UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08090

                                     Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street

                                 Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                     Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Lincoln Variable Insurance Products Trust:

Lincoln Nasdaq-100 Buffer Funds

Lincoln Nasdaq-100 Buffer Fund Mar

Lincoln Nasdaq-100 Buffer Fund Jun

Lincoln Nasdaq-100 Buffer Fund Sep

Lincoln Nasdaq-100 Buffer Fund Dec

Lincoln S&P 500 Buffer Funds

Lincoln S&P 500 Buffer Fund Feb

Lincoln S&P 500 Buffer Fund May

Lincoln S&P 500 Buffer Fund Aug

Lincoln S&P 500 Buffer Fund Nov

Lincoln S&P 500 Ultra Buffer Fund Feb

Lincoln S&P 500 Ultra Buffer Fund May

Lincoln S&P 500 Ultra Buffer Fund Aug

Lincoln S&P 500 Ultra Buffer Fund Nov

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

LVIP American Allocation Funds:

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Funds:

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP American Global Allocation Managed Risk Funds:

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Real Estate Fund (formerly, LVIP BlackRock Global Real Estate Fund)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Channing Small-Cap Value Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Income Fund

LVIP Delaware High Yield Fund

LVIP Delaware Limited-Term Diversified Income Fund

LVIP Delaware Mid Cap Value Fund

LVIP Delaware SMID Cap Core Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware U.S. Growth Fund

LVIP Delaware U.S. REIT Fund (formerly, LVIP Delaware REIT Fund)

LVIP Delaware Value Fund

LVIP Delaware Wealth Builder Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional International Core Equity Fund

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Global Allocation Managed Risk Funds:

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Government Money Market Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan High Yield Fund

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan U.S. Equity Fund

LVIP Loomis Sayles Global Growth Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mondrian Global Income Fund (formerly, LVIP Global Income Fund)

LVIP Mondrian International Value Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP PIMCO Low Duration Bond Fund

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

LVIP Franklin Templeton Multi-Factor Funds:

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (formerly, LVIP SSGA Emerging Markets 100 Fund)

LVIP Franklin Templeton Multi-Factor International Equity Fund (formerly, LVIP SSGA Developed International 150 Fund)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (formerly, LVIP SSGA Large Cap 100 Fund)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (formerly, LVIP SSGA Small/Mid-Cap 200 Fund)

LVIP Allocation Funds:

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP Structured Conservative Allocation Fund (formerly, LVIP SSGA Conservative Structured Allocation Fund)

LVIP Structured Moderate Allocation Fund (formerly, LVIP SSGA Moderate Structured Allocation Fund)

LVIP Structured Moderately Aggressive Allocation Fund (formerly, LVIP SSGA Moderately Aggressive Structured Allocation Fund)

LVIP SSGA Bond Index Fund

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Index Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA S&P 500 Index Fund

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Small-Cap Index Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP T. Rowe Price Target Maturity Funds:

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

LVIP T. Rowe Price 2060 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Vanguard Allocation Funds:

LVIP Vanguard Bond Allocation Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Wellington Capital Growth Fund

LVIP Wellington SMID Cap Value Fund

LVIP Western Asset Core Bond Fund

Lincoln Nasdaq-100 Buffer Funds
Lincoln Nasdaq-100 Buffer Fund Mar
Lincoln Nasdaq-100 Buffer Fund Jun
Lincoln Nasdaq-100 Buffer Fund Sep
Lincoln Nasdaq-100 Buffer Fund Dec
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

Lincoln Nasdaq-100 Buffer Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln Nasdaq-100 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln Nasdaq-100 Buffer Fund Mar
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,251.60	0.62%	$3.46
Service Class Shares	1,000.00	1,249.60	0.97%	5.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86
Lincoln Nasdaq-100 Buffer Fund Jun
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,216.70	0.62%	$3.41
Service Class Shares	1,000.00	1,214.60	0.97%	5.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

Lincoln Nasdaq-100 Buffer Funds-1

Lincoln Nasdaq-100 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Lincoln Nasdaq-100 Buffer Fund Sep
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,254.30	0.62%	$3.47
Service Class Shares	1,000.00	1,252.10	0.97%	5.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86
Lincoln Nasdaq-100 Buffer Fund Dec
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,206.70	0.62%	$3.39
Service Class Shares	1,000.00	1,204.60	0.97%	5.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.62%	$3.11
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln Nasdaq-100 Buffer Funds-2

Lincoln Nasdaq-100 Buffer Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln Nasdaq-100 Buffer Fund Mar
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	55.18%
Investment Company	55.18%
Equity Fund	55.18%
Unaffiliated Investments	56.55%
Investment Company	1.13%
Money Market Fund	1.13%
Options Purchased	55.42%
Centrally Cleared	55.42%
Call Options Purchased	53.76%
Put Option Purchased	1.66%
Total Investments	111.73%
Options Written	(10.63%)
Centrally Cleared	(10.63%)
Call Options Written	(9.81%)
Put Option Written	(0.82%)
Liabilities Net of Receivables and Other Assets	(1.10%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Fund Jun
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	49.59%
Investment Company	49.59%
Equity Fund	49.59%
Unaffiliated Investments	56.59%
Investment Company	2.83%
Money Market Fund	2.83%
Options Purchased	53.76%
Centrally Cleared	53.76%
Call Options Purchased	48.13%
Put Option Purchased	5.63%
Total Investments	106.18%
Options Written	(5.24%)
Centrally Cleared	(5.24%)
Call Options Written	(2.43%)
Put Option Written	(2.81%)
Liabilities Net of Receivables and Other Assets	(0.94%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Fund Sep
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	52.77%
Investment Company	52.77%
Equity Fund	52.77%
Unaffiliated Investments	53.80%
Investment Company	1.97%
Money Market Fund	1.97%
Options Purchased	51.83%
Centrally Cleared	51.83%
Call Options Purchased	51.64%
Put Option Purchased	0.19%
Total Investments	106.57%
Options Written	(5.68%)
Centrally Cleared	(5.68%)
Call Options Written	(5.60%)
Put Option Written	(0.08%)
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

Lincoln Nasdaq-100 Buffer Funds-3

Lincoln Nasdaq-100 Buffer Funds
Security Type/Sector Allocations (unaudited) (continued)
Lincoln Nasdaq-100 Buffer Fund Dec
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	55.51%
Investment Company	55.51%
Equity Fund	55.51%
Unaffiliated Investments	58.34%
Investment Company	3.64%
Money Market Fund	3.64%
Options Purchased	54.70%
Centrally Cleared	54.70%
Call Options Purchased	54.20%
Put Option Purchased	0.50%
Total Investments	113.85%
Options Written	(12.78%)
Centrally Cleared	(12.78%)
Call Options Written	(12.54%)
Put Option Written	(0.24%)
Liabilities Net of Receivables and Other Assets	(1.07%)
Total Net Assets	100.00%
Lincoln Nasdaq-100 Buffer Funds-4

Lincoln Nasdaq-100 Buffer Fund Mar
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–55.18%
INVESTMENT COMPANY–55.18%
Equity Fund–55.18%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	130,316	$ 1,403,109
Total Affiliated Investment (Cost $1,289,847)		1,403,109
UNAFFILIATED INVESTMENTS–56.55%
INVESTMENT COMPANY–1.13%
Money Market Fund–1.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	28,906	28,906
Total Investment Company (Cost $28,906)		28,906

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.42%
CENTRALLY CLEARED–55.42%
Call Options–53.76%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.16, expiration date 3/15/24, notional amount $34,808	38	$ 1,366,955
Put Options–1.66%
Invesco QQQ TrustSM Series 1 ETF Strike price $305.37, expiration date 3/15/24, notional amount $2,320,812	76	42,302
Total Options Purchased (Cost $1,315,798)		1,409,257
Total Unaffiliated Investments (Cost $1,344,704)		1,438,163

TOTAL INVESTMENTS–111.73% (Cost $2,634,551)	2,841,272

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(10.63)%
CENTRALLY CLEARED–(10.63)%
Call Options–(9.81)%
Invesco QQQ TrustSM Series 1 ETF Strike price $367.73, expiration date 3/15/24, notional amount $(2,794,748)	(76)	(249,460)
Put Options–(0.82)%
Invesco QQQ TrustSM Series 1 ETF Strike price $268.73, expiration date 3/15/24, notional amount $(2,042,348)	(76)	(20,883)
Total Options Written (Premiums received $(181,525))		(270,343)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.10%)		(28,048)
NET ASSETS APPLICABLE TO 235,569 SHARES OUTSTANDING–100.00%		$2,542,881

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-5

Lincoln Nasdaq-100 Buffer Fund Jun
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.59%
INVESTMENT COMPANY–49.59%
Equity Fund–49.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	143,796	$ 1,548,250
Total Affiliated Investment (Cost $1,386,163)		1,548,250
UNAFFILIATED INVESTMENTS–56.59%
INVESTMENT COMPANY–2.83%
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	88,270	88,270
Total Investment Company (Cost $88,270)		88,270

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–53.76%
CENTRALLY CLEARED–53.76%
Call Options–48.13%
Invesco QQQ TrustSM Series 1 ETF Strike price $11.04, expiration date 6/21/24, notional amount $46,368	42	$ 1,502,469
Put Options–5.63%
Invesco QQQ TrustSM Series 1 ETF Strike price $367.94, expiration date 6/21/24, notional amount $3,090,696	84	175,763
Total Options Purchased (Cost $1,688,998)		1,678,232
Total Unaffiliated Investments (Cost $1,777,268)		1,766,502

TOTAL INVESTMENTS–106.18% (Cost $3,163,431)	3,314,752

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.24)%
CENTRALLY CLEARED–(5.24)%
Call Options–(2.43)%
Invesco QQQ TrustSM Series 1 ETF Strike price $440.42, expiration date 6/21/24, notional amount $(3,699,528)	(84)	(75,856)
Put Options–(2.81)%
Invesco QQQ TrustSM Series 1 ETF Strike price $323.79, expiration date 6/21/24, notional amount $(2,719,836)	(84)	(87,831)
Total Options Written (Premiums received $(178,625))		(163,687)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.94%)		(29,106)
NET ASSETS APPLICABLE TO 301,443 SHARES OUTSTANDING–100.00%		$3,121,959

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-6

Lincoln Nasdaq-100 Buffer Fund Sep
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.77%
INVESTMENT COMPANY–52.77%
Equity Fund–52.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	157,558	$ 1,696,424
Total Affiliated Investment (Cost $1,533,693)		1,696,424
UNAFFILIATED INVESTMENTS–53.80%
INVESTMENT COMPANY–1.97%
Money Market Fund–1.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	63,510	63,510
Total Investment Company (Cost $63,510)		63,510

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–51.83%
CENTRALLY CLEARED–51.83%
Call Options–51.64%
Invesco QQQ TrustSM Series 1 ETF Strike price $8.68, expiration date 9/15/23, notional amount $39,928	46	$ 1,660,136
Put Options–0.19%
Invesco QQQ TrustSM Series 1 ETF Strike price $289.33, expiration date 9/15/23, notional amount $2,661,836	92	6,037
Total Options Purchased (Cost $1,501,792)		1,666,173
Total Unaffiliated Investments (Cost $1,565,302)		1,729,683

TOTAL INVESTMENTS–106.57% (Cost $3,098,995)	3,426,107

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.68)%
CENTRALLY CLEARED–(5.68)%
Call Options–(5.60)%
Invesco QQQ TrustSM Series 1 ETF Strike price $361.65, expiration date 9/15/23, notional amount $(3,327,180)	(92)	(180,074)
Put Options–(0.08)%
Invesco QQQ TrustSM Series 1 ETF Strike price $254.60, expiration date 9/15/23, notional amount $(2,342,320)	(92)	(2,432)
Total Options Written (Premiums received $(235,165))		(182,506)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.89%)		(28,858)
NET ASSETS APPLICABLE TO 309,789 SHARES OUTSTANDING–100.00%		$3,214,743

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-7

Lincoln Nasdaq-100 Buffer Fund Dec
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–55.51%
INVESTMENT COMPANY–55.51%
Equity Fund–55.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	137,299	$ 1,478,299
Total Affiliated Investment (Cost $1,421,914)		1,478,299
UNAFFILIATED INVESTMENTS–58.34%
INVESTMENT COMPANY–3.64%
Money Market Fund–3.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	96,869	96,869
Total Investment Company (Cost $96,869)		96,869

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–54.70%
CENTRALLY CLEARED–54.70%
Call Options–54.20%
Invesco QQQ TrustSM Series 1 ETF Strike price $8.23, expiration date 12/15/23, notional amount $32,920	40	$ 1,443,598
Put Options–0.50%
Invesco QQQ TrustSM Series 1 ETF Strike price $274.26, expiration date 12/15/23, notional amount $2,194,080	80	13,268
Total Options Purchased (Cost $1,260,768)		1,456,866
Total Unaffiliated Investments (Cost $1,357,637)		1,553,735

TOTAL INVESTMENTS–113.85% (Cost $2,779,551)	3,032,034

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(12.78)%
CENTRALLY CLEARED–(12.78)%
Call Options–(12.54)%
Invesco QQQ TrustSM Series 1 ETF Strike price $344.06, expiration date 12/15/23, notional amount $(2,752,480)	(80)	(334,121)
Put Options–(0.24)%
Invesco QQQ TrustSM Series 1 ETF Strike price $241.35, expiration date 12/15/23, notional amount $(1,930,800)	(80)	(6,334)
Total Options Written (Premiums received $(186,998))		(340,455)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.07%)		(28,440)
NET ASSETS APPLICABLE TO 275,293 SHARES OUTSTANDING–100.00%		$2,663,139

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-8

Lincoln Nasdaq-100 Buffer Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
ASSETS:
Unaffiliated investments, at value	$1,438,163	$1,766,502	$1,729,683	$1,553,735
Affiliated investments, at value	1,403,109	1,548,250	1,696,424	1,478,299
Expense reimbursement receivable from Lincoln Financial Investments Corporation	7,072	6,896	6,910	7,026
Dividends and interest receivable	210	293	150	398
Prepaid expenses	7	6	6	8
TOTAL ASSETS	2,848,561	3,321,947	3,433,173	3,039,466
LIABILITIES:
Options written, at value	270,343	163,687	182,506	340,455
Payable for fund accounting fee	18,127	18,146	18,146	18,144
Payable for audit fee	14,085	14,085	14,085	14,151
Other accrued expenses payable	1,668	2,165	1,819	1,776
Due to manager and affiliates	1,454	1,776	1,850	1,789
Payable for fund shares redeemed	3	129	24	12
TOTAL LIABILITIES	305,680	199,988	218,430	376,327
TOTAL NET ASSETS	$2,542,881	$3,121,959	$3,214,743	$2,663,139
Unaffiliated investments, at cost	$1,344,704	$1,777,268	$1,565,302	$1,357,637
Affiliated investments, at cost	1,289,847	1,386,163	1,533,693	1,421,914
Options written, premiums received	(181,525)	(178,625)	(235,165)	(186,998)
Standard Class:
Net Assets	$ 10,880	$ 11,097	$ 10,726	$ 9,814
Shares Outstanding	1,006	1,066	1,028	1,014
Net Asset Value Per Share	$ 10.814[1]	$ 10.414[1]	$ 10.432[1]	$ 9.680[1]
Service Class:
Net Assets	$2,532,001	$3,110,862	$3,204,017	$2,653,325
Shares Outstanding	234,563	300,377	308,761	274,279
Net Asset Value Per Share	$ 10.795	$ 10.357	$ 10.377	$ 9.674
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,324,145	$2,965,346	$2,994,589	$2,817,416
Distributable earnings/(accumulated loss)	218,736	156,613	220,154	(154,277)
TOTAL NET ASSETS	$2,542,881	$3,121,959	$3,214,743	$2,663,139

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-9

Lincoln Nasdaq-100 Buffer Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,530	$ 1,705	$ 1,466	$ 2,161
EXPENSES:
Accounting and administration expenses	19,754	19,768	19,782	19,752
Professional fees	17,786	17,789	17,791	17,793
Management fees	6,600	7,702	8,510	6,702
Distribution fees-Service Class	4,183	4,883	5,399	4,249
Reports and statements to shareholders	3,421	753	755	918
Consulting fees	1,150	1,150	1,150	1,150
Pricing fees	566	567	567	567
Shareholder servicing fees	348	406	449	353
Custodian fees	251	253	342	450
Trustees’ fees and expenses	41	45	50	38
Index fees	40	8	15	19
Other	2,007	1,332	1,330	1,653
	56,147	54,656	56,140	53,644
Less:
Management fees waived	(2,760)	(3,221)	(3,559)	(2,803)
Expenses reimbursed	(41,764)	(37,869)	(37,589)	(39,037)
Total operating expenses	11,623	13,566	14,992	11,804
NET INVESTMENT LOSS	(10,093)	(11,861)	(13,526)	(9,643)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(20,237)	7,325	(68,496)	—
Options purchased	(76,058)	172,424	(27,056)	—
Options written	207,222	(61,286)	(6,031)	—
Net realized gain (loss)	110,927	118,463	(101,583)	—
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	415,211	466,149	571,787	415,330
Options purchased	42,069	84,888	231,111	216,140
Options written	(14,525)	(121,476)	(11,234)	(170,612)
Net change in unrealized appreciation (depreciation)	442,755	429,561	791,664	460,858
NET REALIZED AND UNREALIZED GAIN	553,682	548,024	690,081	460,858
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$543,589	$ 536,163	$ 676,555	$ 451,215
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-10

Lincoln Nasdaq-100 Buffer Funds
Statements of Changes in Net Assets
	Lincoln Nasdaq-100 Buffer Fund Mar		Lincoln Nasdaq-100 Buffer Fund Jun		Lincoln Nasdaq-100 Buffer Fund Sep
	Six Months Ended 6/30/23 (unaudited)	3/18/22 * to 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (10,093)	$ (10,836)	$ (11,861)	$ (16,385)	$ (13,526)	$ (15,186)
Net realized gain (loss)	110,927	16,407	118,463	37,509	(101,583)	26,531
Net change in unrealized appreciation (depreciation)	442,755	(324,852)	429,561	(398,053)	791,664	(471,012)
Net increase (decrease) in net assets resulting from operations	543,589	(319,281)	536,163	(376,929)	676,555	(459,667)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(51)	—	(510)	—	(179)
Service Class	—	(7,424)	—	(136,862)	—	(55,674)
Return of capital:
Standard Class	—	(1)	—	—	—	—
Service Class	—	(316)	—	—	—	—
	—	(7,792)	—	(137,372)	—	(55,853)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000	—	—	—	—
Service Class	19	2,634,745	144,344	585,760	638,652	757,355
Reinvestment of dividends and distributions:
Standard Class	—	52	—	510	—	179
Service Class	—	7,740	—	136,862	—	55,674
	19	2,652,537	144,344	723,132	638,652	813,208
Cost of shares redeemed:
Service Class	(325,093)	(1,098)	(7,867)	(175,340)	(767,832)	(60,108)
	(325,093)	(1,098)	(7,867)	(175,340)	(767,832)	(60,108)
Increase (decrease) in net assets derived from capital share transactions	(325,074)	2,651,439	136,477	547,792	(129,180)	753,100
NET INCREASE IN NET ASSETS	218,515	2,324,366	672,640	33,491	547,375	237,580
NET ASSETS:
Beginning of period	2,324,366	—	2,449,319	2,415,828	2,667,368	2,429,788
End of period	$2,542,881	$2,324,366	$3,121,959	$2,449,319	$3,214,743	$2,667,368

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-11

Lincoln Nasdaq-100 Buffer Funds
Statements of Changes in Net Assets (continued)
	Lincoln Nasdaq-100 Buffer Fund Dec
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (9,643)	$ (22,442)
Net realized loss	—	(222,253)
Net change in unrealized appreciation (depreciation)	460,858	(407,871)
Net increase (decrease) in net assets resulting from operations	451,215	(652,566)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(61)
Service Class	—	(4,265)
Return of capital:
Standard Class	—	(50)
Service Class	—	(16,335)
	—	(20,711)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—
Service Class	43,148	1,274,297
Reinvestment of dividends and distributions:
Standard Class	—	111
Service Class	—	20,600
	43,148	1,295,008
Cost of shares redeemed:
Service Class	(28,524)	(1,109,840)
	(28,524)	(1,109,840)
Increase in net assets derived from capital share transactions	14,624	185,168
NET INCREASE (DECREASE) IN NET ASSETS	465,839	(488,109)
NET ASSETS:
Beginning of period	2,197,300	2,685,409
End of period	$2,663,139	$ 2,197,300
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-12

Lincoln Nasdaq-100 Buffer Fund Mar
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	3/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 8.640	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.020)
Net realized and unrealized gain (loss)	2.197	(1.288)
Total from investment operations	2.174	(1.308)
Less dividends and distributions from:
Net investment income	—	(0.036)
Net realized gain	—	(0.015)
Return of capital	—	(0.001)
Total dividends and distributions	—	(0.052)
Net asset value, end of period	$ 10.814	$ 8.640
Total return[4]	25.16%	(13.07%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 9
Ratio of expenses to average net assets[5]	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.33%	5.17%
Ratio of net investment income (loss) to average net assets	(0.49%) [6]	(0.28%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.20%) [6]	(4.83%)
Portfolio turnover	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-13

Lincoln Nasdaq-100 Buffer Fund Mar
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar Service Class
	Six Months Ended 6/30/23[2] (unaudited)	3/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 8.639	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.041)	(0.046)
Net realized and unrealized gain (loss)	2.197	(1.286)
Total from investment operations	2.156	(1.332)
Less dividends and distributions from:
Net investment income	—	(0.013)
Net realized gain	—	(0.015)
Return of capital	—	(0.001)
Total dividends and distributions	—	(0.029)
Net asset value, end of period	$ 10.795	$ 8.639
Total return[4]	24.96%	(13.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,532	$ 2,316
Ratio of expenses to average net assets[5]	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.68%	5.52%
Ratio of net investment income (loss) to average net assets	(0.84%) [6]	(0.63%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.55%) [6]	(5.18%)
Portfolio turnover	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-14

Lincoln Nasdaq-100 Buffer Fund Jun
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Jun Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	6/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.559	$ 10.591	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.032)	(0.023)
Net realized and unrealized gain (loss)	1.878	(1.493)	0.668
Total from investment operations	1.855	(1.525)	0.645
Less dividends and distributions from:
Net investment income	—	—	(0.054)
Net realized gain	—	(0.507)	—
Total dividends and distributions	—	(0.507)	(0.054)
Net asset value, end of period	$ 10.414	$ 8.559	$ 10.591
Total return[4]	21.67%	(14.32%)	6.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 9	$ 11
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.55%	4.30%	5.97%
Ratio of net investment income (loss) to average net assets	(0.49%) [6]	(0.32%)	(0.45%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.42%) [6]	(4.00%)	(5.80%)
Portfolio turnover	10%	5%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-15

Lincoln Nasdaq-100 Buffer Fund Jun
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Jun Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	6/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.527	$ 10.590	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	(0.065)	(0.045)
Net realized and unrealized gain (loss)	1.870	(1.491)	0.670
Total from investment operations	1.830	(1.556)	0.625
Less dividends and distributions from:
Net investment income	—	—	(0.035)
Net realized gain	—	(0.507)	—
Total dividends and distributions	—	(0.507)	(0.035)
Net asset value, end of period	$ 10.357	$ 8.527	$ 10.590
Total return[4]	21.46%	(14.61%)	6.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,111	$ 2,440	$ 2,405
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.90%	4.65%	6.32%
Ratio of net investment income (loss) to average net assets	(0.84%) [6]	(0.67%)	(0.80%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.77%) [6]	(4.35%)	(6.15%)
Portfolio turnover	10%	5%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-16

Lincoln Nasdaq-100 Buffer Fund Sep
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Sep Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	9/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.317	$ 10.254	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	2.138	(1.732)	0.328
Total from investment operations	2.115	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	—	(0.065)
Net realized gain	—	(0.177)	—
Total dividends and distributions	—	(0.177)	(0.065)
Net asset value, end of period	$ 10.432	$ 8.317	$ 10.254
Total return[4]	25.43%	(17.13%)	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.28%	4.69%	6.50%
Ratio of net investment income (loss) to average net assets	(0.49%) [6]	(0.30%)	(0.31%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.15%) [6]	(4.37%)	(6.19%)
Portfolio turnover	17%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-17

Lincoln Nasdaq-100 Buffer Fund Sep
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Sep Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	9/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.288	$ 10.253	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.041)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	2.130	(1.728)	0.328
Total from investment operations	2.089	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	(0.055)
Net realized gain	—	(0.177)	—
Total dividends and distributions	—	(0.177)	(0.055)
Net asset value, end of period	$ 10.377	$ 8.288	$ 10.253
Total return[4]	25.21%	(17.41%)	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,204	$ 2,659	$ 2,419
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.63%	5.04%	6.85%
Ratio of net investment income (loss) to average net assets	(0.84%) [6]	(0.65%)	(0.66%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.50%) [6]	(4.72%)	(6.54%)
Portfolio turnover	17%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-18

Lincoln Nasdaq-100 Buffer Fund Dec
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Dec Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	12/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.022	$ 10.179	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	(0.037)	—
Net realized and unrealized gain (loss)	1.677	(2.010)	0.179
Total from investment operations	1.658	(2.047)	0.179
Less dividends and distributions from:
Net investment income	—	(0.048)	—
Net realized gain	—	(0.012)	—
Return of capital	—	(0.050)	—
Total dividends and distributions	—	(0.110)	—
Net asset value, end of period	$ 9.680	$ 8.022	$ 10.179
Total return[4]	20.67%	(20.10%)	1.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 8	$ 10
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.05%	3.92%	22.27%
Ratio of net investment income (loss) to average net assets	(0.44%) [6]	(0.42%)	(0.62%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.87%) [6]	(3.72%)	(22.27%)
Portfolio turnover	—%	33%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-19

Lincoln Nasdaq-100 Buffer Fund Dec
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Nasdaq-100 Buffer Fund Dec Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	12/17/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.031	$ 10.178	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.035)	(0.069)	(0.005)
Net realized and unrealized gain (loss)	1.678	(2.006)	0.183
Total from investment operations	1.643	(2.075)	0.178
Less dividends and distributions from:
Net investment income	—	(0.010)	—
Net realized gain	—	(0.012)	—
Return of capital	—	(0.050)	—
Total dividends and distributions	—	(0.072)	—
Net asset value, end of period	$ 9.674	$ 8.031	$ 10.178
Total return[4]	20.46%	(20.38%)	1.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,653	$ 2,189	$ 2,675
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.40%	4.27%	22.62%
Ratio of net investment income (loss) to average net assets	(0.79%) [6]	(0.77%)	(0.97%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.22%) [6]	(4.07%)	(22.62%)
Portfolio turnover	—%	33%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Nasdaq-100 Buffer Funds-20

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Nasdaq-100 Buffer Fund Mar, Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep and Lincoln Nasdaq-100 Buffer Fund Dec (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. Each Fund is advised by Lincoln Financial Investments Corporation (LFI) (formerly, Lincoln Investment Advisors Corporation (LIAC)). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment companies, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over a one-year period. Financial statements for the Underlying Funds can be found at www.sec.gov.
Each Fund’s investment objective is to seek over a specified annual period (an “Outcome Period”), to provide returns that track the price return of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2021–December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Nasdaq-100 Buffer Funds-21

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.
For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund’s average daily net assets. LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% on first $50 million and 0.00% over $50 million of each Fund’s average daily net assets. This agreement will continue at least through April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2024	2025	Total
Lincoln Nasdaq-100 Buffer Fund Mar	$ —	$75,094	$ 75,094
Lincoln Nasdaq-100 Buffer Fund Jun	$64,572	$84,237	$ 148,809
Lincoln Nasdaq-100 Buffer Fund Sep	$37,834	$89,164	$ 126,998
Lincoln Nasdaq-100 Buffer Fund Dec	$22,173	$89,267	$ 111,440
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Administrative	$98	$112	$124	$98
Legal	16	18	20	16
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Printing and mailing	$4	$2	$4	$—
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
Lincoln Nasdaq-100 Buffer Funds-22

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Expense reimbursement receivable due from LFI	$7,072	$6,896	$6,910	$7,026
Management fees payable to LFI	666	814	848	692
Distribution fees payable to LFD	726	887	924	755
Printing and mailing fees payable to Lincoln Life	2	1	1	279
Shareholder servicing fees payable to Lincoln Life	60	74	77	63
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2023, Lincoln Life directly owned the following percentages of each fund:
Lincoln Life
Lincoln Nasdaq-100 Buffer Fund Mar	95.84%
Lincoln Nasdaq-100 Buffer Fund Jun	79.41%
Lincoln Nasdaq-100 Buffer Fund Sep	74.61%
Lincoln Nasdaq-100 Buffer Fund Dec	82.48%
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
Lincoln Nasdaq-100 Buffer Fund Mar
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-55.18%@
Equity Fund-55.18%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,008,976	$121,267	$122,108	$(20,237)	$415,211	$—	$1,403,109	130,316	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Funds-23

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Nasdaq-100 Buffer Fund Jun
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.59%@
Equity Fund-49.59%
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,191,262	$64,494	$180,980	$7,325	$466,149	$—	$1,548,250	143,796	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Fund Sep
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.77%@
Equity Fund-52.77%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,274,696	$276,165	$357,728	$(68,496)	$571,787	$—	$1,696,424	157,558	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln Nasdaq-100 Buffer Fund Dec
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-55.51%@
Equity Fund-55.51%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,062,969	$—	$—	$—	$415,330	$—	$1,478,299	137,299	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Purchases	$121,267	$ 64,494	$276,165	$—
Sales	122,108	180,980	357,728	—
Lincoln Nasdaq-100 Buffer Funds-24

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Nasdaq-100 Buffer Fund Jun	Lincoln Nasdaq-100 Buffer Fund Sep	Lincoln Nasdaq-100 Buffer Fund Dec
Cost of investments and derivatives	$2,634,551	$3,163,431	$3,098,995	$2,779,551
Aggregate unrealized appreciation of investments and derivatives	$ 360,708	$ 172,685	$ 549,666	$ 443,673
Aggregate unrealized depreciation of investments and derivatives	(153,987)	(21,364)	(222,554)	(191,190)
Net unrealized appreciation of investments and derivatives	$ 206,721	$ 151,321	$ 327,112	$ 252,483
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Lincoln Nasdaq-100 Buffer Fund Mar
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,403,109	$ —	$—	$1,403,109
Unaffiliated Investment Company	28,906	—	—	28,906
Options Purchased	—	1,409,257	—	1,409,257
Total Investments	$1,432,015	$1,409,257	$—	$2,841,272
Derivatives:
Liabilities:
Options Written	$ —	$ (270,343)	$—	$ (270,343)
There were no Level 3 investments at the end of the period.
Lincoln Nasdaq-100 Buffer Funds-25

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln Nasdaq-100 Buffer Fund Jun
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,548,250	$ —	$—	$1,548,250
Unaffiliated Investment Company	88,270	—	—	88,270
Options Purchased	—	1,678,232	—	1,678,232
Total Investments	$1,636,520	$1,678,232	$—	$3,314,752
Derivatives:
Liabilities:
Options Written	$ —	$ (163,687)	$—	$ (163,687)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Fund Sep
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,696,424	$ —	$—	$1,696,424
Unaffiliated Investment Company	63,510	—	—	63,510
Options Purchased	—	1,666,173	—	1,666,173
Total Investments	$1,759,934	$1,666,173	$—	$3,426,107
Derivatives:
Liabilities:
Options Written	$ —	$ (182,506)	$—	$ (182,506)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Fund Dec
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,478,299	$ —	$—	$1,478,299
Unaffiliated Investment Company	96,869	—	—	96,869
Options Purchased	—	1,456,866	—	1,456,866
Total Investments	$1,575,168	$1,456,866	$—	$3,032,034
Derivatives:
Liabilities:
Options Written	$ —	$ (340,455)	$—	$ (340,455)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Funds-26

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Nasdaq-100 Buffer Fund Mar		Lincoln Nasdaq-100 Buffer Fund Jun		Lincoln Nasdaq-100 Buffer Fund Sep
	Six Months Ended	3/18/22 * to	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	—	1,000	—	—	—	—
Service Class	2	267,248	14,989	61,425	69,241	85,062
Shares reinvested:
Standard Class	—	6	—	61	—	22
Service Class	—	914	—	16,314	—	6,830
	2	269,168	14,989	77,800	69,241	91,914
Shares redeemed:
Standard Class	—	—	—	—	—	—
Service Class	(33,479)	(122)	(782)	(18,687)	(81,294)	(7,049)
	(33,479)	(122)	(782)	(18,687)	(81,294)	(7,049)
Net increase (decrease)	(33,477)	269,046	14,207	59,113	(12,053)	84,865

*	Date of commencement of operations.

	Lincoln Nasdaq-100 Buffer Fund Dec
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	—	—
Service Class	4,771	137,324
Shares reinvested:
Standard Class	—	14
Service Class	—	2,576
	4,771	139,914
Shares redeemed:
Standard Class	—	—
Service Class	(3,090)	(130,145)
	(3,090)	(130,145)
Net increase (decrease)	1,681	9,769
5. Line of Credit
The Lincoln Nasdaq-100 Buffer Fund Jun, Nasdaq-100 Buffer Fund Sep and Nasdaq-100 Buffer Fund Dec, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant.  The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2023, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient
Lincoln Nasdaq-100 Buffer Funds-27

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the six months ended June 30, 2023, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln Nasdaq-100 Buffer Fund Mar
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,409,257	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(270,343)
Total		$1,409,257		$(270,343)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$ (76,058)	$ 42,069
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	207,222	(14,525)
Total		$131,164	$ 27,544
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln Nasdaq-100 Buffer Fund Jun
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,678,232	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(163,687)
Total		$1,678,232		$(163,687)
Lincoln Nasdaq-100 Buffer Funds-28

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$172,424	$ 84,888
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(61,286)	(121,476)
Total		$111,138	$ (36,588)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln Nasdaq-100 Buffer Fund Sep
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,666,173	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(182,506)
Total		$1,666,173		$(182,506)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(27,056)	$231,111
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(6,031)	(11,234)
Total		$(33,087)	$219,877
Lincoln Nasdaq-100 Buffer Funds-29

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln Nasdaq-100 Buffer Fund Dec
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,456,866	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(340,455)
Total		$1,456,866		$(340,455)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 216,140
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(170,612)
Total		$—	$ 45,528
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Nasdaq-100 Buffer Fund Mar	$1,409,885	$200,472
Lincoln Nasdaq-100 Buffer Fund Jun	1,443,548	89,273
Lincoln Nasdaq-100 Buffer Fund Sep	1,624,630	119,339
Lincoln Nasdaq-100 Buffer Fund Dec	1,319,076	196,244
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
Lincoln Nasdaq-100 Buffer Funds-30

Lincoln Nasdaq-100 Buffer Funds
Notes to Financial Statements (continued)
9. Subsequent Events
At a meeting held June 6-7, 2023, the Funds Board approved a proposal to change each Fund’s name as noted in the chart below:
New Fund Name	Former Fund Name	Effective Date
Lincoln Hedged Nasdaq-100 Fund 2	Lincoln Nasdaq-100 Buffer Fund Dec	December 15, 2023
Lincoln Hedged Nasdaq-100 Fund 4	Lincoln Nasdaq-100 Buffer Fund Jun	June 14, 2024
Lincoln Hedged Nasdaq-100 Fund 3	Lincoln Nasdaq-100 Buffer Fund Mar	March 15, 2024
Lincoln Hedged Nasdaq-100 Fund	Lincoln Nasdaq-100 Buffer Fund Sep	September 15, 2023
Each Fund will have a new investment objective and principal investment strategy effective on the date of the name change. Each Fund’s investment objective will be to seek long-term growth of capital.
Management has determined that no additional events or transactions occurred that would require recognition or disclosure in the Funds financial statements.
Lincoln Nasdaq-100 Buffer Funds-31

Lincoln Nasdaq-100 Buffer Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln Nasdaq-100 Buffer Funds-32

Lincoln S&P 500 Buffer Funds
Lincoln S&P 500 Buffer Fund Feb
Lincoln S&P 500 Buffer Fund May
Lincoln S&P 500 Buffer Fund Aug
Lincoln S&P 500 Buffer Fund Nov
Lincoln S&P 500 Ultra Buffer Funds
Lincoln S&P 500 Ultra Buffer Fund Feb
Lincoln S&P 500 Ultra Buffer Fund May
Lincoln S&P 500 Ultra Buffer Fund Aug
Lincoln S&P 500 Ultra Buffer Fund Nov
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

Lincoln S&P 500 Buffer Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln S&P 500 Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln S&P 500 Buffer Fund Feb
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,103.80	0.58%	$3.03
Service Class Shares	1,000.00	1,101.90	0.93%	4.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Buffer Fund May
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,101.60	0.58%	$3.02
Service Class Shares	1,000.00	1,099.70	0.93%	4.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.00	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

Lincoln S&P 500 Buffer Funds-1

Lincoln S&P 500 Buffer Fund
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Lincoln S&P 500 Buffer Fund Aug
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,103.70	0.58%	$3.03
Service Class Shares	1,000.00	1,101.80	0.93%	4.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Buffer Fund Nov
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,125.50	0.58%	$3.06
Service Class Shares	1,000.00	1,123.50	0.93%	4.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Buffer Funds-2

Lincoln S&P 500 Ultra Buffer Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Lincoln S&P 500 Ultra Buffer Fund Feb
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,061.30	0.58%	$2.96
Service Class Shares	1,000.00	1,059.40	0.93%	4.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.00	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Ultra Buffer Fund May
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,080.80	0.58%	$2.99
Service Class Shares	1,000.00	1,079.00	0.93%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Ultra Buffer Fund Aug
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,077.30	0.58%	$2.99
Service Class Shares	1,000.00	1,075.50	0.93%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66
Lincoln S&P 500 Ultra Buffer Fund Nov
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,096.80	0.58%	$3.02
Service Class Shares	1,000.00	1,094.80	0.93%	4.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.80	0.58%	$2.91
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Lincoln S& P 500 Buffer Funds-3

Lincoln S&P 500 Buffer Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln S&P 500 Buffer Fund Feb
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	50.17%
Investment Company	50.17%
Equity Fund	50.17%
Unaffiliated Investments	53.05%
Investment Company	2.15%
Money Market Fund	2.15%
Options Purchased	50.90%
Centrally Cleared	50.90%
Call Options Purchased	49.11%
Put Option Purchased	1.79%
Total Investments	103.22%
Options Written	(2.60%)
Centrally Cleared	(2.60%)
Call Options Written	(1.81%)
Put Option Written	(0.79%)
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	49.89%
Investment Company	49.89%
Equity Fund	49.89%
Unaffiliated Investments	54.25%
Investment Company	2.27%
Money Market Fund	2.27%
Options Purchased	51.98%
Centrally Cleared	51.98%
Call Options Purchased	49.07%
Put Option Purchased	2.91%
Total Investments	104.14%
Options Written	(3.56%)
Centrally Cleared	(3.56%)
Call Options Written	(2.15%)
Put Option Written	(1.41%)
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund Aug
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	49.81%
Investment Company	49.81%
Equity Fund	49.81%
Unaffiliated Investments	50.99%
Investment Company	1.86%
Money Market Fund	1.86%
Options Purchased	49.13%
Centrally Cleared	49.13%
Call Options Purchased	48.67%
Put Option Purchased	0.46%
Total Investments	100.80%
Options Written	(0.09%)
Centrally Cleared	(0.09%)
Call Options Written	(0.01%)
Put Option Written	(0.08%)
Liabilities Net of Receivables and Other Assets	(0.71%)
Total Net Assets	100.00%
Lincoln S&P 500 Buffer Fund Nov
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	50.54%
Investment Company	50.54%
Equity Fund	50.54%
Unaffiliated Investments	51.26%
Investment Company	0.94%
Money Market Fund	0.94%
Options Purchased	50.32%
Centrally Cleared	50.32%
Call Options Purchased	49.46%
Put Option Purchased	0.86%
Total Investments	101.80%
Options Written	(0.88%)
Centrally Cleared	(0.88%)
Call Options Written	(0.53%)
Put Option Written	(0.35%)
Liabilities Net of Receivables and Other Assets	(0.92%)
Total Net Assets	100.00%

Lincoln S&P 500 Buffer Funds-4

Lincoln S&P 500 Ultra Buffer Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Lincoln S&P 500 Ultra Buffer Fund Feb
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	51.90%
Investment Company	51.90%
Equity Fund	51.90%
Unaffiliated Investments	53.22%
Investment Company	0.58%
Money Market Fund	0.58%
Options Purchased	52.64%
Centrally Cleared	52.64%
Call Options Purchased	50.79%
Put Option Purchased	1.85%
Total Investments	105.12%
Options Written	(4.42%)
Centrally Cleared	(4.42%)
Call Options Written	(3.98%)
Put Option Written	(0.44%)
Liabilities Net of Receivables and Other Assets	(0.70%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund May
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	51.26%
Investment Company	51.26%
Equity Fund	51.26%
Unaffiliated Investments	54.26%
Investment Company	0.86%
Money Market Fund	0.86%
Options Purchased	53.40%
Centrally Cleared	53.40%
Call Options Purchased	50.42%
Put Option Purchased	2.98%
Total Investments	105.52%
Options Written	(5.07%)
Centrally Cleared	(5.07%)
Call Options Written	(4.28%)
Put Option Written	(0.79%)
Liabilities Net of Receivables and Other Assets	(0.45%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund Aug
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	49.43%
Investment Company	49.43%
Equity Fund	49.43%
Unaffiliated Investments	51.29%
Investment Company	2.44%
Money Market Fund	2.44%
Options Purchased	48.85%
Centrally Cleared	48.85%
Call Options Purchased	48.40%
Put Option Purchased	0.45%
Total Investments	100.72%
Options Written	(0.12%)
Centrally Cleared	(0.12%)
Call Options Written	(0.09%)
Put Option Written	(0.03%)
Liabilities Net of Receivables and Other Assets	(0.60%)
Total Net Assets	100.00%
Lincoln S&P 500 Ultra Buffer Fund Nov
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	51.64%
Investment Company	51.64%
Equity Fund	51.64%
Unaffiliated Investments	51.91%
Investment Company	0.48%
Money Market Fund	0.48%
Options Purchased	51.43%
Centrally Cleared	51.43%
Call Options Purchased	50.55%
Put Option Purchased	0.88%
Total Investments	103.55%
Options Written	(2.78%)
Centrally Cleared	(2.78%)
Call Options Written	(2.60%)
Put Option Written	(0.18%)
Liabilities Net of Receivables and Other Assets	(0.77%)
Total Net Assets	100.00%

Lincoln S&P 500 Buffer Funds-5

Lincoln S&P 500 Buffer Fund Feb
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.17%
INVESTMENT COMPANY–50.17%
Equity Fund–50.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	93,414	$ 2,383,166
Total Affiliated Investment (Cost $2,345,194)		2,383,166
UNAFFILIATED INVESTMENTS–53.05%
INVESTMENT COMPANY–2.15%
Money Market Fund–2.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	102,112	102,112
Total Investment Company (Cost $102,112)		102,112

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–50.90%
CENTRALLY CLEARED–50.90%
Call Options–49.11%
S&P 500 Mini Index Strike price $10.21, expiration date 2/16/24, notional amount $55,134	54	$ 2,332,693
Put Options–1.79%
S&P 500 Mini Index Strike price $407.93, expiration date 2/16/24, notional amount $4,405,644	108	84,947
Total Options Purchased (Cost $2,386,303)		2,417,640
Total Unaffiliated Investments (Cost $2,488,415)		2,519,752

TOTAL INVESTMENTS–103.22% (Cost $4,833,609)	4,902,918

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.60)%
CENTRALLY CLEARED–(2.60)%
Call Options–(1.81)%
S&P 500 Mini Index Strike price $480.66, expiration date 2/16/24, notional amount $(5,191,128)	(108)	(85,800)
Put Options–(0.79)%
S&P 500 Mini Index Strike price $358.97, expiration date 2/16/24, notional amount $(3,876,876)	(108)	(37,639)
Total Options Written (Premiums received $(192,692))		(123,439)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.62%)		(29,542)
NET ASSETS APPLICABLE TO 474,016 SHARES OUTSTANDING–100.00%		$4,749,937

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-6

Lincoln S&P 500 Buffer Fund May
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.89%
INVESTMENT COMPANY–49.89%
Equity Fund–49.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	96,057	$ 2,450,621
Total Affiliated Investment (Cost $2,411,877)		2,450,621
UNAFFILIATED INVESTMENTS–54.25%
INVESTMENT COMPANY–2.27%
Money Market Fund–2.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	111,316	111,316
Total Investment Company (Cost $111,316)		111,316

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–51.98%
CENTRALLY CLEARED–51.98%
Call Options–49.07%
S&P 500 Mini Index Strike price $10.49, expiration date 5/17/24, notional amount $58,744	56	$ 2,410,389
Put Options–2.91%
S&P 500 Mini Index Strike price $419.20, expiration date 5/17/24, notional amount $4,695,040	112	142,628
Total Options Purchased (Cost $2,527,345)		2,553,017
Total Unaffiliated Investments (Cost $2,638,661)		2,664,333

TOTAL INVESTMENTS–104.14% (Cost $5,050,538)	5,114,954

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.56)%
CENTRALLY CLEARED–(3.56)%
Call Options–(2.15)%
S&P 500 Mini Index Strike price $492.46, expiration date 5/17/24, notional amount $(5,515,552)	(112)	(105,649)
Put Options–(1.41)%
S&P 500 Mini Index Strike price $368.89, expiration date 5/17/24, notional amount $(4,131,568)	(112)	(69,288)
Total Options Written (Premiums received $(192,938))		(174,937)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)		(28,223)
NET ASSETS APPLICABLE TO 489,358 SHARES OUTSTANDING–100.00%		$4,911,794

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-7

Lincoln S&P 500 Buffer Fund Aug
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.81%
INVESTMENT COMPANY–49.81%
Equity Fund–49.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	81,767	$ 2,086,045
Total Affiliated Investment (Cost $2,133,496)		2,086,045
UNAFFILIATED INVESTMENTS–50.99%
INVESTMENT COMPANY–1.86%
Money Market Fund–1.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	77,893	77,893
Total Investment Company (Cost $77,893)		77,893

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–49.13%
CENTRALLY CLEARED–49.13%
Call Options–48.67%
S&P 500 Mini Index Strike price $10.58, expiration date 8/18/23, notional amount $49,726	47	$ 2,038,322
Put Options–0.46%
S&P 500 Mini Index Strike price $422.85, expiration date 8/18/23, notional amount $3,974,790	94	19,009
Total Options Purchased (Cost $2,184,801)		2,057,331
Total Unaffiliated Investments (Cost $2,262,694)		2,135,224

TOTAL INVESTMENTS–100.80% (Cost $4,396,190)	4,221,269

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.09)%
CENTRALLY CLEARED–(0.09)%
Call Options–(0.01)%
S&P 500 Mini Index Strike price $499.16, expiration date 8/18/23, notional amount $(4,692,104)	(94)	(326)
Put Options–(0.08)%
S&P 500 Mini Index Strike price $372.10, expiration date 8/18/23, notional amount $(3,497,740)	(94)	(3,540)
Total Options Written (Premiums received $(227,870))		(3,866)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.71%)		(29,662)
NET ASSETS APPLICABLE TO 429,019 SHARES OUTSTANDING–100.00%		$4,187,741

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-8

Lincoln S&P 500 Buffer Fund Nov
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.54%
INVESTMENT COMPANY–50.54%
Equity Fund–50.54%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	74,583	$ 1,902,767
Total Affiliated Investment (Cost $1,999,136)		1,902,767
UNAFFILIATED INVESTMENTS–51.26%
INVESTMENT COMPANY–0.94%
Money Market Fund–0.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	35,424	35,424
Total Investment Company (Cost $35,424)		35,424

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–50.32%
CENTRALLY CLEARED–50.32%
Call Options–49.46%
S&P 500 Mini Index Strike price $9.93, expiration date 11/17/23, notional amount $42,699	43	$ 1,862,341
Put Options–0.86%
S&P 500 Mini Index Strike price $396.56, expiration date 11/17/23, notional amount $3,410,416	86	32,421
Total Options Purchased (Cost $1,900,938)		1,894,762
Total Unaffiliated Investments (Cost $1,936,362)		1,930,186

TOTAL INVESTMENTS–101.80% (Cost $3,935,498)	3,832,953

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.88)%
CENTRALLY CLEARED–(0.88)%
Call Options–(0.53)%
S&P 500 Mini Index Strike price $483.47, expiration date 11/17/23, notional amount $(4,157,842)	(86)	(20,164)
Put Options–(0.35)%
S&P 500 Mini Index Strike price $348.96, expiration date 11/17/23, notional amount $(3,001,056)	(86)	(13,088)
Total Options Written (Premiums received $(209,139))		(33,252)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.92%)		(34,554)
NET ASSETS APPLICABLE TO 383,161 SHARES OUTSTANDING–100.00%		$3,765,147

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-9

Lincoln S&P 500 Ultra Buffer Fund Feb
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.90%
INVESTMENT COMPANY–51.90%
Equity Fund–51.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	86,508	$ 2,206,995
Total Affiliated Investment (Cost $2,191,366)		2,206,995
UNAFFILIATED INVESTMENTS–53.22%
INVESTMENT COMPANY–0.58%
Money Market Fund–0.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	24,617	24,617
Total Investment Company (Cost $24,617)		24,617

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–52.64%
CENTRALLY CLEARED–52.64%
Call Options–50.79%
S&P 500 Mini Index Strike price $10.20, expiration date 2/16/24, notional amount $51,000	50	$ 2,159,948
Put Options–1.85%
S&P 500 Mini Index Strike price $407.92, expiration date 2/16/24, notional amount $4,079,200	100	78,642
Total Options Purchased (Cost $2,210,550)		2,238,590
Total Unaffiliated Investments (Cost $2,235,167)		2,263,207

TOTAL INVESTMENTS–105.12% (Cost $4,426,533)	4,470,202

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.42)%
CENTRALLY CLEARED–(4.42)%
Call Options–(3.98)%
S&P 500 Mini Index Strike price $460.95, expiration date 2/16/24, notional amount $(4,609,500)	(100)	(169,256)
Put Options–(0.44)%
S&P 500 Mini Index Strike price $318.18, expiration date 2/16/24, notional amount $(3,181,800)	(100)	(18,749)
Total Options Written (Premiums received $(188,350))		(188,005)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.70%)		(29,553)
NET ASSETS APPLICABLE TO 438,633 SHARES OUTSTANDING–100.00%		$4,252,644

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-10

Lincoln S&P 500 Ultra Buffer Fund May
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.26%
INVESTMENT COMPANY–51.26%
Equity Fund–51.26%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	137,223	$ 3,500,844
Total Affiliated Investment (Cost $3,254,451)		3,500,844
UNAFFILIATED INVESTMENTS–54.26%
INVESTMENT COMPANY–0.86%
Money Market Fund–0.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	59,094	59,094
Total Investment Company (Cost $59,094)		59,094

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–53.40%
CENTRALLY CLEARED–53.40%
Call Options–50.42%
S&P 500 Mini Index Strike price $10.48, expiration date 5/17/24, notional amount $83,840	80	$ 3,443,488
Put Options–2.98%
S&P 500 Mini Index Strike price $419.19, expiration date 5/17/24, notional amount $6,707,040	160	203,726
Total Options Purchased (Cost $3,607,140)		3,647,214
Total Unaffiliated Investments (Cost $3,666,234)		3,706,308

TOTAL INVESTMENTS–105.52% (Cost $6,920,685)	7,207,152

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.07)%
CENTRALLY CLEARED–(5.07)%
Call Options–(4.28)%
S&P 500 Mini Index Strike price $471.88, expiration date 5/17/24, notional amount $(7,550,080)	(160)	(292,167)
Put Options–(0.79)%
S&P 500 Mini Index Strike price $326.97, expiration date 5/17/24, notional amount $(5,231,520)	(160)	(54,006)
Total Options Written (Premiums received $(280,400))		(346,173)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)		(31,069)
NET ASSETS APPLICABLE TO 680,537 SHARES OUTSTANDING–100.00%		$6,829,910

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-11

Lincoln S&P 500 Ultra Buffer Fund Aug
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.43%
INVESTMENT COMPANY–49.43%
Equity Fund–49.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	95,485	$ 2,436,003
Total Affiliated Investment (Cost $2,109,455)		2,436,003
UNAFFILIATED INVESTMENTS–51.29%
INVESTMENT COMPANY–2.44%
Money Market Fund–2.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	120,285	120,285
Total Investment Company (Cost $120,285)		120,285

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–48.85%
CENTRALLY CLEARED–48.85%
Call Options–48.40%
S&P 500 Mini Index Strike price $10.57, expiration date 8/18/23, notional amount $58,135	55	$ 2,385,324
Put Options–0.45%
S&P 500 Mini Index Strike price $422.84, expiration date 8/18/23, notional amount $4,651,240	110	22,235
Total Options Purchased (Cost $2,395,197)		2,407,559
Total Unaffiliated Investments (Cost $2,515,482)		2,527,844

TOTAL INVESTMENTS–100.72% (Cost $4,624,937)	4,963,847

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.12)%
CENTRALLY CLEARED–(0.12)%
Call Options–(0.09)%
S&P 500 Mini Index Strike price $474.63, expiration date 8/18/23, notional amount $(5,220,930)	(110)	(4,153)
Put Options–(0.03)%
S&P 500 Mini Index Strike price $329.81, expiration date 8/18/23, notional amount $(3,627,910)	(110)	(1,686)
Total Options Written (Premiums received $(261,708))		(5,839)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)		(29,839)
NET ASSETS APPLICABLE TO 501,449 SHARES OUTSTANDING–100.00%		$4,928,169

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-12

Lincoln S&P 500 Ultra Buffer Fund Nov
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.64%
INVESTMENT COMPANY–51.64%
Equity Fund–51.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	95,398	$ 2,433,782
Total Affiliated Investment (Cost $2,388,124)		2,433,782
UNAFFILIATED INVESTMENTS–51.91%
INVESTMENT COMPANY–0.48%
Money Market Fund–0.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	22,899	22,899
Total Investment Company (Cost $22,899)		22,899

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–51.43%
CENTRALLY CLEARED–51.43%
Call Options–50.55%
S&P 500 Mini Index Strike price $9.91, expiration date 11/17/23, notional amount $54,505	55	$ 2,382,172
Put Options–0.88%
S&P 500 Mini Index Strike price $396.55, expiration date 11/17/23, notional amount $4,362,050	110	41,460
Total Options Purchased (Cost $2,408,070)		2,423,632
Total Unaffiliated Investments (Cost $2,430,969)		2,446,531

TOTAL INVESTMENTS–103.55% (Cost $4,819,093)	4,880,313

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.78)%
CENTRALLY CLEARED–(2.78)%
Call Options–(2.60)%
S&P 500 Mini Index Strike price $457.20, expiration date 11/17/23, notional amount $(5,029,200)	(110)	(122,285)
Put Options–(0.18)%
S&P 500 Mini Index Strike price $309.31, expiration date 11/17/23, notional amount $(3,402,410)	(110)	(8,672)
Total Options Written (Premiums received $(259,403))		(130,957)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.77%)		(36,580)
NET ASSETS APPLICABLE TO 498,364 SHARES OUTSTANDING–100.00%		$4,712,776

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-13

Lincoln S&P 500 Buffer Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
ASSETS:
Unaffiliated investments, at value	$2,519,752	$2,664,333	$2,135,224	$1,930,186	$2,263,207	$3,706,308	$2,527,844	$2,446,531
Affiliated investments, at value	2,383,166	2,450,621	2,086,045	1,902,767	2,206,995	3,500,844	2,436,003	2,433,782
Expense reimbursement receivable from Lincoln Financial Investments Corporation	7,237	8,931	7,222	6,745	7,265	7,616	7,303	6,586
Dividends and interest receivable	455	517	285	233	149	431	416	143
Prepaid expenses	10	9	8	8	9	10	12	12
TOTAL ASSETS	4,910,620	5,124,411	4,228,784	3,839,939	4,477,625	7,215,209	4,971,578	4,887,054
LIABILITIES:
Options written, at value	123,439	174,937	3,866	33,252	188,005	346,173	5,839	130,957
Payable for fund accounting fee	18,156	18,146	18,146	18,084	18,156	—	18,146	18,065
Payable for audit fee	13,644	13,644	13,644	13,644	13,644	—	13,645	13,644
Due to manager and affiliates	3,063	3,150	2,720	3,279	2,800	4,619	3,199	3,938
Other accrued expenses payable	2,160	2,538	2,458	2,327	2,204	34,397	2,339	6,147
Payable for fund shares redeemed	221	202	209	415	172	110	241	1,527
Payable for custodian fee	—	—	—	3,791	—	—	—	—
TOTAL LIABILITIES	160,683	212,617	41,043	74,792	224,981	385,299	43,409	174,278
TOTAL NET ASSETS	$4,749,937	$4,911,794	$4,187,741	$3,765,147	$4,252,644	$6,829,910	$4,928,169	$4,712,776
Unaffiliated investments, at cost	$2,488,415	$2,638,661	$2,262,694	$1,936,362	$2,235,167	$3,666,234	$2,515,482	$2,430,969
Affiliated investments, at cost	2,345,194	2,411,877	2,133,496	1,999,136	2,191,366	3,254,451	2,109,455	2,388,124
Options written, premiums received	(192,692)	(192,938)	(227,870)	(209,139)	(188,350)	(280,400)	(261,708)	(259,403)
Standard Class:
Net Assets	$ 10,649	$ 11,033	$ 10,450	$ 10,648	$ 10,479	$ 10,902	$ 10,421	$ 10,874
Shares Outstanding	1,060	1,097	1,065	1,078	1,078	1,083	1,057	1,143
Net Asset Value Per Share	$ 10.045[1]	$ 10.061[1]	$ 9.814[1]	$ 9.880[1]	$ 9.716[1]	$ 10.068[1]	$ 9.863[1]	$ 9.510[1]
Service Class:
Net Assets	$4,739,288	$4,900,761	$4,177,291	$3,754,499	$4,242,165	$6,819,008	$4,917,748	$4,701,902
Shares Outstanding	472,956	488,261	427,954	382,083	437,555	679,454	500,392	497,221
Net Asset Value Per Share	$ 10.021	$ 10.037	$ 9.761	$ 9.826	$ 9.695	$ 10.036	$ 9.828	$ 9.456
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$4,622,276	$4,824,130	$4,155,094	$3,709,720	$4,258,453	$6,651,061	$4,813,397	$4,760,551
Distributable earnings/(accumulated loss)	127,661	87,664	32,647	55,427	(5,809)	178,849	114,772	(47,775)
TOTAL NET ASSETS	$4,749,937	$4,911,794	$4,187,741	$3,765,147	$4,252,644	$6,829,910	$4,928,169	$4,712,776

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-14

Lincoln S&P 500 Buffer Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,656	$ 1,595	$ 1,729	$ 1,742	$ 1,795	$ 1,510	$ 2,251	$ 1,757
EXPENSES:
Accounting and administration expenses	19,806	19,815	19,806	19,483	19,807	19,865	19,929	19,451
Professional fees	17,358	17,360	17,357	17,344	17,357	17,369	17,386	17,357
Management fees	10,310	10,737	10,129	9,604	10,295	13,993	16,459	12,905
Distribution fees-Service Class	6,544	6,815	6,429	6,094	6,534	8,887	10,457	8,194
Reports and statements to shareholders	1,194	1,744	757	752	1,167	1,095	755	756
Consulting fees	1,151	1,151	1,151	1,145	1,151	1,151	1,151	1,145
Index fees	755	766	689	731	696	985	970	874
Pricing fees	565	567	567	567	567	567	567	567
Shareholder servicing fees	544	566	534	506	543	738	868	680
Custodian fees	355	354	310	80	295	381	434	103
Trustees’ fees and expenses	60	60	57	38	58	77	100	66
Other	1,859	2,104	1,336	1,335	1,837	1,600	1,345	1,345
	60,501	62,039	59,122	57,679	60,307	66,708	70,421	63,443
Less:
Management fees waived	(2,249)	(2,343)	(2,210)	(2,095)	(2,246)	(3,053)	(3,591)	(2,816)
Expenses reimbursed	(40,835)	(41,558)	(39,802)	(39,364)	(40,670)	(40,012)	(39,017)	(38,824)
Total operating expenses	17,417	18,138	17,110	16,220	17,391	23,643	27,813	21,803
NET INVESTMENT LOSS	(14,761)	(16,543)	(15,381)	(14,478)	(15,596)	(22,133)	(25,562)	(20,046)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(20,329)	(13,335)	(11,504)	—	—	(72,652)	(218,288)	(62,284)
Options purchased	(134,996)	(140,845)	(7,415)	—	(139,079)	(160,047)	(237,993)	(18,956)
Options written	226,916	255,722	1,088	—	194,367	298,528	42,246	2,772
Net realized gain (loss)	71,591	101,542	(17,831)	—	55,288	65,829	(414,035)	(78,468)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	320,402	325,062	293,037	267,675	280,839	515,049	630,538	419,021
Options purchased	82,808	140,944	(68,577)	19,699	94,131	176,708	88,491	45,231
Options written	(70,496)	(164,350)	171,497	137,475	(184,267)	(299,034)	112,578	53,637
Net change in unrealized appreciation (depreciation)	332,714	301,656	395,957	424,849	190,703	392,723	831,607	517,889
NET REALIZED AND UNREALIZED GAIN	404,305	403,198	378,126	424,849	245,991	458,552	417,572	439,421
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 389,544	$ 386,655	$362,745	$410,371	$ 230,395	$ 436,419	$ 392,010	$419,375
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-15

Lincoln S&P 500 Buffer Funds
Statements of Changes in Net Assets
	Lincoln S&P 500 Buffer Fund Feb		Lincoln S&P 500 Buffer Fund May		Lincoln S&P 500 Buffer Fund Aug		Lincoln S&P 500 Buffer Fund Nov
	Six Months Ended 6/30/23 (unaudited)	2/18/22 * to 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (14,761)	$ 2,204	$ (16,543)	$ (1,793)	$ (15,381)	$ (2,394)	$ (14,478)	$ (2,970)
Net realized gain (loss)	71,591	114,168	101,542	164,721	(17,831)	162,953	—	212,175
Net change in unrealized appreciation (depreciation)	332,714	(194,151)	301,656	(345,671)	395,957	(418,846)	424,849	(360,571)
Net increase (decrease) in net assets resulting from operations	389,544	(77,779)	386,655	(182,743)	362,745	(258,287)	410,371	(151,366)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(544)	—	(786)	—	(471)	—	(622)
Service Class	—	(183,926)	—	(247,914)	—	(147,428)	—	(212,360)
	—	(184,470)	—	(248,700)	—	(147,899)	—	(212,982)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	9,999	—	—	—	—	—	—
Service Class	1,186,600	3,875,401	1,203,383	1,362,970	779,337	970,599	184,323	1,476,014
Reinvestment of dividends and distributions:
Standard Class	—	544	—	786	—	471	—	622
Service Class	—	183,926	—	247,914	—	147,428	—	212,360
	1,186,600	4,069,870	1,203,383	1,611,670	779,337	1,118,498	184,323	1,688,996
Cost of shares redeemed:
Service Class	(290,389)	(343,439)	(6,528)	(444,858)	(198,468)	(151,916)	(67,188)	(385,945)
	(290,389)	(343,439)	(6,528)	(444,858)	(198,468)	(151,916)	(67,188)	(385,945)
Increase (decrease) in net assets derived from capital share transactions	896,211	3,726,431	1,196,855	1,166,812	580,869	966,582	117,135	1,303,051
NET INCREASE (DECREASE) IN NET ASSETS	1,285,755	3,464,182	1,583,510	735,369	943,614	560,396	527,506	938,703
NET ASSETS:
Beginning of period	3,464,182	—	3,328,284	2,592,915	3,244,127	2,683,731	3,237,641	2,298,938
End of period	$4,749,937	$3,464,182	$4,911,794	$3,328,284	$4,187,741	$3,244,127	$3,765,147	$3,237,641

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-16

Lincoln S&P 500 Buffer Funds
Statements of Changes in Net Assets (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb		Lincoln S&P 500 Ultra Buffer Fund May		Lincoln S&P 500 Ultra Buffer Fund Aug		Lincoln S&P 500 Ultra Buffer Fund Nov
	Six Months Ended 6/30/23 (unaudited)	2/18/22 * to 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (15,596)	$ 177	$ (22,133)	$ 5,750	$ (25,562)	$ 11,405	$ (20,046)	$ (5,962)
Net realized gain (loss)	55,288	121,836	65,829	175,056	(414,035)	146,993	(78,468)	308,600
Net change in unrealized appreciation (depreciation)	190,703	(146,689)	392,723	(221,493)	831,607	(258,750)	517,889	(328,029)
Net increase (decrease) in net assets resulting from operations	230,395	(24,676)	436,419	(40,687)	392,010	(100,352)	419,375	(25,391)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(717)	—	(665)	—	(404)	—	(1,182)
Service Class	—	(213,062)	—	(267,633)	—	(199,066)	—	(440,706)
	—	(213,779)	—	(268,298)	—	(199,470)	—	(441,888)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000	—	—	—	—	—	—
Service Class	968,456	3,179,564	2,956,407	2,715,772	1,535,161	3,597,963	1,215,407	2,373,011
Reinvestment of dividends and distributions:
Standard Class	—	717	—	665	—	404	—	1,182
Service Class	—	213,062	—	267,633	—	199,066	—	440,706
	968,456	3,403,343	2,956,407	2,984,070	1,535,161	3,797,433	1,215,407	2,814,899
Cost of shares redeemed:
Service Class	(47,516)	(63,579)	(1,166,167)	(458,643)	(2,785,597)	(6,327)	(616,069)	(1,016,068)
	(47,516)	(63,579)	(1,166,167)	(458,643)	(2,785,597)	(6,327)	(616,069)	(1,016,068)
Increase (decrease) in net assets derived from capital share transactions	920,940	3,339,764	1,790,240	2,525,427	(1,250,436)	3,791,106	599,338	1,798,831
NET INCREASE (DECREASE) IN NET ASSETS	1,151,335	3,101,309	2,226,659	2,216,442	(858,426)	3,491,284	1,018,713	1,331,552
NET ASSETS:
Beginning of period	3,101,309	—	4,603,251	2,386,809	5,786,595	2,295,311	3,694,063	2,362,511
End of period	$4,252,644	$3,101,309	$ 6,829,910	$4,603,251	$ 4,928,169	$5,786,595	$4,712,776	$ 3,694,063

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-17

Lincoln S&P 500 Buffer Fund Feb
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Feb Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	2/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.100	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)	0.038
Net realized and unrealized gain (loss)	0.965	(0.394)
Total from investment operations	0.945	(0.356)
Less dividends and distributions from:
Net investment income	—	(0.080)
Net realized gain	—	(0.464)
Total dividends and distributions	—	(0.544)
Net asset value, end of period	$ 10.045	$ 9.100
Total return[4]	10.38%	(3.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.88%	4.21%
Ratio of net investment income (loss) to average net assets	(0.44%) [6]	0.45%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.74%) [6]	(3.18%)
Portfolio turnover	7%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-18

Lincoln S&P 500 Buffer Fund Feb
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Feb Service Class
	Six Months Ended 6/30/23[2] (unaudited)	2/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.094	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.037)	0.008
Net realized and unrealized gain (loss)	0.964	(0.393)
Total from investment operations	0.927	(0.385)
Less dividends and distributions from:
Net investment income	—	(0.057)
Net realized gain	—	(0.464)
Total dividends and distributions	—	(0.521)
Net asset value, end of period	$ 10.021	$ 9.094
Total return[4]	10.19%	(3.82%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,739	$ 3,455
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.23%	4.56%
Ratio of net investment income (loss) to average net assets	(0.79%) [6]	0.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.09%) [6]	(3.53%)
Portfolio turnover	7%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-19

Lincoln S&P 500 Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund May Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.133	$ 10.603	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.030	0.032
Net realized and unrealized gain (loss)	0.953	(0.737)	0.686
Total from investment operations	0.928	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	(0.048)	(0.115)
Net realized gain	—	(0.715)	—
Total dividends and distributions	—	(0.763)	(0.115)
Net asset value, end of period	$ 10.061	$ 9.133	$ 10.603
Total return[4]	10.16%	(6.55%)	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 10	$ 11
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.83%	3.84%	5.54%
Ratio of net investment income (loss) to average net assets	(0.50%) [6]	0.28%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.75%) [6]	(2.98%)	(4.46%)
Portfolio turnover	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-20

Lincoln S&P 500 Buffer Fund May
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund May Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.127	$ 10.602	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	(0.006)	0.010
Net realized and unrealized gain (loss)	0.950	(0.735)	0.686
Total from investment operations	0.910	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	(0.019)	(0.094)
Net realized gain	—	(0.715)	—
Total dividends and distributions	—	(0.734)	(0.094)
Net asset value, end of period	$ 10.037	$ 9.127	$ 10.602
Total return[4]	9.97%	(6.88%)	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,901	$ 3,318	$ 2,582
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.18%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.85%) [6]	(0.07%)	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.10%) [6]	(3.33%)	(4.81%)
Portfolio turnover	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-21

Lincoln S&P 500 Buffer Fund Aug
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Aug Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.892	$ 10.278	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.027	0.043
Net realized and unrealized gain (loss)	0.944	(0.953)	0.353
Total from investment operations	0.922	(0.926)	0.396
Less dividends and distributions from:
Net investment income	—	—	(0.118)
Net realized gain	—	(0.460)	—
Total dividends and distributions	—	(0.460)	(0.118)
Net asset value, end of period	$ 9.814	$ 8.892	$ 10.278
Total return[4]	10.37%	(8.93%)	3.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.86%	4.06%	5.87%
Ratio of net investment income (loss) to average net assets	(0.49%) [6]	0.26%	1.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.77%) [6]	(3.22%)	(4.17%)
Portfolio turnover	2%	3%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-22

Lincoln S&P 500 Buffer Fund Aug
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Aug Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.859	$ 10.277	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.038)	(0.008)	0.029
Net realized and unrealized gain (loss)	0.940	(0.950)	0.353
Total from investment operations	0.902	(0.958)	0.382
Less dividends and distributions from:
Net investment income	—	—	(0.105)
Net realized gain	—	(0.460)	—
Total dividends and distributions	—	(0.460)	(0.105)
Net asset value, end of period	$ 9.761	$ 8.859	$ 10.277
Total return[4]	10.18%	(9.24%)	3.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,177	$ 3,235	$ 2,673
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.21%	4.41%	6.22%
Ratio of net investment income (loss) to average net assets	(0.84%) [6]	(0.09%)	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.12%) [6]	(3.57%)	(4.52%)
Portfolio turnover	2%	3%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-23

Lincoln S&P 500 Buffer Fund Nov
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Nov Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.776	$ 10.037	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)	0.023	0.053
Net realized and unrealized gain (loss)	1.124	(0.669)	0.048
Total from investment operations	1.104	(0.646)	0.101
Less dividends and distributions from:
Net investment income	—	—	(0.064)
Net realized gain	—	(0.615)	—
Total dividends and distributions	—	(0.615)	(0.064)
Net asset value, end of period	$ 9.880	$ 8.776	$ 10.037
Total return[4]	12.55%	(6.34%)	1.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.95%	3.91%	12.43%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	0.25%	4.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.85%) [6]	(3.08%)	(7.47%)
Portfolio turnover	—%	9%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-24

Lincoln S&P 500 Buffer Fund Nov
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Buffer Fund Nov Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.746	$ 10.037	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.038)	(0.010)	0.050
Net realized and unrealized gain (loss)	1.118	(0.666)	0.047
Total from investment operations	1.080	(0.676)	0.097
Less dividends and distributions from:
Net investment income	—	—	(0.060)
Net realized gain	—	(0.615)	—
Total dividends and distributions	—	(0.615)	(0.060)
Net asset value, end of period	$ 9.826	$ 8.746	$ 10.037
Total return[4]	12.35%	(6.66%)	0.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,754	$ 3,228	$ 2,289
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.30%	4.26%	12.78%
Ratio of net investment income (loss) to average net assets	(0.83%) [6]	(0.10%)	4.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.20%) [6]	(3.43%)	(7.82%)
Portfolio turnover	—%	9%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-25

Lincoln S&P 500 Ultra Buffer Fund Feb
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Feb Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	2/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.155	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	0.029
Net realized and unrealized gain (loss)	0.584	(0.157)
Total from investment operations	0.561	(0.128)
Less dividends and distributions from:
Net investment income	—	(0.071)
Net realized gain	—	(0.646)
Total dividends and distributions	—	(0.717)
Net asset value, end of period	$ 9.716	$ 9.155
Total return[4]	6.13%	(1.26%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.87%	4.26%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	0.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.77%) [6]	(3.32%)
Portfolio turnover	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-26

Lincoln S&P 500 Ultra Buffer Fund Feb
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Feb Service Class
	Six Months Ended 6/30/23[2] (unaudited)	2/18/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.150	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.038)	0.001
Net realized and unrealized gain (loss)	0.583	(0.159)
Total from investment operations	0.545	(0.158)
Less dividends and distributions from:
Net investment income	—	(0.046)
Net realized gain	—	(0.646)
Total dividends and distributions	—	(0.692)
Net asset value, end of period	$ 9.695	$ 9.150
Total return[4]	5.94%	(1.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,242	$ 3,091
Ratio of expenses to average net assets[5]	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.22%	4.61%
Ratio of net investment income (loss) to average net assets	(0.83%) [6]	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.12%) [6]	(3.67%)
Portfolio turnover	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-27

Lincoln S&P 500 Ultra Buffer Fund May
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund May Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.315	$ 10.250	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.053	0.032
Net realized and unrealized gain (loss)	0.778	(0.339)	0.337
Total from investment operations	0.753	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	(0.064)	(0.119)
Net realized gain	—	(0.585)	—
Total dividends and distributions	—	(0.649)	(0.119)
Net asset value, end of period	$ 10.068	$ 9.315	$ 10.250
Total return[4]	8.08%	(2.73%)	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.27%	3.63%	5.53%
Ratio of net investment income (loss) to average net assets	(0.52%) [6]	0.54%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.21%) [6]	(2.51%)	(4.46%)
Portfolio turnover	22%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-28

Lincoln S&P 500 Ultra Buffer Fund May
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund May Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	5/21/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.301	$ 10.247	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)	0.018	0.009
Net realized and unrealized gain (loss)	0.777	(0.338)	0.336
Total from investment operations	0.735	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	(0.041)	(0.098)
Net realized gain	—	(0.585)	—
Total dividends and distributions	—	(0.626)	(0.098)
Net asset value, end of period	$ 10.036	$ 9.301	$ 10.247
Total return[4]	7.90%	(3.06%)	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,819	$ 4,593	$ 2,376
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.62%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.87%) [6]	0.19%	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.56%) [6]	(2.86%)	(4.81%)
Portfolio turnover	22%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-29

Lincoln S&P 500 Ultra Buffer Fund Aug
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Aug Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.155	$ 10.089	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.075	0.042
Net realized and unrealized gain (loss)	0.730	(0.614)	0.172
Total from investment operations	0.708	(0.539)	0.214
Less dividends and distributions from:
Net investment income	—	(0.054)	(0.125)
Net realized gain	—	(0.341)	—
Total dividends and distributions	—	(0.395)	(0.125)
Net asset value, end of period	$ 9.863	$ 9.155	$ 10.089
Total return[4]	7.73%	(5.30%)	2.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.00%	3.89%	6.25%
Ratio of net investment income (loss) to average net assets	(0.50%) [6]	0.75%	1.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.92%) [6]	(2.56%)	(4.58%)
Portfolio turnover	23%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-30

Lincoln S&P 500 Ultra Buffer Fund Aug
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Aug Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	8/20/21 [1] to 12/31/21

Net asset value, beginning of period	$ 9.138	$ 10.089	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	0.039	0.027
Net realized and unrealized gain (loss)	0.730	(0.611)	0.175
Total from investment operations	0.690	(0.572)	0.202
Less dividends and distributions from:
Net investment income	—	(0.038)	(0.113)
Net realized gain	—	(0.341)	—
Total dividends and distributions	—	(0.379)	(0.113)
Net asset value, end of period	$ 9.828	$ 9.138	$ 10.089
Total return[4]	7.55%	(5.63%)	2.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,918	$ 5,777	$ 2,285
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.35%	4.24%	6.60%
Ratio of net investment income (loss) to average net assets	(0.85%) [6]	0.40%	0.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.27%) [6]	(2.91%)	(4.93%)
Portfolio turnover	23%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-31

Lincoln S&P 500 Ultra Buffer Fund Nov
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Nov Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.671	$ 9.994	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.017	0.054
Net realized and unrealized gain (loss)	0.860	(0.166)	0.002
Total from investment operations	0.839	(0.149)	0.056
Less dividends and distributions from:
Net investment income	—	—	(0.062)
Net realized gain	—	(1.174)	—
Total dividends and distributions	—	(1.174)	(0.062)
Net asset value, end of period	$ 9.510	$ 8.671	$ 9.994
Total return[4]	9.68%	(1.41%)	0.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 10	$ 10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.35%	3.34%	12.41%
Ratio of net investment income (loss) to average net assets	(0.51%) [6]	0.18%	4.38%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.28%) [6]	(2.58%)	(7.45%)
Portfolio turnover	11%	22%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-32

Lincoln S&P 500 Ultra Buffer Fund Nov
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln S&P 500 Ultra Buffer Fund Nov Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	11/19/21 [1] to 12/31/21

Net asset value, beginning of period	$ 8.637	$ 9.994	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.038)	(0.017)	0.049
Net realized and unrealized gain (loss)	0.857	(0.166)	0.003
Total from investment operations	0.819	(0.183)	0.052
Less dividends and distributions from:
Net investment income	—	—	(0.058)
Net realized gain	—	(1.174)	—
Total dividends and distributions	—	(1.174)	(0.058)
Net asset value, end of period	$ 9.456	$ 8.637	$ 9.994
Total return[4]	9.48%	(1.75%)	0.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,702	$ 3,684	$ 2,352
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.70%	3.69%	12.76%
Ratio of net investment income (loss) to average net assets	(0.86%) [6]	(0.17%)	4.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.63%) [6]	(2.93%)	(7.80%)
Portfolio turnover	11%	22%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln S&P 500 Buffer Funds-33

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln S&P 500 Buffer Fund Feb, Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov, Lincoln S&P 500 Ultra Buffer Fund Feb, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund Aug and Lincoln S&P 500 Ultra Buffer Fund Nov  (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies,  primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”) to seek to produce pre-determined investment outcomes based on the performance of the Index over one-year periods. Financial statements for the Underlying Funds can be found at www.sec.gov.
Each Fund’s investment objective is to seek, over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index up to a cap, while providing a buffer against losses.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2021–December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
Lincoln S&P 500 Buffer Funds-34

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2024	2025	Total
Lincoln S&P 500 Buffer Fund Feb	$ —	$81,025	$ 81,025
Lincoln S&P 500 Buffer Fund May	$64,953	$91,320	$ 156,273
Lincoln S&P 500 Buffer Fund Aug	$45,451	$91,792	$ 137,243
Lincoln S&P 500 Buffer Fund Nov	$31,282	$90,303	$ 121,585
Lincoln S&P 500 Ultra Buffer Fund Feb	$ —	$79,911	$ 79,911
Lincoln S&P 500 Ultra Buffer Fund May	$64,979	$90,255	$ 155,234
Lincoln S&P 500 Ultra Buffer Fund Aug	$45,500	$89,450	$ 134,950
Lincoln S&P 500 Ultra Buffer Fund Nov	$31,284	$92,456	$ 123,740
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Administrative	$146	$152	$145	$140
Legal	23	24	23	22

	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Administrative	$146	$194	$251	$186
Legal	24	31	40	30
Lincoln S&P 500 Buffer Funds-35

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Printing and mailing	$4	$5	$5	$—

	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Printing and mailing	$4	$4	$4	$—
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Expense reimbursement receivable due from LFI	$7,237	$8,931	$7,222	$6,745
Management fees payable to LFI	1,629	1,675	1,446	1,310
Distribution fees payable to LFD	1,323	1,361	1,174	1,063
Printing and mailing fees payable to Lincoln Life	1	1	2	818
Shareholder servicing fees payable to Lincoln Life	110	113	98	88

	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Expense reimbursement receivable due from LFI	$7,265	$7,616	$7,303	$6,586
Management fees payable to LFI	1,489	2,456	1,702	1,661
Distribution fees payable to LFD	1,209	1,996	1,382	1,349
Printing and mailing fees payable to Lincoln Life	1	1	—	816
Shareholder servicing fees payable to Lincoln Life	101	166	115	112
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Lincoln S&P 500 Buffer Funds-36

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, Lincoln Life directly owned the following percentages of each fund:
Lincoln Life
Lincoln S&P 500 Buffer Fund Feb	50.21%
Lincoln S&P 500 Buffer Fund May	49.88%
Lincoln S&P 500 Buffer Fund Aug	55.78%
Lincoln S&P 500 Buffer Fund Nov	63.28%
Lincoln S&P 500 Ultra Buffer Fund Feb	55.18%
Lincoln S&P 500 Ultra Buffer Fund May	35.52%
Lincoln S&P 500 Ultra Buffer Fund Aug	47.27%
Lincoln S&P 500 Ultra Buffer Fund Nov	51.62%
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
Lincoln S&P 500 Buffer Fund Feb
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.17%@
Equity Fund-50.17%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,537,543	$668,972	$123,422	$(20,329)	$320,402	$—	$2,383,166	93,414	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Fund May
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.89%@
Equity Fund-49.89%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,627,436	$616,155	$104,697	$(13,335)	$325,062	$—	$2,450,621	96,057	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Fund Aug
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.81%@
Equity Fund-49.81%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,520,304	$324,014	$39,806	$(11,504)	$293,037	$—	$2,086,045	81,767	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Funds-37

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln S&P 500 Buffer Fund Nov
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.54%@
Equity Fund-50.54%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,553,924	$81,168	$—	$—	$267,675	$—	$1,902,767	74,583	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund Feb
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.90%@
Equity Fund-51.90%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,383,836	$542,320	$—	$—	$280,839	$—	$2,206,995	86,508	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund May
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.26%@
Equity Fund-51.26%@
✧✧LVIP SSGA S&P 500 Index Fund	$2,227,258	$1,403,487	$572,298	$(72,652)	$515,049	$—	$3,500,844	137,223	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund Aug
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.43%@
Equity Fund-49.43%@
✧✧LVIP SSGA S&P 500 Index Fund	$2,650,886	$677,952	$1,305,085	$(218,288)	$630,538	$—	$2,436,003	95,485	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
Lincoln S&P 500 Buffer Funds-38

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln S&P 500 Ultra Buffer Fund Nov
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.64%@
Equity Fund-51.64%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,781,276	$545,985	$250,216	$(62,284)	$419,021	$—	$2,433,782	95,398	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Purchases	$668,972	$616,155	$324,014	$81,169
Sales	123,422	104,697	39,807	—

	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Purchases	$542,320	$1,403,487	$ 677,952	$545,985
Sales	—	572,298	1,305,085	250,216
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln S&P 500 Buffer Fund Feb	Lincoln S&P 500 Buffer Fund May	Lincoln S&P 500 Buffer Fund Aug	Lincoln S&P 500 Buffer Fund Nov
Cost of investments and derivatives	$4,833,609	$5,050,538	$4,396,190	$3,935,498
Aggregate unrealized appreciation of investments and derivatives	$ 235,904	$ 183,299	$ 166,446	$ 221,743
Aggregate unrealized depreciation of investments and derivatives	(166,595)	(118,884)	(341,367)	(324,288)
Net Unrealized Appreciation (Depreciation) of investments and derivatives	$ 69,309	$ 64,415	$ (174,921)	$ (102,545)

Lincoln S&P 500 Buffer Funds-39

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln S&P 500 Ultra Buffer Fund May	Lincoln S&P 500 Ultra Buffer Fund Aug	Lincoln S&P 500 Ultra Buffer Fund Nov
Cost of investments and derivatives	$4,426,533	$6,920,685	$4,624,937	$4,819,093
Aggregate unrealized appreciation of investments and derivatives	$ 209,662	$ 459,981	$ 666,347	$ 341,857
Aggregate unrealized depreciation of investments and derivatives	(165,993)	(173,515)	(327,436)	(280,637)
Net Unrealized Appreciation (Depreciation) of investments and derivatives	$ 43,669	$ 286,466	$ 338,911	$ 61,220
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Lincoln S&P 500 Buffer Fund Feb
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,383,166	$ —	$—	$2,383,166
Unaffiliated Investment Company	102,112	—	—	102,112
Options Purchased	—	2,417,640	—	2,417,640
Total Investments	$2,485,278	$2,417,640	$—	$4,902,918
Derivatives:
Liabilities:
Options Written	$ —	$ (123,439)	$—	$ (123,439)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds-40

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,450,621	$ —	$—	$2,450,621
Unaffiliated Investment Company	111,316	—	—	111,316
Options Purchased	—	2,553,017	—	2,553,017
Total Investments	$2,561,937	$2,553,017	$—	$5,114,954
Derivatives:
Liabilities:
Options Written	$ —	$ (174,937)	$—	$ (174,937)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Fund Aug
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,086,045	$ —	$—	$2,086,045
Unaffiliated Investment Company	77,893	—	—	77,893
Options Purchased	—	2,057,331	—	2,057,331
Total Investments	$2,163,938	$2,057,331	$—	$4,221,269
Derivatives:
Liabilities:
Options Written	$ —	$ (3,866)	$—	$ (3,866)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Fund Nov
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,902,767	$ —	$—	$1,902,767
Unaffiliated Investment Company	35,424	—	—	35,424
Options Purchased	—	1,894,762	—	1,894,762
Total Investments	$1,938,191	$1,894,762	$—	$3,832,953
Derivatives:
Liabilities:
Options Written	$ —	$ (33,252)	$—	$ (33,252)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds-41

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Ultra Buffer Fund Feb
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,206,995	$ —	$—	$2,206,995
Unaffiliated Investment Company	24,617	—	—	24,617
Options Purchased	—	2,238,590	—	2,238,590
Total Investments	$2,231,612	$2,238,590	$—	$4,470,202
Derivatives:
Liabilities:
Options Written	$ —	$ (188,005)	$—	$ (188,005)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund May
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$3,500,844	$ —	$—	$3,500,844
Unaffiliated Investment Company	59,094	—	—	59,094
Options Purchased	—	3,647,214	—	3,647,214
Total Investments	$3,559,938	$3,647,214	$—	$7,207,152
Derivatives:
Liabilities:
Options Written	$ —	$ (346,173)	$—	$ (346,173)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund Aug
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,436,003	$ —	$—	$2,436,003
Unaffiliated Investment Company	120,285	—	—	120,285
Options Purchased	—	2,407,559	—	2,407,559
Total Investments	$2,556,288	$2,407,559	$—	$4,963,847
Derivatives:
Liabilities:
Options Written	$ —	$ (5,839)	$—	$ (5,839)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Buffer Funds-42

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Lincoln S&P 500 Ultra Buffer Fund Nov
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,433,782	$ —	$—	$2,433,782
Unaffiliated Investment Company	22,899	—	—	22,899
Options Purchased	—	2,423,632	—	2,423,632
Total Investments	$2,456,681	$2,423,632	$—	$4,880,313
Derivatives:
Liabilities:
Options Written	$ —	$ (130,957)	$—	$ (130,957)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln S&P 500 Buffer Fund Feb		Lincoln S&P 500 Buffer Fund May		Lincoln S&P 500 Buffer Fund Aug
	Six Months Ended	2/18/22 * to	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	—	1,000	—	—	—	—
Service Class	123,986	395,731	125,397	137,985	84,447	103,514
Shares reinvested:
Standard Class	—	60	—	86	—	54
Service Class	—	20,373	—	27,088	—	16,716
	123,986	417,164	125,397	165,159	84,447	120,284
Shares redeemed:
Standard Class	—	—	—	—	—	—
Service Class	(30,907)	(36,227)	(683)	(45,087)	(21,618)	(15,239)
	(30,907)	(36,227)	(683)	(45,087)	(21,618)	(15,239)
Net increase	93,079	380,937	124,714	120,072	62,829	105,045

*	Date of commencement of operations.

Lincoln S&P 500 Buffer Funds-43

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	Lincoln S&P 500 Buffer Fund Nov		Lincoln S&P 500 Ultra Buffer Fund Feb		Lincoln S&P 500 Ultra Buffer Fund May
	Six Months Ended	Year Ended	Six Months Ended	2/18/22 * to	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	—	—	—	1,000	—	—
Service Class	20,031	158,294	104,734	320,830	305,019	279,590
Shares reinvested:
Standard Class	—	72	—	78	—	71
Service Class	—	24,482	—	23,344	—	28,756
	20,031	182,848	104,734	345,252	305,019	308,417
Shares redeemed:
Standard Class	—	—	—	—	—	—
Service Class	(7,057)	(41,704)	(5,023)	(6,330)	(119,398)	(46,432)
	(7,057)	(41,704)	(5,023)	(6,330)	(119,398)	(46,432)
Net increase	12,974	141,144	99,711	338,922	185,621	261,985

*	Date of commencement of operations.

	Lincoln S&P 500 Ultra Buffer Fund Aug		Lincoln S&P 500 Ultra Buffer Fund Nov
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	—	—	—	—
Service Class	164,328	384,460	137,993	244,409
Shares reinvested:
Standard Class	—	45	—	137
Service Class	—	21,868	—	51,351
	164,328	406,373	137,993	295,897
Shares redeemed:
Standard Class	—	—	—	—
Service Class	(296,098)	(667)	(67,344)	(104,581)
	(296,098)	(667)	(67,344)	(104,581)
Net increase	(131,770)	405,706	70,649	191,316
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Lincoln S&P 500 Buffer Funds-44

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Options Contracts–During the six months ended June 30, 2023, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the six months ended June 30, 2023, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Buffer Fund Feb
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,417,640	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(123,439)
Total		$2,417,640		$(123,439)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(134,996)	$ 82,808
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	226,916	(70,496)
Total		$ 91,920	$ 12,312
Lincoln S&P 500 Buffer Funds-45

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,553,017	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(174,937)
Total		$2,553,017		$(174,937)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(140,845)	$ 140,944
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	255,722	(164,350)
Total		$ 114,877	$ (23,406)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Buffer Fund Aug
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,057,331	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(3,866)
Total		$2,057,331		$(3,866)
Lincoln S&P 500 Buffer Funds-46

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(7,415)	$ (68,577)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,088	171,497
Total		$(6,327)	$102,920
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Buffer Fund Nov
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$1,894,762	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(33,252)
Total		$1,894,762		$(33,252)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$—	$ 19,699
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	137,475
Total		$—	$157,174
Lincoln S&P 500 Buffer Funds-47

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Feb
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,238,590	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(188,005)
Total		$2,238,590		$(188,005)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(139,079)	$ 94,131
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	194,367	(184,267)
Total		$ 55,288	$ (90,136)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Ultra Buffer Fund May
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$3,647,214	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(346,173)
Total		$3,647,214		$(346,173)
Lincoln S&P 500 Buffer Funds-48

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(160,047)	$ 176,708
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	298,528	(299,034)
Total		$ 138,481	$(122,326)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Aug
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,407,559	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(5,839)
Total		$2,407,559		$(5,839)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(237,993)	$ 88,491
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	42,246	112,578
Total		$(195,747)	$201,069
Lincoln S&P 500 Buffer Funds-49

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
Lincoln S&P 500 Ultra Buffer Fund Nov
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,423,632	Unaffiliated Investments, at value	$ —
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(130,957)
Total		$2,423,632		$(130,957)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(18,956)	$45,231
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,772	53,637
Total		$(16,184)	$98,868
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln S&P 500 Buffer Fund Feb	$3,673,841	$196,997
Lincoln S&P 500 Buffer Fund May	3,634,225	110,346
Lincoln S&P 500 Buffer Fund Aug	3,566,471	135,102
Lincoln S&P 500 Buffer Fund Nov	3,389,870	161,706
Lincoln S&P 500 Ultra Buffer Fund Feb	3,656,623	192,282
Lincoln S&P 500 Ultra Buffer Fund May	4,778,060	182,848
Lincoln S&P 500 Ultra Buffer Fund Aug	5,938,805	122,553
Lincoln S&P 500 Ultra Buffer Fund Nov	4,507,518	228,319
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
Lincoln S&P 500 Buffer Funds-50

Lincoln S&P 500 Buffer Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting held June 6-7, 2023, the Funds Board approved a proposal to change each Fund’s name as noted in the chart below:
New Fund Name	Former Fund Name	Effective Date
Lincoln Hedged S&P 500 Conservative Fund	Lincoln S&P 500 Ultra Buffer Fund Aug	August 15, 2023
Lincoln Hedged S&P 500 Conservative Fund 3	Lincoln S&P 500 Ultra Buffer Fund Feb	February 16, 2024
Lincoln Hedged S&P 500 Conservative Fund 4	Lincoln S&P 500 Ultra Buffer Fund May	May 17, 2024
Lincoln Hedged S&P 500 Conservative Fund 2	Lincoln S&P 500 Ultra Buffer Fund Nov	November 17, 2023
Lincoln Hedged S&P 500 Fund	Lincoln S&P 500 Buffer Fund Aug	August 15, 2023
Lincoln Hedged S&P 500 Fund 3	Lincoln S&P 500 Buffer Fund Feb	February 16, 2024
Lincoln Hedged S&P 500 Fund 4	Lincoln S&P 500 Buffer Fund May	May 17, 2024
Lincoln Hedged S&P 500 Fund 2	Lincoln S&P 500 Buffer Fund Nov	November 17, 2023
Each Fund will have a new investment objective and principal investment strategy effective on the date of the name change. Each Fund’s investment objective will be to seek long-term growth of capital.
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.
Lincoln S&P 500 Buffer Funds-51

Lincoln S&P 500 Buffer Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln S&P 500 Buffer Funds-52

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Aggressive Growth Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,078.20	0.33%	$1.70
Service Class Shares	1,000.00	1,076.90	0.58%	2.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.33%	$1.66
Service Class Shares	1,000.00	1,021.90	0.58%	2.91
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,086.30	0.32%	$1.66
Service Class Shares	1,000.00	1,085.10	0.57%	2.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,021.90	0.57%	2.86

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Aggressive Growth Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.72%
Investment Companies	96.72%
Equity Funds	50.15%
Fixed Income Funds	18.73%
Global Equity Fund	0.93%
International Equity Funds	26.91%
Unaffiliated Investment	3.20%
Investment Company	3.20%
Money Market Fund	3.20%
Total Investments	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.32%
Investment Companies	96.32%
Equity Funds	77.04%
Fixed Income Funds	18.36%
Global Equity Fund	0.92%
Unaffiliated Investment	3.65%
Investment Company	3.65%
Money Market Fund	3.65%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.72%
INVESTMENT COMPANIES–96.72%
Equity Funds–50.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	173,295	$ 1,862,233
LVIP Delaware Mid Cap Value Fund	119,457	4,906,089
LVIP Delaware Value Fund	626,452	16,147,415
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,218,225	15,788,197
LVIP SSGA Mid-Cap Index Fund	1,046,026	12,965,497
LVIP SSGA Nasdaq-100 Index Fund	230,994	2,487,117
LVIP SSGA S&P 500 Index Fund	1,434,411	36,594,701
LVIP SSGA Small-Cap Index Fund	338,684	9,988,464
LVIP T. Rowe Price Growth Stock Fund	276,270	12,768,913
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	180,515	4,936,537
		118,445,163
Fixed Income Funds–18.73%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	239,232	2,178,928
LVIP Delaware Bond Fund	1,493,665	17,437,039
LVIP PIMCO Low Duration Bond Fund	235,613	2,181,781
LVIP SSGA Bond Index Fund	813,847	8,124,631
LVIP Western Asset Core Bond Fund	1,682,118	14,316,509
		44,238,888
Global Equity Fund–0.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	314,003	2,207,437
		2,207,437
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	277,950	$ 2,011,802
LVIP Franklin Templeton Multi-Factor International Equity Fund	718,027	5,558,246
LVIP Loomis Sayles Global Growth Fund	322,138	4,672,284
LVIP MFS International Growth Fund	675,797	13,463,228
LVIP Mondrian International Value Fund	955,383	15,376,890
LVIP SSGA Emerging Markets Equity Index Fund	954,377	9,540,910
LVIP SSGA International Index Fund	1,261,202	12,917,231
		63,540,591
Total Affiliated Investments (Cost $214,468,470)		228,432,079

UNAFFILIATED INVESTMENT–3.20%
INVESTMENT COMPANY–3.20%
Money Market Fund–3.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	7,547,450	7,547,450
Total Unaffiliated Investment (Cost $7,547,450)		7,547,450

TOTAL INVESTMENTS–99.92% (Cost $222,015,920)	235,979,529
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	187,068
NET ASSETS APPLICABLE TO 23,304,088 SHARES OUTSTANDING–100.00%	$236,166,597

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	Australian Dollar	$ 66,780	$ 67,751	9/18/23	$ —	$ (971)
3	British Pound	238,106	236,055	9/18/23	2,051	—
4	Euro	547,650	543,103	9/18/23	4,547	—
3	Japanese Yen	262,969	273,002	9/18/23	—	(10,033)
					6,598	(11,004)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	449,055	453,737	9/15/23	—	(4,682)
4	E-mini Russell 2000 Index	380,740	378,845	9/15/23	1,895	—
14	E-mini S&P 500 Index	3,141,775	3,042,073	9/15/23	99,702	—
4	E-mini S&P MidCap 400 Index	1,057,640	1,029,928	9/15/23	27,712	—
16	Euro STOXX 50 Index	772,919	760,272	9/15/23	12,647	—
3	FTSE 100 Index	287,331	289,124	9/15/23	—	(1,793)
3	OMXS 30 Index	64,428	64,562	7/21/23	—	(134)
1	SPI 200 Index	119,258	117,876	9/21/23	1,382	—
2	TOPIX Index	317,128	307,012	9/7/23	10,116	—
					153,454	(6,609)
Total Futures Contracts					$160,052	$(17,613)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.32%
INVESTMENT COMPANIES–96.32%
Equity Funds–77.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	60,430	$ 4,464,816
LVIP Channing Small Cap Value Fund	200,198	2,151,329
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	325,580	3,656,908
LVIP MFS Value Fund	540,906	28,063,845
LVIP SSGA Mid-Cap Index Fund	514,792	6,380,850
LVIP SSGA Nasdaq-100 Index Fund	178,748	1,924,578
LVIP SSGA S&P 500 Index Fund	1,639,649	41,830,726
LVIP SSGA Small-Cap Index Fund	288,590	8,511,108
LVIP T. Rowe Price Growth Stock Fund	605,552	27,987,982
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	272,423	7,449,959
LVIP Wellington SMID Cap Value Fund	412,359	11,092,451
		143,514,552
Fixed Income Funds–18.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	184,945	1,684,478
LVIP Delaware Bond Fund	1,134,491	13,244,052
LVIP PIMCO Low Duration Bond Fund	136,583	1,264,758
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	699,976	$ 6,987,860
LVIP Western Asset Core Bond Fund	1,294,493	11,017,431
		34,198,579
Global Equity Fund–0.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	242,714	1,706,280
		1,706,280
Total Affiliated Investments (Cost $161,689,977)		179,419,411

UNAFFILIATED INVESTMENT–3.65%
INVESTMENT COMPANY–3.65%
Money Market Fund–3.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	6,801,331	6,801,331
Total Unaffiliated Investment (Cost $6,801,331)		6,801,331

TOTAL INVESTMENTS–99.97% (Cost $168,491,308)	186,220,742
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	51,323
NET ASSETS APPLICABLE TO 17,528,338 SHARES OUTSTANDING–100.00%	$186,272,065

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
6	E-mini Russell 2000 Index	$ 571,110	$ 568,260	9/15/23	$ 2,850	$—
15	E-mini S&P 500 Index	3,366,188	3,259,196	9/15/23	106,992	—
3	E-mini S&P MidCap 400 Index	793,230	773,202	9/15/23	20,028	—
Total Futures Contracts					$129,870	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$228,432,079	$179,419,411
Unaffiliated investments, at value	7,547,450	6,801,331
Cash collateral held at broker for futures contracts	383,248	248,400
Variation margin due from broker on futures contracts	63,241	46,034
Receivable for fund shares sold	39,603	44,015
Dividends and interest receivable	30,673	27,492
Expense reimbursement receivable from Lincoln Financial Investments Corporation	4,690	4,917
Prepaid expenses	612	493
TOTAL ASSETS	236,501,596	186,592,093
LIABILITIES:
Payable for securities purchased	133,762	95,669
Due to manager and affiliates	100,220	80,160
Payable for fund shares redeemed	43,675	96,258
Other accrued expenses payable	29,630	20,236
Payable for fund accounting fee	27,712	27,705
TOTAL LIABILITIES	334,999	320,028
TOTAL NET ASSETS	$236,166,597	$186,272,065
Affiliated investments, at cost	$214,468,470	$161,689,977
Unaffiliated investments, at cost	7,547,450	6,801,331
Standard Class:
Net Assets	$ 2,629,266	$ 1,167,008
Shares Outstanding	258,478	109,452
Net Asset Value Per Share	$ 10.172	$ 10.662
Service Class:
Net Assets	$233,537,331	$185,105,057
Shares Outstanding	23,045,610	17,418,886
Net Asset Value Per Share	$ 10.134	$ 10.627
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$249,740,499	$188,765,816
Distributable earnings/(accumulated loss)	(13,573,902)	(2,493,751)
TOTAL NET ASSETS	$236,166,597	$186,272,065
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 168,638	$ 161,398
EXPENSES:
Management fees	274,853	218,854
Distribution fees-Service Class	271,771	217,543
Accounting and administration expenses	39,815	37,706
Shareholder servicing fees	31,883	25,387
Professional fees	21,480	19,146
Custodian fees	9,821	5,537
Trustees’ fees and expenses	3,764	3,018
Consulting fees	1,701	1,687
Reports and statements to shareholders	1,605	1,436
Pricing fees	552	251
Other	3,753	3,147
	660,998	533,712
Less:
Management fees waived	(5,497)	(13,131)
Expenses reimbursed	(26,421)	(27,281)
Total operating expenses	629,080	493,300
NET INVESTMENT LOSS	(460,442)	(331,902)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,535,327)	(3,133,766)
Foreign currencies	11,010	—
Futures contracts	(4,457,118)	(3,442,457)
Net realized loss	(5,981,435)	(6,576,223)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	23,476,333	22,272,559
Foreign currencies	(9,138)	—
Futures contracts	(507,814)	(857,715)
Net change in unrealized appreciation (depreciation)	22,959,381	21,414,844
NET REALIZED AND UNREALIZED GAIN	16,977,946	14,838,621
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,517,504	$14,506,719
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (460,442)	$ 3,601,221	$ (331,902)	$ 1,536,470
Net realized gain (loss)	(5,981,435)	(4,802,685)	(6,576,223)	35,622
Net change in unrealized appreciation (depreciation)	22,959,381	(48,890,467)	21,414,844	(46,617,369)
Net increase (decrease) in net assets resulting from operations	16,517,504	(50,091,931)	14,506,719	(45,045,277)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(97,546)	—	(40,668)
Service Class	—	(7,650,862)	—	(6,280,176)
Return of capital:
Standard Class	—	(2,621)	—	(1,700)
Service Class	—	(196,834)	—	(262,733)
	—	(7,947,863)	—	(6,585,277)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	185,040	113,960	99,940	326,074
Service Class	17,505,589	31,547,760	11,199,992	35,228,227
Reinvestment of dividends and distributions:
Standard Class	—	100,167	—	42,368
Service Class	—	7,847,696	—	6,542,909
	17,690,629	39,609,583	11,299,932	42,139,578
Cost of shares redeemed:
Standard Class	(174,579)	(633,968)	(33,797)	(290,512)
Service Class	(8,088,552)	(17,742,734)	(9,004,890)	(21,854,557)
	(8,263,131)	(18,376,702)	(9,038,687)	(22,145,069)
Increase in net assets derived from capital share transactions	9,427,498	21,232,881	2,261,245	19,994,509
NET INCREASE (DECREASE) IN NET ASSETS	25,945,002	(36,806,913)	16,767,964	(31,636,045)
NET ASSETS:
Beginning of period	210,221,595	247,028,508	169,504,101	201,140,146
End of period	$236,166,597	$210,221,595	$186,272,065	$169,504,101
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.434	$ 12.214	$ 11.197	$ 10.710	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)	0.197	0.213	0.166	0.385	0.217
Net realized and unrealized gain (loss)	0.746	(2.585)	1.431	0.522	1.274	(0.536)
Total from investment operations	0.738	(2.388)	1.644	0.688	1.659	(0.319)
Less dividends and distributions from:
Net investment income	—	(0.231)	(0.371)	(0.201)	(0.418)	(0.179)
Net realized gain	—	(0.152)	(0.256)	—	(0.018)	—
Return of capital	—	(0.009)	—	—	(0.015)	—
Total dividends and distributions	—	(0.392)	(0.627)	(0.201)	(0.451)	(0.179)
Net asset value, end of period	$ 10.172	$ 9.434	$ 12.214	$ 11.197	$ 10.710	$ 9.502
Total return[4]	7.82%	(19.54%)	14.73%	6.44%	17.46%	(3.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,629	$ 2,429	$ 3,628	$ 2,781	$ 2,092	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.36%	0.36%	0.35%	0.39%	0.51%	3.81%
Ratio of net investment income (loss) to average net assets	(0.18%) [6]	1.88%	1.74%	1.60%	3.71%	13.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [6]	1.85%	1.73%	1.54%	3.53%	9.54%
Portfolio turnover	18%	22%	15%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.410	$ 12.183	$ 11.174	$ 10.694	$ 9.500	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)	0.169	0.182	0.139	0.360	0.209
Net realized and unrealized gain (loss)	0.744	(2.576)	1.428	0.519	1.273	(0.533)
Total from investment operations	0.724	(2.407)	1.610	0.658	1.633	(0.324)
Less dividends and distributions from:
Net investment income	—	(0.205)	(0.345)	(0.178)	(0.406)	(0.176)
Net realized gain	—	(0.152)	(0.256)	—	(0.018)	—
Return of capital	—	(0.009)	—	—	(0.015)	—
Total dividends and distributions	—	(0.366)	(0.601)	(0.178)	(0.439)	(0.176)
Net asset value, end of period	$ 10.134	$ 9.410	$ 12.183	$ 11.174	$ 10.694	$ 9.500
Total return[4]	7.69%	(19.74%)	14.45%	6.16%	17.19%	(3.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,537	$ 207,793	$243,401	$162,522	$102,807	$ 8,005
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.61%	0.60%	0.64%	0.76%	4.06%
Ratio of net investment income (loss) to average net assets	(0.43%) [6]	1.63%	1.49%	1.35%	3.46%	12.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%) [6]	1.60%	1.48%	1.29%	3.28%	9.34%
Portfolio turnover	18%	22%	15%	29%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.815	$ 13.047	$ 11.478	$ 10.739	$ 9.503	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.122	0.130	0.126	0.231	0.140
Net realized and unrealized gain (loss)	0.854	(2.935)	1.952	0.789	1.513	(0.502)
Total from investment operations	0.847	(2.813)	2.082	0.915	1.744	(0.362)
Less dividends and distributions from:
Net investment income	—	(0.137)	(0.327)	(0.176)	(0.485)	(0.135)
Net realized gain	—	(0.266)	(0.186)	—	(0.020)	—
Return of capital	—	(0.016)	—	—	(0.003)	—
Total dividends and distributions	—	(0.419)	(0.513)	(0.176)	(0.508)	(0.135)
Net asset value, end of period	$ 10.662	$ 9.815	$ 13.047	$ 11.478	$ 10.739	$ 9.503
Total return[4]	8.63%	(21.56%)	18.18%	8.53%	18.34%	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,167	$ 1,010	$ 1,274	$ 865	$ 151	$ 10
Ratio of expenses to average net assets[5]	0.32%	0.32%	0.32%	0.32%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.37%	0.36%	0.36%	0.40%	0.52%	4.24%
Ratio of net investment income (loss) to average net assets	(0.15%) [6]	1.11%	1.02%	1.20%	2.17%	8.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%) [6]	1.07%	0.99%	1.12%	1.98%	4.46%
Portfolio turnover	10%	28%	18%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.794	$ 13.019	$ 11.459	$ 10.727	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.094	0.098	0.100	0.201	0.134
Net realized and unrealized gain (loss)	0.852	(2.926)	1.946	0.785	1.517	(0.501)
Total from investment operations	0.833	(2.832)	2.044	0.885	1.718	(0.367)
Less dividends and distributions from:
Net investment income	—	(0.111)	(0.298)	(0.153)	(0.470)	(0.131)
Net realized gain	—	(0.266)	(0.186)	—	(0.020)	—
Return of capital	—	(0.016)	—	—	(0.003)	—
Total dividends and distributions	—	(0.393)	(0.484)	(0.153)	(0.493)	(0.131)
Net asset value, end of period	$ 10.627	$ 9.794	$ 13.019	$ 11.459	$ 10.727	$ 9.502
Total return[4]	8.51%	(21.76%)	17.88%	8.26%	18.07%	(3.65%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,105	$ 168,494	$199,866	$138,679	$ 84,065	$ 6,604
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	0.61%	0.61%	0.65%	0.77%	4.49%
Ratio of net investment income (loss) to average net assets	(0.40%) [6]	0.86%	0.77%	0.95%	1.92%	8.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45%) [6]	0.82%	0.74%	0.87%	1.73%	4.25%
Portfolio turnover	10%	28%	18%	32%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment, that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2023	2024	2025	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$77,084	$31,011	$44,859	$ 152,954
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$73,874	$35,356	$49,014	$ 158,244
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$8,944	$7,153
Legal	1,435	1,148
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$ 4,690	$ 4,917
Management fees payable to LFI	46,531	35,207
Distribution fees payable to LFD	46,948	37,219
Printing and mailing fees payable to Lincoln Life	1,233	3,389
Shareholder servicing fees payable to Lincoln Life	5,508	4,345
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.72%@
Equity Funds-50.15%@
✧✧LVIP Channing Small Cap Value Fund	$ 1,466,192	$ 256,519	$ 63,143	$ (2,791)	$ 205,456	$—	$ 1,862,233	173,295	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	4,197,036	743,299	190,803	(12,079)	168,636	—	4,906,089	119,457	—	—
✧✧‡LVIP Delaware Value Fund	—	16,022,407	162,045	(3,014)	290,067	—	16,147,415	626,452	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	14,206,983	1,231,947	857,336	(209,269)	1,415,872	—	15,788,197	1,218,225	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	10,774,426	1,664,504	476,679	(110,170)	1,113,416	—	12,965,497	1,046,026	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,891,096	131,205	251,185	(23,836)	739,837	—	2,487,117	230,994	—	—
✧✧LVIP SSGA S&P 500 Index Fund	45,700,452	2,498,870	17,836,134	1,002,032	5,229,481	—	36,594,701	1,434,411	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,475,490	1,373,045	597,726	(194,646)	932,301	—	9,988,464	338,684	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,042,617	712,790	1,167,999	(605,834)	3,787,339	—	12,768,913	276,270	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,073,103	411,201	172,206	(79,863)	704,302	—	4,936,537	180,515	—	—
Fixed Income Funds-18.73%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	5,106,106	194,988	3,201,467	(381,537)	460,838	—	2,178,928	239,232	—	—
✧✧LVIP Delaware Bond Fund	13,125,746	4,998,215	978,004	(216,056)	507,138	—	17,437,039	1,493,665	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	3,090,893	150,057	1,083,674	(19,210)	43,715	—	2,181,781	235,613	—	—
✧✧LVIP SSGA Bond Index Fund	7,678,279	792,889	514,653	(95,456)	263,572	—	8,124,631	813,847	—	—
✧✧LVIP Western Asset Core Bond Fund	12,198,399	2,571,741	832,264	(211,311)	589,944	—	14,316,509	1,682,118	—	—
Global Equity Fund-0.93%@
✧✧LVIP BlackRock Real Estate Fund	2,526,191	265,677	686,616	(197,879)	300,064	—	2,207,437	314,003	—	—
International Equity Funds-26.91%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,358,334	672,161	96,293	(18,770)	96,370	—	2,011,802	277,950	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	4,758,191	797,749	456,707	(65,800)	524,813	—	5,558,246	718,027	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	3,967,311	262,409	596,367	(119,036)	1,157,967	—	4,672,284	322,138	—	—
✧✧LVIP MFS International Growth Fund	11,832,565	1,124,322	959,865	(168,930)	1,635,136	—	13,463,228	675,797	—	—
✧✧LVIP Mondrian International Value Fund	9,098,539	5,486,171	425,775	(47,760)	1,265,715	—	15,376,890	955,383	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,058,440	1,426,338	343,632	(96,709)	496,473	—	9,540,910	954,377	—	—
✧✧LVIP SSGA International Index Fund	17,348,420	919,321	7,240,988	342,597	1,547,881	—	12,917,231	1,261,202	—	—
Total	$200,974,809	$44,707,825	$39,191,561	$(1,535,327)	$23,476,333	$—	$228,432,079		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.32%@
Equity Funds-77.04%@
✧✧LVIP Baron Growth Opportunities Fund	$ 3,926,158	$ 288,591	$ 288,208	$ (29,103)	$ 567,378	$—	$ 4,464,816	60,430	$—	$—
✧✧LVIP Channing Small Cap Value Fund	1,770,752	245,056	101,674	(3,377)	240,572	—	2,151,329	200,198	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	2,015,120	1,573,120	126,258	(21,286)	216,212	—	3,656,908	325,580	—	—
✧✧LVIP MFS Value Fund	26,282,337	2,595,995	1,362,820	(52,475)	600,808	—	28,063,845	540,906	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,544,692	705,841	371,878	(23,247)	525,442	—	6,380,850	514,792	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,529,173	78,588	251,780	(24,043)	592,640	—	1,924,578	178,748	—	—
✧✧LVIP SSGA S&P 500 Index Fund	36,843,128	1,812,674	2,893,035	(20,376)	6,088,335	—	41,830,726	1,639,649	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,307,607	647,158	1,052,662	(197,617)	806,622	—	8,511,108	288,590	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	23,005,008	1,175,679	3,351,895	(1,624,725)	8,783,915	—	27,987,982	605,552	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,665,942	425,916	621,486	(166,682)	1,146,269	—	7,449,959	272,423	—	—
✧✧LVIP Wellington SMID Cap Value Fund	9,568,147	1,648,375	1,030,698	(95,259)	1,001,886	—	11,092,451	412,359	—	—
Fixed Income Funds-18.36%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,129,875	124,723	2,634,940	(306,518)	371,338	—	1,684,478	184,945	—	—
✧✧LVIP Delaware Bond Fund	10,182,506	3,822,902	993,346	(211,502)	443,492	—	13,244,052	1,134,491	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	2,499,908	85,498	1,343,788	(15,170)	38,310	—	1,264,758	136,583	—	—
✧✧LVIP SSGA Bond Index Fund	6,909,699	516,007	593,498	(103,683)	259,335	—	6,987,860	699,976	—	—
✧✧LVIP Western Asset Core Bond Fund	9,599,371	1,965,355	850,834	(205,995)	509,534	—	11,017,431	1,294,493	—	—
Global Equity Fund-0.92%@
✧✧LVIP BlackRock Real Estate Fund	1,634,377	167,398	143,258	(32,708)	80,471	—	1,706,280	242,714	—	—
Total	$160,413,800	$17,878,876	$18,012,058	$(3,133,766)	$22,272,559	$—	$179,419,411		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$44,707,825	$17,878,876
Sales	39,191,561	18,012,057
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$222,015,920	$168,491,308
Aggregate unrealized appreciation of investments and derivatives	$ 19,834,187	$ 21,590,736
Aggregate unrealized depreciation of investments and derivatives	(5,728,139)	(3,731,432)
Net unrealized appreciation of investments and derivatives	$ 14,106,048	$ 17,859,304
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$228,432,079	$179,419,411
Unaffiliated Investment Companies	7,547,450	6,801,331
Total Investments	$235,979,529	$186,220,742
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Derivatives:
Assets:
Futures Contracts	$ 160,052	$ 129,870
Derivatives:
Liabilities:
Futures Contracts	$ (17,613)	$ —
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	18,941	11,775	9,887	26,981
Service Class	1,792,791	3,006,617	1,105,880	3,192,607
Shares reinvested:
Standard Class	—	10,579	—	4,275
Service Class	—	831,245	—	661,615
	1,811,732	3,860,216	1,115,767	3,885,478
Shares redeemed:
Standard Class	(17,940)	(61,884)	(3,324)	(26,046)
Service Class	(828,790)	(1,735,185)	(890,364)	(2,002,296)
	(846,730)	(1,797,069)	(893,688)	(2,028,342)
Net increase	965,002	2,063,147	222,079	1,857,136
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, each Fund used futures contracts to hedge the Funds existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Fund used futures to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$153,454	Variation margin due from broker on futures contracts	$ (6,609)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	6,598	Variation margin due from broker on futures contracts	(11,004)
Total		$160,052		$(17,613)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,867,882)	$(611,661)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(589,236)	103,847
Total		$(4,457,118)	$(507,814)
LVIP Aggressive Growth Allocation Managed Risk Funds-21

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$129,870	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,442,457)	$(857,715)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$4,397,206	$14,572,516
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	1,892,496	15,919,279
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP Aggressive Growth Allocation Managed Risk Funds-22

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-23

LVIP Aggressive Growth Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Aggressive Growth Allocation Managed Risk Funds-24

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP American Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,072.60	0.27%	$1.39
Service Class Shares	1,000.00	1,070.70	0.62%	3.18
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,021.70	0.62%	3.11
LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,083.40	0.27%	$1.39
Service Class Shares	1,000.00	1,081.60	0.62%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

LVIP American Allocation Funds-1

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,051.60	0.30%	$1.53
Service Class Shares	1,000.00	1,049.80	0.65%	3.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Allocation Funds-2

LVIP American Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Balanced Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.09%
Asset Allocation Fund	14.89%
Equity Funds	35.92%
Fixed Income Funds	35.38%
Global Equity Fund	3.94%
International Equity Funds	9.96%
Total Investments	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%
LVIP American Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.06%
Asset Allocation Fund	10.88%
Equity Funds	40.34%
Fixed Income Funds	26.62%
Global Equity Fund	4.59%
International Equity Funds	17.63%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP American Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.42%
Asset Allocation Fund	14.08%
Equity Funds	25.55%
Fixed Income Funds	55.68%
Global Equity Fund	2.33%
International Equity Funds	2.75%
Money Market Fund	0.03%
Total Investments	100.42%
Liabilities Net of Receivables and Other Assets	(0.42%)
Total Net Assets	100.00%
LVIP American Allocation Funds-3

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.09%
Asset Allocation Fund–14.89%
✧American Funds®– Capital Income Builder	1,888,460	$ 121,427,949
		121,427,949
Equity Funds–35.92%
✧American Funds®-
American Mutual Fund	2,154,656	107,043,331
Growth Fund of America	1,739,939	106,153,692
Investment Company of America	1,682,121	79,749,343
		292,946,366
Fixed Income Funds–35.38%
✧American Funds®-
Bond Fund of America	17,773,325	201,549,507
Capital World Bond Fund	978,359	15,771,144
High-Income Trust	1,769,383	16,189,855
Inflation Linked Bond Fund	1,920,975	17,480,876
Intermediate Bond Fund of America	3,043,724	37,498,675
		288,490,057
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.94%
✧American Funds®– Smallcap World Fund	492,827	$ 32,161,893
		32,161,893
International Equity Funds–9.96%
✧American Funds®-
EuroPacific Growth Fund	1,180,834	64,745,135
New World Fund	222,124	16,510,452
		81,255,587
Total Investment Companies (Cost $828,095,861)		816,281,852

TOTAL INVESTMENTS–100.09% (Cost $828,095,861)	816,281,852
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(733,092)
NET ASSETS APPLICABLE TO 62,923,745 SHARES OUTSTANDING–100.00%	$815,548,760
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($47,937,320 / 3,688,947 Shares)	$12.995
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($767,611,440 / 59,234,798 Shares)	$12.959
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$677,042,481
Distributable earnings/(accumulated loss)	138,506,279
TOTAL NET ASSETS	$815,548,760

✧ Class R-6 shares.
★ Includes $904,468 payable for securities purchased, $336,684 payable for fund shares redeemed, $41,252 other accrued expenses payable, $380,155 due to manager and affiliates and $109,972 due to custodian as of June 30, 2023.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–10.88%
✧American Funds®– Capital Income Builder	1,325,490	$ 85,228,998
		85,228,998
Equity Funds–40.34%
✧American Funds®-
American Mutual Fund	2,519,052	125,146,503
Growth Fund of America	1,551,238	94,640,996
Investment Company of America	2,028,881	96,189,259
		315,976,758
Fixed Income Funds–26.62%
✧American Funds®-
Bond Fund of America	14,316,016	162,343,623
High-Income Trust	1,058,297	9,683,416
Inflation Linked Bond Fund	1,773,558	16,139,375
Intermediate Bond Fund of America	1,650,937	20,339,547
		208,505,961
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–4.59%
✧American Funds®– Smallcap World Fund	551,231	$ 35,973,353
		35,973,353
International Equity Funds–17.63%
✧American Funds®-
EuroPacific Growth Fund	2,117,315	116,092,425
New World Fund	295,405	21,957,439
		138,049,864
Total Investment Companies (Cost $798,651,846)		783,734,934

TOTAL INVESTMENTS–100.06% (Cost $798,651,846)	783,734,934
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(455,627)
NET ASSETS APPLICABLE TO 58,209,591 SHARES OUTSTANDING–100.00%	$783,279,307
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($50,020,198 / 3,707,337 Shares)	$13.492
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($733,259,109 / 54,502,254 Shares)	$13.454
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$625,256,654
Distributable earnings/(accumulated loss)	158,022,653
TOTAL NET ASSETS	$783,279,307

✧ Class R-6 shares.
★ Includes $674,923 payable for securities purchased, $181,441 payable for fund shares redeemed, $40,722 other accrued expenses payable, $364,856 due to manager and affiliates and $85,773 due to custodian as of June 30, 2023.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.42%
Asset Allocation Fund–14.08%
✧American Funds®– Capital Income Builder	390,131	$ 25,085,399
		25,085,399
Equity Funds–25.55%
✧American Funds®-
American Mutual Fund	253,731	12,605,355
Growth Fund of America	221,639	13,522,195
Investment Company of America	409,291	19,404,465
		45,532,015
Fixed Income Funds–55.68%
✧American Funds®-
Bond Fund of America	7,075,755	80,239,062
Capital World Bond Fund	324,890	5,237,234
High-Income Trust	244,714	2,239,133
Inflation Linked Bond Fund	298,669	2,717,884
Intermediate Bond Fund of America	713,127	8,785,729
		99,219,042
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.33%
✧American Funds®– Smallcap World Fund	63,733	$ 4,159,224
		4,159,224
International Equity Funds–2.75%
✧American Funds®-
EuroPacific Growth Fund	47,084	2,581,597
New World Fund	31,229	2,321,270
		4,902,867
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	64,789	64,789
		64,789
Total Investment Companies (Cost $180,440,434)		178,963,336

TOTAL INVESTMENTS–100.42% (Cost $180,440,434)	178,963,336
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.42%)	(756,800)
NET ASSETS APPLICABLE TO 16,047,865 SHARES OUTSTANDING–100.00%	$178,206,536
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($13,365,974 / 1,200,837 Shares)	$11.131
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($164,840,562 / 14,847,028 Shares)	$11.103
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$169,710,164
Distributable earnings/(accumulated loss)	8,496,372
TOTAL NET ASSETS	$178,206,536

✧ Class R-6 shares.
★ Includes $379,738 payable for securities purchased, $593,648 payable for fund shares redeemed, $35,513 other accrued expenses payable and $81,993 due to manager and affiliates as of June 30, 2023.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$ 8,921,980	$ 7,553,646	$ 2,416,106
EXPENSES:
Distribution fees-Service Class	1,331,318	1,270,178	286,903
Management fees	1,009,354	961,788	221,281
Shareholder servicing fees	117,085	111,567	25,669
Accounting and administration expenses	58,356	56,473	27,647
Professional fees	23,318	22,947	16,760
Trustees’ fees and expenses	14,191	13,505	3,113
Custodian fees	9,025	6,975	3,722
Reports and statements to shareholders	5,885	5,167	1,981
Consulting fees	1,433	1,418	1,211
Pricing fees	359	330	368
Other	8,418	7,949	2,771
	2,578,742	2,458,297	591,426
Less:
Management fees waived	(161,497)	(134,650)	(35,405)
Total operating expenses	2,417,245	2,323,647	556,021
NET INVESTMENT INCOME	6,504,735	5,229,999	1,860,085
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(13,565,776)	(13,801,459)	(3,532,866)
Net change in unrealized appreciation (depreciation) of investments	62,704,882	69,609,412	10,342,819
NET REALIZED AND UNREALIZED GAIN	49,139,106	55,807,953	6,809,953
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 55,643,841	$ 61,037,952	$ 8,670,038
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,504,735	$ 14,483,536	$ 5,229,999	$ 11,424,274	$ 1,860,085	$ 3,689,724
Net realized gain (loss)	(13,565,776)	167,213,075	(13,801,459)	191,677,511	(3,532,866)	14,851,484
Net change in unrealized appreciation (depreciation)	62,704,882	(333,468,245)	69,609,412	(356,859,705)	10,342,819	(48,560,538)
Net increase (decrease) in net assets resulting from operations	55,643,841	(151,771,634)	61,037,952	(153,757,920)	8,670,038	(30,019,330)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,181,770)	—	(2,313,176)	—	(838,036)
Service Class	—	(50,330,479)	—	(46,136,411)	—	(11,143,239)
	—	(53,512,249)	—	(48,449,587)	—	(11,981,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,431,789	3,719,533	8,964,774	16,731,474	1,948,841	3,010,905
Service Class	25,350,236	47,334,241	26,888,638	37,551,406	14,246,725	15,663,405
Reinvestment of dividends and distributions:
Standard Class	—	3,181,770	—	2,313,176	—	838,036
Service Class	—	50,330,479	—	46,136,411	—	11,143,239
	26,782,025	104,566,023	35,853,412	102,732,467	16,195,566	30,655,585
Cost of shares redeemed:
Standard Class	(2,998,072)	(5,711,187)	(1,210,759)	(2,688,103)	(1,383,109)	(1,613,925)
Service Class	(66,557,654)	(125,134,671)	(75,967,751)	(113,924,590)	(21,264,255)	(36,414,977)
	(69,555,726)	(130,845,858)	(77,178,510)	(116,612,693)	(22,647,364)	(38,028,902)
Decrease in net assets derived from capital share transactions	(42,773,701)	(26,279,835)	(41,325,098)	(13,880,226)	(6,451,798)	(7,373,317)
NET INCREASE (DECREASE) IN NET ASSETS	12,870,140	(231,563,718)	19,712,854	(216,087,733)	2,218,240	(49,373,922)
NET ASSETS:
Beginning of period	802,678,620	1,034,242,338	763,566,453	979,654,186	175,988,296	225,362,218
End of period	$815,548,760	$ 802,678,620	$783,279,307	$ 763,566,453	$178,206,536	$175,988,296
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.115	$ 15.250	$ 14.451	$ 13.077	$ 11.823	$ 12.998
Income (loss) from investment operations:
Net investment income[2]	0.121	0.264	0.234	0.226	0.265	0.218
Net realized and unrealized gain (loss)	0.759	(2.517)	1.294	1.870	1.794	(0.724)
Total from investment operations	0.880	(2.253)	1.528	2.096	2.059	(0.506)
Less dividends and distributions from:
Net investment income	—	(0.262)	(0.373)	(0.262)	(0.323)	(0.263)
Net realized gain	—	(0.620)	(0.356)	(0.460)	(0.482)	(0.406)
Total dividends and distributions	—	(0.882)	(0.729)	(0.722)	(0.805)	(0.669)
Net asset value, end of period	$ 12.995	$ 12.115	$ 15.250	$ 14.451	$ 13.077	$ 11.823
Total return[3]	7.26%	(14.63%)	10.63%	16.38%	17.63%	(4.06%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 47,937	$ 46,216	$ 56,474	$ 49,888	$ 37,760	$ 30,739
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.25%	0.26%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	1.94% [5]	1.98%	1.54%	1.70%	2.07%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90% [5]	1.94%	1.49%	1.65%	2.02%	1.64%
Portfolio turnover	9%	81%	16%	22%	12%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.103	$ 15.232	$ 14.436	$ 13.069	$ 11.819	$ 12.991
Income (loss) from investment operations:
Net investment income[2]	0.099	0.217	0.180	0.179	0.220	0.172
Net realized and unrealized gain (loss)	0.757	(2.512)	1.292	1.863	1.790	(0.721)
Total from investment operations	0.856	(2.295)	1.472	2.042	2.010	(0.549)
Less dividends and distributions from:
Net investment income	—	(0.214)	(0.320)	(0.215)	(0.278)	(0.217)
Net realized gain	—	(0.620)	(0.356)	(0.460)	(0.482)	(0.406)
Total dividends and distributions	—	(0.834)	(0.676)	(0.675)	(0.760)	(0.623)
Net asset value, end of period	$ 12.959	$ 12.103	$ 15.232	$ 14.436	$ 13.069	$ 11.819
Total return[3]	7.07%	(14.92%)	10.24%	15.97%	17.22%	(4.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$767,611	$ 756,462	$977,768	$934,459	$871,206	$796,230
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.60%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	1.59% [5]	1.63%	1.19%	1.35%	1.72%	1.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55% [5]	1.59%	1.14%	1.30%	1.67%	1.29%
Portfolio turnover	9%	81%	16%	22%	12%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.453	$ 15.828	$ 14.945	$ 13.459	$ 12.168	$ 13.632
Income (loss) from investment operations:
Net investment income[2]	0.109	0.233	0.229	0.192	0.244	0.210
Net realized and unrealized gain (loss)	0.930	(2.740)	1.393	2.057	2.099	(0.856)
Total from investment operations	1.039	(2.507)	1.622	2.249	2.343	(0.646)
Less dividends and distributions from:
Net investment income	—	(0.214)	(0.345)	(0.219)	(0.314)	(0.272)
Net realized gain	—	(0.654)	(0.394)	(0.544)	(0.738)	(0.546)
Total dividends and distributions	—	(0.868)	(0.739)	(0.763)	(1.052)	(0.818)
Net asset value, end of period	$ 13.492	$ 12.453	$ 15.828	$ 14.945	$ 13.459	$ 12.168
Total return[3]	8.34%	(15.66%)	10.88%	17.21%	19.61%	(5.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,020	$ 38,766	$ 29,845	$ 20,171	$ 17,758	$ 14,524
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.25%	0.26%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	1.69% [5]	1.72%	1.45%	1.42%	1.84%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65% [5]	1.68%	1.40%	1.37%	1.79%	1.50%
Portfolio turnover	9%	85%	15%	19%	12%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.439	$ 15.809	$ 14.928	$ 13.450	$ 12.163	$ 13.624
Income (loss) from investment operations:
Net investment income[2]	0.086	0.187	0.173	0.145	0.197	0.162
Net realized and unrealized gain (loss)	0.929	(2.738)	1.391	2.048	2.095	(0.853)
Total from investment operations	1.015	(2.551)	1.564	2.193	2.292	(0.691)
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.289)	(0.171)	(0.267)	(0.224)
Net realized gain	—	(0.654)	(0.394)	(0.544)	(0.738)	(0.546)
Total dividends and distributions	—	(0.819)	(0.683)	(0.715)	(1.005)	(0.770)
Net asset value, end of period	$ 13.454	$ 12.439	$ 15.809	$ 14.928	$ 13.450	$ 12.163
Total return[3]	8.16%	(15.96%)	10.50%	16.79%	19.20%	(5.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$733,259	$ 724,801	$949,809	$919,720	$859,184	$795,498
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.60%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	1.34% [5]	1.37%	1.10%	1.07%	1.49%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30% [5]	1.33%	1.05%	1.02%	1.44%	1.15%
Portfolio turnover	9%	85%	15%	19%	12%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-12

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.585	$ 13.143	$ 12.804	$ 11.701	$ 11.012	$ 11.770
Income (loss) from investment operations:
Net investment income[2]	0.131	0.261	0.198	0.226	0.267	0.229
Net realized and unrealized gain (loss)	0.415	(2.036)	0.745	1.415	1.287	(0.526)
Total from investment operations	0.546	(1.775)	0.943	1.641	1.554	(0.297)
Less dividends and distributions from:
Net investment income	—	(0.275)	(0.409)	(0.281)	(0.286)	(0.258)
Net realized gain	—	(0.508)	(0.195)	(0.257)	(0.579)	(0.203)
Total dividends and distributions	—	(0.783)	(0.604)	(0.538)	(0.865)	(0.461)
Net asset value, end of period	$ 11.131	$ 10.585	$ 13.143	$ 12.804	$ 11.701	$ 11.012
Total return[3]	5.16%	(13.39%)	7.39%	14.17%	14.30%	(2.57%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13,366	$ 12,139	$12,452	$ 11,783	$ 10,924	$ 8,626
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.28%	0.29%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.34%	0.33%	0.34%	0.33%	0.33%
Ratio of net investment income to average net assets	2.43% [5]	2.25%	1.49%	1.87%	2.28%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39% [5]	2.21%	1.44%	1.82%	2.23%	1.90%
Portfolio turnover	15%	91%	18%	25%	17%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-13

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.576	$ 13.130	$ 12.793	$ 11.694	$ 11.009	$ 11.764
Income (loss) from investment operations:
Net investment income[2]	0.112	0.221	0.151	0.184	0.225	0.188
Net realized and unrealized gain (loss)	0.415	(2.034)	0.743	1.411	1.285	(0.525)
Total from investment operations	0.527	(1.813)	0.894	1.595	1.510	(0.337)
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.362)	(0.239)	(0.246)	(0.215)
Net realized gain	—	(0.508)	(0.195)	(0.257)	(0.579)	(0.203)
Total dividends and distributions	—	(0.741)	(0.557)	(0.496)	(0.825)	(0.418)
Net asset value, end of period	$ 11.103	$ 10.576	$ 13.130	$ 12.793	$ 11.694	$ 11.009
Total return[3]	4.98%	(13.70%)	7.01%	13.77%	13.90%	(2.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,841	$ 163,849	$212,910	$209,799	$194,599	$178,751
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.63%	0.64%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.69%	0.68%	0.69%	0.68%	0.68%
Ratio of net investment income to average net assets	2.08% [5]	1.90%	1.14%	1.52%	1.93%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04% [5]	1.86%	1.09%	1.47%	1.88%	1.55%
Portfolio turnover	15%	91%	18%	25%	17%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for LVIP American Growth Allocation Fund is 0.035% and for LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$33,340	$31,746	$7,312
Legal	5,349	5,093	1,173
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$1,831	$1,329	$511
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$140,305	$137,120	$30,646
Distribution fees payable to LFD	220,180	209,241	47,115
Printing and mailing fees payable to Lincoln Life	295	—	—
Shareholder servicing fees payable to Lincoln Life	19,375	18,495	4,232
LVIP American Allocation Funds-16

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$ 76,629,464	$ 67,291,638	$27,613,132
Sales	112,832,781	103,863,833	31,577,355
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$828,095,861	$798,651,846	$180,440,434
Aggregate unrealized appreciation of investments	$ 37,473,715	$ 37,351,600	$ 10,860,439
Aggregate unrealized depreciation of investments	(49,287,724)	(52,268,512)	(12,337,537)
Net unrealized depreciation of investments	$ (11,814,009)	$ (14,916,912)	$ (1,477,098)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Allocation Funds-17

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$816,281,852	$783,734,934	$178,963,336
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	113,389	272,914	687,848	1,234,433	179,291	259,332
Service Class	2,017,750	3,533,063	2,061,892	2,721,753	1,307,408	1,372,865
Shares reinvested:
Standard Class	—	265,446	—	189,346	—	79,264
Service Class	—	4,213,327	—	3,793,940	—	1,056,590
	2,131,139	8,284,750	2,749,740	7,939,472	1,486,699	2,768,051
Shares redeemed:
Standard Class	(239,115)	(426,947)	(93,509)	(196,358)	(125,323)	(139,173)
Service Class	(5,286,326)	(9,434,604)	(5,828,223)	(8,328,378)	(1,952,426)	(3,152,554)
	(5,525,441)	(9,861,551)	(5,921,732)	(8,524,736)	(2,077,749)	(3,291,727)
Net decrease	(3,394,302)	(1,576,801)	(3,171,992)	(585,264)	(591,050)	(523,676)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Allocation Funds-18

LVIP American Allocation Funds
Notes to Financial Statements (continued)
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-19

LVIP American Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Allocation Funds-20

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP American Century Select Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,053.60	0.84%	$4.28
Service Class Shares	1,000.00	1,051.90	1.19%	6.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.60	0.84%	$4.21
Service Class Shares	1,000.00	1,018.90	1.19%	5.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	91.23%
Aerospace & Defense	2.18%
Automobile Components	2.06%
Banks	2.85%
Beverages	0.51%
Biotechnology	1.19%
Broadline Retail	0.04%
Building Products	1.26%
Capital Markets	5.98%
Chemicals	1.80%
Commercial Services & Supplies	0.76%
Communications Equipment	1.60%
Construction & Engineering	0.83%
Consumer Staples Distribution & Retail	2.69%
Containers & Packaging	2.73%
Diversified REITs	0.38%
Diversified Telecommunication Services	0.19%
Electric Utilities	4.37%
Electrical Equipment	3.37%
Electronic Equipment, Instruments & Components	1.73%
Energy Equipment & Services	0.81%
Entertainment	0.99%
Financial Services	0.19%
Food Products	2.78%
Gas Utilities	1.64%
Ground Transportation	0.81%
Health Care Equipment & Supplies	4.99%
Health Care Providers & Services	6.91%
Health Care REITs	0.86%
Hotels, Restaurants & Leisure	1.38%
Household Products	1.06%
Insurance	5.42%
Interactive Media & Services	0.19%
IT Services	1.23%
Life Sciences Tools & Services	1.94%
Machinery	2.78%
Media	2.36%
Metals & Mining	0.05%
Multi-Utilities	1.13%
Oil, Gas & Consumable Fuels	3.68%
Passenger Airlines	1.25%
Professional Services	0.68%
Residential REITs	0.84%
Retail REITs	2.02%
Semiconductors & Semiconductor Equipment	1.37%
Software	2.49%
Security Type/Sector	Percentage of Net Assets
Specialized REITs	1.28%
Specialty Retail	0.48%
Technology Hardware, Storage & Peripherals	0.71%
Textiles, Apparel & Luxury Goods	0.36%
Trading Companies & Distributors	2.03%
Preferred Stock	0.68%
Exchange-Traded Fund	0.97%
Money Market Fund	7.04%
Total Investments	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Zimmer Biomet Holdings, Inc.	1.89%
Northern Trust Corp.	1.66%
Allstate Corp.	1.64%
Edison International	1.63%
Conagra Brands, Inc.	1.59%
Bank of New York Mellon Corp.	1.55%
Koninklijke Ahold Delhaize NV	1.48%
Henry Schein, Inc.	1.42%
Oshkosh Corp.	1.42%
Emerson Electric Co.	1.41%
Total	15.69%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.23%
Aerospace & Defense–2.18%
†CAE, Inc.	30,219	$ 676,349
Curtiss-Wright Corp.	10,443	1,917,961
General Dynamics Corp.	6,191	1,331,994
HEICO Corp.	8,134	1,439,230
Huntington Ingalls Industries, Inc.	25,403	5,781,723
		11,147,257
Automobile Components–2.06%
†Aptiv PLC	30,965	3,161,217
BorgWarner, Inc.	80,736	3,948,798
Cie Generale des Etablissements Michelin SCA	88,357	2,613,717
†Mobileye Global, Inc. Class A	21,603	829,987
		10,553,719
Banks–2.85%
Capitol Federal Financial, Inc.	166,540	1,027,552
Comerica, Inc.	4,213	178,463
First Hawaiian, Inc.	201,892	3,636,075
Prosperity Bancshares, Inc.	37,883	2,139,632
Truist Financial Corp.	136,157	4,132,365
U.S. Bancorp	71,908	2,375,840
Westamerica BanCorp	27,754	1,062,978
		14,552,905
Beverages–0.51%
†Celsius Holdings, Inc.	17,436	2,601,277
		2,601,277
Biotechnology–1.19%
†Amicus Therapeutics, Inc.	68,280	857,597
†BioMarin Pharmaceutical, Inc.	8,812	763,824
†Cytokinetics, Inc.	39,747	1,296,547
†Neurocrine Biosciences, Inc.	16,985	1,601,685
†Sarepta Therapeutics, Inc.	10,202	1,168,333
†Viking Therapeutics, Inc.	23,599	382,540
		6,070,526
Broadline Retail–0.04%
†Etsy, Inc.	2,545	215,332
		215,332
Building Products–1.26%
Cie de Saint-Gobain	79,385	4,833,464
Trane Technologies PLC	8,527	1,630,874
		6,464,338
Capital Markets–5.98%
Ares Management Corp. Class A	18,566	1,788,834
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Bank of New York Mellon Corp.	177,452	$ 7,900,163
Charles Schwab Corp.	53,640	3,040,315
LPL Financial Holdings, Inc.	8,655	1,881,857
MSCI, Inc.	4,437	2,082,240
Northern Trust Corp.	114,557	8,493,256
T Rowe Price Group, Inc.	47,917	5,367,662
		30,554,327
Chemicals–1.80%
Akzo Nobel NV	65,081	5,320,577
Avient Corp.	26,821	1,096,979
†Axalta Coating Systems Ltd.	42,385	1,390,652
Element Solutions, Inc.	71,874	1,379,981
		9,188,189
Commercial Services & Supplies–0.76%
Republic Services, Inc.	25,478	3,902,465
		3,902,465
Communications Equipment–1.60%
†Arista Networks, Inc.	5,299	858,756
†F5, Inc.	29,521	4,317,741
Juniper Networks, Inc.	95,830	3,002,354
		8,178,851
Construction & Engineering–0.83%
Vinci SA	36,729	4,267,742
		4,267,742
Consumer Staples Distribution & Retail–2.69%
†Dollar Tree, Inc.	42,977	6,167,200
Koninklijke Ahold Delhaize NV	222,475	7,584,843
		13,752,043
Containers & Packaging–2.73%
Amcor PLC	458,707	4,577,896
Avery Dennison Corp.	7,385	1,268,743
Packaging Corp. of America	48,294	6,382,535
Sonoco Products Co.	29,158	1,720,905
		13,950,079
Diversified REITs–0.38%
WP Carey, Inc.	29,135	1,968,361
		1,968,361
Diversified Telecommunication Services–0.19%
BCE, Inc.	20,795	948,117
		948,117
Electric Utilities–4.37%
Duke Energy Corp.	55,695	4,998,069
Edison International	119,979	8,332,542
Evergy, Inc.	55,184	3,223,849
LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	38,476	$ 2,728,718
Pinnacle West Capital Corp.	37,320	3,040,087
		22,323,265
Electrical Equipment–3.37%
AMETEK, Inc.	12,479	2,020,101
Emerson Electric Co.	80,026	7,233,550
Legrand SA	15,484	1,536,072
nVent Electric PLC	74,066	3,826,990
†Plug Power, Inc.	14,841	154,198
Regal Rexnord Corp.	11,464	1,764,310
Vertiv Holdings Co.	27,235	674,611
		17,209,832
Electronic Equipment, Instruments & Components–1.73%
Cognex Corp.	25,922	1,452,150
Corning, Inc.	48,849	1,711,669
†Keysight Technologies, Inc.	9,993	1,673,328
TE Connectivity Ltd.	28,555	4,002,269
		8,839,416
Energy Equipment & Services–0.81%
Baker Hughes Co.	131,782	4,165,629
		4,165,629
Entertainment–0.99%
Electronic Arts, Inc.	15,932	2,066,380
†Spotify Technology SA	11,214	1,800,408
†Take-Two Interactive Software, Inc.	8,280	1,218,485
		5,085,273
Financial Services–0.19%
†Adyen NV	558	966,271
		966,271
Food Products–2.78%
Conagra Brands, Inc.	241,302	8,136,704
Hershey Co.	13,487	3,367,704
J M Smucker Co.	18,284	2,699,998
		14,204,406
Gas Utilities–1.64%
Atmos Energy Corp.	17,673	2,056,077
Spire, Inc.	100,164	6,354,404
		8,410,481
Ground Transportation–0.81%
Heartland Express, Inc.	162,930	2,673,681
Norfolk Southern Corp.	6,414	1,454,439
		4,128,120
Health Care Equipment & Supplies–4.99%
Becton Dickinson & Co.	7,432	1,962,122
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	58,633	$ 2,346,493
†Dexcom, Inc.	20,865	2,681,361
Embecta Corp.	90,468	1,954,109
†Envista Holdings Corp.	84,387	2,855,656
GE HealthCare Technologies, Inc.	10,029	814,756
†Glaukos Corp.	11,983	853,309
†Hologic, Inc.	14,861	1,203,295
†Lantheus Holdings, Inc.	8,765	735,559
Smith & Nephew PLC ADR	13,260	427,635
Zimmer Biomet Holdings, Inc.	66,361	9,662,162
		25,496,457
Health Care Providers & Services–6.91%
AmerisourceBergen Corp.	19,898	3,828,972
Cardinal Health, Inc.	38,823	3,671,491
†Centene Corp.	43,408	2,927,870
†Henry Schein, Inc.	89,572	7,264,289
Laboratory Corp. of America Holdings	20,488	4,944,369
Quest Diagnostics, Inc.	42,669	5,997,555
†R1 RCM, Inc.	59,690	1,101,281
Universal Health Services, Inc. Class B	35,507	5,601,939
		35,337,766
Health Care REITs–0.86%
Healthpeak Properties, Inc.	218,242	4,386,664
		4,386,664
Hotels, Restaurants & Leisure–1.38%
†Airbnb, Inc. Class A	18,486	2,369,166
†Chipotle Mexican Grill, Inc.	404	864,156
Hilton Worldwide Holdings, Inc.	19,553	2,845,939
Sodexo SA	8,821	971,345
		7,050,606
Household Products–1.06%
Kimberly-Clark Corp.	39,243	5,417,889
		5,417,889
Insurance–5.42%
Aflac, Inc.	61,113	4,265,687
Allstate Corp.	77,103	8,407,311
Hanover Insurance Group, Inc.	26,953	3,046,498
Reinsurance Group of America, Inc.	35,363	4,904,494
†Ryan Specialty Holdings, Inc.	24,331	1,092,219
Willis Towers Watson PLC	25,388	5,978,874
		27,695,083

LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.19%
†Match Group, Inc.	23,238	$ 972,510
		972,510
IT Services–1.23%
Amdocs Ltd.	49,454	4,888,528
†Cloudflare, Inc. Class A	21,154	1,382,837
		6,271,365
Life Sciences Tools & Services–1.94%
Agilent Technologies, Inc.	15,513	1,865,438
†Avantor, Inc.	53,106	1,090,797
Bio-Techne Corp.	20,827	1,700,108
†IQVIA Holdings, Inc.	13,768	3,094,634
†Mettler-Toledo International, Inc.	1,637	2,147,155
		9,898,132
Machinery–2.78%
Cummins, Inc.	10,677	2,617,573
Graco, Inc.	13,986	1,207,691
IMI PLC	88,056	1,836,857
Oshkosh Corp.	83,679	7,245,765
Parker-Hannifin Corp.	3,366	1,312,875
		14,220,761
Media–2.36%
Fox Corp. Class B	146,410	4,669,015
Interpublic Group of Cos., Inc.	91,465	3,528,719
Omnicom Group, Inc.	19,605	1,865,416
†Trade Desk, Inc. Class A	26,135	2,018,145
		12,081,295
Metals & Mining–0.05%
†Capstone Copper Corp.	56,195	254,940
		254,940
Multi-Utilities–1.13%
NorthWestern Corp.	101,882	5,782,822
		5,782,822
Oil, Gas & Consumable Fuels–3.68%
Devon Energy Corp.	56,478	2,730,147
Diamondback Energy, Inc.	21,826	2,867,063
Enterprise Products Partners LP	234,247	6,172,408
EQT Corp.	84,062	3,457,470
Excelerate Energy, Inc. Class A	17,871	363,317
Hess Corp.	23,890	3,247,846
		18,838,251
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–1.25%
Southwest Airlines Co.	176,855	$ 6,403,920
		6,403,920
Professional Services–0.68%
Jacobs Solutions, Inc.	14,331	1,703,813
Paycom Software, Inc.	1,668	535,828
Verisk Analytics, Inc.	5,413	1,223,500
		3,463,141
Residential REITs–0.84%
Essex Property Trust, Inc.	18,350	4,299,405
		4,299,405
Retail REITs–2.02%
Realty Income Corp.	92,120	5,507,855
Regency Centers Corp.	78,229	4,832,205
		10,340,060
Semiconductors & Semiconductor Equipment–1.37%
†Enphase Energy, Inc.	5,313	889,821
Marvell Technology, Inc.	16,273	972,800
Monolithic Power Systems, Inc.	2,832	1,529,931
Teradyne, Inc.	32,283	3,594,067
		6,986,619
Software–2.49%
†Cadence Design Systems, Inc.	9,529	2,234,741
†Datadog, Inc. Class A	14,403	1,416,967
†DocuSign, Inc.	17,101	873,690
†HubSpot, Inc.	4,615	2,455,595
†Manhattan Associates, Inc.	11,368	2,272,236
†Palantir Technologies, Inc. Class A	76,338	1,170,262
†Palo Alto Networks, Inc.	9,116	2,329,229
		12,752,720
Specialized REITs–1.28%
Equinix, Inc.	955	748,663
Public Storage	12,848	3,750,074
VICI Properties, Inc.	30,287	951,920
Weyerhaeuser Co.	33,376	1,118,430
		6,569,087
Specialty Retail–0.48%
†Burlington Stores, Inc.	7,977	1,255,500
†Chewy, Inc. Class A	14,918	588,813
†Five Below, Inc.	3,196	628,142
		2,472,455
Technology Hardware, Storage & Peripherals–0.71%
HP, Inc.	117,518	3,608,978
		3,608,978

LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.36%
†Lululemon Athletica, Inc.	1,665	$ 630,203
†On Holding AG Class A	36,902	1,217,766
		1,847,969
Trading Companies & Distributors–2.03%
†Beacon Roofing Supply, Inc.	34,219	2,839,492
Bunzl PLC	49,457	1,884,709
MSC Industrial Direct Co., Inc. Class A	59,281	5,648,294
		10,372,495
Total Common Stock (Cost $421,905,094)		466,469,611
PREFERRED STOCK–0.68%
Henkel AG & Co. KGaA 2.52%	43,369	3,468,491
Total Preferred Stock (Cost $2,792,201)		3,468,491

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–0.97%
iShares Russell Mid-Cap Value ETF	45,174	$ 4,961,912
Total Exchange-Traded Fund (Cost $4,466,500)		4,961,912
MONEY MARKET FUND–7.04%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	36,023,494	36,023,494
Total Money Market Fund (Cost $36,023,494)		36,023,494

TOTAL INVESTMENTS–99.92% (Cost $465,187,289)	510,923,508
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	397,398
NET ASSETS APPLICABLE TO 37,011,506 SHARES OUTSTANDING–100.00%	$511,320,906
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($20,916 / 1,509 Shares)	$13.862
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($511,299,990 / 37,009,997 Shares)	$13.815
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$428,657,371
Distributable earnings/(accumulated loss)	82,663,535
TOTAL NET ASSETS	$511,320,906

† Non-income producing.
★ Includes $1,491,039 cash collateral held at broker for futures contracts, $73,435 variation margin due from broker on futures contracts, $4,262,720 payable for securities purchased, $43,882 payable for fund shares redeemed, $103,141 other accrued expenses payable and $462,462 due to manager and affiliates as of June 30, 2023.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(135,846)	USD	148,864	9/29/23	$ —	$ (43)
BOA	EUR	(6,091,768)	USD	6,683,748	9/29/23	6,257	—
BOA	GBP	(2,426,772)	USD	3,083,729	9/29/23	1,181	—
BOA	GBP	(283,421)	USD	357,971	9/29/23	—	(2,037)
GSI	CAD	(1,050,305)	USD	798,823	9/29/23	4,874	—
GSI	CAD	(806,815)	USD	609,528	9/29/23	—	(363)
JPMC	EUR	(11,825,820)	USD	12,962,991	9/29/23	120	—
JPMC	EUR	(28,927)	USD	31,580	9/29/23	—	(128)
MSC	EUR	(6,091,768)	USD	6,684,241	9/29/23	6,751	—
Total Foreign Currency Exchange Contracts						$19,183	$(2,571)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
11	British Pound	$ 873,056	$ 868,110	9/18/23	$ 4,946	$ —
10	Euro	1,369,125	1,357,223	9/18/23	11,902	—
12	Japanese Yen	1,051,875	1,083,764	9/18/23	—	(31,889)
					16,848	(31,889)
Equity Contracts:
24	E-mini S&P 500 Index	5,385,900	5,240,254	9/15/23	145,646	—
56	E-mini S&P MidCap 400 Index	14,806,961	14,480,267	9/15/23	326,694	—
30	Euro STOXX 50 Index	1,449,223	1,419,946	9/15/23	29,277	—
9	FTSE 100 Index	861,993	871,518	9/15/23	—	(9,525)
5	Nikkei 225 Index (OSE)	1,149,381	1,105,596	9/7/23	43,785	—
					545,402	(9,525)
Total Futures Contracts					$562,250	$(41,414)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,390,745
Foreign taxes withheld	(112,842)
6,277,903
EXPENSES:
Management fees	1,847,673
Distribution fees-Service Class	862,212
Accounting and administration expenses	75,463
Shareholder servicing fees	71,443
Custodian fees	33,185
Professional fees	26,934
Trustees’ fees and expenses	8,657
Reports and statements to shareholders	7,519
Pricing fees	4,942
Consulting fees	1,802
Other	8,339
2,948,169
Less:
Management fees waived	(12,318)
Total operating expenses	2,935,851
NET INVESTMENT INCOME	3,342,052
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,082,635
Foreign currencies	2,314
Foreign currency exchange contracts	(485,080)
Futures contracts	1,055,829
Net realized gain	8,655,698
Net change in unrealized appreciation (depreciation) of:
Investments	12,798,727
Foreign currencies	607
Foreign currency exchange contracts	165,781
Futures contracts	724,765
Net change in unrealized appreciation (depreciation)	13,689,880
NET REALIZED AND UNREALIZED GAIN	22,345,578
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,687,630
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,342,052	$ 4,845,941
Net realized gain	8,655,698	34,999,395
Net change in unrealized appreciation (depreciation)	13,689,880	(84,571,914)
Net increase (decrease) in net assets resulting from operations	25,687,630	(44,726,578)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,140)
Service Class	—	(52,897,546)
	—	(52,899,686)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	18,199,687	18,457,489
Reinvestment of dividends and distributions:
Standard Class	—	2,140
Service Class	—	52,897,546
	18,199,687	71,357,175
Cost of shares redeemed:
Service Class	(23,180,008)	(77,088,358)
	(23,180,008)	(77,088,358)
Decrease in net assets derived from capital share transactions	(4,980,321)	(5,731,183)
NET INCREASE (DECREASE) IN NET ASSETS	20,707,309	(103,357,447)
NET ASSETS:
Beginning of period	490,613,597	593,971,044
End of period	$511,320,906	$ 490,613,597
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 13.156	$ 15.994	$ 13.667	$ 14.029	$ 11.749	$ 13.801
Income (loss) from investment operations:
Net investment income[4]	0.115	0.186	0.144	0.137	0.199	0.154
Net realized and unrealized gain (loss)	0.591	(1.457)	2.755	0.442	3.034	(1.532)
Total from investment operations	0.706	(1.271)	2.899	0.579	3.233	(1.378)
Less dividends and distributions from:
Net investment income	—	(0.289)	(0.206)	(0.084)	(0.440)	(0.156)
Net realized gain	—	(1.278)	(0.366)	(0.803)	(0.513)	(0.518)
Return of capital	—	—	—	(0.054)	—	—
Total dividends and distributions	—	(1.567)	(0.572)	(0.941)	(0.953)	(0.674)
Net asset value, end of period	$ 13.862	$ 13.156	$ 15.994	$ 13.667	$ 14.029	$ 11.749
Total return[5]	5.36%	(7.40%)	21.22%	5.16%	27.80%	(10.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21	$ 20	$ 21	$ 18	$ 17	$ 13
Ratio of expenses to average net assets[6]	0.84%	0.83%	0.82%	0.87%	0.60%	0.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.85%	0.84%	0.83%	0.87%	0.83%	0.82%
Ratio of net investment income to average net assets	1.71%	1.29%	0.92%	1.09%	1.47%	1.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.70%	1.28%	0.91%	1.09%	1.23%	0.36%
Portfolio turnover	24%	71%	51%	86%	58%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 13.134	$ 15.970	$ 13.649	$ 14.018	$ 11.747	$ 13.796
Income (loss) from investment operations:
Net investment income[4]	0.091	0.134	0.087	0.092	0.151	0.105
Net realized and unrealized gain (loss)	0.590	(1.452)	2.750	0.436	3.030	(1.523)
Total from investment operations	0.681	(1.318)	2.837	0.528	3.181	(1.418)
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.150)	(0.057)	(0.397)	(0.113)
Net realized gain	—	(1.278)	(0.366)	(0.803)	(0.513)	(0.518)
Return of capital	—	—	—	(0.037)	—	—
Total dividends and distributions	—	(1.518)	(0.516)	(0.897)	(0.910)	(0.631)
Net asset value, end of period	$ 13.815	$ 13.134	$ 15.970	$ 13.649	$ 14.018	$ 11.747
Total return[5]	5.19%	(7.73%)	20.79%	4.82%	27.35%	(10.85%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$511,300	$490,594	$593,950	$542,608	$519,933	$ 373,568
Ratio of expenses to average net assets[6]	1.19%	1.18%	1.17%	1.22%	0.95%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.20%	1.19%	1.18%	1.22%	1.18%	1.17%
Ratio of net investment income to average net assets	1.36%	0.94%	0.57%	0.74%	1.12%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.35%	0.93%	0.56%	0.74%	0.89%	0.01%
Portfolio turnover	24%	71%	51%	86%	58%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $321,583 and $321,948 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$20,331
Legal	3,262
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,810 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$306,529
Distribution fees payable to LFD	144,001
Shareholder servicing fees payable to Lincoln Life	11,932
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities purchases of $63,423.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$109,725,227
Sales	116,845,674
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$465,187,289
Aggregate unrealized appreciation of investments and derivatives	$ 70,312,438
Aggregate unrealized depreciation of investments and derivatives	(24,277,554)
Net unrealized appreciation of investments and derivatives	$ 46,034,884
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 11,147,257	$ —	$—	$ 11,147,257
Automobile Components	7,940,002	2,613,717	—	10,553,719
Banks	14,552,905	—	—	14,552,905
Beverages	2,601,277	—	—	2,601,277
Biotechnology	6,070,526	—	—	6,070,526
Broadline Retail	215,332	—	—	215,332
Building Products	1,630,874	4,833,464	—	6,464,338
Capital Markets	30,554,327	—	—	30,554,327
Chemicals	3,867,612	5,320,577	—	9,188,189
Commercial Services & Supplies	3,902,465	—	—	3,902,465
Communications Equipment	8,178,851	—	—	8,178,851
Construction & Engineering	—	4,267,742	—	4,267,742
Consumer Staples Distribution & Retail	6,167,200	7,584,843	—	13,752,043
Containers & Packaging	13,950,079	—	—	13,950,079
Diversified REITs	1,968,361	—	—	1,968,361
Diversified Telecommunication Services	948,117	—	—	948,117
Electric Utilities	22,323,265	—	—	22,323,265
Electrical Equipment	15,673,760	1,536,072	—	17,209,832
Electronic Equipment, Instruments & Components	8,839,416	—	—	8,839,416
Energy Equipment & Services	4,165,629	—	—	4,165,629
Entertainment	5,085,273	—	—	5,085,273
Financial Services	—	966,271	—	966,271
Food Products	14,204,406	—	—	14,204,406
Gas Utilities	8,410,481	—	—	8,410,481
Ground Transportation	4,128,120	—	—	4,128,120
Health Care Equipment & Supplies	25,496,457	—	—	25,496,457
Health Care Providers & Services	35,337,766	—	—	35,337,766
Health Care REITs	4,386,664	—	—	4,386,664
Hotels, Restaurants & Leisure	6,079,261	971,345	—	7,050,606
Household Products	5,417,889	—	—	5,417,889
Insurance	27,695,083	—	—	27,695,083
Interactive Media & Services	972,510	—	—	972,510
IT Services	6,271,365	—	—	6,271,365
Life Sciences Tools & Services	9,898,132	—	—	9,898,132
Machinery	12,383,904	1,836,857	—	14,220,761
Media	12,081,295	—	—	12,081,295
Metals & Mining	254,940	—	—	254,940
Multi-Utilities	5,782,822	—	—	5,782,822
Oil, Gas & Consumable Fuels	18,838,251	—	—	18,838,251
Passenger Airlines	6,403,920	—	—	6,403,920
Professional Services	3,463,141	—	—	3,463,141
Residential REITs	4,299,405	—	—	4,299,405
Retail REITs	10,340,060	—	—	10,340,060
Semiconductors & Semiconductor Equipment	6,986,619	—	—	6,986,619
Software	12,752,720	—	—	12,752,720
Specialized REITs	6,569,087	—	—	6,569,087
Specialty Retail	2,472,455	—	—	2,472,455
Technology Hardware, Storage & Peripherals	3,608,978	—	—	3,608,978
Textiles, Apparel & Luxury Goods	1,847,969	—	—	1,847,969
Trading Companies & Distributors	8,487,786	1,884,709	—	10,372,495
Preferred Stock	—	3,468,491	—	3,468,491
Exchange-Traded Fund	4,961,912	—	—	4,961,912
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 36,023,494	$ —	$—	$ 36,023,494
Total Investments	$475,639,420	$35,284,088	$—	$510,923,508
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$19,183	$—	$ 19,183
Futures Contracts	$562,250	$ —	$—	$562,250
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (2,571)	$—	$ (2,571)
Futures Contracts	$ (41,414)	$ —	$—	$ (41,414)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	—	—
Service Class	1,363,679	1,278,370
Shares reinvested:
Standard Class	—	169
Service Class	—	4,183,822
	1,363,679	5,462,361
Shares redeemed:
Standard Class	—	—
Service Class	(1,707,127)	(5,301,037)
	(1,707,127)	(5,301,037)
Net increase (decrease)	(343,448)	161,324
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 19,183	Receivables and other assets net of liabilities	$ (2,571)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	545,402	Receivables and other assets net of liabilities	(9,525)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	16,848	Receivables and other assets net of liabilities	(31,889)
Total		$581,433		$(43,985)
LVIP American Century Select Mid Cap Managed Volatility Fund-17

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (485,080)	$165,781
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,061,584	762,025
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,755)	(37,260)
Total		$ 570,749	$890,546
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,645,635	$31,480,093
Futures contracts (average notional value)	22,504,717	—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Select Mid Cap Managed Volatility Fund-18

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-19

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Century Select Mid Cap Managed Volatility Fund-20

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP American Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee reimbursements in effect for the LVIP American Global Small Capitalization Fund.
LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Service Class II Shares	$1,000.00	$1,150.10	0.62%	$3.31
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.62%	$3.11
LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Service Class II Shares	$1,000.00	$1,112.10	0.65%	$3.40
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.65%	$3.26
LVIP American Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Service Class II Shares	$1,000.00	$1,246.50	0.60%	$3.34
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01

LVIP American Funds-1

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Service Class II Shares	$1,000.00	$1,145.10	0.60%	$3.19
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.60%	$3.01
LVIP American International Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Service Class II Shares	$1,000.00	$1,121.50	0.62%	$3.26
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.62%	$3.11

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Funds-2

LVIP American Global Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– Global Growth Fund	9,978,432	$ 320,407,453
Total Investment Company (Cost $261,509,061)		320,407,453

TOTAL INVESTMENTS–100.06% (Cost $261,509,061)	320,407,453
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(179,814)
NET ASSETS APPLICABLE TO 13,270,769 SHARES OUTSTANDING–100.00%	$320,227,639
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($320,227,639 / 13,270,769 Shares)	$24.130
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$214,731,352
Distributable earnings/(accumulated loss)	105,496,287
TOTAL NET ASSETS	$320,227,639

✢ Class 1 shares.
★ Includes $9,589 payable for securities purchased, $86,892 payable for fund shares redeemed, $13,182 other accrued expenses payable, $150,354 due to manager and affiliates and $17,576 payable for fund accounting fee as of June 30, 2023.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American Global Small Capitalization Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.09%
Global Equity Fund–100.09%
✢American Funds Insurance Series®– Global Small Capitalization Fund	3,314,771	$ 59,201,810
Total Investment Company (Cost $59,380,969)		59,201,810

TOTAL INVESTMENTS–100.09% (Cost $59,380,969)	59,201,810
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(52,986)
NET ASSETS APPLICABLE TO 4,252,179 SHARES OUTSTANDING–100.00%	$59,148,824
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($59,148,824 / 4,252,179 Shares)	$13.910
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$45,419,166
Distributable earnings/(accumulated loss)	13,729,658
TOTAL NET ASSETS	$59,148,824

✢ Class 1 shares.
★ Includes $3,330 expense reimbursement receivable from Lincoln Financial Investments Corporation, $16,965 payable for fund shares redeemed, $1,775 other accrued expenses payable, $27,881 due to manager and affiliates, $9,452 payable for audit fee and $17,533 payable for fund accounting fee as of June 30, 2023.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	17,797,939	$ 1,600,212,670
Total Investment Company (Cost $1,341,025,016)		1,600,212,670

TOTAL INVESTMENTS–100.05% (Cost $1,341,025,016)	1,600,212,670
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(763,227)
NET ASSETS APPLICABLE TO 56,910,926 SHARES OUTSTANDING–100.00%	$1,599,449,443
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($1,599,449,443 / 56,910,926 Shares)	$28.104
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,133,497,476
Distributable earnings/(accumulated loss)	465,951,967
TOTAL NET ASSETS	$1,599,449,443

✢ Class 1 shares.
★ Includes $1,328,264 payable for fund shares redeemed, $26,773 other accrued expenses payable and $742,818 due to manager and affiliates as of June 30, 2023.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Growth-Income Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	22,686,614	$ 1,235,739,858
Total Investment Company (Cost $1,035,631,131)		1,235,739,858

TOTAL INVESTMENTS–100.05% (Cost $1,035,631,131)	1,235,739,858
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(609,468)
NET ASSETS APPLICABLE TO 48,365,931 SHARES OUTSTANDING–100.00%	$1,235,130,390
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($1,235,130,390 / 48,365,931 Shares)	$25.537
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 897,718,992
Distributable earnings/(accumulated loss)	337,411,398
TOTAL NET ASSETS	$1,235,130,390

✢ Class 1 shares.
★ Includes $345,911 payable for fund shares redeemed, $39,728 other accrued expenses payable and $574,887 due to manager and affiliates as of June 30, 2023.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American International Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	16,465,505	$ 282,877,374
Total Investment Company (Cost $283,435,683)		282,877,374

TOTAL INVESTMENTS–100.06% (Cost $283,435,683)	282,877,374
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(162,737)
NET ASSETS APPLICABLE TO 20,433,333 SHARES OUTSTANDING–100.00%	$282,714,637
NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($282,714,637 / 20,433,333 Shares)	$13.836
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$265,377,466
Distributable earnings/(accumulated loss)	17,337,171
TOTAL NET ASSETS	$282,714,637

✢ Class 1 shares.
★ Includes $48,691 payable for fund shares redeemed, $14,068 other accrued expenses payable, $134,137 due to manager and affiliates and $17,571 payable for fund accounting fee as of June 30, 2023.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$ 869,464	$ 52,900	$ 2,906,267	$ 4,218,277	$ 685,700
EXPENSES:
Distribution fees-Service Class II	845,761	160,624	3,974,811	3,140,961	765,920
Shareholder servicing fees	44,595	8,469	209,581	165,614	40,385
Accounting and administration expenses	32,420	20,372	86,159	72,320	31,034
Professional fees	16,305	13,736	27,523	24,747	16,034
Trustees’ fees and expenses	5,299	1,023	24,092	19,454	4,827
Reports and statements to shareholders	4,163	1,535	10,102	8,485	3,351
Consulting fees	1,253	1,170	1,621	1,536	1,245
Custodian fees	649	252	2,413	1,992	603
Pricing fees	30	30	30	30	30
Other	4,021	1,981	14,259	9,421	3,272
	954,496	209,192	4,350,591	3,444,560	866,701
Less:
Expenses reimbursed	—	(19,364)	—	—	—
Total operating expenses	954,496	189,828	4,350,591	3,444,560	866,701
NET INVESTMENT INCOME (LOSS)	(85,032)	(136,928)	(1,444,324)	773,717	(181,001)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investment companies	645,033	(647,223)	(23,467,604)	(671,836)	(4,268,604)
Distributions from investment companies	23,444,210	709,197	85,336,263	62,159,448	—
Net realized gain (loss)	24,089,243	61,974	61,868,659	61,487,612	(4,268,604)
Net change in unrealized appreciation (depreciation) of:
Investments	19,205,597	6,342,100	260,971,122	95,162,557	36,457,047
NET REALIZED AND UNREALIZED GAIN	43,294,840	6,404,074	322,839,781	156,650,169	32,188,443
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,209,808	$6,267,146	$321,395,457	$157,423,886	$32,007,442
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (85,032)	$ 891,344	$ (136,928)	$ (417,064)	$ (1,444,324)	$ (2,346)
Net realized gain (loss)	24,089,243	30,106,347	61,974	18,827,440	61,868,659	180,702,531
Net change in unrealized appreciation (depreciation)	19,205,597	(143,460,809)	6,342,100	(43,535,933)	260,971,122	(727,656,986)
Net increase (decrease) in net assets resulting from operations	43,209,808	(112,463,118)	6,267,146	(25,125,557)	321,395,457	(546,956,801)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(23,827,456)	—	(7,442,353)	—	(220,913,037)
	—	(23,827,456)	—	(7,442,353)	—	(220,913,037)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	7,660,771	40,906,420	2,379,444	10,275,671	52,366,919	228,791,418
Reinvestment of dividends and distributions:
Service Class II	—	23,827,456	—	7,442,353	—	220,913,037
Cost of shares redeemed:
Service Class II	(27,296,987)	(87,160,605)	(6,903,926)	(10,604,497)	(91,695,546)	(129,221,205)
Increase (decrease) in net assets derived from capital share transactions	(19,636,216)	(22,426,729)	(4,524,482)	7,113,527	(39,328,627)	320,483,250
NET INCREASE (DECREASE) IN NET ASSETS	23,573,592	(158,717,303)	1,742,664	(25,454,383)	282,066,830	(447,386,588)
NET ASSETS:
Beginning of period	296,654,047	455,371,350	57,406,160	82,860,543	1,317,382,613	1,764,769,201
End of period	$320,227,639	$ 296,654,047	$59,148,824	$ 57,406,160	$1,599,449,443	$1,317,382,613
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 773,717	$ 10,763,247	$ (181,001)	$ 4,082,433
Net realized gain (loss)	61,487,612	101,991,789	(4,268,604)	31,816,816
Net change in unrealized appreciation (depreciation)	95,162,557	(336,383,652)	36,457,047	(102,010,400)
Net increase (decrease) in net assets resulting from operations	157,423,886	(223,628,616)	32,007,442	(66,111,151)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(38,903,357)	—	(7,798,204)
	—	(38,903,357)	—	(7,798,204)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	44,735,606	106,708,517	9,000,452	68,089,119
Reinvestment of dividends and distributions:
Service Class II	—	38,903,357	—	7,798,204
Cost of shares redeemed:
Service Class II	(60,114,468)	(120,277,833)	(27,432,422)	(29,194,396)
Increase (decrease) in net assets derived from capital share transactions	(15,378,862)	25,334,041	(18,431,970)	46,692,927
NET INCREASE (DECREASE) IN NET ASSETS	142,045,024	(237,197,932)	13,575,472	(27,216,428)
NET ASSETS:
Beginning of period	1,093,085,366	1,330,283,298	269,139,165	296,355,593
End of period	$1,235,130,390	$1,093,085,366	$282,714,637	$ 269,139,165
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 20.980	$ 30.532	$ 27.014	$ 21.644	$ 17.109	$ 19.410
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.063	(0.005)	(0.006)	0.156	0.075
Net realized and unrealized gain (loss)	3.156	(7.837)	4.345	6.342	5.688	(1.847)
Total from investment operations	3.150	(7.774)	4.340	6.336	5.844	(1.772)
Less dividends and distributions from:
Net investment income	—	(0.129)	—	—	(0.251)	(0.138)
Net realized gain	—	(1.649)	(0.822)	(0.966)	(1.058)	(0.391)
Total dividends and distributions	—	(1.778)	(0.822)	(0.966)	(1.309)	(0.529)
Net asset value, end of period	$ 24.130	$ 20.980	$ 30.532	$ 27.014	$ 21.644	$ 17.109
Total return[3]	15.01%	(25.02%)	16.02%	29.99%	34.78%	(9.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,228	$ 296,654	$455,371	$385,084	$317,207	$224,301
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.61%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	(0.06%) [5]	0.27%	(0.02%)	(0.03%)	0.78%	0.38%
Portfolio turnover	8%	18%	9%	10%	7%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.508	$ 20.466	$ 20.741	$ 17.017	$ 13.740	$ 15.561
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)	(0.098)	(0.143)	(0.073)	(0.041)	(0.050)
Net realized and unrealized gain (loss)	1.433	(6.089)	1.557	4.789	4.247	(1.644)
Total from investment operations	1.402	(6.187)	1.414	4.716	4.206	(1.694)
Less dividends and distributions from:
Net investment income	—	(0.626)	—	—	(0.230)	(0.107)
Net realized gain	—	(1.145)	(1.689)	(0.992)	(0.699)	(0.020)
Total dividends and distributions	—	(1.771)	(1.689)	(0.992)	(0.929)	(0.127)
Net asset value, end of period	$ 13.910	$ 12.508	$ 20.466	$ 20.741	$ 17.017	$ 13.740
Total return[3]	11.21%	(29.85%)	6.29%	29.23%	31.02%	(10.90%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 59,149	$ 57,406	$ 82,861	$ 84,849	$ 76,181	$ 67,877
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.71%	0.67%	0.73%	0.73%	0.71%
Ratio of net investment income (loss) to average net assets	(0.47%) [5]	(0.65%)	(0.65%)	(0.44%)	(0.26%)	(0.31%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [5]	(0.71%)	(0.67%)	(0.52%)	(0.34%)	(0.37%)
Portfolio turnover	2%	12%	9%	13%	9%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 22.546	$ 38.600	$ 32.636	$ 23.030	$ 19.311	$ 20.735
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	— [3]	(0.043)	(0.016)	0.092	0.024
Net realized and unrealized gain (loss)	5.583	(11.593)	7.055	11.488	5.586	0.027
Total from investment operations	5.558	(11.593)	7.012	11.472	5.678	0.051
Less dividends and distributions from:
Net investment income	—	(0.405)	(0.194)	—	(0.379)	(0.082)
Net realized gain	—	(4.056)	(0.854)	(1.866)	(1.580)	(1.393)
Total dividends and distributions	—	(4.461)	(1.048)	(1.866)	(1.959)	(1.475)
Net asset value, end of period	$ 28.104	$ 22.546	$ 38.600	$ 32.636	$ 23.030	$ 19.311
Total return[4]	24.65%	(30.19%)	21.58%	51.55%	30.30%	(0.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,599,449	$1,317,383	$1,764,769	$1,403,276	$999,023	$672,547
Ratio of expenses to average net assets[5]	0.60%	0.60%	0.60%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	(0.20%) [6]	— [7]	(0.12%)	(0.06%)	0.42%	0.11%
Portfolio turnover	5%	5%	6%	9%	3%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-13

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 22.301	$ 27.805	$ 23.052	$ 22.114	$ 18.858	$ 20.367
Income (loss) from investment operations:
Net investment income[2]	0.016	0.224	0.202	0.224	0.305	0.253
Net realized and unrealized gain (loss)	3.220	(4.916)	5.239	2.495	4.471	(0.592)
Total from investment operations	3.236	(4.692)	5.441	2.719	4.776	(0.339)
Less dividends and distributions from:
Net investment income	—	(0.574)	(0.199)	(0.289)	(0.537)	(0.293)
Net realized gain	—	(0.238)	(0.489)	(1.492)	(0.983)	(0.877)
Total dividends and distributions	—	(0.812)	(0.688)	(1.781)	(1.520)	(1.170)
Net asset value, end of period	$ 25.537	$ 22.301	$ 27.805	$ 23.052	$ 22.114	$ 18.858
Total return[3]	14.51%	(16.80%)	23.69%	13.14%	25.70%	(2.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,235,130	$1,093,085	$1,330,283	$1,063,359	$876,618	$593,581
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	0.14% [5]	0.94%	0.78%	1.05%	1.44%	1.20%
Portfolio turnover	3%	7%	6%	5%	2%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-14

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.337	$ 16.103	$ 16.769	$ 15.125	$ 12.886	$ 15.486
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.197	0.362	0.040	0.160	0.222
Net realized and unrealized gain (loss)	1.508	(3.598)	(0.672)	1.947	2.697	(2.304)
Total from investment operations	1.499	(3.401)	(0.310)	1.987	2.857	(2.082)
Less dividends and distributions from:
Net investment income	—	(0.315)	(0.355)	(0.037)	(0.190)	(0.390)
Net realized gain	—	(0.050)	(0.001)	(0.306)	(0.428)	(0.128)
Total dividends and distributions	—	(0.365)	(0.356)	(0.343)	(0.618)	(0.518)
Net asset value, end of period	$ 13.836	$ 12.337	$ 16.103	$ 16.769	$ 15.125	$ 12.886
Total return[3]	12.15%	(21.07%)	(1.84%)	13.57%	22.44%	(13.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,715	$ 269,139	$296,356	$294,834	$266,077	$ 214,325
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.64%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	(0.13%) [5]	1.49%	2.11%	0.29%	1.11%	1.47%
Portfolio turnover	1%	7%	7%	8%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2023, no advisory fees were charged to the Funds.
LFI has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly.This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2023	2024	2025	Total
LVIP American Global Small Capitalization Fund	$54,773	$17,875	$35,787	$ 108,435
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$12,625	$2,411	$58,209	$46,465	$11,454
Legal	2,026	387	9,341	7,456	1,838
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds-17

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$2,237	$558	$3,930	$3,418	$1,535
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable due from LFI	$ —	$ 3,330	$ —	$ —	$ —
Distribution fees payable to LFD	142,365	26,485	705,613	546,093	127,418
Printing and mailing fees payable to Lincoln Life	482	—	—	—	—
Shareholder servicing fees payable to Lincoln Life	7,507	1,396	37,205	28,794	6,719
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$27,283,239	$1,262,668	$112,797,128	$86,479,744	$ 3,175,380
Sales	23,557,800	5,215,702	68,159,410	38,888,101	21,789,006
LVIP American Funds-18

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$261,509,061	$59,380,969	$1,341,025,016	$1,035,631,131	$283,435,683
Aggregate unrealized appreciation of investments	$ 58,898,392	$ —	$ 259,187,654	$ 200,108,727	$ —
Aggregate unrealized depreciation of investments	—	(179,159)	—	—	(558,309)
Net Unrealized Appreciation (Depreciation) of investments	$ 58,898,392	$ (179,159)	$ 259,187,654	$ 200,108,727	$ (558,309)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Investment Companies	$320,407,453	$59,201,810	$1,600,212,670	$1,235,739,858	$282,877,374
There were no Level 3 investments at the beginning or end of the period.
LVIP American Funds-19

LVIP American Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Service Class II	332,694	1,676,581	178,362	645,432	2,092,787	7,720,594
Shares reinvested:
Service Class II	—	1,214,410	—	601,488	—	9,514,996
	332,694	2,890,991	178,362	1,246,920	2,092,787	17,235,590
Shares redeemed:
Service Class II	(1,202,103)	(3,665,440)	(515,680)	(706,173)	(3,613,789)	(4,522,906)
Net increase (decrease)	(869,409)	(774,449)	(337,318)	540,747	(1,521,002)	12,712,684

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Service Class II	1,893,046	4,410,904	671,107	5,016,764
Shares reinvested:
Service Class II	—	1,774,548	—	643,282
	1,893,046	6,185,452	671,107	5,660,046
Shares redeemed:
Service Class II	(2,541,137)	(5,014,910)	(2,053,246)	(2,248,349)
Net increase (decrease)	(648,091)	1,170,542	(1,382,139)	3,411,697
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Funds-20

LVIP American Funds
Notes to Financial Statements (continued)
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-21

LVIP American Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Funds-22

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP American Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
LVIP American Global Balanced Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,058.30	0.31%	$1.58
Service Class Shares	1,000.00	1,056.30	0.66%	3.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,021.50	0.66%	3.31
LVIP American Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,072.10	0.30%	$1.54
Service Class Shares	1,000.00	1,070.20	0.65%	3.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP American Global Balanced Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.85%
Asset Allocation Fund	14.51%
Equity Funds	29.84%
Fixed Income Funds	43.61%
Global Equity Fund	4.09%
International Equity Funds	5.04%
Money Market Fund	2.76%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP American Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.85%
Asset Allocation Fund	10.51%
Equity Funds	39.47%
Fixed Income Funds	25.45%
Global Equity Fund	7.41%
International Equity Funds	14.17%
Money Market Fund	2.84%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Asset Allocation Fund–14.51%
✧American Funds®– Capital Income Builder	2,875,119	$ 184,870,169
		184,870,169
Equity Funds–29.84%
✧American Funds®-
American Mutual Fund	2,390,654	118,767,684
Growth Fund of America	2,090,349	127,532,218
Investment Company of America	2,823,441	133,859,335
		380,159,237
Fixed Income Funds–43.61%
✧American Funds®-
Bond Fund of America	36,219,551	410,729,710
Capital World Bond Fund	1,489,495	24,010,653
High-Income Trust	1,616,115	14,787,455
Inflation Linked Bond Fund	4,874,436	44,357,365
Intermediate Bond Fund of America	5,020,019	61,846,634
		555,731,817
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–4.09%
✧American Funds®– Smallcap World Fund	799,034	$ 52,144,926
		52,144,926
International Equity Funds–5.04%
✧American Funds®-
EuroPacific Growth Fund	792,811	43,469,821
New World Fund	279,047	20,741,593
		64,211,414
Money Market Fund–2.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	35,161,421	35,161,421
		35,161,421
Total Investment Companies (Cost $1,288,825,684)		1,272,278,984

TOTAL INVESTMENTS–99.85% (Cost $1,288,825,684)	1,272,278,984
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,970,349
NET ASSETS APPLICABLE TO 118,167,478 SHARES OUTSTANDING–100.00%	$1,274,249,333
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($6,549,248 / 606,137 Shares)	$10.805
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,267,700,085 / 117,561,341 Shares)	$10.783
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,185,170,003
Distributable earnings/(accumulated loss)	89,079,330
TOTAL NET ASSETS	$1,274,249,333

✧ Class R-6 shares.
★ Includes $1,926,100 cash collateral held at broker for futures contracts, $359,545 variation margin due from broker on futures contracts, $1,697,078 payable for securities purchased, $499,660 payable for fund shares redeemed, $57,609 other accrued expenses payable and $655,787 due to manager and affiliates as of June 30, 2023.
LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	Australian Dollar	$ 400,680	$ 406,253	9/18/23	$ —	$ (5,573)
16	British Pound	1,269,900	1,258,963	9/18/23	10,937	—
22	Euro	3,012,075	2,987,068	9/18/23	25,007	—
15	Japanese Yen	1,314,844	1,365,012	9/18/23	—	(50,168)
1	Swedish Krona	186,060	186,511	9/18/23	—	(451)
					35,944	(56,192)
Equity Contracts:
34	E-mini MSCI Emerging Markets Index	1,696,430	1,714,615	9/15/23	—	(18,185)
9	E-mini Russell 2000 Index	856,665	852,767	9/15/23	3,898	—
98	E-mini S&P 500 Index	21,992,425	21,294,531	9/15/23	697,894	—
9	E-mini S&P MidCap 400 Index	2,379,690	2,318,082	9/15/23	61,608	—
68	Euro STOXX 50 Index	3,284,906	3,231,154	9/15/23	53,752	—
14	FTSE 100 Index	1,340,878	1,349,243	9/15/23	—	(8,365)
9	OMXS 30 Index	193,283	193,685	7/21/23	—	(402)
4	SPI 200 Index	477,030	471,637	9/21/23	5,393	—
9	TOPIX Index	1,427,076	1,381,553	9/7/23	45,523	—
					868,068	(26,952)
Total Futures Contracts					$904,012	$(83,144)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Asset Allocation Fund–10.51%
✧American Funds®– Capital Income Builder	4,092,136	$ 263,124,317
		263,124,317
Equity Funds–39.47%
✧American Funds®-
American Mutual Fund	5,657,313	281,055,333
Growth Fund of America	4,946,119	301,762,702
Investment Company of America	8,552,674	405,482,288
		988,300,323
Fixed Income Funds–25.45%
✧American Funds®-
Bond Fund of America	40,741,846	462,012,532
High-Income Trust	2,613,736	23,915,680
Inflation Linked Bond Fund	7,745,011	70,479,601
Intermediate Bond Fund of America	6,557,067	80,783,065
		637,190,878
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–7.41%
✧American Funds®– Smallcap World Fund	2,844,443	$ 185,628,362
		185,628,362
International Equity Funds–14.17%
✧American Funds®-
EuroPacific Growth Fund	4,477,529	245,502,886
New World Fund	1,469,464	109,225,284
		354,728,170
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	70,962,126	70,962,126
		70,962,126
Total Investment Companies (Cost $2,529,799,045)		2,499,934,176

TOTAL INVESTMENTS–99.85% (Cost $2,529,799,045)	2,499,934,176
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	3,795,959
NET ASSETS APPLICABLE TO 213,768,380 SHARES OUTSTANDING–100.00%	$2,503,730,135
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($954,843 / 81,355 Shares)	$11.737
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,502,775,292 / 213,687,025 Shares)	$11.712
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,158,906,849
Distributable earnings/(accumulated loss)	344,823,286
TOTAL NET ASSETS	$2,503,730,135

✧ Class R-6 shares.
★ Includes $4,477,486 cash collateral held at broker for futures contracts, $810,268 variation margin due from broker on futures contracts, $1,985,254 payable for securities purchased, $1,261,405 payable for fund shares redeemed, $70,177 other accrued expenses payable and $1,286,089 due to manager and affiliates as of June 30, 2023.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
17	Australian Dollar	$ 1,135,259	$ 1,151,219	9/18/23	$ —	$ (15,960)
38	British Pound	3,016,013	2,990,037	9/18/23	25,976	—
50	Euro	6,845,625	6,788,790	9/18/23	56,835	—
37	Japanese Yen	3,243,281	3,366,983	9/18/23	—	(123,702)
3	Swedish Krona	558,180	559,533	9/18/23	—	(1,353)
					82,811	(141,015)
Equity Contracts:
129	E-mini MSCI Emerging Markets Index	6,436,455	6,505,467	9/15/23	—	(69,012)
25	E-mini Russell 2000 Index	2,379,625	2,368,864	9/15/23	10,761	—
205	E-mini S&P 500 Index	46,004,562	44,544,491	9/15/23	1,460,071	—
25	E-mini S&P MidCap 400 Index	6,610,250	6,439,464	9/15/23	170,786	—
168	Euro STOXX 50 Index	8,115,650	7,982,852	9/15/23	132,798	—
34	FTSE 100 Index	3,256,418	3,276,734	9/15/23	—	(20,316)
23	OMXS 30 Index	493,946	494,973	7/21/23	—	(1,027)
11	SPI 200 Index	1,311,833	1,296,818	9/21/23	15,015	—
24	TOPIX Index	3,805,536	3,684,142	9/7/23	121,394	—
					1,910,825	(90,355)
Total Futures Contracts					$1,993,636	$(231,370)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$ 15,573,430	$ 24,143,462
EXPENSES:
Distribution fees-Service Class	2,218,630	4,343,280
Management fees	1,592,577	3,103,491
Shareholder servicing fees	184,739	360,005
Accounting and administration expenses	91,546	150,575
Professional fees	31,051	43,609
Trustees’ fees and expenses	22,653	44,186
Custodian fees	10,659	22,185
Reports and statements to shareholders	9,604	15,442
Consulting fees	2,084	2,521
Pricing fees	818	806
Other	17,210	31,529
Total operating expenses	4,181,571	8,117,629
NET INVESTMENT INCOME	11,391,859	16,025,833
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(20,110,435)	(41,307,154)
Foreign currencies	7,883	53,438
Futures contracts	(3,856,973)	(31,272,598)
Net realized loss	(23,959,525)	(72,526,314)
Net change in unrealized appreciation (depreciation) of:
Investments	82,116,036	227,222,242
Foreign currencies	(13,992)	(62,972)
Futures contracts	896,987	(934,862)
Net change in unrealized appreciation (depreciation)	82,999,031	226,224,408
NET REALIZED AND UNREALIZED GAIN	59,039,506	153,698,094
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 70,431,365	$169,723,927
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 11,391,859	$ 25,147,520	$ 16,025,833	$ 35,401,817
Net realized gain (loss)	(23,959,525)	136,635,981	(72,526,314)	471,513,493
Net change in unrealized appreciation (depreciation)	82,999,031	(422,828,475)	226,224,408	(1,120,636,857)
Net increase (decrease) in net assets resulting from operations	70,431,365	(261,044,974)	169,723,927	(613,721,547)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(468,139)	—	(65,841)
Service Class	—	(101,635,649)	—	(177,542,090)
	—	(102,103,788)	—	(177,607,931)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	876,343	3,482,586	5,531	6,672
Service Class	11,333,603	21,109,730	8,204,879	30,221,342
Reinvestment of dividends and distributions:
Standard Class	—	468,139	—	65,841
Service Class	—	101,635,649	—	177,542,090
	12,209,946	126,696,104	8,210,410	207,835,945
Cost of shares redeemed:
Standard Class	(437,056)	(444,313)	(16,415)	(24,180)
Service Class	(88,567,808)	(188,037,999)	(170,523,211)	(338,993,243)
	(89,004,864)	(188,482,312)	(170,539,626)	(339,017,423)
Decrease in net assets derived from capital share transactions	(76,794,918)	(61,786,208)	(162,329,216)	(131,181,478)
NET INCREASE (DECREASE) IN NET ASSETS	(6,363,553)	(424,934,970)	7,394,711	(922,510,956)
NET ASSETS:
Beginning of period	1,280,612,886	1,705,547,856	2,496,335,424	3,418,846,380
End of period	$1,274,249,333	$1,280,612,886	$2,503,730,135	$ 2,496,335,424
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.210	$ 13.150	$ 12.362	$ 11.761	$ 11.010	$ 11.817
Income (loss) from investment operations:
Net investment income[2]	0.112	0.240	0.183	0.200	0.247	0.224
Net realized and unrealized gain (loss)	0.483	(2.289)	0.973	0.959	1.522	(0.578)
Total from investment operations	0.595	(2.049)	1.156	1.159	1.769	(0.354)
Less dividends and distributions from:
Net investment income	—	(0.248)	(0.368)	(0.225)	(0.295)	(0.234)
Net realized gain	—	(0.643)	—	(0.333)	(0.723)	(0.219)
Total dividends and distributions	—	(0.891)	(0.368)	(0.558)	(1.018)	(0.453)
Net asset value, end of period	$ 10.805	$ 10.210	$ 13.150	$ 12.362	$ 11.761	$ 11.010
Total return[3]	5.83%	(15.53%)	9.36%	10.10%	16.35%	(3.06%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,549	$ 5,759	$ 3,623	$ 1,272	$ 450	$ 414
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.29%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	2.13% [5]	2.10%	1.40%	1.70%	2.10%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.13% [5]	2.10%	1.39%	1.69%	2.10%	1.90%
Portfolio turnover	11%	88%	12%	19%	9%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.208	$ 13.143	$ 12.355	$ 11.758	$ 11.009	$ 11.812
Income (loss) from investment operations:
Net investment income[2]	0.093	0.202	0.136	0.158	0.206	0.182
Net realized and unrealized gain (loss)	0.482	(2.287)	0.972	0.955	1.519	(0.575)
Total from investment operations	0.575	(2.085)	1.108	1.113	1.725	(0.393)
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.320)	(0.183)	(0.253)	(0.191)
Net realized gain	—	(0.643)	—	(0.333)	(0.723)	(0.219)
Total dividends and distributions	—	(0.850)	(0.320)	(0.516)	(0.976)	(0.410)
Net asset value, end of period	$ 10.783	$ 10.208	$ 13.143	$ 12.355	$ 11.758	$ 11.009
Total return[3]	5.63%	(15.82%)	8.97%	9.70%	15.95%	(3.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,267,700	$1,274,854	$1,701,925	$1,741,094	$1,770,529	$1,709,482
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.64%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	1.78% [5]	1.75%	1.05%	1.35%	1.75%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78% [5]	1.75%	1.04%	1.34%	1.75%	1.55%
Portfolio turnover	11%	88%	12%	19%	9%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.948	$ 14.421	$ 13.250	$ 12.374	$ 11.692	$ 12.594
Income (loss) from investment operations:
Net investment income[2]	0.092	0.198	0.177	0.154	0.214	0.179
Net realized and unrealized gain (loss)	0.697	(2.821)	1.303	1.168	1.756	(0.666)
Total from investment operations	0.789	(2.623)	1.480	1.322	1.970	(0.487)
Less dividends and distributions from:
Net investment income	—	(0.186)	(0.309)	(0.189)	(0.249)	(0.196)
Net realized gain	—	(0.664)	—	(0.257)	(1.039)	(0.219)
Total dividends and distributions	—	(0.850)	(0.309)	(0.446)	(1.288)	(0.415)
Net asset value, end of period	$ 11.737	$ 10.948	$ 14.421	$ 13.250	$ 12.374	$ 11.692
Total return[3]	7.21%	(18.13%)	11.17%	10.89%	17.37%	(3.96%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 955	$ 901	$ 1,120	$ 1,033	$ 979	$ 856
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.29%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.64% [5]	1.62%	1.25%	1.25%	1.73%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.64% [5]	1.62%	1.24%	1.25%	1.73%	1.43%
Portfolio turnover	9%	89%	13%	22%	10%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.944	$ 14.413	$ 13.242	$ 12.369	$ 11.691	$ 12.589
Income (loss) from investment operations:
Net investment income[2]	0.072	0.155	0.127	0.111	0.171	0.137
Net realized and unrealized gain (loss)	0.696	(2.818)	1.300	1.163	1.752	(0.666)
Total from investment operations	0.768	(2.663)	1.427	1.274	1.923	(0.529)
Less dividends and distributions from:
Net investment income	—	(0.142)	(0.256)	(0.144)	(0.206)	(0.150)
Net realized gain	—	(0.664)	—	(0.257)	(1.039)	(0.219)
Total dividends and distributions	—	(0.806)	(0.256)	(0.401)	(1.245)	(0.369)
Net asset value, end of period	$ 11.712	$ 10.944	$ 14.413	$ 13.242	$ 12.369	$ 11.691
Total return[3]	7.02%	(18.42%)	10.78%	10.51%	16.96%	(4.30%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,502,775	$2,495,434	$3,417,726	$3,462,302	$3,506,751	$3,345,158
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.64%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.29% [5]	1.27%	0.90%	0.90%	1.38%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29% [5]	1.27%	0.89%	0.90%	1.38%	1.08%
Portfolio turnover	9%	89%	13%	22%	10%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$52,769	$102,776
Legal	8,466	16,488
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,457	$4,177
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$261,186	$511,272
Distribution fees payable to LFD	363,761	715,509
Printing and mailing fees payable to Lincoln Life	542	—
Shareholder servicing fees payable to Lincoln Life	30,298	59,308
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$141,612,791	$228,786,081
Sales	205,233,395	378,701,756
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,288,825,684	$2,529,799,045
Aggregate unrealized appreciation of investments and derivatives	$ 79,057,373	$ 151,120,395
Aggregate unrealized depreciation of investments and derivatives	(94,783,205)	(179,222,998)
Net unrealized depreciation of investments and derivatives	$ (15,725,832)	$ (28,102,603)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,272,278,984	$2,499,934,176
Derivatives:
Assets:
Futures Contracts	$ 904,012	$ 1,993,636
Derivatives:
Liabilities:
Futures Contracts	$ (83,144)	$ (231,370)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	83,333	282,966	490	558
Service Class	1,071,952	1,856,927	726,355	2,413,182
Shares reinvested:
Standard Class	—	45,401	—	5,998
Service Class	—	9,872,296	—	16,209,687
	1,155,285	12,057,590	726,845	18,629,425
Shares redeemed:
Standard Class	(41,195)	(39,879)	(1,462)	(1,921)
Service Class	(8,403,511)	(16,327,094)	(15,053,799)	(27,742,415)
	(8,444,706)	(16,366,973)	(15,055,261)	(27,744,336)
Net decrease	(7,289,421)	(4,309,383)	(14,328,416)	(9,114,911)
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$868,068	Receivables and other assets net of liabilities	$(26,952)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	35,944	Receivables and other assets net of liabilities	(56,192)
Total		$904,012		$(83,144)
LVIP American Global Allocation Managed Risk Funds-17

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,209,394)	$704,939
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(647,579)	192,048
Total		$(3,856,973)	$896,987
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,910,825	Receivables and other assets net of liabilities	$ (90,355)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	82,811	Receivables and other assets net of liabilities	(141,015)
Total		$1,993,636		$(231,370)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(27,605,191)	$(1,691,682)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,667,407)	756,820
Total		$(31,272,598)	$ (934,862)
LVIP American Global Allocation Managed Risk Funds-18

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$31,881,270	$14,118,077
LVIP American Global Growth Allocation Managed Risk Fund	64,532,038	77,988,432
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-19

LVIP American Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Global Allocation Managed Risk Funds-20

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP American Preservation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,007.80	0.24%	$1.19
Service Class Shares	1,000.00	1,006.10	0.59%	2.93
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,021.90	0.59%	2.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies. In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund-1

LVIP American Preservation Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.00%
Fixed Income Funds	95.90%
Money Market Fund	4.10%
Total Investments	100.00%
Liabilities Net of Receivables and Other Assets	(0.00%)
Total Net Assets	100.00%
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.00%
Fixed Income Funds–95.90%
✧American Funds®-
Bond Fund of America	5,715,409	$ 64,812,736
Inflation Linked Bond Fund	3,507,944	31,922,294
Intermediate Bond Fund of America	14,596,848	179,833,173
Mortgage Fund	4,348,777	38,704,114
Short Term Bond Fund of America	27,676,267	259,603,383
U.S. Government Securities Fund	3,708,945	44,878,238
		619,753,938
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.10%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 4.89%)	26,490,146	$ 26,490,146
		26,490,146
Total Investment Companies (Cost $699,013,523)		646,244,084

TOTAL INVESTMENTS–100.00% (Cost $699,013,523)	646,244,084
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.00%)	(21,028)
NET ASSETS APPLICABLE TO 70,519,320 SHARES OUTSTANDING–100.00%	$646,223,056
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($304,566 / 33,183 Shares)	$9.178
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($645,918,490 / 70,486,137 Shares)	$9.164
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$705,715,338
Distributable earnings/(accumulated loss)	(59,492,282)
TOTAL NET ASSETS	$646,223,056

✧ Class R-6 shares.
★ Includes $2,031,912 payable for securities purchased, $137,472 payable for fund shares redeemed, $43,084 other accrued expenses payable, $300,439 due to manager and affiliates and $117,150 due to custodian as of June 30, 2023.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$10,968,210
EXPENSES:
Distribution fees-Service Class	1,163,605
Management fees	831,530
Shareholder servicing fees	96,457
Accounting and administration expenses	53,128
Professional fees	21,849
Trustees’ fees and expenses	11,891
Custodian fees	6,835
Reports and statements to shareholders	5,848
Consulting fees	1,388
Pricing fees	216
Other	6,084
2,198,831
Less:
Management fees waived	(232,828)
Total operating expenses	1,966,003
NET INVESTMENT INCOME	9,002,207
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,777,716)
Net change in unrealized appreciation (depreciation) of investments	122,480
NET REALIZED AND UNREALIZED LOSS	(4,655,236)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,346,971
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 9,002,207	$ 12,392,961
Net realized loss	(4,777,716)	(4,790,659)
Net change in unrealized appreciation (depreciation)	122,480	(60,749,531)
Net increase (decrease) in net assets resulting from operations	4,346,971	(53,147,229)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,474)
Service Class	—	(14,121,923)
Return of capital:
Standard Class	—	(60)
Service Class	—	(134,451)
	—	(14,263,908)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,988	50,899
Service Class	41,649,723	115,208,382
Reinvestment of dividends and distributions:
Standard Class	—	7,534
Service Class	—	14,256,374
	41,653,711	129,523,189
Cost of shares redeemed:
Standard Class	(7,295)	(75,024)
Service Class	(78,314,221)	(163,185,868)
	(78,321,516)	(163,260,892)
Decrease in net assets derived from capital share transactions	(36,667,805)	(33,737,703)
NET DECREASE IN NET ASSETS	(32,320,834)	(101,148,840)
NET ASSETS:
Beginning of period	678,543,890	779,692,730
End of period	$646,223,056	$ 678,543,890
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.107	$ 10.001	$ 10.316	$ 9.904	$ 9.699	$ 9.798
Income (loss) from investment operations:
Net investment income[2]	0.140	0.198	0.091	0.158	0.215	0.189
Net realized and unrealized gain (loss)	(0.069)	(0.863)	(0.144)	0.418	0.213	(0.106)
Total from investment operations	0.071	(0.665)	(0.053)	0.576	0.428	0.083
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.262)	(0.164)	(0.223)	(0.182)
Net realized gain	—	(0.023)	—	—	—	—
Return of capital	—	(0.002)	—	—	—	—
Total dividends and distributions	—	(0.229)	(0.262)	(0.164)	(0.223)	(0.182)
Net asset value, end of period	$ 9.178	$ 9.107	$ 10.001	$ 10.316	$ 9.904	$ 9.699
Total return[3]	0.78%	(6.65%)	(0.52%)	5.82%	4.41%	0.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 305	$ 305	$ 352	$ 672	$ 222	$ 187
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.20%	0.21%	0.21%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	3.06% [5]	2.08%	0.89%	1.53%	2.16%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.99% [5]	2.01%	0.79%	1.43%	2.06%	1.84%
Portfolio turnover	4%	45%	15%	13%	22%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.108	$ 10.000	$ 10.314	$ 9.906	$ 9.700	$ 9.798
Income (loss) from investment operations:
Net investment income[2]	0.124	0.164	0.055	0.121	0.180	0.155
Net realized and unrealized gain (loss)	(0.068)	(0.862)	(0.143)	0.417	0.214	(0.106)
Total from investment operations	0.056	(0.698)	(0.088)	0.538	0.394	0.049
Less dividends and distributions from:
Net investment income	—	(0.169)	(0.226)	(0.130)	(0.188)	(0.147)
Net realized gain	—	(0.023)	—	—	—	—
Return of capital	—	(0.002)	—	—	—	—
Total dividends and distributions	—	(0.194)	(0.226)	(0.130)	(0.188)	(0.147)
Net asset value, end of period	$ 9.164	$ 9.108	$ 10.000	$ 10.314	$ 9.906	$ 9.700
Total return[3]	0.61%	(6.97%)	(0.86%)	5.44%	4.06%	0.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$645,918	$678,238	$779,341	$802,996	$675,087	$662,105
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.55%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.71% [5]	1.73%	0.54%	1.18%	1.81%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64% [5]	1.66%	0.44%	1.08%	1.71%	1.49%
Portfolio turnover	4%	45%	15%	13%	22%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
 The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$27,641
Legal	4,435
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,348 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$ 96,771
Distribution fees payable to LFD	188,077
Shareholder servicing fees payable to Lincoln Life	15,591
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$26,543,825
Sales	53,870,331
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$699,013,523
Aggregate unrealized appreciation of investments	$ —
Aggregate unrealized depreciation of investments	(52,769,439)
Net unrealized depreciation of investments	$ (52,769,439)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
LVIP American Preservation Fund-8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$646,244,084	$—	$—	$646,244,084
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	432	5,380
Service Class	4,502,899	12,025,640
Shares reinvested:
Standard Class	—	825
Service Class	—	1,561,620
	4,503,331	13,593,465
Shares redeemed:
Standard Class	(788)	(7,837)
Service Class	(8,479,283)	(17,055,458)
	(8,480,071)	(17,063,295)
Net decrease	(3,976,740)	(3,469,830)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
LVIP American Preservation Fund-9

LVIP American Preservation Fund
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-10

LVIP American Preservation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Preservation Fund-11

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Baron Growth Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,137.10	0.90%	$4.77
Service Class Shares	1,000.00	1,135.70	1.15%	6.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.30	0.90%	$4.51
Service Class Shares	1,000.00	1,019.10	1.15%	5.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.02%
Building Products	2.08%
Capital Markets	15.25%
Diversified Consumer Services	1.55%
Diversified REITs	0.06%
Diversified Telecommunication Services	4.26%
Electronic Equipment, Instruments & Components	0.48%
Health Care Equipment & Supplies	6.77%
Hotels, Restaurants & Leisure	18.28%
Insurance	16.96%
IT Services	6.95%
Life Sciences Tools & Services	7.57%
Machinery	0.16%
Office REITs	1.22%
Pharmaceuticals	0.66%
Professional Services	0.88%
Real Estate Management & Development	6.51%
Software	6.70%
Specialized REITs	2.68%
Money Market Fund	0.97%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Kinsale Capital Group, Inc.	7.01%
Gartner, Inc.	6.95%
MSCI, Inc.	6.65%
CoStar Group, Inc.	6.51%
Vail Resorts, Inc.	6.33%
Arch Capital Group Ltd.	5.97%
IDEXX Laboratories, Inc.	4.70%
ANSYS, Inc.	4.55%
Iridium Communications, Inc.	4.26%
Choice Hotels International, Inc.	4.11%
Total	57.04%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.02%
Building Products–2.08%
†Trex Co., Inc.	273,000	$ 17,897,880
		17,897,880
Capital Markets–15.25%
Carlyle Group, Inc.	207,000	6,613,650
Cohen & Steers, Inc.	191,000	11,076,090
FactSet Research Systems, Inc.	50,900	20,393,085
Houlihan Lokey, Inc.	145,904	14,343,822
Moelis & Co. Class A	113,400	5,141,556
Morningstar, Inc.	83,580	16,387,531
MSCI, Inc.	122,000	57,253,380
		131,209,114
Diversified Consumer Services–1.55%
†Bright Horizons Family Solutions, Inc.	144,497	13,358,748
		13,358,748
Diversified REITs–0.06%
American Assets Trust, Inc.	28,500	547,200
		547,200
Diversified Telecommunication Services–4.26%
Iridium Communications, Inc.	590,000	36,650,800
		36,650,800
Electronic Equipment, Instruments & Components–0.48%
Littelfuse, Inc.	14,200	4,136,602
		4,136,602
Health Care Equipment & Supplies–6.77%
†Figs, Inc. Class A	1,070,000	8,848,900
†IDEXX Laboratories, Inc.	80,500	40,429,515
†Neogen Corp.	413,817	9,000,520
		58,278,935
Hotels, Restaurants & Leisure–18.28%
Boyd Gaming Corp.	148,800	10,322,256
Choice Hotels International, Inc.	301,000	35,373,520
Krispy Kreme, Inc.	501,908	7,393,105
Marriott Vacations Worldwide Corp.	163,730	20,092,946
†Penn Entertainment, Inc.	654,040	15,716,581
Red Rock Resorts, Inc. Class A	296,000	13,846,880
Vail Resorts, Inc.	216,500	54,506,040
		157,251,328
Insurance–16.96%
†Arch Capital Group Ltd.	686,000	51,347,100
Kinsale Capital Group, Inc.	161,150	60,302,330
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Primerica, Inc.	173,494	$ 34,310,173
		145,959,603
IT Services–6.95%
†Gartner, Inc.	170,770	59,822,439
		59,822,439
Life Sciences Tools & Services–7.57%
Bio-Techne Corp.	332,000	27,101,160
†Mettler-Toledo International, Inc.	10,900	14,296,876
West Pharmaceutical Services, Inc.	62,000	23,713,140
		65,111,176
Machinery–0.16%
Marel HF	428,518	1,342,009
		1,342,009
Office REITs–1.22%
Alexandria Real Estate Equities, Inc.	57,000	6,468,930
Douglas Emmett, Inc.	319,050	4,010,458
		10,479,388
Pharmaceuticals–0.66%
Dechra Pharmaceuticals PLC	121,518	5,690,501
		5,690,501
Professional Services–0.88%
SS&C Technologies Holdings, Inc.	125,000	7,575,000
		7,575,000
Real Estate Management & Development–6.51%
†CoStar Group, Inc.	629,000	55,981,000
		55,981,000
Software–6.70%
†Altair Engineering, Inc. Class A	72,000	5,460,480
†ANSYS, Inc.	118,500	39,136,995
†Clearwater Analytics Holdings, Inc. Class A	220,000	3,491,400
†Guidewire Software, Inc.	126,000	9,586,080
		57,674,955
Specialized REITs–2.68%
Gaming & Leisure Properties, Inc.	476,657	23,098,798
		23,098,798
Total Common Stock (Cost $172,758,128)		852,065,476

LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.97%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	8,316,416	$ 8,316,416
Total Money Market Fund (Cost $8,316,416)		8,316,416

TOTAL INVESTMENTS–99.99% (Cost $181,074,544)	860,381,892
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	76,756
NET ASSETS APPLICABLE TO 12,163,720 SHARES OUTSTANDING–100.00%	$860,458,648
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($68,292,981 / 924,325 Shares)	$73.884
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($792,165,667 / 11,239,395 Shares)	$70.481
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$170,524,443
Distributable earnings/(accumulated loss)	689,934,205
TOTAL NET ASSETS	$860,458,648

† Non-income producing.
★ Includes $174,460 payable for fund shares redeemed, $65,405 other accrued expenses payable and $749,181 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,276,459
Foreign taxes withheld	(2,086)
4,274,373
EXPENSES:
Management fees	4,086,004
Distribution fees-Service Class	941,662
Shareholder servicing fees	118,494
Accounting and administration expenses	85,204
Professional fees	26,102
Trustees’ fees and expenses	13,901
Reports and statements to shareholders	10,447
Pricing fees	2,972
Custodian fees	2,031
Consulting fees	1,427
Other	11,893
5,300,137
Less:
Management fees waived	(696,591)
Total operating expenses	4,603,546
NET INVESTMENT LOSS	(329,173)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,300,649)
Foreign currencies	2,230
Net realized loss	(1,298,419)
Net change in unrealized appreciation (depreciation) of investments	105,280,302
NET REALIZED AND UNREALIZED GAIN	103,981,883
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,652,710
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (329,173)	$ (1,503,810)
Net realized gain (loss)	(1,298,419)	12,773,297
Net change in unrealized appreciation (depreciation)	105,280,302	(281,908,187)
Net increase (decrease) in net assets resulting from operations	103,652,710	(270,638,700)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,705,655)
Service Class	—	(56,472,484)
	—	(61,178,139)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,538,919	14,146,885
Service Class	42,909,721	104,176,474
Reinvestment of dividends and distributions:
Standard Class	—	4,705,655
Service Class	—	56,472,484
	47,448,640	179,501,498
Cost of shares redeemed:
Standard Class	(4,155,078)	(12,789,273)
Service Class	(55,771,218)	(113,451,551)
	(59,926,296)	(126,240,824)
Increase (decrease) in net assets derived from capital share transactions	(12,477,656)	53,260,674
NET INCREASE (DECREASE) IN NET ASSETS	91,175,054	(278,556,165)
NET ASSETS:
Beginning of period	769,283,594	1,047,839,759
End of period	$860,458,648	$ 769,283,594
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 64.976	$ 95.264	$ 81.827	$ 62.157	$ 46.700	$ 50.365
Income (loss) from investment operations:
Net investment income (loss)[2]	0.052	0.033	(0.255)	(0.198)	0.050	0.012
Net realized and unrealized gain (loss)	8.856	(24.952)	15.744	21.270	17.014	(1.427)
Total from investment operations	8.908	(24.919)	15.489	21.072	17.064	(1.415)
Less dividends and distributions from:
Net realized gain	—	(5.369)	(2.052)	(1.402)	(1.607)	(2.250)
Total dividends and distributions	—	(5.369)	(2.052)	(1.402)	(1.607)	(2.250)
Net asset value, end of period	$ 73.884	$ 64.976	$ 95.264	$ 81.827	$ 62.157	$ 46.700
Total return[3]	13.71%	(25.64%)	19.02%	34.41%	36.72%	(3.70%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 68,293	$ 59,697	$ 78,495	$ 69,487	$ 71,190	$ 50,558
Ratio of expenses to average net assets	0.90%	0.92%	0.89%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.06%	1.07%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	0.15%	0.04%	(0.28%)	(0.32%)	0.08%	0.02%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.02%)	(0.11%)	(0.45%)	(0.46%)	(0.06%)	(0.13%)
Portfolio turnover	1%	3%	2%	1%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 62.061	$ 91.567	$ 78.916	$ 60.140	$ 45.337	$ 49.069
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.033)	(0.141)	(0.460)	(0.347)	(0.090)	(0.118)
Net realized and unrealized gain (loss)	8.453	(23.996)	15.163	20.525	16.500	(1.364)
Total from investment operations	8.420	(24.137)	14.703	20.178	16.410	(1.482)
Less dividends and distributions from:
Net realized gain	—	(5.369)	(2.052)	(1.402)	(1.607)	(2.250)
Total dividends and distributions	—	(5.369)	(2.052)	(1.402)	(1.607)	(2.250)
Net asset value, end of period	$ 70.481	$ 62.061	$ 91.567	$ 78.916	$ 60.140	$ 45.337
Total return[3]	13.57%	(25.83%)	18.72%	34.08%	36.38%	(3.93%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$792,166	$ 709,587	$969,345	$867,155	$710,636	$540,704
Ratio of expenses to average net assets	1.15%	1.17%	1.14%	1.18%	1.18%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.31%	1.32%	1.32%	1.33%
Ratio of net investment (loss) to average net assets	(0.10%)	(0.21%)	(0.53%)	(0.57%)	(0.17%)	(0.23%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.27%)	(0.36%)	(0.70%)	(0.71%)	(0.31%)	(0.38%)
Portfolio turnover	1%	3%	2%	1%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. Effective January 1, 2023, the waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to January 1, 2023, the waiver amount was 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.93% of the average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$33,433
Legal	5,364
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,490 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LFI	$570,523
Distribution fees payable to LFD	158,671
Shareholder servicing fees payable to Lincoln Life	19,987
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 5,666,603
Sales	23,009,833
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$181,074,544
Aggregate unrealized appreciation of investments	$682,465,896
Aggregate unrealized depreciation of investments	(3,158,547)
Net unrealized appreciation of investments	$679,307,349
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Baron Growth Opportunities Fund-10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Building Products	$ 17,897,880	$ —	$—	$ 17,897,880
Capital Markets	131,209,114	—	—	131,209,114
Diversified Consumer Services	13,358,748	—	—	13,358,748
Diversified REITs	547,200	—	—	547,200
Diversified Telecommunication Services	36,650,800	—	—	36,650,800
Electronic Equipment, Instruments & Components	4,136,602	—	—	4,136,602
Health Care Equipment & Supplies	58,278,935	—	—	58,278,935
Hotels, Restaurants & Leisure	157,251,328	—	—	157,251,328
Insurance	145,959,603	—	—	145,959,603
IT Services	59,822,439	—	—	59,822,439
Life Sciences Tools & Services	65,111,176	—	—	65,111,176
Machinery	1,342,009	—	—	1,342,009
Office REITs	10,479,388	—	—	10,479,388
Pharmaceuticals	—	5,690,501	—	5,690,501
Professional Services	7,575,000	—	—	7,575,000
Real Estate Management & Development	55,981,000	—	—	55,981,000
Software	57,674,955	—	—	57,674,955
Specialized REITs	23,098,798	—	—	23,098,798
Money Market Fund	8,316,416	—	—	8,316,416
Total Investments	$854,691,391	$5,690,501	$—	$860,381,892
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	64,420	193,650
Service Class	636,805	1,499,866
Shares reinvested:
Standard Class	—	79,040
Service Class	—	992,452
	701,225	2,765,008
Shares redeemed:
Standard Class	(58,844)	(177,908)
Service Class	(831,181)	(1,644,753)
	(890,025)	(1,822,661)
Net increase (decrease)	(188,800)	942,347
LVIP Baron Growth Opportunities Fund-11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Baron Growth Opportunities Fund-12

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-13

LVIP Baron Growth Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Baron Growth Opportunities Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Dividend Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,034.30	0.65%	$3.28
Service Class Shares	1,000.00	1,033.00	0.90%	4.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.65%	$3.26
Service Class Shares	1,000.00	1,020.30	0.90%	4.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	91.66%
Aerospace & Defense	2.16%
Automobile Components	0.30%
Automobiles	1.98%
Banks	9.47%
Beverages	0.93%
Biotechnology	0.27%
Broadline Retail	0.08%
Capital Markets	2.75%
Chemicals	1.07%
Communications Equipment	1.54%
Consumer Staples Distribution & Retail	1.69%
Containers & Packaging	1.96%
Distributors	0.17%
Diversified Consumer Services	0.14%
Diversified Telecommunication Services	2.11%
Electric Utilities	4.96%
Electrical Equipment	0.20%
Entertainment	0.36%
Financial Services	2.87%
Food Products	2.35%
Gas Utilities	0.41%
Ground Transportation	0.36%
Health Care Equipment & Supplies	5.33%
Health Care Providers & Services	6.18%
Hotels, Restaurants & Leisure	0.31%
Household Durables	2.11%
Household Products	0.32%
Industrial Conglomerates	0.30%
Insurance	6.42%
Interactive Media & Services	0.48%
IT Services	2.27%
Machinery	0.83%
Media	2.40%
Metals & Mining	0.28%
Multi-Utilities	3.48%
Oil, Gas & Consumable Fuels	7.15%
Personal Care Products	1.47%
Pharmaceuticals	4.35%
Professional Services	2.95%
Semiconductors & Semiconductor Equipment	0.35%
Software	1.50%
Specialty Retail	0.39%
Technology Hardware, Storage & Peripherals	1.59%
Textiles, Apparel & Luxury Goods	0.36%
Tobacco	1.96%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	0.43%
Wireless Telecommunication Services	0.32%
Money Market Fund	8.03%
Total Investments	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Wells Fargo & Co.	2.16%
Laboratory Corp. of America Holdings	2.13%
Cognizant Technology Solutions Corp. Class A	1.85%
Baxter International, Inc.	1.82%
Citigroup, Inc.	1.79%
Kraft Heinz Co.	1.69%
American International Group, Inc.	1.65%
Medtronic PLC	1.64%
Shell PLC	1.61%
Cisco Systems, Inc.	1.54%
Total	17.88%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.66%
Aerospace & Defense–2.16%
L3Harris Technologies, Inc.	128,291	$ 25,115,529
Lockheed Martin Corp.	7,154	3,293,559
Raytheon Technologies Corp.	96,694	9,472,144
		37,881,232
Automobile Components–0.30%
Lear Corp.	36,585	5,251,777
		5,251,777
Automobiles–1.98%
Ford Motor Co.	513,096	7,763,143
General Motors Co.	700,161	26,998,208
		34,761,351
Banks–9.47%
Bank of America Corp.	116,280	3,336,073
Citigroup, Inc.	682,674	31,430,311
Citizens Financial Group, Inc.	437,685	11,414,825
Comerica, Inc.	69,143	2,928,897
Fifth Third Bancorp	145,432	3,811,773
First Citizens BancShares, Inc. Class A	19,058	24,459,990
First Horizon Corp.	152,919	1,723,397
FNB Corp.	185,641	2,123,733
Huntington Bancshares, Inc.	378,101	4,075,929
JPMorgan Chase & Co.	137,416	19,985,783
KeyCorp	349,484	3,229,232
New York Community Bancorp, Inc.	364,778	4,100,105
Regions Financial Corp.	211,241	3,764,315
Truist Financial Corp.	136,476	4,142,047
U.S. Bancorp	118,763	3,923,929
United Bankshares, Inc.	71,727	2,128,140
Valley National Bancorp	226,721	1,757,088
Wells Fargo & Co.	889,093	37,946,489
		166,282,056
Beverages–0.93%
Coca-Cola Co.	69,334	4,175,294
Constellation Brands, Inc. Class A	49,265	12,125,594
		16,300,888
Biotechnology–0.27%
Gilead Sciences, Inc.	62,450	4,813,022
		4,813,022
Broadline Retail–0.08%
Kohl's Corp.	61,220	1,411,121
		1,411,121
Capital Markets–2.75%
Carlyle Group, Inc.	268,788	8,587,776
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Charles Schwab Corp.	51,995	$ 2,947,077
Federated Hermes, Inc.	42,252	1,514,734
Franklin Resources, Inc.	148,185	3,958,021
Intercontinental Exchange, Inc.	58,373	6,600,819
Invesco Ltd.	234,478	3,941,575
Janus Henderson Group PLC	68,567	1,868,451
Lazard Ltd. Class A	57,383	1,836,256
Raymond James Financial, Inc.	107,304	11,134,936
T Rowe Price Group, Inc.	51,892	5,812,942
		48,202,587
Chemicals–1.07%
Chemours Co.	76,437	2,819,761
Huntsman Corp.	93,928	2,537,935
LyondellBasell Industries NV Class A	71,103	6,529,388
PPG Industries, Inc.	46,248	6,858,578
		18,745,662
Communications Equipment–1.54%
Cisco Systems, Inc.	523,275	27,074,248
		27,074,248
Consumer Staples Distribution & Retail–1.69%
Dollar General Corp.	139,837	23,741,526
Walgreens Boots Alliance, Inc.	210,413	5,994,666
		29,736,192
Containers & Packaging–1.96%
International Paper Co.	178,222	5,669,242
Packaging Corp. of America	35,580	4,702,253
Sealed Air Corp.	434,012	17,360,480
Sonoco Products Co.	50,076	2,955,485
Westrock Co.	128,802	3,744,274
		34,431,734
Distributors–0.17%
Genuine Parts Co.	17,164	2,904,664
		2,904,664
Diversified Consumer Services–0.14%
H&R Block, Inc.	78,091	2,488,760
		2,488,760
Diversified Telecommunication Services–2.11%
AT&T, Inc.	939,737	14,988,805
Verizon Communications, Inc.	591,049	21,981,112
		36,969,917
Electric Utilities–4.96%
Alliant Energy Corp.	92,182	4,837,712
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	137,960	$ 11,616,232
Edison International	87,463	6,074,305
Entergy Corp.	54,046	5,262,459
Eversource Energy	64,455	4,571,149
Exelon Corp.	297,651	12,126,302
FirstEnergy Corp.	133,374	5,185,581
IDACORP, Inc.	26,010	2,668,626
NextEra Energy, Inc.	47,376	3,515,299
NRG Energy, Inc.	112,527	4,207,385
OGE Energy Corp.	102,586	3,683,863
†PG&E Corp.	585,097	10,110,476
Pinnacle West Capital Corp.	54,480	4,437,941
PPL Corp.	176,581	4,672,333
Xcel Energy, Inc.	67,419	4,191,439
		87,161,102
Electrical Equipment–0.20%
Emerson Electric Co.	39,353	3,557,118
		3,557,118
Entertainment–0.36%
†Activision Blizzard, Inc.	75,032	6,325,198
		6,325,198
Financial Services–2.87%
Apollo Global Management, Inc.	71,460	5,488,843
Equitable Holdings, Inc.	169,303	4,598,269
Fidelity National Information Services, Inc.	436,854	23,895,914
Visa, Inc. Class A	60,547	14,378,701
Western Union Co.	166,727	1,955,708
		50,317,435
Food Products–2.35%
Conagra Brands, Inc.	136,111	4,589,663
General Mills, Inc.	46,048	3,531,882
Kraft Heinz Co.	833,539	29,590,634
Mondelez International, Inc. Class A	48,687	3,551,230
		41,263,409
Gas Utilities–0.41%
New Jersey Resources Corp.	48,407	2,284,811
Southwest Gas Holdings, Inc.	31,519	2,006,184
UGI Corp.	107,470	2,898,466
		7,189,461
Ground Transportation–0.36%
Union Pacific Corp.	31,027	6,348,745
		6,348,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–5.33%
Baxter International, Inc.	700,437	$ 31,911,910
†Koninklijke Philips NV	733,095	15,884,443
Medtronic PLC	326,935	28,802,973
Zimmer Biomet Holdings, Inc.	116,695	16,990,792
		93,590,118
Health Care Providers & Services–6.18%
AmerisourceBergen Corp.	33,765	6,497,399
Cardinal Health, Inc.	235,731	22,293,081
Cigna Group	61,576	17,278,226
Elevance Health, Inc.	38,770	17,225,123
Humana, Inc.	17,481	7,816,279
Laboratory Corp. of America Holdings	155,224	37,460,208
		108,570,316
Hotels, Restaurants & Leisure–0.31%
McDonald's Corp.	11,668	3,481,848
Wendy's Co.	88,329	1,921,156
		5,403,004
Household Durables–2.11%
Garmin Ltd.	40,779	4,252,842
Leggett & Platt, Inc.	70,982	2,102,487
Newell Brands, Inc.	727,281	6,327,344
Panasonic Holdings Corp.	1,064,100	13,047,912
Sony Group Corp.	78,700	7,104,262
Whirlpool Corp.	27,804	4,136,957
		36,971,804
Household Products–0.32%
Kimberly-Clark Corp.	41,051	5,667,501
		5,667,501
Industrial Conglomerates–0.30%
Siemens AG	31,820	5,304,422
		5,304,422
Insurance–6.42%
Allstate Corp.	65,763	7,170,797
American International Group, Inc.	504,596	29,034,454
Cincinnati Financial Corp.	28,516	2,775,177
Fidelity National Financial, Inc.	500,523	18,018,828
First American Financial Corp.	21,994	1,254,098
MetLife, Inc.	55,675	3,147,308
Old Republic International Corp.	149,513	3,763,242
Principal Financial Group, Inc.	46,340	3,514,426
Prudential Financial, Inc.	70,998	6,263,444

LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Prudential PLC	731,164	$ 10,326,511
Unum Group	90,477	4,315,753
Willis Towers Watson PLC	98,435	23,181,442
		112,765,480
Interactive Media & Services–0.48%
†Alphabet, Inc. Class A	70,995	8,498,101
		8,498,101
IT Services–2.27%
Cognizant Technology Solutions Corp. Class A	498,509	32,542,668
International Business Machines Corp.	54,015	7,227,747
		39,770,415
Machinery–0.83%
Fortive Corp.	46,169	3,452,056
Komatsu Ltd.	379,200	10,256,606
Pentair PLC	14,096	910,601
		14,619,263
Media–2.40%
Comcast Corp. Class A	544,532	22,625,304
Fox Corp. Class A	291,031	9,895,054
Interpublic Group of Cos., Inc.	134,193	5,177,166
Omnicom Group, Inc.	46,172	4,393,266
		42,090,790
Metals & Mining–0.28%
Newmont Corp.	117,007	4,991,519
		4,991,519
Multi-Utilities–3.48%
Avista Corp.	35,406	1,390,393
Black Hills Corp.	33,418	2,013,769
CenterPoint Energy, Inc.	130,723	3,810,575
CMS Energy Corp.	74,685	4,387,744
Dominion Energy, Inc.	117,567	6,088,795
DTE Energy Co.	43,345	4,768,817
NiSource, Inc.	178,378	4,878,638
NorthWestern Corp.	29,701	1,685,829
Public Service Enterprise Group, Inc.	243,831	15,266,259
Sempra Energy	83,798	12,200,151
WEC Energy Group, Inc.	52,826	4,661,366
		61,152,336
Oil, Gas & Consumable Fuels–7.15%
BP PLC	4,265,203	24,833,607
Chevron Corp.	31,090	4,892,011
ConocoPhillips	73,431	7,608,186
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	927,398	$ 24,436,937
EQT Corp.	224,792	9,245,695
Exxon Mobil Corp.	40,430	4,336,118
Hess Corp.	58,702	7,980,537
Marathon Petroleum Corp.	25,626	2,987,992
ONEOK, Inc.	117,307	7,240,188
Shell PLC	945,817	28,215,295
Valero Energy Corp.	31,339	3,676,065
		125,452,631
Personal Care Products–1.47%
Unilever PLC	494,256	25,765,565
		25,765,565
Pharmaceuticals–4.35%
AstraZeneca PLC	77,254	11,074,685
Bayer AG	305,783	16,926,629
Eli Lilly & Co.	17,421	8,170,101
Merck & Co., Inc.	33,980	3,920,952
Novo Nordisk AS ADR	45,620	7,382,685
Pfizer, Inc.	136,126	4,993,102
Sanofi	221,706	23,867,927
		76,336,081
Professional Services–2.95%
Leidos Holdings, Inc.	261,222	23,112,922
Robert Half International, Inc.	41,445	3,117,493
SS&C Technologies Holdings, Inc.	420,653	25,491,572
		51,721,987
Semiconductors & Semiconductor Equipment–0.35%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	60,961	6,152,184
		6,152,184
Software–1.50%
Microsoft Corp.	77,192	26,286,964
		26,286,964
Specialty Retail–0.39%
Ross Stores, Inc.	60,844	6,822,438
		6,822,438
Technology Hardware, Storage & Peripherals–1.59%
HP, Inc.	170,165	5,225,767
Samsung Electronics Co. Ltd. GDR	12,310	17,064,390
Seagate Technology Holdings PLC	91,984	5,691,050
		27,981,207

LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.36%
Ralph Lauren Corp.	51,028	$ 6,291,752
		6,291,752
Tobacco–1.96%
Altria Group, Inc.	233,319	10,569,351
British American Tobacco PLC ADR	508,606	16,885,719
Philip Morris International, Inc.	70,464	6,878,696
		34,333,766
Trading Companies & Distributors–0.43%
MSC Industrial Direct Co., Inc. Class A	23,627	2,251,181
Watsco, Inc.	14,003	5,341,724
		7,592,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.32%
Rogers Communications, Inc. Class B	123,247	$ 5,622,984
		5,622,984
Total Common Stock (Cost $1,393,371,382)		1,609,173,212

MONEY MARKET FUND–8.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	141,096,771	141,096,771
Total Money Market Fund (Cost $141,096,771)		141,096,771

TOTAL INVESTMENTS–99.69% (Cost $1,534,468,153)	1,750,269,983
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	5,372,071
NET ASSETS APPLICABLE TO 82,743,250 SHARES OUTSTANDING–100.00%	$1,755,642,054
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($286,286,944 / 13,439,154 Shares)	$21.302
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,469,355,110 / 69,304,096 Shares)	$21.202
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,380,143,109
Distributable earnings/(accumulated loss)	375,498,945
TOTAL NET ASSETS	$1,755,642,054

† Non-income producing.
★ Includes $5,297,351 cash collateral held at broker for futures contracts, $838,128 variation margin due from broker on futures contracts, $3,784,669 payable for securities purchased, $935,922 payable for fund shares redeemed, $185,499 other accrued expenses payable and $1,149,503 due to manager and affiliates as of June 30, 2023.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
45	British Pound	$ 3,571,594	$ 3,542,744	9/18/23	$ 28,850	$ —
43	Euro	5,887,238	5,818,648	9/18/23	68,590	—
46	Japanese Yen	4,032,187	4,193,603	9/18/23	—	(161,416)
					97,440	(161,416)
Equity Contracts:
12	Dow Jones U.S. Real Estate Index	404,280	399,338	9/15/23	4,942	—
19	E-mini MSCI Emerging Markets Index	948,005	950,335	9/15/23	—	(2,330)
10	E-mini Russell 2000 Index	951,850	950,823	9/15/23	1,027	—
203	E-mini S&P 500 Index	45,555,737	44,145,232	9/15/23	1,410,505	—
88	E-mini S&P MidCap 400 Index	23,268,080	22,719,107	9/15/23	548,973	—
128	Euro STOXX 50 Index	6,183,352	6,042,992	9/15/23	140,360	—
38	FTSE 100 Index	3,639,526	3,687,594	9/15/23	—	(48,068)
19	Nikkei 225 Index (OSE)	4,367,650	4,116,209	9/7/23	251,441	—
					2,357,248	(50,398)
Total Futures Contracts					$2,454,688	$(211,814)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 28,535,754
Foreign taxes withheld	(393,705)
28,142,049
EXPENSES:
Management fees	6,164,340
Distribution fees-Service Class	1,802,210
Shareholder servicing fees	250,244
Accounting and administration expenses	191,667
Index fees	71,304
Professional fees	62,442
Trustees’ fees and expenses	30,538
Custodian fees	26,885
Reports and statements to shareholders	19,153
Pricing fees	5,173
Consulting fees	2,244
Other	18,284
8,644,484
Less:
Management fees waived	(1,250,484)
Total operating expenses	7,394,000
NET INVESTMENT INCOME	20,748,049
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	48,035,654
Foreign currencies	35,342
Futures contracts	255,930
Net realized gain	48,326,926
Net change in unrealized appreciation (depreciation) of:
Investments	(13,556,728)
Foreign currencies	10,594
Futures contracts	2,271,228
Net change in unrealized appreciation (depreciation)	(11,274,906)
NET REALIZED AND UNREALIZED GAIN	37,052,020
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 57,800,069
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 20,748,049	$ 32,663,446
Net realized gain	48,326,926	139,767,773
Net change in unrealized appreciation (depreciation)	(11,274,906)	(218,283,057)
Net increase (decrease) in net assets resulting from operations	57,800,069	(45,851,838)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(34,977,684)
Service Class	—	(175,159,801)
	—	(210,137,485)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,501,919	12,886,726
Service Class	48,373,824	105,852,633
Reinvestment of dividends and distributions:
Standard Class	—	34,977,684
Service Class	—	175,159,801
	57,875,743	328,876,844
Cost of shares redeemed:
Standard Class	(18,972,969)	(40,332,405)
Service Class	(80,067,777)	(255,748,946)
	(99,040,746)	(296,081,351)
Increase (decrease) in net assets derived from capital share transactions	(41,165,003)	32,795,493
NET INCREASE (DECREASE) IN NET ASSETS	16,635,066	(223,193,830)
NET ASSETS:
Beginning of period	1,739,006,988	1,962,200,818
End of period	$1,755,642,054	$1,739,006,988
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 20.596	$ 24.007	$ 20.691	$ 20.923	$ 18.789	$ 20.918
Income (loss) from investment operations:
Net investment income[3]	0.271	0.461	0.407	0.425	0.442	0.451
Net realized and unrealized gain (loss)	0.435	(1.130)	4.367	(0.203)	2.992	(2.107)
Total from investment operations	0.706	(0.669)	4.774	0.222	3.434	(1.656)
Less dividends and distributions from:
Net investment income	—	(0.501)	(0.510)	(0.409)	(0.381)	(0.473)
Net realized gain	—	(2.241)	(0.948)	(0.045)	(0.919)	—
Total dividends and distributions	—	(2.742)	(1.458)	(0.454)	(1.300)	(0.473)
Net asset value, end of period	$ 21.302	$ 20.596	$ 24.007	$ 20.691	$ 20.923	$ 18.789
Total return[4]	3.43%	(2.28%)	23.07%	1.12%	18.59%	(7.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,287	$286,139	$320,848	$288,674	$305,230	$279,810
Ratio of expenses to average net assets	0.65%	0.64%	0.64%	0.66%	0.67%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.78%	0.80%	0.80%	0.81%
Ratio of net investment income to average net assets	2.61%	2.02%	1.70%	2.26%	2.20%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.47%	1.87%	1.56%	2.12%	2.07%	2.02%
Portfolio turnover	22%	40%	37%	48%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 20.524	$ 23.935	$ 20.634	$ 20.871	$ 18.759	$ 20.881
Income (loss) from investment operations:
Net investment income[3]	0.244	0.402	0.345	0.376	0.391	0.397
Net realized and unrealized gain (loss)	0.434	(1.126)	4.352	(0.206)	2.982	(2.097)
Total from investment operations	0.678	(0.724)	4.697	0.170	3.373	(1.700)
Less dividends and distributions from:
Net investment income	—	(0.446)	(0.448)	(0.362)	(0.342)	(0.422)
Net realized gain	—	(2.241)	(0.948)	(0.045)	(0.919)	—
Total dividends and distributions	—	(2.687)	(1.396)	(0.407)	(1.261)	(0.422)
Net asset value, end of period	$ 21.202	$ 20.524	$ 23.935	$ 20.634	$ 20.871	$ 18.759
Total return[4]	3.30%	(2.53%)	22.76%	0.87%	18.30%	(8.14%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,469,355	$1,452,868	$1,641,353	$1,524,745	$1,471,966	$910,794
Ratio of expenses to average net assets	0.90%	0.89%	0.89%	0.91%	0.92%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.03%	1.05%	1.05%	1.06%
Ratio of net investment income to average net assets	2.36%	1.77%	1.45%	2.01%	1.95%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.22%	1.62%	1.31%	1.87%	1.82%	1.77%
Portfolio turnover	22%	40%	37%	48%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $613 and $691 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.675% of the average daily net assets for the Standard Class and 0.925% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$71,440
Legal	11,461
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,518 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$810,369
Distribution fees payable to LFD	297,876
Shareholder servicing fees payable to Lincoln Life	41,258
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$352,799,881
Sales	368,667,574
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,534,468,153
Aggregate unrealized appreciation of investments and derivatives	$ 297,493,251
Aggregate unrealized depreciation of investments and derivatives	(79,448,547)
Net unrealized appreciation of investments and derivatives	$ 218,044,704
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 37,881,232	$ —	$—	$ 37,881,232
Automobile Components	5,251,777	—	—	5,251,777
Automobiles	34,761,351	—	—	34,761,351
Banks	166,282,056	—	—	166,282,056
Beverages	16,300,888	—	—	16,300,888
Biotechnology	4,813,022	—	—	4,813,022
Broadline Retail	1,411,121	—	—	1,411,121
Capital Markets	48,202,587	—	—	48,202,587
Chemicals	18,745,662	—	—	18,745,662
Communications Equipment	27,074,248	—	—	27,074,248
Consumer Staples Distribution & Retail	29,736,192	—	—	29,736,192
Containers & Packaging	34,431,734	—	—	34,431,734
Distributors	2,904,664	—	—	2,904,664
Diversified Consumer Services	2,488,760	—	—	2,488,760
Diversified Telecommunication Services	36,969,917	—	—	36,969,917
Electric Utilities	87,161,102	—	—	87,161,102
Electrical Equipment	3,557,118	—	—	3,557,118
Entertainment	6,325,198	—	—	6,325,198
Financial Services	50,317,435	—	—	50,317,435
Food Products	41,263,409	—	—	41,263,409
Gas Utilities	7,189,461	—	—	7,189,461
Ground Transportation	6,348,745	—	—	6,348,745
Health Care Equipment & Supplies	77,705,675	15,884,443	—	93,590,118
Health Care Providers & Services	108,570,316	—	—	108,570,316
Hotels, Restaurants & Leisure	5,403,004	—	—	5,403,004
Household Durables	16,819,630	20,152,174	—	36,971,804
Household Products	5,667,501	—	—	5,667,501
Industrial Conglomerates	—	5,304,422	—	5,304,422
Insurance	102,438,969	10,326,511	—	112,765,480
Interactive Media & Services	8,498,101	—	—	8,498,101
IT Services	39,770,415	—	—	39,770,415
Machinery	4,362,657	10,256,606	—	14,619,263
Media	42,090,790	—	—	42,090,790
Metals & Mining	4,991,519	—	—	4,991,519
Multi-Utilities	61,152,336	—	—	61,152,336
Oil, Gas & Consumable Fuels	72,403,729	53,048,902	—	125,452,631
Personal Care Products	25,765,565	—	—	25,765,565
Pharmaceuticals	24,466,840	51,869,241	—	76,336,081
Professional Services	51,721,987	—	—	51,721,987
Semiconductors & Semiconductor Equipment	6,152,184	—	—	6,152,184
Software	26,286,964	—	—	26,286,964
Specialty Retail	6,822,438	—	—	6,822,438
Technology Hardware, Storage & Peripherals	10,916,817	17,064,390	—	27,981,207
Textiles, Apparel & Luxury Goods	6,291,752	—	—	6,291,752
Tobacco	34,333,766	—	—	34,333,766
Trading Companies & Distributors	7,592,905	—	—	7,592,905
Wireless Telecommunication Services	5,622,984	—	—	5,622,984
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 141,096,771	$ —	$—	$ 141,096,771
Total Investments	$1,566,363,294	$183,906,689	$—	$1,750,269,983
Derivatives:

Assets:
Futures Contracts	$2,454,688	$—	$—	$2,454,688
Liabilities:
Futures Contracts	$ (211,814)	$—	$—	$ (211,814)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	460,099	570,386
Service Class	2,348,956	4,594,943
Shares reinvested:
Standard Class	—	1,727,443
Service Class	—	8,694,335
	2,809,055	15,587,107
Shares redeemed:
Standard Class	(913,721)	(1,769,697)
Service Class	(3,833,272)	(11,076,615)
	(4,746,993)	(12,846,312)
Net increase (decrease)	(1,937,938)	2,740,795
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP BlackRock Dividend Value Managed Volatility Fund-15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$2,357,248	Receivables and other assets net of liabilities	$ (50,398)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	97,440	Receivables and other assets net of liabilities	(161,416)
Total		$2,454,688		$(211,814)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 701,737	$2,334,581
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(445,807)	(63,353)
Total		$ 255,930	$2,271,228
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$69,582,125	$227,598
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Dividend Value Managed Volatility Fund-16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-17

LVIP BlackRock Dividend Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Dividend Value Managed Volatility Fund-18

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Global Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,076.90	0.71%	$3.66
Service Class Shares	1,000.00	1,075.60	0.96%	4.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Security Type/Country Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	56.12%
Australia	0.14%
Belgium	0.03%
Brazil	0.12%
Canada	1.43%
China	0.96%
Denmark	0.25%
Finland	0.04%
France	3.10%
Germany	2.06%
Greenland	0.01%
Hong Kong	0.34%
India	0.06%
Indonesia	0.01%
Ireland	0.08%
Israel	0.27%
Italy	0.41%
Japan	3.64%
Jordan	0.00%
Mexico	0.09%
Netherlands	1.68%
Norway	0.06%
Peru	0.03%
Republic of Korea	0.38%
Russia	0.00%
Saudi Arabia	0.02%
Singapore	0.07%
South Africa	0.03%
Spain	0.54%
Sweden	0.23%
Switzerland	2.32%
Taiwan	0.47%
United Arab Emirates	0.00%
United Kingdom	3.10%
United States	34.15%
Convertible Preferred Stocks	0.46%
Preferred Stocks	1.08%
Warrants	0.00%
Convertible Bonds	0.05%
Agency Collateralized Mortgage Obligation	0.01%
Agency Commercial Mortgage-Backed Securities	0.03%
Agency Mortgage-Backed Securities	4.16%
Corporate Bonds	8.62%
Loan Agreements	2.29%
Non-Agency Asset-Backed Securities	0.70%
Non-Agency Collateralized Mortgage Obligations	0.50%
Security Type/Country	Percentage of Net Assets
Non-Agency Commercial Mortgage-Backed Securities	2.08%
Sovereign Bonds	6.79%
U.S. Treasury Obligations	4.92%
Exchange-Traded Funds	2.48%
Money Market Fund	9.94%
Short-Term Investments	2.60%
Options Purchased	0.37%
Total Investments	103.20%
Common Stocks Sold Short	(0.07)%
Options Written	(0.35)%
Liabilities Net of Receivables and Other Assets	(2.78)%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	2.50%
Apple, Inc.	2.02%
Alphabet, Inc. Class C	1.50%
Amazon.com, Inc.	1.16%
Nestle SA	0.83%
UnitedHealth Group, Inc.	0.83%
Marsh & McLennan Cos., Inc.	0.79%
ASML Holding NV	0.75%
Mastercard, Inc. Class A	0.68%
Enbridge, Inc.	0.67%
Total	11.73%
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–56.12%
Australia–0.14%
AGL Energy Ltd.	70,653	$ 510,274
Aurizon Holdings Ltd.	52,937	138,494
BHP Group Ltd.	30,767	924,916
CSL Ltd.	1,089	201,660
Endeavour Group Ltd.	50,901	214,226
Medibank Pvt Ltd.	94,426	221,804
Metcash Ltd.	53,421	134,102
Origin Energy Ltd.	44,945	252,616
†Qantas Airways Ltd.	36,607	151,704
=†πQuintis Australia Pty. Ltd.	3,249,491	0
South32 Ltd.	83,554	210,355
		2,960,151
Belgium–0.03%
KBC Group NV	9,431	658,291
		658,291
Brazil–0.12%
Ambev SA	323,440	1,041,612
Cielo SA	139,110	132,771
†Embraer SA	79,599	308,375
Engie Brasil Energia SA	5,982	57,131
JBS S/A	55,699	203,686
Lojas Renner SA	44,259	185,422
Petroreconcavo S/A	22,108	88,742
Telefonica Brasil SA	27,336	248,115
Transmissora Alianca de Energia Eletrica S/A	21,950	172,640
		2,438,494
Canada–1.43%
Barrick Gold Corp.	39,662	670,938
Brookfield Corp.	8,463	284,922
Cameco Corp.	91,064	2,853,035
Canadian National Railway Co.	8,470	1,025,671
Enbridge, Inc.	376,760	14,003,897
George Weston Ltd.	1,220	144,236
Imperial Oil Ltd.	5,860	299,823
Loblaw Cos. Ltd.	1,674	153,254
†Lululemon Athletica, Inc.	834	315,669
Metro, Inc.	5,638	318,426
Pembina Pipeline Corp.	13,776	433,116
Rogers Communications, Inc. Class B	12,732	580,881
Royal Bank of Canada	9,405	898,223
†Shopify, Inc. Class A	4,967	321,022
Suncor Energy, Inc.	134,964	3,959,012
TC Energy Corp.	29,131	1,177,334
Teck Resources Ltd. Class B	22,816	960,554
TELUS Corp.	82,929	1,613,821
		30,013,834
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.96%
Agricultural Bank of China Ltd. Class H	453,000	$ 178,404
Aier Eye Hospital Group Co. Ltd. Class A	119,238	305,167
Amoy Diagnostics Co. Ltd. Class A	122,070	408,564
†Anhui Gujing Distillery Co. Ltd. Class B	1,400	24,141
†Baidu, Inc. Class A	40,350	688,200
†Bank of Chengdu Co. Ltd. Class A	273,800	460,803
BYD Co. Ltd. Class H	13,500	432,873
BYD Electronic International Co. Ltd.	3,000	9,126
China Merchants Bank Co. Ltd. Class H	45,500	207,530
China Tower Corp. Ltd. Class H	1,044,000	116,270
†COSCO SHIPPING Energy Transportation Co. Ltd. Class A	29,800	51,854
Dali Foods Group Co. Ltd.	41,000	18,341
Dongfang Electric Corp. Ltd. Class A	39,500	101,590
Foshan Haitian Flavouring & Food Co. Ltd. Class A	64,992	419,915
Glodon Co. Ltd. Class A	87,309	391,100
Gree Electric Appliances, Inc. of Zhuhai Class A	132,000	664,418
†Guangzhou Baiyun International Airport Co. Ltd. Class A	225,600	446,188
Haidilao International Holding Ltd.	152,000	336,134
Hangzhou Robam Appliances Co. Ltd. Class A	255,600	891,643
Hundsun Technologies, Inc. Class A	66,577	406,712
Hygeia Healthcare Holdings Co. Ltd.	52,400	284,617
Industrial & Commercial Bank of China Ltd. Class H	1,159,000	619,383
†JD Health International, Inc.	107,900	685,363
JD.com, Inc. Class A	11,269	192,188
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	59,940	395,709
†Kindstar Globalgene Technology, Inc.	474,000	106,779
Kingsoft Corp. Ltd.	59,600	235,572
Kweichow Moutai Co. Ltd. Class A	2,300	536,139
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lenovo Group Ltd.	118,000	$ 123,649
LONGi Green Energy Technology Co. Ltd. Class A	227,900	901,710
†Meituan Class B	49,740	779,969
†Microport Cardioflow Medtech Corp.	1,283,000	291,172
Ningbo Deye Technology Co. Ltd. Class A	29,120	601,304
Nongfu Spring Co. Ltd. Class H	17,000	94,087
PetroChina Co. Ltd. Class H	350,000	243,025
†Pharmaron Beijing Co. Ltd. Class H	13,700	42,478
Ping An Insurance Group Co. of China Ltd. Class A	51,200	327,368
†Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	38,000	101,803
Shanghai Jinjiang International Hotels Co. Ltd. Class A	45,200	263,896
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	5,000	127,548
StarPower Semiconductor Ltd. Class A	13,000	386,236
Tencent Holdings Ltd.	111,900	4,744,691
Trina Solar Co. Ltd. Class A	67,364	395,893
†Trip.com Group Ltd.	3,000	104,728
Want Want China Holdings Ltd.	66,000	43,896
Wuliangye Yibin Co. Ltd. Class A	20,700	467,311
Yonyou Network Technology Co. Ltd. Class A	184,030	519,928
		20,175,415
Denmark–0.25%
AP Moller - Maersk AS Class B	181	318,243
Coloplast AS Class B	1,062	132,894
Novo Nordisk AS Class B	27,925	4,510,996
Novozymes AS Class B	6,759	315,369
		5,277,502
Finland–0.04%
Elisa Oyj	4,592	245,141
Kesko Oyj Class B	5,636	106,138
Kone Oyj Class B	8,169	426,786
		778,065
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France–3.10%
Accor SA	49,924	$ 1,857,744
BNP Paribas SA	211,258	13,331,638
Bollore SE	22,332	139,268
Carrefour SA	8,804	166,842
Cie de Saint-Gobain	126,092	7,677,283
Dassault Systemes SE	13,616	603,338
EssilorLuxottica SA	28,464	5,367,462
Hermes International	689	1,497,692
Kering SA	10,918	6,028,910
La Francaise des Jeux SAEM	9,817	386,385
L'Oreal SA	3,148	1,468,467
LVMH Moet Hennessy Louis Vuitton SE	13,178	12,425,697
Remy Cointreau SA	497	79,779
Sanofi	39,244	4,224,843
Schneider Electric SE	1,930	350,636
SCOR SE	4,717	138,668
Societe Generale SA	14,312	372,202
Teleperformance	573	96,123
TotalEnergies SE	55,497	3,185,784
Vinci SA	47,821	5,556,581
		64,955,342
Germany–2.06%
BASF SE	3,034	147,402
Bayer AG	74,331	4,114,595
Bayerische Motoren Werke AG	8,450	1,039,410
Brenntag SE	1,847	144,099
Commerzbank AG	156,028	1,729,703
Continental AG	4,063	306,961
Fresenius SE & Co. KGaA	7,631	211,659
LANXESS AG	1,997	60,251
Mercedes-Benz Group AG	94,919	7,640,154
Merck KGaA	4,351	720,220
SAP SE	91,121	12,447,806
SAP SE ADR	7,800	1,067,118
Scout24 SE	1,853	117,417
Siemens AG	70,038	11,675,396
Symrise AG	8,865	929,517
Telefonica Deutschland Holding AG	76,357	214,908
United Internet AG	13,735	193,395
†Zalando SE	17,211	496,351
		43,256,362
Greenland–0.01%
Ferguson PLC	1,963	310,059
		310,059
Hong Kong–0.34%
AIA Group Ltd.	498,600	5,064,029
ASMPT Ltd.	13,900	137,326

LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	21,000	$ 64,330
†China Construction Bank Corp. Class H	1,104,000	714,755
CK Asset Holdings Ltd.	41,000	227,827
Hang Seng Bank Ltd.	10,000	142,556
Hongkong Land Holdings Ltd.	24,300	95,019
MTR Corp. Ltd.	31,500	145,013
Orient Overseas International Ltd.	18,500	248,505
SITC International Holdings Co. Ltd.	73,000	133,675
WH Group Ltd.	230,000	122,492
		7,095,527
India–0.06%
Bajaj Auto Ltd.	4,131	236,700
Eicher Motors Ltd.	2,643	115,556
HCL Technologies Ltd.	22,964	333,840
Indian Oil Corp. Ltd.	62,909	70,112
Infosys Ltd.	10,175	165,729
Kotak Mahindra Bank Ltd.	8,107	182,841
Tata Consultancy Services Ltd.	2,544	102,796
Vedanta Ltd.	26,029	88,655
		1,296,229
Indonesia–0.01%
Bank Central Asia Tbk PT	440,200	269,974
		269,974
Ireland–0.08%
Kingspan Group PLC	10,835	721,219
Seagate Technology Holdings PLC	10,747	664,917
Trane Technologies PLC	1,254	239,840
		1,625,976
Israel–0.27%
†Nice Ltd. Sponsored ADR	27,129	5,602,139
		5,602,139
Italy–0.41%
CNH Industrial NV	42,034	606,240
Enel SpA	46,894	316,179
Ferrari NV	7,664	2,505,728
FinecoBank Banca Fineco SpA	14,993	201,815
Intesa Sanpaolo SpA	1,686,293	4,421,040
Snam SpA	50,339	263,089
UniCredit SpA	13,928	323,876
		8,637,967
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–3.64%
AGC, Inc.	900	$ 32,378
Alfresa Holdings Corp.	6,400	95,738
Aozora Bank Ltd.	11,700	217,549
Astellas Pharma, Inc.	40,800	607,613
BayCurrent Consulting, Inc.	18,400	691,876
Coca-Cola Bottlers Japan Holdings, Inc.	7,400	78,498
CyberAgent, Inc.	30,300	221,500
East Japan Railway Co.	1,500	83,180
FANUC Corp.	261,900	9,194,167
Heiwa Corp.	2,500	43,480
Honda Motor Co. Ltd.	114,500	3,468,647
Hoya Corp.	38,100	4,559,281
Ibiden Co. Ltd.	1,600	91,036
Ito En Ltd.	3,700	102,323
Japan Airlines Co. Ltd.	247,600	5,368,823
Japan Post Bank Co. Ltd.	54,000	421,105
Jeol Ltd.	4,700	167,786
Kamigumi Co. Ltd.	4,100	92,963
Kawasaki Heavy Industries Ltd.	10,000	256,025
Kawasaki Kisen Kaisha Ltd.	24,100	590,932
Kewpie Corp.	4,700	76,839
Keyence Corp.	20,113	9,556,821
Kose Corp.	23,900	2,297,492
Lixil Corp.	19,100	243,107
Mazda Motor Corp.	48,400	467,747
Medipal Holdings Corp.	6,500	106,283
MEIJI Holdings Co. Ltd.	4,800	107,188
Mitsubishi Heavy Industries Ltd.	8,700	406,336
Mitsubishi Motors Corp.	94,900	331,840
Mitsubishi UFJ Financial Group, Inc.	1,263,400	9,312,615
Mitsui & Co. Ltd.	92,700	3,508,493
Mitsui OSK Lines Ltd.	9,500	228,562
Nihon M&A Center Holdings, Inc.	15,600	120,026
Nintendo Co. Ltd.	21,000	957,354
Nippon Yusen KK	34,800	772,861
Nitto Denko Corp.	1,700	126,184
Nomura Research Institute Ltd.	27,400	756,992
Oracle Corp. Japan	600	44,624
Oriental Land Co. Ltd.	1,200	46,783
Rakus Co. Ltd.	7,900	134,676
Recruit Holdings Co. Ltd.	55	1,755
Santen Pharmaceutical Co. Ltd.	8,200	69,842
Sega Sammy Holdings, Inc.	16,900	362,045
SG Holdings Co. Ltd.	8,400	119,820

LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	10,900	$ 364,255
Shiseido Co. Ltd.	8,100	367,171
†Skylark Holdings Co. Ltd.	9,100	113,801
SMC Corp.	8,900	4,946,280
SoftBank Corp.	15,200	162,416
Suzuken Co. Ltd.	2,400	65,276
Sysmex Corp.	81,200	5,561,953
Takeda Pharmaceutical Co. Ltd.	16,900	531,041
Terumo Corp.	17,500	557,369
Tokyo Electron Ltd.	5,400	777,754
TOTO Ltd.	3,800	114,898
Toyota Motor Corp.	347,200	5,580,228
ZOZO, Inc.	25,200	522,764
		76,206,391
Jordan–0.00%
Hikma Pharmaceuticals PLC	3,617	87,042
		87,042
Mexico–0.09%
Fomento Economico Mexicano SAB de CV	27,444	303,685
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	212,199
Grupo Financiero Banorte SAB de CV Class O	32,506	267,424
Wal-Mart de Mexico SAB de CV	260,781	1,034,318
		1,817,626
Netherlands–1.68%
ABN AMRO Bank NV GDR	33,110	514,637
†Adyen NV	2,377	4,116,175
†Argenx SE	308	120,119
ASML Holding NV	21,676	15,722,226
ING Groep NV	988,056	13,320,569
Koninklijke Ahold Delhaize NV	10,683	364,216
Koninklijke Vopak NV	13,408	478,578
NXP Semiconductors NV	3,164	647,607
		35,284,127
Norway–0.06%
Equinor ASA	43,729	1,273,338
		1,273,338
Peru–0.03%
Credicorp Ltd.	1,130	166,833
Southern Copper Corp.	4,957	355,615
		522,448
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–0.38%
Amorepacific Corp.	16,481	$ 1,226,769
Celltrion Healthcare Co. Ltd.	2,862	143,289
DB Insurance Co. Ltd.	850	48,278
Fila Holdings Corp.	2,328	70,899
Hana Financial Group, Inc.	3,138	93,677
Hanwha Aerospace Co. Ltd.	878	85,034
HD Hyundai Infracore Co. Ltd.	71,106	648,368
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,062	94,406
Hyundai Marine & Fire Insurance Co. Ltd.	4,330	102,166
KB Financial Group, Inc.	6,640	240,997
NCSoft Corp.	2,857	643,381
Samsung Electronics Co. Ltd.	18,281	1,006,611
Samsung Fire & Marine Insurance Co. Ltd.	2,507	437,485
SK Hynix, Inc.	33,218	2,918,679
SK Telecom Co. Ltd.	5,022	177,707
		7,937,746
Russia–0.00%
=†πLUKOIL PJSC	236	0
=†πMagnit PJSC	55	0
=†πMagnit PJSC GDR	1	0
=†πMMC Norilsk Nickel PJSC	28	0
=†πNovatek PJSC GDR	520	0
		0
Saudi Arabia–0.02%
Dr Sulaiman Al Habib Medical Services Group Co.	1,457	111,475
Saudi Arabian Oil Co.	8,192	70,959
Saudi Telecom Co.	21,968	256,141
		438,575
Singapore–0.07%
DBS Group Holdings Ltd.	5,600	130,775
Genting Singapore Ltd.	280,200	195,376
Keppel Corp. Ltd.	32,300	160,749
Netlink NBN Trust	64,800	41,012
Oversea-Chinese Banking Corp. Ltd.	13,700	124,629
†Seatrium Ltd.	1,280,795	118,794
Singapore Airlines Ltd.	30,100	159,470
Singapore Technologies Engineering Ltd.	58,400	159,354
Singapore Telecommunications Ltd.	124,800	231,151

LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International Ltd.	48,800	$ 137,480
		1,458,790
South Africa–0.03%
Anglo American Platinum Ltd.	2,518	113,822
Capitec Bank Holdings Ltd.	2,422	201,755
Kumba Iron Ore Ltd.	9,052	212,838
		528,415
Spain–0.54%
Aena SME SA	988	159,904
Cellnex Telecom SA	260,542	10,526,883
Endesa SA	5,070	108,942
Industria de Diseno Textil SA	11,965	464,096
		11,259,825
Sweden–0.23%
Assa Abloy AB Class B	51,786	1,244,778
Hexagon AB Class B	91,559	1,126,205
Industrivarden AB Class A	5,032	139,559
Investor AB Class B	13,257	265,207
Nibe Industrier AB Class B	36,125	343,489
Telefonaktiebolaget LM Ericsson Class B	136,971	744,204
Telia Co. AB	304,725	668,522
=†πVolta	1,948	253,570
		4,785,534
Switzerland–2.32%
Alcon, Inc.	101,551	8,424,911
Barry Callebaut AG	75	144,906
†Clariant AG	22,179	320,854
†Coca-Cola HBC AG	12,635	376,900
Flughafen Zurich AG	652	135,618
Geberit AG	305	159,846
Givaudan SA	21	69,656
Glencore PLC	1,022,246	5,796,010
Kuehne & Nagel International AG	2,134	632,148
Lonza Group AG	3,999	2,390,252
Nestle SA	144,449	17,375,990
Novartis AG	17,034	1,717,358
Roche Holding AG	11,733	3,584,078
STMicroelectronics NV	23,899	1,191,924
Swisscom AG	381	237,798
TE Connectivity Ltd.	41,808	5,859,809
VAT Group AG	464	192,195
		48,610,253
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.47%
Chunghwa Telecom Co. Ltd.	99,000	$ 370,796
Far EasTone Telecommunications Co. Ltd.	58,000	146,480
MediaTek, Inc.	9,000	199,222
Oneness Biotech Co. Ltd.	11,790	82,108
Quanta Computer, Inc.	46,000	224,658
Taiwan Mobile Co. Ltd.	45,000	138,223
Taiwan Semiconductor Manufacturing Co. Ltd.	449,000	8,294,519
Wiwynn Corp.	7,000	319,917
		9,775,923
United Arab Emirates–0.00%
=†NMC Health PLC	123,425	0
		0
United Kingdom–3.10%
Anglo American PLC	8,898	253,357
AstraZeneca PLC	38,545	5,525,588
AstraZeneca PLC ADR	34,592	2,475,749
Auto Trader Group PLC	86,199	669,294
BAE Systems PLC	600,104	7,075,967
Barclays PLC	484,575	943,916
BP PLC	78,407	456,515
British American Tobacco PLC	10,010	332,586
Burberry Group PLC	10,341	279,036
Compass Group PLC	210,642	5,898,631
Direct Line Insurance Group PLC	70,461	121,825
Experian PLC	9,590	368,074
†Genius Sports Ltd.	68,687	425,173
GSK PLC	20,422	361,930
Kingfisher PLC	60,016	176,881
Legal & General Group PLC	47,756	138,268
Lloyds Banking Group PLC	5,369,426	2,976,532
London Stock Exchange Group PLC	12,277	1,306,682
National Grid PLC	6,631	87,916
NatWest Group PLC	145,112	443,533
Pearson PLC	17,433	182,765
RELX PLC	127,054	4,238,607
Shell PLC	385,855	11,623,189
Shell PLC ADR	77,857	4,701,006
Spirax-Sarco Engineering PLC	14,312	1,886,380
Standard Chartered PLC	12,314	107,133
Unilever PLC	214,741	11,182,461
Willis Towers Watson PLC	3,112	732,876
		64,971,870

LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–34.15%
3M Co.	11,670	$ 1,168,050
Abbott Laboratories	90,844	9,903,813
AbbVie, Inc.	20,987	2,827,579
†Activision Blizzard, Inc.	32,436	2,734,355
†Adobe, Inc.	3,223	1,576,015
Advance Auto Parts, Inc.	10,656	749,117
†Advanced Micro Devices, Inc.	52,204	5,946,558
Air Products & Chemicals, Inc.	26,910	8,060,352
†Akamai Technologies, Inc.	803	72,166
Albemarle Corp.	29,332	6,543,676
Allegion PLC	7,566	908,071
Allstate Corp.	8,303	905,359
†Alphabet, Inc. Class C	260,044	31,457,523
†Amazon.com, Inc.	187,262	24,411,474
American International Group, Inc.	9,870	567,920
American Tower Corp.	35,457	6,876,531
AmerisourceBergen Corp.	3,612	695,057
Amgen, Inc.	2,622	582,136
†ANSYS, Inc.	9,062	2,992,907
Aon PLC Class A	1,006	347,271
APA Corp.	4,055	138,559
Apple, Inc.	218,181	42,320,569
Applied Materials, Inc.	32,930	4,759,702
†Aptiv PLC	42,478	4,336,579
Archer-Daniels-Midland Co.	82,302	6,218,739
Assurant, Inc.	2,555	321,215
AT&T, Inc.	20,860	332,717
Atlas Energy Solutions, Inc. Class A	8,303	144,140
†Atlassian Corp. Class A	2,661	446,542
†Autodesk, Inc.	3,449	705,700
Automatic Data Processing, Inc.	1,124	247,044
†AutoZone, Inc.	307	765,462
Ball Corp.	2,566	149,367
Bank of America Corp.	43,298	1,242,220
†Berkshire Hathaway, Inc. Class B	3,730	1,271,930
†BioMarin Pharmaceutical, Inc.	3,196	277,029
†Booking Holdings, Inc.	890	2,403,294
†Boston Scientific Corp.	236,953	12,816,788
Brown-Forman Corp. Class B	843	56,296
Bunge Ltd.	45,945	4,334,911
†Cadence Design Systems, Inc.	17,713	4,154,053
California Resources Corp.	10,669	483,199
Campbell Soup Co.	1,632	74,599
Cardinal Health, Inc.	2,805	265,269
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
=†πCaresyntax, Inc.	2,497	$ 225,030
CF Industries Holdings, Inc.	65,479	4,545,552
Charles Schwab Corp.	2,315	131,214
†Charter Communications, Inc. Class A	10,300	3,783,911
Cheniere Energy, Inc.	1,008	153,579
Chesapeake Energy Corp.	7,110	594,965
Chevron Corp.	4,059	638,684
†Chipotle Mexican Grill, Inc.	656	1,403,184
Chubb Ltd.	41,986	8,084,824
Cigna Group	3,079	863,967
Cintas Corp.	1,556	773,457
Cisco Systems, Inc.	10,321	534,009
Clorox Co.	2,224	353,705
CME Group, Inc.	3,337	618,313
Coca-Cola Co.	13,992	842,598
Colgate-Palmolive Co.	13,611	1,048,591
Comcast Corp. Class A	99,844	4,148,518
ConocoPhillips	39,714	4,114,768
Constellation Brands, Inc. Class A	3,473	854,810
†Copart, Inc.	2,354	214,708
Costco Wholesale Corp.	19,561	10,531,251
†Crowdstrike Holdings, Inc. Class A	15,760	2,314,671
Crown Holdings, Inc.	2,073	180,082
=†πCrown PropTech Acquisitions	3,026	2,058
†Crown PropTech Acquisitions Class A	8,069	82,465
CVS Health Corp.	15,804	1,092,531
Deere & Co.	11,912	4,826,623
Dell Technologies, Inc. Class C	3,936	212,977
†Delta Air Lines, Inc.	128,020	6,086,071
†Dexcom, Inc.	29,171	3,748,765
Domino's Pizza, Inc.	390	131,426
Dow, Inc.	3,794	202,068
Duke Energy Corp.	6,365	571,195
†Dynatrace, Inc.	91,163	4,692,160
eBay, Inc.	7,987	356,939
Edison International	5,118	355,445
†Edwards Lifesciences Corp.	33,790	3,187,411
Electronic Arts, Inc.	3,662	474,961
Element Solutions, Inc.	18,099	347,501
Eli Lilly & Co.	16,801	7,879,333
EOG Resources, Inc.	4,623	529,056
=†πEpic Games, Inc.	3,175	2,192,814
EQT Corp.	18,618	765,758
Equitrans Midstream Corp.	3,081	29,454
Equity Residential	13,356	881,095

LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Estee Lauder Cos., Inc. Class A	3,579	$ 702,844
Eversource Energy	15,672	1,111,458
†Expedia Group, Inc.	1,978	216,373
Exxon Mobil Corp.	3,927	421,171
†F5, Inc.	32,586	4,766,028
FactSet Research Systems, Inc.	308	123,400
†Fair Isaac Corp.	621	502,519
=†πFanatics Holdings, Inc.	37,931	2,979,859
Fastenal Co.	6,028	355,592
Fidelity National Information Services, Inc.	14,949	817,710
†First Solar, Inc.	6,154	1,169,814
†Floor & Decor Holdings, Inc. Class A	15,462	1,607,430
Ford Motor Co.	70,340	1,064,244
†Fortinet, Inc.	48,977	3,702,171
Fortive Corp.	150,533	11,255,352
Freeport-McMoRan, Inc.	145,195	5,807,800
Gen Digital, Inc.	6,552	121,540
General Dynamics Corp.	6,277	1,350,497
General Motors Co.	60,251	2,323,279
Gilead Sciences, Inc.	11,904	917,441
Global Payments, Inc.	2,199	216,645
Goldman Sachs Group, Inc.	1,951	629,276
=†πGrand Rounds, Inc.	1,035,048	1,231,707
†Green Plains, Inc.	14,476	466,706
Halliburton Co.	10,255	338,312
Hartford Financial Services Group, Inc.	11,559	832,479
Healthpeak Properties, Inc.	34,432	692,083
Hewlett Packard Enterprise Co.	38,278	643,070
Hilton Worldwide Holdings, Inc.	31,398	4,569,979
Humana, Inc.	21,103	9,435,784
IDEX Corp.	420	90,409
†iHeartMedia, Inc. Class A	721	2,624
Illinois Tool Works, Inc.	2,361	590,628
†Incyte Corp.	640	39,840
†Informatica, Inc. Class A	30,742	568,727
Intel Corp.	6,117	204,552
Intercontinental Exchange, Inc.	1,705	192,801
International Flavors & Fragrances, Inc.	755	60,090
Intuit, Inc.	5,764	2,641,007
†Intuitive Surgical, Inc.	23,938	8,185,360
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	46,741	7,736,570
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Johnson Controls International PLC	7,824	$ 533,127
JPMorgan Chase & Co.	45,316	6,590,759
Kellogg Co.	3,261	219,791
†Kenvue, Inc.	141,013	3,725,563
Keurig Dr Pepper, Inc.	25,134	785,940
†Keysight Technologies, Inc.	7,631	1,277,811
Kimberly-Clark Corp.	4,587	633,281
Kinder Morgan, Inc.	20,648	355,559
KLA Corp.	8,275	4,013,541
Kraft Heinz Co.	1,539	54,635
Kroger Co.	7,309	343,523
Lam Research Corp.	602	387,002
†Liberty Media Corp.-Liberty SiriusXM Class A	72,582	2,381,415
†Liberty Media Corp.-Liberty SiriusXM Class C	50,340	1,647,628
Linde PLC	2,762	1,052,543
†Lions Gate Entertainment Corp. Class A	42,519	375,443
Lockheed Martin Corp.	18,500	8,517,030
=†πLookout, Inc.	24,449	63,567
Lowe's Cos., Inc.	3,079	694,930
LPL Financial Holdings, Inc.	45,550	9,903,937
LyondellBasell Industries NV Class A	10,052	923,075
M&T Bank Corp.	925	114,478
†M/I Homes, Inc.	6,419	559,673
Marathon Oil Corp.	116,571	2,683,464
Marathon Petroleum Corp.	6,328	737,845
MarketAxess Holdings, Inc.	2,141	559,700
Marsh & McLennan Cos., Inc.	88,010	16,552,921
Masco Corp.	12,553	720,291
†Masimo Corp.	7,068	1,163,039
Mastercard, Inc. Class A	36,113	14,203,243
McDonald's Corp.	20,636	6,157,989
McKesson Corp.	2,880	1,230,653
Merck & Co., Inc.	94,327	10,884,393
Meritage Homes Corp.	3,847	547,313
†Meta Platforms, Inc. Class A	3,052	875,863
MetLife, Inc.	20,047	1,133,257
†Mettler-Toledo International, Inc.	522	684,676
MGM Resorts International	25,579	1,123,430
Microchip Technology, Inc.	6,594	590,756
Micron Technology, Inc.	57,326	3,617,844

LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Microsoft Corp.	154,033	$ 52,454,398
†Mirion Technologies, Inc.	27,263	230,372
†Moderna, Inc.	3,728	452,952
Moody's Corp.	1,845	641,543
Morgan Stanley	4,900	418,460
†Mr Cooper Group, Inc.	10,790	546,406
NextEra Energy, Inc.	157,887	11,715,215
NIKE, Inc. Class B	11,891	1,312,410
Northern Trust Corp.	2,894	214,561
Northrop Grumman Corp.	24,791	11,299,738
Nucor Corp.	1,455	238,591
NVIDIA Corp.	21,164	8,952,795
†NVR, Inc.	43	273,077
†Opendoor Technologies, Inc.	55,264	222,161
Otis Worldwide Corp.	17,699	1,575,388
†Palo Alto Networks, Inc.	13,953	3,565,131
Park Hotels & Resorts, Inc.	13,228	169,583
Paycom Software, Inc.	2,859	918,425
†Peloton Interactive, Inc. Class A	63,612	489,176
PepsiCo, Inc.	7,838	1,451,754
Pfizer, Inc.	84,729	3,107,860
Philip Morris International, Inc.	4,453	434,702
Phillips 66	3,824	364,733
Procter & Gamble Co.	5,338	809,988
Progressive Corp.	27,226	3,603,906
Public Service Enterprise Group, Inc.	5,876	367,896
Public Storage	1,317	384,406
Rockwell Automation, Inc.	11,242	3,703,677
Rollins, Inc.	23,711	1,015,542
†Royal Caribbean Cruises Ltd.	2,976	308,730
†RXO, Inc.	5,821	131,962
S&P Global, Inc.	6,769	2,713,624
†Salesforce, Inc.	27,272	5,761,483
=†πSalt Pay Co. Ltd.	331	219,542
†Sarcos Technology & Robotics Corp.	14,029	4,510
Schlumberger NV	23,585	1,158,495
Sealed Air Corp.	13,856	554,240
Sempra Energy	83,113	12,100,422
†ServiceNow, Inc.	362	203,433
=†πSnorkel AI, Inc.	4,461	49,383
Starbucks Corp.	53,325	5,282,375
Synchrony Financial	7,998	271,292
Tapestry, Inc.	9,994	427,743
†Tesla, Inc.	41,063	10,749,062
†Texas Capital Bancshares, Inc.	2,255	116,133
Texas Instruments, Inc.	2,127	382,903
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	18,323	$ 9,560,025
TJX Cos., Inc.	55,919	4,741,372
TransDigm Group, Inc.	1,529	1,367,186
†Transocean Ltd.	93,020	652,070
Travelers Cos., Inc.	2,814	488,679
†Uber Technologies, Inc.	5,410	233,550
†United Airlines Holdings, Inc.	69,402	3,808,088
United Parcel Service, Inc. Class B	39,691	7,114,612
UnitedHealth Group, Inc.	35,982	17,294,389
Valero Energy Corp.	45,885	5,382,311
†VeriSign, Inc.	12,479	2,819,880
Verisk Analytics, Inc.	9,901	2,237,923
VF Corp.	18,843	359,713
Visa, Inc. Class A	18,186	4,318,811
Vulcan Materials Co.	20,837	4,697,493
Walgreens Boots Alliance, Inc.	13,075	372,507
Walmart, Inc.	34,324	5,395,046
†Walt Disney Co.	92,496	8,258,043
†Waters Corp.	1,492	397,678
WEC Energy Group, Inc.	5,258	463,966
Wells Fargo & Co.	118,679	5,065,220
West Pharmaceutical Services, Inc.	401	153,370
†Western Digital Corp.	7,196	272,944
Whirlpool Corp.	1,582	235,386
Williams Cos., Inc.	4,348	141,875
Wintrust Financial Corp.	1,746	126,795
†Workday, Inc. Class A	1,646	371,815
Yum! Brands, Inc.	5,022	695,798
Zoetis, Inc.	17,492	3,012,297
†Zscaler, Inc.	12,475	1,825,093
		715,734,562
Total Common Stock (Cost $1,002,946,392)		1,176,043,792
ΔCONVERTIBLE PREFERRED STOCKS–0.46%
Germany–0.13%
†Dr Ing hc F Porsche AG	22,255	2,764,709
		2,764,709
United States–0.33%
=πDatabricks, Inc. Series F	60,501	3,360,831
=πDatabricks, Inc. Series G	16,533	918,408
=†πGM Cruise Holdings LLC Class G	27,806	472,980
=†πLookout, Inc. Series F	285,629	1,305,324

LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
Wells Fargo & Co. Series L Class A	617	$ 710,784
		6,768,327
Total Convertible Preferred Stocks (Cost $10,162,440)		9,533,036
ΔPREFERRED STOCKS–1.08%
Brazil–0.03%
Bradespar SA	14,451	67,091
Cia Energetica de Minas Gerais 8.78%	173,455	465,136
		532,227
Germany–0.01%
Volkswagen AG 22.62%	2,193	294,899
		294,899
United States–1.04%
=†π10x Future Technologies Ltd.	46,779	517,376
=†πBreeze Aviation Group, Inc. Series B	1,998	703,775
=†πBytedance Ltd. Series E	23,481	4,128,055
•Citigroup Capital XIII 11.64% (US0003M + 6.37%) 10/30/40	66,462	1,891,508
=†πDream Finders Homes, Inc.	2,409	2,189,179
=†πExo Imaging, Inc. Series C	103,568	289,990
=†πFarmers Business Network, Inc. Series F	20,968	904,140
=†πFarmers Business Network, Inc. Series G	3,171	136,734
=†πJumpcloud, Inc. Series E-1	491,634	1,278,248
=†πJumpcloud, Inc. Series F	32,336	84,074
=†πLesson Nine GmbH Series B	53,911	502,990
=†πLoadsmart, Inc. Series C	96,249	1,227,175
=†πLoadsmart, Inc. Series D	8,526	108,706
=†πMntn Digital Series D	20,836	273,993
=†πMythic AL, Inc. Series C	68,525	0
=†πNeon Pagamentos SA	3,076	1,817,208
=†πNoodle Partners, Inc. Series C	69,413	336,653
=†πPsiQuantum Corp. Series D	14,776	390,530
=†πRelativity Space, Inc. Series E	29,214	486,121
=†πSambaNova Systems, Inc. Series C	16,831	1,399,498
=†πSambaNova Systems, Inc. Series D	5,355	445,268
=†πSnorkel AI, Inc. Series C	15,980	176,899
=†πUrsa Major Technologies, Inc.	102,993	682,844
=†πVerge Genomics, Inc. Series B	108,057	641,859
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=†πZero Mass Water, Inc. Series C-1	43,479	$ 1,295,239
		21,908,062
Total Preferred Stocks (Cost $25,421,994)		22,735,188
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	4,570
		4,570
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	440
		440
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	6,120
		6,120
Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/22/23 exercise price CHF 67.0000	527	727
		727
United States–0.00%
»†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	4,176
†Embark Technology, Inc. exp 12/31/27 exercise price USD 230.0000	7,993	116
»†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	9,919
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	477
»†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	2,155
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	670
»†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	449

LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States (continued)
»†Sarcos Technology & Robotics Corp. exp 9/24/26 exercise price USD 11.5000	44,727	$ 1,570
		19,532
Total Warrants (Cost $238,860)		31,389

	Principal Amount°
ΔCONVERTIBLE BONDS–0.05%
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	2,995
		2,995
United States–0.05%
Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	136,620
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	41,918
Western Digital Corp. 1.50%, excercise price $1.5000 2/1/24	970,000	940,415
		1,118,953
Total Convertible Bonds (Cost $1,228,055)		1,121,948
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 8.47% (SOFR30A + 3.40%) 1/25/42	138,145	132,293
Total Agency Collateralized Mortgage Obligations (Cost $119,912)		132,293
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.03%
United States–0.03%
•Fannie Mae-Aces Series 2018-M13 A2 3.87% 9/25/30	65,652	63,067
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.94% 5/25/29	6,365,178	223,146
X1 1.13% 10/25/30	1,719,483	97,107
XFX 1.47% 12/25/29	940,146	58,968
X1 1.53% 7/25/30	277,821	20,748
X1 1.64% 1/25/30	1,286,871	100,654
X1 1.70% 4/25/30	546,013	45,168
X1 1.81% 4/25/30	278,873	23,937
Total Agency Commercial Mortgage-Backed Securities (Cost $690,825)		632,795
		Principal Amount°	Value (U.S. $)
ΔAGENCY MORTGAGE-BACKED SECURITIES–4.16%
United States–4.16%
Fannie Mae S.F. 30 yr TBA
3.00% 7/13/53		10,788,013	$ 9,493,873
3.50% 7/13/53		53,308,281	48,575,089
4.50% 7/13/53		30,284,531	29,115,737
Total Agency Mortgage-Backed Securities (Cost $87,451,686)			87,184,699
ΔCORPORATE BONDS–8.62%
Australia–0.34%
=πOceana Australian Fixed Income Trust
10.00% 8/31/23	AUD	442,180	294,941
10.25% 8/31/25	AUD	820,556	549,347
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	6,231,118
			7,075,406
Austria–0.05%
Benteler International AG 9.38% 5/15/28	EUR	891,000	980,767
			980,767
Belgium–0.03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26		417,000	403,893
Anheuser-Busch InBev S.A. 4.00% 9/24/25	GBP	100,000	121,018
μKBC Group 1.25% 9/21/27	GBP	100,000	106,436
			631,347
Brazil–0.04%
Atento Luxco 1 SA 8.00% 2/10/26		200,000	31,802
Braskem Netherlands Finance BV 7.25% 2/13/33		200,000	196,503
BRF SA 4.88% 1/24/30		200,000	162,700
Klabin Austria GmbH 3.20% 1/12/31		200,000	159,900
MC Brazil Downstream Trading Sarl 7.25% 6/30/31		192,980	130,342
Suzano Austria GmbH 3.13% 1/15/32		200,000	160,077
			841,324
Canada–0.09%
First Quantum Minerals Ltd. 6.88% 10/15/27		490,000	477,995
Garda World Security Corp. 7.75% 2/15/28		89,000	88,343
Nutrien Ltd. 4.90% 3/27/28		190,000	186,350

LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Rogers Communications, Inc.
2.95% 3/15/25		870,000	$ 825,759
3.80% 3/15/32		229,000	200,174
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	110,831
			1,889,452
Chile–0.01%
Kenbourne Invest SA 6.88% 11/26/24		200,000	173,998
			173,998
China–0.00%
Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	13,756
‡ 11.75% 4/17/22		204,000	12,043
‡Yuzhou Group Holdings Co. Ltd. 8.50% 2/26/24		213,000	8,879
			34,678
Colombia–0.06%
AI Candelaria Spain SA 7.50% 12/15/28		220,834	206,813
Ecopetrol SA
4.13% 1/16/25		252,000	242,069
5.88% 5/28/45		124,000	84,957
8.88% 1/13/33		196,000	194,084
Millicom International Cellular SA 5.13% 1/15/28		180,000	157,177
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29		200,000	169,608
SURA Asset Management SA 4.88% 4/17/24		239,000	236,039
			1,290,747
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	197,905
			197,905
Dominican Republic–0.01%
Aeropuertos Dominicanos Siglo XXI SA 6.75% 3/30/29		200,000	192,600
			192,600
France–0.13%
BNP Paribas S.A.
1.88% 12/14/27	GBP	100,000	103,486
3.38% 1/23/26	GBP	100,000	116,726
μBNP Paribas SA 2.13% 1/23/27	EUR	400,000	408,752
Forvia 2.75% 2/15/27	EUR	1,372,000	1,354,136
Societe Generale S.A. 1.88% 10/3/24	GBP	100,000	119,502
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
TotalEnergies Capital Canada Ltd. 2.13% 9/18/29	EUR	600,000	$ 594,244
TotalEnergies Capital International S.A. 1.66% 7/22/26	GBP	100,000	111,900
			2,808,746
Germany–0.37%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	2,043,000	2,059,336
•APCOA Parking Holdings GmbH 8.18% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	982,880
Bayer AG 0.05% 1/12/25	EUR	400,000	409,945
Deutsche Telekom International Finance BV 2.49% 9/19/23		235,000	234,640
Douglas GmbH 6.00% 4/8/26	EUR	744,000	742,440
Mercedes-Benz International Finance BV 1.38% 6/26/26	EUR	402,000	410,588
Siemens Financieringsmaatschappij NV 0.65% 3/11/24		543,000	525,346
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,372,000	1,336,231
Volkswagen Bank GmbH 2.50% 7/31/26	EUR	700,000	722,958
Volkswagen Financial Services AG 0.88% 1/31/28	EUR	444,000	413,986
			7,838,350
Hong Kong–0.02%
μAIA Group Ltd. 2.70% 4/7/26		238,000	210,996
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	169,401
			380,397
India–0.02%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	180,576
Vedanta Resources Finance II PLC 8.95% 3/11/25		200,000	151,000
			331,576
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	237,430
Pertamina Persero PT 3.65% 7/30/29		256,000	235,952
			473,382
Ireland–0.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75% 6/6/28		282,000	279,667

LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Ireland (continued)
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	$ 206,429
			486,096
Israel–0.08%
μBank Leumi Le-Israel BM 7.13% 7/18/33		200,000	197,477
Energean Israel Finance Ltd. 8.50% 9/30/33		207,000	206,482
Leviathan Bond Ltd. 6.75% 6/30/30		168,000	156,324
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	557,000	618,423
7.88% 9/15/31	EUR	406,000	457,635
			1,636,341
Italy–0.32%
Azzurra Aeroporti SpA 2.13% 5/30/24	EUR	1,842,000	1,943,440
Castor SpA
6.00% 2/15/29	EUR	279,000	261,019
• 8.78% (EURIBOR03M + 5.25%) 2/15/29	EUR	890,000	903,187
•Forno d'Asolo SpA 9.10% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	1,548,143
Marcolin SpA 6.13% 11/15/26	EUR	1,019,000	992,400
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	984,170
			6,632,359
Japan–0.04%
Nissan Motor Co. Ltd. 2.65% 3/17/26	EUR	244,000	248,877
Rakuten Group, Inc. 10.25% 11/30/24		205,000	201,923
Takeda Pharmaceutical Co. Ltd. 5.00% 11/26/28		498,000	495,054
			945,854
Kuwait–0.02%
MEGlobal BV
2.63% 4/28/28		200,000	174,250
4.25% 11/3/26		200,000	191,695
			365,945
Luxembourg–0.21%
Becton Dickinson Euro Finance Sarl 3.55% 9/13/29	EUR	664,000	709,589
EIG Pearl Holdings Sarl 3.55% 8/31/36		206,000	175,358
Herens Midco Sarl 5.25% 5/15/29	EUR	1,189,000	742,134
INEOS Finance PLC
3.38% 3/31/26	EUR	537,000	547,587
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
INEOS Finance PLC (continued)
6.63% 5/15/28	EUR	435,000	$ 465,538
6.75% 5/15/28		913,000	877,011
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	787,000	789,214
			4,306,431
Mexico–0.09%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	170,250
Braskem Idesa SAPI 6.99% 2/20/32		200,000	129,557
Comision Federal de Electricidad 4.88% 1/15/24		243,000	240,874
Petroleos Mexicanos
4.25% 1/15/25		105,000	99,393
5.95% 1/28/31		276,000	201,632
6.50% 3/13/27		230,000	204,637
6.70% 2/16/32		318,000	241,793
8.75% 6/2/29		247,000	223,521
Tierra Mojada Luxembourg II Sarl 5.75% 12/1/40		182,793	156,393
Trust Fibra Uno 4.87% 1/15/30		200,000	176,742
			1,844,792
Morocco–0.01%
Vivo Energy Investments BV 5.13% 9/24/27		200,000	178,760
			178,760
Netherlands–0.11%
μBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	204,000
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	106,281
ING Groep 3.00% 2/18/26	GBP	100,000	115,371
μING Groep NV 2.13% 5/23/26	EUR	400,000	416,051
Minejesa Capital BV 4.63% 8/10/30		204,000	182,622
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40% 5/1/30		229,000	202,612
4.40% 6/1/27		524,000	506,546
5.00% 1/15/33		419,000	402,328
Volkswagen Financial Services
1.88% 12/3/24	GBP	100,000	118,677
4.25% 10/9/25	GBP	100,000	119,695
			2,374,183
Nigeria–0.01%
IHS Holding Ltd. 6.25% 11/29/28		200,000	163,108
			163,108

LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	$ 153,500
			153,500
Republic of Korea–0.03%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	178,987
SK Hynix, Inc.
2.38% 1/19/31		200,000	154,282
6.38% 1/17/28		400,000	401,675
			734,944
Singapore–0.02%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	207,190
Puma International Financing SA 5.13% 10/6/24		200,000	196,500
			403,690
South Africa–0.03%
Anglo American Capital PLC 4.50% 9/15/28	EUR	280,000	306,343
Sasol Financing USA LLC
6.50% 9/27/28		200,000	178,583
8.75% 5/3/29		242,000	235,743
			720,669
Spain–0.05%
μBanco Santander S.A. 3.13% 10/6/26	GBP	400,000	459,923
μBanco Santander SA 3.63% 9/27/26	EUR	400,000	428,294
Telefonica Emisiones S.A. 5.38% 2/2/26	GBP	200,000	246,179
			1,134,396
Sweden–0.12%
μSwedbank AB 1.38% 12/8/27	GBP	100,000	105,338
Verisure Holding AB
3.25% 2/15/27	EUR	424,000	410,577
3.88% 7/15/26	EUR	236,000	241,416
7.13% 2/1/28	EUR	234,000	255,723
9.25% 10/15/27	EUR	459,000	532,165
Verisure Midholding AB 5.25% 2/15/29	EUR	584,000	551,231
Volvo Treasury AB 2.63% 2/20/26	EUR	390,000	410,996
			2,507,446
Switzerland–0.21%
Credit Suisse AG
2.95% 4/9/25		440,000	413,478
3.70% 2/21/25		558,000	533,227
5.00% 7/9/27		436,000	420,911
7.95% 1/9/25		401,000	409,117
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland (continued)
μUBS Group AG
0.65% 1/14/28	EUR	840,000	$ 786,818
1.01% 7/30/24		1,835,000	1,827,361
			4,390,912
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	178,540
			178,540
United Arab Emirates–0.02%
μDP World Salaam 6.00% 10/1/25		200,000	197,976
MDGH GMTN RSC Ltd. 4.38% 11/22/33		232,000	223,289
			421,265
United Kingdom–0.81%
Astrazeneca Finance LLC 1.20% 5/28/26		565,000	509,824
AstraZeneca PLC 0.70% 4/8/26		801,000	715,607
Barclays PLC
μ 0.88% 1/28/28	EUR	436,000	412,499
3.00% 5/8/26	GBP	100,000	113,335
3.25% 2/12/27	GBP	100,000	111,244
BCP V Modular Services Finance II PLC 6.13% 11/30/28	GBP	1,278,000	1,339,024
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	1,704,000	1,403,851
BG Energy Capital 5.13% 12/1/25	GBP	200,000	247,157
Boparan Finance PLC 7.63% 11/30/25	GBP	744,000	618,424
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	516,882
CK Hutchison International 23 Ltd. 4.75% 4/21/28		200,000	197,792
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26		1,017,000	987,829
Deuce Finco Plc 5.50% 6/15/27	GBP	2,283,000	2,457,249
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28		422,000	405,797
μHSBC Holdings PLC
1.75% 7/24/27	GBP	100,000	108,162
3.02% 6/15/27	EUR	389,000	404,183
Informa PLC 3.13% 7/5/26	GBP	100,000	114,130
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	734,000	885,570
Kane Bidco Ltd.
5.00% 2/15/27	EUR	673,000	687,475
6.50% 2/15/27	GBP	808,000	916,988

LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Banking Group 2.25% 10/16/24	GBP	200,000	$ 240,219
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	944,048
National Grid PLC 0.16% 1/20/28	EUR	564,000	518,166
μNatWest Group PLC
2.88% 9/19/26	GBP	100,000	115,113
3.13% 3/28/27	GBP	100,000	113,745
Santander UK Group Holdings 3.63% 1/14/26	GBP	100,000	115,976
Virgin Media Secured Finance PLC 5.00% 4/15/27	GBP	1,372,000	1,577,904
WPP Finance SA 2.25% 9/22/26	EUR	197,000	202,878
			16,981,071
United States–5.19%
AbbVie, Inc.
1.38% 5/17/24	EUR	389,000	414,397
2.60% 11/21/24		1,285,000	1,232,923
Affinity Interactive 6.88% 12/15/27		168,000	147,840
Alexandria Real Estate Equities, Inc. 1.88% 2/1/33		403,000	294,504
Allegiant Travel Co.
7.25% 8/15/27		252,000	251,070
8.50% 2/5/24		1,273,000	1,269,817
American Express Co.
4.90% 2/13/26		917,000	907,584
4.99% 5/1/26		517,000	510,579
American Tower Corp.
0.45% 1/15/27	EUR	983,000	929,767
2.10% 6/15/30		229,000	184,923
2.70% 4/15/31		751,000	622,750
5.25% 7/15/28		941,000	929,850
5.50% 3/15/28		403,000	400,196
Amgen, Inc.
2.00% 1/15/32		229,000	180,850
2.30% 2/25/31		226,000	187,811
3.35% 2/22/32		692,000	609,782
5.15% 3/2/28		1,401,000	1,399,738
5.50% 12/7/26	GBP	100,000	123,522
Amkor Technology, Inc. 6.63% 9/15/27		135,000	135,255
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/30		681,000	633,252
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32		229,000	196,060
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00% 9/1/28	EUR	1,372,000	1,243,274
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.
1.70% 3/25/26		336,000	$ 306,261
2.90% 12/4/26	GBP	583,000	658,624
4.35% 3/1/29		265,000	254,573
5.50% 3/15/27	GBP	100,000	122,012
AvalonBay Communities, Inc. 5.00% 2/15/33		306,000	304,739
μBank of America Corp.
1.90% 7/23/31		110,000	87,599
1.92% 10/24/31		326,000	258,052
1.95% 10/27/26	EUR	399,000	409,380
2.50% 2/13/31		513,000	429,500
2.57% 10/20/32		258,000	210,141
2.59% 4/29/31		359,000	301,394
2.69% 4/22/32		579,000	479,844
5.20% 4/25/29		1,570,000	1,552,842
μBank of New York Mellon Corp. 4.95% 4/26/27		418,000	412,843
Becton Dickinson & Co.
0.03% 8/13/25	EUR	311,000	312,081
3.70% 6/6/27		523,000	497,255
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27		321,000	306,103
Broadcom, Inc.
1.95% 2/15/28		596,000	515,422
2.45% 2/15/31		266,000	216,338
3.42% 4/15/33		915,000	765,176
4.11% 9/15/28		760,000	718,039
4.15% 11/15/30		226,000	207,931
4.30% 11/15/32		621,000	569,631
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		756,000	743,715
Carrols Restaurant Group, Inc. 5.88% 7/1/29		290,000	238,673
CDI Escrow Issuer, Inc. 5.75% 4/1/30		232,000	215,950
Cheever Escrow Issuer LLC 7.13% 10/1/27		280,000	252,447
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	407,145
1.75% 10/23/26	GBP	200,000	218,607
μ 2.56% 5/1/32		302,000	246,591
μ 2.57% 6/3/31		457,000	381,283
μ 2.67% 1/29/31		419,000	354,681
μ 3.98% 3/20/30		113,000	104,484
Civitas Resources, Inc. 8.38% 7/1/28		1,198,000	1,211,537
Cloud Software Group, Inc. 6.50% 3/31/29		385,000	342,797
Comcast Corp. 0.25% 9/14/29	EUR	234,000	207,029
Coty, Inc. 3.88% 4/15/26	EUR	207,000	218,537

LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Crown Castle, Inc.
2.90% 3/15/27		378,000	$ 345,891
4.00% 3/1/27		322,000	306,064
4.45% 2/15/26		422,000	410,640
4.80% 9/1/28		435,000	421,966
CSC Holdings LLC 5.25% 6/1/24		124,000	115,325
CVS Health Corp.
1.75% 8/21/30		608,000	485,144
2.13% 9/15/31		455,000	365,374
3.25% 8/15/29		446,000	400,520
3.75% 4/1/30		226,000	207,305
Dell International LLC/EMC Corp.
4.00% 7/15/24		309,000	303,834
5.25% 2/1/28		408,000	407,154
Dollar General Corp. 3.88% 4/15/27		428,000	408,390
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	403,909
Earthstone Energy Holdings LLC
8.00% 4/15/27		500,000	482,905
9.88% 7/15/31		455,000	449,745
Ecolab, Inc. 5.25% 1/15/28		391,000	397,159
Edison International 6.95% 11/15/29		226,000	237,724
Elevance Health, Inc.
3.65% 12/1/27		1,163,000	1,098,007
4.90% 2/8/26		416,000	409,160
Emerald Debt Merger Sub LLC 6.63% 12/15/30		383,000	379,649
EQM Midstream Partners LP
7.50% 6/1/27		90,000	90,861
7.50% 6/1/30		95,000	96,135
Equinix, Inc.
1.00% 9/15/25		455,000	410,771
1.55% 3/15/28		480,000	401,243
2.90% 11/18/26		331,000	303,492
EquipmentShare.com, Inc. 9.00% 5/15/28		1,661,000	1,612,370
Eversource Energy 5.45% 3/1/28		399,000	401,676
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	410,949
Fortrea Holdings, Inc. 7.50% 7/1/30		61,000	62,462
=πFreed Co. Ltd. 10.00% 12/2/23		1,029,939	977,206
Freedom Mortgage Corp.
8.13% 11/15/24		521,000	516,158
8.25% 4/15/25		151,000	147,227
Frontier Communications Holdings LLC
5.88% 10/15/27		656,000	602,051
8.63% 3/15/31		835,000	808,120
8.75% 5/15/30		976,000	953,917
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Frontier Florida LLC 6.86% 2/1/28		844,000	$ 746,940
Frontier North, Inc. 6.73% 2/15/28		444,000	390,720
Full House Resorts, Inc. 8.25% 2/15/28		36,000	33,695
GCI LLC 4.75% 10/15/28		146,000	124,480
Gen Digital, Inc.
6.75% 9/30/27		280,000	279,212
7.13% 9/30/30		582,000	582,974
General Mills, Inc.
0.13% 11/15/25	EUR	659,000	656,344
4.20% 4/17/28		1,057,000	1,025,853
General Motors Financial Co., Inc. 5.40% 4/6/26		470,000	464,622
Gilead Sciences, Inc.
2.95% 3/1/27		549,000	515,554
3.65% 3/1/26		418,000	402,121
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	209,336
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	415,134
μ 1.09% 12/9/26		456,000	406,358
μ 1.99% 1/27/32		457,000	359,762
μ 2.38% 7/21/32		381,000	305,181
μ 2.62% 4/22/32		339,000	278,020
7.25% 4/10/28	GBP	100,000	129,936
GoTo Group, Inc. 5.50% 9/1/27		506,000	278,363
HCA, Inc.
3.50% 9/1/30		587,000	514,535
5.38% 2/1/25		720,000	713,687
5.63% 9/1/28		563,000	563,430
5.88% 2/15/26		305,000	305,193
Healthpeak OP LLC 5.25% 12/15/32		135,000	131,373
Home Depot, Inc. 3.90% 12/6/28		940,000	909,974
=Homes By West Bay LLC 9.50% 4/30/27		1,433,000	1,325,525
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	410,223
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	200,000	229,779
1.09% 3/11/27	EUR	415,000	413,761
1.76% 11/19/31		457,000	361,678
3.70% 5/6/30		109,000	99,891
Keurig Dr Pepper, Inc. 4.60% 5/25/28		512,000	500,915
Kraft Heinz Foods Co. 6.75% 3/15/32		60,000	65,907
Lions Gate Capital Holdings LLC 5.50% 4/15/29		1,098,000	795,172

LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Lowe's Cos., Inc.
2.63% 4/1/31		229,000	$ 193,364
3.75% 4/1/32		672,000	608,210
4.80% 4/1/26		1,044,000	1,033,714
5.00% 4/15/33		425,000	420,395
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26		1,919,000	1,906,543
Medline Borrower LP 3.88% 4/1/29		167,000	145,134
Medtronic Global Holdings SCA 4.25% 3/30/28		953,000	930,154
Mercedes-Benz Finance North America LLC 5.25% 11/29/27		401,000	403,591
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	512,798
2.24% 7/21/32		122,000	96,964
2.70% 1/22/31		46,000	39,123
3.62% 4/17/25		638,000	625,322
Morgan Stanley Bank NA 4.75% 4/21/26		870,000	857,187
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30		410,000	332,592
5.50% 8/15/28		473,000	414,322
6.00% 1/15/27		59,000	54,887
Netflix, Inc.
3.63% 5/15/27	EUR	753,000	802,034
4.38% 11/15/26		259,000	252,892
4.88% 4/15/28		417,000	412,400
5.88% 11/15/28		243,000	250,971
New Home Co., Inc. 7.25% 10/15/25		225,000	208,125
Newmont Corp. 2.60% 7/15/32		339,000	276,983
Northern States Power Co. 4.50% 6/1/52		500,000	450,129
NRG Energy, Inc. 7.00% 3/15/33		90,000	90,746
Olympus Water U.S. Holding Corp. 9.75% 11/15/28		1,805,000	1,760,416
Oncor Electric Delivery Co. LLC 4.10% 11/15/48		293,000	250,555
ONEOK Partners LP 4.90% 3/15/25		1,007,000	990,026
Oracle Corp.
1.65% 3/25/26		1,239,000	1,124,456
2.30% 3/25/28		576,000	508,297
2.88% 3/25/31		815,000	695,775
2.95% 4/1/30		360,000	314,232
4.65% 5/6/30		93,000	89,856
Pacific Gas & Electric Co.
3.25% 2/16/24		19,000	18,649
3.30% 12/1/27		456,000	399,770
6.10% 1/15/29		255,000	250,898
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
6.15% 1/15/33		385,000	$ 376,550
6.40% 6/15/33		465,000	462,455
μParamount Global 6.38% 3/30/62		505,000	421,276
Parker-Hannifin Corp. 3.65% 6/15/24		419,000	410,556
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75% 5/24/26		415,000	411,030
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26		730,000	721,168
4.65% 5/19/25		521,000	516,358
4.75% 5/19/33		264,000	263,005
Pitney Bowes, Inc. 6.88% 3/15/27		1,398,000	1,035,177
Playtika Holding Corp. 4.25% 3/15/29		209,000	185,488
PPG Industries, Inc.
1.88% 6/1/25	EUR	384,000	401,665
3.75% 3/15/28		544,000	515,962
Prologis LP 2.25% 1/15/32		139,000	112,206
Rand Parent LLC 8.50% 2/15/30		1,375,000	1,244,860
Regal Rexnord Corp. 6.05% 2/15/26		525,000	525,666
Republic Services, Inc.
3.38% 11/15/27		431,000	405,365
4.88% 4/1/29		210,000	209,666
Sabre Global, Inc.
7.38% 9/1/25		685,000	608,013
9.25% 4/15/25		119,000	110,979
11.25% 12/15/27		461,000	390,698
Seagate HDD Cayman
8.25% 12/15/29		280,000	292,452
8.50% 7/15/31		362,000	379,626
9.63% 12/1/32		560,000	617,925
Service Properties Trust
4.35% 10/1/24		78,000	75,053
4.50% 3/15/25		235,000	221,990
7.50% 9/15/25		378,000	371,195
Sherwin-Williams Co. 3.95% 1/15/26		379,000	366,972
=π^Sonder Corp. 0.00% 1/19/27		1,411,100	1,234,712
Southern California Edison Co.
1.10% 4/1/24		212,000	204,659
3.65% 2/1/50		465,000	346,033
5.30% 3/1/28		507,000	506,944
5.95% 11/1/32		286,000	299,356
Spirit AeroSystems, Inc.
7.50% 4/15/25		854,000	843,846
9.38% 11/30/29		55,000	58,882
Sprint LLC 7.88% 9/15/23		785,000	786,896

LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25		212,188	$ 209,418
Steel Dynamics, Inc. 5.00% 12/15/26		46,000	45,294
Tap Rock Resources LLC 7.00% 10/1/26		170,000	175,100
•Texas Capital Bank NA 10.04% (LIBOR03M + 4.50%) 9/30/24		597,818	563,915
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	406,176
T-Mobile USA, Inc.
2.70% 3/15/32		530,000	437,796
3.50% 4/15/31		342,000	301,780
3.88% 4/15/30		552,000	508,540
4.95% 3/15/28		362,000	356,231
Topaz Solar Farms LLC 5.75% 9/30/39		578,508	567,259
Transocean Titan Financing Ltd. 8.38% 2/1/28		158,000	161,358
Transocean, Inc. 8.75% 2/15/30		169,000	171,535
Union Pacific Corp. 3.00% 4/15/27		426,000	400,385
UnitedHealth Group, Inc.
4.25% 1/15/29		1,433,000	1,392,226
5.35% 2/15/33		914,000	949,742
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		563,000	558,532
•USB Capital IX 6.28% (LIBOR03M + 1.02%) 7/31/23		411,000	314,171
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	98,557
2.55% 3/21/31		1,460,000	1,219,002
3.15% 3/22/30		678,000	602,463
4.25% 10/31/30	EUR	363,000	400,723
Vertiv Group 4.13% 11/15/28		410,000	369,399
Viasat, Inc. 5.63% 4/15/27		592,000	552,727
Vistra Operations Co. LLC
5.13% 5/13/25		295,000	287,612
5.63% 2/15/27		1,041,000	997,775
VMware, Inc.
1.40% 8/15/26		462,000	407,965
2.20% 8/15/31		229,000	179,948
Waste Management, Inc. 1.15% 3/15/28		557,000	473,680
Wells Fargo & Co.
1.38% 10/26/26	EUR	415,000	410,070
1.50% 5/24/27	EUR	634,000	619,879
μ 4.81% 7/25/28		835,000	816,148
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Welltower OP LLC 4.00% 6/1/25		312,000	$ 301,442
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25		59,000	58,046
Xerox Holdings Corp. 5.00% 8/15/25		1,315,000	1,241,445
			108,833,684
Zambia–0.01%
First Quantum Minerals Ltd. 7.50% 4/1/25		200,000	199,751
			199,751
Total Corporate Bonds (Cost $191,641,417)			180,734,412
ΔLOAN AGREEMENTS–2.29%
Australia–0.02%
=πOafit A Note Upsize
8.00% 1/21/24	AUD	122,271	80,229
8.00% 3/28/26	AUD	654,710	418,167
			498,396
Belgium–0.02%
•Apollo Finco 8.78% (EURIBOR06M + 4.85%) 9/29/28	EUR	604,908	441,148
			441,148
Canada–0.15%
•KDC/ONE Development Corp., Inc. 8.42% (EURIBOR01M + 5.00%) 12/22/25	EUR	2,671,658	2,867,940
•Kronos Acquisition Holdings, Inc. 11.38% (SOFRTE03M + 6.00%) 12/22/26		189,573	185,545
			3,053,485
France–0.16%
•Babilou Group 7.05% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	3,289,228
			3,289,228
Germany–0.06%
•Iris BidCo GmbH 8.24% (EURIBOR03M + 5.00%) 6/29/28	EUR	1,309,000	1,286,972
			1,286,972
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.72% (EURIBOR06M + 7.00%) 7/6/27	EUR	618,136	628,980

LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Jersey (continued)
=π•Vita Global FinCo Ltd. (continued)
11.18% (SONIA + 7.00%) 7/6/27	GBP	378,450	$ 449,391
			1,078,371
Luxembourg–0.05%
=π•Luxembourg Life Fund 14.27% (LIBOR01M + 9.25%) 5/27/26		1,050,159	1,043,648
			1,043,648
Netherlands–0.24%
•Median BV 8.86% (EURIBOR06M + 4.93%) 10/14/27	EUR	868,038	873,558
•Ziggo BV 6.10% (EURIBOR06M + 3.00%) 1/31/29	EUR	4,186,717	4,273,099
			5,146,657
Sweden–0.05%
•OptiGroup AB B1 8.57% (EURIBOR01M + 5.25%) 3/16/29	EUR	990,000	1,020,873
			1,020,873
United Kingdom–0.17%
+HNVR Holdco Ltd. 0.00% 9/12/25	EUR	1,051,089	1,137,923
=π•Mercia A-1 6.85% (SONIA + 2.40%) 4/9/26	GBP	455,980	574,002
=π•Mercia A-2 6.85% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,750,195
=π•Mercia B-1 6.85% (SONIA + 2.40%) 4/9/26	GBP	80,087	100,816
			3,562,936
United States–1.32%
•Aimbridge Acquisition Co., Inc. 9.90% (LIBOR01M + 4.75%) 2/2/26		1,046,691	1,021,184
•Altar Bidco, Inc. 10.51% (SOFR CME01M + 5.60%) 2/1/30		1,128,005	990,535
•American Auto Auction Group LLC 10.24% (SOFRTE03M + 5.00%) 12/30/27		172,561	160,481
•Avaya, Inc. 14.83% (SOFR CME01M + 10.00%) 12/15/27		46,564	10,943
•City Brewing Co. LLC 8.76% (LIBOR03M + 3.50%) 4/5/28		261,829	168,880
=π✠CML ST Regis Aspen 7.29% 2/9/27		1,200,486	1,156,103
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=π•CML Trigrams 7.20% (LIBOR01M + 2.25%) 9/15/24		1,916,074	$ 1,908,036
=π•Cypher Bidco 8.10% (EURIBOR06M + 4.50%) 12/30/28	EUR	1,485,170	1,509,282
•Davis-Standard LLC 10.99% (SOFR CME06M + 5.75%) 12/10/28		535,366	519,305
•Digital Room Holdings, Inc. 10.45% (LIBOR01M + 5.25%) 12/21/28		358,168	320,561
•DirecTV Financing LLC 10.22% (SOFR CME01M + 5.00%) 8/2/27		532,522	520,024
•ECL Entertainment LLC 12.72% (SOFR CME01M + 7.50%) 5/1/28		875,681	877,870
•Emerald Technologies Acquisitionco, Inc. 11.66% (SOFRTE03M + 6.25%) 12/29/27		430,629	409,098
=π•Galaxy Universal LLC 10.98% (LIBOR03M + 5.75%) 11/12/26		1,347,283	1,300,129
•GoTo Group, Inc. 9.93% (LIBOR01M + 4.75%) 8/31/27		1,079,048	670,811
=π•Green Plains Operating Co. LLC 10.51% (LIBOR03M + 8.00%) 7/20/26		1,001,518	1,007,828
•Hilton Domestic Operating Co., Inc. 6.94% (SOFR CME01M + 1.75%) 6/22/26		2,022,069	2,018,995
•Hydrofarm Holdings LLC 10.69% (LIBOR01M + 5.50%) 9/27/28		267,206	219,109
+Indy U.S. Bidco LLC 0.00% 3/6/28	EUR	3,218,000	3,339,420
•J&J Ventures Gaming LLC 9.54% (LIBOR03M + 4.00%) 4/26/28		406,365	401,411
•Jack Ohio Finance LLC 9.97% (LIBOR01M + 4.75%) 10/4/28		207,264	199,363
•Maverick Gaming LLC 12.98% (LIBOR03M + 7.50%) 9/3/26		342,764	262,215
•Naked Juice LLC 11.34% (SOFRTE03M + 6.00%) 1/24/30		53,053	41,779
=πOpenDoor 10.00% 4/1/26		1,413,778	1,334,606
π•Profrac Services LLC 12.41% (SOFRTE03M + 7.25%) 3/4/25		367,855	367,855

LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
+Quartz Acquireco LLC 0.00% 6/28/30	452,000	$ 451,435
•Redstone Holdco 2 LP
10.01% (LIBOR03M + 4.75%) 4/27/28	905,245	750,792
13.04% (LIBOR03M + 7.75%) 4/27/29	742,791	453,102
•Roper Industrial Products Investment Co. LLC 9.74% (SOFR CME03M + 4.50%) 11/22/29	1,068,000	1,062,660
•SCIH Salt Holdings, Inc. 9.19% (LIBOR03M + 4.00%) 3/16/27	786,097	773,566
=π✠Sheraton Austin 6.20% 6/1/26	1,342,767	1,289,488
•Signal Parent, Inc. 8.70% (SOFR CME01M + 3.50%) 4/3/28	419,975	338,781
=π✠Starwood Property Trust, Inc. 5.39% 6/9/26	1,400,568	1,333,779
•Vaco Holdings LLC 10.59% (SOFR CME06M + 5.00%) 1/21/29	429,569	391,178
		27,580,604
Total Loan Agreements (Cost $49,472,982)		48,002,318
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.70%
Cayman Islands–0.11%
•Arbor Realty Commercial Real Estate Notes 7.00% (TSFR01M + 1.85%) 5/15/37	898,000	885,837
•Gracie Point International Funding 7.57% (LIBOR01M + 2.40%) 11/1/23	222,000	222,001
•Greystone CRE Notes Ltd. 6.28% (TSFR01M + 1.13%) 7/15/39	361,500	352,994
•Gulf Stream Meridian 1 Ltd. 6.63% (LIBOR03M + 1.37%) 4/15/33	388,191	383,978
•MF1 Ltd. 6.32% (TSFR01M + 1.21%) 7/16/36	216,116	210,472
•Voya CLO Ltd. 6.29% (LIBOR03M + 1.04%) 4/20/34	150,000	146,938
		2,202,220
United States–0.59%
•AccessLex Institute 5.70% (LIBOR03M + 0.30%) 5/25/36	182,833	176,780
•FS Rialto Issuer LLC 7.66% (TSFR01M + 2.58%) 8/17/37	951,843	947,948
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	598,859	$ 459,415
Mariner Finance Issuance Trust 2.19% 8/21/34	676,000	649,983
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60	323,000	286,076
C 3.48% 4/15/60	811,000	711,977
D 4.00% 4/15/60	276,000	246,709
• A 6.26% (PRIME minus 1.99%) 4/15/60	1,131,902	1,057,263
Nelnet Student Loan Trust
C 3.57% 4/20/62	690,108	567,740
D 4.93% 4/20/62	655,600	552,102
Oportun Issuance Trust
A 1.47% 5/8/31	783,000	709,466
B 1.96% 5/8/31	100,000	89,418
Pagaya AI Debt Selection Trust 3.00% 1/25/29	565,013	542,253
Progress Residential Trust 3.44% 5/17/26	300,515	259,427
•Ready Capital Mortgage Financing LLC 7.64% (TSFR01M + 2.55%) 10/25/39	1,367,556	1,365,891
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,477,962
•SLM Private Education Loan Trust 9.94% (LIBOR01M + 4.75%) 10/15/41	482,849	503,706
SMB Private Education Loan Trust
B 2.30% 1/15/53	211,400	188,868
C 2.99% 1/15/53	1,372,910	1,176,294
C 3.00% 1/15/53	100,000	86,898
D2 3.86% 1/15/53	434,373	395,213
		12,451,389
Total Non-Agency Asset-Backed Securities (Cost $15,249,498)		14,653,609
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.50%
United States–0.50%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,413,797	1,156,586
A2 2.69% 12/25/60	208,229	143,999
B1 3.73% 12/25/60	137,618	88,557
CSMC Lion 3.95% 2/15/27	802,080	728,682
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	4,367,493	3,487,682
A3A 2.50% 2/25/52	1,709,313	1,456,922
A4A 2.50% 2/25/52	672,085	456,824
=πMCM Trust 3.00% 8/25/28	400,775	258,308

LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
=MCM Trust CMO 3.00% 8/25/28	631,558	$ 605,546
=^TVC DSCR 0.00% 2/1/51	1,891,504	1,760,797
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	412,323
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,611,557)		10,556,226
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.08%
Bermuda–0.03%
•RIAL Issuer Ltd. 7.34% (TSFR01M + 2.25%) 1/19/37	570,000	559,753
		559,753
Cayman Islands–0.04%
•MF1 Trust 8.52% (TSFR01M + 3.37%) 12/15/34	852,297	778,095
		778,095
United States–2.01%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	442,241
•Alen Mortgage Trust 8.29% (LIBOR01M + 3.10%) 4/15/34	576,000	401,215
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	117,240
•BAMLL Commercial Mortgage Securities Trust 6.04% (LIBOR01M + 0.85%) 9/15/34	270,894	269,034
BANK 3.54% 11/15/54	84,029	77,087
•Bayview Commercial Asset Trust
M1 5.66% (LIBOR01M + 0.51%) 10/25/36	13,007	12,244
M6 5.85% (LIBOR01M + 1.05%) 11/25/35	11,916	10,885
•BBCMS Mortgage Trust 6.47% (LIBOR01M + 1.27%) 3/15/37	188,000	140,607
•Beast Mortgage Trust
A 6.01% (TSFR01M + 0.86%) 4/15/36	216,000	207,975
B 6.36% (TSFR01M + 1.21%) 4/15/36	515,000	491,825
C 6.61% (TSFR01M + 1.46%) 4/15/36	637,000	598,346
D 6.86% (TSFR01M + 1.71%) 4/15/36	782,000	727,064
E 7.36% (TSFR01M + 2.21%) 4/15/36	511,000	476,488
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Beast Mortgage Trust (continued)
F 8.16% (TSFR01M + 3.01%) 4/15/36	487,000	$ 454,759
G 9.06% (TSFR01M + 3.91%) 4/15/36	550,000	519,014
H 10.16% (TSFR01M + 5.02%) 4/15/36	394,000	373,152
Benchmark Mortgage Trust
*• XA 1.38% 2/15/54	6,182,502	396,374
A5 2.58% 4/15/54	180,000	142,905
•BHMS Mortgage Trust
A 6.44% (LIBOR01M + 1.25%) 7/15/35	697,744	678,648
C 7.09% (LIBOR01M + 1.90%) 7/15/35	287,769	275,362
•BOCA Commercial Mortgage Trust 6.92% (TSFR01M + 1.77%) 5/15/39	259,856	257,989
BWAY Mortgage Trust 3.63% 3/10/33	487,544	436,715
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	83,056
• A 5.88% (LIBOR01M + 0.69%) 10/15/38	302,109	293,240
• A 6.17% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,349,908
• A 6.18% (TSFR01M + 1.03%) 10/15/36	247,456	245,913
• B 7.41% (TSFR01M + 2.26%) 2/15/33	814,304	791,944
• F 7.44% (LIBOR01M + 2.24%) 10/15/38	1,502,243	1,423,425
• G 7.56% (TSFR01M + 2.41%) 10/15/36	948,439	929,592
• J 7.91% (TSFR01M + 2.76%) 10/15/36	1,195,065	1,154,380
• G 7.99% (LIBOR01M + 2.80%) 6/15/38	958,217	906,754
• F 8.00% (LIBOR01M + 2.80%) 5/15/38	1,127,000	1,062,259
• G 8.51% (TSFR01M + 3.36%) 10/15/37	70,000	66,767
• C 9.51% (TSFR01M + 4.36%) 2/15/33	537,575	523,089
•BX Trust
D 4.08% 12/9/41	317,000	261,621
E 4.08% 12/9/41	1,319,000	1,053,618
E 7.44% (LIBOR01M + 2.24%) 10/15/36	907,059	854,937
E 7.51% (TSFR01M + 2.36%) 1/15/34	322,063	310,000
F 8.26% (TSFR01M + 3.11%) 1/15/34	495,183	472,461

LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•CAMB Commercial Mortgage Trust 7.34% (LIBOR01M + 2.15%) 12/15/37	160,151	$ 156,151
•CD Mortgage Trust 3.91% 11/13/50	33,602	27,815
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	72,459
•Cold Storage Trust 6.09% (LIBOR01M + 0.90%) 11/15/37	658,604	647,503
COMM Mortgage Trust 3.53% 12/10/47	143,515	137,244
•Credit Suisse Mortgage Capital Certificates
B 6.42% (LIBOR01M + 1.23%) 5/15/36	100,749	99,963
C 6.62% (LIBOR01M + 1.43%) 5/15/36	235,414	232,915
D 6.79% (LIBOR01M + 1.60%) 5/15/36	666,342	658,434
E 7.34% (LIBOR01M + 2.15%) 5/15/36	621,454	607,479
F 7.84% (LIBOR01M + 2.65%) 5/15/36	880,809	860,850
CSAIL Commercial Mortgage Trust
A3 2.56% 3/15/53	1,373,995	1,122,615
• C 4.80% 11/15/48	68,170	60,179
CSMC Trust
A 2.26% 8/15/37	450,146	399,298
• E 10.06% (LIBOR01M + 4.86%) 10/15/37	126,000	113,276
•DBGS Mortgage Trust
D 6.74% (LIBOR01M + 1.55%) 5/15/35	229,024	223,879
F 7.44% (LIBOR01M + 2.25%) 5/15/35	760,411	732,416
•DBWF Mortgage Trust
B 6.60% (LIBOR01M + 1.45%) 12/19/30	261,192	255,992
C 7.00% (LIBOR01M + 1.85%) 12/19/30	228,110	222,983
•ELP Commercial Mortgage Trust 7.86% (LIBOR01M + 2.67%) 11/15/38	649,641	619,207
•Extended Stay America Trust
D 7.44% (LIBOR01M + 2.25%) 7/15/38	1,342,487	1,304,758
E 8.04% (LIBOR01M + 2.85%) 7/15/38	934,826	906,218
•GS Mortgage Securities Corp. Trust
A 6.14% (LIBOR01M + 0.95%) 10/15/36	163,892	154,202
A 6.34% (LIBOR01M + 1.15%) 5/15/26	209,172	175,912
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust (continued)
A 7.34% (TSFR01M + 2.19%) 8/15/39	148,848	$ 148,894
E 8.13% (LIBOR01M + 2.94%) 11/15/36	1,257,875	1,198,950
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	404,903
Independence Plaza Trust 3.91% 7/10/35	242,000	223,996
JP Morgan Chase Commercial Mortgage Securities Trust
• C 3.56% 1/5/39	310,000	216,494
A5 4.03% 3/10/52	167,000	148,230
• A 7.33% (TSFR01M + 2.18%) 9/15/39	194,000	194,061
• E 7.71% (TSFR01M + 2.56%) 4/15/38	835,000	801,893
• F 8.21% (TSFR01M + 3.06%) 4/15/38	364,000	348,743
•KKR Industrial Portfolio Trust 5.81% (TSFR01M + 0.66%) 12/15/37	208,200	204,561
•Med Trust
A 6.14% (LIBOR01M + 0.95%) 11/15/38	174,164	168,725
F 9.19% (LIBOR01M + 4.00%) 11/15/38	1,610,726	1,520,179
G 10.44% (LIBOR01M + 5.25%) 11/15/38	1,726,399	1,599,051
•MHC Commercial Mortgage Trust
E 7.36% (TSFR01M + 2.22%) 4/15/38	1,272,296	1,234,159
F 7.86% (TSFR01M + 2.72%) 4/15/38	256,281	247,959
•MHP Trust 7.94% (LIBOR01M + 2.75%) 7/15/38	387,313	357,231
Morgan Stanley Bank of America Merrill Lynch Trust
A4 3.72% 12/15/49	131,000	121,675
• C 4.47% 5/15/48	75,473	63,870
Morgan Stanley Capital I Trust
A3 2.70% 2/15/53	110,000	91,405
• A 4.42% 7/11/40	234,000	190,616
•PKHL Commercial Mortgage Trust 8.54% (LIBOR01M + 3.35%) 7/15/38	218,752	193,149
•SREIT Trust
A 5.92% (LIBOR01M + 0.73%) 11/15/38	177,006	171,865
F 7.81% (LIBOR01M + 2.62%) 11/15/36	420,754	400,780
F 7.82% (LIBOR01M + 2.62%) 11/15/38	967,617	922,893
•Starwood Trust 7.12% (LIBOR01M + 1.92%) 7/15/36	322,426	304,706

LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	$ 116,048
•VNDO Trust 4.03% 1/10/35		267,100	232,029
Wells Fargo Commercial Mortgage Trust
*• XA 1.66% 4/15/54		2,824,222	223,026
*• XA 1.93% 7/15/53		3,410,472	319,786
• A 3.87% 6/15/36		269,000	234,931
• AS 3.87% 5/15/48		383,992	355,843
• C 3.90% 7/15/50		48,308	38,866
• B 4.19% 11/15/50		181,742	151,589
			42,232,987
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $45,123,610)			43,570,835
ΔSOVEREIGN BONDS–6.79%
Argentina–0.16%
Argentina Government International Bonds
φ 0.50% 7/9/30		3,813,572	1,266,359
1.00% 7/9/29		397,080	128,536
φ 1.50% 7/9/35		4,657,374	1,389,327
φ 3.88% 1/9/38		572,678	201,883
φ 3.88% 1/9/38		998,945	352,165
			3,338,270
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	178,106
			178,106
Brazil–0.67%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	53,746,000	10,059,443
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	14,164,000	2,788,723
10.00% 1/1/27	BRL	6,260,000	1,179,656
			14,027,822
Canada–0.47%
Canada Government Bonds 0.25% 3/1/26	CAD	14,378,000	9,779,460
			9,779,460
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	223,402
			223,402
Colombia–0.14%
Colombia Government International Bonds
3.13% 4/15/31		506,000	381,018
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bonds (continued)
3.88% 4/25/27		201,000	$ 181,989
4.50% 1/28/26		396,000	376,666
8.00% 4/20/33		234,000	237,593
Colombia TES
5.75% 11/3/27	COP	3,083,600,000	636,040
7.00% 3/26/31	COP	5,165,700,000	1,043,673
			2,856,979
Czech Republic–0.35%
Czech Republic Government Bonds
1.20% 3/13/31	CZK	62,270,000	2,267,550
5.00% 9/30/30	CZK	108,700,000	5,154,177
			7,421,727
Dominican Republic–0.04%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	230,164
4.88% 9/23/32		300,000	254,968
5.95% 1/25/27		230,000	225,136
6.88% 1/29/26		200,000	201,183
			911,451
Egypt–0.01%
Egypt Government International Bonds 8.50% 1/31/47		220,000	116,358
			116,358
Guatemala–0.03%
Guatemala Government Bonds
3.70% 10/7/33		200,000	161,001
5.25% 8/10/29		200,000	190,061
5.25% 8/10/29		200,000	190,061
			541,123
Hungary–0.01%
Hungary Government International Bonds
5.25% 6/16/29		244,000	236,980
5.38% 3/25/24		42,000	41,849
			278,829
Indonesia–0.41%
Indonesia Government International Bonds 4.65% 9/20/32		440,000	430,478
Indonesia Treasury Bonds
7.13% 6/15/38	IDR	73,317,000,000	5,171,385
8.25% 5/15/36	IDR	37,113,000,000	2,845,567
Perusahaan Penerbit SBSN Indonesia III 4.40% 6/6/27		200,000	196,699
			8,644,129

LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast–0.02%
Ivory Coast Government International Bonds 6.38% 3/3/28		429,000	$ 413,022
			413,022
Mexico–0.85%
Mexico Bonos
7.50% 5/26/33	MXN	81,802,000	4,399,731
7.75% 5/29/31	MXN	184,634,800	10,197,575
8.50% 5/31/29	MXN	45,263,900	2,618,124
Mexico Government International Bonds
2.66% 5/24/31		350,000	290,956
3.75% 1/11/28		226,000	214,897
4.88% 5/19/33		200,000	190,812
			17,912,095
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	201,650
			201,650
Nigeria–0.02%
Nigeria Government International Bonds
7.63% 11/28/47		223,000	157,784
8.38% 3/24/29		200,000	179,750
			337,534
Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	213,900
6.75% 1/17/48		200,000	191,829
			405,729
Panama–0.04%
Panama Government International Bonds
3.16% 1/23/30		200,000	174,901
3.88% 3/17/28		224,000	212,042
6.40% 2/14/35		338,000	352,138
6.85% 3/28/54		200,000	207,949
			947,030
Paraguay–0.01%
Paraguay Government International Bonds 5.60% 3/13/48		200,000	174,938
			174,938
Peru–0.04%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	239,488
Peruvian Government International Bonds
1.86% 12/1/32		432,000	332,545
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
2.78% 1/23/31		227,000	$ 194,053
			766,086
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	147,242
			147,242
Poland–0.01%
Republic of Poland Government International Bonds
4.88% 10/4/33		97,000	95,153
5.50% 4/4/53		147,000	147,824
			242,977
Romania–0.04%
Romania Government International Bonds
2.12% 7/16/31	EUR	141,000	116,434
2.50% 2/8/30	EUR	266,000	238,611
2.88% 3/11/29	EUR	252,000	238,877
5.25% 11/25/27		242,000	235,874
			829,796
Saudi Arabia–0.03%
Saudi Government International Bonds
2.25% 2/2/33		211,000	169,800
4.50% 4/17/30		283,000	277,708
5.00% 1/18/53		214,000	197,993
			645,501
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	166,954
			166,954
South Africa–0.30%
Republic of South Africa Government Bonds
8.00% 1/31/30	ZAR	29,235,624	1,371,358
8.25% 3/31/32	ZAR	19,496,467	869,306
8.75% 1/31/44	ZAR	13,226,395	515,212
9.00% 1/31/40	ZAR	73,919,326	3,016,274
Republic of South Africa Government International Bonds
4.85% 9/30/29		200,000	175,640
5.00% 10/12/46		300,000	198,900
5.88% 4/20/32		200,000	176,900
			6,323,590
Spain–2.86%
Spain Government Bonds
2.55% 10/31/32	EUR	26,865,000	27,462,149
2.90% 10/31/46	EUR	2,535,000	2,390,456
3.15% 4/30/33	EUR	23,516,000	25,143,348

LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain (continued)
Spain Government Bonds (continued)
3.45% 7/30/66	EUR	1,982,000	$ 1,957,946
3.90% 7/30/39	EUR	2,609,000	2,907,138
			59,861,037
Ukraine–0.01%
**πUkraine Government International Bonds
7.25% 3/15/35		338,000	77,740
7.75% 9/1/25		200,000	50,073
7.75% 9/1/26		290,000	68,710
			196,523
United Kingdom–0.19%
United Kingdom Gilt 0.50% 10/22/61	GBP	10,123,992	4,071,959
			4,071,959
Uruguay–0.01%
Uruguay Government International Bonds 5.75% 10/28/34		251,000	270,990
			270,990
Total Sovereign Bonds (Cost $142,076,167)			142,232,309
U.S. TREASURY OBLIGATIONS–4.92%
U.S. Treasury Bonds
2.38% 2/15/42		3,129,100	2,436,176
×3.25% 5/15/42		7,972,800	7,114,478
3.38% 8/15/42		4,030,400	3,658,375
×4.00% 11/15/52		6,117,500	6,283,820
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27		5,689,281	5,265,474
0.50% 4/15/24		18,978,546	18,519,280
0.63% 1/15/24		33,015,628	32,455,910
×0.63% 7/15/32		9,165,706	8,422,066
U.S. Treasury Notes
0.75% 12/31/23		4,355,000	4,258,033
4.00% 12/15/25		14,898,000	14,664,637
Total U.S. Treasury Obligations (Cost $105,209,114)			103,078,249

	Number of Shares
EXCHANGE-TRADED FUNDS–2.48%
Health Care Select Sector SPDR® Fund	4,457	591,578
Industrial Select Sector SPDR® Fund	12,712	1,364,252
Invesco QQQ Trust Series 1 ETF	26,900	9,937,398
iShares Biotechnology ETF	2,106	267,378
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	74,941	$ 8,104,120
iShares JP Morgan USD Emerging Markets Bond ETF	30,790	2,664,567
iShares Latin America 40 ETF	39,605	1,076,068
iShares MSCI Brazil ETF	44,366	1,438,789
iShares MSCI China ETF	16,664	745,547
iShares MSCI Emerging Markets ETF	5,642	223,197
SPDR® Bloomberg Barclays High Yield Bond ETF	7,760	714,153
SPDR® Gold Shares	134,972	24,061,458
VanEck Semiconductor ETF	5,864	892,794
Total Exchange-Traded Funds (Cost $51,405,200)		52,081,299
MONEY MARKET FUND–9.94%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	208,238,713	208,238,713
Total Money Market Fund (Cost $208,238,713)		208,238,713

	Principal Amount°
SHORT-TERM INVESTMENTS–2.60%
DISCOUNTED COMMERCIAL PAPER–1.86%
3M Co. 5.63% 9/7/23	2,275,000	2,252,230
AT&T, Inc.
5.67% 12/19/23	2,808,000	2,731,113
5.73% 12/19/23	765,000	744,053
5.76% 12/19/23	765,000	744,053
5.76% 12/20/23	765,000	743,920
6.01% 2/21/24	5,928,000	5,701,905
6.07% 1/23/24	4,682,000	4,529,289
Bayer Corp. 6.16% 9/1/23	4,682,000	4,637,944
Citibank N.A. 5.00% 9/21/23	3,240,000	3,235,225
Enel Finance America LLC 5.34% 9/6/23	880,000	870,816
General Motors Financial Co., Inc.
5.66% 8/10/23	1,220,000	1,212,639
5.81% 10/10/23	1,555,000	1,528,442
6.04% 1/22/24	1,370,000	1,322,493
6.05% 1/25/24	988,000	953,235
HSBC USA, Inc.
5.70% 11/20/23	805,000	786,901
6.64% 6/24/24	750,000	704,048
Johnson & Johnson 5.23% 8/14/23	2,266,000	2,252,014

LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
DISCOUNTED COMMERCIAL PAPER (continued)
Societe Generale SA 5.78% 3/6/24		1,705,000	$ 1,641,436
UBS AG
6.13% 6/25/24		1,240,000	1,169,111
6.28% 6/18/24		1,240,000	1,170,461
			38,931,328
ΔSOVEREIGN BOND–0.74%
≠Japan Treasury Discount Bills 0.00% 7/10/23	JPY	2,244,850,000	15,557,661
			15,557,661
Total Short-Term Investments (Cost $55,908,885)			54,488,989

	Notional Amount
OPTIONS PURCHASED–0.37%
Over-The-Counter–0.03%
Call Swaptions–0.02%
10 yr Constant Maturity Swap Receive 0.07%, expiration date 9/27/23, notional amount $135,033,393 GSI	135,033,393	19,876
10 yr Constant Maturity Swap Receive 2.80%, expiration date 9/22/23, notional amount $3,473,624 MSC	3,473,624	6,741
10 yr Constant Maturity Swap Receive 2.81%, expiration date 9/21/23, notional amount $8,107,636 MSC	8,107,636	15,861
10 yr Constant Maturity Swap Receive 2.82%, expiration date 11/7/23, notional amount $5,217,938 GSI	5,217,938	23,378
10 yr Constant Maturity Swap Receive 2.85%, expiration date 8/7/23, notional amount $11,032,583 GSI	11,032,583	3,312
10 yr Constant Maturity Swap Receive 2.85%, expiration date 8/9/23, notional amount $13,122,351 JPMC	13,122,351	4,636
10 yr Constant Maturity Swap Receive 2.85%, expiration date 11/14/23, notional amount $4,038,938 CITI	4,038,938	72,379
10 yr Constant Maturity Swap Receive 2.90%, expiration date 10/30/23, notional amount $12,576,416 JPMC	12,576,416	62,759
10 yr Constant Maturity Swap Receive 3.05%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	86,157
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
2 yr Constant Maturity Swap Receive 2.75%, expiration date 10/19/23, notional amount $15,903,634 GSI	15,903,634	$ 31,053
		326,152
Put Swaptions–0.00%
10 yr Constant Maturity Swap Pay 4.40%, expiration date 10/30/23, notional amount $12,576,416 JPMC	12,576,416	29,166
10 yr Constant Maturity Swap Pay 4.55%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	17,949
10 yr Constant Maturity Swap Pay 4.82%, expiration date 11/7/23, notional amount $5,217,938 GSI	5,217,938	4,816
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $1,055,000 MSC	1,055,000	236
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $1,220,000 BNP	1,220,000	305
CDX.NA.HY.S40.V1, expiration date 8/16/23, notional amount $2,085,000 BNP	2,085,000	3,181
CDX.NA.HY.S40.V1, expiration date 8/16/23, notional amount $1,975,000 JPMC	1,975,000	3,578
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $1,760,000 MSC	1,760,000	871
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $2,040,000 BCLY	2,040,000	4,443
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $10,280,000 MSC	10,280,000	487
		65,032

	Number of Contracts
Call Options–0.01%
EUR vs USD Strike price EUR1.09, expiration date 7/27/23, notional amount EUR9,847,568 BOA	9,034,466	83,747
EUR vs USD Strike price EUR1.115, expiration date 8/7/23, notional amount EUR9,694,642 JPMC	8,694,746	18,472

LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Call Options (continued)
ING Groep Strike price EUR12, expiration date 7/21/23, notional amount EUR692,160 GSI	57,680	$ 33,251
TOPIX Banks Index Strike price JPY218.8725, expiration date 7/14/23, notional amount JPY93,144,694 BNP	425,566	16,732
TOPIX Banks Index Strike price JPY226.71, expiration date 7/14/23, notional amount JPY160,735,803 GSI	708,993	11,688
TOPIX Banks Index Strike price JPY227.5958, expiration date 7/14/23, notional amount JPY64,636,069 JPMC	283,995	4,186
USD vs CNH Strike price CNH7.4, expiration date 7/13/23, notional amount CNH77,618,600 BOA	10,489,000	4,594
		172,670
Put Options–0.00%
USD vs MXN Strike price MXN17, expiration date 7/13/23, notional amount MXN288,375,709 MSC	16,963,277	41,849
		605,703
Centrally Cleared–0.34%
Call Options–0.31%
Activision Blizzard Strike price $85, expiration date 8/18/23, notional amount $1,207,000	142	62,480
Advanced Micro Devices Strike price $125, expiration date 7/21/23, notional amount $5,112,500	409	46,626
Advanced Micro Devices Strike price $130, expiration date 8/18/23, notional amount $3,107,000	239	66,920
Advanced Micro Devices Strike price $130, expiration date 9/15/23, notional amount $2,795,000	215	90,515
Advanced Micro Devices Strike price $140, expiration date 7/21/23, notional amount $560,000	40	960
Advanced Micro Devices Strike price $140, expiration date 8/18/23, notional amount $6,468,000	462	66,990
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Alphabet Strike price $125, expiration date 7/21/23, notional amount $2,925,000	234	$ 27,846
Alphabet Strike price $130, expiration date 7/21/23, notional amount $6,773,000	521	19,798
Alphabet Strike price $130, expiration date 8/18/23, notional amount $7,176,000	552	109,296
Amazon.com Strike price $125, expiration date 8/18/23, notional amount $2,450,000	196	196,980
Amazon.com Strike price $135, expiration date 8/18/23, notional amount $3,672,000	272	127,412
Apple Strike price $190, expiration date 8/18/23, notional amount $7,999,000	421	357,850
Apple Strike price $195, expiration date 9/15/23, notional amount $5,031,000	258	195,822
Archer-Daniels-Midland Strike price $82.5, expiration date 9/15/23, notional amount $1,468,500	178	11,926
Barclays Strike price GBP1.6, expiration date 9/15/23, notional amount GBP982,400	614	31,191
Boston Scientific Strike price $55, expiration date 8/18/23, notional amount $1,380,500	251	31,375
Boston Scientific Strike price $57.5, expiration date 8/18/23, notional amount $1,449,000	252	9,828
CBOE Volatility Index Strike price $28, expiration date 7/19/23, notional amount $330,400	118	1,416
ConocoPhillips Strike price $110, expiration date 8/18/23, notional amount $2,607,000	237	41,712
Constellation Brands Strike price $235, expiration date 7/21/23, notional amount $1,410,000	60	73,800
Constellation Brands Strike price $260, expiration date 7/21/23, notional amount $2,548,000	98	3,038

LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Delta Air Lines Strike price $48, expiration date 8/18/23, notional amount $2,280,000	475	$ 93,575
Delta Air Lines Strike price $50, expiration date 9/15/23, notional amount $3,075,000	615	106,395
DR Horton Strike price $125, expiration date 8/18/23, notional amount $1,775,000	142	52,540
DR Horton Strike price $130, expiration date 8/18/23, notional amount $923,000	71	13,987
Eli Lilly & Strike price $460, expiration date 7/21/23, notional amount $1,380,000	30	47,220
Eli Lilly & Strike price $480, expiration date 9/15/23, notional amount $1,248,000	26	40,248
Equitrans Midstream Strike price $11, expiration date 7/21/23, notional amount $42,900	39	195
Equitrans Midstream Strike price $12, expiration date 10/20/23, notional amount $51,600	43	344
First Solar Strike price $210, expiration date 8/18/23, notional amount $1,365,000	65	36,400
Ford Motor Strike price $16, expiration date 9/15/23, notional amount $1,292,800	808	42,179
Freeport-McMoRan Strike price $40, expiration date 8/18/23, notional amount $1,704,000	426	90,836
General Motors Strike price $40, expiration date 9/15/23, notional amount $968,000	242	37,497
Hilton Worldwide Holdings Strike price $155, expiration date 7/21/23, notional amount $1,860,000	120	3,600
Humana Strike price $465, expiration date 8/18/23, notional amount $2,697,000	58	48,720
Invesco QQQ Trust Series 1 Strike price $372, expiration date 7/7/23, notional amount $36,530,400	982	184,616
iShares MSCI Japan ETF Strike price $65, expiration date 7/21/23, notional amount $11,134,500	1,713	22,269
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
JPMorgan Chase & Strike price $145, expiration date 8/18/23, notional amount $5,075,000	350	$ 148,750
Kroger Strike price $50, expiration date 7/21/23, notional amount $1,720,000	344	2,063
L3Harris Technologies Strike price $180, expiration date 8/18/23, notional amount $720,000	40	74,000
Lennar Strike price $135, expiration date 8/18/23, notional amount $1,917,000	142	14,484
Lockheed Martin Strike price $460, expiration date 7/21/23, notional amount $920,000	20	18,400
LVMH Moet Hennessy Louis Vuitton Strike price EUR930, expiration date 7/21/23, notional amount EUR5,952,000	64	19,205
Mastercard Strike price $395, expiration date 7/21/23, notional amount $2,528,000	64	31,040
McCormick &Inc/MD Strike price $95, expiration date 8/18/23, notional amount $3,895,000	410	12,300
McDonald's Strike price $310, expiration date 7/21/23, notional amount $2,635,000	85	2,295
Merck & Strike price $120, expiration date 7/21/23, notional amount $2,268,000	189	7,560
Micron Technology Strike price $62.5, expiration date 7/21/23, notional amount $750,000	120	25,920
Micron Technology Strike price $72.5, expiration date 8/18/23, notional amount $2,291,000	316	17,696
Microsoft Strike price $330, expiration date 8/18/23, notional amount $2,343,000	71	143,491
Microsoft Strike price $340, expiration date 7/21/23, notional amount $3,876,000	114	83,448
Microsoft Strike price $340, expiration date 8/18/23, notional amount $2,516,000	74	103,230

LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Microsoft Strike price $355, expiration date 8/18/23, notional amount $5,396,000	152	$ 111,112
Microsoft Strike price $365, expiration date 9/15/23, notional amount $5,219,500	143	98,241
NVIDIA Strike price $420, expiration date 8/18/23, notional amount $1,512,000	36	97,200
NVIDIA Strike price $430, expiration date 9/15/23, notional amount $10,062,000	234	812,682
NVIDIA Strike price $440, expiration date 12/15/23, notional amount $2,552,000	58	291,740
Pfizer Strike price $40, expiration date 9/15/23, notional amount $1,404,000	351	11,934
Pfizer Strike price $42.5, expiration date 9/15/23, notional amount $1,802,000	424	5,088
Pfizer Strike price $47, expiration date 1/19/24, notional amount $1,687,300	359	6,462
Pfizer Strike price $50, expiration date 1/19/24, notional amount $2,985,000	597	5,970
Sabre Strike price $5, expiration date 10/20/23, notional amount $85,500	171	2,479
Sabre Strike price $5.5, expiration date 10/20/23, notional amount $38,500	70	770
Sabre Strike price $6, expiration date 1/19/24, notional amount $52,800	88	1,716
Salesforce Strike price $220, expiration date 7/21/23, notional amount $2,530,000	115	20,585
Shell Strike price $62.5, expiration date 8/18/23, notional amount $2,225,000	356	34,888
SPDR Gold Shares Strike price $198, expiration date 7/21/23, notional amount $16,651,800	841	841
SPDR S&P 500 ETF Trust Strike price $438, expiration date 7/7/23, notional amount $11,957,400	273	163,527
SPDR S&P 500 ETF Trust Strike price $440, expiration date 7/7/23, notional amount $1,804,000	41	17,835
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $442, expiration date 7/14/23, notional amount $60,465,600	1,368	$ 604,656
SPDR S&P 500 ETF Trust Strike price $448, expiration date 7/7/23, notional amount $61,286,400	1,368	77,976
SPDR S&P Regional Banking ETF Strike price $45, expiration date 7/21/23, notional amount $4,441,500	987	24,675
Tesla Strike price $260, expiration date 7/21/23, notional amount $1,820,000	70	115,430
Tesla Strike price $265, expiration date 8/18/23, notional amount $2,517,500	95	192,375
Toll Brothers Strike price $80, expiration date 8/18/23, notional amount $1,136,000	142	37,630
Toll Brothers Strike price $85, expiration date 8/18/23, notional amount $799,000	94	8,648
Uber Technologies Strike price $42.5, expiration date 7/21/23, notional amount $2,307,750	543	93,396
Uber Technologies Strike price $42.5, expiration date 8/18/23, notional amount $1,640,500	386	120,432
United Airlines Holdings Strike price $57.5, expiration date 8/18/23, notional amount $2,737,000	476	87,108
United Rentals Strike price $460, expiration date 9/15/23, notional amount $2,346,000	51	112,099
UnitedHealth Group Strike price $480, expiration date 8/18/23, notional amount $1,680,000	35	57,400
UnitedHealth Group Strike price $520, expiration date 7/21/23, notional amount $2,496,000	48	3,840
Valero Energy Strike price $120, expiration date 8/18/23, notional amount $1,104,000	92	38,640

LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Valero Energy Strike price $125, expiration date 9/15/23, notional amount $2,900,000	232	$ 83,012
Vinci Strike price EUR114, expiration date 7/21/23, notional amount EUR2,211,600	194	1,482
Walt Disney Strike price $95, expiration date 7/21/23, notional amount $3,752,500	395	14,220
Waste Management Strike price $175, expiration date 7/21/23, notional amount $3,097,500	177	26,550
		6,480,923
Put Options–0.03%
Air Transport Services Group Strike price $12.5, expiration date 9/15/23, notional amount $47,500	38	570
Air Transport Services Group Strike price $15, expiration date 9/15/23, notional amount $75,000	50	1,250
Alphabet Strike price $120, expiration date 8/18/23, notional amount $3,396,000	283	118,860
Amazon.com Strike price $120, expiration date 8/18/23, notional amount $2,820,000	235	55,460
Apple Strike price $180, expiration date 8/18/23, notional amount $4,230,000	235	39,480
Ford Motor Strike price $10, expiration date 7/21/23, notional amount $102,000	102	204
Frontier Communications Parent Strike price $12.5, expiration date 8/18/23, notional amount $67,500	54	8,100
Frontier Communications Parent Strike price $15, expiration date 7/21/23, notional amount $64,500	43	645
Frontier Communications Parent Strike price $15, expiration date 8/18/23, notional amount $67,500	45	9,112
Invesco QQQ Trust Series 1 Strike price $350, expiration date 7/21/23, notional amount $13,335,000	381	34,671
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Invesco Senior Loan ETF Strike price $20, expiration date 7/21/23, notional amount $272,000	136	$ 1,088
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $100, expiration date 8/18/23, notional amount $1,030,000	103	670
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $105, expiration date 7/21/23, notional amount $703,500	67	603
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $106, expiration date 7/21/23, notional amount $667,800	63	1,967
iShares iBoxx High Yield Corporate Bond ETF Strike price $71, expiration date 7/21/23, notional amount $1,128,900	159	477
iShares iBoxx High Yield Corporate Bond ETF Strike price $73, expiration date 7/21/23, notional amount $1,613,300	221	1,105
iShares iBoxx High Yield Corporate Bond ETF Strike price $73.5, expiration date 7/21/23, notional amount $690,900	94	658
iShares Russell 2000 ETF Strike price $150, expiration date 7/21/23, notional amount $660,000	44	176
iShares Russell 2000 ETF Strike price $181, expiration date 7/21/23, notional amount $1,248,900	69	5,988
Microsoft Strike price $325, expiration date 8/18/23, notional amount $3,445,000	106	65,720
NVIDIA Strike price $250, expiration date 7/21/23, notional amount $1,500,000	60	300
NVIDIA Strike price $380, expiration date 8/18/23, notional amount $1,368,000	36	27,360
PG&E Strike price $13, expiration date 9/15/23, notional amount $94,900	73	475

LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
PG&E Strike price $14, expiration date 9/15/23, notional amount $126,000	90	$ 765
Pitney Bowes Strike price $3, expiration date 7/21/23, notional amount $18,300	61	305
Pitney Bowes Strike price $3, expiration date 8/18/23, notional amount $18,900	63	819
Sabre Strike price $3, expiration date 7/21/23, notional amount $10,800	36	360
Shell Strike price $55, expiration date 7/21/23, notional amount $1,320,000	240	2,400
SPDR S&P 500 ETF Trust Strike price $350, expiration date 9/15/23, notional amount $1,120,000	32	1,888
SPDR S&P 500 ETF Trust Strike price $425, expiration date 8/18/23, notional amount $12,622,500	297	73,359
SPDR S&P 500 ETF Trust Strike price $430, expiration date 9/15/23, notional amount $13,158,000	306	153,000
SPDR S&P 500 ETF Trust Strike price $434, expiration date 7/14/23, notional amount $8,853,600	204	19,176
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
SPDR S&P 500 ETF Trust Strike price $438, expiration date 7/7/23, notional amount $11,957,400	273	$ 17,745
Spirit AeroSystems Holdings Strike price $20, expiration date 7/21/23, notional amount $66,000	33	165
Spirit AeroSystems Holdings Strike price $22, expiration date 8/18/23, notional amount $63,800	29	725
Spirit AeroSystems Holdings Strike price $26, expiration date 7/21/23, notional amount $93,600	36	900
United Parcel Service Strike price $160, expiration date 7/21/23, notional amount $640,000	40	560
Xerox Holdings Strike price $11, expiration date 7/21/23, notional amount $52,800	48	480
		647,586
		7,128,509
Total Options Purchased (Cost $12,318,473)		7,734,212

TOTAL INVESTMENTS–103.20% (Cost $2,016,515,780)	2,162,786,311

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.07)%
United States–(0.04)%
J M Smucker Co.	(5,376)	$ (793,874)
		(793,874)
France–(0.03)%
Pernod Ricard S.A.	(3,388)	(748,662)
		(748,662)
Total Common Stocks Sold Short (Proceeds $1,308,814)		(1,542,536)

Notional Amount
OPTIONS WRITTEN–(0.35)%
Over-The-Counter–(0.27)%

Call Swaptions–(0.01)%
2 yr Constant Maturity Swap Receive 3.09%, expiration date 10/24/23, notional amount $(50,305,665) CITI	(50,305,665)	(44,787)
2 yr Constant Maturity Swap Receive 2.95%, expiration date 10/30/23, notional amount $(50,305,666) JPMC	(50,305,666)	(41,039)
LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Call Swaptions (continued)
2 yr Constant Maturity Swap Receive 3.26%, expiration date 11/7/23, notional amount $(20,871,751) GSI	(20,871,751)	$ (28,995)
10 yr Constant Maturity Swap Receive 2.75%, expiration date 11/14/23, notional amount $(40,389,376) CITI	(40,389,376)	(32,010)
10 yr Constant Maturity Swap Receive 2.40%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(17,299)
10 yr Constant Maturity Swap Receive 2.41%, expiration date 7/19/23, notional amount $(27,510,094) MSC	(27,510,094)	(4)
10 yr Constant Maturity Swap Receive 0.57%, expiration date 9/27/23, notional amount $(135,033,393) GSI	(135,033,393)	(2,770)
2 yr Constant Maturity Swap Receive 2.45%, expiration date 10/19/23, notional amount $(15,903,634) GSI	(15,903,634)	(16,526)
10 yr Constant Maturity Swap Receive 2.55%, expiration date 8/9/23, notional amount $(13,122,351) JPMC	(13,122,351)	(874)
		(184,304)
Put Swaptions–(0.26)%
10 yr Constant Maturity Swap Receive 4.75%, expiration date 11/14/23, notional amount $(32,311,501) CITI	(32,311,501)	(149,114)
10 yr Constant Maturity Swap Pay 3.60%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(126,606)
10 yr Constant Maturity Swap Pay 3.85%, expiration date 7/3/23, notional amount $(10,814,776) JPMC	(10,814,776)	(28)
10 yr Constant Maturity Swap Pay 3.61%, expiration date 7/19/23, notional amount $(27,510,094) MSC	(27,510,094)	(157,682)
10 yr Constant Maturity Swap Pay 3.75%, expiration date 8/7/23, notional amount $(13,790,729) GSI	(13,790,729)	(62,175)
10 yr Constant Maturity Swap Receive 0.68%, expiration date 9/27/23, notional amount $(135,033,393) GSI	(135,033,393)	(197,968)
5 yr Constant Maturity Swap Pay 3.79%, expiration date 3/27/24, notional amount $(39,734,387) JPMC	(39,734,387)	(575,614)
10 yr Constant Maturity Swap Pay 3.93%, expiration date 10/2/23, notional amount $(13,645,311) GSI	(13,645,311)	(81,232)
10 yr Constant Maturity Swap Pay 3.50%, expiration date 10/13/23, notional amount $(19,022,500) GSI	(19,022,500)	(359,427)
2 yr Constant Maturity Swap Pay 4.25%, expiration date 10/13/23, notional amount $(82,430,833) CITI	(82,430,833)	(810,850)
2 yr Constant Maturity Swap Pay 4.25%, expiration date 10/17/23, notional amount $(38,016,461) CITI	(38,016,461)	(375,354)
2 yr Constant Maturity Swap Pay 3.30%, expiration date 10/19/23, notional amount $(7,951,817) GSI	(7,951,817)	(36,064)
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $(1,055,000) MSC	(1,055,000)	(113)
CDX.NA.HY.S40.V1, expiration date 7/19/23, notional amount $(10,280,000) MSC	(10,280,000)	(316)
2 yr Constant Maturity Swap Pay 4.10%, expiration date 8/9/23, notional amount $(55,089,115) JPMC	(55,089,115)	(690,266)
2 yr Constant Maturity Swap Pay 4.05%, expiration date 10/16/23, notional amount $(41,966,515) GSI	(41,966,515)	(527,837)
2 yr Constant Maturity Swap Pay 4.10%, expiration date 8/16/23, notional amount $(103,175,765) GSI	(103,175,765)	(1,284,646)
		(5,435,292)

	Number of Contracts
Put Options–(0.00)%
EUR vs USD Strike price EUR1.055, expiration date 7/27/23, notional amount EUR(4,765,681) BOA	(4,517,233)	(1,765)
EUR vs USD Strike price EUR1.08, expiration date 8/07/23, notional amount EUR(4,695,163) JPMC	(4,347,373)	(18,990)
ING Groep Strike price EUR10, expiration date 7/21/23, notional amount EUR(576,800) GSI	(57,680)	(192)
TOPIX Banks Index Strike price JPY175.098, expiration date 7/14/23, notional amount JPY(74,515,756) BNP	(425,566)	(5)
TOPIX Banks Index Strike price JPY181.37, expiration date 7/14/23, notional amount JPY(128,590,060) GSI	(708,993)	(35)
TOPIX Banks Index Strike price JPY182.0767, expiration date 7/14/23, notional amount JPY(51,708,872) JPMC	(283,995)	(17)
USD vs MXN Strike price MXN16.8, expiration date 7/13/23, notional amount MXN(284,983,054) MSC	(16,963,277)	(9,771)
		(30,775)
Call Options–(0.00)%
EUR vs USD Strike price EUR1.14, expiration date 8/07/23, notional amount EUR(9,912,010) JPMC	(8,694,746)	(2,002)
ING Groep Strike price EUR13, expiration date 7/21/23, notional amount EUR(749,840) GSI	(57,680)	(4,496)
		(6,498)
		(5,656,869)
Centrally Cleared–(0.08)%
Call Options–(0.04)%
Activision Blizzard Strike price $95, expiration date 8/18/23, notional amount $(1,349,000)	(142)	(5,680)
Advanced Micro Devices Strike price $105, expiration date 7/21/23, notional amount $(1,249,500)	(119)	(123,284)
Advanced Micro Devices Strike price $110, expiration date 7/21/23, notional amount $(1,309,000)	(119)	(78,659)
Advanced Micro Devices Strike price $155, expiration date 7/21/23, notional amount $(620,000)	(40)	(360)
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Advanced Micro Devices Strike price $160, expiration date 9/15/23, notional amount $(3,440,000)	(215)	$ (19,780)
Advanced Micro Devices Strike price $170, expiration date 8/18/23, notional amount $(7,854,000)	(462)	(12,936)
Alphabet Strike price $145, expiration date 8/18/23, notional amount $(4,350,000)	(300)	(10,800)
Amazon.com Strike price $150, expiration date 8/18/23, notional amount $(4,080,000)	(272)	(31,800)
CBOE Volatility Index Strike price $40, expiration date 7/19/23, notional amount $(472,000)	(118)	(472)
Constellation Brands Strike price $255, expiration date 7/21/23, notional amount $(1,530,000)	(60)	(5,280)
Delta Air Lines Strike price $55, expiration date 8/18/23, notional amount $(2,612,500)	(475)	(14,250)
Delta Air Lines Strike price $55, expiration date 9/15/23, notional amount $(3,382,500)	(615)	(35,670)
Dexcom Strike price $140, expiration date 8/18/23, notional amount $(588,000)	(42)	(11,340)
JPMorgan Chase & Strike price $155, expiration date 8/18/23, notional amount $(5,425,000)	(350)	(29,400)
Micron Technology Strike price $72.5, expiration date 7/21/23, notional amount $(870,000)	(120)	(1,440)
Micron Technology Strike price $80, expiration date 8/18/23, notional amount $(2,528,000)	(316)	(4,740)
NVIDIA Strike price $530, expiration date 12/15/23, notional amount $(3,074,000)	(58)	(129,862)
Shell Strike price $65, expiration date 7/21/23, notional amount $(1,560,000)	(240)	(2,160)
SPDR Gold Shares Strike price $215, expiration date 7/21/23, notional amount $(18,081,500)	(841)	(841)
SPDR S&P 500 ETF Trust Strike price $420, expiration date 12/15/23, notional amount $(2,772,000)	(66)	(264,924)
SPDR S&P Regional Banking ETF Strike price $48, expiration date 7/21/23, notional amount $(4,737,600)	(987)	(6,909)
Tesla Strike price $300, expiration date 8/18/23, notional amount $(2,850,000)	(95)	(83,600)
United Airlines Holdings Strike price $65, expiration date 8/18/23, notional amount $(3,094,000)	(476)	(19,040)
Walt Disney Strike price $105, expiration date 7/21/23, notional amount $(4,147,500)	(395)	(1,975)
		(895,202)
Put Options–(0.04)%
Activision Blizzard Strike price $70, expiration date 8/18/23, notional amount $(1,680,000)	(240)	(12,000)
Activision Blizzard Strike price $75, expiration date 8/18/23, notional amount $(622,500)	(83)	(11,205)
Alphabet Strike price $110, expiration date 8/18/23, notional amount $(3,113,000)	(283)	(37,356)
Amazon.com Strike price $110, expiration date 8/18/23, notional amount $(5,577,000)	(507)	(41,067)
Apple Strike price $170, expiration date 8/18/23, notional amount $(3,995,000)	(235)	(17,155)
Apple Strike price $170, expiration date 9/15/23, notional amount $(2,193,000)	(129)	(15,609)
Archer-Daniels-Midland Strike price $60, expiration date 9/15/23, notional amount $(1,068,000)	(178)	(4,005)
Barclays Strike price GBP1.35, expiration date 9/15/23, notional amount GBP(828,900)	(614)	(17,545)
ConocoPhillips Strike price $90, expiration date 8/18/23, notional amount $(2,133,000)	(237)	(14,931)
Delta Air Lines Strike price $40, expiration date 8/18/23, notional amount $(1,424,000)	(356)	(9,612)
DR Horton Strike price $105, expiration date 8/18/23, notional amount $(1,491,000)	(142)	(10,224)
DR Horton Strike price $110, expiration date 8/18/23, notional amount $(781,000)	(71)	(8,520)
Eli Lilly & Strike price $390, expiration date 7/21/23, notional amount $(1,872,000)	(48)	(912)
Eli Lilly & Strike price $430, expiration date 9/15/23, notional amount $(1,118,000)	(26)	(17,420)
First Solar Strike price $160, expiration date 8/18/23, notional amount $(1,040,000)	(65)	(17,745)
Ford Motor Strike price $13, expiration date 9/15/23, notional amount $(1,050,400)	(808)	(18,399)
Freeport-McMoRan Strike price $35, expiration date 8/18/23, notional amount $(1,491,000)	(426)	(21,202)
General Motors Strike price $35, expiration date 9/15/23, notional amount $(847,000)	(242)	(20,967)
Humana Strike price $410, expiration date 8/18/23, notional amount $(1,435,000)	(35)	(12,425)
Invesco QQQ Trust Series 1 Strike price $335, expiration date 7/21/23, notional amount $(12,763,500)	(381)	(11,811)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $101, expiration date 7/21/23, notional amount $(676,700)	(67)	(167)
iShares Russell 2000 ETF Strike price $120, expiration date 7/21/23, notional amount $(528,000)	(44)	(44)
iShares Russell 2000 ETF Strike price $166, expiration date 7/21/23, notional amount $(1,145,400)	(69)	(760)
JPMorgan Chase & Strike price $125, expiration date 8/18/23, notional amount $(1,462,500)	(117)	(4,563)
L3Harris Technologies Strike price $160, expiration date 8/18/23, notional amount $(640,000)	(40)	(1,800)
Lennar Strike price $115, expiration date 8/18/23, notional amount $(1,633,000)	(142)	(15,620)
Lockheed Martin Strike price $410, expiration date 7/21/23, notional amount $(820,000)	(20)	(660)
LVMH Moet Hennessy Louis Vuitton Strike price EUR800, expiration date 7/21/23, notional amount EUR(1,920,000)	(24)	(23,400)
Microsoft Strike price $300, expiration date 8/18/23, notional amount $(3,150,000)	(105)	(22,155)
LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Microsoft Strike price $300, expiration date 9/15/23, notional amount $(2,850,000)	(95)	$ (30,400)
NVIDIA Strike price $310, expiration date 12/15/23, notional amount $(1,798,000)	(58)	(53,650)
NVIDIA Strike price $330, expiration date 8/18/23, notional amount $(1,188,000)	(36)	(5,220)
Pfizer Strike price $35, expiration date 9/15/23, notional amount $(2,712,500)	(775)	(56,575)
Shell Strike price $50, expiration date 7/21/23, notional amount $(1,200,000)	(240)	(2,400)
Shell Strike price $52.5, expiration date 8/18/23, notional amount $(1,869,000)	(356)	(8,010)
SPDR Gold Shares Strike price $177, expiration date 7/21/23, notional amount $(7,451,700)	(421)	(47,152)
SPDR S&P 500 ETF Trust Strike price $400, expiration date 9/15/23, notional amount $(12,240,000)	(306)	(58,446)
SPDR S&P 500 ETF Trust Strike price $405, expiration date 8/18/23, notional amount $(12,028,500)	(297)	(32,076)
SPDR S&P 500 ETF Trust Strike price $417, expiration date 7/14/23, notional amount $(8,506,800)	(204)	(4,488)
Toll Brothers Strike price $65, expiration date 8/18/23, notional amount $(923,000)	(142)	(3,550)
Toll Brothers Strike price $70, expiration date 8/18/23, notional amount $(658,000)	(94)	(5,170)
Uber Technologies Strike price $32.5, expiration date 7/21/23, notional amount $(1,933,750)	(595)	(1,190)
Uber Technologies Strike price $35, expiration date 8/18/23, notional amount $(1,351,000)	(386)	(12,738)
Uber Technologies Strike price $37.5, expiration date 7/21/23, notional amount $(2,036,250)	(543)	(4,344)
United Airlines Holdings Strike price $50, expiration date 8/18/23, notional amount $(1,770,000)	(354)	(35,754)
United Rentals Strike price $400, expiration date 9/15/23, notional amount $(2,040,000)	(51)	(54,703)
Valero Energy Strike price $105, expiration date 8/18/23, notional amount $(966,000)	(92)	(14,260)
Valero Energy Strike price $105, expiration date 9/15/23, notional amount $(2,436,000)	(232)	(58,582)
Vinci Strike price EUR100, expiration date 7/21/23, notional amount EUR(1,940,000)	(194)	(7,198)
Waste Management Strike price $160, expiration date 7/21/23, notional amount $(2,832,000)	(177)	(2,124)
		(887,309)
		(1,782,511)
Total Options Written (Premiums received $(6,322,777))		(7,439,380)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.78%)	(58,095,436)
NET ASSETS APPLICABLE TO 187,331,537 SHARES OUTSTANDING–100.00%	$2,095,708,959

Δ Securities have been classified by country of origin.
** Security is in default
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
+ Delayed settlement. Interest rate to be determined upon settlement date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
× Fully or partially pledged as collateral for derivatives.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
» Units consist of 1 share of common stock and 1 warrant.
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."
† Non-income producing.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $53,467,521, which represented 2.55% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10x Future Technologies Ltd.	6/6/2022	$ 966,416	$ 517,376
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	703,775
Bytedance Ltd. Series E	6/6/2022	3,886,481	4,128,055
Caresyntax, Inc.	6/6/2022	240,886	225,030
CML ST Regis Aspen	6/6/2022	1,187,340	1,156,103
CML Trigrams	6/6/2022	1,912,446	1,908,036
Crown PropTech Acquisitions	2/6/2023	0	2,058
Cypher Bidco	6/6/2022	1,521,004	1,509,282
Databricks, Inc. Series F	6/6/2022	3,699,434	3,360,831
Databricks, Inc. Series G	6/6/2022	1,010,938	918,408
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,189,179
Epic Games, Inc.	6/6/2022	2,952,750	2,192,814
Exo Imaging, Inc. Series C	6/6/2022	407,022	289,990
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,979,859
Farmers Business Network, Inc. Series F	6/6/2022	1,092,852	904,140
Farmers Business Network, Inc. Series G	6/6/2022	165,273	136,734
Freed Co. Ltd.	6/6/2022	1,020,317	977,206
Galaxy Universal LLC	6/6/2022	1,326,086	1,300,129
GM Cruise Holdings LLC Class G	6/6/2022	542,495	472,980
Grand Rounds, Inc.	4/29/2019	1,804,027	1,231,707
Green Plains Operating Co. LLC	6/6/2022	996,788	1,007,828
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,278,248
Jumpcloud, Inc. Series F	6/6/2022	166,530	84,074
Lesson Nine GmbH Series B	6/6/2022	514,311	502,990
Loadsmart, Inc. Series C	6/6/2022	1,759,432	1,227,175
Loadsmart, Inc. Series D	6/6/2022	155,855	108,706
Lookout, Inc.	4/29/2019	153,118	63,567
Lookout, Inc. Series F	4/29/2019	2,322,271	1,305,324
LUKOIL PJSC	10/31/2018	11,802	0
Luxembourg Life Fund	6/6/2022	1,044,101	1,043,648
Magnit PJSC	8/4/2022	9,656	0
Magnit PJSC GDR	6/14/2019	35	0
MCM Trust Series 2006-4 A2B	6/6/2022	285,694	258,308
LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Mercia A-1	6/6/2022	$ 569,883	$ 574,002
Mercia A-2	6/6/2022	2,051,857	1,750,195
Mercia B-1	6/6/2022	100,093	100,816
MMC Norilsk Nickel PJSC	10/31/2018	8,399	0
Mntn Digital Series D	6/6/2022	377,132	273,993
Mythic AL, Inc. Series C	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,817,208
Noodle Partners, Inc. Series C	6/6/2022	424,113	336,653
Novatek PJSC GDR	2/17/2021	6,347	0
Oafit A Note Upsize	6/6/2022	87,813	80,229
Oafit A Note Upsize	6/6/2022	467,102	418,167
Oceana Australian Fixed Income Trust	6/6/2022	319,755	294,941
Oceana Australian Fixed Income Trust	6/6/2022	612,864	549,347
OpenDoor	6/6/2022	1,381,454	1,334,606
Profrac Services LLC	6/6/2022	363,122	367,855
PsiQuantum Corp. Series D	6/6/2022	379,300	390,530
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	486,121
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	219,542
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,399,498
SambaNova Systems, Inc. Series D	6/6/2022	434,237	445,268
Sheraton Austin	6/6/2022	1,332,011	1,289,488
Snorkel AI, Inc. Series B	6/6/2022	41,487	49,383
Snorkel AI, Inc. Series C	6/6/2022	148,614	176,899
Sonder Corp.	6/6/2022	1,331,969	1,234,712
Starwood Property Trust, Inc.	6/6/2022	1,392,072	1,333,779
TVC DSCR 21-1	6/6/2022	578,502	412,323
Ukraine Government International Bonds	9/15/2022	69,390	77,740
Ukraine Government International Bonds	9/1/2022	50,025	50,073
Ukraine Government International Bonds	9/1/2022	68,788	68,710
Ursa Major Technologies, Inc.	6/6/2022	470,678	682,844
Verge Genomics, Inc. Series B	6/6/2022	513,271	641,859
Vita Global FinCo Ltd.	6/6/2022	655,856	628,980
Vita Global FinCo Ltd.	6/6/2022	468,081	449,391
Volta Series C	6/6/2022	174,273	253,570
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	1,295,239
Total		$61,012,692	$53,467,521

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	48,049,929	USD	(32,633,301)	9/20/23	$ —	$ (551,561)
BCLY	BRL	61,590,875	USD	(12,323,351)	9/20/23	352,712	—
BCLY	CNH	42,594,816	USD	(6,010,969)	9/20/23	—	(111,356)
BCLY	CZK	28,413,211	USD	(1,286,324)	9/14/23	13,629	—
BCLY	CZK	(24,030,064)	USD	1,099,479	9/14/23	63	—
BCLY	EUR	3,951,000	USD	(4,333,911)	9/20/23	—	(4,998)
BCLY	EUR	(51,848,866)	USD	56,873,799	9/20/23	65,583	—
BCLY	INR	(529,925,000)	USD	6,442,074	9/14/23	1,801	—
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	PLN	13,494,733	USD	(3,244,176)	9/20/23	$ 61,547	$ —
BCLY	SGD	1,947,132	USD	(1,450,206)	9/14/23	—	(6,340)
BNP	CNH	(66,845,323)	USD	9,415,630	9/20/23	157,189	—
BNP	DKK	53,826,391	USD	(7,812,961)	9/20/23	115,136	—
BOA	CHF	(8,734,191)	USD	9,909,469	9/20/23	66,970	—
BOA	CNH	36,455,006	USD	(5,158,922)	9/20/23	—	(109,706)
BOA	JPY	(2,244,850,000)	USD	17,196,161	7/10/23	1,614,696	—
BOA	NOK	104,080,140	USD	(9,909,469)	9/20/23	—	(185,382)
BOA	PLN	8,520,000	USD	(2,044,391)	9/14/23	43,290	—
BOA	SEK	(30,396,611)	USD	2,821,642	9/20/23	—	(7,725)
CITI	BRL	22,243,346	USD	(4,478,643)	9/14/23	104,011	—
CITI	CNH	10,180,000	USD	(1,440,947)	9/14/23	—	(31,785)
CITI	COP	(17,377,294,001)	USD	4,060,115	9/14/23	—	(19,786)
CITI	EUR	56,769,911	USD	(61,351,186)	9/20/23	848,773	—
CITI	IDR	32,825,584,585	USD	(2,194,884)	9/20/23	—	(15,278)
CITI	INR	529,925,000	USD	(6,396,468)	9/14/23	43,805	—
CITI	INR	(541,184,650)	USD	6,537,744	9/20/23	—	(38,411)
CITI	KRW	1,898,515,000	USD	(1,455,509)	9/14/23	—	(8,842)
CITI	MXN	(36,567,954)	USD	2,098,772	9/20/23	—	(4,769)
CITI	THB	70,750,000	USD	(2,061,060)	9/14/23	—	(50,736)
CITI	ZAR	(38,128,223)	USD	2,039,324	9/14/23	28,941	—
DB	CZK	(32,614,046)	USD	1,470,775	9/14/23	—	(21,372)
DB	EUR	(105,235)	USD	113,890	9/14/23	—	(1,375)
DB	NOK	15,214,030	USD	(1,383,639)	9/14/23	37,533	—
DB	NOK	(46,398,378)	USD	4,309,313	9/20/23	—	(25,634)
GSI	BRL	(10,172,748)	USD	2,098,772	9/20/23	5,111	—
GSI	HUF	784,594,786	USD	(2,233,301)	9/20/23	19,619	—
GSI	MXN	(55,105,697)	USD	3,150,067	9/20/23	—	(19,842)
GSI	ZAR	(60,997,204)	USD	3,160,388	9/14/23	—	(55,806)
HSBC	BRL	(7,032,604)	USD	1,438,752	9/14/23	—	(10,131)
HSBC	CHF	32,646,450	USD	(36,241,124)	9/20/23	547,934	—
HSBC	COP	10,606,521,988	USD	(2,488,976)	9/14/23	1,260	—
HSBC	EUR	(3,995,145)	USD	4,316,340	9/20/23	—	(60,941)
HSBC	GBP	3,449,899	USD	(4,316,340)	9/20/23	65,909	—
HSBC	THB	125,917,710	USD	(3,645,562)	9/14/23	—	(67,677)
JPMC	CAD	19,331,850	USD	(14,473,552)	9/20/23	137,873	—
JPMC	CNH	21,070,000	USD	(2,924,840)	9/14/23	—	(8,235)
JPMC	CNH	22,247,649	USD	(3,078,535)	9/20/23	2,885	—
JPMC	EUR	(12,758,164)	USD	13,591,965	9/20/23	—	(386,518)
JPMC	EUR	(3,770,080)	USD	4,163,227	9/20/23	32,537	—
JPMC	GBP	5,350,665	USD	(6,696,501)	9/20/23	100,202	—
JPMC	HUF	1,278,421,589	USD	(3,625,802)	9/14/23	49,757	—
JPMC	IDR	43,774,810,000	USD	(2,920,267)	9/14/23	—	(13,410)
JPMC	JPY	1,896,962,668	USD	(13,591,966)	9/20/23	—	(277,265)
JPMC	MXN	(187,957,898)	USD	10,635,200	9/14/23	—	(189,044)
JPMC	MXN	211,430,372	USD	(11,980,710)	9/20/23	181,644	—
JPMC	NZD	1,794,456	USD	(1,096,243)	9/20/23	4,637	—
JPMC	SGD	(1,947,132)	USD	1,442,740	9/14/23	—	(1,125)
JPMC	SGD	5,329,123	USD	(3,979,552)	9/20/23	—	(26,857)
MSC	BRL	(65,469,733)	USD	13,405,765	9/20/23	—	(68,608)
MSC	IDR	(12,954,323,433)	USD	866,469	9/14/23	6,240	—
MSC	JPY	(4,631,010,141)	USD	33,414,097	9/20/23	909,234	—
MSC	MXN	60,757,932	USD	(3,467,206)	9/20/23	27,843	—
MSC	ZAR	(13,734,747)	USD	741,373	9/14/23	17,182	—
MSC	ZAR	102,668,939	USD	(5,473,371)	9/20/23	—	(63,269)
MSC	ZAR	(19,759,137)	USD	1,067,066	9/20/23	25,866	—
UBS	HKD	(143,204,092)	USD	18,348,913	9/20/23	39,647	—
UBS	IDR	(29,394,374,037)	USD	1,974,659	9/14/23	22,731	—
UBS	JPY	19,055,278,047	USD	(138,522,387)	9/20/23	—	(4,774,200)
LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	KRW	10,406,673,667	USD	(7,943,965)	9/20/23	$ —	$ (11,102)
Total Foreign Currency Exchange Contracts						$5,753,790	$(7,229,086)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
75	3 Month SONIA	$ 22,576,619	$ 22,609,862	9/19/23	$ —	$ (33,243)
358	Australia 10 yr Bonds	27,704,977	27,934,908	9/15/23	—	(229,931)
(4)	EURO-BOBL	(505,051)	(507,623)	9/7/23	2,572	—
(70)	Euro-BTP	(8,868,949)	(8,829,628)	9/7/23	—	(39,321)
692	Euro-Bund	100,988,496	101,510,225	9/7/23	—	(521,729)
(9)	Euro-Buxl	(1,370,984)	(1,337,782)	9/7/23	—	(33,202)
49	Euro-O.A.T.	6,865,396	6,888,972	9/7/23	—	(23,576)
(88)	Euro-Schatz	(10,068,287)	(10,129,885)	9/7/23	61,598	—
72	Long Gilt	8,714,227	8,817,626	9/27/23	—	(103,399)
(1,227)	U.S. Treasury 10 yr Notes	(137,749,922)	(139,977,016)	9/20/23	2,227,094	—
(2,323)	U.S. Treasury 10 yr Ultra Notes	(275,130,312)	(279,050,272)	9/20/23	3,919,960	—
(5)	U.S. Treasury 2 yr Notes	(1,016,719)	(1,021,552)	9/29/23	4,833	—
606	U.S. Treasury 5 yr Notes	64,898,813	65,086,095	9/29/23	—	(187,282)
336	U.S. Treasury Bonds	45,769,500	45,500,335	9/20/23	269,165	—
29	U.S. Treasury Long Bonds	3,680,281	3,691,207	9/20/23	—	(10,926)
					6,485,222	(1,182,609)
Equity Contracts:
1	DAX Index	443,900	443,164	9/15/23	736	—
33	E-mini MSCI Emerging Markets Index	1,646,535	1,661,745	9/15/23	—	(15,210)
(115)	E-mini NASDAQ 100	(35,275,100)	(34,753,574)	9/15/23	—	(521,526)
(6)	E-mini Russell 2000 Index	(571,110)	(565,873)	9/15/23	—	(5,237)
83	E-mini S&P 500 Index	18,626,238	18,318,267	9/15/23	307,971	—
107	Euro STOXX 50 Index	5,168,896	5,075,111	9/15/23	93,785	—
226	Euro STOXX Bank Index	1,333,550	1,282,822	9/15/23	50,728	—
(17)	FTSE 100 Index	(1,628,209)	(1,645,177)	9/15/23	16,968	—
67	IFSC Nifty 50 Index	2,583,386	2,519,234	7/27/23	64,152	—
1	Japanese Yen	115,856	110,488	9/7/23	5,368	—
9	Nikkei 225 Index (OSE)	2,068,887	2,012,439	9/7/23	56,448	—
4	S&P / TSX 60 Index	735,897	725,208	9/14/23	10,689	—
(2)	SPI 200 Index	(238,515)	(235,780)	9/21/23	—	(2,735)
					606,845	(544,708)
Total Futures Contracts					$7,092,067	$(1,727,317)
LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(35,646)	$(43,223)	$7,577	$—
CDX.NA.HY.40- Quarterly[4]	940,000	(5.00%)	6/20/28	(27,691)	(8,964)	—	(18,727)
ITRAXX.XO.38- Quarterly[5]	EUR 562,473	(5.00%)	12/20/27	(30,848)	(8,436)	—	(22,412)
					(60,623)	7,577	(41,139)
Protection Sold
CDX.NA.HY.37- Quarterly[4]	760,657	(5.00%)	12/20/26	38,071	14,383	23,688	—
CDX.NA.HY.39- Quarterly[4]	1,995,141	(5.00%)	12/20/27	66,502	(25,869)	92,371	—
CDX.NA.IG.39- Quarterly[6]	5,261,984	(1.00%)	12/20/27	78,378	7,322	71,056	—
					(4,164)	187,115	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	$(726)	$560	$—	$(1,286)
JPMC Credit Suisse Group 5.00 07/29/2019 - Quarterly	EUR 1,400,000	(1.00%)	6/20/28	(796)	49,674	—	(50,470)
JPMC Credit Suisse Group 5.00 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(478)	28,807	—	(29,285)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	60,000	(5.00%)	12/20/27	(5,628)	(1,397)	—	(4,231)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	80,000	(5.00%)	6/20/28	(7,599)	(3,938)	—	(3,661)
GSI General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,197)	1,806	—	(3,003)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,197)	1,806	—	(3,003)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	(1,600)	2,261	—	(3,861)
BNP MetLife, Inc. 3.60 11/13/2025 - Quarterly	130,000	(1.00%)	6/20/28	381	971	—	(590)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	12,543	9,710	2,833	—
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	2,791	2,063	728	—
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	2,595	1,918	677	—
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	6/20/24	2,425	3,264	—	(839)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	17,356	11,638	5,718	—
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
Protection Purchased(continued)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	85,000	(1.00%)	6/20/25	$12,568	$17,560	$—	$(4,992)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	4,581	5,224	—	(643)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	19,092	12,810	6,282	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	10,414	7,350	3,064	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	13,885	10,086	3,799	—
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	27,770	19,136	8,634	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	19,961	23,353	—	(3,392)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(1,090)	10,526	—	(11,616)
JPMC Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	465,000	(1.00%)	6/20/28	(1,838)	6,964	—	(8,802)
BCLY Staples, Inc. 10.75 - 04/15/2027 - Quarterly	85,000	(5.00%)	6/20/24	3,126	4,856	—	(1,730)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	8,246	9,437	—	(1,191)
					236,445	31,735	(132,595)
Protection Sold
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	16,554	10,465	6,089	—
					246,910	37,824	(132,595)
Total CDS Contracts					$182,123	$232,516	$(173,734)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$(26,764)	$(26,794)
LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
1 yr IRS-(At Maturity)	GBP 28,459,891	(4.26%)	1.00% [7]	9/6/24	$(673,577)	$90	$—	$(673,667)
1 yr IRS-(At Maturity)	103,477,788	3.75%	(5.06%) [8]	2/13/24	1,539,194	81	1,539,113	—
1 yr IRS-(At Maturity)	105,979,000	(4.46%)	1.00% [8]	7/12/24	(920,782)	238	—	(921,020)
1 yr IRS-(At Maturity)	206,955,576	(4.40%)	5.06% [8]	2/13/24	(1,762,856)	162	—	(1,763,018)
1 yr IRS-(At Maturity)	GBP 95,425,000	(3.18%)	1.00% [7]	2/10/28	(844,810)	482	—	(845,292)
1 yr IRS-(At Maturity)	102,189,000	(4.50%)	5.06% [8]	3/9/24	(803,543)	230	—	(803,773)
1 yr IRS-(At Maturity)	GBP 18,065,380	2.47%	(4.93%) [7]	4/3/24	690,140	(773)	690,913	—
1 yr IRS-(At Maturity)	GBP 36,130,761	(3.22%)	4.93% [7]	4/3/24	(1,050,575)	934	—	(1,051,509)
1 yr IRS-(Annual/Semiannual)	EUR 76,731,282	1.00%	(3.62%) [9]	5/4/24	2,404,383	242	2,404,141	—
1 yr IRS-(At Maturity)	160,255,911	5.09%	(5.07%) [10]	7/26/23	(1,189)	68	—	(1,257)
1 yr IRS-(At Maturity)	EUR 153,462,565	(1.75%)	3.62% [9]	5/4/24	(3,583,902)	484	—	(3,584,386)
10 yr IRS-(Annual/Semiannual)	EUR 3,655,837	0.02%	(3.23%) [9]	8/26/31	903,084	62	903,022	—
10 yr IRS-(Annual)	5,558,846	2.58%	(5.06%) [8]	5/24/32	437,378	(4,874)	442,252	—
10 yr IRS-(Annual)	918,178	2.60%	(5.06%) [8]	5/26/32	70,739	13	70,726	—
10 yr IRS-(Annual)	30,521,800	(2.65%)	5.06% [8]	5/2/32	(2,277,521)	25,215	—	(2,302,736)
10 yr IRS-(Annual)	42,077,176	(2.82%)	5.06% [8]	6/13/32	(2,494,142)	(43,770)	—	(2,450,372)
10 yr IRS-(Annual)	11,444,776	(3.47%)	5.06% [8]	10/4/32	(173,469)	165	—	(173,634)
10 yr IRS-(Annual)	5,374,598	(3.42%)	5.06% [8]	10/5/32	(105,306)	80	—	(105,386)
10 yr IRS-(Annual)	12,894,108	(3.05%)	5.06% [8]	10/28/32	(657,791)	194	—	(657,985)
10 yr IRS-(Annual)	13,099,571	(2.88%)	5.06% [8]	11/2/32	(857,561)	197	—	(857,758)
10 yr IRS-(Annual)	13,180,331	(2.92%)	5.06% [8]	11/4/32	(818,169)	198	—	(818,367)
10 yr IRS-(Annual)	21,055,622	(2.90%)	5.06% [8]	11/15/32	(1,339,902)	317	—	(1,340,219)
10 yr IRS-(Annual)	11,736,752	(3.20%)	5.06% [8]	11/28/32	(445,544)	177	—	(445,721)
10 yr IRS-(Annual)	6,746,849	3.24%	(1.00%) [8]	8/9/33	162,097	109	161,988	—
10 yr IRS-(Quarterly)JIBAR03M	ZAR 32,110,438	(9.90%)	1.00% [11]	9/20/33	25,006	31	24,975	—
10 yr IRS-(Monthly)	MXN 110,256,953	(8.17%)	11.50% [12]	6/10/33	27,691	104	27,587	—
10 yr IRS-(Quarterly)JIBAR03M	ZAR 16,055,219	(9.92%)	1.00% [11]	9/20/33	13,727	15	13,711	—
10 yr IRS-(Quarterly)JIBAR03M	ZAR 16,055,220	(9.90%)	1.00% [11]	9/20/33	12,558	16	12,542	—
2 yr IRS-(Annual)	5,326,477	2.00%	(5.06%) [8]	2/17/25	307,381	13	307,368	—
2 yr IRS-(Annual)	55,432,000	(2.65%)	5.06% [8]	5/2/24	(1,471,696)	6,106	—	(1,477,802)
2 yr IRS-(Annual)	85,753,129	(2.89%)	5.06% [8]	6/13/24	(2,064,821)	(7,368)	—	(2,057,453)
2 yr IRS-(Monthly)	MXN 322,881,389	(9.78%)	11.50% [12]	2/4/25	(119,128)	59	—	(119,187)
2 yr IRS-(Monthly)	MXN 161,440,694	(9.79%)	11.50% [12]	2/4/25	(58,161)	30	—	(58,191)
2 yr IRS-(Monthly)	MXN 161,440,698	(9.80%)	11.50% [12]	2/4/25	(56,056)	30	—	(56,086)
2 yr IRS-(Annual)	53,040,110	(2.70%)	5.06% [8]	2/17/25	(2,343,836)	191	—	(2,344,027)
2 yr IRS-(Annual)	53,040,110	(2.60%)	5.06% [8]	2/17/25	(2,445,644)	191	—	(2,445,835)
2 yr IRS-(Annual)	11,013,000	(3.47%)	1.00% [8]	3/10/27	7,603	45	7,558	—
2 yr IRS-(Annual)	103,321,268	(4.03%)	5.06% [8]	3/10/25	(1,892,588)	386	—	(1,892,974)
20 yr IRS-(Annual)	698,400	2.61%	(5.06%) [8]	5/2/42	82,302	1,620	80,682	—
20 yr IRS-(Annual)	1,290,375	2.85%	(5.06%) [8]	6/13/42	106,477	582	105,895	—
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	11.50% [12]	2/27/24	(64,214)	1	—	(64,215)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	11.50% [12]	3/1/24	(62,380)	1	—	(62,381)
3 yr IRS-(Annual)	65,073,600	2.72%	(5.06%) [8]	5/2/25	2,723,518	(11,281)	2,734,799	—
3 yr IRS-(Annual)	115,736,903	2.89%	(5.06%) [8]	6/13/25	4,271,316	33,988	4,237,328	—
3 yr IRS-(Annual)	13,588,000	(3.75%)	5.06% [8]	12/15/25	(330,865)	85	—	(330,950)
3 yr IRS-(Annual)	14,381,000	(3.81%)	5.06% [8]	12/19/25	(326,941)	90	—	(327,031)
3 yr IRS-(Quarterly)	KRW 1,715,538,989	3.05%	(1.00%) [13]	9/20/26	19,814	9,139	10,675	—
3 yr IRS-(Quarterly)	KRW 1,715,538,989	(3.05%)	1.00% [13]	9/20/26	(19,814)	11	—	(19,825)
3 yr IRS-(Quarterly)	KRW 1,779,395,100	3.70%	(1.00%) [13]	9/20/26	(4,178)	(19,424)	15,246	—
3 yr IRS-(Quarterly)	KRW 1,779,395,100	(3.70%)	1.00% [13]	9/20/26	4,178	10,677	—	(6,499)
3 yr IRS-(Quarterly)	KRW 3,832,574,953	(3.38%)	1.00% [13]	9/20/26	(17,591)	29	—	(17,620)
3 yr IRS-(Quarterly)	KRW 3,832,574,952	(3.38%)	1.00% [13]	9/20/26	(16,929)	29	—	(16,958)
3 yr IRS-(Quarterly)	KRW 3,832,000,095	(3.39%)	1.00% [13]	9/20/26	(16,513)	29	—	(16,542)
30 yr IRS-(Annual)	21,109,500	2.43%	(5.06%) [8]	5/2/52	3,116,069	(44,720)	3,160,789	—
30 yr IRS-(Annual)	37,057,550	2.67%	(5.06%) [8]	6/13/52	3,711,845	(35,453)	3,747,298	—
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	11.51% [12]	8/12/26	(79,631)	5	—	(79,636)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	11.50% [12]	8/13/26	(109,686)	7	—	(109,693)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	11.50% [12]	8/14/26	(54,694)	5	—	(54,699)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	11.50% [12]	8/14/26	(91,051)	4	—	(91,055)
LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	11.51% [12]	8/17/26	$(81,416)	$5	$—	$(81,421)
5 yr IRS-(Annual)	48,820,600	(2.67%)	5.06% [8]	5/2/27	(2,697,689)	(28,046)	—	(2,669,643)
5 yr IRS-(Annual)	13,192,306	(2.83%)	5.06% [8]	6/13/27	(620,209)	(4,529)	—	(615,680)
5 yr IRS-(Annual)	26,054,340	(2.91%)	5.06% [8]	10/6/27	(1,414,137)	203	—	(1,414,340)
5 yr IRS-(Annual)	EUR 8,364,000	(2.34%)	1.00% [14]	1/19/33	(77,748)	112	—	(77,860)
5 yr IRS-(Annual)	15,341,328	(3.14%)	1.00% [8]	5/12/33	1,449	139	1,310	—
5 yr IRS-(Annual)	GBP 7,195,000	(4.86%)	4.93% [7]	6/20/28	(94,777)	(19)	—	(94,758)
						(106,541)	20,699,918	(35,398,461)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BCLY 1 yr IRS-(At Maturity)	BRL 9,452,026	(12.48%)	1.00% [15]	7/1/24	$8,931	$—	$8,931	$—
BCLY 1 yr IRS-(At Maturity)	BRL 3,094,025	(12.44%)	1.00% [15]	7/1/24	3,101	—	3,101	—
BCLY 3 yr IRS-(At Maturity)	BRL 4,155,870	(11.82%)	1.00% [15]	1/2/26	33,578	—	33,578	—
BCLY 3 yr IRS-(At Maturity)	BRL 3,094,025	(11.56%)	1.00% [15]	1/2/26	20,771	—	20,771	—
BNP 3 yr IRS-(At Maturity)	BRL 3,067,598	(11.27%)	1.00% [15]	1/2/26	16,445	—	16,445	—
CITI 1 yr IRS-(At Maturity)	BRL 16,576,946	(13.25%)	1.00% [15]	1/2/24	3,526	—	3,526	—
CITI 2 yr IRS-(At Maturity)	BRL 25,721,643	(13.22%)	1.00% [15]	1/2/25	185,019	—	185,019	—
CITI 3 yr IRS-(At Maturity)	BRL 2,325,293	(11.76%)	1.00% [15]	1/2/26	18,010	—	18,010	—
CITI 6 yr-(At Maturity)	BRL 16,056,937	(10.53%)	1.00% [15]	1/2/29	40,849	—	40,849	—
GSI 6 yr IRS-(At Maturity)	BRL 25,149,135	(10.57%)	1.00% [15]	1/2/29	74,571	—	74,571	—
JPMC 2 yr IRS-(At Maturity)	BRL 48,919,908	(13.15%)	1.00% [15]	1/2/25	338,662	—	338,662	—
JPMC 2 yr IRS-(At Maturity)	BRL 48,895,263	(13.18%)	1.00% [15]	1/2/25	343,674	—	343,674	—
JPMC 3 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00% [15]	1/2/25	(142,833)	—	—	(142,833)
JPMC 3 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00% [15]	1/2/25	(153,288)	—	—	(153,288)
JPMC 3 yr IRS-(At Maturity)	BRL 2,427,763	(11.78%)	1.00% [15]	1/2/26	18,989	—	18,989	—
MSC 3 yr IRS-(At Maturity)	BRL 4,269,417	(11.83%)	1.00% [15]	1/2/26	34,733	—	34,733	—
MSC 6 yr-(At Maturity)	BRL 17,618,656	(10.58%)	1.00% [15]	1/2/29	54,601	—	54,601	—
						—	1,195,460	(296,121)
Total IRS Contracts						$(106,541)	$21,895,378	$(35,694,582)
LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
=CITI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	4,500	1.00%	9/15/23	$3,195	$3,195	$—
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on SPDR S&P Regional Banking ETF	(3,747)	(4.66%)	9/15/23	9,276	9,276	—
BNP- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	30,891	4.66%	9/15/23	(1,090)	—	(1,090)
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on SPDR S&P Regional Banking ETF	(3,775)	(4.66%)	9/15/23	9,402	9,402	—
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(71,325)	(4.71%)	9/15/23	(22,064)	—	(22,064)
JPMC- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(77,118)	(4.71%)	9/15/23	(23,856)	—	(23,856)
Total TRS Contracts					$21,873	$(47,010)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
JPM - Dollar General Corp. - Monthly	11	0.01%	7/11/2023	1,894	$(27)	$—	$(27)
JPM - MercadoLibre, Inc. - Monthly	5	0.01%	7/11/2023	6,208	(285)	—	(285)
Short Equities
Australia
JPM - AMP Ltd. - Monthly	(90,994)	4.81%	7/11/2023	(112,209)	(859)	—	(859)
JPM - Brambles Ltd. - Monthly	(15,565)	4.81%	7/11/2023	(166,242)	(8,085)	—	(8,085)
JPM - Computershare Ltd. - Monthly	(59,736)	4.81%	7/11/2023	(923,434)	(6,930)	—	(6,930)
JPM - Evolution Mining Ltd. - Monthly	(13,575)	0.01%	7/11/2023	(29,151)	33	33	—
JPM - Fortescue Metals Group - Monthly	(4,843)	4.81%	7/11/2023	(94,038)	(5,370)	—	(5,370)
JPM - Idp Education Ltd. - Monthly	(6,671)	4.81%	7/11/2023	(103,332)	5,122	5,122	—
JPM - IGO Ltd. - Monthly	(12,760)	4.81%	7/11/2023	(151,183)	(8,239)	—	(8,239)
JPM - James Hardie Industries PLC - Monthly	(4,933)	4.81%	7/11/2023	(152,470)	(5,953)	—	(5,953)
JPM - LendLease Group Stapled Securities - Monthly	(6,311)	0.01%	7/11/2023	(31,399)	(1,183)	—	(1,183)
JPM - Lynas Rare Earths, Ltd. - Monthly	(19,862)	4.81%	7/11/2023	(107,296)	11,452	11,452	—
JPM - Macquarie Group - Monthly	(2,037)	4.81%	7/11/2023	(332,210)	(9,271)	—	(9,271)
JPM - Mineral Resources Ltd. - Monthly	(8,168)	4.81%	7/11/2023	(430,902)	(12,069)	—	(12,069)
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Australia (continued)Australia (continued)
JPM - Northern Star Resources Ltd. - Monthly	(9,722)	4.81%	7/11/2023	(112,292)	$6,929	$6,929	$—
JPM - Pilbara Minerals Ltd. - Monthly	(18,672)	4.81%	7/11/2023	(86,004)	(2,072)	—	(2,072)
JPM - Santos Ltd. - Monthly	(17,298)	4.81%	7/11/2023	(85,796)	(858)	—	(858)
JPM - Suncorp Group Ltd. - Monthly	(13,554)	4.81%	7/11/2023	(119,619)	(2,183)	—	(2,183)
JPM - Woodside Energy Group Ltd. - Monthly	(3,470)	4.81%	7/11/2023	(93,861)	869	869	—
Belgium
CITI - D'Ieteren Group - Monthly	(934)	40.36%	7/25/2023	(164,086)	(920)	—	(920)
JPM - D'Ieteren Group - Monthly	(948)	4.80%	7/11/2023	(172,313)	4,834	4,834	—
Brazil
JPM - Alpargatas SA - Monthly	(41,985)	0.06%	7/11/2023	(94,167)	12,621	12,621	—
JPM - Banco BTG Pactual SA - Monthly	(16,026)	4.66%	7/11/2023	(124,354)	(10,053)	—	(10,053)
CITI - BRF SA - Monthly	(4,527)	4.69%	7/25/2023	(8,870)	399	399	—
JPM - BRF SA - Monthly	(32,957)	4.66%	7/11/2023	(59,662)	(2,009)	—	(2,009)
CITI - Cia Saneamento Basico de SP - Monthly	(14,282)	18.49%	7/25/2023	(163,243)	(5,998)	—	(5,998)
JPM - Cia Siderurgica Nacional SA - Monthly	(25,553)	4.64%	7/11/2023	(78,259)	3,209	3,209	—
JPM - Equatorial Energia SA - Monthly	(30,902)	4.66%	7/11/2023	(231,165)	(14,571)	—	(14,571)
JPM - Equatorial Energia SA - Monthly	(583)	4.66%	7/11/2023	(3,311)	(583)	—	(583)
JPM - Hapvida Participacoes - Monthly	(875,913)	4.66%	7/11/2023	(774,854)	(41,405)	—	(41,405)
JPM - Localiza Rent A Car SA - Monthly	(41,698)	4.66%	7/11/2023	(582,869)	(13,576)	—	(13,576)
Canada
JPM - Great-West Lifeco, Inc. - Monthly	(5,126)	4.81%	7/11/2023	(282,538)	(1,911)	—	(1,911)
CITI - Intact Financial - Monthly	(2,363)	41.76%	7/25/2023	(353,485)	(11,359)	—	(11,359)
JPM - Intact Financial - Monthly	(4,167)	4.81%	7/11/2023	(617,413)	(25,967)	—	(25,967)
CITI - Power Corp of Canada - Monthly	(13,209)	32.90%	7/25/2023	(351,126)	(4,437)	—	(4,437)
JPM - Power Corp of Canada - Monthly	(14,246)	4.81%	7/11/2023	(371,704)	(11,774)	—	(11,774)
CITI - Restaurant Brands International, Inc. - Monthly	(3,553)	42.27%	7/25/2023	(268,381)	(7,089)	—	(7,089)
JPM - Restaurant Brands International, Inc. - Monthly	(2,781)	4.81%	7/11/2023	(206,964)	(8,651)	—	(8,651)
China
CITI - Fuyao Glass Industry Group Ltd. - Monthly	(8,400)	26.74%	7/25/2023	(31,706)	(3,026)	—	(3,026)
JPM - Fuyao Glass Industry Group Ltd. - Monthly	(4,000)	4.76%	7/11/2023	(15,278)	(1,261)	—	(1,261)
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	4.76%	7/11/2023	(207,639)	14,469	14,469	—
Denmark
CITI - Tryg A/S - Monthly	(5,784)	25.03%	7/25/2023	(129,269)	2,067	2,067	—
Finland
CITI - Metso Outotec Oyj - Monthly	(12,278)	30.12%	7/25/2023	(142,836)	(5,142)	—	(5,142)
JPM - Metso Outotec Oyj - Monthly	(14,231)	4.80%	7/11/2023	(167,070)	(4,447)	—	(4,447)
France
JPM - Sartorius Stedim Biotech - Monthly	(633)	4.80%	7/11/2023	(155,784)	(2,186)	—	(2,186)
Germany
JPM - Delivery Hero SE - Monthly	(4,966)	4.80%	7/11/2023	(184,715)	(34,236)	—	(34,236)
JPM - Deutsche Bank - Monthly	(4,695)	4.80%	7/11/2023	(90,497)	600	600	—
JPM - HOCHTIEF AG - Monthly	(1,258)	4.80%	7/11/2023	(109,429)	709	709	—
CITI - Infineon Technologies - Monthly	(1,860)	24.82%	7/25/2023	(99,751)	(991)	—	(991)
CITI - Porsche Automobil Holding - Monthly	(1,171)	20.05%	7/25/2023	(70,169)	(314)	—	(314)
CITI - Sartorius Ag Vorzug Preference - Monthly	(371)	31.70%	7/25/2023	(128,891)	518	518	—
JPM - Sartorius Ag Vorzug Preference - Monthly	(1,559)	4.80%	7/11/2023	(555,375)	15,930	15,930	—
JPM - Talanx AG - Monthly	(1,537)	4.71%	7/11/2023	(87,935)	(201)	—	(201)
CITI - Vonovia SE - Monthly	(28,567)	64.76%	7/25/2023	(550,855)	(6,974)	—	(6,974)
Hong Kong
CITI - China Overseas Land & Invest Ltd. - Monthly	(67,000)	16.97%	7/25/2023	(140,866)	(5,173)	—	(5,173)
JPM - China Southern Airlines Co. - Monthly	(296,000)	4.47%	7/18/2023	(165,340)	(1,623)	—	(1,623)
CITI - China Vanke Co. Ltd. - Monthly	(57,590)	31.33%	7/25/2023	(74,297)	(3,019)	—	(3,019)
JPM - Country Garden Holdings Co. Ltd. - Monthly	(1,108,152)	1.94%	7/11/2023	(244,488)	19,633	19,633	—
JPM - Flat Glass Group Co. Ltd. - Monthly	(5,000)	3.81%	7/11/2023	(16,669)	(399)	—	(399)
CITI - Li-Ning Co. Ltd. - Monthly	(14,000)	12.95%	7/25/2023	(76,806)	1,499	1,499	—
JPM - Li-Ning Co. Ltd. - Monthly	(62,500)	4.76%	7/11/2023	(370,229)	34,040	34,040	—
JPM - PICC Property and Casualty Co. Ltd. - Monthly	(220,000)	4.76%	7/11/2023	(293,053)	23,952	23,952	—
JPM - Sands China Ltd. - Monthly	(28,000)	4.76%	7/11/2023	(97,496)	2,090	2,090	—
JPM - Sino Biopharmaceutical - Monthly	(214,000)	4.76%	7/11/2023	(103,980)	10,854	10,854	—
CITI - Xiaomi Corp. - Monthly	(153,000)	16.47%	7/25/2023	(195,236)	(14,075)	—	(14,075)
JPM - Xiaomi Corp. - Monthly	(524,800)	4.76%	7/11/2023	(728,173)	10,223	10,223	—
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Hong Kong (continued)
CITI - XPeng, Inc. - Monthly	(20,500)	43.73%	7/25/2023	(103,693)	$(27,113)	$—	$(27,113)
JPM - XPeng, Inc. - Monthly	(5,900)	3.22%	7/11/2023	(32,318)	(5,329)	—	(5,329)
CITI - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(29,000)	7.46%	7/25/2023	(106,127)	(1,939)	—	(1,939)
JPM - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(36,300)	4.76%	7/11/2023	(143,278)	8,010	8,010	—
CITI - ZTE - Monthly	(14,800)	10.70%	7/25/2023	(56,041)	(3,264)	—	(3,264)
Italy
CITI - Nexi SPA - Monthly	(16,026)	11.10%	7/25/2023	(124,105)	(1,491)	—	(1,491)
CITI - Telecom Italia SPA - Monthly	(1,124,228)	27.35%	7/25/2023	(319,158)	2,900	2,900	—
JPM - Telecom Italia SPA - Monthly	(232,858)	4.80%	7/11/2023	(63,125)	(2,380)	—	(2,380)
Japan
CITI - Eneos Holdings, Inc. - Monthly	(59,900)	20.15%	7/25/2023	(204,786)	(450)	—	(450)
CITI - Fast Retailing - Monthly	(200)	51.22%	7/25/2023	(78,081)	1,159	1,159	—
JPM - Fujitsu General Ltd. - Monthly	(3,500)	4.81%	7/11/2023	(80,427)	4,312	4,312	—
JPM - Fujitsu Ltd. - Monthly	(1,400)	4.81%	7/11/2023	(269,367)	8,142	8,142	—
CITI - Hitachi Ltd. - Monthly	(1,200)	24.79%	7/25/2023	(75,585)	1,603	1,603	—
CITI - Lasertec Corporation - Monthly	(3,000)	33.19%	7/25/2023	(438,547)	(10,013)	—	(10,013)
JPM - Lasertec Corporation - Monthly	(400)	4.81%	7/11/2023	(59,568)	(240)	—	(240)
CITI - MatsukiyoCocokara & Co. - Monthly	(10,200)	31.16%	7/25/2023	(586,880)	15,929	15,929	—
CITI - Mitsubishi Estate Co. Ltd. - Monthly	(8,800)	35.95%	7/25/2023	(109,616)	5,330	5,330	—
JPM - Mitsui Fudosan Co., Ltd. - Monthly	(5,900)	4.81%	7/11/2023	(116,614)	(347)	—	(347)
JPM - Nidec Corp. - Monthly	(800)	4.81%	7/11/2023	(72,544)	(1,827)	—	(1,827)
CITI - Olympus Corp. - Monthly	(10,600)	18.93%	7/25/2023	(174,563)	8,101	8,101	—
JPM - Olympus Corp. - Monthly	(24,900)	4.81%	7/11/2023	(393,244)	2,216	2,216	—
CITI - Open House Group Co. Ltd. - Monthly	(2,400)	6.11%	7/25/2023	(93,122)	7,182	7,182	—
JPM - Park24 Co. Ltd. - Monthly	(9,000)	4.81%	7/11/2023	(157,926)	16,243	16,243	—
JPM - Rakuten Group, Inc. - Monthly	(188,000)	4.74%	7/11/2023	(716,712)	66,572	66,572	—
CITI - Recruit Holdings Co. Ltd. - Monthly	(20,500)	82.00%	7/25/2023	(689,495)	18,463	18,463	—
CITI - Renova, Inc. - Monthly	(400)	4.79%	7/25/2023	(4,870)	379	379	—
JPM - Renova, Inc. - Monthly	(9,000)	4.39%	7/11/2023	(101,249)	206	206	—
JPM - SBI Holdings, Inc. - Monthly	(8,600)	4.81%	7/11/2023	(162,999)	(2,004)	—	(2,004)
JPM - SHIFT, Inc. - Monthly	(500)	4.81%	7/11/2023	(88,149)	(2,620)	—	(2,620)
CITI - Softbank Group - Monthly	(2,300)	27.08%	7/25/2023	(110,105)	2,146	2,146	—
JPM - Softbank Group - Monthly	(2,100)	0.01%	7/11/2023	(97,155)	(1,416)	—	(1,416)
CITI - Sony Group Corp. - Monthly	(1,000)	30.77%	7/25/2023	(93,811)	3,960	3,960	—
JPM - Square Enix Holdings Co. Ltd. - Monthly	(6,000)	4.81%	7/11/2023	(272,788)	(5,309)	—	(5,309)
CITI - SUMCO Corp. - Monthly	(20,300)	29.03%	7/25/2023	(288,184)	2,877	2,877	—
JPM - SUMCO Corp. - Monthly	(7,600)	4.81%	7/11/2023	(108,641)	1,827	1,827	—
JPM - Sumitomo Corp. - Monthly	(3,600)	4.81%	7/11/2023	(113,502)	(4,184)	—	(4,184)
CITI - TDK Corp. - Monthly	(2,400)	45.34%	7/25/2023	(92,157)	(436)	—	(436)
Mexico
CITI - America Movil, SAB de CV - Monthly	(849,178)	54.55%	7/25/2023	(914,226)	(7,532)	—	(7,532)
Netherlands
JPM - Aegon NV - Monthly	(9,101)	4.80%	7/11/2023	(72,870)	(1,988)	—	(1,988)
JPM - BE Semiconductor Industries NV - Monthly	(689)	4.80%	7/11/2023	(110,466)	(5,213)	—	(5,213)
JPM - InPost SA - Monthly	(29,159)	4.80%	7/11/2023	(303,819)	(12,328)	—	(12,328)
JPM - Koninklijke Philips NV - Monthly	(5,478)	4.80%	7/11/2023	(123,183)	(11,412)	—	(11,412)
CITI - Prosus - Monthly	(552)	12.75%	7/25/2023	(38,881)	(1,542)	—	(1,542)
Norway
CITI - Aker ASA - Monthly	(538)	9.79%	7/25/2023	(30,303)	(641)	—	(641)
CITI - Aker BP ASA - Monthly	(12,891)	30.12%	7/25/2023	(316,808)	3,688	3,688	—
CITI - Nordic Semiconductor ASA - Monthly	(3,085)	11.45%	7/25/2023	(36,761)	(733)	—	(733)
JPM - Nordic Semiconductor ASA - Monthly	(1,920)	4.76%	7/11/2023	(24,214)	879	879	—
CITI - Salmar ASA - Monthly	(3,310)	13.16%	7/25/2023	(135,139)	1,643	1,643	—
Poland
JPM - Allegro.eu SA - Monthly	(4,330)	4.43%	7/11/2023	(78,734)	2,205	2,205	—
JPM - Bank Pekao SA - Monthly	(4,606)	4.56%	7/11/2023	(196,400)	(4,140)	—	(4,140)
CITI - KGHM Polska Miedz SA - Monthly	(6,404)	22.70%	7/25/2023	(184,551)	7,517	7,517	—
CITI - LPP SA - Monthly	(29)	32.00%	7/25/2023	(97,561)	(2,364)	—	(2,364)
JPM - Polski Koncern Naftowy ORLEN SA - Monthly	(4,590)	4.56%	7/11/2023	(73,245)	533	533	—
JPM - SKC Co. Ltd. - Monthly	(123)	4.31%	7/11/2023	(10,513)	1,402	1,402	—
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Republic of Korea
CITI - Hanwha Solutions Corp. - Monthly	(967)	16.61%	7/25/2023	(33,752)	$2,708	$2,708	$—
JPM - ILJIN Materials Co. Ltd. - Monthly	(2,646)	4.26%	7/11/2023	(119,986)	23,194	23,194	—
CITI - Kakao Corp. - Monthly	(9,547)	28.06%	7/25/2023	(370,822)	15,069	15,069	—
JPM - Kakao Corp. - Monthly	(3,577)	4.71%	7/11/2023	(155,167)	21,876	21,876	—
JPM - LG Electronics Inc. - Monthly	(944)	4.71%	7/11/2023	(91,778)	1,007	1,007	—
JPM - Posco Chemical Co. Ltd. - Monthly	(2,148)	4.03%	7/11/2023	(634,932)	59,480	59,480	—
JPM - SK Innovation Co. Ltd. - Monthly	(914)	4.71%	7/11/2023	(138,855)	28,910	28,910	—
JPM - SK, Inc. - Monthly	(932)	4.71%	7/11/2023	(121,233)	16,055	16,055	—
South Africa
JPM - Reinet Investments SCA - Monthly	(4,063)	4.66%	7/11/2023	(87,576)	(2,432)	—	(2,432)
Spain
JPM - Caixabank - Monthly	(44,964)	4.80%	7/11/2023	(176,619)	(9,190)	—	(9,190)
Sweden
CITI - EQT AB - Monthly	(5,737)	21.13%	7/25/2023	(111,561)	1,240	1,240	—
CITI - Fastighets AB Balder - Monthly	(35,258)	11.72%	7/25/2023	(135,447)	(3,619)	—	(3,619)
CITI - Nordea Bank ABP - Monthly	(15,662)	27.72%	7/25/2023	(169,296)	(5,974)	—	(5,974)
CITI - Sagax AB - Monthly	(1,712)	0.05%	7/25/2023	(33,228)	(583)	—	(583)
CITI - Sandvik AB - Monthly	(4,505)	24.12%	7/25/2023	(85,787)	(2,013)	—	(2,013)
JPM - Securitas AB - Monthly	(9,246)	4.76%	7/11/2023	(80,987)	(2,401)	—	(2,401)
CITI - Trelleborg AB - Monthly	(5,121)	26.98%	7/25/2023	(137,035)	3,848	3,848	—
Switzerland
JPM - Bachem Holding AG - Monthly	(5,069)	4.80%	7/11/2023	(493,891)	52,149	52,149	—
JPM - Cie Financiere Richemont SA - Monthly	(632)	4.80%	7/11/2023	(162,531)	(6,769)	—	(6,769)
CITI - SIG Group AG - Monthly	(24,053)	38.86%	7/25/2023	(652,307)	(10,927)	—	(10,927)
CITI - Straumann Holding AG - Monthly	(1,391)	34.85%	7/25/2023	(212,539)	(13,039)	—	(13,039)
JPM - Tecan Group AG - Monthly	(829)	4.80%	7/11/2023	(327,486)	3,390	3,390	—
JPM - UBS Group - Monthly	(45,865)	4.80%	7/11/2023	(941,970)	2,733	2,733	—
JPM - Zurich Insurance Group AG - Monthly	(236)	0.01%	7/11/2023	(110,900)	(1,134)	—	(1,134)
Taiwan
JPM - Powerchip Semiconductor Manufacturing Corp. - Monthly	(3,000)	4.06%	7/11/2023	(3,010)	29	29	—
United Kingdom
JPM - Centrica PLC - Monthly	(115,556)	4.81%	7/11/2023	(169,684)	(12,220)	—	(12,220)
JPM - Ocado Group PLC - Monthly	(62,633)	4.81%	7/11/2023	(301,640)	(164,080)	—	(164,080)
CITI - Rentokil Initial PLC - Monthly	(22,099)	43.03%	7/25/2023	(174,941)	2,337	2,337	—
United States
JPM - Air Transport Services Group, Inc. - Monthly	(2,744)	4.91%	7/11/2023	(51,423)	(357)	—	(357)
CITI - Airbnb, Inc. - Monthly	(808)	42.17%	7/25/2023	(103,073)	(480)	—	(480)
JPM - Airbnb, Inc. - Monthly	(562)	4.91%	7/11/2023	(71,209)	(817)	—	(817)
JPM - Align Technology, Inc. - Monthly	(656)	4.91%	7/11/2023	(219,333)	(30,753)	—	(30,753)
CITI - Apollo Global Management, Inc. - Monthly	(3,197)	32.65%	7/25/2023	(307,117)	(6,202)	—	(6,202)
CITI - Arch Capital Group Ltd. - Monthly	(1,492)	25.86%	7/25/2023	(111,965)	(3,342)	—	(3,342)
JPM - Bank of Hawaii Corp. - Monthly	(3,047)	3.50%	7/11/2023	(144,489)	18,861	18,861	—
JPM - BankUnited, Inc. - Monthly	(6,208)	4.91%	7/11/2023	(144,522)	10,740	10,740	—
JPM - Banner Corp. - Monthly	(2,274)	4.91%	7/11/2023	(106,878)	7,572	7,572	—
CITI - Blackstone Group - Monthly	(5,652)	50.59%	7/25/2023	(504,927)	(20,540)	—	(20,540)
JPM - Block, Inc. - Monthly	(819)	4.91%	7/11/2023	(72,613)	(914)	—	(914)
JPM - Boeing - Monthly	(331)	4.91%	7/11/2023	(124,759)	2,300	2,300	—
JPM - Boston Properties, Inc. - Monthly	(12,418)	4.91%	7/11/2023	(674,760)	(43,410)	—	(43,410)
JPM - Brandywine Realty Trust - Monthly	(574)	4.91%	7/11/2023	(2,577)	(92)	—	(92)
CITI - Broadridge Financial Solutions - Monthly	(762)	57.68%	7/25/2023	(120,815)	(5,395)	—	(5,395)
JPM - Broadridge Financial Solutions - Monthly	(2,528)	4.91%	7/11/2023	(391,092)	(27,620)	—	(27,620)
JPM - Cadence Bank - Monthly	(5,618)	4.91%	7/11/2023	(117,529)	7,191	7,191	—
JPM - Capital One Financial Corp. - Monthly	(525)	4.91%	7/11/2023	(57,310)	(109)	—	(109)
CITI - Celanese Corp. - Monthly	(1,620)	70.06%	7/25/2023	(176,615)	(10,981)	—	(10,981)
CITI - Charles River Laboratories - Monthly	(824)	22.95%	7/25/2023	(168,236)	(5,010)	—	(5,010)
JPM - Charles River Laboratories - Monthly	(3,537)	4.91%	7/11/2023	(722,205)	(21,450)	—	(21,450)
JPM - Charles Schwab Corp. - Monthly	(4,335)	4.71%	7/11/2023	(247,333)	1,626	1,626	—
CITI - Church & Dwight Co. Inc. - Monthly	(2,785)	51.88%	7/25/2023	(271,677)	(7,464)	—	(7,464)
JPM - Church & Dwight Co. Inc. - Monthly	(5,845)	4.91%	7/11/2023	(548,624)	(37,220)	—	(37,220)
JPM - Columbia Banking System Inc. - Monthly	(5,433)	4.91%	7/11/2023	(126,317)	16,136	16,136	—
JPM - Community Bank System, Inc. - Monthly	(2,196)	4.91%	7/11/2023	(119,287)	16,338	16,338	—
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
CITI - Constellation Energy - Monthly	(12,353)	75.19%	7/25/2023	(1,102,505)	$(28,412)	$—	$(28,412)
CITI - Costar Group, Inc. - Monthly	(4,992)	37.43%	7/25/2023	(431,309)	(12,979)	—	(12,979)
JPM - Costar Group, Inc. - Monthly	(1,500)	4.91%	7/11/2023	(121,410)	(12,090)	—	(12,090)
JPM - Crown Castle, Inc. - Monthly	(626)	0.01%	7/11/2023	(70,980)	(347)	—	(347)
JPM - Cullen/Frost Bankers, Inc. - Monthly	(1,228)	4.91%	7/11/2023	(135,154)	3,107	3,107	—
JPM - CVB Financial Corp. - Monthly	(7,865)	4.91%	7/11/2023	(114,829)	10,382	10,382	—
JPM - Darden Restaurants, Inc. - Monthly	(694)	4.91%	7/11/2023	(169,568)	(2,582)	—	(2,582)
CITI - DaVita, Inc. - Monthly	(963)	30.33%	7/25/2023	(108,163)	(1,454)	—	(1,454)
JPM - Devon Energy Corp. - Monthly	(2,148)	4.91%	7/11/2023	(139,110)	3,363	3,363	—
CITI - Discover Financial Services - Monthly	(1,041)	28.70%	7/25/2023	(120,215)	(1,426)	—	(1,426)
JPM - Dish Network Corp. - Monthly	(17,645)	4.91%	7/11/2023	(985,348)	10,048	10,048	—
JPM - Dollar General Corp. - Monthly	(11)	0.01%	7/11/2023	(1,714)	(153)	—	(153)
CITI - Dollar Tree, Inc. - Monthly	(1,582)	54.40%	7/25/2023	(227,919)	902	902	—
JPM - Enphase Energy, Inc. - Monthly	(208)	4.91%	7/11/2023	(50,611)	2,895	2,895	—
CITI - Equifax, Inc. - Monthly	(1,763)	63.53%	7/25/2023	(399,231)	(15,603)	—	(15,603)
JPM - Equifax, Inc. - Monthly	(938)	4.91%	7/11/2023	(209,943)	(10,768)	—	(10,768)
JPM - FB Financial Corp. - Monthly	(4,050)	4.91%	7/11/2023	(124,011)	10,408	10,408	—
JPM - Fiserv, Inc. - Monthly	(6,136)	4.91%	7/11/2023	(770,370)	(58,565)	—	(58,565)
CITI - Ford Motor Co. - Monthly	(437)	5.92%	7/25/2023	(6,201)	(411)	—	(411)
JPM - Frontier Communications Parent, Inc. - Monthly	(3,536)	4.91%	7/11/2023	(58,450)	(7,461)	—	(7,461)
JPM - General Electric Co. - Monthly	(888)	4.91%	7/11/2023	(112,646)	(3,357)	—	(3,357)
JPM - Glacier Bancorp, Inc. - Monthly	(3,685)	4.91%	7/11/2023	(127,464)	12,603	12,603	—
JPM - Hancock Whitney Corp. - Monthly	(3,039)	4.91%	7/11/2023	(129,948)	13,311	13,311	—
CITI - HCA Healthcare, Inc. - Monthly	(211)	19.77%	7/25/2023	(62,118)	(1,916)	—	(1,916)
JPM - Huntington Bancshares, Inc. - Monthly	(21,475)	4.91%	7/11/2023	(240,520)	9,019	9,019	—
JPM - IBM Corp. - Monthly	(2,169)	4.91%	7/11/2023	(291,996)	1,763	1,763	—
CITI - Illumina - Monthly	(1,766)	24.96%	7/25/2023	(350,718)	19,611	19,611	—
CITI - Iron Mountain, Inc. - Monthly	(2,240)	38.23%	7/25/2023	(120,121)	(4,314)	—	(4,314)
JPM - Iron Mountain, Inc. - Monthly	(7,824)	4.91%	7/11/2023	(436,814)	(7,746)	—	(7,746)
CITI - Kimco Realty Corp. - Monthly	(7,057)	63.50%	7/25/2023	(135,758)	(6,140)	—	(6,140)
CITI - KKR & Co. Inc. - Monthly	(7,204)	37.96%	7/25/2023	(397,589)	(5,835)	—	(5,835)
JPM - KKR & Co. Inc. - Monthly	(3,942)	4.91%	7/11/2023	(215,667)	(5,085)	—	(5,085)
CITI - Lamb Weston Holdings, Inc. - Monthly	(5,791)	30.28%	7/25/2023	(665,965)	290	290	—
JPM - Lamb Weston Holdings, Inc. - Monthly	(2,337)	4.91%	7/11/2023	(265,016)	(3,622)	—	(3,622)
JPM - Martin Marietta Materials, Inc. - Monthly	(213)	4.91%	7/11/2023	(116,560)	(7,730)	—	(7,730)
CITI - Marvell Technology, Inc. - Monthly	(6,221)	58.52%	7/25/2023	(380,733)	(4,106)	—	(4,106)
JPM - MercadoLibre, Inc. - Monthly	(5)	0.01%	7/11/2023	(66,536)	126	126	—
JPM - Netflix, Inc. - Monthly	(113)	4.91%	7/11/2023	(49,065)	(711)	—	(711)
CITI - Newell Brands, Inc. - Monthly	(38,318)	24.15%	7/25/2023	(303,479)	(29,888)	—	(29,888)
JPM - Newell Brands, Inc. - Monthly	(9,878)	4.91%	7/11/2023	(85,247)	(691)	—	(691)
CITI - Norwegian Cruise Line Holding Ltd. - Monthly	(19,631)	44.70%	7/25/2023	(381,295)	(52,807)	—	(52,807)
CITI - Occidental Petroleum Corp. - Monthly	(995)	53.69%	7/25/2023	(56,237)	(2,269)	—	(2,269)
JPM - OceanFirst Financial Corp. - Monthly	(3,869)	4.91%	7/11/2023	(63,761)	3,327	3,327	—
JPM - ON Semiconductor Corp. - Monthly	(912)	4.91%	7/11/2023	(103,488)	(4,186)	—	(4,186)
CITI - ONEOK, Inc. - Monthly	(2,000)	55.56%	7/25/2023	(121,675)	(7,060)	—	(7,060)
CITI - Oracle - Monthly	(3,910)	85.95%	7/25/2023	(450,125)	5,562	5,562	—
JPM - Oracle - Monthly	(321)	4.91%	7/11/2023	(34,501)	(3,727)	—	(3,727)
JPM - Pacific Premier Bancorp, Inc. - Monthly	(5,750)	4.91%	7/11/2023	(124,602)	5,692	5,692	—
CITI - Paramount Global - Monthly	(45,502)	25.70%	7/25/2023	(707,827)	(16,110)	—	(16,110)
JPM - PayPal Holdings, Inc. - Monthly	(1,169)	4.91%	7/11/2023	(79,880)	1,873	1,873	—
CITI - PerkinElmer, Inc. - Monthly	(7)	0.77%	7/25/2023	(807)	(25)	—	(25)
JPM - PerkinElmer, Inc. - Monthly	(2,626)	4.91%	7/11/2023	(292,668)	(19,275)	—	(19,275)
JPM - Prosperity Bancshares, Inc. - Monthly	(1,713)	4.91%	7/11/2023	(105,075)	8,325	8,325	—
JPM - Qualcomm, Inc. - Monthly	(550)	4.61%	7/11/2023	(64,568)	(904)	—	(904)
CITI - Quanta Services, Inc. - Monthly	(2,995)	49.21%	7/25/2023	(566,983)	(21,384)	—	(21,384)
CITI - Raymond James Financial, Inc. - Monthly	(1,057)	44.29%	7/25/2023	(104,667)	(5,018)	—	(5,018)
JPM - Raymond James Financial, Inc. - Monthly	(2,523)	4.91%	7/11/2023	(252,171)	(9,640)	—	(9,640)
CITI - Realty Income Corp. - Monthly	(2,635)	36.78%	7/25/2023	(156,746)	(801)	—	(801)
CITI - Republic Services, Inc. - Monthly	(4,182)	64.39%	7/25/2023	(617,488)	(23,069)	—	(23,069)
JPM - Republic Services, Inc. - Monthly	(1,400)	4.91%	7/11/2023	(200,816)	(13,622)	—	(13,622)
JPM - ResMed, Inc. - Monthly	(890)	4.91%	7/11/2023	(191,288)	(3,177)	—	(3,177)
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
JPM - Sabre Corp. - Monthly	(2,730)	4.91%	7/11/2023	(9,146)	$437	$437	$—
JPM - Sea ADS Representing Ltd. - Monthly	(9,625)	4.91%	7/11/2023	(611,533)	41,843	41,843	—
JPM - ServisFirst Bancshares, Inc. - Monthly	(2,313)	4.91%	7/11/2023	(102,026)	7,378	7,378	—
JPM - Simon Property Group - Monthly	(782)	4.91%	7/11/2023	(123,863)	(4,512)	—	(4,512)
JPM - SouthState Corp. - Monthly	(1,649)	4.91%	7/11/2023	(116,947)	8,443	8,443	—
CITI - Southwest Airlines - Monthly	(1,622)	23.50%	7/25/2023	(57,431)	(1,301)	—	(1,301)
JPM - Steris PLC - Monthly	(2,736)	4.91%	7/11/2023	(591,863)	(50,490)	—	(50,490)
JPM - Synovus Financial Corp. - Monthly	(1,099)	4.91%	7/11/2023	(34,618)	1,374	1,374	—
CITI - Take-Two Interactive Software, Inc. - Monthly	(5,262)	31.10%	7/25/2023	(744,489)	(29,866)	—	(29,866)
JPM - Targa Resources Corp. - Monthly	(3,041)	4.91%	7/11/2023	(319,144)	(11,647)	—	(11,647)
CITI - Teledyne Technologies, Inc. - Monthly	(1,506)	29.82%	7/25/2023	(600,835)	(18,297)	—	(18,297)
JPM - T-Mobile US - Monthly	(3,498)	4.91%	7/11/2023	(543,565)	(30,013)	—	(30,013)
JPM - Truist Financial Corp. - Monthly	(7,400)	4.91%	7/11/2023	(245,310)	20,720	20,720	—
JPM - UMB Financial Corp. - Monthly	(1,852)	4.91%	7/11/2023	(123,343)	10,556	10,556	—
JPM - Valley National Bancorp - Monthly	(14,987)	4.91%	7/11/2023	(126,940)	10,791	10,791	—
JPM - Washington Federal, Inc. - Monthly	(4,032)	4.91%	7/11/2023	(118,783)	11,854	11,854	—
CITI - Welltower - Monthly	(1,044)	19.55%	7/25/2023	(114,002)	(2,537)	—	(2,537)
JPM - Western Alliance Bancorp - Monthly	(8,551)	2.38%	7/11/2023	(348,624)	36,769	36,769	—
JPM - Xerox Holdings Corp. - Monthly	(1,742)	4.91%	7/11/2023	(26,391)	453	453	—
JPM - Zions Bancorp N.A. - Monthly	(1,418)	4.25%	7/11/2023	(45,383)	7,296	7,296	—
Total Short Equities						$972,786	$(1,446,363)
Total CFD Swap Contracts						$972,786	$(1,446,675)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Consolidated Statements of Assets and Liabilities.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[7] Rate resets based on SONIA12M.
[8] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[9] Rate resets based on EURIBOR06M.
[10] Rate resets based on FEDL12M.
[11] Rate resets based on JIBAR03M.
[12] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[13] Rate resets based on KORIBOR03M.
[14] Rate resets based on ESTR12M.
LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
[15] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
[16] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 6-365 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR.
[17] Date reflected is the next payment date. Contracts have an open-ended maturity date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CZK–Czech Koruna
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR01M–1 Month Term Secured Overnight Financing Rate
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
KORIBOR03M–Korea Interbank Offered Rates KRW 3 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
ESTR12M–Euro short-term rate 12 Month
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
MSC–Morgan Stanley & Co.
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SEK–Swedish Krona
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
TOPIX–Tokyo Stock Price Index
TSX–Toronto Stock Exchange
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Investments, at value	$2,162,786,311
Receivable for securities sold	67,673,700
Cash collateral held at broker for futures contracts	14,073,847
Cash collateral held at brokers for certain open bilateral derivatives	11,555,904
Cash collateral held at brokers for swap contracts	11,212,504
Dividends and interest receivable	9,238,210
Unrealized appreciation on foreign currency exchange contracts	5,753,790
Foreign currencies, at value	5,604,169
Upfront payments paid on interest rate swap contracts	4,260,342
Swap payments receivable	2,449,081
Cash	2,097,416
Cash collateral held at broker for TBAs	195,000
Receivable for fund shares sold	190,688
Expense reimbursement receivable from Lincoln Financial Investments Corporation	32,566
Prepaid expenses	13,357
Other receivables	245
TOTAL ASSETS	2,297,137,130
LIABILITIES:
Payable for securities purchased	163,304,707
Variation margin due to brokers on centrally cleared interest rate swap contracts	11,196,386
Options written, at value	7,439,380
Upfront payments received on interest rate swap contracts	7,265,982
Unrealized depreciation on foreign currency exchange contracts	7,229,086
Security sold short, at value	1,542,536
Due to manager and affiliates	1,312,887
Payable for fund shares redeemed	742,643
Other accrued expenses payable	601,048
Payable for unfunded loan commitments	511,706
Variation margin due to broker on futures contracts	138,835
Cash collateral due to brokers for TBAs	73,000
Foreign capital gain taxes payable	38,031
Swap payments payable	16,283
Interest expense payable for securities sold short	15,661
TOTAL LIABILITIES	201,428,171
TOTAL NET ASSETS	$2,095,708,959
Investments, at cost	$2,016,515,780
Foreign currencies, at cost	5,609,552
Options written, premiums received	(6,322,777)
Security sold short, proceeds received	(1,308,814)
Standard Class:
Net Assets	$1,184,893,408
Shares Outstanding	105,842,155
Net Asset Value Per Share	$ 11.195
Service Class:
Net Assets	$ 910,815,551
Shares Outstanding	81,489,382
Net Asset Value Per Share	$ 11.177
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,018,541,897
Distributable earnings/(accumulated loss)	77,167,062
TOTAL NET ASSETS	$2,095,708,959
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 22,263,976
Dividends	14,415,638
Foreign taxes withheld	(1,012,845)
35,666,769
EXPENSES:
Management fees	6,503,515
Distribution fees-Service Class	1,127,719
Custodian fees	334,720
Shareholder servicing fees	299,956
Accounting and administration expenses	252,823
Professional fees	96,144
Pricing fees	56,265
Trustees’ fees and expenses	36,501
Interest expense on securities sold short	13,498
Reports and statements to shareholders	12,654
Consulting fees	1,882
Other	20,594
8,756,271
Less:
Expenses reimbursed	(271,311)
Total operating expenses	8,484,960
NET INVESTMENT INCOME	27,181,809
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	14,891,057
Foreign currencies	763,235
Foreign currency exchange contracts	(7,048,968)
Futures contracts	(8,629,216)
Options purchased	(6,031,711)
Options written	12,292,923
Swap contracts	6,388,946
Net realized gain	12,626,266
Net change in unrealized appreciation (depreciation) of:
Investments**	118,190,507
Foreign currencies	(56,785)
Foreign currency exchange contracts	3,362,086
Futures contracts	6,932,788
Securities sold short	(60,435)
Options purchased	(2,002,102)
Options written	5,662,161
Swap contracts	(18,881,788)
Net change in unrealized appreciation (depreciation)	113,146,432
NET REALIZED AND UNREALIZED GAIN	125,772,698
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,954,507

*	Includes $1,063 foreign capital gains taxes paid.
**	Includes $38,030 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 27,181,809	$ 23,997,392
Net realized gain (loss)	12,626,266	(70,393,123)
Net change in unrealized appreciation (depreciation)	113,146,432	(165,883,734)
Net increase (decrease) in net assets resulting from operations	152,954,507	(212,279,465)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(37,641,148)
Service Class	—	(27,732,699)
	—	(65,373,847)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,564,203	525,539,837
Service Class	20,053,289	975,488,335
Net assets from merger:
Standard Class	—	37,851,666
Service Class	—	62,990,060
Reinvestment of dividends and distributions:
Standard Class	—	37,641,148
Service Class	—	27,732,699
	56,617,492	1,667,243,745
Cost of shares redeemed:
Standard Class	(92,391,654)	(171,996,172)
Service Class	(75,878,510)	(92,886,483)
	(168,270,164)	(264,882,655)
Increase (decrease) in net assets derived from capital share transactions	(111,652,672)	1,402,361,090
NET INCREASE IN NET ASSETS	41,301,835	1,124,707,778
NET ASSETS:
Beginning of period	2,054,407,124	929,699,346
End of period	$2,095,708,959	$2,054,407,124
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended			4/29/19 [1] to 12/31/19
		12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$ 10.396	$ 12.691	$ 12.412	$ 10.653	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.147	0.176	0.143	0.105	0.096
Net realized and unrealized gain (loss)	0.652	(2.136)	0.786	1.929	0.718
Total from investment operations	0.799	(1.960)	0.929	2.034	0.814
Less dividends and distributions from:
Net investment income	—	(0.039)	(0.198)	(0.091)	(0.100)
Net realized gain	—	(0.296)	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.335)	(0.650)	(0.275)	(0.161)
Net asset value, end of period	$ 11.195	$ 10.396	$ 12.691	$ 12.412	$ 10.653
Total return[4]	7.69%	(15.38%)	7.55%	19.23%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,184,893	$1,154,002	$929,686	$931,624	$917,683
Ratio of expenses to average net assets	0.71%	0.71%	0.75% [5]	0.76% [5]	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.81%	0.85%	0.75%
Ratio of net investment income to average net assets	2.74%	1.62%	1.11% [6]	0.98% [6]	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.71%	1.58%	1.05%	0.89%	1.38%
Portfolio turnover	128%	144% [7]	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[6]	The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.
[7]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended			4/29/19 [1] to 12/31/19
		12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$ 10.392	$ 12.699	$ 12.416	$ 10.654	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.133	0.144	0.113	0.080	0.080
Net realized and unrealized gain (loss)	0.652	(2.131)	0.788	1.930	0.717
Total from investment operations	0.785	(1.987)	0.901	2.010	0.797
Less dividends and distributions from:
Net investment income	—	(0.024)	(0.166)	(0.064)	(0.082)
Net realized gain	—	(0.296)	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.320)	(0.618)	(0.248)	(0.143)
Net asset value, end of period	$ 11.177	$ 10.392	$ 12.699	$ 12.416	$ 10.654
Total return[4]	7.56%	(15.58%)	7.31%	19.01%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$910,816	$ 900,405	$ 14	$ 13	$ 11
Ratio of expenses to average net assets	0.96%	0.96%	1.00% [5]	1.01% [5]	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	1.06%	1.10%	1.00%
Ratio of net investment income to average net assets	2.49%	1.37%	0.87% [6]	0.72% [6]	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.46%	1.33%	0.81%	0.63%	1.13%
Portfolio turnover	128%	144% [7]	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[6]	The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.
[7]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto  25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2023, the net assets of the Subsidiary were $28,289,385, which represented 1.35% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor
LVIP BlackRock Global Allocation Fund-56

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statements of Assets and Liabilities.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP BlackRock Global Allocation Fund is $5,604,169 and $5,609,552 respectively.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender
LVIP BlackRock Global Allocation Fund-57

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least June 17, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 799,605	$ 555,633	$ 664,149	$ 2,019,387
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's and the Subsidiary's investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
LVIP BlackRock Global Allocation Fund-58

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$85,416
Legal	13,704
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,397 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 32,566
Management fees payable to LFI	1,076,947
Distribution fees payable to LFD	186,271
Shareholder servicing fees payable to Lincoln Life	49,669
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,006,438,337
Purchases of U.S. government securities	1,428,617,879
Sales other than U.S. government securities	944,081,829
Sales of U.S. government securities	1,443,556,390
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end.At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$2,016,515,780
Aggregate unrealized appreciation of investments and derivatives	$ 246,724,058
Aggregate unrealized depreciation of investments and derivatives	(215,058,830)
Net unrealized appreciation of investments and derivatives	$ 31,665,228
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP BlackRock Global Allocation Fund-59

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 2,960,151	$ —*	$ 2,960,151
Belgium	—	658,291	—	658,291
Brazil	2,438,494	—	—	2,438,494
Canada	30,013,834	—	—	30,013,834
China	51,854	20,123,561	—	20,175,415
Denmark	—	5,277,502	—	5,277,502
Finland	—	778,065	—	778,065
France	—	64,955,342	—	64,955,342
Germany	1,067,118	42,189,244	—	43,256,362
Greenland	—	310,059	—	310,059
Hong Kong	—	7,095,527	—	7,095,527
India	—	1,296,229	—	1,296,229
Indonesia	—	269,974	—	269,974
Ireland	904,757	721,219	—	1,625,976
Israel	5,602,139	—	—	5,602,139
Italy	—	8,637,967	—	8,637,967
Japan	—	76,206,391	—	76,206,391
Jordan	—	87,042	—	87,042
Mexico	1,817,626	—	—	1,817,626
Netherlands	647,607	34,636,520	—	35,284,127
Norway	—	1,273,338	—	1,273,338
Peru	522,448	—	—	522,448
Republic of Korea	—	7,937,746	—	7,937,746
Russia	—	—	—*	0
Saudi Arabia	—	438,575	—	438,575
Singapore	—	1,458,790	—	1,458,790
South Africa	414,593	113,822	—	528,415
Spain	—	11,259,825	—	11,259,825
Sweden	—	4,531,964	253,570	4,785,534
Switzerland	5,859,809	42,750,444	—	48,610,253
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Taiwan	$ —	$ 9,775,923	$ —	$ 9,775,923
United Arab Emirates	—	—	—*	0
United Kingdom	8,334,804	56,637,066	—	64,971,870
United States	708,770,602	—	6,963,960	715,734,562
Convertible Preferred Stocks	710,784	2,764,709	6,057,543	9,533,036
Preferred Stocks
Brazil	532,227	—	—	532,227
Germany	—	294,899	—	294,899
United States	1,891,508	—	20,016,554	21,908,062
Warrants	31,389	—	—	31,389
Convertible Bonds	—	1,121,948	—	1,121,948
Agency Collateralized Mortgage Obligation	—	132,293	—	132,293
Agency Commercial Mortgage-Backed Securities	—	632,795	—	632,795
Agency Mortgage-Backed Securities	—	87,184,699	—	87,184,699
Corporate Bonds
Australia	—	—	7,075,406	7,075,406
Austria	—	980,767	—	980,767
Belgium	—	631,347	—	631,347
Brazil	—	841,324	—	841,324
Canada	—	1,889,452	—	1,889,452
Chile	—	173,998	—	173,998
China	—	34,678	—	34,678
Colombia	—	1,290,747	—	1,290,747
Costa Rica	—	197,905	—	197,905
Dominican Republic	—	192,600	—	192,600
France	—	2,808,746	—	2,808,746
Germany	—	7,838,350	—	7,838,350
Hong Kong	—	380,397	—	380,397
India	—	331,576	—	331,576
Indonesia	—	473,382	—	473,382
Ireland	—	486,096	—	486,096
Israel	—	1,636,341	—	1,636,341
Italy	—	6,632,359	—	6,632,359
Japan	—	945,854	—	945,854
Kuwait	—	365,945	—	365,945
Luxembourg	—	4,306,431	—	4,306,431
Mexico	—	1,844,792	—	1,844,792
Morocco	—	178,760	—	178,760
Netherlands	—	2,374,183	—	2,374,183
Nigeria	—	163,108	—	163,108
Panama	—	153,500	—	153,500
Republic of Korea	—	734,944	—	734,944
Singapore	—	403,690	—	403,690
South Africa	—	720,669	—	720,669
Spain	—	1,134,396	—	1,134,396
Sweden	—	2,507,446	—	2,507,446
Switzerland	—	4,390,912	—	4,390,912
Tanzania (United Republic Of)	—	178,540	—	178,540
United Arab Emirates	—	421,265	—	421,265
United Kingdom	—	16,981,071	—	16,981,071
United States	—	105,296,241	3,537,443	108,833,684
Zambia	—	199,751	—	199,751
Loan Agreements	—	32,117,639	15,884,679	48,002,318
Non-Agency Asset-Backed Securities	—	13,175,647	1,477,962	14,653,609
Non-Agency Collateralized Mortgage Obligations	—	7,519,252	3,036,974	10,556,226
Non-Agency Commercial Mortgage-Backed Securities	—	43,570,835	—	43,570,835
Sovereign Bonds	—	142,232,309	—	142,232,309
U.S. Treasury Obligations	—	103,078,249	—	103,078,249
Exchange-Traded Funds	52,081,299	—	—	52,081,299
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 208,238,713	$ —	$ —	$ 208,238,713
Short-Term Investments	—	54,488,989	—	54,488,989
Options Purchased	7,128,509	605,703	—	7,734,212
Total Investments	$1,037,060,114	$1,061,422,106	$64,304,091	$2,162,786,311
Liabilities:
Common Stocks Sold Short	$ (793,874)	$ (748,662)	$ —	(1,542,536)
Total Investments	$ (793,874)	$ (748,662)	$ —	$ (1,542,536)
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$ —	$ 5,753,790	$ —	$ 5,753,790
Futures Contracts	$ 7,092,067	$ —	$ —	$ 7,092,067
Swap Contracts	$ —	$ 23,119,358	$ 3,195	$ 23,122,553
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (7,229,086)	$ —	$ (7,229,086)
Futures Contracts	$ (1,727,317)	$ —	$ —	$ (1,727,317)
Options Written	$ (1,782,511)	$ (5,656,869)	$ —	$ (7,439,380)
Swap Contracts	$ —	$ (37,388,795)	$ —	$ (37,388,795)

*	Includes securities that have been valued at zero on the "Consolidated Schedule of Investments" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2023.
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$ 7,217,530	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.21x-20.00x (N/A)
			Discount for Lack of Marketability (a)	16.00% (N/A)
Convertible Preferred Stocks	$ 6,057,543	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	2.75x-34.85x (N/A)
Corporate Bonds	$10,612,849	Market Yield Analysis	Average Yield to Maturity	14.00%-17.56% (14.49%)
		Income Approach	Discount Rate (a)	9.37% (N/A)
			Weighted Average Cost of Capital (WACC)	17.50% (N/A)
Loan Agreements	$15,884,679	Indicative Market Quote	Broker Quote	$95.23-$99.58 ($97.40)
		Income Approach	Discount Rate (a)	10.70%-14.06% (12.47%)
			Spread	9.60%-12.30% (10.41%)
		Market Yield Analysis	Average Yield to Maturity	7.87%-13.12% (9.67%)
Non-Agency Asset-Backed Securities	$ 1,477,962	Income Approach	Discount Rate	8.60% (N/A)
Non-Agency Collateralized Mortgage Obligations	$ 3,036,974	Indicative Market Quote	Broker Quote	$64.45 - $95.88 ($90.41)
Preferred Stock	$20,016,554	Market Yield Analysis	Average Yield to Maturity	12.50% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.95x-36.50x (N/A)
			Term of Exit / Liquidity Event	1.50-5.00 yrs (3.13 yrs)
			Volatility Percentage	50.00%-75.00% (65.59%)
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Total Return Swap Contract	$ 3,195	Pricing Service	#	#
Total	$64,307,286
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Common Stock	$ 7,061,952	$—	$ —	$ —	$—	$—	$ —	$ —	$ 155,578	$ 7,217,530	$ 155,578
Convertible Preferred Stocks	5,914,042	—	—	—	—	—	—	—	143,501	6,057,543	143,501
Corporate Bonds	12,160,139	—	47,704	(33,592)	—	—	19,131	758	(1,581,291)	10,612,849	(1,581,291)
Loan Agreements	17,310,715	—	408,851	(1,595,940)	—	—	(97,737)	(12,568)	(128,642)	15,884,679	(128,703)
Non-Agency Asset-Backed Security	1,460,338	—	—	—	—	—	2,692	—	14,932	1,477,962	14,932
Non-Agency Collateralized Mortgage Obligations	3,281,590	—	—	(126,838)	—	—	9,368	2,355	(129,501)	3,036,974	(129,501)
Preferred Stocks	19,563,478	—	—	—	—	—	—	—	453,076	20,016,554	453,076
Warrant	1	—	—	—	—	—	—	(5,022)	5,021	—	—
Total Return Swap (TRS) Contract	—	—	2,813,237	(2,831,071)	—	—	—	17,834	3,195	3,195	3,195
Total	$66,752,255	$—	$3,269,792	$(4,587,441)	$—	$—	$(66,546)	$ 3,357	$(1,064,131)	$64,307,286	$(1,069,213)
LVIP BlackRock Global Allocation Fund-63

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	3,371,697	46,405,651
Service Class	1,852,466	86,790,175
Shares reinvested:
Standard Class	—	3,701,426
Service Class	—	2,735,685
Shares from merger:
Standard Class	—	3,459,402
Service Class	—	5,877,630
	5,224,163	148,969,969
Shares redeemed:
Standard Class	(8,538,496)	(15,811,897)
Service Class	(7,007,735)	(8,759,925)
	(15,546,231)	(24,571,822)
Net increase (decrease)	(10,322,068)	124,398,147
6.  Fund Merger
As of the close of business on June 10 and 17, 2022, the Fund acquired all of the assets and liabilities of the LVIP BlackRock Advantage Allocation Fund (“Acquired Fund”) and LVIP Franklin Templeton Multi-Asset Opportunities Fund (“Acquired 2 Fund”) together (“Acquired Funds”), open-end investment companies, in exchange for the shares of the LVIP BlackRock Global Allocation Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 3 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Funds as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Funds were recorded at fair value. The shareholders of the Acquired Funds received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Funds prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	3,384,614	Standard Class	3,316,234	$36,342,606	0.980
Acquired Fund - Service Class	2,483,414	Service Class	2,534,994	27,770,856	1.021
Acquired 2 Fund - Standard Class	146,137	Standard Class	143,168	1,509,060	0.980
Acquired 2 Fund - Service Class	3,414,330	Service Class	3,342,636	35,219,204	0.979
The net assets of the Acquiring Fund before the acquisition on June 10, 2022 and June 17, 2022 were $2,150,134,502 and $2,125,082,349 respectively. The net assets of the Acquiring Fund immediately following the acquisition on June 10, 2022 and June 17, 2022 were $2,214,247,964 and $2,161,810,614 respectively.
If the acquisition had been completed on January 1, 2022, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2022, would have been as follows(unaudited):
Net investment income (loss)	$ 24,487,676(a)
Net realized gain (loss)	(69,582,986) (b)
Net change in unrealized appreciation (depreciation)	(179,998,404) (c)
Net decrease in net assets resulting from operations	$(225,093,714)

(a)	$23,997,392, as reported in the Consolidated Statements of Changes in Net Assets, plus $490,284 Net investment income(loss) from Acquired Funds pre-merger.
(b)	$(70,393,123), as reported in the Consolidated Statements of Changes in Net Assets, plus $810,137 Net realized gain (loss) from Acquired Funds pre-merger.
(c)	$(165,883,734), as reported in the Consolidated Statements of Changes in Net Assets, plus $(14,114,670) Net change in unrealized appreciation (depreciation) from Acquired Funds pre-merger.
LVIP BlackRock Global Allocation Fund-64

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6.  Fund Merger (continued)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund’s Consolidated Statement of Changes in Net Assets since June 10, 2022 and June 17, 2022.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2023, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in
LVIP BlackRock Global Allocation Fund-65

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2023, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2023, the Fund entered into CDS contracts as a buyer and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
As disclosed in the  Consolidated  Schedule of Investments, at June 30, 2023, the notional value of the protection sold was USD 8,256,782, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2023, net unrealized appreciation of the protection sold was $193,204.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2023, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2023, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S.
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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2023, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2023, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Schedule of Investments.
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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$ 5,753,790	Unrealized depreciation on foreign currency exchange contracts	$ (7,229,086)
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	606,845	Variation margin due to broker on futures contracts	(544,708)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	6,485,222	Variation margin due to broker on futures contracts	(1,182,609)
Options purchased (Equity contracts)	Investments, at value	7,194,366	Investments, at value	—
Options purchased (Currency contracts)	Investments, at value	148,662	Investments, at value	—
Options purchased (Interest rate contracts)	Investments, at value	391,184	Investments, at value	—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(1,787,257)
Options written (Currency contracts)	Options written, at value	—	Options written, at value	(32,527)
Options written (Interest rate contracts)	Options written, at value	—	Options written, at value	(5,619,596)
Swap contracts (Equity contracts)	Variation margin due to brokers for centrally cleared swap contracts	994,659	Variation margin due to brokers for centrally cleared swap contracts	(1,493,685)
Swap contracts (Credit contracts)	Variation margin due to brokers for centrally cleared swap contracts	232,516	Variation margin due to brokers for centrally cleared swap contracts	(173,734)
Swap contracts (Interest rate contracts & Inflation contracts)	Variation margin due to broker on centrally cleared interest rate swap contracts	21,895,378	Variation margin due to broker on centrally cleared interest rate swap contracts	(35,721,376)
Total		$43,702,622		$(53,784,578)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.
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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(7,048,968)	$ 3,362,086
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,068,126)	(1,379,209)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,561,090)	8,311,997
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(5,698,746)	2,827,192
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	248,131	(80,495)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(581,096)	(4,748,799)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	8,116,230	(16,328)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	703,017	14,876
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	3,473,676	5,663,613
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,103,473)	(445,317)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	3,890	(78,445)
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	8,488,529	(18,358,026)
Total		$(3,028,026)	$ (4,926,855)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$469,420,336	$269,893,024
Futures contracts (average notional value)	319,402,192	483,865,271
Options contracts (average value)	10,757,155	12,375,077
CDS contracts (average notional value)*	9,063,112	3,708,640
Interest rate swap contracts (average notional value)**	480,581,056	1,083,515,411
Total return swap contracts (average notional value)	5,772,727	1,444,797
Contracts for difference swap contract (average notional volume)	—	1,156,980

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
At June 30, 2023, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Citigroup Global Markets	$1,211,607
Goldman Sachs International	2,432,531
Hong Kong Shanghai Bank	21,571
JPMorgan Chase Bank	1,063,297
Morgan Stanley & Co. International	104,773
UBS AG	10,272
Total	$4,844,051
At June 30, 2023, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$ —	$104,539
Barclays Bank	273,000	—
BNP Paribas SA	50,000	—
Hong Kong Shanghai Bank	—	33,414
Total	$323,000	$137,953
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$1,821,931	$ (304,578)	$ 1,517,353
Barclays Bank PLC	573,282	(676,824)	(103,542)
BNP Paribas SA	327,666	(25,035)	302,631
Citigroup Global Markets	1,598,404	(2,100,389)	(501,985)
Deutsche Bank	37,533	(48,381)	(10,848)
Goldman Sachs International	232,957	(2,686,006)	(2,453,049)
Hong Kong Shanghai Bank	615,103	(138,749)	476,354
JPMorgan Chase Bank	2,176,439	(3,584,666)	(1,408,227)
Morgan Stanley Capital	1,141,744	(458,424)	683,320
UBS AG	62,378	(4,785,302)	(4,722,924)
Total	$8,587,437	$(14,808,354)	$(6,220,917)

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Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 1,517,353	$(104,539)	$ —	$ —	$—	$ 1,412,814
Barclays Bank PLC	(103,542)	—	—	—	—	(103,542)
BNP Paribas SA	302,631	—	(50,000)	—	—	252,631
Citigroup Global Markets	(501,985)	—	—	501,985	—	—
Deutsche Bank	(10,848)	—	—	—	—	(10,848)
Goldman Sachs International	(2,453,049)	—	—	2,432,531	—	(20,518)
Hong Kong Shanghai Bank	476,354	(33,414)	—	—	—	442,940
JPMorgan Chase Bank	(1,408,227)	—	—	1,063,297	—	(344,930)
Morgan Stanley Capital	683,320	—	—	—	—	683,320
UBS AG	(4,722,924)	—	—	10,272	—	(4,712,652)
Total	$(6,220,917)	$(137,953)	$(50,000)	$4,008,085	$—	$(2,400,785)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
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Notes to Consolidated Financial Statements (continued)
 9. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Schedule of Investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
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Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Fund-74

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Global Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,058.80	0.15%	$0.77
Service Class Shares	1,000.00	1,056.90	0.50%	2.55
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.00	0.15%	$0.75
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	96.89%
Investment Company	96.89%
Global Multi-Asset Fund	96.89%
Unaffiliated Investment	2.90%
Investment Company	2.90%
Money Market Fund	2.90%
Total Investments	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.89%
INVESTMENT COMPANY–96.89%
Global Multi-Asset Fund–96.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	60,918,061	$ 681,916,775
Total Affiliated Investment (Cost $608,938,518)		681,916,775
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.90%
INVESTMENT COMPANY–2.90%
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	20,401,419	$ 20,401,419
Total Unaffiliated Investment (Cost $20,401,419)		20,401,419

TOTAL INVESTMENTS–99.79% (Cost $629,339,937)	702,318,194
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,474,683
NET ASSETS APPLICABLE TO 66,860,177 SHARES OUTSTANDING–100.00%	$703,792,877

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	Australian Dollar	$ 400,680	$ 406,373	9/18/23	$ —	$ (5,693)
14	British Pound	1,111,163	1,101,593	9/18/23	9,570	—
18	Euro	2,464,425	2,443,964	9/18/23	20,461	—
14	Japanese Yen	1,227,188	1,273,907	9/18/23	—	(46,719)
1	Swedish Krona	186,060	186,511	9/18/23	—	(451)
					30,031	(52,863)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	349,265	352,955	9/15/23	—	(3,690)
2	E-mini Russell 2000 Index	190,370	189,429	9/15/23	941	—
57	E-mini S&P 500 Index	12,791,512	12,385,797	9/15/23	405,715	—
9	E-mini S&P MidCap 400 Index	2,379,690	2,318,082	9/15/23	61,608	—
64	Euro STOXX 50 Index	3,091,676	3,041,086	9/15/23	50,590	—
13	FTSE 100 Index	1,245,101	1,252,869	9/15/23	—	(7,768)
9	OMXS 30 Index	193,283	193,685	7/21/23	—	(402)
4	SPI 200 Index	477,030	471,637	9/21/23	5,393	—
9	TOPIX Index	1,427,076	1,381,553	9/7/23	45,523	—
					569,770	(11,860)
Total Futures Contracts					$599,801	$(64,723)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$681,916,775
Unaffiliated investments, at value	20,401,419
Cash collateral held at broker for futures contracts	1,346,880
Receivable for securities sold	437,926
Variation margin due from broker on futures contracts	234,234
Dividends and interest receivable	83,723
Prepaid expenses	2,701
Receivable for fund shares sold	2,677
TOTAL ASSETS	704,426,335
LIABILITIES:
Payable for fund shares redeemed	313,618
Due to manager and affiliates	261,737
Other accrued expenses payable	58,103
TOTAL LIABILITIES	633,458
TOTAL NET ASSETS	$703,792,877
Affiliated investments, at cost	$608,938,518
Unaffiliated investments, at cost	20,401,419
Standard Class:
Net Assets	$ 73,866
Shares Outstanding	6,958
Net Asset Value Per Share	$ 10.617
Service Class:
Net Assets	$703,719,011
Shares Outstanding	66,853,219
Net Asset Value Per Share	$ 10.526
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$727,791,041
Distributable earnings/(accumulated loss)	(23,998,164)
TOTAL NET ASSETS	$703,792,877
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 489,682
EXPENSES:
Distribution fees-Service Class	1,229,291
Management fees	526,893
Shareholder servicing fees	101,866
Accounting and administration expenses	62,924
Professional fees	24,694
Trustees’ fees and expenses	12,570
Custodian fees	11,648
Reports and statements to shareholders	6,831
Consulting fees	1,553
Pricing fees	456
Other	34,719
2,013,445
Less:
Management fees waived	(263,446)
Total operating expenses	1,749,999
NET INVESTMENT LOSS	(1,260,317)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,843,029
Foreign currencies	23,637
Futures contracts	(9,193,758)
Net realized loss	(5,327,092)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	46,811,576
Foreign currencies	(25,818)
Futures contracts	(1,081,522)
Net change in unrealized appreciation (depreciation)	45,704,236
NET REALIZED AND UNREALIZED GAIN	40,377,144
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,116,827
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (1,260,317)	$ (821,908)
Net realized loss	(5,327,092)	(2,892,863)
Net change in unrealized appreciation (depreciation)	45,704,236	(164,938,044)
Net increase (decrease) in net assets resulting from operations	39,116,827	(168,652,815)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,174)
Service Class	—	(19,584,501)
	—	(19,586,675)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,270	1,511
Service Class	4,076,147	16,499,241
Reinvestment of dividends and distributions:
Standard Class	—	2,174
Service Class	—	19,584,501
	4,077,417	36,087,427
Cost of shares redeemed:
Standard Class	(1,753)	(5,120)
Service Class	(49,400,793)	(93,310,303)
	(49,402,546)	(93,315,423)
Decrease in net assets derived from capital share transactions	(45,325,129)	(57,227,996)
NET DECREASE IN NET ASSETS	(6,208,302)	(245,467,486)
NET ASSETS:
Beginning of period	710,001,179	955,468,665
End of period	$703,792,877	$ 710,001,179
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.027	$ 12.585	$ 12.272	$ 11.280	$ 10.008	$ 10.789
Income (loss) from investment operations:
Net investment income[2]	—	0.027	0.171	0.069	0.090	0.088
Net realized and unrealized gain (loss)	0.590	(2.266)	0.778	1.149	1.563	(0.869)
Total from investment operations	0.590	(2.239)	0.949	1.218	1.653	(0.781)
Less dividends and distributions from:
Net investment income	—	(0.319)	(0.636)	(0.226)	(0.252)	—
Net realized gain	—	—	—	—	(0.129)	—
Total dividends and distributions	—	(0.319)	(0.636)	(0.226)	(0.381)	—
Net asset value, end of period	$ 10.617	$ 10.027	$ 12.585	$ 12.272	$ 11.280	$ 10.008
Total return[3]	5.88%	(17.78%)	7.74%	10.81%	16.63%	(7.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 74	$ 70	$ 90	$ 86	$ 168	$ 164
Ratio of expenses to average net assets[4]	0.15%	0.14%	0.13%	0.15%	0.14%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.22%	0.22%	0.21%	0.22%	0.41%	0.81%
Ratio of net investment income (loss) to average net assets	(0.01%) [5]	0.25%	1.33%	0.62%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08%) [5]	0.17%	1.25%	0.55%	0.56%	0.15%
Portfolio turnover	0%	3%	6%	4%	104% [6]	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.959	$ 12.498	$ 12.190	$ 11.209	$ 9.911	$ 10.722
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	(0.011)	0.124	0.030	0.051	0.050
Net realized and unrealized gain (loss)	0.585	(2.248)	0.773	1.136	1.548	(0.861)
Total from investment operations	0.567	(2.259)	0.897	1.166	1.599	(0.811)
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.589)	(0.185)	(0.172)	—
Net realized gain	—	—	—	—	(0.129)	—
Total dividends and distributions	—	(0.280)	(0.589)	(0.185)	(0.301)	—
Net asset value, end of period	$ 10.526	$ 9.959	$ 12.498	$ 12.190	$ 11.209	$ 9.911
Total return[3]	5.69%	(18.06%)	7.36%	10.42%	16.22%	(7.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$703,719	$ 709,931	$955,379	$955,926	$944,482	$899,033
Ratio of expenses to average net assets[4]	0.50%	0.49%	0.48%	0.50%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.56%	0.57%	0.76%	1.16%
Ratio of net investment income (loss) to average net assets	(0.36%) [5]	(0.10%)	0.98%	0.27%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43%) [5]	(0.18%)	0.90%	0.20%	0.21%	(0.20%)
Portfolio turnover	0%	3%	6%	4%	104% [6]	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$29,145
Legal	4,675
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,095 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$ 43,242
Distribution fees payable to LFD	201,775
Shareholder servicing fees payable to Lincoln Life	16,720
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.89%@
Global Multi-Asset Fund-96.89%@
✧✧LVIP BlackRock Global Allocation Fund	$682,243,311	$377,028	$51,358,170	$3,843,029	$46,811,576	$—	$681,916,775	60,918,061	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 377,028
Sales	51,358,170
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$629,339,937
Aggregate unrealized appreciation of investments and derivatives	$ 73,578,058
Aggregate unrealized depreciation of investments and derivatives	(64,723)
Net unrealized appreciation of investments and derivatives	$ 73,513,335
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$681,916,775	$—	$—	$681,916,775
Unaffiliated Investment Company	20,401,419	—	—	20,401,419
Total Investments	$702,318,194	$—	$—	$702,318,194
Derivatives:
Assets:
Futures Contracts	$ 599,801	$—	$—	$ 599,801
Liabilities:
Futures Contracts	$ (64,723)	$—	$—	$ (64,723)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	123	133
Service Class	398,879	1,525,309
Shares reinvested:
Standard Class	—	218
Service Class	—	1,976,053
	399,002	3,501,713
Shares redeemed:
Standard Class	(171)	(475)
Service Class	(4,829,304)	(8,660,080)
	(4,829,475)	(8,660,555)
Net decrease	(4,430,473)	(5,158,842)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$569,770	Variation margin due from broker on futures contracts	$(11,860)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	30,031	Variation margin due from broker on futures contracts	(52,863)
Total		$599,801		$(64,723)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,645,137)	$(1,407,404)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,548,621)	325,882
Total		$(9,193,758)	$(1,081,522)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,240,285	$34,884,036
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP BlackRock Global Allocation Managed Risk Fund-13

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-14

LVIP BlackRock Global Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Managed Risk Fund-15

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,060.30	0.32%	$1.63
Service Class Shares	1,000.00	1,058.50	0.67%	3.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,021.50	0.67%	3.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.68%
Equity Funds	50.01%
Fixed Income Funds	28.84%
International Equity Funds	18.20%
Money Market Fund	2.63%
Total Investments	99.68%
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.68%
Equity Funds–50.01%
iShares Core S&P 500 ETF	216,939	$ 96,691,882
iShares Core S&P Mid-Cap ETF	87,907	22,985,922
iShares Edge MSCI Min Vol USA ETF	1,100,372	81,790,651
iShares Russell 2000 ETF	111,877	20,951,206
		222,419,661
Fixed Income Funds–28.84%
iShares Broad USD Investment Grade Corporate Bond ETF	430,771	21,577,319
iShares Core U.S. Aggregate Bond ETF	650,206	63,687,678
iShares Core U.S. Treasury Bond ETF	938,579	21,493,459
iShares MBS ETF	230,661	21,512,598
		128,271,054
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.20%
iShares Edge MSCI Min Vol EAFE ETF	823,944	$ 55,616,220
iShares Edge MSCI Min Vol Emerging Markets ETF	460,440	25,314,991
		80,931,211
Money Market Fund–2.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	11,673,038	11,673,038
		11,673,038
Total Investment Companies (Cost $364,399,092)		443,294,964

TOTAL INVESTMENTS–99.68% (Cost $364,399,092)	443,294,964
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,431,211
NET ASSETS APPLICABLE TO 39,135,497 SHARES OUTSTANDING–100.00%	$444,726,175
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($50,616,725 / 4,441,858 Shares)	$11.395
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($394,109,450 / 34,693,639 Shares)	$11.360
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$431,789,984
Distributable earnings/(accumulated loss)	12,936,191
TOTAL NET ASSETS	$444,726,175

★ Includes $775,328 cash collateral held at broker for futures contracts, $133,823 variation margin due from broker on futures contracts, $4,397,883 payable for securities purchased, $28,055 payable for fund shares redeemed, $51,301 other accrued expenses payable and $211,827 due to manager and affiliates as of June 30, 2023.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	Australian Dollar	$ 200,340	$ 203,252	9/18/23	$ —	$ (2,912)
5	British Pound	396,844	393,426	9/18/23	3,418	—
7	Euro	958,388	950,431	9/18/23	7,957	—
5	Japanese Yen	438,281	454,966	9/18/23	—	(16,685)
					11,375	(19,597)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	848,215	857,258	9/15/23	—	(9,043)
11	E-mini Russell 2000 Index	1,047,035	1,042,183	9/15/23	4,852	—
33	E-mini S&P 500 Index	7,405,612	7,170,442	9/15/23	235,170	—
7	E-mini S&P MidCap 400 Index	1,850,870	1,803,140	9/15/23	47,730	—
27	Euro STOXX 50 Index	1,304,300	1,282,958	9/15/23	21,342	—
5	FTSE 100 Index	478,885	481,873	9/15/23	—	(2,988)
4	OMXS 30 Index	85,903	86,082	7/21/23	—	(179)
1	SPI 200 Index	119,258	117,876	9/21/23	1,382	—
3	TOPIX Index	475,692	460,518	9/7/23	15,174	—
					325,650	(12,210)
Total Futures Contracts					$337,025	$(31,807)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,837,212
EXPENSES:
Distribution fees-Service Class	681,209
Management fees	547,363
Shareholder servicing fees	63,494
Accounting and administration expenses	51,336
Professional fees	21,896
Custodian fees	8,489
Trustees’ fees and expenses	7,711
Reports and statements to shareholders	3,767
Consulting fees	1,782
Pricing fees	517
Other	7,584
1,395,148
Less:
Management fees waived	(10,947)
Total operating expenses	1,384,201
NET INVESTMENT INCOME	3,453,011
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,200,648
Foreign currencies	5,839
Futures contracts	(4,388,121)
Net realized loss	(1,181,634)
Net change in unrealized appreciation (depreciation) of:
Investments	22,506,154
Foreign currencies	(8,596)
Futures contracts	319,885
Net change in unrealized appreciation (depreciation)	22,817,443
NET REALIZED AND UNREALIZED GAIN	21,635,809
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,088,820
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,453,011	$ 5,822,814
Net realized loss	(1,181,634)	(12,606,754)
Net change in unrealized appreciation (depreciation)	22,817,443	(84,683,847)
Net increase (decrease) in net assets resulting from operations	25,088,820	(91,467,787)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,404,562)
Service Class	—	(19,143,058)
	—	(21,547,620)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,215,147	7,446,022
Service Class	6,131,026	17,878,569
Reinvestment of dividends and distributions:
Standard Class	—	2,404,562
Service Class	—	19,143,058
	8,346,173	46,872,211
Cost of shares redeemed:
Standard Class	(1,565,075)	(3,036,699)
Service Class	(22,113,600)	(47,434,605)
	(23,678,675)	(50,471,304)
Decrease in net assets derived from capital share transactions	(15,332,502)	(3,599,093)
NET INCREASE (DECREASE) IN NET ASSETS	9,756,318	(116,614,500)
NET ASSETS:
Beginning of period	434,969,857	551,584,357
End of period	$444,726,175	$ 434,969,857
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.747	$ 13.578	$ 12.586	$ 12.526	$ 10.843	$ 11.390
Income (loss) from investment operations:
Net investment income[2]	0.104	0.182	0.161	0.187	0.275	0.240
Net realized and unrealized gain (loss)	0.544	(2.429)	1.426	0.060	1.682	(0.583)
Total from investment operations	0.648	(2.247)	1.587	0.247	1.957	(0.343)
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.171)	(0.187)	(0.235)	(0.204)
Net realized gain	—	(0.403)	(0.424)	—	(0.039)	—
Total dividends and distributions	—	(0.584)	(0.595)	(0.187)	(0.274)	(0.204)
Net asset value, end of period	$ 11.395	$ 10.747	$ 13.578	$ 12.586	$ 12.526	$ 10.843
Total return[3]	6.03%	(16.52%)	12.69%	1.98%	18.06%	(3.01%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,617	$ 47,102	$ 51,501	$46,782	$ 32,853	$ 22,504
Ratio of expenses to average net assets[4]	0.32%	0.31%	0.30%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.32%	0.31%	0.32%	0.32%	0.32%
Ratio of net investment income to average net assets	1.89% [5]	1.55%	1.21%	1.55%	2.30%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88% [5]	1.54%	1.20%	1.55%	2.30%	2.09%
Portfolio turnover	3%	5%	6%	18%	2%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.732	$ 13.557	$ 12.569	$ 12.511	$ 10.837	$ 11.388
Income (loss) from investment operations:
Net investment income[2]	0.084	0.141	0.114	0.144	0.233	0.199
Net realized and unrealized gain (loss)	0.544	(2.424)	1.423	0.058	1.678	(0.579)
Total from investment operations	0.628	(2.283)	1.537	0.202	1.911	(0.380)
Less dividends and distributions from:
Net investment income	—	(0.139)	(0.125)	(0.144)	(0.198)	(0.171)
Net realized gain	—	(0.403)	(0.424)	—	(0.039)	—
Total dividends and distributions	—	(0.542)	(0.549)	(0.144)	(0.237)	(0.171)
Net asset value, end of period	$ 11.360	$ 10.732	$ 13.557	$ 12.569	$ 12.511	$ 10.837
Total return[3]	5.85%	(16.81%)	12.31%	1.62%	17.64%	(3.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$394,109	$ 387,868	$500,084	$481,243	$474,383	$326,656
Ratio of expenses to average net assets[4]	0.67%	0.66%	0.65%	0.67%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.67%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.54% [5]	1.20%	0.86%	1.20%	1.95%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53% [5]	1.19%	0.85%	1.20%	1.95%	1.74%
Portfolio turnover	3%	5%	6%	18%	2%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’smanaged risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$18,069
Legal	2,899
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,229 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$ 88,861
Distribution fees payable to LFD	112,448
Shareholder servicing fees payable to Lincoln Life	10,518
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$11,349,384
Sales	25,203,303
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$364,399,092
Aggregate unrealized appreciation of investments and derivatives	$ 92,340,474
Aggregate unrealized depreciation of investments and derivatives	(13,139,384)
Net unrealized appreciation of investments and derivatives	$ 79,201,090
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$443,294,964	$—	$—	$443,294,964
Derivatives:
Assets:
Futures Contracts	$ 337,025	$—	$—	$ 337,025
Liabilities:
Futures Contracts	$ (31,807)	$—	$—	$ (31,807)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	199,555	622,802
Service Class	556,043	1,495,278
Shares reinvested:
Standard Class	—	222,760
Service Class	—	1,778,275
	755,598	4,119,115
Shares redeemed:
Standard Class	(140,542)	(255,647)
Service Class	(2,003,872)	(4,020,512)
	(2,144,414)	(4,276,159)
Net decrease	(1,388,816)	(157,044)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$325,650	Receivables and other assets net of liabilities	$(12,210)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	11,375	Receivables and other assets net of liabilities	(19,597)
Total		$337,025		$(31,807)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,961,081)	$231,524
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(427,040)	88,361
Total		$(4,388,121)	$319,885
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,735,167	$10,456,437
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-14

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Inflation Protected Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,021.80	0.63%	$3.16
Service Class Shares	1,000.00	1,020.50	0.88%	4.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.63%	$3.16
Service Class Shares	1,000.00	1,020.40	0.88%	4.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	5.15%
Non-Agency Asset-Backed Securities	2.23%
Non-Agency Collateralized Mortgage Obligations	1.43%
Non-Agency Commercial Mortgage-Backed Security	0.07%
Sovereign Bonds	40.60%
Australia	1.09%
Canada	0.81%
Denmark	0.16%
France	9.56%
Germany	4.50%
Italy	5.81%
Japan	3.96%
New Zealand	0.35%
Spain	3.26%
Sweden	0.94%
United Kingdom	10.16%
U.S. Treasury Obligations	57.51%
Money Market Fund	0.18%
Options Purchased	0.46%
Total Investments	107.63%
Options Written	(0.62%)
Liabilities Net of Receivables and Other Assets	(7.01%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	58.56%
AAA	6.74%
AA	16.90%
A	4.60%
BBB	7.48%
Non-Rated	5.72%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–5.15%
Fannie Mae S.F. 30 yr TBA
5.00% 7/13/53	31,895,100	$ 31,252,214
5.50% 7/13/53	35,275,429	35,104,564
Total Agency Mortgage-Backed Securities (Cost $66,501,332)		66,356,778
NON-AGENCY ASSET-BACKED SECURITIES–2.23%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,228,520
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	1,932,635
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/17/39	2,500,000	2,267,250
Series 2022-SFR1 E2 5.00% 5/17/39	2,500,000	2,236,500
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,819,584
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	1,944,071
Progress Residential Trust
Series 2019-SFR4 E 3.44% 10/17/36	810,893	764,196
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,129,125
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	888,600
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,332,552
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,377,033
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,054,973
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,519,338
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,378,352
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	553,441
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,400,796
Total Non-Agency Asset-Backed Securities (Cost $30,237,195)		28,826,966
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.43%
ABN AMRO Mortgage Corp Series 2003-4 A4 5.50% 3/25/33	10,468	10,078
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,559,053	$ 1,490,289
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	27,321	26,147
CIM Trust Series 2023-I2 A1 6.64% 12/25/67	1,895,875	1,889,675
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,857,360	2,747,957
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,906,711	1,450,443
φHomeward Opportunities Fund Trust Series 2022-1 A1 5.08% 7/25/67	1,413,940	1,357,439
•JP Morgan Trust Series 2023-DSC1 A1 4.63% 7/25/63	825,155	765,827
φOBX Trust Series 2022-NQM9 A1A 6.45% 9/25/62	1,892,905	1,878,313
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25	1,375,000	1,248,274
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	487,212	477,958
SG Residential Mortgage Trust
•Series 2021-1 A1 1.16% 7/25/61	2,197,232	1,689,187
φSeries 2022-2 A1 5.35% 8/25/62	721,381	704,496
φVerus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67	2,104,351	2,026,216
Series 2022-INV2 A1 6.79% 10/25/67	647,066	644,693
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	40,801	38,585
Total Non-Agency Collateralized Mortgage Obligations (Cost $18,824,535)		18,445,577
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.07%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	930,000	872,620
Total Non-Agency Commercial Mortgage-Backed Security (Cost $938,259)		872,620
LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–40.60%
Australia–1.09%
Australia Government Bonds
0.25% 11/21/32	AUD	2,304,000	$ 1,506,249
0.75% 11/21/27	AUD	4,343,000	3,356,563
2.50% 9/20/30	AUD	3,971,000	3,893,697
3.00% 9/20/25	AUD	5,374,000	5,265,268
			14,021,777
Canada–0.81%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	6,014,481	5,419,094
4.25% 12/1/26	CAD	6,245,573	5,078,209
			10,497,303
Denmark–0.16%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	14,995,337	2,108,753
			2,108,753
France–9.56%
French Republic Government Bonds O.A.T.
0.10% 3/1/25	EUR	8,634,888	9,243,593
0.10% 3/1/26	EUR	8,401,817	8,977,737
0.10% 3/1/28	EUR	9,884,923	10,579,957
0.10% 3/1/28	EUR	474,318	507,668
0.10% 3/1/29	EUR	8,257,389	8,762,317
0.10% 7/25/31	EUR	7,613,705	8,070,301
0.10% 3/1/32	EUR	3,739,880	3,978,494
0.25% 7/25/24	EUR	12,723,119	13,748,219
0.70% 7/25/30	EUR	12,898,788	14,328,740
1.85% 7/25/27	EUR	17,842,368	20,453,747
3.15% 7/25/32	EUR	10,325,422	13,920,012
3.40% 7/25/29	EUR	861,400	1,110,021
3.40% 7/25/29	EUR	7,368,620	9,495,386
			123,176,192
Germany–4.50%
Bundesschatzanweisungen 2.80% 6/12/25	EUR	16,570,000	17,945,545
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	14,594,219	15,556,294
0.10% 4/15/33	EUR	5,839,999	6,364,961
0.50% 4/15/30	EUR	16,335,359	18,141,011
			58,007,811
Italy–5.81%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	10,541,353	9,669,584
0.40% 5/15/30	EUR	10,334,508	10,296,009
0.65% 5/15/26	EUR	7,412,086	7,824,690
1.25% 9/15/32	EUR	10,541,795	11,059,831
1.30% 5/15/28	EUR	12,456,655	13,327,050
2.35% 9/15/24	EUR	10,021,958	11,002,367
3.10% 9/15/26	EUR	10,204,188	11,668,416
			74,847,947
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–3.96%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	503,736,740	$ 3,749,356
0.01% 3/10/32	JPY	495,020,178	3,670,755
0.01% 3/10/33	JPY	121,605,074	908,909
0.10% 9/10/24	JPY	720,438,400	5,130,119
0.10% 3/10/25	JPY	1,131,429,600	8,092,001
0.10% 3/10/26	JPY	917,577,726	6,657,915
0.10% 3/10/27	JPY	911,147,244	6,677,558
0.10% 3/10/28	JPY	920,623,664	6,724,677
0.10% 3/10/29	JPY	883,382,543	6,498,566
0.20% 3/10/30	JPY	383,069,214	2,932,187
			51,042,043
New Zealand–0.35%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,323,092
3.00% 9/20/30	NZD	2,717,000	2,206,383
			4,529,475
Spain–3.26%
Spain Government Bonds 3.15% 4/30/33	EUR	7,240,000	7,741,021
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	9,911,259	10,615,846
0.70% 11/30/33	EUR	18,049	18,821
1.00% 11/30/30	EUR	12,376,310	13,462,438
1.80% 11/30/24	EUR	9,293,919	10,183,655
			42,021,781
Sweden–0.94%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,478,266
0.13% 12/1/27	SEK	16,515,000	1,856,446
0.13% 6/1/30	SEK	9,855,000	1,033,067
0.13% 6/1/32	SEK	15,300,000	1,722,961
1.00% 6/1/25	SEK	23,635,000	2,767,500
3.50% 12/1/28	SEK	14,075,000	2,312,103
			12,170,343
United Kingdom–10.16%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	11,418,952	13,994,490
0.13% 8/10/28	GBP	14,250,271	17,401,560
0.13% 3/22/29	GBP	14,294,369	17,415,522
0.13% 8/10/31	GBP	8,495,422	10,481,689
0.25% 3/22/52	GBP	446,429	468,937
1.25% 11/22/27	GBP	15,988,090	20,510,490
1.25% 11/22/32	GBP	13,988,579	18,948,002
2.50% 7/17/24	GBP	4,192,000	19,699,680
4.13% 7/22/30	GBP	2,839,000	12,025,734
			130,946,104
Total Sovereign Bonds (Cost $574,962,764)			523,369,529

LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–57.51%
U.S. Treasury Inflation Indexed Bonds
∞1.38% 2/15/44	338,374	$ 318,475
1.75% 1/15/28	13,638,370	13,478,679
2.00% 1/15/26	18,448,310	18,201,491
2.38% 1/15/25	26,104,592	25,831,054
2.38% 1/15/27	14,720,039	14,793,065
2.50% 1/15/29	12,148,065	12,508,711
3.38% 4/15/32	4,987,987	5,670,718
3.63% 4/15/28	18,346,158	19,689,393
3.88% 4/15/29	21,367,408	23,603,057
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/24	28,333,788	27,484,327
0.13% 10/15/24	22,650,952	21,847,772
0.13% 4/15/25	24,269,606	23,086,936
0.13% 10/15/25	6,258,665	5,933,264
0.13% 4/15/26	26,462,322	24,811,786
0.13% 7/15/26	27,609,326	25,932,545
0.13% 10/15/26	8,829,553	8,253,735
0.13% 4/15/27	25,349,313	23,460,987
0.13% 1/15/30	28,283,798	25,365,927
0.13% 7/15/30	30,416,113	27,270,540
0.13% 1/15/31	30,110,323	26,753,199
∞0.13% 7/15/31	30,734,716	27,246,746
∞0.13% 1/15/32	32,357,099	28,476,775
0.25% 1/15/25	31,570,385	30,263,483
0.25% 7/15/29	28,615,002	26,124,043
0.38% 7/15/25	1,076,251	1,029,890
0.38% 1/15/27	28,469,126	26,710,101
0.38% 7/15/27	27,867,651	26,120,753
0.50% 1/15/28	30,699,442	28,711,773
0.63% 1/15/26	32,673,550	31,153,145
0.63% 7/15/32	29,940,956	27,511,762
0.75% 7/15/28	26,028,637	24,661,625
0.88% 1/15/29	25,988,395	24,595,579
1.13% 1/15/33	26,464,066	25,348,905
×1.25% 4/15/28	19,210,280	18,585,946
1.63% 10/15/27	20,743,905	20,437,000
Total U.S. Treasury Obligations (Cost $787,144,762)		741,273,187

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	2,364,270	$ 2,364,270
Total Money Market Fund (Cost $2,364,270)		2,364,270

Number of Contracts
OPTIONS PURCHASED–0.46%

Centrally Cleared–0.46%

Put Options–0.46%
3 Month SOFR Strike price $94.375, expiration date 10/13/23, notional amount $126,462,500	536	110,550
3 Month SOFR Strike price $94.875, expiration date 10/13/23, notional amount $133,536,563	563	548,925
3 Month SOFR Strike price $95.000, expiration date 10/13/23, notional amount $200,450,000	844	1,028,625
3 Month SOFR Strike price $95.625, expiration date 10/13/23, notional amount $336,360,938	1,407	3,658,200
3 Month SOFR Strike price $96.000, expiration date 10/13/23, notional amount $128,640,000	536	525,950
Total Options Purchased (Cost $2,227,930)		5,872,250

TOTAL INVESTMENTS–107.63% (Cost $1,483,201,047)	1,387,381,177

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.62)%
Over-The-Counter–(0.17)%

Call Swaptions–(0.03)%
5 yr Constant Maturity Swap Receive 3.31%, expiration date 6/14/24, notional amount $(18,573,500) BCLY	(18,573,500)	$ (326,708)
Put Swaptions–(0.14)%
2 yr Constant Maturity Swap Pay 4.92%, expiration date 9/7/23, notional amount GBP(11,875,000) CITI	(11,875,000)	(286,560)
2 yr Constant Maturity Swap Pay 4.05%, expiration date 8/14/23, notional amount $(14,160,000) BCLY	(14,160,000)	(188,144)
2 yr Constant Maturity Swap Pay 4.11%, expiration date 8/22/23, notional amount $(6,808,000) JPMC	(6,808,000)	(83,186)
2 yr Constant Maturity Swap Pay 4.10%, expiration date 8/23/23, notional amount $(6,808,000) JPMC	(6,808,000)	(84,254)
LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions (continued)
2 yr Constant Maturity Swap Pay 4.13%, expiration date 8/23/23, notional amount $(7,080,000) UBS	(7,080,000)	$ (84,249)
2 yr Constant Maturity Swap Pay 4.15%, expiration date 8/22/23, notional amount $(7,080,000) UBS	(7,080,000)	(82,024)
2 yr Constant Maturity Swap Pay 4.18%, expiration date 8/24/23, notional amount $(13,616,000) BNP	(13,616,000)	(149,925)
2 yr Constant Maturity Swap Pay 4.30%, expiration date 8/31/23, notional amount $(13,616,000) JPMC	(13,616,000)	(125,577)
2 yr Constant Maturity Swap Pay 4.43%, expiration date 8/31/23, notional amount $(13,616,000) JPMC	(13,616,000)	(101,674)
2 yr Constant Maturity Swap Pay 4.39%, expiration date 9/5/23, notional amount $(13,616,000) JPMC	(13,616,000)	(110,298)
2 yr Constant Maturity Swap Pay 4.61%, expiration date 9/5/23, notional amount $(13,615,000) BCLY	(13,615,000)	(74,913)
5 yr Constant Maturity Swap Pay 3.31%, expiration date 6/14/24, notional amount $(18,573,500) BCLY	(18,573,500)	(461,280)
		(1,832,084)

Number of Contracts
Centrally Cleared–(0.45)%

Put Options–(0.45)%
3 Month SOFR Strike price $94.625, expiration date 10/13/23, notional amount $(126,797,500)	(536)	(281,400)
3 Month SOFR Strike price $95.125, expiration date 10/13/23, notional amount $(133,888,438)	(563)	(833,944)
3 Month SOFR Strike price $95.250, expiration date 10/13/23, notional amount $(200,977,500)	(844)	(1,477,000)
3 Month SOFR Strike price $95.375, expiration date 10/13/23, notional amount $(335,481,563)	(1,407)	(2,857,969)
3 Month SOFR Strike price $95.750, expiration date 10/13/23, notional amount $(128,305,000)	(536)	(365,150)
Total Options Written (Premiums received $(3,119,447))		(7,974,255)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.01%)	(90,389,099)
NET ASSETS APPLICABLE TO 141,694,621 SHARES OUTSTANDING –100.00%	$1,289,017,823
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($428,598,908 / 47,058,452 Shares)	$9.108
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($860,418,915 / 94,636,169 Shares)	$9.092
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,493,488,745
Distributable earnings/(accumulated loss)	(204,470,922)
TOTAL NET ASSETS	$1,289,017,823

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
∞ Partially pledged as collateral for options.
LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
× Fully or partially pledged as collateral for reverse repurchase agreements.

★ Includes $1,971,718 cash collateral held at broker for futures contracts, $1,908,000 cash collateral held at brokers for centrally cleared swap contracts, $100,000 cash collateral held at brokers for certain open bilateral derivatives, $135,215 variation margin due from brokers on centrally cleared swap contracts, $121,397,818 payable for securities purchased, $544,336 payable for fund shares redeemed, $182,134 other accrued expenses payable, $654,167 due to manager and affiliates and $5,656 variation margin due to broker on futures contracts as of June 30, 2023.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(245,889,000)	USD	264,436,407	7/5/23	$ —	$(3,941,152)
BCLY	EUR	259,883,000	USD	(282,623,776)	7/5/23	1,027,648	—
BCLY	EUR	(259,883,000)	USD	283,017,499	8/2/23	—	(1,052,882)
BCLY	JPY	(131,152,000)	USD	942,786	7/5/23	33,199	—
BCLY	JPY	7,271,217,000	USD	(50,293,518)	7/5/23	135,058	—
BCLY	JPY	(7,271,217,000)	USD	50,506,614	8/2/23	—	(151,459)
BMO	GBP	104,353,000	USD	(131,708,701)	7/5/23	823,339	—
BMO	GBP	(104,353,000)	USD	131,740,236	8/2/23	—	(819,726)
BNP	CAD	13,675,000	USD	(10,325,188)	7/5/23	—	(1,729)
BNP	CAD	(13,675,000)	USD	10,329,222	8/2/23	1,112	—
BNP	NZD	(7,413,000)	USD	4,487,693	7/5/23	—	(61,553)
BOA	GBP	(107,971,000)	USD	134,433,720	7/5/23	—	(2,693,309)
BOA	SEK	130,645,000	USD	(12,103,081)	7/5/23	12,715	—
BOA	SEK	(130,645,000)	USD	12,104,117	7/7/23	—	(12,721)
CBA	AUD	603,000	USD	(398,010)	7/5/23	3,733	—
CITI	AUD	(22,107,000)	USD	14,484,716	7/5/23	—	(243,871)
CITI	EUR	(16,482,000)	USD	17,960,099	8/2/23	—	(55,885)
DB	JPY	(7,099,907,000)	USD	51,042,077	7/5/23	1,801,600	—
DB	SEK	(139,491,000)	USD	12,891,362	7/5/23	—	(44,797)
HSBC	EUR	(7,982,000)	USD	8,513,713	7/5/23	—	(198,306)
HSBC	SEK	8,846,000	USD	(812,739)	7/5/23	7,624	—
JPMC	CAD	(14,340,000)	USD	10,555,372	7/5/23	—	(270,106)
JPMC	DKK	(14,411,000)	USD	2,082,373	7/5/23	—	(30,200)
JPMC	EUR	1,022,188	USD	(1,116,749)	8/2/23	574	—
JPMC	GBP	(187,239)	USD	238,097	8/2/23	247	—
NM	GBP	966,000	USD	(1,215,281)	7/5/23	11,573	—
NM	NZD	7,369,000	USD	(4,495,348)	7/5/23	26,896	—
NM	NZD	(7,369,000)	USD	4,494,906	8/2/23	—	(26,798)
NM	SEK	130,645,000	USD	(12,109,020)	7/7/23	7,819	—
NM	SEK	(130,645,000)	USD	12,123,108	8/2/23	—	(9,271)
RBC	EUR	(7,814,434)	USD	8,371,622	7/5/23	—	(157,506)
RBC	EUR	2,194,000	USD	(2,360,219)	7/5/23	34,440	—
RBC	GBP	1,098,000	USD	(1,375,447)	7/5/23	19,052	—
RBC	GBP	(550,735)	USD	687,640	7/5/23	—	(11,813)
RBC	JPY	11,563,000	USD	(83,245)	7/5/23	—	(3,051)
TDB	CAD	621,553	USD	(460,924)	7/5/23	8,295	—
TDB	DKK	14,411,000	USD	(2,117,176)	7/5/23	—	(4,603)
TDB	DKK	(14,411,000)	USD	2,120,733	8/2/23	4,416	—
TDB	EUR	(391,063)	USD	417,723	7/5/23	—	(9,106)
TDB	GBP	2,064,300	USD	(2,560,425)	7/5/23	61,309	—
TDB	JPY	(72,779,709)	USD	523,605	7/5/23	18,851	—
TDB	JPY	(99,963,449)	USD	694,526	8/2/23	—	(1,912)
UBS	AUD	21,413,000	USD	(14,210,138)	7/5/23	56,078	—
UBS	AUD	(21,413,000)	USD	14,221,251	8/2/23	—	(57,607)
Total Foreign Currency Exchange Contracts						$4,095,578	$(9,859,363)
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
849	3 Month SOFR	$201,393,413	$202,059,313	6/18/24	$ —	$ (665,900)
320	3 Month SOFR	76,192,000	76,418,111	9/17/24	—	(226,111)
46	3 Month SONIA	13,695,101	13,789,667	6/18/24	—	(94,566)
85	3 Month SONIA	25,339,899	25,378,920	9/17/24	—	(39,021)
(32)	Euro-BTP	(4,054,377)	(4,021,668)	9/7/23	—	(32,709)
(27)	Euro-O.A.T.	(3,782,973)	(3,784,150)	9/7/23	1,177	—
(157)	Euro-Schatz	(17,962,740)	(17,966,029)	9/7/23	3,289	—
(43)	Japan 10 yr Bonds (OSE)	(44,267,993)	(44,071,850)	9/12/23	—	(196,143)
(100)	U.S. Treasury 10 yr Notes	(11,226,562)	(11,364,424)	9/20/23	137,862	—
(7)	U.S. Treasury 10 yr Ultra Notes	(829,063)	(835,996)	9/20/23	6,933	—
127	U.S. Treasury 2 yr Notes	25,824,656	25,914,236	9/29/23	—	(89,580)
(406)	U.S. Treasury 5 yr Notes	(43,480,062)	(44,110,576)	9/29/23	630,514	—
(55)	U.S. Treasury Long Bonds	(6,979,844)	(6,970,289)	9/20/23	—	(9,555)
Total Futures Contracts					$779,775	$(1,353,585)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BCLY-collateralized U.S. Treasury Inflation Indexed Bonds 1.250% 4/15/28; market value $9,779,220	5.18%	6/30/23	7/3/23	$(9,775,000)	$(9,776,407)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,530,000	3.07%	11/2/26	$82,696	$82,696
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,055,000	3.17%	11/12/26	329,395	329,395
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 425,000	2.60%	8/15/52	30,952	30,952
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.43%)	7/15/52	(29,417)	(29,417)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 845,000	(2.44%)	8/15/52	(107,720)	(107,720)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,855,000	2.99%	10/21/24	(13,765)	(13,765)
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared:(continued)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	525,000	2.49%	12/12/52	$(2,953)	$(2,953)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,720,000	2.31%	1/6/25	20,607	20,607
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	1,580,000	(2.55%)	2/10/33	(2,691)	(2,691)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.69%)	3/15/53	(2,610)	(2,610)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.64%)	3/15/53	(6,097)	(6,097)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	31,500,000	2.54%	3/30/25	12,871	12,871
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 195,000	(2.70%)	4/15/53	244	244
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,475,000	2.16%	5/18/25	23,739	23,739
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 5,275,000	2.41%	5/15/28	8,795	8,795
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	676,250	2.45%	6/9/53	1,411	1,411
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	676,250	2.46%	6/9/53	(233)	(233)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 5,275,000	(2.44%)	5/15/33	(19,892)	(19,892)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 210,000	(2.75%)	5/15/53	4,250	4,250
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 485,000	(2.77%)	6/15/53	12,467	12,467
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 485,000	(2.77%)	6/15/53	11,266	11,266
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	20,000,000	2.39%	6/29/25	22,526	22,526
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,325,000	2.43%	6/30/53	8,747	8,747
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[2]
Centrally Cleared:(continued)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 895,000	(2.73%)	6/15/53	$8,208	$8,208
Total Inflation Swap Contracts				$392,796	$392,796
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
1 yr IRS-(At Maturity)	234,191,000	(5.28%)	1.00% [5]	9/20/23	$(6,747)	$242	$—	$(6,989)
1 yr IRS-(At Maturity)	232,167,000	(5.28%)	1.00% [5]	9/20/23	(7,759)	254	—	(8,013)
10 yr IRS-(Annually)	JPY 398,153,700	0.92%	(0.08%) [6]	2/15/33	(107,214)	50	—	(107,264)
10 yr IRS-(Annually)	JPY 274,915,650	0.90%	(0.08%) [6]	2/15/33	(70,743)	34	—	(70,777)
10 yr IRS-(Annually)	JPY 137,457,825	0.90%	(0.08%) [6]	2/15/33	(35,137)	17	—	(35,154)
10 yr IRS-(Annually)	JPY 137,457,825	0.89%	(0.08%) [6]	2/15/33	(33,963)	17	—	(33,981)
10 yr IRS-(Semiannually)	CAD 10,755,183	(3.54%)	4.75% [7]	6/15/33	56,549	138	56,411	—
10 yr IRS-(Semiannually)	CAD 2,188,000	(3.54%)	4.75% [7]	6/22/33	11,960	29	11,932	—
10 yr IRS-(Annually)	GBP 3,133,000	(4.28%)	4.93% [8]	6/27/33	(29,516)	210	—	(29,726)
30 yr IRS-(Semiannually)	CAD 4,780,000	3.40%	(4.75%) [7]	6/15/53	(129,369)	128	—	(129,497)
30 yr IRS-(Semiannually)	CAD 957,000	3.36%	(4.75%) [7]	6/22/53	(20,520)	26	—	(20,546)
30 yr IRS-(Annually)	GBP 1,372,000	3.75%	(4.93%) [8]	6/27/53	27,030	(50)	27,080	—
Total IRS Contracts						$1,095	$95,423	$(441,947)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2023.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[5] Rate resets based on FEDL12M.
[6] Rate resets based on TONAR12M.
[7] Rate resets based on CORRA06M.
[8] Rate resets based on SONIA12M.

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CORRA06M–Canadian Overnight Repo Rate Average 6 Month
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
NM–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
S.F.–Single Family
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SONIA–Sterling Overnight Index Average
TONAR12M–Tokyo Overnight Average Rate 12 Month
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
TDB–Toronto-Dominion Bank
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 32,952,546
Dividends	86,490
33,039,036
EXPENSES:
Management fees	2,810,503
Distribution fees-Service Class	1,092,678
Interest expense on reverse repurchase agreements	789,664
Shareholder servicing fees	194,773
Accounting and administration expenses	152,291
Custodian fees	126,478
Professional fees	43,241
Trustees’ fees and expenses	24,793
Reports and statements to shareholders	15,676
Pricing fees	15,013
Consulting fees	1,669
Other	28,297
Total operating expenses	5,295,076
NET INVESTMENT INCOME	27,743,960
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(33,321,602)
Foreign currencies	177,244
Foreign currency exchange contracts	(9,666,228)
Futures contracts	9,981,983
Options purchased	(2,363,884)
Options written	(1,932,413)
Swap contracts	994,006
Net realized loss	(36,130,894)
Net change in unrealized appreciation (depreciation) of:
Investments	29,679,990
Foreign currencies	12,011
Foreign currency exchange contracts	9,331,928
Futures contracts	(2,827,780)
Options purchased	4,441,080
Options written	(2,334,726)
Swap contracts	(636,759)
Net change in unrealized appreciation (depreciation)	37,665,744
NET REALIZED AND UNREALIZED GAIN	1,534,850
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 29,278,810
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 27,743,960	$ 101,993,669
Net realized gain (loss)	(36,130,894)	32,465,427
Net change in unrealized appreciation (depreciation)	37,665,744	(213,592,054)
Net increase (decrease) in net assets resulting from operations	29,278,810	(79,132,958)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(43,431,131)
Service Class	—	(71,578,811)
Return of capital:
Standard Class	—	(7,463,247)
Service Class	—	(10,362,953)
	—	(132,836,142)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,648,218	73,921,320
Service Class	37,520,293	174,208,300
Reinvestment of dividends and distributions:
Standard Class	—	50,894,378
Service Class	—	81,941,764
	60,168,511	380,965,762
Cost of shares redeemed:
Standard Class	(136,325,127)	(317,223,973)
Service Class	(73,414,304)	(210,149,129)
	(209,739,431)	(527,373,102)
Decrease in net assets derived from capital share transactions	(149,570,920)	(146,407,340)
NET DECREASE IN NET ASSETS	(120,292,110)	(358,376,440)
NET ASSETS:
Beginning of period	1,409,309,933	1,767,686,373
End of period	$1,289,017,823	$1,409,309,933
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.913	$ 10.328	$ 10.562	$ 10.048	$ 9.709	$ 10.209
Income (loss) from investment operations:
Net investment income (loss)[2]	0.194	0.659	0.345	(0.002)	0.104	0.170
Net realized and unrealized gain (loss)	0.001	(1.135)	0.144	0.533	0.467	(0.143)
Total from investment operations	0.195	(0.476)	0.489	0.531	0.571	0.027
Less dividends and distributions from:
Net investment income	—	(0.827)	(0.496)	(0.017)	(0.229)	(0.293)
Return of capital	—	(0.112)	(0.227)	—	(0.003)	(0.234)
Total dividends and distributions	—	(0.939)	(0.723)	(0.017)	(0.232)	(0.527)
Net asset value, end of period	$ 9.108	$ 8.913	$ 10.328	$ 10.562	$ 10.048	$ 9.709
Total return[3]	2.18%	(4.70%)	4.67%	5.28%	5.89%	0.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$428,599	$531,209	$806,737	$656,834	$706,436	$766,173
Ratio of expenses to average net assets[4]	0.63%	0.55%	0.48%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets[5,6]	4.29%	6.54%	3.22%	(0.01%)	1.04%	1.68%
Portfolio turnover	87%	266%	72%	99%	100%	107%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2023 and for the year ended December 31, 2022 is 0.51% and 0.49% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2023 and for the year ended December 31, 2022 is 4.41% and 6.60% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.909	$ 10.322	$ 10.536	$ 10.049	$ 9.710	$ 10.184
Income (loss) from investment operations:
Net investment income (loss)[2]	0.182	0.631	0.318	(0.027)	0.079	0.145
Net realized and unrealized gain (loss)	0.001	(1.131)	0.143	0.531	0.466	(0.143)
Total from investment operations	0.183	(0.500)	0.461	0.504	0.545	0.002
Less dividends and distributions from:
Net investment income	—	(0.801)	(0.463)	(0.017)	(0.204)	(0.265)
Return of capital	—	(0.112)	(0.212)	—	(0.002)	(0.211)
Total dividends and distributions	—	(0.913)	(0.675)	(0.017)	(0.206)	(0.476)
Net asset value, end of period	$ 9.092	$ 8.909	$ 10.322	$ 10.536	$ 10.049	$ 9.710
Total return[3]	2.05%	(4.95%)	4.41%	5.02%	5.62%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$860,419	$878,101	$960,949	$789,740	$791,457	$796,591
Ratio of expenses to average net assets[4]	0.88%	0.80%	0.73%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[5,6]	4.04%	6.29%	2.97%	(0.26%)	0.79%	1.43%
Portfolio turnover	87%	266%	72%	99%	100%	107%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2023 and for the year ended December 31, 2022 is 0.76% and 0.74% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2023 and for the year ended December 31, 2022 is 4.16% and 6.35% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $339,055 and $340,280 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2023, the Fund pledged $9,779,220 in securities as collateral for reverse repurchase agreements.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$56,310
Legal	9,033
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,775 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$445,938
Distribution fees payable to LFD	177,388
Shareholder servicing fees payable to Lincoln Life	30,841
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 231,130,110
Purchases of U.S. government securities	1,006,751,883
Sales other than U.S. government securities	367,968,759
Sales of U.S. government securities	1,032,783,779
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,483,201,047
Aggregate unrealized appreciation of investments and derivatives	$ 11,697,475
Aggregate unrealized depreciation of investments and derivatives	(110,995,379)
Net unrealized depreciation of investments and derivatives	$ (99,297,904)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$ —	$ 66,356,778	$—	$ 66,356,778
Non-Agency Asset-Backed Securities	—	28,826,966	—	28,826,966
Non-Agency Collateralized Mortgage Obligations	—	18,445,577	—	18,445,577
Non-Agency Commercial Mortgage-Backed Security	—	872,620	—	872,620
Sovereign Bonds	—	523,369,529	—	523,369,529
U.S. Treasury Obligations	—	741,273,187	—	741,273,187
Money Market Fund	2,364,270	—	—	2,364,270
Options Purchased	5,872,250	—	—	5,872,250
Total Investments	$8,236,520	$1,379,144,657	$—	$1,387,381,177
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 4,095,578	$—	$ 4,095,578
Futures Contracts	$ 779,775	$ —	$—	$ 779,775
Swap Contracts	$ —	$ 673,597	$—	$ 673,597
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(9,859,363)	$—	$(9,859,363)
Futures Contracts	$(1,353,585)	$ —	$—	$(1,353,585)
Reverse Repurchase Agreement	$ —	$(9,775,000)	$—	$(9,775,000)
Swap Contracts	$ —	$ (627,325)	$—	$ (627,325)
Options Written	$(5,815,463)	$(2,158,792)	$—	$(7,974,255)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,492,792	7,285,544
Service Class	4,136,240	17,278,906
Shares reinvested:
Standard Class	—	5,643,644
Service Class	—	9,090,500
	6,629,032	39,298,594
Shares redeemed:
Standard Class	(15,030,949)	(31,443,581)
Service Class	(8,065,229)	(20,900,296)
	(23,096,178)	(52,343,877)
Net decrease	(16,467,146)	(13,045,283)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2023, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2023, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to take advantage of liquidity available in the options market and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2023, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$ 4,095,578	Liabilities net of receivables and other assets	$ (9,859,363)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	779,775	Liabilities net of receivables and other assets	(1,353,585)
Options purchased (Equity contracts)	Liabilities net of receivables and other assets	5,872,250	Liabilities net of receivables and other assets	—
Options written (Equity contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(5,815,463)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,158,792)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	673,597	Liabilities net of receivables and other assets	(627,325)
Total		$11,421,200		$(19,814,528)
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(9,666,228)	$ 9,331,928
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,981,983	(2,827,780)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(626,995)	3,993,480
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(395,143)	—
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,341,746)	447,600
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(368,601)	(4,001,861)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	48,899	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(1,612,711)	1,667,135
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	994,006	(636,759)
Total		$(2,986,536)	$ 7,973,743
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$523,526,294	$1,075,263,205
Futures contracts (average notional value)	153,659,246	284,501,393
Options contracts (average value)	3,918,113	7,158,288
Interest rate swap contracts (average notional value)*	119,419,300	195,872,367
Inflation rate swap contracts (average notional value)	82,503,251	70,107,391

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2023, the Fund posted cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Broker	Cash Collateral	Securities Collateral
Barclays Bank	$ —	$1,103,134
BNP Paribas SA	—	164,137
Citigroup Global Markets	100,000	185,186
JPMorgan Chase Bank	—	529,486
UBS AG	—	179,815
Total	$100,000	$2,161,758
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 12,715	$ (2,706,030)	$(2,693,315)
Barclays Bank	1,195,905	(6,196,538)	(5,000,633)
BMO Capital Markets	823,339	(819,726)	3,613
BNP Paribas SA	1,112	(213,207)	(212,095)
Citigroup Global Markets	—	(586,316)	(586,316)
Commonwealth Bank Of Australia	3,733	—	3,733
Deutsche Bank	1,801,600	(44,797)	1,756,803
Hong Kong Shanghai Bank	7,624	(198,306)	(190,682)
JPMorgan Chase Bank	821	(805,295)	(804,474)
Natwest Markets Plc	46,288	(36,069)	10,219
Royal Bank of Canada	53,492	(172,370)	(118,878)
Toronto Dominion Bank	92,871	(15,621)	77,250
UBS AG	56,078	(223,880)	(167,802)
Total	$4,095,578	$(12,018,155)	$(7,922,577)

LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(2,693,315)	$—	$—	$ —	$ —	$(2,693,315)
Barclays Bank	(5,000,633)	—	—	1,103,134	—	(3,897,499)
BMO Capital Markets	3,613	—	—	—	—	3,613
BNP Paribas SA	(212,095)	—	—	164,137	—	(47,958)
Citigroup Global Markets	(586,316)	—	—	185,186	100,000	(301,130)
Commonwealth Bank Of Australia	3,733	—	—	—	—	3,733
Deutsche Bank	1,756,803	—	—	—	—	1,756,803
Hong Kong Shanghai Bank	(190,682)	—	—	—	—	(190,682)
JPMorgan Chase Bank	(804,474)	—	—	529,486	—	(274,988)
Natwest Markets Plc	10,219	—	—	—	—	10,219
Royal Bank of Canada	(118,878)	—	—	—	—	(118,878)
Toronto Dominion Bank	77,250	—	—	—	—	77,250
UBS AG	(167,802)	—	—	167,802	—	—
Total	$(7,922,577)	$—	$—	$2,149,745	$100,000	$(5,672,832)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2023, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank	$(9,775,000)	$9,775,000	$—	$—
Total	$(9,775,000)	$9,775,000	$—	$—

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate
LVIP BlackRock Inflation Protected Bond Fund-24

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-25

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-26

LVIP BlackRock Inflation Protected Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Inflation Protected Bond Fund-27

LVIP BlackRock Real Estate Fund
(formerly, LVIP BlackRock Global Real Estate Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock Real Estate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Real Estate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,028.50	0.84%	$4.22
Service Class Shares	1,000.00	1,027.30	1.09%	5.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.60	0.84%	$4.21
Service Class Shares	1,000.00	1,019.40	1.09%	5.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	98.64%
Australia	4.48%
Belgium	0.88%
Canada	3.28%
France	1.41%
Germany	1.71%
Hong Kong	5.88%
Japan	9.67%
Mexico	0.45%
Republic of Korea	0.40%
Singapore	1.67%
Spain	2.12%
Sweden	1.40%
Switzerland	1.57%
United Kingdom	5.26%
United States	58.46%
Money Market Fund	1.32%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Data Center REITs	7.30%
Diversified Real Estate Activities	5.33%
Diversified REITs	3.03%
Health Care REITs	5.69%
Hotel & Resort REITs	1.96%
Hotels, Resorts & Cruise Lines	0.89%
Industrial REITs	12.98%
Integrated Telecommunication Services	1.20%
Internet Services & Infrastructure	0.50%
Multi-Family Residential REITs	8.58%
Office REITs	11.39%
Other Specialized REITs	5.40%
Real Estate Development	2.16%
Real Estate Operating Companies	6.30%
Retail REITs	13.89%
Self Storage REITs	7.27%
Single-Family Residential REITs	4.46%
Telecom Tower REITs	0.31%
Total	98.64%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis, Inc.	5.86%
Equinix, Inc.	4.53%
Welltower, Inc.	3.66%
AvalonBay Communities, Inc.	3.31%
Extra Space Storage, Inc.	3.25%
VICI Properties, Inc.	3.12%
Digital Realty Trust, Inc.	2.77%
Link REIT	2.72%
Simon Property Group, Inc.	2.41%
EPR Properties	2.28%
Total	33.91%

REIT–Real Estate Investment Trust
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.64%
Australia–4.48%
Centuria Capital Group	1,699,768	$ 1,881,349
Dexus	553,064	2,880,257
Goodman Group	122,404	1,645,458
GPT Group	410,138	1,134,887
National Storage REIT	2,366,804	3,715,257
†NEXTDC Ltd.	197,846	1,668,390
Region RE Ltd.	1,330,046	2,017,175
		14,942,773
Belgium–0.88%
VGP NV	26,594	2,601,858
Warehouses De Pauw CVA	11,787	323,702
		2,925,560
Canada–3.28%
Allied Properties Real Estate Investment Trust	315,838	5,178,337
Canadian Apartment Properties REIT	63,575	2,440,781
Choice Properties Real Estate Investment Trust	322,452	3,303,018
		10,922,136
France–1.41%
Cromwell European Real Estate Investment Trust	890,702	1,516,218
†Unibail-Rodamco-Westfield	60,171	3,173,678
		4,689,896
Germany–1.71%
Vonovia SE	292,522	5,712,851
		5,712,851
Hong Kong–5.88%
CK Asset Holdings Ltd.	1,026,000	5,701,232
Link REIT	1,628,860	9,068,064
Sun Hung Kai Properties Ltd.	337,000	4,257,863
Swire Properties Ltd.	229,200	564,717
		19,591,876
Japan–9.67%
Daiwa House REIT Investment Corp.	1,426	2,734,136
Japan Hotel REIT Investment Corp.	4,866	2,482,323
Japan Real Estate Investment Corp.	541	2,058,817
Kenedix Office Investment Corp.	1,351	3,250,968
Mitsubishi Estate Co. Ltd.	522,300	6,205,088
Mitsui Fudosan Co. Ltd.	365,900	7,292,898
Mitsui Fudosan Logistics Park, Inc.	885	3,073,654
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Accommodations Fund, Inc.	116	$ 522,813
Nippon Building Fund, Inc.	482	1,895,311
Orix JREIT, Inc.	2,200	2,708,193
		32,224,201
Mexico–0.45%
†Corp. Inmobiliaria Vesta SAB de CV ADR	48,503	1,503,593
		1,503,593
Republic of Korea–0.40%
ESR Kendall Square REIT Co. Ltd.	440,768	1,344,686
		1,344,686
Singapore–1.67%
CapitaLand Ascott Trust	51,961	41,644
CapitaLand Integrated Commercial Trust	2,305,800	3,267,634
Capitaland Investment Ltd.	911,400	2,239,258
		5,548,536
Spain–2.12%
Cellnex Telecom SA	98,970	3,998,762
Inmobiliaria Colonial Socimi SA	507,184	3,075,220
		7,073,982
Sweden–1.40%
Castellum AB	321,476	3,077,342
Sagax AB Class B	80,166	1,585,302
		4,662,644
Switzerland–1.57%
PSP Swiss Property AG	17,365	1,940,312
Swiss Prime Site AG	37,886	3,291,011
		5,231,323
United Kingdom–5.26%
Big Yellow Group PLC	281,434	3,840,393
Great Portland Estates PLC	495,709	2,612,633
LXI REIT PLC	2,574,692	2,820,363
Segro PLC	621,835	5,671,019
UNITE Group PLC	232,567	2,576,227
		17,520,635
United States–58.46%
Agree Realty Corp.	82,308	5,382,120
Alexandria Real Estate Equities, Inc.	54,762	6,214,939
AvalonBay Communities, Inc.	58,293	11,033,116
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Boston Properties, Inc.	63,579	$ 3,661,515
Cousins Properties, Inc.	85,930	1,959,204
Digital Realty Trust, Inc.	81,111	9,236,110
EPR Properties	162,403	7,600,460
Equinix, Inc.	19,243	15,085,357
Equity Residential	77,823	5,133,983
Extra Space Storage, Inc.	72,800	10,836,280
Federal Realty Investment Trust	24,373	2,358,575
Hilton Worldwide Holdings, Inc.	20,375	2,965,581
Invitation Homes, Inc.	219,738	7,558,987
Mid-America Apartment Communities, Inc.	18,286	2,776,912
Omega Healthcare Investors, Inc.	92,858	2,849,812
Physicians Realty Trust	277,651	3,884,338
Prologis, Inc.	159,233	19,526,743
Public Storage	19,993	5,835,557
Regency Centers Corp.	87,549	5,407,902
Rexford Industrial Realty, Inc.	137,831	7,197,535
Ryman Hospitality Properties, Inc.	43,135	4,008,104
SBA Communications Corp.	4,470	1,035,967
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Simon Property Group, Inc.	69,485	$ 8,024,128
SL Green Realty Corp.	81,428	2,446,911
Spirit Realty Capital, Inc.	109,419	4,308,920
STAG Industrial, Inc.	124,973	4,484,031
Sun Communities, Inc.	56,014	7,307,587
UDR, Inc.	95,818	4,116,341
VICI Properties, Inc.	330,337	10,382,492
Welltower, Inc.	150,850	12,202,257
		194,821,764
Total Common Stock (Cost $303,975,198)		328,716,456

MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	4,415,353	4,415,353
Total Money Market Fund (Cost $4,415,353)		4,415,353

TOTAL INVESTMENTS–99.96% (Cost $308,390,551)	333,131,809
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	119,222
NET ASSETS APPLICABLE TO 47,588,164 SHARES OUTSTANDING–100.00%	$333,251,031
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($252,452,423 / 35,909,884 Shares)	$7.030
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($80,798,608 / 11,678,280 Shares)	$6.919
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$358,718,579
Distributable earnings/(accumulated loss)	(25,467,548)
TOTAL NET ASSETS	$333,251,031

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $40,000 cash collateral received from brokers for certain open bilateral derivatives, $3,115,337 payable for securities purchased, $105,867 payable for fund shares redeemed, $158,110 other accrued expenses payable and $212,044 due to manager and affiliates as of June 30, 2023.
LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	(165,000)	USD	122,448	7/14/23	$ —	$ (2,131)
BCLY	ILS	2,347,000	USD	(644,739)	7/14/23	—	(11,299)
BCLY	JPY	23,154,000	USD	(172,155)	7/14/23	—	(11,334)
BCLY	SEK	4,548,000	USD	(421,682)	7/14/23	280	—
BCLY	SGD	109,000	USD	(82,292)	7/14/23	—	(1,652)
BOA	AUD	316,000	USD	(210,821)	7/14/23	—	(227)
BOA	AUD	(629,000)	USD	417,886	7/14/23	—	(1,301)
BOA	CAD	97,000	USD	(72,490)	7/14/23	748	—
BOA	CAD	51,000	USD	(38,618)	7/14/23	—	(112)
BOA	EUR	954,000	USD	(1,057,998)	7/14/23	—	(16,242)
BOA	GBP	(577,000)	USD	721,476	7/14/23	—	(11,387)
BOA	GBP	592,000	USD	(744,508)	7/14/23	7,407	—
BOA	GBP	(100,000)	USD	127,795	7/14/23	782	—
BOA	JPY	149,551,000	USD	(1,122,691)	7/14/23	—	(83,949)
BOA	JPY	(94,535,000)	USD	715,774	7/14/23	59,159	—
BOA	SEK	(23,467,000)	USD	2,190,298	7/14/23	13,034	—
BOA	SEK	2,065,000	USD	(190,913)	7/14/23	678	—
CITI	AUD	(229,000)	USD	156,697	7/14/23	4,083	—
CITI	AUD	(87,000)	USD	57,610	7/14/23	—	(369)
CITI	CAD	366,000	USD	(269,114)	7/14/23	7,226	—
CITI	CAD	(3,000)	USD	2,266	7/14/23	1	—
CITI	EUR	(151,000)	USD	163,264	7/14/23	—	(1,626)
CITI	GBP	81,000	USD	(102,005)	7/14/23	875	—
CITI	GBP	(58,000)	USD	72,692	7/14/23	—	(975)
CITI	KRW	(1,352,813,000)	USD	1,028,943	7/14/23	1,643	—
CITI	SEK	(3,364,000)	USD	318,658	7/14/23	6,547	—
DB	AUD	(8,894,000)	USD	6,040,435	7/14/23	113,162	—
DB	AUD	2,512,000	USD	(1,628,990)	7/14/23	45,095	—
DB	CAD	(168,000)	USD	125,982	7/14/23	—	(863)
DB	CHF	(89,000)	USD	98,367	7/14/23	—	(1,218)
DB	EUR	(4,113,000)	USD	4,566,850	7/14/23	75,504	—
DB	EUR	(1,206,000)	USD	1,298,965	7/14/23	—	(17,972)
DB	GBP	(47,000)	USD	58,213	7/14/23	—	(1,483)
DB	GBP	23,000	USD	(28,622)	7/14/23	591	—
DB	JPY	(132,364,257)	USD	995,919	7/14/23	76,551	—
DB	JPY	8,470,000	USD	(64,082)	7/14/23	—	(5,252)
DB	NOK	1,729,000	USD	(167,947)	7/14/23	—	(6,780)
GSI	CHF	(971,000)	USD	1,103,992	7/14/23	17,509	—
GSI	SEK	1,443,000	USD	(134,661)	7/14/23	—	(780)
HSBC	AUD	(944,000)	USD	614,009	7/14/23	—	(15,105)
HSBC	AUD	553,000	USD	(375,230)	7/14/23	—	(6,691)
HSBC	AUD	2,367,000	USD	(1,544,243)	7/14/23	33,209	—
HSBC	CAD	(3,841,000)	USD	2,872,577	7/14/23	—	(27,480)
HSBC	CAD	(260,000)	USD	197,631	7/14/23	1,324	—
HSBC	CHF	(39,000)	USD	44,139	7/14/23	501	—
HSBC	EUR	(1,000)	USD	1,108	7/14/23	16	—
HSBC	EUR	91,000	USD	(100,195)	7/14/23	—	(824)
HSBC	GBP	85,000	USD	(106,501)	7/14/23	1,460	—
HSBC	GBP	(410,000)	USD	510,942	7/14/23	—	(9,811)
HSBC	GBP	683,000	USD	(871,480)	7/14/23	—	(3,983)
HSBC	HKD	(43,538,000)	USD	5,565,048	7/14/23	7,576	—
HSBC	HKD	1,322,000	USD	(168,793)	7/14/23	—	(45)
HSBC	JPY	52,952,000	USD	(381,361)	7/14/23	—	(13,570)
HSBC	SEK	6,744,000	USD	(624,526)	7/14/23	1,181	—
HSBC	SEK	940,000	USD	(87,296)	7/14/23	—	(83)
HSBC	SGD	8,354,000	USD	(6,341,779)	7/14/23	—	(161,332)
JPMC	AUD	1,234,000	USD	(807,634)	7/14/23	14,747	—
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	CAD	1,649,000	USD	(1,236,987)	7/14/23	$ 8,051	$ —
JPMC	EUR	(758,000)	USD	815,232	7/14/23	—	(12,495)
JPMC	GBP	948,000	USD	(1,185,804)	7/14/23	18,276	—
JPMC	HKD	156,000	USD	(19,926)	7/14/23	—	(13)
JPMC	JPY	(459,976,000)	USD	3,270,362	7/14/23	75,489	—
SCB	EUR	216,000	USD	(239,746)	7/14/23	—	(3,876)
SCB	EUR	653,000	USD	(699,727)	7/14/23	13,340	—
SCB	GBP	(301,000)	USD	377,648	7/14/23	—	(4,661)
SCB	GBP	172,000	USD	(214,468)	7/14/23	3,994	—
SCB	GBP	470,000	USD	(600,526)	7/14/23	—	(3,566)
SCB	GBP	(627,000)	USD	798,212	7/14/23	1,842	—
SCB	JPY	350,324,000	USD	(2,568,056)	7/14/23	—	(134,799)
SCB	SGD	360,000	USD	(273,358)	7/14/23	—	(7,023)
SSB	AUD	511,000	USD	(346,805)	7/14/23	—	(6,256)
SSB	AUD	(302,000)	USD	203,326	7/14/23	2,063	—
SSB	AUD	(554,000)	USD	368,430	7/14/23	—	(775)
SSB	CAD	(3,000)	USD	2,271	7/14/23	6	—
SSB	CAD	(1,000)	USD	754	7/14/23	—	(1)
SSB	CHF	(268,000)	USD	298,080	7/14/23	—	(1,794)
SSB	EUR	87,000	USD	(96,134)	7/14/23	—	(1,131)
SSB	EUR	(14,000)	USD	15,438	7/14/23	150	—
SSB	EUR	(152,000)	USD	163,920	7/14/23	—	(2,063)
SSB	EUR	226,000	USD	(245,279)	7/14/23	1,510	—
SSB	GBP	(165,000)	USD	208,223	7/14/23	—	(1,348)
SSB	HKD	5,445,000	USD	(696,649)	7/14/23	—	(1,614)
SSB	HKD	(3,869,000)	USD	494,484	7/14/23	620	—
SSB	JPY	7,982,000	USD	(58,098)	7/14/23	—	(2,657)
SSB	NZD	1,641,000	USD	(1,032,047)	7/17/23	—	(25,045)
SSB	SEK	12,005,000	USD	(1,173,507)	7/14/23	—	(59,686)
SSB	SEK	(1,124,000)	USD	104,800	7/14/23	515	—
SSB	SGD	(686,000)	USD	511,610	7/14/23	4,095	—
UBS	AUD	(155,000)	USD	103,737	7/14/23	440	—
UBS	CAD	(57,000)	USD	42,524	7/14/23	—	(512)
UBS	EUR	(115,000)	USD	126,124	7/14/23	546	—
UBS	EUR	184,000	USD	(198,862)	7/14/23	2,063	—
UBS	GBP	(4,461,000)	USD	5,597,235	7/14/23	—	(68,801)
UBS	HKD	(5,296,000)	USD	677,320	7/14/23	1,304	—
UBS	JPY	142,321,000	USD	(986,543)	7/14/23	1,982	—
UBS	SEK	3,877,000	USD	(358,308)	7/14/23	1,399	—
Total Foreign Currency Exchange Contracts						$628,574	$(753,992)
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - Equinix, Inc. - Monthly	3,309	5.07%	7/14/2023	2,579,729	$14,328	$14,328	$—
GSI - SL Green Realty Corp. - Monthly	9,654	5.07%	7/14/2023	257,376	32,727	32,727	—
Total CFD Swap Contracts						$47,055	$—
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR Rate.
[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR–London Interbank Offered Rate
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,759,640
Interest	42,687
Foreign taxes withheld	(824,936)
5,977,391
EXPENSES:
Management fees	1,171,609
Distribution fees-Service Class	101,235
Custodian fees	75,672
Accounting and administration expenses	58,513
Shareholder servicing fees	48,224
Professional fees	23,205
Reports and statements to shareholders	6,813
Pricing fees	5,866
Trustees’ fees and expenses	5,811
Consulting fees	1,262
Other	23,462
1,521,672
Less:
Management fees waived	(29,026)
Total operating expenses	1,492,646
NET INVESTMENT INCOME	4,484,745
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,512,754)
Foreign currencies	(111,084)
Foreign currency exchange contracts	(758,967)
Swap contracts	407,088
Net realized loss	(8,975,717)
Net change in unrealized appreciation (depreciation) of:
Investments	13,617,089
Foreign currencies	(12,038)
Foreign currency exchange contracts	573,442
Swap contracts	171,122
Net change in unrealized appreciation (depreciation)	14,349,615
NET REALIZED AND UNREALIZED GAIN	5,373,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,858,643
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,484,745	$ 8,408,629
Net realized loss	(8,975,717)	(21,181,271)
Net change in unrealized appreciation (depreciation)	14,349,615	(120,265,720)
Net increase (decrease) in net assets resulting from operations	9,858,643	(133,038,362)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,231,074)
Service Class	—	(3,262,164)
Return of capital:
Standard Class	—	(917,807)
Service Class	—	(297,663)
	—	(14,708,708)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,066,928	54,693,475
Service Class	4,981,370	15,848,958
Reinvestment of dividends and distributions:
Standard Class	—	11,148,881
Service Class	—	3,559,827
	24,048,298	85,251,141
Cost of shares redeemed:
Standard Class	(25,598,447)	(75,359,663)
Service Class	(7,844,348)	(17,735,144)
	(33,442,795)	(93,094,807)
Decrease in net assets derived from capital share transactions	(9,394,497)	(7,843,666)
NET INCREASE (DECREASE) IN NET ASSETS	464,146	(155,590,736)
NET ASSETS:
Beginning of period	332,786,885	488,377,621
End of period	$333,251,031	$ 332,786,885
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19 [2]	12/31/18
Net asset value, beginning of period	$ 6.835	$ 10.027	$ 8.712	$ 9.769	$ 8.456	$ 9.587
Income (loss) from investment operations:
Net investment income[3]	0.096	0.185	0.246	0.176	0.212	0.207
Net realized and unrealized gain (loss)	0.099	(3.052)	2.146	(0.458)	1.871	(0.986)
Total from investment operations	0.195	(2.867)	2.392	(0.282)	2.083	(0.779)
Less dividends and distributions from:
Net investment income	—	(0.099)	(0.687)	(0.464)	(0.355)	(0.352)
Net realized gain	—	(0.200)	(0.390)	(0.311)	(0.415)	—
Return of capital	—	(0.026)	—	—	—	—
Total dividends and distributions	—	(0.325)	(1.077)	(0.775)	(0.770)	(0.352)
Net asset value, end of period	$ 7.030	$ 6.835	$ 10.027	$ 8.712	$ 9.769	$ 8.456
Total return[4]	2.85%	(28.64%)	28.02%	(2.21%)	24.92%	(8.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,452	$ 251,437	$372,538	$332,627	$426,116	$382,835
Ratio of expenses to average net assets	0.84%	0.81%	0.79%	0.81%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.83%	0.81%	0.83%	0.77%	0.79%
Ratio of net investment income to average net assets	2.75%	2.27%	2.47%	2.09%	2.21%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.73%	2.25%	2.45%	2.07%	2.20%	2.24%
Portfolio turnover	32%	79%	77%	120%	155%	116%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19 [2]	12/31/18
Net asset value, beginning of period	$ 6.735	$ 9.885	$ 8.602	$ 9.658	$ 8.367	$ 9.489
Income (loss) from investment operations:
Net investment income[3]	0.086	0.162	0.218	0.153	0.191	0.182
Net realized and unrealized gain (loss)	0.098	(3.007)	2.117	(0.454)	1.844	(0.976)
Total from investment operations	0.184	(2.845)	2.335	(0.301)	2.035	(0.794)
Less dividends and distributions from:
Net investment income	—	(0.079)	(0.662)	(0.444)	(0.329)	(0.328)
Net realized gain	—	(0.200)	(0.390)	(0.311)	(0.415)	—
Return of capital	—	(0.026)	—	—	—	—
Total dividends and distributions	—	(0.305)	(1.052)	(0.755)	(0.744)	(0.328)
Net asset value, end of period	$ 6.919	$ 6.735	$ 9.885	$ 8.602	$ 9.658	$ 8.367
Total return[4]	2.73%	(28.82%)	27.69%	(2.45%)	24.60%	(8.57%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,799	$ 81,350	$115,839	$101,452	$107,442	$ 97,581
Ratio of expenses to average net assets	1.09%	1.06%	1.04%	1.06%	1.01%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.08%	1.06%	1.08%	1.02%	1.04%
Ratio of net investment income to average net assets	2.50%	2.02%	2.22%	1.84%	1.96%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	2.00%	2.20%	1.82%	1.95%	1.99%
Portfolio turnover	32%	79%	77%	120%	155%	116%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-10

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (formerly LVIP BlackRock Global Real Estate Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $189,698 and $189,091 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.730% of the first $250 million of the Fund’s average daily net assets; and 0.630% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$13,768
Legal	2,209
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,917 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$187,610
Distribution fees payable to LFD	16,524
Shareholder servicing fees payable to Lincoln Life	7,910
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$107,453,939
Sales	110,633,645
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$308,390,551
Aggregate unrealized appreciation of investments and derivatives	$ 49,601,911
Aggregate unrealized depreciation of investments and derivatives	(24,939,016)
Net unrealized appreciation of investments and derivatives	$ 24,662,895
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 14,942,773	$—	$ 14,942,773
Belgium	—	2,925,560	—	2,925,560
Canada	10,922,136	—	—	10,922,136
France	1,516,218	3,173,678	—	4,689,896
Germany	—	5,712,851	—	5,712,851
Hong Kong	—	19,591,876	—	19,591,876
Japan	—	32,224,201	—	32,224,201
Mexico	1,503,593	—	—	1,503,593
Republic of Korea	—	1,344,686	—	1,344,686
Singapore	—	5,548,536	—	5,548,536
Spain	—	7,073,982	—	7,073,982
Sweden	—	4,662,644	—	4,662,644
Switzerland	—	5,231,323	—	5,231,323
United Kingdom	2,612,633	14,908,002	—	17,520,635
United States	194,821,764	—	—	194,821,764
Money Market Fund	4,415,353	—	—	4,415,353
Total Investments	$215,791,697	$117,340,112	$—	$333,131,809
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$ 628,574	$—	$ 628,574
Swap Contracts	$—	$ 47,055	$—	$ 47,055
Liabilities:
Foreign Currency Exchange Contracts	$—	$(753,992)	$—	$(753,992)
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,743,400	7,080,738
Service Class	721,835	2,030,110
Shares reinvested:
Standard Class	—	1,591,241
Service Class	—	516,965
	3,465,235	11,219,054
Shares redeemed:
Standard Class	(3,621,386)	(9,039,356)
Service Class	(1,122,664)	(2,187,199)
	(4,744,050)	(11,226,555)
Net decrease	(1,278,815)	(7,501)
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2023, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Real Estate Fund-15

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$628,574	Receivables and other assets net of liabilities	$(753,992)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	47,055	Receivables and other assets net of liabilities	—
Total		$675,629		$(753,992)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(758,967)	$573,442
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	407,088	171,122
Total		$(351,879)	$744,564
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$28,013,041	$37,612,040
Contracts for difference swap contract (average notional volume)	1,852	—
At June 30, 2023, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$10,000
Goldman Sachs International	30,000
Total	$40,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Real Estate Fund-16

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 81,808	$(113,218)	$ (31,410)
Barclays Bank PLC	280	(26,416)	(26,136)
Citigroup Global Markets	20,375	(2,970)	17,405
Deutsche Bank	310,903	(33,568)	277,335
Goldman Sachs International	64,564	(780)	63,784
Hong Kong Shanghai Bank	45,267	(238,924)	(193,657)
JPMorgan Chase Bank	116,563	(12,508)	104,055
Standard Chartered Bank	19,176	(153,925)	(134,749)
State Street Bank & Trust Company	8,959	(102,370)	(93,411)
UBS AG	7,734	(69,313)	(61,579)
Total	$675,629	$(753,992)	$ (78,363)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ (31,410)	$—	$ —	$—	$—	$ (31,410)
Barclays Bank PLC	(26,136)	—	—	—	—	(26,136)
Citigroup Global Markets	17,405	—	(10,000)	—	—	7,405
Deutsche Bank	277,335	—	—	—	—	277,335
Goldman Sachs International	63,784	—	(30,000)	—	—	33,784
Hong Kong Shanghai Bank	(193,657)	—	—	—	—	(193,657)
JPMorgan Chase Bank	104,055	—	—	—	—	104,055
Standard Chartered Bank	(134,749)	—	—	—	—	(134,749)
State Street Bank & Trust Company	(93,411)	—	—	—	—	(93,411)
UBS AG	(61,579)	—	—	—	—	(61,579)
Total	$ (78,363)	$—	$(40,000)	$—	$—	$(118,363)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Real Estate Fund-17

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-18

LVIP BlackRock Real Estate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Real Estate Fund-19

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,059.80	0.31%	$1.58
Service Class Shares	1,000.00	1,058.00	0.66%	3.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.89%
Equity Funds	68.27%
Fixed Income Funds	28.61%
Money Market Fund	3.01%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.89%
Equity Funds–68.27%
iShares Core S&P 500 ETF	377,504	$ 168,257,308
iShares Core S&P Mid-Cap ETF	156,796	40,999,018
iShares Edge MSCI Min Vol USA ETF	1,911,739	142,099,560
iShares Russell 2000 ETF	274,429	51,392,318
		402,748,204
Fixed Income Funds–28.61%
iShares Broad USD Investment Grade Corporate Bond ETF	565,312	28,316,478
iShares Core U.S. Aggregate Bond ETF	858,165	84,057,262
iShares Core U.S. Treasury Bond ETF	1,231,722	28,206,434
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	302,702	$ 28,231,502
		168,811,676
Money Market Fund–3.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	17,742,537	17,742,537
		17,742,537
Total Investment Companies (Cost $449,363,448)		589,302,417

TOTAL INVESTMENTS–99.89% (Cost $449,363,448)	589,302,417
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	648,772
NET ASSETS APPLICABLE TO 49,050,497 SHARES OUTSTANDING–100.00%	$589,951,189
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($21,427,932 / 1,775,578 Shares)	$12.068
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($568,523,257 / 47,274,919 Shares)	$12.026
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$566,042,108
Distributable earnings/(accumulated loss)	23,909,081
TOTAL NET ASSETS	$589,951,189

★ Includes $969,401 cash collateral held at broker for futures contracts, $175,499 variation margin due from broker on futures contracts, $6,055,851 payable for securities purchased, $78,263 payable for fund shares redeemed, $51,107 other accrued expenses payable and $292,500 due to manager and affiliates as of June 30, 2023.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
25	E-mini Russell 2000 Index	$ 2,379,624	$ 2,368,863	9/15/23	$ 10,761	$—
56	E-mini S&P 500 Index	12,567,100	12,168,332	9/15/23	398,768	—
13	E-mini S&P MidCap 400 Index	3,437,329	3,348,064	9/15/23	89,265	—
Total Futures Contracts					$498,794	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,479,591
EXPENSES:
Distribution fees-Service Class	968,913
Management fees	718,849
Shareholder servicing fees	83,386
Accounting and administration expenses	57,993
Professional fees	23,306
Trustees’ fees and expenses	10,108
Custodian fees	5,954
Reports and statements to shareholders	4,680
Consulting fees	1,830
Pricing fees	194
Other	8,624
1,883,837
Less:
Management fees waived	(14,377)
Total operating expenses	1,869,460
NET INVESTMENT INCOME	3,610,131
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,352,103
Futures contracts	(7,787,857)
Net realized loss	(3,435,754)
Net change in unrealized appreciation (depreciation) of:
Investments	33,097,576
Futures contracts	(597,287)
Net change in unrealized appreciation (depreciation)	32,500,289
NET REALIZED AND UNREALIZED GAIN	29,064,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,674,666
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,610,131	$ 6,699,386
Net realized loss	(3,435,754)	(16,654,867)
Net change in unrealized appreciation (depreciation)	32,500,289	(108,079,207)
Net increase (decrease) in net assets resulting from operations	32,674,666	(118,034,688)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(949,086)
Service Class	—	(24,447,549)
	—	(25,396,635)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,878,119	8,521,236
Service Class	10,364,410	37,246,716
Reinvestment of dividends and distributions:
Standard Class	—	949,086
Service Class	—	24,447,549
	12,242,529	71,164,587
Cost of shares redeemed:
Standard Class	(2,286,743)	(6,257,854)
Service Class	(24,271,996)	(59,806,490)
	(26,558,739)	(66,064,344)
Increase (decrease) in net assets derived from capital share transactions	(14,316,210)	5,100,243
NET INCREASE (DECREASE) IN NET ASSETS	18,358,456	(138,331,080)
NET ASSETS:
Beginning of period	571,592,733	709,923,813
End of period	$589,951,189	$ 571,592,733
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.387	$ 14.317	$ 13.260	$ 13.008	$ 11.225	$ 11.719
Income (loss) from investment operations:
Net investment income[2]	0.092	0.179	0.144	0.196	0.240	0.217
Net realized and unrealized gain (loss)	0.589	(2.546)	1.773	0.237	1.874	(0.538)
Total from investment operations	0.681	(2.367)	1.917	0.433	2.114	(0.321)
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.176)	(0.181)	(0.207)	(0.173)
Net realized gain	—	(0.388)	(0.684)	—	(0.124)	—
Total dividends and distributions	—	(0.563)	(0.860)	(0.181)	(0.331)	(0.173)
Net asset value, end of period	$ 12.068	$ 11.387	$ 14.317	$ 13.260	$ 13.008	$ 11.225
Total return[3]	5.98%	(16.51%)	14.66%	3.34%	18.90%	(2.74%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21,428	$ 20,600	$ 22,196	$16,664	$ 11,864	$ 5,937
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.30%	0.31%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.31%	0.31%	0.32%	0.32%
Ratio of net investment income to average net assets	1.60% [5]	1.44%	1.03%	1.55%	1.94%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59% [5]	1.43%	1.02%	1.55%	1.94%	1.82%
Portfolio turnover	3%	7%	6%	20%	3%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.367	$ 14.291	$ 13.241	$ 12.993	$ 11.221	$ 11.718
Income (loss) from investment operations:
Net investment income[2]	0.072	0.135	0.094	0.151	0.196	0.174
Net realized and unrealized gain (loss)	0.587	(2.539)	1.768	0.235	1.872	(0.534)
Total from investment operations	0.659	(2.404)	1.862	0.386	2.068	(0.360)
Less dividends and distributions from:
Net investment income	—	(0.132)	(0.128)	(0.138)	(0.172)	(0.137)
Net realized gain	—	(0.388)	(0.684)	—	(0.124)	—
Total dividends and distributions	—	(0.520)	(0.812)	(0.138)	(0.296)	(0.137)
Net asset value, end of period	$ 12.026	$ 11.367	$ 14.291	$ 13.241	$ 12.993	$ 11.221
Total return[3]	5.80%	(16.81%)	14.26%	2.98%	18.48%	(3.07%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$568,523	$ 550,993	$687,727	$631,897	$544,415	$327,163
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.65%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.67%	0.66%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	1.25% [5]	1.09%	0.68%	1.20%	1.59%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24% [5]	1.08%	0.67%	1.20%	1.59%	1.47%
Portfolio turnover	3%	7%	6%	20%	3%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’smanaged risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$23,714
Legal	3,805
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,626 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$117,285
Distribution fees payable to LFD	161,332
Shareholder servicing fees payable to Lincoln Life	13,883
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,691,783
Sales	28,333,566
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$449,363,448
Aggregate unrealized appreciation of investments and derivatives	$159,123,980
Aggregate unrealized depreciation of investments and derivatives	(18,686,217)
Net unrealized appreciation of investments and derivatives	$140,437,763
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$589,302,417	$—	$—	$589,302,417
Derivatives:
Assets:
Futures Contracts	$ 498,794	$—	$—	$ 498,794
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	161,442	660,670
Service Class	892,242	3,008,995
Shares reinvested:
Standard Class	—	82,966
Service Class	—	2,143,362
	1,053,684	5,895,993
Shares redeemed:
Standard Class	(194,892)	(484,951)
Service Class	(2,089,126)	(4,805,023)
	(2,284,018)	(5,289,974)
Net increase (decrease)	(1,230,334)	606,019
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$498,794	Receivables and other assets net of liabilities	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,787,857)	$(597,287)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,363,919	$21,924,879
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-12

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-13

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Blended Large Cap Growth Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,227.60	0.68%	$3.76
Service Class Shares	1,000.00	1,226.00	0.93%	5.13
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.24%
Aerospace & Defense	0.59%
Automobiles	1.69%
Banks	0.33%
Beverages	2.23%
Biotechnology	3.02%
Broadline Retail	4.92%
Building Products	0.43%
Capital Markets	1.12%
Chemicals	0.94%
Commercial Services & Supplies	2.32%
Communications Equipment	1.98%
Construction Materials	0.01%
Consumer Staples Distribution & Retail	2.09%
Containers & Packaging	0.19%
Distributors	0.39%
Diversified Consumer Services	0.02%
Diversified Telecommunication Services	0.19%
Electrical Equipment	0.82%
Electronic Equipment, Instruments & Components	0.73%
Entertainment	0.86%
Financial Services	3.54%
Ground Transportation	0.20%
Health Care Equipment & Supplies	4.84%
Health Care Providers & Services	3.22%
Health Care REITs	0.16%
Health Care Technology	0.98%
Hotel & Resort REITs	0.60%
Hotels, Restaurants & Leisure	1.51%
Household Products	0.32%
Insurance	0.42%
Interactive Media & Services	6.32%
IT Services	1.04%
Leisure Products	0.14%
Life Sciences Tools & Services	1.91%
Machinery	0.48%
Media	0.47%
Oil, Gas & Consumable Fuels	0.17%
Pharmaceuticals	2.54%
Professional Services	1.01%
Semiconductors & Semiconductor Equipment	7.56%
Software	19.00%
Specialized REITs	0.38%
Specialty Retail	2.18%
Technology Hardware, Storage & Peripherals	6.03%
Textiles, Apparel & Luxury Goods	2.28%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	0.07%
Rights	0.01%
Money Market Fund	7.36%
Total Investments	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	9.98%
Apple, Inc.	6.03%
Amazon.com, Inc.	4.71%
NVIDIA Corp.	4.33%
Alphabet, Inc. Class C	3.93%
UnitedHealth Group, Inc.	2.86%
Visa, Inc. Class A	2.79%
Fortinet, Inc.	1.96%
Costco Wholesale Corp.	1.93%
Vertex Pharmaceuticals, Inc.	1.93%
Total	40.45%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.24%
Aerospace & Defense–0.59%
†Boeing Co.	1,495	$ 315,684
Lockheed Martin Corp.	19,610	9,028,052
		9,343,736
Automobiles–1.69%
Ferrari NV	15,906	5,172,790
†Tesla, Inc.	81,951	21,452,314
		26,625,104
Banks–0.33%
Bank of America Corp.	183,436	5,262,779
		5,262,779
Beverages–2.23%
Coca-Cola Co.	81,195	4,889,563
†Monster Beverage Corp.	514,514	29,553,684
PepsiCo, Inc.	4,197	777,368
		35,220,615
Biotechnology–3.02%
AbbVie, Inc.	10,725	1,444,979
†Genmab AS ADR	81,272	3,089,149
†Incyte Corp.	93,365	5,811,971
†Moderna, Inc.	1,452	176,418
†Neurocrine Biosciences, Inc.	34,387	3,242,694
†Sarepta Therapeutics, Inc.	21,727	2,488,176
†Ultragenyx Pharmaceutical, Inc.	21,925	1,011,400
†Vertex Pharmaceuticals, Inc.	86,541	30,454,644
		47,719,431
Broadline Retail–4.92%
†Amazon.com, Inc.	569,792	74,278,085
†MercadoLibre, Inc.	2,824	3,345,311
		77,623,396
Building Products–0.43%
Johnson Controls International PLC	52,922	3,606,105
†Trex Co., Inc.	48,677	3,191,264
		6,797,369
Capital Markets–1.12%
CME Group, Inc.	4,471	828,431
FactSet Research Systems, Inc.	2,578	1,032,876
MarketAxess Holdings, Inc.	9,402	2,457,871
MSCI, Inc.	28,401	13,328,305
		17,647,483
Chemicals–0.94%
Sherwin-Williams Co.	55,727	14,796,633
		14,796,633
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–2.32%
Cintas Corp.	14,491	$ 7,203,186
†Copart, Inc.	243,968	22,252,322
Republic Services, Inc.	17,077	2,615,684
Rollins, Inc.	105,340	4,511,712
		36,582,904
Communications Equipment–1.98%
†Arista Networks, Inc.	141,717	22,966,657
Motorola Solutions, Inc.	28,405	8,330,618
		31,297,275
Construction Materials–0.01%
Eagle Materials, Inc.	1,196	222,958
		222,958
Consumer Staples Distribution & Retail–2.09%
Costco Wholesale Corp.	56,721	30,537,452
Sysco Corp.	32,849	2,437,396
		32,974,848
Containers & Packaging–0.19%
Graphic Packaging Holding Co.	125,464	3,014,900
		3,014,900
Distributors–0.39%
LKQ Corp.	104,459	6,086,826
		6,086,826
Diversified Consumer Services–0.02%
H&R Block, Inc.	8,528	271,787
		271,787
Diversified Telecommunication Services–0.19%
Iridium Communications, Inc.	38,769	2,408,330
†Liberty Global PLC Class C	37,007	657,615
		3,065,945
Electrical Equipment–0.82%
AMETEK, Inc.	74,802	12,108,948
Rockwell Automation, Inc.	2,633	867,442
		12,976,390
Electronic Equipment, Instruments & Components–0.73%
Amphenol Corp. Class A	61,811	5,250,845
Cognex Corp.	51,594	2,890,296
†Keysight Technologies, Inc.	1,263	211,489
†Teledyne Technologies, Inc.	1,470	604,332
†Zebra Technologies Corp. Class A	8,481	2,508,934
		11,465,896
Entertainment–0.86%
†Netflix, Inc.	19,224	8,467,980
LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†ROBLOX Corp. Class A	59,237	$ 2,387,251
†Spotify Technology SA	16,658	2,674,442
		13,529,673
Financial Services–3.54%
Mastercard, Inc. Class A	9,600	3,775,680
†Shift4 Payments, Inc. Class A	10,190	692,003
†Toast, Inc. Class A	181,106	4,087,562
Visa, Inc. Class A	185,766	44,115,710
†WEX, Inc.	17,754	3,232,471
		55,903,426
Ground Transportation–0.20%
†Uber Technologies, Inc.	72,225	3,117,953
		3,117,953
Health Care Equipment & Supplies–4.84%
†Align Technology, Inc.	9,412	3,328,460
†Edwards Lifesciences Corp.	179,850	16,965,250
†IDEXX Laboratories, Inc.	37,007	18,586,025
†Inspire Medical Systems, Inc.	10,487	3,404,500
†Intuitive Surgical, Inc.	81,187	27,761,083
†Penumbra, Inc.	18,368	6,319,694
		76,365,012
Health Care Providers & Services–3.22%
†Agilon Health, Inc.	28,661	496,982
Elevance Health, Inc.	8,062	3,581,866
Humana, Inc.	3,584	1,602,514
UnitedHealth Group, Inc.	94,024	45,191,695
		50,873,057
Health Care REITs–0.16%
Ventas, Inc.	52,406	2,477,232
		2,477,232
Health Care Technology–0.98%
†Veeva Systems, Inc. Class A	78,607	15,542,962
		15,542,962
Hotel & Resort REITs–0.60%
Host Hotels & Resorts, Inc.	324,416	5,459,921
Park Hotels & Resorts, Inc.	307,117	3,937,240
		9,397,161
Hotels, Restaurants & Leisure–1.51%
†Airbnb, Inc. Class A	41,618	5,333,763
†Chipotle Mexican Grill, Inc.	4,403	9,418,017
Hilton Worldwide Holdings, Inc.	41,813	6,085,882
Wingstop, Inc.	14,886	2,979,582
		23,817,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.32%
Kimberly-Clark Corp.	36,891	$ 5,093,171
		5,093,171
Insurance–0.42%
†Arch Capital Group Ltd.	18,511	1,385,548
Globe Life, Inc.	5,109	560,049
Marsh & McLennan Cos., Inc.	6,286	1,182,271
Progressive Corp.	26,092	3,453,798
		6,581,666
Interactive Media & Services–6.32%
†Alphabet, Inc. Class A	199,253	23,850,584
†Alphabet, Inc. Class C	513,393	62,105,151
†Meta Platforms, Inc. Class A	48,384	13,885,241
		99,840,976
IT Services–1.04%
†Cloudflare, Inc. Class A	11,082	724,430
†EPAM Systems, Inc.	16,568	3,723,658
†Gartner, Inc.	20,104	7,042,632
†MongoDB, Inc.	5,055	2,077,555
†Snowflake, Inc. Class A	16,599	2,921,092
		16,489,367
Leisure Products–0.14%
Polaris, Inc.	17,923	2,167,428
		2,167,428
Life Sciences Tools & Services–1.91%
Agilent Technologies, Inc.	55,867	6,718,007
Bruker Corp.	79,900	5,906,208
†Mettler-Toledo International, Inc.	9,985	13,096,725
†Waters Corp.	16,487	4,394,445
		30,115,385
Machinery–0.48%
IDEX Corp.	18,834	4,054,207
Otis Worldwide Corp.	39,424	3,509,130
		7,563,337
Media–0.47%
†Trade Desk, Inc. Class A	95,578	7,380,533
		7,380,533
Oil, Gas & Consumable Fuels–0.17%
Cheniere Energy, Inc.	18,102	2,758,021
		2,758,021
Pharmaceuticals–2.54%
Eli Lilly & Co.	40,731	19,102,024
Zoetis, Inc.	121,614	20,943,147
		40,045,171

LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.01%
Automatic Data Processing, Inc.	20,260	$ 4,452,946
Paychex, Inc.	28,954	3,239,084
Paycom Software, Inc.	22,526	7,236,252
†Paylocity Holding Corp.	5,653	1,043,148
		15,971,430
Semiconductors & Semiconductor Equipment–7.56%
†Advanced Micro Devices, Inc.	3,144	358,133
Applied Materials, Inc.	14,919	2,156,392
ASML Holding NV	7,716	5,592,171
Broadcom, Inc.	9,256	8,028,932
Entegris, Inc.	39,834	4,414,404
KLA Corp.	13,772	6,679,695
Microchip Technology, Inc.	62,671	5,614,695
Monolithic Power Systems, Inc.	6,297	3,401,828
NVIDIA Corp.	161,622	68,369,339
QUALCOMM, Inc.	121,290	14,438,362
Teradyne, Inc.	3,217	358,149
		119,412,100
Software–19.00%
†Adobe, Inc.	32,156	15,723,962
†Autodesk, Inc.	59,003	12,072,604
†Cadence Design Systems, Inc.	27,301	6,402,630
†Crowdstrike Holdings, Inc. Class A	39,449	5,793,875
†Fortinet, Inc.	408,662	30,890,760
Intuit, Inc.	16,772	7,684,763
†Manhattan Associates, Inc.	22,061	4,409,553
Microsoft Corp.	462,776	157,593,739
†New Relic, Inc.	5,854	383,086
†Palo Alto Networks, Inc.	17,945	4,585,127
†PTC, Inc.	30,745	4,375,013
Roper Technologies, Inc.	29,317	14,095,614
†ServiceNow, Inc.	27,189	15,279,402
†Smartsheet, Inc. Class A	22,950	878,067
†Splunk, Inc.	62,536	6,634,444
†Synopsys, Inc.	14,546	6,333,474
†Tyler Technologies, Inc.	15,791	6,576,478
†VMware, Inc. Class A	1,613	231,772
		299,944,363
Specialized REITs–0.38%
Lamar Advertising Co. Class A	59,798	5,934,951
		5,934,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.18%
†CarMax, Inc.	9,650	$ 807,705
†Chewy, Inc. Class A	126,344	4,986,798
†Five Below, Inc.	31,075	6,107,480
Home Depot, Inc.	44,778	13,909,838
Ross Stores, Inc.	17,992	2,017,443
Tractor Supply Co.	29,417	6,504,099
		34,333,363
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	490,846	95,209,399
		95,209,399
Textiles, Apparel & Luxury Goods–2.28%
†Crocs, Inc.	20,248	2,276,685
†Deckers Outdoor Corp.	8,348	4,404,906
†Lululemon Athletica, Inc.	31,563	11,946,596
NIKE, Inc. Class B	136,485	15,063,849
†Skechers USA, Inc. Class A	44,058	2,320,094
		36,012,130
Trading Companies & Distributors–0.07%
†SiteOne Landscape Supply, Inc.	6,729	1,126,165
		1,126,165
Total Common Stock (Cost $970,385,551)		1,455,998,951
RIGHTS–0.01%
=†Contra Abiomed, Inc.	11,753	183,464
Total Rights (Cost $11,988)		183,464

MONEY MARKET FUND–7.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	116,298,344	116,298,344
Total Money Market Fund (Cost $116,298,344)		116,298,344

TOTAL INVESTMENTS–99.61% (Cost $1,086,695,883)	1,572,480,759
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	6,080,594
NET ASSETS APPLICABLE TO 39,167,074 SHARES OUTSTANDING–100.00%	$1,578,561,353
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($259,999,510 / 6,255,299 Shares)	$41.565
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,318,561,843 / 32,911,775 Shares)	$40.064
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,154,063,455
Distributable earnings/(accumulated loss)	424,497,898
TOTAL NET ASSETS	$1,578,561,353

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $5,087,560 cash collateral held at broker for futures contracts, $1,067,260 variation margin due from broker on futures contracts, $186,851 payable for securities purchased, $1,387,995 payable for fund shares redeemed, $122,422 other accrued expenses payable and $1,082,997 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
10	E-mini Russell 2000 Index	$ 951,850	$ 950,823	9/15/23	$ 1,027	$—
403	E-mini S&P 500 Index	90,438,238	87,622,776	9/15/23	2,815,462	—
4	E-mini S&P MidCap 400 Index	1,057,640	1,032,669	9/15/23	24,971	—
Total Futures Contracts					$2,841,460	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,220,410
Foreign taxes withheld	(15,247)
8,205,163
EXPENSES:
Management fees	5,255,435
Distribution fees-Service Class	1,537,754
Shareholder servicing fees	212,589
Accounting and administration expenses	160,155
Professional fees	36,631
Trustees’ fees and expenses	24,831
Reports and statements to shareholders	16,119
Custodian fees	9,472
Consulting fees	2,120
Pricing fees	1,553
Other	24,161
7,280,820
Less:
Management fees waived	(770,258)
Total operating expenses	6,510,562
NET INVESTMENT INCOME	1,694,601
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	14,171,836
Futures contracts	(4,386,714)
Net realized gain	9,785,122
Net change in unrealized appreciation (depreciation) of:
Investments	291,320,133
Foreign currencies	174
Futures contracts	(490,341)
Net change in unrealized appreciation (depreciation)	290,829,966
NET REALIZED AND UNREALIZED GAIN	300,615,088
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$302,309,689
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,694,601	$ (796,692)
Net realized gain (loss)	9,785,122	(66,987,727)
Net change in unrealized appreciation (depreciation)	290,829,966	(431,814,178)
Net increase (decrease) in net assets resulting from operations	302,309,689	(499,598,597)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(34,662,004)
Service Class	—	(180,209,912)
	—	(214,871,916)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,944,997	3,522,835
Service Class	30,709,046	144,937,257
Reinvestment of dividends and distributions:
Standard Class	—	34,662,004
Service Class	—	180,209,912
	32,654,043	363,332,008
Cost of shares redeemed:
Standard Class	(12,049,079)	(24,959,627)
Service Class	(115,086,048)	(100,848,691)
	(127,135,127)	(125,808,318)
Increase (decrease) in net assets derived from capital share transactions	(94,481,084)	237,523,690
NET INCREASE (DECREASE) IN NET ASSETS	207,828,605	(476,946,823)
NET ASSETS:
Beginning of period	1,370,732,748	1,847,679,571
End of period	$1,578,561,353	$1,370,732,748
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [3]	12/31/19	12/31/18
Net asset value, beginning of period	$ 33.861	$ 54.396	$ 45.414	$ 37.333	$ 32.690	$ 37.982
Income (loss) from investment operations:
Net investment income (loss)[4]	0.081	0.065	(0.026)	0.142	0.264	0.294
Net realized and unrealized gain (loss)	7.623	(14.498)	14.057	8.747	6.137	(1.522)
Total from investment operations	7.704	(14.433)	14.031	8.889	6.401	(1.228)
Less dividends and distributions from:
Net investment income	—	—	—	(0.151)	(0.244)	(0.258)
Net realized gain	—	(6.102)	(5.049)	(0.657)	(1.514)	(3.806)
Total dividends and distributions	—	(6.102)	(5.049)	(0.808)	(1.758)	(4.064)
Net asset value, end of period	$ 41.565	$ 33.861	$ 54.396	$ 45.414	$ 37.333	$ 32.690
Total return[5]	22.76%	(26.73%)	30.86%	23.82%	19.93%	(4.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$260,000	$ 221,031	$328,574	$277,685	$250,538	$232,239
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.70%	0.70%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.78%	0.79%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets	0.44%	0.15%	(0.05%)	0.36%	0.75%	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.34%	0.04%	(0.15%)	0.27%	0.66%	0.68%
Portfolio turnover	60%	122%	156%	147%	126%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [3]	12/31/19	12/31/18
Net asset value, beginning of period	$ 32.678	$ 52.909	$ 44.388	$ 36.520	$ 32.024	$ 37.292
Income (loss) from investment operations:
Net investment income (loss)[4]	0.034	(0.038)	(0.153)	0.042	0.172	0.195
Net realized and unrealized gain (loss)	7.352	(14.091)	13.723	8.540	6.002	(1.478)
Total from investment operations	7.386	(14.129)	13.570	8.582	6.174	(1.283)
Less dividends and distributions from:
Net investment income	—	—	—	(0.057)	(0.164)	(0.179)
Net realized gain	—	(6.102)	(5.049)	(0.657)	(1.514)	(3.806)
Total dividends and distributions	—	(6.102)	(5.049)	(0.714)	(1.678)	(3.985)
Net asset value, end of period	$ 40.064	$ 32.678	$ 52.909	$ 44.388	$ 36.520	$ 32.024
Total return[5]	22.60%	(26.92%)	30.53%	23.51%	19.64%	(4.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,318,562	$1,149,701	$1,519,106	$1,269,461	$980,543	$737,236
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.95%	0.95%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.04%	1.03%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets	0.19%	(0.10%)	(0.30%)	0.11%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.09%	(0.21%)	(0.40%)	0.02%	0.41%	0.43%
Portfolio turnover	60%	122%	156%	147%	126%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $160 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.155% on the first $100 million of average daily net assets of the Fund; 0.105% on the next $400 million; 0.100% on the next $1.5 billion; and 0.085% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$59,456
Legal	9,541
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,757 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$779,381
Distribution fees payable to LFD	266,641
Shareholder servicing fees payable to Lincoln Life	36,975
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$812,917,874
Sales	852,382,864
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,086,695,883
Aggregate unrealized appreciation of investments and derivatives	$ 503,277,910
Aggregate unrealized depreciation of investments and derivatives	(14,651,574)
Net unrealized appreciation of investments and derivatives	$ 488,626,336
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,455,998,951	$—	$ —	$1,455,998,951
Rights	—	—	183,464	183,464
Money Market Fund	116,298,344	—	—	116,298,344
Total Investments	$1,572,297,295	$—	$183,464	$1,572,480,759
Derivatives:

Assets:
Futures Contracts	$2,841,460	$—	$—	$2,841,460
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	51,359	82,006
Service Class	862,903	3,517,524
Shares reinvested:
Standard Class	—	1,005,541
Service Class	—	5,413,335
	914,262	10,018,406
Shares redeemed:
Standard Class	(323,746)	(600,262)
Service Class	(3,133,703)	(2,460,052)
	(3,457,449)	(3,060,314)
Net increase (decrease)	(2,543,187)	6,958,092
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$2,841,460	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,386,714)	$(490,341)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$55,534,696	$65,321,694
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Blended Large Cap Growth Managed Volatility Fund-14

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-15

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Large Cap Growth Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Blended Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,123.00	0.72%	$3.79
Service Class Shares	1,000.00	1,121.60	0.97%	5.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.72%	$3.61
Service Class Shares	1,000.00	1,020.00	0.97%	4.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	93.45%
Aerospace & Defense	1.99%
Air Freight & Logistics	0.07%
Automobile Components	0.09%
Banks	0.12%
Beverages	0.37%
Biotechnology	2.48%
Broadline Retail	0.29%
Building Products	1.13%
Capital Markets	3.88%
Chemicals	0.55%
Commercial Services & Supplies	3.32%
Communications Equipment	0.70%
Construction & Engineering	0.86%
Construction Materials	1.64%
Consumer Finance	0.05%
Consumer Staples Distribution & Retail	0.72%
Containers & Packaging	0.24%
Distributors	1.00%
Diversified Consumer Services	0.97%
Diversified Telecommunication Services	0.00%
Electrical Equipment	2.90%
Electronic Equipment, Instruments & Components	2.05%
Energy Equipment & Services	0.28%
Entertainment	2.16%
Financial Services	1.10%
Food Products	0.19%
Ground Transportation	0.66%
Health Care Equipment & Supplies	4.76%
Health Care Providers & Services	1.68%
Health Care Technology	0.80%
Hotels, Restaurants & Leisure	4.73%
Household Durables	0.26%
Household Products	0.84%
Independent Power and Renewable Electricity Producers	0.05%
Industrial REITs	0.05%
Insurance	2.60%
Interactive Media & Services	0.44%
IT Services	1.83%
Leisure Products	0.05%
Life Sciences Tools & Services	5.51%
Machinery	2.16%
Media	1.16%
Metals & Mining	0.08%
Oil, Gas & Consumable Fuels	2.64%
Security Type/Sector	Percentage of Net Assets
Passenger Airlines	0.19%
Personal Care Products	0.17%
Pharmaceuticals	0.05%
Professional Services	5.57%
Real Estate Management & Development	1.10%
Residential REITs	0.14%
Retail REITs	0.20%
Semiconductors & Semiconductor Equipment	5.93%
Software	11.50%
Specialized REITs	1.03%
Specialty Retail	5.63%
Technology Hardware, Storage & Peripherals	0.24%
Textiles, Apparel & Luxury Goods	0.92%
Trading Companies & Distributors	1.33%
Convertible Preferred Stocks	0.36%
Money Market Fund	5.56%
Total Investments	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Cadence Design Systems, Inc.	2.10%
Arthur J Gallagher & Co.	1.99%
Monolithic Power Systems, Inc.	1.91%
Verisk Analytics, Inc.	1.61%
MSCI, Inc.	1.55%
AMETEK, Inc.	1.52%
Copart, Inc.	1.45%
Vulcan Materials Co.	1.43%
Synopsys, Inc.	1.27%
STERIS PLC	1.24%
Total	16.07%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.45%
Aerospace & Defense–1.99%
†Axon Enterprise, Inc.	9,600	$ 1,873,152
BWX Technologies, Inc.	6,716	480,664
HEICO Corp.	8,600	1,521,684
Hexcel Corp.	6,975	530,240
Howmet Aerospace, Inc.	171,737	8,511,286
Huntington Ingalls Industries, Inc.	2,100	477,960
TransDigm Group, Inc.	3,244	2,900,687
		16,295,673
Air Freight & Logistics–0.07%
Expeditors International of Washington, Inc.	4,400	532,972
		532,972
Automobile Components–0.09%
†Aptiv PLC	5,408	552,103
†Mobileye Global, Inc. Class A	4,818	185,107
		737,210
Banks–0.12%
†NU Holdings Ltd. Class A	119,100	939,699
		939,699
Beverages–0.37%
Brown-Forman Corp. Class B	17,900	1,195,362
†Celsius Holdings, Inc.	8,600	1,283,034
Constellation Brands, Inc. Class A	2,300	566,099
		3,044,495
Biotechnology–2.48%
†Alnylam Pharmaceuticals, Inc.	25,898	4,919,066
†Apellis Pharmaceuticals, Inc.	13,300	1,211,630
†Argenx SE ADR	5,496	2,141,956
†Ascendis Pharma AS ADR	28,482	2,542,019
†BioMarin Pharmaceutical, Inc.	5,300	459,404
†BioNTech SE ADR	3,500	377,755
†Blueprint Medicines Corp.	7,700	486,640
†Exact Sciences Corp.	10,100	948,390
†Genmab AS ADR	16,996	646,018
†Incyte Corp.	6,800	423,300
†Karuna Therapeutics, Inc.	3,837	832,053
†Legend Biotech Corp.ADR	42,852	2,958,074
†Neurocrine Biosciences, Inc.	12,727	1,200,156
†Sarepta Therapeutics, Inc.	9,800	1,122,296
		20,268,757
Broadline Retail–0.29%
†Coupang, Inc.	82,900	1,442,460
†Etsy, Inc.	5,700	482,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
†Ollie's Bargain Outlet Holdings, Inc.	8,000	$ 463,440
		2,388,177
Building Products–1.13%
A O Smith Corp.	7,300	531,294
Advanced Drainage Systems, Inc.	3,200	364,096
Allegion PLC	6,500	780,130
†AZEK Co., Inc.	95,391	2,889,393
Carrier Global Corp.	8,100	402,651
Fortune Brands Innovations, Inc.	8,678	624,382
Trane Technologies PLC	14,000	2,677,640
†Trex Co., Inc.	15,200	996,512
		9,266,098
Capital Markets–3.88%
Ares Management Corp. Class A	7,500	722,625
Blue Owl Capital, Inc.	53,800	626,770
Cboe Global Markets, Inc.	4,000	552,040
FactSet Research Systems, Inc.	12,250	4,907,963
LPL Financial Holdings, Inc.	10,200	2,217,786
MarketAxess Holdings, Inc.	4,350	1,137,177
Morningstar, Inc.	15,116	2,963,794
MSCI, Inc.	27,012	12,676,461
Nasdaq, Inc.	81,081	4,041,888
S&P Global, Inc.	1,910	765,700
Tradeweb Markets, Inc. Class A	15,935	1,091,229
		31,703,433
Chemicals–0.55%
Albemarle Corp.	3,900	870,051
CF Industries Holdings, Inc.	5,100	354,042
Corteva, Inc.	14,591	836,064
Nutrien Ltd.	6,500	383,825
PPG Industries, Inc.	10,730	1,591,259
RPM International, Inc.	5,500	493,515
		4,528,756
Commercial Services & Supplies–3.32%
Cintas Corp.	8,550	4,250,034
†Clean Harbors, Inc.	9,300	1,529,199
†Copart, Inc.	130,221	11,877,457
RB Global, Inc.	7,300	438,000
Republic Services, Inc.	12,600	1,929,942
Rollins, Inc.	11,848	507,450
Waste Connections, Inc.	46,391	6,630,666
		27,162,748
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.70%
†Arista Networks, Inc.	25,789	$ 4,179,365
Motorola Solutions, Inc.	5,200	1,525,056
		5,704,421
Construction & Engineering–0.86%
Quanta Services, Inc.	24,272	4,768,234
Valmont Industries, Inc.	5,000	1,455,250
†WillScot Mobile Mini Holdings Corp.	16,900	807,651
		7,031,135
Construction Materials–1.64%
Martin Marietta Materials, Inc.	3,608	1,665,778
Vulcan Materials Co.	51,987	11,719,949
		13,385,727
Consumer Finance–0.05%
Discover Financial Services	3,608	421,595
		421,595
Consumer Staples Distribution & Retail–0.72%
†BJ's Wholesale Club Holdings, Inc.	35,100	2,211,651
Casey's General Stores, Inc.	2,020	492,638
Dollar General Corp.	3,300	560,274
†Dollar Tree, Inc.	6,400	918,400
†Performance Food Group Co.	28,300	1,704,792
		5,887,755
Containers & Packaging–0.24%
Avery Dennison Corp.	6,600	1,133,880
Ball Corp.	5,300	308,513
Sealed Air Corp.	12,000	480,000
		1,922,393
Distributors–1.00%
Genuine Parts Co.	4,900	829,227
LKQ Corp.	69,168	4,030,419
Pool Corp.	8,845	3,313,691
		8,173,337
Diversified Consumer Services–0.97%
†Bright Horizons Family Solutions, Inc.	76,724	7,093,134
†Duolingo, Inc.	2,500	357,350
Service Corp. International	7,400	477,966
		7,928,450
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	38,111
		38,111
Electrical Equipment–2.90%
AMETEK, Inc.	76,800	12,432,384
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell, Inc.	12,837	$ 4,256,236
Rockwell Automation, Inc.	21,244	6,998,836
		23,687,456
Electronic Equipment, Instruments & Components–2.05%
Amphenol Corp. Class A	54,600	4,638,270
CDW Corp.	15,000	2,752,500
Cognex Corp.	9,500	532,190
†Keysight Technologies, Inc.	8,819	1,476,741
Littelfuse, Inc.	14,518	4,229,239
TE Connectivity Ltd.	2,900	406,464
†Teledyne Technologies, Inc.	4,474	1,839,306
†Zebra Technologies Corp. Class A	3,000	887,490
		16,762,200
Energy Equipment & Services–0.28%
Halliburton Co.	68,500	2,259,815
		2,259,815
Entertainment–2.16%
Electronic Arts, Inc.	17,941	2,326,947
†Endeavor Group Holdings, Inc. Class A	24,600	588,432
†ROBLOX Corp. Class A	22,300	898,690
†Spotify Technology SA	32,989	5,296,384
†Take-Two Interactive Software, Inc.	52,409	7,712,508
Warner Music Group Corp. Class A	30,886	805,816
		17,628,777
Financial Services–1.10%
Apollo Global Management, Inc.	52,200	4,009,482
†Block, Inc.	12,300	818,811
†Euronet Worldwide, Inc.	6,900	809,853
†FleetCor Technologies, Inc.	9,680	2,430,454
†WEX, Inc.	5,100	928,557
		8,997,157
Food Products–0.19%
†Darling Ingredients, Inc.	8,150	519,888
Hershey Co.	2,900	724,130
Tyson Foods, Inc. Class A	5,522	281,843
		1,525,861
Ground Transportation–0.66%
Canadian Pacific Kansas City Ltd.	8,890	718,045
JB Hunt Transport Services, Inc.	3,977	719,957
Landstar System, Inc.	2,600	500,604

LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	9,300	$ 3,438,675
		5,377,281
Health Care Equipment & Supplies–4.76%
†Align Technology, Inc.	4,600	1,626,744
†Dexcom, Inc.	43,000	5,525,930
†Envista Holdings Corp.	81,030	2,742,055
†Globus Medical, Inc. Class A	8,200	488,228
†IDEXX Laboratories, Inc.	12,285	6,169,896
†Inspire Medical Systems, Inc.	5,100	1,655,664
†Insulet Corp.	8,800	2,537,392
†Lantheus Holdings, Inc.	6,900	579,048
†Novocure Ltd.	15,100	626,650
†Penumbra, Inc.	4,800	1,651,488
†QuidelOrtho Corp.	4,000	331,440
ResMed, Inc.	13,200	2,884,200
†Shockwave Medical, Inc.	5,700	1,626,837
STERIS PLC	45,034	10,131,749
Teleflex, Inc.	1,196	289,468
		38,866,789
Health Care Providers & Services–1.68%
†Acadia Healthcare Co., Inc.	5,583	444,630
AmerisourceBergen Corp.	20,900	4,021,787
†Centene Corp.	7,132	481,053
†Henry Schein, Inc.	39,452	3,199,557
McKesson Corp.	7,895	3,373,613
†Molina Healthcare, Inc.	7,350	2,214,114
		13,734,754
Health Care Technology–0.80%
†Veeva Systems, Inc. Class A	32,937	6,512,633
		6,512,633
Hotels, Restaurants & Leisure–4.73%
†Caesars Entertainment, Inc.	16,900	861,393
†Chipotle Mexican Grill, Inc.	3,470	7,422,330
Churchill Downs, Inc.	9,500	1,322,115
Darden Restaurants, Inc.	12,500	2,088,500
Domino's Pizza, Inc.	3,600	1,213,164
†DraftKings, Inc. Class A	31,300	831,641
Hilton Worldwide Holdings, Inc.	38,000	5,530,900
Hyatt Hotels Corp. Class A	49,478	5,669,189
†Las Vegas Sands Corp.	50,838	2,948,604
MGM Resorts International	34,944	1,534,741
Red Rock Resorts, Inc. Class A	75,194	3,517,575
Restaurant Brands International, Inc.	13,823	1,071,559
Vail Resorts, Inc.	1,400	352,464
Wingstop, Inc.	4,000	800,640
Wynn Resorts Ltd.	5,300	559,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	21,100	$ 2,923,405
		38,647,953
Household Durables–0.26%
†NVR, Inc.	332	2,108,406
		2,108,406
Household Products–0.84%
Church & Dwight Co., Inc.	68,743	6,890,111
		6,890,111
Independent Power and Renewable Electricity Producers–0.05%
Vistra Corp.	16,800	441,000
		441,000
Industrial REITs–0.05%
Rexford Industrial Realty, Inc.	7,800	407,316
		407,316
Insurance–2.60%
Arthur J Gallagher & Co.	73,964	16,240,275
Assurant, Inc.	2,100	264,012
Globe Life, Inc.	5,000	548,100
Hartford Financial Services Group, Inc.	42,149	3,035,571
†Ryan Specialty Holdings, Inc.	26,100	1,171,629
		21,259,587
Interactive Media & Services–0.44%
†Bumble, Inc. Class A	26,970	452,557
†Match Group, Inc.	66,318	2,775,408
†Pinterest, Inc. Class A	13,700	374,558
		3,602,523
IT Services–1.83%
†EPAM Systems, Inc.	1,800	404,550
†Gartner, Inc.	28,172	9,868,933
†Globant SA	2,200	395,384
†MongoDB, Inc.	9,300	3,822,207
†VeriSign, Inc.	2,100	474,537
		14,965,611
Leisure Products–0.05%
†Mattel, Inc.	20,400	398,616
		398,616
Life Sciences Tools & Services–5.51%
Agilent Technologies, Inc.	75,158	9,037,749
†Bio-Rad Laboratories, Inc. Class A	2,000	758,240
Bio-Techne Corp.	29,900	2,440,737
Bruker Corp.	83,446	6,168,328
†Charles River Laboratories International, Inc.	6,500	1,366,625

LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†ICON PLC	25,185	$ 6,301,287
†Illumina, Inc.	4,200	787,458
†IQVIA Holdings, Inc.	19,500	4,383,015
†Maravai LifeSciences Holdings, Inc. Class A	23,525	292,416
†Mettler-Toledo International, Inc.	4,654	6,104,373
†Repligen Corp.	6,369	900,959
†Waters Corp.	10,067	2,683,258
West Pharmaceutical Services, Inc.	9,900	3,786,453
		45,010,898
Machinery–2.16%
Graco, Inc.	5,600	483,560
IDEX Corp.	26,607	5,727,423
Ingersoll Rand, Inc.	39,617	2,589,367
†Middleby Corp.	6,179	913,442
Otis Worldwide Corp.	6,000	534,060
PACCAR, Inc.	7,000	585,550
Toro Co.	12,700	1,290,955
Westinghouse Air Brake Technologies Corp.	50,639	5,553,579
		17,677,936
Media–1.16%
Fox Corp. Class B	45,500	1,450,995
Omnicom Group, Inc.	38,000	3,615,700
†Trade Desk, Inc. Class A	57,580	4,446,328
		9,513,023
Metals & Mining–0.08%
Steel Dynamics, Inc.	6,200	675,366
		675,366
Oil, Gas & Consumable Fuels–2.64%
APA Corp.	9,000	307,530
Cheniere Energy, Inc.	25,900	3,946,124
Chesapeake Energy Corp.	35,966	3,009,635
Coterra Energy, Inc.	46,200	1,168,860
Devon Energy Corp.	22,800	1,102,152
Diamondback Energy, Inc.	14,167	1,860,977
Hess Corp.	38,318	5,209,332
Magnolia Oil & Gas Corp. Class A	25,400	530,860
Matador Resources Co.	5,600	292,992
Pioneer Natural Resources Co.	5,800	1,201,644
=†πVenture Global LNG, Inc. Series B	12	216,000
=†πVenture Global LNG, Inc. Series C	149	2,682,000
		21,528,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.19%
†Alaska Air Group, Inc.	6,957	$ 369,973
Southwest Airlines Co.	21,900	792,999
†United Airlines Holdings, Inc.	7,400	406,038
		1,569,010
Personal Care Products–0.17%
†elf Beauty, Inc.	7,300	833,879
†Kenvue, Inc.	21,600	570,672
		1,404,551
Pharmaceuticals–0.05%
Royalty Pharma PLC Class A	12,755	392,089
		392,089
Professional Services–5.57%
Booz Allen Hamilton Holding Corp.	7,081	790,240
Broadridge Financial Solutions, Inc.	12,800	2,120,064
†Ceridian HCM Holding, Inc.	10,841	726,022
Dun & Bradstreet Holdings, Inc.	95,976	1,110,442
Equifax, Inc.	21,939	5,162,247
†FTI Consulting, Inc.	2,700	513,540
KBR, Inc.	13,400	871,804
Paychex, Inc.	36,100	4,038,507
Paycom Software, Inc.	7,400	2,377,176
†Paycor HCM, Inc.	15,900	376,353
†Paylocity Holding Corp.	22,648	4,179,235
SS&C Technologies Holdings, Inc.	7,105	430,563
TransUnion	35,987	2,818,862
Verisk Analytics, Inc.	58,057	13,122,624
Wolters Kluwer NV	53,788	6,829,649
		45,467,328
Real Estate Management & Development–1.10%
†CoStar Group, Inc.	101,054	8,993,806
		8,993,806
Residential REITs–0.14%
Equity LifeStyle Properties, Inc.	17,000	1,137,130
		1,137,130
Retail REITs–0.20%
Simon Property Group, Inc.	13,900	1,605,172
		1,605,172
Semiconductors & Semiconductor Equipment–5.93%
ASM International NV	16,460	6,988,985
†Enphase Energy, Inc.	24,814	4,155,849
Entegris, Inc.	57,279	6,347,659
†First Solar, Inc.	2,740	520,846

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor Corp.	29,600	$ 2,843,672
Marvell Technology, Inc.	11,695	699,127
Microchip Technology, Inc.	56,288	5,042,842
MKS Instruments, Inc.	4,000	432,400
Monolithic Power Systems, Inc.	28,850	15,585,635
†ON Semiconductor Corp.	31,400	2,969,812
†Onto Innovation, Inc.	5,100	593,997
†Silicon Laboratories, Inc.	2,900	457,446
Skyworks Solutions, Inc.	4,300	475,967
Teradyne, Inc.	11,600	1,291,428
		48,405,665
Software–11.50%
†ANSYS, Inc.	13,696	4,523,378
†AppLovin Corp. Class A	14,100	362,793
†Atlassian Corp. Class A	1,900	318,839
†Autodesk, Inc.	12,821	2,623,305
Bentley Systems, Inc. Class B	21,944	1,190,023
†Bills Holdings, Inc.	5,920	691,752
†Black Knight, Inc.	45,410	2,712,339
†Cadence Design Systems, Inc.	73,304	17,191,254
=†πCanva, Inc.	218	154,686
†Confluent, Inc. Class A	15,012	530,074
Constellation Software, Inc.	3,566	7,388,424
†Crowdstrike Holdings, Inc. Class A	26,171	3,843,735
=†πDatabricks, Inc.	10,218	567,610
†Datadog, Inc. Class A	30,844	3,034,433
†Descartes Systems Group, Inc.	12,000	961,320
†DoubleVerify Holdings, Inc.	16,448	640,156
†Dynatrace, Inc.	30,112	1,549,865
†Fair Isaac Corp.	2,950	2,387,169
†Fortinet, Inc.	19,225	1,453,218
†HubSpot, Inc.	6,960	3,703,346
†Informatica, Inc. Class A	24,500	453,250
†Manhattan Associates, Inc.	8,600	1,718,968
†Monday.com Ltd.	5,500	941,710
†nCino, Inc.	15,161	456,649
†Nice Ltd. Sponsored ADR	17,000	3,510,500
†Procore Technologies, Inc.	6,859	446,315
†PTC, Inc.	11,497	1,636,023
†Samsara, Inc. Class A	40,900	1,133,339
†ServiceNow, Inc.	9,706	5,454,481
=†πSNYK Ltd.	23,071	234,401
†Synopsys, Inc.	23,771	10,350,131
=†πTanium, Inc. Class B	9,649	42,552
†Tyler Technologies, Inc.	19,395	8,077,436
†Workiva, Inc.	5,200	528,632
†Zscaler, Inc.	21,500	3,145,450
		93,957,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.03%
CubeSmart	26,200	$ 1,170,092
Extra Space Storage, Inc.	13,872	2,064,847
Lamar Advertising Co. Class A	13,844	1,374,017
SBA Communications Corp.	16,482	3,819,869
		8,428,825
Specialty Retail–5.63%
†AutoZone, Inc.	1,470	3,665,239
†Burlington Stores, Inc.	17,744	2,792,728
†Chewy, Inc. Class A	9,896	390,595
†Five Below, Inc.	25,355	4,983,272
†Floor & Decor Holdings, Inc. Class A	10,734	1,115,907
†O'Reilly Automotive, Inc.	10,358	9,894,997
†RH	1,300	428,467
Ross Stores, Inc.	34,200	3,834,846
Tractor Supply Co.	38,022	8,406,664
†Ulta Beauty, Inc.	20,435	9,616,609
Williams-Sonoma, Inc.	7,012	877,482
		46,006,806
Technology Hardware, Storage & Peripherals–0.24%
†Pure Storage, Inc. Class A	24,800	913,136
†Super Micro Computer, Inc.	4,100	1,021,925
		1,935,061
Textiles, Apparel & Luxury Goods–0.92%
†Lululemon Athletica, Inc.	18,256	6,909,896
†Skechers USA, Inc. Class A	11,300	595,058
		7,504,954
Trading Companies & Distributors–1.33%
Fastenal Co.	67,200	3,964,128
Ferguson PLC	7,100	1,116,901
†SiteOne Landscape Supply, Inc.	10,600	1,774,016
United Rentals, Inc.	4,200	1,870,554
Watsco, Inc.	5,500	2,098,085
		10,823,684
Total Common Stock (Cost $514,695,515)		763,471,754
CONVERTIBLE PREFERRED STOCKS–0.36%
=†πCanva, Inc. Series A	13	9,224
=†πCaris Life Sciences, Inc. Series D	39,051	208,923
=†πDatabricks, Inc. Series F	23,328	1,295,870
=†πDatabricks, Inc. Series G	2,475	137,486
=†πDatabricks, Inc. Series H	5,901	327,801
=†πDatarobot, Inc. Series G	15,766	60,068
=†πRappi, Inc. Series E	9,859	355,023
=†πSNYK Ltd. Series F	38,665	392,836

LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πSocure, Inc. Series A	6,193	$ 46,324
=†πSocure, Inc. Series A-1	5,083	38,021
=†πSocure, Inc. Series B	92	688
=†πSocure, Inc. Series E	11,781	88,122
Total Convertible Preferred Stocks (Cost $3,196,347)		2,960,386

MONEY MARKET FUND–5.56%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	45,416,537	45,416,537
Total Money Market Fund (Cost $45,416,537)		45,416,537

TOTAL INVESTMENTS–99.37% (Cost $563,308,399)	811,848,677
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	5,107,579
NET ASSETS APPLICABLE TO 45,854,467 SHARES OUTSTANDING–100.00%	$816,956,256
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($31,846,525 / 1,701,459 Shares)	$18.717
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($785,109,731 / 44,153,008 Shares)	$17.782
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$547,831,933
Distributable earnings/(accumulated loss)	269,124,323
TOTAL NET ASSETS	$816,956,256

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $6,895,746, which represented 0.84% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$ 371,590	$ 154,686
Canva, Inc. Series A	11/4/2021	22,162	9,224
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	208,923
Databricks, Inc.	7/24/2020	163,573	567,610
Databricks, Inc. Series F	10/22/2019	333,967	1,295,870
Databricks, Inc. Series G	2/1/2021	146,328	137,486
Databricks, Inc. Series H	8/31/2021	433,630	327,801
Datarobot, Inc. Series G	6/11/2021	431,364	60,068
Rappi, Inc. Series E	9/8/2020	589,036	355,023
SNYK Ltd.	9/3/2021	330,942	234,401
SNYK Ltd. Series F	9/3/2021	551,575	392,836
Socure, Inc.	12/22/2021	81,870	38,111
Socure, Inc. Series A	12/22/2021	99,513	46,324
Socure, Inc. Series A-1	12/22/2021	81,677	38,021
Socure, Inc. Series B	12/22/2021	1,478	688
Socure, Inc. Series E	10/27/2021	189,304	88,122
Tanium, Inc. Class B	9/24/2020	109,952	42,552
Venture Global LNG, Inc. Series B	3/8/2018	36,240	216,000
Venture Global LNG, Inc. Series C	10/16/2017	554,369	2,682,000
Total		$4,844,883	$6,895,746

★ Includes $1,109,380 cash collateral held at broker for futures contracts, $4,346,080 variation margin due from broker on futures contracts, $6,236,205 payable for securities purchased, $449,563 payable for fund shares redeemed, $109,700 other accrued expenses payable and $599,700 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(1)	British Pound	$ (79,369)	$ (78,672)	9/18/23	$ —	$ (697)
(1)	Euro	(136,912)	(135,335)	9/18/23	—	(1,577)
(2)	Japanese Yen	(175,312)	(179,035)	9/18/23	3,723	—
					3,723	(2,274)
Equity Contracts:
(20)	E-mini Russell 2000 Index	(1,903,700)	(1,897,995)	9/15/23	—	(5,705)
(30)	E-mini S&P 500 Index	(6,732,375)	(6,542,755)	9/15/23	—	(189,620)
(34)	E-mini S&P MidCap 400 Index	(8,989,940)	(8,785,935)	9/15/23	—	(204,005)
(5)	Euro STOXX 50 Index	(241,537)	(236,852)	9/15/23	—	(4,685)
(1)	FTSE 100 Index	(95,777)	(96,710)	9/15/23	933	—
					933	(404,015)
Total Futures Contracts					$4,656	$(406,289)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,334,971
Foreign taxes withheld	(42,388)
4,292,583
EXPENSES:
Management fees	2,545,254
Distribution fees-Service Class	941,251
Shareholder servicing fees	113,557
Accounting and administration expenses	106,095
Professional fees	30,549
Trustees’ fees and expenses	13,625
Custodian fees	13,577
Reports and statements to shareholders	11,644
Pricing fees	6,672
Consulting fees	1,900
Other	11,841
3,795,965
Less:
Management fees waived	(19,579)
Total operating expenses	3,776,386
NET INVESTMENT INCOME	516,197
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	21,893,285
Foreign currencies	1,900
Futures contracts	(3,495,521)
Net realized gain	18,399,664
Net change in unrealized appreciation (depreciation) of:
Investments	72,302,936
Foreign currencies	(530)
Futures contracts	(472,791)
Net change in unrealized appreciation (depreciation)	71,829,615
NET REALIZED AND UNREALIZED GAIN	90,229,279
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,745,476
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 516,197	$ (1,260,514)
Net realized gain	18,399,664	5,100,613
Net change in unrealized appreciation (depreciation)	71,829,615	(243,719,373)
Net increase (decrease) in net assets resulting from operations	90,745,476	(239,879,274)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,723,129)
Service Class	—	(72,474,895)
	—	(75,198,024)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,985,287	4,820,103
Service Class	10,917,995	86,421,634
Reinvestment of dividends and distributions:
Standard Class	—	2,723,129
Service Class	—	72,474,895
	14,903,282	166,439,761
Cost of shares redeemed:
Standard Class	(4,569,195)	(4,446,850)
Service Class	(44,567,146)	(77,780,163)
	(49,136,341)	(82,227,013)
Increase (decrease) in net assets derived from capital share transactions	(34,233,059)	84,212,748
NET INCREASE (DECREASE) IN NET ASSETS	56,512,417	(230,864,550)
NET ASSETS:
Beginning of period	760,443,839	991,308,389
End of period	$816,956,256	$ 760,443,839
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-11

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18 [3]
Net asset value, beginning of period	$ 16.667	$ 24.072	$ 21.901	$ 17.149	$ 15.017	$ 14.963
Income (loss) from investment operations:
Net investment income (loss)[4]	0.033	0.016	(0.075)	(0.035)	0.022	0.023
Net realized and unrealized gain (loss)	2.017	(5.710)	2.984	4.787	3.628	0.031
Total from investment operations	2.050	(5.694)	2.909	4.752	3.650	0.054
Less dividends and distributions from:
Net realized gain	—	(1.711)	(0.738)	—	(1.518)	—
Total dividends and distributions	—	(1.711)	(0.738)	—	(1.518)	—
Net asset value, end of period	$ 18.717	$ 16.667	$ 24.072	$ 21.901	$ 17.149	$ 15.017
Total return[5]	12.30%	(23.57%)	13.29%	27.71%	24.92%	0.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 31,847	$ 28,910	$ 37,540	$ 34,238	$ 29,070	$25,199
Ratio of expenses to average net assets	0.72%	0.72%	0.71%	0.73%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.72%	0.74%	0.75%	0.78%
Ratio of net investment income (loss) to average net assets	0.38%	0.09%	(0.32%)	(0.19%)	0.13%	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.37%	0.08%	(0.33%)	(0.20%)	0.12%	0.11%
Portfolio turnover	20%	31%	27%	46%	19%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-12

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18 [3]
Net asset value, beginning of period	$ 15.853	$ 23.064	$ 21.064	$ 16.534	$ 14.561	$ 14.542
Income (loss) from investment operations:
Net investment income (loss)[4]	0.010	(0.029)	(0.128)	(0.077)	(0.019)	(0.016)
Net realized and unrealized gain (loss)	1.919	(5.471)	2.866	4.607	3.510	0.035
Total from investment operations	1.929	(5.500)	2.738	4.530	3.491	0.019
Less dividends and distributions from:
Net realized gain	—	(1.711)	(0.738)	—	(1.518)	—
Total dividends and distributions	—	(1.711)	(0.738)	—	(1.518)	—
Net asset value, end of period	$ 17.782	$ 15.853	$ 23.064	$ 21.064	$ 16.534	$ 14.561
Total return[5]	12.16%	(23.76%)	13.00%	27.40%	24.60%	0.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$785,110	$ 731,534	$953,768	$897,409	$749,146	$600,976
Ratio of expenses to average net assets	0.97%	0.97%	0.96%	0.98%	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.97%	0.99%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets	0.13%	(0.16%)	(0.57%)	(0.44%)	(0.12%)	(0.10%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.12%	(0.17%)	(0.58%)	(0.45%)	(0.13%)	(0.14%)
Portfolio turnover	20%	31%	27%	46%	19%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Blended Mid Cap Managed Volatility Fund-14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$32,165
Legal	5,161
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Mid Cap Managed Volatility Fund-15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,782 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$423,074
Distribution fees payable to LFD	157,604
Shareholder servicing fees payable to Lincoln Life	19,022
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities purchases of $472,805 and securities sales of $269,319, which resulted in net realized losses of $112,098.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$144,841,085
Sales	147,002,707
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$563,308,399
Aggregate unrealized appreciation of investments and derivatives	$266,603,316
Aggregate unrealized depreciation of investments and derivatives	(18,464,671)
Net unrealized appreciation of investments and derivatives	$248,138,645
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Blended Mid Cap Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 16,295,673	$ —	$ —	$ 16,295,673
Air Freight & Logistics	532,972	—	—	532,972
Automobile Components	737,210	—	—	737,210
Banks	939,699	—	—	939,699
Beverages	3,044,495	—	—	3,044,495
Biotechnology	20,268,757	—	—	20,268,757
Broadline Retail	2,388,177	—	—	2,388,177
Building Products	9,266,098	—	—	9,266,098
Capital Markets	31,703,433	—	—	31,703,433
Chemicals	4,528,756	—	—	4,528,756
Commercial Services & Supplies	27,162,748	—	—	27,162,748
Communications Equipment	5,704,421	—	—	5,704,421
Construction & Engineering	7,031,135	—	—	7,031,135
Construction Materials	13,385,727	—	—	13,385,727
Consumer Finance	421,595	—	—	421,595
Consumer Staples Distribution & Retail	5,887,755	—	—	5,887,755
Containers & Packaging	1,922,393	—	—	1,922,393
Distributors	8,173,337	—	—	8,173,337
Diversified Consumer Services	7,928,450	—	—	7,928,450
Diversified Telecommunication Services	—	—	38,111	38,111
Electrical Equipment	23,687,456	—	—	23,687,456
Electronic Equipment, Instruments & Components	16,762,200	—	—	16,762,200
Energy Equipment & Services	2,259,815	—	—	2,259,815
Entertainment	17,628,777	—	—	17,628,777
Financial Services	8,997,157	—	—	8,997,157
Food Products	1,525,861	—	—	1,525,861
Ground Transportation	5,377,281	—	—	5,377,281
Health Care Equipment & Supplies	38,866,789	—	—	38,866,789
Health Care Providers & Services	13,734,754	—	—	13,734,754
Health Care Technology	6,512,633	—	—	6,512,633
Hotels, Restaurants & Leisure	38,647,953	—	—	38,647,953
Household Durables	2,108,406	—	—	2,108,406
Household Products	6,890,111	—	—	6,890,111
Independent Power and Renewable Electricity Producers	441,000	—	—	441,000
Industrial REITs	407,316	—	—	407,316
LVIP Blended Mid Cap Managed Volatility Fund-17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Insurance	$ 21,259,587	$ —	$ —	$ 21,259,587
Interactive Media & Services	3,602,523	—	—	3,602,523
IT Services	14,965,611	—	—	14,965,611
Leisure Products	398,616	—	—	398,616
Life Sciences Tools & Services	45,010,898	—	—	45,010,898
Machinery	17,677,936	—	—	17,677,936
Media	9,513,023	—	—	9,513,023
Metals & Mining	675,366	—	—	675,366
Oil, Gas & Consumable Fuels	18,630,106	—	2,898,000	21,528,106
Passenger Airlines	1,569,010	—	—	1,569,010
Personal Care Products	1,404,551	—	—	1,404,551
Pharmaceuticals	392,089	—	—	392,089
Professional Services	38,637,679	6,829,649	—	45,467,328
Real Estate Management & Development	8,993,806	—	—	8,993,806
Residential REITs	1,137,130	—	—	1,137,130
Retail REITs	1,605,172	—	—	1,605,172
Semiconductors & Semiconductor Equipment	41,416,680	6,988,985	—	48,405,665
Software	92,958,307	—	999,249	93,957,556
Specialized REITs	8,428,825	—	—	8,428,825
Specialty Retail	46,006,806	—	—	46,006,806
Technology Hardware, Storage & Peripherals	1,935,061	—	—	1,935,061
Textiles, Apparel & Luxury Goods	7,504,954	—	—	7,504,954
Trading Companies & Distributors	10,823,684	—	—	10,823,684
Convertible Preferred Stocks	—	—	2,960,386	2,960,386
Money Market Fund	45,416,537	—	—	45,416,537
Total Investments	$791,134,297	$13,818,634	$6,895,746	$811,848,677
Derivatives:

Assets:
Futures Contracts	$ 4,656	$—	$—	$ 4,656
Liabilities:
Futures Contracts	$(406,289)	$—	$—	$(406,289)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	227,499	250,342
Service Class	651,112	4,553,327
Shares reinvested:
Standard Class	—	165,379
Service Class	—	4,624,188
	878,611	9,593,236
Shares redeemed:
Standard Class	(260,630)	(240,647)
Service Class	(2,642,605)	(4,386,858)
	(2,903,235)	(4,627,505)
Net increase (decrease)	(2,024,624)	4,965,731
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$ 933	Receivables and other assets net of liabilities	$(404,015)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	3,723	Receivables and other assets net of liabilities	(2,274)
Total		$4,656		$(406,289)
LVIP Blended Mid Cap Managed Volatility Fund-19

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,565,487)	$(466,616)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	69,966	(6,175)
Total		$(3,495,521)	$(472,791)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,780,132	$26,206,754
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Blended Mid Cap Managed Volatility Fund-20

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-21

LVIP Blended Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Mid Cap Managed Volatility Fund-22

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Channing Small Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Channing Small Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,127.10	0.88%	$4.64
Service Class Shares	1,000.00	1,125.70	1.13%	5.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.40	0.88%	$4.41
Service Class Shares	1,000.00	1,019.20	1.13%	5.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.97%
Aerospace & Defense	5.60%
Banks	7.63%
Capital Markets	5.58%
Chemicals	2.62%
Commercial Services & Supplies	6.05%
Diversified Consumer Services	1.64%
Electronic Equipment, Instruments & Components	3.97%
Energy Equipment & Services	2.04%
Entertainment	2.66%
Food Products	2.31%
Gas Utilities	2.80%
Ground Transportation	2.80%
Health Care Equipment & Supplies	7.33%
Health Care REITs	2.32%
Hotels, Restaurants & Leisure	3.41%
Household Durables	1.62%
Household Products	2.64%
Industrial REITs	2.64%
Insurance	5.28%
Life Sciences Tools & Services	2.51%
Machinery	5.89%
Media	0.66%
Metals & Mining	2.59%
Office REITs	2.41%
Oil, Gas & Consumable Fuels	4.25%
Semiconductors & Semiconductor Equipment	5.73%
Specialty Retail	2.16%
Trading Companies & Distributors	1.83%
Money Market Fund	1.14%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
MSA Safety, Inc.	3.28%
Hexcel Corp.	3.08%
SPX Technologies, Inc.	3.01%
Hillenbrand, Inc.	2.87%
XPO Logistics, Inc.	2.80%
Southwest Gas Holdings, Inc.	2.80%
Enovis Corp.	2.79%
Brink's Co.	2.78%
Spectrum Brands Holdings, Inc.	2.64%
STAG Industrial, Inc.	2.64%
Total	28.69%

REIT–Real Estate Investment Trust

LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–5.60%
Hexcel Corp.	41,263	$ 3,136,813
†Parsons Corp.	53,413	2,571,302
		5,708,115
Banks–7.63%
Hancock Whitney Corp.	46,436	1,782,214
Pinnacle Financial Partners, Inc.	34,986	1,981,957
SouthState Corp.	29,279	1,926,558
Wintrust Financial Corp.	28,644	2,080,127
		7,770,856
Capital Markets–5.58%
Artisan Partners Asset Management, Inc. Class A	51,591	2,028,042
Evercore, Inc. Class A	14,171	1,751,394
Stifel Financial Corp.	31,973	1,907,829
		5,687,265
Chemicals–2.62%
Avient Corp.	65,212	2,667,171
		2,667,171
Commercial Services & Supplies–6.05%
Brink's Co.	41,689	2,827,765
MSA Safety, Inc.	19,182	3,336,901
		6,164,666
Diversified Consumer Services–1.64%
†OneSpaWorld Holdings Ltd.	137,951	1,669,207
		1,669,207
Electronic Equipment, Instruments & Components–3.97%
Belden, Inc.	25,437	2,433,049
†Coherent Corp.	31,626	1,612,293
		4,045,342
Energy Equipment & Services–2.04%
Cactus, Inc. Class A	49,204	2,082,313
		2,082,313
Entertainment–2.66%
†Madison Square Garden Entertainment Corp.	51,137	1,719,226
†Sphere Entertainment Co.	36,135	989,738
		2,708,964
Food Products–2.31%
†Darling Ingredients, Inc.	36,919	2,355,063
		2,355,063
Gas Utilities–2.80%
Southwest Gas Holdings, Inc.	44,775	2,849,929
		2,849,929
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.80%
†XPO Logistics, Inc.	48,422	$ 2,856,898
		2,856,898
Health Care Equipment & Supplies–7.33%
†Enovis Corp.	44,274	2,838,849
†Integer Holdings Corp.	29,904	2,649,793
†Merit Medical Systems, Inc.	23,626	1,976,079
		7,464,721
Health Care REITs–2.32%
Physicians Realty Trust	169,250	2,367,807
		2,367,807
Hotels, Restaurants & Leisure–3.41%
Boyd Gaming Corp.	26,313	1,825,333
Marriott Vacations Worldwide Corp.	13,460	1,651,811
		3,477,144
Household Durables–1.62%
†TopBuild Corp.	6,216	1,653,580
		1,653,580
Household Products–2.64%
Spectrum Brands Holdings, Inc.	34,456	2,689,291
		2,689,291
Industrial REITs–2.64%
STAG Industrial, Inc.	74,902	2,687,484
		2,687,484
Insurance–5.28%
Hanover Insurance Group, Inc.	14,760	1,668,323
Horace Mann Educators Corp.	54,947	1,629,728
Selective Insurance Group, Inc.	21,657	2,077,989
		5,376,040
Life Sciences Tools & Services–2.51%
†CryoPort, Inc.	22,061	380,552
†Medpace Holdings, Inc.	9,074	2,179,303
		2,559,855
Machinery–5.89%
Hillenbrand, Inc.	57,023	2,924,139
†SPX Technologies, Inc.	36,147	3,071,411
		5,995,550
Media–0.66%
Gray Television, Inc.	85,414	673,062
		673,062
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–2.59%
†ATI, Inc.	59,629	$ 2,637,391
		2,637,391
Office REITs–2.41%
Corporate Office Properties Trust	103,331	2,454,111
		2,454,111
Oil, Gas & Consumable Fuels–4.25%
†Callon Petroleum Co.	59,208	2,076,424
PDC Energy, Inc.	31,676	2,253,431
		4,329,855
Semiconductors & Semiconductor Equipment–5.73%
†Diodes, Inc.	23,719	2,193,770
†MaxLinear, Inc.	49,631	1,566,355
MKS Instruments, Inc.	19,249	2,080,817
		5,840,942
Specialty Retail–2.16%
†Asbury Automotive Group, Inc.	9,132	2,195,515
		2,195,515
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.83%
Herc Holdings, Inc.	13,656	$ 1,868,824
		1,868,824
Total Common Stock (Cost $89,082,063)		100,836,961

MONEY MARKET FUND–1.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	1,162,159	1,162,159
Total Money Market Fund (Cost $1,162,159)		1,162,159

TOTAL INVESTMENTS–100.11% (Cost $90,244,222)	101,999,120
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(110,522)
NET ASSETS APPLICABLE TO 9,481,696 SHARES OUTSTANDING–100.00%	$101,888,598
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($100,176,193 / 9,322,083 Shares)	$10.746
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($1,712,405 / 159,613 Shares)	$10.728
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 94,388,673
Distributable earnings/(accumulated loss)	7,499,925
TOTAL NET ASSETS	$101,888,598

† Non-income producing.
★ Includes $68,582 payable for securities purchased, $25,117 payable for fund shares redeemed, $32,121 other accrued expenses payable and $63,510 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Statement of Operations
Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 735,027
EXPENSES:
Management fees	345,154
Professional fees	19,036
Accounting and administration expenses	18,189
Shareholder servicing fees	13,346
Trustees’ fees and expenses	1,569
Consulting fees	1,181
Distribution fees-Service Class	1,138
Custodian fees	1,025
Reports and statements to shareholders	761
Pricing fees	337
Other	2,487
Total operating expenses	404,223
NET INVESTMENT INCOME	330,804
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,383,963)
Net change in unrealized appreciation (depreciation) of investments	13,530,845
NET REALIZED AND UNREALIZED GAIN	11,146,882
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,477,686
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	7/25/22 * to 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 330,804	$ 341,180
Net realized loss	(2,383,963)	(2,201,814)
Net change in unrealized appreciation (depreciation)	13,530,845	(1,775,947)
Net increase (decrease) in net assets resulting from operations	11,477,686	(3,636,581)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(340,295)
Service Class	—	(949)
Return of capital:
Standard Class	—	(11,698)
Service Class	—	(18)
	—	(352,960)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,691,002	98,133,792
Service Class	1,612,101	303,807
Reinvestment of dividends and distributions:
Standard Class	—	351,993
Service Class	—	967
	10,303,103	98,790,559
Cost of shares redeemed:
Standard Class	(5,836,255)	(8,533,473)
Service Class	(320,098)	(3,383)
	(6,156,353)	(8,536,856)
Increase in net assets derived from capital share transactions	4,146,750	90,253,703
NET INCREASE IN NET ASSETS	15,624,436	86,264,162
NET ASSETS:
Beginning of period	86,264,162	—
End of period	$101,888,598	$86,264,162

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	7/25/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.534	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.036	0.038
Net realized and unrealized gain (loss)	1.176	(0.465)
Total from investment operations	1.212	(0.427)
Less dividends and distributions from:
Net investment income	—	(0.038)
Return of capital	—	(0.001)
Total dividends and distributions	—	(0.039)
Net asset value, end of period	$ 10.746	$ 9.534
Total return[4]	12.71%	(4.28%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,176	$ 85,969
Ratio of expenses to average net assets	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.96%
Ratio of net investment income (loss) to average net assets	0.72%	0.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.72%	0.78%
Portfolio turnover	30%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	7/25/22 [1] to 12/31/22

Net asset value, beginning of period	$ 9.530	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.023	0.026
Net realized and unrealized gain (loss)	1.175	(0.462)
Total from investment operations	1.198	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.033)
Return of capital	—	(0.001)
Total dividends and distributions	—	(0.034)
Net asset value, end of period	$ 10.728	$ 9.530
Total return[4]	12.57%	(4.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,712	$ 295
Ratio of expenses to average net assets	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.21%
Ratio of net investment income (loss) to average net assets	0.47%	0.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.47%	0.53%
Portfolio turnover	30%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is amanagement investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return from the period July 25,2022* through the period ended December 31, 2022, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $13,184 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.88% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2025	Total
LFI	$ 31,964	$ 31,964
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$3,730
Legal	599
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$60,828
Distribution fees payable to LFD	330
Shareholder servicing fees payable to Lincoln Life	2,352
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$32,678,885
Sales	27,283,270
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$90,244,222
Aggregate unrealized appreciation of investments	$14,940,925
Aggregate unrealized depreciation of investments	(3,186,027)
Net unrealized appreciation of investments	$11,754,898
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Channing Small Cap Value Fund-10

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$100,836,961	$—	$—	$100,836,961
Money Market Fund	1,162,159	—	—	1,162,159
Total Investments	$101,999,120	$—	$—	$101,999,120
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	7/25/22 * to
	6/30/23	12/31/22
Shares sold:
Standard Class	886,767	9,812,991
Service Class	160,763	31,258
Shares reinvested:
Standard Class	—	35,772
Service Class	—	98
	1,047,530	9,880,119
Shares redeemed:
Standard Class	(581,311)	(832,136)
Service Class	(32,154)	(352)
	(613,465)	(832,488)
Net increase	434,065	9,047,631

*	Date of commencement of operations.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Channing Small Cap Value Fund-11

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-12

LVIP Channing Small Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Channing Small Cap Value Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,130.40	0.68%	$3.59
Service Class Shares	1,000.00	1,128.40	1.03%	5.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	93.66%
Aerospace & Defense	2.04%
Air Freight & Logistics	0.51%
Automobiles	0.79%
Banks	2.41%
Beverages	1.57%
Biotechnology	5.18%
Broadline Retail	2.29%
Building Products	1.74%
Capital Markets	1.49%
Chemicals	2.10%
Commercial Services & Supplies	0.77%
Communications Equipment	0.65%
Construction & Engineering	0.17%
Construction Materials	0.39%
Consumer Finance	0.35%
Consumer Staples Distribution & Retail	1.51%
Containers & Packaging	0.37%
Diversified Telecommunication Services	0.43%
Electric Utilities	0.76%
Electrical Equipment	0.90%
Electronic Equipment, Instruments & Components	1.77%
Entertainment	2.58%
Financial Services	3.69%
Food Products	0.78%
Gas Utilities	0.08%
Ground Transportation	0.63%
Health Care Equipment & Supplies	1.57%
Health Care Providers & Services	4.51%
Health Care Technology	0.48%
Hotel & Resort REITs	0.16%
Hotels, Restaurants & Leisure	1.21%
Household Durables	0.60%
Household Products	0.71%
Industrial Conglomerates	0.87%
Insurance	1.69%
Interactive Media & Services	3.80%
IT Services	1.48%
Life Sciences Tools & Services	1.31%
Machinery	0.57%
Media	2.42%
Metals & Mining	0.96%
Multi-Utilities	0.16%
Oil, Gas & Consumable Fuels	3.47%
Personal Care Products	0.14%
Pharmaceuticals	3.99%
Security Type/Sector	Percentage of Net Assets
Professional Services	0.88%
Real Estate Management & Development	0.22%
Semiconductors & Semiconductor Equipment	5.75%
Software	11.58%
Specialized REITs	0.72%
Specialty Retail	2.33%
Technology Hardware, Storage & Peripherals	5.72%
Textiles, Apparel & Luxury Goods	0.14%
Tobacco	0.06%
Wireless Telecommunication Services	0.21%
Exchange-Traded Fund	0.28%
Money Market Fund	5.77%
Total Investments	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	5.16%
Microsoft Corp.	5.04%
UnitedHealth Group, Inc.	3.47%
Vertex Pharmaceuticals, Inc.	2.48%
Broadcom, Inc.	2.44%
Comcast Corp. Class A	2.13%
Amazon.com, Inc.	1.66%
TE Connectivity Ltd.	1.51%
Merck & Co., Inc.	1.47%
Berkshire Hathaway, Inc. Class A	1.35%
Total	26.71%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.66%
Aerospace & Defense–2.04%
L3Harris Technologies, Inc.	24,322	$ 4,761,518
Lockheed Martin Corp.	2,100	966,798
Northrop Grumman Corp.	999	455,344
Raytheon Technologies Corp.	40,684	3,985,405
		10,169,065
Air Freight & Logistics–0.51%
United Parcel Service, Inc. Class B	14,121	2,531,189
		2,531,189
Automobiles–0.79%
General Motors Co.	18,000	694,080
Harley-Davidson, Inc.	19,000	668,990
†Tesla, Inc.	9,710	2,541,787
		3,904,857
Banks–2.41%
Associated Banc-Corp.	26,000	421,980
Bank of America Corp.	65,079	1,867,116
Citizens Financial Group, Inc.	22,000	573,760
JPMorgan Chase & Co.	41,189	5,990,528
U.S. Bancorp	41,696	1,377,636
Wells Fargo & Co.	30,000	1,280,400
Zions Bancorp NA	18,500	496,910
		12,008,330
Beverages–1.57%
Coca-Cola Co.	32,997	1,987,079
Diageo PLC ADR	13,853	2,403,218
Molson Coors Beverage Co. Class B	14,456	951,783
PepsiCo, Inc.	13,234	2,451,202
		7,793,282
Biotechnology–5.18%
AbbVie, Inc.	27,789	3,744,012
†Alkermes PLC	23,000	719,900
†Biogen, Inc.	15,842	4,512,594
†Exelixis, Inc.	33,000	630,630
†Ionis Pharmaceuticals, Inc.	42,411	1,740,123
†Neurocrine Biosciences, Inc.	5,898	556,181
†Ultragenyx Pharmaceutical, Inc.	33,157	1,529,532
†Vertex Pharmaceuticals, Inc.	35,061	12,338,317
		25,771,289
Broadline Retail–2.29%
†Amazon.com, Inc.	63,296	8,251,267
eBay, Inc.	12,500	558,625
†Etsy, Inc.	25,676	2,172,446
Nordstrom, Inc.	19,000	388,930
		11,371,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.74%
†Builders FirstSource, Inc.	9,300	$ 1,264,800
Carlisle Cos., Inc.	2,900	743,937
Johnson Controls International PLC	75,854	5,168,692
Owens Corning	11,200	1,461,600
		8,639,029
Capital Markets–1.49%
Bank of New York Mellon Corp.	16,500	734,580
BGC Partners, Inc. Class A	170,000	753,100
CME Group, Inc.	8,787	1,628,143
Cohen & Steers, Inc.	30,722	1,781,569
Evercore, Inc. Class A	3,407	421,071
Intercontinental Exchange, Inc.	11,652	1,317,608
State Street Corp.	6,000	439,080
Virtu Financial, Inc. Class A	18,619	318,199
		7,393,350
Chemicals–2.10%
Air Products & Chemicals, Inc.	9,122	2,732,313
CF Industries Holdings, Inc.	9,000	624,780
Ecolab, Inc.	8,062	1,505,095
Huntsman Corp.	43,919	1,186,691
PPG Industries, Inc.	19,039	2,823,484
Sherwin-Williams Co.	5,910	1,569,223
		10,441,586
Commercial Services & Supplies–0.77%
†CoreCivic, Inc.	67,000	630,470
Waste Management, Inc.	18,470	3,203,067
		3,833,537
Communications Equipment–0.65%
†Arista Networks, Inc.	11,828	1,916,846
Cisco Systems, Inc.	25,000	1,293,500
		3,210,346
Construction & Engineering–0.17%
EMCOR Group, Inc.	4,700	868,466
		868,466
Construction Materials–0.39%
Vulcan Materials Co.	8,697	1,960,652
		1,960,652
Consumer Finance–0.35%
Ally Financial, Inc.	14,100	380,841
Bread Financial Holdings, Inc.	8,000	251,120
Discover Financial Services	5,700	666,045
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	13,000	$ 440,960
		1,738,966
Consumer Staples Distribution & Retail–1.51%
Albertsons Cos., Inc. Class A	30,000	654,600
Costco Wholesale Corp.	750	403,785
Kroger Co.	20,000	940,000
Walmart, Inc.	35,084	5,514,503
		7,512,888
Containers & Packaging–0.37%
Ball Corp.	21,649	1,260,188
International Paper Co.	19,000	604,390
		1,864,578
Diversified Telecommunication Services–0.43%
AT&T, Inc.	52,000	829,400
Verizon Communications, Inc.	35,499	1,320,208
		2,149,608
Electric Utilities–0.76%
Entergy Corp.	5,000	486,850
Hawaiian Electric Industries, Inc.	12,800	463,360
NextEra Energy, Inc.	9,591	711,652
NRG Energy, Inc.	16,000	598,240
Pinnacle West Capital Corp.	8,600	700,556
Portland General Electric Co.	18,000	842,940
		3,803,598
Electrical Equipment–0.90%
Acuity Brands, Inc.	3,800	619,704
Eaton Corp. PLC	11,241	2,260,565
Emerson Electric Co.	11,068	1,000,437
nVent Electric PLC	11,300	583,871
		4,464,577
Electronic Equipment, Instruments & Components–1.77%
Avnet, Inc.	10,400	524,680
TE Connectivity Ltd.	53,723	7,529,816
†Teledyne Technologies, Inc.	1,863	765,898
		8,820,394
Entertainment–2.58%
†Activision Blizzard, Inc.	16,928	1,427,031
Electronic Arts, Inc.	5,500	713,350
†Liberty Media Corp.-Liberty Formula One Class C	21,554	1,622,585
†Madison Square Garden Entertainment Corp.	19,739	663,625
Madison Square Garden Sports Corp.	13,945	2,622,357
†Netflix, Inc.	4,080	1,797,199
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Sphere Entertainment Co.	4,465	$ 122,296
†Walt Disney Co.	12,349	1,102,519
†Warner Bros Discovery, Inc.	113,683	1,425,585
World Wrestling Entertainment, Inc. Class A	12,382	1,343,076
		12,839,623
Financial Services–3.69%
†Berkshire Hathaway, Inc. Class A	3,750	8,005,847
Equitable Holdings, Inc.	26,000	706,160
Mastercard, Inc. Class A	4,250	1,671,525
MGIC Investment Corp.	36,000	568,440
†PayPal Holdings, Inc.	11,255	751,046
Visa, Inc. Class A	25,928	6,157,382
Western Union Co.	43,000	504,390
		18,364,790
Food Products–0.78%
Hershey Co.	5,600	1,398,320
Lamb Weston Holdings, Inc.	4,000	459,800
Mondelez International, Inc. Class A	27,885	2,033,932
		3,892,052
Gas Utilities–0.08%
National Fuel Gas Co.	8,000	410,880
		410,880
Ground Transportation–0.63%
Canadian Pacific Kansas City Ltd.	17,442	1,408,790
CSX Corp.	13,000	443,300
Ryder System, Inc.	7,200	610,488
Union Pacific Corp.	3,297	674,632
		3,137,210
Health Care Equipment & Supplies–1.57%
Becton Dickinson & Co.	9,659	2,550,072
†Insulet Corp.	11,400	3,287,076
Stryker Corp.	6,387	1,948,610
		7,785,758
Health Care Providers & Services–4.51%
Elevance Health, Inc.	2,800	1,244,012
†Henry Schein, Inc.	3,000	243,300
McKesson Corp.	2,700	1,153,737
†Molina Healthcare, Inc.	4,100	1,235,084
Premier, Inc. Class A	22,300	616,818
†Tenet Healthcare Corp.	8,600	699,868
UnitedHealth Group, Inc.	35,875	17,242,960
		22,435,779

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.48%
†Doximity, Inc. Class A	49,632	$ 1,688,481
†Veeva Systems, Inc. Class A	3,600	711,828
		2,400,309
Hotel & Resort REITs–0.16%
Host Hotels & Resorts, Inc.	47,731	803,313
		803,313
Hotels, Restaurants & Leisure–1.21%
†Airbnb, Inc. Class A	20,300	2,601,648
†Booking Holdings, Inc.	400	1,080,132
†Expedia Group, Inc.	4,000	437,560
MGM Resorts International	20,000	878,400
†Six Flags Entertainment Corp.	14,000	363,720
Starbucks Corp.	6,800	673,608
		6,035,068
Household Durables–0.60%
PulteGroup, Inc.	21,190	1,646,039
Toll Brothers, Inc.	17,200	1,360,004
		3,006,043
Household Products–0.71%
Procter & Gamble Co.	23,295	3,534,783
		3,534,783
Industrial Conglomerates–0.87%
Honeywell International, Inc.	20,816	4,319,320
		4,319,320
Insurance–1.69%
American International Group, Inc.	18,000	1,035,720
Assured Guaranty Ltd.	6,000	334,800
Hartford Financial Services Group, Inc.	15,542	1,119,335
Progressive Corp.	16,912	2,238,641
Travelers Cos., Inc.	18,982	3,296,414
W R Berkley Corp.	6,500	387,140
		8,412,050
Interactive Media & Services–3.80%
†Alphabet, Inc. Class A	44,261	5,298,042
†Alphabet, Inc. Class C	45,652	5,522,522
†Match Group, Inc.	6,100	255,285
†Meta Platforms, Inc. Class A	22,526	6,464,512
†Pinterest, Inc. Class A	50,227	1,373,206
		18,913,567
IT Services–1.48%
Accenture PLC Class A	11,124	3,432,644
Amdocs Ltd.	5,500	543,675
Cognizant Technology Solutions Corp. Class A	10,000	652,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Snowflake, Inc. Class A	15,492	$ 2,726,282
		7,355,401
Life Sciences Tools & Services–1.31%
†Charles River Laboratories International, Inc.	13,728	2,886,312
Thermo Fisher Scientific, Inc.	6,928	3,614,684
		6,500,996
Machinery–0.57%
Crane NXT Co.	4,800	270,912
Cummins, Inc.	3,250	796,770
PACCAR, Inc.	7,500	627,375
Snap-on, Inc.	4,000	1,152,760
		2,847,817
Media–2.42%
Comcast Corp. Class A	255,095	10,599,197
†Liberty Broadband Corp. Class A	13,244	1,059,569
†Liberty Media Corp.-Liberty SiriusXM Class C	11,078	362,583
		12,021,349
Metals & Mining–0.96%
ArcelorMittal SA	53,347	1,458,507
†Cleveland-Cliffs, Inc.	36,000	603,360
Freeport-McMoRan, Inc.	48,477	1,939,080
Steel Dynamics, Inc.	7,000	762,510
		4,763,457
Multi-Utilities–0.16%
Sempra Energy	5,409	787,496
		787,496
Oil, Gas & Consumable Fuels–3.47%
APA Corp.	25,000	854,250
Chevron Corp.	23,210	3,652,093
EQT Corp.	27,574	1,134,119
Exxon Mobil Corp.	56,364	6,045,039
Kinder Morgan, Inc.	55,450	954,849
Marathon Oil Corp.	38,000	874,760
Marathon Petroleum Corp.	2,800	326,480
Pioneer Natural Resources Co.	11,957	2,477,251
Valero Energy Corp.	8,000	938,400
		17,257,241
Personal Care Products–0.14%
†Coty, Inc. Class A	55,000	675,950
		675,950
Pharmaceuticals–3.99%
Bristol-Myers Squibb Co.	17,200	1,099,940

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	6,260	$ 2,935,815
†Jazz Pharmaceuticals PLC	5,000	619,850
Johnson & Johnson	32,410	5,364,503
Merck & Co., Inc.	63,585	7,337,073
Pfizer, Inc.	44,952	1,648,839
Viatris, Inc.	83,000	828,340
		19,834,360
Professional Services–0.88%
Automatic Data Processing, Inc.	14,347	3,153,327
ManpowerGroup, Inc.	4,400	349,360
Robert Half International, Inc.	5,661	425,821
Science Applications International Corp.	4,000	449,920
		4,378,428
Real Estate Management & Development–0.22%
†CBRE Group, Inc. Class A	13,500	1,089,585
		1,089,585
Semiconductors & Semiconductor Equipment–5.75%
Applied Materials, Inc.	7,200	1,040,688
ASML Holding NV	3,060	2,217,735
Broadcom, Inc.	13,993	12,137,948
Lam Research Corp.	2,100	1,350,006
Marvell Technology, Inc.	12,783	764,168
NVIDIA Corp.	14,306	6,051,724
QUALCOMM, Inc.	8,500	1,011,840
†Wolfspeed, Inc.	72,616	4,036,723
		28,610,832
Software–11.58%
†Adobe, Inc.	10,713	5,238,550
†Autodesk, Inc.	31,334	6,411,250
†Crowdstrike Holdings, Inc. Class A	39,566	5,811,058
†DocuSign, Inc.	23,420	1,196,528
Dolby Laboratories, Inc. Class A	29,520	2,470,233
†Dropbox, Inc. Class A	48,000	1,280,160
†HubSpot, Inc.	11,664	6,206,298
Microsoft Corp.	73,669	25,087,241
Oracle Corp.	24,342	2,898,889
†Splunk, Inc.	4,500	477,405
†Teradata Corp.	10,000	534,100
		57,611,712
Specialized REITs–0.72%
American Tower Corp.	11,765	2,281,704
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Lamar Advertising Co. Class A	13,000	$ 1,290,250
		3,571,954
Specialty Retail–2.33%
†AutoZone, Inc.	290	723,074
Dick's Sporting Goods, Inc.	3,500	462,665
Gap, Inc.	45,000	401,850
Home Depot, Inc.	10,568	3,282,844
TJX Cos., Inc.	70,818	6,004,658
†Ulta Beauty, Inc.	1,500	705,893
		11,580,984
Technology Hardware, Storage & Peripherals–5.72%
Apple, Inc.	132,362	25,674,257
Seagate Technology Holdings PLC	29,109	1,800,974
†Western Digital Corp.	18,310	694,498
Xerox Holdings Corp.	20,000	297,800
		28,467,529
Textiles, Apparel & Luxury Goods–0.14%
PVH Corp.	8,000	679,760
		679,760
Tobacco–0.06%
Altria Group, Inc.	6,500	294,450
		294,450
Wireless Telecommunication Services–0.21%
†T-Mobile U.S., Inc.	7,372	1,023,971
		1,023,971
Total Common Stock (Cost $334,812,784)		465,894,672
EXCHANGE-TRADED FUND–0.28%
iShares Russell 1000 ETF	5,771	1,406,624
Total Exchange-Traded Fund (Cost $1,380,250)		1,406,624

MONEY MARKET FUND–5.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	28,700,187	28,700,187
Total Money Market Fund (Cost $28,700,187)		28,700,187

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.71% (Cost $364,893,221)	$496,001,483
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,430,694
NET ASSETS APPLICABLE TO 33,312,558 SHARES OUTSTANDING–100.00%	$497,432,177
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($1,767,441 / 117,894 Shares)	$14.992
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($495,664,736 / 33,194,664 Shares)	$14.932
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$343,328,651
Distributable earnings/(accumulated loss)	154,103,526
TOTAL NET ASSETS	$497,432,177

† Non-income producing.
★ Includes $1,475,165 cash collateral held at broker for futures contracts, $19,333 expense reimbursement receivable from Lincoln Financial Investments Corporation, $284,160 variation margin due from broker on futures contracts, $556,477 payable for fund shares redeemed, $30,442 other accrued expenses payable, $409,584 due to manager and affiliates and $55,756 payable for fund accounting fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$ 79,369	$ 78,728	9/18/23	$ 641	$ —
1	Euro	136,913	135,318	9/18/23	1,595	—
1	Japanese Yen	87,656	91,165	9/18/23	—	(3,509)
					2,236	(3,509)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	399,160	400,141	9/15/23	—	(981)
11	E-mini Russell 2000 Index	1,047,035	1,046,100	9/15/23	935	—
99	E-mini S&P 500 Index	22,216,837	21,525,056	9/15/23	691,781	—
9	E-mini S&P MidCap 400 Index	2,379,690	2,323,506	9/15/23	56,184	—
3	Euro STOXX 50 Index	144,923	141,635	9/15/23	3,288	—
1	FTSE 100 Index	95,777	97,042	9/15/23	—	(1,265)
					752,188	(2,246)
Total Futures Contracts					$754,424	$(5,755)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,194,812
Foreign taxes withheld	(9,615)
4,185,197
EXPENSES:
Management fees	1,541,771
Distribution fees-Service Class	840,190
Accounting and administration expenses	80,005
Shareholder servicing fees	69,862
Professional fees	26,788
Trustees’ fees and expenses	8,458
Reports and statements to shareholders	6,173
Custodian fees	6,061
Pricing fees	2,084
Consulting fees	1,799
Other	6,200
2,589,391
Less:
Management fees waived	(12,045)
Expenses reimbursed	(111,069)
Total operating expenses	2,466,277
NET INVESTMENT INCOME	1,718,920
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(829,911)
Foreign currencies	398
Futures contracts	(1,209,552)
Net realized loss	(2,039,065)
Net change in unrealized appreciation (depreciation) of:
Investments	58,348,991
Foreign currencies	74
Futures contracts	734,543
Net change in unrealized appreciation (depreciation)	59,083,608
NET REALIZED AND UNREALIZED GAIN	57,044,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,763,463
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,718,920	$ 2,679,101
Net realized gain (loss)	(2,039,065)	23,417,292
Net change in unrealized appreciation (depreciation)	59,083,608	(134,609,724)
Net increase (decrease) in net assets resulting from operations	58,763,463	(108,513,331)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(177,676)
Service Class	—	(50,676,752)
	—	(50,854,428)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,205	73,651
Service Class	5,919,530	16,757,972
Reinvestment of dividends and distributions:
Standard Class	—	177,676
Service Class	—	50,676,752
	5,949,735	67,686,051
Cost of shares redeemed:
Standard Class	(107,843)	(144,867)
Service Class	(41,156,828)	(57,935,746)
	(41,264,671)	(58,080,613)
Increase (decrease) in net assets derived from capital share transactions	(35,314,936)	9,605,438
NET INCREASE (DECREASE) IN NET ASSETS	23,448,527	(149,762,321)
NET ASSETS:
Beginning of period	473,983,650	623,745,971
End of period	$497,432,177	$ 473,983,650
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 13.263	$ 18.018	$ 14.930	$ 13.638	$ 11.851	$ 12.744
Income (loss) from investment operations:
Net investment income[4]	0.073	0.131	0.083	0.121	0.147	0.166
Net realized and unrealized gain (loss)	1.656	(3.297)	3.208	1.820	2.128	(0.482)
Total from investment operations	1.729	(3.166)	3.291	1.941	2.275	(0.316)
Less dividends and distributions from:
Net investment income	—	(0.129)	(0.095)	(0.123)	(0.196)	(0.155)
Net realized gain	—	(1.460)	(0.108)	(0.526)	(0.292)	(0.422)
Total dividends and distributions	—	(1.589)	(0.203)	(0.649)	(0.488)	(0.577)
Net asset value, end of period	$ 14.992	$ 13.263	$ 18.018	$ 14.930	$ 13.638	$ 11.851
Total return[5]	13.04%	(17.45%) [6]	22.04%	14.86%	19.38%	(2.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,767	$ 1,635	$ 2,063	$ 1,786	$ 1,566	$ 81
Ratio of expenses to average net assets[7]	0.68%	0.68%	0.68%	0.68%	0.62%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.73%	0.73%	0.72%	0.73%	0.73%	0.71%
Ratio of net investment income to average net assets	1.06%	0.85%	0.49%	0.91%	1.14%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	0.80%	0.45%	0.86%	1.03%	0.58%
Portfolio turnover	8%	22%	19%	20%	67%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 13.233	$ 17.980	$ 14.900	$ 13.617	$ 11.845	$ 12.739
Income (loss) from investment operations:
Net investment income[4]	0.049	0.078	0.024	0.074	0.100	0.121
Net realized and unrealized gain (loss)	1.650	(3.288)	3.197	1.811	2.122	(0.479)
Total from investment operations	1.699	(3.210)	3.221	1.885	2.222	(0.358)
Less dividends and distributions from:
Net investment income	—	(0.077)	(0.033)	(0.076)	(0.158)	(0.114)
Net realized gain	—	(1.460)	(0.108)	(0.526)	(0.292)	(0.422)
Total dividends and distributions	—	(1.537)	(0.141)	(0.602)	(0.450)	(0.536)
Net asset value, end of period	$ 14.932	$ 13.233	$ 17.980	$ 14.900	$ 13.617	$ 11.845
Total return[5]	12.84%	(17.74%) [6]	21.62%	14.45%	18.93%	(3.14%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$495,665	$ 472,348	$621,683	$582,318	$560,144	$301,175
Ratio of expenses to average net assets[7]	1.03%	1.03%	1.03%	1.03%	0.97%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.08%	1.08%	1.07%	1.08%	1.08%	1.06%
Ratio of net investment income to average net assets	0.71%	0.50%	0.14%	0.56%	0.79%	0.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.66%	0.45%	0.10%	0.51%	0.68%	0.23%
Portfolio turnover	8%	22%	19%	20%	67%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
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LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
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LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.675% of the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 248,340	$ 211,566	$ 217,479	$ 677,385
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$19,827
Legal	3,181
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,466 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 19,333
Management fees payable to LFI	256,811
Distribution fees payable to LFD	141,045
Shareholder servicing fees payable to Lincoln Life	11,728
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$36,248,414
Sales	62,574,030
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$364,893,221
Aggregate unrealized appreciation of investments and derivatives	$152,013,843
Aggregate unrealized depreciation of investments and derivatives	(20,156,912)
Net unrealized appreciation of investments and derivatives	$131,856,931
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$465,894,672	$—	$—	$465,894,672
Exchange-Traded Fund	1,406,624	—	—	1,406,624
Money Market Fund	28,700,187	—	—	28,700,187
Total Investments	$496,001,483	$—	$—	$496,001,483
Derivatives:

Assets:
Futures Contracts	$754,424	$—	$—	$754,424
Liabilities:
Futures Contracts	$ (5,755)	$—	$—	$ (5,755)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,178	5,151
Service Class	430,403	1,084,629
Shares reinvested:
Standard Class	—	13,461
Service Class	—	3,857,741
	432,581	4,960,982
Shares redeemed:
Standard Class	(7,583)	(9,792)
Service Class	(2,930,788)	(3,823,608)
	(2,938,371)	(3,833,400)
Net increase (decrease)	(2,505,790)	1,127,582
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
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LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$752,188	Receivables and other assets net of liabilities	$(2,246)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	2,236	Receivables and other assets net of liabilities	(3,509)
Total		$754,424		$(5,755)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,195,068)	$734,785
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(14,484)	(242)
Total		$(1,209,552)	$734,543
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-16

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,678,394	$5,279,510
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
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LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-18

LVIP Delaware Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,021.30	0.37%	$1.85
Service Class Shares	1,000.00	1,019.60	0.72%	3.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund-1

LVIP Delaware Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.18%
Agency Commercial Mortgage-Backed Security	0.04%
Agency Mortgage-Backed Securities	29.56%
Corporate Bonds	31.52%
Aerospace & Defense	0.51%
Airlines	0.45%
Auto Manufacturers	0.52%
Auto Parts & Equipment	0.26%
Banks	7.41%
Biotechnology	1.56%
Building Materials	0.15%
Chemicals	0.65%
Commercial Services	0.05%
Computers	0.07%
Diversified Financial Services	1.83%
Electric	3.48%
Engineering & Construction	0.19%
Food	0.10%
Gas	0.41%
Health Care Products	0.09%
Health Care Services	1.18%
Insurance	1.20%
Internet	0.07%
Iron & Steel	0.21%
Media	1.92%
Mining	0.04%
Miscellaneous Manufacturing	0.14%
Office Business Equipment	0.36%
Oil & Gas	0.91%
Pharmaceuticals	1.58%
Pipelines	1.61%
Real Estate Investment Trusts	1.22%
Retail	0.24%
Semiconductors	0.87%
Software	0.56%
Telecommunications	1.54%
Transportation	0.14%
Non-Agency Asset-Backed Securities	3.15%
Non-Agency Collateralized Mortgage Obligations	2.30%
Non-Agency Commercial Mortgage-Backed Securities	9.39%
Sovereign Bonds	0.12%
Supranational Banks	0.57%
U.S. Treasury Obligations	17.59%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.06%
Short-Term Investments	3.58%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	49.37%
AAA	13.05%
AA	2.93%
A	10.41%
BBB	18.25%
BB	1.97%
B	0.15%
CCC	0.03%
Non-Rated	0.26%
Short-Term Investments	3.58%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Bond Fund-2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.18%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.55% (LIBOR01M + 2.40%) 4/25/31	168,217	$ 168,726
Series 2019-R01 2M2 7.60% (LIBOR01M + 2.45%) 7/25/31	209,578	210,254
Series 2019-R02 1M2 7.45% (LIBOR01M + 2.30%) 8/25/31	40,918	40,963
Series 2022-R02 2M2 8.07% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,524,867
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	47,058	47,675
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	199,630	154,063
Series 2017-40 GZ 3.50% 5/25/47	3,018,899	2,792,432
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,397,576	2,103,379
•Freddie Mac STACR REMIC Trust
Series 2019-HQA4 M2 7.20% (LIBOR01M + 2.05%) 11/25/49	32,149	32,151
Series 2020-DNA2 M2 7.00% (LIBOR01M + 1.85%) 2/25/50	1,243,487	1,247,360
Series 2020-HQA2 M2 8.25% (LIBOR01M + 3.10%) 3/25/50	1,500,746	1,538,993
Series 2021-DNA1 M2 6.87% (SOFR30A + 1.80%) 1/25/51	27,876,060	27,807,758
Series 2021-DNA3 M2 7.17% (SOFR30A + 2.10%) 10/25/33	12,900,000	12,757,145
Series 2021-DNA5 M2 6.72% (SOFR30A + 1.65%) 1/25/34	12,548,076	12,530,601
Series 2021-HQA1 M2 7.32% (SOFR30A + 2.25%) 8/25/33	35,585,446	35,047,003
Series 2021-HQA2 M2 7.12% (SOFR30A + 2.05%) 12/25/33	25,500,000	24,628,872
Series 2022-DNA1 M2 7.57% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,171,524
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.20% (LIBOR01M + 1.05%) 12/25/29	938,950	939,098
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	174,426	$ 179,460
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,007,501
Series 2017-163 ZK 3.50% 11/20/47	681,926	637,755
Total Agency Collateralized Mortgage Obligations (Cost $142,051,561)		139,567,580
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,714,858
Total Agency Commercial Mortgage-Backed Security (Cost $2,952,024)		2,714,858
AGENCY MORTGAGE-BACKED SECURITIES–29.56%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,004,685	6,211,212
2.50% 8/1/35	1,619,637	1,478,442
Fannie Mae S.F. 20 yr
2.00% 1/1/41	6,253,112	5,355,685
2.00% 3/1/41	15,190,864	12,855,240
2.00% 5/1/41	6,885,514	5,861,122
2.50% 10/1/41	5,377,253	4,723,517
3.00% 12/1/37	9,402,809	8,662,395
3.00% 1/1/38	12,354,739	11,381,899
3.00% 10/1/47	53,013	46,880
4.00% 9/1/42	30,261,057	28,834,534
Fannie Mae S.F. 30 yr
2.00% 11/1/50	18,490,679	15,214,634
2.00% 12/1/50	17,433,449	14,337,579
2.00% 1/1/51	5,570,535	4,603,361
2.00% 2/1/51	20,976,329	17,294,122
2.00% 3/1/51	2,099,468	1,720,273
2.00% 6/1/51	1,597,502	1,322,030
2.00% 8/1/51	7,761,590	6,373,955
2.00% 1/1/52	20,742,526	17,067,941
2.50% 8/1/50	26,147,788	22,500,358
2.50% 1/1/51	48,595,628	41,829,816
2.50% 2/1/51	1,375,709	1,173,848
2.50% 4/1/51	24,869,394	21,197,279
2.50% 6/1/51	8,080,139	6,938,649
2.50% 7/1/51	1,185,300	1,012,720
2.50% 8/1/51	41,402,709	35,412,213
2.50% 2/1/52	22,437,433	19,053,901
3.00% 6/1/45	522,385	471,543
3.00% 4/1/46	2,264,590	2,044,408
3.00% 8/1/46	1,330,775	1,193,683
3.00% 4/1/47	21,322	19,076
3.00% 12/1/47	2,589,093	2,315,703
LVIP Delaware Bond Fund-3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 2/1/48	23,359,747	$ 20,914,362
3.00% 3/1/48	18,107,857	16,199,393
3.00% 11/1/48	3,292,807	2,946,813
3.00% 11/1/49	1,468,141	1,311,995
3.00% 12/1/49	20,100,404	17,937,046
3.00% 2/1/50	1,095,563	942,830
3.00% 7/1/50	8,507,198	7,547,160
3.00% 5/1/51	2,750,147	2,444,353
3.00% 7/1/51	9,395,791	8,344,266
3.00% 12/1/51	13,214,104	11,719,800
3.00% 2/1/52	8,992,531	7,952,917
3.00% 2/1/57	59,147	51,561
3.50% 1/1/48	7,010,681	6,477,282
3.50% 2/1/48	14,785,987	13,646,163
3.50% 11/1/48	7,702,518	7,108,766
3.50% 3/1/50	2,904,334	2,696,854
3.50% 8/1/50	46,009,390	42,463,951
3.50% 9/1/50	6,889,689	6,422,660
3.50% 3/1/52	25,375,270	23,346,845
3.50% 4/1/52	22,664,315	20,674,235
3.50% 5/1/52	14,887,508	13,668,847
3.50% 6/1/52	76,034,053	69,301,391
4.00% 3/1/47	16,112,433	15,382,887
4.00% 6/1/48	12,204,241	11,643,505
4.00% 10/1/48	12,094,808	11,560,257
4.00% 1/1/50	3,244,546	3,152,079
4.00% 5/1/51	9,476,401	9,010,798
4.50% 7/1/40	984,929	942,269
4.50% 8/1/41	2,427,437	2,397,133
4.50% 2/1/44	10,048,078	9,922,759
4.50% 2/1/46	30,113,483	29,635,191
4.50% 5/1/46	3,886,975	3,838,502
4.50% 12/1/48	3,132,517	3,063,890
4.50% 1/1/49	4,905,893	4,796,082
4.50% 2/1/49	2,620,813	2,569,604
4.50% 5/1/49	214,015	208,959
4.50% 1/1/50	8,352,064	8,201,026
4.50% 4/1/50	16,729,890	16,391,666
4.50% 6/1/52	23,459,978	22,572,021
4.50% 9/1/52	38,758,374	37,291,362
4.50% 10/1/52	81,209,950	78,085,973
4.50% 2/1/53	12,709,753	12,220,698
5.00% 7/1/47	22,863,890	23,027,217
5.00% 6/1/48	19,372	19,331
5.00% 1/1/51	21,930,870	21,794,288
5.00% 7/1/52	16,879,767	16,558,676
5.00% 10/1/52	29,887,661	29,429,509
5.50% 5/1/44	24,835,482	25,481,922
5.50% 8/1/52	12,107,919	12,185,379
5.50% 10/1/52	33,712,246	33,673,016
5.50% 11/1/52	25,124,693	25,176,915
5.50% 3/1/53	84,127,862	83,771,990
5.50% 4/1/53	18,120,754	18,074,354
6.00% 1/1/42	18,900,678	19,626,086
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 6/1/53	31,263,483	$ 31,537,330
Freddie Mac S.F. 15 yr
2.00% 12/1/35	21,559,067	19,276,754
4.50% 5/1/38	5,176,261	5,076,993
Freddie Mac S.F. 20 yr
2.00% 3/1/41	16,984,247	14,534,935
2.50% 2/1/42	2,054,672	1,788,897
3.00% 5/1/40	746,629	679,143
3.00% 4/1/42	6,652,872	5,973,361
5.00% 11/1/42	15,077,416	14,911,445
5.50% 7/1/43	20,673,705	20,708,096
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,721,633	5,527,079
2.00% 9/1/51	17,901,732	14,677,963
2.00% 3/1/52	11,394,178	9,305,415
2.50% 7/1/50	2,160,476	1,847,787
2.50% 1/1/51	18,921,627	16,081,123
2.50% 3/1/51	3,494,621	2,990,386
2.50% 12/1/51	25,243,267	21,624,570
3.00% 1/1/47	57,103,443	51,093,794
3.00% 8/1/48	4,762,673	4,258,349
3.00% 1/1/50	3,002,028	2,677,704
3.00% 7/1/50	4,221,344	3,765,185
3.00% 12/1/50	1,911,690	1,705,169
3.00% 8/1/51	8,128,540	7,196,687
3.00% 8/1/52	19,470,492	17,274,532
3.50% 2/1/47	11,111,979	10,365,723
3.50% 11/1/48	20,088,935	18,592,330
3.50% 6/1/52	4,768,940	4,354,767
4.00% 10/1/47	7,637,172	7,226,953
4.00% 9/1/49	7,326,532	7,006,006
4.00% 4/1/52	2,738,268	2,570,063
4.00% 9/1/52	65,985,225	62,096,403
4.50% 1/1/49	5,079,373	4,965,974
4.50% 3/1/49	2,365,686	2,314,926
4.50% 8/1/49	7,580,981	7,435,332
4.50% 7/1/52	5,209,625	5,022,117
4.50% 10/1/52	33,912,574	32,608,871
5.00% 10/1/48	2,856,270	2,844,076
5.00% 7/1/52	31,310,474	30,767,790
5.00% 10/1/52	10,036,948	9,836,294
5.50% 9/1/41	9,112,312	9,371,496
5.50% 9/1/52	31,236,329	31,386,945
5.50% 11/1/52	20,216,028	20,195,688
5.50% 3/1/53	25,653,337	25,799,171
5.50% 5/1/53	9,350,108	9,306,086
6.00% 1/1/53	9,698,568	9,922,875
6.00% 3/1/53	12,924,932	13,076,169
GNMA I S.F. 30 yr
3.00% 8/15/45	3,484,102	3,152,288
3.00% 3/15/50	1,881,416	1,685,563
5.50% 10/15/42	11,112,820	11,434,663
GNMA II S.F. 30 yr
3.00% 8/20/50	3,895,770	3,550,503

LVIP Delaware Bond Fund-4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 12/20/51	15,836,750	$ 14,179,654
5.00% 9/20/52	7,930,932	7,795,465
5.50% 5/20/37	294,472	303,485
5.50% 4/20/53	14,856,752	14,635,252
5.50% 5/20/53	21,954,749	21,857,476
Total Agency Mortgage-Backed Securities (Cost $2,009,859,892)		1,894,505,953
CORPORATE BONDS–31.52%
Aerospace & Defense–0.51%
Boeing Co.
3.25% 2/1/28	7,380,000	6,775,191
3.75% 2/1/50	16,990,000	12,760,594
Embraer Netherlands Finance BV 5.40% 2/1/27	6,345,000	6,091,200
Lockheed Martin Corp. 4.75% 2/15/34	6,940,000	6,923,246
		32,550,231
Airlines–0.45%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	2,209,683	2,189,110
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	16,889,126
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	5,684,000	5,698,191
♦United Airlines Pass-Through Trust
3.75% 3/3/28	3,205,439	3,009,138
4.00% 10/11/27	1,300,589	1,222,997
		29,008,562
Auto Manufacturers–0.52%
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,920,000	1,794,797
2.90% 2/16/28	4,180,000	3,579,740
2.90% 2/10/29	3,140,000	2,598,403
6.95% 6/10/26	5,685,000	5,713,027
General Motors Financial Co., Inc. 5.85% 4/6/30	20,023,000	19,848,065
		33,534,032
Auto Parts & Equipment–0.26%
Aptiv PLC 3.10% 12/1/51	21,208,000	13,333,417
Nemak SAB de CV 3.63% 6/28/31	4,140,000	3,229,364
		16,562,781
Banks–7.41%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	5,014,196
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	$ 9,612,818
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	3,969,942
μBank Leumi Le-Israel BM 7.13% 7/18/33	4,260,000	4,206,264
μBank of America Corp.
2.48% 9/21/36	26,285,000	20,108,865
5.29% 4/25/34	13,255,000	13,131,811
6.20% 11/10/28	14,090,000	14,482,392
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,527,369
μBarclays PLC
6.22% 5/9/34	7,610,000	7,579,828
7.39% 11/2/28	4,335,000	4,515,362
μBBVA Bancomer S.A. 5.88% 9/13/34	3,475,000	3,093,446
BPCE SA 5.13% 1/18/28	10,570,000	10,372,218
μCitigroup, Inc.
5.61% 9/29/26	14,855,000	14,834,801
6.17% 5/25/34	8,095,000	8,165,526
μCitizens Bank NA 6.06% 10/24/25	10,270,000	9,733,139
Credit Agricole Corporate & Investment Bank SA 5.51% 7/5/33	14,125,000	14,209,388
Credit Suisse AG 7.95% 1/9/25	13,535,000	13,808,984
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	6,247,694
3.74% 1/7/33	3,995,000	2,929,813
6.72% 1/18/29	17,295,000	17,319,654
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	12,906,803
Huntington National Bank
μ4.55% 5/17/28	6,597,000	6,154,257
5.65% 1/10/30	4,935,000	4,712,119
μJPMorgan Chase & Co. 1.76% 11/19/31	20,255,000	16,030,167
μKeyCorp 4.79% 6/1/33	1,896,000	1,589,490
μMorgan Stanley
1.93% 4/28/32	5,960,000	4,652,551
2.48% 9/16/36	20,963,000	15,905,474
5.16% 4/20/29	12,870,000	12,712,803
5.25% 4/21/34	9,500,000	9,380,758
6.14% 10/16/26	23,885,000	24,125,821
6.30% 10/18/28	12,237,000	12,574,132
6.34% 10/18/33	4,325,000	4,600,949
PNC Bank NA
3.88% 4/10/25	6,913,000	6,599,033
4.05% 7/26/28	7,075,000	6,517,741
μPNC Financial Services Group, Inc. 5.67% 10/28/25	6,130,000	6,079,113
Popular, Inc. 7.25% 3/13/28	17,270,000	17,250,140

LVIP Delaware Bond Fund-5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
‡SVB Financial Group
1.80% 10/28/26	2,432,000	$ 1,732,800
1.80% 2/2/31	4,000,000	2,539,641
4.00% 5/15/26	11,000,000	797,500
4.57% 4/29/33	5,384,000	3,606,854
Toronto-Dominion Bank 4.11% 6/8/27	3,806,000	3,640,013
Truist Bank
μ2.64% 9/17/29	21,981,000	20,290,610
3.30% 5/15/26	7,220,000	6,619,752
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,404,200
4.95% 9/1/25	7,095,000	6,562,875
6.12% 10/28/33	3,551,000	3,603,637
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,430,672
3.95% 11/17/25	6,220,000	5,979,384
μ4.65% 2/1/29	11,652,000	11,131,018
μ4.84% 2/1/34	15,640,000	14,608,188
μ5.73% 10/21/26	3,859,000	3,856,782
μ5.84% 6/12/34	4,580,000	4,613,139
U.S. Bank NA 3.40% 7/24/23	4,810,000	4,803,491
		474,875,417
Biotechnology–1.56%
Amgen, Inc.
5.15% 3/2/28	3,745,000	3,741,628
5.25% 3/2/30	14,430,000	14,458,792
5.25% 3/2/33	56,138,000	56,209,605
Royalty Pharma PLC
1.75% 9/2/27	15,130,000	12,973,693
3.35% 9/2/51	12,677,000	8,167,008
3.55% 9/2/50	6,313,000	4,262,728
		99,813,454
Building Materials–0.15%
GCC SAB de CV 3.61% 4/20/32	8,065,000	6,852,278
Standard Industries, Inc. 3.38% 1/15/31	3,120,000	2,511,735
		9,364,013
Chemicals–0.65%
Celanese U.S. Holdings LLC
6.05% 3/15/25	2,905,000	2,893,131
6.17% 7/15/27	10,125,000	10,072,629
Nutrien Ltd. 2.95% 5/13/30	15,380,000	13,350,769
OCP SA 5.13% 6/23/51	4,285,000	3,108,853
Sherwin-Williams Co. 3.30% 5/15/50	17,225,000	12,228,285
		41,653,667
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.05%
ERAC USA Finance LLC 4.90% 5/1/33	3,490,000	$ 3,410,260
		3,410,260
Computers–0.07%
Apple, Inc. 4.30% 5/10/33	4,400,000	4,376,233
		4,376,233
Diversified Financial Services–1.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,386,028
3.00% 10/29/28	20,435,000	17,669,178
3.40% 10/29/33	3,040,000	2,441,732
4.50% 9/15/23	458,000	456,281
6.50% 7/15/25	3,035,000	3,050,008
Air Lease Corp.
2.88% 1/15/26	22,595,000	20,901,207
2.88% 1/15/32	11,795,000	9,470,777
3.00% 2/1/30	9,220,000	7,709,989
3.38% 7/1/25	3,290,000	3,118,172
μ4.13% 12/15/26	3,560,000	2,312,283
5.85% 12/15/27	3,620,000	3,615,137
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	14,024,321
6.25% 4/15/28	14,567,000	14,531,312
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,593,546
6.45% 6/8/27	1,766,000	1,823,220
6.50% 1/20/43	5,130,000	5,132,466
		117,235,657
Electric–3.48%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,294,775
4.15% 5/1/49	1,530,000	1,223,991
5.40% 6/1/33	2,525,000	2,512,005
Alfa Desarrollo SpA 4.55% 9/27/51	4,174,319	3,062,906
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,816,548
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,613,711
Baltimore Gas & Electric Co. 4.55% 6/1/52	6,740,000	5,993,524
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	13,987,533
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	27,986,153
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	6,818,840

LVIP Delaware Bond Fund-6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	$ 7,340,934
3.25% 10/1/49	4,095,000	2,928,172
Enel Finance America LLC 2.88% 7/12/41	11,800,000	7,756,763
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,097,984
2.25% 7/12/31	1,709,000	1,338,873
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,737,431
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,635,818
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,346,481
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,692,325
Exelon Corp. 5.30% 3/15/33	13,150,000	13,107,995
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,457,360
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,084,336
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	5,535,000	3,639,088
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	6,067,726
5.05% 10/1/48	6,185,000	5,455,572
Pacific Gas & Electric Co.
3.30% 8/1/40	21,588,000	14,544,112
4.95% 7/1/50	2,559,000	2,009,865
PG&E Corp. 5.25% 7/1/30	2,250,000	2,016,660
Public Service Co. of Colorado 5.25% 4/1/53	3,945,000	3,788,735
μSempra Energy 4.88% 10/15/25	2,835,000	2,636,743
Southern California Edison Co.
3.45% 2/1/52	11,586,000	8,286,345
3.65% 2/1/50	4,215,000	3,136,619
4.00% 4/1/47	3,505,000	2,782,865
4.88% 3/1/49	11,850,000	10,643,832
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	16,915,548
Vistra Operations Co. LLC 5.13% 5/13/25	5,695,000	5,552,374
		223,310,542
Engineering & Construction–0.19%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	12,096,850
		12,096,850
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.10%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	$ 6,181,144
		6,181,144
Gas–0.41%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	3,251,216
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,520,362
Southern California Gas Co.
5.20% 6/1/33	6,505,000	6,418,644
5.75% 6/1/53	3,045,000	3,077,348
		26,267,570
Health Care Products–0.09%
Baxter International, Inc. 3.13% 12/1/51	8,580,000	5,659,327
		5,659,327
Health Care Services–1.18%
DaVita, Inc.
3.75% 2/15/31	4,245,000	3,394,014
4.63% 6/1/30	7,685,000	6,597,403
HCA, Inc.
3.50% 7/15/51	21,169,000	14,645,631
5.20% 6/1/28	3,825,000	3,793,893
Humana, Inc. 5.75% 3/1/28	2,575,000	2,620,041
UnitedHealth Group, Inc.
4.20% 5/15/32	8,831,000	8,430,618
4.50% 4/15/33	23,495,000	22,884,199
5.05% 4/15/53	13,577,000	13,494,819
		75,860,618
Insurance–1.20%
American International Group, Inc. 5.13% 3/27/33	16,195,000	15,815,107
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	8,193,456
5.00% 9/12/32	12,325,000	12,159,251
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,527,585
3.95% 5/25/51	5,515,000	3,691,234
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	17,720,000	14,648,467
Brighthouse Financial, Inc.
3.85% 12/22/51	10,340,000	6,525,596
4.70% 6/22/47	2,364,000	1,809,158
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,833,088
		77,202,942

LVIP Delaware Bond Fund-7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.07%
Amazon.com, Inc. 2.50% 6/3/50	7,010,000	$ 4,661,591
		4,661,591
Iron & Steel–0.21%
Vale Overseas Ltd. 6.13% 6/12/33	13,475,000	13,499,120
		13,499,120
Media–1.92%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	4,000,000	3,235,879
4.25% 1/15/34	36,375,000	27,491,054
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	7,510,000	4,542,261
4.40% 12/1/61	18,914,000	12,767,909
Comcast Corp.
2.80% 1/15/51	1,245,000	824,119
4.80% 5/15/33	8,725,000	8,632,818
5.25% 11/7/25	17,200,000	17,292,930
CSC Holdings LLC 4.63% 12/1/30	4,965,000	2,209,113
Discovery Communications LLC 4.00% 9/15/55	33,235,000	22,089,754
Sirius XM Radio, Inc. 5.00% 8/1/27	3,680,000	3,414,267
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,780,879
7.30% 7/1/38	14,595,000	14,873,321
		123,154,304
Mining–0.04%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	2,870,000	2,512,851
Newmont Corp. 2.80% 10/1/29	387,000	332,685
		2,845,536
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	10,470,000	9,136,160
		9,136,160
Office Business Equipment–0.36%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,365,914
3.28% 12/1/28	23,485,000	20,371,572
		22,737,486
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.91%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	$ 6,168,383
4.81% 2/13/33	16,583,000	16,341,992
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,317,650
Diamondback Energy, Inc.
3.13% 3/24/31	10,725,000	9,186,797
4.25% 3/15/52	8,872,000	6,804,789
Occidental Petroleum Corp. 6.13% 1/1/31	7,497,000	7,612,454
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	4,980,687
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	2,015,000	1,831,232
		58,243,984
Pharmaceuticals–1.58%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	13,696,022
4.05% 11/21/39	21,570,000	18,780,183
CVS Health Corp.
2.70% 8/21/40	36,905,000	25,760,892
3.75% 4/1/30	4,145,000	3,802,114
5.25% 1/30/31	3,225,000	3,214,879
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	7,565,000	7,536,497
5.11% 5/19/43	5,425,000	5,437,306
5.30% 5/19/53	4,515,000	4,694,161
Takeda Pharmaceutical Co. Ltd.
3.18% 7/9/50	21,445,000	15,104,640
4.40% 11/26/23	3,417,000	3,397,834
		101,424,528
Pipelines–1.61%
Cheniere Energy Partners LP 5.95% 6/30/33	5,815,000	5,831,922
μEnergy Transfer LP 6.50% 11/15/26	15,980,000	14,514,954
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,947,207
3.30% 2/15/53	19,037,000	13,584,003
5.35% 1/31/33	5,635,000	5,730,318
Kinder Morgan, Inc. 5.20% 6/1/33	18,870,000	18,286,489
MPLX LP
4.70% 4/15/48	3,590,000	2,946,560
5.50% 2/15/49	12,350,000	11,191,514
Sabine Pass Liquefaction LLC 5.75% 5/15/24	1,000	998

LVIP Delaware Bond Fund-8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	$ 11,265,955
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	11,957,404
		103,257,324
Real Estate Investment Trusts–1.22%
American Homes 4 Rent LP 3.63% 4/15/32	8,130,000	7,025,889
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	6,000,000	4,481,561
Crown Castle, Inc.
2.10% 4/1/31	11,178,000	8,940,298
4.30% 2/15/29	13,740,000	12,918,312
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	29,060,000	25,085,327
Iron Mountain, Inc. 5.25% 7/15/30	9,446,000	8,511,364
VICI Properties LP 4.95% 2/15/30	11,785,000	11,055,273
		78,018,024
Retail–0.24%
CK Hutchison International 23 Ltd.
4.75% 4/21/28	4,400,000	4,351,428
4.88% 4/21/33	6,925,000	6,853,983
InRetail Consumer 3.25% 3/22/28	4,820,000	4,139,175
		15,344,586
Semiconductors–0.87%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,301
3.47% 4/15/34	18,997,000	15,583,405
Entegris Escrow Corp. 4.75% 4/15/29	5,905,000	5,481,766
Micron Technology, Inc. 5.88% 9/15/33	16,020,000	15,874,748
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	3,158,534
3.25% 5/11/41	8,930,000	6,499,512
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	3,222,599
2.38% 1/19/31	7,615,000	5,874,297
		55,697,162
Software–0.56%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,737,610
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.
3.60% 4/1/50	4,634,000	$ 3,311,266
4.65% 5/6/30	8,980,000	8,676,457
5.55% 2/6/53	3,825,000	3,703,913
Workday, Inc.
3.50% 4/1/27	960,000	909,935
3.70% 4/1/29	1,465,000	1,358,577
3.80% 4/1/32	9,190,000	8,273,503
		35,971,261
Telecommunications–1.54%
AT&T, Inc.
3.50% 6/1/41	13,124,000	10,075,089
3.50% 9/15/53	52,544,000	37,196,721
5.40% 2/15/34	5,890,000	5,900,118
Frontier Communications Holdings LLC 5.00% 5/1/28	10,800,000	9,318,350
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	2,056,250	2,029,416
Telefonica Moviles Chile SA 3.54% 11/18/31	7,400,000	5,883,000
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,709,071
3.75% 4/15/27	13,240,000	12,533,059
5.05% 7/15/33	7,755,000	7,614,624
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,511,518
		98,770,966
Transportation–0.14%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	7,791,000	5,326,194
Rumo Luxembourg Sarl 5.25% 1/10/28	3,675,000	3,408,562
		8,734,756
Total Corporate Bonds (Cost $2,247,270,126)		2,020,460,088
NON-AGENCY ASSET-BACKED SECURITIES–3.15%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.29% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,904,023
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,695,554
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.66% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,785,384
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.71% 11/25/36	911,789	892,504

LVIP Delaware Bond Fund-9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	$ 7,447,879
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	22,581,483
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	43,120,000	36,553,557
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,304,746
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	4,873,497
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,874,012	1,869,003
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,619,375	2,441,032
•ICG US CLO Ltd. Series 2014-1A A1A2 6.45% (LIBOR03M + 1.20%) 10/20/34	4,000,000	3,894,424
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	2,516,039	2,395,821
•KKR CLO 41 Ltd. Series 2022-41A A1 6.32% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,429,054
•Marathon CLO XIII Ltd. Series 2019-1A AANR 6.58% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,207,906
•Midocean Credit CLO IX Series 2018-9A A1 6.40% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,911,401
•MKS CLO Ltd. Series 2017-2A A 6.44% (LIBOR03M + 1.19%) 1/20/31	5,908,293	5,856,170
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.38% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,523,013
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.40% (LIBOR03M + 1.15%) 7/20/34	11,000,000	10,775,435
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,811,955
•Phillips 66 Co. Series 2017-2A A2 6.55% (LIBOR03M + 1.30%) 1/20/32	2,509,086	2,488,384
•Regatta XIX Funding Ltd. Series 2022-1A A1 6.37% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,925,903
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.37% (LIBOR03M + 1.11%) 4/25/31	4,000,000	$ 3,967,424
•Steele Creek CLO Ltd. Series 2017-1A A 6.51% (LIBOR03M + 1.25%) 10/15/30	5,226,916	5,166,284
•TICP CLO IX Ltd. Series 2017-9A A 6.39% (LIBOR03M + 1.14%) 1/20/31	9,245,571	9,188,035
•Venture 34 CLO Ltd. Series 2018-34A A 6.49% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,361,265
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.39% (LIBOR03M + 1.13%) 4/15/34	15,000,000	14,603,580
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.58% (LIBOR03M + 1.33%) 10/20/33	2,000,000	1,970,304
Total Non-Agency Asset-Backed Securities (Cost $217,090,458)		201,825,020
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.30%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.67% 1/25/45	923,820	856,220
Series 2015-1 B2 3.67% 1/25/45	522,016	483,818
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	11,003,148	8,855,385
Series 2021-PJ8 A2 2.50% 1/25/52	15,606,312	12,560,033
Series 2021-PJ9 A2 2.50% 2/26/52	17,399,179	14,002,941
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	588,553	530,062
Series 2014-2 B2 3.41% 6/25/29	219,277	196,484
Series 2015-4 B1 3.55% 6/25/45	1,634,931	1,459,310
Series 2015-4 B2 3.55% 6/25/45	1,170,858	1,045,088
Series 2016-4 B1 3.82% 10/25/46	1,124,079	1,019,094
Series 2016-4 B2 3.82% 10/25/46	2,061,489	1,868,953
Series 2017-1 B3 3.45% 1/25/47	4,054,390	3,506,307
Series 2017-2 A3 3.50% 5/25/47	337,327	296,687

LVIP Delaware Bond Fund-10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2020-2 A3 3.50% 7/25/50	480,881	$ 422,906
Series 2020-7 A3 3.00% 1/25/51	2,060,007	1,739,703
Series 2021-1 A3 2.50% 6/25/51	3,542,635	2,855,557
Series 2021-10 A3 2.50% 12/25/51	7,333,479	5,892,851
Series 2021-11 A3 2.50% 1/25/52	12,587,864	10,101,269
Series 2021-12 A3 2.50% 2/25/52	16,459,170	13,219,413
Series 2021-13 A3 2.50% 4/25/52	16,583,574	13,325,809
•JP Morgan Trust
Series 2015-1 B2 6.19% 12/25/44	1,743,912	1,712,417
Series 2015-5 B2 6.35% 5/25/45	1,375,877	1,360,887
Series 2015-6 B1 3.52% 10/25/45	1,223,228	1,118,585
Series 2015-6 B2 3.52% 10/25/45	1,036,418	947,756
Series 2015-6 B3 3.52% 10/25/45	1,865,518	1,632,642
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	5,055,573	4,089,888
Series 2021-1 A2 2.50% 3/25/51	3,449,047	2,754,253
Series 2021-4 A3 2.50% 7/25/51	3,570,744	2,851,434
Series 2021-5 A3 2.50% 8/25/51	11,263,552	8,994,562
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	710,888	663,978
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,644,572	2,930,891
Series 2021-4 A1 2.50% 9/25/51	16,704,222	13,380,996
Series 2021-6 A1 2.50% 12/25/51	7,456,473	5,982,363
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	423,306	387,702
Series 2015-1 B2 3.92% 1/25/45	697,082	650,226
Series 2020-4 A2 2.50% 11/25/50	2,808,205	2,271,044
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	104,859	102,851
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust (continued)
Series 2017-2 A1 2.75% 4/25/57	48,604	$ 47,844
Series 2018-1 A1 3.00% 1/25/58	734,416	700,819
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	724,176	611,416
Total Non-Agency Collateralized Mortgage Obligations (Cost $182,325,508)		147,430,444
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.39%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,494,588
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	15,945,681
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,260,661
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	10,686,439
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	33,763,176
•Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	6,844,682
•Series 2022-BNK41 A4 3.92% 4/15/65	5,845,000	5,231,153
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	26,791,001
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,113,868
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	17,307,945
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	17,129,668
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,422,038
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	19,042,338
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,285,597
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	11,218,060
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,517,079
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	7,262,781
•Series 2022-B33 B 3.74% 3/15/55	4,450,000	3,462,569
•Series 2022-B33 C 3.74% 3/15/55	4,450,000	2,933,010

LVIP Delaware Bond Fund-11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	$ 3,099,379
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,680,652
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	4,985,867
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,216,932
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	8,905,175
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,284,702
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	13,549,352
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,554,099
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,793,197
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,784,894
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,287,261
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	17,145,613
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,235,897
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,529,302
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,833,545
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,536,288
Series 2015-3BP A 3.18% 2/10/35	22,346,000	20,759,414
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,151,862
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,658,356
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,253,125
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	8,929,958
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,319,715
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,231,187
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	$ 4,856,663
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,600,055
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,396,165
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,956,353
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	17,216,472
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	11,583,104
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	7,438,408
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,147,083
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	9,688,259
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	11,372,496	10,714,803
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,101,275
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	10,686,105
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,473,150
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,825,830
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,399,006
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,096,127
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,356,017
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,572,031
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,487,253
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	770,402	718,927
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,477,257
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	2,982,483
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,126,755

LVIP Delaware Bond Fund-12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	$ 24,710,562
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,595,910
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $723,963,291)		601,644,159
ΔSOVEREIGN BONDS–0.12%
Bermuda—0.05%
Bermuda Government International Bonds 2.38% 8/20/30	4,000,000	3,334,040
		3,334,040
Kazakhstan—0.07%
Kazakhstan Government International Bonds 4.88% 10/14/44	4,957,000	4,461,300
		4,461,300
Total Sovereign Bonds (Cost $9,667,391)		7,795,340
SUPRANATIONAL BANKS–0.57%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	5,741,999
5.00% 7/27/27	2,903,000	2,657,697
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	28,041,641
Total Supranational Banks (Cost $39,947,611)		36,441,337
U.S. TREASURY OBLIGATIONS–17.59%
U.S. Treasury Bonds
1.75% 8/15/41	13,170,000	9,252,439
2.00% 11/15/41	4,800,000	3,513,563
2.25% 8/15/46	131,705,000	96,221,821
3.63% 2/15/53	100,435,000	96,386,214
3.63% 5/15/53	47,950,000	46,084,445
3.88% 2/15/43	7,990,000	7,790,250
•U.S. Treasury Floating Rate Notes
5.39% 10/31/24 (USBMMY3M + 0.14%)	57,660,000	57,710,056
5.42% 4/30/25 (USBMMY3M + 0.17%)	35,000,000	35,025,679
5.45% 1/31/25 (USBMMY3M + 0.20%)	18,205,000	18,236,120
U.S. Treasury Notes
3.38% 5/15/33	14,770,000	14,243,819
3.50% 4/30/28	191,540,000	186,123,009
3.50% 1/31/30	170,045,000	165,003,431
3.75% 5/31/30	7,800,000	7,691,531
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.00% 6/30/28	238,470,000	$ 237,165,867
4.13% 6/15/26	69,650,000	68,948,059
4.63% 6/30/25	36,470,000	36,303,321
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	42,078,016
Total U.S. Treasury Obligations (Cost $1,189,993,451)		1,127,777,640

	Number of Shares
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	3,630,345	3,630,345
Total Money Market Fund (Cost $3,630,345)		3,630,345

	Principal Amount°
SHORT-TERM INVESTMENTS—3.58%
Discounted Commercial Paper–3.58%
≠American Honda Finance Corp.
5.66% 8/16/23	6,500,000	6,454,319
5.75% 9/22/23	4,750,000	4,688,133
≠AT&T, Inc.
5.55% 9/19/23	10,000,000	9,876,272
5.62% 10/20/23	6,000,000	5,895,728
≠Bank of Montreal
5.29% 7/12/23	1,062,000	1,060,358
≠BofA Securities, Inc.
5.23% 8/15/23	3,000,000	2,981,250
≠BPCE SA
5.45% 7/18/23	13,500,000	13,466,914
≠Citigroup Global Markets, Inc.
5.84% 3/1/24	6,000,000	5,761,860
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.11% 7/3/23	9,095,000	9,092,453
≠Estee Lauder Cos., Inc.
5.31% 10/16/23	3,500,000	3,443,111
≠ING U.S. Funding LLC
5.55% 10/16/23	1,500,000	1,475,322
≠Lloyds Bank Corporate Markets PLC
5.65% 7/31/23	8,500,000	8,462,104
≠Lloyds Bank PLC
5.70% 1/2/24	2,500,000	2,430,111
≠Natixis SA
5.31% 9/11/23	9,000,000	8,904,753
5.42% 9/1/23	13,500,000	13,378,591
5.70% 11/13/23	10,000,000	9,794,036
5.73% 12/4/23	21,907,000	21,381,250

LVIP Delaware Bond Fund-13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠NatWest Markets PLC
5.88% 2/6/24	1,518,000	$ 1,466,051
5.91% 2/12/24	7,000,000	6,746,334
≠Portland General Electric Co.
5.34% 7/5/23	6,000,000	5,996,493
5.44% 7/14/23	2,000,000	1,996,136
≠SANOFI
5.17% 11/20/23	6,750,000	6,606,473
≠Societe Generale SA
5.63% 8/9/23	8,500,000	8,450,920
≠Southern California Edison Co.
5.38% 7/3/23	10,000,000	9,997,056
5.91% 10/16/23	4,535,000	4,454,486
5.91% 10/16/23	10,000,000	9,822,460
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Stanley Black & Decker, Inc.
5.28% 7/3/23	8,000,000	$ 7,997,689
5.47% 7/10/23	5,000,000	4,993,312
≠Toronto-Dominion Bank
5.24% 9/15/23	7,000,000	6,921,141
5.57% 8/23/23	9,000,000	8,930,172
≠VW Credit, Inc.
5.53% 7/5/23	4,000,000	3,997,587
≠WEPCo Environmental Trust Finance I LLC
5.22% 7/3/23	12,800,000	12,796,338
Total Short-Term Investments (Cost $229,794,162)		229,719,213

TOTAL INVESTMENTS–100.06% (Cost $6,998,545,820)	6,413,511,977

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(4,149,827)
NET ASSETS APPLICABLE TO 549,735,838 SHARES OUTSTANDING–100.00%	$ 6,409,362,150
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,511,034,103 / 215,100,540 Shares)	$11.674
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($3,898,328,047 / 334,635,298 Shares)	$11.649
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 7,485,272,424
Distributable earnings/(accumulated loss)	(1,075,910,274)
TOTAL NET ASSETS	$ 6,409,362,150

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund-14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
★ Includes $17,202,999 cash collateral held at broker for futures contracts, $722,745 variation margin due from broker on futures contracts, $86,507,229 payable for securities purchased, $1,617,099 payable for fund shares redeemed, $471,900 other accrued expenses payable, $2,893,785 due to manager and affiliates and $2,553 due to custodian as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
4,303	U.S. Treasury 10 yr Notes	$ 483,078,984	$ 492,222,859	9/20/23	$ —	$ (9,143,875)
(405)	U.S. Treasury 10 yr Ultra Notes	(47,967,187)	(48,545,287)	9/20/23	578,100	—
(839)	U.S. Treasury 2 yr Notes	(170,605,406)	(173,028,233)	9/29/23	2,422,827	—
4,020	U.S. Treasury 5 yr Notes	430,516,875	437,848,048	9/29/23	—	(7,331,173)
885	U.S. Treasury Long Bonds	112,312,031	112,258,692	9/20/23	53,339	—
(323)	U.S. Treasury Ultra Bonds	(43,998,656)	(43,485,413)	9/20/23	—	(513,243)
Total Futures Contracts					$3,054,266	$(16,988,291)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund-15

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 135,823,084
Foreign taxes refunded	439
135,823,523
EXPENSES:
Management fees	9,771,180
Distribution fees-Service Class	6,790,837
Shareholder servicing fees	917,703
Accounting and administration expenses	623,184
Trustees’ fees and expenses	109,934
Professional fees	106,095
Reports and statements to shareholders	56,249
Custodian fees	34,688
Pricing fees	28,128
Consulting fees	3,304
Other	51,173
Total operating expenses	18,492,475
NET INVESTMENT INCOME	117,331,048
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(115,743,109)
Futures contracts	9,670,311
Options purchased	(1,912,304)
Swap contracts	1,528,725
Net realized loss	(106,456,377)
Net change in unrealized appreciation (depreciation) of:
Investments	127,999,081
Futures contracts	(13,529,382)
Net change in unrealized appreciation (depreciation)	114,469,699
NET REALIZED AND UNREALIZED GAIN	8,013,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 125,344,370
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 117,331,048	$ 170,633,148
Net realized loss	(106,456,377)	(435,150,592)
Net change in unrealized appreciation (depreciation)	114,469,699	(785,224,092)
Net increase (decrease) in net assets resulting from operations	125,344,370	(1,049,741,536)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(74,090,559)
Service Class	—	(107,632,541)
Return of capital:
Standard Class	—	(4,213,769)
Service Class	—	(7,002,504)
	—	(192,939,373)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	308,299,797	277,152,377
Service Class	164,988,702	224,281,096
Reinvestment of dividends and distributions:
Standard Class	—	78,304,328
Service Class	—	114,635,045
	473,288,499	694,372,846
Cost of shares redeemed:
Standard Class	(181,740,767)	(484,976,175)
Service Class	(185,629,895)	(544,572,397)
	(367,370,662)	(1,029,548,572)
Increase (decrease) in net assets derived from capital share transactions	105,917,837	(335,175,726)
NET INCREASE (DECREASE) IN NET ASSETS	231,262,207	(1,577,856,635)
NET ASSETS:
Beginning of period	6,178,099,943	7,755,956,578
End of period	$6,409,362,150	$ 6,178,099,943
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund-16

LVIP Delaware Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.430	$ 13.691	$ 14.404	$ 13.701	$ 13.057	$ 13.607
Income (loss) from investment operations:
Net investment income[2]	0.228	0.343	0.236	0.303	0.390	0.402
Net realized and unrealized gain (loss)	0.016	(2.209)	(0.493)	1.047	0.809	(0.518)
Total from investment operations	0.244	(1.866)	(0.257)	1.350	1.199	(0.116)
Less dividends and distributions from:
Net investment income	—	(0.375)	(0.284)	(0.344)	(0.366)	(0.434)
Net realized gain	—	—	(0.172)	(0.303)	(0.126)	—
Return of capital	—	(0.020)	—	—	(0.063)	—
Total dividends and distributions	—	(0.395)	(0.456)	(0.647)	(0.555)	(0.434)
Net asset value, end of period	$ 11.674	$ 11.430	$ 13.691	$ 14.404	$ 13.701	$ 13.057
Total return[3]	2.13%	(13.70%)	(1.80%)	9.87%	9.21%	(0.83%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,511,034	$2,334,652	$2,932,099	$2,816,560	$2,604,021	$2,393,635
Ratio of expenses to average net assets	0.37%	0.37%	0.36%	0.37%	0.37%	0.38%
Ratio of net investment income to average net assets	3.92%	2.78%	1.67%	2.09%	2.84%	3.00%
Portfolio turnover	63%	156%	298%	163%	164%	153%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund-17

LVIP Delaware Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.426	$ 13.684	$ 14.398	$ 13.699	$ 13.056	$ 13.606
Income (loss) from investment operations:
Net investment income[2]	0.207	0.299	0.186	0.252	0.341	0.354
Net realized and unrealized gain (loss)	0.016	(2.206)	(0.492)	1.044	0.810	(0.517)
Total from investment operations	0.223	(1.907)	(0.306)	1.296	1.151	(0.163)
Less dividends and distributions from:
Net investment income	—	(0.331)	(0.236)	(0.294)	(0.326)	(0.387)
Net realized gain	—	—	(0.172)	(0.303)	(0.126)	—
Return of capital	—	(0.020)	—	—	(0.056)	—
Total dividends and distributions	—	(0.351)	(0.408)	(0.597)	(0.508)	(0.387)
Net asset value, end of period	$ 11.649	$ 11.426	$ 13.684	$ 14.398	$ 13.699	$ 13.056
Total return[3]	1.96%	(14.00%)	(2.14%)	9.48%	8.83%	(1.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,898,328	$3,843,448	$4,823,857	$4,518,452	$4,076,030	$3,647,766
Ratio of expenses to average net assets	0.72%	0.72%	0.71%	0.72%	0.72%	0.73%
Ratio of net investment income to average net assets	3.57%	2.43%	1.32%	1.74%	2.49%	2.65%
Portfolio turnover	63%	156%	298%	163%	164%	153%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund-18

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Delaware Bond Fund-19

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$260,228
Legal	41,753
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,203 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Bond Fund-20

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,624,591
Distribution fees payable to LFD	1,116,600
Shareholder servicing fees payable to Lincoln Life	152,594
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 898,520,651
Purchases of U.S. government securities	4,305,448,516
Sales other than U.S. government securities	980,167,270
Sales of U.S. government securities	3,828,164,219
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$6,998,545,820
Aggregate unrealized appreciation of investments and derivatives	$ 14,257,616
Aggregate unrealized depreciation of investments and derivatives	(613,225,484)
Net unrealized depreciation of investments and derivatives	$ (598,967,868)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund-21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 139,567,580	$—	$ 139,567,580
Agency Commercial Mortgage-Backed Security	—	2,714,858	—	2,714,858
Agency Mortgage-Backed Securities	—	1,894,505,953	—	1,894,505,953
Corporate Bonds	—	2,020,460,088	—	2,020,460,088
Non-Agency Asset-Backed Securities	—	201,825,020	—	201,825,020
Non-Agency Collateralized Mortgage Obligations	—	147,430,444	—	147,430,444
Non-Agency Commercial Mortgage-Backed Securities	—	601,644,159	—	601,644,159
Sovereign Bonds	—	7,795,340	—	7,795,340
Supranational Banks	—	36,441,337	—	36,441,337
U.S. Treasury Obligations	—	1,127,777,640	—	1,127,777,640
Money Market Fund	3,630,345	—	—	3,630,345
Short-Term Investments	—	229,719,213	—	229,719,213
Total Investments	$3,630,345	$6,409,881,632	$—	$6,413,511,977
Derivatives:

Assets:
Futures Contracts	$ 3,054,266	$—	$—	$ 3,054,266
Liabilities:
Futures Contracts	$(16,988,291)	$—	$—	$(16,988,291)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	26,364,811	22,379,207
Service Class	14,111,395	18,222,356
Shares reinvested:
Standard Class	—	6,677,717
Service Class	—	9,778,708
	40,476,206	57,057,988
Shares redeemed:
Standard Class	(15,521,280)	(38,964,958)
Service Class	(15,853,194)	(44,147,009)
	(31,374,474)	(83,111,967)
Net increase (decrease)	9,101,732	(26,053,979)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
LVIP Delaware Bond Fund-22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund posted $17,202,999 cash collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2023, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.   No options contracts were outstanding at June 30, 2023.   During the six months ended June 30, 2023, the Fund had open options contracts with a notional of $1,912,305 for 3 days.
During the six months ended June 30, 2023, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2023, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally
LVIP Delaware Bond Fund-23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
cleared CDS basket trades, as determined by an applicable central counterparty.   No CDS contracts were outstanding at June 30, 2023.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.   No CDS contracts were outstanding at June 30, 2023.   During the six months ended June 30, 2023, the Fund had open credit default swap contracts with a notional of $126,868,256 for 1 day.
During the six months ended June 30, 2023, the Fund used CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$3,054,266	Liabilities net of receivables and other assets	$(16,988,291)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 9,670,311	$(13,529,382)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,912,304)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,528,725	—
Total		$ 9,286,732	$(13,529,382)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$765,224,302	$237,175,332
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Delaware Bond Fund-24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware Bond Fund-25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Bond Fund-26

LVIP Delaware Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Bond Fund-27

LVIP Delaware Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Diversified Floating Rate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,023.60	0.63%	$3.16
Service Class Shares	1,000.00	1,022.40	0.88%	4.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.63%	$3.16
Service Class Shares	1,000.00	1,020.40	0.88%	4.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund-1

LVIP Delaware Diversified Floating Rate Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.32%
Agency Mortgage-Backed Securities	6.74%
Agency Obligations	2.63%
Corporate Bonds	32.06%
Aerospace & Defense	0.12%
Airlines	0.09%
Auto Manufacturers	0.39%
Banks	10.25%
Biotechnology	0.29%
Chemicals	0.22%
Commercial Services	0.84%
Computers	0.39%
Diversified Financial Services	1.81%
Electric	3.39%
Electronics	0.05%
Entertainment	0.29%
Food	0.26%
Gas	0.11%
Health Care Products	0.20%
Health Care Services	0.99%
Insurance	1.42%
Iron & Steel	0.11%
Machinery Diversified	0.08%
Media	0.84%
Mining	0.06%
Miscellaneous Manufacturing	0.97%
Office Business Equipment	0.14%
Oil & Gas	0.33%
Pharmaceuticals	2.19%
Pipelines	2.25%
Real Estate Investment Trusts	0.55%
Semiconductors	0.43%
Software	0.15%
Telecommunications	2.38%
Transportation	0.47%
Loan Agreements	5.08%
Non-Agency Asset-Backed Securities	9.83%
Non-Agency Commercial Mortgage-Backed Securities	9.12%
Regional Bond	1.08%
Sovereign Bonds	5.15%
Supranational Banks	8.37%
U.S. Treasury Obligations	17.30%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	1.78%
Total Investments	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	27.63%
AAA	32.39%
AA	5.51%
A	14.99%
BBB	15.25%
BB	2.53%
B	1.15%
Non-Rated	0.55%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund-2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.32%
•Freddie Mac STACR REMIC Trust Series 2021-HQA2 M1 5.77% (SOFR30A + 0.70%) 12/25/33	2,432,933	$ 2,426,848
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.20% (LIBOR01M + 1.05%) 12/25/29	93,895	93,910
Total Agency Collateralized Mortgage Obligations (Cost $2,526,588)		2,520,758
AGENCY MORTGAGE-BACKED SECURITIES–6.74%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,742,972	5,522,047
5.50% 3/1/53	4,881,645	4,858,661
6.00% 12/1/52	7,064,747	7,140,598
6.00% 6/1/53	3,862,670	3,896,504
Freddie Mac S.F. 15 yr 4.50% 5/1/38	7,916,578	7,764,759
Freddie Mac S.F. 20 yr 5.50% 7/1/43	4,000,000	4,006,654
Freddie Mac S.F. 30 yr
4.50% 10/1/52	4,036,415	3,881,243
5.00% 9/1/52	9,412,521	9,237,573
5.50% 11/1/52	2,617,093	2,607,194
GNMA II S.F. 30 yr 5.00% 9/20/52	3,856,520	3,790,647
Total Agency Mortgage-Backed Securities (Cost $53,262,504)		52,705,880
AGENCY OBLIGATIONS–2.63%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,875,295
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,417,981
4.00% 2/28/25	4,220,000	4,124,906
4.20% 8/28/25	4,220,000	4,135,905
Total Agency Obligations (Cost $21,604,382)		20,554,087
CORPORATE BONDS–32.06%
Aerospace & Defense–0.12%
Lockheed Martin Corp. 4.75% 2/15/34	905,000	902,815
		902,815
Airlines–0.09%
♦United Airlines Pass-Through Trust
3.75% 3/3/28	513,822	482,356
4.00% 10/11/27	278,096	261,505
		743,861
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.39%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	$ 186,958
2.90% 2/16/28	450,000	385,379
2.90% 2/10/29	280,000	231,705
6.95% 6/10/26	675,000	678,328
General Motors Financial Co., Inc. 5.85% 4/6/30	1,600,000	1,586,021
		3,068,391
Banks–10.25%
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,442,551
2.48% 9/21/36	2,020,000	1,545,364
5.29% 4/25/34	1,685,000	1,669,340
6.20% 11/10/28	935,000	961,039
μBank of New York Mellon Corp.
5.80% 10/25/28	150,000	152,890
5.83% 10/25/33	535,000	557,766
μBarclays PLC
6.22% 5/9/34	905,000	901,412
7.39% 11/2/28	436,000	454,140
μCitigroup, Inc. 6.17% 5/25/34	1,010,000	1,018,799
μCitizens Bank NA
4.12% 5/23/25	3,885,000	3,679,236
6.06% 10/24/25	1,410,000	1,336,293
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	638,326
Credit Agricole Corporate & Investment Bank SA 5.51% 7/5/33	1,645,000	1,654,828
Credit Suisse AG 7.95% 1/9/25	420,000	428,502
μDeutsche Bank AG 6.72% 1/18/29	664,000	664,947
Fifth Third Bancorp 3.65% 1/25/24	2,860,000	2,819,185
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	1,011,618
μ3.10% 2/24/33	190,000	160,503
•5.90% (SOFR + 0.81%) 3/9/27	2,705,000	2,649,783
•6.49% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,983,803
Huntington National Bank
μ4.01% 5/16/25	2,230,000	2,143,387
μ4.55% 5/17/28	790,000	736,981
5.65% 1/10/30	555,000	529,934
JPMorgan Chase & Co.
μ2.55% 11/8/32	1,165,000	954,513
μ4.08% 4/26/26	1,040,000	1,010,635
•6.16% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,683,772
KeyBank NA 4.15% 8/8/25	2,130,000	1,968,327
LVIP Delaware Diversified Floating Rate Fund-3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μKeyCorp 3.88% 5/23/25	1,885,000	$ 1,743,135
•Kreditanstalt fuer Wiederaufbau 6.09% (SOFRINDX + 1.00%) 2/12/24	7,000,000	7,037,114
μMorgan Stanley
1.93% 4/28/32	115,000	89,772
2.48% 9/16/36	135,000	102,430
5.25% 4/21/34	1,170,000	1,155,314
6.14% 10/16/26	4,755,000	4,802,942
6.30% 10/18/28	2,105,000	2,162,993
PNC Bank NA 3.88% 4/10/25	970,000	925,946
μPNC Financial Services Group, Inc. 5.67% 10/28/25	835,000	828,068
Popular, Inc. 7.25% 3/13/28	555,000	554,362
‡SVB Financial Group
1.80% 10/28/26	277,000	197,362
4.57% 4/29/33	690,000	462,245
Toronto-Dominion Bank 4.11% 6/8/27	266,000	254,399
μTruist Bank 2.64% 9/17/29	653,000	602,783
μTruist Financial Corp.
1.89% 6/7/29	810,000	673,280
6.12% 10/28/33	500,000	507,412
U.S. Bancorp
3.38% 2/5/24	1,895,000	1,867,512
μ4.65% 2/1/29	157,000	149,980
μ4.84% 2/1/34	505,000	471,684
μ5.73% 10/21/26	485,000	484,721
μ5.84% 6/12/34	560,000	564,052
U.S. Bank NA 3.40% 7/24/23	2,545,000	2,541,556
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,281,606
		80,218,542
Biotechnology–0.29%
Amgen, Inc.
5.15% 3/2/28	485,000	484,563
5.25% 3/2/30	460,000	460,918
5.25% 3/2/33	985,000	986,256
Royalty Pharma PLC 1.75% 9/2/27	400,000	342,993
		2,274,730
Chemicals–0.22%
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,385,000	1,379,341
6.17% 7/15/27	345,000	343,216
		1,722,557
Commercial Services–0.84%
ERAC USA Finance LLC 4.90% 5/1/33	445,000	434,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,200,000	$ 2,181,855
Sodexo, Inc. 1.63% 4/16/26	1,140,000	1,023,995
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	2,911,329
		6,552,011
Computers–0.39%
Apple, Inc. 4.30% 5/10/33	570,000	566,921
International Business Machines Corp. 3.00% 5/15/24	2,515,000	2,457,985
		3,024,906
Diversified Financial Services–1.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	3,245,000	3,049,357
2.45% 10/29/26	630,000	562,685
3.65% 7/21/27	1,530,000	1,401,241
4.63% 10/15/27	440,000	416,904
6.50% 7/15/25	365,000	366,805
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,311,632
2.88% 1/15/32	715,000	574,108
3.38% 7/1/25	400,000	379,109
μ4.13% 12/15/26	400,000	259,807
5.85% 12/15/27	465,000	464,375
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,117,789
3.50% 11/1/27	1,945,000	1,717,715
6.25% 4/15/28	262,000	261,358
Jefferies Financial Group, Inc. 2.63% 10/15/31	405,000	313,989
		14,196,874
Electric–3.39%
AEP Texas, Inc. 5.40% 6/1/33	330,000	328,302
Avangrid, Inc. 3.20% 4/15/25	765,000	727,288
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,692,719
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	625,334
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	974,806
Enel Finance International NV
1.88% 7/12/28	380,000	318,602
2.25% 7/12/31	210,000	164,519
4.25% 6/15/25	765,000	742,394
Exelon Corp. 5.30% 3/15/33	415,000	413,674

LVIP Delaware Diversified Floating Rate Fund-4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	135,000	$ 141,157
NextEra Energy Capital Holdings, Inc. 6.05% 3/1/25	1,050,000	1,053,948
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,633,147
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,097,021
Sempra Energy
3.30% 4/1/25	2,845,000	2,728,331
μ4.88% 10/15/25	340,000	316,223
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,772,941
Vistra Operations Co. LLC
3.55% 7/15/24	1,700,000	1,641,871
5.13% 5/13/25	2,205,000	2,149,778
		26,522,055
Electronics–0.05%
Amphenol Corp. 2.05% 3/1/25	375,000	353,936
		353,936
Entertainment–0.29%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,078,549
4.05% 3/15/29	200,000	182,824
		2,261,373
Food–0.26%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	837,000	709,784
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,341,362
		2,051,146
Gas–0.11%
Southern California Gas Co. 5.20% 6/1/33	845,000	833,782
		833,782
Health Care Products–0.20%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,576,284
		1,576,284
Health Care Services–0.99%
HCA, Inc. 5.20% 6/1/28	475,000	471,137
Humana, Inc. 5.75% 3/1/28	349,000	355,104
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	4,012,486
4.50% 4/15/33	2,955,000	2,878,179
		7,716,906
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.42%
American International Group, Inc. 5.13% 3/27/33	1,450,000	$ 1,415,987
•Athene Global Funding 5.79% (SOFRINDX + 0.70%) 5/24/24	5,580,000	5,526,194
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,194,986
		11,137,167
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	862,922
		862,922
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	537,158
2.57% 2/15/30	75,000	64,660
		601,818
Media–0.84%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	5,550,570
Comcast Corp. 4.80% 5/15/33	1,060,000	1,048,801
		6,599,371
Mining–0.06%
Newmont Corp.
2.25% 10/1/30	215,000	176,148
2.60% 7/15/32	320,000	261,459
		437,607
Miscellaneous Manufacturing–0.97%
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,514,919
2.25% 4/1/28	1,190,000	1,038,398
		7,553,317
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	233,449
3.28% 12/1/28	965,000	837,069
		1,070,518
Oil & Gas–0.33%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	423,751
ConocoPhillips Co. 2.40% 3/7/25	283,000	269,733
Exxon Mobil Corp.
2.02% 8/16/24	720,000	694,077
2.28% 8/16/26	310,000	287,564

LVIP Delaware Diversified Floating Rate Fund-5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. 6.13% 1/1/31	926,000	$ 940,260
		2,615,385
Pharmaceuticals–2.19%
AstraZeneca PLC 3.50% 8/17/23	6,710,000	6,693,501
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,220,565
•Cigna Group 6.15% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,424,012
CVS Health Corp.
3.75% 4/1/30	510,000	467,811
5.25% 1/30/31	400,000	398,745
Eli Lilly & Co. 5.00% 2/27/26	705,000	705,526
Pfizer Investment Enterprises Pte. Ltd. 4.75% 5/19/33	970,000	966,345
Zoetis, Inc. 5.40% 11/14/25	280,000	280,857
		17,157,362
Pipelines–2.25%
Cheniere Energy Partners LP 5.95% 6/30/33	715,000	717,081
Enbridge, Inc. 2.50% 2/14/25	3,820,000	3,628,139
Energy Transfer LP
4.50% 4/15/24	5,000,000	4,942,527
μ6.50% 11/15/26	1,405,000	1,276,190
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	188,129
Kinder Morgan, Inc. 5.20% 6/1/33	635,000	615,364
MPLX LP
1.75% 3/1/26	405,000	367,627
4.88% 12/1/24	4,190,000	4,129,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,569,885
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	196,415
		17,630,846
Real Estate Investment Trusts–0.55%
Crown Castle, Inc.
1.05% 7/15/26	3,025,000	2,648,246
2.10% 4/1/31	215,000	171,959
VICI Properties LP 4.95% 2/15/30	1,585,000	1,486,857
		4,307,062
Semiconductors–0.43%
Broadcom, Inc. 3.42% 4/15/33	737,000	616,323
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris Escrow Corp. 4.75% 4/15/29	740,000	$ 686,961
Microchip Technology, Inc. 0.98% 9/1/24	2,180,000	2,059,165
		3,362,449
Software–0.15%
Oracle Corp.
4.65% 5/6/30	285,000	275,366
5.80% 11/10/25	190,000	192,116
6.15% 11/9/29	405,000	421,835
Workday, Inc.
3.50% 4/1/27	120,000	113,742
3.70% 4/1/29	185,000	171,561
		1,174,620
Telecommunications–2.38%
AT&T, Inc.
1.70% 3/25/26	5,000,000	4,557,459
2.30% 6/1/27	510,000	458,674
5.40% 2/15/34	615,000	616,057
Sprint LLC 7.13% 6/15/24	2,330,000	2,350,837
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,159,376	1,144,246
T-Mobile USA, Inc. 5.05% 7/15/33	500,000	490,949
•Verizon Communications, Inc. 6.42% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,977,875
		18,596,097
Transportation–0.47%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,875,000	3,640,833
		3,640,833
Total Corporate Bonds (Cost $259,176,440)		250,767,543
LOAN AGREEMENTS–5.08%
•AmWINS Group, Inc. 7.44% (LIBOR01M + 2.25%) 2/19/28	1,969,791	1,949,857
•Applied Systems, Inc. 8.54% (LIBOR03M + 3.00%) 9/19/24	1,341,426	1,342,687
•Aramark Services, Inc. 7.72% (LIBOR01M + 2.50%) 4/6/28	903,715	901,456
•Asplundh Tree Expert LLC 6.95% (SOFR CME01M + 1.75%) 9/7/27	1,325,573	1,321,438
•Avantor Funding, Inc. 7.45% (SOFR CME01M + 2.25%) 11/8/27	1,046,313	1,045,151

LVIP Delaware Diversified Floating Rate Fund-6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Calpine Construction Finance Co. LP 7.19% (LIBOR01M + 2.00%) 1/15/25	1,870,627	$ 1,868,027
•Castlelake Aviation Ltd. 8.30% (LIBOR03M + 2.75%) 10/22/26	1,969,925	1,958,499
•Charter Communications Operating LLC 6.80% (SOFR CME03M + 1.75%) 2/1/27	2,226,302	2,211,453
•CSC Holdings LLC 9.65% (SOFR CME01M + 4.50%) 1/18/28	1,885,275	1,734,453
•DirecTV Financing LLC 10.22% (SOFR CME01M + 5.00%) 8/2/27	1,192,843	1,164,847
•Frontier Communications Corp. 9.00% (LIBOR01M + 3.75%) 5/1/28	1,460,063	1,410,582
•Gray Television, Inc. 8.27% (SOFR CME01M + 3.00%) 12/1/28	955,425	931,692
•Horizon Therapeutics USA, Inc. 6.95% (SOFR CME01M + 1.75%) 3/15/28	1,071,002	1,067,371
•Jazz Financing Lux SARL 8.86% (LIBOR01M + 3.50%) 5/5/28	1,188,017	1,186,104
•Lamar Media Corp. 6.69% (LIBOR01M + 1.50%) 2/5/27	1,000,435	977,925
•Medline Borrower LP 8.47% (SOFR CME01M + 3.25%) 10/23/28	1,446,688	1,429,052
•Mileage Plus Holdings LLC 10.76% (LIBOR03M + 5.25%) 6/21/27	800,000	830,168
•Organon & Co. 8.25% (LIBOR01M + 3.00%) 6/2/28	847,500	846,178
•Pacific Gas & Electric Co. 8.22% (SOFR CME01M + 3.00%) 6/23/25	1,944,862	1,940,350
Parkway Generation LLC
•10.28% (SOFR CME03M + 4.75%) 2/18/29	1,987,856	1,934,959
•10.28% (SOFR CME03M + 4.75%) 2/18/29	262,069	255,095
•Peraton Corp. 8.95% (SOFR CME01M + 3.75%) 2/1/28	1,928,869	1,891,333
•Pilot Travel Centers LLC 7.20% (SOFR CME01M + 2.00%) 8/4/28	868,207	866,036
•RealPage, Inc. 8.22% (LIBOR01M + 3.00%) 4/24/28	1,037,057	1,013,464
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Setanta Aircraft Leasing Designated Activity Co. 7.54% (LIBOR03M + 2.00%) 11/5/28	2,450,000	$ 2,447,379
•SkyMiles IP Ltd. 8.80% (SOFR CME03M + 3.75%) 10/20/27	900,000	933,957
•SS&C European Holdings SARL 6.97% (SOFR CME01M + 1.75%) 4/16/25	573,117	572,452
•SS&C Technologies, Inc. 6.97% (SOFR CME01M + 1.75%) 4/16/25	641,699	640,955
•Standard Industries, Inc. 7.69% (SOFR CME01M + 2.50%) 9/22/28	1,781,962	1,779,486
•Triton Water Holdings, Inc. 5.75% (LIBOR03M + 5.24%) 3/31/28	109	105
•Ultimate Software Group, Inc. 8.27% (SOFR CME03M + 3.25%) 5/4/26	1,342,957	1,316,515
•Vertical U.S. Newco, Inc. 8.60% (LIBOR06M + 3.50%) 7/30/27	701	680
Total Loan Agreements (Cost $40,180,766)		39,769,706
NON-AGENCY ASSET-BACKED SECURITIES–9.83%
•Allegro CLO VI Ltd. Series 2017-2A A 6.39% (LIBOR03M + 1.13%) 1/17/31	3,490,717	3,455,767
•Allegro CLO VIII Ltd. Series 2018-2A A 6.36% (LIBOR03M + 1.10%) 7/15/31	500,000	494,190
•Apex Credit CLO Ltd. Series 2018-1A A2 6.29% (LIBOR03M + 1.03%) 4/25/31	500,000	493,144
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.36% (LIBOR03M + 1.11%) 7/20/31	950,000	941,067
•Canyon CLO Ltd. Series 2020-1A AR 6.44% (LIBOR03M + 1.18%) 7/15/34	1,275,000	1,249,964
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.37% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,949,220
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.23% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,269,105

LVIP Delaware Diversified Floating Rate Fund-7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust Series 2022-1 A2 2.11% 8/23/27	1,904,424	$ 1,894,391
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	6,142,287	5,899,712
Series 2022-4 A2 5.76% 10/22/29	5,000,000	4,981,080
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,745,786
Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	2,000,000	1,978,328
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.27% (LIBOR03M + 1.02%) 4/20/31	1,000,000	986,628
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,437,056	2,430,541
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	1,609,379	1,597,275
•ICG US CLO Ltd. Series 2014-1A A1A2 6.45% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,947,212
John Deere Owner Trust Series 2022-A A2 1.90% 11/15/24	1,142,661	1,137,440
•Marathon CLO Ltd. Series 2021-16A A1A 6.46% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,937,292
•Midocean Credit CLO IX Series 2018-9A A1 6.40% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,974,686
•MKS CLO Ltd. Series 2017-2A A 6.44% (LIBOR03M + 1.19%) 1/20/31	2,813,473	2,788,652
•Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A A1R 6.50% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,722,822
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.44% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,022,428
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.64% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,702,213
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	$ 3,831,285
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.37% (LIBOR03M + 1.11%) 4/25/31	500,000	495,928
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.45% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,968,320
•Steele Creek CLO Ltd. Series 2017-1A A 6.51% (LIBOR03M + 1.25%) 10/15/30	1,425,523	1,408,987
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	2,802,865	2,779,455
Toyota Auto Receivables Owner Trust Series 2020-B A3 1.36% 8/15/24	416,666	415,261
•Trillium Credit Card Trust II Series 2021-2A A 5.29% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,992,200
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.39% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,460,358
•Voya CLO Ltd. Series 2020-3A AR 6.40% (LIBOR03M + 1.15%) 10/20/34	1,000,000	981,317
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.67% (LIBOR03M + 1.42%) 10/20/34	3,000,000	2,961,417
Total Non-Agency Asset-Backed Securities (Cost $78,011,282)		76,893,471
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.12%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,376,318
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,247,394
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,108,529
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,352,117
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,440,165
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,435,328
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,737,092
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	1,991,859
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,413,847

LVIP Delaware Diversified Floating Rate Fund-8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	$ 4,049,607
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	6,878,963
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,047,117
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,502,795
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,582,453
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,144,005
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $88,658,893)		71,307,589
REGIONAL BOND–1.08%
Canada—1.08%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,462,836
		8,462,836
Total Regional Bond (Cost $8,493,115)		8,462,836
ΔSOVEREIGN BONDS–5.15%
Australia—0.50%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,909,152
		3,909,152
Canada—2.96%
CPPIB Capital, Inc. 3.13% 9/25/23	5,110,000	5,081,875
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,505,604
2.50% 5/2/24	4,335,000	4,224,767
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,352,414
		23,164,660
Japan—0.97%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,714,506
Japan Bank for International Cooperation 3.38% 10/31/23	2,586,000	2,566,324
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,263,754
		7,544,584
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden—0.72%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	$ 5,647,774
		5,647,774
Total Sovereign Bonds (Cost $42,382,321)		40,266,170
SUPRANATIONAL BANKS–8.37%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,329,005
European Investment Bank 2.75% 8/15/25	6,000,000	5,746,822
•Inter-American Development Bank
5.29% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,983,102
5.39% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,903,035
5.45% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,912,908
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,819,166
•International Bank for Reconstruction & Development
5.27% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,960,035
5.38% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,952,822
5.46% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,909,662
Total Supranational Banks (Cost $66,480,141)		65,516,557
U.S. TREASURY OBLIGATIONS–17.30%
•U.S. Treasury Floating Rate Notes
5.39% 10/31/24 (USBMMY3M + 0.14%)	44,995,000	45,034,061
5.42% 4/30/25 (USBMMY3M + 0.17%)	65,000,000	65,047,690
5.45% 1/31/25 (USBMMY3M + 0.20%)	24,650,000	24,692,136
U.S. Treasury Notes 4.00% 6/30/28	545,000	542,020
Total U.S. Treasury Obligations (Cost $135,220,615)		135,315,907

	Number of Shares
MONEY MARKET FUND–1.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	13,960,990	13,960,990
Total Money Market Fund (Cost $13,960,990)		13,960,990

LVIP Delaware Diversified Floating Rate Fund-9

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.46% (Cost $809,958,037)	$778,041,494

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	4,209,165
NET ASSETS APPLICABLE TO 79,055,322 SHARES OUTSTANDING–100.00%	$782,250,659
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($69,058,109 / 6,969,054 Shares)	$9.909
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($713,192,550 / 72,086,268 Shares)	$9.894
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$801,265,785
Distributable earnings/(accumulated loss)	(19,015,126)
TOTAL NET ASSETS	$782,250,659

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
Δ Securities have been classified by country of origin.
★ Includes $240,000 cash collateral held at broker for futures contracts, $7,135,343 cash collateral held at brokers for centrally cleared swap contracts, $10,144,225 payable for securities purchased, $264,346 payable for fund shares redeemed, $270,637 variation margin due to brokers on centrally cleared interest rate swap contracts, $121,813 other accrued expenses payable, $519,296 due to manager and affiliates and $21,416 variation margin due to broker on futures contracts as of June 30, 2023.

The following futures contracts and swap contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(72)	U.S. Treasury 10 yr Ultra Notes	$(8,527,500)	$(8,573,273)	9/20/23	$45,773	$—
(6)	U.S. Treasury 5 yr Notes	(642,563)	(648,873)	9/29/23	6,310	—
Total Futures Contracts					$52,083	$—
LVIP Delaware Diversified Floating Rate Fund-10

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Semiannually/Quarterly)	31,005,000	0.48%	(5.06%) [4]	10/5/30	$7,150,492	$—	$7,150,492	$—
10 yr IRS-(Annually)	2,875,000	3.35%	(5.06%) [5]	2/10/33	68,218	—	68,218	—
10 yr IRS-(Annually)	5,375,000	3.48%	(5.06%) [5]	6/13/33	39,658	—	39,658	—
2 yr IRS-(Annually)	21,760,000	2.87%	(5.06%) [5]	8/2/24	785,130	—	785,130	—
2 yr IRS-(Annually)	38,010,000	4.69%	(5.06%) [5]	10/24/24	198,487	—	198,487	—
2 yr IRS-(Annually)	12,620,000	4.42%	(5.06%) [5]	1/3/25	145,710	—	145,710	—
2 yr IRS-(Annually)	20,555,000	4.48%	(5.06%) [5]	6/13/25	139,642	—	139,642	—
3 yr IRS-(Semiannually/Quarterly)	88,210,000	0.04%	(5.06%) [4]	10/5/23	4,062,031	—	4,062,031	—
3 yr IRS-(Annually/Semiannually)	9,310,000	1.58%	(5.06%) [5]	2/22/25	613,053	—	613,053	—
3 yr IRS-(Annually)	17,655,000	2.81%	(5.06%) [5]	8/8/25	869,866	—	869,866	—
5 yr IRS-(Annually)	19,545,000	0.09%	(5.06%) [5]	8/24/25	2,506,890	—	2,506,890	—
5 yr IRS-(Annually)	19,825,000	0.72%	(5.06%) [5]	3/25/26	2,119,038	—	2,119,038	—
5 yr IRS-(Annually/Semiannually)	5,700,000	1.65%	(5.06%) [5]	2/22/27	550,339	—	550,339	—
5 yr IRS-(Annually)	18,885,000	2.65%	(5.06%) [5]	5/13/27	1,040,460	—	1,040,460	—
5 yr IRS-(Annually)	18,720,000	2.68%	(5.06%) [5]	5/19/27	1,009,809	—	1,009,809	—
5 yr IRS-(Annually)	28,600,000	3.91%	(5.06%) [5]	2/27/28	168,179	—	168,179	—
5 yr IRS-(Annually)	18,405,000	3.53%	(5.06%) [5]	5/26/28	353,216	—	353,216	—
5 yr IRS-(Annually)	3,605,000	3.68%	(5.06%) [5]	6/13/28	40,955	—	40,955	—
7 yr IRS-(Annually)	9,500,000	0.28%	(5.06%) [5]	10/5/27	1,670,727	—	1,670,727	—
7 yr IRS-(Annually)	18,415,000	2.42%	(5.06%) [5]	8/2/29	1,610,958	—	1,610,958	—
Total IRS Contracts						$—	$25,142,858	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2023.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[5] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LVIP Delaware Diversified Floating Rate Fund-11

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund-12

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$16,564,325
EXPENSES:
Management fees	2,292,241
Distribution fees-Service Class	900,818
Shareholder servicing fees	114,327
Accounting and administration expenses	94,959
Professional fees	36,234
Custodian fees	16,637
Pricing fees	14,043
Trustees’ fees and expenses	14,000
Reports and statements to shareholders	10,182
Consulting fees	1,432
Other	8,106
3,502,979
Less:
Management fees waived	(118,269)
Total operating expenses	3,384,710
NET INVESTMENT INCOME	13,179,615
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,418,753)
Futures contracts	89,776
Swap contracts	1,365,853
Net realized loss	(1,963,124)
Net change in unrealized appreciation (depreciation) of:
Investments	3,562,787
Futures contracts	52,083
Swap contracts	2,663,024
Net change in unrealized appreciation (depreciation)	6,277,894
NET REALIZED AND UNREALIZED GAIN	4,314,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,494,385
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 13,179,615	$ 14,134,289
Net realized gain (loss)	(1,963,124)	6,432,465
Net change in unrealized appreciation (depreciation)	6,277,894	(22,787,226)
Net increase (decrease) in net assets resulting from operations	17,494,385	(2,220,472)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,570,720)
Service Class	—	(15,613,837)
	—	(17,184,557)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,315,141	64,889,263
Service Class	29,308,064	110,084,382
Reinvestment of dividends and distributions:
Standard Class	—	1,570,720
Service Class	—	15,613,837
	36,623,205	192,158,202
Cost of shares redeemed:
Standard Class	(7,288,089)	(61,438,614)
Service Class	(64,885,979)	(178,239,557)
	(72,174,068)	(239,678,171)
Decrease in net assets derived from capital share transactions	(35,550,863)	(47,519,969)
NET DECREASE IN NET ASSETS	(18,056,478)	(66,924,998)
NET ASSETS:
Beginning of period	800,307,137	867,232,135
End of period	$782,250,659	$ 800,307,137
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund-13

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.682	$ 9.908	$ 9.988	$ 10.003	$ 9.831	$ 10.189
Income (loss) from investment operations:
Net investment income[2]	0.173	0.186	0.110	0.146	0.256	0.249
Net realized and unrealized gain (loss)	0.054	(0.176)	(0.070)	(0.010)	0.195	(0.219)
Total from investment operations	0.227	0.010	0.040	0.136	0.451	0.030
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.112)	(0.143)	(0.279)	(0.388)
Return of capital	—	—	(0.008)	(0.008)	—	—
Total dividends and distributions	—	(0.236)	(0.120)	(0.151)	(0.279)	(0.388)
Net asset value, end of period	$ 9.909	$ 9.682	$ 9.908	$ 9.988	$ 10.003	$ 9.831
Total return[3]	2.36%	0.10%	0.40%	1.36%	4.60%	0.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,058	$67,448	$64,208	$56,114	$55,043	$50,440
Ratio of expenses to average net assets	0.63%	0.63%	0.62%	0.63%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.65%	0.66%	0.66%	0.66%
Ratio of net investment income to average net assets	3.57%	1.90%	1.10%	1.46%	2.53%	2.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.54%	1.87%	1.07%	1.43%	2.50%	2.42%
Portfolio turnover	27%	64%	70%	66%	85%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund-14

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.679	$ 9.904	$ 9.985	$ 9.999	$ 9.827	$ 10.162
Income (loss) from investment operations:
Net investment income[2]	0.161	0.162	0.085	0.121	0.230	0.223
Net realized and unrealized gain (loss)	0.054	(0.176)	(0.071)	(0.009)	0.195	(0.219)
Total from investment operations	0.215	(0.014)	0.014	0.112	0.425	0.004
Less dividends and distributions from:
Net investment income	—	(0.211)	(0.089)	(0.119)	(0.253)	(0.339)
Return of capital	—	—	(0.006)	(0.007)	—	—
Total dividends and distributions	—	(0.211)	(0.095)	(0.126)	(0.253)	(0.339)
Net asset value, end of period	$ 9.894	$ 9.679	$ 9.904	$ 9.985	$ 9.999	$ 9.827
Total return[3]	2.24%	(0.16%)	0.14%	1.12%	4.34%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$713,193	$732,859	$803,024	$763,495	$837,649	$864,181
Ratio of expenses to average net assets	0.88%	0.88%	0.87%	0.88%	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.90%	0.91%	0.91%	0.91%
Ratio of net investment income to average net assets	3.32%	1.65%	0.85%	1.21%	2.28%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.29%	1.62%	0.82%	1.18%	2.25%	2.17%
Portfolio turnover	27%	64%	70%	66%	85%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund-15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Delaware Diversified Floating Rate Fund-16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$32,640
Legal	5,237
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,171 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$354,260
Distribution fees payable to LFD	146,425
Shareholder servicing fees payable to Lincoln Life	18,611
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Diversified Floating Rate Fund-17

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 57,189,618
Purchases of U.S. government securities	151,133,520
Sales other than U.S. government securities	140,536,328
Sales of U.S. government securities	80,744,813
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$809,958,037
Aggregate unrealized appreciation of investments and derivatives	$ 25,865,044
Aggregate unrealized depreciation of investments and derivatives	(32,586,646)
Net unrealized depreciation of investments and derivatives	$ (6,721,602)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund-18

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 2,520,758	$—	$ 2,520,758
Agency Mortgage-Backed Securities	—	52,705,880	—	52,705,880
Agency Obligations	—	20,554,087	—	20,554,087
Corporate Bonds	—	250,767,543	—	250,767,543
Loan Agreements	—	39,769,706	—	39,769,706
Non-Agency Asset-Backed Securities	—	76,893,471	—	76,893,471
Non-Agency Commercial Mortgage-Backed Securities	—	71,307,589	—	71,307,589
Regional Bond	—	8,462,836	—	8,462,836
Sovereign Bonds	—	40,266,170	—	40,266,170
Supranational Banks	—	65,516,557	—	65,516,557
U.S. Treasury Obligations	—	135,315,907	—	135,315,907
Money Market Fund	13,960,990	—	—	13,960,990
Total Investments	$13,960,990	$764,080,504	$—	$778,041,494
Derivatives:

Assets:
Futures Contracts	$52,083	$ —	$—	$ 52,083
Swap Contracts	$ —	$25,142,858	$—	$25,142,858
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	746,074	6,588,515
Service Class	2,998,378	11,238,866
Shares reinvested:
Standard Class	—	162,332
Service Class	—	1,614,167
	3,744,452	19,603,880
Shares redeemed:
Standard Class	(743,299)	(6,264,699)
Service Class	(6,630,726)	(18,213,243)
	(7,374,025)	(24,477,942)
Net decrease	(3,629,573)	(4,874,062)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Delaware Diversified Floating Rate Fund-19

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2023, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$ 52,083	Receivables and other assets net of liabilities	$—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	25,142,858	Receivables and other assets net of liabilities	—
Total		$25,194,941		$—
LVIP Delaware Diversified Floating Rate Fund-20

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 89,776	$ 52,083
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,365,853	2,663,024
Total		$1,455,629	$2,715,107
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$2,026,353
Interest rate swap contracts (average notional value)*	337,689,286	53,305,000

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield
LVIP Delaware Diversified Floating Rate Fund-21

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund-22

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund-23

LVIP Delaware Diversified Floating Rate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Floating Rate Fund-24

LVIP Delaware Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,021.60	0.54%	$2.71
Service Class Shares	1,000.00	1,020.20	0.84%	4.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.10	0.54%	$2.71
Service Class Shares	1,000.00	1,020.60	0.84%	4.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Income Fund-1

LVIP Delaware Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.66%
Agency Commercial Mortgage-Backed Securities	0.23%
Agency Mortgage-Backed Securities	27.12%
Agency Obligation	0.02%
Convertible Bonds	0.35%
Corporate Bonds	37.93%
Aerospace & Defense	0.44%
Agriculture	0.02%
Airlines	1.54%
Auto Manufacturers	0.65%
Auto Parts & Equipment	0.24%
Banks	7.98%
Beverages	0.05%
Biotechnology	1.18%
Building Materials	0.35%
Chemicals	0.55%
Coal	0.04%
Commercial Services	0.25%
Computers	0.13%
Cosmetics & Personal Care	0.03%
Diversified Financial Services	2.19%
Electric	3.73%
Energy-Alternate Sources	0.05%
Engineering & Construction	0.41%
Entertainment	0.09%
Food	0.18%
Gas	0.39%
Health Care Products	0.11%
Health Care Services	1.52%
Housewares	0.02%
Insurance	1.73%
Internet	0.14%
Investment Companies	0.04%
Iron & Steel	0.11%
Leisure Time	0.24%
Lodging	0.15%
Machinery Construction & Mining	0.00%
Media	1.81%
Mining	0.98%
Miscellaneous Manufacturing	0.29%
Office Business Equipment	0.24%
Oil & Gas	1.85%
Oil & Gas Services	0.04%
Packaging & Containers	0.34%
Pharmaceuticals	0.95%
Security Type/Sector	Percentage of Net Assets
Pipelines	2.32%
Real Estate	0.08%
Real Estate Investment Trusts	0.96%
Retail	0.15%
Semiconductors	0.71%
Software	0.40%
Sovereign	0.01%
Telecommunications	2.00%
Transportation	0.24%
Trucking & Leasing	0.01%
Loan Agreements	3.21%
Municipal Bonds	0.56%
Non-Agency Asset-Backed Securities	2.52%
Non-Agency Collateralized Mortgage Obligations	1.78%
Non-Agency Commercial Mortgage-Backed Securities	8.83%
Sovereign Bonds	1.01%
Supranational Bank	0.01%
U.S. Treasury Obligations	9.69%
Common Stock	0.05%
Money Market Fund	3.89%
Total Investments	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

LVIP Delaware Diversified Income Fund-2

LVIP Delaware Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)
Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	41.41%
AAA	11.83%
AA	2.79%
A	11.92%
BBB	19.00%
BB	7.47%
B	3.45%
CCC	0.60%
Below CCC	0.04%
Non-Rated	1.49%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP Delaware Diversified Income Fund-3

LVIP Delaware Diversified Income Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.66%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.55% (LIBOR01M + 2.40%) 4/25/31	83,397	$ 83,650
Series 2019-R01 2M2 7.60% (LIBOR01M + 2.45%) 7/25/31	78,592	78,845
Series 2019-R02 1M2 7.45% (LIBOR01M + 2.30%) 8/25/31	40,918	40,963
Series 2022-R01 1M2 6.97% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,536,431
Series 2022-R02 2M2 8.07% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,585,934
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	124	125
Series 2004-T1 1A2 6.50% 1/25/44	1,736	1,757
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	6,663	6,452
Series 2004-W11 1A2 6.50% 5/25/44	10,774	10,915
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	12,064	9,310
Series 2017-40 GZ 3.50% 5/25/47	1,002,329	927,138
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	875,186	767,795
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 7.10% (LIBOR01M + 1.95%) 10/25/49	128,240	128,471
Series 2019-HQA4 M2 7.20% (LIBOR01M + 2.05%) 11/25/49	26,244	26,245
Series 2020-DNA2 M2 7.00% (LIBOR01M + 1.85%) 2/25/50	640,584	642,579
Series 2020-DNA6 M2 7.07% (SOFR30A + 2.00%) 12/25/50	5,104,405	5,152,109
Series 2021-DNA1 M2 6.87% (SOFR30A + 1.80%) 1/25/51	10,472,358	10,446,698
Series 2021-DNA3 M2 7.17% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,746,845
Series 2021-DNA5 M2 6.72% (SOFR30A + 1.65%) 1/25/34	4,556,785	4,550,439
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2021-HQA1 M2 7.32% (SOFR30A + 2.25%) 8/25/33	13,368,587	$ 13,166,306
Series 2021-HQA2 M2 7.12% (SOFR30A + 2.05%) 12/25/33	9,575,000	9,247,900
Series 2022-DNA1 M2 7.57% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,547,570
Series 2022-DNA2 M2 8.82% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,508,970
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.20% (LIBOR01M + 1.05%) 12/25/29	219,088	219,123
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,727	7,075
Series T-58 2A 6.50% 9/25/43	1,705	1,755
GNMA Series 2013-113 LY 3.00% 5/20/43	378,000	342,170
Total Agency Collateralized Mortgage Obligations (Cost $58,577,908)		57,783,570
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.23%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,387,028
•FREMF Mortgage Trust
Series 2014-K37 B 4.74% 1/25/47	1,500,000	1,482,001
Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,066,876
Total Agency Commercial Mortgage-Backed Securities (Cost $5,269,633)		4,935,905
AGENCY MORTGAGE-BACKED SECURITIES–27.12%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	6,006,928	5,356,286
2.50% 7/1/36	9,497,940	8,666,945
4.50% 5/1/38	2,775,042	2,721,824
Fannie Mae S.F. 20 yr
2.00% 3/1/41	5,532,788	4,682,111
2.00% 5/1/41	5,224,398	4,447,139
2.50% 10/1/41	3,953,267	3,472,651
3.00% 9/1/37	1,538,586	1,436,294
Fannie Mae S.F. 30 yr
2.00% 11/1/50	6,964,824	5,730,847
2.00% 12/1/50	9,738,495	8,005,846
LVIP Delaware Diversified Income Fund-4

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 1/1/51	1,861,185	$ 1,538,041
2.00% 2/1/51	5,143,711	4,245,817
2.00% 3/1/51	23,399,248	19,285,403
2.00% 8/1/51	2,555,603	2,098,706
2.50% 1/1/43	2,185,356	1,886,612
2.50% 8/1/50	10,055,498	8,652,827
2.50% 11/1/50	14,022,857	11,962,362
2.50% 1/1/51	4,055,726	3,463,112
2.50% 4/1/51	4,124,322	3,515,342
2.50% 2/1/52	18,215,006	15,504,868
3.00% 10/1/46	6,641,201	5,950,084
3.00% 4/1/47	718,037	642,418
3.00% 11/1/48	1,227,976	1,098,945
3.00% 12/1/49	10,394,377	9,275,655
3.00% 5/1/51	1,030,722	916,114
3.00% 7/1/51	7,868,512	6,987,912
3.00% 12/1/51	601,927	533,858
3.00% 2/1/52	5,183,985	4,584,672
3.50% 2/1/47	3,772,466	3,526,591
3.50% 7/1/47	3,243,962	3,036,229
3.50% 1/1/48	1,611,567	1,488,431
3.50% 2/1/48	2,176,632	2,008,840
3.50% 11/1/48	1,908,921	1,761,771
3.50% 3/1/50	1,266,237	1,175,779
3.50% 7/1/50	7,795,872	7,256,521
3.50% 8/1/50	10,748,081	9,967,317
3.50% 1/1/52	2,173,173	1,984,218
3.50% 3/1/52	558,057	513,448
3.50% 5/1/52	9,459,807	8,664,034
3.50% 6/1/52	27,953,793	25,478,541
4.00% 3/1/47	7,765,078	7,413,487
4.00% 4/1/47	902,599	861,660
4.00% 6/1/48	3,090,142	2,948,162
4.00% 9/1/48	206,556	196,932
4.00% 10/1/48	4,542,678	4,341,906
4.00% 6/1/49	979,399	936,420
4.00% 5/1/51	6,815,260	6,480,406
4.50% 7/1/40	359,015	343,465
4.50% 8/1/41	818,952	808,728
4.50% 5/1/46	60,150	59,400
4.50% 4/1/48	341,058	338,277
4.50% 12/1/48	42,437	41,508
4.50% 1/1/49	8,503,181	8,325,431
4.50% 1/1/50	7,018,419	6,914,783
4.50% 4/1/50	1,362,997	1,335,442
4.50% 9/1/52	3,115,851	2,996,149
4.50% 10/1/52	31,721,752	30,501,570
4.50% 2/1/53	20,922,272	20,117,209
5.00% 7/1/47	776,686	782,231
5.00% 7/1/49	1,493,161	1,485,864
5.00% 1/1/51	6,424,332	6,384,322
5.00% 7/1/52	5,925,325	5,812,612
5.00% 10/1/52	10,499,611	10,380,145
5.50% 5/1/44	6,399,305	6,565,881
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 10/1/52	14,599,216	$ 14,581,665
5.50% 11/1/52	7,320,653	7,335,869
5.50% 3/1/53	24,853,498	24,736,483
6.00% 1/1/42	7,431,189	7,716,398
6.00% 6/1/53	10,509,549	10,601,605
Freddie Mac S.F. 15 yr
2.00% 12/1/35	3,428,538	3,065,582
3.00% 3/1/35	12,397,116	11,587,310
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,326,759	5,414,372
2.50% 1/1/40	3,113,937	2,761,919
2.50% 6/1/41	10,919,779	9,566,310
3.00% 4/1/42	2,475,763	2,222,894
5.00% 11/1/42	5,293,695	5,235,423
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,043,165	1,668,615
2.50% 3/1/51	8,209,117	7,024,633
2.50% 12/1/51	9,465,989	8,109,012
3.00% 11/1/46	2,782,957	2,493,666
3.00% 1/1/47	2,747,310	2,458,179
3.00% 1/1/50	1,119,680	998,715
3.00% 7/1/50	1,661,824	1,482,247
3.00% 5/1/51	10,144,482	9,084,955
3.00% 8/1/52	7,665,533	6,800,984
3.50% 12/1/47	1,128,444	1,041,419
3.50% 11/1/48	2,731,723	2,528,213
3.50% 2/1/52	2,036,135	1,857,408
3.50% 4/1/52	3,916,033	3,585,341
4.00% 12/1/45	1,346,040	1,286,935
4.00% 10/1/47	1,248,814	1,181,736
4.00% 9/1/52	15,450,069	14,550,648
4.50% 1/1/49	4,415,843	4,317,258
4.50% 3/1/49	282,508	276,447
4.50% 8/1/49	2,900,864	2,845,132
4.50% 10/1/52	8,975,650	8,630,598
5.00% 7/1/52	8,172,954	8,036,819
5.00% 6/1/53	5,304,000	5,213,729
5.50% 9/1/41	2,776,955	2,855,941
5.50% 9/1/52	8,100,712	8,130,013
5.50% 11/1/52	5,020,368	5,015,316
5.50% 3/1/53	4,122,449	4,145,884
6.00% 1/1/53	5,374,825	5,499,133
GNMA I S.F. 30 yr 3.00% 3/15/50	703,444	630,216
GNMA II S.F. 30 yr
3.00% 12/20/51	5,048,063	4,519,853
3.00% 1/20/52	9,674,665	8,660,898
5.00% 9/20/52	2,783,443	2,735,899
5.50% 5/20/37	97,068	100,040
5.50% 6/20/49	5,517,848	5,567,529
Total Agency Mortgage-Backed Securities (Cost $634,992,017)		588,055,642

LVIP Delaware Diversified Income Fund-5

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.02%
Airport Authority 2.50% 1/12/32	605,000	$ 515,387
Total Agency Obligation (Cost $604,585)		515,387
CONVERTIBLE BONDS–0.35%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	5,114,493
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	3,153,000	2,547,624
Total Convertible Bonds (Cost $8,211,802)		7,662,117
CORPORATE BONDS–37.93%
Aerospace & Defense–0.44%
Boeing Co.
3.25% 2/1/28	2,935,000	2,694,470
3.75% 2/1/50	4,955,000	3,721,527
Embraer Netherlands Finance BV 5.40% 2/1/27	785,000	753,600
Lockheed Martin Corp. 4.75% 2/15/34	2,460,000	2,454,061
		9,623,658
Agriculture–0.02%
**πMHP Lux SA 6.25% 9/19/29	785,000	408,200
		408,200
Airlines–1.54%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	670,150	663,911
Azul Investments LLP
5.88% 10/26/24	600,000	506,739
7.25% 6/15/26	545,000	433,134
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	8,024,301
7.38% 1/15/26	1,830,000	1,907,742
Grupo Aeromexico SAB de CV 8.50% 3/17/27	4,670,000	4,179,275
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	6,148,000	6,163,350
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,548,645
4.63% 4/15/29	8,693,000	7,920,781
		33,347,878
Auto Manufacturers–0.65%
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	579,570
2.90% 2/16/28	1,500,000	1,284,596
2.90% 2/10/29	900,000	744,765
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
4.54% 8/1/26	2,554,000	$ 2,400,748
6.95% 6/10/26	1,850,000	1,859,120
General Motors Co. 5.00% 10/1/28	2,289,000	2,225,548
General Motors Financial Co., Inc. 5.85% 4/6/30	4,410,000	4,371,471
Kia Corp. 2.38% 2/14/25	760,000	720,325
		14,186,143
Auto Parts & Equipment–0.24%
Aptiv PLC 3.10% 12/1/51	7,302,000	4,590,749
Nemak SAB de CV 3.63% 6/28/31	695,000	542,128
		5,132,877
Banks–7.98%
Access Bank PLC 6.13% 9/21/26	865,000	725,821
Akbank TAS
6.80% 2/6/26	720,000	686,016
μ6.80% 6/22/31	310,000	281,363
Banco Continental SAECA 2.75% 12/10/25	645,000	582,919
Banco de Credito e Inversiones SA 3.50% 10/12/27	745,000	687,716
Banco do Brasil SA 6.25% 4/18/30	785,000	780,290
μBanco GNB Sudameris SA 7.50% 4/16/31	990,000	808,672
μBanco Industrial SA 4.88% 1/29/31	450,000	412,597
μBanco Mercantil del Norte SA 8.38% 10/14/30	405,000	377,946
Banco Nacional de Panama 2.50% 8/11/30	360,000	282,490
μBancolombia SA 6.91% 10/18/27	605,000	573,454
μBangkok Bank PCL 5.00% 9/23/25	600,000	568,424
μBank Hapoalim BM 3.26% 1/21/32	765,000	655,233
Bank Leumi Le-Israel BM
5.13% 7/27/27	595,000	590,107
μ7.13% 7/18/33	800,000	789,909
Bank of America Corp.
μ2.48% 9/21/36	10,395,000	7,952,507
5.29% 4/25/34	4,600,000	4,557,249
μ6.20% 11/10/28	4,240,000	4,358,080
Bank of Montreal 1.85% 5/1/25	65,000	60,720
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,729,987

LVIP Delaware Diversified Income Fund-6

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBarclays PLC
6.22% 5/9/34	2,475,000	$ 2,465,187
7.39% 11/2/28	1,372,000	1,429,084
μBBVA Bancomer S.A. 5.88% 9/13/34	770,000	685,454
CIMB Bank Bhd 2.13% 7/20/27	605,000	540,985
Citigroup, Inc.
μ5.61% 9/29/26	3,410,000	3,405,363
6.17% 5/25/34	2,745,000	2,768,915
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,454,459
Credit Agricole Corporate & Investment Bank SA 5.51% 7/5/33	4,515,000	4,541,974
Credit Agricole SA 5.30% 7/12/28	1,630,000	1,624,147
Credit Suisse AG 7.95% 1/9/25	1,130,000	1,152,874
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,132,474
3.74% 1/7/33	1,364,000	1,000,317
6.72% 1/18/29	3,233,000	3,237,609
Emirates NBD Bank PJSC
2.63% 2/18/25	330,000	314,381
μ6.13% 4/9/26	555,000	547,301
μFifth Third Bancorp 6.36% 10/27/28	679,000	676,002
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,682,092
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	555,000	520,750
Hana Bank 1.25% 12/16/26	635,000	546,364
Huntington National Bank
μ4.55% 5/17/28	1,000,000	932,887
5.65% 1/10/30	1,465,000	1,398,836
ICICI Bank Ltd. 4.00% 3/18/26	445,000	424,857
μJPMorgan Chase & Co.
1.76% 11/19/31	4,395,000	3,478,281
1.95% 2/4/32	3,515,000	2,800,715
2.52% 4/22/31	2,905,000	2,457,179
2.58% 4/22/32	2,175,000	1,806,593
3.11% 4/22/41	1,290,000	979,026
3.11% 4/22/51	2,205,000	1,540,600
3.70% 5/6/30	230,000	210,779
4.60% 2/1/25	55,000	51,288
5.00% 8/1/24	2,495,000	2,437,303
KeyBank NA
4.15% 8/8/25	561,000	518,418
5.00% 1/26/33	5,665,000	4,902,818
5.85% 11/15/27	709,000	667,646
μKeyCorp 4.79% 6/1/33	943,000	790,553
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
μ0.50% 10/26/29	3,350,000	$ 2,977,751
μ1.79% 2/13/32	175,000	135,747
μ1.93% 4/28/32	2,765,000	2,158,440
μ2.48% 9/16/36	21,355,000	16,202,900
5.25% 4/21/34	3,200,000	3,159,834
μ6.14% 10/16/26	1,475,000	1,489,872
μ6.30% 10/18/28	3,189,000	3,276,858
μ6.34% 10/18/33	1,475,000	1,569,110
μNBK SPC Ltd. 1.63% 9/15/27	1,305,000	1,162,726
μPNC Financial Services Group, Inc. 5.67% 10/28/25	2,140,000	2,122,235
Popular, Inc. 7.25% 3/13/28	1,480,000	1,478,298
QNB Finance Ltd. 2.63% 5/12/25	845,000	800,903
μRizal Commercial Banking Corp. 6.50% 8/27/25	535,000	471,056
Shinhan Bank Co. Ltd. 3.88% 3/24/26	590,000	554,300
μShinhan Financial Group Co. Ltd. 3.34% 2/5/30	425,000	406,041
μStandard Chartered PLC 6.30% 1/9/29	665,000	668,724
‡SVB Financial Group
1.80% 2/2/31	1,505,000	955,540
4.00% 5/15/26	6,755,000	489,738
4.10% 2/15/31	4,850,000	339,455
4.57% 4/29/33	4,845,000	3,245,766
Toronto-Dominion Bank 4.11% 6/8/27	1,355,000	1,295,906
Truist Bank
2.25% 3/11/30	4,195,000	3,332,968
μ2.64% 9/17/29	10,165,000	9,383,288
μTruist Financial Corp.
4.95% 9/1/25	2,750,000	2,543,750
6.12% 10/28/33	1,294,000	1,313,181
μTurkiye Garanti Bankasi AS 7.18% 5/24/27	745,000	679,813
U.S. Bancorp
μ2.49% 11/3/36	1,685,000	1,232,555
3.38% 2/5/24	4,245,000	4,183,423
3.60% 9/11/24	2,640,000	2,565,669
3.95% 11/17/25	4,130,000	3,970,234
μ4.65% 2/1/29	435,000	415,550
μ4.84% 2/1/34	1,385,000	1,293,628
μ5.73% 10/21/26	1,256,000	1,255,278
μ5.84% 6/12/34	1,535,000	1,546,107
U.S. Bank NA 3.40% 7/24/23	2,360,000	2,356,806
μUBS Group AG 0.25% 11/5/28	1,650,000	1,474,882
		173,093,343

LVIP Delaware Diversified Income Fund-7

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.05%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	745,000	$ 688,022
Coca-Cola Icecek AS 4.50% 1/20/29	550,000	489,500
		1,177,522
Biotechnology–1.18%
Amgen, Inc.
5.15% 3/2/28	1,255,000	1,253,870
5.25% 3/2/30	1,240,000	1,242,474
5.25% 3/2/33	16,687,000	16,708,284
Royalty Pharma PLC
1.75% 9/2/27	5,390,000	4,621,825
3.35% 9/2/51	2,758,000	1,776,809
		25,603,262
Building Materials–0.35%
μCemex SAB de CV 9.13% 3/14/28	752,000	761,586
GCC SAB de CV 3.61% 4/20/32	760,000	645,720
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,492,770
0.63% 4/6/30	1,700,000	1,479,599
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,354,751
UltraTech Cement Ltd. 2.80% 2/16/31	805,000	661,020
West China Cement Ltd. 4.95% 7/8/26	365,000	275,889
		7,671,335
Chemicals–0.55%
Braskem Netherlands Finance BV 7.25% 2/13/33	755,000	741,799
Celanese U.S. Holdings LLC
6.05% 3/15/25	3,740,000	3,724,719
6.17% 7/15/27	750,000	746,121
ICL Group Ltd. 6.38% 5/31/38	505,000	507,657
OCP SA
3.75% 6/23/31	440,000	363,053
5.13% 6/23/51	295,000	214,028
6.88% 4/25/44	305,000	279,295
Sasol Financing USA LLC
6.50% 9/27/28	515,000	459,851
8.75% 5/3/29	595,000	579,614
Sherwin-Williams Co. 3.30% 5/15/50	6,015,000	4,270,138
		11,886,275
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Coal–0.04%
Indika Energy Capital IV Pte. Ltd. 8.25% 10/22/25	865,000	$ 858,080
		858,080
Commercial Services–0.25%
Bidvest Group U.K. PLC 3.63% 9/23/26	825,000	734,044
ERAC USA Finance LLC
4.90% 5/1/33	1,235,000	1,206,783
5.40% 5/1/53	770,000	768,769
Hutama Karya Persero PT 3.75% 5/11/30	300,000	272,314
International Container Terminal Services, Inc. 4.75% 6/17/30	1,165,000	1,123,351
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	1,419,044
		5,524,305
Computers–0.13%
Apple, Inc. 4.30% 5/10/33	1,570,000	1,561,520
NCR Corp.
5.00% 10/1/28	635,000	566,693
5.13% 4/15/29	775,000	686,077
		2,814,290
Cosmetics & Personal Care–0.03%
Natura Cosmeticos SA 4.13% 5/3/28	710,000	614,202
		614,202
Diversified Financial Services–2.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,848,822
3.00% 10/29/28	3,769,000	3,258,876
3.40% 10/29/33	1,021,000	820,068
4.50% 9/15/23	171,000	170,358
6.50% 7/15/25	2,870,000	2,884,192
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,579,893
2.88% 1/15/32	4,270,000	3,428,590
3.00% 2/1/30	5,465,000	4,569,966
3.38% 7/1/25	1,255,000	1,189,455
μ4.13% 12/15/26	5,260,000	3,416,463
4.63% 10/1/28	3,740,000	3,515,171
5.85% 12/15/27	1,265,000	1,263,301
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	4,897,031
6.25% 4/15/28	4,760,000	4,748,338
BOC Aviation USA Corp. 4.88% 5/3/33	1,165,000	1,133,783

LVIP Delaware Diversified Income Fund-8

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	$ 4,116,748
6.50% 1/20/43	750,000	750,361
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	2,135,000	1,919,483
		47,510,899
Electric–3.73%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	820,000	728,242
AEP Texas, Inc. 5.40% 6/1/33	895,000	890,394
μAES Andes SA 7.13% 3/26/79	700,000	647,150
Alfa Desarrollo SpA 4.55% 9/27/51	726,401	532,997
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,883,355
Calpine Corp.
4.50% 2/15/28	896,000	811,177
5.00% 2/1/31	2,905,000	2,402,647
5.13% 3/15/28	855,000	763,004
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,459,164
Cikarang Listrindo Tbk PT 4.95% 9/14/26	775,000	738,120
Colbun SA 3.95% 10/11/27	605,000	573,010
Consorcio Transmantaro SA 5.20% 4/11/38	695,000	643,528
Duke Energy Carolinas LLC 4.95% 1/15/33	3,880,000	3,851,260
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,342,192
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,773,350
Enel Finance America LLC 2.88% 7/12/41	3,145,000	2,067,375
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,613,707
Entergy Louisiana LLC 4.95% 1/15/45	545,000	503,903
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,860,527
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,021,750
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	1,636,750
Exelon Corp. 5.30% 3/15/33	1,115,000	1,111,438
FirstEnergy Transmission LLC 4.55% 4/1/49	15,000	12,513
Israel Electric Corp. Ltd. 3.75% 2/22/32	750,000	639,667
JSW Hydro Energy Ltd. 4.13% 5/18/31	688,800	579,795
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	$ 4,380,850
Minejesa Capital BV 5.63% 8/10/37	545,000	426,461
Mong Duong Finance Holdings BV 5.13% 5/7/29	838,000	735,345
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	370,000	386,875
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	1,990,000	1,308,362
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	2,262,228
Oryx Funding Ltd. 5.80% 2/3/31	810,000	781,932
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	790,120
3.30% 8/1/40	6,427,000	4,329,952
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	452,403
5.25% 5/15/47	528,000	461,916
PG&E Corp. 5.25% 7/1/30	2,640,000	2,366,214
Public Service Co. of Colorado 5.25% 4/1/53	1,350,000	1,296,525
μSempra Energy 4.88% 10/15/25	1,155,000	1,074,229
Southern California Edison Co.
3.45% 2/1/52	2,806,000	2,006,860
3.65% 2/1/50	3,245,000	2,414,787
4.00% 4/1/47	1,745,000	1,385,478
4.88% 3/1/49	2,380,000	2,137,749
Southern Co. 5.70% 10/15/32	1,595,000	1,650,443
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,526,498
μVistra Corp. 7.00% 12/15/26	2,500,000	2,181,250
Vistra Operations Co. LLC 5.13% 5/13/25	4,660,000	4,543,295
		80,986,787
Energy-Alternate Sources–0.05%
Greenko Power II Ltd. 4.30% 12/13/28	598,237	519,219
Sweihan PV Power Co. PJSC 3.63% 1/31/49	598,752	482,105
		1,001,324
Engineering & Construction–0.41%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	2,934,620
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	652,543	607,071

LVIP Delaware Diversified Income Fund-9

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Cellnex Finance Co. SA 3.88% 7/7/41	5,404,000	$ 3,959,502
IHS Holding Ltd. 5.63% 11/29/26	745,000	648,448
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	1,035,000	818,047
		8,967,688
Entertainment–0.09%
Warnermedia Holdings, Inc. 5.14% 3/15/52	2,320,000	1,889,055
		1,889,055
Food–0.18%
Indofood CBP Sukses Makmur Tbk PT
3.54% 4/27/32	680,000	569,500
4.81% 4/27/52	325,000	237,229
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00% 2/2/29	2,627,000	2,227,722
3.75% 12/1/31	350,000	287,013
5.50% 1/15/30	620,000	594,766
		3,916,230
Gas–0.39%
Atmos Energy Corp. 2.85% 2/15/52	1,680,000	1,134,381
ENN Energy Holdings Ltd. 2.63% 9/17/30	905,000	756,285
Southern California Gas Co.
5.20% 6/1/33	2,325,000	2,294,135
5.75% 6/1/53	1,005,000	1,015,676
SouthernGas Capital Corp. 5.15% 9/15/32	3,227,000	3,204,933
		8,405,410
Health Care Products–0.11%
Baxter International, Inc. 3.13% 12/1/51	3,516,000	2,319,137
		2,319,137
Health Care Services–1.52%
Centene Corp. 3.38% 2/15/30	1,980,000	1,701,691
DaVita, Inc.
3.75% 2/15/31	1,500,000	1,199,298
4.63% 6/1/30	2,600,000	2,232,043
HCA, Inc.
3.50% 7/15/51	1,859,000	1,286,137
5.20% 6/1/28	1,305,000	1,294,387
Humana, Inc. 5.75% 3/1/28	899,000	914,725
Tenet Healthcare Corp.
4.25% 6/1/29	7,075,000	6,391,749
6.13% 10/1/28	2,760,000	2,657,052
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
4.20% 5/15/32	3,015,000	$ 2,878,305
4.50% 4/15/33	8,025,000	7,816,374
5.05% 4/15/53	4,636,000	4,607,938
		32,979,699
Housewares–0.02%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	525,000	509,250
		509,250
Insurance–1.73%
AIA Group Ltd. 3.38% 4/7/30	505,000	461,649
American International Group, Inc. 5.13% 3/27/33	3,935,000	3,842,695
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	11,807,448
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,627,811
3.95% 5/25/51	1,925,000	1,288,418
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	6,190,000	5,117,044
Brighthouse Financial, Inc.
3.85% 12/22/51	4,252,000	2,683,446
4.70% 6/22/47	885,000	677,286
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	5,490,000	5,600,953
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	2,508,785
Sagicor Financial Co. Ltd. 5.30% 5/13/28	850,000	801,937
		37,417,472
Internet–0.14%
Alibaba Group Holding Ltd. 2.70% 2/9/41	665,000	444,103
Amazon.com, Inc. 2.50% 6/3/50	2,540,000	1,689,079
Tencent Holdings Ltd.
2.88% 4/22/31	485,000	412,495
3.68% 4/22/41	540,000	416,705
		2,962,382
Investment Companies–0.04%
Gaci First Investment Co. 4.88% 2/14/35	360,000	343,800
Huarong Finance 2019 Co. Ltd. 3.88% 11/13/29	605,000	464,919
		808,719
Iron & Steel–0.11%
CSN Resources SA
5.88% 4/8/32	670,000	539,729

LVIP Delaware Diversified Income Fund-10

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
CSN Resources SA (continued)
7.63% 4/17/26	445,000	$ 441,387
**πMetinvest BV 7.75% 10/17/29	1,080,000	626,400
Vale Overseas Ltd. 6.13% 6/12/33	730,000	731,307
		2,338,823
Leisure Time–0.24%
Carnival Corp.
4.00% 8/1/28	1,105,000	979,604
7.63% 3/1/26	2,734,000	2,677,677
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,670,000	1,557,341
		5,214,622
Lodging–0.15%
MGM China Holdings Ltd.
4.75% 2/1/27	970,000	882,700
5.25% 6/18/25	340,000	325,732
Sands China Ltd.
3.75% 8/8/31	575,000	467,441
4.30% 1/8/26	750,000	705,197
Studio City Finance Ltd. 5.00% 1/15/29	1,180,000	874,409
		3,255,479
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	44,375
		44,375
Media–1.81%
Altice Financing SA 5.00% 1/15/28	665,000	531,444
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,565,428
3.85% 4/1/61	6,270,000	3,792,274
4.80% 3/1/50	1,635,000	1,233,605
Comcast Corp.
2.80% 1/15/51	948,000	627,522
3.75% 4/1/40	835,000	703,519
4.55% 1/15/29	4,450,000	4,369,882
4.80% 5/15/33	2,915,000	2,884,202
CSC Holdings LLC 4.63% 12/1/30	1,680,000	747,494
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	3,680,000	3,332,738
Discovery Communications LLC
4.00% 9/15/55	1,325,000	880,666
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC (continued)
4.13% 5/15/29	11,195,000	$ 10,216,529
5.20% 9/20/47	1,755,000	1,436,339
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,885,127
		39,206,769
Mining–0.98%
Anglo American Capital PLC 5.50% 5/2/33	865,000	845,099
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	535,000	468,423
Antofagasta PLC 5.63% 5/13/32	455,000	452,225
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	604,910
4.25% 7/17/42	200,000	171,265
First Quantum Minerals Ltd.
6.88% 10/15/27	470,000	458,485
7.50% 4/1/25	376,000	375,532
8.63% 6/1/31	4,155,000	4,258,376
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	6,250,000	5,956,222
Freeport Indonesia PT
5.32% 4/14/32	600,000	565,852
6.20% 4/14/52	345,000	310,969
Newmont Corp.
2.25% 10/1/30	3,720,000	3,047,766
2.60% 7/15/32	2,205,000	1,801,617
2.80% 10/1/29	131,000	112,614
Novelis Corp. 4.75% 1/30/30	1,445,000	1,284,182
Stillwater Mining Co. 4.50% 11/16/29	670,000	541,863
		21,255,400
Miscellaneous Manufacturing–0.29%
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,411,880
2.75% 4/1/31	3,420,000	2,856,030
		6,267,910
Office Business Equipment–0.24%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,005,626
3.28% 12/1/28	4,860,000	4,215,705
		5,221,331
Oil & Gas–1.85%
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,228,769
4.81% 2/13/33	2,263,000	2,230,111

LVIP Delaware Diversified Income Fund-11

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	$ 6,308,460
Canacol Energy Ltd. 5.75% 11/24/28	560,000	478,923
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,096,929
Diamondback Energy, Inc.
3.13% 3/24/31	4,105,000	3,516,252
4.25% 3/15/52	2,461,000	1,887,577
Ecopetrol SA
5.88% 11/2/51	550,000	363,986
6.88% 4/29/30	755,000	688,758
Energean Israel Finance Ltd.
4.88% 3/30/26	535,000	496,352
8.50% 9/30/33	450,000	448,875
Geopark Ltd. 5.50% 1/17/27	610,000	495,058
KazMunayGas National Co. JSC
4.75% 4/19/27	220,000	208,738
5.38% 4/24/30	550,000	510,130
Kosmos Energy Ltd. 7.75% 5/1/27	1,070,000	914,908
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	785,000	720,623
Murphy Oil Corp. 5.88% 12/1/27	3,525,000	3,424,483
Occidental Petroleum Corp. 6.13% 1/1/31	2,529,000	2,567,946
Oil & Gas Holding Co. BSCC 7.50% 10/25/27	210,000	212,530
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	2,270,872
Pertamina Persero PT 3.65% 7/30/29	410,000	377,892
Petroleos Mexicanos
6.70% 2/16/32	165,000	125,458
6.75% 9/21/47	839,000	526,827
7.69% 1/23/50	255,000	172,848
10.00% 2/7/33	820,000	751,113
Petronas Capital Ltd. 3.50% 4/21/30	500,000	461,050
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	530,000	481,305
SA Global Sukuk Ltd. 2.69% 6/17/31	290,000	249,253
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	182,562
3.50% 11/24/70	415,000	275,103
4.25% 4/16/39	880,000	773,775
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	741,000	603,619
Tullow Oil PLC 10.25% 5/15/26	612,000	465,114
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
YPF SA 6.95% 7/21/27	625,000	$ 512,907
		40,029,106
Oil & Gas Services–0.04%
Guara Norte Sarl 5.20% 6/15/34	862,154	754,815
		754,815
Packaging & Containers–0.34%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	3,934,000	3,379,180
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	3,270,000	3,248,773
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	795,000	675,408
		7,303,361
Pharmaceuticals–0.95%
AbbVie, Inc. 4.05% 11/21/39	3,000	2,612
Bausch Health Cos., Inc. 11.00% 9/30/28	1,669,000	1,185,491
CVS Health Corp.
1.88% 2/28/31	615,000	488,465
2.70% 8/21/40	4,745,000	3,312,164
3.75% 4/1/30	1,535,000	1,408,020
5.25% 1/30/31	1,085,000	1,081,595
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	2,670,000	2,659,940
5.11% 5/19/43	1,855,000	1,859,208
5.30% 5/19/53	1,545,000	1,606,308
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	7,631,000	5,374,843
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	475,000	430,873
6.75% 3/1/28	510,000	502,359
Zoetis, Inc. 5.40% 11/14/25	725,000	727,219
		20,639,097
Pipelines–2.32%
Acu Petroleo Luxembourg Sarl 7.50% 7/13/35	839,829	724,041
Cheniere Energy Partners LP 5.95% 6/30/33	1,960,000	1,965,704
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00% 2/1/29	3,383,000	3,158,876
EIG Pearl Holdings Sarl 4.39% 11/30/46	600,000	469,560
Enbridge, Inc. 5.70% 3/8/33	805,000	816,054

LVIP Delaware Diversified Income Fund-12

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP
6.25% 4/15/49	8,940,000	$ 8,731,507
μ6.50% 11/15/26	5,670,000	5,150,174
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,826,079
3.30% 2/15/53	4,245,000	3,029,053
5.35% 1/31/33	490,000	498,289
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	916,605	734,657
Greensaif Pipelines Bidco Sarl 6.51% 2/23/42	875,000	909,599
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,636,070
5.20% 6/1/33	1,750,000	1,695,885
NuStar Logistics LP
5.63% 4/28/27	420,000	403,578
6.38% 10/1/30	4,436,000	4,232,128
QazaqGaz NC JSC 4.38% 9/26/27	901,000	837,705
Sabine Pass Liquefaction LLC 5.75% 5/15/24	3,000	2,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,156,140
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,071,768
TMS Issuer Sarl 5.78% 8/23/32	535,000	549,262
Transportadora de Gas del Sur SA 6.75% 5/2/25	850,000	805,927
		50,405,051
Real Estate–0.08%
China Evergrande Group 10.00% 4/11/23	1,020,000	58,960
Country Garden Holdings Co. Ltd.
4.20% 2/6/26	459,000	142,906
7.25% 4/8/26	495,000	171,667
GLP Pte. Ltd. 3.88% 6/4/25	545,000	373,706
μMAF Global Securities Ltd. 7.88% 6/30/27	550,000	555,199
RKPF Overseas Ltd. 5.13% 7/26/26	430,000	193,895
Sino-Ocean Land Treasure IV Ltd.
2.70% 1/13/25	485,000	150,350
4.75% 8/5/29	485,000	96,569
		1,743,252
Real Estate Investment Trusts–0.96%
American Homes 4 Rent LP 3.63% 4/15/32	2,910,000	2,514,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	1,010,000	$ 754,396
Crown Castle, Inc.
1.05% 7/15/26	2,375,000	2,079,201
2.10% 4/1/31	6,742,000	5,392,332
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	4,613,939
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,535,398
VICI Properties LP 4.95% 2/15/30	3,840,000	3,602,227
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	259,361
		20,751,656
Retail–0.15%
Alsea SAB de CV 7.75% 12/14/26	390,000	386,999
Arcos Dorados BV 6.13% 5/27/29	555,000	539,787
CK Hutchison International 23 Ltd.
4.75% 4/21/28	540,000	534,039
4.88% 4/21/33	965,000	955,104
‡Future Retail Ltd. 5.60% 1/22/25	905,000	17,014
InRetail Consumer 3.25% 3/22/28	985,000	845,868
		3,278,811
Semiconductors–0.71%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	2,953,111
Entegris Escrow Corp. 4.75% 4/15/29	2,145,000	1,991,260
Micron Technology, Inc. 5.88% 9/15/33	5,410,000	5,360,948
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	1,965,000	1,374,644
4.30% 6/18/29	739,000	696,451
5.55% 12/1/28	845,000	850,239
SK Hynix, Inc.
1.50% 1/19/26	460,000	407,587
6.50% 1/17/33	625,000	630,976
TSMC Global Ltd. 4.63% 7/22/32	1,070,000	1,062,236
		15,327,452
Software–0.40%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,571,821
Oracle Corp.
3.60% 4/1/50	2,638,000	1,885,007

LVIP Delaware Diversified Income Fund-13

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
4.65% 5/6/30	785,000	$ 758,465
5.55% 2/6/53	2,563,000	2,481,863
		8,697,156
Sovereign–0.01%
**πState Agency of Roads of Ukraine 6.25% 6/24/30	855,000	179,550
		179,550
Telecommunications–2.00%
Altice France SA 5.50% 10/15/29	2,535,000	1,812,886
America Movil SAB de CV 4.70% 7/21/32	810,000	781,164
AT&T, Inc.
3.50% 6/1/41	2,994,000	2,298,447
3.50% 9/15/53	15,040,000	10,647,051
5.40% 2/15/34	1,655,000	1,657,843
Axian Telecom 7.38% 2/16/27	705,000	645,075
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	5,203,000	5,053,759
CT Trust 5.13% 2/3/32	530,000	425,376
Frontier Communications Holdings LLC
5.00% 5/1/28	3,740,000	3,226,910
5.88% 10/15/27	2,200,000	2,019,074
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	615,000	608,559
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	931,876	919,715
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	424,043
3.75% 4/15/27	4,155,000	3,933,146
5.05% 7/15/33	2,635,000	2,587,303
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	650,000	575,250
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,715,787
2.88% 11/20/50	1,945,000	1,267,143
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	3,560,000	2,878,467
		43,476,998
Transportation–0.24%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	2,790,000	1,907,339
Georgian Railway JSC 4.00% 6/17/28	935,000	801,516
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	810,959	715,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	1,150,000	$ 1,076,218
Rumo Luxembourg Sarl 5.25% 1/10/28	755,000	700,263
		5,201,327
Trucking & Leasing–0.01%
DAE Funding LLC 1.55% 8/1/24	300,000	284,768
		284,768
Total Corporate Bonds (Cost $928,782,889)		822,492,531
LOAN AGREEMENTS–3.21%
•Amentum Government Services Holdings LLC 9.15% (SOFR CME01M + 4.00%) 2/15/29	5,944,950	5,796,326
•Applied Systems, Inc.
8.54% (LIBOR03M + 3.00%) 9/19/24	1,530,705	1,532,144
11.99% (SOFR CME03M + 6.75%) 9/17/27	4,170,870	4,168,284
•Bausch & Lomb, Inc. 8.59% (SOFR CME03M + 3.25%) 5/10/27	1,053,952	1,021,016
•Berry Global, Inc. 6.97% (LIBOR01M + 1.75%) 7/1/26	1,312,402	1,310,394
•Calpine Corp.
7.20% (LIBOR01M + 2.00%) 4/5/26	576,000	575,125
7.70% (LIBOR01M + 2.50%) 12/16/27	457,138	456,530
•Castlelake Aviation Ltd.
8.00% (SOFR CME03M + 2.75%) 10/22/27	1,646,725	1,637,125
8.30% (LIBOR03M + 2.75%) 10/22/26	1,151,948	1,145,267
•Charter Communications Operating LLC 6.80% (SOFR CME03M + 1.75%) 2/1/27	1,123,401	1,115,908
•Connect Finco SARL 8.70% (LIBOR01M + 3.50%) 12/11/26	1,266,457	1,264,482
•Core & Main LP 7.69% (SOFR CME01M + 2.50%) 7/27/28	1,435,238	1,425,823
•Ensemble RCM LLC 8.90% (SOFR CME03M + 3.75%) 8/3/26	1,954	1,951
•Entegris, Inc. 7.58% (SOFRTE03M + 2.75%) 7/6/29	1,979,545	1,980,792
•Epicor Software Corp.
8.47% (SOFR CME01M + 3.25%) 7/30/27	1,240,135	1,223,244

LVIP Delaware Diversified Income Fund-14

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Epicor Software Corp. (continued)
12.83% (SOFR CME01M + 7.75%) 7/31/28	1,500,000	$ 1,496,565
•Frontier Communications Corp. 9.00% (LIBOR01M + 3.75%) 5/1/28	2,332,216	2,253,177
•Hamilton Projects Acquiror LLC 9.72% (SOFR CME01M + 4.50%) 6/17/27	1,099,447	1,087,078
•Hexion Holdings Corp. 9.78% (SOFRTE03M + 4.50%) 3/15/29	2,215,987	2,085,443
•Informatica LLC 8.00% (LIBOR01M + 2.75%) 10/27/28	1,086,250	1,082,513
•LSF9 Atlantis Holdings LLC 12.49% (SOFR CME03M + 7.25%) 3/31/29	2,378,437	2,345,734
•Mileage Plus Holdings LLC 10.76% (LIBOR03M + 5.25%) 6/21/27	1,720,000	1,784,861
∞Olympus Water U.S. Holding Corp. 0.00% 11/9/28	2,035,000	1,963,348
•Organon & Co. 8.25% (LIBOR01M + 3.00%) 6/2/28	2,949,915	2,945,313
•Pacific Gas & Electric Co. 8.22% (SOFR CME01M + 3.00%) 6/23/25	1,794,925	1,790,761
•Peraton Corp. 8.95% (SOFR CME01M + 3.75%) 2/1/28	2,053,571	2,013,608
•PQ Corp. 7.65% (LIBOR03M + 2.50%) 6/9/28	1,746	1,736
•RealPage, Inc. 8.22% (LIBOR01M + 3.00%) 4/24/28	1,175,050	1,148,318
•Russell Investments U.S. Inst'l Holdco, Inc. 8.70% (SOFR CME01M + 3.50%) 5/30/25	10	9
•Ryan Specialty Group LLC 8.20% (SOFR CME01M + 3.00%) 9/1/27	1,118,375	1,115,926
•Scientific Games International, Inc. 8.25% (SOFR CME01M + 3.00%) 4/14/29	3,252,088	3,243,438
•Sinclair Television Group, Inc. 8.95% (SOFR CME01M + 3.75%) 4/21/29	2,586,369	1,946,243
•Standard Industries, Inc. 7.69% (SOFR CME01M + 2.50%) 9/22/28	4,204,816	4,198,971
•Summit Materials Cos. I LLC 8.56% (LIBOR03M + 3.00%) 11/21/24	7	8
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ultimate Software Group, Inc. 8.27% (SOFR CME03M + 3.25%) 5/4/26	1,958,493	$ 1,919,930
•Vantage Specialty Chemicals, Inc. 9.90% (SOFR CME01M + 4.75%) 10/26/26	3,758,556	3,643,920
•ViaSat, Inc. 9.60% (SOFR CME01M + 4.50%) 3/2/29	4,761,900	4,596,424
•Virgin Media Bristol LLC 8.31% (SOFR CME06M + 3.25%) 3/31/31	421,000	416,714
•Vistra Operations Co. LLC 6.90% (LIBOR01M + 1.75%) 12/31/25	1,926,284	1,920,987
Total Loan Agreements (Cost $70,449,156)		69,655,436
MUNICIPAL BONDS–0.56%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24	292,711	280,380
Series A1 4.00% 7/1/35	635,810	590,945
Series A1 4.00% 7/1/37	675,370	606,095
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	12,807,909	10,566,525
Total Municipal Bonds (Cost $12,875,289)		12,043,945
NON-AGENCY ASSET-BACKED SECURITIES–2.52%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.29% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,114,992
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.71% 11/25/36	329,100	322,139
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	7,726,035
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,700,000	12,461,440
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	220,521
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.27% (LIBOR03M + 1.02%) 4/20/31	3,000,000	2,959,884
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	302,531	301,722
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,190,625	1,109,560

LVIP Delaware Diversified Income Fund-15

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	944,650	$ 899,514
•Man GLG U.S. CLO Series 2018-1A A1R 6.39% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,082,379
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,400,265
•Saranac CLO VII Ltd. Series 2014-2A A1AR 6.61% (LIBOR03M + 1.23%) 11/20/29	1,383,763	1,376,036
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.37% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,562,538
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	429,417	428,330
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.39% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,280,938
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.58% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,477,728
Total Non-Agency Asset-Backed Securities (Cost $58,960,995)		54,724,021
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.78%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	27,784	24,995
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	946,705	809,285
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,852,611	3,298,197
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,110,125	3,307,848
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	218,218	196,531
Series 2014-2 B2 3.41% 6/25/29	81,567	73,088
Series 2015-4 B1 3.55% 6/25/45	598,971	534,631
Series 2015-4 B2 3.55% 6/25/45	429,697	383,540
Series 2016-4 B1 3.82% 10/25/46	377,999	342,695
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2016-4 B2 3.82% 10/25/46	697,104	$ 631,997
Series 2017-1 B3 3.45% 1/25/47	1,454,345	1,257,743
Series 2017-2 A3 3.50% 5/25/47	123,957	109,024
Series 2020-2 A3 3.50% 7/25/50	183,685	161,540
Series 2020-7 A3 3.00% 1/25/51	735,717	621,322
Series 2021-1 A3 2.50% 6/25/51	1,391,749	1,121,826
Series 2021-10 A3 2.50% 12/25/51	2,760,839	2,218,485
Series 2021-11 A3 2.50% 1/25/52	7,552,719	6,060,761
Series 2021-13 B1 3.14% 4/25/52	3,164,063	2,438,380
•JP Morgan Trust
Series 2015-1 B2 6.19% 12/25/44	617,875	606,716
Series 2015-5 B2 6.35% 5/25/45	511,617	506,042
Series 2015-6 B1 3.52% 10/25/45	377,394	345,109
Series 2015-6 B2 3.52% 10/25/45	365,600	334,324
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	722,225	584,270
Series 2021-4 A3 2.50% 7/25/51	1,376,672	1,099,348
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	274,160	256,069
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,371,613	1,103,023
Series 2021-6 A1 2.50% 12/25/51	2,683,533	2,153,011
•Sequoia Mortgage Trust
Series 2015-1 B2 3.92% 1/25/45	259,567	242,120
Series 2015-2 B2 3.76% 5/25/45	2,513,805	2,297,912
Series 2017-5 B1 3.78% 8/25/47	3,091,634	2,763,487
Series 2020-4 A2 2.50% 11/25/50	954,790	772,155
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	36,195	35,502
Series 2017-2 A1 2.75% 4/25/57	17,941	17,661

LVIP Delaware Diversified Income Fund-16

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust (continued)
Series 2017-4 M1 3.25% 6/25/57	1,505,000	$ 1,326,476
Series 2018-1 A1 3.00% 1/25/58	263,196	251,155
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	305,990	258,345
Total Non-Agency Collateralized Mortgage Obligations (Cost $46,555,503)		38,544,613
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.83%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,283,203
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,423,231
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,169,521
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,245,296
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	3,885,497
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,151,711
Series 2022-BNK39 A4 2.93% 2/15/55	4,977,000	4,150,842
•Series 2022-BNK39 B 3.35% 2/15/55	1,600,000	1,106,926
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	890,638
•Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,474,913
•Series 2022-BNK41 A4 3.92% 4/15/65	2,250,000	2,013,703
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,500,000	2,029,621
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,213,807
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,015,959
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	13,036,375
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	1,921,294
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,480,017
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,533,558
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,603,537
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	$ 2,280,978
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	2,607,999
•Series 2022-B33 B 3.74% 3/15/55	1,600,000	1,244,968
•Series 2022-B33 C 3.74% 3/15/55	1,600,000	1,054,565
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,048,816
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,562,345
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,446,746
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,113,445
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,623,257
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,233,641
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,264,541
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,649,158
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,427,977
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,356,950
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,678,836
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,809,455
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,660,435
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,716,337
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,025,251
Series 2019-GC39 A4 3.57% 5/10/52	820,000	729,186
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	11,836,324
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	4,893,353
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,132,361

LVIP Delaware Diversified Income Fund-17

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust (continued)
Series 2015-JP1 A5 3.91% 1/15/49		1,590,000	$ 1,501,549
Series 2016-JP2 A4 2.82% 8/15/49		4,995,000	4,542,224
Series 2016-JP2 AS 3.06% 8/15/49		3,095,000	2,776,578
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48		2,947,300	2,776,852
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49		2,080,000	1,887,491
Series 2017-C7 A5 3.41% 10/15/50		3,425,000	3,105,088
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47		1,640,000	1,591,522
Series 2015-C26 A5 3.53% 10/15/48		1,970,000	1,851,765
Series 2016-C29 A4 3.33% 5/15/49		1,620,000	1,508,491
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,057,720
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	6,729,789
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46		256,800	239,642
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,118,088
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,170,519
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,324,432
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,220,672
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $227,724,181)			191,428,995
ΔSOVEREIGN BONDS–1.01%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	250,976
			250,976
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	270,963
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Angola (continued)
Angolan Government International Bonds (continued)
8.75% 4/14/32	200,000	$ 167,950
		438,913
Argentina—0.02%
Argentina Government International Bonds
φ0.50% 7/9/30	1,064,158	353,371
1.00% 7/9/29	47,491	15,373
φ1.50% 7/9/35	231,767	69,138
		437,882
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32	413,000	352,652
		352,652
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30	400,000	408,160
		408,160
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32	400,000	390,000
5.00% 7/15/32	430,000	419,250
		809,250
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30	509,000	450,712
4.75% 1/14/50	325,000	238,656
5.00% 1/27/45	338,000	263,110
6.00% 10/20/33	200,000	197,706
		1,150,184
Chile—0.03%
Chile Government International Bonds
3.10% 5/7/41	344,000	257,822
3.50% 1/25/50	501,000	375,465
		633,287
Colombia—0.03%
Colombia Government International Bonds
3.25% 4/22/32	520,000	384,311
5.00% 6/15/45	242,000	168,019
5.20% 5/15/49	300,000	205,725
		758,055
Costa Rica—0.02%
Costa Rica Government International Bonds
5.63% 4/30/43	200,000	171,464
7.16% 3/12/45	230,000	227,436
		398,900

LVIP Delaware Diversified Income Fund-18

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic—0.05%
Dominican Republic International Bonds
4.88% 9/23/32	1,025,000	$ 871,141
5.50% 2/22/29	200,000	186,885
		1,058,026
Ecuador—0.01%
Ecuador Government International Bonds
^0.00% 7/31/30	48,209	13,878
φ2.50% 7/31/35	446,320	153,770
φ5.50% 7/31/30	170,310	81,890
		249,538
Egypt—0.03%
Egypt Government International Bonds
5.75% 5/29/24	275,000	248,188
8.70% 3/1/49	679,000	364,506
		612,694
El Salvador—0.01%
El Salvador Government International Bonds 6.38% 1/18/27	247,000	171,348
		171,348
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31	275,000	217,937
		217,937
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27	256,000	108,708
		108,708
Honduras—0.01%
Honduras Government International Bonds 6.25% 1/19/27	200,000	181,569
		181,569
Hungary—0.01%
Hungary Government International Bonds 6.75% 9/25/52	200,000	206,090
		206,090
Indonesia—0.03%
Indonesia Government International Bonds
4.63% 4/15/43	230,000	217,714
4.65% 9/20/32	200,000	195,672
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51	200,000	151,153
		564,539
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast—0.03%
Ivory Coast Government International Bonds 6.13% 6/15/33		782,000	$ 684,219
			684,219
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	234,122
			234,122
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	263,336
			263,336
Kenya—0.01%
Kenya Government International Bonds
6.30% 1/23/34		200,000	150,565
8.00% 5/22/32		200,000	168,426
			318,991
Lebanon—0.00%
‡Lebanon Government International Bonds 6.25% 5/27/22		983,000	62,753
			62,753
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	696,858
4.88% 5/19/33		300,000	286,218
6.34% 5/4/53		200,000	203,732
6.35% 2/9/35		200,000	210,258
			1,397,066
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	200,000	198,898
2.38% 12/15/27		200,000	174,539
			373,437
Nigeria—0.04%
Nigeria Government International Bonds
7.38% 9/28/33		346,000	271,980
7.88% 2/16/32		452,000	378,384
8.38% 3/24/29		250,000	224,687
			875,051
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		430,000	412,432
			412,432

LVIP Delaware Diversified Income Fund-19

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Pakistan—0.00%
Pakistan Government International Bonds 7.38% 4/8/31		200,000	$ 91,000
			91,000
Panama—0.01%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	170,900
			170,900
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33		324,000	257,867
4.95% 4/28/31		300,000	287,808
5.40% 3/30/50		245,000	208,990
			754,665
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30		468,000	409,556
			409,556
Poland—0.03%
Bank Gospodarstwa Krajowego 5.38% 5/22/33		645,000	641,164
			641,164
Qatar—0.03%
Qatar Government International Bonds 4.40% 4/16/50		669,000	607,954
			607,954
Saudi Arabia—0.02%
Saudi Government International Bonds
4.50% 10/26/46		375,000	327,985
4.88% 7/18/33		200,000	199,620
			527,605
Senegal—0.02%
Senegal Government International Bonds 6.75% 3/13/48		673,000	480,246
			480,246
Serbia—0.01%
Serbia International Bonds 3.13% 5/15/27	EUR	300,000	293,599
			293,599
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	259,947
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa (continued)
Republic of South Africa Government International Bonds (continued)
5.75% 9/30/49		501,000	$ 353,556
			613,503
Sri Lanka—0.02%
Sri Lanka Government International Bonds
6.20% 5/11/27		542,000	244,120
7.55% 3/28/30		200,000	90,080
			334,200
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	236,250
			236,250
Turkey—0.06%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	320,705
Turkey Government International Bonds
7.63% 4/26/29		722,000	680,731
9.13% 7/13/30		240,000	237,830
			1,239,266
Ukraine—0.02%
**πUkraine Government International Bonds 7.75% 9/1/28		1,434,000	340,136
			340,136
Uruguay—0.02%
Uruguay Government International Bonds 4.38% 1/23/31		410,206	404,096
			404,096
Uzbekistan—0.05%
Republic of Uzbekistan International Bonds
4.75% 11/16/28		380,000	312,491
5.38% 2/20/29		694,000	634,169
Uzbekneftegaz JSC 4.75% 11/16/28		250,000	205,586
			1,152,246
Total Sovereign Bonds (Cost $28,117,155)			21,926,501
SUPRANATIONAL BANK–0.01%
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	237,762
Total Supranational Bank (Cost $362,006)			237,762

LVIP Delaware Diversified Income Fund-20

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–9.69%
U.S. Treasury Bonds
2.25% 8/15/46	37,530,000	$ 27,418,890
3.63% 2/15/53	34,770,000	33,368,334
3.63% 5/15/53	7,390,000	7,102,483
3.88% 2/15/43	29,660,000	28,918,500
3.88% 5/15/43	8,140,000	7,942,859
•U.S. Treasury Floating Rate Notes
5.39% 10/31/24 (USBMMY3M + 0.14%)	28,370,000	28,394,629
5.45% 1/31/25 (USBMMY3M + 0.20%)	7,095,000	7,107,128
U.S. Treasury Notes
3.38% 5/15/33	3,800,000	3,664,625
3.50% 1/31/30	21,855,000	21,207,033
3.75% 5/31/30	3,430,000	3,382,302
4.00% 6/30/28	30,480,000	30,313,313
4.13% 6/15/26	10,050,000	9,948,715
4.63% 6/30/25	1,355,000	1,348,807
Total U.S. Treasury Obligations (Cost $221,535,471)		210,117,618

	Number of Shares	Value (U.S. $)
COMMON STOCK–0.05%
=†Grupo Aeromexico SAB de CV	74,288	$ 1,085,003
Total Common Stock (Cost $1,214,271)		1,085,003
MONEY MARKET FUND–3.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	84,386,566	84,386,566
Total Money Market Fund (Cost $84,386,566)		84,386,566

TOTAL INVESTMENTS–99.86% (Cost $2,388,619,427)	2,165,595,612

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	3,065,638
NET ASSETS APPLICABLE TO 244,304,982 SHARES OUTSTANDING–100.00%	$2,168,661,250
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND STANDARD CLASS ($315,631,927 / 35,364,775 Shares)	$8.925
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED INCOME FUND SERVICE CLASS ($1,853,029,323 / 208,940,207 Shares)	$8.869
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,549,808,453
Distributable earnings/(accumulated loss)	(381,147,203)
TOTAL NET ASSETS	$2,168,661,250

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
** Security is in default
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Delaware Diversified Income Fund-21

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
∞ Delayed settlement. Interest rate to be determined upon settlement date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $1,554,286, which represented 0.07% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Metinvest BV	10/1/2019	$ 796,303	$ 626,400
MHP Lux SA	9/12/2019	778,649	408,200
State Agency of Roads of Ukraine	6/18/2021	837,381	179,550
Ukraine Government International Bonds	10/16/2015	1,461,256	340,136
Total		$3,873,589	$1,554,286

★ Includes $7,843,000 cash collateral held at broker for futures contracts, $197,556 expense reimbursement receivable from Lincoln Financial Investments Corporation, $224,347 variation margin due from broker on futures contracts, $37,626,964 payable for securities purchased, $328,397 payable for fund shares redeemed, $340,080 other accrued expenses payable and $1,544,546 due to manager and affiliates as of June 30, 2023.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(1,821,000)	USD	2,008,549	7/14/23	$20,039	$—
JPMC	EUR	(9,559,540)	USD	10,512,179	8/25/23	51,381	—
Total Foreign Currency Exchange Contracts						$71,420	$—
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
751	U.S. Treasury 10 yr Notes	$ 84,311,484	$ 85,909,071	9/20/23	$ —	$(1,597,587)
(224)	U.S. Treasury 10 yr Ultra Notes	(26,530,000)	(26,849,739)	9/20/23	319,739	—
(148)	U.S. Treasury 2 yr Notes	(30,094,875)	(30,522,263)	9/29/23	427,388	—
3,377	U.S. Treasury 5 yr Notes	361,655,594	368,465,740	9/29/23	—	(6,810,146)
90	U.S. Treasury Bonds	12,259,688	12,117,838	9/20/23	141,850	—
118	U.S. Treasury Long Bonds	14,974,937	14,967,825	9/20/23	7,112	—
Total Futures Contracts					$896,089	$(8,407,733)
LVIP Delaware Diversified Income Fund-22

LVIP Delaware Diversified Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	4,754,000	(1.00%)	6/20/26	$(20,783)	$89,601	$—	$(110,384)
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	2,175,000	(1.00%)	6/20/28	2,126	9,105	—	(6,979)
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(53,175)	(3,366)	—	(49,809)
Total CDS Contracts					$95,340	$—	$(167,172)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund-23

LVIP Delaware Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 49,146,463
Foreign taxes refunded	10,074
49,156,537
EXPENSES:
Management fees	6,331,551
Distribution fees-Service Class	2,779,755
Shareholder servicing fees	314,235
Accounting and administration expenses	216,137
Professional fees	53,717
Trustees’ fees and expenses	38,220
Custodian fees	35,206
Pricing fees	31,725
Reports and statements to shareholders	22,959
Consulting fees	1,902
Other	23,909
9,849,316
Less:
Expenses reimbursed	(1,218,285)
Total operating expenses	8,631,031
NET INVESTMENT INCOME	40,525,506
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(41,821,653)
Foreign currencies	(7,590)
Foreign currency exchange contracts	(533,108)
Futures contracts	1,698,487
Options purchased	(654,578)
Swap contracts	460,225
Net realized loss	(40,858,217)
Net change in unrealized appreciation (depreciation) of:
Investments	51,829,365
Foreign currencies	115,194
Foreign currency exchange contracts	434,888
Futures contracts	(7,560,451)
Swap contracts	(187,236)
Net change in unrealized appreciation (depreciation)	44,631,760
NET REALIZED AND UNREALIZED GAIN	3,773,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 44,299,049
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 40,525,506	$ 68,016,840
Net realized loss	(40,858,217)	(147,196,267)
Net change in unrealized appreciation (depreciation)	44,631,760	(303,670,230)
Net increase (decrease) in net assets resulting from operations	44,299,049	(382,849,657)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,275,148)
Service Class	—	(61,766,236)
Return of capital:
Standard Class	—	(266,610)
Service Class	—	(1,619,450)
	—	(74,927,444)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,192,356	36,013,437
Service Class	61,179,230	92,690,768
Reinvestment of dividends and distributions:
Standard Class	—	11,541,758
Service Class	—	63,385,686
	83,371,586	203,631,649
Cost of shares redeemed:
Standard Class	(22,421,710)	(60,266,154)
Service Class	(94,535,665)	(326,741,615)
	(116,957,375)	(387,007,769)
Decrease in net assets derived from capital share transactions	(33,585,789)	(183,376,120)
NET INCREASE (DECREASE) IN NET ASSETS	10,713,260	(641,153,221)
NET ASSETS:
Beginning of period	2,157,947,990	2,799,101,211
End of period	$2,168,661,250	$2,157,947,990
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund-24

LVIP Delaware Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Income Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 8.735	$ 10.533	$ 11.560	$ 10.710	$ 9.990	$ 10.540
Income (loss) from investment operations:
Net investment income[3]	0.177	0.296	0.247	0.270	0.310	0.340
Net realized and unrealized gain (loss)	0.013	(1.756)	(0.402)	0.890	0.710	(0.560)
Total from investment operations	0.190	(1.460)	(0.155)	1.160	1.020	(0.220)
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.553)	(0.310)	(0.300)	(0.330)
Net realized gain	—	(0.020)	(0.318)	—	—	—
Return of capital	—	(0.008)	(0.001)	—	—	—
Total dividends and distributions	—	(0.338)	(0.872)	(0.310)	(0.300)	(0.330)
Net asset value, end of period	$ 8.925	$ 8.735	$ 10.533	$ 11.560	$ 10.710	$ 9.990
Total return[4]	2.16%	(13.86%)	(1.30%)	11.04%	10.43% [5]	(2.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$315,632	$ 309,107	$385,982	$386,607	$ 348,697	$323,184
Ratio of expenses to average net assets	0.54%	0.54%	0.56%	0.60%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.63%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets	4.00%	3.12%	2.26%	2.42%	2.92%	3.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.89%	3.01%	2.19%	2.38%	2.90%	3.38%
Portfolio turnover	53%	96%	280%	132%	171%	143%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund-25

LVIP Delaware Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Income Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 8.693	$ 10.481	$ 11.470	$ 10.630	$ 9.920	$ 10.460
Income (loss) from investment operations:
Net investment income[3]	0.163	0.266	0.213	0.230	0.270	0.310
Net realized and unrealized gain (loss)	0.013	(1.746)	(0.403)	0.880	0.710	(0.550)
Total from investment operations	0.176	(1.480)	(0.190)	1.110	0.980	(0.240)
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.480)	(0.270)	(0.270)	(0.300)
Net realized gain	—	(0.020)	(0.318)	—	—	—
Return of capital	—	(0.008)	(0.001)	—	—	—
Total dividends and distributions	—	(0.308)	(0.799)	(0.270)	(0.270)	(0.300)
Net asset value, end of period	$ 8.869	$ 8.693	$ 10.481	$ 11.470	$ 10.630	$ 9.920
Total return[4]	2.02%	(14.12%)	(1.62%)	10.69%	10.08% [5]	(2.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,853,029	$1,848,841	$2,413,119	$2,362,602	$2,199,174	$2,033,837
Ratio of expenses to average net assets	0.84%	0.84%	0.86%	0.90%	0.92%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.93%	0.94%	0.94%	0.95%
Ratio of net investment income to average net assets	3.70%	2.82%	1.96%	2.12%	2.62%	3.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.59%	2.71%	1.89%	2.08%	2.60%	3.08%
Portfolio turnover	53%	96%	280%	132%	171%	143%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Income Fund-26

LVIP Delaware Diversified Income Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Delaware Diversified Income Fund-27

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Delaware Diversified Income Fund is $63,057 and $63,144 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	Total
LFI	$ 1,633,948	$ 2,542,450	$ 4,176,398
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
LVIP Delaware Diversified Income Fund-28

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$89,634
Legal	14,381
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,777 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 197,556
Management fees payable to LFI	1,037,911
Distribution fees payable to LFD	455,159
Shareholder servicing fees payable to Lincoln Life	51,476
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$280,285,927
Purchases of U.S. government securities	855,374,898
Sales other than U.S. government securities	310,997,799
Sales of U.S. government securities	806,124,511
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,388,619,427
Aggregate unrealized appreciation of investments and derivatives	$ 6,206,572
Aggregate unrealized depreciation of investments and derivatives	(236,834,289)
Net unrealized depreciation of investments and derivatives	$ (230,627,717)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP Delaware Diversified Income Fund-29

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 57,783,570	$ —	$ 57,783,570
Agency Commercial Mortgage-Backed Securities	—	4,935,905	—	4,935,905
Agency Mortgage-Backed Securities	—	588,055,642	—	588,055,642
Agency Obligation	—	515,387	—	515,387
Convertible Bonds	—	7,662,117	—	7,662,117
Corporate Bonds	—	822,492,531	—	822,492,531
Loan Agreements	—	69,655,436	—	69,655,436
Municipal Bonds	—	12,043,945	—	12,043,945
Non-Agency Asset-Backed Securities	—	54,724,021	—	54,724,021
Non-Agency Collateralized Mortgage Obligations	—	38,544,613	—	38,544,613
Non-Agency Commercial Mortgage-Backed Securities	—	191,428,995	—	191,428,995
Sovereign Bonds	—	21,926,501	—	21,926,501
Supranational Bank	—	237,762	—	237,762
U.S. Treasury Obligations	—	210,117,618	—	210,117,618
Common Stock	—	—	1,085,003	1,085,003
Money Market Fund	84,386,566	—	—	84,386,566
Total Investments	$84,386,566	$2,080,124,043	$1,085,003	$2,165,595,612
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 71,420	$—	$ 71,420
Futures Contracts	$ 896,089	$ —	$—	$ 896,089
Liabilities:
Futures Contracts	$(8,407,733)	$ —	$—	$(8,407,733)
Swap Contracts	$ —	$(167,172)	$—	$ (167,172)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund-30

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,484,230	3,816,240
Service Class	6,880,669	9,852,686
Shares reinvested:
Standard Class	—	1,318,760
Service Class	—	7,277,374
	9,364,899	22,265,060
Shares redeemed:
Standard Class	(2,505,210)	(6,393,861)
Service Class	(10,618,918)	(34,688,068)
	(13,124,128)	(41,081,929)
Net decrease	(3,759,229)	(18,816,869)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Delaware Diversified Income Fund-31

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund posted $7,843,000 cash collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2023, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.   No options contracts were outstanding at June 30, 2023.   During the six months ended June 30, 2023, the Fund had open options contracts with a notional of $654,578 for 3 days.
During the six months ended June 30, 2023, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2023, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Statement of Net Assets, at June 30, 2023, the notional value of the protection sold was USD 3,900,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit
LVIP Delaware Diversified Income Fund-32

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2023, net unrealized depreciation of the protection sold was $49,809.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 71,420	Receivables and other assets net of liabilities	$ —
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	896,089	Receivables and other assets net of liabilities	(8,407,733)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(167,172)
Total		$967,509		$(8,574,905)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (533,108)	$ 434,888
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,698,487	(7,560,451)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(654,578)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	460,225	(187,236)
Total		$ 971,026	$(7,312,799)
LVIP Delaware Diversified Income Fund-33

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$624,089	$12,975,798
Futures contracts (average notional value)	375,973,138	49,116,063
CDS contracts (average notional value)*	3,793,429	8,285,571

*Long represents buying protection and short represents selling protection.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$71,420	$(167,172)	$(95,752)
Total	$71,420	$(167,172)	$(95,752)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(95,752)	$—	$—	$—	$—	$(95,752)
Total	$(95,752)	$—	$—	$—	$—	$(95,752)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP Delaware Diversified Income Fund-34

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London
LVIP Delaware Diversified Income Fund-35

LVIP Delaware Diversified Income Fund
Notes to Financial Statements (continued)
 9. Recent Accounting Pronouncements (continued)
Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Income Fund-36

LVIP Delaware Diversified Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Income Fund-37

LVIP Delaware High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,045.60	0.74%	$3.75
Service Class Shares	1,000.00	1,044.10	1.04%	5.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.74%	$3.71
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware High Yield Fund-1

LVIP Delaware High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	83.85%
Advertising	0.65%
Aerospace & Defense	1.52%
Airlines	2.41%
Auto Manufacturers	2.48%
Auto Parts & Equipment	1.04%
Banks	0.06%
Building Materials	0.87%
Chemicals	1.30%
Commercial Services	1.83%
Computers	1.53%
Diversified Financial Services	3.99%
Electric	2.40%
Electronics	0.59%
Entertainment	2.07%
Food	0.53%
Forest Products & Paper	0.24%
Health Care Products	0.94%
Health Care Services	3.67%
Insurance	3.24%
Internet	1.26%
Leisure Time	3.57%
Lodging	1.02%
Media	7.33%
Metal Fabricate & Hardware	0.86%
Mining	3.43%
Office Business Equipment	0.76%
Oil & Gas	6.17%
Oil & Gas Services	1.72%
Packaging & Containers	2.38%
Pharmaceuticals	1.43%
Pipelines	4.29%
Real Estate Investment Trusts	0.85%
Retail	7.21%
Semiconductors	1.50%
Software	0.85%
Telecommunications	7.86%
Loan Agreements	10.09%
Municipal Bond	0.47%
Money Market Fund	4.36%
Total Investments	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	5.08%
BB	45.91%
B	31.70%
CCC	14.42%
Non-Rated	2.89%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware High Yield Fund-2

LVIP Delaware High Yield Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–83.85%
Advertising–0.65%
CMG Media Corp. 8.88% 12/15/27	1,460,000	$ 1,023,235
		1,023,235
Aerospace & Defense–1.52%
Bombardier, Inc.
6.00% 2/15/28	932,000	880,837
7.50% 2/1/29	265,000	261,911
TransDigm, Inc. 4.63% 1/15/29	1,395,000	1,240,933
		2,383,681
Airlines–2.41%
Air Canada 3.88% 8/15/26	855,000	792,459
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	808,904	785,429
Azul Investments LLP
5.88% 10/26/24	485,000	409,614
7.25% 6/15/26	200,000	158,948
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	478,499
Grupo Aeromexico SAB de CV 8.50% 3/17/27	1,280,000	1,145,497
		3,770,446
Auto Manufacturers–2.48%
Allison Transmission, Inc. 5.88% 6/1/29	1,560,000	1,521,507
Ford Motor Co. 4.75% 1/15/43	550,000	422,848
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	469,587
4.13% 8/17/27	560,000	511,361
4.54% 8/1/26	510,000	479,397
7.35% 3/6/30	460,000	469,771
		3,874,471
Auto Parts & Equipment–1.04%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	775,000	776,268
Goodyear Tire & Rubber Co. 5.25% 7/15/31	975,000	847,031
		1,623,299
Banks–0.06%
‡SVB Financial Group 4.10% 2/15/31	1,425,000	99,737
		99,737
Building Materials–0.87%
CP Atlas Buyer, Inc. 7.00% 12/1/28	525,000	412,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc. 3.38% 1/15/31	1,176,000	$ 946,731
		1,358,856
Chemicals–1.30%
Chemours Co. 5.75% 11/15/28	1,445,000	1,327,796
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	712,612
		2,040,408
Commercial Services–1.83%
ADT Security Corp. 4.13% 8/1/29	970,000	837,837
Gartner, Inc. 4.50% 7/1/28	765,000	714,671
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	530,079
United Rentals North America, Inc. 3.88% 2/15/31	905,000	783,548
		2,866,135
Computers–1.53%
NCR Corp.
5.00% 10/1/28	460,000	410,518
5.13% 4/15/29	400,000	354,104
5.25% 10/1/30	935,000	812,892
Seagate HDD Cayman
5.75% 12/1/34	450,000	399,128
8.25% 12/15/29	405,000	423,010
		2,399,652
Diversified Financial Services–3.99%
μAerCap Holdings NV 5.88% 10/10/79	1,723,000	1,625,006
μAir Lease Corp. 4.65% 6/15/26	905,000	755,277
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,301,547
Midcap Financial Issuer Trust 6.50% 5/1/28	1,145,000	1,019,050
NFP Corp.
6.88% 8/15/28	1,340,000	1,163,147
7.50% 10/1/30	390,000	377,600
		6,241,627
Electric–2.40%
Calpine Corp.
4.63% 2/1/29	320,000	269,978
5.00% 2/1/31	1,005,000	831,208
5.13% 3/15/28	565,000	504,207
μVistra Corp.
7.00% 12/15/26	1,645,000	1,435,263
8.00% 10/15/26	760,000	710,592
		3,751,248
LVIP Delaware High Yield Fund-3

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.59%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	$ 916,993
		916,993
Entertainment–2.07%
Caesars Entertainment, Inc. 8.13% 7/1/27	918,000	939,544
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,320,000	1,161,600
Scientific Games International, Inc. 7.25% 11/15/29	1,135,000	1,136,419
		3,237,563
Food–0.53%
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	827,535
		827,535
Forest Products & Paper–0.24%
Domtar Corp. 6.75% 10/1/28	439,000	372,715
		372,715
Health Care Products–0.94%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	774,843
Medline Borrower LP 3.88% 4/1/29	795,000	690,905
		1,465,748
Health Care Services–3.67%
CHS/Community Health Systems, Inc. 4.75% 2/15/31	955,000	721,773
DaVita, Inc.
3.75% 2/15/31	490,000	391,771
4.63% 6/1/30	1,325,000	1,137,483
HCA, Inc. 7.58% 9/15/25	580,000	599,288
Heartland Dental LLC/Heartland Dental Finance Corp. 8.50% 5/1/26	920,000	823,048
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29	311,000	230,140
Tenet Healthcare Corp.
4.38% 1/15/30	1,025,000	924,955
6.13% 10/1/28	625,000	601,688
6.75% 5/15/31	305,000	305,743
		5,735,889
Insurance–3.24%
HUB International Ltd. 5.63% 12/1/29	985,000	883,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,555,000	$ 1,586,427
10.50% 12/15/30	1,210,000	1,213,725
USI, Inc. 6.88% 5/1/25	1,400,000	1,389,500
		5,073,277
Internet–1.26%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	835,995
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	1,280,000	1,130,496
		1,966,491
Leisure Time–3.57%
Carnival Corp.
5.75% 3/1/27	2,475,000	2,278,460
6.00% 5/1/29	200,000	178,567
7.63% 3/1/26	485,000	475,009
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,839,000	2,647,480
		5,579,516
Lodging–1.02%
Boyd Gaming Corp.
4.75% 12/1/27	965,000	914,316
4.75% 6/15/31	755,000	674,483
		1,588,799
Media–7.33%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	548,319
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,011,720
4.50% 5/1/32	230,000	183,645
5.38% 6/1/29	765,000	691,633
6.38% 9/1/29	830,000	781,992
CSC Holdings LLC
4.63% 12/1/30	945,000	420,466
5.00% 11/15/31	895,000	416,809
5.75% 1/15/30	1,860,000	878,236
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	587,004
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,598,446
DISH DBS Corp. 5.75% 12/1/28	1,400,000	1,041,297
Gray Escrow II, Inc. 5.38% 11/15/31	2,180,000	1,444,877

LVIP Delaware High Yield Fund-4

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Media, Inc. 4.75% 11/1/28	680,000	$ 589,910
Sirius XM Radio, Inc. 4.00% 7/15/28	920,000	799,362
VZ Secured Financing BV 5.00% 1/15/32	595,000	479,193
		11,472,909
Metal Fabricate & Hardware–0.86%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,348,342
		1,348,342
Mining–3.43%
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	663,340
7.50% 4/1/25	579,000	578,279
8.63% 6/1/31	1,160,000	1,188,861
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	652,294
6.13% 4/15/32	310,000	295,429
Novelis Corp.
3.25% 11/15/26	195,000	176,508
3.88% 8/15/31	195,000	160,409
4.75% 1/30/30	1,850,000	1,644,108
		5,359,228
Office Business Equipment–0.76%
CDW LLC/CDW Finance Corp. 3.57% 12/1/31	1,405,000	1,185,567
		1,185,567
Oil & Gas–6.17%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	905,523
7.00% 11/1/26	475,000	459,643
Callon Petroleum Co.
7.50% 6/15/30	975,000	920,275
8.00% 8/1/28	615,000	608,179
CNX Resources Corp. 6.00% 1/15/29	1,310,000	1,214,248
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	983,420
6.00% 2/1/31	150,000	133,707
6.25% 4/15/32	553,000	492,930
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,680,488
Occidental Petroleum Corp. 4.50% 7/15/44	215,000	163,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Southwestern Energy Co.
5.38% 2/1/29	155,000	$ 145,958
5.38% 3/15/30	1,315,000	1,227,162
Vital Energy, Inc. 7.75% 7/31/29	875,000	721,875
		9,657,346
Oil & Gas Services–1.72%
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 4/1/26	565,000	553,471
6.88% 9/1/27	1,035,000	988,316
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,142,147
		2,683,934
Packaging & Containers–2.38%
@ARD Finance SA 6.50% 6/30/27	583,004	472,319
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	460,000	395,125
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00% 9/1/29	485,000	384,117
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	147,823
8.75% 4/15/30	500,000	441,362
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	1,100,000	1,092,859
9.25% 4/15/27	395,000	364,586
Sealed Air Corp. 5.00% 4/15/29	450,000	418,696
		3,716,887
Pharmaceuticals–1.43%
Bausch Health Cos., Inc. 11.00% 9/30/28	356,000	252,867
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	846,175
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	1,380,000	1,138,533
		2,237,575
Pipelines–4.29%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	411,370

LVIP Delaware High Yield Fund-5

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	423,000	$ 401,004
6.00% 2/1/29	803,000	749,801
EQM Midstream Partners LP
4.75% 1/15/31	1,408,000	1,233,386
6.50% 7/15/48	265,000	239,654
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	989,174
8.00% 1/15/27	1,480,000	1,443,150
NuStar Logistics LP
6.00% 6/1/26	642,000	625,377
6.38% 10/1/30	652,000	622,035
		6,714,951
Real Estate Investment Trusts–0.85%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,324,551
		1,324,551
Retail–7.21%
Asbury Automotive Group, Inc.
4.63% 11/15/29	760,000	674,594
4.75% 3/1/30	660,000	586,472
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	539,843
6.95% 3/1/33	1,031,000	924,858
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13% 4/15/29	1,010,000	902,560
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,314,000	1,223,402
Michaels Cos., Inc.
5.25% 5/1/28	555,000	448,407
7.88% 5/1/29	420,000	282,992
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,512,951
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	955,000	948,867
Staples, Inc. 7.50% 4/15/26	1,654,000	1,366,060
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,251,531
@White Cap Parent 8.25% 3/15/26	642,000	614,991
		11,277,528
Semiconductors–1.50%
Entegris Escrow Corp.
4.75% 4/15/29	437,000	405,679
5.95% 6/15/30	1,225,000	1,174,324
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc. 5.88% 9/15/33	775,000	$ 767,973
		2,347,976
Software–0.85%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	353,489
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	980,304
		1,333,793
Telecommunications–7.86%
Altice France Holding SA 6.00% 2/15/28	1,420,000	692,237
Altice France SA 5.50% 10/15/29	1,415,000	1,011,926
CommScope Technologies LLC 6.00% 6/15/25	821,000	765,229
CommScope, Inc. 8.25% 3/1/27	475,000	379,992
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	1,740,000	1,690,091
Consolidated Communications, Inc.
5.00% 10/1/28	545,000	409,131
6.50% 10/1/28	1,585,000	1,248,187
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75% 5/25/24	855,000	783,236
Frontier Communications Holdings LLC
5.00% 5/1/28	150,000	129,422
5.88% 10/15/27	1,260,000	1,156,379
5.88% 11/1/29	435,000	317,550
6.75% 5/1/29	515,000	399,540
8.75% 5/15/30	225,000	219,909
Sable International Finance Ltd. 5.75% 9/7/27	816,000	762,914
Sprint Capital Corp. 8.75% 3/15/32	200,000	241,721
Sprint LLC 7.88% 9/15/23	1,250,000	1,253,019
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	831,498
		12,291,981
Total Corporate Bonds (Cost $146,202,867)		131,149,889
LOAN AGREEMENTS–10.09%
•Amynta Agency Borrower, Inc. 10.20% (SOFRTE01M + 5.00%) 2/28/28	1,500,000	1,455,945

LVIP Delaware High Yield Fund-6

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Applied Systems, Inc. 11.99% (SOFR CME03M + 6.75%) 9/17/27	1,959,022	$ 1,957,808
•Apro LLC 9.25% (LIBOR03M + 3.75%) 11/14/26	2	2
•Clarios Global LP 8.85% (SOFR CME01M + 3.75%) 5/6/30	775,000	772,334
•CNT Holdings I Corp. 11.71% (SOFR CME03M + 6.75%) 11/6/28	517,493	493,342
•Dynacast International LLC 9.83% (SOFR CME03M + 4.50%) 7/22/25	1,309,258	1,214,336
•Epicor Software Corp. 12.83% (SOFR CME01M + 7.75%) 7/31/28	725,600	723,938
•Hexion Holdings Corp.
9.78% (SOFRTE03M + 4.50%) 3/15/29	242,550	228,261
12.63% (SOFRTE01M + 7.44%) 3/15/30	695,000	567,586
∞Hub International Ltd. 0.00% 6/20/30	333,000	333,603
•Intrado Corp. 9.05% (SOFR CME03M + 4.00%) 1/31/30	625,000	620,119
•Northwest Fiber LLC 8.94% (SOFR CME01M + 3.75%) 4/30/27	395,356	386,216
•PetSmart, Inc. 8.95% (SOFR CME01M + 3.75%) 2/11/28	235,821	235,036
•PMHC II, Inc. 9.30% (SOFR CME03M + 4.25%) 4/23/29	179,548	157,777
•Pre-Paid Legal Services, Inc. 12.19% (LIBOR01M + 7.00%) 12/14/29	215,000	193,500
•Roper Industrial Products Investment Co. LLC 9.74% (SOFR CME03M + 4.50%) 11/22/29	1,396,500	1,389,517
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Solis IV BV 8.67% (SOFR CME03M + 3.50%) 2/26/29	425,949	$ 402,922
•Springs Windows Fashions LLC 9.22% (SOFR CME01M + 4.00%) 10/6/28	838,817	676,506
•SPX Flow, Inc. 9.70% (SOFR CME01M + 4.50%) 4/5/29	845,271	833,648
•Ultimate Software Group, Inc. 10.27% (SOFR CME03M + 5.25%) 5/3/27	1,626,000	1,572,570
•Vantage Specialty Chemicals, Inc. 9.90% (SOFR CME01M + 4.75%) 10/26/26	1,606,925	1,557,914
Total Loan Agreements (Cost $15,992,464)		15,772,880
MUNICIPAL BOND–0.47%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	899,037	741,705
Total Municipal Bond (Cost $851,954)		741,705

	Number of Shares
MONEY MARKET FUND–4.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	6,815,143	6,815,143
Total Money Market Fund (Cost $6,815,143)		6,815,143

TOTAL INVESTMENTS–98.77% (Cost $169,862,428)	154,479,617

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.23%	1,921,611
NET ASSETS APPLICABLE TO 37,301,895 SHARES OUTSTANDING–100.00%	$156,401,228
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND STANDARD CLASS ($66,669,313 / 15,889,259 Shares)	$4.196
NET ASSET VALUE PER SHARE–LVIP DELAWARE HIGH YIELD FUND SERVICE CLASS ($89,731,915 / 21,412,636 Shares)	$4.191
LVIP Delaware High Yield Fund-7

LVIP Delaware High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$207,889,223
Distributable earnings/(accumulated loss)	(51,487,995)
TOTAL NET ASSETS	$156,401,228

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
★ Includes $2,873 expense reimbursement receivable from Lincoln Financial Investments Corporation, $545,960 payable for securities purchased, $75,420 payable for fund shares redeemed, $75,668 other accrued expenses payable and $108,890 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund-8

LVIP Delaware High Yield Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 5,580,538
EXPENSES:
Management fees	502,863
Distribution fees-Service Class	132,902
Accounting and administration expenses	26,139
Shareholder servicing fees	22,435
Professional fees	17,673
Pricing fees	8,529
Custodian fees	3,809
Reports and statements to shareholders	3,592
Trustees’ fees and expenses	2,723
Consulting fees	1,204
Other	4,399
726,268
Less:
Expenses reimbursed	(20,876)
Total operating expenses	705,392
NET INVESTMENT INCOME	4,875,146
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,718,929)
Net change in unrealized appreciation (depreciation) of investments	5,595,208
NET REALIZED AND UNREALIZED GAIN	1,876,279
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,751,425
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,875,146	$ 8,845,028
Net realized loss	(3,718,929)	(4,641,295)
Net change in unrealized appreciation (depreciation)	5,595,208	(26,204,159)
Net increase (decrease) in net assets resulting from operations	6,751,425	(22,000,426)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,273,656)
Service Class	—	(5,393,718)
Return of capital:
Standard Class	—	(16,148)
Service Class	—	(22,012)
	—	(9,705,534)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,720,364	9,978,815
Service Class	7,055,248	10,076,812
Reinvestment of dividends and distributions:
Standard Class	—	4,289,804
Service Class	—	5,415,730
	11,775,612	29,761,161
Cost of shares redeemed:
Standard Class	(6,565,892)	(16,055,066)
Service Class	(8,083,206)	(23,865,245)
	(14,649,098)	(39,920,311)
Decrease in net assets derived from capital share transactions	(2,873,486)	(10,159,150)
NET INCREASE (DECREASE) IN NET ASSETS	3,877,939	(41,865,110)
NET ASSETS:
Beginning of period	152,523,289	194,388,399
End of period	$156,401,228	$152,523,289
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund-9

LVIP Delaware High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware High Yield Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 4.013	$ 4.845	$ 5.100	$ 5.080	$ 4.670	$ 5.200
Income (loss) from investment operations:
Net investment income[3]	0.133	0.242	0.225	0.240	0.260	0.280
Net realized and unrealized gain (loss)	0.050	(0.795)	0.016	0.080	0.480	(0.500)
Total from investment operations	0.183	(0.553)	0.241	0.320	0.740	(0.220)
Less dividends and distributions from:
Net investment income	—	(0.278)	(0.496)	(0.300)	(0.330)	(0.310)
Return of capital	—	(0.001) [4]	— [4]	—	—	—
Total dividends and distributions	—	(0.279)	(0.496)	(0.300)	(0.330)	(0.310)
Net asset value, end of period	$ 4.196	$ 4.013	$ 4.845	$ 5.100	$ 5.080	$ 4.670
Total return[5]	4.56%	(11.41%)	4.92%	7.24%	16.43% [6]	(4.47%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,669	$ 65,564	$80,790	$76,743	$ 79,463	$ 75,568
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.76%	0.78%	0.76%	0.75%
Ratio of net investment income to average net assets	6.47%	5.47%	4.57%	5.08%	5.32%	5.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.44%	5.44%	4.55%	5.04%	5.30%	5.60%
Portfolio turnover	22%	36%	93%	124%	87%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund-10

LVIP Delaware High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware High Yield Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 4.014	$ 4.845	$ 5.080	$ 5.060	$ 4.650	$ 5.180
Income (loss) from investment operations:
Net investment income[3]	0.127	0.229	0.216	0.230	0.250	0.260
Net realized and unrealized gain (loss)	0.050	(0.795)	0.009	0.070	0.480	(0.490)
Total from investment operations	0.177	(0.566)	0.225	0.300	0.730	(0.230)
Less dividends and distributions from:
Net investment income	—	(0.264)	(0.460)	(0.280)	(0.320)	(0.300)
Return of capital	—	(0.001) [4]	— [4]	—	—	—
Total dividends and distributions	—	(0.265)	(0.460)	(0.280)	(0.320)	(0.300)
Net asset value, end of period	$ 4.191	$ 4.014	$ 4.845	$ 5.080	$ 5.060	$ 4.650
Total return[5]	4.41%	(11.66%)	4.59%	6.89%	16.12% [6]	(4.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,732	$ 86,959	$113,599	$119,487	$ 123,687	$118,487
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.06%	1.08%	1.06%	1.05%
Ratio of net investment income to average net assets	6.17%	5.17%	4.28%	4.78%	5.02%	5.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.14%	5.14%	4.26%	4.74%	5.00%	5.30%
Portfolio turnover	22%	36%	93%	124%	87%	96%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware High Yield Fund-11

LVIP Delaware High Yield Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund
LVIP Delaware High Yield Fund-12

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	Total
LFI	$ 18,611	$ 43,325	$ 61,936
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$6,382
Legal	1,024
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,139 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 2,873
Management fees payable to LFI	83,167
Distribution fees payable to LFD	22,013
Shareholder servicing fees payable to Lincoln Life	3,710
LVIP Delaware High Yield Fund-13

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$33,059,546
Sales	35,363,086
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$169,862,428
Aggregate unrealized appreciation of investments	$ 689,360
Aggregate unrealized depreciation of investments	(16,072,171)
Net unrealized depreciation of investments	$ (15,382,811)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$131,149,889	$—	$131,149,889
Loan Agreements	—	15,772,880	—	15,772,880
Municipal Bond	—	741,705	—	741,705
Money Market Fund	6,815,143	—	—	6,815,143
Total Investments	$6,815,143	$147,664,474	$—	$154,479,617
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware High Yield Fund-14

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,136,481	2,249,988
Service Class	1,703,603	2,294,568
Shares reinvested:
Standard Class	—	1,064,759
Service Class	—	1,343,813
	2,840,084	6,953,128
Shares redeemed:
Standard Class	(1,584,420)	(3,651,073)
Service Class	(1,954,197)	(5,422,124)
	(3,538,617)	(9,073,197)
Net increase	(698,533)	(2,120,069)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Delaware High Yield Fund-15

LVIP Delaware High Yield Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware High Yield Fund-16

LVIP Delaware High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware High Yield Fund-17

LVIP Delaware Limited-Term Diversified Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Limited-Term Diversified Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Limited-Term Diversified Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,013.40	0.53%	$2.65
Service Class Shares	1,000.00	1,011.90	0.83%	4.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.53%	$2.66
Service Class Shares	1,000.00	1,020.70	0.83%	4.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Limited-Term Diversified Income Fund-1

LVIP Delaware Limited-Term Diversified Income Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.12%
Agency Commercial Mortgage-Backed Security	0.39%
Agency Mortgage-Backed Securities	3.79%
Corporate Bonds	49.03%
Advertising	0.14%
Airlines	1.15%
Auto Manufacturers	1.17%
Auto Parts & Equipment	0.31%
Banks	11.77%
Biotechnology	1.30%
Chemicals	1.07%
Commercial Services	0.85%
Diversified Financial Services	2.75%
Electric	7.03%
Electrical Components & Equipment	0.27%
Entertainment	0.65%
Forest Products & Paper	0.27%
Health Care Products	0.17%
Health Care Services	0.90%
Insurance	4.72%
Internet	0.29%
Leisure Time	0.16%
Lodging	0.56%
Media	0.53%
Mining	0.31%
Miscellaneous Manufacturing	2.50%
Oil & Gas	0.91%
Packaging & Containers	0.50%
Pharmaceuticals	1.61%
Pipelines	2.41%
Real Estate Investment Trusts	0.55%
Semiconductors	0.89%
Software	0.86%
Telecommunications	1.71%
Transportation	0.52%
Trucking & Leasing	0.20%
Non-Agency Asset-Backed Securities	20.85%
U.S. Treasury Obligations	23.03%
Money Market Fund	4.78%
Total Investments	102.99%
Liabilities Net of Receivables and Other Assets	(2.99%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	28.85%
AAA	18.82%
AA	7.13%
A	17.97%
BBB	22.23%
BB	3.59%
B	1.12%
CCC	0.29%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Limited-Term Diversified Income Fund-2

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.12%
•Fannie Mae Grantor Trust Series 2001-T5 A2 6.97% 6/19/41	6,288	$ 6,393
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	11,409,025	10,093,155
•Freddie Mac STACR REMIC Trust
Series 2021-DNA3 M1 5.82% (SOFR30A + 0.75%) 10/25/33	1,512,117	1,505,603
Series 2021-HQA2 M1 5.77% (SOFR30A + 0.70%) 12/25/33	896,536	894,294
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.20% (LIBOR01M + 1.05%) 12/25/29	312,983	313,033
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	481	505
Series T-58 2A 6.50% 9/25/43	7,248	7,457
Total Agency Collateralized Mortgage Obligations (Cost $14,195,521)		12,820,440
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.39%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,513,271
Total Agency Commercial Mortgage-Backed Security (Cost $4,795,301)		4,513,271
AGENCY MORTGAGE-BACKED SECURITIES–3.79%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	2,968,267	2,709,503
Fannie Mae S.F. 30 yr
3.50% 1/1/48	6,682,584	6,215,103
4.50% 7/1/40	210,986	201,848
4.50% 8/1/41	518,705	512,229
4.50% 2/1/46	3,909,780	3,847,681
4.50% 5/1/46	395,665	390,730
4.50% 11/1/47	3,982,720	3,909,300
4.50% 4/1/48	2,236,185	2,217,947
4.50% 1/1/50	981,746	969,503
5.00% 7/1/47	444,110	447,281
5.00% 8/1/48	7,650,617	7,606,965
5.00% 12/1/48	3,220,273	3,204,536
5.50% 5/1/44	8,227,568	8,431,011
6.00% 1/1/42	882,620	916,495
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,468,389	1,510,155
GNMA II S.F. 30 yr
5.50% 5/20/37	63,157	65,090
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.50% 6/20/39	198,173	$ 208,036
Total Agency Mortgage-Backed Securities (Cost $46,857,993)		43,363,413
CORPORATE BONDS–49.03%
Advertising–0.14%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,567,106
		1,567,106
Airlines–1.15%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	670,150	663,911
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	9,847,309
7.38% 1/15/26	1,072,000	1,117,541
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25	1,110,000	1,118,386
United Airlines, Inc. 4.38% 4/15/26	465,000	441,799
		13,188,946
Auto Manufacturers–1.17%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,544,515
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,163,814
3.38% 11/13/25	5,550,000	5,160,803
6.95% 6/10/26	1,570,000	1,577,740
		13,446,872
Auto Parts & Equipment–0.31%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,582,445
		3,582,445
Banks–11.77%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,815,181
Bank of America Corp.
μ0.98% 9/25/25	6,085,000	5,716,980
μ1.84% 2/4/25	5,535,000	5,392,439
4.10% 7/24/23	6,940,000	6,934,880
Bank of Montreal 1.85% 5/1/25	1,785,000	1,667,475
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,208,758
μBarclays PLC 7.39% 11/2/28	703,000	732,249
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,210,794
BPCE SA 5.13% 1/18/28	1,065,000	1,045,072
μCitigroup, Inc. 5.61% 9/29/26	650,000	649,116
LVIP Delaware Limited-Term Diversified Income Fund-3

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Bank NA
4.12% 5/23/25	5,550,000	$ 5,256,051
6.06% 10/24/25	2,005,000	1,900,189
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,744,383
5.30% 7/12/28	860,000	856,912
Credit Suisse AG 7.95% 1/9/25	600,000	612,146
Deutsche Bank AG
0.90% 5/28/24	10,710,000	10,176,208
μ6.72% 1/18/29	953,000	954,359
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	3,234,006
μGoldman Sachs Group, Inc.
0.93% 10/21/24	9,495,000	9,334,403
1.54% 9/10/27	1,765,000	1,551,264
Huntington National Bank
μ4.01% 5/16/25	3,040,000	2,921,926
5.65% 1/10/30	790,000	754,321
JPMorgan Chase & Co.
μ4.02% 12/5/24	8,750,000	8,674,393
•5.93% (SOFR + 0.89%) 4/22/27	3,675,000	3,675,946
KeyBank NA 4.15% 8/8/25	3,821,000	3,530,975
μKeyCorp 3.88% 5/23/25	2,725,000	2,519,916
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,525,023
6.30% 10/18/28	1,854,000	1,905,078
PNC Bank NA 3.88% 4/10/25	4,955,000	4,729,960
μPNC Financial Services Group, Inc. 5.67% 10/28/25	1,185,000	1,175,163
Popular, Inc. 7.25% 3/13/28	795,000	794,086
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,066,423
Toronto-Dominion Bank 4.11% 6/8/27	1,878,000	1,796,097
μTruist Bank 2.64% 9/17/29	9,026,000	8,331,880
U.S. Bancorp
3.38% 2/5/24	2,330,000	2,296,202
μ4.65% 2/1/29	223,000	213,029
μ5.73% 10/21/26	688,000	687,605
U.S. Bank NA 3.40% 7/24/23	1,340,000	1,338,187
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	7,951,784
		134,880,859
Biotechnology–1.30%
Amgen, Inc. 5.15% 3/2/28	1,225,000	1,223,897
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	3,976,757
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	9,640,821
		14,841,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–1.07%
Avient Corp. 5.75% 5/15/25	6,182,000	$ 6,106,967
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,755,000	1,747,830
6.17% 7/15/27	1,100,000	1,094,310
Nutrien Ltd. 5.95% 11/7/25	3,285,000	3,304,681
		12,253,788
Commercial Services–0.85%
ERAC USA Finance LLC 4.60% 5/1/28	4,895,000	4,753,482
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,471,000	2,450,620
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,508,803
		9,712,905
Diversified Financial Services–2.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,620,000	4,341,457
3.00% 10/29/28	1,310,000	1,132,695
3.15% 2/15/24	5,750,000	5,640,629
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,317,111
2.88% 1/15/26	755,000	698,403
3.00% 9/15/23	4,075,000	4,050,346
5.85% 12/15/27	665,000	664,107
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,277,660
3.50% 11/1/27	2,410,000	2,128,376
6.25% 4/15/28	98,000	97,760
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,243,378
SURA Asset Management SA 4.88% 4/17/24	978,000	965,884
		31,557,806
Electric–7.03%
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,500,351
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,274,841
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	3,054,072
Enel Finance International NV 4.25% 6/15/25	1,630,000	1,581,834
Entergy Louisiana LLC 4.05% 9/1/23	480,000	478,466
Eversource Energy 2.90% 3/1/27	810,000	746,285
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,817,620
Metropolitan Edison Co. 5.20% 4/1/28	3,465,000	3,429,708

LVIP Delaware Limited-Term Diversified Income Fund-4

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	$ 7,151,576
4.45% 3/13/26	2,045,000	2,013,477
4.80% 3/15/28	1,570,000	1,552,131
NextEra Energy Capital Holdings, Inc. 6.05% 3/1/25	1,500,000	1,505,640
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,562,123
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,370,007
Sempra Energy 3.30% 4/1/25	4,220,000	4,046,943
Southern California Edison Co. 1.10% 4/1/24	10,370,000	10,010,936
Southern Co. 4.85% 6/15/28	4,825,000	4,729,077
Vistra Operations Co. LLC
3.55% 7/15/24	5,945,000	5,741,720
5.13% 5/13/25	1,145,000	1,116,325
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,866,442
		80,549,574
Electrical Components & Equipment–0.27%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,039,689
		3,039,689
Entertainment–0.65%
Warnermedia Holdings, Inc.
3.64% 3/15/25	6,245,000	6,023,452
6.41% 3/15/26	1,470,000	1,471,215
		7,494,667
Forest Products & Paper–0.27%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,076,320
		3,076,320
Health Care Products–0.17%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,893,493
		1,893,493
Health Care Services–0.90%
HCA, Inc. 5.20% 6/1/28	1,100,000	1,091,054
Humana, Inc. 5.75% 3/1/28	490,000	498,571
Tenet Healthcare Corp. 4.88% 1/1/26	3,005,000	2,926,838
UnitedHealth Group, Inc. 4.25% 1/15/29	5,955,000	5,785,558
		10,302,021
Insurance–4.72%
Athene Global Funding
1.00% 4/16/24	10,665,000	10,176,875
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding (continued)
•5.79% (SOFRINDX + 0.70%) 5/24/24	8,585,000	$ 8,502,219
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	8,063,435
•5.78% (SOFR + 0.76%) 4/12/24	4,385,000	4,348,979
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,723,836
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,140,037
Met Tower Global Funding 3.70% 6/13/25	6,120,000	5,868,186
USI, Inc. 6.88% 5/1/25	3,266,000	3,241,505
		54,065,072
Internet–0.29%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,318,804
		3,318,804
Leisure Time–0.16%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,843,229
		1,843,229
Lodging–0.56%
MGM Resorts International 5.75% 6/15/25	6,475,000	6,417,006
		6,417,006
Media–0.53%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,338,935
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	4,716,911
		6,055,846
Mining–0.31%
First Quantum Minerals Ltd. 7.50% 4/1/25	3,500,000	3,495,645
		3,495,645
Miscellaneous Manufacturing–2.50%
Carlisle Cos., Inc. 0.55% 9/1/23	3,690,000	3,653,350
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,261,780
4.25% 9/15/27	4,455,000	4,319,470
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,379,638
		28,614,238

LVIP Delaware Limited-Term Diversified Income Fund-5

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.91%
ConocoPhillips Co. 2.40% 3/7/25	422,000	$ 402,217
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,892,647
Murphy Oil Corp. 5.75% 8/15/25	1,500,000	1,480,343
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,757,445
5.88% 9/1/25	3,450,000	3,426,398
Southwestern Energy Co. 5.70% 1/23/25	424,000	421,760
		10,380,810
Packaging & Containers–0.50%
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	5,750,000	5,712,674
		5,712,674
Pharmaceuticals–1.61%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,836,245
3.75% 11/14/23	2,150,000	2,134,797
Astrazeneca Finance LLC 4.88% 3/3/28	1,320,000	1,319,240
Cigna Group 5.69% 3/15/26	2,295,000	2,297,652
Eli Lilly & Co. 5.00% 2/27/26	1,010,000	1,010,754
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	2,410,000	2,368,768
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	2,144,000	2,131,974
Zoetis, Inc. 5.40% 11/14/25	395,000	396,209
		18,495,639
Pipelines–2.41%
Enbridge, Inc. 0.55% 10/4/23	2,150,000	2,122,465
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,706,740
MPLX LP 4.88% 12/1/24	6,200,000	6,110,461
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,261,215
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,266,552
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,169,492
		27,636,925
Real Estate Investment Trusts–0.55%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,149,648
VICI Properties LP 4.95% 2/15/30	2,250,000	2,110,680
		6,260,328
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.89%
NXP BV/NXP Funding LLC 4.88% 3/1/24	6,825,000	$ 6,776,141
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	295,000	279,587
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,110,070
		10,165,798
Software–0.86%
Oracle Corp. 5.80% 11/10/25	2,780,000	2,810,960
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,396,130
Workday, Inc. 3.50% 4/1/27	710,000	672,973
		9,880,063
Telecommunications–1.71%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,658,998
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	763,437	753,475
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,591,037
Verizon Communications, Inc. 0.75% 3/22/24	7,885,000	7,609,909
		19,613,419
Transportation–0.52%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	5,923,987
		5,923,987
Trucking & Leasing–0.20%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40% 7/1/27	2,450,000	2,312,442
		2,312,442
Total Corporate Bonds (Cost $581,820,412)		561,579,891
NON-AGENCY ASSET-BACKED SECURITIES–20.85%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	5,500,000	5,467,534
•ARES LX CLO Ltd. Series 2021-60A A 6.38% (LIBOR03M + 1.12%) 7/18/34	4,155,000	4,060,706
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	3,330,000	3,231,038
•Ballyrock CLO Ltd. Series 2018-1A A1 6.25% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,204,483

LVIP Delaware Limited-Term Diversified Income Fund-6

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.36% (LIBOR03M + 1.11%) 7/20/31	1,550,000	$ 1,535,425
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 6.35% (LIBOR03M + 1.10%) 1/20/31	1,940,665	1,919,193
•Benefit Street Partners CLO XX Ltd. Series 2020-20A AR 6.43% (LIBOR03M + 1.17%) 7/15/34	1,000,000	982,360
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	7,762,343	7,629,605
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.44% (LIBOR03M + 1.18%) 10/15/34	7,250,000	7,087,564
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.37% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,522,192
•CBAM Ltd. Series 2020-13A A 6.68% (LIBOR03M + 1.43%) 1/20/34	7,000,000	6,920,508
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.23% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,131,699
•CIFC Funding Ltd. Series 2013-4A A1RR 6.35% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,798,803
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,441,350
•Dryden 83 CLO Ltd. Series 2020-83A A 6.48% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,566,336
•Elmwood CLO VII Ltd. Series 2020-4A A 6.65% (LIBOR03M + 1.39%) 1/17/34	1,000,000	992,763
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	2,735,430	2,692,969
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,675,340
Series 2022-A B 1.91% 7/15/27	4,800,000	4,396,440
Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	20,500,000	20,277,860
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.27% (LIBOR03M + 1.02%) 4/20/31	3,500,000	$ 3,453,198
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	5,462,367	5,447,765
Series 2021-2 A4 0.41% 5/20/25	5,700,000	5,638,270
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,408,874
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	15,908,870
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,318,764
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	2,000,000	1,989,119
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.51% (LIBOR03M + 1.21%) 1/30/35	4,000,000	3,912,944
Hyundai Auto Lease Securitization Trust Series 2023-A A3 5.05% 1/15/26	5,000,000	4,959,024
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	797,097	783,576
•KKR CLO 32 Ltd. Series 32A A1 6.58% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,417,622
•LCM XVIII LP Series 18A A1R 6.27% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,942,944
•Neuberger Berman CLO XX Ltd. Series 2015-20A ARR 6.42% (LIBOR03M + 1.16%) 7/15/34	5,976,000	5,882,673
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.38% (LIBOR03M + 1.12%) 4/15/31	2,000,000	1,978,612
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.44% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,710,854
•Octagon Investment Partners 48 Ltd. Series 2020-3A AR 6.40% (LIBOR03M + 1.15%) 10/20/34	1,200,000	1,176,857

LVIP Delaware Limited-Term Diversified Income Fund-7

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.45% (LIBOR03M + 1.18%) 10/26/31	4,850,000	$ 4,773,176
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	12,035,712
Toyota Lease Owner Trust Series 2021-B A3 0.42% 10/21/24	4,357,815	4,308,942
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,407,507
•TRESTLES CLO V Ltd. Series 2021-5A A1 6.42% (LIBOR03M + 1.17%) 10/20/34	7,000,000	6,850,627
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	247,240	246,614
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,694,712
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,491,506
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	484,496	479,277
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,300,000	5,190,937
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.67% (LIBOR03M + 1.42%) 10/20/34	5,000,000	$ 4,935,695
Total Non-Agency Asset-Backed Securities (Cost $243,023,742)		238,878,839
U.S. TREASURY OBLIGATIONS–23.03%
U.S. Treasury Notes
3.50% 4/30/30	295,000	286,427
4.00% 6/30/28	35,290,000	35,097,008
4.13% 6/15/26	181,255,000	179,428,290
4.63% 6/30/25	49,225,000	49,000,026
Total U.S. Treasury Obligations (Cost $264,532,519)		263,811,751

	Number of Shares
MONEY MARKET FUND–4.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	54,763,697	54,763,697
Total Money Market Fund (Cost $54,763,697)		54,763,697

TOTAL INVESTMENTS–102.99% (Cost $1,209,989,185)	1,179,731,302

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.99%)	(34,258,198)
NET ASSETS APPLICABLE TO 123,959,133 SHARES OUTSTANDING–100.00%	$1,145,473,104
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND STANDARD CLASS ($171,920,544 / 18,493,170 Shares)	$9.296
NET ASSET VALUE PER SHARE–LVIP DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND SERVICE CLASS ($973,552,560 / 105,465,963 Shares)	$9.231
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,237,954,700
Distributable earnings/(accumulated loss)	(92,481,596)
TOTAL NET ASSETS	$1,145,473,104

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Limited-Term Diversified Income Fund-8

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

★ Includes $1,560,000 cash collateral held at broker for futures contracts, $18,664 expense reimbursement receivable from Lincoln Financial Investments Corporation, $43,211,542 payable for securities purchased, $266,967 payable for fund shares redeemed, $166,926 other accrued expenses payable, $722,468 due to manager and affiliates and $38,407 variation margin due to broker on futures contracts as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(51)	U.S. Treasury 10 yr Notes	$ (5,725,547)	$ (5,833,806)	9/20/23	$108,259	$ —
1,000	U.S. Treasury 2 yr Notes	203,343,750	206,237,366	9/29/23	—	(2,893,616)
106	U.S. Treasury 5 yr Notes	11,351,937	11,584,760	9/29/23	—	(232,823)
Total Futures Contracts					$108,259	$(3,126,439)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
GNMA–Government National Mortgage Association
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-9

LVIP Delaware Limited-Term Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$19,996,515
EXPENSES:
Management fees	2,770,918
Distribution fees-Service Class	1,474,478
Shareholder servicing fees	166,586
Accounting and administration expenses	120,488
Professional fees	38,481
Trustees’ fees and expenses	20,257
Reports and statements to shareholders	11,792
Custodian fees	11,433
Pricing fees	10,163
Consulting fees	1,555
Other	10,828
4,636,979
Less:
Expenses reimbursed	(117,993)
Total operating expenses	4,518,986
NET INVESTMENT INCOME	15,477,529
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,137,298)
Foreign currencies	6,105
Futures contracts	(1,197,152)
Net realized loss	(9,328,345)
Net change in unrealized appreciation (depreciation) of:
Investments	10,988,403
Foreign currencies	(2,071)
Futures contracts	(3,033,310)
Net change in unrealized appreciation (depreciation)	7,953,022
NET REALIZED AND UNREALIZED LOSS	(1,375,323)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,102,206
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 15,477,529	$ 19,068,598
Net realized loss	(9,328,345)	(29,441,181)
Net change in unrealized appreciation (depreciation)	7,953,022	(49,210,861)
Net increase (decrease) in net assets resulting from operations	14,102,206	(59,583,444)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,077,547)
Service Class	—	(22,298,428)
	—	(26,375,975)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,669,318	32,392,479
Service Class	40,545,672	67,012,038
Reinvestment of dividends and distributions:
Standard Class	—	4,077,547
Service Class	—	22,298,428
	62,214,990	125,780,492
Cost of shares redeemed:
Standard Class	(12,417,648)	(45,325,089)
Service Class	(69,595,858)	(245,743,255)
	(82,013,506)	(291,068,344)
Decrease in net assets derived from capital share transactions	(19,798,516)	(165,287,852)
NET DECREASE IN NET ASSETS	(5,696,310)	(251,247,271)
NET ASSETS:
Beginning of period	1,151,169,414	1,402,416,685
End of period	$1,145,473,104	$1,151,169,414
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-10

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Limited-Term Diversified Income Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 9.173	$ 9.818	$ 10.060	$ 9.820	$ 9.590	$ 9.830
Income (loss) from investment operations:
Net investment income[3]	0.136	0.170	0.109	0.120	0.220	0.210
Net realized and unrealized gain (loss)	(0.013)	(0.574)	(0.176)	0.300	0.270	(0.190)
Total from investment operations	0.123	(0.404)	(0.067)	0.420	0.490	0.020
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.174)	(0.180)	(0.260)	(0.260)
Return of capital	—	—	(0.001)	— [4]	—	—
Total dividends and distributions	—	(0.241)	(0.175)	(0.180)	(0.260)	(0.260)
Net asset value, end of period	$ 9.296	$ 9.173	$ 9.818	$ 10.060	$ 9.820	$ 9.590
Total return[5]	1.34%	(4.12%)	(0.67%)	4.31%	5.21%	0.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,921	$160,489	$180,707	$169,526	$131,920	$260,009
Ratio of expenses to average net assets	0.53%	0.53%	0.53%	0.53%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.54%	0.53%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.95%	1.79%	1.09%	1.26%	2.27%	2.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.93%	1.78%	1.09%	1.25%	2.27%	2.14%
Portfolio turnover	75%	122%	274%	196%	97%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-11

LVIP Delaware Limited-Term Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Limited-Term Diversified Income Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 9.122	$ 9.762	$ 10.000	$ 9.750	$ 9.530	$ 9.760
Income (loss) from investment operations:
Net investment income[3]	0.121	0.141	0.079	0.090	0.190	0.180
Net realized and unrealized gain (loss)	(0.012)	(0.571)	(0.183)	0.310	0.260	(0.180)
Total from investment operations	0.109	(0.430)	(0.104)	0.400	0.450	—
Less dividends and distributions from:
Net investment income	—	(0.210)	(0.133)	(0.150)	(0.230)	(0.230)
Return of capital	—	—	(0.001)	— [4]	—	—
Total dividends and distributions	—	(0.210)	(0.134)	(0.150)	(0.230)	(0.230)
Net asset value, end of period	$ 9.231	$ 9.122	$ 9.762	$ 10.000	$ 9.750	$ 9.530
Total return[5]	1.19%	(4.40%)	(1.04%)	4.12%	4.81%	0.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$973,553	$990,680	$1,221,710	$1,243,718	$1,216,346	$1,220,337
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.84%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.84%	0.83%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets	2.65%	1.49%	0.79%	0.96%	1.97%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.63%	1.48%	0.79%	0.95%	1.97%	1.84%
Portfolio turnover	75%	122%	274%	196%	97%	125%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-12

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Limited-Term Diversified Income Fund-13

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.45% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.53% of the average daily net assets for the Standard Class and 0.83% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	Total
LFI	$ 23,434	$ 180,474	$ 203,908
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$47,447
Legal	7,613
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,988 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Delaware Limited-Term Diversified Income Fund-14

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 18,664
Management fees payable to LFI	454,714
Distribution fees payable to LFD	240,436
Shareholder servicing fees payable to Lincoln Life	27,318
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 88,024,194
Purchases of U.S. government securities	767,670,333
Sales other than U.S. government securities	164,385,827
Sales of U.S. government securities	702,513,381
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,209,989,185
Aggregate unrealized appreciation of investments and derivatives	$ 761,643
Aggregate unrealized depreciation of investments and derivatives	(34,037,707)
Net unrealized depreciation of investments and derivatives	$ (33,276,064)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund-15

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 12,820,440	$—	$ 12,820,440
Agency Commercial Mortgage-Backed Security	—	4,513,271	—	4,513,271
Agency Mortgage-Backed Securities	—	43,363,413	—	43,363,413
Corporate Bonds	—	561,579,891	—	561,579,891
Non-Agency Asset-Backed Securities	—	238,878,839	—	238,878,839
U.S. Treasury Obligations	—	263,811,751	—	263,811,751
Money Market Fund	54,763,697	—	—	54,763,697
Total Investments	$54,763,697	$1,124,967,605	$—	$1,179,731,302
Derivatives:

Assets:
Futures Contract	$ 108,259	$—	$—	$ 108,259
Liabilities:
Futures Contracts	$(3,126,439)	$—	$—	$(3,126,439)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,333,233	3,425,212
Service Class	4,394,137	7,131,604
Shares reinvested:
Standard Class	—	444,353
Service Class	—	2,443,565
	6,727,370	13,444,734
Shares redeemed:
Standard Class	(1,336,599)	(4,779,243)
Service Class	(7,536,109)	(26,116,911)
	(8,872,708)	(30,896,154)
Net decrease	(2,145,338)	(17,451,420)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP Delaware Limited-Term Diversified Income Fund-16

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund posted $1,560,000 cash collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$108,259	Liabilities net of receivables and other assets	$(3,126,439)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,197,152)	$(3,033,310)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$154,215,944	$9,704,002
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
LVIP Delaware Limited-Term Diversified Income Fund-17

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-18

LVIP Delaware Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Limited-Term Diversified Income Fund-19

LVIP Delaware Limited-Term Diversified Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Limited-Term Diversified Income Fund-20

LVIP Delaware Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Mid Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Mid Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,031.00	0.43%	$2.17
Service Class Shares	1,000.00	1,029.20	0.78%	3.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.43%	$2.16
Service Class Shares	1,000.00	1,020.90	0.78%	3.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Mid Cap Value Fund-1

LVIP Delaware Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.71%
Automobile Components	0.81%
Banks	3.44%
Building Products	0.79%
Capital Markets	3.26%
Chemicals	2.41%
Communications Equipment	1.03%
Construction & Engineering	3.90%
Construction Materials	1.38%
Consumer Finance	1.84%
Consumer Staples Distribution & Retail	1.74%
Containers & Packaging	2.73%
Diversified Consumer Services	0.60%
Electric Utilities	3.36%
Electrical Equipment	2.62%
Electronic Equipment, Instruments & Components	2.91%
Entertainment	1.06%
Financial Services	0.55%
Food Products	3.20%
Ground Transportation	0.81%
Health Care Equipment & Supplies	3.54%
Health Care Providers & Services	2.39%
Hotel & Resort REITs	1.11%
Hotels, Restaurants & Leisure	2.47%
Household Durables	1.97%
Insurance	6.67%
IT Services	1.10%
Leisure Products	0.67%
Life Sciences Tools & Services	1.02%
Machinery	3.70%
Media	0.67%
Metals & Mining	1.30%
Multi-Utilities	3.27%
Oil, Gas & Consumable Fuels	6.12%
Paper & Forest Products	0.93%
Passenger Airlines	0.90%
Professional Services	4.04%
Residential REITs	2.16%
Retail REITs	1.45%
Semiconductors & Semiconductor Equipment	3.65%
Software	1.77%
Specialized REITs	2.16%
Specialty Retail	2.10%
Textiles, Apparel & Luxury Goods	0.48%
Trading Companies & Distributors	3.63%
Money Market Fund	0.01%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	2.24%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
WESCO International, Inc.	2.41%
DR Horton, Inc.	1.97%
Quanta Services, Inc.	1.96%
KBR, Inc.	1.87%
Flex Ltd.	1.86%
Hartford Financial Services Group, Inc.	1.85%
Synopsys, Inc.	1.77%
Reinsurance Group of America, Inc.	1.60%
ON Semiconductor Corp.	1.60%
Parker-Hannifin Corp.	1.52%
Total	18.41%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Delaware Mid Cap Value Fund-2

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.71%
Automobile Components–0.81%
†Aptiv PLC	72,950	$ 7,447,466
		7,447,466
Banks–3.44%
East West Bancorp, Inc.	195,850	10,338,921
Hancock Whitney Corp.	188,450	7,232,711
KeyCorp	713,750	6,595,050
Synovus Financial Corp.	246,850	7,467,213
		31,633,895
Building Products–0.79%
Johnson Controls International PLC	106,195	7,236,127
		7,236,127
Capital Markets–3.26%
Affiliated Managers Group, Inc.	60,400	9,053,356
Raymond James Financial, Inc.	125,675	13,041,295
State Street Corp.	107,250	7,848,555
		29,943,206
Chemicals–2.41%
Celanese Corp.	78,250	9,061,350
Huntsman Corp.	268,600	7,257,572
Olin Corp.	113,850	5,850,751
		22,169,673
Communications Equipment–1.03%
†Ciena Corp.	222,850	9,468,897
		9,468,897
Construction & Engineering–3.90%
AECOM	144,950	12,275,816
MDU Resources Group, Inc.	264,650	5,541,771
Quanta Services, Inc.	91,790	18,032,145
		35,849,732
Construction Materials–1.38%
†Knife River Corp.	66,162	2,878,047
Vulcan Materials Co.	43,650	9,840,456
		12,718,503
Consumer Finance–1.84%
Ally Financial, Inc.	344,050	9,292,790
Synchrony Financial	223,700	7,587,904
		16,880,694
Consumer Staples Distribution & Retail–1.74%
†Dollar Tree, Inc.	57,700	8,279,950
†U.S. Foods Holding Corp.	175,400	7,717,600
		15,997,550
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–2.73%
Berry Global Group, Inc.	149,682	$ 9,630,540
Crown Holdings, Inc.	92,200	8,009,414
Graphic Packaging Holding Co.	308,350	7,409,650
		25,049,604
Diversified Consumer Services–0.60%
Service Corp. International	85,000	5,490,150
		5,490,150
Electric Utilities–3.36%
Edison International	145,650	10,115,393
NRG Energy, Inc.	313,250	11,712,417
Xcel Energy, Inc.	146,000	9,076,820
		30,904,630
Electrical Equipment–2.62%
AMETEK, Inc.	65,800	10,651,704
Regal Rexnord Corp.	87,100	13,404,690
		24,056,394
Electronic Equipment, Instruments & Components–2.91%
†Flex Ltd.	616,891	17,050,867
†Keysight Technologies, Inc.	57,850	9,686,983
		26,737,850
Entertainment–1.06%
Electronic Arts, Inc.	75,350	9,772,895
		9,772,895
Financial Services–0.55%
†Fiserv, Inc.	40,050	5,052,308
		5,052,308
Food Products–3.20%
Campbell Soup Co.	140,050	6,401,685
Conagra Brands, Inc.	237,600	8,011,872
Kellogg Co.	156,600	10,554,840
Tyson Foods, Inc. Class A	87,350	4,458,344
		29,426,741
Ground Transportation–0.81%
JB Hunt Transport Services, Inc.	41,000	7,422,230
		7,422,230
Health Care Equipment & Supplies–3.54%
STERIS PLC	49,950	11,237,751
Teleflex, Inc.	35,750	8,652,572
Zimmer Biomet Holdings, Inc.	86,600	12,608,960
		32,499,283
Health Care Providers & Services–2.39%
AmerisourceBergen Corp.	63,200	12,161,576
LVIP Delaware Mid Cap Value Fund-3

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	69,950	$ 9,832,172
		21,993,748
Hotel & Resort REITs–1.11%
Host Hotels & Resorts, Inc.	606,200	10,202,346
		10,202,346
Hotels, Restaurants & Leisure–2.47%
Darden Restaurants, Inc.	55,720	9,309,698
Marriott International, Inc. Class A	72,940	13,398,348
		22,708,046
Household Durables–1.97%
DR Horton, Inc.	148,883	18,117,572
		18,117,572
Insurance–6.67%
Allstate Corp.	97,800	10,664,112
Assurant, Inc.	73,950	9,296,994
Globe Life, Inc.	87,800	9,624,636
Hartford Financial Services Group, Inc.	235,750	16,978,715
Reinsurance Group of America, Inc.	106,050	14,708,074
		61,272,531
IT Services–1.10%
†Akamai Technologies, Inc.	112,950	10,150,817
		10,150,817
Leisure Products–0.67%
Polaris, Inc.	51,290	6,202,500
		6,202,500
Life Sciences Tools & Services–1.02%
Agilent Technologies, Inc.	78,000	9,379,500
		9,379,500
Machinery–3.70%
ITT, Inc.	130,700	12,182,547
Oshkosh Corp.	91,000	7,879,690
Parker-Hannifin Corp.	35,750	13,943,930
		34,006,167
Media–0.67%
Nexstar Media Group, Inc. Class A	36,770	6,124,044
		6,124,044
Metals & Mining–1.30%
Alcoa Corp.	105,350	3,574,525
Newmont Corp.	90,700	3,869,262
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	16,600	$ 4,508,394
		11,952,181
Multi-Utilities–3.27%
CMS Energy Corp.	167,850	9,861,188
Public Service Enterprise Group, Inc.	198,250	12,412,432
WEC Energy Group, Inc.	88,150	7,778,356
		30,051,976
Oil, Gas & Consumable Fuels–6.12%
APA Corp.	214,850	7,341,425
Coterra Energy, Inc.	434,600	10,995,380
Devon Energy Corp.	166,480	8,047,643
Hess Corp.	59,650	8,109,417
Marathon Oil Corp.	501,150	11,536,473
Valero Energy Corp.	87,100	10,216,830
		56,247,168
Paper & Forest Products–0.93%
Louisiana-Pacific Corp.	114,550	8,588,959
		8,588,959
Passenger Airlines–0.90%
Southwest Airlines Co.	228,650	8,279,417
		8,279,417
Professional Services–4.04%
†CACI International, Inc. Class A	30,600	10,429,704
Concentrix Corp.	60,250	4,865,188
KBR, Inc.	264,170	17,186,900
ManpowerGroup, Inc.	58,300	4,629,020
		37,110,812
Residential REITs–2.16%
American Homes 4 Rent Class A	300,750	10,661,588
Apartment Income REIT Corp.	255,559	9,223,124
		19,884,712
Retail REITs–1.45%
Kimco Realty Corp.	278,350	5,489,062
Spirit Realty Capital, Inc.	198,650	7,822,837
		13,311,899
Semiconductors & Semiconductor Equipment–3.65%
†ON Semiconductor Corp.	155,450	14,702,461
†Qorvo, Inc.	56,100	5,723,883
Teradyne, Inc.	117,700	13,103,541
		33,529,885

LVIP Delaware Mid Cap Value Fund-4

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–1.77%
†Synopsys, Inc.	37,300	$ 16,240,793
		16,240,793
Specialized REITs–2.16%
Life Storage, Inc.	51,250	6,814,200
Outfront Media, Inc.	387,700	6,094,644
VICI Properties, Inc.	220,550	6,931,886
		19,840,730
Specialty Retail–2.10%
†AutoZone, Inc.	3,550	8,851,428
Ross Stores, Inc.	92,850	10,411,270
		19,262,698
Textiles, Apparel & Luxury Goods–0.48%
†Capri Holdings Ltd.	122,050	4,380,375
		4,380,375
Trading Companies & Distributors–3.63%
United Rentals, Inc.	25,100	11,178,787
WESCO International, Inc.	123,800	22,167,628
		33,346,415
Total Common Stock (Cost $581,750,990)		897,943,119

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	73,062	$ 73,062
Total Money Market Fund (Cost $73,062)		73,062

	Principal Amount°
SHORT-TERM INVESTMENT–2.24%
Discounted Commercial Paper–2.24%
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.11% 7/3/23	20,650,000	20,644,218
		20,644,218
Total Short-Term Investment (Cost $20,644,218)		20,644,218

TOTAL INVESTMENTS–99.96% (Cost $602,468,270)	918,660,399
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	354,263
NET ASSETS APPLICABLE TO 22,419,866 SHARES OUTSTANDING–100.00%	$919,014,662
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND STANDARD CLASS ($728,800,732 / 17,745,161 Shares)	$41.070
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND SERVICE CLASS ($190,213,930 / 4,674,705 Shares)	$40.690
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$522,996,283
Distributable earnings/(accumulated loss)	396,018,379
TOTAL NET ASSETS	$919,014,662

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
★ Includes $423,884 payable for fund shares redeemed, $24,410 other accrued expenses payable, $341,529 due to manager and affiliates and $52,399 payable for fund accounting fee as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund-5

LVIP Delaware Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,215,485
EXPENSES:
Management fees	1,613,390
Distribution fees-Service Class	322,055
Shareholder servicing fees	129,117
Accounting and administration expenses	94,921
Professional fees	27,160
Trustees’ fees and expenses	15,815
Reports and statements to shareholders	10,750
Custodian fees	3,176
Consulting fees	1,471
Pricing fees	784
Other	12,362
Total operating expenses	2,231,001
NET INVESTMENT INCOME	6,984,484
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,440,454
Net change in unrealized appreciation (depreciation) of investments	17,885,536
NET REALIZED AND UNREALIZED GAIN	21,325,990
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,310,474
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,984,484	$ 12,343,222
Net realized gain	3,440,454	77,739,351
Net change in unrealized appreciation (depreciation)	17,885,536	(182,775,341)
Net increase (decrease) in net assets resulting from operations	28,310,474	(92,692,768)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,718,819)
Service Class	—	(8,435,979)
	—	(44,154,798)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	40,648,091	67,555,139
Service Class	13,935,667	37,764,752
Reinvestment of dividends and distributions:
Standard Class	—	35,718,819
Service Class	—	8,435,979
	54,583,758	149,474,689
Cost of shares redeemed:
Standard Class	(51,029,870)	(152,290,285)
Service Class	(14,445,973)	(36,325,538)
	(65,475,843)	(188,615,823)
Decrease in net assets derived from capital share transactions	(10,892,085)	(39,141,134)
NET INCREASE (DECREASE) IN NET ASSETS	17,418,389	(175,988,700)
NET ASSETS:
Beginning of period	901,596,273	1,077,584,973
End of period	$919,014,662	$ 901,596,273
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund-6

LVIP Delaware Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 39.837	$ 46.009	$ 35.342	$ 36.468	$ 31.753	$ 41.502
Income (loss) from investment operations:
Net investment income[2]	0.326	0.576	0.523	0.447	0.504	0.462
Net realized and unrealized gain (loss)	0.907	(4.730)	10.732	(0.357)	8.882	(5.856)
Total from investment operations	1.233	(4.154)	11.255	0.090	9.386	(5.394)
Less dividends and distributions from:
Net investment income	—	(0.630)	(0.588)	(0.470)	(0.409)	(0.514)
Net realized gain	—	(1.388)	—	(0.348)	(4.262)	(3.841)
Return of capital	—	—	—	(0.398)	—	—
Total dividends and distributions	—	(2.018)	(0.588)	(1.216)	(4.671)	(4.355)
Net asset value, end of period	$ 41.070	$ 39.837	$ 46.009	$ 35.342	$ 36.468	$ 31.753
Total return[3]	3.10%	(8.87%)	31.91%	0.51%	30.43%	(14.75%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$728,801	$716,382	$875,293	$671,609	$736,219	$ 431,527
Ratio of expenses to average net assets	0.43%	0.42%	0.41%	0.44%	0.46%	0.46%
Ratio of net investment income to average net assets	1.64%	1.37%	1.25%	1.48%	1.39%	1.15%
Portfolio turnover	6%	20%	19%	28%	13%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund-7

LVIP Delaware Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 39.537	$ 45.685	$ 35.102	$ 36.246	$ 31.604	$ 41.324
Income (loss) from investment operations:
Net investment income[2]	0.254	0.424	0.373	0.339	0.375	0.318
Net realized and unrealized gain (loss)	0.899	(4.695)	10.649	(0.374)	8.826	(5.809)
Total from investment operations	1.153	(4.271)	11.022	(0.035)	9.201	(5.491)
Less dividends and distributions from:
Net investment income	—	(0.489)	(0.439)	(0.412)	(0.297)	(0.388)
Net realized gain	—	(1.388)	—	(0.348)	(4.262)	(3.841)
Return of capital	—	—	—	(0.349)	—	—
Total dividends and distributions	—	(1.877)	(0.439)	(1.109)	(4.559)	(4.229)
Net asset value, end of period	$ 40.690	$ 39.537	$ 45.685	$ 35.102	$ 36.246	$ 31.604
Total return[3]	2.92%	(9.19%)	31.45%	0.16%	29.97%	(15.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,214	$185,214	$202,292	$166,482	$160,131	$ 115,579
Ratio of expenses to average net assets	0.78%	0.77%	0.76%	0.79%	0.81%	0.81%
Ratio of net investment income to average net assets	1.29%	1.02%	0.88%	1.13%	1.04%	0.80%
Portfolio turnover	6%	20%	19%	28%	13%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund-8

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Delaware Mid Cap Value Fund-9

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$36,885
Legal	5,917
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,411 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$266,925
Distribution fees payable to LFD	53,251
Shareholder servicing fees payable to Lincoln Life	21,353
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Mid Cap Value Fund-10

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$50,670,363
Sales	62,160,814
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$602,468,270
Aggregate unrealized appreciation of investments	$347,998,437
Aggregate unrealized depreciation of investments	(31,806,308)
Net unrealized appreciation of investments	$316,192,129
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$897,943,119	$ —	$—	$897,943,119
Money Market Fund	73,062	—	—	73,062
Short-Term Investment	—	20,644,218	—	20,644,218
Total Investments	$898,016,181	$20,644,218	$—	$918,660,399
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund-11

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,036,301	1,619,466
Service Class	352,027	900,461
Shares reinvested:
Standard Class	—	917,593
Service Class	—	219,234
	1,388,328	3,656,754
Shares redeemed:
Standard Class	(1,274,034)	(3,578,634)
Service Class	(361,946)	(863,012)
	(1,635,980)	(4,441,646)
Net decrease	(247,652)	(784,892)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply
LVIP Delaware Mid Cap Value Fund-12

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Mid Cap Value Fund-13

LVIP Delaware Mid Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Mid Cap Value Fund-14

LVIP Delaware SMID Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware SMID Cap Core Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware SMID Cap Core Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,084.60	0.80%	$4.13
Service Class Shares	1,000.00	1,082.90	1.10%	5.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.80%	$4.01
Service Class Shares	1,000.00	1,019.30	1.10%	5.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware SMID Cap Core Fund-1

LVIP Delaware SMID Cap Core Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.08%
Automobile Components	1.31%
Banks	4.37%
Biotechnology	5.63%
Building Products	1.50%
Capital Markets	1.73%
Chemicals	2.38%
Commercial Services & Supplies	2.88%
Construction & Engineering	4.74%
Consumer Staples Distribution & Retail	2.10%
Containers & Packaging	0.49%
Electrical Equipment	0.72%
Electronic Equipment, Instruments & Components	0.71%
Energy Equipment & Services	1.78%
Entertainment	0.51%
Financial Services	1.51%
Food Products	0.78%
Gas Utilities	0.78%
Ground Transportation	1.96%
Health Care Equipment & Supplies	2.91%
Health Care Providers & Services	0.83%
Health Care REITs	0.49%
Hotel & Resort REITs	0.68%
Hotels, Restaurants & Leisure	3.68%
Household Durables	3.42%
Industrial REITs	1.71%
Insurance	4.45%
Interactive Media & Services	1.12%
Leisure Products	1.40%
Life Sciences Tools & Services	3.05%
Machinery	3.99%
Marine Transportation	0.98%
Media	1.51%
Metals & Mining	2.90%
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	2.29%
Passenger Airlines	0.55%
Pharmaceuticals	1.88%
Professional Services	4.16%
Residential REITs	0.84%
Retail REITs	1.82%
Semiconductors & Semiconductor Equipment	2.25%
Software	7.13%
Specialized REITs	0.44%
Specialty Retail	2.35%
Textiles, Apparel & Luxury Goods	0.97%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	3.58%
Money Market Fund	2.03%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Quanta Services, Inc.	1.91%
Primerica, Inc.	1.82%
Liberty Energy, Inc. Class A	1.78%
Chesapeake Energy Corp.	1.49%
WillScot Mobile Mini Holdings Corp.	1.48%
PTC, Inc.	1.47%
Casey's General Stores, Inc.	1.47%
Huntsman Corp.	1.43%
Reliance Steel & Aluminum Co.	1.33%
Beacon Roofing Supply, Inc.	1.28%
Total	15.46%

REIT–Real Estate Investment Trust

LVIP Delaware SMID Cap Core Fund-2

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.08%
Automobile Components–1.31%
BorgWarner, Inc.	110,598	$ 5,409,348
Dana, Inc.	138,520	2,354,840
		7,764,188
Banks–4.37%
Columbia Banking System, Inc.	187,156	3,795,524
East West Bancorp, Inc.	125,522	6,626,307
SouthState Corp.	62,850	4,135,530
Valley National Bancorp	375,315	2,908,691
Webster Financial Corp.	138,479	5,227,582
WSFS Financial Corp.	87,874	3,314,607
		26,008,241
Biotechnology–5.63%
†Amicus Therapeutics, Inc.	242,314	3,043,464
†Blueprint Medicines Corp.	55,896	3,532,627
†Exact Sciences Corp.	50,128	4,707,019
†Halozyme Therapeutics, Inc.	119,817	4,321,799
†Insmed, Inc.	130,054	2,744,139
†Natera, Inc.	79,369	3,862,096
†Neurocrine Biosciences, Inc.	52,082	4,911,333
†PTC Therapeutics, Inc.	43,826	1,782,403
†Travere Therapeutics, Inc.	129,309	1,986,186
†Ultragenyx Pharmaceutical, Inc.	56,359	2,599,841
		33,490,907
Building Products–1.50%
Carlisle Cos., Inc.	19,462	4,992,587
Zurn Elkay Water Solutions Corp.	144,992	3,898,835
		8,891,422
Capital Markets–1.73%
Hamilton Lane, Inc. Class A	49,745	3,978,605
Stifel Financial Corp.	105,317	6,284,265
		10,262,870
Chemicals–2.38%
Huntsman Corp.	315,689	8,529,917
Minerals Technologies, Inc.	97,721	5,637,524
		14,167,441
Commercial Services & Supplies–2.88%
ABM Industries, Inc.	86,812	3,702,532
†Casella Waste Systems, Inc. Class A	34,590	3,128,665
†Clean Harbors, Inc.	35,278	5,800,762
Tetra Tech, Inc.	27,445	4,493,844
		17,125,803
Construction & Engineering–4.74%
†Ameresco, Inc. Class A	40,507	1,969,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MasTec, Inc.	51,319	$ 6,054,102
Quanta Services, Inc.	57,861	11,366,794
†WillScot Mobile Mini Holdings Corp.	184,096	8,797,948
		28,188,699
Consumer Staples Distribution & Retail–2.10%
†BJ's Wholesale Club Holdings, Inc.	59,478	3,747,709
Casey's General Stores, Inc.	35,758	8,720,661
		12,468,370
Containers & Packaging–0.49%
Westrock Co.	99,918	2,904,616
		2,904,616
Electrical Equipment–0.72%
Regal Rexnord Corp.	27,868	4,288,885
		4,288,885
Electronic Equipment, Instruments & Components–0.71%
†Coherent Corp.	83,023	4,232,512
		4,232,512
Energy Equipment & Services–1.78%
Liberty Energy, Inc. Class A	791,885	10,587,502
		10,587,502
Entertainment–0.51%
†IMAX Corp.	179,114	3,043,147
		3,043,147
Financial Services–1.51%
Essent Group Ltd.	114,500	5,358,600
†NMI Holdings, Inc. Class A	139,523	3,602,484
		8,961,084
Food Products–0.78%
J & J Snack Foods Corp.	29,183	4,621,420
		4,621,420
Gas Utilities–0.78%
Spire, Inc.	72,916	4,625,791
		4,625,791
Ground Transportation–1.96%
Knight-Swift Transportation Holdings, Inc.	106,725	5,929,641
Werner Enterprises, Inc.	130,111	5,748,304
		11,677,945
Health Care Equipment & Supplies–2.91%
†Inspire Medical Systems, Inc.	19,314	6,270,097
†Lantheus Holdings, Inc.	31,860	2,673,691
=OmniAb, Inc. Earnout Shares	14,046	0
LVIP Delaware SMID Cap Core Fund-3

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
=OmniAb, Inc. Earnout Shares	14,046	$ 0
†QuidelOrtho Corp.	29,660	2,457,627
†Shockwave Medical, Inc.	20,670	5,899,425
		17,300,840
Health Care Providers & Services–0.83%
Encompass Health Corp.	73,009	4,943,439
		4,943,439
Health Care REITs–0.49%
Physicians Realty Trust	209,533	2,931,367
		2,931,367
Hotel & Resort REITs–0.68%
DiamondRock Hospitality Co.	224,201	1,795,850
Pebblebrook Hotel Trust	162,307	2,262,560
		4,058,410
Hotels, Restaurants & Leisure–3.68%
Aramark	170,527	7,341,188
†Brinker International, Inc.	72,427	2,650,828
Jack in the Box, Inc.	28,478	2,777,459
Texas Roadhouse, Inc.	45,043	5,057,428
Wendy's Co.	186,848	4,063,944
		21,890,847
Household Durables–3.42%
†Helen of Troy Ltd.	23,296	2,516,434
KB Home	68,486	3,541,411
La-Z-Boy, Inc.	91,871	2,631,185
†Taylor Morrison Home Corp.	96,397	4,701,282
Toll Brothers, Inc.	88,236	6,976,821
		20,367,133
Industrial REITs–1.71%
EastGroup Properties, Inc.	24,262	4,211,883
First Industrial Realty Trust, Inc.	112,992	5,947,899
		10,159,782
Insurance–4.45%
Axis Capital Holdings Ltd.	94,351	5,078,914
Kemper Corp.	92,566	4,467,235
Primerica, Inc.	54,590	10,795,719
Reinsurance Group of America, Inc.	44,207	6,131,069
		26,472,937
Interactive Media & Services–1.12%
†Yelp, Inc.	96,772	3,523,468
†Ziff Davis, Inc.	44,717	3,132,873
		6,656,341
Leisure Products–1.40%
†Malibu Boats, Inc. Class A	75,154	4,408,533
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†YETI Holdings, Inc.	100,982	$ 3,922,141
		8,330,674
Life Sciences Tools & Services–3.05%
†Azenta, Inc.	56,883	2,655,299
Bio-Techne Corp.	59,502	4,857,148
†ICON PLC	21,001	5,254,450
†OmniAb, Inc.	253,719	1,276,207
†Repligen Corp.	29,035	4,107,291
		18,150,395
Machinery–3.99%
Barnes Group, Inc.	36,483	1,539,218
†Chart Industries, Inc.	11,651	1,861,713
Federal Signal Corp.	63,599	4,072,244
†Gates Industrial Corp. PLC	132,340	1,783,943
Graco, Inc.	54,250	4,684,488
Kadant, Inc.	14,013	3,112,287
Lincoln Electric Holdings, Inc.	33,504	6,654,900
		23,708,793
Marine Transportation–0.98%
†Kirby Corp.	75,968	5,845,738
		5,845,738
Media–1.51%
Interpublic Group of Cos., Inc.	161,357	6,225,153
Nexstar Media Group, Inc. Class A	16,571	2,759,900
		8,985,053
Metals & Mining–2.90%
Kaiser Aluminum Corp.	42,288	3,029,512
Reliance Steel & Aluminum Co.	29,050	7,889,690
Worthington Industries, Inc.	90,638	6,296,622
		17,215,824
Multi-Utilities–0.82%
Black Hills Corp.	81,297	4,898,957
		4,898,957
Oil, Gas & Consumable Fuels–2.29%
Chesapeake Energy Corp.	105,907	8,862,298
†Southwestern Energy Co.	791,489	4,756,849
		13,619,147
Passenger Airlines–0.55%
†Allegiant Travel Co.	25,873	3,267,242
		3,267,242
Pharmaceuticals–1.88%
†Catalent, Inc.	63,081	2,735,192

LVIP Delaware SMID Cap Core Fund-4

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies, Inc.	35,360	$ 2,238,995
†Ligand Pharmaceuticals, Inc.	42,563	3,068,792
†Supernus Pharmaceuticals, Inc.	104,575	3,143,525
		11,186,504
Professional Services–4.16%
†ASGN, Inc.	60,262	4,557,615
†ExlService Holdings, Inc.	48,901	7,386,985
KBR, Inc.	90,142	5,864,638
Paycom Software, Inc.	3,548	1,139,760
†WNS Holdings Ltd.ADR	78,926	5,818,425
		24,767,423
Residential REITs–0.84%
Camden Property Trust	45,834	4,989,948
		4,989,948
Retail REITs–1.82%
Brixmor Property Group, Inc.	255,663	5,624,586
Kite Realty Group Trust	233,558	5,217,686
		10,842,272
Semiconductors & Semiconductor Equipment–2.25%
†MACOM Technology Solutions Holdings, Inc.	55,774	3,654,870
†MaxLinear, Inc.	96,953	3,059,837
†Semtech Corp.	115,392	2,937,880
†Silicon Laboratories, Inc.	23,544	3,713,831
		13,366,418
Software–7.13%
†Box, Inc. Class A	72,088	2,117,945
†DoubleVerify Holdings, Inc.	38,602	1,502,390
†Dynatrace, Inc.	76,390	3,931,793
†Guidewire Software, Inc.	46,589	3,544,491
†Procore Technologies, Inc.	58,660	3,817,006
†PTC, Inc.	61,309	8,724,271
†Q2 Holdings, Inc.	76,427	2,361,594
†Rapid7, Inc.	46,761	2,117,338
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Smartsheet, Inc. Class A	96,892	$ 3,707,088
†Sprout Social, Inc. Class A	40,728	1,880,005
†SPS Commerce, Inc.	8,025	1,541,282
†Tyler Technologies, Inc.	2,797	1,164,867
†Varonis Systems, Inc.	121,059	3,226,222
†Workiva, Inc.	27,233	2,768,507
		42,404,799
Specialized REITs–0.44%
National Storage Affiliates Trust	75,673	2,635,691
		2,635,691
Specialty Retail–2.35%
Dick's Sporting Goods, Inc.	53,200	7,032,508
†Five Below, Inc.	35,296	6,937,076
		13,969,584
Textiles, Apparel & Luxury Goods–0.97%
Steven Madden Ltd.	175,580	5,739,710
		5,739,710
Trading Companies & Distributors–3.58%
†Beacon Roofing Supply, Inc.	91,433	7,587,110
Boise Cascade Co.	70,477	6,367,597
WESCO International, Inc.	40,892	7,322,122
		21,276,829
Total Common Stock (Cost $437,918,673)		583,292,940

MONEY MARKET FUND–2.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	12,070,124	12,070,124
Total Money Market Fund (Cost $12,070,124)		12,070,124

TOTAL INVESTMENTS–100.11% (Cost $449,988,797)	595,363,064
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(654,972)
NET ASSETS APPLICABLE TO 24,208,559 SHARES OUTSTANDING–100.00%	$594,708,092
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND STANDARD CLASS ($396,034,596 / 15,608,065 Shares)	$25.374
NET ASSET VALUE PER SHARE–LVIP DELAWARE SMID CAP CORE FUND SERVICE CLASS ($198,673,496 / 8,600,494 Shares)	$23.100
LVIP Delaware SMID Cap Core Fund-5

LVIP Delaware SMID Cap Core Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$402,387,900
Distributable earnings/(accumulated loss)	192,320,192
TOTAL NET ASSETS	$594,708,092

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $3,863 expense reimbursement receivable from Lincoln Financial Investments Corporation, $703,882 payable for fund shares redeemed, $94,906 other accrued expenses payable and $415,701 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund-6

LVIP Delaware SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,753,118
EXPENSES:
Management fees	2,122,546
Distribution fees-Service Class	286,300
Shareholder servicing fees	82,798
Accounting and administration expenses	63,740
Professional fees	17,475
Trustees’ fees and expenses	9,980
Reports and statements to shareholders	7,916
Custodian fees	2,206
Consulting fees	1,352
Pricing fees	1,256
Other	9,897
2,605,466
Less:
Expenses reimbursed	(35,082)
Total operating expenses	2,570,384
NET INVESTMENT INCOME	2,182,734
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	14,243,238
Net change in unrealized appreciation (depreciation) of investments	30,384,405
NET REALIZED AND UNREALIZED GAIN	44,627,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,810,377
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,182,734	$ 3,475,387
Net realized gain	14,243,238	31,344,954
Net change in unrealized appreciation (depreciation)	30,384,405	(131,440,730)
Net increase (decrease) in net assets resulting from operations	46,810,377	(96,620,389)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,963,019)
Service Class	—	(6,559,792)
	—	(19,522,811)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,768,036	15,308,670
Service Class	10,182,164	15,538,351
Reinvestment of dividends and distributions:
Standard Class	—	12,963,019
Service Class	—	6,559,792
	22,950,200	50,369,832
Cost of shares redeemed:
Standard Class	(21,792,184)	(45,755,892)
Service Class	(14,933,549)	(38,918,533)
	(36,725,733)	(84,674,425)
Decrease in net assets derived from capital share transactions	(13,775,533)	(34,304,593)
NET INCREASE (DECREASE) IN NET ASSETS	33,034,844	(150,447,793)
NET ASSETS:
Beginning of period	561,673,248	712,121,041
End of period	$594,708,092	$ 561,673,248
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund-7

LVIP Delaware SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 23.395	$ 28.114	$ 24.740	$ 23.090	$ 18.920	$ 30.980
Income (loss) from investment operations:
Net investment income[3]	0.104	0.167	0.052	0.210	0.110	0.120
Net realized and unrealized gain (loss)	1.875	(4.065)	5.604	2.040	5.370	(2.590)
Total from investment operations	1.979	(3.898)	5.656	2.250	5.480	(2.470)
Less dividends and distributions from:
Net investment income	—	(0.111)	(0.273)	(0.110)	(0.120)	(0.050)
Net realized gain	—	(0.710)	(2.008)	(0.490)	(1.190)	(9.540)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.821)	(2.282)	(0.600)	(1.310)	(9.590)
Net asset value, end of period	$ 25.374	$ 23.395	$ 28.114	$ 24.740	$ 23.090	$ 18.920
Total return[4]	8.46%	(13.73%)	23.18%	11.09%	29.63%	(12.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$396,035	$ 373,770	$467,478	$413,756	$399,267	$ 343,361
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.82%	0.81%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.80%	0.82%	0.81%	0.81%
Ratio of net investment income to average net assets	0.86%	0.68%	0.19%	1.02%	0.52%	0.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.67%	0.19%	1.02%	0.52%	0.51%
Portfolio turnover	11%	19%	17%	32%	14%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund-8

LVIP Delaware SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware SMID Cap Core Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 21.331	$ 25.715	$ 22.750	$ 21.280	$ 17.520	$ 29.410
Income (loss) from investment operations:
Net investment income (loss)[3]	0.062	0.085	(0.031)	0.140	0.040	0.050
Net realized and unrealized gain (loss)	1.707	(3.718)	5.154	1.870	4.970	(2.400)
Total from investment operations	1.769	(3.633)	5.123	2.010	5.010	(2.350)
Less dividends and distributions from:
Net investment income	—	(0.041)	(0.148)	(0.050)	(0.060)	—
Net realized gain	—	(0.710)	(2.009)	(0.490)	(1.190)	(9.540)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.751)	(2.158)	(0.540)	(1.250)	(9.540)
Net asset value, end of period	$ 23.100	$ 21.331	$ 25.715	$ 22.750	$ 21.280	$ 17.520
Total return[4]	8.29%	(13.99%)	22.83%	10.74%	29.25%	(12.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,673	$ 187,903	$244,643	$230,731	$228,479	$ 197,556
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.12%	1.11%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.10%	1.12%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets	0.56%	0.38%	(0.13%)	0.72%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.55%	0.37%	(0.13%)	0.72%	0.22%	0.21%
Portfolio turnover	11%	19%	17%	32%	14%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware SMID Cap Core Fund-9

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware SMID Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP Delaware SMID Cap Core Fund-10

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.80% of the average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2025	Total
LFI	$ 59,838	$ 59,838
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$23,533
Legal	3,776
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,928 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware SMID Cap Core Fund-11

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 3,863
Management fees payable to LFI	354,042
Distribution fees payable to LFD	47,843
Shareholder servicing fees payable to Lincoln Life	13,816
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$61,191,941
Sales	68,782,843
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$449,988,797
Aggregate unrealized appreciation of investments	$179,293,506
Aggregate unrealized depreciation of investments	(33,919,239)
Net unrealized appreciation of investments	$145,374,267
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware SMID Cap Core Fund-12

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobile Components	$ 7,764,188	$—	$—	$ 7,764,188
Banks	26,008,241	—	—	26,008,241
Biotechnology	33,490,907	—	—	33,490,907
Building Products	8,891,422	—	—	8,891,422
Capital Markets	10,262,870	—	—	10,262,870
Chemicals	14,167,441	—	—	14,167,441
Commercial Services & Supplies	17,125,803	—	—	17,125,803
Construction & Engineering	28,188,699	—	—	28,188,699
Consumer Staples Distribution & Retail	12,468,370	—	—	12,468,370
Containers & Packaging	2,904,616	—	—	2,904,616
Electrical Equipment	4,288,885	—	—	4,288,885
Electronic Equipment, Instruments & Components	4,232,512	—	—	4,232,512
Energy Equipment & Services	10,587,502	—	—	10,587,502
Entertainment	3,043,147	—	—	3,043,147
Financial Services	8,961,084	—	—	8,961,084
Food Products	4,621,420	—	—	4,621,420
Gas Utilities	4,625,791	—	—	4,625,791
Ground Transportation	11,677,945	—	—	11,677,945
Health Care Equipment & Supplies	17,300,840	—	—*	17,300,840
Health Care Providers & Services	4,943,439	—	—	4,943,439
Health Care REITs	2,931,367	—	—	2,931,367
Hotel & Resort REITs	4,058,410	—	—	4,058,410
Hotels, Restaurants & Leisure	21,890,847	—	—	21,890,847
Household Durables	20,367,133	—	—	20,367,133
Industrial REITs	10,159,782	—	—	10,159,782
Insurance	26,472,937	—	—	26,472,937
Interactive Media & Services	6,656,341	—	—	6,656,341
Leisure Products	8,330,674	—	—	8,330,674
Life Sciences Tools & Services	18,150,395	—	—	18,150,395
Machinery	23,708,793	—	—	23,708,793
Marine Transportation	5,845,738	—	—	5,845,738
Media	8,985,053	—	—	8,985,053
Metals & Mining	17,215,824	—	—	17,215,824
Multi-Utilities	4,898,957	—	—	4,898,957
Oil, Gas & Consumable Fuels	13,619,147	—	—	13,619,147
Passenger Airlines	3,267,242	—	—	3,267,242
Pharmaceuticals	11,186,504	—	—	11,186,504
Professional Services	24,767,423	—	—	24,767,423
Residential REITs	4,989,948	—	—	4,989,948
Retail REITs	10,842,272	—	—	10,842,272
Semiconductors & Semiconductor Equipment	13,366,418	—	—	13,366,418
Software	42,404,799	—	—	42,404,799
Specialized REITs	2,635,691	—	—	2,635,691
Specialty Retail	13,969,584	—	—	13,969,584
Textiles, Apparel & Luxury Goods	5,739,710	—	—	5,739,710
Trading Companies & Distributors	21,276,829	—	—	21,276,829
Money Market Fund	12,070,124	—	—	12,070,124
Total Investments	$595,363,064	$—	$—	$595,363,064

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware SMID Cap Core Fund-13

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	528,095	622,463
Service Class	461,529	689,791
Shares reinvested:
Standard Class	—	576,852
Service Class	—	321,421
	989,624	2,210,527
Shares redeemed:
Standard Class	(896,411)	(1,850,738)
Service Class	(670,069)	(1,715,790)
	(1,566,480)	(3,566,528)
Net increase	(576,856)	(1,356,001)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware SMID Cap Core Fund-14

LVIP Delaware SMID Cap Core Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware SMID Cap Core Fund-15

LVIP Delaware SMID Cap Core Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware SMID Cap Core Fund-16

LVIP Delaware Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Social Awareness Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,195.40	0.45%	$2.45
Service Class Shares	1,000.00	1,193.30	0.80%	4.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
Service Class Shares	1,000.00	1,020.80	0.80%	4.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund-1

LVIP Delaware Social Awareness Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.49%
Automobile Components	0.51%
Automobiles	1.60%
Banks	3.87%
Beverages	1.70%
Biotechnology	2.33%
Broadline Retail	3.13%
Building Products	1.23%
Capital Markets	2.87%
Chemicals	2.02%
Commercial Services & Supplies	0.55%
Communications Equipment	0.88%
Construction & Engineering	1.89%
Consumer Staples Distribution & Retail	0.92%
Containers & Packaging	0.33%
Diversified Telecommunication Services	0.46%
Electrical Equipment	1.49%
Entertainment	0.84%
Financial Services	2.80%
Food Products	0.72%
Ground Transportation	1.67%
Health Care Equipment & Supplies	3.88%
Health Care Providers & Services	1.23%
Health Care Technology	0.32%
Hotels, Restaurants & Leisure	2.27%
Household Durables	1.23%
Industrial REITs	0.51%
Insurance	1.50%
Interactive Media & Services	6.19%
IT Services	2.22%
Leisure Products	0.29%
Life Sciences Tools & Services	1.63%
Machinery	3.03%
Media	0.98%
Metals & Mining	0.35%
Oil, Gas & Consumable Fuels	3.66%
Passenger Airlines	0.43%
Pharmaceuticals	3.98%
Professional Services	0.50%
Residential REITs	0.68%
Semiconductors & Semiconductor Equipment	6.60%
Software	13.79%
Specialized REITs	1.25%
Specialty Retail	3.30%
Technology Hardware, Storage & Peripherals	6.97%
Textiles, Apparel & Luxury Goods	0.89%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.50%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	6.97%
Microsoft Corp.	6.83%
Alphabet, Inc. Class A	4.76%
Amazon.com, Inc.	3.13%
NVIDIA Corp.	2.93%
Visa, Inc. Class A	2.27%
JPMorgan Chase & Co.	2.12%
PepsiCo, Inc.	1.70%
Home Depot, Inc.	1.62%
Tesla, Inc.	1.60%
Total	33.93%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.49%
Automobile Components–0.51%
BorgWarner, Inc.	78,050	$ 3,817,426
		3,817,426
Automobiles–1.60%
†Tesla, Inc.	45,750	11,975,978
		11,975,978
Banks–3.87%
East West Bancorp, Inc.	88,843	4,690,022
JPMorgan Chase & Co.	109,198	15,881,757
U.S. Bancorp	140,000	4,625,600
Webster Financial Corp.	99,806	3,767,677
		28,965,056
Beverages–1.70%
PepsiCo, Inc.	68,721	12,728,504
		12,728,504
Biotechnology–2.33%
†Exact Sciences Corp.	58,310	5,475,309
†Neurocrine Biosciences, Inc.	41,650	3,927,595
†Vertex Pharmaceuticals, Inc.	22,887	8,054,164
		17,457,068
Broadline Retail–3.13%
†Amazon.com, Inc.	179,420	23,389,191
		23,389,191
Building Products–1.23%
Carlisle Cos., Inc.	14,438	3,703,780
Trane Technologies PLC	28,712	5,491,457
		9,195,237
Capital Markets–2.87%
BlackRock, Inc.	10,230	7,070,362
Intercontinental Exchange, Inc.	73,119	8,268,297
Raymond James Financial, Inc.	59,374	6,161,240
		21,499,899
Chemicals–2.02%
Corteva, Inc.	67,950	3,893,535
DuPont de Nemours, Inc.	53,022	3,787,892
Linde PLC	19,507	7,433,727
		15,115,154
Commercial Services & Supplies–0.55%
Waste Management, Inc.	23,495	4,074,503
		4,074,503
Communications Equipment–0.88%
Cisco Systems, Inc.	126,875	6,564,513
		6,564,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.89%
†Ameresco, Inc. Class A	40,944	$ 1,991,107
Quanta Services, Inc.	47,033	9,239,633
†WillScot Mobile Mini Holdings Corp.	61,318	2,930,387
		14,161,127
Consumer Staples Distribution & Retail–0.92%
Casey's General Stores, Inc.	28,355	6,915,217
		6,915,217
Containers & Packaging–0.33%
Westrock Co.	85,367	2,481,619
		2,481,619
Diversified Telecommunication Services–0.46%
AT&T, Inc.	216,091	3,446,651
		3,446,651
Electrical Equipment–1.49%
Eaton Corp. PLC	22,060	4,436,266
Emerson Electric Co.	38,180	3,451,090
†Generac Holdings, Inc.	7,916	1,180,513
Rockwell Automation, Inc.	6,353	2,092,996
		11,160,865
Entertainment–0.84%
†Walt Disney Co.	70,721	6,313,971
		6,313,971
Financial Services–2.80%
Essent Group Ltd.	84,480	3,953,664
Visa, Inc. Class A	71,411	16,958,684
		20,912,348
Food Products–0.72%
General Mills, Inc.	69,722	5,347,677
		5,347,677
Ground Transportation–1.67%
Knight-Swift Transportation Holdings, Inc.	99,017	5,501,384
Union Pacific Corp.	34,185	6,994,935
		12,496,319
Health Care Equipment & Supplies–3.88%
Abbott Laboratories	65,890	7,183,328
Becton Dickinson & Co.	17,720	4,678,257
†Dexcom, Inc.	55,990	7,195,275
†Edwards Lifesciences Corp.	51,920	4,897,614
†Lantheus Holdings, Inc.	27,900	2,341,368
†QuidelOrtho Corp.	32,670	2,707,036
		29,002,878
LVIP Delaware Social Awareness Fund-3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.23%
Cigna Group	32,810	$ 9,206,486
		9,206,486
Health Care Technology–0.32%
†Veeva Systems, Inc. Class A	12,214	2,415,074
		2,415,074
Hotels, Restaurants & Leisure–2.27%
Aramark	123,814	5,330,193
Starbucks Corp.	73,223	7,253,470
Texas Roadhouse, Inc.	38,858	4,362,976
		16,946,639
Household Durables–1.23%
DR Horton, Inc.	39,350	4,788,502
Toll Brothers, Inc.	55,500	4,388,385
		9,176,887
Industrial REITs–0.51%
First Industrial Realty Trust, Inc.	71,803	3,779,710
		3,779,710
Insurance–1.50%
Axis Capital Holdings Ltd.	108,763	5,854,712
Reinsurance Group of America, Inc.	38,891	5,393,793
		11,248,505
Interactive Media & Services–6.19%
†Alphabet, Inc. Class A	297,726	35,637,802
†Meta Platforms, Inc. Class A	37,190	10,672,786
		46,310,588
IT Services–2.22%
Accenture PLC Class A	29,946	9,240,737
†MongoDB, Inc.	10,880	4,471,571
†Snowflake, Inc. Class A	16,502	2,904,022
		16,616,330
Leisure Products–0.29%
†YETI Holdings, Inc.	56,448	2,192,440
		2,192,440
Life Sciences Tools & Services–1.63%
†Repligen Corp.	26,050	3,685,033
Thermo Fisher Scientific, Inc.	16,270	8,488,872
		12,173,905
Machinery–3.03%
Deere & Co.	19,210	7,783,700
Ingersoll Rand, Inc.	34,409	2,248,972
Lincoln Electric Holdings, Inc.	27,087	5,380,291
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin Corp.	18,567	$ 7,241,873
		22,654,836
Media–0.98%
Comcast Corp. Class A	177,100	7,358,505
		7,358,505
Metals & Mining–0.35%
Reliance Steel & Aluminum Co.	9,559	2,596,129
		2,596,129
Oil, Gas & Consumable Fuels–3.66%
Chesapeake Energy Corp.	90,548	7,577,057
ConocoPhillips	96,750	10,024,267
Diamondback Energy, Inc.	74,412	9,774,760
		27,376,084
Passenger Airlines–0.43%
†Allegiant Travel Co.	10,054	1,269,619
Southwest Airlines Co.	54,393	1,969,571
		3,239,190
Pharmaceuticals–3.98%
†Catalent, Inc.	61,440	2,664,039
Johnson & Johnson	64,150	10,618,108
Merck & Co., Inc.	83,352	9,617,987
Pfizer, Inc.	187,000	6,859,160
		29,759,294
Professional Services–0.50%
SS&C Technologies Holdings, Inc.	61,827	3,746,716
		3,746,716
Residential REITs–0.68%
Camden Property Trust	46,757	5,090,435
		5,090,435
Semiconductors & Semiconductor Equipment–6.60%
Broadcom, Inc.	13,050	11,319,961
NVIDIA Corp.	51,755	21,893,400
†ON Semiconductor Corp.	89,889	8,501,702
Texas Instruments, Inc.	42,389	7,630,868
		49,345,931
Software–13.79%
†Adobe, Inc.	10,716	5,240,017
†Crowdstrike Holdings, Inc. Class A	22,591	3,317,940
†Datadog, Inc. Class A	21,922	2,156,686
Intuit, Inc.	10,111	4,632,759
Microsoft Corp.	149,975	51,072,486
†Palo Alto Networks, Inc.	18,386	4,697,807
†PTC, Inc.	28,729	4,088,137

LVIP Delaware Social Awareness Fund-4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Roper Technologies, Inc.	16,664	$ 8,012,051
†Salesforce, Inc.	33,595	7,097,280
†ServiceNow, Inc.	13,813	7,762,492
†Tyler Technologies, Inc.	12,165	5,066,358
		103,144,013
Specialized REITs–1.25%
American Tower Corp.	23,500	4,557,590
Life Storage, Inc.	35,989	4,785,097
		9,342,687
Specialty Retail–3.30%
†Five Below, Inc.	28,420	5,585,667
Home Depot, Inc.	38,904	12,085,138
Tractor Supply Co.	31,547	6,975,042
		24,645,847
Technology Hardware, Storage & Peripherals–6.97%
Apple, Inc.	268,589	52,098,208
		52,098,208
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.89%
NIKE, Inc. Class B	60,481	$ 6,675,288
		6,675,288
Total Common Stock (Cost $347,414,896)		744,160,928

MONEY MARKET FUND–0.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,724,297	3,724,297
Total Money Market Fund (Cost $3,724,297)		3,724,297

TOTAL INVESTMENTS–99.99% (Cost $351,139,193)	747,885,225
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	83,060
NET ASSETS APPLICABLE TO 16,359,738 SHARES OUTSTANDING–100.00%	$747,968,285
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($632,418,704 / 13,809,697 Shares)	$45.795
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($115,549,581 / 2,550,041 Shares)	$45.313
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$287,422,870
Distributable earnings/(accumulated loss)	460,545,415
TOTAL NET ASSETS	$747,968,285

† Non-income producing.
★ Includes $164,247 payable for fund shares redeemed, $18,907 other accrued expenses payable, $275,834 due to manager and affiliates, $41,766 payable for fund accounting fee and $34,592 Payable for registration fee as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund-5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,291,710
EXPENSES:
Management fees	1,310,559
Distribution fees-Service Class	184,700
Shareholder servicing fees	99,843
Accounting and administration expenses	73,305
Professional fees	24,674
Trustees’ fees and expenses	11,779
Reports and statements to shareholders	9,202
Custodian fees	2,586
Consulting fees	1,387
Pricing fees	767
Other	11,373
Total operating expenses	1,730,175
NET INVESTMENT INCOME	3,561,535
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	10,041,211
Net change in unrealized appreciation (depreciation) of investments	110,921,293
NET REALIZED AND UNREALIZED GAIN	120,962,504
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,524,039
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,561,535	$ 7,302,055
Net realized gain	10,041,211	52,219,266
Net change in unrealized appreciation (depreciation)	110,921,293	(232,377,469)
Net increase (decrease) in net assets resulting from operations	124,524,039	(172,856,148)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(73,809,269)
Service Class	—	(12,907,013)
	—	(86,716,282)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,839,647	6,699,369
Service Class	4,225,843	8,364,167
Reinvestment of dividends and distributions:
Standard Class	—	73,809,269
Service Class	—	12,907,013
	7,065,490	101,779,818
Cost of shares redeemed:
Standard Class	(31,446,188)	(64,845,393)
Service Class	(7,480,964)	(15,491,905)
	(38,927,152)	(80,337,298)
Increase (decrease) in net assets derived from capital share transactions	(31,861,662)	21,442,520
NET INCREASE (DECREASE) IN NET ASSETS	92,662,377	(238,129,910)
NET ASSETS:
Beginning of period	655,305,908	893,435,818
End of period	$747,968,285	$ 655,305,908
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund-6

LVIP Delaware Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 38.311	$ 54.896	$ 45.599	$ 41.154	$ 33.401	$ 39.132
Income (loss) from investment operations:
Net investment income[2]	0.224	0.476	0.418	0.480	0.518	0.496
Net realized and unrealized gain (loss)	7.260	(11.429)	11.535	7.230	10.004	(1.771)
Total from investment operations	7.484	(10.953)	11.953	7.710	10.522	(1.275)
Less dividends and distributions from:
Net investment income	—	(0.480)	(0.433)	(0.533)	(0.799)	(0.503)
Net realized gain	—	(5.152)	(2.223)	(2.732)	(1.970)	(3.953)
Total dividends and distributions	—	(5.632)	(2.656)	(3.265)	(2.769)	(4.456)
Net asset value, end of period	$ 45.795	$ 38.311	$ 54.896	$ 45.599	$ 41.154	$ 33.401
Total return[3]	19.54%	(19.71%)	26.43%	19.69%	31.98%	(4.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$632,419	$ 555,475	$760,315	$672,678	$632,383	$545,432
Ratio of expenses to average net assets	0.45%	0.44%	0.43%	0.45%	0.46%	0.46%
Ratio of net investment income to average net assets	1.09%	1.05%	0.81%	1.19%	1.34%	1.26%
Portfolio turnover	3%	12%	12%	10%	12%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund-7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 37.973	$ 54.473	$ 45.280	$ 40.909	$ 33.230	$ 38.943
Income (loss) from investment operations:
Net investment income[2]	0.150	0.314	0.235	0.336	0.381	0.355
Net realized and unrealized gain (loss)	7.190	(11.330)	11.436	7.159	9.934	(1.744)
Total from investment operations	7.340	(11.016)	11.671	7.495	10.315	(1.389)
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.255)	(0.392)	(0.666)	(0.371)
Net realized gain	—	(5.152)	(2.223)	(2.732)	(1.970)	(3.953)
Total dividends and distributions	—	(5.484)	(2.478)	(3.124)	(2.636)	(4.324)
Net asset value, end of period	$ 45.313	$ 37.973	$ 54.473	$ 45.280	$ 40.909	$ 33.230
Total return[3]	19.33%	(19.99%)	25.99%	19.27%	31.51%	(4.89%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,550	$ 99,831	$133,121	$108,828	$100,426	$ 80,171
Ratio of expenses to average net assets	0.80%	0.79%	0.78%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets	0.74%	0.70%	0.46%	0.84%	0.99%	0.91%
Portfolio turnover	3%	12%	12%	10%	12%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund-8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
LVIP Delaware Social Awareness Fund-9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$28,022
Legal	4,496
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,734 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$226,001
Distribution fees payable to LFD	32,436
Shareholder servicing fees payable to Lincoln Life	17,397
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Delaware Social Awareness Fund-10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$19,666,639
Sales	44,783,608
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$351,139,193
Aggregate unrealized appreciation of investments	$415,541,180
Aggregate unrealized depreciation of investments	(18,795,148)
Net unrealized appreciation of investments	$396,746,032
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$744,160,928	$—	$—	$744,160,928
Money Market Fund	3,724,297	—	—	3,724,297
Total Investments	$747,885,225	$—	$—	$747,885,225
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund-11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	68,420	148,963
Service Class	101,541	187,717
Shares reinvested:
Standard Class	—	1,948,989
Service Class	—	344,719
	169,961	2,630,388
Shares redeemed:
Standard Class	(757,857)	(1,448,805)
Service Class	(180,478)	(347,266)
	(938,335)	(1,796,071)
Net increase (decrease)	(768,374)	834,317
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Delaware Social Awareness Fund-12

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Social Awareness Fund-13

LVIP Delaware Social Awareness Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Social Awareness Fund-14

LVIP Delaware U.S. Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware U.S. Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware U.S. Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,308.90	0.73%	$4.18
Service Class Shares	1,000.00	1,306.90	1.03%	5.89
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware U.S. Growth Fund-1

LVIP Delaware U.S. Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.66%
Aerospace & Defense	1.00%
Air Freight & Logistics	0.53%
Automobiles	3.15%
Biotechnology	1.82%
Broadline Retail	2.21%
Capital Markets	2.35%
Consumer Finance	0.52%
Consumer Staples Distribution & Retail	2.38%
Diversified Consumer Services	0.44%
Financial Services	4.72%
Ground Transportation	1.01%
Health Care Providers & Services	4.11%
Health Care Technology	0.67%
Hotels, Restaurants & Leisure	3.93%
Insurance	0.41%
Interactive Media & Services	9.83%
IT Services	1.70%
Machinery	1.74%
Media	0.65%
Oil, Gas & Consumable Fuels	1.31%
Pharmaceuticals	3.42%
Professional Services	0.50%
Semiconductors & Semiconductor Equipment	12.06%
Software	18.51%
Specialty Retail	5.57%
Technology Hardware, Storage & Peripherals	13.09%
Textiles, Apparel & Luxury Goods	2.03%
Money Market Fund	0.26%
Total Investments	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	11.26%
Microsoft Corp.	8.85%
NVIDIA Corp.	4.08%
Alphabet, Inc. Class A	3.70%
Alphabet, Inc. Class C	3.29%
Tesla, Inc.	3.15%
Meta Platforms, Inc. Class A	2.84%
Broadcom, Inc.	2.76%
Mastercard, Inc. Class A	2.56%
Amazon.com, Inc.	2.21%
Total	44.70%

IT–Information Technology

LVIP Delaware U.S. Growth Fund-2

LVIP Delaware U.S. Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.66%
Aerospace & Defense–1.00%
Lockheed Martin Corp.	8,297	$ 3,819,773
		3,819,773
Air Freight & Logistics–0.53%
United Parcel Service, Inc. Class B	11,368	2,037,714
		2,037,714
Automobiles–3.15%
†Tesla, Inc.	46,000	12,041,420
		12,041,420
Biotechnology–1.82%
AbbVie, Inc.	12,913	1,739,769
†Vertex Pharmaceuticals, Inc.	14,818	5,214,602
		6,954,371
Broadline Retail–2.21%
†Amazon.com, Inc.	64,829	8,451,108
		8,451,108
Capital Markets–2.35%
Ameriprise Financial, Inc.	3,545	1,177,507
Blackstone, Inc.	34,774	3,232,939
LPL Financial Holdings, Inc.	7,576	1,647,250
MSCI, Inc.	6,217	2,917,576
		8,975,272
Consumer Finance–0.52%
American Express Co.	11,446	1,993,893
		1,993,893
Consumer Staples Distribution & Retail–2.38%
†BJ's Wholesale Club Holdings, Inc.	20,078	1,265,115
Costco Wholesale Corp.	14,530	7,822,661
		9,087,776
Diversified Consumer Services–0.44%
H&R Block, Inc.	52,501	1,673,207
		1,673,207
Financial Services–4.72%
Mastercard, Inc. Class A	24,811	9,758,166
Visa, Inc. Class A	34,822	8,269,529
		18,027,695
Ground Transportation–1.01%
Old Dominion Freight Line, Inc.	10,421	3,853,165
		3,853,165
Health Care Providers & Services–4.11%
AmerisourceBergen Corp.	19,427	3,738,338
McKesson Corp.	9,912	4,235,497
†Molina Healthcare, Inc.	3,259	981,741
UnitedHealth Group, Inc.	14,013	6,735,208
		15,690,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.67%
†Veeva Systems, Inc. Class A	13,014	$ 2,573,258
		2,573,258
Hotels, Restaurants & Leisure–3.93%
†Airbnb, Inc. Class A	14,012	1,795,778
†Booking Holdings, Inc.	2,461	6,645,512
Hilton Worldwide Holdings, Inc.	22,505	3,275,603
Starbucks Corp.	33,042	3,273,140
		14,990,033
Insurance–0.41%
Aon PLC Class A	4,522	1,560,994
		1,560,994
Interactive Media & Services–9.83%
†Alphabet, Inc. Class A	117,917	14,114,665
†Alphabet, Inc. Class C	103,940	12,573,622
†Meta Platforms, Inc. Class A	37,742	10,831,199
		37,519,486
IT Services–1.70%
Accenture PLC Class A	4,769	1,471,618
†EPAM Systems, Inc.	5,845	1,313,664
†MongoDB, Inc.	1,539	632,513
†Snowflake, Inc. Class A	2,058	362,167
†VeriSign, Inc.	11,928	2,695,370
		6,475,332
Machinery–1.74%
Caterpillar, Inc.	12,381	3,046,345
Otis Worldwide Corp.	40,549	3,609,266
		6,655,611
Media–0.65%
†Trade Desk, Inc. Class A	32,130	2,481,079
		2,481,079
Oil, Gas & Consumable Fuels–1.31%
Cheniere Energy, Inc.	23,429	3,569,643
EOG Resources, Inc.	12,548	1,435,993
		5,005,636
Pharmaceuticals–3.42%
Eli Lilly & Co.	17,716	8,308,450
Merck & Co., Inc.	41,255	4,760,414
		13,068,864
Professional Services–0.50%
Genpact Ltd.	50,739	1,906,264
		1,906,264
Semiconductors & Semiconductor Equipment–12.06%
†Advanced Micro Devices, Inc.	16,562	1,886,577
Applied Materials, Inc.	43,588	6,300,210
Broadcom, Inc.	12,140	10,530,600
Lam Research Corp.	6,658	4,280,162
Monolithic Power Systems, Inc.	6,219	3,359,690
NVIDIA Corp.	36,800	15,567,136
LVIP Delaware U.S. Growth Fund-3

LVIP Delaware U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	34,751	$ 4,136,759
		46,061,134
Software–18.51%
†Adobe, Inc.	16,148	7,896,211
†Crowdstrike Holdings, Inc. Class A	17,721	2,602,683
†Datadog, Inc. Class A	3,959	389,486
†Dropbox, Inc. Class A	122,428	3,265,155
†Fair Isaac Corp.	3,048	2,466,472
†Fortinet, Inc.	71,622	5,413,907
†HubSpot, Inc.	3,016	1,604,783
†Manhattan Associates, Inc.	22,708	4,538,875
Microsoft Corp.	99,283	33,809,833
†ServiceNow, Inc.	11,072	6,222,132
†Synopsys, Inc.	5,687	2,476,177
		70,685,714
Specialty Retail–5.57%
†AutoZone, Inc.	1,608	4,009,323
Lowe's Cos., Inc.	21,673	4,891,596
†O'Reilly Automotive, Inc.	1,248	1,192,214
TJX Cos., Inc.	65,524	5,555,780
†Ulta Beauty, Inc.	7,381	3,473,462
Williams-Sonoma, Inc.	16,977	2,124,502
		21,246,877
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–13.09%
Apple, Inc.	221,722	$ 43,007,416
HP, Inc.	82,328	2,528,293
NetApp, Inc.	45,980	3,512,872
†Pure Storage, Inc. Class A	25,241	929,374
		49,977,955
Textiles, Apparel & Luxury Goods–2.03%
†Deckers Outdoor Corp.	7,592	4,005,995
NIKE, Inc. Class B	19,351	2,135,770
Tapestry, Inc.	37,354	1,598,751
		7,740,516
Total Common Stock (Cost $267,003,918)		380,554,931

MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	1,006,019	1,006,019
Total Money Market Fund (Cost $1,006,019)		1,006,019

TOTAL INVESTMENTS–99.92% (Cost $268,009,937)	381,560,950
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	291,531
NET ASSETS APPLICABLE TO 44,325,401 SHARES OUTSTANDING–100.00%	$381,852,481
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND STANDARD CLASS ($70,600,101 / 7,574,281 Shares)	$9.321
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. GROWTH FUND SERVICE CLASS ($311,252,380 / 36,751,120 Shares)	$8.469
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$268,622,645
Distributable earnings/(accumulated loss)	113,229,836
TOTAL NET ASSETS	$381,852,481

† Non-income producing.
★ Includes $412,662 payable for fund shares redeemed, $64,003 other accrued expenses payable and $284,624 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund-4

LVIP Delaware U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,643,133
Foreign taxes withheld	(262)
1,642,871
EXPENSES:
Management fees	1,131,963
Distribution fees-Service Class	427,741
Shareholder servicing fees	50,503
Accounting and administration expenses	41,280
Professional fees	18,959
Reports and statements to shareholders	6,260
Trustees’ fees and expenses	5,819
Consulting fees	1,266
Pricing fees	820
Custodian fees	764
Other	10,108
Total operating expenses	1,695,483
NET INVESTMENT LOSS	(52,612)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,866,726
Net change in unrealized appreciation (depreciation) of investments	85,629,242
NET REALIZED AND UNREALIZED GAIN	94,495,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,443,356
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (52,612)	$ (460,929)
Net realized gain (loss)	8,866,726	(9,002,441)
Net change in unrealized appreciation (depreciation)	85,629,242	(115,212,616)
Net increase (decrease) in net assets resulting from operations	94,443,356	(124,675,986)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,784,775)
Service Class	—	(60,907,229)
	—	(72,692,004)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,332,849	10,210,751
Service Class	11,926,328	26,679,545
Reinvestment of dividends and distributions:
Standard Class	—	11,784,775
Service Class	—	60,907,229
	17,259,177	109,582,300
Cost of shares redeemed:
Standard Class	(8,551,181)	(7,609,267)
Service Class	(40,615,156)	(37,135,077)
	(49,166,337)	(44,744,344)
Increase (decrease) in net assets derived from capital share transactions	(31,907,160)	64,837,956
NET INCREASE (DECREASE) IN NET ASSETS	62,536,196	(132,530,034)
NET ASSETS:
Beginning of period	319,316,285	451,846,319
End of period	$381,852,481	$ 319,316,285
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund-5

LVIP Delaware U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. Growth Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 7.121	$ 12.491	$ 13.770	$ 10.150	$ 9.570	$ 11.310
Income (loss) from investment operations:
Net investment income (loss)[3]	0.009	0.011	(0.028)	(0.030)	0.010	0.010
Net realized and unrealized gain (loss)	2.191	(3.464)	2.193	4.220	2.410	(0.270)
Total from investment operations	2.200	(3.453)	2.165	4.190	2.420	(0.260)
Less dividends and distributions from:
Net realized gain	—	(1.917)	(3.443)	(0.570)	(1.840)	(1.480)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(1.917)	(3.444)	(0.570)	(1.840)	(1.480)
Net asset value, end of period	$ 9.321	$ 7.121	$ 12.491	$ 13.770	$ 10.150	$ 9.570
Total return[4]	30.89%	(27.66%)	18.10%	44.13%	27.25%	(3.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 70,600	$ 56,620	$ 74,978	$ 68,745	$ 53,322	$ 43,417
Ratio of expenses to average net assets	0.73%	0.73%	0.72%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.21%	0.12%	(0.23%)	(0.23%)	0.13%	0.08%
Portfolio turnover	13%	33%	91%	54%	33%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund-6

LVIP Delaware U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. Growth Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 6.480	$ 11.638	$ 13.080	$ 9.700	$ 9.240	$ 11.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)	(0.015)	(0.062)	(0.060)	(0.020)	(0.020)
Net realized and unrealized gain (loss)	1.992	(3.226)	2.064	4.010	2.320	(0.260)
Total from investment operations	1.989	(3.241)	2.002	3.950	2.300	(0.280)
Less dividends and distributions from:
Net realized gain	—	(1.917)	(3.443)	(0.570)	(1.840)	(1.480)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(1.917)	(3.444)	(0.570)	(1.840)	(1.480)
Net asset value, end of period	$ 8.469	$ 6.480	$ 11.638	$ 13.080	$ 9.700	$ 9.240
Total return[4]	30.69%	(27.88%)	17.74%	43.69%	26.88%	(3.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,252	$ 262,696	$376,868	$371,268	$318,999	$285,865
Ratio of expenses to average net assets	1.03%	1.03%	1.02%	1.03%	1.03%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.02%	1.03%	1.03%	1.03%
Ratio of net investment (loss) to average net assets	(0.09%)	(0.18%)	(0.53%)	(0.53%)	(0.17%)	(0.20%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.09%)	(0.18%)	(0.53%)	(0.53%)	(0.17%)	(0.22%)
Portfolio turnover	13%	33%	91%	54%	33%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. Growth Fund-7

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware U.S. Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP Delaware U.S. Growth Fund-8

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$14,061
Legal	2,256
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,578 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$200,240
Distribution fees payable to LFD	75,450
Shareholder servicing fees payable to Lincoln Life	8,934
LVIP Delaware U.S. Growth Fund-9

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$47,148,288
Sales	78,208,917
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$268,009,937
Aggregate unrealized appreciation of investments	$121,463,676
Aggregate unrealized depreciation of investments	(7,912,663)
Net unrealized appreciation of investments	$113,551,013
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$380,554,931	$—	$—	$380,554,931
Money Market Fund	1,006,019	—	—	1,006,019
Total Investments	$381,560,950	$—	$—	$381,560,950
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund-10

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	657,894	1,113,087
Service Class	1,592,671	3,096,775
Shares reinvested:
Standard Class	—	1,652,844
Service Class	—	9,380,445
	2,250,565	15,243,151
Shares redeemed:
Standard Class	(1,035,180)	(816,722)
Service Class	(5,384,027)	(4,317,507)
	(6,419,207)	(5,134,229)
Net increase	(4,168,642)	10,108,922
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware U.S. Growth Fund-11

LVIP Delaware U.S. Growth Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware U.S. Growth Fund-12

LVIP Delaware U.S. Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware U.S. Growth Fund-13

LVIP Delaware U.S. REIT Fund
(formerly LVIP Delaware REIT Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware U.S. REIT Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware U.S. REIT Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,051.20	0.83%	$4.22
Service Class Shares	1,000.00	1,049.70	1.13%	5.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.70	0.83%	$4.16
Service Class Shares	1,000.00	1,019.20	1.13%	5.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware U.S. REIT Fund-1

LVIP Delaware U.S. REIT Fund
Security Type/Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
REIT Apartments	16.04%
REIT Diversified	17.74%
REIT Health Care	5.74%
REIT Hotels	5.57%
REIT Manufactured Homes	2.10%
REIT Office Property	4.34%
REIT Regional Malls	2.63%
REIT Shopping Centers	9.96%
REIT Single Tenant	7.69%
REIT Storage	11.53%
REIT Warehouse/Industry	15.72%
Total	99.06%
Money Market Fund	0.60%
Total Investments	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis, Inc.	12.59%
Equinix, Inc.	5.83%
Public Storage	5.49%
VICI Properties, Inc.	4.36%
Welltower, Inc.	3.90%
Invitation Homes, Inc.	3.15%
Simon Property Group, Inc.	2.63%
Realty Income Corp.	2.60%
Essex Property Trust, Inc.	2.58%
AvalonBay Communities, Inc.	2.45%
Total	45.58%

REIT–Real Estate Investment Trust

LVIP Delaware U.S. REIT Fund-2

LVIP Delaware U.S. REIT Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.06%
REIT Apartments–16.04%
American Homes 4 Rent Class A	121,900	$ 4,321,355
AvalonBay Communities, Inc.	45,858	8,679,544
Camden Property Trust	53,900	5,868,093
Equity Residential	119,813	7,904,064
Essex Property Trust, Inc.	39,100	9,161,130
Independence Realty Trust, Inc.	175,684	3,200,962
Invitation Homes, Inc.	325,153	11,185,263
Mid-America Apartment Communities, Inc.	36,605	5,558,835
UDR, Inc.	24,335	1,045,432
		56,924,678
REIT Diversified–17.74%
Digital Realty Trust, Inc.	64,379	7,330,837
EPR Properties	46,173	2,160,896
Equinix, Inc.	26,389	20,687,393
Gaming & Leisure Properties, Inc.	176,861	8,570,684
Lamar Advertising Co. Class A	23,684	2,350,637
LXP Industrial Trust	250,844	2,445,729
Outfront Media, Inc.	153,064	2,406,166
VICI Properties, Inc.	491,785	15,456,803
WP Carey, Inc.	22,815	1,541,381
		62,950,526
REIT Health Care–5.74%
CareTrust REIT, Inc.	92,722	1,841,459
Healthpeak Properties, Inc.	63,584	1,278,038
Medical Properties Trust, Inc.	38,816	359,436
Ventas, Inc.	64,589	3,053,122
Welltower, Inc.	171,066	13,837,529
		20,369,584
REIT Hotels–5.57%
Apple Hospitality REIT, Inc.	374,696	5,661,657
Chatham Lodging Trust	306,728	2,870,974
Host Hotels & Resorts, Inc.	383,342	6,451,646
Park Hotels & Resorts, Inc.	130,159	1,668,638
Ryman Hospitality Properties, Inc.	33,448	3,107,988
		19,760,903
REIT Manufactured Homes–2.10%
Equity LifeStyle Properties, Inc.	50,452	3,374,734
Sun Communities, Inc.	31,339	4,088,486
		7,463,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–4.34%
Alexandria Real Estate Equities, Inc.	67,497	$ 7,660,235
City Office REIT, Inc.	30,730	171,166
Cousins Properties, Inc.	156,258	3,562,682
Highwoods Properties, Inc.	29,509	705,560
Kilroy Realty Corp.	48,743	1,466,677
Piedmont Office Realty Trust, Inc. Class A	252,744	1,837,449
		15,403,769
REIT Regional Malls–2.63%
Simon Property Group, Inc.	80,765	9,326,742
		9,326,742
REIT Shopping Centers–9.96%
Brixmor Property Group, Inc.	332,621	7,317,662
Kimco Realty Corp.	298,425	5,884,941
Kite Realty Group Trust	92,300	2,061,982
Phillips Edison & Co., Inc.	142,256	4,848,084
Regency Centers Corp.	102,261	6,316,662
Retail Opportunity Investments Corp.	378,651	5,115,575
SITE Centers Corp.	213,240	2,819,033
Urban Edge Properties	62,185	959,515
		35,323,454
REIT Single Tenant–7.69%
Agree Realty Corp.	102,536	6,704,829
Essential Properties Realty Trust, Inc.	164,639	3,875,602
Four Corners Property Trust, Inc.	81,895	2,080,133
Realty Income Corp.	154,541	9,240,006
Spirit Realty Capital, Inc.	136,365	5,370,054
		27,270,624
REIT Storage–11.53%
CubeSmart	142,338	6,356,815
Extra Space Storage, Inc.	24,358	3,625,688
Iron Mountain, Inc.	17,378	987,418
Life Storage, Inc.	64,796	8,615,276
National Storage Affiliates Trust	52,117	1,815,235
Public Storage	66,787	19,493,790
		40,894,222
REIT Warehouse/Industry–15.72%
Plymouth Industrial REIT, Inc.	25,619	589,750
Prologis, Inc.	364,300	44,674,109
Rexford Industrial Realty, Inc.	139,610	7,290,434
LVIP Delaware U.S. REIT Fund-3

LVIP Delaware U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Terreno Realty Corp.	53,492	$ 3,214,869
		55,769,162
Total Common Stock (Cost $313,317,626)		351,456,884

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	2,124,312	2,124,312
Total Money Market Fund (Cost $2,124,312)		2,124,312

TOTAL INVESTMENTS–99.66% (Cost $315,441,938)	353,581,196
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,215,715
NET ASSETS APPLICABLE TO 27,924,002 SHARES OUTSTANDING–100.00%	$354,796,911
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. REIT FUND STANDARD CLASS ($205,472,314 / 16,178,375 Shares)	$12.700
NET ASSET VALUE PER SHARE–LVIP DELAWARE U.S. REIT FUND SERVICE CLASS ($149,324,597 / 11,745,627 Shares)	$12.713
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$347,905,470
Distributable earnings/(accumulated loss)	6,891,441
TOTAL NET ASSETS	$354,796,911

★ Includes $2,846 expense reimbursement receivable from Lincoln Financial Investments Corporation, $122,102 payable for fund shares redeemed, $37,875 other accrued expenses payable, $259,803 due to manager and affiliates and $26,866 payable for fund accounting fee as of June 30, 2023.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. REIT Fund-4

LVIP Delaware U.S. REIT Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,214,864
EXPENSES:
Management fees	1,309,681
Distribution fees-Service Class	223,377
Shareholder servicing fees	50,641
Accounting and administration expenses	42,547
Professional fees	26,328
Reports and statements to shareholders	9,375
Trustees’ fees and expenses	6,109
Custodian fees	1,622
Consulting fees	1,271
Pricing fees	747
Other	23,229
1,694,927
Less:
Expenses reimbursed	(22,170)
Total operating expenses	1,672,757
NET INVESTMENT INCOME	5,542,107
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(210,024)
Net change in unrealized appreciation (depreciation) of investments	12,132,463
NET REALIZED AND UNREALIZED GAIN	11,922,439
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,464,546
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,542,107	$ 7,559,452
Net realized gain (loss)	(210,024)	8,710,646
Net change in unrealized appreciation (depreciation)	12,132,463	(136,889,209)
Net increase (decrease) in net assets resulting from operations	17,464,546	(120,619,111)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,884,313)
Service Class	—	(3,127,289)
Return of capital:
Standard Class	—	(2,195,756)
Service Class	—	(1,707,195)
	—	(11,914,553)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,720,411	29,745,005
Service Class	7,048,843	20,585,550
Reinvestment of dividends and distributions:
Standard Class	—	7,080,069
Service Class	—	4,834,484
	21,769,254	62,245,108
Cost of shares redeemed:
Standard Class	(15,657,178)	(40,324,732)
Service Class	(13,000,868)	(37,982,046)
	(28,658,046)	(78,306,778)
Decrease in net assets derived from capital share transactions	(6,888,792)	(16,061,670)
NET INCREASE (DECREASE) IN NET ASSETS	10,575,754	(148,595,334)
NET ASSETS:
Beginning of period	344,221,157	492,816,491
End of period	$354,796,911	$ 344,221,157
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. REIT Fund-5

LVIP Delaware U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. REIT Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 12.081	$ 16.787	$ 12.090	$ 14.690	$ 11.850	$ 13.490
Income (loss) from investment operations:
Net investment income[3]	0.205	0.288	0.140	0.230	0.240	0.280
Net realized and unrealized gain (loss)	0.414	(4.542)	4.994	(1.920)	2.900	(1.270)
Total from investment operations	0.619	(4.254)	5.134	(1.690)	3.140	(0.990)
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.436)	(0.250)	(0.300)	(0.270)
Net realized gain	—	—	—	(0.660)	—	(0.380)
Return of capital	—	(0.139)	(0.001)	—	—	—
Total dividends and distributions	—	(0.452)	(0.437)	(0.910)	(0.300)	(0.650)
Net asset value, end of period	$ 12.700	$ 12.081	$ 16.787	$ 12.090	$ 14.690	$ 11.850
Total return[4]	5.12%	(25.30%)	43.07%	(10.41%)	26.81%	(7.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,472	$ 196,242	$274,086	$ 214,644	$236,492	$198,904
Ratio of expenses to average net assets	0.83%	0.83%	0.82%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.82%	0.84%	0.83%	0.83%
Ratio of net investment income to average net assets	3.30%	2.05%	0.98%	1.94%	1.70%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.29%	2.04%	0.98%	1.93%	1.70%	2.23%
Portfolio turnover	9%	16%	15%	127%	98%	111%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. REIT Fund-6

LVIP Delaware U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware U.S. REIT Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 12.111	$ 16.818	$ 12.080	$ 14.660	$ 11.820	$ 13.460
Income (loss) from investment operations:
Net investment income[3]	0.187	0.246	0.097	0.190	0.200	0.240
Net realized and unrealized gain (loss)	0.415	(4.545)	4.982	(1.900)	2.900	(1.270)
Total from investment operations	0.602	(4.299)	5.079	(1.710)	3.100	(1.030)
Less dividends and distributions from:
Net investment income	—	(0.269)	(0.340)	(0.210)	(0.260)	(0.230)
Net realized gain	—	—	—	(0.660)	—	(0.380)
Return of capital	—	(0.139)	(0.001)	—	—	—
Total dividends and distributions	—	(0.408)	(0.341)	(0.870)	(0.260)	(0.610)
Net asset value, end of period	$ 12.713	$ 12.111	$ 16.818	$ 12.080	$ 14.660	$ 11.820
Total return[4]	4.97%	(25.53%)	42.54%	(10.64%)	26.50%	(7.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,325	$ 147,979	$218,731	$ 174,364	$204,193	$173,457
Ratio of expenses to average net assets	1.13%	1.13%	1.12%	1.13%	1.13%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income to average net assets	3.00%	1.75%	0.68%	1.64%	1.40%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.99%	1.74%	0.68%	1.63%	1.40%	1.93%
Portfolio turnover	9%	16%	15%	127%	98%	111%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware U.S. REIT Fund-7

LVIP Delaware U.S. REIT Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware U.S. REIT Fund (formerly, LVIP Delaware REIT Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and
LVIP Delaware U.S. REIT Fund-8

LVIP Delaware U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2025	Total
LFI	$ 20,960	$ 20,960
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$14,428
Legal	2,315
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,285 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware U.S. REIT Fund-9

LVIP Delaware U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 2,846
Management fees payable to LFI	215,171
Distribution fees payable to LFD	36,312
Shareholder servicing fees payable to Lincoln Life	8,320
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$30,034,225
Sales	30,091,293
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$315,441,938
Aggregate unrealized appreciation of investments	$ 59,008,953
Aggregate unrealized depreciation of investments	(20,869,695)
Net unrealized appreciation of investments	$ 38,139,258
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware U.S. REIT Fund-10

LVIP Delaware U.S. REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$351,456,884	$—	$—	$351,456,884
Money Market Fund	2,124,312	—	—	2,124,312
Total Investments	$353,581,196	$—	$—	$353,581,196
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,184,557	2,175,227
Service Class	564,669	1,458,111
Shares reinvested:
Standard Class	—	594,051
Service Class	—	404,565
	1,749,226	4,631,954
Shares redeemed:
Standard Class	(1,249,582)	(2,853,504)
Service Class	(1,037,116)	(2,650,350)
	(2,286,698)	(5,503,854)
Net decrease	(537,472)	(871,900)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Delaware U.S. REIT Fund-11

LVIP Delaware U.S. REIT Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware U.S. REIT Fund-12

LVIP Delaware U.S. REIT Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware U.S. REIT Fund-13

LVIP Delaware Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$992.00	0.69%	$3.41
Service Class Shares	1,000.00	990.50	0.99%	4.89
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.69%	$3.46
Service Class Shares	1,000.00	1,019.90	0.99%	4.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Value Fund-1

LVIP Delaware Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.84%
Aerospace & Defense	5.73%
Banks	5.85%
Chemicals	3.18%
Communications Equipment	6.12%
Consumer Staples Distribution & Retail	5.53%
Diversified Telecommunication Services	3.08%
Electric Utilities	2.83%
Entertainment	2.71%
Financial Services	2.93%
Food Products	5.69%
Health Care Equipment & Supplies	6.05%
Health Care Providers & Services	6.17%
Industrial Conglomerates	3.19%
Insurance	5.73%
IT Services	3.22%
Machinery	2.98%
Media	3.07%
Oil, Gas & Consumable Fuels	3.02%
Pharmaceuticals	6.02%
Residential REITs	3.14%
Semiconductors & Semiconductor Equipment	3.03%
Software	3.16%
Specialty Retail	6.41%
Money Market Fund	1.00%
Total Investments	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Cognizant Technology Solutions Corp. Class A	3.22%
Lowe's Cos., Inc.	3.21%
TJX Cos., Inc.	3.20%
Cigna Group	3.20%
Honeywell International, Inc.	3.19%
DuPont de Nemours, Inc.	3.18%
Baxter International, Inc.	3.17%
Oracle Corp.	3.16%
Equity Residential	3.14%
Verizon Communications, Inc.	3.08%
Total	31.75%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Delaware Value Fund-2

LVIP Delaware Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.84%
Aerospace & Defense–5.73%
Northrop Grumman Corp.	85,200	$ 38,834,160
Raytheon Technologies Corp.	396,874	38,877,777
		77,711,937
Banks–5.85%
Truist Financial Corp.	1,267,500	38,468,625
U.S. Bancorp	1,235,100	40,807,704
		79,276,329
Chemicals–3.18%
DuPont de Nemours, Inc.	602,683	43,055,674
		43,055,674
Communications Equipment–6.12%
Cisco Systems, Inc.	804,000	41,598,960
Motorola Solutions, Inc.	141,000	41,352,480
		82,951,440
Consumer Staples Distribution & Retail–5.53%
Dollar General Corp.	214,786	36,466,367
†Dollar Tree, Inc.	268,300	38,501,050
		74,967,417
Diversified Telecommunication Services–3.08%
Verizon Communications, Inc.	1,122,000	41,727,180
		41,727,180
Electric Utilities–2.83%
Edison International	551,300	38,287,785
		38,287,785
Entertainment–2.71%
†Walt Disney Co.	411,384	36,728,364
		36,728,364
Financial Services–2.93%
Fidelity National Information Services, Inc.	725,234	39,670,300
		39,670,300
Food Products–5.69%
Archer-Daniels-Midland Co.	543,100	41,036,636
Conagra Brands, Inc.	1,070,904	36,110,883
		77,147,519
Health Care Equipment & Supplies–6.05%
Baxter International, Inc.	944,200	43,017,752
†Hologic, Inc.	481,188	38,961,792
		81,979,544
Health Care Providers & Services–6.17%
Cigna Group	154,451	43,338,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	581,600	$ 40,206,008
		83,544,959
Industrial Conglomerates–3.19%
Honeywell International, Inc.	208,473	43,258,147
		43,258,147
Insurance–5.73%
Allstate Corp.	331,906	36,191,030
American International Group, Inc.	719,600	41,405,784
		77,596,814
IT Services–3.22%
Cognizant Technology Solutions Corp. Class A	668,322	43,628,060
		43,628,060
Machinery–2.98%
Dover Corp.	273,857	40,434,986
		40,434,986
Media–3.07%
Comcast Corp. Class A	1,001,348	41,606,009
		41,606,009
Oil, Gas & Consumable Fuels–3.02%
ConocoPhillips	394,552	40,879,533
		40,879,533
Pharmaceuticals–6.02%
Johnson & Johnson	245,800	40,684,816
Merck & Co., Inc.	354,200	40,871,138
		81,555,954
Residential REITs–3.14%
Equity Residential	645,800	42,603,426
		42,603,426
Semiconductors & Semiconductor Equipment–3.03%
Broadcom, Inc.	47,300	41,029,439
		41,029,439
Software–3.16%
Oracle Corp.	359,400	42,800,946
		42,800,946
Specialty Retail–6.41%
Lowe's Cos., Inc.	192,700	43,492,390
TJX Cos., Inc.	511,600	43,378,564
		86,870,954
Total Common Stock (Cost $1,148,163,590)		1,339,312,716

LVIP Delaware Value Fund-3

LVIP Delaware Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	13,562,751	$ 13,562,751
Total Money Market Fund (Cost $13,562,751)		13,562,751

TOTAL INVESTMENTS–99.84% (Cost $1,161,726,341)	1,352,875,467
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,117,054
NET ASSETS APPLICABLE TO 52,591,758 SHARES OUTSTANDING–100.00%	$1,354,992,521
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND STANDARD CLASS ($1,049,827,965 / 40,728,588 Shares)	$25.776
NET ASSET VALUE PER SHARE–LVIP DELAWARE VALUE FUND SERVICE CLASS ($305,164,556 / 11,863,170 Shares)	$25.724
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,087,751,292
Distributable earnings/(accumulated loss)	267,241,229
TOTAL NET ASSETS	$1,354,992,521

† Non-income producing.
★ Includes $542,614 payable for fund shares redeemed, $74,985 other accrued expenses payable and $795,293 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund-4

LVIP Delaware Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,486,087
EXPENSES:
Management fees	2,979,864
Distribution fees-Service Class	456,410
Shareholder servicing fees	139,712
Accounting and administration expenses	84,972
Professional fees	26,595
Trustees’ fees and expenses	13,516
Custodian fees	6,966
Reports and statements to shareholders	6,097
Consulting fees	1,408
Pricing fees	567
Other	14,269
3,730,376
Plus:
Recoupment of prior expenses reduced by the Advisor	50,230
Total operating expenses	3,780,606
NET INVESTMENT INCOME	8,705,481
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	19,984,061
Net change in unrealized appreciation (depreciation) of investments	(23,389,922)
NET REALIZED AND UNREALIZED LOSS	(3,405,861)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,299,620
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,705,481	$ 11,563,889
Net realized gain	19,984,061	50,281,274
Net change in unrealized appreciation (depreciation)	(23,389,922)	(91,274,736)
Net increase (decrease) in net assets resulting from operations	5,299,620	(29,429,573)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(37,460,564)
Service Class	—	(29,554,839)
	—	(67,015,403)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	689,130,036	47,622,801
Service Class	16,723,630	47,029,392
Reinvestment of dividends and distributions:
Standard Class	—	37,460,564
Service Class	—	29,554,839
	705,853,666	161,667,596
Cost of shares redeemed:
Standard Class	(45,225,405)	(99,003,450)
Service Class	(28,175,995)	(98,507,669)
	(73,401,400)	(197,511,119)
Increase (decrease) in net assets derived from capital share transactions	632,452,266	(35,843,523)
NET INCREASE (DECREASE) IN NET ASSETS	637,751,886	(132,288,499)
NET ASSETS:
Beginning of period	717,240,635	849,529,134
End of period	$1,354,992,521	$ 717,240,635
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund-5

LVIP Delaware Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Value Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 25.984	$ 29.690	$ 28.810	$ 31.090	$ 28.310	$ 31.570
Income (loss) from investment operations:
Net investment income[3]	0.237	0.457	0.454	0.550	0.570	0.540
Net realized and unrealized gain (loss)	(0.445)	(1.613)	5.619	(0.920)	4.870	(1.290)
Total from investment operations	(0.208)	(1.156)	6.073	(0.370)	5.440	(0.750)
Less dividends and distributions from:
Net investment income	—	(0.488)	(1.059)	(0.580)	(0.540)	(0.530)
Net realized gain	—	(2.062)	(4.131)	(1.330)	(2.120)	(1.980)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	(2.550)	(5.193)	(1.910)	(2.660)	(2.510)
Net asset value, end of period	$ 25.776	$ 25.984	$ 29.690	$ 28.810	$ 31.090	$ 28.310
Total return[4]	(0.80%)	(3.27%)	22.42%	0.41%	19.97%	(2.73%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,049,828	$397,629	$463,942	$419,362	$440,587	$388,644
Ratio of expenses to average net assets	0.69% [5]	0.69%	0.69%	0.70%	0.69%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.68%	0.70%	0.69%	0.70%	0.69%	0.69%
Ratio of net investment income to average net assets	1.90% [5]	1.65%	1.54%	2.10%	1.92%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.91%	1.64%	1.54%	2.10%	1.92%	1.77%
Portfolio turnover	9%	8%	25%	33%	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2023, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund-6

LVIP Delaware Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Value Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21 [2]	12/31/20 [2]	12/31/19 [2]	12/31/18 [2]
Net asset value, beginning of period	$ 25.970	$ 29.673	$ 28.700	$ 30.950	$ 28.200	$ 31.460
Income (loss) from investment operations:
Net investment income[3]	0.202	0.373	0.365	0.470	0.480	0.450
Net realized and unrealized gain (loss)	(0.448)	(1.612)	5.595	(0.900)	4.840	(1.280)
Total from investment operations	(0.246)	(1.239)	5.960	(0.430)	5.320	(0.830)
Less dividends and distributions from:
Net investment income	—	(0.402)	(0.854)	(0.490)	(0.450)	(0.450)
Net realized gain	—	(2.062)	(4.130)	(1.330)	(2.120)	(1.980)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	(2.464)	(4.987)	(1.820)	(2.570)	(2.430)
Net asset value, end of period	$ 25.724	$ 25.970	$ 29.673	$ 28.700	$ 30.950	$ 28.200
Total return[4]	(0.95%)	(3.56%)	22.04%	0.13%	19.60%	(3.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305,165	$319,612	$385,587	$362,270	$399,310	$348,946
Ratio of expenses to average net assets	0.99% [5]	0.99%	0.99%	1.00%	0.99%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.98%	1.00%	0.99%	1.00%	0.99%	0.99%
Ratio of net investment income to average net assets	1.60% [5]	1.35%	1.24%	1.80%	1.62%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.61%	1.34%	1.24%	1.80%	1.62%	1.47%
Portfolio turnover	9%	8%	25%	33%	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2023, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Value Fund-7

LVIP Delaware Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Delaware Value Fund-8

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.69% of the average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has recouped $50,230 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2025	Total
LFI	$ 29,613	$ 29,613
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$35,532
Legal	5,706
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,909 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Value Fund-9

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$689,841
Distribution fees payable to LFD	73,791
Shareholder servicing fees payable to Lincoln Life	31,661
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$721,008,475
Sales	88,487,765
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,161,726,341
Aggregate unrealized appreciation of investments	$ 252,602,928
Aggregate unrealized depreciation of investments	(61,453,802)
Net unrealized appreciation of investments	$ 191,149,126
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,339,312,716	$—	$—	$1,339,312,716
Money Market Fund	13,562,751	—	—	13,562,751
Total Investments	$1,352,875,467	$—	$—	$1,352,875,467
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund-10

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	27,211,953	1,708,417
Service Class	660,616	1,678,944
Shares reinvested:
Standard Class	—	1,521,310
Service Class	—	1,205,361
	27,872,569	6,114,032
Shares redeemed:
Standard Class	(1,785,923)	(3,553,375)
Service Class	(1,104,263)	(3,572,041)
	(2,890,186)	(7,125,416)
Net increase	24,982,383	(1,011,384)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
LVIP Delaware Value Fund-11

LVIP Delaware Value Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Value Fund-12

LVIP Delaware Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Value Fund-13

LVIP Delaware Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Delaware Wealth Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,045.00	0.71%	$3.60
Service Class Shares	1,000.00	1,043.70	0.96%	4.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund-1

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	49.83%
U.S. Markets	45.14%
Aerospace & Defense	1.19%
Air Freight & Logistics	0.19%
Banks	1.34%
Biotechnology	0.76%
Broadline Retail	0.15%
Building Products	0.11%
Capital Markets	1.68%
Chemicals	0.77%
Communications Equipment	1.51%
Consumer Finance	0.43%
Consumer Staples Distribution & Retail	1.04%
Diversified REITs	0.03%
Diversified Telecommunication Services	0.93%
Electric Utilities	0.56%
Entertainment	0.54%
Financial Services	0.94%
Food Products	1.06%
Health Care Equipment & Supplies	1.43%
Health Care Providers & Services	1.83%
Health Care REITs	0.12%
Hotel & Resort REITs	0.11%
Hotels, Restaurants & Leisure	0.41%
Household Durables	0.24%
Household Products	0.19%
Industrial Conglomerates	0.59%
Industrial REITs	0.34%
Insurance	2.08%
IT Services	0.85%
Leisure Products	0.05%
Machinery	0.76%
Media	0.62%
Office REITs	0.09%
Oil, Gas & Consumable Fuels	3.07%
Personal Care Products	0.21%
Pharmaceuticals	2.88%
Professional Services	0.53%
Residential REITs	0.96%
Retail REITs	0.45%
Semiconductors & Semiconductor Equipment	3.71%
Software	2.38%
Specialized REITs	0.58%
Specialty Retail	3.61%
Technology Hardware, Storage & Peripherals	3.12%
Textiles, Apparel & Luxury Goods	0.23%
Security Type/Sector	Percentage of Net Assets
Tobacco	0.47%
Developed Markets	4.69%
Beverages	0.34%
Chemicals	0.24%
Commercial Services & Supplies	0.20%
Consumer Staples Distribution & Retail	0.39%
Diversified Telecommunication Services	0.13%
Food Products	0.54%
Health Care Providers & Services	0.08%
Hotels, Restaurants & Leisure	0.22%
Machinery	0.29%
Media	0.09%
Personal Care Products	0.41%
Pharmaceuticals	0.35%
Professional Services	0.15%
Software	0.27%
Specialty Retail	0.13%
Textiles, Apparel & Luxury Goods	0.46%
Tobacco	0.33%
Wireless Telecommunication Services	0.07%
Preferred Stock	0.13%
Agency Collateralized Mortgage Obligation	0.00%
Agency Commercial Mortgage-Backed Security	0.02%
Agency Mortgage-Backed Securities	13.94%
Corporate Bonds	13.74%
Aerospace & Defense	0.44%
Agriculture	0.11%
Airlines	0.08%
Auto Manufacturers	0.09%
Auto Parts & Equipment	0.14%
Banks	2.38%
Biotechnology	0.41%
Chemicals	0.20%
Commercial Services	0.03%
Computers	0.06%
Diversified Financial Services	1.35%
Electric	2.06%
Food	0.09%
Gas	0.13%
Health Care Products	0.01%
Health Care Services	0.45%
Insurance	0.41%
Internet	0.30%
Machinery Diversified	0.42%
Media	0.85%
Mining	0.07%
Miscellaneous Manufacturing	0.10%

LVIP Delaware Wealth Builder Fund-2

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Office Business Equipment	0.14%
Oil & Gas	0.14%
Pharmaceuticals	0.67%
Pipelines	0.92%
Real Estate Investment Trusts	0.41%
Semiconductors	0.14%
Software	0.46%
Telecommunications	0.65%
Transportation	0.03%
Non-Agency Asset-Backed Securities	2.98%
Non-Agency Collateralized Mortgage Obligations	0.19%
Non-Agency Commercial Mortgage-Backed Securities	4.30%
U.S. Treasury Obligations	10.63%
Exchange-Traded Funds	3.30%
Money Market Fund	0.09%
Short-Term Investment	0.79%
Total Investments	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	2.25%
Microsoft Corp.	1.79%
Broadcom, Inc.	1.15%
Johnson & Johnson	1.14%
Merck & Co., Inc.	1.08%
Lowe's Cos., Inc.	1.05%
NVIDIA Corp.	1.02%
TJX Cos., Inc.	1.00%
Cisco Systems, Inc.	0.91%
Verizon Communications, Inc.	0.82%
Total	12.21%

Geography	Percentage of Net Assets
Cayman Islands	1.33%
Denmark	0.14%
France	1.04%
Germany	0.85%
Ireland	0.86%
Japan	0.50%
Netherlands	0.33%
Spain	0.23%
Sweden	0.52%
Switzerland	0.61%
United Kingdom	0.98%
United States	88.37%
Total	95.76%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Delaware Wealth Builder Fund-3

LVIP Delaware Wealth Builder Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–49.83%
U.S. MARKETS–45.14%
Aerospace & Defense–1.19%
Lockheed Martin Corp.	207	$ 95,298
Northrop Grumman Corp.	1,500	683,700
Raytheon Technologies Corp.	7,379	722,847
		1,501,845
Air Freight & Logistics–0.19%
Expeditors International of Washington, Inc.	1,945	235,598
		235,598
Banks–1.34%
East West Bancorp, Inc.	3,812	201,236
Fifth Third Bancorp	9,080	237,987
PNC Financial Services Group, Inc.	392	49,372
Truist Financial Corp.	19,500	591,825
U.S. Bancorp	18,500	611,240
		1,691,660
Biotechnology–0.76%
AbbVie, Inc.	3,715	500,522
Amgen, Inc.	290	64,386
Gilead Sciences, Inc.	5,111	393,904
		958,812
Broadline Retail–0.15%
eBay, Inc.	3,028	135,321
Macy's, Inc.	3,627	58,214
		193,535
Building Products–0.11%
Masco Corp.	2,502	143,565
		143,565
Capital Markets–1.68%
Ameriprise Financial, Inc.	1,191	395,603
Bank of New York Mellon Corp.	5,087	226,473
BlackRock, Inc.	561	387,730
Blackstone, Inc.	3,865	359,329
Carlyle Group, Inc.	6,298	201,221
Invesco Ltd.	10,772	181,077
LPL Financial Holdings, Inc.	212	46,095
S&P Global, Inc.	299	119,866
State Street Corp.	2,863	209,514
		2,126,908
Chemicals–0.77%
Dow, Inc.	4,528	241,161
DuPont de Nemours, Inc.	10,300	735,832
		976,993
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–1.51%
Cisco Systems, Inc.	22,162	$ 1,146,662
Motorola Solutions, Inc.	2,600	762,528
		1,909,190
Consumer Finance–0.43%
Ally Financial, Inc.	5,443	147,015
Discover Financial Services	1,193	139,402
Synchrony Financial	7,812	264,983
		551,400
Consumer Staples Distribution & Retail–1.04%
Dollar General Corp.	3,562	604,756
†Dollar Tree, Inc.	5,000	717,500
		1,322,256
Diversified REITs–0.03%
Essential Properties Realty Trust, Inc.	1,099	25,870
WP Carey, Inc.	200	13,512
		39,382
Diversified Telecommunication Services–0.93%
AT&T, Inc.	8,876	141,572
Verizon Communications, Inc.	27,809	1,034,217
		1,175,789
Electric Utilities–0.56%
Edison International	10,300	715,335
		715,335
Entertainment–0.54%
†Walt Disney Co.	7,610	679,421
		679,421
Financial Services–0.94%
Fidelity National Information Services, Inc.	12,782	699,175
Jackson Financial, Inc. Class A	7,455	228,198
Western Union Co.	22,375	262,459
		1,189,832
Food Products–1.06%
Archer-Daniels-Midland Co.	8,700	657,372
Conagra Brands, Inc.	20,200	681,144
		1,338,516
Health Care Equipment & Supplies–1.43%
Baxter International, Inc.	15,100	687,956
†Hologic, Inc.	9,386	759,985
Smith & Nephew PLC	22,226	358,579
		1,806,520
LVIP Delaware Wealth Builder Fund-4

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–1.83%
AmerisourceBergen Corp.	2,358	$ 453,750
Cardinal Health, Inc.	2,201	208,149
Cigna Group	2,300	645,380
CVS Health Corp.	9,308	643,462
McKesson Corp.	456	194,853
UnitedHealth Group, Inc.	345	165,821
		2,311,415
Health Care REITs–0.12%
CareTrust REIT, Inc.	744	14,776
Healthpeak Properties, Inc.	406	8,160
Medical Properties Trust, Inc.	397	3,676
Ventas, Inc.	499	23,588
Welltower, Inc.	1,264	102,245
		152,445
Hotel & Resort REITs–0.11%
Apple Hospitality REIT, Inc.	2,783	42,051
Chatham Lodging Trust	2,269	21,238
Host Hotels & Resorts, Inc.	2,805	47,208
Park Hotels & Resorts, Inc.	1,007	12,910
Ryman Hospitality Properties, Inc.	239	22,208
		145,615
Hotels, Restaurants & Leisure–0.41%
†Amadeus IT Group SA	3,897	296,758
Starbucks Corp.	2,194	217,338
		514,096
Household Durables–0.24%
PulteGroup, Inc.	3,886	301,864
		301,864
Household Products–0.19%
Essity AB Class B	9,010	239,951
		239,951
Industrial Conglomerates–0.59%
Honeywell International, Inc.	3,622	751,565
		751,565
Industrial REITs–0.34%
LXP Industrial Trust	1,860	18,135
Prologis, Inc.	2,694	330,365
Rexford Industrial Realty, Inc.	1,041	54,361
Terreno Realty Corp.	399	23,980
		426,841
Insurance–2.08%
Allstate Corp.	5,900	643,336
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
American International Group, Inc.	12,800	$ 736,512
Fidelity National Financial, Inc.	5,061	182,196
MetLife, Inc.	6,373	360,265
Principal Financial Group, Inc.	4,633	351,367
Prudential Financial, Inc.	4,091	360,908
		2,634,584
IT Services–0.85%
Accenture PLC Class A	1,002	309,197
Cognizant Technology Solutions Corp. Class A	11,741	766,453
		1,075,650
Leisure Products–0.05%
Sturm Ruger & Co., Inc.	1,241	65,723
		65,723
Machinery–0.76%
Dover Corp.	5,272	778,411
Otis Worldwide Corp.	2,057	183,093
		961,504
Media–0.62%
Comcast Corp. Class A	16,947	704,148
Interpublic Group of Cos., Inc.	1,965	75,810
		779,958
Office REITs–0.09%
Alexandria Real Estate Equities, Inc.	515	58,447
City Office REIT, Inc.	238	1,326
Cousins Properties, Inc.	1,159	26,425
Highwoods Properties, Inc.	132	3,156
Kilroy Realty Corp.	346	10,411
Piedmont Office Realty Trust, Inc. Class A	1,487	10,811
		110,576
Oil, Gas & Consumable Fuels–3.07%
APA Corp.	6,929	236,764
Cheniere Energy, Inc.	1,832	279,124
Chevron Corp.	1,783	280,555
ConocoPhillips	9,937	1,029,573
Coterra Energy, Inc.	8,405	212,646
EOG Resources, Inc.	1,534	175,551
Exxon Mobil Corp.	6,610	708,922
Kinder Morgan, Inc.	15,115	260,280
Marathon Petroleum Corp.	3,104	361,926
Texas Pacific Land Corp.	53	69,775

LVIP Delaware Wealth Builder Fund-5

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LP	3,059	$ 82,073
Williams Cos., Inc.	5,835	190,396
		3,887,585
Personal Care Products–0.21%
Medifast, Inc.	2,891	266,435
		266,435
Pharmaceuticals–2.88%
Bristol-Myers Squibb Co.	6,759	432,238
Johnson & Johnson	8,683	1,437,210
Merck & Co., Inc.	11,892	1,372,218
Pfizer, Inc.	11,121	407,918
		3,649,584
Professional Services–0.53%
Paychex, Inc.	3,470	388,189
Robert Half International, Inc.	3,767	283,354
		671,543
Residential REITs–0.96%
American Homes 4 Rent Class A	814	28,856
AvalonBay Communities, Inc.	324	61,323
Camden Property Trust	349	37,996
Equity LifeStyle Properties, Inc.	436	29,164
Equity Residential	12,104	798,501
Essex Property Trust, Inc.	300	70,290
Independence Realty Trust, Inc.	1,304	23,759
Invitation Homes, Inc.	2,362	81,253
Mid-America Apartment Communities, Inc.	237	35,991
Sun Communities, Inc.	257	33,528
UDR, Inc.	232	9,967
		1,210,628
Retail REITs–0.45%
Agree Realty Corp.	705	46,100
Brixmor Property Group, Inc.	2,629	57,838
Kimco Realty Corp.	2,008	39,598
Kite Realty Group Trust	654	14,610
Phillips Edison & Co., Inc.	1,148	39,124
Realty Income Corp.	1,184	70,791
Regency Centers Corp.	695	42,930
Retail Opportunity Investments Corp.	2,878	38,882
Simon Property Group, Inc.	1,449	167,331
SITE Centers Corp.	1,352	17,873
Spirit Realty Capital, Inc.	882	34,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Retail REITs (continued)
Urban Edge Properties	399	$ 6,157
		575,967
Semiconductors & Semiconductor Equipment–3.71%
Applied Materials, Inc.	1,898	274,337
Broadcom, Inc.	1,672	1,450,343
KLA Corp.	673	326,419
Lam Research Corp.	747	480,216
Microchip Technology, Inc.	894	80,093
Monolithic Power Systems, Inc.	774	418,138
NVIDIA Corp.	3,046	1,288,519
QUALCOMM, Inc.	3,164	376,643
		4,694,708
Software–2.38%
Microsoft Corp.	6,653	2,265,613
Oracle Corp.	6,300	750,267
		3,015,880
Specialized REITs–0.58%
CubeSmart	872	38,944
Digital Realty Trust, Inc.	481	54,772
EPR Properties	339	15,865
Equinix, Inc.	197	154,436
Extra Space Storage, Inc.	182	27,091
Four Corners Property Trust, Inc.	607	15,418
Gaming & Leisure Properties, Inc.	1,294	62,707
Iron Mountain, Inc.	120	6,818
Lamar Advertising Co. Class A	143	14,193
Life Storage, Inc.	480	63,821
National Storage Affiliates Trust	346	12,051
Outfront Media, Inc.	1,021	16,050
Public Storage	494	144,189
VICI Properties, Inc.	3,515	110,476
		736,831
Specialty Retail–3.61%
Bath & Body Works, Inc.	7,644	286,650
Best Buy Co., Inc.	3,718	304,690
Home Depot, Inc.	2,054	638,055
Lowe's Cos., Inc.	5,911	1,334,113
Ross Stores, Inc.	3,357	376,420
TJX Cos., Inc.	14,946	1,267,271
Tractor Supply Co.	1,635	361,499
		4,568,698
Technology Hardware, Storage & Peripherals–3.12%
Apple, Inc.	14,654	2,842,436

LVIP Delaware Wealth Builder Fund-6

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc. Class C	6,100	$ 330,071
HP, Inc.	12,683	389,495
NetApp, Inc.	5,023	383,757
		3,945,759
Textiles, Apparel & Luxury Goods–0.23%
NIKE, Inc. Class B	2,624	289,611
		289,611
Tobacco–0.47%
Philip Morris International, Inc.	4,874	475,800
Vector Group Ltd.	9,181	117,608
		593,408
Total U.S. Markets (Cost $44,257,075)		57,134,981
DEVELOPED MARKETS–4.69%
Beverages–0.34%
Asahi Group Holdings Ltd.	1,700	65,959
Diageo PLC	8,411	361,597
		427,556
Chemicals–0.24%
Air Liquide SA	1,724	309,174
		309,174
Commercial Services & Supplies–0.20%
Securitas AB Class B	31,050	255,037
		255,037
Consumer Staples Distribution & Retail–0.39%
Koninklijke Ahold Delhaize NV	12,332	420,435
Seven & i Holdings Co. Ltd.	1,800	77,764
		498,199
Diversified Telecommunication Services–0.13%
Orange SA	14,520	169,687
		169,687
Food Products–0.54%
Danone SA	5,480	335,833
Nestle SA	2,848	342,590
		678,423
Health Care Providers & Services–0.08%
Fresenius Medical Care AG & Co. KGaA	2,100	100,361
		100,361
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure–0.22%
Sodexo SA	2,498	$ 275,073
		275,073
Machinery–0.29%
Knorr-Bremse AG	2,070	158,238
Makita Corp.	7,400	209,171
		367,409
Media–0.09%
Publicis Groupe SA	1,380	110,754
		110,754
Personal Care Products–0.41%
Kao Corp.	5,200	188,707
Unilever PLC	6,452	335,983
		524,690
Pharmaceuticals–0.35%
Novo Nordisk AS Class B	1,100	177,693
Roche Holding AG	887	270,952
		448,645
Professional Services–0.15%
Intertek Group PLC	3,503	189,890
		189,890
Software–0.27%
SAP SE	2,528	345,344
		345,344
Specialty Retail–0.13%
H & M Hennes & Mauritz AB Class B	9,250	159,075
		159,075
Textiles, Apparel & Luxury Goods–0.46%
adidas AG	1,566	304,004
Kering SA	209	115,410
Swatch Group AG	550	160,816
		580,230
Tobacco–0.33%
Altria Group, Inc.	9,170	415,401
		415,401
Wireless Telecommunication Services–0.07%
KDDI Corp.	2,800	86,473
		86,473
Total Developed Markets (Cost $5,430,297)		5,941,421
Total Common Stock (Cost $49,687,372)		63,076,402

LVIP Delaware Wealth Builder Fund-7

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.13%
Henkel AG & Co. KGaA 2.52%	2,116	$ 169,230
Total Preferred Stock (Cost $172,137)		169,230

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	15	16
Total Agency Collateralized Mortgage Obligations (Cost $14)		16
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.02%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	35,000	31,779
Total Agency Commercial Mortgage-Backed Security (Cost $34,555)		31,779
AGENCY MORTGAGE-BACKED SECURITIES–13.94%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	67,946	60,249
2.50% 7/1/36	309,904	282,790
Fannie Mae S.F. 20 yr
2.00% 3/1/41	126,226	106,819
2.00% 5/1/41	372,234	316,855
3.00% 10/1/47	32,681	28,900
4.00% 8/1/42	303,471	289,166
4.00% 9/1/42	282,145	268,844
4.50% 2/1/44	77,515	76,362
Fannie Mae S.F. 30 yr
2.00% 12/1/50	47,282	38,905
2.00% 1/1/51	49,642	41,023
2.00% 2/1/51	184,541	152,147
2.00% 3/1/51	700,363	573,867
2.50% 8/1/50	119,196	102,569
2.50% 1/1/51	142,605	121,768
2.50% 5/1/51	22,647	19,266
2.50% 7/1/51	29,506	25,210
2.50% 8/1/51	165,694	141,721
2.50% 2/1/52	263,604	224,878
2.50% 4/1/52	135,500	115,507
3.00% 1/1/47	5,558	5,018
3.00% 7/1/47	461,028	411,363
3.00% 2/1/48	311,325	278,734
3.00% 3/1/48	138,958	124,313
3.00% 11/1/48	33,001	29,534
3.00% 3/1/50	5,162	4,582
3.00% 7/1/50	102,681	91,692
3.00% 5/1/51	23,335	20,740
3.00% 12/1/51	306,709	272,025
3.00% 2/1/52	364,778	322,607
3.50% 7/1/47	89,920	84,162
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 2/1/48	356,555	$ 329,069
3.50% 11/1/48	48,505	44,766
3.50% 12/1/49	415,974	383,828
3.50% 3/1/50	38,215	35,485
3.50% 7/1/50	155,075	144,346
3.50% 6/1/52	244,072	222,460
4.00% 6/1/48	51,708	49,332
4.00% 5/1/51	234,952	223,408
4.50% 7/1/40	7,725	7,390
4.50% 8/1/41	15,039	14,851
4.50% 5/1/46	32,419	32,014
4.50% 4/1/48	29,762	29,519
4.50% 12/1/48	29,805	29,152
4.50% 1/1/49	47,639	46,573
4.50% 1/1/50	108,195	106,438
4.50% 4/1/50	33,460	32,783
4.50% 9/1/52	70,418	67,742
4.50% 10/1/52	595,355	572,452
4.50% 2/1/53	653,070	627,941
5.00% 1/1/51	121,618	120,861
5.00% 7/1/52	171,005	167,752
5.00% 10/1/52	418,813	412,394
5.50% 5/1/44	209,942	215,019
5.50% 10/1/52	291,754	291,370
5.50% 11/1/52	204,049	204,473
5.50% 3/1/53	820,339	816,477
6.00% 1/1/42	53,313	55,359
6.00% 6/1/53	288,909	291,439
Freddie Mac S.F. 15 yr
2.00% 12/1/35	184,016	164,535
3.00% 3/1/35	152,849	142,865
4.50% 9/1/37	279,405	274,275
Freddie Mac S.F. 20 yr
2.50% 6/1/41	524,791	459,745
5.00% 11/1/42	152,516	150,837
Freddie Mac S.F. 30 yr
2.00% 9/1/51	238,966	195,932
2.00% 3/1/52	19,655	16,052
2.50% 10/1/50	177,030	151,052
2.50% 11/1/50	112,732	96,101
2.50% 8/1/51	120,873	102,683
2.50% 10/1/51	286,084	244,691
2.50% 12/1/51	112,377	96,268
2.50% 1/1/52	463,654	395,365
3.00% 8/1/48	63,964	57,191
3.00% 11/1/49	7,257	6,440
3.00% 1/1/50	30,316	27,041
3.00% 8/1/51	74,507	65,965
3.00% 1/1/52	160,680	141,632
3.50% 6/1/47	449,804	415,650
3.50% 11/1/48	479,902	444,150
3.50% 6/1/52	189,685	173,211
4.00% 10/1/47	79,914	75,622
4.00% 8/1/52	586,780	553,229

LVIP Delaware Wealth Builder Fund-8

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/52	359,116	$ 337,744
4.50% 8/1/48	172,466	169,389
4.50% 1/1/49	72,835	71,209
4.50% 3/1/49	23,185	22,687
4.50% 8/1/49	73,460	72,048
4.50% 9/1/52	417,659	401,761
4.50% 10/1/52	263,681	253,544
5.00% 7/1/52	292,285	287,229
5.00% 10/1/52	57,836	56,680
5.00% 6/1/53	153,000	150,396
5.50% 9/1/41	38,167	39,252
5.50% 9/1/52	661,034	670,950
5.50% 11/1/52	131,914	131,781
6.00% 1/1/53	86,862	88,871
GNMA I S.F. 30 yr 3.00% 3/15/50	17,664	15,826
GNMA II S.F. 30 yr
3.00% 12/20/51	160,632	143,824
5.00% 9/20/52	80,023	78,656
5.50% 5/20/37	2,022	2,084
Total Agency Mortgage-Backed Securities (Cost $18,793,592)		17,650,772
CORPORATE BONDS–13.74%
Aerospace & Defense–0.44%
Boeing Co. 3.25% 2/1/28	95,000	87,215
Lockheed Martin Corp.
1.85% 6/15/30	500,000	416,002
4.75% 2/15/34	50,000	49,879
		553,096
Agriculture–0.11%
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	142,609
		142,609
Airlines–0.08%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	96,000	96,240
		96,240
Auto Manufacturers–0.09%
General Motors Financial Co., Inc. 5.85% 4/6/30	120,000	118,952
		118,952
Auto Parts & Equipment–0.14%
Aptiv PLC 3.10% 12/1/51	287,000	180,436
		180,436
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–2.38%
μBank of America Corp.
2.48% 9/21/36	175,000	$ 133,881
5.29% 4/25/34	95,000	94,117
6.20% 11/10/28	90,000	92,506
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	174,825
5.80% 10/25/28	19,000	19,366
μCitigroup, Inc.
5.61% 9/29/26	190,000	189,742
6.17% 5/25/34	55,000	55,479
μCitizens Bank NA 6.06% 10/24/25	250,000	236,931
μGoldman Sachs Group, Inc. 1.54% 9/10/27	221,000	194,238
KeyBank NA 3.40% 5/20/26	250,000	215,358
μKeyCorp 4.79% 6/1/33	23,000	19,282
μMorgan Stanley
2.48% 9/16/36	172,000	130,503
5.25% 4/21/34	65,000	64,184
6.14% 10/16/26	210,000	212,117
6.30% 10/18/28	74,000	76,039
6.34% 10/18/33	25,000	26,595
μPNC Financial Services Group, Inc. 5.67% 10/28/25	150,000	148,755
‡SVB Financial Group
1.80% 10/28/26	15,000	10,688
1.80% 2/2/31	325,000	206,346
4.57% 4/29/33	35,000	23,447
μTruist Bank 2.64% 9/17/29	522,000	481,857
μTruist Financial Corp.
4.95% 9/1/25	65,000	60,125
6.12% 10/28/33	28,000	28,415
μU.S. Bancorp
2.49% 11/3/36	30,000	21,945
4.65% 2/1/29	5,000	4,776
4.84% 2/1/34	30,000	28,021
5.73% 10/21/26	29,000	28,983
5.84% 6/12/34	30,000	30,217
		3,008,738
Biotechnology–0.41%
Amgen, Inc.
5.15% 3/2/28	245,000	244,779
5.25% 3/2/30	25,000	25,050
5.25% 3/2/33	107,000	107,137
5.65% 3/2/53	20,000	20,254
Royalty Pharma PLC 1.75% 9/2/27	145,000	124,335
		521,555
Chemicals–0.20%
Celanese U.S. Holdings LLC
6.05% 3/15/25	25,000	24,898
6.17% 7/15/27	105,000	104,457

LVIP Delaware Wealth Builder Fund-9

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co. 3.30% 5/15/50	175,000	$ 124,235
		253,590
Commercial Services–0.03%
ERAC USA Finance LLC
4.90% 5/1/33	25,000	24,429
5.40% 5/1/53	15,000	14,976
		39,405
Computers–0.06%
Apple, Inc.
4.30% 5/10/33	35,000	34,811
4.85% 5/10/53	35,000	35,867
		70,678
Diversified Financial Services–1.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	310,301
Air Lease Corp.
2.88% 1/15/26	410,000	379,265
2.88% 1/15/32	140,000	112,413
3.00% 2/1/30	345,000	288,497
5.85% 12/15/27	25,000	24,967
Aviation Capital Group LLC
3.50% 11/1/27	165,000	145,719
6.25% 4/15/28	15,000	14,963
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	387,641
6.45% 6/8/27	25,000	25,810
6.50% 1/20/43	15,000	15,007
		1,704,583
Electric–2.06%
AEP Texas, Inc.
3.45% 1/15/50	20,000	14,347
5.40% 6/1/33	20,000	19,897
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	88,925
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	32,319
Duke Energy Carolinas LLC 4.95% 1/15/33	215,000	213,407
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	79,827
3.25% 10/1/49	275,000	196,642
Entergy Louisiana LLC 4.95% 1/15/45	20,000	18,492
Entergy Mississippi LLC 2.85% 6/1/28	165,000	147,821
Entergy Texas, Inc. 3.55% 9/30/49	325,000	240,629
Exelon Corp. 5.30% 3/15/33	25,000	24,920
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.85% 1/27/25	330,000	$ 317,329
5.80% 1/15/33	10,000	10,456
Nevada Power Co. 3.13% 8/1/50	165,000	108,791
Public Service Co. of Colorado 5.25% 4/1/53	30,000	28,812
Southern California Edison Co.
3.45% 2/1/52	66,000	47,203
3.65% 2/1/50	80,000	59,532
4.00% 4/1/47	85,000	67,487
4.88% 3/1/49	130,000	116,768
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	436,041
Vistra Operations Co. LLC 5.13% 5/13/25	320,000	311,986
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	31,790
		2,613,421
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	136,000	115,329
		115,329
Gas–0.13%
Southern California Gas Co.
2.95% 4/15/27	95,000	88,613
5.20% 6/1/33	50,000	49,336
5.75% 6/1/53	20,000	20,212
		158,161
Health Care Products–0.01%
Baxter International, Inc. 3.13% 12/1/51	18,000	11,873
		11,873
Health Care Services–0.45%
Elevance Health, Inc. 5.13% 2/15/53	27,000	26,183
HCA, Inc.
3.50% 7/15/51	44,000	30,441
5.20% 6/1/28	25,000	24,797
Humana, Inc. 5.75% 3/1/28	53,000	53,927
UnitedHealth Group, Inc.
4.20% 5/15/32	86,000	82,101
4.50% 4/15/33	225,000	219,150
5.05% 4/15/53	131,000	130,207
		566,806
Insurance–0.41%
American International Group, Inc. 5.13% 3/27/33	110,000	107,420

LVIP Delaware Wealth Builder Fund-10

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	$ 55,449
5.00% 9/12/32	150,000	147,983
Athene Holding Ltd.
3.45% 5/15/52	125,000	76,036
3.95% 5/25/51	55,000	36,812
Brighthouse Financial, Inc.
3.85% 12/22/51	140,000	88,354
4.70% 6/22/47	11,000	8,418
		520,472
Internet–0.30%
Amazon.com, Inc.
1.50% 6/3/30	375,000	308,202
2.50% 6/3/50	45,000	29,925
3.60% 4/13/32	40,000	37,294
		375,421
Machinery Diversified–0.42%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	534,524
		534,524
Media–0.85%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	480,000	290,318
4.40% 12/1/61	215,000	145,136
Comcast Corp.
2.80% 1/15/51	29,000	19,196
3.20% 7/15/36	69,000	56,605
4.80% 5/15/33	60,000	59,366
Discovery Communications LLC 4.00% 9/15/55	510,000	338,973
Time Warner Cable LLC 7.30% 7/1/38	165,000	168,147
		1,077,741
Mining–0.07%
Newmont Corp.
2.25% 10/1/30	65,000	53,254
2.60% 7/15/32	45,000	36,768
2.80% 10/1/29	4,000	3,438
		93,460
Miscellaneous Manufacturing–0.10%
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	65,446
2.75% 4/1/31	65,000	54,281
		119,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	$ 13,468
3.28% 12/1/28	195,000	169,149
		182,617
Oil & Gas–0.14%
BP Capital Markets America, Inc. 4.81% 2/13/33	55,000	54,200
Diamondback Energy, Inc. 4.25% 3/15/52	68,000	52,156
Occidental Petroleum Corp. 6.13% 1/1/31	70,000	71,078
		177,434
Pharmaceuticals–0.67%
CVS Health Corp.
2.70% 8/21/40	320,000	223,370
3.75% 4/1/30	35,000	32,105
4.78% 3/25/38	490,000	452,207
5.25% 1/30/31	20,000	19,937
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	55,000	54,793
5.11% 5/19/43	40,000	40,091
5.30% 5/19/53	30,000	31,190
		853,693
Pipelines–0.92%
Cheniere Energy Partners LP 5.95% 6/30/33	40,000	40,116
Energy Transfer LP 6.25% 4/15/49	230,000	224,636
Enterprise Products Operating LLC
3.30% 2/15/53	20,000	14,271
5.35% 1/31/33	140,000	142,368
Kinder Morgan, Inc. 5.20% 6/1/33	35,000	33,918
MPLX LP
1.75% 3/1/26	30,000	27,232
4.00% 3/15/28	85,000	80,100
4.70% 4/15/48	35,000	28,727
ONEOK, Inc. 6.10% 11/15/32	180,000	183,124
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	90,765
5.00% 1/15/28	185,000	176,553
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	119,557
		1,161,367
Real Estate Investment Trusts–0.41%
American Homes 4 Rent LP 3.63% 4/15/32	175,000	151,234
Crown Castle, Inc.
1.05% 7/15/26	70,000	61,282

LVIP Delaware Wealth Builder Fund-11

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle, Inc. (continued)
2.10% 4/1/31	195,000	$ 155,963
VICI Properties LP 4.95% 2/15/30	160,000	150,093
		518,572
Semiconductors–0.14%
Broadcom, Inc. 3.47% 4/15/34	163,000	133,710
Entegris Escrow Corp. 4.75% 4/15/29	40,000	37,133
		170,843
Software–0.46%
Autodesk, Inc. 2.40% 12/15/31	185,000	151,383
Oracle Corp.
3.60% 4/1/50	91,000	65,025
4.65% 5/6/30	15,000	14,493
5.55% 2/6/53	90,000	87,151
Workday, Inc.
3.50% 4/1/27	130,000	123,220
3.70% 4/1/29	10,000	9,273
3.80% 4/1/32	150,000	135,041
		585,586
Telecommunications–0.65%
AT&T, Inc.
3.50% 9/15/53	480,000	339,800
5.40% 2/15/34	30,000	30,052
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	380,176
5.05% 7/15/33	55,000	54,004
Verizon Communications, Inc. 2.88% 11/20/50	35,000	22,802
		826,834
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	41,018
		41,018
Total Corporate Bonds (Cost $19,684,524)		17,394,781
NON-AGENCY ASSET-BACKED SECURITIES–2.98%
•AMMC CLO 22 Ltd. Series 2018-22A A 6.29% (LIBOR03M + 1.03%) 4/25/31	100,000	99,078
•Apex Credit CLO Ltd. Series 2018-1A A2 6.29% (LIBOR03M + 1.03%) 4/25/31	100,000	98,629
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Bethpage Park CLO Ltd. Series 2021-1A A 6.39% (LIBOR03M + 1.13%) 1/15/35	250,000	$ 244,759
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.23% (LIBOR03M + 0.98%) 4/20/31	500,000	495,744
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	184,566
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	343,000	290,767
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	136,772	134,648
•Man GLG U.S. CLO Series 2018-1A A1R 6.39% (LIBOR03M + 1.14%) 4/22/30	250,000	246,414
•Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A A 6.43% (LIBOR03M + 1.16%) 10/20/34	250,000	245,598
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.44% (LIBOR03M + 1.19%) 1/20/31	250,000	248,298
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.45% (LIBOR03M + 1.18%) 10/26/31	250,000	246,040
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	295,500	254,047
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	270,000	255,884
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	463,424
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	270,000	264,444
Total Non-Agency Asset-Backed Securities (Cost $3,971,412)		3,772,340
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	85,628	68,914
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.41% 6/25/29	31,567	28,286

LVIP Delaware Wealth Builder Fund-12

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2021-10 A3 2.50% 12/25/51	86,276	$ 69,328
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	86,042	68,709
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	4,326	4,035
Total Non-Agency Collateralized Mortgage Obligations (Cost $298,490)		239,272
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.30%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	64,242
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	42,773
Series 2019-BN20 A3 3.01% 9/15/62	395,000	337,386
Series 2019-BN21 A5 2.85% 10/17/52	225,000	191,590
Series 2020-BN25 A5 2.65% 1/15/63	800,000	675,263
Series 2021-BN36 A5 2.47% 9/15/64	680,000	552,224
•Series 2022-BNK41 A4 3.92% 4/15/65	70,000	62,649
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	184,919
Series 2020-B20 A5 2.03% 10/15/53	50,000	38,755
Series 2020-B21 A5 1.98% 12/17/53	45,000	35,289
Series 2020-B22 A5 1.97% 1/15/54	300,000	234,608
Series 2021-B24 A5 2.58% 3/15/54	47,000	37,447
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	139,756
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	52,461
Series 2019-CD8 A4 2.91% 8/15/57	400,000	337,153
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	87,819
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	43,217
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P3 A4 3.33% 4/15/49	145,000	$ 133,804
Series 2019-C7 A4 3.10% 12/15/72	500,000	429,935
Series 2020-555 A 2.65% 12/10/41	100,000	82,527
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	30,000	29,138
Series 2014-CR20 AM 3.94% 11/10/47	85,000	80,430
Series 2015-3BP A 3.18% 2/10/35	100,000	92,900
Series 2015-CR23 A4 3.50% 5/10/48	35,000	33,158
Series 2016-CR28 A4 3.76% 2/10/49	50,000	46,995
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	69,571
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	155,342
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	28,468
Series 2017-GS5 A4 3.67% 3/10/50	65,000	59,249
Series 2019-GC39 A4 3.57% 5/10/52	20,000	17,785
Series 2020-GC47 A5 2.38% 5/12/53	35,000	28,450
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	30,525
Series 2015-JP1 A5 3.91% 1/15/49	30,000	28,331
Series 2016-JP2 AS 3.06% 8/15/49	60,000	53,827
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	173,626	163,585
Series 2015-C33 A4 3.77% 12/15/48	220,000	208,517
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	68,059
Series 2017-C7 A5 3.41% 10/15/50	195,000	176,786
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	38,818
Series 2015-C26 A5 3.53% 10/15/48	35,000	32,899

LVIP Delaware Wealth Builder Fund-13

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	35,000	$ 32,591
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	85,738
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	60,867
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	54,161
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $6,390,336)		5,440,007
U.S. TREASURY OBLIGATIONS–10.63%
U.S. Treasury Bonds
2.25% 8/15/46	1,480,000	1,081,267
3.63% 2/15/53	1,480,000	1,420,338
3.63% 5/15/53	25,000	24,027
3.88% 2/15/43	320,000	312,000
U.S. Treasury Notes
3.38% 5/15/33	2,435,000	2,348,253
3.50% 1/31/30	3,365,000	3,265,233
3.50% 4/30/30	1,670,000	1,621,466
3.75% 5/31/30	340,000	335,272
4.00% 6/30/28	1,450,000	1,442,070
4.13% 11/15/32	1,030,000	1,052,531
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	549,265
Total U.S. Treasury Obligations (Cost $13,925,538)		13,451,722

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–3.30%
iShares Core MSCI EAFE ETF	19,780	$ 1,335,150
Vanguard Russell 2000 ETF	19,100	1,444,342
Xtrackers USD High Yield Corporate Bond ETF	40,465	1,396,043
Total Exchange-Traded Funds (Cost $4,233,703)		4,175,535
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	108,210	108,210
Total Money Market Fund (Cost $108,210)		108,210

	Principal Amount°
SHORT-TERM INVESTMENT—0.79%
≠DISCOUNTED COMMERCIAL PAPER–0.79%
WEPCo Environmental Trust Finance I LLC 5.22% 7/3/23	1,000,000	999,714
		999,714
Total Short-Term Investment (Cost $999,714)		999,714

TOTAL INVESTMENTS–99.94% (Cost $118,299,597)	126,509,780
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	80,053
NET ASSETS APPLICABLE TO 11,512,705 SHARES OUTSTANDING–100.00%	$126,589,833
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($99,295,432 / 9,022,986 Shares)	$11.005
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($27,294,401 / 2,489,719 Shares)	$10.963
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$119,161,887
Distributable earnings/(accumulated loss)	7,427,946
TOTAL NET ASSETS	$126,589,833

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP Delaware Wealth Builder Fund-14

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $84,000 cash collateral held at broker for futures contracts, $13,201 expense reimbursement receivable from Lincoln Financial Investments Corporation, $876 variation margin due from broker on futures contracts, $625,789 payable for securities purchased, $115,209 payable for fund shares redeemed, $98,666 other accrued expenses payable and $73,553 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(13)	U.S. Treasury 10 yr Notes	$(1,459,453)	$(1,487,048)	9/20/23	$27,595	$ —
(9)	U.S. Treasury 10 yr Ultra Notes	(1,065,938)	(1,078,785)	9/20/23	12,847	—
50	U.S. Treasury 5 yr Notes	5,354,688	5,456,064	9/29/23	—	(101,376)
4	U.S. Treasury Long Bonds	507,625	507,384	9/20/23	241	—
Total Futures Contracts					$40,683	$(101,376)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
yr–Year
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund-15

LVIP Delaware Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$1,229,498
Dividends	921,670
Foreign taxes withheld	(13,871)
2,137,297
EXPENSES:
Management fees	395,968
Accounting and administration expenses	39,655
Professional fees	33,765
Distribution fees-Service Class	33,487
Pricing fees	18,408
Shareholder servicing fees	18,227
Custodian fees	13,099
Reports and statements to shareholders	2,979
Trustees’ fees and expenses	2,226
Consulting fees	1,194
Other	3,146
562,154
Less:
Expenses reimbursed	(82,417)
Total operating expenses	479,737
NET INVESTMENT INCOME	1,657,560
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	434,840
Foreign currencies	809
Futures contracts	(35,304)
Net realized gain	400,345
Net change in unrealized appreciation (depreciation) of:
Investments	3,528,806
Foreign currencies	2,133
Futures contracts	(66,145)
Net change in unrealized appreciation (depreciation)	3,464,794
NET REALIZED AND UNREALIZED GAIN	3,865,139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,522,699
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,657,560	$ 2,743,383
Net realized gain (loss)	400,345	(2,175,446)
Net change in unrealized appreciation (depreciation)	3,464,794	(17,665,300)
Net increase (decrease) in net assets resulting from operations	5,522,699	(17,097,363)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,866,474)
Service Class	—	(2,037,739)
Return of capital:
Standard Class	—	(76,836)
Service Class	—	(20,192)
	—	(10,001,241)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,154,851	5,941,330
Service Class	2,835,846	5,380,568
Reinvestment of dividends and distributions:
Standard Class	—	7,943,310
Service Class	—	2,057,931
	4,990,697	21,323,139
Cost of shares redeemed:
Standard Class	(6,825,483)	(17,869,660)
Service Class	(3,289,693)	(7,383,983)
	(10,115,176)	(25,253,643)
Decrease in net assets derived from capital share transactions	(5,124,479)	(3,930,504)
NET INCREASE (DECREASE) IN NET ASSETS	398,220	(31,029,108)
NET ASSETS:
Beginning of period	126,191,613	157,220,721
End of period	$126,589,833	$126,191,613
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund-16

LVIP Delaware Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.531	$ 12.881	$ 12.096	$ 11.812	$ 11.016	$ 14.723
Income (loss) from investment operations:
Net investment income[2]	0.144	0.240	0.205	0.226	0.317	0.383
Net realized and unrealized gain (loss)	0.330	(1.711)	1.220	0.425	1.423	(1.004)
Total from investment operations	0.474	(1.471)	1.425	0.651	1.740	(0.621)
Less dividends and distributions from:
Net investment income	—	(0.246)	(0.270)	(0.233)	(0.345)	(0.366)
Net realized gain	—	(0.625)	(0.370)	(0.134)	(0.599)	(2.720)
Return of capital	—	(0.008)	—	—	—	—
Total dividends and distributions	—	(0.879)	(0.640)	(0.367)	(0.944)	(3.086)
Net asset value, end of period	$ 11.005	$ 10.531	$ 12.881	$ 12.096	$ 11.812	$ 11.016
Total return[3]	4.50%	(11.21%)	11.78%	5.62%	15.91%	(5.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,295	$ 99,589	$125,058	$129,610	$138,568	$137,182
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.83%	0.80%	0.83%	0.86%	0.92%
Ratio of net investment income to average net assets	2.69%	2.08%	1.60%	1.99%	2.66%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.56%	1.96%	1.51%	1.87%	2.51%	2.58%
Portfolio turnover	43%	89%	144%	106%	126%	112%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund-17

LVIP Delaware Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.504	$ 12.850	$ 12.069	$ 11.788	$ 10.998	$ 14.708
Income (loss) from investment operations:
Net investment income[2]	0.130	0.210	0.173	0.197	0.287	0.346
Net realized and unrealized gain (loss)	0.329	(1.706)	1.215	0.422	1.418	(0.999)
Total from investment operations	0.459	(1.496)	1.388	0.619	1.705	(0.653)
Less dividends and distributions from:
Net investment income	—	(0.217)	(0.237)	(0.204)	(0.316)	(0.337)
Net realized gain	—	(0.625)	(0.370)	(0.134)	(0.599)	(2.720)
Return of capital	—	(0.008)	—	—	—	—
Total dividends and distributions	—	(0.850)	(0.607)	(0.338)	(0.915)	(3.057)
Net asset value, end of period	$ 10.963	$ 10.504	$ 12.850	$ 12.069	$ 11.788	$ 10.998
Total return[3]	4.37%	(11.43%)	11.51%	5.36%	15.61%	(5.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,294	$ 26,602	$ 32,163	$30,336	$ 29,588	$ 25,269
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.09%	1.08%	1.05%	1.08%	1.11%	1.17%
Ratio of net investment income to average net assets	2.44%	1.83%	1.35%	1.74%	2.41%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	1.71%	1.26%	1.62%	2.26%	2.33%
Portfolio turnover	43%	89%	144%	106%	126%	112%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund-18

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Delaware Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
LVIP Delaware Wealth Builder Fund-19

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Delaware Wealth Builder Fund is $95,279 and $94,198 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.71% of the average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
LVIP Delaware Wealth Builder Fund-20

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 183,549	$ 151,200	$ 159,258	$ 494,007
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$5,209
Legal	836
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,727 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,201
Management fees payable to LFI	64,979
Distribution fees payable to LFD	5,583
Shareholder servicing fees payable to Lincoln Life	2,991
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$14,740,495
Purchases of U.S. government securities	38,788,306
Sales other than U.S. government securities	17,871,844
Sales of U.S. government securities	36,515,528
LVIP Delaware Wealth Builder Fund-21

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$118,299,597
Aggregate unrealized appreciation of investments and derivatives	$ 16,573,673
Aggregate unrealized depreciation of investments and derivatives	(8,424,183)
Net unrealized appreciation of investments and derivatives	$ 8,149,490
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 1,501,845	$ —	$—	$ 1,501,845
Air Freight & Logistics	235,598	—	—	235,598
Banks	1,691,660	—	—	1,691,660
Biotechnology	958,812	—	—	958,812
Broadline Retail	193,535	—	—	193,535
Building Products	143,565	—	—	143,565
Capital Markets	2,126,908	—	—	2,126,908
Chemicals	976,993	—	—	976,993
Communications Equipment	1,909,190	—	—	1,909,190
Consumer Finance	551,400	—	—	551,400
Consumer Staples Distribution & Retail	1,322,256	—	—	1,322,256
Diversified REITs	39,382	—	—	39,382
Diversified Telecommunication Services	1,175,789	—	—	1,175,789
Electric Utilities	715,335	—	—	715,335
Entertainment	679,421	—	—	679,421
LVIP Delaware Wealth Builder Fund-22

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Financial Services	$ 1,189,832	$ —	$—	$ 1,189,832
Food Products	1,338,516	—	—	1,338,516
Health Care Equipment & Supplies	1,447,941	358,579	—	1,806,520
Health Care Providers & Services	2,311,415	—	—	2,311,415
Health Care REITs	152,445	—	—	152,445
Hotel & Resort REITs	145,615	—	—	145,615
Hotels, Restaurants & Leisure	217,338	296,758	—	514,096
Household Durables	301,864	—	—	301,864
Household Products	—	239,951	—	239,951
Industrial Conglomerates	751,565	—	—	751,565
Industrial REITs	426,841	—	—	426,841
Insurance	2,634,584	—	—	2,634,584
IT Services	1,075,650	—	—	1,075,650
Leisure Products	65,723	—	—	65,723
Machinery	961,504	—	—	961,504
Media	779,958	—	—	779,958
Office REITs	110,576	—	—	110,576
Oil, Gas & Consumable Fuels	3,887,585	—	—	3,887,585
Personal Care Products	266,435	—	—	266,435
Pharmaceuticals	3,649,584	—	—	3,649,584
Professional Services	671,543	—	—	671,543
Residential REITs	1,210,628	—	—	1,210,628
Retail REITs	575,967	—	—	575,967
Semiconductors & Semiconductor Equipment	4,694,708	—	—	4,694,708
Software	3,015,880	—	—	3,015,880
Specialized REITs	736,831	—	—	736,831
Specialty Retail	4,568,698	—	—	4,568,698
Technology Hardware, Storage & Peripherals	3,945,759	—	—	3,945,759
Textiles, Apparel & Luxury Goods	289,611	—	—	289,611
Tobacco	593,408	—	—	593,408
Developed Markets
Beverages	—	427,556	—	427,556
Chemicals	—	309,174	—	309,174
Commercial Services & Supplies	—	255,037	—	255,037
Consumer Staples Distribution & Retail	—	498,199	—	498,199
Diversified Telecommunication Services	—	169,687	—	169,687
Food Products	—	678,423	—	678,423
Health Care Providers & Services	—	100,361	—	100,361
Hotels, Restaurants & Leisure	—	275,073	—	275,073
Machinery	—	367,409	—	367,409
Media	—	110,754	—	110,754
Personal Care Products	—	524,690	—	524,690
Pharmaceuticals	—	448,645	—	448,645
Professional Services	—	189,890	—	189,890
Software	—	345,344	—	345,344
Specialty Retail	—	159,075	—	159,075
Textiles, Apparel & Luxury Goods	—	580,230	—	580,230
Tobacco	415,401	—	—	415,401
Wireless Telecommunication Services	—	86,473	—	86,473
Preferred Stock	—	169,230	—	169,230
Agency Collateralized Mortgage Obligation	—	16	—	16
Agency Commercial Mortgage-Backed Security	—	31,779	—	31,779
Agency Mortgage-Backed Securities	—	17,650,772	—	17,650,772
Corporate Bonds	—	17,394,781	—	17,394,781
Non-Agency Asset-Backed Securities	—	3,772,340	—	3,772,340
Non-Agency Collateralized Mortgage Obligations	—	239,272	—	239,272
Non-Agency Commercial Mortgage-Backed Securities	—	5,440,007	—	5,440,007
LVIP Delaware Wealth Builder Fund-23

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$13,451,722	$—	$ 13,451,722
Exchange-Traded Funds	4,175,535	—	—	4,175,535
Money Market Fund	108,210	—	—	108,210
Short-Term Investment	—	999,714	—	999,714
Total Investments	$60,938,839	$65,570,941	$—	$126,509,780
Derivatives:

Assets:
Futures Contracts	$ 40,683	$—	$—	$ 40,683
Liabilities:
Futures Contract	$(101,376)	$—	$—	$(101,376)
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	199,801	517,124
Service Class	263,205	470,579
Shares reinvested:
Standard Class	—	764,485
Service Class	—	198,903
	463,006	1,951,091
Shares redeemed:
Standard Class	(633,205)	(1,534,050)
Service Class	(305,998)	(639,959)
	(939,203)	(2,174,009)
Net decrease	(476,197)	(222,918)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Delaware Wealth Builder Fund-24

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund posted $84,000 cash collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$40,683	Receivables and other assets net of liabilities	$(101,376)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(35,304)	$(66,145)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,862,938	$2,554,667
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
LVIP Delaware Wealth Builder Fund-25

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
7. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Delaware Wealth Builder Fund-26

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Wealth Builder Fund-27

LVIP Delaware Wealth Builder Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Wealth Builder Fund-28

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Dimensional International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,097.10	0.32%	$1.66
Service Class Shares	1,000.00	1,095.80	0.57%	2.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,022.00	0.57%	2.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	47.93%
Investment Company	47.93%
International Equity Fund	47.93%
Unaffiliated Investments	51.76%
Investment Companies	51.76%
International Equity Fund	48.57%
Money Market Fund	3.19%
Total Investments	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.93%
INVESTMENT COMPANY–47.93%
International Equity Fund–47.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	22,795,461	$ 264,951,647
Total Affiliated Investment (Cost $211,941,016)		264,951,647

UNAFFILIATED INVESTMENTS–51.76%
INVESTMENT COMPANIES–51.76%
International Equity Fund–48.57%
*Dimensional Investment Group– DFA International Value Portfolio	13,988,928	268,447,531
268,447,531
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	17,635,759	$ 17,635,759
		17,635,759
Total Unaffiliated Investments (Cost $210,669,237)		286,083,290

TOTAL INVESTMENTS–99.69% (Cost $422,610,253)	551,034,937
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,694,641
NET ASSETS APPLICABLE TO 56,339,273 SHARES OUTSTANDING–100.00%	$552,729,578

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
58	British Pound	$4,603,387	$4,566,202	9/18/23	$ 37,185	$ —
56	Euro	7,667,100	7,577,774	9/18/23	89,326	—
60	Japanese Yen	5,259,375	5,469,917	9/18/23	—	(210,542)
					126,511	(210,542)
Equity Contracts:
2	E-mini Russell 2000 Index	190,370	190,165	9/15/23	205	—
1	E-mini S&P 500 Index	224,413	217,425	9/15/23	6,988	—
1	E-mini S&P MidCap 400 Index	264,410	258,167	9/15/23	6,243	—
166	Euro STOXX 50 Index	8,019,035	7,837,000	9/15/23	182,035	—
49	FTSE 100 Index	4,693,073	4,755,056	9/15/23	—	(61,983)
24	Nikkei 225 Index (OSE)	5,517,032	5,199,422	9/7/23	317,610	—
					513,081	(61,983)
Total Futures Contracts					$639,592	$(272,525)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Unaffiliated investments, at value	$286,083,290
Affiliated investments, at value	264,951,647
Cash collateral held at broker for futures contracts	1,677,092
Variation margin due from broker on futures contracts	194,872
Receivable for fund shares sold	106,186
Dividends and interest receivable	72,793
Receivable for securities sold	4,435
Prepaid expenses	2,217
TOTAL ASSETS	553,092,532
LIABILITIES:
Due to manager and affiliates	233,763
Payable for fund shares redeemed	77,834
Payable for audit fee	27,034
Payable for fund accounting fee	27,034
Other accrued expenses payable	(2,711)
TOTAL LIABILITIES	362,954
TOTAL NET ASSETS	$552,729,578
Affiliated investments, at cost	$211,941,016
Unaffiliated investments, at cost	210,669,237
Standard Class:
Net Assets	$ 20,722,364
Shares Outstanding	2,107,979
Net Asset Value Per Share	$ 9.830
Service Class:
Net Assets	$532,007,214
Shares Outstanding	54,231,294
Net Asset Value Per Share	$ 9.810
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$524,625,588
Distributable earnings/(accumulated loss)	28,103,990
TOTAL NET ASSETS	$552,729,578
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 6,290,118
EXPENSES:
Management fees	684,381
Distribution fees-Service Class	658,903
Shareholder servicing fees	79,388
Accounting and administration expenses	55,259
Professional fees	23,153
Custodian fees	16,158
Trustees’ fees and expenses	9,665
Reports and statements to shareholders	6,431
Consulting fees	1,820
Pricing fees	341
Other	5,177
Total operating expenses	1,540,676
NET INVESTMENT INCOME	4,749,442
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	2,074,660
Sale of unaffiliated investments	3,219,365
Foreign currencies	26,646
Futures contracts	1,707,962
Net realized gain	7,028,633
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	21,003,959
Unaffiliated investments	17,678,021
Foreign currencies	5,860
Futures contracts	683,382
Net change in unrealized appreciation (depreciation)	39,371,222
NET REALIZED AND UNREALIZED GAIN	46,399,855
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,149,297
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,749,442	$ 16,604,637
Net realized gain (loss)	7,028,633	(16,776,293)
Net change in unrealized appreciation (depreciation)	39,371,222	(72,550,175)
Net increase (decrease) in net assets resulting from operations	51,149,297	(72,721,831)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(667,872)
Service Class	—	(16,071,936)
	—	(16,739,808)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,060,358	4,536,012
Service Class	10,262,240	46,815,154
Reinvestment of dividends and distributions:
Standard Class	—	667,872
Service Class	—	16,071,936
	12,322,598	68,090,974
Cost of shares redeemed:
Standard Class	(3,395,660)	(5,184,685)
Service Class	(55,842,226)	(90,283,151)
	(59,237,886)	(95,467,836)
Decrease in net assets derived from capital share transactions	(46,915,288)	(27,376,862)
NET INCREASE (DECREASE) IN NET ASSETS	4,234,009	(116,838,501)
NET ASSETS:
Beginning of period	548,495,569	665,334,070
End of period	$552,729,578	$ 548,495,569
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.960	$ 10.430	$ 9.317	$ 10.120	$ 8.888	$ 10.820
Income (loss) from investment operations:
Net investment income[3]	0.094	0.290	0.295	0.160	0.271	0.222
Net realized and unrealized gain (loss)	0.776	(1.456)	1.137	(0.810)	1.224	(1.962)
Total from investment operations	0.870	(1.166)	1.432	(0.650)	1.495	(1.740)
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.319)	(0.153)	(0.263)	(0.192)
Total dividends and distributions	—	(0.304)	(0.319)	(0.153)	(0.263)	(0.192)
Net asset value, end of period	$ 9.830	$ 8.960	$ 10.430	$ 9.317	$ 10.120	$ 8.888
Total return[4]	9.71%	(11.15%)	15.37%	(6.42%)	16.81%	(16.08%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,722	$ 20,137	$ 23,352	$ 21,735	$ 20,047	$ 17,850
Ratio of expenses to average net assets[5]	0.32%	0.30%	0.26%	0.28%	0.28%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.32%	0.31%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.98% [6]	3.10%	2.84%	1.95%	2.81%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98% [6]	3.08%	2.79%	1.91%	2.77%	2.09%
Portfolio turnover	2%	13%	9%	20%	5%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.952	$ 10.420	$ 9.309	$ 10.115	$ 8.886	$ 10.817
Income (loss) from investment operations:
Net investment income[3]	0.082	0.266	0.268	0.139	0.247	0.195
Net realized and unrealized gain (loss)	0.776	(1.454)	1.135	(0.813)	1.221	(1.956)
Total from investment operations	0.858	(1.188)	1.403	(0.674)	1.468	(1.761)
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.292)	(0.132)	(0.239)	(0.170)
Total dividends and distributions	—	(0.280)	(0.292)	(0.132)	(0.239)	(0.170)
Net asset value, end of period	$ 9.810	$ 8.952	$ 10.420	$ 9.309	$ 10.115	$ 8.886
Total return[4]	9.58%	(11.38%)	15.08%	(6.66%)	16.52%	(16.28%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$532,007	$ 528,359	$641,983	$607,117	$572,077	$ 454,778
Ratio of expenses to average net assets[5]	0.57%	0.55%	0.51%	0.53%	0.53%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.57%	0.56%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	1.73% [6]	2.85%	2.59%	1.70%	2.56%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73% [6]	2.83%	2.54%	1.66%	2.52%	1.84%
Portfolio turnover	2%	13%	9%	20%	5%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$22,662
Legal	3,636
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,518 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$112,461
Distribution fees payable to LFD	108,256
Shareholder servicing fees payable to Lincoln Life	13,046
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.93%@
International Equity Fund-47.93%@
✧✧LVIP Dimensional International Core Equity Fund	$264,142,033	$3,820,830	$26,089,835	$2,074,660	$21,003,959	$—	$264,951,647	22,795,461	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$12,342,317
Sales	53,043,203
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$422,610,253
Aggregate unrealized appreciation of investments and derivatives	$129,064,276
Aggregate unrealized depreciation of investments and derivatives	(272,525)
Net unrealized appreciation of investments and derivatives	$128,791,751
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$264,951,647	$—	$—	$264,951,647
Unaffiliated Investment Companies	286,083,290	—	—	286,083,290
Total Investments	$551,034,937	$—	$—	$551,034,937
Derivatives:
Assets:
Futures Contracts	$ 639,592	$—	$—	$ 639,592
Liabilities:
Futures Contracts	$ (272,525)	$—	$—	$ (272,525)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	214,275	487,252
Service Class	1,072,613	5,264,914
Shares reinvested:
Standard Class	—	75,236
Service Class	—	1,812,367
	1,286,888	7,639,769
Shares redeemed:
Standard Class	(353,722)	(553,950)
Service Class	(5,860,957)	(9,669,027)
	(6,214,679)	(10,222,977)
Net decrease	(4,927,791)	(2,583,208)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$513,081	Variation margin due from broker on futures contracts	$ (61,983)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	126,511	Variation margin due from broker on futures contracts	(210,542)
Total		$639,592		$(272,525)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,779,055	$1,038,417
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(71,093)	(355,035)
Total		$1,707,962	$ 683,382
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$36,523,247	$—
LVIP Dimensional International Equity Managed Volatility Fund-13

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-14

LVIP Dimensional International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Equity Managed Volatility Fund-15

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Dimensional U.S. Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,128.20	0.30%	$1.58
Service Class Shares	1,000.00	1,126.80	0.55%	2.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	56.93%
Investment Company	56.93%
Equity Fund	56.93%
Unaffiliated Investments	42.81%
Investment Companies	42.81%
Equity Fund	38.09%
Money Market Fund	4.72%
Total Investments	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.93%
INVESTMENT COMPANY–56.93%
Equity Fund–56.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	30,195,091	$ 560,964,397
Total Affiliated Investment (Cost $301,625,326)		560,964,397

UNAFFILIATED INVESTMENTS–42.81%
INVESTMENT COMPANIES–42.81%
Equity Fund–38.09%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	12,372,910	375,270,356
375,270,356
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	46,495,188	$ 46,495,188
		46,495,188
Total Unaffiliated Investments (Cost $232,815,460)		421,765,544

TOTAL INVESTMENTS–99.74% (Cost $534,440,786)	982,729,941
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	2,533,039
NET ASSETS APPLICABLE TO 45,298,683 SHARES OUTSTANDING–100.00%	$985,262,980

✧✧ Standard Class shares.
** Institutional Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
36	E-mini Russell 2000 Index	$ 3,426,660	$ 3,422,963	9/15/23	$ 3,697	$—
168	E-mini S&P 500 Index	37,701,300	36,527,368	9/15/23	1,173,932	—
31	E-mini S&P MidCap 400 Index	8,196,710	8,003,187	9/15/23	193,523	—
Total Futures Contracts					$1,371,152	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$560,964,397
Unaffiliated investments, at value	421,765,544
Cash collateral held at broker for futures contracts	2,806,320
Variation margin due from broker on futures contracts	502,229
Receivable for securities sold	255,195
Dividends and interest receivable	189,273
Receivable for fund shares sold	71,234
Prepaid expenses	3,475
TOTAL ASSETS	986,557,667
LIABILITIES:
Payable for fund shares redeemed	833,091
Due to manager and affiliates	409,776
Other accrued expenses payable	51,820
TOTAL LIABILITIES	1,294,687
TOTAL NET ASSETS	$985,262,980
Affiliated investments, at cost	$301,625,326
Unaffiliated investments, at cost	232,815,460
Standard Class:
Net Assets	$ 35,589,147
Shares Outstanding	1,632,468
Net Asset Value Per Share	$ 21.801
Service Class:
Net Assets	$949,673,833
Shares Outstanding	43,666,215
Net Asset Value Per Share	$ 21.748
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$485,001,997
Distributable earnings/(accumulated loss)	500,260,983
TOTAL NET ASSETS	$985,262,980
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,812,637
EXPENSES:
Management fees	1,160,778
Distribution fees-Service Class	1,120,251
Shareholder servicing fees	134,650
Accounting and administration expenses	73,246
Professional fees	26,819
Trustees’ fees and expenses	16,019
Reports and statements to shareholders	8,792
Custodian fees	6,754
Consulting fees	1,950
Pricing fees	161
Other	9,870
2,559,290
Less:
Management fees waived	(23,216)
Total operating expenses	2,536,074
NET INVESTMENT INCOME	1,276,563
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	513,127
Sale of unaffiliated investments	661,721
Futures contracts	(4,718,325)
Net realized loss	(3,543,477)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	61,225,874
Unaffiliated investments	52,278,445
Futures contracts	1,316,505
Net change in unrealized appreciation (depreciation)	114,820,824
NET REALIZED AND UNREALIZED GAIN	111,277,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,553,910
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,276,563	$ 7,127,692
Net realized gain (loss)	(3,543,477)	60,538,624
Net change in unrealized appreciation (depreciation)	114,820,824	(233,157,802)
Net increase (decrease) in net assets resulting from operations	112,553,910	(165,491,486)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,441,723)
Service Class	—	(39,714,872)
	—	(41,156,595)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,959,080	5,883,430
Service Class	28,013,666	42,877,468
Reinvestment of dividends and distributions:
Standard Class	—	1,441,723
Service Class	—	39,714,872
	33,972,746	89,917,493
Cost of shares redeemed:
Standard Class	(4,655,939)	(6,836,141)
Service Class	(49,268,699)	(114,587,119)
	(53,924,638)	(121,423,260)
Decrease in net assets derived from capital share transactions	(19,951,892)	(31,505,767)
NET INCREASE (DECREASE) IN NET ASSETS	92,602,018	(238,153,848)
NET ASSETS:
Beginning of period	892,660,962	1,130,814,810
End of period	$985,262,980	$ 892,660,962
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 19.323	$ 23.790	$ 18.815	$ 16.485	$ 13.943	$ 15.292
Income (loss) from investment operations:
Net investment income[3]	0.052	0.204	0.167	0.185	0.189	0.173
Net realized and unrealized gain (loss)	2.426	(3.716)	5.043	2.334	2.540	(1.365)
Total from investment operations	2.478	(3.512)	5.210	2.519	2.729	(1.192)
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.235)	(0.189)	(0.187)	(0.157)
Net realized gain	—	(0.734)	—	—	—	—
Total dividends and distributions	—	(0.955)	(0.235)	(0.189)	(0.187)	(0.157)
Net asset value, end of period	$ 21.801	$ 19.323	$ 23.790	$ 18.815	$ 16.485	$ 13.943
Total return[4]	12.82%	(14.69%)	27.69%	15.30%	19.58%	(7.79%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 35,589	$ 30,270	$ 36,695	$ 29,853	$ 27,715	$ 22,548
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.29%	0.31%	0.31%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.30%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	0.52% [6]	0.99%	0.78%	1.14%	1.24%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51% [6]	0.98%	0.77%	1.14%	1.24%	1.11%
Portfolio turnover	3%	10%	7%	12%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 19.300	$ 23.760	$ 18.792	$ 16.469	$ 13.933	$ 15.280
Income (loss) from investment operations:
Net investment income[3]	0.027	0.151	0.112	0.144	0.151	0.134
Net realized and unrealized gain (loss)	2.421	(3.709)	5.033	2.325	2.535	(1.360)
Total from investment operations	2.448	(3.558)	5.145	2.469	2.686	(1.226)
Less dividends and distributions from:
Net investment income	—	(0.168)	(0.177)	(0.146)	(0.150)	(0.121)
Net realized gain	—	(0.734)	—	—	—	—
Total dividends and distributions	—	(0.902)	(0.177)	(0.146)	(0.150)	(0.121)
Net asset value, end of period	$ 21.748	$ 19.300	$ 23.760	$ 18.792	$ 16.469	$ 13.933
Total return[4]	12.68%	(14.90%)	27.38%	15.01%	19.28%	(8.02%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$949,674	$ 862,391	$1,094,120	$1,002,667	$957,599	$773,513
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.54%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	0.27% [6]	0.74%	0.53%	0.89%	0.99%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.26% [6]	0.73%	0.52%	0.89%	0.99%	0.86%
Portfolio turnover	3%	10%	7%	12%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$37,912
Legal	6,083
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,378 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$194,924
Distribution fees payable to LFD	191,779
Shareholder servicing fees payable to Lincoln Life	23,073
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-56.93%@
Equity Fund-56.93%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$503,183,648	$16,285,282	$20,243,534	$513,127	$61,225,874	$—	$560,964,397	30,195,091	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,661,571
Sales	42,439,921
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$534,440,786
Aggregate unrealized appreciation of investments and derivatives	$449,660,307
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$449,660,307
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$560,964,397	$—	$—	$560,964,397
Unaffiliated Investment Companies	421,765,544	—	—	421,765,544
Total Investments	$982,729,941	$—	$—	$982,729,941
Derivatives:
Assets:
Futures Contracts	$ 1,371,152	$—	$—	$ 1,371,152
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	299,078	277,034
Service Class	1,389,914	2,059,818
Shares reinvested:
Standard Class	—	75,349
Service Class	—	2,080,985
	1,688,992	4,493,186
Shares redeemed:
Standard Class	(233,160)	(328,261)
Service Class	(2,406,462)	(5,507,496)
	(2,639,622)	(5,835,757)
Net decrease	(950,630)	(1,342,571)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP Dimensional U.S. Equity Managed Volatility Fund-11

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,371,152	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,718,325)	$1,316,505
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$33,648,316	$19,700,993
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Dimensional U.S. Equity Managed Volatility Fund-12

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-13

LVIP Dimensional U.S. Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Equity Managed Volatility Fund-14

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Dimensional International Core Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,089.50	0.62%	$3.21
Service Class Shares	1,000.00	1,088.20	0.87%	4.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	98.71%
Australia	6.27%
Austria	0.56%
Belgium	1.17%
Britain	0.04%
Canada	10.65%
Chile	0.03%
China	0.05%
Colombia	0.00%
Denmark	2.63%
Faeroe Islands	0.05%
Finland	1.41%
France	8.35%
Georgia	0.01%
Germany	6.73%
Greenland	0.16%
Guernsey	0.00%
Hong Kong	2.04%
Ireland	1.01%
Isle Of Man	0.03%
Israel	0.81%
Italy	2.30%
Japan	22.29%
Jersey	0.03%
Jordan	0.04%
Luxembourg	0.25%
Macau	0.01%
Malta	0.00%
Mexico	0.01%
Mongolia	0.00%
Netherlands	3.70%
New Zealand	0.34%
Norway	0.75%
Philippines	0.01%
Poland	0.00%
Portugal	0.30%
Singapore	1.09%
South Africa	0.00%
Spain	2.48%
Sweden	2.69%
Switzerland	8.34%
Taiwan	0.00%
United Arab Emirates	0.01%
United Kingdom	11.82%
United States	0.25%
Convertible Preferred Stock	0.03%
Preferred Stocks	0.49%
Security Type/Country	Percentage of Net Assets
Rights	0.00%
Warrants	0.00%
Money Market Fund	0.00%
Total Investments	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.17%
Air Freight & Logistics	0.74%
Automobile Components	1.62%
Automobiles	2.53%
Banks	8.48%
Beverages	1.14%
Biotechnology	0.30%
Broadline Retail	0.85%
Building Products	1.22%
Capital Markets	2.33%
Chemicals	3.95%
Commercial Services & Supplies	1.08%
Communications Equipment	0.28%
Construction & Engineering	1.86%
Construction Materials	0.95%
Consumer Finance	0.11%
Consumer Staples Distribution & Retail	2.22%
Containers & Packaging	0.61%
Distributors	0.14%
Diversified Consumer Services	0.12%
Diversified Telecommunication Services	2.25%
Electric Utilities	1.25%
Electrical Equipment	1.21%
Electronic Equipment, Instruments & Components	1.78%
Energy Equipment & Services	0.42%
Entertainment	0.51%
Financial Services	0.53%
Food Products	2.58%
Gas Utilities	0.47%
Ground Transportation	0.96%
Health Care Equipment & Supplies	1.40%
Health Care Providers & Services	0.88%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	1.93%
Household Durables	1.48%
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Household Products	0.30%
Independent Power and Renewable Electricity Producers	0.51%
Industrial Conglomerates	0.81%
Insurance	4.33%
Interactive Media & Services	0.32%
IT Services	1.48%
Leisure Products	0.41%
Life Sciences Tools & Services	0.43%
Machinery	4.24%
Marine Transportation	0.49%
Media	0.91%
Metals & Mining	5.69%
Multi-Utilities	0.92%
Office REITs	0.01%
Oil, Gas & Consumable Fuels	7.35%
Paper & Forest Products	0.57%
Passenger Airlines	0.31%
Personal Care Products	0.89%
Pharmaceuticals	4.20%
Professional Services	1.84%
Real Estate Management & Development	1.86%
Semiconductors & Semiconductor Equipment	2.51%
Software	1.03%
Specialty Retail	1.58%
Technology Hardware, Storage & Peripherals	0.41%
Textiles, Apparel & Luxury Goods	2.34%
Tobacco	0.45%
Trading Companies & Distributors	2.22%
Transportation Infrastructure	0.46%
Water Utilities	0.09%
Wireless Telecommunication Services	0.77%
Total	99.23%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Shell PLC ADR	0.93%
Nestle SA	0.92%
TotalEnergies SE	0.90%
Novo Nordisk AS Class B	0.78%
LVMH Moet Hennessy Louis Vuitton SE	0.78%
ASML Holding NV	0.62%
Roche Holding AG	0.61%
Deutsche Telekom AG	0.46%
Sony Group Corp.	0.45%
Royal Bank of Canada	0.45%
Total	6.90%

ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.71%
Australia–6.27%
29Metals Ltd.	30,733	$ 17,441
†A2B Australia Ltd.	7,280	7,202
Accent Group Ltd.	23,197	25,979
Adairs Ltd.	14,923	15,781
Adbri Ltd.	25,861	41,326
AGL Energy Ltd.	22,177	160,168
†Ainsworth Game Technology Ltd.	6,705	4,690
†Alkane Resources Ltd.	24,815	11,754
†Alliance Aviation Services Ltd.	9,515	18,255
†Allkem Ltd.	14,245	153,191
ALS Ltd.	19,130	142,942
Altium Ltd.	3,169	78,477
Alumina Ltd.	122,405	113,530
Alumina Ltd. ADR	1,700	6,222
†AMA Group Ltd.	41,131	2,754
AMP Ltd.	271,448	205,127
Ampol Ltd.	13,830	276,274
Ansell Ltd.	9,386	167,735
ANZ Group Holdings Ltd.	40,571	642,230
APA Group	20,563	133,042
†Appen Ltd.	4,956	7,954
ARB Corp. Ltd.	3,827	73,421
Ardent Leisure Group Ltd.	56,288	16,905
Aristocrat Leisure Ltd.	12,567	325,144
ARN Media Ltd.	22,200	15,528
ASX Ltd.	1,992	83,829
Atlas Arteria Ltd.	31,273	129,876
AUB Group Ltd.	4,579	90,062
†Aurelia Metals Ltd.	90,985	5,705
Aurizon Holdings Ltd.	113,427	296,748
Austal Ltd.	23,948	37,917
†Australian Agricultural Co. Ltd.	17,102	16,655
Australian Ethical Investment Ltd.	7,408	16,621
Auswide Bank Ltd.	2,552	9,163
Baby Bunting Group Ltd.	5,130	4,718
Bank of Queensland Ltd.	39,968	146,477
Bapcor Ltd.	29,215	116,137
Beach Energy Ltd.	151,652	136,729
Bega Cheese Ltd.	21,396	40,764
Bell Financial Group Ltd.	20,472	12,819
Bendigo & Adelaide Bank Ltd.	36,945	211,637
BHP Group Ltd.	53,983	1,621,058
BHP Group Ltd. ADR	32,090	1,914,810
Blackmores Ltd.	687	43,286
BlueScope Steel Ltd.	32,639	449,205
†Boral Ltd.	24,103	64,931
†Boss Energy Ltd.	5,216	10,864
Brambles Ltd.	39,140	376,353
Bravura Solutions Ltd.	17,986	5,643
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Breville Group Ltd.	4,589	$ 61,340
Brickworks Ltd.	6,412	114,168
=†BWX Ltd.	3,186	424
Capitol Health Ltd.	68,459	12,313
†Capricorn Metals Ltd.	9,310	25,286
Carsales.com Ltd.	9,360	149,681
Cedar Woods Properties Ltd.	3,769	12,629
Challenger Ltd.	36,923	159,864
Champion Iron Ltd.	23,585	95,997
†City Chic Collective Ltd.	7,495	1,914
Cleanaway Waste Management Ltd.	101,049	174,813
Clinuvel Pharmaceuticals Ltd.	1,998	23,926
Cochlear Ltd.	1,001	153,361
Codan Ltd.	8,979	48,289
†Cogstate Ltd.	4,311	4,738
Coles Group Ltd.	25,194	309,354
Collins Foods Ltd.	10,696	70,345
Commonwealth Bank of Australia	16,292	1,090,697
Computershare Ltd.	12,854	200,600
†Cooper Energy Ltd.	131,415	13,148
Corporate Travel Management Ltd.	6,019	72,275
Costa Group Holdings Ltd.	33,732	61,385
CSL Ltd.	2,106	389,987
CSR Ltd.	42,583	147,697
Data#3 Ltd.	9,337	44,909
†De Grey Mining Ltd.	23,671	21,450
Dicker Data Ltd.	4,196	23,012
Domain Holdings Australia Ltd.	13,033	33,215
Domino's Pizza Enterprises Ltd.	2,596	80,702
Downer EDI Ltd.	54,415	149,401
Eagers Automotive Ltd.	9,563	86,503
Elanor Investor Group	7,930	8,584
Elders Ltd.	10,004	43,950
†Electro Optic Systems Holdings Ltd.	7,789	3,983
Emeco Holdings Ltd.	23,831	10,337
Endeavour Group Ltd.	28,996	122,035
=†Energy World Corp. Ltd.	57,823	1,001
Enero Group Ltd.	5,128	4,987
EQT Holdings Ltd.	1,701	29,387
Estia Health Ltd.	23,316	46,048
Euroz Hartleys Group Ltd.	6,205	4,505
Evolution Mining Ltd.	89,510	194,880
EVT Ltd.	9,381	73,590
†FleetPartners Group Ltd.	23,440	40,408
†Fleetwood Ltd.	8,185	12,268
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Flight Centre Travel Group Ltd.	4,175	$ 53,223
Fortescue Metals Group Ltd.	40,394	599,395
G8 Education Ltd.	76,969	53,510
Gold Road Resources Ltd.	52,661	52,758
GR Engineering Services Ltd.	8,627	12,321
GrainCorp Ltd. Class A	19,403	101,512
Grange Resources Ltd.	19,800	7,092
GUD Holdings Ltd.	9,790	57,817
GWA Group Ltd.	14,929	17,404
Hansen Technologies Ltd.	12,748	44,056
Harvey Norman Holdings Ltd.	43,731	101,716
Healius Ltd.	45,358	96,590
Helia Group Ltd.	31,524	72,746
HUB24 Ltd.	2,110	36,072
IDP Education Ltd.	5,313	78,679
IGO Ltd.	11,365	116,000
Iluka Resources Ltd.	26,111	194,424
Imdex Ltd.	44,759	56,572
†Immutep Ltd. ADR	4,950	10,445
Incitec Pivot Ltd.	128,004	234,229
Infomedia Ltd.	19,919	21,252
Inghams Group Ltd.	35,938	62,926
Insignia Financial Ltd.	52,963	99,941
Insurance Australia Group Ltd.	46,970	178,621
Integral Diagnostics Ltd.	13,026	28,461
†Integrated Research Ltd.	6,964	1,792
InvoCare Ltd.	6,557	55,203
IPH Ltd.	9,960	52,228
IRESS Ltd.	12,236	83,997
IVE Group Ltd.	13,275	20,377
JB Hi-Fi Ltd.	7,657	224,095
Johns Lyng Group Ltd.	9,443	33,618
Jupiter Mines Ltd.	61,368	7,972
†Karoon Energy Ltd.	28,618	37,729
Kelsian Group Ltd.	10,962	53,267
†Kogan.com Ltd.	2,826	9,182
Lendlease Corp. Ltd.	18,335	95,130
Lifestyle Communities Ltd.	4,358	45,722
Link Administration Holdings Ltd.	43,066	48,066
Lottery Corp. Ltd.	52,826	181,101
Lovisa Holdings Ltd.	4,119	53,310
Lycopodium Ltd.	1,603	11,298
†Lynas Rare Earths Ltd.	26,388	121,257
MA Financial Group Ltd.	1,772	6,028
Macmahon Holdings Ltd.	102,720	10,578
Macquarie Group Ltd.	3,463	412,055
Magellan Financial Group Ltd.	8,701	55,435
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Mayne Pharma Group Ltd.	10,321	$ 30,363
McMillan Shakespeare Ltd.	6,278	75,720
McPherson's Ltd.	9,847	2,584
Medibank Pvt Ltd.	96,793	227,364
†Mesoblast Ltd.	26,848	20,501
†Metals X Ltd.	32,061	6,122
Metcash Ltd.	63,697	159,898
Michael Hill International Ltd.	14,556	8,678
Mineral Resources Ltd.	6,322	302,778
†MMA Offshore Ltd.	44,718	34,330
Monadelphous Group Ltd.	7,774	60,817
Monash IVF Group Ltd.	25,246	19,292
†Mount Gibson Iron Ltd.	40,070	11,643
Myer Holdings Ltd.	88,520	34,961
MyState Ltd.	7,174	15,173
†Nanosonics Ltd.	3,177	10,105
National Australia Bank Ltd.	47,300	831,906
Netwealth Group Ltd.	8,892	82,566
New Hope Corp. Ltd.	36,510	118,274
Newcrest Mining Ltd.	24,757	441,550
†NEXTDC Ltd.	12,299	103,715
NIB Holdings Ltd.	30,812	173,772
Nick Scali Ltd.	4,073	24,828
Nickel Industries Ltd.	59,350	35,322
Nine Entertainment Co. Holdings Ltd.	114,713	150,915
Northern Star Resources Ltd.	37,265	303,593
†Novonix Ltd.	3,323	2,199
NRW Holdings Ltd.	46,732	78,969
Nufarm Ltd.	33,137	112,833
Objective Corp. Ltd.	662	6,082
†OFX Group Ltd.	15,689	20,714
OM Holdings Ltd.	23,197	7,804
†Omni Bridgeway Ltd.	13,858	24,203
oOh!media Ltd.	48,209	38,019
Orica Ltd.	22,486	222,763
Origin Energy Ltd.	42,203	237,204
Orora Ltd.	57,100	125,452
Pact Group Holdings Ltd.	10,178	4,486
†Paladin Energy Ltd.	39,488	19,421
Peet Ltd.	38,309	31,517
PeopleIN Ltd.	6,278	9,837
†Perenti Ltd.	58,945	40,394
Perpetual Ltd.	6,333	109,517
Perseus Mining Ltd.	114,449	127,139
†PEXA Group Ltd.	6,267	57,039
Pilbara Minerals Ltd.	60,817	199,885
Pinnacle Investment Management Group Ltd.	830	5,579

LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Platinum Asset Management Ltd.	34,940	$ 40,622
†PointsBet Holdings Ltd.	17,900	21,610
Praemium Ltd.	19,514	8,828
Premier Investments Ltd.	5,944	80,645
Pro Medicus Ltd.	2,911	128,115
Propel Funeral Partners Ltd.	3,978	11,120
PWR Holdings Ltd.	7,683	44,515
†Qantas Airways Ltd.	16,133	66,857
QBE Insurance Group Ltd.	18,984	198,209
Qube Holdings Ltd.	74,773	142,514
Ramelius Resources Ltd.	61,239	52,072
Ramsay Health Care Ltd.	3,891	146,186
REA Group Ltd.	988	94,910
†Red 5 Ltd.	51,161	6,556
†Redbubble Ltd.	8,524	2,108
Reece Ltd.	2,575	32,078
Regis Healthcare Ltd.	6,738	9,965
†Regis Resources Ltd.	71,547	88,204
†Reject Shop Ltd.	2,536	7,687
Reliance Worldwide Corp. Ltd.	48,221	132,587
†Resolute Mining Ltd.	141,363	37,166
†Retail Food Group Ltd.	205,945	7,847
Ridley Corp. Ltd.	36,736	48,968
Rio Tinto Ltd.	11,592	887,712
†Sandfire Resources Ltd.	34,866	138,449
Santos Ltd.	135,174	676,341
SEEK Ltd.	4,023	58,770
Select Harvests Ltd.	8,721	24,137
Servcorp Ltd.	2,368	4,732
Service Stream Ltd.	54,665	29,496
Seven Group Holdings Ltd.	4,272	70,452
†Seven West Media Ltd.	80,912	20,315
SG Fleet Group Ltd.	12,991	19,904
†Sierra Rutile Holdings Ltd.	26,111	4,375
Sigma Healthcare Ltd.	103,330	57,964
†Silver Lake Resources Ltd.	76,609	49,952
Sims Ltd.	13,898	146,612
SmartGroup Corp. Ltd.	4,615	24,451
Sonic Healthcare Ltd.	21,502	511,353
South32 Ltd.	222,969	561,346
Southern Cross Media Group Ltd.	16,431	9,471
SRG Global Ltd.	41,671	20,871
†St Barbara Ltd.	62,703	20,367
†Star Entertainment Group Ltd.	124,077	95,849
Steadfast Group Ltd.	29,105	116,655
Suncorp Group Ltd.	30,214	271,479
Sunland Group Ltd.	6,027	5,400
Super Retail Group Ltd.	14,826	113,438
†Superloop Ltd.	24,939	9,636
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Symbio Holdings Ltd.	2,506	$ 3,374
†Syrah Resources Ltd.	40,146	24,402
Tabcorp Holdings Ltd.	185,750	137,781
Technology One Ltd.	17,900	187,703
Telstra Corp. Ltd.	79,302	227,494
†Temple & Webster Group Ltd.	2,541	10,036
=Ten Sixty Four Ltd.	34,142	9,780
Terracom Ltd.	17,167	4,818
TPG Telecom Ltd.	17,504	56,954
Transurban Group	24,939	237,453
Treasury Wine Estates Ltd.	8,081	60,601
†Tuas Ltd.	11,966	16,738
†Tyro Payments Ltd.	4,134	3,159
†United Malt Group Ltd.	20,933	61,559
Viva Energy Group Ltd.	60,349	121,279
†Webjet Ltd.	10,586	48,932
Wesfarmers Ltd.	15,566	513,200
†West African Resources Ltd.	66,776	39,012
†Westgold Resources Ltd.	30,764	29,856
Westpac Banking Corp.	47,517	676,576
Whitehaven Coal Ltd.	73,441	329,225
WiseTech Global Ltd.	1,312	70,373
Woodside Energy Group Ltd.	52,386	1,212,361
Woolworths Group Ltd.	17,825	472,295
Worley Ltd.	9,542	100,757
Yancoal Australia Ltd.	10,371	31,715
		31,755,822
Austria–0.56%
Agrana Beteiligungs AG	1,444	27,338
ANDRITZ AG	4,969	277,120
AT&S Austria Technologie & Systemtechnik AG	2,359	84,754
†BAWAG Group AG	4,700	216,680
CA Immobilien Anlagen	2,270	65,827
†DO & Co. AG	520	71,051
Erste Group Bank AG	11,496	403,255
†Lenzing AG	820	40,179
Mayr Melnhof Karton AG	482	70,664
Oesterreichische Post AG	2,883	102,935
OMV AG	10,003	424,749
Palfinger AG	713	21,703
POLYTEC Holding AG	1,389	7,154
Porr Ag	1,155	16,334
†Raiffeisen Bank International AG	10,645	168,924
†Rosenbauer International AG	188	6,236
Schoeller-Bleckmann Oilfield Equipment AG	676	39,155
Semperit AG Holding	457	10,422

LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
†Telekom Austria AG	13,878	$ 102,674
UBM Development AG	240	6,862
UNIQA Insurance Group AG	6,159	49,416
Verbund AG	428	34,337
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	81,600
Voestalpine AG	9,005	323,606
Wienerberger AG	5,936	181,705
Zumtobel Group AG	1,947	15,701
		2,850,381
Belgium–1.17%
Ackermans & van Haaren NV	1,881	309,701
Ageas SA	11,022	446,823
†AGFA-Gevaert NV	14,619	35,917
Anheuser-Busch InBev SA	13,979	792,294
Anheuser-Busch InBev SA ADR	1,200	68,064
Atenor	168	4,803
Azelis Group NV	442	10,085
Barco NV	1,187	29,613
Bekaert SA	3,277	148,522
Bpost SA	6,706	29,463
Cie d'Entreprises CFE	740	7,477
Deceuninck NV	7,755	19,311
†Deme Group NV	740	101,105
D'ieteren Group	440	77,873
Econocom Group SA	6,908	20,006
Elia Group SA	1,268	161,104
Etablissements Franz Colruyt NV	4,595	171,369
Euronav NV	10,789	163,847
EVS Broadcast Equipment SA	1,163	27,162
Exmar NV	2,088	24,318
Fagron	5,252	88,433
†Greenyard NV	1,186	8,488
Immobel SA	390	14,820
Ion Beam Applications	2,113	35,231
Jensen-Group NV	278	9,343
KBC Group NV	14,248	994,522
Kinepolis Group NV	664	29,905
Lotus Bakeries NV	34	269,963
Melexis NV	1,621	159,179
†Ontex Group NV	5,670	42,622
†Orange Belgium SA	1,748	26,466
Proximus SADP	10,015	74,684
Recticel SA	4,441	52,875
Sipef NV	408	25,243
Solvay SA	6,621	740,360
Telenet Group Holding NV	1,893	42,657
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Tessenderlo Group SA	1,773	$ 58,085
UCB SA	1,784	158,167
Umicore SA	11,683	326,648
Van de Velde NV	509	18,345
VGP NV	785	76,802
What's Cooking BV	50	4,365
†X-Fab Silicon Foundries SE	4,109	44,514
		5,950,574
Britain–0.04%
Hargreaves Services PLC	2,415	12,197
Travis Perkins PLC	16,821	174,213
Wickes Group PLC	16,234	25,256
		211,666
Canada–10.65%
†5N Plus, Inc.	6,300	15,503
Absolute Software Corp.	1,400	16,021
Acadian Timber Corp.	800	10,157
†Advantage Energy Ltd.	16,293	106,386
Aecon Group, Inc.	5,100	47,622
Ag Growth International, Inc.	900	34,424
AGF Management Ltd. Class B	5,000	29,666
Agnico Eagle Mines Ltd.	16,776	838,193
†Aimia, Inc.	2,700	6,726
†Air Canada	6,130	115,636
AirBoss of America Corp.	1,300	6,722
Alamos Gold, Inc. Class A	30,031	357,845
Algoma Central Corp.	1,600	18,298
Algonquin Power & Utilities Corp.	18,794	155,280
Alimentation Couche-Tard, Inc.	13,900	712,759
AltaGas Ltd.	18,934	340,162
Altius Minerals Corp.	3,600	59,513
Altus Group Ltd.	796	26,396
Amerigo Resources Ltd.	14,300	16,624
Andlauer Healthcare Group, Inc.	1,200	40,309
Andrew Peller Ltd. Class A	1,500	4,642
ARC Resources Ltd.	49,641	662,130
†Argonaut Gold, Inc.	16,363	6,546
†Aritzia, Inc.	7,100	197,122
Atco Ltd. Class I	4,200	125,041
†Athabasca Oil Corp.	26,708	57,861
†ATS Corp.	3,100	142,627
†Aurora Cannabis, Inc.	9,319	4,981
†AutoCanada, Inc.	1,479	21,458
B2Gold Corp.	101,560	361,852
Badger Infrastructure Solution	2,900	58,887

LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Ballard Power Systems, Inc.	7,858	$ 34,261
Bank of Montreal	13,212	1,193,176
Bank of Nova Scotia	22,691	1,135,444
Barrick Gold Corp.	25,292	428,194
†Bausch Health Cos., Inc.	12,040	96,320
†Baytex Energy Corp.	49,005	159,805
BCE, Inc.	1,830	83,431
Birchcliff Energy Ltd.	24,553	145,307
Bird Construction, Inc.	3,322	21,165
Black Diamond Group Ltd.	2,500	11,417
†BlackBerry Ltd.	9,500	52,560
BMTC Group, Inc.	600	7,247
†Bombardier, Inc. Class B	4,408	217,314
†Bonterra Energy Corp.	2,713	11,448
Boralex, Inc. Class A	3,066	83,480
Boyd Group Services, Inc.	1,101	210,061
†Bragg Gaming Group, Inc.	1,500	4,631
Brookfield Asset Management Ltd. Class A	1,927	62,878
Brookfield Corp.	14,425	485,401
Brookfield Infrastructure Corp. Class A	4,303	196,221
BRP, Inc.	1,741	147,190
†CAE, Inc.	7,224	161,674
†Calfrac Well Services Ltd.	2,200	6,377
Calian Group Ltd.	600	27,868
Cameco Corp.	3,563	111,629
Canaccord Genuity Group, Inc.	8,726	55,001
Canacol Energy Ltd.	2,620	20,826
†Canada Goose Holdings, Inc.	3,868	68,850
Canadian Imperial Bank of Commerce	19,536	833,891
Canadian National Railway Co.	6,016	728,357
Canadian Natural Resources Ltd.	27,566	1,550,848
Canadian Pacific Kansas City Ltd.	3,156	254,910
Canadian Tire Corp. Ltd. Class A	3,908	534,302
Canadian Utilities Ltd. Class A	3,945	102,172
Canadian Western Bank	6,945	129,595
†Canfor Corp.	6,500	116,679
†Canfor Pulp Products, Inc.	2,900	4,466
†Canopy Growth Corp.	2,387	926
Capital Power Corp.	5,188	164,872
†Capstone Copper Corp.	27,443	124,501
Cardinal Energy Ltd.	13,600	67,551
Cascades, Inc.	8,787	77,539
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
CCL Industries, Inc. Class B	5,078	$ 249,616
†Celestica, Inc.	10,108	146,566
Cenovus Energy, Inc.	37,211	631,916
Centerra Gold, Inc.	16,227	97,258
CES Energy Solutions Corp.	18,401	36,392
†CGI, Inc.	5,459	575,587
China Gold International Resources Corp. Ltd.	14,900	56,350
CI Financial Corp.	16,000	181,649
Cogeco Communications, Inc.	1,566	83,563
Cogeco, Inc.	600	25,304
Colliers International Group, Inc.	1,475	144,830
Computer Modelling Group Ltd.	8,100	40,722
Constellation Software, Inc.	300	621,572
Converge Technology Solutions Corp.	4,800	11,595
Corby Spirit & Wine Ltd.	700	7,503
Corus Entertainment, Inc. Class B	19,156	18,943
Crescent Point Energy Corp.	55,030	370,488
†Crew Energy, Inc.	5,725	23,509
†Cronos Group, Inc.	19,611	38,634
Definity Financial Corp.	589	15,628
†Denison Mines Corp.	25,260	31,652
†Descartes Systems Group, Inc.	700	56,077
Dexterra Group, Inc.	2,620	11,352
Dollarama, Inc.	6,416	434,530
Doman Building Materials Group Ltd.	6,028	29,804
†Dorel Industries, Inc. Class B	1,100	3,811
DREAM Unlimited Corp. Class A	2,819	43,900
Dundee Precious Metals, Inc.	10,800	71,334
Dynacor Group, Inc.	4,700	10,856
E-L Financial Corp. Ltd.	139	97,208
†Eldorado Gold Corp.	16,921	171,029
Emera, Inc.	4,709	193,941
Empire Co. Ltd. Class A	12,607	358,106
Enbridge, Inc.	16,463	611,756
Enerflex Ltd.	7,900	53,790
Enerplus Corp.	21,688	313,825
Enghouse Systems Ltd.	3,200	77,757
†Ensign Energy Services, Inc.	13,872	19,791

LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
EQB, Inc.	2,312	$ 122,166
†Equinox Gold Corp.	22,920	104,992
†ERO Copper Corp.	3,262	65,991
Evertz Technologies Ltd.	1,800	18,683
Exchange Income Corp.	1,608	63,616
Exco Technologies Ltd.	2,400	14,457
Extendicare, Inc.	8,400	45,210
Fairfax Financial Holdings Ltd.	792	593,239
Fiera Capital Corp.	3,700	18,043
Finning International, Inc.	11,000	338,366
First Majestic Silver Corp.	8,788	49,652
First Quantum Minerals Ltd.	22,779	538,890
FirstService Corp.	1,597	245,990
Fortis, Inc.	7,261	312,890
†Fortuna Silver Mines, Inc.	14,658	47,689
Franco-Nevada Corp.	1,482	211,333
†Frontera Energy Corp.	5,800	48,204
†Galiano Gold, Inc.	4,900	2,959
†GDI Integrated Facility Services, Inc.	1,200	37,791
George Weston Ltd.	2,607	308,215
GFL Environmental, Inc.	2,680	103,984
Gibson Energy, Inc.	11,272	177,238
Gildan Activewear, Inc.	9,982	321,820
†GoldMoney, Inc.	1,280	8,667
Great-West Lifeco, Inc.	6,395	185,707
Hammond Power Solutions, Inc.	1,600	59,314
Headwater Exploration, Inc.	14,654	70,242
†Heroux-Devtek, Inc.	2,187	25,324
High Liner Foods, Inc.	2,452	25,746
HLS Therapeutics, Inc.	2,317	10,074
Home Capital Group, Inc.	4,312	140,321
Hudbay Minerals, Inc.	26,035	124,847
Hydro One Ltd.	4,900	140,000
iA Financial Corp., Inc.	7,323	498,887
†IAMGOLD Corp.	34,000	90,020
IGM Financial, Inc.	4,694	142,902
†Imperial Metals Corp.	3,600	5,027
Imperial Oil Ltd.	6,618	338,580
Information Services Corp.	1,000	15,995
Innergex Renewable Energy, Inc.	6,057	56,421
InPlay Oil Corp.	5,700	10,628
Intact Financial Corp.	4,280	660,827
†Interfor Corp.	6,355	119,832
†International Petroleum Corp.	8,726	71,457
Jamieson Wellness, Inc.	1,000	22,653
†Journey Energy, Inc.	3,866	15,963
†K92 Mining, Inc.	6,500	28,213
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Karora Resources, Inc.	8,800	$ 26,903
K-Bro Linen, Inc.	800	18,914
†Kelt Exploration Ltd.	13,500	56,965
Keyera Corp.	10,894	251,226
†Kinaxis, Inc.	600	85,737
Kinross Gold Corp.	107,332	512,050
Lassonde Industries, Inc. Class A	400	31,571
Laurentian Bank of Canada	3,587	89,516
Leon's Furniture Ltd.	2,194	36,353
†Lightspeed Commerce, Inc.	7,902	133,702
Linamar Corp.	4,176	219,463
Loblaw Cos. Ltd.	4,588	420,028
†Lucara Diamond Corp.	28,465	9,884
†Lumine Group, Inc.	900	12,344
Lundin Gold, Inc.	4,100	49,055
Lundin Mining Corp.	50,809	398,111
Magellan Aerospace Corp.	1,000	6,296
Magna International, Inc.	15,021	847,785
†Mainstreet Equity Corp.	200	20,042
†Major Drilling Group International, Inc.	6,566	45,302
†Mandalay Resources Corp.	5,200	6,948
Manulife Financial Corp.	32,827	620,552
Maple Leaf Foods, Inc.	6,022	117,644
Martinrea International, Inc.	9,900	99,019
Medical Facilities	2,900	18,148
†MEG Energy Corp.	28,038	444,460
Methanex Corp.	4,115	170,228
Metro, Inc.	5,671	320,290
Morguard Corp.	186	14,321
†Mountain Province Diamonds, Inc.	4,500	1,580
MTY Food Group, Inc.	600	27,442
Mullen Group Ltd.	8,500	97,400
National Bank of Canada	15,925	1,186,486
Neo Performance Materials, Inc.	900	5,571
†New Gold, Inc.	59,077	64,217
NFI Group, Inc.	5,000	43,102
North American Construction Group Ltd.	2,400	45,919
North West Co., Inc.	3,800	90,070
Northland Power, Inc.	12,985	270,825
Nutrien Ltd.	18,969	1,120,117
†Nuvei Corp.	1,300	38,428
†NuVista Energy Ltd.	10,300	82,571
†Obsidian Energy Ltd.	2,900	16,907
OceanaGold Corp.	50,766	100,018
Open Text Corp.	7,532	312,955
†Organigram Holdings, Inc.	5,865	2,287

LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Osisko Gold Royalties Ltd.	12,548	$ 192,859
Pan American Silver Corp.	23,777	346,455
Paramount Resources Ltd. Class A	5,950	129,353
Parex Resources, Inc.	11,160	223,748
Park Lawn Corp.	1,419	26,061
Parkland Corp.	11,221	279,519
Pason Systems, Inc.	5,362	46,506
Pembina Pipeline Corp.	20,553	646,186
†Petrus Resources Ltd.	1,100	1,320
Peyto Exploration & Development Corp.	14,495	119,921
PHX Energy Services Corp.	3,310	15,141
†Pieridae Energy Ltd.	11,200	4,734
Pine Cliff Energy Ltd.	9,500	10,255
Pipestone Energy Corp.	7,479	12,816
Pizza Pizza Royalty Corp.	900	10,062
Polaris Renewable Energy, Inc.	1,700	18,286
Pollard Banknote Ltd.	800	15,580
†Precision Drilling Corp.	1,455	70,978
Premium Brands Holdings Corp.	2,047	161,519
Pulse Seismic, Inc.	4,700	5,996
Quarterhill, Inc.	21,100	23,493
Quebecor, Inc. Class B	8,600	211,957
RB Global, Inc.	4,000	240,000
†Real Matters, Inc.	5,000	22,872
Restaurant Brands International, Inc.	6,337	491,247
†RF Capital Group, Inc.	445	3,171
Richelieu Hardware Ltd.	3,600	113,863
Rogers Communications, Inc. Class B	10,349	472,296
Rogers Sugar, Inc.	8,922	38,860
Royal Bank of Canada	32,283	3,083,304
Russel Metals, Inc.	6,029	167,023
Saputo, Inc.	2,276	50,992
Savaria Corp.	900	11,481
Secure Energy Services, Inc.	15,950	76,334
†ShawCor Ltd.	7,434	107,519
†Shopify, Inc. Class A	1,600	103,391
Sienna Senior Living, Inc.	3,200	27,827
Sleep Country Canada Holdings, Inc.	2,800	60,682
SNC-Lavalin Group, Inc.	9,870	258,904
Spin Master Corp.	2,381	62,996
Sprott, Inc.	455	14,742
SSR Mining, Inc.	18,197	258,083
Stantec, Inc.	4,440	289,753
Stelco Holdings, Inc.	2,870	93,634
Stella-Jones, Inc.	5,046	259,851
StorageVault Canada, Inc.	4,500	19,872
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Sun Life Financial, Inc.	7,902	$ 411,852
Suncor Energy, Inc.	48,896	1,433,631
†SunOpta, Inc.	4,163	27,850
Superior Plus Corp.	5,757	41,241
Tamarack Valley Energy Ltd.	31,060	75,261
†Taseko Mines Ltd.	18,300	26,246
TC Energy Corp.	9,738	393,513
Teck Resources Ltd. Class B	33,311	1,402,107
†TeraGo, Inc.	1,800	2,772
TerraVest Industries, Inc.	900	19,702
TFI International, Inc.	2,657	302,723
Thomson Reuters Corp.	286	38,502
Tidewater Midstream & Infrastructure Ltd.	18,184	12,834
TMX Group Ltd.	6,545	147,278
†Torex Gold Resources, Inc.	6,800	96,604
Toromont Industries Ltd.	3,600	295,745
Toronto-Dominion Bank	22,664	1,405,297
Total Energy Services, Inc.	3,299	21,890
Tourmaline Oil Corp.	14,378	677,467
TransAlta Corp.	22,240	208,171
TransAlta Renewables, Inc.	4,264	36,629
Transcontinental, Inc. Class A	7,600	84,103
Trican Well Service Ltd.	12,870	34,294
Tricon Residential, Inc.	11,916	105,046
†Trisura Group Ltd.	1,300	36,868
†Uni-Select, Inc.	3,100	110,100
Vermilion Energy, Inc.	14,557	181,314
VersaBank	900	6,794
Wajax Corp.	2,500	47,065
†Wesdome Gold Mines Ltd.	10,300	53,648
West Fraser Timber Co. Ltd.	5,987	514,425
Western Forest Products, Inc.	34,200	26,849
Westshore Terminals Investment Corp.	2,878	67,868
Wheaton Precious Metals Corp.	3,160	136,575
Whitecap Resources, Inc.	58,329	408,160
†WildBrain Ltd.	9,347	11,219
Winpak Ltd.	2,095	65,171
WSP Global, Inc.	2,754	363,846
Yellow Pages Ltd.	1,613	15,183
		53,990,420
Chile–0.03%
Antofagasta PLC	7,663	142,505
		142,505

LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.05%
†AustAsia Group Ltd.	8,360	$ 3,265
Belimo Holding AG	410	204,923
†Fosun Tourism Group	18,600	17,581
†KRP Development Holdings Ltd.	13,000	1,891
		227,660
Colombia–0.00%
†Gran Tierra Energy, Inc.	3,367	16,470
		16,470
Denmark–2.63%
†ALK-Abello AS	6,260	68,398
Alm Brand AS	63,402	99,314
†Ambu AS Class B	7,387	121,098
AP Moller - Maersk AS Class A	52	90,672
AP Moller - Maersk AS Class B	66	116,044
†Bang & Olufsen AS	8,549	13,247
†Bavarian Nordic AS	5,084	144,825
†Better Collective AS	1,369	28,306
†Brodrene Hartmann AS	211	8,627
†Cadeler AS	5,873	24,568
Carlsberg AS Class B	3,065	490,802
cBrain AS	389	8,857
†Chemometec AS	653	44,688
Chr Hansen Holding AS	5,225	363,234
Coloplast AS Class B	3,245	406,067
Columbus AS	4,653	4,487
D/S Norden AS	2,354	117,542
†Danske Bank AS	15,418	375,527
†Demant AS	4,628	195,889
Dfds AS	2,990	108,945
DSV AS	3,505	736,195
FLSmidth & Co. AS	3,466	167,907
†Genmab AS	935	354,325
†GN Store Nord AS	5,520	138,047
H Lundbeck AS	24,445	116,368
H Lundbeck AS Class A	3,565	15,855
†H+H International AS Class B	1,148	13,753
ISS AS	12,503	264,495
Jeudan AS	571	21,506
†Jyske Bank AS	4,346	330,611
Matas AS	3,162	46,618
†Netcompany Group AS	1,727	71,547
†Nilfisk Holding AS	1,443	26,588
†NKT AS	4,788	290,504
†NNIT AS	488	5,685
Novo Nordisk AS ADR	2,700	436,941
Novo Nordisk AS Class B	24,610	3,975,492
Novozymes AS Class B	6,665	310,983
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†NTG Nordic Transport Group AS Class A	319	$ 20,182
Orsted AS	1,635	155,002
Pandora AS	6,883	615,214
Per Aarsleff Holding AS	1,112	54,675
Ringkjoebing Landbobank AS	2,305	330,415
ROCKWOOL AS Class A	423	108,887
ROCKWOOL AS Class B	551	142,492
Royal Unibrew AS	3,551	317,862
†RTX AS	299	4,732
Scandinavian Tobacco Group AS Class A	5,273	87,831
Schouw & Co. AS	848	67,025
SimCorp AS	2,948	312,318
Solar AS Class B	701	51,887
SP Group AS	170	6,556
Spar Nord Bank AS	6,895	107,909
Sparekassen Sjaelland-Fyn AS	1,222	33,571
Sydbank AS	5,781	267,300
Tivoli AS	204	22,901
Topdanmark AS	3,407	167,480
Tryg AS	11,931	258,378
†Zealand Pharma AS	1,641	58,906
		13,346,080
Faeroe Islands–0.05%
†Vestas Wind Systems AS	9,768	259,705
		259,705
Finland–1.41%
†Afarak Group SE	29,162	14,940
Aktia Bank Oyj	3,682	37,399
Alandsbanken Abp Class B	968	36,019
Alma Media Oyj	1,259	12,692
Anora Group Oyj	1,138	6,111
Aspo Oyj	1,168	8,896
Atria Oyj	742	8,599
Cargotec Oyj Class B	2,034	111,930
Caverion Oyj	2,310	21,501
†Citycon Oyj	5,407	34,365
Elisa Oyj	6,877	367,124
†Enento Group Oyj	540	12,404
†Finnair Oyj	46,789	28,887
Fiskars OYJ Abp	2,492	42,055
Fortum Oyj	11,139	149,068
F-Secure Oyj	11,149	28,454
Gofore Oyj	497	13,547
Harvia Oyj	658	16,581
Huhtamaki Oyj	7,574	248,568
†Incap Oyj	669	7,356
Kemira Oyj	10,616	169,350
Kesko Oyj Class A	6,192	117,692

LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Kesko Oyj Class B	16,144	$ 304,028
Kojamo Oyj	5,368	50,460
Kone Oyj Class B	9,036	472,082
Konecranes Oyj	5,067	204,074
Lassila & Tikanoja Oyj	2,818	30,662
Marimekko Oyj	2,270	22,516
Metsa Board Oyj Class B	13,239	97,669
Metso Oyj	28,366	342,285
†Musti Group Oyj	1,221	23,836
Neste Oyj	4,896	188,512
Nokia Oyj	92,344	386,908
Nokia Oyj ADR	14,459	60,149
Nordea Bank Abp	39,745	432,940
Olvi Oyj Class A	983	31,109
Oriola Oyj Class B	10,932	15,341
Orion Oyj Class A	1,949	82,520
Orion Oyj Class B	6,368	264,279
Outokumpu Oyj	33,170	177,556
Ponsse Oyj	944	32,955
†QT Group Oyj	745	62,115
Raisio Oyj Class V	7,767	17,353
Revenio Group Oyj	982	33,994
Sampo Oyj Class A	8,961	402,460
Sanoma Oyj	5,246	38,002
†Stockmann OYJ Abp Class B	1,585	3,549
Stora Enso Oyj Class R	29,203	338,812
Taaleri Oyj	1,347	13,727
Terveystalo Oyj	6,412	57,829
TietoEVRY Oyj	7,660	211,483
Tokmanni Group Corp.	5,246	68,586
UPM-Kymmene Oyj	16,104	479,848
Uponor Oyj	3,944	123,436
Vaisala Oyj Class A	1,389	63,866
Valmet Oyj	10,544	293,508
Wartsila OYJ Abp	15,057	169,782
†WithSecure Oyj	2,413	3,084
YIT Oyj	11,776	27,409
		7,122,262
France–8.35%
ABC arbitrage	1,320	8,570
Accor SA	7,619	283,514
Aeroports de Paris	416	59,776
†Air France-KLM	42,678	80,409
Air Liquide SA	3,372	604,718
Airbus SE	8,648	1,250,343
AKWEL	593	8,742
ALD SA	10,005	107,133
Alstom SA	14,733	439,791
†Alten SA	1,319	208,012
Amundi SA	2,161	127,669
Arkema SA	4,561	430,086
Assystem SA	625	32,334
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Atos SE	5,977	$ 85,519
Aubay	366	19,020
AXA SA	27,101	800,870
Axway Software SA	477	10,826
†Bastide le Confort Medical	242	7,552
Beneteau SA	3,551	60,062
Bigben Interactive	1,625	9,442
BioMerieux	681	71,503
BNP Paribas SA	16,290	1,027,996
Boiron SA	814	34,819
Bollore SE	33,612	209,613
Bonduelle SCA	1,767	21,423
Bouygues SA	15,835	531,952
Bureau Veritas SA	13,713	376,217
Capgemini SE	5,845	1,106,708
Carrefour SA	28,006	530,734
†Casino Guichard Perrachon SA	2,697	11,988
Catana Group	1,510	11,556
CBo Territoria	2,578	10,071
†Cegedim SA	545	12,727
†CGG SA	51,187	38,847
Chargeurs SA	973	11,770
Cie de Saint-Gobain	18,202	1,108,254
Cie des Alpes	1,197	18,081
Cie Generale des Etablissements Michelin SCA	25,749	761,690
Cie Plastic Omnium SA	4,354	76,581
Clariane SE	5,582	40,598
Coface SA	9,918	136,809
Credit Agricole SA	17,997	213,694
Danone SA	6,240	382,409
Dassault Aviation SA	650	130,228
Dassault Systemes SE	2,963	131,293
Derichebourg SA	9,326	51,890
Edenred	5,232	350,462
Eiffage SA	6,266	654,224
Electricite de Strasbourg SA	55	5,221
†Elior Group SA	8,292	23,746
Elis SA	18,117	352,434
Engie SA	45,378	755,676
Equasens	336	31,083
Eramet SA	660	60,367
EssilorLuxottica SA	2,259	425,980
†Esso SA Francaise	184	10,016
Etablissements Maurel et Prom SA	5,157	21,979
Eurazeo SE	2,356	165,876
†Euroapi SA	433	4,962
Eutelsat Communications SA	19,317	126,023
Exel Industries Class A	95	5,152

LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Fnac Darty SA	1,886	$ 70,613
†Forvia	11,277	266,150
Gaztransport Et Technigaz SA	2,165	220,397
Getlink SE	8,087	137,623
†GL Events	866	18,661
Groupe Crit	390	31,492
Guerbet	783	14,527
Haulotte Group SA	610	2,099
Hermes International	351	762,975
†HEXAOM	195	3,426
†ID Logistics Group	233	68,689
Imerys SA	2,970	115,766
Infotel SA	163	10,245
Interparfums SA	782	55,767
Ipsen SA	2,871	345,600
IPSOS	3,552	197,644
Jacquet Metals SACA	1,315	27,265
†JCDecaux SE	6,129	122,176
Kaufman & Broad SA	1,637	48,410
Kering SA	1,252	691,353
La Francaise des Jeux SAEM	6,007	236,428
Lectra	1,962	58,434
Legrand SA	3,748	371,816
Linedata Services	45	2,720
LISI	720	20,687
LNA Sante SA	494	15,525
L'Oreal SA	2,920	1,362,111
LVMH Moet Hennessy Louis Vuitton SE	4,196	3,956,460
†Maisons du Monde SA	3,382	34,057
Manitou BF SA	943	25,211
Mersen SA	2,002	90,742
Metropole Television SA	2,859	40,500
†Nacon SA	731	1,579
Neoen SA	3,028	95,990
Nexans SA	2,567	222,611
Nexity SA	3,478	70,318
Oeneo SA	52	792
Orange SA	144,289	1,686,226
Pernod Ricard SA	912	201,529
†Prodways Group SA	91	161
Publicis Groupe SA	6,532	524,234
Quadient SA	3,215	66,211
†Rallye SA	1,545	956
Remy Cointreau SA	591	94,868
Renault SA	9,648	407,084
Rexel SA	17,812	440,205
Robertet SA	11	10,011
Rothschild & Co.	3,047	154,774
Rubis SCA	4,691	113,958
Safran SA	4,393	688,426
Samse SACA	6	1,280
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Sanofi	9,974	$ 1,073,759
Sartorius Stedim Biotech	296	73,927
Savencia SA	292	18,544
Schneider Electric SE	3,673	667,298
SCOR SE	14,330	421,266
SEB SA	1,763	182,320
Seche Environnement SA	286	35,328
†SMCP SA	2,424	21,130
Societe BIC SA	1,667	95,553
Societe Generale SA	21,479	558,588
Societe LDC SA	194	24,556
Societe pour l'Informatique Industrielle	665	39,112
Sodexo SA	4,088	450,160
†SOITEC	977	165,284
†Solocal Group	4,175	600
Sopra Steria Group SACA	1,185	236,580
SPIE SA	10,196	329,729
Stef SA	359	42,621
STMicroelectronics NV	1,108	55,389
Synergie SE	615	21,542
†Technicolor Creative Studios SA	8,058	299
Technip Energies NV	10,199	234,945
Teleperformance	2,036	341,547
Television Francaise 1	5,220	35,860
Thales SA	2,069	309,996
Thermador Groupe	504	45,317
Totalenergies EP Gabon	103	20,478
TotalEnergies SE	79,656	4,572,623
TotalEnergies SE ADR	4,971	286,528
Trigano SA	757	108,563
†Ubisoft Entertainment SA	7,366	208,203
Valeo SA	19,292	414,571
†Vallourec SA	7,404	87,648
†Vantiva SA	8,058	1,867
Veolia Environnement SA	11,043	349,571
Verallia SA	5,220	196,074
Vetoquinol SA	184	18,351
Vicat SA	1,860	59,117
Vilmorin & Cie SA	695	47,475
Vinci SA	8,033	933,398
Virbac SA	258	76,220
Vivendi SE	26,554	243,778
†Voltalia SA	2,127	33,843
Wavestone	400	21,876
†Worldline SA	7,104	260,149
		42,315,405
Georgia–0.01%
TBC Bank Group PLC	2,330	73,090
		73,090

LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–6.73%
1&1 AG	3,646	$ 40,126
7C Solarparken AG	8,243	33,598
Adesso SE	209	28,247
adidas AG	3,823	742,152
†Adtran Networks SE	574	12,389
All for One Group SE	186	8,484
Allgeier SE	430	11,852
Allianz SE	5,439	1,266,872
Amadeus Fire AG	434	52,952
Atoss Software AG	302	68,385
Aurubis AG	2,910	249,857
†Auto1 Group SE	1,704	15,829
BASF SE	22,576	1,096,815
Basler AG	591	11,039
Bayer AG	28,679	1,587,527
Bayerische Motoren Werke AG	8,358	1,028,093
BayWa AG	1,470	60,576
Bechtle AG	5,550	220,405
Beiersdorf AG	536	70,979
Bertrandt AG	393	21,013
Bilfinger SE	2,641	102,737
†Borussia Dortmund GmbH & Co. KGaA	4,770	22,728
Brenntag SE	8,227	641,855
CANCOM SE	1,984	60,121
Carl Zeiss Meditec AG	810	87,597
†CECONOMY AG	11,681	29,364
CENIT AG	409	5,757
Cewe Stiftung & Co. KGAA	635	63,221
Commerzbank AG	40,680	450,972
CompuGroup Medical SE & Co. KgaA	1,908	94,002
Continental AG	3,545	267,826
†Covestro AG	13,741	714,981
CropEnergies AG	3,133	34,298
CTS Eventim AG & Co. KGaA	4,665	295,043
Daimler Truck Holding AG	13,682	493,128
†Delivery Hero SE	776	34,237
Dermapharm Holding SE	1,610	79,618
Deutsche Bank AG	56,828	597,828
Deutsche Boerse AG	2,736	505,105
†Deutsche Lufthansa AG	40,384	414,079
Deutsche Post AG	24,956	1,219,406
Deutsche Telekom AG	106,576	2,325,329
Deutsche Telekom AG ADR	3,637	79,468
Deutsche Wohnen SE	773	17,834
DIC Asset AG	2,395	13,298
Draegerwerk AG & Co. KGaA	351	14,411
Duerr AG	2,831	91,684
DWS Group GmbH & Co. KGaA	2,488	76,198
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
E.ON SE	66,096	$ 844,337
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	33,375
EDAG Engineering Group AG	532	6,483
Elmos Semiconductor SE	625	51,343
ElringKlinger AG	2,669	24,048
†Encavis AG	7,098	116,592
Energiekontor AG	647	49,546
EuroEyes International Eye Clinic Ltd. Class C	9,000	5,513
Evonik Industries AG	14,168	269,968
†Evotec SE	2,013	45,346
Fielmann AG	2,159	115,050
†FlatexDEGIRO AG	2,364	23,455
†Fraport AG Frankfurt Airport Services Worldwide	3,183	169,904
Freenet AG	11,715	294,195
Fresenius Medical Care AG & Co. KGaA	10,615	507,303
Fresenius SE & Co. KGaA	14,204	393,973
Fuchs Petrolub SE	2,470	79,177
GEA Group AG	6,358	266,184
Gerresheimer AG	2,472	278,284
Gesco SE	598	16,118
GFT Technologies SE	1,564	44,125
H&R GmbH & Co. KGaA	1,285	7,291
Hamburger Hafen und Logistik AG	2,777	34,414
Hannover Rueck SE	1,053	223,550
Hapag-Lloyd AG	700	142,092
Hawesko Holding SE	179	7,424
Heidelberg Materials AG	6,248	513,827
†Heidelberger Druckmaschinen AG	22,239	34,766
Hella GmbH & Co. KGaA	313	24,632
†HelloFresh SE	7,032	173,920
Henkel AG & Co. KGaA	1,418	99,819
Hensoldt AG	2,441	80,174
HOCHTIEF AG	1,815	157,033
Hornbach Holding AG & Co. KGaA	973	76,756
Hugo Boss AG	5,172	404,251
†Hypoport SE	107	19,553
Indus Holding AG	1,375	38,735
Infineon Technologies AG	19,568	805,854
Init Innovation in Traffic Systems SE	421	13,644
Instone Real Estate Group SE	2,366	14,211
IVU Traffic Technologies AG	706	11,695
Jenoptik AG	3,103	106,605

LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
JOST Werke SE	1,011	$ 54,774
KION Group AG	6,175	248,919
Kloeckner & Co. SE	3,350	35,385
Knorr-Bremse AG	3,300	252,264
†Koenig & Bauer AG	1,264	26,216
Kontron AG	2,163	42,788
Krones AG	723	87,776
KWS Saat SE & Co. KGaA	831	51,093
LANXESS AG	7,396	223,141
†LEG Immobilien SE	2,800	161,557
Leifheit AG	726	15,330
†Manz AG	413	8,587
†Medigene AG	1,735	3,569
†Medios AG	567	9,652
Mercedes-Benz Group AG	27,061	2,178,175
Merck KGaA	821	135,900
†METRO AG	12,252	99,532
MLP SE	5,885	36,619
MTU Aero Engines AG	1,427	370,120
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	831	311,968
†Mutares SE & Co. KGaA	479	13,126
†Nagarro SE	732	63,662
Nemetschek SE	3,062	228,599
New Work SE	230	31,043
Nexus AG	924	56,921
†Nordex SE	4,799	58,363
Norma Group SE	2,359	43,658
OHB SE	563	19,628
Pfeiffer Vacuum Technology AG	280	45,564
PNE AG	4,798	74,136
†ProSiebenSat.1 Media SE	15,422	143,903
PSI Software AG	901	32,339
Puma SE	5,565	335,348
†PVA TePla AG	1,053	21,886
†q.beyond AG	11,002	7,828
Rational AG	241	174,508
Rheinmetall AG	2,854	781,860
RWE AG	12,277	534,986
Salzgitter AG	2,683	97,209
SAP SE	2,496	340,972
Scout24 SE	1,953	123,753
Secunet Security Networks AG	79	18,774
†SGL Carbon SE	5,077	46,804
Siemens AG	6,843	1,140,734
Siemens Healthineers AG	975	55,258
Siltronic AG	1,210	92,579
Sirius Real Estate Ltd.	39,684	43,015
Sixt SE	1,131	135,567
†SMA Solar Technology AG	531	64,950
Software AG	4,123	143,323
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
STRATEC SE	652	$ 45,099
†Stroeer SE & Co. KGaA	2,308	112,129
Suedzucker AG	6,783	120,865
SUESS MicroTec SE	1,510	40,140
Surteco Group SE	396	8,340
Symrise AG	1,256	131,695
Synlab AG	3,751	37,041
†TAG Immobilien AG	9,159	86,613
Takkt AG	2,185	33,189
Talanx AG	2,851	163,677
†TeamViewer SE	11,573	186,017
Technotrans SE	604	17,136
Telefonica Deutschland Holding AG	92,145	259,343
Thyssenkrupp AG	34,721	271,950
United Internet AG	4,267	60,081
†Varta AG	609	12,491
VERBIO Vereinigte BioEnergie AG	2,083	83,857
†Vitesco Technologies Group AG Class A	1,970	162,467
Volkswagen AG	1,307	218,464
Vonovia SE	10,495	204,964
Vossloh AG	732	32,768
Wacker Chemie AG	1,267	174,053
Wacker Neuson SE	2,960	71,804
Washtec AG	765	29,898
†Westwing Group SE	241	2,267
Wuestenrot & Wuerttembergische AG	1,974	33,786
†Zalando SE	3,215	92,718
Zeal Network SE	623	23,458
		34,123,851
Greenland–0.16%
Ferguson PLC	5,075	801,604
		801,604
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–2.04%
AIA Group Ltd.	197,400	2,004,892
Analogue Holdings Ltd.	86,000	14,496
†Apollo Future Mobility Group Ltd.	332,000	6,620
ASMPT Ltd.	23,700	234,145
Bank of East Asia Ltd.	80,321	111,104
†Blue River Holdings Ltd.	170,000	9,546
BOC Aviation Ltd.	2,000	16,210
BOC Hong Kong Holdings Ltd.	58,000	177,673

LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
BOCOM International Holdings Co. Ltd.	59,000	$ 3,140
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	15,800	40,885
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	43,624
†Cathay Pacific Airways Ltd.	100,909	103,394
=†Century City International Holdings Ltd.	124,000	4,510
†China Energy Development Holdings Ltd.	840,000	9,541
Chow Sang Sang Holdings International Ltd.	30,000	33,528
Chow Tai Fook Jewellery Group Ltd.	52,600	94,849
CITIC Telecom International Holdings Ltd.	159,000	60,950
CK Asset Holdings Ltd.	38,280	212,713
CK Hutchison Holdings Ltd.	47,680	291,007
CK Infrastructure Holdings Ltd.	17,000	90,169
CK Life Sciences International Holdings, Inc.	194,000	18,875
CLP Holdings Ltd.	23,500	183,032
†C-Mer Eye Care Holdings Ltd.	18,000	8,710
Convenience Retail Asia Ltd.	48,000	5,146
†Cowell e Holdings, Inc.	22,000	40,814
Crystal International Group Ltd.	46,500	14,332
CSI Properties Ltd.	300,000	5,489
Dah Sing Banking Group Ltd.	44,000	32,835
Dah Sing Financial Holdings Ltd.	13,200	33,063
Eagle Nice International Holdings Ltd.	4,000	2,241
EC Healthcare	28,000	14,923
Emperor International Holdings Ltd.	106,000	6,910
†Esprit Holdings Ltd.	212,000	16,299
ESR Group Ltd.	56,400	97,135
Fairwood Holdings Ltd.	6,000	8,788
Far East Consortium International Ltd.	137,005	32,594
First Pacific Co. Ltd.	172,000	59,631
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Fountain SET Holdings Ltd.	66,000	$ 5,643
FSE Lifestyle Services Ltd.	22,000	16,956
†Fullwealth International Group Holdings Ltd.	40,000	1,682
†Galaxy Entertainment Group Ltd.	4,000	25,483
Giordano International Ltd.	126,000	39,453
=†Gold Fin Holdings	80,000	0
†Goodbaby International Holdings Ltd.	98,000	6,898
Great Eagle Holdings Ltd.	14,722	28,733
Guotai Junan International Holdings Ltd.	312,000	23,599
†Haitong International Securities Group Ltd.	225,350	19,311
Hang Lung Group Ltd.	52,000	78,992
Hang Lung Properties Ltd.	96,000	148,557
Hang Seng Bank Ltd.	8,300	118,322
Hanison Construction Holdings Ltd.	16,639	2,336
Henderson Land Development Co. Ltd.	34,412	102,479
HK Electric Investments & HK Electric Investments Ltd.	84,000	50,315
HKBN Ltd.	69,000	37,210
HKR International Ltd.	50,160	13,373
HKT Trust & HKT Ltd.	244,000	284,107
Hong Kong & China Gas Co. Ltd.	266,362	230,667
Hong Kong Exchanges & Clearing Ltd.	14,743	558,598
Hong Kong Technology Venture Co. Ltd.	17,000	9,701
†Hongkong & Shanghai Hotels Ltd.	43,044	37,949
Hongkong Land Holdings Ltd.	28,600	111,833
Hysan Development Co. Ltd.	27,000	65,983
†IGG, Inc.	68,000	33,790
†IRC Ltd.	298,000	3,512
ITC Properties Group Ltd.	32,819	4,021
Johnson Electric Holdings Ltd.	30,051	38,540
K Wah International Holdings Ltd.	78,000	25,006
Karrie International Holdings Ltd.	52,000	4,911
Kerry Logistics Network Ltd.	43,500	51,439
Kerry Properties Ltd.	41,500	86,336

LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Kowloon Development Co. Ltd.	35,000	$ 36,112
†Lai Sun Development Co. Ltd.	45,450	8,294
†Lai Sun Garment International Ltd.	32,185	5,791
Liu Chong Hing Investment Ltd.	10,000	7,656
L'Occitane International SA	27,750	66,994
Luk Fook Holdings International Ltd.	30,000	77,023
Man Wah Holdings Ltd.	120,400	80,603
†Mandarin Oriental International Ltd.	11,700	19,335
†Melco International Development Ltd.	18,000	16,779
†Melco Resorts & Entertainment Ltd. ADR	600	7,326
†Midland Holdings Ltd.	68,000	6,540
Modern Dental Group Ltd.	35,000	13,533
MTR Corp. Ltd.	15,438	71,070
†NagaCorp Ltd.	71,321	37,693
Nameson Holdings Ltd.	38,000	2,376
New World Development Co. Ltd.	84,769	209,511
=†NewOcean Energy Holdings Ltd.	62,000	55
Nissin Foods Co. Ltd.	36,000	30,845
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	482,000	147,067
†Pacific Century Premium Developments Ltd.	37,368	1,696
Pacific Textiles Holdings Ltd.	82,000	19,187
PC Partner Group Ltd.	28,000	15,471
PCCW Ltd.	313,444	162,605
Perfect Medical Health Management Ltd.	42,000	20,864
Pico Far East Holdings Ltd.	58,000	10,146
Plover Bay Technologies Ltd.	24,000	6,904
Power Assets Holdings Ltd.	23,000	120,738
PRADA SpA	18,300	123,127
Public Financial Holdings Ltd.	24,000	6,358
†Regal Hotels International Holdings Ltd.	18,000	7,580
Regina Miracle International Holdings Ltd.	29,000	10,547
†Samsonite International SA	82,800	234,141
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Shangri-La Asia Ltd.	84,000	$ 64,400
†Shin Hwa World Ltd.	96,000	1,176
†Shun Tak Holdings Ltd.	92,000	14,490
SITC International Holdings Co. Ltd.	109,000	199,598
†SJM Holdings Ltd.	161,250	68,993
SmarTone Telecommunications Holdings Ltd.	33,500	20,716
Soundwill Holdings Ltd.	5,000	4,219
Stella International Holdings Ltd.	36,000	33,997
Sun Hung Kai Properties Ltd.	15,000	189,519
SUNeVision Holdings Ltd.	70,000	35,791
Swire Pacific Ltd. Class A	16,000	122,923
Swire Pacific Ltd. Class B	35,000	44,164
Swire Properties Ltd.	18,400	45,335
Tai Hing Group Holdings Ltd.	62,000	7,219
Tao Heung Holdings Ltd.	2,000	207
Techtronic Industries Co. Ltd.	30,500	333,536
†Television Broadcasts Ltd.	36,000	22,556
Texhong International Group Ltd.	9,500	6,260
Texwinca Holdings Ltd.	36,000	5,479
†Theme International Holdings Ltd.	110,000	12,382
Town Health International Medical Group Ltd.	336,000	13,936
Tradelink Electronic Commerce Ltd.	74,000	8,236
Transport International Holdings Ltd.	14,950	18,920
United Laboratories International Holdings Ltd.	84,000	70,210
Value Partners Group Ltd.	41,000	12,963
Vitasoy International Holdings Ltd.	38,000	47,330
†VPower Group International Holdings Ltd.	11,052	451
VSTECS Holdings Ltd.	60,000	30,941
VTech Holdings Ltd.	12,100	79,466
†Wang On Group Ltd.	1,220,000	6,249
WH Group Ltd.	672,341	358,071
Wharf Real Estate Investment Co. Ltd.	25,000	125,434
Wing Tai Properties Ltd.	16,000	6,744
Xinyi Glass Holdings Ltd.	144,000	225,118
YTO International Express & Supply Chain Technology Ltd.	28,000	5,481

LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	58,500	$ 76,585
†Zensun Enterprises Ltd.	55,000	4,077
†Zhaobangji Properties Holdings Ltd.	112,000	5,074
		10,321,761
Ireland–1.01%
AIB Group PLC	48,458	203,940
Bank of Ireland Group PLC	63,663	607,818
C&C Group PLC	26,878	42,805
Cairn Homes PLC	46,656	59,057
COSMO Pharmaceuticals NV	651	32,912
CRH PLC ADR	26,006	1,449,314
†Dalata Hotel Group PLC	7,555	38,308
DCC PLC	4,771	266,897
FBD Holdings PLC	1,118	15,555
†Flutter Entertainment PLC	3,941	792,257
Glanbia PLC	9,743	145,652
†Glenveagh Properties PLC	42,689	52,172
Grafton Group PLC	15,373	152,617
†Hostelworld Group Plc	9,886	15,945
Irish Continental Group PLC	13,703	69,829
†James Hardie Industries PLC	10,411	277,723
Kerry Group PLC Class A	1,318	128,641
Kingspan Group PLC	4,808	320,039
†Permanent TSB Group Holdings PLC	929	2,250
Smurfit Kappa Group PLC	12,570	419,525
		5,093,256
Isle Of Man–0.03%
Entain PLC	9,595	155,149
Strix Group PLC	6,954	9,061
		164,210
Israel–0.81%
†Afcon Holdings Ltd.	294	6,227
†AFI Properties Ltd.	894	33,376
Africa Israel Residences Ltd.	328	15,769
†Airport City Ltd.	3,084	40,694
Alrov Properties & Lodgings Ltd.	323	14,884
Amot Investments Ltd.	3,705	19,471
Arad Ltd.	603	9,386
Ashtrom Group Ltd.	2,536	35,198
AudioCodes Ltd.	1,429	13,047
Aura Investments Ltd.	6,537	11,881
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Azorim-Investment Development & Construction Co. Ltd.	3,495	$ 10,656
Azrieli Group Ltd.	254	14,350
Bank Hapoalim BM	19,205	158,376
Bank Leumi Le-Israel BM	42,502	318,493
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	83,223
†Big Shopping Centers Ltd.	238	21,504
Blue Square Real Estate Ltd.	300	17,431
†Brack Capital Properties NV	158	16,332
†Cellcom Israel Ltd.	9,940	34,495
†Clal Insurance Enterprises Holdings Ltd.	5,502	85,800
Danel Adir Yeoshua Ltd.	390	27,674
Delek Automotive Systems Ltd.	3,464	26,583
Delek Group Ltd.	768	88,122
Delta Galil Ltd.	858	33,687
Delta Israel Brands Ltd.	528	6,025
Dor Alon Energy in Israel 1988 Ltd.	819	15,254
Elbit Systems Ltd.	237	49,524
Electra Consumer Products 1970 Ltd.	515	12,830
Electra Ltd.	132	54,584
Electra Real Estate Ltd.	1,339	15,311
Energix-Renewable Energies Ltd.	6,392	20,778
†Enlight Renewable Energy Ltd.	1,442	25,444
†Equital Ltd.	1,918	53,986
†Fattal Holdings 1998 Ltd.	340	33,099
First International Bank Of Israel Ltd.	2,524	98,695
FMS Enterprises Migun Ltd.	399	12,767
Formula Systems 1985 Ltd.	762	56,114
Fox Wizel Ltd.	970	79,786
Gav-Yam Lands Corp. Ltd.	2,549	18,012
†Gilat Satellite Networks Ltd.	1,455	8,878
†Hagag Group Real Estate Development	2,121	8,050
†Hamat Group Ltd.	832	3,494
Harel Insurance Investments & Financial Services Ltd.	9,588	74,976
Hilan Ltd.	1,352	67,076
ICL Group Ltd.	17,105	93,886
IDI Insurance Co. Ltd.	511	11,574

LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Ilex Medical Ltd.	301	$ 5,616
Inrom Construction Industries Ltd.	7,985	27,635
Isracard Ltd.	1	3
Israel Canada T.R Ltd.	3,989	9,245
Israel Discount Bank Ltd. Class A	49,341	246,499
Israel Land Development Co. Ltd.	991	7,792
Israel Shipyards Industries Ltd.	315	7,580
Isras Investment Co. Ltd.	128	23,596
†Kamada Ltd.	634	3,350
Kerur Holdings Ltd.	403	8,824
M Yochananof & Sons Ltd.	297	13,205
Malam - Team Ltd.	1,739	30,035
Matrix IT Ltd.	2,451	50,041
Max Stock Ltd.	5,071	10,421
Maytronics Ltd.	4,037	55,322
Mediterranean Towers Ltd.	4,876	10,634
Mega Or Holdings Ltd.	1,052	21,925
†Mehadrin Ltd.	38	1,307
†Meitav Investments House Ltd.	3,316	11,830
Menora Mivtachim Holdings Ltd.	2,003	42,533
Meshulam Levinstein Contracting & Engineering Ltd.	119	9,224
Migdal Insurance & Financial Holdings Ltd.	29,788	36,217
Mivne Real Estate KD Ltd.	11,443	27,966
Mizrahi Tefahot Bank Ltd.	6,227	208,229
Naphtha Israel Petroleum Corp. Ltd.	2,641	10,973
†Neto Malinda Trading Ltd.	834	15,247
†Neto ME Holdings Ltd.	91	2,158
†Nice Ltd. Sponsored ADR	114	23,541
†Nova Ltd.	1,065	121,766
Oil Refineries Ltd.	183,266	52,536
One Software Technologies Ltd.	1,800	24,268
†OPC Energy Ltd.	3,139	20,748
Palram Industries 1990 Ltd.	1,245	8,255
†Partner Communications Co. Ltd.	10,680	42,073
†Paz Oil Co. Ltd.	681	73,265
†Perion Network Ltd.	1,094	34,387
Phoenix Holdings Ltd.	9,871	99,402
Plasson Industries Ltd.	216	9,237
Plus500 Ltd.	6,766	125,885
Prashkovsky Investments & Construction Ltd.	354	8,619
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	$ 50,714
Retailors Ltd.	581	11,255
Sano-Brunos Enterprises Ltd.	99	5,909
†Scope Metals Group Ltd.	396	14,370
Shapir Engineering & Industry Ltd.	3,710	25,615
†Shikun & Binui Ltd.	15,502	33,221
†Shufersal Ltd.	9,132	47,885
†Strauss Group Ltd.	1,472	33,215
Tadiran Group Ltd.	222	16,937
Tamar Petroleum Ltd.	6,761	21,451
Telsys Ltd.	266	17,740
†Teva Pharmaceutical Industries Ltd. ADR	9,725	73,229
TIV TAAM Holdings 1 Ltd.	2,570	4,098
†Tower Semiconductor Ltd.	5,841	219,154
YH Dimri Construction & Development Ltd.	672	41,804
		4,114,788
Italy–2.30%
A2A SpA	103,471	189,299
ACEA SpA	4,679	61,199
Amplifon SpA	7,582	278,106
Anima Holding SpA	20,240	75,350
Aquafil SpA	1,318	5,408
Arnoldo Mondadori Editore SpA	9,603	21,008
Ascopiave SpA	2,898	7,464
Assicurazioni Generali SpA	12,640	257,047
†Avio SpA	2,148	21,874
Azimut Holding SpA	9,520	205,419
Banca Generali SpA	3,836	131,973
Banca IFIS SpA	2,288	36,657
Banca Mediolanum SpA	10,637	96,218
†Banca Monte dei Paschi di Siena S.p.A.	34	86
Banca Popolare di Sondrio SPA	34,148	142,317
Banco BPM SpA	134,908	626,625
Banco di Desio e della Brianza SpA	4,685	16,973
BFF Bank SpA	3,533	38,721
Biesse SpA	1,326	17,476
BPER Banca	87,370	265,639
Brembo SpA	9,007	133,671
Brunello Cucinelli SpA	2,373	208,931
Buzzi SpA	6,136	153,737
Carel Industries SpA	2,350	70,809
Cementir Holding NV	2,477	20,055

LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†CIR SpA-Compagnie Industriali	42,425	$ 17,521
Credito Emiliano SpA	7,868	61,276
Danieli & C Officine Meccaniche SpA	5,035	100,467
Datalogic SpA	1,618	12,284
Davide Campari-Milano NV	4,307	59,692
De' Longhi SpA	2,087	45,625
DiaSorin SpA	351	36,563
Digital Bros SpA	331	6,607
doValue SpA	3,693	17,086
El.En. SpA	833	9,999
Elica SpA	3,193	9,544
Emak SpA	9,453	10,748
Enav SpA	7,019	29,908
Enel SpA	125,556	846,552
Eni SpA	81,248	1,169,678
ERG SpA	501	14,776
Esprinet SpA	1,533	9,311
Ferrari NV	1,901	621,528
†Fincantieri SpA	11,573	6,434
FinecoBank Banca Fineco SpA	15,175	204,265
Gefran SpA	845	8,206
†Geox SpA	789	747
†Gruppo MutuiOnline SpA	1,221	41,103
Hera SpA	46,718	139,035
IMMSI SpA	4,790	2,566
Infrastrutture Wireless Italiane SpA	5,873	77,525
Interpump Group SpA	573	31,868
Intesa Sanpaolo SpA	178,302	467,463
Iren SpA	40,187	74,809
Italgas SpA	26,577	157,566
†Iveco Group NV	9,343	84,256
†KME Group SpA	24,066	25,571
Leonardo SpA	19,643	223,044
LU-VE SpA	721	24,153
Maire Tecnimont SpA	9,843	38,063
Mediobanca Banca di Credito Finanziario SpA	27,877	333,757
MFE-MediaForEurope NV Class A	90,865	50,678
MFE-MediaForEurope NV Class B	31,335	24,034
Moncler SpA	4,986	344,970
†Newlat Food SpA	1,500	10,034
†Nexi SpA	10,855	85,166
Orsero SpA	801	11,034
OVS SpA	25,902	71,896
Pharmanutra SpA	227	15,044
Piaggio & C SpA	13,390	55,560
†Pirelli & C SpA	24,241	119,839
Poste Italiane SpA	16,168	175,147
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Prysmian SpA	5,198	$ 217,400
RAI Way SpA	7,667	46,098
Recordati Industria Chimica e Farmaceutica SpA	3,011	143,844
Reply SpA	1,326	150,756
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	13,814
†Sabaf SpA	510	7,947
SAES Getters SpA	445	13,766
†Safilo Group SpA	2,772	3,761
Salvatore Ferragamo SpA	4,152	68,370
Sanlorenzo SpA/Ameglia	298	12,817
Saras SpA	65,049	80,681
Sesa SpA	667	83,316
†SIT SpA	893	3,674
Snam SpA	23,121	120,838
SOL SpA	1,655	47,767
†Spaxs SpA	2,590	17,956
Technogym SpA	8,664	80,211
†Telecom Italia SpA	880,675	244,662
Terna - Rete Elettrica Nazionale	26,385	225,042
Tinexta Spa	1,206	22,173
UniCredit SpA	29,868	694,538
Unieuro SpA	1,596	17,249
Unipol Gruppo SpA	32,825	175,417
UnipolSai Assicurazioni SpA	22,858	56,678
Webuild SpA	8,251	15,567
Zignago Vetro SpA	1,349	23,016
		11,652,418
Japan–22.29%
77 Bank Ltd.	4,800	85,482
A&D HOLON Holdings Co. Ltd.	2,600	32,422
ABC-Mart, Inc.	600	32,606
Achilles Corp.	800	8,030
Adastria Co. Ltd.	1,600	34,135
ADEKA Corp.	6,100	116,527
Ad-sol Nissin Corp.	1,300	15,433
Advan Group Co. Ltd.	1,400	9,010
Advance Create Co. Ltd.	800	6,751
Advantest Corp.	3,200	430,989
Adventure, Inc.	300	20,583
Aeon Co. Ltd.	12,600	258,004
Aeon Delight Co. Ltd.	1,500	32,027
Aeon Fantasy Co. Ltd.	1,000	22,242
Aeon Hokkaido Corp.	2,300	13,925
Aeon Mall Co. Ltd.	4,400	56,944
AGC, Inc.	13,800	496,468
Agro-Kanesho Co. Ltd.	800	9,531
Ahresty Corp.	1,900	9,072

LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ai Holdings Corp.	2,000	$ 32,227
Aica Kogyo Co. Ltd.	2,800	61,583
Aichi Financial Group, Inc.	2,698	43,599
Aichi Steel Corp.	1,200	25,554
Aichi Tokei Denki Co. Ltd.	1,500	15,732
Ain Holdings, Inc.	1,500	52,979
Air Water, Inc.	13,900	192,969
Airport Facilities Co. Ltd.	2,700	10,307
Airtrip Corp.	1,500	29,194
Aisan Industry Co. Ltd.	2,000	16,323
Aisin Corp.	6,800	209,990
Ajinomoto Co., Inc.	5,100	203,168
†Akebono Brake Industry Co. Ltd.	7,100	6,972
Akita Bank Ltd.	1,500	17,447
Albis Co. Ltd.	600	10,035
Alconix Corp.	2,700	25,812
Alfresa Holdings Corp.	10,800	161,557
Alinco, Inc.	2,100	14,609
Alleanza Holdings Co. Ltd.	1,600	11,032
†Allied Architects, Inc.	3,000	9,252
Alpen Co. Ltd.	2,200	30,242
†AlphaPolis Co. Ltd.	600	11,686
Alps Alpine Co. Ltd.	18,024	158,249
Alps Logistics Co. Ltd.	1,100	12,354
Altech Corp.	1,980	41,163
Amada Co. Ltd.	18,700	184,492
Amano Corp.	3,800	80,207
Amiyaki Tei Co. Ltd.	300	7,592
Amvis Holdings, Inc.	2,000	45,528
†ANA Holdings, Inc.	3,100	73,843
Anest Iwata Corp.	1,300	10,691
Anritsu Corp.	8,100	69,182
AOKI Holdings, Inc.	3,000	18,341
Aoyama Trading Co. Ltd.	3,400	31,253
Aoyama Zaisan Networks Co. Ltd.	1,300	9,085
Aozora Bank Ltd.	6,700	124,579
Arakawa Chemical Industries Ltd.	1,000	6,939
Arata Corp.	1,100	35,959
Arcland Service Holdings Co. Ltd.	1,400	28,396
ARCLANDS Corp.	2,300	25,176
Arcs Co. Ltd.	3,600	61,552
Arealink Co. Ltd.	700	12,067
Argo Graphics, Inc.	800	21,750
Arisawa Manufacturing Co. Ltd.	1,500	11,580
ARTERIA Networks Corp.	1,900	26,026
As One Corp.	1,300	51,587
Asahi Co. Ltd.	1,900	17,160
Asahi Group Holdings Ltd.	6,500	252,199
Asahi Holdings, Inc.	6,600	89,177
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Intecc Co. Ltd.	4,700	$ 92,533
Asahi Kasei Corp.	52,500	355,481
Asahi Net, Inc.	1,400	6,183
ASAHI YUKIZAI Corp.	1,500	45,696
Asanuma Corp.	1,000	22,666
Asia Pile Holdings Corp.	1,700	7,282
Asics Corp.	4,600	142,352
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	22,086
ASKUL Corp.	2,000	27,834
Astellas Pharma, Inc.	7,300	108,715
Astena Holdings Co. Ltd.	2,300	7,150
Asteria Corp.	1,600	8,739
Aucnet, Inc.	1,200	14,248
Autobacs Seven Co. Ltd.	5,600	59,516
Avant Group Corp.	2,000	19,684
Avantia Co. Ltd.	1,400	8,446
Awa Bank Ltd.	2,500	34,564
Axial Retailing, Inc.	1,600	40,257
Azbil Corp.	1,600	50,640
AZ-Com Maruwa Holdings, Inc.	3,100	41,745
Bandai Namco Holdings, Inc.	8,100	187,574
Bando Chemical Industries Ltd.	4,300	43,146
Bank of Iwate Ltd.	1,400	19,917
Bank of Kochi Ltd.	500	2,487
Bank of Kyoto Ltd.	3,300	165,117
Bank of Nagoya Ltd.	700	16,132
Bank of Saga Ltd.	1,500	17,320
Bank of the Ryukyus Ltd.	3,500	22,217
Bank of Toyama Ltd.	500	5,807
Baroque Japan Ltd.	800	4,821
Base Co. Ltd.	600	23,867
BayCurrent Consulting, Inc.	4,400	165,448
Beauty Garage, Inc.	600	18,334
Belc Co. Ltd.	900	40,136
†Bell System24 Holdings, Inc.	3,000	28,392
Belluna Co. Ltd.	3,800	18,790
Benefit One, Inc.	3,600	36,975
Benesse Holdings, Inc.	5,200	66,508
†Bengo4.com, Inc.	600	16,025
Bic Camera, Inc.	6,700	49,717
BIPROGY, Inc.	4,100	100,871
BML, Inc.	1,700	34,291
Bourbon Corp.	500	7,350
BP Castrol KK	1,800	10,985
Br Holdings Corp.	2,000	5,446
BrainPad, Inc.	900	6,111
Bridgestone Corp.	16,300	669,632
Broadband Tower, Inc.	9,400	9,412

LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Brother Industries Ltd.	12,000	$ 175,639
Bull-Dog Sauce Co. Ltd.	1,000	13,695
Bunka Shutter Co. Ltd.	4,300	33,130
Business Brain Showa-Ota, Inc.	700	11,263
C Uyemura & Co. Ltd.	500	28,566
Calbee, Inc.	4,000	75,682
Canon Electronics, Inc.	1,900	26,686
Canon Marketing Japan, Inc.	3,000	74,706
Canon, Inc.	10,200	268,124
Capcom Co. Ltd.	5,200	206,130
Careerlink Co. Ltd.	700	15,005
Carlit Holdings Co. Ltd.	2,400	13,865
Carta Holdings, Inc.	500	4,291
Casa, Inc.	2,700	17,069
Casio Computer Co. Ltd.	4,800	39,560
Cawachi Ltd.	1,200	18,334
†CellSource Co. Ltd.	600	11,662
Celsys, Inc.	1,900	9,875
Central Automotive Products Ltd.	700	15,438
Central Glass Co. Ltd.	2,700	57,891
Central Japan Railway Co.	1,500	187,937
Central Security Patrols Co. Ltd.	900	17,697
Central Sports Co. Ltd.	600	9,985
Ceres, Inc.	1,000	7,260
Charm Care Corp. KK	3,000	27,093
Chiba Bank Ltd.	18,200	110,367
Chiba Kogyo Bank Ltd.	4,900	21,296
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	12,309
†Chiyoda Corp.	7,600	18,767
Chori Co. Ltd.	700	14,406
Chubu Electric Power Co., Inc.	10,800	131,755
Chubu Shiryo Co. Ltd.	1,700	12,478
Chuetsu Pulp & Paper Co. Ltd.	800	7,523
Chugai Pharmaceutical Co. Ltd.	10,000	284,790
Chugin Financial Group, Inc.	12,500	75,227
†Chugoku Electric Power Co., Inc.	14,600	98,853
Chugoku Marine Paints Ltd.	4,600	38,807
CI Takiron Corp.	4,000	15,990
Citizen Watch Co. Ltd.	18,600	112,131
CKD Corp.	4,200	68,891
CK-San-Etsu Co. Ltd.	700	21,258
CMIC Holdings Co. Ltd.	800	10,727
CMK Corp.	8,100	31,461
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	$ 100,509
Colowide Co. Ltd.	6,100	86,406
Computer Engineering & Consulting Ltd.	1,800	22,551
COMSYS Holdings Corp.	5,300	104,977
Comture Corp.	2,300	33,209
Concordia Financial Group Ltd.	37,469	146,499
Cosmo Energy Holdings Co. Ltd.	6,100	166,716
Cosmos Pharmaceutical Corp.	900	91,257
Cota Co. Ltd.	968	11,054
CRE, Inc.	500	4,783
Create Restaurants Holdings, Inc.	9,400	63,708
Create SD Holdings Co. Ltd.	1,300	32,104
Creek & River Co. Ltd.	1,100	15,075
Cresco Ltd.	900	13,239
CTI Engineering Co. Ltd.	1,000	25,542
CTS Co. Ltd.	2,700	13,866
Curves Holdings Co. Ltd.	3,600	18,824
CyberAgent, Inc.	13,100	95,764
Cybozu, Inc.	2,000	32,677
Dai Nippon Toryo Co. Ltd.	2,000	12,761
Daicel Corp.	22,600	202,257
Dai-Dan Co. Ltd.	1,400	26,523
Daido Metal Co. Ltd.	3,800	12,986
Daido Steel Co. Ltd.	2,200	91,747
Daifuku Co. Ltd.	6,000	123,575
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	10,601
Daihen Corp.	1,400	54,170
Daiho Corp.	1,000	26,905
Dai-Ichi Cutter Kogyo KK	2,400	23,689
Daiichi Jitsugyo Co. Ltd.	600	23,697
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	6,822
Dai-ichi Life Holdings, Inc.	13,400	254,867
Daiichi Sankyo Co. Ltd.	3,800	120,742
Daiken Corp.	800	12,739
Daiken Medical Co. Ltd.	2,500	9,101
Daiki Aluminium Industry Co. Ltd.	3,000	29,259
Daikin Industries Ltd.	2,600	532,754
Daikokutenbussan Co. Ltd.	800	29,621
Daikyonishikawa Corp.	4,000	22,044
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	8,740
Daio Paper Corp.	6,400	50,405
Daiseki Co. Ltd.	1,300	36,753

LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daishi Hokuetsu Financial Group, Inc.	3,050	$ 65,870
Daishinku Corp.	1,000	4,546
Daito Pharmaceutical Co. Ltd.	1,600	25,481
Daito Trust Construction Co. Ltd.	1,900	192,481
Daitron Co. Ltd.	800	16,915
Daiwa House Industry Co. Ltd.	18,600	491,448
Daiwa Securities Group, Inc.	37,700	194,268
Daiwabo Holdings Co. Ltd.	7,800	151,044
DCM Holdings Co. Ltd.	9,200	77,963
Dear Life Co. Ltd.	2,300	13,009
Denka Co. Ltd.	5,500	103,924
Denso Corp.	3,900	263,063
Dentsu Group, Inc.	7,100	233,499
Dexerials Corp.	4,700	103,248
Diamond Electric Holdings Co. Ltd.	700	3,932
DIC Corp.	7,400	134,640
Digital Arts, Inc.	900	36,728
Digital Garage, Inc.	500	13,403
Digital Hearts Holdings Co. Ltd.	1,000	8,906
Digital Information Technologies Corp.	1,900	21,144
Dip Corp.	3,200	79,932
Direct Marketing MiX, Inc.	1,500	8,971
Disco Corp.	1,900	301,237
DKS Co. Ltd.	600	7,375
DMG Mori Co. Ltd.	9,200	159,941
Double Standard, Inc.	1,200	22,097
Doutor Nichires Holdings Co. Ltd.	2,900	42,482
Dowa Holdings Co. Ltd.	4,900	155,593
DTS Corp.	2,200	51,939
DyDo Group Holdings, Inc.	600	21,021
Eagle Industry Co. Ltd.	2,500	30,440
East Japan Railway Co.	2,500	138,634
Ebara Corp.	6,800	326,255
Ebara Foods Industry, Inc.	500	10,234
Ebara Jitsugyo Co. Ltd.	1,200	25,239
Ebase Co. Ltd.	1,200	6,377
Eco's Co. Ltd.	1,500	19,850
EDION Corp.	6,600	66,676
EF-ON, Inc.	960	3,779
eGuarantee, Inc.	2,400	32,020
E-Guardian, Inc.	700	9,831
Ehime Bank Ltd.	2,500	14,014
Eidai Co. Ltd.	3,200	4,779
Eiken Chemical Co. Ltd.	2,300	24,636
Eisai Co. Ltd.	500	33,887
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Elan Corp.	1,800	$ 10,949
Elecom Co. Ltd.	4,000	40,559
Electric Power Development Co. Ltd.	5,700	83,902
Elematec Corp.	1,500	19,045
EM Systems Co. Ltd.	1,900	10,509
En Japan, Inc.	2,900	50,158
Endo Lighting Corp.	1,600	14,101
ENEOS Holdings, Inc.	224,150	770,453
eRex Co. Ltd.	2,300	18,126
ES-Con Japan Ltd.	1,800	10,313
ESPEC Corp.	1,500	23,867
Exedy Corp.	3,000	50,533
EXEO Group, Inc.	6,300	126,543
Ezaki Glico Co. Ltd.	3,500	91,579
F&M Co. Ltd.	600	10,663
FALCO HOLDINGS Co. Ltd.	900	11,833
Fancl Corp.	1,600	26,716
FANUC Corp.	4,500	157,975
Fast Retailing Co. Ltd.	2,700	692,482
†FDK Corp.	1,200	7,346
Feed One Co. Ltd.	1,840	9,223
Ferrotec Holdings Corp.	3,700	94,198
FIDEA Holdings Co. Ltd.	1,800	17,125
Financial Products Group Co. Ltd.	2,500	22,086
FINDEX, Inc.	1,400	6,298
First Bank of Toyama Ltd.	3,100	15,957
First Brothers Co. Ltd.	1,700	11,040
Fixstars Corp.	1,500	15,784
Food & Life Cos. Ltd.	6,300	123,166
Foster Electric Co. Ltd.	1,900	12,378
FP Corp.	2,600	53,016
France Bed Holdings Co. Ltd.	1,400	11,251
F-Tech, Inc.	1,100	7,119
Fudo Tetra Corp.	1,890	24,077
Fuji Corp.	6,900	113,720
Fuji Corp. Ltd.	3,100	14,560
Fuji Electric Co. Ltd.	3,600	158,490
Fuji Kyuko Co. Ltd.	2,000	76,859
Fuji Oil Co. Ltd.	6,500	12,389
Fuji Oil Holdings, Inc.	4,300	59,493
Fuji Pharma Co. Ltd.	700	5,655
Fuji Seal International, Inc.	2,700	28,589
Fuji Soft, Inc.	2,000	64,471
Fujibo Holdings, Inc.	1,300	28,807
Fujicco Co. Ltd.	1,300	16,992
FUJIFILM Holdings Corp.	3,600	214,499
Fujikura Composites, Inc.	1,400	9,554
Fujikura Ltd.	24,000	201,509
Fujimi, Inc.	1,800	44,485

LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujimori Kogyo Co. Ltd.	900	$ 22,435
Fujisash Co. Ltd.	13,300	8,116
Fujitsu General Ltd.	800	17,474
Fujitsu Ltd.	3,200	414,345
Fujiya Co. Ltd.	600	10,282
FuKoKu Co. Ltd.	1,800	17,514
Fukuda Corp.	400	13,537
Fukuda Denshi Co. Ltd.	1,400	45,559
Fukui Bank Ltd.	1,800	18,065
Fukui Computer Holdings, Inc.	1,100	21,389
Fukuoka Financial Group, Inc.	6,700	138,479
Fukushima Bank Ltd.	1,600	2,372
Fukushima Galilei Co. Ltd.	700	26,105
Fukuyama Transporting Co. Ltd.	2,400	66,967
FULLCAST Holdings Co. Ltd.	1,600	24,403
Funai Soken Holdings, Inc.	3,000	53,190
Furukawa Battery Co. Ltd.	2,300	16,703
Furukawa Co. Ltd.	3,300	36,014
Furukawa Electric Co. Ltd.	5,600	99,040
Furuno Electric Co. Ltd.	2,500	18,501
Furuya Metal Co. Ltd.	600	49,871
Furyu Corp.	2,700	24,732
Fuso Chemical Co. Ltd.	1,900	59,762
Fuso Pharmaceutical Industries Ltd.	400	5,570
Futaba Industrial Co. Ltd.	7,100	26,110
Future Corp.	4,000	47,699
G-7 Holdings, Inc.	3,200	29,228
Gakken Holdings Co. Ltd.	2,200	13,221
Gakkyusha Co. Ltd.	900	13,123
Gecoss Corp.	900	5,466
Genky DrugStores Co. Ltd.	1,300	39,863
Geo Holdings Corp.	3,500	44,516
Gift Holdings, Inc.	1,100	37,714
GLOBERIDE, Inc.	1,400	22,089
Glory Ltd.	4,300	86,272
GMO Financial Gate, Inc.	300	24,357
GMO Financial Holdings, Inc.	2,700	13,158
GMO GlobalSign Holdings KK	800	17,556
GMO Payment Gateway, Inc.	1,100	86,283
Godo Steel Ltd.	1,200	30,495
Goldwin, Inc.	1,200	102,171
Golf Digest Online, Inc.	2,300	13,292
Good Com Asset Co. Ltd.	1,800	10,514
Gremz, Inc.	1,700	35,052
GS Yuasa Corp.	6,100	119,672
G-Tekt Corp.	1,700	20,388
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Gunma Bank Ltd.	28,900	$ 106,018
Gunze Ltd.	1,100	33,938
H.U. Group Holdings, Inc.	4,600	87,964
H2O Retailing Corp.	7,100	72,575
HABA Laboratories, Inc.	400	6,631
Hachijuni Bank Ltd.	27,678	120,227
Hagihara Industries, Inc.	1,300	12,866
Hagiwara Electric Holdings Co. Ltd.	400	9,459
Hakudo Co. Ltd.	1,100	17,910
Hakuhodo DY Holdings, Inc.	10,300	108,726
Hakuto Co. Ltd.	1,300	50,330
Halows Co. Ltd.	800	21,638
Hamakyorex Co. Ltd.	1,800	47,997
Hamamatsu Photonics KK	2,500	122,733
Hankyu Hanshin Holdings, Inc.	6,100	201,691
Hanwa Co. Ltd.	3,300	104,226
Happinet Corp.	800	12,321
Hard Off Corp. Co. Ltd.	2,100	20,999
Harima Chemicals Group, Inc.	1,400	8,562
Harmonic Drive Systems, Inc.	500	16,114
Haseko Corp.	20,600	253,843
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,290
Hazama Ando Corp.	15,000	112,194
Heiwa Corp.	4,700	81,743
Heiwa Real Estate Co. Ltd.	2,200	58,139
Heiwado Co. Ltd.	3,300	49,332
†Hino Motors Ltd.	15,300	65,028
Hioki EE Corp.	600	39,126
Hirakawa Hewtech Corp.	2,000	22,115
Hirano Tecseed Co. Ltd.	700	10,454
Hirata Corp.	700	41,716
Hirogin Holdings, Inc.	22,300	126,498
Hirose Electric Co. Ltd.	600	79,881
Hiroshima Gas Co. Ltd.	2,000	5,252
Hisamitsu Pharmaceutical Co., Inc.	2,000	52,482
Hitachi Construction Machinery Co. Ltd.	3,700	104,035
Hitachi Ltd.	21,400	1,330,577
Hitachi Zosen Corp.	13,400	88,669
Hochiki Corp.	1,300	16,150
Hodogaya Chemical Co. Ltd.	400	9,606
Hogy Medical Co. Ltd.	1,600	35,353
Hokkaido Coca-Cola Bottling Co. Ltd.	400	7,028
†Hokkaido Electric Power Co., Inc.	9,500	39,142

LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hokkaido Gas Co. Ltd.	800	$ 13,076
Hokkan Holdings Ltd.	800	7,699
Hokko Chemical Industry Co. Ltd.	2,100	14,757
Hokkoku Financial Holdings, Inc.	1,900	54,874
Hokuetsu Corp.	9,600	57,882
Hokuetsu Industries Co. Ltd.	2,000	19,542
Hokuhoku Financial Group, Inc.	9,900	79,253
Hokuriku Electric Industry Co. Ltd.	1,300	11,284
†Hokuriku Electric Power Co.	7,900	42,555
Hokuto Corp.	1,200	15,269
Honda Motor Co. Ltd.	24,500	742,200
Honda Motor Co. Ltd. ADR	1,162	35,220
H-One Co. Ltd.	800	4,156
Honeys Holdings Co. Ltd.	2,300	28,224
Honma Golf Ltd.	17,500	7,348
Hoosiers Holdings Co. Ltd.	2,900	20,169
Horiba Ltd.	2,500	143,786
Hoshizaki Corp.	1,000	35,903
Hosokawa Micron Corp.	1,200	29,273
House Foods Group, Inc.	2,400	53,464
Howa Machinery Ltd.	1,300	7,315
Hoya Corp.	5,000	598,331
HS Holdings Co. Ltd.	1,600	11,041
Hulic Co. Ltd.	14,900	127,670
Hyakugo Bank Ltd.	16,800	48,814
Hyakujushi Bank Ltd.	2,400	30,913
Ibiden Co. Ltd.	4,700	267,418
IBJ, Inc.	1,500	6,966
Ichiken Co. Ltd.	800	10,861
Ichikoh Industries Ltd.	2,000	7,600
Ichinen Holdings Co. Ltd.	2,500	23,549
Ichiyoshi Securities Co. Ltd.	4,600	19,361
ID Holdings Corp.	1,100	9,841
IDEA Consultants, Inc.	700	8,250
Idec Corp.	2,000	46,049
Idemitsu Kosan Co. Ltd.	16,296	326,980
IDOM, Inc.	5,900	36,024
IHI Corp.	8,600	233,252
Iida Group Holdings Co. Ltd.	4,000	67,595
Iino Kaiun Kaisha Ltd.	10,000	59,077
IJTT Co. Ltd.	2,700	10,950
I'll, Inc.	900	18,712
IMAGICA GROUP, Inc.	1,900	9,013
Imura & Co. Ltd.	1,100	8,873
Imuraya Group Co. Ltd.	800	12,460
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Inaba Denki Sangyo Co. Ltd.	2,500	$ 57,038
Inaba Seisakusho Co. Ltd.	900	10,230
Inabata & Co. Ltd.	3,500	78,655
Inageya Co. Ltd.	900	9,352
I-Net Corp.	1,100	12,613
Infocom Corp.	1,700	26,876
Information Services International-Dentsu Ltd.	1,800	63,198
INFRONEER Holdings, Inc.	18,740	176,728
Innotech Corp.	3,400	38,504
Inpex Corp.	43,000	472,418
Insource Co. Ltd.	3,600	29,724
Intage Holdings, Inc.	2,000	22,788
Inter Action Corp.	900	8,749
Internet Initiative Japan, Inc.	6,400	120,641
Inui Global Logistics Co. Ltd.	1,200	10,912
I-PEX, Inc.	900	8,405
IPS, Inc.	600	9,775
IR Japan Holdings Ltd.	800	9,095
Iriso Electronics Co. Ltd.	1,100	32,022
ISB Corp.	1,100	12,834
Iseki & Co. Ltd.	2,300	20,015
Isetan Mitsukoshi Holdings Ltd.	12,500	127,077
Ishihara Sangyo Kaisha Ltd.	2,600	23,745
Isuzu Motors Ltd.	29,500	357,871
ITmedia, Inc.	600	5,568
Ito En Ltd.	2,400	66,372
ITOCHU Corp.	34,800	1,382,310
Itochu Enex Co. Ltd.	6,000	52,873
Itochu Techno-Solutions Corp.	3,100	78,554
Itochu-Shokuhin Co. Ltd.	300	10,800
Itoham Yonekyu Holdings, Inc.	12,400	62,398
Itoki Corp.	4,300	29,922
IwaiCosmo Holdings, Inc.	2,000	19,957
Iwaki Co. Ltd.	2,000	19,399
Iwatani Corp.	3,500	185,398
Iyogin Holdings, Inc.	19,400	109,061
Izumi Co. Ltd.	2,700	64,390
J Front Retailing Co. Ltd.	18,400	176,480
J Trust Co. Ltd.	7,800	23,419
JAC Recruitment Co. Ltd.	1,300	23,527
JANOME Corp.	1,000	4,285
Japan Airlines Co. Ltd.	1,100	23,852
Japan Airport Terminal Co. Ltd.	700	31,662

LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Aviation Electronics Industry Ltd.	4,000	$ 83,722
†Japan Communications, Inc.	7,800	13,149
Japan Electronic Materials Corp.	1,200	14,073
Japan Elevator Service Holdings Co. Ltd.	5,100	67,099
Japan Exchange Group, Inc.	15,500	271,227
†Japan Hospice Holdings, Inc.	800	18,060
Japan Investment Adviser Co. Ltd.	700	5,407
Japan Lifeline Co. Ltd.	4,500	32,299
Japan Material Co. Ltd.	5,800	96,944
Japan Medical Dynamic Marketing, Inc.	1,400	9,921
Japan Post Holdings Co. Ltd.	24,100	173,213
Japan Post Insurance Co. Ltd.	5,200	78,150
Japan Property Management Center Co. Ltd.	1,500	11,411
Japan Pulp & Paper Co. Ltd.	800	27,044
Japan Securities Finance Co. Ltd.	4,600	35,738
Japan Steel Works Ltd.	1,700	36,488
Japan System Techniques Co. Ltd.	1,800	31,539
Japan Tobacco, Inc.	24,300	532,315
Japan Transcity Corp.	3,000	12,960
Japan Wool Textile Co. Ltd.	4,700	34,026
JBCC Holdings, Inc.	800	14,224
JCR Pharmaceuticals Co. Ltd.	3,400	30,137
JCU Corp.	2,100	49,937
JDC Corp.	4,600	18,279
Jeol Ltd.	3,000	107,097
JFE Holdings, Inc.	37,600	537,550
†JIG-SAW, Inc.	300	12,320
Jimoto Holdings, Inc.	1,930	5,173
JINS Holdings, Inc.	1,100	22,789
JINUSHI Co. Ltd.	700	9,242
JK Holdings Co. Ltd.	1,500	10,230
J-Lease Co. Ltd.	600	9,330
JM Holdings Co. Ltd.	800	11,097
JMS Co. Ltd.	1,500	6,171
†Joban Kosan Co. Ltd.	800	6,861
J-Oil Mills, Inc.	1,400	15,567
Joshin Denki Co. Ltd.	2,200	30,005
Joyful Honda Co. Ltd.	3,900	46,038
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JP-Holdings, Inc.	4,300	$ 10,274
JSB Co. Ltd.	900	31,509
JSP Corp.	1,400	18,199
JSR Corp.	1,800	51,725
JTEKT Corp.	14,100	128,494
Juki Corp.	2,600	10,526
Juroku Financial Group, Inc.	2,500	54,009
Justsystems Corp.	2,400	67,306
JVCKenwood Corp.	16,000	55,146
Kadokawa Corp.	1,800	43,177
Kadoya Sesame Mills, Inc.	300	7,230
Kaga Electronics Co. Ltd.	1,700	75,670
Kagome Co. Ltd.	2,100	45,906
Kajima Corp.	15,700	237,048
Kakaku.com, Inc.	7,500	108,038
Kaken Pharmaceutical Co. Ltd.	2,100	52,621
Kakiyasu Honten Co. Ltd.	700	11,274
Kamakura Shinsho Ltd.	2,300	11,608
Kameda Seika Co. Ltd.	900	27,028
Kamei Corp.	1,600	16,469
Kamigumi Co. Ltd.	5,000	113,370
Kanaden Corp.	1,100	9,916
Kanagawa Chuo Kotsu Co. Ltd.	400	8,705
Kanamic Network Co. Ltd.	1,800	5,930
Kanamoto Co. Ltd.	2,500	38,138
Kandenko Co. Ltd.	9,600	77,166
Kaneka Corp.	3,800	106,500
Kaneko Seeds Co. Ltd.	900	9,117
Kanematsu Corp.	6,800	95,026
Kansai Electric Power Co., Inc.	14,000	175,650
Kansai Paint Co. Ltd.	4,100	60,472
Kanto Denka Kogyo Co. Ltd.	4,200	28,811
Kao Corp.	7,600	275,803
†Kasai Kogyo Co. Ltd.	2,600	2,790
Katitas Co. Ltd.	4,100	70,986
Kato Sangyo Co. Ltd.	2,100	57,703
Kato Works Co. Ltd.	400	3,361
KAWADA TECHNOLOGIES, Inc.	600	24,162
Kawai Musical Instruments Manufacturing Co. Ltd.	500	12,516
Kawasaki Heavy Industries Ltd.	12,100	309,791
Kawasaki Kisen Kaisha Ltd.	4,200	102,984
KDDI Corp.	36,700	1,133,410
KeePer Technical Laboratory Co. Ltd.	700	23,859
Keihan Holdings Co. Ltd.	3,000	79,095

LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keihanshin Building Co. Ltd.	1,600	$ 12,854
Keikyu Corp.	8,000	70,679
Keio Corp.	2,200	69,204
Keisei Electric Railway Co. Ltd.	2,500	103,623
KEIWA, Inc.	1,000	7,944
Keiyo Bank Ltd.	9,000	33,324
Keiyo Co. Ltd.	3,000	16,718
Kenko Mayonnaise Co. Ltd.	1,500	13,787
Kewpie Corp.	5,400	88,283
Keyence Corp.	1,600	760,250
KFC Holdings Japan Ltd.	1,400	27,601
KFC Ltd.	1,300	11,906
KH Neochem Co. Ltd.	2,400	39,193
Kibun Foods, Inc.	2,200	15,797
Kikkoman Corp.	1,800	102,796
Kimura Unity Co. Ltd.	2,000	17,732
King Jim Co. Ltd.	1,800	10,971
Kintetsu Department Store Co. Ltd.	700	12,343
Kintetsu Group Holdings Co. Ltd.	2,300	79,654
Kirin Holdings Co. Ltd.	4,500	65,712
Ki-Star Real Estate Co. Ltd.	600	20,654
Kitagawa Corp.	600	4,764
Kita-Nippon Bank Ltd.	400	5,656
Kitanotatsujin Corp.	3,800	7,668
Kitz Corp.	5,100	38,607
Kiyo Bank Ltd.	5,100	52,465
Koa Corp.	2,000	25,113
Koatsu Gas Kogyo Co. Ltd.	2,000	10,413
Kobayashi Pharmaceutical Co. Ltd.	700	38,062
Kobe Bussan Co. Ltd.	4,800	124,585
†Kobe Electric Railway Co. Ltd.	500	10,431
Kobe Steel Ltd.	22,700	209,090
Koei Tecmo Holdings Co. Ltd.	1,800	31,179
Kohnan Shoji Co. Ltd.	1,900	46,261
Kohsoku Corp.	800	11,431
Koito Manufacturing Co. Ltd.	5,200	94,365
Kojima Co. Ltd.	3,000	12,402
Kokuyo Co. Ltd.	3,000	41,221
Komatsu Ltd.	28,700	776,278
Komatsu Matere Co. Ltd.	1,900	8,932
KOMEDA Holdings Co. Ltd.	3,200	60,266
Komehyo Holdings Co. Ltd.	1,100	36,581
Komeri Co. Ltd.	3,000	61,164
Konaka Co. Ltd.	2,400	6,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konami Group Corp.	2,600	$ 136,347
Kondotec, Inc.	2,100	17,516
Konica Minolta, Inc.	33,200	115,289
Konishi Co. Ltd.	2,500	39,887
Konoike Transport Co. Ltd.	2,700	31,038
Konoshima Chemical Co. Ltd.	1,400	17,466
Kosaido Holdings Co. Ltd.	2,100	30,736
Kose Corp.	200	19,226
Kotobuki Spirits Co. Ltd.	1,100	80,624
Kozo Keikaku Engineering, Inc.	500	11,786
KPP Group Holdings Co. Ltd.	3,400	15,037
Krosaki Harima Corp.	500	30,839
KRS Corp.	1,200	7,931
K's Holdings Corp.	14,100	122,855
KU Holdings Co. Ltd.	1,500	13,106
Kubota Corp.	11,200	163,955
Kumagai Gumi Co. Ltd.	2,800	59,927
Kumiai Chemical Industry Co. Ltd.	4,770	37,255
Kurabo Industries Ltd.	800	12,646
Kuraray Co. Ltd.	23,800	231,711
Kureha Corp.	1,400	80,200
Kurimoto Ltd.	800	12,397
Kurita Water Industries Ltd.	2,700	103,659
Kuriyama Holdings Corp.	1,400	9,172
Kusuri No. Aoki Holdings Co. Ltd.	1,100	61,998
KYB Corp.	1,500	52,729
Kyodo Printing Co. Ltd.	400	8,798
Kyoei Steel Ltd.	2,300	32,509
Kyokuto Boeki Kaisha Ltd.	1,400	17,103
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	27,750
Kyokuyo Co. Ltd.	1,000	25,112
Kyorin Pharmaceutical Co. Ltd.	3,000	36,515
KYORITSU Co. Ltd.	3,400	3,499
Kyoritsu Maintenance Co. Ltd.	2,500	95,050
Kyosan Electric Manufacturing Co. Ltd.	4,100	14,297
Kyowa Kirin Co. Ltd.	1,200	22,242
Kyudenko Corp.	3,500	93,973
†Kyushu Electric Power Co., Inc.	14,600	93,361
Kyushu Financial Group, Inc.	32,000	135,183
Kyushu Railway Co.	5,300	113,951
LA Holdings Co. Ltd.	1,000	29,749
LAC Co. Ltd.	800	4,177

LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lacto Japan Co. Ltd.	500	$ 7,028
Lasertec Corp.	1,300	196,451
Lawson, Inc.	2,100	93,113
LEC, Inc.	1,800	10,839
†Leopalace21 Corp.	8,700	16,181
Life Corp.	1,800	38,248
LIFULL Co. Ltd.	5,900	11,767
Linical Co. Ltd.	1,000	5,680
Link & Motivation, Inc.	1,400	4,193
Lintec Corp.	3,400	53,741
Lion Corp.	8,000	74,586
LITALICO, Inc.	2,400	38,858
Lixil Corp.	16,100	204,922
Loadstar Capital KK	1,000	11,738
Look Holdings, Inc.	1,700	28,612
†M&A Capital Partners Co. Ltd.	1,200	28,006
M3, Inc.	8,000	174,437
Mabuchi Motor Co. Ltd.	4,000	111,617
Macnica Holdings, Inc.	3,900	162,070
Macromill, Inc.	3,300	19,353
Maeda Kosen Co. Ltd.	900	20,062
Maezawa Industries, Inc.	2,700	15,639
Makino Milling Machine Co. Ltd.	2,600	101,079
Makita Corp.	5,700	161,118
Management Solutions Co. Ltd.	800	22,841
Mandom Corp.	2,100	21,145
Mani, Inc.	1,900	22,508
MarkLines Co. Ltd.	1,600	28,665
Marubeni Corp.	23,900	407,352
Marubun Corp.	2,400	21,919
Marudai Food Co. Ltd.	1,600	16,502
Maruha Nichiro Corp.	3,300	55,532
Marui Group Co. Ltd.	7,400	129,331
MARUKA FURUSATO Corp.	1,261	20,081
Marumae Co. Ltd.	700	8,343
Marusan Securities Co. Ltd.	3,900	11,958
Maruwa Co. Ltd.	600	93,183
Maruzen CHI Holdings Co. Ltd.	2,600	6,429
Maruzen Showa Unyu Co. Ltd.	800	21,855
Marvelous, Inc.	2,500	11,686
Matching Service Japan Co. Ltd.	900	7,094
Matsuda Sangyo Co. Ltd.	800	12,654
Matsui Securities Co. Ltd.	10,000	55,209
MatsukiyoCocokara & Co.	1,420	79,763
Matsuoka Corp.	1,600	13,093
Max Co. Ltd.	800	14,722
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maxell Ltd.	4,900	$ 54,589
Maxvalu Tokai Co. Ltd.	500	9,550
Mazda Motor Corp.	17,500	169,123
McDonald's Holdings Co. Japan Ltd.	2,100	81,645
MCJ Co. Ltd.	5,000	34,849
Mebuki Financial Group, Inc.	63,390	150,395
MEC Co. Ltd.	500	12,343
†Media Do Co. Ltd.	300	2,981
Medical Data Vision Co. Ltd.	2,900	14,701
Medical System Network Co. Ltd.	4,100	10,901
Medipal Holdings Corp.	9,600	156,972
Medius Holdings Co. Ltd.	1,600	9,725
†MedPeer, Inc.	900	6,354
Megachips Corp.	1,500	39,040
Megmilk Snow Brand Co. Ltd.	3,500	47,497
Meidensha Corp.	3,100	43,181
Meiji Electric Industries Co. Ltd.	1,100	10,960
MEIJI Holdings Co. Ltd.	8,400	187,579
Meiko Electronics Co. Ltd.	2,400	45,379
Meitec Corp.	5,700	98,353
Meiwa Corp.	2,500	11,786
Melco Holdings, Inc.	1,000	22,099
Members Co. Ltd.	800	10,078
Menicon Co. Ltd.	5,400	94,744
†Mercari, Inc.	3,300	77,670
METAWATER Co. Ltd.	2,000	25,581
Micronics Japan Co. Ltd.	1,500	21,006
Midac Holdings Co. Ltd.	800	8,519
Mie Kotsu Group Holdings, Inc.	2,500	9,946
Mikuni Corp.	1,600	5,033
Milbon Co. Ltd.	1,600	54,769
MIMAKI ENGINEERING Co. Ltd.	2,700	17,775
Mimasu Semiconductor Industry Co. Ltd.	1,200	26,113
MINEBEA MITSUMI, Inc.	12,032	228,207
Ministop Co. Ltd.	1,700	17,056
MIRAIT ONE Corp.	7,600	95,666
Mirarth Holdings, Inc.	9,900	30,511
Miroku Jyoho Service Co. Ltd.	900	9,841
MISUMI Group, Inc.	7,400	148,985
Mitani Corp.	2,400	22,713
Mitani Sekisan Co. Ltd.	400	13,673
Mitsuba Corp.	2,400	13,588
Mitsubishi Chemical Group Corp.	95,900	576,803

LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Corp.	18,700	$ 904,087
Mitsubishi Electric Corp.	19,500	275,668
Mitsubishi Estate Co. Ltd.	14,500	172,265
Mitsubishi Gas Chemical Co., Inc.	10,800	157,327
Mitsubishi Heavy Industries Ltd.	5,300	247,538
Mitsubishi Kakoki Kaisha Ltd.	700	13,494
Mitsubishi Logisnext Co. Ltd.	3,300	30,612
Mitsubishi Logistics Corp.	4,100	101,319
Mitsubishi Materials Corp.	7,400	133,226
Mitsubishi Motors Corp.	35,600	124,484
Mitsubishi Paper Mills Ltd.	2,100	8,247
Mitsubishi Research Institute, Inc.	1,000	38,213
Mitsubishi Shokuhin Co. Ltd.	1,200	30,952
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,773
Mitsubishi UFJ Financial Group, Inc.	158,500	1,168,315
Mitsui Chemicals, Inc.	12,500	368,447
Mitsui DM Sugar Holdings Co. Ltd.	1,200	22,960
Mitsui E&S Co. Ltd.	6,300	21,639
Mitsui Fudosan Co. Ltd.	11,100	221,239
Mitsui High-Tec, Inc.	1,300	88,950
Mitsui Mining & Smelting Co. Ltd.	5,200	120,057
Mitsui OSK Lines Ltd.	10,100	242,997
Mitsui-Soko Holdings Co. Ltd.	1,600	38,956
Miura Co. Ltd.	2,500	65,346
Miyazaki Bank Ltd.	900	14,583
Miyoshi Oil & Fat Co. Ltd.	1,500	10,665
Mizuho Financial Group, Inc.	31,070	474,920
Mizuno Corp.	1,700	43,971
Mochida Pharmaceutical Co. Ltd.	1,400	32,067
Monex Group, Inc.	14,000	54,158
Monogatari Corp.	2,700	65,532
MonotaRO Co. Ltd.	7,600	97,055
MORESCO Corp.	700	5,748
Morinaga & Co. Ltd.	3,000	93,892
Morinaga Milk Industry Co. Ltd.	3,200	104,772
Moriroku Holdings Co. Ltd.	1,700	24,543
Morita Holdings Corp.	3,000	32,454
Morozoff Ltd.	200	5,178
Mory Industries, Inc.	200	4,755
MrMax Holdings Ltd.	2,600	11,412
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	5,800	$ 205,391
m-up Holdings, Inc.	1,600	12,543
Murata Manufacturing Co. Ltd.	8,700	499,736
Musashi Seimitsu Industry Co. Ltd.	4,800	59,177
Musashino Bank Ltd.	2,100	31,795
Nabtesco Corp.	2,900	64,095
NAC Co. Ltd.	2,400	16,001
Nachi-Fujikoshi Corp.	1,300	36,965
Nafco Co. Ltd.	1,600	21,082
Nagano Keiki Co. Ltd.	1,200	19,717
Nagase & Co. Ltd.	9,200	153,204
Nagatanien Holdings Co. Ltd.	1,000	14,840
Nagawa Co. Ltd.	300	14,382
Nagoya Railroad Co. Ltd.	6,500	104,429
Nakabayashi Co. Ltd.	2,100	7,469
Nakamoto Packs Co. Ltd.	800	9,297
Nakamuraya Co. Ltd.	500	10,666
Nakanishi, Inc.	3,300	73,078
Nakayama Steel Works Ltd.	3,400	19,939
†Namura Shipbuilding Co. Ltd.	11,100	48,556
Nankai Electric Railway Co. Ltd.	3,800	85,008
Nanto Bank Ltd.	2,300	38,984
Natori Co. Ltd.	700	9,481
NEC Corp.	8,800	426,910
NEC Networks & System Integration Corp.	4,400	60,826
NET One Systems Co. Ltd.	5,400	118,629
Nexon Co. Ltd.	1,100	21,094
Nextage Co. Ltd.	4,100	79,673
†NexTone, Inc.	400	6,496
NGK Insulators Ltd.	19,200	229,393
NH Foods Ltd.	6,500	175,975
NHK Spring Co. Ltd.	15,200	111,102
Nichias Corp.	4,300	89,623
Nichiban Co. Ltd.	600	7,896
Nichicon Corp.	4,500	47,983
Nichiden Corp.	1,300	21,714
Nichiha Corp.	2,000	42,892
Nichirei Corp.	8,100	173,213
Nichirin Co. Ltd.	1,300	25,185
Nidec Corp.	5,700	314,101
Nifco, Inc.	5,600	166,495
Nihon Chouzai Co. Ltd.	800	6,554
Nihon Dengi Co. Ltd.	400	11,837
Nihon Denkei Co. Ltd.	1,200	16,301
Nihon Flush Co. Ltd.	2,200	14,825
Nihon House Holdings Co. Ltd.	2,600	6,695

LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon Kohden Corp.	2,300	$ 61,487
Nihon M&A Center Holdings, Inc.	7,800	60,013
Nihon Nohyaku Co. Ltd.	2,400	11,958
Nihon Plast Co. Ltd.	1,900	5,871
†Nihon Yamamura Glass Co. Ltd.	1,000	8,033
Nikkiso Co. Ltd.	6,300	39,837
Nikko Co. Ltd.	2,100	9,523
Nikkon Holdings Co. Ltd.	4,500	89,935
Nintendo Co. Ltd.	17,000	775,001
Nippn Corp.	4,800	61,460
Nippon Air Conditioning Services Co. Ltd.	1,800	9,405
Nippon Carbide Industries Co., Inc.	800	7,813
Nippon Carbon Co. Ltd.	1,000	30,210
Nippon Chemical Industrial Co. Ltd.	600	7,883
†Nippon Chemi-Con Corp.	2,100	18,356
†Nippon Coke & Engineering Co. Ltd.	18,200	14,681
Nippon Concept Corp.	800	9,842
†Nippon Concrete Industries Co. Ltd.	2,600	5,929
Nippon Denko Co. Ltd.	13,700	26,873
Nippon Electric Glass Co. Ltd.	6,600	116,337
NIPPON EXPRESS HOLDINGS, Inc.	4,700	265,119
Nippon Gas Co. Ltd.	8,700	122,473
Nippon Kayaku Co. Ltd.	10,600	90,699
Nippon Kodoshi Corp.	800	11,225
=†Nippon Koei Co. Ltd.	1,300	32,569
Nippon Light Metal Holdings Co. Ltd.	4,270	43,088
Nippon Paint Holdings Co. Ltd.	3,500	28,966
†Nippon Paper Industries Co. Ltd.	8,500	70,007
Nippon Parking Development Co. Ltd.	13,600	21,181
Nippon Pillar Packing Co. Ltd.	1,300	42,225
Nippon Piston Ring Co. Ltd.	800	8,757
Nippon Rietec Co. Ltd.	700	6,722
Nippon Road Co. Ltd.	300	19,498
Nippon Sanso Holdings Corp.	7,500	162,944
Nippon Seisen Co. Ltd.	200	6,858
Nippon Sharyo Ltd.	1,700	23,744
†Nippon Sheet Glass Co. Ltd.	6,100	28,614
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Shinyaku Co. Ltd.	1,300	$ 53,188
Nippon Shokubai Co. Ltd.	2,700	100,951
Nippon Signal Company Ltd.	3,400	25,370
Nippon Soda Co. Ltd.	2,100	75,596
Nippon Steel Corp.	28,810	602,973
Nippon Telegraph & Telephone Corp.	305,000	360,908
Nippon Thompson Co. Ltd.	6,000	24,781
Nippon Yakin Kogyo Co. Ltd.	1,540	43,707
Nippon Yusen KK	15,100	335,351
Nipro Corp.	11,100	78,708
Nishimatsu Construction Co. Ltd.	2,300	55,905
Nishimatsuya Chain Co. Ltd.	3,100	36,698
Nishi-Nippon Financial Holdings, Inc.	9,600	85,271
Nishi-Nippon Railroad Co. Ltd.	3,400	57,850
Nishio Holdings Co. Ltd.	2,000	47,194
Nissan Chemical Corp.	3,400	146,607
Nissan Motor Co. Ltd.	44,100	180,992
Nissei ASB Machine Co. Ltd.	1,000	28,501
Nissei Plastic Industrial Co. Ltd.	1,500	10,332
Nissha Co. Ltd.	3,400	39,852
Nisshin Oillio Group Ltd.	2,700	64,197
Nisshin Seifun Group, Inc.	8,800	108,775
Nisshinbo Holdings, Inc.	11,768	97,591
Nissin Corp.	1,000	17,486
Nissin Foods Holdings Co. Ltd.	700	57,879
Nisso Corp.	2,200	14,060
Nissui Corp.	26,600	119,466
Niterra Co. Ltd.	12,500	250,795
Nitori Holdings Co. Ltd.	1,800	202,130
Nitto Boseki Co. Ltd.	2,200	35,166
Nitto Denko Corp.	5,400	400,819
Nitto Fuji Flour Milling Co. Ltd.	600	19,515
Nitto Kogyo Corp.	2,100	51,905
Nitto Seiko Co. Ltd.	3,100	12,589
Nittoc Construction Co. Ltd.	3,400	24,334
Noevir Holdings Co. Ltd.	1,200	45,678
NOF Corp.	3,100	133,173
Nohmi Bosai Ltd.	2,100	26,410
Nojima Corp.	5,900	56,137
Nomura Holdings, Inc.	40,300	153,644
Nomura Holdings, Inc. ADR	14,889	57,025

LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Real Estate Holdings, Inc.	4,900	$ 116,496
Nomura Research Institute Ltd.	5,420	149,741
Noritake Co. Ltd.	500	19,000
Noritsu Koki Co. Ltd.	1,200	19,408
Noritz Corp.	2,000	24,730
North Pacific Bank Ltd.	25,100	49,641
NS Solutions Corp.	1,100	30,738
NS United Kaiun Kaisha Ltd.	700	16,689
NSD Co. Ltd.	5,200	104,546
NSK Ltd.	22,100	141,446
NSW, Inc.	1,500	25,433
NTN Corp.	36,600	77,526
NTT Data Corp.	13,800	193,488
Obara Group, Inc.	900	26,063
Obayashi Corp.	21,400	185,074
OBIC Business Consultants Co. Ltd.	400	14,656
Obic Co. Ltd.	400	64,203
Odakyu Electric Railway Co. Ltd.	6,200	83,078
Oenon Holdings, Inc.	3,500	8,487
Ogaki Kyoritsu Bank Ltd.	3,100	39,717
Ohara, Inc.	1,600	16,446
Ohsho Food Service Corp.	400	18,618
Oiles Corp.	2,600	36,038
†Oisix ra daichi, Inc.	1,900	32,676
Oita Bank Ltd.	1,400	21,076
Oji Holdings Corp.	61,100	228,457
Okabe Co. Ltd.	2,800	14,301
Okamoto Industries, Inc.	800	21,704
Okamoto Machine Tool Works Ltd.	700	30,973
Okamura Corp.	4,800	63,722
Okasan Securities Group, Inc.	11,400	37,902
Oki Electric Industry Co. Ltd.	7,000	43,863
Okinawa Cellular Telephone Co.	1,600	33,319
†Okinawa Electric Power Co., Inc.	1,948	15,557
Okinawa Financial Group, Inc.	1,580	22,799
OKUMA Corp.	2,000	107,378
Okumura Corp.	2,500	70,761
Okura Industrial Co. Ltd.	800	12,288
Okuwa Co. Ltd.	2,100	12,205
Olympus Corp.	17,600	278,526
Omron Corp.	2,000	122,804
Ono Pharmaceutical Co. Ltd.	7,800	140,739
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Onoken Co. Ltd.	1,400	$ 15,578
Onward Holdings Co. Ltd.	5,500	15,269
Open House Group Co. Ltd.	4,000	144,406
Optex Group Co. Ltd.	1,900	26,803
†Optim Corp.	1,200	8,518
Optorun Co. Ltd.	2,100	35,558
Oracle Corp. Japan	1,100	81,811
Orchestra Holdings, Inc.	700	6,027
Organo Corp.	2,000	59,121
Oriental Land Co. Ltd.	2,500	97,465
Oriental Shiraishi Corp.	8,700	18,619
Oro Co. Ltd.	500	7,248
Osaka Gas Co. Ltd.	6,600	101,163
Osaka Organic Chemical Industry Ltd.	1,700	34,414
Osaki Electric Co. Ltd.	4,100	15,653
OSG Corp.	6,000	86,133
Otsuka Corp.	2,900	112,960
Otsuka Holdings Co. Ltd.	3,700	135,722
OUG Holdings, Inc.	500	8,530
Outsourcing, Inc.	11,100	105,910
Pacific Industrial Co. Ltd.	3,500	31,663
Pack Corp.	1,200	24,994
PAL GROUP Holdings Co. Ltd.	800	21,654
PALTAC Corp.	2,000	66,495
Pan Pacific International Holdings Corp.	12,600	225,662
Panasonic Holdings Corp.	52,800	647,430
Paramount Bed Holdings Co. Ltd.	3,200	53,318
†Park24 Co. Ltd.	6,500	88,350
Pasona Group, Inc.	2,500	29,031
Pegasus Co. Ltd.	1,900	7,766
Penta-Ocean Construction Co. Ltd.	20,400	109,650
People Dreams & Technologies Group Co. Ltd.	1,100	12,840
†PeptiDream, Inc.	3,600	54,042
Persol Holdings Co. Ltd.	5,800	104,967
†PIA Corp.	500	11,784
Pickles Holdings Co. Ltd.	1,200	10,508
Pigeon Corp.	7,500	103,538
Pilot Corp.	2,300	72,946
Pola Orbis Holdings, Inc.	1,500	21,872
Pole To Win Holdings, Inc.	1,400	7,657
†PR Times Corp.	700	6,963
Premium Water Holdings, Inc.	800	14,381
Press Kogyo Co. Ltd.	6,300	26,921
Pressance Corp.	1,900	26,762
Prestige International, Inc.	6,800	28,850

LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Prima Meat Packers Ltd.	2,400	$ 36,189
Procrea Holdings, Inc.	2,720	38,523
Pro-Ship, Inc.	1,600	15,748
Proto Corp.	1,400	11,068
PS Mitsubishi Construction Co. Ltd.	2,300	12,176
Punch Industry Co. Ltd.	1,000	3,480
QB Net Holdings Co. Ltd.	900	9,250
Qol Holdings Co. Ltd.	2,700	32,553
Quick Co. Ltd.	700	11,344
Raccoon Holdings, Inc.	800	3,803
Raito Kogyo Co. Ltd.	2,000	27,562
Raiznext Corp.	3,000	30,878
Rakus Co. Ltd.	3,300	56,257
Rakuten Group, Inc.	6,900	24,043
†RaQualia Pharma, Inc.	2,100	10,813
Rasa Corp.	1,300	13,407
Rasa Industries Ltd.	900	13,320
Raysum Co. Ltd.	300	6,169
Recruit Holdings Co. Ltd.	21,200	676,605
Relo Group, Inc.	5,100	69,639
Renaissance, Inc.	1,500	9,336
†Renesas Electronics Corp.	25,700	485,018
Rengo Co. Ltd.	16,500	101,674
†RENOVA, Inc.	2,600	29,402
Resona Holdings, Inc.	42,591	203,925
Resonac Holdings Corp.	17,400	282,684
Resorttrust, Inc.	5,300	78,662
Restar Holdings Corp.	1,800	30,601
Retail Partners Co. Ltd.	1,600	17,710
Rheon Automatic Machinery Co. Ltd.	900	8,896
Ricoh Co. Ltd.	17,500	149,133
Ride On Express Holdings Co. Ltd.	1,100	8,062
Riken Keiki Co. Ltd.	800	32,120
Riken Technos Corp.	2,900	13,216
Riken Vitamin Co. Ltd.	1,000	14,841
Rinnai Corp.	2,400	52,357
Rion Co. Ltd.	500	6,783
Riso Kyoiku Co. Ltd.	9,000	16,474
Rohm Co. Ltd.	2,300	217,866
Rohto Pharmaceutical Co. Ltd.	6,400	144,275
Rokko Butter Co. Ltd.	1,000	9,090
Roland Corp.	1,000	28,828
Roland DG Corp.	1,500	37,881
Rorze Corp.	1,000	81,534
Round One Corp.	12,900	51,101
RS Technologies Co. Ltd.	800	17,860
Ryobi Ltd.	1,600	22,823
Ryoden Corp.	1,300	19,902
Ryohin Keikaku Co. Ltd.	14,500	143,751
Ryosan Co. Ltd.	1,600	48,629
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
S Foods, Inc.	1,600	$ 34,965
S&B Foods, Inc.	600	14,886
Sac's Bar Holdings, Inc.	900	6,399
Saibu Gas Holdings Co. Ltd.	1,000	14,403
Sakai Chemical Industry Co. Ltd.	1,000	13,015
Sakai Heavy Industries Ltd.	300	11,217
Sakai Moving Service Co. Ltd.	1,000	34,756
Sakata INX Corp.	2,800	23,675
Sakura Internet, Inc.	2,500	22,636
Sala Corp.	3,600	19,636
SAMTY Co. Ltd.	1,800	28,013
San Holdings, Inc.	900	13,799
San ju San Financial Group, Inc.	1,440	15,801
San-A Co. Ltd.	1,200	37,959
San-Ai Obbli Co. Ltd.	4,300	45,513
Sanei Architecture Planning Co. Ltd.	1,000	9,741
Sangetsu Corp.	3,300	57,006
San-In Godo Bank Ltd.	11,600	65,026
Sanken Electric Co. Ltd.	1,900	179,249
Sanki Engineering Co. Ltd.	3,200	33,663
Sanko Gosei Ltd.	3,800	17,093
Sankyo Co. Ltd.	3,200	129,429
Sankyo Frontier Co. Ltd.	500	12,888
Sankyo Tateyama, Inc.	2,400	12,146
Sankyu, Inc.	4,300	142,323
Sanoh Industrial Co. Ltd.	4,800	28,764
Sanrio Co. Ltd.	800	34,329
Sansei Technologies, Inc.	1,700	16,658
Sansha Electric Manufacturing Co. Ltd.	2,300	23,046
Sanshin Electronics Co. Ltd.	1,200	17,919
Santen Pharmaceutical Co. Ltd.	15,500	132,017
Sanwa Holdings Corp.	13,000	169,249
Sanyo Chemical Industries Ltd.	1,100	32,457
Sanyo Denki Co. Ltd.	700	37,839
Sanyo Electric Railway Co. Ltd.	600	9,132
Sanyo Special Steel Co. Ltd.	1,500	29,731
Sanyo Trading Co. Ltd.	2,000	19,538
Sapporo Holdings Ltd.	3,700	95,277
Sato Holdings Corp.	2,500	33,960
Sato Shoji Corp.	700	7,066
Satori Electric Co. Ltd.	1,400	16,500

LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sawai Group Holdings Co. Ltd.	3,700	$ 93,264
SB Technology Corp.	1,300	23,645
SBI Global Asset Management Co. Ltd.	2,400	8,555
SBI Holdings, Inc.	8,700	167,788
SBS Holdings, Inc.	1,400	31,113
SCREEN Holdings Co. Ltd.	2,100	239,188
Scroll Corp.	4,000	26,897
SCSK Corp.	5,100	80,259
Secom Co. Ltd.	1,300	87,982
Seed Co. Ltd.	1,000	4,057
Sega Sammy Holdings, Inc.	2,200	47,130
Seibu Holdings, Inc.	10,200	105,076
Seika Corp.	900	12,334
Seikitokyu Kogyo Co. Ltd.	2,900	28,587
Seiko Epson Corp.	17,000	265,407
Seiko Group Corp.	2,200	39,855
Seino Holdings Co. Ltd.	9,000	128,149
Seiren Co. Ltd.	2,500	42,908
Sekisui Chemical Co. Ltd.	15,200	219,597
Sekisui House Ltd.	14,400	290,874
Sekisui Kasei Co. Ltd.	2,500	7,641
SEMITEC Corp.	1,200	18,421
Senko Group Holdings Co. Ltd.	8,600	61,900
Senshu Electric Co. Ltd.	1,200	30,655
Senshu Ikeda Holdings, Inc.	19,500	31,579
Seria Co. Ltd.	3,700	59,109
Seven & i Holdings Co. Ltd.	21,500	928,846
Seven Bank Ltd.	49,200	96,642
SG Holdings Co. Ltd.	9,600	136,937
†Sharp Corp.	14,800	82,991
Shibaura Electronics Co. Ltd.	600	27,741
Shibaura Machine Co. Ltd.	1,400	47,460
Shibaura Mechatronics Corp.	300	46,749
Shibusawa Warehouse Co. Ltd.	700	13,591
Shibuya Corp.	1,300	23,845
Shidax Corp.	2,700	13,042
†SHIFT, Inc.	700	128,316
Shiga Bank Ltd.	2,900	54,515
Shikibo Ltd.	1,500	10,512
Shikoku Bank Ltd.	2,900	17,254
†Shikoku Electric Power Co., Inc.	7,000	47,705
Shima Seiki Manufacturing Ltd.	2,800	36,197
Shimadzu Corp.	5,200	160,725
Shimano, Inc.	1,400	234,370
Shimizu Bank Ltd.	1,100	11,150
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shimizu Corp.	20,600	$ 130,426
Shimojima Co. Ltd.	500	3,872
Shin Nippon Air Technologies Co. Ltd.	1,100	17,527
Shin Nippon Biomedical Laboratories Ltd.	1,500	22,278
Shinagawa Refractories Co. Ltd.	700	26,285
Shindengen Electric Manufacturing Co. Ltd.	800	18,197
Shin-Etsu Chemical Co. Ltd.	34,000	1,136,210
Shin-Etsu Polymer Co. Ltd.	4,100	43,537
Shinko Electric Industries Co. Ltd.	3,500	143,918
Shinko Shoji Co. Ltd.	2,200	18,022
Shinmaywa Industries Ltd.	5,200	48,827
Shinnihonseiyaku Co. Ltd.	800	7,874
Shinsho Corp.	700	28,238
Shinwa Co. Ltd.	3,800	30,095
Shionogi & Co. Ltd.	9,600	404,922
Ship Healthcare Holdings, Inc.	5,000	82,716
Shiseido Co. Ltd.	3,100	140,522
Shizuki Electric Co., Inc.	1,400	4,708
Shizuoka Financial Group, Inc.	16,800	121,372
Shizuoka Gas Co. Ltd.	4,100	33,354
SHO-BOND Holdings Co. Ltd.	1,200	47,725
Shoei Co. Ltd.	3,600	66,777
Shoei Foods Corp.	600	17,854
Shofu, Inc.	1,000	16,085
Showa Sangyo Co. Ltd.	1,500	27,922
SIGMAXYZ Holdings, Inc.	4,000	38,669
Siix Corp.	2,900	31,728
Sinanen Holdings Co. Ltd.	600	15,877
Sinfonia Technology Co. Ltd.	2,300	27,550
Sinko Industries Ltd.	1,600	23,254
SKY Perfect JSAT Holdings, Inc.	14,400	57,216
†Skylark Holdings Co. Ltd.	14,500	181,331
†Smaregi, Inc.	400	6,236
SMC Corp.	300	166,729
SMK Corp.	200	3,358
SMS Co. Ltd.	4,400	88,490
Snow Peak, Inc.	2,100	27,405
Soda Nikka Co. Ltd.	2,000	11,433
Sodick Co. Ltd.	4,700	23,298
SoftBank Corp.	34,600	369,711
Softcreate Holdings Corp.	1,400	17,272
Sohgo Security Services Co. Ltd.	25,000	141,561

LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sojitz Corp.	9,720	$ 215,107
Soken Chemical & Engineering Co. Ltd.	1,100	14,585
Solasto Corp.	4,200	19,458
Soliton Systems KK	500	4,525
Sompo Holdings, Inc.	3,500	157,042
Sony Group Corp.	25,400	2,292,862
Sotetsu Holdings, Inc.	3,300	58,176
Sparx Group Co. Ltd.	960	10,230
SPK Corp.	1,000	12,462
S-Pool, Inc.	4,800	17,659
Square Enix Holdings Co. Ltd.	1,300	60,486
SRA Holdings	1,000	22,570
†SRE Holdings Corp.	200	5,368
ST Corp.	1,200	12,581
St. Marc Holdings Co. Ltd.	900	11,781
Stanley Electric Co. Ltd.	5,900	119,570
Star Mica Holdings Co. Ltd.	3,600	16,360
Star Micronics Co. Ltd.	1,700	21,272
Starts Corp., Inc.	3,000	61,549
Starzen Co. Ltd.	800	12,700
St-Care Holding Corp.	3,000	16,253
Stella Chemifa Corp.	1,300	28,306
Strike Co. Ltd.	600	14,529
Studio Alice Co. Ltd.	900	13,879
Subaru Corp.	27,600	519,812
Sugi Holdings Co. Ltd.	2,100	93,829
Sugimoto & Co. Ltd.	800	12,126
SUMCO Corp.	19,200	272,394
Sumida Corp.	2,500	25,521
Suminoe Textile Co. Ltd.	800	12,161
Sumitomo Bakelite Co. Ltd.	2,700	112,553
Sumitomo Chemical Co. Ltd.	55,500	168,687
Sumitomo Corp.	20,500	434,907
Sumitomo Electric Industries Ltd.	23,100	283,025
Sumitomo Forestry Co. Ltd.	13,400	325,479
Sumitomo Heavy Industries Ltd.	7,100	170,055
Sumitomo Metal Mining Co. Ltd.	14,900	481,004
Sumitomo Mitsui Construction Co. Ltd.	14,700	37,823
Sumitomo Mitsui Financial Group, Inc.	14,100	604,318
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	127,435
Sumitomo Mitsui Trust Holdings, Inc.	6,200	219,948
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	2,900	$ 76,710
Sumitomo Pharma Co. Ltd.	14,100	62,677
Sumitomo Realty & Development Co. Ltd.	8,600	213,116
Sumitomo Riko Co. Ltd.	3,300	19,629
Sumitomo Rubber Industries Ltd.	14,200	138,026
Sumitomo Seika Chemicals Co. Ltd.	600	18,614
Sumitomo Warehouse Co. Ltd.	4,300	70,804
Sun Frontier Fudousan Co. Ltd.	2,200	21,834
Suncall Corp.	2,900	10,619
Sundrug Co. Ltd.	4,900	145,346
Suntory Beverage & Food Ltd.	5,100	184,884
Sun-Wa Technos Corp.	1,500	24,915
†SuRaLa Net Co. Ltd.	800	3,725
Suruga Bank Ltd.	13,100	52,566
Suzuken Co. Ltd.	3,800	103,354
Suzuki Co. Ltd.	2,700	17,702
Suzuki Motor Corp.	7,300	264,718
SWCC Corp.	1,600	21,331
Sysmex Corp.	2,800	191,791
System Information Co. Ltd.	1,500	8,000
Systena Corp.	21,100	43,034
Syuppin Co. Ltd.	1,200	9,605
T Hasegawa Co. Ltd.	2,300	55,094
T RAD Co. Ltd.	800	10,262
T&D Holdings, Inc.	14,200	208,255
Tachibana Eletech Co. Ltd.	800	16,527
Tachi-S Co. Ltd.	2,500	26,940
Tadano Ltd.	7,900	63,116
Taihei Dengyo Kaisha Ltd.	1,000	29,599
Taiheiyo Cement Corp.	8,000	158,163
Taiho Kogyo Co. Ltd.	900	5,850
Taikisha Ltd.	2,100	59,933
Taisei Corp.	4,400	153,729
Taisei Lamick Co. Ltd.	500	10,101
Taiyo Holdings Co. Ltd.	2,400	44,626
Taiyo Yuden Co. Ltd.	5,400	154,582
Takamatsu Construction Group Co. Ltd.	1,100	19,781
Takamiya Co. Ltd.	2,400	8,935
Takaoka Toko Co. Ltd.	700	10,467
Takara & Co. Ltd.	700	11,340
Takara Bio, Inc.	3,200	36,753
Takara Holdings, Inc.	11,900	96,882
Takara Standard Co. Ltd.	2,500	31,945
Takasago International Corp.	1,100	20,685

LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Takasago Thermal Engineering Co. Ltd.	2,300	$ 38,589
Takashima & Co. Ltd.	400	9,669
Takashimaya Co. Ltd.	9,500	132,800
Take & Give Needs Co. Ltd.	1,500	12,198
TAKEBISHI Corp.	800	9,629
Takeda Pharmaceutical Co. Ltd.	15,723	494,057
Takeuchi Manufacturing Co. Ltd.	2,700	83,415
Takisawa Machine Tool Co. Ltd.	1,000	8,511
Takuma Co. Ltd.	5,200	53,529
Tama Home Co. Ltd.	1,400	32,203
Tamron Co. Ltd.	1,300	36,411
Tamura Corp.	7,000	32,625
Tanseisha Co. Ltd.	2,100	11,523
Taoka Chemical Co. Ltd.	1,000	5,015
†Tatsuta Electric Wire & Cable Co. Ltd.	3,600	17,816
Tayca Corp.	1,900	18,173
Tazmo Co. Ltd.	1,700	28,938
†TBK Co. Ltd.	4,000	11,128
TDC Soft, Inc.	1,000	12,536
TDK Corp.	17,600	686,485
TechMatrix Corp.	3,800	49,301
†TECHNO HORIZON Co. Ltd.	3,900	16,570
TechnoPro Holdings, Inc.	6,300	137,052
Teijin Ltd.	17,100	171,547
Teikoku Electric Manufacturing Co. Ltd.	1,200	22,682
Tekken Corp.	1,100	15,745
Temairazu, Inc.	600	16,741
Terumo Corp.	3,500	111,474
Tess Holdings Co. Ltd.	1,600	10,228
T-Gaia Corp.	1,500	18,053
THK Co. Ltd.	4,400	90,564
TIS, Inc.	8,000	200,443
TKC Corp.	1,200	32,469
†TKP Corp.	1,100	21,010
Toa Corp.	1,300	28,086
TOA ROAD Corp.	600	19,455
Tobishima Corp.	2,080	18,332
Tobu Railway Co. Ltd.	3,300	88,483
Tocalo Co. Ltd.	5,800	60,874
Tochigi Bank Ltd.	7,700	13,412
Toda Corp.	17,200	96,670
Toei Animation Co. Ltd.	200	18,493
Toenec Corp.	1,000	25,008
Toho Bank Ltd.	16,500	25,907
Toho Co. Ltd.	1,200	40,357
Toho Gas Co. Ltd.	3,600	62,454
Toho Holdings Co. Ltd.	4,400	80,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toho Titanium Co. Ltd.	3,100	$ 37,774
Toho Zinc Co. Ltd.	900	10,602
Tohoku Bank Ltd.	1,100	7,892
†Tohoku Electric Power Co., Inc.	16,900	104,504
Tokai Carbon Co. Ltd.	18,300	168,451
Tokai Corp.	2,300	30,163
TOKAI Holdings Corp.	6,700	41,925
Tokai Rika Co. Ltd.	4,500	66,796
Tokai Tokyo Financial Holdings, Inc.	16,100	42,759
Tokio Marine Holdings, Inc.	27,900	643,194
Tokushu Tokai Paper Co. Ltd.	800	17,900
Tokuyama Corp.	5,100	84,174
Tokyo Base Co. Ltd.	1,700	4,192
†Tokyo Electric Power Co. Holdings, Inc.	35,700	130,941
Tokyo Electron Device Ltd.	500	36,803
Tokyo Electron Ltd.	6,000	864,171
Tokyo Gas Co. Ltd.	8,000	174,541
Tokyo Individualized Educational Institute, Inc.	2,700	9,684
Tokyo Keiki, Inc.	1,200	10,938
Tokyo Kiraboshi Financial Group, Inc.	2,700	58,649
Tokyo Ohka Kogyo Co. Ltd.	1,000	61,330
Tokyo Rakutenchi Co. Ltd.	300	8,587
Tokyo Rope Manufacturing Co. Ltd.	1,200	9,732
Tokyo Sangyo Co. Ltd.	2,400	14,860
Tokyo Seimitsu Co. Ltd.	3,400	188,266
Tokyo Steel Manufacturing Co. Ltd.	2,000	18,927
Tokyo Tatemono Co. Ltd.	13,700	176,422
Tokyo Tekko Co. Ltd.	1,200	27,482
Tokyotokeiba Co. Ltd.	1,200	32,778
Tokyu Construction Co. Ltd.	6,200	32,038
Tokyu Corp.	9,700	116,990
Tokyu Fudosan Holdings Corp.	41,700	239,016
Toli Corp.	2,800	6,602
Tomato Bank Ltd.	1,400	10,116
Tomen Devices Corp.	300	10,533
Tomoe Engineering Co. Ltd.	1,100	22,450
Tomoku Co. Ltd.	800	11,521
TOMONY Holdings, Inc.	12,900	32,794
Tomy Co. Ltd.	7,200	90,703
Tonami Holdings Co. Ltd.	500	16,035
Topcon Corp.	8,200	120,816

LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Topre Corp.	2,600	$ 28,797
Topy Industries Ltd.	1,200	18,931
Toray Industries, Inc.	49,700	277,098
Torex Semiconductor Ltd.	900	14,922
Toridoll Holdings Corp.	3,000	65,387
Torishima Pump Manufacturing Co. Ltd.	1,600	21,127
Tosei Corp.	3,100	37,650
Toshiba Corp.	2,700	84,724
Toshiba TEC Corp.	2,000	57,476
Tosho Co. Ltd.	1,600	14,107
Tosoh Corp.	19,100	225,917
Totech Corp.	400	13,326
Totetsu Kogyo Co. Ltd.	1,900	35,345
TOTO Ltd.	2,400	72,567
Tottori Bank Ltd.	600	4,824
Towa Bank Ltd.	3,300	12,212
Towa Corp.	1,400	25,148
Towa Pharmaceutical Co. Ltd.	2,100	25,872
Toyo Construction Co. Ltd.	5,200	39,305
Toyo Denki Seizo KK	800	5,441
†Toyo Engineering Corp.	1,700	6,977
Toyo Gosei Co. Ltd.	200	14,456
Toyo Ink SC Holdings Co. Ltd.	3,300	49,918
Toyo Kanetsu KK	800	18,977
Toyo Machinery & Metal Co. Ltd.	2,400	11,256
Toyo Seikan Group Holdings Ltd.	8,200	120,820
Toyo Suisan Kaisha Ltd.	1,100	49,623
Toyo Tanso Co. Ltd.	1,400	50,090
Toyo Tire Corp.	9,400	124,832
Toyobo Co. Ltd.	6,300	45,161
Toyoda Gosei Co. Ltd.	5,900	112,086
Toyota Boshoku Corp.	7,100	127,080
Toyota Motor Corp.	138,505	2,226,064
Toyota Tsusho Corp.	8,100	404,806
Trancom Co. Ltd.	600	27,446
Trans Genic, Inc.	3,200	6,732
Transaction Co. Ltd.	1,200	15,946
Transcosmos, Inc.	1,300	32,348
TRE Holdings Corp.	2,300	19,861
Treasure Factory Co. Ltd.	2,800	32,711
Trend Micro, Inc.	3,300	159,741
Trenders, Inc.	900	7,279
Tri Chemical Laboratories, Inc.	1,200	23,519
Trusco Nakayama Corp.	3,400	53,911
Tsubaki Nakashima Co. Ltd.	5,600	31,474
Tsubakimoto Chain Co.	2,000	51,052
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsubakimoto Kogyo Co. Ltd.	400	$ 11,476
Tsugami Corp.	3,600	34,694
Tsukada Global Holdings, Inc.	1,600	5,265
Tsukishima Holdings Co. Ltd.	1,500	12,618
Tsukuba Bank Ltd.	14,800	20,801
Tsumura & Co.	5,100	94,432
Tsuruha Holdings, Inc.	2,700	201,091
Tsuzuki Denki Co. Ltd.	1,300	17,954
UACJ Corp.	3,200	60,841
UBE Corp.	9,000	154,730
Ubicom Holdings, Inc.	500	5,577
Uchida Yoko Co. Ltd.	700	28,361
Ultrafabrics Holdings Co. Ltd.	1,200	17,169
Ulvac, Inc.	2,600	110,889
Unicharm Corp.	4,300	159,895
Union Tool Co.	400	8,987
Unipres Corp.	3,000	24,199
United Arrows Ltd.	1,700	29,413
United Super Markets Holdings, Inc.	4,800	37,091
UNITED, Inc.	1,400	8,604
†Unitika Ltd.	8,100	13,204
†Universal Entertainment Corp.	2,400	40,886
Urbanet Corp. Co. Ltd.	5,600	12,785
Usen-Next Holdings Co. Ltd.	2,100	49,483
Ushio, Inc.	8,100	109,512
USS Co. Ltd.	6,100	100,990
†UT Group Co. Ltd.	1,900	40,173
†UUUM Co. Ltd.	1,300	6,551
V Technology Co. Ltd.	600	10,129
Valor Holdings Co. Ltd.	3,000	41,658
Valqua Ltd.	1,300	35,531
Value HR Co. Ltd.	1,600	16,079
ValueCommerce Co. Ltd.	1,200	11,290
Vector, Inc.	2,500	23,375
Vertex Corp.	2,100	23,032
†Visional, Inc.	1,200	66,673
Vital KSK Holdings, Inc.	4,200	25,976
VT Holdings Co. Ltd.	7,200	27,396
Wacoal Holdings Corp.	3,600	72,416
Wacom Co. Ltd.	11,000	45,216
Wakachiku Construction Co. Ltd.	1,500	33,141
Wakita & Co. Ltd.	3,800	34,215
Warabeya Nichiyo Holdings Co. Ltd.	1,300	20,044
Watahan & Co. Ltd.	1,000	9,503
Wavelock Holdings Co. Ltd.	1,500	6,207

LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
WDB Holdings Co. Ltd.	1,300	$ 19,195
Weathernews, Inc.	300	13,888
†Welbe, Inc.	1,100	3,460
Welcia Holdings Co. Ltd.	4,600	95,814
West Holdings Corp.	2,028	35,340
West Japan Railway Co.	3,900	162,209
Will Group, Inc.	1,900	14,589
WingArc1st, Inc.	1,200	19,857
WIN-Partners Co. Ltd.	1,200	8,591
Wood One Co. Ltd.	1,400	11,403
Workman Co. Ltd.	1,300	47,085
World Co. Ltd.	1,700	19,544
World Holdings Co. Ltd.	800	15,079
Wowow, Inc.	500	3,974
Xebio Holdings Co. Ltd.	2,000	15,126
Yachiyo Industry Co. Ltd.	1,000	8,133
Yagi & Co. Ltd.	500	4,588
Yahagi Construction Co. Ltd.	1,500	12,917
Yakult Honsha Co. Ltd.	1,500	94,869
YAKUODO Holdings Co. Ltd.	1,100	19,432
YAMABIKO Corp.	2,500	27,110
YAMADA Consulting Group Co. Ltd.	500	5,619
Yamada Holdings Co. Ltd.	42,400	124,811
Yamae Group Holdings Co. Ltd.	1,000	21,848
Yamagata Bank Ltd.	1,900	13,800
Yamaguchi Financial Group, Inc.	18,000	120,869
Yamaha Corp.	1,800	69,337
Yamaha Motor Co. Ltd.	16,700	480,095
Yamaichi Electronics Co. Ltd.	1,500	24,815
YA-MAN Ltd.	2,700	18,908
Yamanashi Chuo Bank Ltd.	2,800	24,212
Yamatane Corp.	900	10,777
Yamato Holdings Co. Ltd.	5,200	94,254
Yamaya Corp.	400	7,546
Yamazaki Baking Co. Ltd.	8,200	111,005
Yamazen Corp.	4,900	37,696
Yaoko Co. Ltd.	1,000	50,161
Yashima Denki Co. Ltd.	1,300	12,629
Yaskawa Electric Corp.	4,000	184,412
Yasunaga Corp.	500	3,252
Yellow Hat Ltd.	2,500	32,192
Yokogawa Bridge Holdings Corp.	2,700	47,416
Yokogawa Electric Corp.	2,800	51,831
Yokohama Rubber Co. Ltd.	10,400	228,482
Yokorei Co. Ltd.	3,900	31,727
Yokowo Co. Ltd.	1,800	23,223
Yondenko Corp.	1,400	21,812
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yondoshi Holdings, Inc.	1,300	$ 16,246
Yonex Co. Ltd.	1,800	17,421
Yorozu Corp.	1,000	6,635
Yoshinoya Holdings Co. Ltd.	2,100	37,237
Yotai Refractories Co. Ltd.	2,700	27,088
Yuasa Trading Co. Ltd.	1,300	39,701
Yukiguni Maitake Co. Ltd.	1,100	7,445
Yurtec Corp.	3,400	20,389
Yushin Precision Equipment Co. Ltd.	1,300	6,472
Z Holdings Corp.	29,400	70,857
Zenrin Co. Ltd.	1,700	10,893
Zensho Holdings Co. Ltd.	3,969	176,457
Zeon Corp.	9,800	95,020
ZERIA Pharmaceutical Co. Ltd.	1,200	20,408
ZIGExN Co. Ltd.	7,100	39,043
ZOZO, Inc.	2,700	56,010
Zuiko Corp.	2,100	18,589
		112,971,191
Jersey–0.03%
Centamin PLC	111,734	129,639
		129,639
Jordan–0.04%
Hikma Pharmaceuticals PLC	8,975	215,981
		215,981
Luxembourg–0.25%
B&S Group Sarl	1,049	4,487
Befesa SA	1,602	61,222
Eurofins Scientific SE	4,833	307,127
Grand City Properties SA	5,669	44,560
†Millicom International Cellular SA SDR	15,660	239,625
RTL Group SA	2,878	115,209
SES SA	30,970	182,452
Shurgard Self Storage Ltd.	1,261	57,558
Stabilus SE	1,672	100,508
Sword Group	504	22,549
Tenaris SA	1,983	29,664
Tenaris SA ADR	2,775	83,111
		1,248,072
Macau–0.01%
MECOM Power & Construction Ltd.	139,500	17,648
†Sands China Ltd.	15,600	53,425
		71,073

LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malta–0.00%
†Catena Media PLC	2,663	$ 4,840
		4,840
Mexico–0.01%
Fresnillo PLC	7,677	59,570
		59,570
Mongolia–0.00%
†Mongolian Mining Corp.	48,000	12,154
		12,154
Netherlands–3.70%
Aalberts NV	7,864	331,167
ABN AMRO Bank NV GDR	14,775	229,651
Acomo NV	1,224	29,250
†Adyen NV	104	180,093
Aegon NV	95,395	484,250
Akzo Nobel NV	6,123	500,575
†Alfen NV	625	42,025
AMG Critical Materials NV	2,276	118,086
APERAM SA	4,378	136,713
Arcadis NV	5,248	219,494
ArcelorMittal SA	16,495	450,973
†Argenx SE ADR	185	72,100
ASM International NV	1,032	438,192
ASML Holding NV	5,601	4,060,062
ASR Nederland NV	11,420	515,082
†Basic-Fit NV	1,929	73,752
BE Semiconductor Industries NV	4,797	520,255
Beter Bed Holding NV	484	1,546
Brunel International NV	2,490	32,459
Corbion NV	4,563	108,983
Euronext NV	4,249	288,995
Ferrovial SE	6,548	206,996
ForFarmers NV	2,935	8,810
†Fugro NV	7,464	116,289
Heijmans NV	1,784	21,107
Heineken NV	2,825	290,513
IMCD NV	2,882	414,751
ING Groep NV	39,983	539,035
JDE Peet's NV	2,667	79,333
†Just Eat Takeaway.com NV	6,701	102,870
Kendrion NV	1,631	30,042
Koninklijke Ahold Delhaize NV	35,215	1,200,585
Koninklijke BAM Groep NV	25,123	48,421
Koninklijke KPN NV	187,565	669,602
†Koninklijke Philips NV	19,193	416,236
Koninklijke Vopak NV	4,694	167,545
†Lucas Bols NV	970	11,061
†Meltwater NV	14,993	25,059
Nedap NV	289	18,358
NN Group NV	10,182	376,914
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†OCI NV	7,368	$ 176,972
Ordina NV	8,314	51,487
†Pharming Group NV	58,731	68,840
PostNL NV	38,820	67,714
†Prosus NV	6,672	488,618
†QIAGEN NV	4,986	224,454
Randstad NV	7,918	417,593
RHI Magnesita NV	2,682	90,400
SBM Offshore NV	11,930	163,537
†SIF Holding NV	926	13,439
Signify NV	9,354	262,230
Sligro Food Group NV	1,675	28,816
Stellantis NV	82,000	1,441,439
TKH Group NV	3,347	166,122
†TomTom NV	3,375	26,237
Universal Music Group NV	10,238	227,435
Van Lanschot Kempen NV	3,092	103,693
Wolters Kluwer NV	9,120	1,157,998
		18,754,254
New Zealand–0.34%
†a2 Milk Co. Ltd.	10,828	35,552
†Air New Zealand Ltd.	113,751	54,607
Arvida Group Ltd.	28,456	22,061
†Auckland International Airport Ltd.	14,773	77,639
Briscoe Group Ltd.	2,316	5,842
Channel Infrastructure NZ Ltd.	12,916	11,652
Chorus Ltd.	42,566	220,218
Contact Energy Ltd.	10,593	52,723
EBOS Group Ltd.	2,018	45,596
Fisher & Paykel Healthcare Corp. Ltd.	6,282	94,593
Fletcher Building Ltd.	32,259	107,524
Freightways Group Ltd.	10,800	55,215
Genesis Energy Ltd.	19,893	33,394
†Gentrack Group Ltd.	3,379	8,718
Hallenstein Glasson Holdings Ltd.	5,127	19,319
Heartland Group Holdings Ltd.	37,957	39,600
Infratil Ltd.	10,382	64,781
KMD Brands Ltd.	50,540	31,016
Mainfreight Ltd.	1,406	62,231
Manawa Energy Ltd.	2,009	6,103
Mercury NZ Ltd.	5,919	23,658
Meridian Energy Ltd.	8,860	30,510
NZX Ltd.	18,823	13,387
Oceania Healthcare Ltd.	44,072	20,826
†Pacific Edge Ltd.	16,563	884
PGG Wrightson Ltd.	3,482	8,740
Port of Tauranga Ltd.	6,064	23,253
†Rakon Ltd.	8,646	4,788

LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Restaurant Brands New Zealand Ltd.	1,312	$ 5,032
Ryman Healthcare Ltd.	16,047	64,962
Sanford Ltd.	3,824	9,598
Scales Corp. Ltd.	10,942	21,153
Skellerup Holdings Ltd.	11,414	32,201
SKY Network Television Ltd.	10,160	15,235
SKYCITY Entertainment Group Ltd.	54,815	76,699
Spark New Zealand Ltd.	36,486	114,176
Steel & Tube Holdings Ltd.	4,332	2,978
Summerset Group Holdings Ltd.	17,424	102,679
†Synlait Milk Ltd.	5,619	5,731
†Tourism Holdings Ltd.	5,195	12,338
TOWER Ltd.	23,715	9,242
Vector Ltd.	4,460	10,979
†Vista Group International Ltd.	10,648	11,305
Warehouse Group Ltd.	6,110	6,600
†Xero Ltd.	744	59,609
		1,734,947
Norway–0.75%
ABG Sundal Collier Holding ASA	35,090	17,032
†Adevinta ASA	5,429	35,676
AF Gruppen ASA	1,402	17,372
†Akastor ASA	6,130	6,357
Aker ASA Class A	331	18,760
†Aker BioMarine ASA	1,763	5,628
Aker BP ASA	6,124	143,678
†Aker Carbon Capture ASA	4,619	6,062
Aker Solutions ASA	13,328	48,264
†AMSC ASA	4,751	17,683
†Atea ASA	6,074	88,278
Austevoll Seafood ASA	3,325	22,967
Avance Gas Holding Ltd.	3,582	30,198
Bakkafrost P	535	32,005
Belships ASA	13,155	20,654
†BLUENORD ASA	1,745	66,512
Bonheur ASA	1,345	32,580
Borregaard ASA	1,990	29,488
Bouvet ASA	3,710	22,480
†BW Energy Ltd.	2,134	5,120
BW Offshore Ltd.	8,430	20,522
†Cloudberry Clean Energy ASA	18,751	22,383
†Crayon Group Holding ASA	2,065	20,206
DNB Bank ASA	12,986	242,847
DNO ASA	52,313	46,072
Elkem ASA	27,481	63,608
Elopak ASA	4,472	9,728
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Equinor ASA	21,165	$ 616,300
Europris ASA	12,413	82,769
Frontline PLC	6,209	89,413
Gjensidige Forsikring ASA	2,038	32,648
Golden Ocean Group Ltd.	8,688	65,392
Grieg Seafood ASA	2,256	14,103
†Hexagon Composites ASA	6,210	15,785
†Kahoot! ASA	15,708	42,845
Kid ASA	946	6,644
Kitron ASA	5,845	23,737
†Kongsberg Automotive ASA	79,968	18,310
Kongsberg Gruppen ASA	886	40,272
Leroy Seafood Group ASA	7,631	28,958
†LINK Mobility Group Holding ASA	7,989	8,399
Medistim ASA	229	5,952
†Morrow Bank ASA	13,708	5,645
Mowi ASA	4,887	77,537
MPC Container Ships ASA	13,453	23,012
†NEL ASA	12,155	14,281
†Nordic Semiconductor ASA	4,536	55,337
Norsk Hydro ASA	28,068	167,321
Norske Skog ASA	2,906	11,433
†Norwegian Air Shuttle ASA	19,708	18,940
†NRC Group ASA	7,481	7,736
†Odfjell Drilling Ltd.	10,099	24,273
Odfjell SE Class A	1,261	10,477
OKEA ASA	5,631	16,114
Orkla ASA	6,595	47,421
Otello Corp. ASA	3,565	2,664
Pareto Bank ASA	2,045	9,535
†PGS ASA	58,875	32,593
Protector Forsikring ASA	2,334	35,981
Salmar ASA	683	27,524
Sandnes Sparebank	1,014	8,030
†SATS ASA	6,805	6,340
Scatec ASA	7,755	50,765
Schibsted ASA Class A	1,749	30,715
Schibsted ASA Class B	3,016	50,042
†Self Storage Group ASA	3,198	6,823
Selvaag Bolig ASA	3,629	10,921
†Siem Offshore, Inc.	8,784	19,530
Sparebank 1 Oestlandet	1,833	22,200
SpareBank 1 Sorost-Norge	3,572	16,839
SpareBank 1 SR-Bank ASA	8,495	102,961
Sparebanken More	3,012	21,663
Stolt-Nielsen Ltd.	1,310	33,384
Storebrand ASA	14,245	111,104
Telenor ASA	8,136	82,495
TGS ASA	7,420	110,564
TOMRA Systems ASA	2,960	47,619
Veidekke ASA	7,146	76,562
Wallenius Wilhelmsen ASA	6,016	41,695

LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†XXL ASA	9,596	$ 1,591
Yara International ASA	4,690	165,707
		3,789,061
Philippines–0.01%
Del Monte Pacific Ltd.	48,800	7,086
†TELUS International CDA, Inc.	3,104	47,119
		54,205
Poland–0.00%
†InPost SA	982	10,657
		10,657
Portugal–0.30%
Altri SGPS SA	6,939	31,526
†Banco Comercial Portugues SA Class R	698,928	167,586
Corticeira Amorim SGPS SA	735	7,756
CTT-Correios de Portugal SA	4,552	17,308
EDP - Energias de Portugal SA	39,725	194,162
EDP Renovaveis SA	4,961	99,138
Galp Energia SGPS SA	45,799	535,202
†Greenvolt-Energias Renovaveis SA	2,443	16,298
Jeronimo Martins SGPS SA	6,392	176,091
Mota-Engil SGPS SA	7,497	18,367
Navigator Co. SA	16,490	55,865
NOS SGPS SA	20,804	73,915
REN - Redes Energeticas Nacionais SGPS SA	15,882	43,249
Sonae SGPS SA	61,884	60,841
		1,497,304
Singapore–1.09%
AEM Holdings Ltd.	20,400	56,290
Aztech Global Ltd.	15,800	8,432
†Banyan Tree Holdings Ltd.	48,800	13,194
†Best World International Ltd.	5,336	7,236
Bukit Sembawang Estates Ltd.	10,600	31,736
BW LPG Ltd.	9,135	91,157
Capitaland Investment Ltd.	35,000	85,993
China Aviation Oil Singapore Corp. Ltd.	34,700	24,159
China Sunsine Chemical Holdings Ltd.	31,000	9,418
City Developments Ltd.	32,300	161,112
ComfortDelGro Corp. Ltd.	109,800	94,345
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	$ 10,697
CSE Global Ltd.	16,400	4,735
DBS Group Holdings Ltd.	28,995	677,114
Delfi Ltd.	22,000	21,010
DFI Retail Group Holdings Ltd.	16,600	45,726
Dyna-Mac Holdings Ltd.	55,100	15,752
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,199
First Resources Ltd.	41,400	42,712
Food Empire Holdings Ltd.	18,200	13,746
Frasers Property Ltd.	33,300	21,053
Frencken Group Ltd.	21,400	14,337
Fu Yu Corp. Ltd.	30,400	4,060
Genting Singapore Ltd.	65,700	45,811
Geo Energy Resources Ltd.	109,100	18,202
Golden Agri-Resources Ltd.	512,000	92,897
†Golden Energy & Resources Ltd.	47,500	6,333
Great Eastern Holdings Ltd.	2,900	37,882
GuocoLand Ltd.	27,500	30,753
Hafnia Ltd.	4,326	21,141
Ho Bee Land Ltd.	12,200	18,542
Hong Fok Corp. Ltd.	19,800	14,609
Hong Leong Asia Ltd.	17,600	8,201
Hotel Grand Central Ltd.	19,945	12,776
Hour Glass Ltd.	21,300	31,541
Hutchison Port Holdings Trust	478,100	92,437
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	22,176
Indofood Agri Resources Ltd.	26,500	6,270
Japfa Ltd.	41,800	6,645
Kenon Holdings Ltd.	1,036	24,235
Keppel Corp. Ltd.	33,400	166,223
Keppel Infrastructure Trust	193,846	73,214
=†Midas Holdings Ltd.	143,100	0
†Mm2 Asia Ltd.	118,600	3,508
Nanofilm Technologies International Ltd.	17,800	17,878
Netlink NBN Trust	101,100	63,986
Olam Group Ltd.	52,900	54,570
OUE Ltd.	20,900	16,227
Oversea-Chinese Banking Corp. Ltd.	41,313	375,824
Oxley Holdings Ltd.	104,878	9,849
Propnex Ltd.	16,800	12,562

LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Q&M Dental Group Singapore Ltd.	30,500	$ 6,551
QAF Ltd.	12,400	7,473
Raffles Medical Group Ltd.	63,213	63,675
†SATS Ltd.	15,611	29,864
SBS Transit Ltd.	4,800	9,228
†Seatrium Ltd.	1,821,740	168,966
Sembcorp Industries Ltd.	75,500	321,710
Sheng Siong Group Ltd.	38,200	46,346
†SIA Engineering Co. Ltd.	9,600	17,709
SIIC Environment Holdings Ltd.	68,260	10,864
Silverlake Axis Ltd.	35,500	8,006
Sinarmas Land Ltd.	50,600	7,483
Singapore Airlines Ltd.	58,750	311,259
Singapore Exchange Ltd.	41,000	291,969
Singapore Land Group Ltd.	14,500	21,866
Singapore Technologies Engineering Ltd.	49,000	133,705
Singapore Telecommunications Ltd.	55,600	102,981
Stamford Land Corp. Ltd.	89,838	25,907
StarHub Ltd.	49,400	38,024
Thomson Medical Group Ltd.	181,300	7,921
Tuan Sing Holdings Ltd.	55,645	12,549
UMS Holdings Ltd.	34,531	27,188
United Overseas Bank Ltd.	20,762	430,837
UOB-Kay Hian Holdings Ltd.	39,419	40,531
UOL Group Ltd.	22,100	105,335
Venture Corp. Ltd.	11,500	125,555
Vicom Ltd.	4,200	5,311
Wilmar International Ltd.	126,200	355,532
Wing Tai Holdings Ltd.	34,200	37,201
		5,526,051
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	7,695
		7,695
Spain–2.48%
Acciona SA	1,767	300,019
Acerinox SA	15,721	167,086
ACS Actividades de Construccion y Servicios SA	9,573	336,623
Aedas Homes SA	568	11,156
Aena SME SA	1,816	293,914
Almirall SA	4,210	34,807
†Amadeus IT Group SA	9,638	733,937
†Amper SA	80,575	8,915
Applus Services SA	8,262	88,793
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	9,361	$ 35,711
Banco Bilbao Vizcaya Argentaria SA	107,103	822,841
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	763,200
Banco de Sabadell SA	427,409	492,781
Banco Santander SA	260,971	966,151
Bankinter SA	38,338	235,962
CaixaBank SA	56,189	232,752
Cellnex Telecom SA	3,255	131,514
Cia de Distribucion Integral Logista Holdings SA	4,601	124,072
CIE Automotive SA	3,832	117,247
Construcciones y Auxiliar de Ferrocarriles SA	1,158	38,901
†Distribuidora Internacional de Alimentacion SA	883,558	13,803
Ebro Foods SA	4,342	76,566
†eDreams ODIGEO SA	3,178	22,791
Elecnor SA	2,740	38,869
Enagas SA	15,887	312,237
Ence Energia y Celulosa SA	6,937	21,898
Endesa SA	10,378	222,999
Ercros SA	10,000	34,817
Faes Farma SA	24,429	84,879
Fluidra SA	4,713	91,897
†Fomento de Construcciones y Contratas SA	2,354	30,362
Gestamp Automocion SA	15,571	73,092
Global Dominion Access SA	7,450	31,908
†Grifols SA	10,130	129,956
Grupo Catalana Occidente SA	2,582	79,417
Iberdrola SA	46,737	610,329
Iberpapel Gestion SA	881	14,564
Indra Sistemas SA	10,647	134,692
Industria de Diseno Textil SA	15,125	586,665
Laboratorios Farmaceuticos Rovi SA	1,704	78,914
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	26,803
Mapfre SA	89,119	177,171
†Melia Hotels International SA	10,355	71,978
Miquel y Costas & Miquel SA	1,868	23,482

LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Naturgy Energy Group SA	3,078	$ 91,757
†Neinor Homes SA	1,873	18,857
†Obrascon Huarte Lain SA	17,936	9,156
Pharma Mar SA	742	24,686
†Promotora de Informaciones SA Class A	23,606	9,788
Prosegur Cash SA	15,085	9,806
Prosegur Compania de Seguridad SA	21,566	38,298
†Realia Business SA	11,794	13,320
Redeia Corp. SA	16,123	271,141
Repsol SA	89,379	1,299,928
Sacyr SA	34,311	117,406
†Solaria Energia y Medio Ambiente SA	6,187	95,093
†Tecnicas Reunidas SA	856	7,807
Telefonica SA	279,650	1,135,367
Telefonica SA ADR	9,712	39,139
Tubacex SA	8,167	24,231
Unicaja Banco SA	109,754	115,494
Vidrala SA	1,258	118,924
Viscofan SA	2,727	188,489
		12,555,158
Sweden–2.69%
AAK AB	1,378	25,924
AcadeMedia AB	8,341	38,939
AddLife AB Class B	4,272	48,234
AddNode Group AB Class B	5,512	42,574
AddTech AB Class B	8,076	176,125
AFRY AB	4,672	69,069
Alfa Laval AB	2,303	84,008
Alimak Group AB	5,120	39,971
Alleima AB	4,855	22,112
Alligo AB Class B	927	9,454
Ambea AB	5,279	17,170
†Annehem Fastigheter AB Class B	2,992	4,944
AQ Group AB	373	14,848
ArcelorMittal SA	3,727	101,688
Arjo AB Class B	13,896	50,380
Assa Abloy AB Class B	4,869	117,036
Atlas Copco AB Class A	36,742	530,440
Atlas Copco AB Class B	20,952	261,240
Atrium Ljungberg AB Class B	1,884	32,664
†Attendo AB	8,480	24,846
Avanza Bank Holding AB	6,020	122,676
Axfood AB	3,690	78,094
BE Group AB	1,666	14,566
Beijer Alma AB	3,471	72,535
Beijer Ref AB	7,185	91,777
Bergman & Beving AB	2,044	32,711
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Besqab AB	2,583	$ 6,538
†Betsson AB Class B	9,414	100,252
Bilia AB Class A	7,797	81,356
Billerud AB	8,553	65,093
BioGaia AB Class B	1,227	13,197
Biotage AB	2,689	33,542
†Bjorn Borg AB	2,586	10,175
Boliden AB	10,840	314,123
Bonava AB Class B	6,842	11,507
Bravida Holding AB	10,775	103,643
Bufab AB	2,273	77,864
Bulten AB	815	7,513
†Byggmax Group AB	4,180	11,217
Castellum AB	8,026	76,829
Catena AB	1,422	52,133
Cellavision AB	841	14,316
Clas Ohlson AB Class B	3,191	23,941
Cloetta AB Class B	16,221	29,512
Concentric AB	2,269	43,311
Coor Service Management Holding AB	6,389	31,345
Corem Property Group AB Class B	20,233	9,500
CTT Systems AB	561	11,027
Dios Fastigheter AB	3,818	24,407
Dometic Group AB	18,128	119,547
Duni AB	3,070	30,172
†Dustin Group AB	4,792	13,281
Eastnine AB	1,862	19,232
Elanders AB Class B	1,811	20,015
Electrolux AB Class B	9,837	134,428
Electrolux Professional AB Class B	11,611	63,016
Elekta AB Class B	10,415	80,573
†Eltel AB	11,132	7,638
†Enea AB	1,287	5,038
Ependion AB	1,878	23,649
Epiroc AB Class A	10,326	195,594
Epiroc AB Class B	5,327	86,220
Essity AB Class A	759	20,152
Essity AB Class B	6,915	184,158
Evolution AB	1,583	200,604
Fabege AB	4,072	29,336
Fagerhult AB	6,695	42,459
†Fastighets AB Balder Class B	7,896	28,912
†Fastighets AB Trianon Class B	1,416	2,114
FastPartner AB Class A	1,287	4,833
Ferronordic AB	578	4,018
Fortnox AB	12,538	74,035
G5 Entertainment AB	477	8,830
GARO AB	2,571	14,988
Getinge AB Class B	4,677	82,052

LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Granges AB	9,560	$ 91,233
H & M Hennes & Mauritz AB Class B	16,057	276,137
Hanza AB	2,312	20,380
Heba Fastighets AB Class B	1,368	3,374
Hemnet Group AB	2,072	36,271
Hexagon AB Class B	10,304	126,742
Hexatronic Group AB	10,753	80,234
Hexpol AB	5,421	57,560
HMS Networks AB	2,098	102,732
Holmen AB Class B	1,974	70,947
Hufvudstaden AB Class A	3,015	35,825
†Humana AB	3,911	8,050
Husqvarna AB Class A	1,491	13,528
Husqvarna AB Class B	16,090	145,994
Indutrade AB	6,442	145,399
Instalco AB	8,466	42,311
Intrum AB	4,424	28,712
Inwido AB	6,076	55,297
ITAB Shop Concept AB	1,500	1,355
JM AB	3,305	44,102
Kabe Group AB Class B	418	9,108
†Karnov Group AB	3,802	17,354
Kindred Group PLC SDR	17,043	181,361
KNOW IT AB	1,633	26,407
Lagercrantz Group AB Class B	11,514	148,498
Lifco AB Class B	5,381	117,186
Lime Technologies AB	395	10,017
Lindab International AB	6,964	99,140
Loomis AB	6,231	181,961
Medicover AB Class B	2,085	31,654
MEKO AB	2,222	22,971
†Midsona AB Class B	1,338	982
MIPS AB	1,818	90,105
†Modern Times Group MTG AB Class B	6,589	42,012
Momentum Group AB	927	10,443
Munters Group AB	4,974	56,482
Mycronic AB	3,915	96,952
NCAB Group AB	7,542	58,694
NCC AB Class B	8,244	72,085
Nederman Holding AB	1,654	32,358
†Net Insight AB Class B	38,456	17,162
New Wave Group AB Class B	10,196	89,812
Nibe Industrier AB Class B	5,130	48,778
†Nobia AB	10,077	12,789
Nokian Renkaat Oyj	10,096	88,047
Nolato AB Class B	16,770	78,932
Nordic Waterproofing Holding AB	2,580	32,964
Nordnet AB publ	4,658	62,407
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Note AB	1,549	$ 32,614
NP3 Fastigheter AB	753	11,378
Nyfosa AB	5,432	30,069
OEM International AB Class B	3,426	31,135
†Orron Energy ab	2,834	2,985
†Ovzon AB	1,833	4,147
†OX2 AB	1,556	10,532
Peab AB Class B	14,960	59,518
Platzer Fastigheter Holding AB Class B	4,133	30,636
Pricer AB Class B	7,903	5,239
Proact IT Group AB	2,340	17,170
Probi AB	234	3,927
Ratos AB Class B	17,331	48,616
†RaySearch Laboratories AB	882	5,180
Rejlers AB	587	7,864
Resurs Holding AB	8,813	16,380
Rottneros AB	7,980	8,568
Saab AB Class B	1,118	60,524
Sagax AB Class B	1,757	34,745
Samhallsbyggnadsbolaget i Norden AB	23,162	8,878
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	3,511
Sandvik AB	22,171	432,871
Scandi Standard AB	5,314	25,208
†Scandic Hotels Group AB	8,740	35,458
†Sdiptech AB Class B	422	10,462
†Sectra AB Class B	6,541	109,744
Securitas AB Class B	19,209	157,778
†Sensys Gatso Group AB	1,884	13,538
†Sinch AB	19,255	43,480
Skandinaviska Enskilda Banken AB Class A	17,046	188,533
Skanska AB Class B	11,350	159,246
SKF AB Class A	1,577	27,319
SKF AB Class B	10,336	180,110
SkiStar AB	2,334	24,976
Solid Forsakring AB	881	5,187
SSAB AB Class A	13,409	95,416
SSAB AB Class B	47,966	332,502
†Stendorren Fastigheter AB	889	13,393
†Stillfront Group AB	48,955	81,840
Svenska Cellulosa AB SCA Class A	1,121	14,326
Svenska Cellulosa AB SCA Class B	9,378	119,710
Svenska Handelsbanken AB Class A	19,294	161,534
Svenska Handelsbanken AB Class B	1,909	19,026
Sweco AB Class B	6,900	76,026

LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Swedbank AB Class A	9,886	$ 166,837
†Swedish Orphan Biovitrum AB	2,725	53,261
Systemair AB	5,564	40,578
Tele2 AB Class B	22,850	188,976
Telefonaktiebolaget LM Ericsson Class A	2,154	12,263
Telefonaktiebolaget LM Ericsson Class B	88,862	482,814
Telia Co. AB	98,802	216,757
†Tethys Oil AB	1,814	8,195
†TF Bank AB	714	10,566
Thule Group AB	3,991	117,425
Trelleborg AB Class B	6,807	165,201
Troax Group AB	3,047	60,237
VBG Group AB Class B	1,159	19,589
†Viaplay Group AB Class B	2,319	13,305
Vitec Software Group AB Class B	1,204	60,501
Vitrolife AB	3,026	58,814
Volati AB	837	8,747
Volvo AB Class A	7,400	157,720
Volvo AB Class B	48,270	998,948
†Volvo Car AB Class B	9,788	38,944
Wallenstam AB Class B	5,579	18,921
Wihlborgs Fastigheter AB	9,872	71,456
		13,625,458
Switzerland–8.34%
ABB Ltd.	21,264	836,543
Accelleron Industries AG	2,558	61,457
Adecco Group AG	12,474	408,540
Alcon, Inc.	12,774	1,052,709
Allreal Holding AG	1,177	199,241
ALSO Holding AG	544	117,463
†Aluflexpack AG	1,925	33,551
†ams-OSRAM AG	20,315	146,408
APG SGA SA	98	20,475
Arbonia AG	5,155	58,313
†Aryzta AG	71,951	119,407
Ascom Holding AG	1,382	16,861
†Autoneum Holding AG	251	41,141
Baloise Holding AG	3,626	533,356
Banque Cantonale de Geneve	199	48,193
Banque Cantonale Vaudoise	2,070	218,644
Barry Callebaut AG	165	318,793
†Basilea Pharmaceutica AG	729	34,471
Bell Food Group AG	177	50,418
Bellevue Group AG	933	27,706
Berner Kantonalbank AG	447	115,864
BKW AG	1,119	197,839
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Bossard Holding AG Class A	510	$ 113,383
Bucher Industries AG	517	228,792
Burckhardt Compression Holding AG	258	151,505
Burkhalter Holding AG	316	32,511
Bystronic AG	97	64,494
Calida Holding AG	290	11,057
Carlo Gavazzi Holding AG	46	19,324
Cembra Money Bank AG	2,651	220,261
Chocoladefabriken Lindt & Spruengli AG	1	124,119
†Cicor Technologies Ltd.	245	11,770
Cie Financiere Richemont SA Class A	6,804	1,155,782
Cie Financiere Tradition SA	108	14,304
†Clariant AG	21,439	310,148
†Coca-Cola HBC AG	4,962	148,016
†Coltene Holding AG	332	26,283
Comet Holding AG	590	150,805
Daetwyler Holding AG	538	114,765
DKSH Holding AG	2,900	215,855
Dormakaba Holding AG	215	96,733
†DSM-Firmenich AG	3,790	407,858
†Dufry AG	6,405	292,145
†EFG International AG	9,157	93,124
Emmi AG	169	162,981
EMS-Chemie Holding AG	148	112,156
Energiedienst Holding AG	556	24,227
†Evolva Holding SA	235	1,177
Feintool International Holding AG	837	20,059
Fenix Outdoor International AG	263	18,167
Flughafen Zurich AG	1,637	340,502
Forbo Holding AG	87	124,933
Galenica AG	4,335	350,464
†GAM Holding AG	14,490	8,742
Geberit AG	981	514,126
Georg Fischer AG	6,060	455,776
Givaudan SA	150	497,541
Glencore PLC	312,944	1,774,354
†Gurit Holding AG Class BR	240	22,318
Helvetia Holding AG	2,865	388,306
†HOCHDORF Holding AG	78	1,725
†Holcim AG	13,361	900,627
Huber & Suhner AG	1,300	107,385
Hypothekarbank Lenzburg AG	7	33,786
Implenia AG	1,019	49,487
†Ina Invest Holding AG	203	4,151
Inficon Holding AG	151	182,456
Interroll Holding AG	41	126,887

LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Intershop Holding AG	54	$ 36,024
Investis Holding SA	307	31,487
Julius Baer Group Ltd.	13,400	845,641
Jungfraubahn Holding AG	551	92,537
Kardex Holding AG	449	100,984
Komax Holding AG	334	86,796
†Kudelski SA	1,531	2,890
Kuehne & Nagel International AG	1,883	557,795
†Landis & Gyr Group AG	1,668	143,458
LEM Holding SA	42	105,111
Liechtensteinische Landesbank AG	961	63,025
Logitech International SA	9,575	569,451
Lonza Group AG	785	469,204
Luzerner Kantonalbank AG	1,656	136,358
Medacta Group SA	449	61,147
Medmix AG	1,270	33,615
Metall Zug AG Class B	22	40,358
Mobilezone Holding AG	3,672	56,351
Mobimo Holding AG	595	160,504
†Molecular Partners AG	2,353	14,246
Nestle SA	38,707	4,656,124
Novartis AG	17,714	1,785,915
Novartis AG ADR	11,418	1,152,190
†Novavest Real Estate AG	237	9,824
OC Oerlikon Corp. AG	14,129	70,471
†Orascom Development Holding AG	824	5,874
Orior AG	492	42,082
Partners Group Holding AG	650	612,846
†Peach Property Group AG	389	5,781
†Phoenix Mecano AG	34	14,511
Plazza AG Class A	93	32,834
PSP Swiss Property AG	2,046	228,614
Rieter Holding AG	353	36,667
Roche Holding AG	10,477	3,209,824
Romande Energie Holding SA	625	37,114
Schaffner Holding AG	33	10,508
Schindler Holding AG	715	160,951
Schweiter Technologies AG	88	63,534
†Sensirion Holding AG	798	87,396
SFS Group AG	1,485	195,670
SGS SA	4,750	449,354
†Siegfried Holding AG	367	303,476
†Siemens Energy AG	15,490	273,891
†SIG Group AG	19,540	539,826
Sika AG	2,671	764,976
†Softwareone Holding AG	7,974	158,278
Sonova Holding AG	1,791	477,905
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
St Galler Kantonalbank AG	243	$ 131,736
Stadler Rail AG	1,091	42,624
STMicroelectronics NV	14,806	738,425
Straumann Holding AG	1,537	249,925
Sulzer AG	1,270	109,396
Swatch Group AG	2,899	406,799
Swiss Life Holding AG	969	567,531
Swiss Prime Site AG	6,112	530,926
Swiss Re AG	7,071	712,494
†Swiss Steel Holding AG	99,178	14,824
Swisscom AG	1,208	753,962
Swissquote Group Holding SA	868	180,658
Temenos AG	4,312	343,346
TX Group AG	202	24,179
†u-blox Holding AG	564	61,907
UBS Group AG	44,463	901,245
Valiant Holding AG	1,418	147,840
VAT Group AG	1,280	530,194
Vaudoise Assurances Holding SA	70	34,291
Vetropack Holding AG	950	44,048
Vontobel Holding AG	2,352	149,221
VP Bank AG Class A	349	32,909
VZ Holding AG	1,034	95,194
†V-ZUG Holding AG	220	17,574
Walliser Kantonalbank	94	11,602
Warteck Invest AG	8	17,831
Ypsomed Holding AG	215	64,897
Zehnder Group AG	646	52,308
Zug Estates Holding AG Class B	24	42,769
Zuger Kantonalbank AG	9	76,621
Zurich Insurance Group AG	2,797	1,330,501
		42,293,955
Taiwan–0.00%
†FIT Hon Teng Ltd.	117,000	20,853
		20,853
United Arab Emirates–0.01%
†Borr Drilling Ltd.	2,631	19,811
=†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	6,266	11,486
		31,297
United Kingdom–11.82%
4imprint Group PLC	2,541	154,738
†888 Holdings PLC	14,760	18,423
†Accesso Technology Group PLC	1,549	15,137
Admiral Group PLC	7,875	208,559
AG Barr PLC	6,257	37,348

LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Airtel Africa PLC	62,037	$ 84,932
AJ Bell PLC	20,836	84,942
Alfa Financial Software Holdings PLC	4,940	12,234
Alliance Pharma PLC	27,699	17,536
Anglo American PLC	23,649	673,369
Anglo-Eastern Plantations PLC	1,229	11,706
†Ascential PLC	18,868	53,053
Ashmore Group PLC	20,103	53,206
Ashtead Group PLC	10,564	732,411
†ASOS PLC	2,441	11,890
Associated British Foods PLC	8,573	217,093
†Aston Martin Lagonda Global Holdings PLC	7,485	33,810
AstraZeneca PLC	251	35,982
AstraZeneca PLC ADR	20,378	1,458,453
Auto Trader Group PLC	44,810	347,928
Aviva PLC	80,505	405,041
Avon Rubber PLC	1,962	21,230
B&M European Value Retail SA	48,122	340,815
†Babcock International Group PLC	42,799	153,739
BAE Systems PLC	19,509	230,035
Bakkavor Group PLC	16,224	19,574
Balfour Beatty PLC	49,129	212,638
Bank of Georgia Group PLC	3,870	143,761
Barclays PLC	289,426	565,419
Barclays PLC ADR	6,266	49,251
Barratt Developments PLC	58,404	306,955
Beazley PLC	20,261	151,901
Begbies Traynor Group PLC	6,705	11,219
Bellway PLC	10,220	258,413
Berkeley Group Holdings PLC	5,368	267,594
Bloomsbury Publishing PLC	5,977	33,096
Bodycote PLC	13,509	109,973
†Boohoo Group PLC	35,966	15,485
BP PLC	284,253	1,655,027
BP PLC ADR	48,671	1,717,600
Braemar PLC	3,535	10,460
Breedon Group PLC	10,088	41,766
British American Tobacco PLC	24,554	815,817
British American Tobacco PLC ADR	4,745	157,534
Britvic PLC	20,631	224,547
BT Group PLC	477,604	743,215
Bunzl PLC	4,747	180,899
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Burberry Group PLC	11,379	$ 307,045
Bytes Technology Group PLC	15,877	106,364
Camellia PLC	76	5,486
†Capita PLC	105,348	36,712
Capricorn Energy PLC	22,556	53,511
†Card Factory PLC	28,435	32,643
†Carnival PLC	1,149	19,199
†Carnival PLC ADR	2,117	35,883
Carr's Group PLC	4,050	7,664
†Cazoo Group Ltd.	155	183
Central Asia Metals PLC	13,232	30,282
Centrica PLC	449,453	708,671
Chemring Group PLC	20,014	71,932
Chesnara PLC	13,328	45,786
Clarkson PLC	579	21,766
Close Brothers Group PLC	12,123	136,007
CMC Markets PLC	11,645	22,746
Coats Group PLC	84,286	74,502
Coca-Cola Europacific Partners PLC	5,883	378,939
Compass Group PLC	11,840	331,557
Computacenter PLC	6,315	183,261
ConvaTec Group PLC	44,543	116,171
†Costain Group PLC	7,704	4,501
Cranswick PLC	2,938	121,200
Crest Nicholson Holdings PLC	28,366	68,054
Croda International PLC	2,019	144,327
Currys PLC	84,982	56,500
CVS Group PLC	4,289	107,752
†De La Rue PLC	5,613	3,422
†Deliveroo PLC	23,041	33,505
DFS Furniture PLC	17,021	23,346
Diageo PLC	15,003	644,993
Diageo PLC ADR	4,469	775,282
Diploma PLC	2,649	100,547
Direct Line Insurance Group PLC	100,129	173,121
DiscoverIE Group PLC	4,227	45,094
Diversified Energy Co. PLC	15,850	17,794
Domino's Pizza Group PLC	23,734	83,192
Dotdigital Group PLC	7,254	7,800
†Dowlais Group PLC	58,441	94,259
Dr Martens PLC	11,273	17,553
Drax Group PLC	31,091	229,016
DS Smith PLC	92,410	319,773
Dunelm Group PLC	9,635	137,171
DWF Group plc	15,197	11,580
†EasyJet PLC	15,233	93,605
EKF Diagnostics Holdings PLC	5,002	2,001
†Elementis PLC	50,751	65,743
EMIS Group PLC	3,771	65,612

LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Endeavour Mining PLC	14,556	$ 348,861
Energean PLC	5,026	65,362
†EnQuest PLC	185,362	35,080
Epwin Group PLC	9,797	8,461
†Ergomed PLC	553	6,848
†Esken Ltd.	7,351	256
Essentra PLC	15,514	31,958
=†πEvraz PLC	20,000	0
Experian PLC	19,781	759,214
FDM Group Holdings PLC	7,488	53,350
†Ferrexpo PLC	25,210	28,655
Fevertree Drinks PLC	3,109	48,131
Firstgroup PLC	55,434	102,708
FLEX LNG Ltd.	1,650	50,418
Forterra PLC	15,583	31,981
Foxtons Group PLC	30,068	14,415
†Frasers Group PLC	16,643	148,557
†Frontier Developments PLC	992	7,426
Fuller Smith & Turner PLC Class A	2,606	19,792
Future PLC	2,584	22,133
Galliford Try Holdings PLC	7,192	17,774
Games Workshop Group PLC	2,676	371,341
Gamma Communications PLC	4,520	65,517
†Gem Diamonds Ltd.	5,209	1,231
Genel Energy Plc	15,768	20,706
Genuit Group PLC	10,895	40,611
†Georgia Capital PLC	2,757	29,097
Gooch & Housego PLC	1,112	8,784
Goodwin PLC	187	10,217
Grainger PLC	57,793	166,758
†Greencore Group PLC	40,405	37,511
Greggs PLC	10,010	325,176
GSK PLC	18,980	336,374
Gulf Keystone Petroleum Ltd.	21,757	33,185
†Gym Group PLC	10,516	12,180
H&T Group PLC	1,906	10,534
Haleon PLC	37,711	218,741
Halfords Group PLC	18,444	50,502
Halma PLC	5,446	157,636
Harbour Energy PLC	18,291	53,169
Hargreaves Lansdown PLC	16,047	166,347
Harworth Group PLC	15,020	20,125
Hays PLC	93,860	121,889
Headlam Group PLC	2,792	8,829
Helical PLC	8,670	28,628
†Helios Towers PLC	56,888	67,514
Henry Boot PLC	9,398	25,064
Hill & Smith PLC	3,711	70,789
Hilton Food Group PLC	5,422	42,968
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hiscox Ltd.	14,388	$ 199,477
Hochschild Mining PLC	22,075	19,897
Hollywood Bowl Group PLC	7,810	24,747
Howden Joinery Group PLC	41,576	339,691
HSBC Holdings PLC ADR	43,094	1,707,384
HSBC Holdings PLC (London Shares)	30,517	241,629
Hunting PLC	13,315	33,719
Ibstock PLC	28,431	50,514
IMI PLC	20,054	418,329
Impax Asset Management Group PLC	5,561	40,220
Imperial Brands PLC	29,271	647,897
Inchcape PLC	32,613	322,754
†Indivior PLC	11,618	268,981
Informa PLC	29,384	271,307
IntegraFin Holdings PLC	14,064	42,331
InterContinental Hotels Group PLC	412	28,480
InterContinental Hotels Group PLC ADR	3,029	213,393
†International Consolidated Airlines Group SA	7,894	16,290
International Distributions Services PLC	77,199	217,003
Intertek Group PLC	5,776	313,105
Investec PLC	47,817	267,687
Iomart Group PLC	7,195	15,790
†IQE PLC	58,773	15,861
ITV PLC	323,959	281,620
†IWG PLC	61,700	108,200
†J D Wetherspoon PLC	4,879	41,670
J Sainsbury PLC	116,451	398,085
†James Fisher & Sons PLC	3,307	16,842
James Halstead PLC	11,698	31,347
JD Sports Fashion PLC	100,803	187,251
JET2 PLC	4,940	78,177
†John Wood Group PLC	59,570	102,630
Johnson Matthey PLC	11,170	247,971
Johnson Service Group PLC	23,518	30,824
Jupiter Fund Management PLC	34,225	46,869
Just Group PLC	95,906	94,761
Kainos Group PLC	5,993	94,069
Keller Group PLC	6,436	57,216
†Kier Group PLC	20,024	19,098
†Kin & Carta PLC	6,598	5,279
Kingfisher PLC	132,096	389,318
Lancashire Holdings Ltd.	17,047	125,287
Legal & General Group PLC	155,147	449,197

LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Liberty Global PLC Class A	1,294	$ 21,817
†Liberty Global PLC Class C	3,168	56,295
Liontrust Asset Management PLC	1,626	14,828
Lloyds Banking Group PLC	725,888	402,395
Lloyds Banking Group PLC ADR	169,630	373,186
London Stock Exchange Group PLC	2,546	270,979
Lookers PLC	29,788	45,246
LSL Property Services PLC	6,396	22,744
Luceco PLC	14,452	22,906
Macfarlane Group PLC	14,596	20,020
Man Group PLC	128,131	355,830
†Marks & Spencer Group PLC	156,383	383,330
Marshalls PLC	11,365	34,727
†Marston's PLC	45,699	17,062
†McBride PLC	15,062	5,060
Me Group International PLC	14,970	31,103
Mears Group PLC	12,639	46,710
Medica Group PLC	7,239	19,398
Melrose Industries PLC	58,441	376,540
†Metro Bank Holdings PLC	6,365	9,619
Midwich Group PLC	1,944	10,801
†Mitchells & Butlers PLC	24,688	64,136
Mitie Group PLC	80,923	99,179
MJ Gleeson PLC	2,085	9,903
Mobico Group PLC	43,564	53,901
Mondi PLC	17,148	261,617
Moneysupermarket.com Group PLC	35,323	121,481
Morgan Advanced Materials PLC	24,596	85,723
Morgan Sindall Group PLC	3,198	74,567
Mortgage Advice Bureau Holdings Ltd.	3,472	26,016
†Motorpoint group PLC	3,394	4,112
MP Evans Group PLC	2,058	18,279
†N Brown Group PLC	7,054	2,092
National Grid PLC	6,106	80,956
National Grid PLC ADR	5,177	348,567
NatWest Group PLC	92,652	283,190
NCC Group PLC	15,754	19,347
Next 15 Group PLC	4,840	41,737
Next PLC	3,812	334,260
Nichols PLC	578	7,076
Norcros PLC	5,059	10,858
Numis Corp. PLC	6,867	28,998
†Ocado Group PLC	2,911	21,065
Odfjell Technology Ltd.	1,683	6,945
†On the Beach Group PLC	10,599	12,949
OSB Group PLC	32,094	196,439
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Oxford Instruments PLC	3,404	$ 118,020
Pagegroup PLC	30,187	153,893
Pan African Resources PLC	117,245	18,728
PayPoint PLC	4,583	28,174
Pearson PLC	19,586	205,336
Pearson PLC ADR	512	5,366
†Pendragon PLC	139,742	31,342
Pennon Group PLC	12,046	108,842
Persimmon PLC	16,967	221,075
†Petrofac Ltd.	31,142	31,245
Pets at Home Group PLC	41,674	199,319
Pharos Energy PLC	14,884	4,159
Phoenix Group Holdings PLC	35,739	241,808
†Playtech PLC	19,897	149,088
Polar Capital Holdings PLC	4,376	28,677
Porvair PLC	1,608	12,947
PPHE Hotel Group Ltd.	770	10,954
Premier Foods PLC	53,193	86,065
Prudential PLC	11,935	168,563
Prudential PLC ADR	99	2,804
PZ Cussons PLC	17,088	35,176
QinetiQ Group PLC	33,003	148,753
†Rank Group PLC	8,180	9,184
Reach PLC	25,344	21,436
Reckitt Benckiser Group PLC	8,663	651,031
Redde Northgate PLC	22,698	108,099
Redrow PLC	25,611	143,783
RELX PLC	8,237	274,781
RELX PLC ADR	17,341	579,710
Renew Holdings PLC	2,294	21,628
†Renewi PLC	5,538	36,218
Renishaw PLC	1,586	78,595
Rentokil Initial PLC	32,262	252,247
†Restaurant Group PLC	41,294	19,928
Ricardo PLC	2,769	20,177
Rightmove PLC	33,528	222,735
Rio Tinto PLC	12,483	793,290
Rio Tinto PLC ADR	17,569	1,121,605
Robert Walters PLC	3,858	20,187
†Rolls-Royce Holdings PLC	140,122	269,455
Rotork PLC	43,440	168,314
RS GROUP PLC	16,582	160,446
RWS Holdings PLC	5,347	15,985
Sabre Insurance Group PLC	12,837	22,074
†Saga PLC	13,212	20,068
Sage Group PLC	11,769	138,249
†Savannah Energy PLC	28,585	9,344
Savills PLC	12,100	130,784
Schroders PLC	26,763	148,899

LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Senior PLC	33,287	$ 74,149
Serco Group PLC	95,919	189,669
Serica Energy PLC	15,438	41,248
Severfield PLC	10,593	9,148
Severn Trent PLC	6,394	208,446
Shell PLC	58,563	1,747,032
Shell PLC ADR	77,718	4,692,613
†SIG PLC	58,377	25,689
Smart Metering Systems PLC	5,485	48,023
Smith & Nephew PLC	7,796	125,775
Smith & Nephew PLC ADR	3,380	109,005
Smiths Group PLC	11,270	235,788
Softcat PLC	8,387	151,108
Spectris PLC	3,913	178,787
Speedy Hire PLC	45,398	20,814
Spirax-Sarco Engineering PLC	1,207	159,087
Spire Healthcare Group PLC	26,170	70,626
Spirent Communications PLC	35,761	74,301
SSE PLC	12,978	304,335
†SSP Group PLC	37,225	118,568
St. James's Place PLC	6,081	84,097
†Staffline Group PLC	10,355	3,419
Standard Chartered PLC	69,090	601,089
SThree PLC	11,172	48,454
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	7,029
Subsea 7 SA	8,064	100,439
†Superdry PLC	2,865	2,871
†Synthomer PLC	23,821	22,054
Tate & Lyle PLC	21,159	195,090
Tatton Asset Management PLC	5,219	29,528
Taylor Wimpey PLC	214,625	280,384
Telecom Plus PLC	4,472	95,982
Tesco PLC	188,088	593,332
TI Fluid Systems PLC	14,153	24,553
Topps Tiles PLC	15,052	9,176
TORM PLC Class A	3,804	91,661
TP ICAP Group PLC	56,555	108,599
TT Electronics PLC	12,612	25,243
†Tullow Oil PLC	65,046	23,329
Tyman PLC	15,851	51,635
Unilever PLC	33,876	1,765,873
United Utilities Group PLC	13,466	164,655
Vanquis Banking Group PLC	16,016	38,687
Vertu Motors PLC	36,292	32,909
Vesuvius PLC	14,492	73,419
Victrex PLC	4,142	73,319
VIDENDUM PLC	2,446	21,496
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Virgin Money U.K. PLC	101,303	$ 192,902
Vistry Group PLC	18,196	152,634
Vodafone Group PLC	635,457	599,127
Vodafone Group PLC ADR	18,239	172,359
Volex PLC	4,256	15,324
Volution Group PLC	3,468	16,657
Vp PLC	1,013	7,783
†Watches of Switzerland Group PLC	18,564	143,933
Watkin Jones PLC	10,791	9,785
Weir Group PLC	9,625	214,884
WH Smith PLC	9,159	180,588
Whitbread PLC	9,073	390,561
Wincanton PLC	9,853	31,471
†Wise PLC Class A	2,898	24,223
WPP PLC	18,616	195,129
WPP PLC ADR	421	22,010
†Xaar PLC	886	1,949
XP Power Ltd.	57	1,429
Young & Co.'s Brewery PLC Class A	2,151	32,781
Zotefoams PLC	3,613	15,463
		59,899,907
United States–0.25%
ADTRAN Holdings, Inc.	4,117	43,373
†Frontage Holdings Corp.	64,000	16,360
GSK PLC	22,438	799,690
†Noble Corp. PLC	1,131	46,018
Primo Water Corp.	8,293	103,946
†REC Silicon ASA	10,625	15,902
Waste Connections, Inc.	1,854	264,992
		1,290,281
Total Common Stock (Cost $445,850,849)		500,337,531
ΔCONVERTIBLE PREFERRED STOCK–0.03%
Germany–0.03%
†Dr Ing hc F Porsche AG	1,119	139,012
Total Convertible Preferred Stock (Cost $140,667)		139,012
ΔPREFERRED STOCKS–0.49%
Germany–0.49%
Bayerische Motoren Werke AG 8.22%	1,479	168,539
Draegerwerk AG & Co. KGaA 0.43%	847	40,261
Fuchs Petrolub SE 2.96%	5,147	203,640
Henkel AG & Co. KGaA 2.52%	2,634	210,657
Jungheinrich AG 2.03%	4,759	174,462
Porsche Automobil Holding SE 4.64%	3,982	239,993

LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Sartorius AG 0.45%	686	$ 237,671
Schaeffler AG 7.91%	9,333	57,610
Sixt SE 8.60%	1,325	103,631
STO SE & Co. KGaA 3.25%	210	35,230
Villeroy & Boch AG 6.80%	830	16,181
Volkswagen AG 22.62%	7,239	973,448
Total Preferred Stocks (Cost $2,763,051)		2,461,323
ΔRIGHTS–0.00%
Austria–0.00%
=†Lenzing AG	820	4,778
=†S Immo AG	2,366	0
=†Strabag SE	1,593	0
		4,778
Japan–0.00%
=†Tess Holdings Co. Ltd.	1,600	5,792
		5,792
Netherlands–0.00%
†SIF Holding NV	926	157
		157
Spain–0.00%
†Sacyr SA	34,311	3,074
		3,074
Total Rights (Cost $20,318)		13,801
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Australia–0.00%
=†Decmil Group Ltd. exp 9/06/23 exercise price AUD 1.0000	1,097	$ 0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Macau–0.00%
†MECOM Power & Construction Ltd. exp 5/24/24 exercise price HKD 1.7800	9,300	78
		78
Total Warrants (Cost $0)		78

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	23,921	23,921
Total Money Market Fund (Cost $23,921)		23,921

TOTAL INVESTMENTS–99.23% (Cost $448,798,806)	502,975,666
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	3,878,635
NET ASSETS APPLICABLE TO 43,654,213 SHARES OUTSTANDING–100.00%	$506,854,301
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($348,473,673 / 29,981,314 Shares)	$11.623
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($158,380,628 / 13,672,899 Shares)	$11.584
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$469,929,563
Distributable earnings/(accumulated loss)	36,924,738
TOTAL NET ASSETS	$506,854,301

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$ 0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

★ Includes $54,816 expense reimbursement receivable from Lincoln Financial Investments Corporation, $151,080 payable for securities purchased, $27,402 payable for fund shares redeemed, $232,458 other accrued expenses payable, $283,805 due to manager and affiliates and $61,918 Payable for custodian fee as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
EUR–Euro
GDR–Global Depository Receipt
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$11,882,931
Foreign taxes withheld	(1,241,361)
10,641,570
EXPENSES:
Management fees	1,458,462
Distribution fees-Service Class	195,159
Pricing fees	159,707
Professional fees	93,374
Custodian fees	75,009
Shareholder servicing fees	72,923
Accounting and administration expenses	56,849
Trustees’ fees and expenses	8,663
Reports and statements to shareholders	3,631
Consulting fees	1,317
Other	6,663
2,131,757
Less:
Expenses reimbursed	(377,552)
Total operating expenses	1,754,205
NET INVESTMENT INCOME	8,887,365
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	918,770
Foreign currencies	(89,621)
Net realized gain	829,149
Net change in unrealized appreciation (depreciation) of:
Investments	33,662,010
Foreign currencies	15,639
Net change in unrealized appreciation (depreciation)	33,677,649
NET REALIZED AND UNREALIZED GAIN	34,506,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,394,163
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,887,365	$ 13,385,852
Net realized gain	829,149	7,972,569
Net change in unrealized appreciation (depreciation)	33,677,649	(93,097,112)
Net increase (decrease) in net assets resulting from operations	43,394,163	(71,738,691)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,009,076)
Service Class	—	(4,713,499)
	—	(16,722,575)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,169,967	47,476,815
Service Class	8,792,868	52,839,364
Reinvestment of dividends and distributions:
Standard Class	—	12,009,076
Service Class	—	4,713,499
	16,962,835	117,038,754
Cost of shares redeemed:
Standard Class	(33,849,711)	(55,993,753)
Service Class	(15,730,778)	(24,063,377)
	(49,580,489)	(80,057,130)
Increase (decrease) in net assets derived from capital share transactions	(32,617,654)	36,981,624
NET INCREASE (DECREASE) IN NET ASSETS	10,776,509	(51,479,642)
NET ASSETS:
Beginning of period	496,077,792	547,557,434
End of period	$506,854,301	$496,077,792
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.668	$ 12.760	$ 11.539	$ 10.972	$ 9.291	$ 11.499
Income (loss) from investment operations:
Net investment income[2]	0.204	0.312	0.280	0.181	0.257	0.241
Net realized and unrealized gain (loss)	0.751	(2.030)	1.235	0.569	1.671	(2.252)
Total from investment operations	0.955	(1.718)	1.515	0.750	1.928	(2.011)
Less dividends and distributions from:
Net investment income	—	(0.374)	(0.294)	(0.183)	(0.247)	(0.197)
Total dividends and distributions	—	(0.374)	(0.294)	(0.183)	(0.247)	(0.197)
Net asset value, end of period	$ 11.623	$ 10.668	$ 12.760	$ 11.539	$ 10.972	$ 9.291
Total return[3]	8.95%	(13.42%)	13.22%	6.86%	20.85%	(17.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$348,474	$ 343,995	$407,047	$373,079	$338,633	$ 262,312
Ratio of expenses to average net assets	0.62%	0.62%	0.63%	0.65%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.72%	0.76%	0.87%	1.00%
Ratio of net investment income to average net assets	3.61%	2.81%	2.21%	1.84%	2.50%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.46%	2.66%	2.12%	1.73%	2.31%	1.87%
Portfolio turnover	3%	15%	12%	18%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.645	$ 12.739	$ 11.522	$ 10.960	$ 9.285	$ 11.493
Income (loss) from investment operations:
Net investment income[2]	0.189	0.283	0.248	0.156	0.231	0.213
Net realized and unrealized gain (loss)	0.750	(2.026)	1.234	0.565	1.668	(2.246)
Total from investment operations	0.939	(1.743)	1.482	0.721	1.899	(2.033)
Less dividends and distributions from:
Net investment income	—	(0.351)	(0.265)	(0.159)	(0.224)	(0.175)
Total dividends and distributions	—	(0.351)	(0.265)	(0.159)	(0.224)	(0.175)
Net asset value, end of period	$ 11.584	$ 10.645	$ 12.739	$ 11.522	$ 10.960	$ 9.285
Total return[3]	8.82%	(13.64%)	12.94%	6.61%	20.53%	(17.75%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,381	$ 152,083	$140,511	$112,482	$ 95,734	$ 63,201
Ratio of expenses to average net assets	0.87%	0.87%	0.88%	0.90%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	0.97%	1.01%	1.12%	1.25%
Ratio of net investment income to average net assets	3.36%	2.56%	1.96%	1.59%	2.25%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.21%	2.41%	1.87%	1.48%	2.06%	1.62%
Portfolio turnover	3%	15%	12%	18%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $1,791,681 and $1,790,548 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 332,060	$ 471,517	$ 709,910	$ 1,513,487
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$20,751
Legal	3,329
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional International Core Equity Fund-56

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,069 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 54,816
Management fees payable to LFI	239,629
Distribution fees payable to LFD	32,195
Shareholder servicing fees payable to Lincoln Life	11,981
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$13,700,194
Sales	38,364,932
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$448,798,806
Aggregate unrealized appreciation of investments	$110,029,246
Aggregate unrealized depreciation of investments	(55,852,386)
Net unrealized appreciation of investments	$ 54,176,860
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Core Equity Fund-57

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 2,526,089	$ 29,218,528	$11,205	$ 31,755,822
Austria	192,721	2,657,660	—	2,850,381
Belgium	194,840	5,755,734	—	5,950,574
Britain	25,256	186,410	—	211,666
Canada	53,915,223	75,197	—	53,990,420
Chile	—	142,505	—	142,505
China	5,156	222,504	—	227,660
Colombia	16,470	—	—	16,470
Denmark	644,734	12,701,346	—	13,346,080
Faeroe Islands	—	259,705	—	259,705
Finland	224,201	6,898,061	—	7,122,262
France	1,007,533	41,307,872	—	42,315,405
Georgia	73,090	—	—	73,090
Germany	653,615	33,470,236	—	34,123,851
Greenland	—	801,604	—	801,604
Guernsey	—	—	—*	—
Hong Kong	182,117	10,135,079	4,565	10,321,761
Ireland	1,995,303	3,097,953	—	5,093,256
Isle Of Man	9,061	155,149	—	164,210
Israel	680,692	3,434,096	—	4,114,788
Italy	258,498	11,393,920	—	11,652,418
Japan	384,482	112,554,140	32,569	112,971,191
Jersey	—	129,639	—	129,639
Jordan	—	215,981	—	215,981
Luxembourg	167,705	1,080,367	—	1,248,072
Macau	—	71,073	—	71,073
Malta	—	4,840	—	4,840
Mexico	—	59,570	—	59,570
Mongolia	—	12,154	—	12,154
Netherlands	4,763,632	13,990,622	—	18,754,254
New Zealand	334,479	1,400,468	—	1,734,947
Norway	389,742	3,399,319	—	3,789,061
Philippines	47,119	7,086	—	54,205
Poland	—	10,657	—	10,657
Portugal	81,671	1,415,633	—	1,497,304
Singapore	155,708	5,370,343	—*	5,526,051
South Africa	—	7,695	—	7,695
Spain	1,088,072	11,467,086	—	12,555,158
Sweden	553,087	13,072,371	—	13,625,458
Switzerland	4,222,425	38,071,530	—	42,293,955
Taiwan	—	20,853	—	20,853
United Arab Emirates	19,811	11,486	—*	31,297
United Kingdom	23,034,712	36,865,195	—*	59,899,907
United States	1,168,628	121,653	—	1,290,281
Convertible Preferred Stock	—	139,012	—	139,012
Preferred Stocks	—	2,461,323	—	2,461,323
LVIP Dimensional International Core Equity Fund-58

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Rights	$ 3,231	$ —	$10,570	$ 13,801
Warrants	78	—	—*	78
Money Market Fund	23,921	—	—	23,921
Total Investments	$99,043,102	$403,873,655	$58,909	$502,975,666

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	715,816	4,237,145
Service Class	774,181	4,954,860
Shares reinvested:
Standard Class	—	1,135,680
Service Class	—	445,770
	1,489,997	10,773,455
Shares redeemed:
Standard Class	(2,979,979)	(5,026,960)
Service Class	(1,388,152)	(2,143,824)
	(4,368,131)	(7,170,784)
Net increase (decrease)	(2,878,134)	3,602,671
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP Dimensional International Core Equity Fund-59

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-60

LVIP Dimensional International Core Equity Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Core Equity Fund-61

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Dimensional U.S. Core Equity 1 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,131.80	0.40%	$2.11
Service Class Shares	1,000.00	1,129.80	0.75%	3.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.40%	$2.01
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.71%
Aerospace & Defense	1.55%
Air Freight & Logistics	0.70%
Automobile Components	0.50%
Automobiles	1.32%
Banks	4.39%
Beverages	1.37%
Biotechnology	2.15%
Broadline Retail	2.27%
Building Products	1.19%
Capital Markets	2.72%
Chemicals	2.15%
Commercial Services & Supplies	0.84%
Communications Equipment	0.81%
Construction & Engineering	0.58%
Construction Materials	0.26%
Consumer Finance	0.91%
Consumer Staples Distribution & Retail	1.90%
Containers & Packaging	0.69%
Distributors	0.19%
Diversified Consumer Services	0.24%
Diversified Telecommunication Services	0.94%
Electric Utilities	1.36%
Electrical Equipment	0.77%
Electronic Equipment, Instruments & Components	1.49%
Energy Equipment & Services	0.61%
Entertainment	0.98%
Financial Services	3.45%
Food Products	1.22%
Gas Utilities	0.17%
Ground Transportation	1.33%
Health Care Equipment & Supplies	2.00%
Health Care Providers & Services	2.69%
Health Care Technology	0.12%
Hotels, Restaurants & Leisure	2.11%
Household Durables	1.17%
Household Products	1.16%
Independent Power and Renewable Electricity Producers	0.17%
Industrial Conglomerates	0.53%
Insurance	2.84%
Interactive Media & Services	3.52%
IT Services	1.22%
Leisure Products	0.24%
Life Sciences Tools & Services	1.18%
Machinery	2.87%
Security Type/Sector	Percentage of Net Assets
Marine Transportation	0.07%
Media	1.30%
Metals & Mining	1.12%
Multi-Utilities	0.61%
Oil, Gas & Consumable Fuels	5.67%
Paper & Forest Products	0.06%
Passenger Airlines	0.37%
Personal Care Products	0.25%
Pharmaceuticals	3.63%
Professional Services	1.42%
Real Estate Management & Development	0.30%
Semiconductors & Semiconductor Equipment	5.93%
Software	7.19%
Specialty Retail	2.69%
Technology Hardware, Storage & Peripherals	5.67%
Textiles, Apparel & Luxury Goods	0.75%
Tobacco	0.42%
Trading Companies & Distributors	1.08%
Water Utilities	0.13%
Wireless Telecommunication Services	0.18%
Preferred Stocks	0.01%
Rights	0.00%
Money Market Fund	0.23%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	5.28%
Microsoft Corp.	4.59%
Amazon.com, Inc.	2.06%
Meta Platforms, Inc. Class A	1.44%
Exxon Mobil Corp.	1.41%
NVIDIA Corp.	1.33%
Berkshire Hathaway, Inc. Class B	1.07%
JPMorgan Chase & Co.	1.06%
Tesla, Inc.	0.98%
Alphabet, Inc. Class A	0.97%
Total	20.19%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–1.55%
†AAR Corp.	5,389	$ 311,269
†Aerojet Rocketdyne Holdings, Inc.	7,418	407,026
†AeroVironment, Inc.	1,264	129,282
†AerSale Corp.	2,240	32,928
†Astronics Corp.	3,806	74,247
†Axon Enterprise, Inc.	1,811	353,362
†Boeing Co.	13,849	2,924,355
BWX Technologies, Inc.	5,833	417,468
Curtiss-Wright Corp.	3,613	663,563
†Ducommun, Inc.	1,600	69,712
General Dynamics Corp.	6,623	1,424,938
HEICO Corp.	3,064	480,911
Hexcel Corp.	8,199	623,288
Howmet Aerospace, Inc.	15,822	784,138
Huntington Ingalls Industries, Inc.	3,462	787,951
Kaman Corp.	3,636	88,464
†Kratos Defense & Security Solutions, Inc.	8,962	128,515
L3Harris Technologies, Inc.	5,243	1,026,422
Lockheed Martin Corp.	8,961	4,125,465
†Mercury Systems, Inc.	3,446	119,197
Moog, Inc. Class A	3,369	365,301
National Presto Industries, Inc.	1,066	78,031
Northrop Grumman Corp.	2,787	1,270,315
Park Aerospace Corp.	2,423	33,437
†Parsons Corp.	4,776	229,917
Raytheon Technologies Corp.	34,807	3,409,694
Textron, Inc.	9,122	616,921
TransDigm Group, Inc.	1,617	1,445,873
†Triumph Group, Inc.	3,400	42,058
†V2X, Inc.	1,921	95,205
Woodward, Inc.	4,565	542,824
		23,102,077
Air Freight & Logistics–0.70%
†Air Transport Services Group, Inc.	8,512	160,621
CH Robinson Worldwide, Inc.	6,928	653,657
Expeditors International of Washington, Inc.	9,387	1,137,047
FedEx Corp.	12,004	2,975,792
Forward Air Corp.	2,174	230,683
†GXO Logistics, Inc.	9,670	607,469
†Hub Group, Inc. Class A	2,675	214,856
†Radiant Logistics, Inc.	2,507	16,847
United Parcel Service, Inc. Class B	24,810	4,447,193
		10,444,165
Automobile Components–0.50%
†Adient PLC	7,115	272,647
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	16,351	$ 135,223
†Aptiv PLC	7,711	787,216
Autoliv, Inc.	9,198	782,198
BorgWarner, Inc.	22,830	1,116,615
†Cooper-Standard Holdings, Inc.	2,502	35,679
Dana, Inc.	13,970	237,490
†Dorman Products, Inc.	2,903	228,844
†Fox Factory Holding Corp.	3,534	383,474
Gentex Corp.	21,709	635,205
†Gentherm, Inc.	1,903	107,539
†Goodyear Tire & Rubber Co.	28,808	394,093
LCI Industries	2,502	316,153
Lear Corp.	6,113	877,521
†Modine Manufacturing Co.	8,303	274,165
†Motorcar Parts of America, Inc.	2,029	15,704
Patrick Industries, Inc.	3,021	241,680
†QuantumScape Corp.	18,068	144,363
Standard Motor Products, Inc.	2,906	109,033
†Stoneridge, Inc.	3,532	66,578
†Superior Industries International, Inc.	3,283	11,819
†Visteon Corp.	1,685	241,983
		7,415,222
Automobiles–1.32%
Ford Motor Co.	107,700	1,629,501
General Motors Co.	54,199	2,089,914
Harley-Davidson, Inc.	15,921	560,578
†Lucid Group, Inc.	21,024	144,855
†Tesla, Inc.	55,446	14,514,099
Thor Industries, Inc.	4,199	434,597
Winnebago Industries, Inc.	2,981	198,803
		19,572,347
Banks–4.39%
1st Source Corp.	3,376	141,556
ACNB Corp.	150	4,976
Amalgamated Financial Corp.	3,720	59,855
Amerant Bancorp, Inc.	1,464	25,166
American National Bankshares, Inc.	279	8,085
Ameris Bancorp	8,107	277,340
Arrow Financial Corp.	527	10,614
Associated Banc-Corp.	16,938	274,904
Atlantic Union Bankshares Corp.	7,033	182,506
†Axos Financial, Inc.	7,624	300,691
Banc of California, Inc.	7,463	86,422
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
BancFirst Corp.	3,473	$ 319,516
†Bancorp, Inc.	6,649	217,090
Bank of America Corp.	203,468	5,837,497
Bank of Hawaii Corp.	3,306	136,306
Bank of Marin Bancorp	800	14,136
Bank of NT Butterfield & Son Ltd.	6,133	167,799
Bank OZK	13,694	549,951
BankUnited, Inc.	9,140	196,967
Banner Corp.	3,850	168,130
Bar Harbor Bankshares	127	3,129
BayCom Corp.	863	14,395
BCB Bancorp, Inc.	1,717	20,158
Berkshire Hills Bancorp, Inc.	5,646	117,042
†Blue Foundry Bancorp	1,457	14,730
Blue Ridge Bankshares, Inc.	1,073	9,496
BOK Financial Corp.	5,728	462,708
†Bridgewater Bancshares, Inc.	2,389	23,532
Brookline Bancorp, Inc.	9,434	82,453
Business First Bancshares, Inc.	4,431	66,775
Byline Bancorp, Inc.	2,137	38,658
Cadence Bank	17,713	347,883
Cambridge Bancorp	434	23,571
Camden National Corp.	1,998	61,878
Capital Bancorp, Inc.	557	10,082
Capital City Bank Group, Inc.	800	24,512
Capitol Federal Financial, Inc.	17,349	107,043
Capstar Financial Holdings, Inc.	1,067	13,092
†Carter Bankshares, Inc.	2,800	41,412
Cathay General Bancorp	8,683	279,506
Central Pacific Financial Corp.	5,001	78,566
Central Valley Community Bancorp	2,384	36,833
Citigroup, Inc.	54,210	2,495,828
Citizens & Northern Corp.	836	16,135
Citizens Financial Group, Inc.	19,084	497,711
City Holding Co.	2,141	192,669
Civista Bancshares, Inc.	1,212	21,089
CNB Financial Corp.	543	9,584
†Coastal Financial Corp.	775	29,179
Codorus Valley Bancorp, Inc.	594	11,648
Columbia Banking System, Inc.	19,686	399,232
†Columbia Financial, Inc.	6,136	106,091
Comerica, Inc.	8,347	353,579
Commerce Bancshares, Inc.	11,512	560,634
Community Bank System, Inc.	5,191	243,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Community Trust Bancorp, Inc.	2,467	$ 87,751
ConnectOne Bancorp, Inc.	5,185	86,019
†CrossFirst Bankshares, Inc.	1,345	13,450
Cullen/Frost Bankers, Inc.	4,148	446,034
†Customers Bancorp, Inc.	3,657	110,661
CVB Financial Corp.	14,317	190,130
Dime Community Bancshares, Inc.	7,277	128,294
Eagle Bancorp, Inc.	3,549	75,097
East West Bancorp, Inc.	11,093	585,599
Eastern Bankshares, Inc.	6,681	81,976
Enterprise Bancorp, Inc.	321	9,290
Enterprise Financial Services Corp.	3,126	122,227
Equity Bancshares, Inc. Class A	1,380	31,436
Farmers National Banc Corp.	3,472	42,949
FB Financial Corp.	5,341	149,815
Fifth Third Bancorp	34,520	904,769
Financial Institutions, Inc.	763	12,010
First Bancorp	4,235	125,991
First BanCorp	26,383	322,400
First Bancorp, Inc.	962	23,415
First Bancshares, Inc.	1,363	35,220
First Busey Corp.	7,236	145,444
First Business Financial Services, Inc.	810	23,887
First Citizens BancShares, Inc. Class A	702	900,982
First Commonwealth Financial Corp.	10,736	135,810
First Community Bankshares, Inc.	1,307	38,857
First Financial Bancorp	11,350	231,994
First Financial Bankshares, Inc.	8,922	254,188
First Financial Corp.	880	28,574
First Foundation, Inc.	5,112	20,295
First Hawaiian, Inc.	5,650	101,757
First Horizon Corp.	49,645	559,499
First Internet Bancorp	622	9,237
First Interstate BancSystem, Inc. Class A	8,840	210,746
First Merchants Corp.	5,690	160,629
First Mid Bancshares, Inc.	773	18,660
First of Long Island Corp.	1,772	21,299
Flushing Financial Corp.	4,876	59,926
FNB Corp.	32,839	375,678
Fulton Financial Corp.	16,777	199,982
†FVCBankcorp, Inc.	1,285	13,839
German American Bancorp, Inc.	3,237	87,982
Glacier Bancorp, Inc.	7,512	234,149

LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Great Southern Bancorp, Inc.	2,431	$ 123,325
Guaranty Bancshares, Inc.	509	13,784
Hancock Whitney Corp.	9,517	365,262
Hanmi Financial Corp.	4,000	59,720
HarborOne Bancorp, Inc.	3,325	28,861
HBT Financial, Inc.	916	16,891
Heartland Financial USA, Inc.	6,250	174,188
Heritage Commerce Corp.	3,648	30,205
Heritage Financial Corp.	4,420	71,471
Hilltop Holdings, Inc.	11,657	366,729
Hingham Institution For Savings The	127	27,074
Home BancShares, Inc.	18,464	420,979
HomeStreet, Inc.	2,845	16,842
HomeTrust Bancshares, Inc.	901	18,822
Hope Bancorp, Inc.	11,520	96,998
Horizon Bancorp, Inc.	7,246	75,431
Huntington Bancshares, Inc.	62,198	670,494
Independent Bank Corp.	7,462	269,622
Independent Bank Group, Inc.	4,072	140,606
International Bancshares Corp.	6,070	268,294
JPMorgan Chase & Co.	108,365	15,760,606
Kearny Financial Corp.	10,885	76,739
KeyCorp	43,518	402,106
Lakeland Bancorp, Inc.	7,123	95,377
Lakeland Financial Corp.	1,993	96,700
Live Oak Bancshares, Inc.	3,640	95,768
Luther Burbank Corp.	1,840	16,413
M&T Bank Corp.	8,209	1,015,946
Macatawa Bank Corp.	1,158	10,746
Mercantile Bank Corp.	1,436	39,662
Metrocity Bankshares, Inc.	602	10,770
†Metropolitan Bank Holding Corp.	707	24,554
Mid Penn Bancorp, Inc.	1,043	23,029
Midland States Bancorp, Inc.	1,400	27,874
MidWestOne Financial Group, Inc.	600	12,822
MVB Financial Corp.	502	10,582
National Bank Holdings Corp. Class A	3,762	109,248
NBT Bancorp, Inc.	5,373	171,130
New York Community Bancorp, Inc.	61,220	688,113
Nicolet Bankshares, Inc.	573	38,912
Northeast Bank	446	18,585
Northfield Bancorp, Inc.	6,724	73,830
Northwest Bancshares, Inc.	14,286	151,432
Norwood Financial Corp.	666	19,667
OceanFirst Financial Corp.	7,155	111,761
OFG Bancorp	5,663	147,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Old National Bancorp	31,305	$ 436,392
Origin Bancorp, Inc.	1,679	49,195
Pacific Premier Bancorp, Inc.	10,343	213,893
PacWest Bancorp	6,709	54,678
Park National Corp.	1,685	172,409
Parke Bancorp, Inc.	914	15,529
Pathward Financial, Inc.	4,209	195,129
PCB Bancorp	1,065	15,666
Peapack-Gladstone Financial Corp.	2,958	80,103
Peoples Bancorp, Inc.	3,493	92,739
Peoples Financial Services Corp.	200	8,758
Pinnacle Financial Partners, Inc.	5,894	333,895
†Pioneer Bancorp, Inc.	1,350	12,083
PNC Financial Services Group, Inc.	11,482	1,446,158
†Ponce Financial Group, Inc.	1,264	10,984
Popular, Inc.	8,599	520,411
Preferred Bank	1,509	82,980
Premier Financial Corp.	4,031	64,577
Primis Financial Corp.	868	7,309
Prosperity Bancshares, Inc.	7,651	432,128
Provident Financial Services, Inc.	6,385	104,331
QCR Holdings, Inc.	1,263	51,821
Red River Bancshares, Inc.	323	15,872
Regions Financial Corp.	43,297	771,553
Renasant Corp.	6,598	172,406
Republic Bancorp, Inc. Class A	1,755	74,588
S&T Bancorp, Inc.	4,286	116,536
Sandy Spring Bancorp, Inc.	4,310	97,751
Seacoast Banking Corp. of Florida	1,194	26,387
ServisFirst Bancshares, Inc.	4,189	171,414
Shore Bancshares, Inc.	844	9,757
Sierra Bancorp	742	12,592
Simmons First National Corp. Class A	11,060	190,785
SmartFinancial, Inc.	928	19,961
South Plains Financial, Inc.	1,938	43,624
†Southern First Bancshares, Inc.	592	14,652
Southern Missouri Bancorp, Inc.	396	15,226
Southside Bancshares, Inc.	3,707	96,975
SouthState Corp.	6,597	434,083
Stellar Bancorp, Inc.	3,713	84,991
†Sterling Bancorp, Inc.	1,664	9,102
Stock Yards Bancorp, Inc.	2,112	95,821
Synovus Financial Corp.	14,921	451,360

LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	4,980	$ 256,470
Tompkins Financial Corp.	1,879	104,660
Towne Bank	7,647	177,716
TriCo Bancshares	3,318	110,158
†Triumph Bancorp, Inc.	6,346	385,329
Truist Financial Corp.	35,214	1,068,745
TrustCo Bank Corp. NY	2,494	71,353
Trustmark Corp.	7,049	148,875
U.S. Bancorp	44,245	1,461,855
UMB Financial Corp.	5,041	306,997
United Bankshares, Inc.	12,883	382,239
United Community Banks, Inc.	9,910	247,651
Unity Bancorp, Inc.	1,592	37,555
Univest Financial Corp.	5,030	90,942
Valley National Bancorp	39,046	302,606
Veritex Holdings, Inc.	959	17,195
Washington Federal, Inc.	7,858	208,394
Washington Trust Bancorp, Inc.	2,170	58,178
Webster Financial Corp.	16,115	608,341
Wells Fargo & Co.	108,447	4,628,518
WesBanco, Inc.	5,095	130,483
West BanCorp, Inc.	852	15,685
Westamerica BanCorp	2,893	110,802
Western Alliance Bancorp	9,181	334,831
Wintrust Financial Corp.	4,678	339,716
WSFS Financial Corp.	7,697	290,331
Zions Bancorp NA	11,022	296,051
		65,235,582
Beverages–1.37%
†Boston Beer Co., Inc. Class A	731	225,470
Brown-Forman Corp. Class A	12,836	858,537
†Celsius Holdings, Inc.	1,937	288,981
Coca-Cola Co.	110,085	6,629,319
Coca-Cola Consolidated, Inc.	822	522,808
Constellation Brands, Inc. Class A	3,435	845,457
†Duckhorn Portfolio, Inc.	6,506	84,383
Keurig Dr Pepper, Inc.	16,367	511,796
MGP Ingredients, Inc.	1,497	159,101
Molson Coors Beverage Co. Class B	10,324	679,732
†Monster Beverage Corp.	14,682	843,334
†National Beverage Corp.	3,798	183,633
PepsiCo, Inc.	45,889	8,499,561
		20,332,112
Biotechnology–2.15%
AbbVie, Inc.	57,552	7,753,981
†Adicet Bio, Inc.	2,998	7,285
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adverum Biotechnologies, Inc.	10,775	$ 17,132
†Affimed NV	8,428	5,042
†Agios Pharmaceuticals, Inc.	4,576	129,592
†Aldeyra Therapeutics, Inc.	6,436	53,998
†Alector, Inc.	5,362	32,226
†Alkermes PLC	3,336	104,417
†Allakos, Inc.	867	3,780
†Allogene Therapeutics, Inc.	10,092	50,157
†Alnylam Pharmaceuticals, Inc.	2,227	422,996
Amgen, Inc.	18,227	4,046,759
†AnaptysBio, Inc.	2,400	48,816
†Anika Therapeutics, Inc.	1,937	50,323
†Apellis Pharmaceuticals, Inc.	1,056	96,202
†Arcturus Therapeutics Holdings, Inc.	2,800	80,304
†Arcus Biosciences, Inc.	2,997	60,869
†Arcutis Biotherapeutics, Inc.	3,058	29,143
†Atara Biotherapeutics, Inc.	3,839	6,181
†Avid Bioservices, Inc.	5,337	74,558
†Avidity Biosciences, Inc.	3,226	35,776
†Biogen, Inc.	4,340	1,236,249
†BioMarin Pharmaceutical, Inc.	4,560	395,261
†Bluebird Bio, Inc.	4,185	13,769
†Blueprint Medicines Corp.	2,679	169,313
†CareDx, Inc.	2,745	23,332
†Catalyst Pharmaceuticals, Inc.	6,124	82,307
†Celldex Therapeutics, Inc.	249	8,449
†Chinook Therapeutics, Inc.	5,559	213,577
†Cogent Biosciences, Inc.	4,988	59,058
†CRISPR Therapeutics AG	2,111	118,512
†Day One Biopharmaceuticals, Inc.	2,358	28,155
†Deciphera Pharmaceuticals, Inc.	3,902	54,940
†Denali Therapeutics, Inc.	4,195	123,794
†Dynavax Technologies Corp.	5,571	71,977
†Dyne Therapeutics, Inc.	2,343	26,359
†Eagle Pharmaceuticals, Inc.	1,957	38,044
†Editas Medicine, Inc.	1,820	14,979
†Emergent BioSolutions, Inc.	5,759	42,329
†Enanta Pharmaceuticals, Inc.	2,114	45,240
†Exact Sciences Corp.	4,843	454,758
†Exelixis, Inc.	20,982	400,966
†Fate Therapeutics, Inc.	3,581	17,046
†G1 Therapeutics, Inc.	4,800	11,952
Gilead Sciences, Inc.	49,809	3,838,780
†Halozyme Therapeutics, Inc.	5,662	204,228
†Horizon Therapeutics PLC	7,416	762,736
†Ideaya Biosciences, Inc.	2,662	62,557

LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†ImmunoGen, Inc.	12,198	$ 230,176
†Immunovant, Inc.	5,425	102,912
†Incyte Corp.	2,788	173,553
†Intellia Therapeutics, Inc.	2,940	119,893
†Iovance Biotherapeutics, Inc.	9,431	66,394
†Ironwood Pharmaceuticals, Inc.	16,700	177,688
†IVERIC bio, Inc.	6,704	263,735
†Karuna Therapeutics, Inc.	556	120,569
†Kodiak Sciences, Inc.	915	6,313
†Krystal Biotech, Inc.	1,200	140,880
†Kura Oncology, Inc.	3,841	40,638
†Kymera Therapeutics, Inc.	1,800	41,382
†MacroGenics, Inc.	2,941	15,734
†MeiraGTx Holdings plc	1,922	12,916
†Mirati Therapeutics, Inc.	1,683	60,807
†Moderna, Inc.	12,561	1,526,161
†Morphic Holding, Inc.	269	15,422
†Myriad Genetics, Inc.	6,072	140,749
†Neurocrine Biosciences, Inc.	2,841	267,906
†Nurix Therapeutics, Inc.	5,361	53,556
=†PDL BioPharma, Inc.	21,857	35,246
†PMV Pharmaceuticals, Inc.	3,878	24,276
†Protagonist Therapeutics, Inc.	2,495	68,912
†Prothena Corp. PLC	2,660	181,625
†RAPT Therapeutics, Inc.	2,200	41,140
†Recursion Pharmaceuticals, Inc. Class A	7,517	56,152
†Regeneron Pharmaceuticals, Inc.	3,241	2,328,788
†REGENXBIO, Inc.	2,474	49,455
†Relay Therapeutics, Inc.	2,767	34,753
†Replimune Group, Inc.	3,297	76,556
†REVOLUTION Medicines, Inc.	1,900	50,825
†Rhythm Pharmaceuticals, Inc.	631	10,405
†Rocket Pharmaceuticals, Inc.	4,200	83,454
†Sage Therapeutics, Inc.	1,625	76,407
†Sangamo Therapeutics, Inc.	13,158	17,105
†Sarepta Therapeutics, Inc.	1,583	181,285
†Seagen, Inc.	3,269	629,152
†Spectrum Pharmaceuticals, Inc.	5,200	4,992
†SpringWorks Therapeutics, Inc.	300	7,866
†Stoke Therapeutics, Inc.	1,567	16,657
†Sutro Biopharma, Inc.	500	2,325
†Syndax Pharmaceuticals, Inc.	2,700	56,511
†Twist Bioscience Corp.	957	19,580
†United Therapeutics Corp.	2,357	520,308
†Vanda Pharmaceuticals, Inc.	5,302	34,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Veracyte, Inc.	2,721	$ 69,304
†Vericel Corp.	1,820	68,377
†Vertex Pharmaceuticals, Inc.	4,937	1,737,380
†Xencor, Inc.	5,219	130,318
†Zentalis Pharmaceuticals, Inc.	3,380	95,350
		31,915,032
Broadline Retail–2.27%
†Amazon.com, Inc.	235,193	30,659,760
Big Lots, Inc.	4,322	38,163
Dillard's, Inc. Class A	3,626	1,183,091
†Etsy, Inc.	4,697	397,413
Kohl's Corp.	13,750	316,938
Macy's, Inc.	41,432	664,984
Nordstrom, Inc.	9,791	200,422
†Ollie's Bargain Outlet Holdings, Inc.	3,936	228,012
†Qurate Retail, Inc.	23,614	23,373
		33,712,156
Building Products–1.19%
A O Smith Corp.	10,406	757,349
AAON, Inc.	4,128	391,376
Advanced Drainage Systems, Inc.	6,620	753,224
Allegion PLC	4,973	596,859
†American Woodmark Corp.	2,433	185,808
Apogee Enterprises, Inc.	3,439	163,249
Armstrong World Industries, Inc.	4,709	345,923
†AZEK Co., Inc.	9,229	279,546
AZZ, Inc.	3,479	151,197
†Builders FirstSource, Inc.	16,653	2,264,808
Carlisle Cos., Inc.	2,931	751,889
Carrier Global Corp.	38,593	1,918,458
CSW Industrials, Inc.	1,635	271,721
Fortune Brands Innovations, Inc.	9,293	668,631
†Gibraltar Industries, Inc.	2,498	157,174
Griffon Corp.	6,049	243,775
†Hayward Holdings, Inc.	10,449	134,270
Insteel Industries, Inc.	1,756	54,647
†JELD-WEN Holding, Inc.	11,080	194,343
Johnson Controls International PLC	15,099	1,028,846
Lennox International, Inc.	1,939	632,250
Masco Corp.	8,408	482,451
†Masonite International Corp.	2,782	284,988
†Masterbrand, Inc.	9,293	108,078
Owens Corning	8,300	1,083,150
†PGT Innovations, Inc.	6,091	177,553
Quanex Building Products Corp.	4,360	117,066

LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Resideo Technologies, Inc.	14,386	$ 254,057
Simpson Manufacturing Co., Inc.	4,772	660,922
Tecnoglass, Inc.	1,413	72,995
Trane Technologies PLC	6,933	1,326,005
†Trex Co., Inc.	8,010	525,136
UFP Industries, Inc.	7,118	690,802
		17,728,546
Capital Markets–2.72%
Affiliated Managers Group, Inc.	3,261	488,791
Ameriprise Financial, Inc.	5,748	1,909,256
Ares Management Corp. Class A	2,453	236,347
Artisan Partners Asset Management, Inc. Class A	3,789	148,946
†AssetMark Financial Holdings, Inc.	1,142	33,872
†Avantax, Inc.	5,281	118,189
B Riley Financial, Inc.	702	32,278
Bank of New York Mellon Corp.	22,761	1,013,320
BGC Partners, Inc. Class A	30,856	136,692
BlackRock, Inc.	3,079	2,128,020
Blackstone, Inc.	12,551	1,166,866
Brightsphere Investment Group, Inc.	3,103	65,008
Carlyle Group, Inc.	7,611	243,171
Cboe Global Markets, Inc.	4,613	636,640
Charles Schwab Corp.	32,340	1,833,031
CME Group, Inc.	6,950	1,287,765
Cohen & Steers, Inc.	4,673	270,987
†Coinbase Global, Inc. Class A	1,298	92,872
Diamond Hill Investment Group, Inc.	786	134,642
†Donnelley Financial Solutions, Inc.	6,570	299,132
Evercore, Inc. Class A	4,159	514,011
FactSet Research Systems, Inc.	1,349	540,477
Federated Hermes, Inc.	9,193	329,569
Franklin Resources, Inc.	20,323	542,827
Goldman Sachs Group, Inc.	9,803	3,161,860
Greenhill & Co., Inc.	3,574	52,359
Hamilton Lane, Inc. Class A	2,290	183,154
Houlihan Lokey, Inc.	2,921	287,163
Interactive Brokers Group, Inc. Class A	2,581	214,404
Intercontinental Exchange, Inc.	11,646	1,316,930
Invesco Ltd.	35,679	599,764
Janus Henderson Group PLC	11,212	305,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc.	16,565	$ 549,461
KKR & Co., Inc.	12,259	686,504
Lazard Ltd. Class A	6,961	222,752
LPL Financial Holdings, Inc.	3,385	736,001
MarketAxess Holdings, Inc.	1,677	438,401
Moelis & Co. Class A	4,279	194,010
Moody's Corp.	5,512	1,916,633
Morgan Stanley	40,368	3,447,427
Morningstar, Inc.	2,645	518,605
MSCI, Inc.	2,026	950,782
Nasdaq, Inc.	17,227	858,766
Northern Trust Corp.	9,018	668,594
†Open Lending Corp. Class A	1,499	15,754
Oppenheimer Holdings, Inc. Class A	566	22,742
Piper Sandler Cos.,	2,218	286,699
PJT Partners, Inc. Class A	2,208	153,765
Raymond James Financial, Inc.	10,657	1,105,877
†Robinhood Markets, Inc. Class A	4,462	44,531
S&P Global, Inc.	6,773	2,715,228
SEI Investments Co.	12,025	716,930
State Street Corp.	15,293	1,119,142
Stifel Financial Corp.	11,269	672,421
†StoneX Group, Inc.	1,728	143,562
T Rowe Price Group, Inc.	9,926	1,111,910
Tradeweb Markets, Inc. Class A	4,691	321,240
Victory Capital Holdings, Inc. Class A	3,143	99,130
Virtu Financial, Inc. Class A	8,744	149,435
Virtus Investment Partners, Inc.	817	161,333
Westwood Holdings Group, Inc.	147	1,823
WisdomTree, Inc.	18,923	129,812
		40,483,140
Chemicals–2.15%
AdvanSix, Inc.	4,807	168,149
Air Products & Chemicals, Inc.	4,756	1,424,565
Albemarle Corp.	3,911	872,505
American Vanguard Corp.	3,629	64,850
Ashland, Inc.	4,435	385,446
Avient Corp.	9,434	385,851
†Axalta Coating Systems Ltd.	21,171	694,621
Balchem Corp.	2,111	284,584
Cabot Corp.	5,734	383,547
Celanese Corp.	6,285	727,803
CF Industries Holdings, Inc.	15,031	1,043,452
Chase Corp.	1,120	135,766

LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Chemours Co.	8,853	$ 326,587
Corteva, Inc.	20,820	1,192,986
Dow, Inc.	42,717	2,275,107
DuPont de Nemours, Inc.	12,964	926,148
Eastman Chemical Co.	7,160	599,435
Ecolab, Inc.	5,415	1,010,926
†Ecovyst, Inc.	2,891	33,131
Element Solutions, Inc.	26,715	512,928
FMC Corp.	5,172	539,646
FutureFuel Corp.	4,566	40,409
Hawkins, Inc.	1,638	78,116
HB Fuller Co.	5,745	410,825
Huntsman Corp.	21,174	572,122
†Ingevity Corp.	4,179	243,051
Innospec, Inc.	2,598	260,943
International Flavors & Fragrances, Inc.	11,401	907,406
†Intrepid Potash, Inc.	612	13,886
Koppers Holdings, Inc.	1,784	60,834
Kronos Worldwide, Inc.	8,371	73,079
Linde PLC	11,685	4,452,920
†Livent Corp.	5,526	151,578
†LSB Industries, Inc.	3,347	32,968
LyondellBasell Industries NV Class A	28,091	2,579,597
Mativ Holdings, Inc.	7,587	114,715
Minerals Technologies, Inc.	3,668	211,607
Mosaic Co.	21,705	759,675
NewMarket Corp.	927	372,765
Olin Corp.	18,769	964,539
Orion SA	1,161	24,636
PPG Industries, Inc.	8,250	1,223,475
Quaker Chemical Corp.	333	64,902
†Rayonier Advanced Materials, Inc.	10,113	43,284
RPM International, Inc.	7,154	641,928
Scotts Miracle-Gro Co.	3,356	210,388
Sensient Technologies Corp.	3,597	255,855
Sherwin-Williams Co.	8,536	2,266,479
Stepan Co.	2,327	222,368
Trinseo PLC	7,005	88,753
Tronox Holdings PLC Class A	12,136	154,249
Westlake Corp.	3,652	436,304
		31,921,689
Commercial Services & Supplies–0.84%
ABM Industries, Inc.	6,155	262,511
ACCO Brands Corp.	15,297	79,697
†ACV Auctions, Inc. Class A	40	691
Brady Corp. Class A	3,998	190,185
†BrightView Holdings, Inc.	4,456	31,994
Brink's Co.	3,096	210,002
†Casella Waste Systems, Inc. Class A	2,209	199,804
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†CECO Environmental Corp.	3,876	$ 51,783
†Cimpress PLC	1,769	105,220
Cintas Corp.	2,667	1,325,712
†Civeo Corp.	683	13,305
†Clean Harbors, Inc.	6,114	1,005,325
†Copart, Inc.	16,640	1,517,734
Deluxe Corp.	5,890	102,957
†Driven Brands Holdings, Inc.	3,542	95,847
Ennis, Inc.	3,323	67,723
†Enviri Corp.	9,121	90,024
Healthcare Services Group, Inc.	2,712	40,490
†Heritage-Crystal Clean, Inc.	1,138	43,005
HNI Corp.	5,540	156,117
Interface, Inc.	8,682	76,315
†Liquidity Services, Inc.	356	5,874
Matthews International Corp. Class A	2,732	116,438
MillerKnoll, Inc.	9,236	136,508
†Montrose Environmental Group, Inc.	573	24,135
MSA Safety, Inc.	1,744	303,386
†OPENLANE, Inc.	13,984	212,837
Pitney Bowes, Inc.	13,039	46,158
†Quad/Graphics, Inc.	5,244	19,717
Republic Services, Inc.	7,221	1,106,041
Rollins, Inc.	14,637	626,903
†SP Plus Corp.	3,002	117,408
Steelcase, Inc. Class A	12,090	93,214
†Stericycle, Inc.	7,107	330,049
Tetra Tech, Inc.	3,893	637,440
UniFirst Corp.	1,742	270,027
†Viad Corp.	2,959	79,538
VSE Corp.	600	32,814
Waste Management, Inc.	15,317	2,656,274
		12,481,202
Communications Equipment–0.81%
ADTRAN Holdings, Inc.	6,434	67,750
†Applied Optoelectronics, Inc.	2,558	15,246
†Arista Networks, Inc.	4,087	662,339
†Aviat Networks, Inc.	681	22,725
†CalAmp Corp.	2,806	2,974
†Calix, Inc.	3,340	166,699
†Cambium Networks Corp.	1,717	26,133
†Ciena Corp.	12,663	538,051
Cisco Systems, Inc.	120,470	6,233,118
†Clearfield, Inc.	700	33,145
†CommScope Holding Co., Inc.	14,905	83,915
Comtech Telecommunications Corp.	2,467	22,548
†Digi International, Inc.	2,900	114,231
†DZS, Inc.	877	3,482

LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Extreme Networks, Inc.	5,495	$ 143,145
†F5, Inc.	4,197	613,853
†Harmonic, Inc.	12,292	198,762
Juniper Networks, Inc.	22,261	697,437
†Lumentum Holdings, Inc.	5,089	288,699
Motorola Solutions, Inc.	4,388	1,286,912
†NETGEAR, Inc.	3,638	51,514
†NetScout Systems, Inc.	8,743	270,596
†Ribbon Communications, Inc.	7,554	21,076
†Viasat, Inc.	4,826	199,121
†Viavi Solutions, Inc.	21,760	246,541
		12,010,012
Construction & Engineering–0.58%
AECOM	6,195	524,655
†Ameresco, Inc. Class A	1,754	85,297
†API Group Corp.	3,055	83,279
Arcosa, Inc.	4,724	357,938
Argan, Inc.	1,865	73,500
†Bowman Consulting Group Ltd.	773	24,643
Comfort Systems USA, Inc.	3,877	636,603
†Construction Partners, Inc. Class A	3,231	101,421
†Dycom Industries, Inc.	3,130	355,725
EMCOR Group, Inc.	5,245	969,171
†Fluor Corp.	6,492	192,163
Granite Construction, Inc.	5,660	225,155
†Great Lakes Dredge & Dock Corp.	10,783	87,989
†IES Holdings, Inc.	955	54,320
†MasTec, Inc.	6,507	767,631
†Matrix Service Co.	3,017	17,770
MDU Resources Group, Inc.	18,965	397,127
†MYR Group, Inc.	2,247	310,850
†Northwest Pipe Co.	417	12,610
Primoris Services Corp.	10,014	305,127
Quanta Services, Inc.	6,247	1,227,223
†Sterling Infrastructure, Inc.	6,125	341,775
†Tutor Perini Corp.	7,043	50,357
Valmont Industries, Inc.	1,769	514,868
†WillScot Mobile Mini Holdings Corp.	20,019	956,708
		8,673,905
Construction Materials–0.26%
Eagle Materials, Inc.	4,281	798,064
†Knife River Corp.	4,741	206,233
Martin Marietta Materials, Inc.	2,798	1,291,809
†Summit Materials, Inc. Class A	11,571	437,962
U.S. Lime & Minerals, Inc.	148	30,916
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Vulcan Materials Co.	5,108	$ 1,151,548
		3,916,532
Consumer Finance–0.91%
Ally Financial, Inc.	25,875	698,884
American Express Co.	20,945	3,648,619
†Atlanticus Holdings Corp.	1,483	62,301
Bread Financial Holdings, Inc.	4,827	151,519
Capital One Financial Corp.	15,565	1,702,344
†Credit Acceptance Corp.	1,730	878,719
Discover Financial Services	19,033	2,224,006
†Encore Capital Group, Inc.	3,279	159,425
†Enova International, Inc.	5,050	268,256
†EZCORP, Inc. Class A	6,690	56,062
FirstCash Holdings, Inc.	4,561	425,678
†Green Dot Corp. Class A	3,997	74,904
†LendingClub Corp.	14,756	143,871
†LendingTree, Inc.	513	11,342
Navient Corp.	19,563	363,481
Nelnet, Inc. Class A	2,759	266,188
OneMain Holdings, Inc.	11,443	499,945
†PRA Group, Inc.	5,542	126,635
†PROG Holdings, Inc.	6,205	199,305
Regional Management Corp.	1,098	33,489
SLM Corp.	39,914	651,396
Synchrony Financial	21,871	741,864
†World Acceptance Corp.	1,118	149,823
		13,538,056
Consumer Staples Distribution & Retail–1.90%
Albertsons Cos., Inc. Class A	4,461	97,339
Andersons, Inc.	4,370	201,676
†BJ's Wholesale Club Holdings, Inc.	10,299	648,940
Casey's General Stores, Inc.	3,343	815,291
†Chefs' Warehouse, Inc.	2,580	92,261
Costco Wholesale Corp.	11,729	6,314,659
Dollar General Corp.	6,748	1,145,675
†Dollar Tree, Inc.	10,610	1,522,535
†Grocery Outlet Holding Corp.	1,953	59,781
†HF Foods Group, Inc.	4,692	22,006
Ingles Markets, Inc. Class A	2,345	193,814
Kroger Co.	67,817	3,187,399
Natural Grocers by Vitamin Cottage, Inc.	3,652	44,774
†Performance Food Group Co.	12,066	726,856
PriceSmart, Inc.	1,845	136,641
SpartanNash Co.	5,888	132,539
†Sprouts Farmers Market, Inc.	14,602	536,331
Sysco Corp.	17,582	1,304,584
Target Corp.	15,292	2,017,015
†U.S. Foods Holding Corp.	16,963	746,372
†United Natural Foods, Inc.	6,297	123,106

LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc. Class A	618	$ 14,103
Walgreens Boots Alliance, Inc.	24,875	708,689
Walmart, Inc.	45,979	7,226,979
Weis Markets, Inc.	3,330	213,819
		28,233,184
Containers & Packaging–0.69%
Amcor PLC	94,418	942,292
AptarGroup, Inc.	5,312	615,448
Ardagh Metal Packaging SA	6,180	23,237
Avery Dennison Corp.	4,042	694,416
Ball Corp.	14,967	871,229
Berry Global Group, Inc.	15,811	1,017,280
Crown Holdings, Inc.	7,001	608,177
Graphic Packaging Holding Co.	37,740	906,892
Greif, Inc. Class A	4,608	321,641
International Paper Co.	18,555	590,234
Myers Industries, Inc.	2,920	56,736
†O-I Glass, Inc.	15,403	328,546
Packaging Corp. of America	7,234	956,045
Pactiv Evergreen, Inc.	3,230	24,451
†Ranpak Holdings Corp.	2,426	10,965
Sealed Air Corp.	8,211	328,440
Silgan Holdings, Inc.	16,148	757,180
Sonoco Products Co.	11,690	689,944
TriMas Corp.	5,477	150,563
Westrock Co.	12,881	374,451
		10,268,167
Distributors–0.19%
Genuine Parts Co.	8,090	1,369,071
LKQ Corp.	12,418	723,597
Pool Corp.	1,930	723,055
Weyco Group, Inc.	723	19,297
		2,835,020
Diversified Consumer Services–0.24%
†2U, Inc.	9,277	37,386
ADT, Inc.	30,786	185,640
†Adtalem Global Education, Inc.	5,122	175,890
†American Public Education, Inc.	2,213	10,490
†Bright Horizons Family Solutions, Inc.	3,064	283,267
Carriage Services, Inc.	2,326	75,525
†Chegg, Inc.	2,936	26,072
†Duolingo, Inc.	948	135,507
†Frontdoor, Inc.	5,297	168,974
Graham Holdings Co. Class B	453	258,880
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Grand Canyon Education, Inc.	4,129	$ 426,154
H&R Block, Inc.	11,858	377,914
Laureate Education, Inc. Class A	1,100	13,299
†OneSpaWorld Holdings Ltd.	4,641	56,156
†Perdoceo Education Corp.	7,863	96,479
Service Corp. International	12,808	827,269
Strategic Education, Inc.	2,304	156,303
†Stride, Inc.	4,689	174,571
†Universal Technical Institute, Inc.	3,270	22,596
		3,508,372
Diversified Telecommunication Services–0.94%
†Anterix, Inc.	2,400	76,056
AT&T, Inc.	218,680	3,487,946
ATN International, Inc.	2,414	88,352
†Bandwidth, Inc. Class A	4,888	66,868
Cogent Communications Holdings, Inc.	2,734	183,971
†Consolidated Communications Holdings, Inc.	10,085	38,626
†EchoStar Corp. Class A	4,326	75,013
†Frontier Communications Parent, Inc.	12,661	236,001
†IDT Corp. Class B	3,397	87,812
Iridium Communications, Inc.	10,976	681,829
†Liberty Latin America Ltd. Class A	11,079	95,860
Lumen Technologies, Inc.	87,403	197,531
Verizon Communications, Inc.	234,174	8,708,931
		14,024,796
Electric Utilities–1.36%
ALLETE, Inc.	3,194	185,156
Alliant Energy Corp.	9,808	514,724
American Electric Power Co., Inc.	14,504	1,221,237
Avangrid, Inc.	2,641	99,513
Constellation Energy Corp.	8,864	811,499
Duke Energy Corp.	20,114	1,805,030
Edison International	12,899	895,836
Entergy Corp.	5,703	555,301
Evergy, Inc.	9,198	537,347
Eversource Energy	11,554	819,410
Exelon Corp.	26,594	1,083,440
FirstEnergy Corp.	22,090	858,859
Genie Energy Ltd. Class B	2,298	32,494
Hawaiian Electric Industries, Inc.	8,248	298,578

LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
IDACORP, Inc.	3,906	$ 400,756
MGE Energy, Inc.	2,722	215,337
NextEra Energy, Inc.	49,532	3,675,274
NRG Energy, Inc.	22,471	840,191
OGE Energy Corp.	8,515	305,774
Otter Tail Corp.	3,279	258,910
†PG&E Corp.	11,609	200,603
Pinnacle West Capital Corp.	5,231	426,117
PNM Resources, Inc.	5,952	268,435
Portland General Electric Co.	5,391	252,460
PPL Corp.	26,960	713,362
Southern Co.	29,326	2,060,151
Xcel Energy, Inc.	14,781	918,935
		20,254,729
Electrical Equipment–0.77%
Acuity Brands, Inc.	2,185	356,330
Allied Motion Technologies, Inc.	2,562	102,326
AMETEK, Inc.	8,278	1,340,043
†Atkore, Inc.	4,968	774,710
Eaton Corp. PLC	8,154	1,639,769
Emerson Electric Co.	11,210	1,013,272
Encore Wire Corp.	2,824	525,066
EnerSys	4,508	489,208
†FuelCell Energy, Inc.	25,041	54,088
†Generac Holdings, Inc.	1,996	297,663
GrafTech International Ltd.	5,319	26,808
Hubbell, Inc.	1,924	637,921
LSI Industries, Inc.	2,323	29,177
nVent Electric PLC	8,024	414,600
†Plug Power, Inc.	4,000	41,560
Powell Industries, Inc.	1,827	110,698
Preformed Line Products Co.	206	32,157
Regal Rexnord Corp.	5,263	809,976
Rockwell Automation, Inc.	4,255	1,401,810
Sensata Technologies Holding PLC	13,114	589,999
†Shoals Technologies Group, Inc. Class A	3,212	82,099
†Sunrun, Inc.	12,414	221,714
†Thermon Group Holdings, Inc.	3,728	99,165
†TPI Composites, Inc.	2,950	30,591
Vertiv Holdings Co.	11,058	273,907
†Vicor Corp.	1,501	81,054
		11,475,711
Electronic Equipment, Instruments & Components–1.49%
Advanced Energy Industries, Inc.	3,148	350,845
Amphenol Corp. Class A	16,973	1,441,856
†Arlo Technologies, Inc.	6,220	67,860
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Arrow Electronics, Inc.	7,305	$ 1,046,295
Avnet, Inc.	8,965	452,284
Badger Meter, Inc.	2,792	411,988
Bel Fuse, Inc. Class B	1,387	79,628
Belden, Inc.	4,758	455,103
Benchmark Electronics, Inc.	4,152	107,246
CDW Corp.	6,048	1,109,808
Cognex Corp.	7,440	416,789
†Coherent Corp.	7,701	392,597
Corning, Inc.	36,605	1,282,639
CTS Corp.	4,313	183,863
†Daktronics, Inc.	5,746	36,774
†ePlus, Inc.	3,272	184,214
†Fabrinet	2,950	383,146
†FARO Technologies, Inc.	1,676	27,151
†Flex Ltd.	32,122	887,852
†Insight Enterprises, Inc.	2,880	421,459
†IPG Photonics Corp.	3,916	531,871
†Itron, Inc.	2,913	210,027
Jabil, Inc.	20,212	2,181,481
†Keysight Technologies, Inc.	6,369	1,066,489
†Kimball Electronics, Inc.	343	9,477
†Knowles Corp.	9,789	176,789
Littelfuse, Inc.	2,042	594,855
†Luna Innovations, Inc.	2,719	24,797
Methode Electronics, Inc.	4,593	153,957
Napco Security Technologies, Inc.	1,900	65,835
National Instruments Corp.	10,428	598,567
†nLight, Inc.	6,064	93,507
†Novanta, Inc.	2,315	426,192
†OSI Systems, Inc.	1,492	175,802
†PAR Technology Corp.	1,800	59,274
PC Connection, Inc.	3,183	143,553
†Plexus Corp.	3,104	304,937
Richardson Electronics Ltd.	2,073	34,205
†Rogers Corp.	1,659	268,642
†Sanmina Corp.	7,565	455,943
†ScanSource, Inc.	4,669	138,016
TD SYNNEX Corp.	6,774	636,756
TE Connectivity Ltd.	9,529	1,335,585
†Teledyne Technologies, Inc.	1,933	794,676
†Trimble, Inc.	9,996	529,188
†TTM Technologies, Inc.	12,750	177,225
Vishay Intertechnology, Inc.	13,041	383,406
†Vishay Precision Group, Inc.	858	31,875
Vontier Corp.	9,340	300,841
†Zebra Technologies Corp. Class A	1,677	496,107
		22,139,272
Energy Equipment & Services–0.61%
Archrock, Inc.	16,319	167,270
Baker Hughes Co.	31,272	988,508

LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Bristow Group, Inc.	670	$ 19,249
Cactus, Inc. Class A	3,339	141,306
ChampionX Corp.	17,282	536,433
Core Laboratories, Inc.	3,764	87,513
†DMC Global, Inc.	1,792	31,826
†Dril-Quip, Inc.	4,298	100,014
†Expro Group Holdings NV	4,117	72,953
†Forum Energy Technologies, Inc.	581	14,868
Halliburton Co.	41,586	1,371,922
†Helix Energy Solutions Group, Inc.	20,202	149,091
Helmerich & Payne, Inc.	7,597	269,314
Liberty Energy, Inc. Class A	13,753	183,878
†Mammoth Energy Services, Inc.	3,494	16,876
†Nabors Industries Ltd.	845	78,610
†National Energy Services Reunited Corp.	3,904	11,517
†Newpark Resources, Inc.	12,083	63,194
†NexTier Oilfield Solutions, Inc.	25,985	232,306
†Noble Corp. PLC	1,952	80,637
NOV, Inc.	21,887	351,068
†Oceaneering International, Inc.	12,328	230,534
†Oil States International, Inc.	6,670	49,825
Patterson-UTI Energy, Inc.	16,123	192,992
†ProPetro Holding Corp.	10,570	87,097
RPC, Inc.	14,752	105,477
Schlumberger NV	41,543	2,040,592
†SEACOR Marine Holdings, Inc.	2,951	33,730
Select Water Solutions, Inc. Class A	17,227	139,539
Solaris Oilfield Infrastructure, Inc. Class A	2,482	20,675
†TechnipFMC PLC	20,805	345,779
†TETRA Technologies, Inc.	6,536	22,092
†Tidewater, Inc.	1,101	61,039
†Transocean Ltd.	38,916	272,801
†U.S. Silica Holdings, Inc.	11,361	137,809
†Valaris Ltd.	2,689	169,219
†Weatherford International PLC	4,039	268,270
		9,145,823
Entertainment–0.98%
†Activision Blizzard, Inc.	15,960	1,345,428
†Cinemark Holdings, Inc.	1,388	22,902
Electronic Arts, Inc.	5,636	730,989
†Endeavor Group Holdings, Inc. Class A	5,579	133,450
†IMAX Corp.	4,896	83,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Liberty Media Corp.-Liberty Braves Class A	1,821	$ 72,920
†Liberty Media Corp.-Liberty Formula One Class A	9,968	739,016
†Lions Gate Entertainment Corp. Class A	18,098	153,985
†Live Nation Entertainment, Inc.	7,827	713,118
†Madison Square Garden Entertainment Corp.	3,215	108,088
Madison Square Garden Sports Corp.	382	71,835
Marcus Corp.	3,838	56,918
†Netflix, Inc.	8,642	3,806,715
†Playtika Holding Corp.	3,992	46,307
†Reading International, Inc. Class A	489	1,296
†ROBLOX Corp. Class A	5,329	214,759
†Roku, Inc.	753	48,162
†Sciplay Corp. Class A	483	9,505
†Sphere Entertainment Co.	3,215	88,059
†Spotify Technology SA	1,430	229,587
†Take-Two Interactive Software, Inc.	7,167	1,054,696
†Walt Disney Co.	36,996	3,303,003
†Warner Bros Discovery, Inc.	88,464	1,109,339
Warner Music Group Corp. Class A	2,536	66,164
World Wrestling Entertainment, Inc. Class A	3,541	384,092
		14,593,516
Financial Services–3.45%
†Affirm Holdings, Inc.	2,807	43,031
A-Mark Precious Metals, Inc.	1,648	61,693
Apollo Global Management, Inc.	8,315	638,675
†AvidXchange Holdings, Inc.	10,982	113,993
†Berkshire Hathaway, Inc. Class B	46,847	15,974,827
†Block, Inc.	4,058	270,141
†BM Technologies, Inc.	562	1,675
†Cannae Holdings, Inc.	9,850	199,069
†Cantaloupe, Inc.	2,736	21,779
Cass Information Systems, Inc.	1,874	72,674
Equitable Holdings, Inc.	20,637	560,501
Essent Group Ltd.	9,692	453,586
†Euronet Worldwide, Inc.	4,413	517,954
EVERTEC, Inc.	7,143	263,077
Federal Agricultural Mortgage Corp. Class C	1,195	171,769
Fidelity National Information Services, Inc.	16,512	903,206

LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Fiserv, Inc.	12,330	$ 1,555,430
†FleetCor Technologies, Inc.	4,616	1,158,985
†Flywire Corp.	2,304	71,516
Global Payments, Inc.	8,159	803,825
†I3 Verticals, Inc. Class A	2,397	54,795
†International Money Express, Inc.	2,436	59,755
Jack Henry & Associates, Inc.	2,611	436,899
Jackson Financial, Inc. Class A	3,086	94,462
†Marqeta, Inc. Class A	7,290	35,502
Mastercard, Inc. Class A	28,036	11,026,559
Merchants Bancorp	1,218	31,156
MGIC Investment Corp.	35,831	565,771
†Mr Cooper Group, Inc.	6,569	332,654
†NMI Holdings, Inc. Class A	9,001	232,406
†Ocwen Financial Corp.	819	24,545
†PayPal Holdings, Inc.	19,280	1,286,554
PennyMac Financial Services, Inc.	1,310	92,106
Radian Group, Inc.	20,843	526,911
†Rocket Cos., Inc. Class A	9,767	87,512
†Shift4 Payments, Inc. Class A	1,311	89,030
TFS Financial Corp.	9,915	124,632
†Toast, Inc. Class A	7,723	174,308
†Velocity Financial, Inc.	535	6,169
Visa, Inc. Class A	43,442	10,316,606
Voya Financial, Inc.	8,511	610,324
Walker & Dunlop, Inc.	3,997	316,123
Waterstone Financial, Inc.	3,925	56,873
Western Union Co.	21,608	253,462
†WEX, Inc.	3,024	550,580
		51,243,100
Food Products–1.22%
Alico, Inc.	234	5,958
Archer-Daniels-Midland Co.	12,334	931,957
B&G Foods, Inc.	9,162	127,535
Bunge Ltd.	7,656	722,344
Calavo Growers, Inc.	1,666	48,347
Cal-Maine Foods, Inc.	5,325	239,625
Campbell Soup Co.	16,121	736,891
Conagra Brands, Inc.	20,072	676,828
†Darling Ingredients, Inc.	8,222	524,481
†Farmer Bros Co.	400	1,108
Flowers Foods, Inc.	17,818	443,312
Fresh Del Monte Produce, Inc.	6,313	162,307
†Freshpet, Inc.	885	58,242
General Mills, Inc.	17,739	1,360,581
†Hain Celestial Group, Inc.	9,937	124,312
Hershey Co.	5,358	1,337,893
Hormel Foods Corp.	18,651	750,143
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Hostess Brands, Inc.	13,011	$ 329,439
Ingredion, Inc.	5,806	615,146
J & J Snack Foods Corp.	1,370	216,953
J M Smucker Co.	5,020	741,303
John B Sanfilippo & Son, Inc.	748	87,718
Kellogg Co.	18,088	1,219,131
Kraft Heinz Co.	19,060	676,630
Lamb Weston Holdings, Inc.	5,940	682,803
Lancaster Colony Corp.	1,572	316,114
McCormick & Co., Inc.	7,725	673,774
Mondelez International, Inc. Class A	27,705	2,020,803
†Pilgrim's Pride Corp.	10,200	219,198
†Post Holdings, Inc.	5,735	496,938
Seaboard Corp.	14	49,850
†Simply Good Foods Co.	7,603	278,194
†Sovos Brands, Inc.	4,399	86,044
Tootsie Roll Industries, Inc.	1,545	54,708
†TreeHouse Foods, Inc.	5,737	289,030
Tyson Foods, Inc. Class A	15,575	794,948
†Vital Farms, Inc.	3,700	44,363
		18,144,951
Gas Utilities–0.17%
Atmos Energy Corp.	5,568	647,781
Chesapeake Utilities Corp.	776	92,344
National Fuel Gas Co.	7,308	375,339
New Jersey Resources Corp.	8,468	399,690
Northwest Natural Holding Co.	2,733	117,656
ONE Gas, Inc.	2,955	226,973
Southwest Gas Holdings, Inc.	3,302	210,172
Spire, Inc.	3,336	211,636
UGI Corp.	11,119	299,879
		2,581,470
Ground Transportation–1.33%
AMERCO	1,663	91,997
ArcBest Corp.	3,105	306,774
†Avis Budget Group, Inc.	2,450	560,241
Covenant Logistics Group, Inc.	3,400	149,022
CSX Corp.	71,599	2,441,526
†Daseke, Inc.	629	4,485
Heartland Express, Inc.	11,699	191,981
†Hertz Global Holdings, Inc.	17,404	320,060
JB Hunt Transport Services, Inc.	6,558	1,187,195
Knight-Swift Transportation Holdings, Inc.	13,736	763,172
Landstar System, Inc.	3,625	697,957
Marten Transport Ltd.	9,004	193,586
Norfolk Southern Corp.	7,308	1,657,162

LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	5,019	$ 1,855,775
†PAM Transportation Services, Inc.	1,224	32,766
†RXO, Inc.	9,670	219,219
Ryder System, Inc.	5,995	508,316
†Saia, Inc.	2,727	933,752
Schneider National, Inc. Class B	12,607	362,073
†Uber Technologies, Inc.	14,942	645,046
U-Haul Holding Co.	14,967	758,378
Union Pacific Corp.	23,513	4,811,230
Universal Logistics Holdings, Inc.	2,500	72,025
Werner Enterprises, Inc.	9,031	398,990
†XPO Logistics, Inc.	9,670	570,530
		19,733,258
Health Care Equipment & Supplies–2.00%
Abbott Laboratories	35,338	3,852,549
†Align Technology, Inc.	1,343	474,939
†AngioDynamics, Inc.	5,678	59,222
†Artivion, Inc.	4,470	76,839
†AtriCure, Inc.	1,380	68,117
Atrion Corp.	226	127,848
†Avanos Medical, Inc.	5,480	140,069
†Axogen, Inc.	3,071	28,038
†Axonics, Inc.	1,703	85,950
Baxter International, Inc.	20,388	928,877
Becton Dickinson & Co.	5,266	1,390,277
†Boston Scientific Corp.	19,203	1,038,690
CONMED Corp.	1,948	264,714
Cooper Cos., Inc.	1,861	713,563
DENTSPLY SIRONA, Inc.	12,665	506,853
†Dexcom, Inc.	4,904	630,213
†Edwards Lifesciences Corp.	10,539	994,144
Embecta Corp.	1,053	22,745
†Enovis Corp.	3,676	235,705
†Envista Holdings Corp.	10,550	357,012
†Figs, Inc. Class A	6,522	53,937
GE HealthCare Technologies, Inc.	6,806	552,919
†Glaukos Corp.	2,443	173,966
†Globus Medical, Inc. Class A	6,424	382,485
†Haemonetics Corp.	4,127	351,373
†Hologic, Inc.	12,303	996,174
†IDEXX Laboratories, Inc.	2,939	1,476,054
†Inari Medical, Inc.	600	34,884
†Inogen, Inc.	1,392	16,078
†Inspire Medical Systems, Inc.	361	117,195
†Insulet Corp.	1,251	360,713
†Integer Holdings Corp.	3,432	304,110
†Integra LifeSciences Holdings Corp.	6,337	260,641
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical, Inc.	5,805	$ 1,984,962
iRadimed Corp.	465	22,199
†Lantheus Holdings, Inc.	4,262	357,667
LeMaitre Vascular, Inc.	1,018	68,491
†LENSAR, Inc.	1,658	7,047
†LivaNova PLC	3,945	202,891
†Masimo Corp.	2,348	386,363
Medtronic PLC	25,795	2,272,540
†Merit Medical Systems, Inc.	4,562	381,566
†Nevro Corp.	1,444	36,706
†Novocure Ltd.	1,324	54,946
†NuVasive, Inc.	4,122	171,434
=OmniAb, Inc. Earnout Shares	435	0
=OmniAb, Inc. Earnout Shares	435	0
†Omnicell, Inc.	2,223	163,768
†OraSure Technologies, Inc.	3,636	18,216
†Orthofix Medical, Inc.	3,866	69,820
†OrthoPediatrics Corp.	984	43,148
†Outset Medical, Inc.	3,960	86,605
†Penumbra, Inc.	719	247,379
ResMed, Inc.	3,836	838,166
†Shockwave Medical, Inc.	360	102,748
†STAAR Surgical Co.	700	36,799
STERIS PLC	4,203	945,591
Stryker Corp.	6,958	2,122,816
†Surmodics, Inc.	1,196	37,447
†Tactile Systems Technology, Inc.	3,443	85,834
Teleflex, Inc.	1,857	449,450
†UFP Technologies, Inc.	348	67,460
Utah Medical Products, Inc.	166	15,471
†Varex Imaging Corp.	4,849	114,291
Zimmer Biomet Holdings, Inc.	8,329	1,212,702
†Zimvie, Inc.	832	9,343
		29,690,759
Health Care Providers & Services–2.69%
†Acadia Healthcare Co., Inc.	7,227	575,558
†Accolade, Inc.	200	2,694
†Addus HomeCare Corp.	1,490	138,123
†Agiliti, Inc.	583	9,620
†Agilon Health, Inc.	10,936	189,630
†Amedisys, Inc.	2,782	254,386
AmerisourceBergen Corp.	7,005	1,347,972
†AMN Healthcare Services, Inc.	4,516	492,786
†Apollo Medical Holdings, Inc.	2,925	92,430
†Brookdale Senior Living, Inc.	25,409	107,226
Cardinal Health, Inc.	9,704	917,707
†Castle Biosciences, Inc.	1,800	24,696
†Centene Corp.	17,165	1,157,779
Chemed Corp.	1,263	684,129
Cigna Group	9,067	2,544,200

LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems, Inc.	14,031	$ 61,736
†CorVel Corp.	1,436	277,866
†Cross Country Healthcare, Inc.	2,295	64,444
CVS Health Corp.	37,955	2,623,829
†DaVita, Inc.	5,212	523,650
Elevance Health, Inc.	6,867	3,050,939
Encompass Health Corp.	10,482	709,736
†Enhabit, Inc.	5,241	60,272
Ensign Group, Inc.	5,309	506,797
†Enzo Biochem, Inc.	4,600	8,464
†Fulgent Genetics, Inc.	3,138	116,200
HCA Healthcare, Inc.	5,746	1,743,796
†HealthEquity, Inc.	1,071	67,623
†Henry Schein, Inc.	6,745	547,020
Humana, Inc.	3,293	1,472,399
Laboratory Corp. of America Holdings	4,241	1,023,481
McKesson Corp.	3,783	1,616,514
†ModivCare, Inc.	1,930	87,255
†Molina Healthcare, Inc.	2,528	761,535
National HealthCare Corp.	1,916	118,447
National Research Corp.	414	18,013
†NeoGenomics, Inc.	2,472	39,725
†OPKO Health, Inc.	26,983	58,553
†Option Care Health, Inc.	8,414	273,371
†Owens & Minor, Inc.	8,370	159,365
Patterson Cos., Inc.	9,569	318,265
†Pediatrix Medical Group, Inc.	8,411	119,520
†Pennant Group, Inc.	3,570	43,840
†PetIQ, Inc.	1,604	24,333
Premier, Inc. Class A	6,981	193,094
†Progyny, Inc.	1,799	70,773
Quest Diagnostics, Inc.	5,563	781,935
†R1 RCM, Inc.	4,491	82,859
†RadNet, Inc.	2,573	83,931
Select Medical Holdings Corp.	14,513	462,384
†Surgery Partners, Inc.	2,745	123,498
†Tenet Healthcare Corp.	9,313	757,892
U.S. Physical Therapy, Inc.	1,000	121,390
UnitedHealth Group, Inc.	23,464	11,277,737
Universal Health Services, Inc. Class B	6,700	1,057,059
		40,048,476
Health Care Technology–0.12%
†American Well Corp. Class A	13,369	28,075
†Certara, Inc.	5,749	104,689
†Computer Programs & Systems, Inc.	971	23,974
†Doximity, Inc. Class A	3,034	103,217
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Evolent Health, Inc. Class A	7,583	$ 229,765
†GoodRx Holdings, Inc. Class A	3,965	21,887
HealthStream, Inc.	2,606	64,003
†NextGen Healthcare, Inc.	6,248	101,342
†Phreesia, Inc.	3,969	123,079
†Schrodinger, Inc.	1,980	98,842
Simulations Plus, Inc.	1,079	46,753
†Teladoc Health, Inc.	5,765	145,970
†Veeva Systems, Inc. Class A	2,496	493,534
†Veradigm, Inc.	12,205	153,783
		1,738,913
Hotels, Restaurants & Leisure–2.11%
†Airbnb, Inc. Class A	5,731	734,485
Aramark	18,038	776,536
†Biglari Holdings, Inc. Class B	1	197
†BJ's Restaurants, Inc.	1,988	63,218
Bloomin' Brands, Inc.	5,220	140,366
†Booking Holdings, Inc.	684	1,847,026
Boyd Gaming Corp.	3,668	254,449
†Brinker International, Inc.	3,450	126,270
†Caesars Entertainment, Inc.	9,211	469,485
†Carnival Corp.	31,390	591,074
†Carrols Restaurant Group, Inc.	5,537	27,906
Cheesecake Factory, Inc.	3,055	105,642
†Chipotle Mexican Grill, Inc.	754	1,612,806
Choice Hotels International, Inc.	3,240	380,765
Churchill Downs, Inc.	3,270	455,086
†Chuy's Holdings, Inc.	1,400	57,148
Cracker Barrel Old Country Store, Inc.	2,215	206,394
Darden Restaurants, Inc.	6,766	1,130,463
†Dave & Buster's Entertainment, Inc.	4,590	204,530
†Denny's Corp.	3,860	47,555
Dine Brands Global, Inc.	793	46,018
Domino's Pizza, Inc.	1,369	461,339
†DoorDash, Inc. Class A	5,918	452,254
†DraftKings, Inc. Class A	7,514	199,647
El Pollo Loco Holdings, Inc.	3,990	34,992
†Expedia Group, Inc.	2,936	321,169
†Fiesta Restaurant Group, Inc.	2,409	19,127
†Hilton Grand Vacations, Inc.	2,114	96,060
Hilton Worldwide Holdings, Inc.	7,660	1,114,913
Hyatt Hotels Corp. Class A	2,033	232,941
Jack in the Box, Inc.	1,951	190,281
†Las Vegas Sands Corp.	8,039	466,262
†Light & Wonder, Inc. Class A	5,966	410,222

LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. Class A	9,291	$ 1,706,664
Marriott Vacations Worldwide Corp.	3,604	442,283
McDonald's Corp.	18,764	5,599,365
MGM Resorts International	13,750	603,900
†Norwegian Cruise Line Holdings Ltd.	5,416	117,906
Papa John's International, Inc.	2,370	174,977
†Penn Entertainment, Inc.	9,276	222,902
†Planet Fitness, Inc. Class A	6,007	405,112
†Playa Hotels & Resorts NV	8,564	69,711
†Red Robin Gourmet Burgers, Inc.	2,551	35,280
Red Rock Resorts, Inc. Class A	4,288	200,593
†Royal Caribbean Cruises Ltd.	10,175	1,055,555
†SeaWorld Entertainment, Inc.	4,700	263,247
†Shake Shack, Inc. Class A	1,397	108,575
†Six Flags Entertainment Corp.	2,363	61,391
Starbucks Corp.	29,269	2,899,387
Texas Roadhouse, Inc.	5,372	603,168
Travel & Leisure Co.	6,597	266,123
Vail Resorts, Inc.	2,068	520,640
Wendy's Co.	21,332	463,971
Wingstop, Inc.	2,063	412,930
Wyndham Hotels & Resorts, Inc.	4,719	323,582
Wynn Resorts Ltd.	3,118	329,292
Yum! Brands, Inc.	8,774	1,215,638
		31,378,818
Household Durables–1.17%
†Beazer Homes USA, Inc.	1,618	45,773
†Cavco Industries, Inc.	837	246,915
Century Communities, Inc.	3,853	295,217
DR Horton, Inc.	18,607	2,264,286
Ethan Allen Interiors, Inc.	3,617	102,289
Flexsteel Industries, Inc.	262	5,164
Garmin Ltd.	9,022	940,904
†GoPro, Inc. Class A	2,300	9,522
†Green Brick Partners, Inc.	1,200	68,160
Hamilton Beach Brands Holding Co. Class A	400	3,864
†Helen of Troy Ltd.	2,108	227,706
Hooker Furnishings Corp.	1,803	33,644
†Hovnanian Enterprises, Inc. Class A	705	69,943
Installed Building Products, Inc.	2,299	322,228
†iRobot Corp.	1,300	58,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
KB Home	9,361	$ 484,057
La-Z-Boy, Inc.	5,162	147,840
Leggett & Platt, Inc.	12,560	372,027
Lennar Corp. Class A	13,397	1,672,453
†LGI Homes, Inc.	2,369	319,554
†Lovesac Co.	1,377	37,110
†M/I Homes, Inc.	4,399	383,549
MDC Holdings, Inc.	7,338	343,198
Meritage Homes Corp.	5,353	761,571
†Mohawk Industries, Inc.	2,934	302,671
Newell Brands, Inc.	34,587	300,907
†NVR, Inc.	229	1,454,292
PulteGroup, Inc.	22,245	1,727,992
Purple Innovation, Inc.	2,397	6,664
†Skyline Champion Corp.	3,677	240,660
†Sonos, Inc.	2,851	46,557
†Taylor Morrison Home Corp.	12,982	633,132
Tempur Sealy International, Inc.	12,290	492,460
Toll Brothers, Inc.	9,920	784,374
†TopBuild Corp.	3,484	926,814
†Tri Pointe Homes, Inc.	13,629	447,849
†Universal Electronics, Inc.	1,276	12,275
†Vizio Holding Corp. Class A	6,709	45,286
Whirlpool Corp.	4,824	717,763
		17,355,495
Household Products–1.16%
†Central Garden & Pet Co.	5,724	209,245
Church & Dwight Co., Inc.	8,518	853,759
Clorox Co.	5,232	832,097
Colgate-Palmolive Co.	22,655	1,745,341
Energizer Holdings, Inc.	6,619	222,266
Kimberly-Clark Corp.	9,668	1,334,764
Procter & Gamble Co.	75,241	11,417,070
Reynolds Consumer Products, Inc.	1,713	48,392
Spectrum Brands Holdings, Inc.	4,932	384,943
WD-40 Co.	802	151,297
		17,199,174
Independent Power and Renewable Electricity Producers–0.17%
AES Corp.	23,697	491,239
Atlantica Sustainable Infrastructure PLC	8,753	205,170
Brookfield Renewable Corp. Class A	8,421	265,430
Clearway Energy, Inc. Class A	11,203	313,406
Ormat Technologies, Inc.	5,007	402,863
†Sunnova Energy International, Inc.	2,425	44,402
Vistra Corp.	32,916	864,045
		2,586,555

LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.53%
3M Co.	18,611	$ 1,862,775
General Electric Co.	20,420	2,243,137
Honeywell International, Inc.	18,336	3,804,720
		7,910,632
Insurance–2.84%
Aflac, Inc.	16,933	1,181,923
Allstate Corp.	10,688	1,165,420
†Ambac Financial Group, Inc.	5,809	82,720
American Equity Investment Life Holding Co.	7,892	411,252
American Financial Group, Inc.	6,291	747,056
American International Group, Inc.	30,280	1,742,311
AMERISAFE, Inc.	2,406	128,288
Aon PLC Class A	5,325	1,838,190
†Arch Capital Group Ltd.	18,145	1,358,153
Argo Group International Holdings Ltd.	2,831	83,826
Arthur J Gallagher & Co.	3,988	875,645
Assurant, Inc.	4,180	525,510
Assured Guaranty Ltd.	8,298	463,028
Axis Capital Holdings Ltd.	7,323	394,197
†Brighthouse Financial, Inc.	8,990	425,677
Brown & Brown, Inc.	13,294	915,159
†BRP Group, Inc. Class A	1,800	44,604
Chubb Ltd.	11,488	2,212,129
Cincinnati Financial Corp.	7,701	749,461
CNA Financial Corp.	4,359	168,345
Donegal Group, Inc. Class A	1,349	19,466
†eHealth, Inc.	2,423	19,481
Employers Holdings, Inc.	3,284	122,854
†Enstar Group Ltd.	1,331	325,084
Erie Indemnity Co. Class A	918	192,789
Everest Re Group Ltd.	2,122	725,427
F&G Annuities & Life, Inc.	1,879	46,562
Fidelity National Financial, Inc.	27,636	994,896
First American Financial Corp.	9,702	553,208
†Genworth Financial, Inc. Class A	43,794	218,970
Globe Life, Inc.	6,092	667,805
†Goosehead Insurance, Inc. Class A	1,734	109,051
†Greenlight Capital Re Ltd. Class A	4,459	46,976
Hanover Insurance Group, Inc.	4,144	468,396
Hartford Financial Services Group, Inc.	17,899	1,289,086
HCI Group, Inc.	2,595	160,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Heritage Insurance Holdings, Inc.	3,747	$ 14,426
Horace Mann Educators Corp.	5,165	153,194
James River Group Holdings Ltd.	3,086	56,350
Kemper Corp.	7,106	342,936
Kinsale Capital Group, Inc.	1,057	395,529
Loews Corp.	10,924	648,667
†Maiden Holdings Ltd.	12,125	25,463
†Markel Group, Inc.	624	863,104
Marsh & McLennan Cos., Inc.	15,238	2,865,963
Mercury General Corp.	6,071	183,769
MetLife, Inc.	12,878	727,993
National Western Life Group, Inc. Class A	415	172,457
†NI Holdings, Inc.	900	13,365
Old Republic International Corp.	25,948	653,111
†Palomar Holdings, Inc.	897	52,062
Primerica, Inc.	4,918	972,584
Principal Financial Group, Inc.	14,167	1,074,425
ProAssurance Corp.	6,511	98,251
Progressive Corp.	9,964	1,318,935
Prudential Financial, Inc.	22,112	1,950,721
Reinsurance Group of America, Inc.	4,774	662,106
RenaissanceRe Holdings Ltd.	3,891	725,749
RLI Corp.	3,097	422,648
Safety Insurance Group, Inc.	2,074	148,747
Selective Insurance Group, Inc.	5,303	508,823
†SiriusPoint Ltd.	13,203	119,223
Stewart Information Services Corp.	3,350	137,819
Tiptree, Inc.	2,925	43,904
Travelers Cos., Inc.	14,707	2,554,018
†Trupanion, Inc.	1,512	29,756
United Fire Group, Inc.	3,480	78,857
Universal Insurance Holdings, Inc.	7,335	113,179
Unum Group	9,122	435,119
W R Berkley Corp.	12,508	744,977
White Mountains Insurance Group Ltd.	305	423,618
Willis Towers Watson PLC	4,394	1,034,787
		42,239,899
Interactive Media & Services–3.52%
†Alphabet, Inc. Class A	120,470	14,420,259
†Alphabet, Inc. Class C	107,461	12,999,557
†Angi, Inc.	2,100	6,930
†Bumble, Inc. Class A	8,172	137,126

LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cargurus, Inc.	2,819	$ 63,794
†Cars.com, Inc.	8,684	172,117
†DHI Group, Inc.	5,517	21,130
eBay, Inc.	35,380	1,581,132
†Match Group, Inc.	9,882	413,562
†Meta Platforms, Inc. Class A	74,562	21,397,803
†Pinterest, Inc. Class A	7,293	199,391
†QuinStreet, Inc.	3,909	34,517
Shutterstock, Inc.	1,235	60,107
†Snap, Inc. Class A	4,200	49,728
†TripAdvisor, Inc.	8,010	132,085
†TrueCar, Inc.	10,819	24,451
†Yelp, Inc.	6,349	231,167
†Zedge, Inc. Class B	1,132	2,536
†Ziff Davis, Inc.	5,206	364,732
†ZoomInfo Technologies, Inc.	3,657	92,851
		52,404,975
IT Services–1.22%
Accenture PLC Class A	20,137	6,213,875
†Akamai Technologies, Inc.	8,140	731,542
Amdocs Ltd.	5,634	556,921
†Cloudflare, Inc. Class A	1,236	80,797
Cognizant Technology Solutions Corp. Class A	17,896	1,168,251
†DigitalOcean Holdings, Inc.	1,591	63,863
†DXC Technology Co.	19,155	511,822
†Edgio, Inc.	5,104	3,440
†EPAM Systems, Inc.	1,459	327,910
†Fastly, Inc. Class A	7,448	117,455
†Gartner, Inc.	2,793	978,416
†Globant SA	1,717	308,579
†GoDaddy, Inc. Class A	3,510	263,706
†Grid Dynamics Holdings, Inc.	2,476	22,903
Hackett Group, Inc.	2,613	58,401
International Business Machines Corp.	30,732	4,112,249
†Kyndryl Holdings, Inc.	8,787	116,691
†MongoDB, Inc.	835	343,177
†Okta, Inc.	3,326	230,658
†Perficient, Inc.	3,007	250,573
†Rackspace Technology, Inc.	5,239	14,250
†Snowflake, Inc. Class A	2,969	522,485
†Squarespace, Inc. Class A	3,541	111,683
†Twilio, Inc. Class A	2,382	151,543
†Unisys Corp.	5,740	22,845
†VeriSign, Inc.	3,545	801,064
		18,085,099
Leisure Products–0.24%
Acushnet Holdings Corp.	6,089	332,946
†American Outdoor Brands, Inc.	2,016	17,499
Brunswick Corp.	7,857	680,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Funko, Inc. Class A	2,122	$ 22,960
Hasbro, Inc.	7,816	506,242
Johnson Outdoors, Inc. Class A	842	51,741
†Malibu Boats, Inc. Class A	2,224	130,460
†MasterCraft Boat Holdings, Inc.	814	24,949
†Mattel, Inc.	23,363	456,513
†Nautilus, Inc.	4,229	5,159
Polaris, Inc.	4,675	565,348
Smith & Wesson Brands, Inc.	8,067	105,194
†Topgolf Callaway Brands Corp.	17,355	344,497
†Vista Outdoor, Inc.	7,301	202,019
†YETI Holdings, Inc.	3,031	117,724
		3,563,981
Life Sciences Tools & Services–1.18%
†10X Genomics, Inc. Class A	1,701	94,984
†Adaptive Biotechnologies Corp.	4,935	33,114
Agilent Technologies, Inc.	6,123	736,291
†Avantor, Inc.	21,138	434,174
†Azenta, Inc.	1,860	86,825
†BioLife Solutions, Inc.	2,557	56,510
†Bio-Rad Laboratories, Inc. Class A	1,350	511,812
Bio-Techne Corp.	3,925	320,398
Bruker Corp.	7,953	587,886
†Charles River Laboratories International, Inc.	2,668	560,947
†CryoPort, Inc.	1,498	25,840
Danaher Corp.	12,129	2,910,960
†Illumina, Inc.	2,544	476,974
†IQVIA Holdings, Inc.	7,712	1,733,426
†Maravai LifeSciences Holdings, Inc. Class A	3,739	46,476
†Medpace Holdings, Inc.	1,907	458,004
Mesa Laboratories, Inc.	369	47,416
†Mettler-Toledo International, Inc.	813	1,066,363
†OmniAb, Inc.	5,630	28,319
†Pacific Biosciences of California, Inc.	7,862	104,565
†Quanterix Corp.	2,102	47,400
†Repligen Corp.	1,556	220,112
Revvity, Inc.	5,182	615,570
†Seer, Inc.	3,658	15,620
†Sotera Health Co.	13,181	248,330
†Syneos Health, Inc.	7,453	314,069
Thermo Fisher Scientific, Inc.	7,783	4,060,780
†Waters Corp.	2,540	677,012

LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	2,570	$ 982,948
		17,503,125
Machinery–2.87%
†3D Systems Corp.	12,600	125,118
AGCO Corp.	8,002	1,051,623
Alamo Group, Inc.	1,267	233,014
Albany International Corp. Class A	2,740	255,587
Allison Transmission Holdings, Inc.	11,348	640,708
Astec Industries, Inc.	2,784	126,505
Barnes Group, Inc.	5,223	220,358
Caterpillar, Inc.	17,216	4,235,997
†Chart Industries, Inc.	2,648	423,124
†CIRCOR International, Inc.	2,161	121,988
Columbus McKinnon Corp.	2,989	121,503
†Commercial Vehicle Group, Inc.	1,272	14,119
Crane Co.	5,256	468,415
Crane NXT Co.	5,256	296,649
Cummins, Inc.	6,637	1,627,127
Deere & Co.	9,345	3,786,500
Donaldson Co., Inc.	11,081	692,673
Douglas Dynamics, Inc.	3,649	109,032
Dover Corp.	7,527	1,111,362
†Energy Recovery, Inc.	5,205	145,480
Enerpac Tool Group Corp.	5,155	139,185
EnPro Industries, Inc.	2,717	362,801
Esab Corp.	3,676	244,601
ESCO Technologies, Inc.	2,378	246,432
Federal Signal Corp.	6,198	396,858
Flowserve Corp.	11,478	426,408
Fortive Corp.	13,093	978,964
Franklin Electric Co., Inc.	3,933	404,706
†Gates Industrial Corp. PLC	6,364	85,787
Gorman-Rupp Co.	3,528	101,712
Graco, Inc.	5,884	508,083
Greenbrier Cos., Inc.	3,320	143,092
Helios Technologies, Inc.	4,083	269,845
Hillenbrand, Inc.	7,862	403,163
Hyster-Yale Materials Handling, Inc.	2,265	126,478
IDEX Corp.	2,515	541,379
Illinois Tool Works, Inc.	10,437	2,610,920
Ingersoll Rand, Inc.	16,635	1,087,264
ITT, Inc.	7,814	728,343
John Bean Technologies Corp.	2,531	307,010
Kadant, Inc.	857	190,340
Kennametal, Inc.	8,400	238,476
†L B Foster Co. Class A	1,339	19,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	4,469	$ 887,677
Lindsay Corp.	1,086	129,603
Luxfer Holdings PLC	1,823	25,941
†Manitowoc Co., Inc.	5,279	99,404
†Middleby Corp.	4,781	706,775
Miller Industries, Inc.	382	13,549
Mueller Industries, Inc.	6,447	562,694
Mueller Water Products, Inc. Class A	14,392	233,582
†NN, Inc.	2,981	7,125
Nordson Corp.	2,316	574,785
Omega Flex, Inc.	333	34,559
Oshkosh Corp.	5,854	506,898
Otis Worldwide Corp.	14,009	1,246,941
PACCAR, Inc.	19,967	1,670,240
Parker-Hannifin Corp.	4,084	1,592,923
Park-Ohio Holdings Corp.	1,206	22,914
Pentair PLC	14,502	936,829
†Proterra, Inc.	9,200	11,040
†Proto Labs, Inc.	1,861	65,061
†RBC Bearings, Inc.	1,225	266,401
REV Group, Inc.	7,071	93,761
Shyft Group, Inc.	3,500	77,210
Snap-on, Inc.	2,574	741,801
†SPX Technologies, Inc.	3,638	309,121
Standex International Corp.	1,405	198,765
Stanley Black & Decker, Inc.	6,307	591,029
Tennant Co.	1,546	125,396
Terex Corp.	5,972	357,305
Timken Co.	6,955	636,591
†Titan International, Inc.	4,215	48,388
Toro Co.	7,658	778,436
Trinity Industries, Inc.	12,252	314,999
Wabash National Corp.	7,597	194,787
Watts Water Technologies, Inc. Class A	2,301	422,763
Westinghouse Air Brake Technologies Corp.	8,019	879,444
Xylem, Inc.	8,817	992,970
		42,725,557
Marine Transportation–0.07%
Costamare, Inc.	10,400	100,568
Eagle Bulk Shipping, Inc.	1,598	76,768
Eneti, Inc.	1,605	19,437
Genco Shipping & Trading Ltd.	1,685	23,640
†Kirby Corp.	5,754	442,770
Matson, Inc.	5,348	415,700
		1,078,883
Media–1.30%
†Altice USA, Inc. Class A	14,605	44,107

LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†AMC Networks, Inc. Class A	4,165	$ 49,772
†Boston Omaha Corp. Class A	1,169	22,001
Cable One, Inc.	488	320,655
†Charter Communications, Inc. Class A	4,629	1,700,556
Comcast Corp. Class A	186,413	7,745,460
†comScore, Inc.	6,307	5,109
†DISH Network Corp. Class A	15,803	104,142
Entravision Communications Corp. Class A	11,605	50,946
†EW Scripps Co. Class A	6,953	63,620
Fox Corp. Class A	27,415	905,034
†Gannett Co., Inc.	20,670	46,507
Gray Television, Inc.	12,929	101,881
†iHeartMedia, Inc. Class A	4,613	16,791
†Integral Ad Science Holding Corp.	5,146	92,525
Interpublic Group of Cos., Inc.	32,184	1,241,659
John Wiley & Sons, Inc. Class A	3,749	127,577
†Liberty Broadband Corp. Class A	7,682	614,940
†Liberty Media Corp.-Liberty SiriusXM Class A	15,544	509,077
†Magnite, Inc.	6,973	95,181
New York Times Co. Class A	12,678	499,260
News Corp. Class A	29,560	578,839
Nexstar Media Group, Inc. Class A	5,697	948,835
Omnicom Group, Inc.	14,327	1,363,214
Paramount Global Class A	31,115	495,512
†PubMatic, Inc. Class A	2,989	54,639
†Quotient Technology, Inc.	10,979	42,159
Scholastic Corp.	4,716	183,405
Sinclair, Inc.	2,784	38,475
Sirius XM Holdings, Inc.	42,939	194,514
†TechTarget, Inc.	700	21,791
TEGNA, Inc.	26,053	423,101
†Thryv Holdings, Inc.	3,667	90,208
†Trade Desk, Inc. Class A	6,873	530,733
†WideOpenWest, Inc.	3,108	26,232
		19,348,457
Metals & Mining–1.12%
Alcoa Corp.	15,794	535,890
Alpha Metallurgical Resources, Inc.	1,385	227,639
†Arconic Corp.	6,630	196,115
†ATI, Inc.	11,771	520,631
Carpenter Technology Corp.	5,905	331,448
†Century Aluminum Co.	9,619	83,878
†Cleveland-Cliffs, Inc.	42,600	713,976
†Coeur Mining, Inc.	23,894	67,859
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Commercial Metals Co.	12,040	$ 634,026
Compass Minerals International, Inc.	3,859	131,206
†Ferroglobe PLC	12,975	61,891
Freeport-McMoRan, Inc.	40,819	1,632,760
Haynes International, Inc.	1,268	64,440
Hecla Mining Co.	58,317	300,333
Kaiser Aluminum Corp.	1,961	140,486
Materion Corp.	2,300	262,660
†MP Materials Corp.	2,460	56,285
Newmont Corp.	24,162	1,030,751
Nucor Corp.	19,118	3,134,970
Olympic Steel, Inc.	684	33,516
Ramaco Resources, Inc. Class A	5,604	49,325
Reliance Steel & Aluminum Co.	5,749	1,561,371
Royal Gold, Inc.	5,496	630,831
Ryerson Holding Corp.	3,181	137,992
Schnitzer Steel Industries, Inc. Class A	2,756	82,652
Southern Copper Corp.	4,923	353,176
Steel Dynamics, Inc.	21,496	2,341,559
SunCoke Energy, Inc.	15,427	121,410
†TimkenSteel Corp.	6,778	146,201
Tredegar Corp.	3,092	20,624
U.S. Steel Corp.	19,736	493,597
Warrior Met Coal, Inc.	5,674	221,002
Worthington Industries, Inc.	3,912	271,767
		16,592,267
Multi-Utilities–0.61%
Ameren Corp.	8,666	707,752
Avista Corp.	5,502	216,063
Black Hills Corp.	4,628	278,883
CenterPoint Energy, Inc.	22,804	664,737
CMS Energy Corp.	11,504	675,860
Consolidated Edison, Inc.	10,269	928,318
Dominion Energy, Inc.	21,497	1,113,330
DTE Energy Co.	6,090	670,022
NiSource, Inc.	16,856	461,012
NorthWestern Corp.	3,593	203,939
Public Service Enterprise Group, Inc.	16,849	1,054,916
Sempra Energy	6,916	1,006,900
Unitil Corp.	1,492	75,659
WEC Energy Group, Inc.	11,137	982,729
		9,040,120
Oil, Gas & Consumable Fuels–5.67%
Antero Midstream Corp.	23,697	274,885
†Antero Resources Corp.	18,631	429,072
APA Corp.	15,967	545,592
Arch Resources, Inc.	2,884	325,200

LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	7,654	$ 94,527
†Baytex Energy Corp.	9,579	31,228
Berry Corp.	5,961	41,012
California Resources Corp.	3,924	177,718
†Callon Petroleum Co.	5,442	190,851
†Centrus Energy Corp. Class A	1,440	46,886
Cheniere Energy, Inc.	7,467	1,137,672
Chesapeake Energy Corp.	9,890	827,595
Chevron Corp.	87,276	13,732,879
Chord Energy Corp.	2,891	444,636
Civitas Resources, Inc.	1,358	94,204
†Clean Energy Fuels Corp.	25,088	124,436
†CNX Resources Corp.	18,203	322,557
Comstock Resources, Inc.	15,974	185,298
ConocoPhillips	48,451	5,020,008
CONSOL Energy, Inc.	4,705	319,046
Coterra Energy, Inc.	69,289	1,753,012
CVR Energy, Inc.	8,133	243,665
Delek U.S. Holdings, Inc.	9,997	239,428
†Denbury, Inc.	2,796	241,183
Devon Energy Corp.	39,817	1,924,754
DHT Holdings, Inc.	14,019	119,582
Diamondback Energy, Inc.	11,933	1,567,519
Dorian LPG Ltd.	349	8,952
DT Midstream, Inc.	4,017	199,123
†EnLink Midstream LLC	18,193	192,846
EOG Resources, Inc.	21,512	2,461,833
EQT Corp.	18,234	749,964
Equitrans Midstream Corp.	22,257	212,777
Evolution Petroleum Corp.	4,707	37,985
Exxon Mobil Corp.	195,697	20,988,503
†Green Plains, Inc.	4,898	157,912
†Gulfport Energy Corp.	612	64,303
†Hallador Energy Co.	3,076	26,361
Hess Corp.	11,005	1,496,130
HF Sinclair Corp.	16,418	732,407
International Seaways, Inc.	3,390	129,634
Kinder Morgan, Inc.	61,710	1,062,646
†Kosmos Energy Ltd.	44,165	264,548
Magnolia Oil & Gas Corp. Class A	17,053	356,408
Marathon Oil Corp.	48,793	1,123,215
Marathon Petroleum Corp.	29,946	3,491,704
Matador Resources Co.	13,122	686,543
Murphy Oil Corp.	15,669	600,123
NACCO Industries, Inc. Class A	200	6,932
New Fortress Energy, Inc.	7,583	203,073
Nordic American Tankers Ltd.	15,205	55,802
Northern Oil & Gas, Inc.	1,952	66,993
Occidental Petroleum Corp.	52,795	3,104,346
ONEOK, Inc.	22,451	1,385,676
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Overseas Shipholding Group, Inc. Class A	8,828	$ 36,813
Ovintiv, Inc.	18,110	689,448
†Par Pacific Holdings, Inc.	6,187	164,636
PBF Energy, Inc. Class A	14,133	578,605
PDC Energy, Inc.	13,619	968,856
Peabody Energy Corp.	15,632	338,589
Permian Resources Corp.	22,272	244,101
Phillips 66	15,181	1,447,964
PHX Minerals, Inc.	1,806	5,635
Pioneer Natural Resources Co.	10,447	2,164,409
Range Resources Corp.	18,226	535,844
†REX American Resources Corp.	3,126	108,816
Scorpio Tankers, Inc.	6,981	329,713
SFL Corp. Ltd.	13,649	127,345
Sitio Royalties Corp. Class A	3,933	103,320
SM Energy Co.	18,345	580,252
†Southwestern Energy Co.	52,528	315,693
†Talos Energy, Inc.	7,201	99,878
Targa Resources Corp.	9,633	733,071
†Teekay Corp.	13,659	82,500
Teekay Tankers Ltd. Class A	5,037	192,564
Texas Pacific Land Corp.	214	281,731
Valero Energy Corp.	19,983	2,344,006
†Vital Energy, Inc.	1,478	66,732
Vitesse Energy, Inc.	1,949	43,658
†W&T Offshore, Inc.	14,633	56,630
Williams Cos., Inc.	35,127	1,146,194
World Kinect Corp.	8,358	172,843
		84,281,030
Paper & Forest Products–0.06%
†Clearwater Paper Corp.	2,473	77,454
Glatfelter Corp.	4,944	14,931
Louisiana-Pacific Corp.	8,881	665,898
Mercer International, Inc.	10,372	83,702
Sylvamo Corp.	1,931	78,109
		920,094
Passenger Airlines–0.37%
†Alaska Air Group, Inc.	9,637	512,496
†Allegiant Travel Co.	1,216	153,556
†American Airlines Group, Inc.	26,619	477,545
Copa Holdings SA Class A	3,120	345,010
†Delta Air Lines, Inc.	35,783	1,701,124
†Frontier Group Holdings, Inc.	8,372	80,957
†Hawaiian Holdings, Inc.	6,305	67,905
†JetBlue Airways Corp.	28,121	249,152
†SkyWest, Inc.	5,859	238,579
Southwest Airlines Co.	22,825	826,493
Spirit Airlines, Inc.	8,530	146,375

LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†United Airlines Holdings, Inc.	11,789	$ 646,862
		5,446,054
Personal Care Products–0.25%
†BellRing Brands, Inc.	10,725	392,535
†Coty, Inc. Class A	39,789	489,007
Edgewell Personal Care Co.	5,853	241,787
†elf Beauty, Inc.	3,904	445,954
Estee Lauder Cos., Inc. Class A	6,443	1,265,276
†Herbalife Ltd.	9,618	127,342
†Honest Co., Inc.	14,486	24,336
Inter Parfums, Inc.	2,708	366,203
Medifast, Inc.	806	74,281
Natural Health Trends Corp.	1,722	9,437
Nu Skin Enterprises, Inc. Class A	4,913	163,112
†USANA Health Sciences, Inc.	2,193	138,247
		3,737,517
Pharmaceuticals–3.63%
†Amneal Pharmaceuticals, Inc.	12,683	39,317
†Amphastar Pharmaceuticals, Inc.	7,904	454,243
†ANI Pharmaceuticals, Inc.	738	39,727
Bristol-Myers Squibb Co.	69,858	4,467,419
†Cara Therapeutics, Inc.	5,249	14,855
†Catalent, Inc.	9,056	392,668
†Collegium Pharmaceutical, Inc.	361	7,758
†Corcept Therapeutics, Inc.	5,666	126,069
†Cymabay Therapeutics, Inc.	5,176	56,677
†Elanco Animal Health, Inc.	22,076	222,085
Eli Lilly & Co.	27,329	12,816,754
†Fulcrum Therapeutics, Inc.	6,899	22,767
†Harmony Biosciences Holdings, Inc.	1,454	51,166
†Innoviva, Inc.	12,944	164,777
†Jazz Pharmaceuticals PLC	4,967	615,759
Johnson & Johnson	71,372	11,813,493
†Ligand Pharmaceuticals, Inc.	1,149	82,843
Merck & Co., Inc.	81,852	9,444,902
†Nektar Therapeutics	9,757	5,612
†NGM Biopharmaceuticals, Inc.	1,298	3,362
Organon & Co.	9,303	193,595
†Pacira BioSciences, Inc.	1,484	59,464
Perrigo Co. PLC	8,951	303,887
Pfizer, Inc.	251,743	9,233,933
Phibro Animal Health Corp. Class A	1,442	19,755
†Pliant Therapeutics, Inc.	2,600	47,112
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Prestige Consumer Healthcare, Inc.	5,307	$ 315,395
SIGA Technologies, Inc.	5,213	26,326
†Supernus Pharmaceuticals, Inc.	3,800	114,228
†Taro Pharmaceutical Industries Ltd.	3,413	129,455
†Tarsus Pharmaceuticals, Inc.	1,337	24,160
Viatris, Inc.	55,995	558,830
Zoetis, Inc.	12,497	2,152,108
		54,020,501
Professional Services–1.42%
†ASGN, Inc.	5,526	417,931
Automatic Data Processing, Inc.	13,713	3,013,980
Barrett Business Services, Inc.	300	26,160
Booz Allen Hamilton Holding Corp.	5,804	647,726
Broadridge Financial Solutions, Inc.	5,085	842,229
†CACI International, Inc. Class A	1,969	671,114
†CBIZ, Inc.	6,133	326,766
†Ceridian HCM Holding, Inc.	3,040	203,589
†Clarivate PLC	13,346	127,187
Concentrix Corp.	4,848	391,476
†Conduent, Inc.	18,114	61,588
CRA International, Inc.	434	44,268
CSG Systems International, Inc.	2,870	151,364
Dun & Bradstreet Holdings, Inc.	7,947	91,947
Equifax, Inc.	3,968	933,670
†ExlService Holdings, Inc.	2,292	346,230
Exponent, Inc.	3,302	308,143
†First Advantage Corp.	3,752	57,818
†Forrester Research, Inc.	2,034	59,169
†Franklin Covey Co.	993	43,374
†FTI Consulting, Inc.	2,774	527,615
Genpact Ltd.	13,859	520,683
Heidrick & Struggles International, Inc.	2,100	55,587
†Huron Consulting Group, Inc.	2,990	253,881
†IBEX Holdings Ltd.	1,265	26,856
ICF International, Inc.	2,478	308,238
Insperity, Inc.	2,353	279,913
Jacobs Solutions, Inc.	5,278	627,501
KBR, Inc.	11,823	769,204
Kelly Services, Inc. Class A	5,692	100,236
Kforce, Inc.	2,567	160,848
Korn Ferry	5,540	274,452
Leidos Holdings, Inc.	6,591	583,172

LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
ManpowerGroup, Inc.	5,185	$ 411,689
Maximus, Inc.	3,536	298,827
†Mistras Group, Inc.	3,448	26,619
†NV5 Global, Inc.	1,400	155,078
Paychex, Inc.	9,227	1,032,225
Paycom Software, Inc.	1,845	592,688
†Paycor HCM, Inc.	2,503	59,246
†Paylocity Holding Corp.	1,068	197,078
Resources Connection, Inc.	4,071	63,955
Robert Half International, Inc.	9,812	738,059
Science Applications International Corp.	5,097	573,311
SS&C Technologies Holdings, Inc.	13,110	794,466
†Sterling Check Corp.	2,663	32,648
†TaskUS, Inc. Class A	1,624	18,384
TransUnion	3,586	280,891
†TriNet Group, Inc.	6,496	616,925
†TrueBlue, Inc.	5,561	98,485
TTEC Holdings, Inc.	4,912	166,222
Verisk Analytics, Inc.	7,100	1,604,813
†Verra Mobility Corp.	6,816	134,412
†Willdan Group, Inc.	1,232	23,605
		21,173,541
Real Estate Management & Development–0.30%
†Anywhere Real Estate, Inc.	15,606	104,248
†CBRE Group, Inc. Class A	14,523	1,172,151
†CoStar Group, Inc.	7,680	683,520
†Cushman & Wakefield PLC	4,785	39,141
Douglas Elliman, Inc.	7,459	16,559
eXp World Holdings, Inc.	2,976	60,353
†Forestar Group, Inc.	476	10,734
†FRP Holdings, Inc.	631	36,327
†Howard Hughes Corp.	4,225	333,437
†Jones Lang LaSalle, Inc.	4,278	666,512
Kennedy-Wilson Holdings, Inc.	16,113	263,125
Marcus & Millichap, Inc.	4,001	126,072
Newmark Group, Inc. Class A	20,238	125,880
†Rafael Holdings, Inc. Class B	1,698	3,549
RE/MAX Holdings, Inc. Class A	3,816	73,496
RMR Group, Inc. Class A	862	19,973
St. Joe Co.	5,394	260,746
Stratus Properties, Inc.	836	21,945
†Tejon Ranch Co.	2,365	40,702
†Zillow Group, Inc. Class A	7,676	383,428
		4,441,898
Semiconductors & Semiconductor Equipment–5.93%
†Advanced Micro Devices, Inc.	32,858	3,742,855
†Allegro MicroSystems, Inc.	1,702	76,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor Ltd.	1,200	$ 39,360
†Ambarella, Inc.	1,579	132,115
Amkor Technology, Inc.	34,629	1,030,213
Analog Devices, Inc.	10,644	2,073,558
Applied Materials, Inc.	26,464	3,825,107
†Axcelis Technologies, Inc.	3,896	714,254
Broadcom, Inc.	15,314	13,283,823
†CEVA, Inc.	1,850	47,268
†Cirrus Logic, Inc.	5,584	452,360
†Cohu, Inc.	4,934	205,057
†Diodes, Inc.	3,823	353,589
†Enphase Energy, Inc.	3,297	552,182
Entegris, Inc.	6,301	698,277
†First Solar, Inc.	5,205	989,418
†FormFactor, Inc.	6,333	216,715
†Ichor Holdings Ltd.	2,461	92,287
Intel Corp.	118,401	3,959,329
KLA Corp.	4,646	2,253,403
Kulicke & Soffa Industries, Inc.	6,090	362,050
Lam Research Corp.	5,946	3,822,446
†Lattice Semiconductor Corp.	7,133	685,267
†MACOM Technology Solutions Holdings, Inc.	4,534	297,113
†Magnachip Semiconductor Corp.	2,552	28,531
Marvell Technology, Inc.	18,751	1,120,935
†MaxLinear, Inc.	5,270	166,321
Microchip Technology, Inc.	20,408	1,828,353
Micron Technology, Inc.	43,417	2,740,047
MKS Instruments, Inc.	990	107,019
Monolithic Power Systems, Inc.	1,103	595,874
NVE Corp.	50	4,872
NVIDIA Corp.	46,918	19,847,252
NXP Semiconductors NV	4,762	974,686
†ON Semiconductor Corp.	23,557	2,228,021
†Onto Innovation, Inc.	5,165	601,568
†PDF Solutions, Inc.	3,040	137,104
†Photronics, Inc.	5,636	145,352
Power Integrations, Inc.	4,477	423,838
†Qorvo, Inc.	5,681	579,632
QUALCOMM, Inc.	42,201	5,023,607
†Rambus, Inc.	11,284	724,094
†Semtech Corp.	5,171	131,654
†Silicon Laboratories, Inc.	2,813	443,723
Skyworks Solutions, Inc.	9,309	1,030,413
†SMART Global Holdings, Inc.	6,650	192,916
†SolarEdge Technologies, Inc.	1,092	293,803
†Synaptics, Inc.	3,515	300,111
Teradyne, Inc.	8,536	950,313
Texas Instruments, Inc.	37,904	6,823,478
†Ultra Clean Holdings, Inc.	2,793	107,419

LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	1,770	$ 255,110
†Veeco Instruments, Inc.	6,193	159,036
†Wolfspeed, Inc.	4,487	249,432
		88,119,388
Software–7.19%
†8x8, Inc.	11,274	47,689
A10 Networks, Inc.	4,393	64,094
†ACI Worldwide, Inc.	8,610	199,494
Adeia, Inc.	14,584	160,570
†Adobe, Inc.	11,801	5,770,571
†Alarm.com Holdings, Inc.	2,786	143,980
†Altair Engineering, Inc. Class A	997	75,612
American Software, Inc. Class A	1,418	14,903
†ANSYS, Inc.	2,448	808,501
†Appfolio, Inc. Class A	931	160,262
†AppLovin Corp. Class A	15,206	391,250
†Aspen Technology, Inc.	1,685	282,423
†Atlassian Corp. Class A	1,457	244,499
†Autodesk, Inc.	5,266	1,077,476
Bentley Systems, Inc. Class B	4,076	221,042
†Bills Holdings, Inc.	1,914	223,651
†Black Knight, Inc.	6,997	417,931
†Blackbaud, Inc.	3,139	223,434
†Box, Inc. Class A	8,637	253,755
†Cadence Design Systems, Inc.	6,591	1,545,721
†CCC Intelligent Solutions Holdings, Inc.	7,680	86,093
†Cerence, Inc.	2,733	79,886
†Cognyte Software Ltd.	5,416	32,983
†CommVault Systems, Inc.	1,800	130,716
†Confluent, Inc. Class A	3,740	132,059
†Consensus Cloud Solutions, Inc.	1,735	53,785
†Crowdstrike Holdings, Inc. Class A	1,645	241,601
†Datadog, Inc. Class A	1,907	187,611
†Digital Turbine, Inc.	11,311	104,966
†DocuSign, Inc.	2,254	115,157
Dolby Laboratories, Inc. Class A	5,288	442,500
†DoubleVerify Holdings, Inc.	2,263	88,076
†Dropbox, Inc. Class A	7,150	190,691
†Dynatrace, Inc.	5,772	297,085
Ebix, Inc.	3,512	88,502
†Elastic NV	1,297	83,164
†Envestnet, Inc.	3,287	195,083
†Fair Isaac Corp.	1,097	887,703
†Fortinet, Inc.	16,832	1,272,331
†Freshworks, Inc. Class A	3,698	65,011
Gen Digital, Inc.	13,452	249,535
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Guidewire Software, Inc.	3,986	$ 303,255
†HubSpot, Inc.	658	350,115
InterDigital, Inc.	3,332	321,705
Intuit, Inc.	4,776	2,188,315
†Jamf Holding Corp.	2,756	53,797
†LiveRamp Holdings, Inc.	4,728	135,032
†Manhattan Associates, Inc.	3,211	641,815
Microsoft Corp.	200,651	68,329,692
†Mitek Systems, Inc.	6,389	69,257
†Model N, Inc.	1,327	46,923
†N-able, Inc.	4,705	67,799
†NCR Corp.	13,077	329,540
†Nutanix, Inc. Class A	1,714	48,078
†Olo, Inc. Class A	5,662	36,577
ON24, Inc.	3,631	29,484
†OneSpan, Inc.	3,332	49,447
Oracle Corp.	40,525	4,826,122
†Palantir Technologies, Inc. Class A	14,120	216,460
†Palo Alto Networks, Inc.	3,165	808,689
†PowerSchool Holdings, Inc. Class A	2,972	56,884
†Procore Technologies, Inc.	1,100	71,577
Progress Software Corp.	4,679	271,850
†PTC, Inc.	4,125	586,988
†Q2 Holdings, Inc.	1,216	37,574
†Qualys, Inc.	1,453	187,684
†Rimini Street, Inc.	12,300	58,917
Roper Technologies, Inc.	2,223	1,068,818
†Salesforce, Inc.	12,611	2,664,200
†Samsara, Inc. Class A	2,905	80,498
Sapiens International Corp. NV	854	22,716
†SentinelOne, Inc. Class A	1,963	29,641
†ServiceNow, Inc.	1,795	1,008,736
†SolarWinds Corp.	4,705	48,273
†Splunk, Inc.	2,645	280,608
†SPS Commerce, Inc.	602	115,620
†Synchronoss Technologies, Inc.	4,423	4,109
†Synopsys, Inc.	2,637	1,148,176
†Telos Corp.	5,330	13,645
†Teradata Corp.	7,917	422,847
†Tyler Technologies, Inc.	1,278	532,249
†UiPath, Inc. Class A	7,064	117,050
†Unity Software, Inc.	1,201	52,147
†Verint Systems, Inc.	5,416	189,885
†Vertex, Inc. Class A	3,200	62,400
†VMware, Inc. Class A	5,665	814,004
†Workday, Inc. Class A	1,507	340,416
†Xperi, Inc.	5,833	76,704
†Zoom Video Communications, Inc. Class A	2,558	173,637

LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zscaler, Inc.	1,623	$ 237,445
		106,978,796
Specialty Retail–2.69%
†1-800-Flowers.com, Inc. Class A	5,253	40,973
Aaron's Co., Inc.	3,102	43,862
†Abercrombie & Fitch Co. Class A	8,315	313,309
Academy Sports & Outdoors, Inc.	6,424	347,217
Advance Auto Parts, Inc.	4,345	305,453
American Eagle Outfitters, Inc.	17,294	204,069
†America's Car-Mart, Inc.	559	55,777
Arko Corp.	5,331	42,381
†Asbury Automotive Group, Inc.	2,126	511,133
†AutoNation, Inc.	10,371	1,707,170
†AutoZone, Inc.	499	1,244,187
†Barnes & Noble Education, Inc.	6,119	7,710
Bath & Body Works, Inc.	7,666	287,475
Best Buy Co., Inc.	17,025	1,395,199
Big 5 Sporting Goods Corp.	900	8,244
†Boot Barn Holdings, Inc.	3,430	290,487
Buckle, Inc.	4,520	156,392
Build-A-Bear Workshop, Inc.	2,901	62,139
†Burlington Stores, Inc.	1,920	302,189
Caleres, Inc.	7,320	175,168
Camping World Holdings, Inc. Class A	2,739	82,444
†CarMax, Inc.	7,234	605,486
†CarParts.com, Inc.	7,413	31,505
Cato Corp. Class A	4,303	34,553
†Chewy, Inc. Class A	1,306	51,548
†Chico's FAS, Inc.	18,957	101,420
†Children's Place, Inc.	1,721	39,944
†Citi Trends, Inc.	2,149	37,951
†Conn's, Inc.	6,316	23,369
Designer Brands, Inc. Class A	7,264	73,366
†Destination XL Group, Inc.	9,137	44,771
Dick's Sporting Goods, Inc.	5,281	698,095
†Duluth Holdings, Inc. Class B	3,677	23,092
†Five Below, Inc.	3,322	652,906
†Floor & Decor Holdings, Inc. Class A	5,614	583,631
Foot Locker, Inc.	11,651	315,859
Franchise Group, Inc.	1,915	54,846
†GameStop Corp. Class A	2,914	70,665
Gap, Inc.	29,199	260,747
†Genesco, Inc.	3,102	77,674
Group 1 Automotive, Inc.	2,103	542,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†GrowGeneration Corp.	4,826	$ 16,408
Guess?, Inc.	8,419	163,750
Haverty Furniture Cos., Inc.	2,655	80,234
Hibbett, Inc.	1,645	59,697
Home Depot, Inc.	27,439	8,523,651
†Lands' End, Inc.	2,926	22,706
†Leslie's, Inc.	2,875	26,996
Lithia Motors, Inc.	2,853	867,626
Lowe's Cos., Inc.	15,921	3,593,370
†MarineMax, Inc.	2,439	83,316
Monro, Inc.	2,231	90,646
Murphy USA, Inc.	1,841	572,754
†National Vision Holdings, Inc.	4,591	111,515
†ODP Corp.	6,111	286,117
†O'Reilly Automotive, Inc.	1,632	1,559,050
Penske Automotive Group, Inc.	9,169	1,527,830
PetMed Express, Inc.	1,000	13,790
†Revolve Group, Inc.	600	9,840
†RH	1,359	447,913
Ross Stores, Inc.	15,812	1,773,000
†Sally Beauty Holdings, Inc.	5,960	73,606
Shoe Carnival, Inc.	3,150	73,962
Signet Jewelers Ltd.	8,178	533,696
†Sleep Number Corp.	2,723	74,283
Sonic Automotive, Inc. Class A	3,294	157,025
†Sportsman's Warehouse Holdings, Inc.	165	941
†Tilly's, Inc. Class A	4,502	31,559
TJX Cos., Inc.	35,030	2,970,194
Tractor Supply Co.	5,294	1,170,503
†Ulta Beauty, Inc.	2,365	1,112,957
Upbound Group, Inc.	8,035	250,130
†Urban Outfitters, Inc.	8,844	293,002
Valvoline, Inc.	9,639	361,559
†Victoria's Secret & Co.	4,609	80,335
†Wayfair, Inc. Class A	1,981	128,785
Williams-Sonoma, Inc.	6,306	789,133
Winmark Corp.	151	50,203
†Zumiez, Inc.	3,015	50,230
		39,939,502
Technology Hardware, Storage & Peripherals–5.67%
Apple, Inc.	404,988	78,555,522
†Avid Technology, Inc.	6,614	168,657
Dell Technologies, Inc. Class C	7,923	428,713
Hewlett Packard Enterprise Co.	59,887	1,006,102
HP, Inc.	32,710	1,004,524
NetApp, Inc.	10,966	837,802
†Pure Storage, Inc. Class A	9,250	340,585

LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	7,201	$ 445,526
†Stratasys Ltd.	4,881	86,687
†Super Micro Computer, Inc.	2,058	512,956
†Western Digital Corp.	17,077	647,731
Xerox Holdings Corp.	23,774	353,995
		84,388,800
Textiles, Apparel & Luxury Goods–0.75%
†Capri Holdings Ltd.	15,972	573,235
Carter's, Inc.	3,697	268,402
Columbia Sportswear Co.	5,497	424,588
†Crocs, Inc.	3,739	420,413
†Culp, Inc.	695	3,454
†Deckers Outdoor Corp.	1,939	1,023,133
†Fossil Group, Inc.	8,573	22,033
†G-III Apparel Group Ltd.	9,262	178,479
Hanesbrands, Inc.	36,640	166,346
Kontoor Brands, Inc.	1,846	77,717
Levi Strauss & Co. Class A	6,870	99,134
†Lululemon Athletica, Inc.	3,152	1,193,032
Movado Group, Inc.	2,255	60,502
NIKE, Inc. Class B	32,087	3,541,442
Oxford Industries, Inc.	1,750	172,235
PVH Corp.	5,201	441,929
Ralph Lauren Corp.	3,815	470,389
†Skechers USA, Inc. Class A	10,959	577,101
Steven Madden Ltd.	5,325	174,074
Tapestry, Inc.	16,823	720,024
†Under Armour, Inc. Class A	8,228	59,406
†Under Armour, Inc. Class C	15,584	104,569
†Unifi, Inc.	3,174	25,614
†Vera Bradley, Inc.	810	5,176
VF Corp.	13,941	266,134
Wolverine World Wide, Inc.	7,147	104,989
		11,173,550
Tobacco–0.42%
Altria Group, Inc.	46,900	2,124,570
Philip Morris International, Inc.	39,236	3,830,218
Turning Point Brands, Inc.	2,141	51,406
Universal Corp.	2,660	132,840
Vector Group Ltd.	14,208	182,005
		6,321,039
Trading Companies & Distributors–1.08%
Air Lease Corp.	16,007	669,893
Alta Equipment Group, Inc.	1,440	24,955
Applied Industrial Technologies, Inc.	3,004	435,069
†Beacon Roofing Supply, Inc.	8,312	689,730
†BlueLinx Holdings, Inc.	1,356	127,166
Boise Cascade Co.	5,038	455,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Core & Main, Inc. Class A	5,490	$ 172,057
†DXP Enterprises, Inc.	1,631	59,385
Fastenal Co.	25,608	1,510,616
GATX Corp.	3,554	457,542
Global Industrial Co.	4,022	111,691
†GMS, Inc.	5,211	360,601
H&E Equipment Services, Inc.	5,317	243,253
Herc Holdings, Inc.	3,940	539,189
†Hudson Technologies, Inc.	4,947	47,590
McGrath RentCorp	2,869	265,325
†MRC Global, Inc.	11,216	112,945
MSC Industrial Direct Co., Inc. Class A	5,382	512,797
†NOW, Inc.	13,867	143,662
Rush Enterprises, Inc. Class A	6,383	391,985
†SiteOne Landscape Supply, Inc.	1,610	269,450
Textainer Group Holdings Ltd.	6,500	255,970
†Titan Machinery, Inc.	4,300	126,850
†Transcat, Inc.	373	31,821
Triton International Ltd.	8,058	670,909
United Rentals, Inc.	7,322	3,260,999
†Univar Solutions, Inc.	13,479	483,087
Veritiv Corp.	1,100	138,171
Watsco, Inc.	1,547	590,134
WESCO International, Inc.	5,833	1,044,457
†Willis Lease Finance Corp.	304	11,896
WW Grainger, Inc.	2,422	1,909,965
		16,124,343
Water Utilities–0.13%
American States Water Co.	2,081	181,047
American Water Works Co., Inc.	6,665	951,429
Artesian Resources Corp. Class A	766	36,170
California Water Service Group	3,488	180,085
Essential Utilities, Inc.	9,219	367,930
Middlesex Water Co.	1,357	109,456
SJW Group	2,175	152,489
York Water Co.	591	24,391
		2,002,997
Wireless Telecommunication Services–0.18%
†Gogo, Inc.	3,721	63,294
Shenandoah Telecommunications Co.	4,651	90,369
Spok Holdings, Inc.	1,858	24,693
Telephone & Data Systems, Inc.	9,452	77,790

LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†T-Mobile U.S., Inc.	16,996	$ 2,360,744
†U.S. Cellular Corp.	3,838	67,664
		2,684,554
Total Common Stock (Cost $712,898,023)		1,482,907,933
PREFERRED STOCKS–0.01%
Qurate Retail, Inc. 8.00%	686	25,739
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	84,809
Total Preferred Stocks (Cost $279,087)		110,548
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	1,492
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Contra Abiomed, Inc.	1,351	$ 21,089
=†Resolute Forest Products, Inc.	7,351	7,866
Total Rights (Cost $14,359)		30,447

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,402,366	3,402,366
Total Money Market Fund (Cost $3,402,366)		3,402,366

TOTAL INVESTMENTS–99.95% (Cost $716,593,835)	1,486,451,294
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	762,953
NET ASSETS APPLICABLE TO 35,932,173 SHARES OUTSTANDING–100.00%	$1,487,214,247
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,176,208,113 / 28,358,636 Shares)	$41.476
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($311,006,134 / 7,573,537 Shares)	$41.065
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 613,879,364
Distributable earnings/(accumulated loss)	873,334,883
TOTAL NET ASSETS	$1,487,214,247

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
★ Includes $610,598 payable for securities purchased, $515,219 payable for fund shares redeemed, $115,481 other accrued expenses payable and $513,516 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,229,850
Foreign taxes withheld	(4,492)
12,225,358
EXPENSES:
Management fees	2,383,404
Distribution fees-Service Class	503,389
Shareholder servicing fees	203,552
Accounting and administration expenses	141,212
Professional fees	34,332
Trustees’ fees and expenses	24,297
Reports and statements to shareholders	16,873
Pricing fees	14,534
Custodian fees	8,213
Consulting fees	1,641
Other	19,415
3,350,862
Less:
Management fees waived	(70,190)
Total operating expenses	3,280,672
NET INVESTMENT INCOME	8,944,686
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	32,083,823
Net change in unrealized appreciation (depreciation) of:
Investments	134,308,205
Foreign currencies	8
Net change in unrealized appreciation (depreciation)	134,308,213
NET REALIZED AND UNREALIZED GAIN	166,392,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,336,722
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,944,686	$ 18,008,032
Net realized gain	32,083,823	67,477,954
Net change in unrealized appreciation (depreciation)	134,308,213	(347,199,168)
Net increase (decrease) in net assets resulting from operations	175,336,722	(261,713,182)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(72,504,883)
Service Class	—	(17,060,831)
	—	(89,565,714)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,495,542	17,869,256
Service Class	19,207,787	38,622,525
Reinvestment of dividends and distributions:
Standard Class	—	72,504,883
Service Class	—	17,060,831
	30,703,329	146,057,495
Cost of shares redeemed:
Standard Class	(61,969,225)	(129,900,153)
Service Class	(17,468,425)	(43,053,960)
	(79,437,650)	(172,954,113)
Decrease in net assets derived from capital share transactions	(48,734,321)	(26,896,618)
NET INCREASE (DECREASE) IN NET ASSETS	126,602,401	(378,175,514)
NET ASSETS:
Beginning of period	1,360,611,846	1,738,787,360
End of period	$1,487,214,247	$1,360,611,846
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 36.647	$ 46.337	$ 38.201	$ 34.698	$ 28.534	$ 32.022
Income (loss) from investment operations:
Net investment income[2]	0.259	0.518	0.447	0.454	0.468	0.457
Net realized and unrealized gain (loss)	4.570	(7.682)	9.971	4.986	8.000	(2.676)
Total from investment operations	4.829	(7.164)	10.418	5.440	8.468	(2.219)
Less dividends and distributions from:
Net investment income	—	(0.539)	(0.512)	(0.520)	(0.609)	(0.486)
Net realized gain	—	(1.987)	(1.770)	(1.417)	(1.695)	(0.783)
Total dividends and distributions	—	(2.526)	(2.282)	(1.937)	(2.304)	(1.269)
Net asset value, end of period	$ 41.476	$ 36.647	$ 46.337	$ 38.201	$ 34.698	$ 28.534
Total return[3]	13.18%	(15.25%)	27.55%	16.40%	30.11%	(7.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,176,208	$1,087,032	$1,409,944	$1,235,576	$1,191,025	$1,024,194
Ratio of expenses to average net assets	0.40%	0.39%	0.38%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.40%	0.39%	0.41%	0.41%	0.42%
Ratio of net investment income to average net assets	1.34%	1.29%	1.03%	1.37%	1.43%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.33%	1.28%	1.02%	1.37%	1.43%	1.39%
Portfolio turnover	3%	4%	3%	6%	5%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 36.346	$ 45.979	$ 37.935	$ 34.486	$ 28.389	$ 31.861
Income (loss) from investment operations:
Net investment income[2]	0.190	0.373	0.292	0.335	0.352	0.339
Net realized and unrealized gain (loss)	4.529	(7.615)	9.885	4.934	7.945	(2.644)
Total from investment operations	4.719	(7.242)	10.177	5.269	8.297	(2.305)
Less dividends and distributions from:
Net investment income	—	(0.404)	(0.363)	(0.403)	(0.505)	(0.384)
Net realized gain	—	(1.987)	(1.770)	(1.417)	(1.695)	(0.783)
Total dividends and distributions	—	(2.391)	(2.133)	(1.820)	(2.200)	(1.167)
Net asset value, end of period	$ 41.065	$ 36.346	$ 45.979	$ 37.935	$ 34.486	$ 28.389
Total return[3]	12.98%	(15.54%)	27.10%	16.00%	29.65%	(7.60%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,006	$ 273,580	$328,843	$262,481	$231,315	$155,082
Ratio of expenses to average net assets	0.75%	0.74%	0.73%	0.76%	0.76%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.74%	0.76%	0.76%	0.77%
Ratio of net investment income to average net assets	0.99%	0.94%	0.68%	1.02%	1.08%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98%	0.93%	0.67%	1.02%	1.08%	1.04%
Portfolio turnover	3%	4%	3%	6%	5%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.
 The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$57,540
Legal	9,232
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,580 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$391,804
Distribution fees payable to LFD	87,134
Shareholder servicing fees payable to Lincoln Life	34,578
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$42,290,519
Sales	82,054,591
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$716,593,835
Aggregate unrealized appreciation of investments	$847,501,343
Aggregate unrealized depreciation of investments	(77,657,388)
Net unrealized appreciation of investments	$769,843,955
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund-34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 23,102,077	$—	$ —	$ 23,102,077
Air Freight & Logistics	10,444,165	—	—	10,444,165
Automobile Components	7,415,222	—	—	7,415,222
Automobiles	19,572,347	—	—	19,572,347
Banks	65,235,582	—	—	65,235,582
Beverages	20,332,112	—	—	20,332,112
Biotechnology	31,879,786	—	35,246	31,915,032
Broadline Retail	33,712,156	—	—	33,712,156
Building Products	17,728,546	—	—	17,728,546
Capital Markets	40,483,140	—	—	40,483,140
Chemicals	31,921,689	—	—	31,921,689
Commercial Services & Supplies	12,481,202	—	—	12,481,202
Communications Equipment	12,010,012	—	—	12,010,012
Construction & Engineering	8,673,905	—	—	8,673,905
Construction Materials	3,916,532	—	—	3,916,532
Consumer Finance	13,538,056	—	—	13,538,056
Consumer Staples Distribution & Retail	28,233,184	—	—	28,233,184
Containers & Packaging	10,268,167	—	—	10,268,167
Distributors	2,835,020	—	—	2,835,020
Diversified Consumer Services	3,508,372	—	—	3,508,372
Diversified Telecommunication Services	14,024,796	—	—	14,024,796
Electric Utilities	20,254,729	—	—	20,254,729
Electrical Equipment	11,475,711	—	—	11,475,711
Electronic Equipment, Instruments & Components	22,139,272	—	—	22,139,272
Energy Equipment & Services	9,145,823	—	—	9,145,823
Entertainment	14,593,516	—	—	14,593,516
Financial Services	51,243,100	—	—	51,243,100
Food Products	18,144,951	—	—	18,144,951
Gas Utilities	2,581,470	—	—	2,581,470
Ground Transportation	19,733,258	—	—	19,733,258
Health Care Equipment & Supplies	29,690,759	—	—*	29,690,759
Health Care Providers & Services	40,048,476	—	—	40,048,476
Health Care Technology	1,738,913	—	—	1,738,913
Hotels, Restaurants & Leisure	31,378,818	—	—	31,378,818
Household Durables	17,355,495	—	—	17,355,495
Household Products	17,199,174	—	—	17,199,174
Independent Power and Renewable Electricity Producers	2,586,555	—	—	2,586,555
Industrial Conglomerates	7,910,632	—	—	7,910,632
Insurance	42,239,899	—	—	42,239,899
Interactive Media & Services	52,404,975	—	—	52,404,975
IT Services	18,085,099	—	—	18,085,099
Leisure Products	3,563,981	—	—	3,563,981
Life Sciences Tools & Services	17,503,125	—	—	17,503,125
Machinery	42,725,557	—	—	42,725,557
Marine Transportation	1,078,883	—	—	1,078,883
Media	19,348,457	—	—	19,348,457
Metals & Mining	16,592,267	—	—	16,592,267
Multi-Utilities	9,040,120	—	—	9,040,120
Oil, Gas & Consumable Fuels	84,281,030	—	—	84,281,030
Paper & Forest Products	920,094	—	—	920,094
Passenger Airlines	5,446,054	—	—	5,446,054
Personal Care Products	3,737,517	—	—	3,737,517
Pharmaceuticals	54,020,501	—	—	54,020,501
Professional Services	21,173,541	—	—	21,173,541
Real Estate Management & Development	4,441,898	—	—	4,441,898
LVIP Dimensional U.S. Core Equity 1 Fund-35

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$ 88,119,388	$—	$ —	$ 88,119,388
Software	106,978,796	—	—	106,978,796
Specialty Retail	39,939,502	—	—	39,939,502
Technology Hardware, Storage & Peripherals	84,388,800	—	—	84,388,800
Textiles, Apparel & Luxury Goods	11,173,550	—	—	11,173,550
Tobacco	6,321,039	—	—	6,321,039
Trading Companies & Distributors	16,124,343	—	—	16,124,343
Water Utilities	2,002,997	—	—	2,002,997
Wireless Telecommunication Services	2,684,554	—	—	2,684,554
Preferred Stocks	110,548	—	—	110,548
Rights	—	—	30,447	30,447
Money Market Fund	3,402,366	—	—	3,402,366
Total Investments	$1,486,385,601	$—	$65,693	$1,486,451,294

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	296,381	442,958
Service Class	500,536	963,495
Shares reinvested:
Standard Class	—	2,032,603
Service Class	—	483,603
	796,917	3,922,659
Shares redeemed:
Standard Class	(1,600,215)	(3,240,856)
Service Class	(454,053)	(1,072,044)
	(2,054,268)	(4,312,900)
Net decrease	(1,257,351)	(390,241)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Core Equity 1 Fund-36

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-37

LVIP Dimensional U.S. Core Equity 1 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 1 Fund-38

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Dimensional U.S. Core Equity 2 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,122.20	0.49%	$2.58
Service Class Shares	1,000.00	1,120.80	0.74%	3.89
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.71%
Aerospace & Defense	1.40%
Air Freight & Logistics	0.70%
Automobile Components	0.56%
Automobiles	0.86%
Banks	4.41%
Beverages	1.24%
Biotechnology	2.43%
Broadline Retail	1.85%
Building Products	1.32%
Capital Markets	2.81%
Chemicals	2.27%
Commercial Services & Supplies	0.97%
Communications Equipment	0.84%
Construction & Engineering	0.70%
Construction Materials	0.29%
Consumer Finance	0.99%
Consumer Staples Distribution & Retail	1.80%
Containers & Packaging	0.75%
Distributors	0.22%
Diversified Consumer Services	0.31%
Diversified Telecommunication Services	0.87%
Electric Utilities	0.94%
Electrical Equipment	0.92%
Electronic Equipment, Instruments & Components	1.61%
Energy Equipment & Services	0.79%
Entertainment	0.93%
Financial Services	3.41%
Food Products	1.47%
Gas Utilities	0.19%
Ground Transportation	1.41%
Health Care Equipment & Supplies	1.90%
Health Care Providers & Services	2.62%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	1.98%
Household Durables	1.24%
Household Products	1.13%
Independent Power and Renewable Electricity Producers	0.20%
Industrial Conglomerates	0.52%
Insurance	2.98%
Interactive Media & Services	3.06%
IT Services	1.27%
Leisure Products	0.28%
Life Sciences Tools & Services	1.49%
Machinery	3.23%
Security Type/Sector	Percentage of Net Assets
Marine Transportation	0.08%
Media	1.25%
Metals & Mining	1.21%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	5.51%
Paper & Forest Products	0.08%
Passenger Airlines	0.43%
Personal Care Products	0.22%
Pharmaceuticals	3.61%
Professional Services	1.73%
Real Estate Management & Development	0.36%
Semiconductors & Semiconductor Equipment	5.10%
Software	7.23%
Specialty Retail	2.77%
Technology Hardware, Storage & Peripherals	5.85%
Textiles, Apparel & Luxury Goods	0.79%
Tobacco	0.19%
Trading Companies & Distributors	1.18%
Water Utilities	0.15%
Wireless Telecommunication Services	0.20%
Preferred Stock	0.01%
Rights	0.00%
Money Market Fund	0.26%
Total Investments	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	5.42%
Microsoft Corp.	4.86%
Amazon.com, Inc.	1.55%
Meta Platforms, Inc. Class A	1.38%
Exxon Mobil Corp.	1.19%
JPMorgan Chase & Co.	0.90%
Berkshire Hathaway, Inc. Class B	0.87%
Eli Lilly & Co.	0.86%
Broadcom, Inc.	0.80%
Alphabet, Inc. Class C	0.79%
Total	18.62%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–1.40%
†AAR Corp.	2,339	$ 135,101
†Aerojet Rocketdyne Holdings, Inc.	6,136	336,682
†AeroVironment, Inc.	732	74,869
†AerSale Corp.	2,639	38,793
†Astronics Corp.	3,366	65,794
†Axon Enterprise, Inc.	892	174,047
†Boeing Co.	3,476	733,992
BWX Technologies, Inc.	5,445	389,699
†Byrna Technologies, Inc.	1,860	9,319
Curtiss-Wright Corp.	2,753	505,616
†Ducommun, Inc.	1,095	47,709
General Dynamics Corp.	3,875	833,706
HEICO Corp.	1,816	285,419
Hexcel Corp.	6,480	492,610
Howmet Aerospace, Inc.	9,783	484,845
Huntington Ingalls Industries, Inc.	1,759	400,348
†Innovative Solutions & Support, Inc.	1,699	12,182
Kaman Corp.	2,196	53,429
†Kratos Defense & Security Solutions, Inc.	7,221	103,549
L3Harris Technologies, Inc.	3,347	655,242
Lockheed Martin Corp.	4,642	2,137,084
†Mercury Systems, Inc.	2,952	102,110
Moog, Inc. Class A	2,078	225,317
National Presto Industries, Inc.	415	30,378
Northrop Grumman Corp.	1,400	638,120
Park Aerospace Corp.	1,422	19,624
†Parsons Corp.	3,000	144,420
Raytheon Technologies Corp.	17,936	1,757,010
Textron, Inc.	6,895	466,309
TransDigm Group, Inc.	530	473,910
†Triumph Group, Inc.	2,183	27,004
†V2X, Inc.	700	34,692
Woodward, Inc.	2,515	299,059
		12,187,988
Air Freight & Logistics–0.70%
†Air Transport Services Group, Inc.	4,399	83,009
CH Robinson Worldwide, Inc.	6,303	594,688
Expeditors International of Washington, Inc.	6,016	728,718
FedEx Corp.	5,830	1,445,257
Forward Air Corp.	1,360	144,310
†GXO Logistics, Inc.	6,121	384,521
†Hub Group, Inc. Class A	1,843	148,030
†Radiant Logistics, Inc.	4,220	28,358
United Parcel Service, Inc. Class B	14,166	2,539,256
		6,096,147
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.56%
†Adient PLC	6,791	$ 260,231
†American Axle & Manufacturing Holdings, Inc.	7,274	60,156
†Aptiv PLC	4,752	485,132
Autoliv, Inc.	5,998	510,070
BorgWarner, Inc.	14,888	728,172
†Cooper-Standard Holdings, Inc.	1,627	23,201
Dana, Inc.	8,992	152,864
†Dorman Products, Inc.	1,581	124,630
†Fox Factory Holding Corp.	1,929	209,316
Gentex Corp.	14,126	413,327
†Gentherm, Inc.	1,589	89,794
†Goodyear Tire & Rubber Co.	17,941	245,433
LCI Industries	1,744	220,372
Lear Corp.	3,892	558,697
†Modine Manufacturing Co.	3,832	126,533
†Motorcar Parts of America, Inc.	2,131	16,494
Patrick Industries, Inc.	1,704	136,320
†QuantumScape Corp.	13,098	104,653
Standard Motor Products, Inc.	1,116	41,872
†Stoneridge, Inc.	2,012	37,926
†Strattec Security Corp.	351	6,388
†Superior Industries International, Inc.	1,457	5,245
†Visteon Corp.	1,550	222,596
†XPEL, Inc.	810	68,218
		4,847,640
Automobiles–0.86%
Ford Motor Co.	55,802	844,284
General Motors Co.	27,213	1,049,333
Harley-Davidson, Inc.	10,933	384,951
†Lucid Group, Inc.	17,187	118,419
†Tesla, Inc.	17,625	4,613,696
Thor Industries, Inc.	3,525	364,838
Winnebago Industries, Inc.	1,657	110,505
		7,486,026
Banks–4.41%
1st Source Corp.	1,869	78,367
ACNB Corp.	300	9,951
Amalgamated Financial Corp.	896	14,417
Amerant Bancorp, Inc.	828	14,233
American National Bankshares, Inc.	691	20,025
Ameris Bancorp	4,264	145,871
Ames National Corp.	508	9,159
Arrow Financial Corp.	1,279	25,759
Associated Banc-Corp.	9,472	153,731
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	5,077	$ 131,748
†Axos Financial, Inc.	4,313	170,105
Banc of California, Inc.	4,299	49,782
BancFirst Corp.	2,354	216,568
†Bancorp, Inc.	5,433	177,387
Bank of America Corp.	92,335	2,649,091
Bank of Hawaii Corp.	2,642	108,930
Bank of Marin Bancorp	1,102	19,472
Bank of NT Butterfield & Son Ltd.	3,380	92,477
Bank of South Carolina Corp.	622	8,584
Bank OZK	8,849	355,376
Bank7 Corp.	716	17,563
BankFinancial Corp.	1,093	8,941
BankUnited, Inc.	5,824	125,507
Bankwell Financial Group, Inc.	404	9,850
Banner Corp.	1,939	84,676
Bar Harbor Bankshares	748	18,431
BayCom Corp.	1,762	29,390
BCB Bancorp, Inc.	920	10,801
Berkshire Hills Bancorp, Inc.	4,384	90,880
†Blue Foundry Bancorp	1,892	19,128
Blue Ridge Bankshares, Inc.	816	7,222
BOK Financial Corp.	3,149	254,376
†Bridgewater Bancshares, Inc.	1,259	12,401
Brookline Bancorp, Inc.	6,793	59,371
Business First Bancshares, Inc.	727	10,956
Byline Bancorp, Inc.	1,200	21,708
C&F Financial Corp.	247	13,264
Cadence Bank	14,152	277,945
†California BanCorp	410	6,150
Cambridge Bancorp	195	10,590
Camden National Corp.	1,173	36,328
Capital Bancorp, Inc.	649	11,747
Capital City Bank Group, Inc.	1,029	31,529
Capitol Federal Financial, Inc.	10,543	65,050
Capstar Financial Holdings, Inc.	789	9,681
†Carter Bankshares, Inc.	1,205	17,822
Cathay General Bancorp	5,111	164,523
Central Pacific Financial Corp.	1,797	28,231
Central Valley Community Bancorp	650	10,043
CF Bankshares, Inc.	455	6,916
Chemung Financial Corp.	348	13,367
Citigroup, Inc.	26,149	1,203,900
Citizens & Northern Corp.	830	16,019
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Community Bancorp, Inc.	134	$ 1,186
Citizens Financial Group, Inc.	15,286	398,659
Citizens Financial Services, Inc.	344	25,603
City Holding Co.	1,056	95,029
Civista Bancshares, Inc.	1,887	32,834
CNB Financial Corp.	1,363	24,057
†Coastal Financial Corp.	985	37,085
Codorus Valley Bancorp, Inc.	389	7,628
Colony Bankcorp, Inc.	809	7,621
Columbia Banking System, Inc.	13,339	270,515
†Columbia Financial, Inc.	5,791	100,126
Comerica, Inc.	5,568	235,861
Commerce Bancshares, Inc.	7,065	344,066
Community Bank System, Inc.	3,521	165,064
Community Financial Corp.	282	7,639
Community Trust Bancorp, Inc.	1,576	56,058
Community West Bancshares	798	9,783
ConnectOne Bancorp, Inc.	3,369	55,892
†CrossFirst Bankshares, Inc.	2,044	20,440
Cullen/Frost Bankers, Inc.	3,117	335,171
†Customers Bancorp, Inc.	2,725	82,459
CVB Financial Corp.	8,489	112,734
Dime Community Bancshares, Inc.	3,418	60,259
Eagle Bancorp, Inc.	2,082	44,055
East West Bancorp, Inc.	8,263	436,204
Eastern Bankshares, Inc.	6,232	76,467
Enterprise Bancorp, Inc.	505	14,615
Enterprise Financial Services Corp.	2,260	88,366
Equity Bancshares, Inc. Class A	1,411	32,143
Esquire Financial Holdings, Inc.	464	21,223
ESSA Bancorp, Inc.	506	7,565
Evans Bancorp, Inc.	369	9,199
Farmers & Merchants Bancorp, Inc.	621	13,979
Farmers National Banc Corp.	1,405	17,380
FB Financial Corp.	3,337	93,603
†FFBW, Inc.	489	5,594
Fidelity D&D Bancorp, Inc.	372	18,075
Fifth Third Bancorp	18,805	492,879
Financial Institutions, Inc.	1,236	19,455
Finward Bancorp	301	6,863
First Bancorp	2,305	68,574
First BanCorp	15,722	192,123
First Bancorp, Inc.	400	9,736

LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancshares, Inc.	1,446	$ 37,365
First Bank	702	7,287
First Busey Corp.	3,995	80,300
First Business Financial Services, Inc.	400	11,796
First Capital, Inc.	402	12,430
First Citizens BancShares, Inc. Class A	517	663,544
First Commonwealth Financial Corp.	7,586	95,963
First Community Bankshares, Inc.	1,806	53,692
First Financial Bancorp	6,619	135,292
First Financial Bankshares, Inc.	6,396	182,222
First Financial Corp.	910	29,548
First Foundation, Inc.	3,162	12,553
First Hawaiian, Inc.	9,409	169,456
First Horizon Corp.	29,816	336,026
First Internet Bancorp	281	4,173
First Interstate BancSystem, Inc. Class A	5,713	136,198
First Merchants Corp.	3,427	96,744
First Mid Bancshares, Inc.	782	18,877
First of Long Island Corp.	2,890	34,738
First Savings Financial Group, Inc.	486	6,415
†First Seacoast Bancorp, Inc.	801	6,616
First United Corp.	461	6,574
†First Western Financial, Inc.	385	7,161
Five Star Bancorp	972	21,744
Flushing Financial Corp.	2,575	31,647
FNB Corp.	24,748	283,117
FNCB Bancorp, Inc.	1,311	7,774
Franklin Financial Services Corp.	484	13,426
FS Bancorp, Inc.	364	10,945
Fulton Financial Corp.	10,167	121,191
†FVCBankcorp, Inc.	1,846	19,881
German American Bancorp, Inc.	1,832	49,794
Glacier Bancorp, Inc.	7,320	228,164
Great Southern Bancorp, Inc.	1,288	65,340
Guaranty Bancshares, Inc.	986	26,701
Hancock Whitney Corp.	5,726	219,764
Hanmi Financial Corp.	2,726	40,699
HarborOne Bancorp, Inc.	3,449	29,937
Hawthorn Bancshares, Inc.	432	7,766
HBT Financial, Inc.	668	12,318
Heartland Financial USA, Inc.	2,936	81,826
Heritage Commerce Corp.	4,676	38,717
Heritage Financial Corp.	2,744	44,370
Hilltop Holdings, Inc.	4,920	154,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hingham Institution For Savings The	65	$ 13,857
Home Bancorp, Inc.	767	25,472
Home BancShares, Inc.	11,965	272,802
HomeStreet, Inc.	1,444	8,548
HomeTrust Bancshares, Inc.	2,018	42,156
Hope Bancorp, Inc.	7,589	63,899
Horizon Bancorp, Inc.	3,992	41,557
Huntington Bancshares, Inc.	38,021	409,866
Independent Bank Corp.	5,850	197,790
Independent Bank Group, Inc.	3,133	108,183
International Bancshares Corp.	4,629	204,602
Investar Holding Corp.	619	7,496
JPMorgan Chase & Co.	53,837	7,830,053
Kearny Financial Corp.	6,302	44,429
KeyCorp	23,443	216,613
Lakeland Bancorp, Inc.	3,667	49,101
Lakeland Financial Corp.	1,686	81,805
Landmark Bancorp, Inc.	555	12,099
LCNB Corp.	779	11,498
Live Oak Bancshares, Inc.	3,910	102,872
Luther Burbank Corp.	1,860	16,591
M&T Bank Corp.	5,091	630,062
Macatawa Bank Corp.	1,713	15,897
MainStreet Bancshares, Inc.	481	10,899
Mercantile Bank Corp.	1,549	42,783
Meridian Corp.	630	6,174
Metrocity Bankshares, Inc.	927	16,584
†Metropolitan Bank Holding Corp.	1,000	34,730
Mid Penn Bancorp, Inc.	517	11,415
Middlefield Banc Corp.	600	16,080
Midland States Bancorp, Inc.	2,021	40,238
MidWestOne Financial Group, Inc.	1,275	27,247
MVB Financial Corp.	505	10,645
National Bank Holdings Corp. Class A	1,818	52,795
National Bankshares, Inc.	222	6,480
NBT Bancorp, Inc.	3,154	100,455
New York Community Bancorp, Inc.	40,190	451,736
Nicolet Bankshares, Inc.	736	49,982
Northeast Bank	600	25,002
Northeast Community Bancorp, Inc.	1,217	18,109
Northfield Bancorp, Inc.	4,576	50,244
Northrim BanCorp, Inc.	322	12,664
Northwest Bancshares, Inc.	9,475	100,435
Norwood Financial Corp.	355	10,483
Oak Valley Bancorp	1,718	43,276
OceanFirst Financial Corp.	3,787	59,153

LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OFG Bancorp	3,694	$ 96,340
Ohio Valley Banc Corp.	303	7,424
Old National Bancorp	20,475	285,422
Old Point Financial Corp.	531	9,208
Old Second Bancorp, Inc.	1,033	13,491
OP Bancorp	1,114	9,391
†OptimumBank Holdings, Inc.	160	474
Orange County Bancorp, Inc.	220	8,140
Origin Bancorp, Inc.	1,422	41,665
Orrstown Financial Services, Inc.	503	9,632
Pacific Premier Bancorp, Inc.	5,733	118,558
PacWest Bancorp	6,636	54,083
Park National Corp.	1,191	121,863
Parke Bancorp, Inc.	739	12,556
Pathward Financial, Inc.	3,630	168,287
†Patriot National Bancorp, Inc.	972	8,311
PCB Bancorp	642	9,444
Peapack-Gladstone Financial Corp.	2,178	58,980
Penns Woods Bancorp, Inc.	878	21,976
Peoples Bancorp of North Carolina, Inc.	800	14,584
Peoples Bancorp, Inc.	2,814	74,712
Peoples Financial Services Corp.	412	18,041
Pinnacle Financial Partners, Inc.	3,905	221,218
†Pioneer Bancorp, Inc.	1,588	14,213
Plumas Bancorp	367	13,098
PNC Financial Services Group, Inc.	5,084	640,330
†Ponce Financial Group, Inc.	1,139	9,898
Popular, Inc.	5,265	318,638
Preferred Bank	1,329	73,082
Premier Financial Corp.	3,387	54,260
Primis Financial Corp.	1,601	13,480
Princeton Bancorp, Inc.	477	13,032
Prosperity Bancshares, Inc.	4,571	258,170
Provident Bancorp, Inc.	1,300	10,764
Provident Financial Services, Inc.	5,414	88,465
QCR Holdings, Inc.	1,366	56,047
RBB Bancorp	1,258	15,021
Red River Bancshares, Inc.	400	19,656
Regions Financial Corp.	24,752	441,081
Renasant Corp.	4,113	107,473
Republic Bancorp, Inc. Class A	1,308	55,590
Richmond Mutual BanCorp, Inc.	246	2,716
Riverview Bancorp, Inc.	1,450	7,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
S&T Bancorp, Inc.	3,057	$ 83,120
Salisbury Bancorp, Inc.	586	13,882
Sandy Spring Bancorp, Inc.	3,595	81,535
SB Financial Group, Inc.	200	2,532
Seacoast Banking Corp. of Florida	3,281	72,510
ServisFirst Bancshares, Inc.	3,116	127,507
Shore Bancshares, Inc.	1,070	12,369
Sierra Bancorp	1,304	22,129
Simmons First National Corp. Class A	7,801	134,567
SmartFinancial, Inc.	542	11,658
South Plains Financial, Inc.	621	13,979
†Southern First Bancshares, Inc.	419	10,370
Southern Missouri Bancorp, Inc.	664	25,531
Southern States Bancshares, Inc.	652	13,757
Southside Bancshares, Inc.	2,708	70,841
SouthState Corp.	4,676	307,681
Stellar Bancorp, Inc.	3,763	86,135
†Sterling Bancorp, Inc.	1,968	10,765
Stock Yards Bancorp, Inc.	1,461	66,286
Summit Financial Group, Inc.	450	9,297
Synovus Financial Corp.	9,521	288,010
Territorial Bancorp, Inc.	299	3,672
†Texas Capital Bancshares, Inc.	2,530	130,295
†Third Coast Bancshares, Inc.	784	12,442
Timberland Bancorp, Inc.	400	10,232
Tompkins Financial Corp.	1,112	61,938
Towne Bank	4,814	111,877
TriCo Bancshares	2,055	68,226
†Triumph Bancorp, Inc.	2,365	143,603
Truist Financial Corp.	16,483	500,259
TrustCo Bank Corp. NY	1,470	42,057
Trustmark Corp.	4,607	97,300
U.S. Bancorp	25,797	852,333
UMB Financial Corp.	2,898	176,488
United Bankshares, Inc.	8,773	260,295
United Community Banks, Inc.	5,327	133,122
United Security Bancshares	2,131	14,192
Unity Bancorp, Inc.	845	19,934
Univest Financial Corp.	2,727	49,304
†USCB Financial Holdings, Inc.	1,035	10,557
Valley National Bancorp	26,937	208,762
Veritex Holdings, Inc.	2,371	42,512
Virginia National Bankshares Corp.	307	9,870
Washington Federal, Inc.	4,358	115,574

LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	1,505	$ 40,349
Webster Financial Corp.	10,320	389,580
Wells Fargo & Co.	50,231	2,143,859
WesBanco, Inc.	5,072	129,894
West BanCorp, Inc.	758	13,955
Westamerica BanCorp	1,867	71,506
Western Alliance Bancorp	5,374	195,990
Western New England Bancorp, Inc.	1,120	6,541
William Penn Bancorp, Inc.	914	9,277
Wintrust Financial Corp.	2,899	210,525
WSFS Financial Corp.	4,769	179,887
Zions Bancorp NA	7,368	197,904
		38,293,631
Beverages–1.24%
†Boston Beer Co., Inc. Class A	527	162,548
Brown-Forman Corp. Class A	8,438	565,654
†Celsius Holdings, Inc.	1,043	155,605
Coca-Cola Co.	42,594	2,565,011
Coca-Cola Consolidated, Inc.	532	338,363
Constellation Brands, Inc. Class A	1,933	475,769
†Duckhorn Portfolio, Inc.	5,564	72,165
Keurig Dr Pepper, Inc.	6,902	215,826
MGP Ingredients, Inc.	1,309	139,121
Molson Coors Beverage Co. Class B	7,477	492,286
†Monster Beverage Corp.	5,398	310,061
†National Beverage Corp.	4,024	194,560
PepsiCo, Inc.	27,525	5,098,180
		10,785,149
Biotechnology–2.43%
†2seventy bio, Inc.	1,762	17,831
†4D Molecular Therapeutics, Inc.	1,916	34,622
†Aadi Bioscience, Inc.	1,704	11,655
AbbVie, Inc.	31,346	4,223,247
†Acumen Pharmaceuticals, Inc.	2,758	13,266
†Adaptimmune Therapeutics PLC ADR	2,432	2,250
†Adicet Bio, Inc.	1,731	4,206
†Adverum Biotechnologies, Inc.	5,792	9,209
†Affimed NV	1,899	1,136
†Agios Pharmaceuticals, Inc.	3,393	96,090
†AIkido Pharma, Inc.	700	2,037
†Akero Therapeutics, Inc.	2,370	110,655
†Aldeyra Therapeutics, Inc.	4,058	34,047
†Alector, Inc.	1,703	10,235
†Alkermes PLC	7,678	240,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allakos, Inc.	198	$ 863
†Allogene Therapeutics, Inc.	7,123	35,401
†Allovir, Inc.	3,122	10,615
†Alnylam Pharmaceuticals, Inc.	1,461	277,502
†Alpine Immune Sciences, Inc.	2,571	26,430
Amgen, Inc.	11,734	2,605,183
†AnaptysBio, Inc.	1,298	26,401
†Anika Therapeutics, Inc.	1,049	27,253
†Apellis Pharmaceuticals, Inc.	727	66,230
†Arcturus Therapeutics Holdings, Inc.	1,842	52,829
†Arcus Biosciences, Inc.	2,914	59,183
†Arcutis Biotherapeutics, Inc.	1,509	14,381
†Ardelyx, Inc.	2,308	7,824
†Atara Biotherapeutics, Inc.	2,169	3,492
†Avid Bioservices, Inc.	1,153	16,107
†Avidity Biosciences, Inc.	3,180	35,266
†Avita Medical, Inc.	3,203	54,483
†Biogen, Inc.	2,985	850,277
†BioMarin Pharmaceutical, Inc.	2,850	247,038
†Bluebird Bio, Inc.	2,545	8,373
†Blueprint Medicines Corp.	1,479	93,473
†CareDx, Inc.	2,553	21,700
†Catalyst Pharmaceuticals, Inc.	2,500	33,600
†Celcuity, Inc.	961	10,552
†Celldex Therapeutics, Inc.	640	21,715
†Chinook Therapeutics, Inc.	3,834	147,302
†Cogent Biosciences, Inc.	2,478	29,340
†Crinetics Pharmaceuticals, Inc.	600	10,812
†CRISPR Therapeutics AG	1,463	82,133
†Cue Biopharma, Inc.	1,743	6,362
†Cullinan Oncology, Inc.	2,469	26,566
†Day One Biopharmaceuticals, Inc.	1,142	13,635
†Decibel Therapeutics, Inc.	1,460	5,621
†Deciphera Pharmaceuticals, Inc.	1,974	27,794
†Denali Therapeutics, Inc.	3,237	95,524
†Design Therapeutics, Inc.	1,353	8,524
†Dynavax Technologies Corp.	7,873	101,719
†Dyne Therapeutics, Inc.	2,238	25,177
†Eagle Pharmaceuticals, Inc.	867	16,854
†Editas Medicine, Inc.	2,173	17,884
†Emergent BioSolutions, Inc.	3,148	23,138
†Enanta Pharmaceuticals, Inc.	1,564	33,470
†Enochian Biosciences, Inc.	1,600	907
†Exact Sciences Corp.	2,539	238,412
†Exelixis, Inc.	14,409	275,356

LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Fate Therapeutics, Inc.	2,609	$ 12,419
†G1 Therapeutics, Inc.	1,617	4,026
†Generation Bio Co.	2,510	13,805
Gilead Sciences, Inc.	27,540	2,122,508
†Graphite Bio, Inc.	4,429	11,515
†Halozyme Therapeutics, Inc.	4,947	178,438
†Homology Medicines, Inc.	5,153	4,560
†Horizon Therapeutics PLC	4,895	503,451
†Ideaya Biosciences, Inc.	1,500	35,250
†ImmunoGen, Inc.	4,878	92,048
†Immunovant, Inc.	4,470	84,796
†Incyte Corp.	2,494	155,251
†Intellia Therapeutics, Inc.	1,899	77,441
†Iovance Biotherapeutics, Inc.	6,316	44,465
†Ironwood Pharmaceuticals, Inc.	9,451	100,559
†IVERIC bio, Inc.	5,296	208,345
†KalVista Pharmaceuticals, Inc.	4,047	36,423
†Karuna Therapeutics, Inc.	807	174,998
†Kodiak Sciences, Inc.	240	1,656
†Krystal Biotech, Inc.	1,336	156,846
†Kura Oncology, Inc.	3,845	40,680
†Kymera Therapeutics, Inc.	2,090	48,049
†Larimar Therapeutics, Inc.	2,554	7,994
†Lexicon Pharmaceuticals, Inc.	4,300	9,847
†Lineage Cell Therapeutics, Inc.	4,300	6,063
†Lumos Pharma, Inc.	21	69
†MacroGenics, Inc.	2,522	13,493
†MediciNova, Inc.	6,693	15,394
†MeiraGTx Holdings plc	2,724	18,305
†Mersana Therapeutics, Inc.	2,209	7,268
†Mirati Therapeutics, Inc.	1,120	40,466
†Moderna, Inc.	6,467	785,740
†Monte Rosa Therapeutics, Inc.	1,541	10,556
†Morphic Holding, Inc.	1,526	87,486
†Myriad Genetics, Inc.	6,104	141,491
†Neurocrine Biosciences, Inc.	1,790	168,797
†NextCure, Inc.	3,736	6,725
†Nurix Therapeutics, Inc.	1,279	12,777
†Nuvalent, Inc. Class A	1,352	57,014
†Olema Pharmaceuticals, Inc.	3,674	33,176
†Omega Therapeutics, Inc.	1,589	8,898
†Organogenesis Holdings, Inc.	1,728	5,737
†Ovid therapeutics, Inc.	5,420	17,778
=†PDL BioPharma, Inc.	12,718	20,509
†PMV Pharmaceuticals, Inc.	2,465	15,431
†Poseida Therapeutics, Inc.	2,501	4,402
†Protagonist Therapeutics, Inc.	3,412	94,239
†Prothena Corp. PLC	2,185	149,192
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Puma Biotechnology, Inc.	3,378	$ 11,924
†RAPT Therapeutics, Inc.	1,100	20,570
†Recursion Pharmaceuticals, Inc. Class A	9,555	71,376
†Regeneron Pharmaceuticals, Inc.	2,107	1,513,964
†REGENXBIO, Inc.	2,597	51,914
†Relay Therapeutics, Inc.	5,091	63,943
†Replimune Group, Inc.	1,293	30,023
†REVOLUTION Medicines, Inc.	3,314	88,649
†Rhythm Pharmaceuticals, Inc.	1,655	27,291
†Rocket Pharmaceuticals, Inc.	1,401	27,838
†Sage Therapeutics, Inc.	2,104	98,930
†Sangamo Therapeutics, Inc.	8,751	11,376
†Sarepta Therapeutics, Inc.	488	55,886
†Seagen, Inc.	1,844	354,896
†Shattuck Labs, Inc.	2,704	8,436
†Spectrum Pharmaceuticals, Inc.	5,260	5,050
†SpringWorks Therapeutics, Inc.	1,869	49,005
†Stoke Therapeutics, Inc.	1,500	15,945
†Sutro Biopharma, Inc.	1,578	7,338
†Syndax Pharmaceuticals, Inc.	2,263	47,365
†Talaris Therapeutics, Inc.	2,399	7,293
†Twist Bioscience Corp.	1,536	31,427
†United Therapeutics Corp.	2,309	509,712
†Vanda Pharmaceuticals, Inc.	3,572	23,539
†Veracyte, Inc.	2,798	71,265
†Verastem, Inc.	570	4,241
†Vericel Corp.	1,703	63,982
†Vertex Pharmaceuticals, Inc.	2,678	942,415
†Viking Therapeutics, Inc.	5,500	89,155
†Vir Biotechnology, Inc.	5,566	136,534
†Viracta Therapeutics, Inc.	2,703	3,811
†Vor BioPharma, Inc.	1,524	4,709
†Voyager Therapeutics, Inc.	1,748	20,015
†Werewolf Therapeutics, Inc.	1,614	4,923
†Xencor, Inc.	3,216	80,304
†Xenon Pharmaceuticals, Inc.	1,566	60,291
†Y-mAbs Therapeutics, Inc.	1,554	10,552
†Zentalis Pharmaceuticals, Inc.	2,690	75,885
		21,151,656
Broadline Retail–1.85%
†1stdibs.com, Inc.	2,522	9,432
†Amazon.com, Inc.	103,209	13,454,325
Big Lots, Inc.	2,718	24,000
Dillard's, Inc. Class A	1,631	532,163
eBay, Inc.	21,653	967,672

LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
†Etsy, Inc.	2,811	$ 237,839
Kohl's Corp.	9,455	217,938
Macy's, Inc.	17,805	285,770
Nordstrom, Inc.	7,134	146,033
†Ollie's Bargain Outlet Holdings, Inc.	2,449	141,871
†Qurate Retail, Inc.	26,054	25,788
		16,042,831
Building Products–1.32%
A O Smith Corp.	8,201	596,869
AAON, Inc.	2,904	275,328
Advanced Drainage Systems, Inc.	4,570	519,975
Allegion PLC	3,804	456,556
†American Woodmark Corp.	1,121	85,611
Apogee Enterprises, Inc.	1,507	71,537
Armstrong World Industries, Inc.	3,181	233,676
†AZEK Co., Inc.	2,991	90,597
AZZ, Inc.	2,008	87,268
†Builders FirstSource, Inc.	10,757	1,462,952
Carlisle Cos., Inc.	2,073	531,787
Carrier Global Corp.	26,659	1,325,219
CSW Industrials, Inc.	1,444	239,978
Fortune Brands Innovations, Inc.	5,662	407,381
†Gibraltar Industries, Inc.	1,995	125,525
Griffon Corp.	3,933	158,500
†Hayward Holdings, Inc.	9,286	119,325
Insteel Industries, Inc.	1,555	48,392
†Janus International Group, Inc.	851	9,072
†JELD-WEN Holding, Inc.	7,208	126,428
Johnson Controls International PLC	7,926	540,078
Lennox International, Inc.	1,245	405,957
Masco Corp.	4,785	274,563
†Masonite International Corp.	1,626	166,567
†Masterbrand, Inc.	5,662	65,849
Owens Corning	5,731	747,896
†PGT Innovations, Inc.	4,054	118,174
Quanex Building Products Corp.	2,203	59,151
†Resideo Technologies, Inc.	9,867	174,251
Simpson Manufacturing Co., Inc.	2,689	372,427
Tecnoglass, Inc.	2,696	139,275
Trane Technologies PLC	2,979	569,764
†Trex Co., Inc.	6,500	426,140
UFP Industries, Inc.	4,286	415,956
		11,448,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.81%
Affiliated Managers Group, Inc.	2,450	$ 367,230
Ameriprise Financial, Inc.	4,194	1,393,079
Ares Management Corp. Class A	1,769	170,443
Artisan Partners Asset Management, Inc. Class A	4,953	194,702
†Ashford, Inc.	690	6,707
†AssetMark Financial Holdings, Inc.	2,716	80,557
Associated Capital Group, Inc. Class A	251	8,885
†Avantax, Inc.	3,219	72,041
B Riley Financial, Inc.	150	6,897
Bank of New York Mellon Corp.	14,686	653,821
BGC Partners, Inc. Class A	17,890	79,253
BlackRock, Inc.	1,672	1,155,586
Blackstone, Inc.	2,991	278,073
Brightsphere Investment Group, Inc.	2,470	51,746
Carlyle Group, Inc.	10,350	330,682
Cboe Global Markets, Inc.	3,177	438,458
Charles Schwab Corp.	19,020	1,078,054
CME Group, Inc.	3,001	556,055
Cohen & Steers, Inc.	2,732	158,429
†Coinbase Global, Inc. Class A	1,151	82,354
Diamond Hill Investment Group, Inc.	308	52,760
†Donnelley Financial Solutions, Inc.	3,917	178,341
Evercore, Inc. Class A	3,008	371,759
FactSet Research Systems, Inc.	966	387,028
Federated Hermes, Inc.	6,284	225,281
Franklin Resources, Inc.	11,369	303,666
Goldman Sachs Group, Inc.	5,423	1,749,134
Greenhill & Co., Inc.	1,658	24,290
Hamilton Lane, Inc. Class A	2,388	190,992
Houlihan Lokey, Inc.	2,512	246,955
Interactive Brokers Group, Inc. Class A	1,344	111,646
Intercontinental Exchange, Inc.	5,809	656,882
Invesco Ltd.	17,695	297,453
Janus Henderson Group PLC	10,713	291,929
Jefferies Financial Group, Inc.	12,086	400,893
KKR & Co., Inc.	6,542	366,352
Lazard Ltd. Class A	8,039	257,248
LPL Financial Holdings, Inc.	2,880	626,198
MarketAxess Holdings, Inc.	898	234,755
Moelis & Co. Class A	3,687	167,169
Moody's Corp.	2,658	924,240

LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Morgan Stanley	20,522	$ 1,752,579
Morningstar, Inc.	1,355	265,675
MSCI, Inc.	1,099	515,750
Nasdaq, Inc.	12,420	619,137
Northern Trust Corp.	8,457	627,002
†Open Lending Corp. Class A	5,162	54,253
Oppenheimer Holdings, Inc. Class A	765	30,738
Piper Sandler Cos.,	1,263	163,255
PJT Partners, Inc. Class A	816	56,826
Raymond James Financial, Inc.	6,282	651,883
†Robinhood Markets, Inc. Class A	19,647	196,077
S&P Global, Inc.	3,140	1,258,795
†Safeguard Scientifics, Inc.	1,565	2,582
SEI Investments Co.	9,150	545,523
Silvercrest Asset Management Group, Inc. Class A	997	20,189
State Street Corp.	9,159	670,256
StepStone Group, Inc. Class A	1,553	38,530
Stifel Financial Corp.	6,789	405,100
†StoneX Group, Inc.	1,244	103,352
T Rowe Price Group, Inc.	6,609	740,340
Tradeweb Markets, Inc. Class A	2,207	151,135
U.S. Global Investors, Inc. Class A	2,448	7,491
Victory Capital Holdings, Inc. Class A	2,310	72,857
Virtu Financial, Inc. Class A	5,162	88,219
Virtus Investment Partners, Inc.	420	82,937
Westwood Holdings Group, Inc.	439	5,444
WisdomTree, Inc.	10,540	72,304
		24,426,252
Chemicals–2.27%
AdvanSix, Inc.	2,562	89,619
Air Products & Chemicals, Inc.	2,155	645,487
Albemarle Corp.	2,615	583,380
†Alto Ingredients, Inc.	4,791	13,846
American Vanguard Corp.	2,114	37,777
Ashland, Inc.	3,930	341,556
Avient Corp.	6,532	267,159
†Axalta Coating Systems Ltd.	15,781	517,775
Balchem Corp.	1,569	211,517
Cabot Corp.	3,948	264,082
Celanese Corp.	3,461	400,784
CF Industries Holdings, Inc.	8,984	623,669
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Chase Corp.	690	$ 83,642
Chemours Co.	10,477	386,497
Corteva, Inc.	10,921	625,773
Dow, Inc.	23,600	1,256,936
DuPont de Nemours, Inc.	9,282	663,106
Eastman Chemical Co.	4,406	368,870
Ecolab, Inc.	2,496	465,978
†Ecovyst, Inc.	6,127	70,215
Element Solutions, Inc.	17,028	326,938
FMC Corp.	3,567	372,181
FutureFuel Corp.	4,158	36,798
Hawkins, Inc.	1,770	84,411
HB Fuller Co.	3,432	245,422
Huntsman Corp.	14,366	388,169
†Ingevity Corp.	2,010	116,902
Innospec, Inc.	1,414	142,022
International Flavors & Fragrances, Inc.	6,197	493,219
†Intrepid Potash, Inc.	1,283	29,111
Koppers Holdings, Inc.	1,060	36,146
Kronos Worldwide, Inc.	4,954	43,248
Linde PLC	6,467	2,464,444
†Livent Corp.	7,469	204,875
†LSB Industries, Inc.	3,136	30,890
LyondellBasell Industries NV Class A	15,191	1,394,990
Mativ Holdings, Inc.	2,848	43,062
Minerals Technologies, Inc.	2,394	138,110
Mosaic Co.	14,264	499,240
NewMarket Corp.	666	267,812
Northern Technologies International Corp.	1,639	17,554
Olin Corp.	12,382	636,311
Orion SA	1,957	41,528
PPG Industries, Inc.	5,978	886,537
Quaker Chemical Corp.	243	47,361
†Rayonier Advanced Materials, Inc.	7,464	31,946
RPM International, Inc.	5,569	499,706
Scotts Miracle-Gro Co.	1,015	63,630
Sensient Technologies Corp.	2,141	152,289
Sherwin-Williams Co.	5,123	1,360,259
Stepan Co.	1,624	155,190
Trinseo PLC	3,760	47,639
Tronox Holdings PLC Class A	10,735	136,442
Westlake Corp.	3,165	378,123
		19,730,173
Commercial Services & Supplies–0.97%
ABM Industries, Inc.	4,513	192,479
ACCO Brands Corp.	7,956	41,451
Acme United Corp.	172	4,290
†ACV Auctions, Inc. Class A	1,930	33,331

LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
ARC Document Solutions, Inc.	3,628	$ 11,755
Brady Corp. Class A	2,770	131,769
†BrightView Holdings, Inc.	3,756	26,968
Brink's Co.	3,039	206,135
†Casella Waste Systems, Inc. Class A	2,417	218,618
†CECO Environmental Corp.	1,187	15,858
†Cimpress PLC	912	54,246
Cintas Corp.	1,442	716,789
†Civeo Corp.	630	12,272
†Clean Harbors, Inc.	4,340	713,626
†Copart, Inc.	10,672	973,393
Deluxe Corp.	3,259	56,967
†Driven Brands Holdings, Inc.	5,238	141,740
Ennis, Inc.	1,765	35,971
†Enviri Corp.	5,387	53,170
Healthcare Services Group, Inc.	4,016	59,959
†Heritage-Crystal Clean, Inc.	2,134	80,644
HNI Corp.	3,761	105,985
Interface, Inc.	3,770	33,138
†Liquidity Services, Inc.	1,758	29,007
Matthews International Corp. Class A	2,379	101,393
MillerKnoll, Inc.	5,531	81,748
†Montrose Environmental Group, Inc.	388	16,343
MSA Safety, Inc.	1,582	275,205
NL Industries, Inc.	2,090	11,558
†OPENLANE, Inc.	9,508	144,712
†Performant Financial Corp.	4,544	12,269
†Perma-Fix Environmental Services, Inc.	1,952	21,433
Pitney Bowes, Inc.	8,459	29,945
†Quad/Graphics, Inc.	4,623	17,382
†Quest Resource Holding Corp.	2,058	13,418
Republic Services, Inc.	4,433	679,003
Rollins, Inc.	8,554	366,368
†SP Plus Corp.	1,793	70,124
Steelcase, Inc. Class A	5,268	40,616
†Stericycle, Inc.	4,397	204,197
Tetra Tech, Inc.	2,382	390,029
UniFirst Corp.	1,034	160,280
†Viad Corp.	1,218	32,740
VSE Corp.	1,374	75,144
Waste Management, Inc.	9,837	1,705,932
		8,399,400
Communications Equipment–0.84%
ADTRAN Holdings, Inc.	4,319	45,479
†Applied Optoelectronics, Inc.	1,210	7,212
†Arista Networks, Inc.	1,777	287,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Aviat Networks, Inc.	797	$ 26,596
†CalAmp Corp.	3,203	3,395
†Calix, Inc.	1,776	88,640
†Cambium Networks Corp.	1,400	21,308
†Casa Systems, Inc.	1,167	1,424
†Ciena Corp.	8,129	345,401
Cisco Systems, Inc.	75,442	3,903,369
†Clearfield, Inc.	826	39,111
†CommScope Holding Co., Inc.	9,089	51,171
Comtech Telecommunications Corp.	2,049	18,728
†Digi International, Inc.	1,498	59,006
†DZS, Inc.	1,150	4,565
†Extreme Networks, Inc.	5,674	147,808
†F5, Inc.	2,057	300,857
†Genasys, Inc.	2,022	5,257
†Harmonic, Inc.	6,256	101,159
†Infinera Corp.	4,453	21,508
Juniper Networks, Inc.	15,147	474,555
†KVH Industries, Inc.	2,253	20,592
†Lumentum Holdings, Inc.	3,600	204,228
Motorola Solutions, Inc.	1,946	570,723
†NETGEAR, Inc.	2,066	29,255
†NetScout Systems, Inc.	5,309	164,314
Network-1 Technologies, Inc.	11	25
PCTEL, Inc.	2,548	12,218
†Ribbon Communications, Inc.	9,487	26,469
†TESSCO Technologies, Inc.	1,609	14,401
†Viasat, Inc.	3,034	125,183
†Viavi Solutions, Inc.	13,191	149,454
		7,271,392
Construction & Engineering–0.70%
AECOM	4,397	372,382
†Ameresco, Inc. Class A	3,022	146,960
†API Group Corp.	5,216	142,188
Arcosa, Inc.	2,983	226,022
Argan, Inc.	1,157	45,597
†Bowman Consulting Group Ltd.	429	13,677
Comfort Systems USA, Inc.	2,557	419,859
†Concrete Pumping Holdings, Inc.	5,143	41,298
†Construction Partners, Inc. Class A	2,150	67,489
†Dycom Industries, Inc.	2,115	240,370
EMCOR Group, Inc.	3,159	583,720
†Fluor Corp.	7,505	222,148
Granite Construction, Inc.	2,572	102,314
†Great Lakes Dredge & Dock Corp.	4,650	37,944
†IES Holdings, Inc.	1,179	67,062

LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Limbach Holdings, Inc.	231	$ 5,713
†MasTec, Inc.	5,469	645,178
†Matrix Service Co.	2,351	13,847
MDU Resources Group, Inc.	12,934	270,838
†MYR Group, Inc.	1,177	162,826
†Northwest Pipe Co.	539	16,299
†Orion Group Holdings, Inc.	1,150	3,232
Primoris Services Corp.	5,392	164,294
Quanta Services, Inc.	4,423	868,898
†Sterling Infrastructure, Inc.	2,101	117,236
†Tutor Perini Corp.	4,056	29,000
Valmont Industries, Inc.	1,274	370,798
†WillScot Mobile Mini Holdings Corp.	14,301	683,445
		6,080,634
Construction Materials–0.29%
Eagle Materials, Inc.	2,323	433,054
†Knife River Corp.	3,233	140,635
Martin Marietta Materials, Inc.	1,696	783,026
†Smith-Midland Corp.	532	12,635
†Summit Materials, Inc. Class A	8,412	318,394
U.S. Lime & Minerals, Inc.	277	57,863
Vulcan Materials Co.	3,325	749,588
		2,495,195
Consumer Finance–0.99%
Ally Financial, Inc.	16,293	440,074
American Express Co.	11,804	2,056,257
†Atlanticus Holdings Corp.	351	14,746
Bread Financial Holdings, Inc.	2,682	84,188
Capital One Financial Corp.	8,597	940,254
†Credit Acceptance Corp.	1,348	684,690
Discover Financial Services	11,407	1,332,908
†Encore Capital Group, Inc.	2,487	120,918
†Enova International, Inc.	2,115	112,349
†EZCORP, Inc. Class A	4,961	41,573
FirstCash Holdings, Inc.	2,903	270,937
†Green Dot Corp. Class A	3,291	61,673
†LendingClub Corp.	7,603	74,129
†LendingTree, Inc.	222	4,908
Navient Corp.	12,007	223,090
Nelnet, Inc. Class A	1,924	185,628
OneMain Holdings, Inc.	8,941	390,632
†PRA Group, Inc.	3,508	80,158
†PROG Holdings, Inc.	4,619	148,362
Regional Management Corp.	567	17,293
SLM Corp.	27,460	448,147
Synchrony Financial	22,029	747,224
†World Acceptance Corp.	783	104,930
		8,585,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.80%
Albertsons Cos., Inc. Class A	10,863	$ 237,031
Andersons, Inc.	2,422	111,775
†BJ's Wholesale Club Holdings, Inc.	5,903	371,948
Casey's General Stores, Inc.	2,685	654,818
†Chefs' Warehouse, Inc.	2,797	100,021
Costco Wholesale Corp.	4,017	2,162,672
Dollar General Corp.	4,544	771,480
†Dollar Tree, Inc.	7,191	1,031,908
†Grocery Outlet Holding Corp.	3,739	114,451
†HF Foods Group, Inc.	2,646	12,410
Ingles Markets, Inc. Class A	1,307	108,024
Kroger Co.	42,500	1,997,500
Natural Grocers by Vitamin Cottage, Inc.	2,445	29,976
†Performance Food Group Co.	6,896	415,415
PriceSmart, Inc.	1,820	134,789
SpartanNash Co.	3,365	75,746
†Sprouts Farmers Market, Inc.	7,175	263,538
Sysco Corp.	10,425	773,535
Target Corp.	12,717	1,677,372
†U.S. Foods Holding Corp.	10,600	466,400
†United Natural Foods, Inc.	3,773	73,762
Village Super Market, Inc. Class A	880	20,082
Walgreens Boots Alliance, Inc.	13,596	387,350
Walmart, Inc.	22,610	3,553,840
Weis Markets, Inc.	1,433	92,013
		15,637,856
Containers & Packaging–0.75%
Amcor PLC	38,673	385,957
AptarGroup, Inc.	3,912	453,244
Ardagh Metal Packaging SA	4,030	15,153
Avery Dennison Corp.	3,229	554,742
Ball Corp.	10,192	593,276
Berry Global Group, Inc.	10,390	668,493
Crown Holdings, Inc.	6,510	565,524
Graphic Packaging Holding Co.	25,771	619,277
Greif, Inc. Class A	2,732	194,134
International Paper Co.	11,999	381,688
Myers Industries, Inc.	3,079	59,825
†O-I Glass, Inc.	8,101	172,794
Packaging Corp. of America	3,737	493,882
†Ranpak Holdings Corp.	874	3,951
Sealed Air Corp.	5,125	205,000
Silgan Holdings, Inc.	8,348	391,438
Sonoco Products Co.	7,114	419,868
TriMas Corp.	3,116	85,659
Westrock Co.	8,446	245,525
		6,509,430

LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.22%
Genuine Parts Co.	5,038	$ 852,581
LKQ Corp.	9,025	525,887
Pool Corp.	1,376	515,504
Weyco Group, Inc.	507	13,532
		1,907,504
Diversified Consumer Services–0.31%
†2U, Inc.	2,763	11,135
ADT, Inc.	20,450	123,314
†Adtalem Global Education, Inc.	2,932	100,685
†American Public Education, Inc.	1,456	6,901
†Bright Horizons Family Solutions, Inc.	2,461	227,519
Carriage Services, Inc.	1,652	53,640
†Chegg, Inc.	7,787	69,149
†Coursera, Inc.	6,556	85,359
†Duolingo, Inc.	269	38,451
†Frontdoor, Inc.	3,903	124,506
Graham Holdings Co. Class B	279	159,443
†Grand Canyon Education, Inc.	3,013	310,972
H&R Block, Inc.	8,384	267,198
Laureate Education, Inc. Class A	6,158	74,450
†Lincoln Educational Services Corp.	1,828	12,321
†OneSpaWorld Holdings Ltd.	3,672	44,431
†Perdoceo Education Corp.	6,090	74,724
Service Corp. International	10,544	681,037
Strategic Education, Inc.	1,317	89,345
†Stride, Inc.	2,788	103,797
†Universal Technical Institute, Inc.	3,313	22,893
		2,681,270
Diversified Telecommunication Services–0.87%
†Anterix, Inc.	1,166	36,950
AT&T, Inc.	133,616	2,131,175
ATN International, Inc.	1,118	40,919
†Bandwidth, Inc. Class A	2,154	29,467
Cogent Communications Holdings, Inc.	2,491	167,619
†Consolidated Communications Holdings, Inc.	6,890	26,389
†EchoStar Corp. Class A	4,341	75,273
†Frontier Communications Parent, Inc.	11,913	222,058
†IDT Corp. Class B	1,774	45,858
Iridium Communications, Inc.	7,987	496,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Liberty Latin America Ltd. Class A	15,472	$ 133,709
Lumen Technologies, Inc.	66,373	150,003
†Ooma, Inc.	1,800	26,946
Verizon Communications, Inc.	107,103	3,983,161
		7,565,679
Electric Utilities–0.94%
ALLETE, Inc.	2,439	141,389
Alliant Energy Corp.	5,343	280,401
American Electric Power Co., Inc.	3,298	277,692
Avangrid, Inc.	1,617	60,929
Constellation Energy Corp.	4,545	416,095
Duke Energy Corp.	4,885	438,380
Edison International	7,419	515,249
Entergy Corp.	3,777	367,766
Evergy, Inc.	5,103	298,117
Eversource Energy	3,599	255,241
Exelon Corp.	7,245	295,161
FirstEnergy Corp.	10,192	396,265
Genie Energy Ltd. Class B	1,295	18,311
Hawaiian Electric Industries, Inc.	4,111	148,818
IDACORP, Inc.	1,690	173,394
MGE Energy, Inc.	1,792	141,765
NextEra Energy, Inc.	11,624	862,501
NRG Energy, Inc.	15,841	592,295
OGE Energy Corp.	5,679	203,933
Otter Tail Corp.	1,231	97,200
†PG&E Corp.	24,021	415,083
Pinnacle West Capital Corp.	2,967	241,692
PNM Resources, Inc.	4,259	192,081
Portland General Electric Co.	3,574	167,370
PPL Corp.	13,594	359,697
Southern Co.	6,267	440,257
Xcel Energy, Inc.	6,584	409,327
		8,206,409
Electrical Equipment–0.92%
Acuity Brands, Inc.	2,140	348,991
Allied Motion Technologies, Inc.	1,137	45,412
†American Superconductor Corp.	1,700	10,642
AMETEK, Inc.	5,313	860,068
†Array Technologies, Inc.	4,539	102,581
†Atkore, Inc.	3,256	507,741
Eaton Corp. PLC	4,635	932,099
Emerson Electric Co.	5,525	499,405
Encore Wire Corp.	1,649	306,599
EnerSys	2,817	305,701

LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Flux Power Holdings, Inc.	3,405	$ 14,676
†FuelCell Energy, Inc.	3,227	6,970
†Generac Holdings, Inc.	1,111	165,683
GrafTech International Ltd.	10,007	50,435
Hubbell, Inc.	1,486	492,698
LSI Industries, Inc.	457	5,740
nVent Electric PLC	9,432	487,351
†Plug Power, Inc.	10,899	113,241
Powell Industries, Inc.	1,009	61,135
Preformed Line Products Co.	449	70,089
Regal Rexnord Corp.	4,151	638,839
Rockwell Automation, Inc.	2,805	924,107
Sensata Technologies Holding PLC	8,924	401,491
†Shoals Technologies Group, Inc. Class A	5,185	132,529
†Sunrun, Inc.	9,039	161,437
†Thermon Group Holdings, Inc.	2,349	62,483
†TPI Composites, Inc.	2,494	25,863
†Ultralife Corp.	2,766	13,387
Vertiv Holdings Co.	7,904	195,782
†Vicor Corp.	594	32,076
		7,975,251
Electronic Equipment, Instruments & Components–1.61%
Advanced Energy Industries, Inc.	2,741	305,484
†Airgain, Inc.	1,525	8,235
Amphenol Corp. Class A	6,376	541,641
†Arlo Technologies, Inc.	5,053	55,128
†Arrow Electronics, Inc.	4,234	606,436
Avnet, Inc.	6,028	304,113
Badger Meter, Inc.	2,033	299,989
Bel Fuse, Inc. Class B	886	50,865
Belden, Inc.	3,141	300,437
Benchmark Electronics, Inc.	2,494	64,420
CDW Corp.	4,704	863,184
Climb Global Solutions, Inc.	332	15,889
†Coda Octopus Group, Inc.	2,420	19,868
Cognex Corp.	4,550	254,891
†Coherent Corp.	3,251	165,736
Corning, Inc.	22,617	792,500
CTS Corp.	2,254	96,088
†Daktronics, Inc.	2,615	16,736
†Data I/O Corp.	7,146	30,656
†ePlus, Inc.	2,128	119,806
†Fabrinet	2,253	292,620
†FARO Technologies, Inc.	842	13,640
†Flex Ltd.	16,245	449,012
†Identiv, Inc.	1,421	11,951
†Insight Enterprises, Inc.	2,095	306,582
†IPG Photonics Corp.	2,199	298,668
†Iteris, Inc.	3,006	11,904
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Itron, Inc.	2,486	$ 179,241
Jabil, Inc.	12,991	1,402,119
†Key Tronic Corp.	304	1,724
†Keysight Technologies, Inc.	4,379	733,263
†Kimball Electronics, Inc.	2,160	59,681
†Knowles Corp.	6,423	115,999
Littelfuse, Inc.	1,254	365,303
†Luna Innovations, Inc.	2,308	21,049
Methode Electronics, Inc.	2,176	72,939
Napco Security Technologies, Inc.	1,100	38,115
National Instruments Corp.	6,508	373,559
†Neonode, Inc.	1,000	8,080
†nLight, Inc.	1,778	27,417
†Novanta, Inc.	1,226	225,707
†OSI Systems, Inc.	1,334	157,185
†PAR Technology Corp.	1,037	34,148
PC Connection, Inc.	2,018	91,012
†Plexus Corp.	2,007	197,168
†Powerfleet, Inc.	2,100	6,300
Richardson Electronics Ltd.	916	15,114
†Rogers Corp.	1,055	170,836
†Sanmina Corp.	3,814	229,870
†ScanSource, Inc.	1,716	50,725
TD SYNNEX Corp.	3,860	362,840
TE Connectivity Ltd.	6,132	859,461
†Teledyne Technologies, Inc.	1,270	522,110
†Trimble, Inc.	5,774	305,676
†TTM Technologies, Inc.	6,628	92,129
Vishay Intertechnology, Inc.	8,859	260,455
†Vishay Precision Group, Inc.	600	22,290
Vontier Corp.	9,754	314,176
†Zebra Technologies Corp. Class A	1,396	412,979
		14,025,149
Energy Equipment & Services–0.79%
Archrock, Inc.	11,854	121,504
Baker Hughes Co.	25,840	816,802
†Bristow Group, Inc.	446	12,814
Cactus, Inc. Class A	2,654	112,317
ChampionX Corp.	10,411	323,157
Core Laboratories, Inc.	2,200	51,150
†DMC Global, Inc.	551	9,786
†Dril-Quip, Inc.	2,477	57,640
†Expro Group Holdings NV	5,471	96,946
†Forum Energy Technologies, Inc.	380	9,724
†Geospace Technologies Corp.	1,182	9,184
†Gulf Island Fabrication, Inc.	6,318	20,534
Halliburton Co.	28,292	933,353
†Helix Energy Solutions Group, Inc.	13,252	97,800
Helmerich & Payne, Inc.	5,797	205,504

LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Independence Contract Drilling, Inc.	97	$ 265
Liberty Energy, Inc. Class A	8,157	109,059
†Mammoth Energy Services, Inc.	2,622	12,664
†Nabors Industries Ltd.	576	53,585
†National Energy Services Reunited Corp.	500	1,475
†Natural Gas Services Group, Inc.	679	6,722
†Newpark Resources, Inc.	12,475	65,244
†NexTier Oilfield Solutions, Inc.	14,413	128,852
†Nine Energy Service, Inc.	4,227	16,189
†Noble Corp. PLC	707	29,206
NOV, Inc.	18,750	300,750
†Oceaneering International, Inc.	6,032	112,798
†Oil States International, Inc.	5,610	41,907
Patterson-UTI Energy, Inc.	14,628	175,097
†ProPetro Holding Corp.	8,008	65,986
†Ranger Energy Services, Inc.	1,723	17,644
RPC, Inc.	11,712	83,741
Schlumberger NV	25,658	1,260,321
†SEACOR Marine Holdings, Inc.	1,843	21,066
Select Water Solutions, Inc. Class A	9,056	73,354
Solaris Oilfield Infrastructure, Inc. Class A	2,100	17,493
†TechnipFMC PLC	17,349	288,340
†TETRA Technologies, Inc.	6,409	21,662
†Tidewater, Inc.	3,355	186,001
†Transocean Ltd.	37,899	265,672
†U.S. Silica Holdings, Inc.	8,053	97,683
†Valaris Ltd.	3,391	213,396
†Weatherford International PLC	4,158	276,174
		6,820,561
Entertainment–0.93%
†Activision Blizzard, Inc.	8,780	740,154
†Cinemark Holdings, Inc.	7,781	128,386
Electronic Arts, Inc.	3,894	505,052
†Endeavor Group Holdings, Inc. Class A	1,192	28,513
†IMAX Corp.	3,593	61,045
†Liberty Media Corp.-Liberty Braves Class A	1,675	66,573
†Liberty Media Corp.-Liberty Formula One Class A	6,583	489,563
†Lions Gate Entertainment Corp. Class A	15,707	134,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment, Inc.	2,936	$ 267,499
†Madison Square Garden Entertainment Corp.	1,336	44,916
Madison Square Garden Sports Corp.	597	112,266
Marcus Corp.	2,001	29,675
†Netflix, Inc.	3,531	1,555,370
†Playtika Holding Corp.	2,516	29,186
†Reading International, Inc. Class A	1,404	3,721
†ROBLOX Corp. Class A	1,603	64,601
†Roku, Inc.	3,148	201,346
†Sphere Entertainment Co.	1,336	36,593
†Spotify Technology SA	1,069	171,628
†Take-Two Interactive Software, Inc.	4,160	612,185
†Walt Disney Co.	20,029	1,788,189
†Warner Bros Discovery, Inc.	54,645	685,248
Warner Music Group Corp. Class A	1,625	42,396
World Wrestling Entertainment, Inc. Class A	2,951	320,095
		8,118,370
Financial Services–3.41%
†Acacia Research Corp.	5,992	24,927
A-Mark Precious Metals, Inc.	1,222	45,746
Apollo Global Management, Inc.	2,440	187,416
†Berkshire Hathaway, Inc. Class B	22,189	7,566,449
†Block, Inc.	6,867	457,136
†BM Technologies, Inc.	419	1,249
†Cannae Holdings, Inc.	5,520	111,559
†Cantaloupe, Inc.	5,370	42,745
Cass Information Systems, Inc.	1,074	41,650
Equitable Holdings, Inc.	22,169	602,110
Essent Group Ltd.	7,232	338,458
†Euronet Worldwide, Inc.	2,790	327,462
EVERTEC, Inc.	4,425	162,973
Federal Agricultural Mortgage Corp. Class C	746	107,230
Fidelity National Information Services, Inc.	12,377	677,022
†Fiserv, Inc.	6,554	826,787
†FleetCor Technologies, Inc.	3,326	835,092
†Flywire Corp.	2,278	70,709
Global Payments, Inc.	5,357	527,772
†I3 Verticals, Inc. Class A	1,655	37,833
†International Money Express, Inc.	2,069	50,752

LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Jack Henry & Associates, Inc.	2,577	$ 431,209
Jackson Financial, Inc. Class A	3,823	117,022
†Marqeta, Inc. Class A	10,698	52,099
Mastercard, Inc. Class A	15,719	6,182,283
Merchants Bancorp	900	23,022
MGIC Investment Corp.	8,781	138,652
†Mr Cooper Group, Inc.	5,737	290,522
†NMI Holdings, Inc. Class A	4,487	115,854
†Ocwen Financial Corp.	526	15,764
†Paymentus Holdings, Inc. Class A	2,155	22,757
†PayPal Holdings, Inc.	9,041	603,306
PennyMac Financial Services, Inc.	1,976	138,932
Radian Group, Inc.	2,793	70,607
†Remitly Global, Inc.	3,561	67,018
†Repay Holdings Corp.	2,875	22,511
†Rocket Cos., Inc. Class A	3,907	35,007
†Security National Financial Corp. Class A	1,294	11,478
†Shift4 Payments, Inc. Class A	855	58,063
TFS Financial Corp.	7,410	93,144
†Toast, Inc. Class A	4,715	106,417
†Velocity Financial, Inc.	941	10,850
Visa, Inc. Class A	28,033	6,657,277
Voya Financial, Inc.	6,997	501,755
Walker & Dunlop, Inc.	2,190	173,207
Waterstone Financial, Inc.	2,626	38,051
Western Union Co.	16,363	191,938
†WEX, Inc.	2,186	398,005
		29,609,827
Food Products–1.47%
Alico, Inc.	310	7,893
Archer-Daniels-Midland Co.	10,282	776,908
B&G Foods, Inc.	4,796	66,760
Bunge Ltd.	6,669	629,220
Calavo Growers, Inc.	781	22,665
Cal-Maine Foods, Inc.	3,414	153,630
Campbell Soup Co.	12,528	572,655
Conagra Brands, Inc.	14,520	489,614
†Darling Ingredients, Inc.	7,565	482,571
†Farmer Bros Co.	1,079	2,989
Flowers Foods, Inc.	13,973	347,648
Fresh Del Monte Produce, Inc.	3,707	95,307
†Freshpet, Inc.	2,140	140,833
General Mills, Inc.	9,957	763,702
†Hain Celestial Group, Inc.	6,883	86,106
Hershey Co.	3,281	819,266
Hormel Foods Corp.	10,944	440,168
†Hostess Brands, Inc.	8,647	218,942
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Ingredion, Inc.	4,250	$ 450,287
J & J Snack Foods Corp.	1,165	184,489
J M Smucker Co.	3,289	485,687
John B Sanfilippo & Son, Inc.	644	75,522
Kellogg Co.	12,387	834,884
Kraft Heinz Co.	8,651	307,110
Lamb Weston Holdings, Inc.	5,330	612,683
Lancaster Colony Corp.	1,158	232,862
†Lifeway Foods, Inc.	699	4,704
Limoneira Co.	992	15,436
McCormick & Co., Inc.	5,771	503,110
†Mission Produce, Inc.	2,513	30,458
Mondelez International, Inc. Class A	14,242	1,038,811
†Pilgrim's Pride Corp.	7,304	156,963
†Post Holdings, Inc.	5,163	447,374
Seaboard Corp.	55	195,840
†Seneca Foods Corp. Class A	364	11,896
†Simply Good Foods Co.	6,162	225,468
†Sovos Brands, Inc.	4,843	94,729
Tootsie Roll Industries, Inc.	1,692	59,914
†TreeHouse Foods, Inc.	3,497	176,179
Tyson Foods, Inc. Class A	9,729	496,568
Utz Brands, Inc.	1,872	30,626
†Vital Farms, Inc.	1,481	17,757
		12,806,234
Gas Utilities–0.19%
Atmos Energy Corp.	2,669	310,511
Chesapeake Utilities Corp.	908	108,052
National Fuel Gas Co.	3,810	195,682
New Jersey Resources Corp.	6,806	321,243
Northwest Natural Holding Co.	1,338	57,601
ONE Gas, Inc.	2,252	172,976
RGC Resources, Inc.	1,002	20,070
Southwest Gas Holdings, Inc.	1,839	117,052
Spire, Inc.	2,361	149,782
UGI Corp.	5,970	161,011
		1,613,980
Ground Transportation–1.41%
AMERCO	933	51,614
ArcBest Corp.	1,859	183,669
†Avis Budget Group, Inc.	1,226	280,350
Covenant Logistics Group, Inc.	1,476	64,693
CSX Corp.	48,999	1,670,866
†Daseke, Inc.	9,269	66,088
Heartland Express, Inc.	5,586	91,666
†Hertz Global Holdings, Inc.	13,464	247,603
JB Hunt Transport Services, Inc.	5,339	966,519

LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	9,538	$ 529,931
Landstar System, Inc.	2,710	521,783
Marten Transport Ltd.	5,929	127,474
Norfolk Southern Corp.	4,353	987,086
Old Dominion Freight Line, Inc.	2,926	1,081,889
†PAM Transportation Services, Inc.	2,728	73,029
†RXO, Inc.	4,881	110,652
Ryder System, Inc.	3,781	320,591
†Saia, Inc.	2,190	749,878
Schneider National, Inc. Class B	5,218	149,861
†U.S. Xpress Enterprises, Inc. Class A	5,221	32,057
†Uber Technologies, Inc.	2,905	125,409
U-Haul Holding Co.	8,397	425,476
Union Pacific Corp.	14,086	2,882,277
Universal Logistics Holdings, Inc.	2,167	62,431
Werner Enterprises, Inc.	4,045	178,708
†XPO Logistics, Inc.	4,881	287,979
		12,269,579
Health Care Equipment & Supplies–1.90%
Abbott Laboratories	16,918	1,844,400
†Accuray, Inc.	4,267	16,513
†Align Technology, Inc.	1,078	381,224
†AngioDynamics, Inc.	3,064	31,958
†Apyx Medical Corp.	3,118	15,684
†Artivion, Inc.	2,557	43,955
†AtriCure, Inc.	2,424	119,649
Atrion Corp.	84	47,519
†Avanos Medical, Inc.	2,882	73,664
†Axogen, Inc.	1,694	15,466
†Axonics, Inc.	2,155	108,763
Baxter International, Inc.	14,291	651,098
Becton Dickinson & Co.	3,019	797,046
†Beyond Air, Inc.	2,266	9,653
†Boston Scientific Corp.	11,192	605,375
CONMED Corp.	1,545	209,950
Cooper Cos., Inc.	1,008	386,497
DENTSPLY SIRONA, Inc.	5,874	235,077
†Dexcom, Inc.	1,598	205,359
†Edwards Lifesciences Corp.	2,988	281,858
†Ekso Bionics Holdings, Inc.	4,330	6,192
†Electromed, Inc.	1,109	11,877
Embecta Corp.	547	11,815
†Enovis Corp.	3,221	206,531
†Envista Holdings Corp.	7,903	267,438
†enVVeno Medical Corp.	1,679	5,171
†Figs, Inc. Class A	3,741	30,938
†FONAR Corp.	558	9,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	8,854	$ 719,299
†Glaukos Corp.	2,129	151,606
†Globus Medical, Inc. Class A	3,302	196,601
†Haemonetics Corp.	2,274	193,608
†Hologic, Inc.	8,489	687,354
†IDEXX Laboratories, Inc.	1,864	936,157
†Inari Medical, Inc.	235	13,663
†Inogen, Inc.	962	11,111
†Inspire Medical Systems, Inc.	204	66,227
†Insulet Corp.	225	64,877
†Integer Holdings Corp.	2,023	179,258
†Integra LifeSciences Holdings Corp.	3,804	156,459
†Intuitive Surgical, Inc.	1,413	483,161
iRadimed Corp.	396	18,905
†Kewaunee Scientific Corp.	820	12,702
†KORU Medical Systems, Inc.	4,448	15,346
†Lantheus Holdings, Inc.	4,579	384,270
LeMaitre Vascular, Inc.	1,009	67,886
†LENSAR, Inc.	965	4,101
†LivaNova PLC	3,030	155,833
†Masimo Corp.	1,471	242,053
Medtronic PLC	10,996	968,748
†Merit Medical Systems, Inc.	3,063	256,189
†Neuronetics, Inc.	2,389	5,136
†Nevro Corp.	664	16,879
†Novocure Ltd.	459	19,049
†NuVasive, Inc.	2,785	115,828
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares	344	0
†Omnicell, Inc.	1,495	110,137
†OraSure Technologies, Inc.	3,929	19,684
†Orthofix Medical, Inc.	1,905	34,404
†OrthoPediatrics Corp.	500	21,925
†Penumbra, Inc.	250	86,015
ResMed, Inc.	2,836	619,666
†Retractable Technologies, Inc.	2,669	3,069
†Semler Scientific, Inc.	194	5,091
†Shockwave Medical, Inc.	241	68,784
†SI-BONE, Inc.	200	5,396
†Sight Sciences, Inc.	2,357	19,516
†STAAR Surgical Co.	327	17,190
STERIS PLC	2,626	590,797
Stryker Corp.	2,779	847,845
†Surmodics, Inc.	576	18,035
†Tactile Systems Technology, Inc.	2,636	65,715
†Tandem Diabetes Care, Inc.	2,205	54,111
Teleflex, Inc.	1,116	270,105
†UFP Technologies, Inc.	419	81,223
Utah Medical Products, Inc.	304	28,333
†Varex Imaging Corp.	2,809	66,208

LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ViewRay, Inc.	7,136	$ 2,513
Zimmer Biomet Holdings, Inc.	4,704	684,902
†Zimvie, Inc.	470	5,278
		16,498,460
Health Care Providers & Services–2.62%
†Acadia Healthcare Co., Inc.	5,810	462,708
†Accolade, Inc.	3,200	43,104
†Addus HomeCare Corp.	1,037	96,130
†Agiliti, Inc.	4,584	75,636
†Agilon Health, Inc.	5,592	96,965
†Amedisys, Inc.	1,959	179,131
AmerisourceBergen Corp.	4,757	915,390
†AMN Healthcare Services, Inc.	2,817	307,391
†Apollo Medical Holdings, Inc.	3,028	95,685
†Brookdale Senior Living, Inc.	14,577	61,515
Cardinal Health, Inc.	6,257	591,725
†Castle Biosciences, Inc.	800	10,976
†Centene Corp.	9,041	609,815
Chemed Corp.	857	464,211
Cigna Group	5,864	1,645,438
†Community Health Systems, Inc.	5,888	25,907
†CorVel Corp.	1,034	200,079
†Cross Country Healthcare, Inc.	2,183	61,299
CVS Health Corp.	25,540	1,765,580
†DaVita, Inc.	6,324	635,372
Elevance Health, Inc.	3,806	1,690,968
Encompass Health Corp.	7,712	522,180
†Enhabit, Inc.	3,856	44,344
Ensign Group, Inc.	4,198	400,741
†Enzo Biochem, Inc.	4,475	8,234
†Fulgent Genetics, Inc.	770	28,513
HCA Healthcare, Inc.	1,658	503,170
†HealthEquity, Inc.	3,352	211,645
†Henry Schein, Inc.	4,163	337,619
†Hims & Hers Health, Inc.	3,832	36,021
Humana, Inc.	1,710	764,592
†InfuSystem Holdings, Inc.	1,714	16,506
†Joint Corp.	300	4,050
Laboratory Corp. of America Holdings	3,037	732,919
McKesson Corp.	846	361,504
†ModivCare, Inc.	1,393	62,978
†Molina Healthcare, Inc.	1,865	561,813
National HealthCare Corp.	1,163	71,897
National Research Corp.	1,656	72,053
†NeoGenomics, Inc.	5,840	93,849
†OPKO Health, Inc.	44,007	95,495
†Option Care Health, Inc.	6,588	214,044
†Owens & Minor, Inc.	4,089	77,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Patterson Cos., Inc.	6,463	$ 214,959
†Pediatrix Medical Group, Inc.	5,330	75,739
†Pennant Group, Inc.	1,314	16,136
†PetIQ, Inc.	1,642	24,909
Premier, Inc. Class A	5,444	150,581
†Progyny, Inc.	600	23,604
Quest Diagnostics, Inc.	3,742	525,976
†R1 RCM, Inc.	4,335	79,981
†RadNet, Inc.	3,391	110,614
Select Medical Holdings Corp.	9,557	304,486
†Surgery Partners, Inc.	4,969	223,555
†Tenet Healthcare Corp.	5,353	435,627
U.S. Physical Therapy, Inc.	363	44,065
UnitedHealth Group, Inc.	9,471	4,552,141
Universal Health Services, Inc. Class B	4,616	728,266
		22,767,686
Health Care Technology–0.16%
†American Well Corp. Class A	5,272	11,071
†Certara, Inc.	5,912	107,658
†Computer Programs & Systems, Inc.	313	7,728
†Definitive Healthcare Corp.	3,780	41,580
†Doximity, Inc. Class A	1,110	37,762
†Evolent Health, Inc. Class A	6,148	186,285
†Health Catalyst, Inc.	2,400	30,000
HealthStream, Inc.	2,713	66,631
†NextGen Healthcare, Inc.	4,127	66,940
†OptimizeRx Corp.	1,975	28,223
†Phreesia, Inc.	3,068	95,139
†Schrodinger, Inc.	1,902	94,948
Simulations Plus, Inc.	804	34,837
†Teladoc Health, Inc.	6,301	159,541
†Veeva Systems, Inc. Class A	1,418	280,381
†Veradigm, Inc.	9,307	117,268
		1,365,992
Hotels, Restaurants & Leisure–1.98%
†Airbnb, Inc. Class A	2,367	303,355
Aramark	9,872	424,990
†Biglari Holdings, Inc. Class A	136	30,575
†BJ's Restaurants, Inc.	1,840	58,512
Bloomin' Brands, Inc.	6,001	161,367
†Booking Holdings, Inc.	605	1,633,700
Boyd Gaming Corp.	3,072	213,105
†Brinker International, Inc.	1,880	68,808
†Caesars Entertainment, Inc.	5,132	261,578
†Carnival Corp.	16,011	301,487
†Carrols Restaurant Group, Inc.	3,714	18,719
Cheesecake Factory, Inc.	3,354	115,981

LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill, Inc.	303	$ 648,117
Choice Hotels International, Inc.	2,305	270,884
Churchill Downs, Inc.	2,362	328,719
†Chuy's Holdings, Inc.	1,208	49,311
Cracker Barrel Old Country Store, Inc.	1,519	141,540
Darden Restaurants, Inc.	4,987	833,228
†Dave & Buster's Entertainment, Inc.	3,232	144,018
†Denny's Corp.	3,911	48,183
Dine Brands Global, Inc.	552	32,033
Domino's Pizza, Inc.	843	284,083
†DoorDash, Inc. Class A	6,180	472,276
†DraftKings, Inc. Class A	6,049	160,722
El Pollo Loco Holdings, Inc.	3,403	29,844
†Everi Holdings, Inc.	1,700	24,582
†Expedia Group, Inc.	3,677	402,227
†Fiesta Restaurant Group, Inc.	1,638	13,006
†Hilton Grand Vacations, Inc.	4,987	226,609
Hilton Worldwide Holdings, Inc.	3,026	440,434
Hyatt Hotels Corp. Class A	1,426	163,391
International Game Technology PLC	3,976	126,795
Jack in the Box, Inc.	1,074	104,747
Krispy Kreme, Inc.	3,182	46,871
†Kura Sushi USA, Inc. Class A	610	56,699
†Las Vegas Sands Corp.	1,686	97,788
†Life Time Group Holdings, Inc.	1,688	33,203
†Light & Wonder, Inc. Class A	3,487	239,766
Marriott International, Inc. Class A	5,315	976,312
Marriott Vacations Worldwide Corp.	2,191	268,879
McDonald's Corp.	4,663	1,391,486
MGM Resorts International	9,858	432,963
Nathan's Famous, Inc.	298	23,405
†Noodles & Co.	3,644	12,317
†Norwegian Cruise Line Holdings Ltd.	9,439	205,487
†ONE Group Hospitality, Inc.	1,626	11,902
Papa John's International, Inc.	1,423	105,060
†Penn Entertainment, Inc.	3,322	79,828
†Planet Fitness, Inc. Class A	2,912	196,385
†Playa Hotels & Resorts NV	8,515	69,312
†PlayAGS, Inc.	1,440	8,136
†Potbelly Corp.	1,460	12,819
†Red Robin Gourmet Burgers, Inc.	1,284	17,758
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. Class A	3,306	$ 154,655
†Royal Caribbean Cruises Ltd.	6,475	671,716
†SeaWorld Entertainment, Inc.	4,329	242,467
†Shake Shack, Inc. Class A	835	64,896
†Six Flags Entertainment Corp.	3,068	79,707
Starbucks Corp.	7,152	708,477
Texas Roadhouse, Inc.	3,420	383,998
Travel & Leisure Co.	3,985	160,755
Vail Resorts, Inc.	1,881	473,560
Wendy's Co.	13,624	296,322
Wingstop, Inc.	1,345	269,215
Wyndham Hotels & Resorts, Inc.	4,003	274,486
Wynn Resorts Ltd.	1,444	152,501
Yum! Brands, Inc.	3,499	484,786
		17,240,843
Household Durables–1.24%
Bassett Furniture Industries, Inc.	722	10,859
†Beazer Homes USA, Inc.	2,298	65,010
†Cavco Industries, Inc.	542	159,890
Century Communities, Inc.	2,517	192,853
DR Horton, Inc.	8,458	1,029,254
Ethan Allen Interiors, Inc.	1,750	49,490
Flexsteel Industries, Inc.	419	8,259
Garmin Ltd.	5,124	534,382
†GoPro, Inc. Class A	2,100	8,694
†Green Brick Partners, Inc.	3,200	181,760
Hamilton Beach Brands Holding Co. Class A	652	6,298
†Helen of Troy Ltd.	1,664	179,745
Hooker Furnishings Corp.	831	15,506
†Hovnanian Enterprises, Inc. Class A	551	54,665
Installed Building Products, Inc.	1,646	230,703
†iRobot Corp.	1,792	81,088
KB Home	5,148	266,203
La-Z-Boy, Inc.	3,008	86,149
†Legacy Housing Corp.	594	13,775
Leggett & Platt, Inc.	7,210	213,560
Lennar Corp. Class A	10,251	1,277,611
†LGI Homes, Inc.	1,679	226,480
Lifetime Brands, Inc.	785	4,435
†Lovesac Co.	603	16,251
†M/I Homes, Inc.	1,091	95,124
MDC Holdings, Inc.	4,503	210,605
Meritage Homes Corp.	2,325	330,778
†Mohawk Industries, Inc.	1,648	170,008
Newell Brands, Inc.	22,715	197,621

LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†NVR, Inc.	121	$ 768,425
PulteGroup, Inc.	14,094	1,094,822
Purple Innovation, Inc.	800	2,224
†Skyline Champion Corp.	2,886	188,889
†Sonos, Inc.	2,987	48,778
†Taylor Morrison Home Corp.	9,255	451,366
Tempur Sealy International, Inc.	10,009	401,061
Toll Brothers, Inc.	6,351	502,174
†TopBuild Corp.	2,212	588,436
†Tri Pointe Homes, Inc.	8,843	290,581
†Universal Electronics, Inc.	867	8,341
†VOXX International Corp.	2,205	27,518
Whirlpool Corp.	3,142	467,498
		10,757,169
Household Products–1.13%
†Central Garden & Pet Co.	4,253	157,129
Church & Dwight Co., Inc.	6,202	621,626
Clorox Co.	3,633	577,792
Colgate-Palmolive Co.	6,041	465,399
Energizer Holdings, Inc.	3,912	131,365
Kimberly-Clark Corp.	4,712	650,539
Oil-Dri Corp. of America	282	16,635
Procter & Gamble Co.	44,843	6,804,477
Reynolds Consumer Products, Inc.	1,427	40,313
Spectrum Brands Holdings, Inc.	2,923	228,140
WD-40 Co.	775	146,204
		9,839,619
Independent Power and Renewable Electricity Producers–0.20%
AES Corp.	14,524	301,082
Atlantica Sustainable Infrastructure PLC	5,908	138,484
Brookfield Renewable Corp. Class A	5,993	188,899
Clearway Energy, Inc. Class A	5,540	155,093
Ormat Technologies, Inc.	2,822	227,058
†Sunnova Energy International, Inc.	5,997	109,805
Vistra Corp.	23,319	612,124
		1,732,545
Industrial Conglomerates–0.52%
3M Co.	13,826	1,383,844
General Electric Co.	8,723	958,222
Honeywell International, Inc.	10,374	2,152,605
		4,494,671
Insurance–2.98%
Aflac, Inc.	10,120	706,376
Allstate Corp.	7,501	817,909
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Ambac Financial Group, Inc.	2,234	$ 31,812
American Equity Investment Life Holding Co.	6,329	329,804
American Financial Group, Inc.	4,350	516,563
American International Group, Inc.	18,165	1,045,214
AMERISAFE, Inc.	1,468	78,274
Aon PLC Class A	1,662	573,722
†Arch Capital Group Ltd.	11,376	851,494
Argo Group International Holdings Ltd.	2,598	76,927
Arthur J Gallagher & Co.	2,541	557,927
Assurant, Inc.	3,006	377,914
Assured Guaranty Ltd.	5,886	328,439
Axis Capital Holdings Ltd.	5,346	287,775
†Brighthouse Financial, Inc.	5,959	282,159
Brown & Brown, Inc.	8,544	588,169
†BRP Group, Inc. Class A	2,221	55,036
Chubb Ltd.	5,362	1,032,507
Cincinnati Financial Corp.	4,103	399,304
CNA Financial Corp.	3,226	124,588
CNO Financial Group, Inc.	6,176	146,186
†Conifer Holdings, Inc.	5,315	9,354
Crawford & Co. Class A	3,914	38,962
Donegal Group, Inc. Class A	996	14,372
†eHealth, Inc.	1,543	12,406
Employers Holdings, Inc.	2,097	78,449
†Enstar Group Ltd.	1,075	262,558
Erie Indemnity Co. Class A	1,256	263,773
Everest Re Group Ltd.	1,450	495,697
F&G Annuities & Life, Inc.	1,138	28,200
Fidelity National Financial, Inc.	16,742	602,712
First American Financial Corp.	6,407	365,327
†Genworth Financial, Inc. Class A	22,919	114,595
Globe Life, Inc.	5,229	573,203
†Goosehead Insurance, Inc. Class A	189	11,886
†Greenlight Capital Re Ltd. Class A	1,907	20,090
†Hallmark Financial Services, Inc.	110	616
Hanover Insurance Group, Inc.	3,093	349,602
Hartford Financial Services Group, Inc.	13,650	983,073
HCI Group, Inc.	887	54,799
†Heritage Insurance Holdings, Inc.	4,237	16,312
Horace Mann Educators Corp.	2,359	69,968

LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Investors Title Co.	124	$ 18,104
James River Group Holdings Ltd.	1,705	31,133
Kemper Corp.	3,591	173,302
Kinsale Capital Group, Inc.	899	336,406
Loews Corp.	6,756	401,171
†Maiden Holdings Ltd.	5,521	11,594
†Markel Group, Inc.	350	484,113
Marsh & McLennan Cos., Inc.	8,252	1,552,036
Mercury General Corp.	3,824	115,753
MetLife, Inc.	8,084	456,989
National Western Life Group, Inc. Class A	298	123,837
†NI Holdings, Inc.	863	12,816
Old Republic International Corp.	18,644	469,270
†Oscar Health, Inc. Class A	5,717	46,079
†Palomar Holdings, Inc.	463	26,873
Primerica, Inc.	3,375	667,440
Principal Financial Group, Inc.	9,473	718,432
ProAssurance Corp.	3,203	48,333
Progressive Corp.	3,788	501,418
Prudential Financial, Inc.	13,600	1,199,792
Reinsurance Group of America, Inc.	2,470	342,564
RenaissanceRe Holdings Ltd.	2,289	426,944
RLI Corp.	2,487	339,401
Safety Insurance Group, Inc.	1,159	83,123
Selective Insurance Group, Inc.	3,458	331,795
†Selectquote, Inc.	567	1,106
†SiriusPoint Ltd.	7,714	69,657
Stewart Information Services Corp.	1,688	69,444
Tiptree, Inc.	1,600	24,016
Travelers Cos., Inc.	6,731	1,168,905
†Trupanion, Inc.	433	8,521
United Fire Group, Inc.	2,034	46,090
Universal Insurance Holdings, Inc.	3,924	60,547
Unum Group	9,940	474,138
W R Berkley Corp.	8,121	483,687
White Mountains Insurance Group Ltd.	204	283,338
Willis Towers Watson PLC	3,133	737,822
		25,920,042
Interactive Media & Services–3.06%
†Alphabet, Inc. Class A	50,331	6,024,621
†Alphabet, Inc. Class C	57,083	6,905,330
†Angi, Inc.	1,639	5,409
†Bumble, Inc. Class A	6,388	107,191
†Cargurus, Inc.	4,848	109,710
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cars.com, Inc.	4,551	$ 90,201
†DHI Group, Inc.	3,155	12,084
†EverQuote, Inc. Class A	500	3,250
†Match Group, Inc.	4,578	191,589
†Meta Platforms, Inc. Class A	41,834	12,005,521
†Pinterest, Inc. Class A	7,609	208,030
†QuinStreet, Inc.	3,300	29,139
Shutterstock, Inc.	2,288	111,357
†Snap, Inc. Class A	9,587	113,510
†TripAdvisor, Inc.	4,445	73,298
†TrueCar, Inc.	6,947	15,700
†Vimeo, Inc.	4,300	17,716
†Yelp, Inc.	3,429	124,850
†Zedge, Inc. Class B	591	1,324
†Ziff Davis, Inc.	3,482	243,949
†ZoomInfo Technologies, Inc.	7,341	186,388
		26,580,167
IT Services–1.27%
Accenture PLC Class A	11,756	3,627,666
†Akamai Technologies, Inc.	4,441	399,113
Amdocs Ltd.	4,342	429,207
†Brightcove, Inc.	3,520	14,115
†Cloudflare, Inc. Class A	488	31,901
Cognizant Technology Solutions Corp. Class A	10,584	690,923
†Computer Task Group, Inc.	1,153	8,774
†DigitalOcean Holdings, Inc.	1,949	78,233
†DXC Technology Co.	11,644	311,128
†Edgio, Inc.	3,333	2,246
†EPAM Systems, Inc.	977	219,581
†Fastly, Inc. Class A	5,634	88,848
†Gartner, Inc.	1,820	637,564
†Globant SA	1,074	193,019
†GoDaddy, Inc. Class A	3,455	259,574
†Grid Dynamics Holdings, Inc.	2,155	19,934
Hackett Group, Inc.	2,748	61,418
Information Services Group, Inc.	2,900	15,544
International Business Machines Corp.	20,201	2,703,096
†Kyndryl Holdings, Inc.	4,524	60,079
†MongoDB, Inc.	226	92,884
†Okta, Inc.	1,917	132,944
†Perficient, Inc.	1,815	151,244
PFSweb, Inc.	867	3,919
†Snowflake, Inc. Class A	525	92,389
†Squarespace, Inc. Class A	1,211	38,195
†Twilio, Inc. Class A	3,429	218,153
†Unisys Corp.	1,659	6,603
†VeriSign, Inc.	2,057	464,820
		11,053,114

LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.28%
Acushnet Holdings Corp.	4,495	$ 245,787
†American Outdoor Brands, Inc.	1,803	15,650
Brunswick Corp.	5,296	458,846
†Funko, Inc. Class A	1,250	13,525
Hasbro, Inc.	4,346	281,490
Johnson Outdoors, Inc. Class A	436	26,792
†Malibu Boats, Inc. Class A	1,584	92,918
Marine Products Corp.	2,133	35,962
†MasterCraft Boat Holdings, Inc.	1,000	30,650
†Mattel, Inc.	18,315	357,875
†Nautilus, Inc.	2,171	2,649
Polaris, Inc.	3,553	429,664
Smith & Wesson Brands, Inc.	2,575	33,578
†Topgolf Callaway Brands Corp.	7,331	145,520
†Vista Outdoor, Inc.	4,147	114,748
†YETI Holdings, Inc.	4,493	174,508
		2,460,162
Life Sciences Tools & Services–1.49%
†10X Genomics, Inc. Class A	1,470	82,085
†Adaptive Biotechnologies Corp.	4,172	27,994
Agilent Technologies, Inc.	7,221	868,325
†Alpha Teknova, Inc.	1,800	4,806
†Avantor, Inc.	13,009	267,205
†Azenta, Inc.	1,794	83,744
†BioLife Solutions, Inc.	3,897	86,124
†Bio-Rad Laboratories, Inc. Class A	670	254,010
Bio-Techne Corp.	2,920	238,360
Bruker Corp.	7,489	553,587
†Champions Oncology, Inc.	196	1,233
†Charles River Laboratories International, Inc.	2,531	532,143
†CryoPort, Inc.	2,671	46,075
Danaher Corp.	9,686	2,324,640
†Harvard Bioscience, Inc.	3,169	17,398
†Illumina, Inc.	1,496	280,485
†IQVIA Holdings, Inc.	7,248	1,629,133
†Maravai LifeSciences Holdings, Inc. Class A	3,621	45,009
†Medpace Holdings, Inc.	1,557	373,945
Mesa Laboratories, Inc.	221	28,398
†Mettler-Toledo International, Inc.	503	659,755
†Nautilus Biotechnology, Inc.	5,121	19,818
†OmniAb, Inc.	4,454	22,404
†Pacific Biosciences of California, Inc.	7,405	98,486
†Quanterix Corp.	1,218	27,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen Corp.	1,127	$ 159,425
Revvity, Inc.	3,902	463,519
†Seer, Inc.	2,828	12,075
†Sotera Health Co.	12,699	239,249
†Syneos Health, Inc.	4,646	195,782
Thermo Fisher Scientific, Inc.	4,351	2,270,134
†Waters Corp.	1,354	360,895
West Pharmaceutical Services, Inc.	1,740	665,498
		12,939,205
Machinery–3.23%
†3D Systems Corp.	6,912	68,636
AGCO Corp.	4,680	615,046
Alamo Group, Inc.	671	123,404
Albany International Corp. Class A	2,141	199,712
Allison Transmission Holdings, Inc.	7,945	448,575
Astec Industries, Inc.	1,462	66,433
Barnes Group, Inc.	3,140	132,477
†Blue Bird Corp.	812	18,254
Caterpillar, Inc.	9,808	2,413,258
†Chart Industries, Inc.	2,068	330,446
Chicago Rivet & Machine Co.	189	4,860
†CIRCOR International, Inc.	1,341	75,699
Columbus McKinnon Corp.	1,631	66,300
†Commercial Vehicle Group, Inc.	4,182	46,420
Crane Co.	4,090	364,501
Crane NXT Co.	4,090	230,840
Cummins, Inc.	4,569	1,120,136
Deere & Co.	6,761	2,739,490
Donaldson Co., Inc.	8,393	524,646
Douglas Dynamics, Inc.	1,386	41,414
Dover Corp.	4,566	674,170
Eastern Co.	515	9,316
†Energy Recovery, Inc.	2,984	83,403
Enerpac Tool Group Corp.	2,890	78,030
EnPro Industries, Inc.	2,155	287,757
Esab Corp.	2,239	148,983
ESCO Technologies, Inc.	1,491	154,512
Federal Signal Corp.	4,085	261,563
Flowserve Corp.	6,513	241,958
Fortive Corp.	6,827	510,455
Franklin Electric Co., Inc.	2,494	256,633
†Gates Industrial Corp. PLC	3,772	50,847
†Gencor Industries, Inc.	1,204	18,758
Gorman-Rupp Co.	2,146	61,869
Graco, Inc.	5,509	475,702
†Graham Corp.	501	6,653
Greenbrier Cos., Inc.	1,954	84,217
Helios Technologies, Inc.	2,751	181,814

LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hillenbrand, Inc.	5,042	$ 258,554
Hurco Cos., Inc.	300	6,495
Hyster-Yale Materials Handling, Inc.	834	46,571
IDEX Corp.	1,637	352,381
Illinois Tool Works, Inc.	5,942	1,486,451
Ingersoll Rand, Inc.	9,821	641,901
ITT, Inc.	4,999	465,957
John Bean Technologies Corp.	1,844	223,677
Kadant, Inc.	745	165,464
Kennametal, Inc.	5,039	143,057
†L B Foster Co. Class A	762	10,881
Lincoln Electric Holdings, Inc.	3,879	770,486
Lindsay Corp.	475	56,686
†LS Starrett Co. Class A	1,600	16,720
Luxfer Holdings PLC	1,289	18,342
†Manitowoc Co., Inc.	3,195	60,162
†Mayville Engineering Co., Inc.	557	6,940
†Middleby Corp.	3,112	460,047
Miller Industries, Inc.	637	22,594
Mueller Industries, Inc.	4,258	371,638
Mueller Water Products, Inc. Class A	10,288	166,974
†NN, Inc.	5,648	13,499
Nordson Corp.	1,475	366,065
Omega Flex, Inc.	460	47,739
Oshkosh Corp.	3,866	334,757
Otis Worldwide Corp.	7,899	703,090
PACCAR, Inc.	10,993	919,564
Parker-Hannifin Corp.	2,663	1,038,676
Park-Ohio Holdings Corp.	1,241	23,579
Pentair PLC	9,500	613,700
†Proterra, Inc.	12,683	15,220
†Proto Labs, Inc.	1,067	37,302
†RBC Bearings, Inc.	700	152,229
REV Group, Inc.	4,472	59,299
Shyft Group, Inc.	2,371	52,304
Snap-on, Inc.	1,875	540,356
†SPX Technologies, Inc.	3,324	282,440
Standex International Corp.	630	89,126
Stanley Black & Decker, Inc.	4,384	410,825
†Symbotic, Inc.	1,349	57,751
Tennant Co.	1,373	111,364
Terex Corp.	3,393	203,003
Timken Co.	4,369	399,895
†Titan International, Inc.	6,689	76,790
Toro Co.	6,493	660,013
Trinity Industries, Inc.	6,963	179,019
†Twin Disc, Inc.	600	6,756
Wabash National Corp.	2,605	66,792
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Watts Water Technologies, Inc. Class A	1,597	$ 293,417
Westinghouse Air Brake Technologies Corp.	4,846	531,461
Xylem, Inc.	7,459	840,033
		28,095,229
Marine Transportation–0.08%
Costamare, Inc.	6,357	61,472
Eagle Bulk Shipping, Inc.	539	25,893
Eneti, Inc.	533	6,455
Genco Shipping & Trading Ltd.	2,086	29,267
†Kirby Corp.	4,034	310,416
Matson, Inc.	2,879	223,785
Pangaea Logistics Solutions Ltd.	3,860	26,132
		683,420
Media–1.25%
†Altice USA, Inc. Class A	10,271	31,018
†AMC Networks, Inc. Class A	1,659	19,825
†Boston Omaha Corp. Class A	1,027	19,328
Cable One, Inc.	358	235,235
†Charter Communications, Inc. Class A	2,320	852,298
Comcast Corp. Class A	82,939	3,446,115
†comScore, Inc.	4,616	3,739
†Cumulus Media, Inc. Class A	500	2,050
†Daily Journal Corp.	100	28,928
DallasNews Corp.	1,322	5,143
†DISH Network Corp. Class A	12,184	80,293
†Emerald Holding, Inc.	3,197	13,108
Entravision Communications Corp. Class A	4,034	17,709
†EW Scripps Co. Class A	5,690	52,063
†Fluent, Inc.	1,021	640
Fox Corp. Class A	22,858	757,125
†Gannett Co., Inc.	11,594	26,086
Gray Television, Inc.	5,362	42,253
†iHeartMedia, Inc. Class A	3,260	11,866
†Integral Ad Science Holding Corp.	8,409	151,194
Interpublic Group of Cos., Inc.	18,464	712,341
John Wiley & Sons, Inc. Class A	2,592	88,206
†Liberty Broadband Corp. Class A	4,690	375,447
†Liberty Media Corp.-Liberty SiriusXM Class A	8,345	273,349
†Magnite, Inc.	2,900	39,585
†Marchex, Inc. Class B	5,340	11,321
New York Times Co. Class A	6,656	262,113

LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
News Corp. Class A	22,563	$ 441,632
Nexstar Media Group, Inc. Class A	3,557	592,418
Omnicom Group, Inc.	10,843	1,031,711
Paramount Global Class A	24,606	392,541
†PubMatic, Inc. Class A	1,163	21,260
†Quotient Technology, Inc.	5,042	19,361
Saga Communications, Inc. Class A	635	13,564
Scholastic Corp.	2,318	90,147
Sinclair, Inc.	911	12,590
Sirius XM Holdings, Inc.	31,709	143,642
†TechTarget, Inc.	959	29,854
TEGNA, Inc.	15,413	250,307
†Thryv Holdings, Inc.	1,751	43,075
†Trade Desk, Inc. Class A	1,794	138,533
†Urban One, Inc.	3,828	22,968
†WideOpenWest, Inc.	3,597	30,359
		10,832,340
Metals & Mining–1.21%
Alcoa Corp.	11,273	382,493
Alpha Metallurgical Resources, Inc.	805	132,310
†Ampco-Pittsburgh Corp.	782	2,487
†Arconic Corp.	4,843	143,256
†ATI, Inc.	8,662	383,120
Caledonia Mining Corp. PLC	1,249	14,513
Carpenter Technology Corp.	2,617	146,892
†Century Aluminum Co.	6,328	55,180
†Cleveland-Cliffs, Inc.	27,413	459,442
†Coeur Mining, Inc.	22,731	64,556
Commercial Metals Co.	7,882	415,066
Compass Minerals International, Inc.	2,029	68,986
†Dakota Gold Corp.	2,786	8,135
†Ferroglobe PLC	9,406	44,867
Fortitude Gold Corp.	1,049	6,588
Freeport-McMoRan, Inc.	28,737	1,149,480
Friedman Industries, Inc.	5	63
Gold Resource Corp.	3,674	2,315
Haynes International, Inc.	2,063	104,842
Hecla Mining Co.	36,267	186,775
†Idaho Strategic Resources, Inc.	1,820	9,719
Kaiser Aluminum Corp.	589	42,196
Materion Corp.	1,479	168,902
†MP Materials Corp.	4,309	98,590
Newmont Corp.	19,669	839,079
Nexa Resources SA	4,710	22,891
Nucor Corp.	11,322	1,856,581
Olympic Steel, Inc.	623	30,527
Reliance Steel & Aluminum Co.	3,408	925,579
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Royal Gold, Inc.	1,959	$ 224,854
Ryerson Holding Corp.	2,843	123,329
Schnitzer Steel Industries, Inc. Class A	1,911	57,311
Southern Copper Corp.	3,374	242,051
Steel Dynamics, Inc.	11,403	1,242,129
SunCoke Energy, Inc.	6,128	48,227
†TimkenSteel Corp.	6,202	133,777
Tredegar Corp.	3,415	22,778
U.S. Steel Corp.	12,149	303,846
†Universal Stainless & Alloy Products, Inc.	352	4,931
Warrior Met Coal, Inc.	3,207	124,913
Worthington Industries, Inc.	3,712	257,873
		10,551,449
Multi-Utilities–0.45%
Ameren Corp.	4,745	387,524
Avista Corp.	2,686	105,479
Black Hills Corp.	2,357	142,033
CenterPoint Energy, Inc.	13,408	390,843
CMS Energy Corp.	5,779	339,516
Consolidated Edison, Inc.	5,469	494,398
Dominion Energy, Inc.	5,531	286,450
DTE Energy Co.	3,725	409,825
NiSource, Inc.	8,491	232,229
NorthWestern Corp.	1,697	96,322
Public Service Enterprise Group, Inc.	5,861	366,957
Sempra Energy	1,964	285,939
Unitil Corp.	1,166	59,128
WEC Energy Group, Inc.	3,452	304,604
		3,901,247
Oil, Gas & Consumable Fuels–5.51%
Adams Resources & Energy, Inc.	441	15,501
†Amplify Energy Corp.	3,085	20,885
Antero Midstream Corp.	24,985	289,826
†Antero Resources Corp.	13,414	308,924
APA Corp.	11,880	405,940
Arch Resources, Inc.	1,270	143,205
Ardmore Shipping Corp.	2,791	34,469
†Battalion Oil Corp.	29	166
†Baytex Energy Corp.	8,164	26,615
Berry Corp.	3,410	23,461
California Resources Corp.	4,309	195,155
†Callon Petroleum Co.	3,716	130,320
†Centrus Energy Corp. Class A	700	22,792
Cheniere Energy, Inc.	4,741	722,339
Chesapeake Energy Corp.	8,494	710,778
Chevron Corp.	34,402	5,413,155
Chord Energy Corp.	1,551	238,544
Civitas Resources, Inc.	3,073	213,174

LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Clean Energy Fuels Corp.	20,933	$ 103,828
†CNX Resources Corp.	15,674	277,743
Comstock Resources, Inc.	11,629	134,896
ConocoPhillips	27,972	2,898,179
CONSOL Energy, Inc.	2,615	177,323
Coterra Energy, Inc.	46,064	1,165,419
CVR Energy, Inc.	6,732	201,691
Delek U.S. Holdings, Inc.	4,667	111,775
†Denbury, Inc.	3,207	276,636
Devon Energy Corp.	27,046	1,307,404
DHT Holdings, Inc.	8,597	73,332
Diamondback Energy, Inc.	7,713	1,013,180
Dorian LPG Ltd.	2,455	62,971
DT Midstream, Inc.	5,805	287,754
†EnLink Midstream LLC	29,673	314,534
EOG Resources, Inc.	11,873	1,358,746
Epsilon Energy Ltd.	2,128	11,364
EQT Corp.	13,715	564,098
Equitrans Midstream Corp.	22,129	211,553
Evolution Petroleum Corp.	2,220	17,915
Exxon Mobil Corp.	96,277	10,325,708
†Green Plains, Inc.	3,877	124,994
†Gulfport Energy Corp.	473	49,698
†Hallador Energy Co.	3,632	31,126
Hess Corp.	8,948	1,216,481
HF Sinclair Corp.	10,776	480,717
International Seaways, Inc.	2,758	105,466
Kinder Morgan, Inc.	41,331	711,720
†Kosmos Energy Ltd.	26,917	161,233
Magnolia Oil & Gas Corp. Class A	9,382	196,084
Marathon Oil Corp.	37,116	854,410
Marathon Petroleum Corp.	17,066	1,989,896
Matador Resources Co.	6,684	349,707
Murphy Oil Corp.	10,368	397,094
NACCO Industries, Inc. Class A	326	11,299
New Fortress Energy, Inc.	2,140	57,309
Nordic American Tankers Ltd.	14,832	54,433
Northern Oil & Gas, Inc.	1,139	39,090
Occidental Petroleum Corp.	26,036	1,530,917
ONEOK, Inc.	15,976	986,039
†Overseas Shipholding Group, Inc. Class A	5,002	20,858
Ovintiv, Inc.	13,095	498,527
†Par Pacific Holdings, Inc.	3,626	96,488
PBF Energy, Inc. Class A	7,775	318,309
PDC Energy, Inc.	6,279	446,688
Peabody Energy Corp.	9,294	201,308
Permian Resources Corp.	17,052	186,890
Phillips 66	7,915	754,933
PHX Minerals, Inc.	655	2,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	5,179	$ 1,072,985
†PrimeEnergy Resources Corp.	202	18,590
Range Resources Corp.	17,978	528,553
†REX American Resources Corp.	1,620	56,392
SandRidge Energy, Inc.	3,035	46,284
Scorpio Tankers, Inc.	5,026	237,378
SFL Corp. Ltd.	10,126	94,476
Sitio Royalties Corp. Class A	1,683	44,212
SM Energy Co.	11,376	359,823
†Southwestern Energy Co.	61,772	371,250
†Talos Energy, Inc.	4,058	56,284
Targa Resources Corp.	9,029	687,107
†Teekay Corp.	3,211	19,394
Teekay Tankers Ltd. Class A	2,248	85,941
Texas Pacific Land Corp.	263	346,239
Valero Energy Corp.	10,662	1,250,653
†Vital Energy, Inc.	929	41,944
Vitesse Energy, Inc.	1,422	31,853
†W&T Offshore, Inc.	4,101	15,871
Williams Cos., Inc.	22,329	728,595
World Kinect Corp.	6,061	125,341
		47,904,221
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	1,500	46,980
Glatfelter Corp.	3,242	9,791
Louisiana-Pacific Corp.	7,699	577,271
Mercer International, Inc.	4,679	37,760
Sylvamo Corp.	1,590	64,315
		736,117
Passenger Airlines–0.43%
†Alaska Air Group, Inc.	6,350	337,693
†Allegiant Travel Co.	1,306	164,922
†American Airlines Group, Inc.	14,699	263,700
Copa Holdings SA Class A	1,782	197,054
†Delta Air Lines, Inc.	24,758	1,176,995
†Frontier Group Holdings, Inc.	2,518	24,349
†Hawaiian Holdings, Inc.	3,086	33,236
†JetBlue Airways Corp.	22,742	201,494
†Mesa Air Group, Inc.	2,354	6,003
†SkyWest, Inc.	3,119	127,006
Southwest Airlines Co.	12,115	438,684
Spirit Airlines, Inc.	5,476	93,968
†United Airlines Holdings, Inc.	12,582	690,374
		3,755,478
Personal Care Products–0.22%
†BellRing Brands, Inc.	6,545	239,547

LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Coty, Inc. Class A	28,705	$ 352,785
Edgewell Personal Care Co.	3,074	126,987
†elf Beauty, Inc.	1,640	187,337
Estee Lauder Cos., Inc. Class A	2,064	405,328
†Herbalife Ltd.	4,218	55,846
†Honest Co., Inc.	11,559	19,419
Inter Parfums, Inc.	1,441	194,866
Lifevantage Corp.	2,676	11,641
Medifast, Inc.	636	58,614
Natural Health Trends Corp.	462	2,532
†Nature's Sunshine Products, Inc.	909	12,408
Nu Skin Enterprises, Inc. Class A	3,625	120,350
†Thorne HealthTech, Inc.	3,386	15,914
†USANA Health Sciences, Inc.	1,458	91,912
		1,895,486
Pharmaceuticals–3.61%
†Amneal Pharmaceuticals, Inc.	8,114	25,153
†Amphastar Pharmaceuticals, Inc.	3,846	221,030
†ANI Pharmaceuticals, Inc.	935	50,331
†Athira Pharma, Inc.	4,848	14,302
Bristol-Myers Squibb Co.	43,919	2,808,620
†Cara Therapeutics, Inc.	1,547	4,378
†Catalent, Inc.	4,237	183,716
†Collegium Pharmaceutical, Inc.	1,508	32,407
†Corcept Therapeutics, Inc.	4,605	102,461
†Cymabay Therapeutics, Inc.	5,352	58,604
†Elanco Animal Health, Inc.	18,347	184,571
Eli Lilly & Co.	15,847	7,431,926
†Fulcrum Therapeutics, Inc.	3,143	10,372
†Harmony Biosciences Holdings, Inc.	2,848	100,221
†Harrow Health, Inc.	2,646	50,380
†Innoviva, Inc.	8,244	104,946
†Intra-Cellular Therapies, Inc.	2,167	137,214
†Jazz Pharmaceuticals PLC	3,266	404,886
Johnson & Johnson	40,136	6,643,311
†Ligand Pharmaceuticals, Inc.	909	65,539
Merck & Co., Inc.	53,420	6,164,134
†Nektar Therapeutics	5,848	3,364
†NGM Biopharmaceuticals, Inc.	1,200	3,108
†Ocuphire Pharma, Inc.	3,932	17,065
Organon & Co.	7,098	147,709
†Pacira BioSciences, Inc.	1,648	66,035
Perrigo Co. PLC	7,593	257,782
Pfizer, Inc.	118,890	4,360,885
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	1,490	$ 20,413
†Pliant Therapeutics, Inc.	1,554	28,159
†Prestige Consumer Healthcare, Inc.	3,449	204,974
†Scilex Holding Co.	1,396	7,776
†scPharmaceuticals, Inc.	2,003	20,411
SIGA Technologies, Inc.	4,189	21,154
†Supernus Pharmaceuticals, Inc.	4,014	120,661
†Taro Pharmaceutical Industries Ltd.	2,002	75,936
†Tarsus Pharmaceuticals, Inc.	625	11,294
†Ventyx Biosciences, Inc.	1,006	32,997
Viatris, Inc.	29,225	291,666
Zoetis, Inc.	5,101	878,443
		31,368,334
Professional Services–1.73%
†Alight, Inc. Class A	4,046	37,385
†ASGN, Inc.	3,282	248,218
†Asure Software, Inc.	1,711	20,806
Automatic Data Processing, Inc.	7,901	1,736,561
Barrett Business Services, Inc.	764	66,621
BGSF, Inc.	458	4,365
Booz Allen Hamilton Holding Corp.	5,350	597,060
Broadridge Financial Solutions, Inc.	3,831	634,528
†CACI International, Inc. Class A	1,381	470,700
†CBIZ, Inc.	2,928	156,004
†Ceridian HCM Holding, Inc.	2,899	194,146
†Clarivate PLC	10,298	98,140
Concentrix Corp.	3,531	285,128
†Conduent, Inc.	11,528	39,195
CRA International, Inc.	465	47,430
CSG Systems International, Inc.	1,963	103,529
†DLH Holdings Corp.	697	7,144
Dun & Bradstreet Holdings, Inc.	18,237	211,002
Equifax, Inc.	3,183	748,960
†ExlService Holdings, Inc.	1,421	214,656
Exponent, Inc.	2,689	250,937
†First Advantage Corp.	6,442	99,271
†Forrester Research, Inc.	1,302	37,875
†Franklin Covey Co.	769	33,590
†FTI Consulting, Inc.	2,021	384,394
Genpact Ltd.	10,041	377,240
Heidrick & Struggles International, Inc.	1,738	46,005

LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
HireQuest, Inc.	768	$ 19,991
†Huron Consulting Group, Inc.	1,526	129,573
†IBEX Holdings Ltd.	574	12,186
ICF International, Inc.	989	123,022
Insperity, Inc.	1,739	206,871
Jacobs Solutions, Inc.	2,662	316,485
KBR, Inc.	6,768	440,326
Kelly Services, Inc. Class A	2,914	51,316
Kforce, Inc.	1,861	116,610
Korn Ferry	3,509	173,836
Leidos Holdings, Inc.	4,371	386,746
ManpowerGroup, Inc.	3,592	285,205
Maximus, Inc.	4,397	371,590
†Mistras Group, Inc.	2,371	18,304
†NV5 Global, Inc.	614	68,013
Paychex, Inc.	7,065	790,362
Paycom Software, Inc.	1,219	391,592
†Paycor HCM, Inc.	879	20,806
†Paylocity Holding Corp.	950	175,303
†RCM Technologies, Inc.	1,000	18,400
Resources Connection, Inc.	3,042	47,790
Robert Half International, Inc.	8,363	629,065
Science Applications International Corp.	4,049	455,431
SS&C Technologies Holdings, Inc.	6,801	412,141
†StarTek, Inc.	4,760	13,899
†Sterling Check Corp.	3,447	42,260
TransUnion	4,978	389,927
†TriNet Group, Inc.	4,695	445,884
†TrueBlue, Inc.	2,836	50,226
TTEC Holdings, Inc.	3,257	110,217
Verisk Analytics, Inc.	4,606	1,041,094
†Verra Mobility Corp.	6,040	119,109
†Willdan Group, Inc.	746	14,293
		15,038,763
Real Estate Management & Development–0.36%
†Anywhere Real Estate, Inc.	7,238	48,350
†CBRE Group, Inc. Class A	9,024	728,327
†CKX Lands, Inc.	100	999
†Compass, Inc. Class A	9,570	33,495
†CoStar Group, Inc.	4,230	376,470
†Cushman & Wakefield PLC	5,962	48,769
Douglas Elliman, Inc.	3,735	8,291
eXp World Holdings, Inc.	1,193	24,194
†Five Point Holdings LLC Class A	1,459	4,216
†Forestar Group, Inc.	2,282	51,459
†FRP Holdings, Inc.	1,191	68,566
†Howard Hughes Corp.	2,366	186,725
†Jones Lang LaSalle, Inc.	2,637	410,845
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	9,523	$ 155,510
Marcus & Millichap, Inc.	2,435	76,727
†Maui Land & Pineapple Co., Inc.	1,011	14,397
Newmark Group, Inc. Class A	11,223	69,807
†Opendoor Technologies, Inc.	23,791	95,640
†Rafael Holdings, Inc. Class B	887	1,854
RE/MAX Holdings, Inc. Class A	1,472	28,351
RMR Group, Inc. Class A	1,499	34,732
St. Joe Co.	4,108	198,581
Stratus Properties, Inc.	394	10,342
†Tejon Ranch Co.	3,049	52,473
†Zillow Group, Inc. Class A	7,172	358,794
		3,087,914
Semiconductors & Semiconductor Equipment–5.10%
†Advanced Micro Devices, Inc.	17,147	1,953,215
†Allegro MicroSystems, Inc.	1,948	87,933
†Alpha & Omega Semiconductor Ltd.	978	32,078
†Ambarella, Inc.	1,741	145,669
Amkor Technology, Inc.	22,758	677,050
†Amtech Systems, Inc.	1,163	11,118
Analog Devices, Inc.	5,085	990,609
Applied Materials, Inc.	18,003	2,602,154
†Axcelis Technologies, Inc.	2,339	428,809
†AXT, Inc.	1,172	4,032
Broadcom, Inc.	8,057	6,988,884
†CEVA, Inc.	1,018	26,010
†Cirrus Logic, Inc.	4,655	377,102
†Cohu, Inc.	3,624	150,613
†Diodes, Inc.	2,424	224,196
†Enphase Energy, Inc.	2,236	374,485
Entegris, Inc.	4,330	479,851
†First Solar, Inc.	3,631	690,217
†FormFactor, Inc.	4,562	156,112
†GSI Technology, Inc.	1,975	10,922
†Ichor Holdings Ltd.	1,913	71,737
Intel Corp.	71,216	2,381,463
†inTEST Corp.	1,085	28,492
KLA Corp.	3,248	1,575,345
Kulicke & Soffa Industries, Inc.	3,275	194,699
Lam Research Corp.	3,251	2,089,938
†Lattice Semiconductor Corp.	3,059	293,878
†MACOM Technology Solutions Holdings, Inc.	2,251	147,508
†Magnachip Semiconductor Corp.	1,402	15,674
Marvell Technology, Inc.	12,575	751,733
†MaxLinear, Inc.	3,221	101,655
Microchip Technology, Inc.	15,442	1,383,449

LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	21,433	$ 1,352,637
MKS Instruments, Inc.	1,023	110,586
Monolithic Power Systems, Inc.	551	297,667
NVE Corp.	375	36,540
NVIDIA Corp.	9,068	3,835,945
NXP Semiconductors NV	4,625	946,645
†ON Semiconductor Corp.	16,695	1,579,013
†Onto Innovation, Inc.	3,137	365,366
†PDF Solutions, Inc.	2,280	102,828
†Photronics, Inc.	4,937	127,325
Power Integrations, Inc.	2,937	278,046
†Qorvo, Inc.	4,976	507,701
QUALCOMM, Inc.	21,738	2,587,692
†Rambus, Inc.	6,528	418,902
†Semtech Corp.	2,840	72,306
†Silicon Laboratories, Inc.	1,942	306,331
†SiTime Corp.	694	81,871
Skyworks Solutions, Inc.	6,210	687,385
†SMART Global Holdings, Inc.	2,460	71,365
†SolarEdge Technologies, Inc.	763	205,285
†Synaptics, Inc.	2,171	185,360
Teradyne, Inc.	5,398	600,959
Texas Instruments, Inc.	19,692	3,544,954
†Ultra Clean Holdings, Inc.	2,522	96,996
Universal Display Corp.	1,230	177,280
†Veeco Instruments, Inc.	2,578	66,203
†Wolfspeed, Inc.	3,268	181,668
		44,271,486
Software–7.23%
A10 Networks, Inc.	2,287	33,367
†ACI Worldwide, Inc.	6,433	149,053
Adeia, Inc.	7,533	82,938
†Adobe, Inc.	7,296	3,567,671
†Agilysys, Inc.	934	64,110
†Alarm.com Holdings, Inc.	2,172	112,249
†Altair Engineering, Inc. Class A	800	60,672
American Software, Inc. Class A	1,038	10,909
†Amplitude, Inc. Class A	3,306	36,366
†ANSYS, Inc.	1,313	433,645
†Appfolio, Inc. Class A	301	51,814
†AppLovin Corp. Class A	7,569	194,750
†Aspen Technology, Inc.	1,511	253,259
†Atlassian Corp. Class A	596	100,015
†Autodesk, Inc.	3,161	646,772
Bentley Systems, Inc. Class B	2,883	156,345
†Bills Holdings, Inc.	1,820	212,667
†Black Knight, Inc.	3,616	215,984
†Blackbaud, Inc.	2,281	162,362
†Box, Inc. Class A	5,884	172,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	1,601	$ 375,467
†CCC Intelligent Solutions Holdings, Inc.	6,674	74,816
†Cerence, Inc.	2,409	70,415
†Cognyte Software Ltd.	3,097	18,861
†CommVault Systems, Inc.	889	64,559
†Confluent, Inc. Class A	2,167	76,517
†Consensus Cloud Solutions, Inc.	1,160	35,960
†CoreCard Corp.	954	24,193
†Crowdstrike Holdings, Inc. Class A	518	76,079
†Datadog, Inc. Class A	238	23,414
†DocuSign, Inc.	1,008	51,499
Dolby Laboratories, Inc. Class A	2,941	246,103
†DoubleVerify Holdings, Inc.	2,056	80,020
†Dropbox, Inc. Class A	10,267	273,821
†Dynatrace, Inc.	2,110	108,602
†E2open Parent Holdings, Inc.	7,558	42,325
Ebix, Inc.	2,526	63,655
†eGain Corp.	796	5,962
†EngageSmart, Inc.	3,455	65,956
†Envestnet, Inc.	2,030	120,480
†Everbridge, Inc.	687	18,480
†Fair Isaac Corp.	638	516,276
†Fortinet, Inc.	6,521	492,922
†Freshworks, Inc. Class A	7,955	139,849
Gen Digital, Inc.	13,090	242,819
†Guidewire Software, Inc.	2,663	202,601
†HubSpot, Inc.	157	83,538
†Informatica, Inc. Class A	5,370	99,345
InterDigital, Inc.	2,062	199,086
Intuit, Inc.	1,565	717,067
†Jamf Holding Corp.	4,825	94,184
†JFrog Ltd.	791	21,911
†LiveRamp Holdings, Inc.	4,179	119,352
†Manhattan Associates, Inc.	3,299	659,404
†Matterport, Inc.	7,132	22,466
Microsoft Corp.	124,027	42,236,155
†Mitek Systems, Inc.	3,573	38,731
†Model N, Inc.	1,142	40,381
†N-able, Inc.	3,833	55,234
†nCino, Inc.	2,769	83,402
†NCR Corp.	9,975	251,370
†Nutanix, Inc. Class A	3,107	87,151
†Olo, Inc. Class A	5,124	33,101
ON24, Inc.	506	4,109
†OneSpan, Inc.	2,510	37,248
Oracle Corp.	11,020	1,312,372
†Palantir Technologies, Inc. Class A	9,565	146,631
†Palo Alto Networks, Inc.	941	240,435

LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†PowerSchool Holdings, Inc. Class A	5,214	$ 99,796
†Procore Technologies, Inc.	600	39,042
Progress Software Corp.	3,296	191,498
†PTC, Inc.	2,503	356,177
†Q2 Holdings, Inc.	1,887	58,308
†Qualys, Inc.	1,575	203,443
†Rimini Street, Inc.	4,284	20,520
Roper Technologies, Inc.	980	471,184
†Salesforce, Inc.	7,099	1,499,735
†Samsara, Inc. Class A	2,189	60,657
Sapiens International Corp. NV	3,371	89,669
†SecureWorks Corp. Class A	2,259	16,333
†SentinelOne, Inc. Class A	5,643	85,209
†ServiceNow, Inc.	339	190,508
†SolarWinds Corp.	7,735	79,361
†SoundThinking, Inc.	558	12,198
†Splunk, Inc.	1,375	145,874
†Sprinklr, Inc. Class A	2,904	40,162
†SPS Commerce, Inc.	816	156,721
†Synchronoss Technologies, Inc.	2,306	2,142
†Synopsys, Inc.	938	408,415
†Telos Corp.	3,621	9,270
†Teradata Corp.	7,049	376,487
†Tyler Technologies, Inc.	575	239,470
†UiPath, Inc. Class A	7,152	118,509
†Unity Software, Inc.	4,378	190,093
†Upland Software, Inc.	1,653	5,951
†Varonis Systems, Inc.	2,202	58,683
†Verint Systems, Inc.	3,097	108,581
†Veritone, Inc.	1,489	5,837
†Vertex, Inc. Class A	1,395	27,202
†VMware, Inc. Class A	1,626	233,640
†Workday, Inc. Class A	315	71,155
†Xperi, Inc.	3,013	39,621
†Yext, Inc.	4,098	46,348
†Zoom Video Communications, Inc. Class A	3,207	217,691
†Zscaler, Inc.	476	69,639
		62,857,273
Specialty Retail–2.77%
†1-800-Flowers.com, Inc. Class A	3,054	23,821
Aaron's Co., Inc.	2,309	32,649
†Abercrombie & Fitch Co. Class A	6,902	260,067
Academy Sports & Outdoors, Inc.	4,579	247,495
Advance Auto Parts, Inc.	2,697	189,599
American Eagle Outfitters, Inc.	13,926	164,327
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†America's Car-Mart, Inc.	473	$ 47,196
Arko Corp.	4,300	34,185
†Asbury Automotive Group, Inc.	1,229	295,476
†AutoNation, Inc.	5,412	890,869
†AutoZone, Inc.	150	374,004
†Barnes & Noble Education, Inc.	4,091	5,155
Bath & Body Works, Inc.	4,665	174,937
Best Buy Co., Inc.	12,638	1,035,684
Big 5 Sporting Goods Corp.	952	8,720
†Boot Barn Holdings, Inc.	2,377	201,308
Buckle, Inc.	3,060	105,876
Build-A-Bear Workshop, Inc.	1,134	24,290
†Burlington Stores, Inc.	1,720	270,711
Caleres, Inc.	3,166	75,762
Camping World Holdings, Inc. Class A	1,466	44,127
†CarMax, Inc.	5,513	461,438
†CarParts.com, Inc.	2,700	11,475
Cato Corp. Class A	2,294	18,421
†Chewy, Inc. Class A	1,823	71,954
†Chico's FAS, Inc.	9,593	51,323
†Children's Place, Inc.	524	12,162
†Citi Trends, Inc.	1,474	26,031
†Conn's, Inc.	3,161	11,696
†Container Store Group, Inc.	7,273	22,837
Designer Brands, Inc. Class A	3,126	31,573
†Destination XL Group, Inc.	4,125	20,213
Dick's Sporting Goods, Inc.	4,473	591,286
†Duluth Holdings, Inc. Class B	753	4,729
†Five Below, Inc.	2,610	512,969
†Floor & Decor Holdings, Inc. Class A	5,297	550,676
Foot Locker, Inc.	8,253	223,739
Franchise Group, Inc.	1,365	39,094
†GameStop Corp. Class A	4,091	99,207
Gap, Inc.	12,803	114,331
†Genesco, Inc.	1,809	45,297
Group 1 Automotive, Inc.	1,309	337,853
†GrowGeneration Corp.	2,382	8,099
Guess?, Inc.	7,264	141,285
Haverty Furniture Cos., Inc.	1,170	35,357
Hibbett, Inc.	1,132	41,080
Home Depot, Inc.	15,567	4,835,733
†J Jill, Inc.	987	21,151
†Lands' End, Inc.	2,935	22,776
†Leslie's, Inc.	6,775	63,617
Lithia Motors, Inc.	1,842	560,171
†LL Flooring Holdings, Inc.	2,511	9,617
Lowe's Cos., Inc.	4,621	1,042,960
†MarineMax, Inc.	1,791	61,181
Monro, Inc.	2,081	84,551

LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Murphy USA, Inc.	1,636	$ 508,976
†National Vision Holdings, Inc.	3,754	91,185
†ODP Corp.	3,561	166,726
†O'Reilly Automotive, Inc.	488	466,186
Penske Automotive Group, Inc.	4,460	743,170
†Petco Health & Wellness Co., Inc.	3,697	32,903
PetMed Express, Inc.	1,442	19,885
†Revolve Group, Inc.	1,075	17,630
†RH	1,072	353,320
Ross Stores, Inc.	10,662	1,195,530
†Sally Beauty Holdings, Inc.	4,190	51,746
Shoe Carnival, Inc.	2,018	47,383
Signet Jewelers Ltd.	4,587	299,348
†Sleep Number Corp.	1,810	49,377
Sonic Automotive, Inc. Class A	1,581	75,366
†Sportsman's Warehouse Holdings, Inc.	1,747	9,958
†Stitch Fix, Inc. Class A	990	3,812
†Tile Shop Holdings, Inc.	4,218	23,368
†Tilly's, Inc. Class A	2,120	14,861
TJX Cos., Inc.	18,956	1,607,279
Tractor Supply Co.	4,892	1,081,621
†Ulta Beauty, Inc.	2,108	992,014
Upbound Group, Inc.	3,348	104,223
†Urban Outfitters, Inc.	6,503	215,444
Valvoline, Inc.	8,731	327,500
†Victoria's Secret & Co.	3,220	56,125
†Wayfair, Inc. Class A	1,372	89,194
Williams-Sonoma, Inc.	5,064	633,709
Winmark Corp.	203	67,491
†Zumiez, Inc.	1,585	26,406
		24,063,876
Technology Hardware, Storage & Peripherals–5.85%
Apple, Inc.	242,612	47,059,450
†Avid Technology, Inc.	1,312	33,456
†Corsair Gaming, Inc.	3,221	57,141
†CPI Card Group, Inc.	137	3,185
Dell Technologies, Inc. Class C	6,255	338,458
Hewlett Packard Enterprise Co.	33,041	555,089
HP, Inc.	15,313	470,262
Immersion Corp.	1,963	13,898
†Intevac, Inc.	505	1,894
NetApp, Inc.	7,200	550,080
†One Stop Systems, Inc.	2,641	7,580
†Pure Storage, Inc. Class A	5,495	202,326
Seagate Technology Holdings PLC	5,250	324,817
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Stratasys Ltd.	3,678	$ 65,321
†Super Micro Computer, Inc.	2,621	653,284
†Turtle Beach Corp.	601	7,002
†Western Digital Corp.	8,583	325,553
Xerox Holdings Corp.	13,402	199,556
		50,868,352
Textiles, Apparel & Luxury Goods–0.79%
†Allbirds, Inc. Class A	2,070	2,608
†Capri Holdings Ltd.	6,876	246,780
Carter's, Inc.	3,084	223,898
Columbia Sportswear Co.	3,905	301,622
†Crocs, Inc.	2,725	306,399
†Culp, Inc.	857	4,259
†Deckers Outdoor Corp.	1,320	696,511
†Delta Apparel, Inc.	583	6,110
†Fossil Group, Inc.	4,356	11,195
†G-III Apparel Group Ltd.	5,065	97,603
Hanesbrands, Inc.	26,411	119,906
Kontoor Brands, Inc.	2,536	106,766
Lakeland Industries, Inc.	306	4,403
Levi Strauss & Co. Class A	3,482	50,245
†Lululemon Athletica, Inc.	1,296	490,536
Movado Group, Inc.	1,488	39,923
NIKE, Inc. Class B	18,274	2,016,901
Oxford Industries, Inc.	1,080	106,294
PVH Corp.	3,292	279,721
Ralph Lauren Corp.	1,882	232,051
Rocky Brands, Inc.	542	11,382
†Skechers USA, Inc. Class A	5,696	299,951
Steven Madden Ltd.	4,035	131,904
Superior Group of Cos., Inc.	478	4,465
Tapestry, Inc.	13,865	593,422
†Under Armour, Inc. Class A	8,436	60,908
†Under Armour, Inc. Class C	8,627	57,887
†Unifi, Inc.	1,589	12,823
†Vera Bradley, Inc.	4,817	30,781
VF Corp.	12,868	245,650
Wolverine World Wide, Inc.	4,245	62,359
		6,855,263
Tobacco–0.19%
Altria Group, Inc.	12,719	576,171
Philip Morris International, Inc.	9,405	918,116
Turning Point Brands, Inc.	703	16,879
Universal Corp.	1,492	74,511
Vector Group Ltd.	7,114	91,130
		1,676,807
Trading Companies & Distributors–1.18%
Air Lease Corp.	8,537	357,273
Alta Equipment Group, Inc.	1,479	25,631

LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	2,223	$ 321,957
†Beacon Roofing Supply, Inc.	4,965	411,996
†BlueLinx Holdings, Inc.	383	35,918
Boise Cascade Co.	2,267	204,823
†Core & Main, Inc. Class A	1,770	55,472
†Distribution Solutions Group, Inc.	689	35,869
†DXP Enterprises, Inc.	1,412	51,411
†EVI Industries, Inc.	812	17,864
Fastenal Co.	16,174	954,104
Ferguson PLC	1,039	163,445
GATX Corp.	2,433	313,224
Global Industrial Co.	2,361	65,565
†GMS, Inc.	2,996	207,323
H&E Equipment Services, Inc.	2,029	92,827
Herc Holdings, Inc.	1,751	239,624
†Hudson Technologies, Inc.	2,788	26,821
Karat Packaging, Inc.	551	10,056
McGrath RentCorp	1,676	154,996
†MRC Global, Inc.	5,465	55,033
MSC Industrial Direct Co., Inc. Class A	3,057	291,271
†NOW, Inc.	6,498	67,319
Rush Enterprises, Inc. Class A	3,929	244,650
†SiteOne Landscape Supply, Inc.	2,352	393,631
Textainer Group Holdings Ltd.	3,468	136,570
†Titan Machinery, Inc.	1,745	51,478
†Transcat, Inc.	587	50,077
Triton International Ltd.	4,168	347,028
United Rentals, Inc.	4,146	1,846,504
†Univar Solutions, Inc.	9,999	358,364
Veritiv Corp.	1,896	238,157
Watsco, Inc.	1,424	543,213
WESCO International, Inc.	3,455	618,652
†Willis Lease Finance Corp.	616	24,104
WW Grainger, Inc.	1,618	1,275,939
		10,288,189
Water Utilities–0.15%
American States Water Co.	1,681	146,247
American Water Works Co., Inc.	3,453	492,916
Artesian Resources Corp. Class A	575	27,151
California Water Service Group	2,184	112,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Consolidated Water Co. Ltd.	860	$ 20,838
Essential Utilities, Inc.	6,714	267,956
Global Water Resources, Inc.	1,585	20,098
Middlesex Water Co.	968	78,079
†Pure Cycle Corp.	1,628	17,908
SJW Group	1,157	81,117
York Water Co.	500	20,635
		1,285,705
Wireless Telecommunication Services–0.20%
†Gogo, Inc.	4,647	79,045
Shenandoah Telecommunications Co.	3,690	71,697
Spok Holdings, Inc.	803	10,672
Telephone & Data Systems, Inc.	6,032	49,643
†T-Mobile U.S., Inc.	10,589	1,470,812
†U.S. Cellular Corp.	2,733	48,183
		1,730,052
Total Common Stock (Cost $515,317,187)		866,470,981
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	47,829
Total Preferred Stock (Cost $44,738)		47,829
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	6,060
=†Albireo Pharma, Inc.	900	1,458
=†Contra Abiomed, Inc.	626	9,771
=†Contra Aduro Biotech, Inc.	227	563
=†Resolute Forest Products, Inc.	6,285	6,725
Total Rights (Cost $21,822)		24,577

MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	2,237,627	2,237,627
Total Money Market Fund (Cost $2,237,627)		2,237,627

LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.98% (Cost $517,621,374)	$868,781,014
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	173,802
NET ASSETS APPLICABLE TO 46,801,185 SHARES OUTSTANDING–100.00%	$868,954,816
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($689,939,341 / 37,136,742 Shares)	$18.578
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($179,015,475 / 9,664,443 Shares)	$18.523
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$480,148,270
Distributable earnings/(accumulated loss)	388,806,546
TOTAL NET ASSETS	$868,954,816

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
★ Includes $601,877 payable for securities purchased, $277,222 payable for fund shares redeemed, $87,806 other accrued expenses payable and $349,656 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,014,332
Foreign taxes withheld	(3,555)
7,010,777
EXPENSES:
Management fees	1,700,387
Distribution fees-Service Class	205,501
Shareholder servicing fees	117,408
Accounting and administration expenses	84,552
Professional fees	30,000
Pricing fees	16,739
Trustees’ fees and expenses	13,805
Custodian fees	11,125
Reports and statements to shareholders	4,222
Consulting fees	1,426
Other	11,425
Total operating expenses	2,196,590
NET INVESTMENT INCOME	4,814,187
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,632,663
Net change in unrealized appreciation (depreciation) of:
Investments	80,343,545
Foreign currencies	1
Net change in unrealized appreciation (depreciation)	80,343,546
NET REALIZED AND UNREALIZED GAIN	89,976,209
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,790,396
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,814,187	$ 9,415,607
Net realized gain	9,632,663	26,004,549
Net change in unrealized appreciation (depreciation)	80,343,546	(165,291,184)
Net increase (decrease) in net assets resulting from operations	94,790,396	(129,871,028)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(38,237,366)
Service Class	—	(8,850,460)
	—	(47,087,826)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,458,978	30,426,785
Service Class	16,628,555	32,286,951
Reinvestment of dividends and distributions:
Standard Class	—	38,237,366
Service Class	—	8,850,460
	41,087,533	109,801,562
Cost of shares redeemed:
Standard Class	(27,012,840)	(87,489,654)
Service Class	(11,125,485)	(21,872,251)
	(38,138,325)	(109,361,905)
Increase in net assets derived from capital share transactions	2,949,208	439,657
NET INCREASE (DECREASE) IN NET ASSETS	97,739,604	(176,519,197)
NET ASSETS:
Beginning of period	771,215,212	947,734,409
End of period	$868,954,816	$ 771,215,212
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 16.555	$ 20.506	$ 16.368	$ 14.366	$ 11.284	$ 12.636
Income (loss) from investment operations:
Net investment income[2]	0.107	0.215	0.183	0.176	0.176	0.158
Net realized and unrealized gain (loss)	1.916	(3.106)	4.348	2.022	3.073	(1.368)
Total from investment operations	2.023	(2.891)	4.531	2.198	3.249	(1.210)
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.215)	(0.196)	(0.167)	(0.142)
Net realized gain	—	(0.837)	(0.178)	—	—	—
Total dividends and distributions	—	(1.060)	(0.393)	(0.196)	(0.167)	(0.142)
Net asset value, end of period	$ 18.578	$ 16.555	$ 20.506	$ 16.368	$ 14.366	$ 11.284
Total return[3]	12.22%	(13.91%)	27.77%	15.34%	28.82%	(9.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$689,939	$ 616,725	$779,683	$701,744	$648,786	$509,361
Ratio of expenses to average net assets	0.49%	0.49%	0.48%	0.49%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.60%	0.78%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets	1.24%	1.20%	0.97%	1.29%	1.34%	1.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	1.09%	0.67%	0.99%	1.05%	0.94%
Portfolio turnover	4%	8%	6%	12%	9%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 16.526	$ 20.476	$ 16.349	$ 14.355	$ 11.280	$ 12.634
Income (loss) from investment operations:
Net investment income[2]	0.085	0.169	0.136	0.142	0.143	0.126
Net realized and unrealized gain (loss)	1.912	(3.101)	4.338	2.013	3.070	(1.365)
Total from investment operations	1.997	(2.932)	4.474	2.155	3.213	(1.239)
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.169)	(0.161)	(0.138)	(0.115)
Net realized gain	—	(0.837)	(0.178)	—	—	—
Total dividends and distributions	—	(1.018)	(0.347)	(0.161)	(0.138)	(0.115)
Net asset value, end of period	$ 18.523	$ 16.526	$ 20.476	$ 16.349	$ 14.355	$ 11.280
Total return[3]	12.08%	(14.12%)	27.46%	15.05%	28.51%	(9.86%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179,015	$ 154,490	$168,051	$126,730	$102,250	$ 56,993
Ratio of expenses to average net assets	0.74%	0.74%	0.73%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.85%	1.03%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets	0.99%	0.95%	0.72%	1.04%	1.09%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	0.84%	0.42%	0.74%	0.80%	0.69%
Portfolio turnover	4%	8%	6%	12%	9%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$32,968
Legal	5,290
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $401 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$293,514
Distribution fees payable to LFD	35,735
Printing and mailing fees payable to Lincoln Life	141
Shareholder servicing fees payable to Lincoln Life	20,266
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund-37

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$44,650,738
Sales	35,872,393
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$517,621,374
Aggregate unrealized appreciation of investments	$392,606,690
Aggregate unrealized depreciation of investments	(41,447,050)
Net unrealized appreciation of investments	$351,159,640
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$866,450,472	$—	$20,509	$866,470,981
Preferred Stock	47,829	—	—	47,829
Rights	—	—	24,577	24,577
Money Market Fund	2,237,627	—	—	2,237,627
Total Investments	$868,735,928	$—	$45,086	$868,781,014
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund-38

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,416,161	1,753,154
Service Class	954,715	1,818,517
Shares reinvested:
Standard Class	—	2,368,787
Service Class	—	551,033
	2,370,876	6,491,491
Shares redeemed:
Standard Class	(1,532,695)	(4,891,166)
Service Class	(638,497)	(1,228,658)
	(2,171,192)	(6,119,824)
Net increase	199,684	371,667
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply
LVIP Dimensional U.S. Core Equity 2 Fund-39

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-40

LVIP Dimensional U.S. Core Equity 2 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 2 Fund-41

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Franklin Templeton Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,115.30	0.73%	$3.83
Service Class Shares	1,000.00	1,113.90	0.98%	5.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund-1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	92.49%
Canada	1.59%
Denmark	0.01%
France	4.04%
Germany	5.25%
Ireland	3.28%
Israel	0.24%
Japan	5.11%
Netherlands	1.77%
New Zealand	0.01%
Republic of Korea	1.58%
Singapore	0.64%
Switzerland	0.30%
Taiwan	0.86%
United Kingdom	6.08%
United States	61.62%
Uruguay	0.11%
Corporate Bonds	0.08%
Loan Agreement	0.05%
Money Market Fund	6.93%
Total Investments	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	2.07%
Air Freight & Logistics	0.57%
Automobile Components	0.57%
Automobiles	1.47%
Banks	5.17%
Beverages	0.55%
Biotechnology	0.52%
Broadline Retail	0.74%
Building Products	0.94%
Capital Markets	0.64%
Chemicals	3.75%
Commercial Services & Supplies	1.93%
Communications Equipment	0.51%
Construction & Engineering	0.53%
Construction Materials	0.90%
Consumer Finance	1.16%
Consumer Staples Distribution & Retail	1.58%
Containers & Packaging	0.92%
Sector	Percentage of Net Assets
Diversified Consumer Services	0.01%
Diversified Telecommunication Services	1.36%
Electric Utilities	0.56%
Electrical Equipment	0.45%
Electronic Equipment, Instruments & Components	0.09%
Energy Equipment & Services	0.74%
Entertainment	0.94%
Financial Services	3.19%
Food Products	1.09%
Ground Transportation	0.62%
Health Care Equipment & Supplies	5.83%
Health Care Providers & Services	5.37%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	1.49%
Household Durables	0.81%
Household Products	1.87%
Industrial Conglomerates	1.55%
Insurance	0.72%
Interactive Media & Services	1.35%
IT Services	1.88%
Life Sciences Tools & Services	2.03%
Machinery	0.72%
Media	1.21%
Metals & Mining	1.41%
Multi-Utilities	0.70%
Oil, Gas & Consumable Fuels	4.67%
Passenger Airlines	0.33%
Personal Care Products	1.09%
Pharmaceuticals	4.65%
Professional Services	0.48%
Real Estate Management & Development	0.18%
Semiconductors & Semiconductor Equipment	6.10%
Software	7.88%
Specialty Retail	1.44%
Technology Hardware, Storage & Peripherals	1.45%
Textiles, Apparel & Luxury Goods	2.02%
Tobacco	0.18%
Trading Companies & Distributors	0.81%
Wireless Telecommunication Services	0.79%
Total	92.62%
LVIP Franklin Templeton Global Equity Managed Volatility Fund-2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	3.34%
UnitedHealth Group, Inc.	2.24%
BP PLC ADR	1.87%
HCA Healthcare, Inc.	1.48%
Medtronic PLC	1.43%
GFL Environmental, Inc.	1.40%
Visa, Inc. Class A	1.38%
Deutsche Telekom AG	1.36%
TotalEnergies SE	1.36%
Colgate-Palmolive Co.	1.25%
Total	17.11%

ADR–American Depositary Receipt
IT–Information Technology
LVIP Franklin Templeton Global Equity Managed Volatility Fund-3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.49%
Canada–1.59%
Constellation Software, Inc.	236	$ 488,970
†Descartes Systems Group, Inc.	3,534	283,109
GFL Environmental, Inc.	352,300	13,669,240
†Lumine Group, Inc.	2,489	34,139
†Shopify, Inc. Class A	16,270	1,051,547
		15,527,005
Denmark–0.01%
†Genmab AS ADR	2,846	108,176
		108,176
France–4.04%
Airbus SE	10,513	1,519,988
BNP Paribas SA	26,239	1,655,837
Capgemini SE	9,656	1,828,292
Danone SA	29,203	1,789,661
Eiffage SA	39,950	4,171,121
Sanofi	77,049	8,294,768
TotalEnergies SE	231,491	13,288,654
Veolia Environnement SA	216,320	6,847,707
		39,396,028
Germany–5.25%
Bayer AG	135,292	7,489,094
Continental AG	47,429	3,583,280
†Covestro AG	39,297	2,044,729
Deutsche Telekom AG	609,495	13,298,269
Fresenius Medical Care AG & Co. KGaA	173,432	8,288,509
Fresenius SE & Co. KGaA	62,807	1,742,063
Infineon Technologies AG	137,836	5,676,394
SAP SE	55,978	7,647,011
Siemens AG	8,551	1,425,459
		51,194,808
Ireland–3.28%
Accenture PLC Class A	23,620	7,288,660
†AerCap Holdings NV	30,741	1,952,668
CRH PLC	159,377	8,792,405
Medtronic PLC	158,294	13,945,701
		31,979,434
Israel–0.24%
†Check Point Software Technologies Ltd.	11,025	1,384,960
†Mobileye Global, Inc. Class A	2,516	96,665
†Tower Semiconductor Ltd.	21,678	813,359
		2,294,984
Japan–5.11%
Denso Corp.	27,882	1,880,699
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Ltd.	114,200	$ 7,100,556
Honda Motor Co. Ltd.	307,200	9,306,274
Keyence Corp.	971	461,377
Mitsubishi Electric Corp.	110,957	1,568,581
†Renesas Electronics Corp.	87,338	1,648,270
Seven & i Holdings Co. Ltd.	27,775	1,199,940
Sony Group Corp.	71,800	6,481,398
Sumitomo Metal Mining Co. Ltd.	186,700	6,027,082
Sumitomo Mitsui Financial Group, Inc.	202,100	8,661,888
Takeda Pharmaceutical Co. Ltd.	174,200	5,473,808
		49,809,873
Netherlands–1.77%
†Adyen NV	941	1,629,499
†Argenx SE	1,456	567,834
ASM International NV	1,162	493,390
ASML Holding NV	3,642	2,639,539
NN Group NV	48,731	1,803,908
NXP Semiconductors NV	28,753	5,885,164
SBM Offshore NV	309,865	4,247,633
		17,266,967
New Zealand–0.01%
†Xero Ltd.	902	72,268
		72,268
Republic of Korea–1.58%
Samsung Electronics Co. Ltd.	196,065	10,795,973
Samsung SDI Co. Ltd.	467	238,466
Shinhan Financial Group Co. Ltd.	171,361	4,430,060
		15,464,499
Singapore–0.64%
DBS Group Holdings Ltd.	69,184	1,615,638
United Overseas Bank Ltd.	222,200	4,610,926
		6,226,564
Switzerland–0.30%
Lonza Group AG	971	580,379
Novartis AG ADR	23,354	2,356,652
		2,937,031
Taiwan–0.86%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	83,200	8,396,544
		8,396,544
United Kingdom–6.08%
AstraZeneca PLC	58,284	8,355,256
LVIP Franklin Templeton Global Equity Managed Volatility Fund-4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
AstraZeneca PLC ADR	11,807	$ 845,027
BP PLC	331,666	1,931,084
BP PLC ADR	516,819	18,238,543
British American Tobacco PLC	53,821	1,788,225
Ferguson PLC	7,701	1,211,444
GSK PLC	96,971	1,718,574
Haleon PLC	424,652	1,742,969
Lloyds Banking Group PLC	10,185,316	5,646,213
nVent Electric PLC	51,100	2,640,337
Reckitt Benckiser Group PLC	18,788	1,411,932
Rio Tinto PLC	22,137	1,406,798
Shell PLC	60,506	1,804,995
†TechnipFMC PLC	6,331	105,221
Unilever PLC	171,335	8,922,130
Willis Towers Watson PLC	6,619	1,558,774
		59,327,522
United States–61.62%
Abbott Laboratories	46,180	5,034,544
AbbVie, Inc.	26,972	3,633,938
†Activision Blizzard, Inc.	21,455	1,808,656
†Adobe, Inc.	504	246,451
†Advanced Micro Devices, Inc.	1,843	209,936
Air Products & Chemicals, Inc.	24,101	7,218,973
†Airbnb, Inc. Class A	441	56,519
Albemarle Corp.	14,755	3,291,693
†Alphabet, Inc. Class A	98,309	11,767,587
†Altair Engineering, Inc. Class A	512	38,830
†Amazon.com, Inc.	46,980	6,124,313
American Express Co.	53,528	9,324,578
Amphenol Corp. Class A	2,428	206,259
Analog Devices, Inc.	50,025	9,745,370
†ANSYS, Inc.	2,913	962,077
Apple, Inc.	16,928	3,283,524
†Arista Networks, Inc.	225	36,464
†Array Technologies, Inc.	3,764	85,066
†Aspen Technology, Inc.	938	157,218
†Atlassian Corp. Class A	2,370	397,710
†Axon Enterprise, Inc.	3,772	735,993
Baker Hughes Co.	6,939	219,342
Bank of America Corp.	242,344	6,952,849
Baxter International, Inc.	97,459	4,440,232
Becton Dickinson & Co.	24,963	6,590,482
BlackRock, Inc.	2,187	1,511,523
†Booking Holdings, Inc.	121	326,740
†Cadence Design Systems, Inc.	10,817	2,536,803
Capital One Financial Corp.	18,128	1,982,659
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Carlisle Cos., Inc.	11,490	$ 2,947,530
†CBRE Group, Inc. Class A	21,350	1,723,158
†Ceridian HCM Holding, Inc.	871	58,331
†Charter Communications, Inc. Class A	5,313	1,951,837
Chevron Corp.	22,900	3,603,315
Cintas Corp.	9,392	4,668,575
Colgate-Palmolive Co.	158,296	12,195,124
Comcast Corp. Class A	236,347	9,820,218
Corteva, Inc.	8,239	472,095
†CoStar Group, Inc.	1,156	102,884
†Crowdstrike Holdings, Inc. Class A	201	29,521
Crown Holdings, Inc.	103,600	8,999,732
CVS Health Corp.	41,288	2,854,239
Danaher Corp.	13,636	3,272,640
†Datadog, Inc. Class A	4,794	471,634
†Deckers Outdoor Corp.	11,725	6,186,813
†Delta Air Lines, Inc.	66,938	3,182,233
†Dexcom, Inc.	1,912	245,711
†DocuSign, Inc.	489	24,983
Donaldson Co., Inc.	25,729	1,608,320
†DoorDash, Inc. Class A	402	30,721
Dover Corp.	26,058	3,847,464
DR Horton, Inc.	11,200	1,362,928
†Duolingo, Inc.	594	84,906
DuPont de Nemours, Inc.	109,064	7,791,532
†DXC Technology Co.	223,976	5,984,639
Ecolab, Inc.	19,133	3,571,940
†Edwards Lifesciences Corp.	2,388	225,260
Elevance Health, Inc.	4,052	1,800,263
Eli Lilly & Co.	4,748	2,226,717
†Enphase Energy, Inc.	480	80,390
Entegris, Inc.	4,856	538,142
EOG Resources, Inc.	21,677	2,480,716
Equifax, Inc.	15,808	3,719,622
Erie Indemnity Co. Class A	9,718	2,040,877
Everest Re Group Ltd.	4,924	1,683,319
Exxon Mobil Corp.	22,429	2,405,510
†F5, Inc.	34,000	4,972,840
FactSet Research Systems, Inc.	485	194,315
†Fair Isaac Corp.	185	149,704
Fastenal Co.	1,669	98,454
Fidelity National Information Services, Inc.	141,508	7,740,488
†First Solar, Inc.	959	182,296
†Fiserv, Inc.	14,370	1,812,775
Freeport-McMoRan, Inc.	157,575	6,303,000
†Gartner, Inc.	369	129,264

LVIP Franklin Templeton Global Equity Managed Volatility Fund-5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
GE HealthCare Technologies, Inc.	229	$ 18,604
General Dynamics Corp.	48,007	10,328,706
General Motors Co.	49,380	1,904,093
Global Payments, Inc.	16,163	1,592,379
†Haemonetics Corp.	1,373	116,897
HCA Healthcare, Inc.	47,642	14,458,394
†HealthEquity, Inc.	1,230	77,662
HEICO Corp.	2,428	429,610
Honeywell International, Inc.	31,286	6,491,845
†Horizon Therapeutics PLC	7,320	752,862
†HubSpot, Inc.	2,823	1,502,090
Humana, Inc.	3,097	1,384,762
Hyatt Hotels Corp. Class A	57,926	6,637,161
†ICON PLC	29,400	7,355,880
†IDEXX Laboratories, Inc.	3,401	1,708,084
†Inspire Medical Systems, Inc.	3,757	1,219,672
†Insulet Corp.	1,699	489,890
Intel Corp.	2,428	81,192
Intuit, Inc.	4,697	2,152,118
†Intuitive Surgical, Inc.	4,693	1,604,724
JB Hunt Transport Services, Inc.	13,500	2,443,905
Johnson & Johnson	29,988	4,963,614
Johnson Controls International PLC	92,351	6,292,797
JPMorgan Chase & Co.	40,218	5,849,306
KLA Corp.	2,571	1,246,986
Kraft Heinz Co.	46,741	1,659,305
Lam Research Corp.	2,445	1,571,793
†Lattice Semiconductor Corp.	4,681	449,704
Linde PLC	26,900	10,251,052
Lithia Motors, Inc.	12,570	3,822,663
Lowe's Cos., Inc.	25,468	5,748,128
Mastercard, Inc. Class A	8,001	3,146,793
McCormick & Co., Inc.	44,403	3,873,274
McDonald's Corp.	19,794	5,906,728
Merck & Co., Inc.	11,159	1,287,637
†Meta Platforms, Inc. Class A	4,882	1,401,036
Micron Technology, Inc.	47,757	3,013,944
Microsoft Corp.	95,559	32,541,662
†Monday.com Ltd.	3,621	619,988
Mondelez International, Inc. Class A	45,130	3,291,782
†MongoDB, Inc.	3,600	1,479,564
Monolithic Power Systems, Inc.	2,470	1,334,368
Moody's Corp.	485	168,644
MSCI, Inc.	1,412	662,637
Nasdaq, Inc.	56,054	2,794,292
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Natera, Inc.	798	$ 38,831
†NCR Corp.	136,193	3,432,064
NextEra Energy, Inc.	16,449	1,220,516
†NEXTracker, Inc. Class A	2,225	88,577
NIKE, Inc. Class B	42,221	4,659,932
Norfolk Southern Corp.	14,195	3,218,858
NVIDIA Corp.	18,737	7,926,126
†Oceaneering International, Inc.	6,576	122,971
†Palo Alto Networks, Inc.	4,730	1,208,562
Parker-Hannifin Corp.	4,144	1,616,326
Paycom Software, Inc.	1,531	491,818
†Paylocity Holding Corp.	1,521	280,670
†Penumbra, Inc.	467	160,676
PepsiCo, Inc.	29,120	5,393,606
Pfizer, Inc.	51,103	1,874,458
†Procore Technologies, Inc.	4,856	315,980
Procter & Gamble Co.	31,006	4,704,850
Quanta Services, Inc.	5,161	1,013,878
Raytheon Technologies Corp.	72,875	7,138,835
†Repligen Corp.	2,819	398,776
Roper Technologies, Inc.	24,693	11,872,394
Ross Stores, Inc.	40,275	4,516,036
†Salesforce, Inc.	4,849	1,024,400
Schlumberger NV	51,270	2,518,382
†ServiceNow, Inc.	5,585	3,138,602
Sherwin-Williams Co.	6,835	1,814,829
†Shockwave Medical, Inc.	710	202,641
†Snowflake, Inc. Class A	1,908	335,770
†SolarEdge Technologies, Inc.	711	191,295
Southern Co.	59,995	4,214,649
†SPS Commerce, Inc.	706	135,594
Starbucks Corp.	16,000	1,584,960
Stryker Corp.	34,809	10,619,878
†Synopsys, Inc.	5,856	2,549,761
Tapestry, Inc.	207,109	8,864,265
Target Corp.	75,785	9,996,041
†Tesla, Inc.	11,756	3,077,368
Texas Instruments, Inc.	40,182	7,233,564
Thermo Fisher Scientific, Inc.	4,701	2,452,747
†T-Mobile U.S., Inc.	55,141	7,659,085
†Toast, Inc. Class A	2,729	61,594
†Trade Desk, Inc. Class A	409	31,583
Tradeweb Markets, Inc. Class A	12,141	831,416
TransUnion	262	20,522
†Tyler Technologies, Inc.	1,215	506,011
†Uber Technologies, Inc.	9,389	405,323
United Parcel Service, Inc. Class B	30,898	5,538,466
UnitedHealth Group, Inc.	45,542	21,889,307

LVIP Franklin Templeton Global Equity Managed Volatility Fund-6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Veeva Systems, Inc. Class A	2,183	$ 431,645
Verisk Analytics, Inc.	217	49,049
Visa, Inc. Class A	56,699	13,464,879
Voya Financial, Inc.	23,052	1,653,059
Walmart, Inc.	27,145	4,266,651
†Walt Disney Co.	81,576	7,283,105
Wells Fargo & Co.	259,419	11,072,003
West Pharmaceutical Services, Inc.	15,021	5,745,082
Williams Cos., Inc.	53,985	1,761,531
†Workday, Inc. Class A	4,856	1,096,922
WW Grainger, Inc.	5,890	4,644,795
Zimmer Biomet Holdings, Inc.	69,901	10,177,586
		601,170,631
Uruguay–0.11%
†MercadoLibre, Inc.	944	1,118,262
		1,118,262
Total Common Stock (Cost $610,058,950)		902,290,596

Principal Amount°
ΔCORPORATE BONDS–0.08%
United States–0.08%
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	96,894
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Bausch Health Americas, Inc. (continued)
9.25% 4/1/26	334,000	$ 281,298
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	13,081
•CoreLogic, Inc. 8.75% (LIBOR01M + 3.50%) 6/2/28	377,060	339,920
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25	84,000	68,159
Total Corporate Bonds (Cost $938,279)		799,352
LOAN AGREEMENT–0.05%
United States–0.05%
∞Neptune Bidco U.S., Inc. 0.00% 4/11/29	507,200	439,362
Total Loan Agreement (Cost $438,728)		439,362

	Number of Shares
MONEY MARKET FUND–6.93%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	67,655,913	67,655,913
Total Money Market Fund (Cost $67,655,913)		67,655,913

TOTAL INVESTMENTS–99.55% (Cost $679,091,870)	971,185,223
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	4,366,108
NET ASSETS APPLICABLE TO 23,224,599 SHARES OUTSTANDING–100.00%	$975,551,331
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($85,502,076 / 2,033,109 Shares)	$42.055
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($890,049,255 / 21,191,490 Shares)	$42.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$621,207,663
Distributable earnings/(accumulated loss)	354,343,668
TOTAL NET ASSETS	$975,551,331

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.

★ Includes $3,353,350 cash collateral held at broker for futures contracts, $523,521 variation margin due from broker on futures contracts, $675,443 payable for securities purchased, $618,344 payable for fund shares redeemed, $189,636 other accrued expenses payable and $705,992 due to manager and affiliates as of June 30, 2023.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(2,150,388)	USD	2,368,874	7/11/23	$ 21,069	$ —
BOA	EUR	122,658	USD	(133,422)	7/11/23	497	—
BOA	GBP	13,586	USD	(17,124)	7/17/23	132	—
HSBC	EUR	(69,985)	USD	77,049	7/11/23	640	—
HSBC	EUR	156,760	USD	(169,210)	7/11/23	1,941	—
HSBC	EUR	(4,746)	USD	5,134	7/11/23	—	(48)
HSBC	GBP	(10,518)	USD	13,121	7/17/23	—	(238)
HSBC	GBP	11,545	USD	(14,328)	7/17/23	336	—
HSBC	KRW	(1,826,698,723)	USD	1,398,865	11/10/23	1,517	—
HSBC	KRW	64,046,923	USD	(50,193)	11/10/23	—	(1,200)
UBS	EUR	(2,150,397)	USD	2,368,017	7/11/23	20,204	—
UBS	EUR	64,895	USD	(71,061)	7/11/23	—	(208)
UBS	EUR	268,357	USD	(289,731)	7/11/23	3,261	—
UBS	EUR	(17,480)	USD	19,011	7/11/23	—	(74)
UBS	GBP	(455,891)	USD	572,184	7/17/23	—	(6,870)
UBS	GBP	25,631	USD	(31,914)	7/17/23	641	—
UBS	JPY	(386,474,299)	USD	2,825,865	8/17/23	127,206	—
Total Foreign Currency Exchange Contracts						$177,444	$(8,638)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
48	British Pound	$ 3,809,700	$ 3,778,927	9/18/23	$ 30,773	$ —
46	Euro	6,297,975	6,224,600	9/18/23	73,375	—
49	Japanese Yen	4,295,156	4,467,098	9/18/23	—	(171,942)
					104,148	(171,942)
Equity Contracts:
16	E-mini MSCI Emerging Markets Index	798,320	800,282	9/15/23	—	(1,962)
12	E-mini Russell 2000 Index	1,142,220	1,140,988	9/15/23	1,232	—
119	E-mini S&P 500 Index	26,705,087	25,873,552	9/15/23	831,535	—
29	E-mini S&P MidCap 400 Index	7,667,890	7,486,852	9/15/23	181,038	—
134	Euro STOXX 50 Index	6,473,197	6,326,242	9/15/23	146,955	—
39	FTSE 100 Index	3,735,303	3,784,636	9/15/23	—	(49,333)
19	Nikkei 225 Index (OSE)	4,367,650	4,116,209	9/7/23	251,441	—
					1,412,201	(51,295)
Total Futures Contracts					$1,516,349	$(223,237)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 11,122,186
Interest	1,609,665
Foreign taxes withheld	(630,201)
12,101,650
EXPENSES:
Management fees	3,078,357
Distribution fees-Service Class	1,087,586
Shareholder servicing fees	138,002
Accounting and administration expenses	132,331
Custodian fees	70,543
Professional fees	53,673
Trustees’ fees and expenses	16,650
Reports and statements to shareholders	11,135
Pricing fees	9,366
Consulting fees	1,960
Other	10,743
4,610,346
Less:
Management fees waived	(47,587)
Total operating expenses	4,562,759
NET INVESTMENT INCOME	7,538,891
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,578,525
Foreign currencies	(2,586)
Foreign currency exchange contracts	(556,874)
Futures contracts	(2,711,071)
Net realized gain	21,307,994
Net change in unrealized appreciation (depreciation) of:
Investments	72,653,594
Foreign currencies	23,113
Foreign currency exchange contracts	785,713
Futures contracts	1,231,898
Net change in unrealized appreciation (depreciation)	74,694,318
NET REALIZED AND UNREALIZED GAIN	96,002,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,541,203
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,538,891	$ 10,099,905
Net realized gain	21,307,994	40,282,391
Net change in unrealized appreciation (depreciation)	74,694,318	(190,911,682)
Net increase (decrease) in net assets resulting from operations	103,541,203	(140,529,386)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,052,125)
Service Class	—	(53,333,896)
	—	(58,386,021)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,910,733	2,782,277
Service Class	12,397,978	32,940,595
Reinvestment of dividends and distributions:
Standard Class	—	5,052,125
Service Class	—	53,333,896
	14,308,711	94,108,893
Cost of shares redeemed:
Standard Class	(4,287,536)	(10,462,939)
Service Class	(76,086,564)	(116,559,900)
	(80,374,100)	(127,022,839)
Decrease in net assets derived from capital share transactions	(66,065,389)	(32,913,946)
NET INCREASE (DECREASE) IN NET ASSETS	37,475,814	(231,829,353)
NET ASSETS:
Beginning of period	938,075,517	1,169,904,870
End of period	$975,551,331	$ 938,075,517
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 37.707	$ 45.868	$ 39.545	$ 35.448	$ 32.180	$ 35.974
Income (loss) from investment operations:
Net investment income[3]	0.359	0.501	0.385	0.431	0.598	0.491
Net realized and unrealized gain (loss)	3.989	(6.164)	6.464	4.052	3.511	(3.779)
Total from investment operations	4.348	(5.663)	6.849	4.483	4.109	(3.288)
Less dividends and distributions from:
Net investment income	—	(0.624)	(0.526)	(0.386)	(0.636)	(0.506)
Net realized gain	—	(1.874)	—	—	(0.199)	—
Return of capital	—	—	—	—	(0.006)	—
Total dividends and distributions	—	(2.498)	(0.526)	(0.386)	(0.841)	(0.506)
Net asset value, end of period	$ 42.055	$ 37.707	$ 45.868	$ 39.545	$ 35.448	$ 32.180
Total return[4]	11.53%	(12.06%)	17.32%	12.66%	12.80%	(9.14%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 85,502	$ 78,905	$ 98,213	$ 90,558	$ 84,909	$ 78,653
Ratio of expenses to average net assets	0.73%	0.72%	0.71%	0.73%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.73%	0.72%	0.74%	0.74%	0.73%
Ratio of net investment income to average net assets	1.81%	1.24%	0.88%	1.25%	1.76%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.23%	0.87%	1.24%	1.76%	1.37%
Portfolio turnover	10%	29%	27%	45%	29%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 37.705	$ 45.861	$ 39.540	$ 35.451	$ 32.187	$ 35.975
Income (loss) from investment operations:
Net investment income[3]	0.309	0.399	0.275	0.344	0.512	0.401
Net realized and unrealized gain (loss)	3.986	(6.159)	6.457	4.041	3.507	(3.770)
Total from investment operations	4.295	(5.760)	6.732	4.385	4.019	(3.369)
Less dividends and distributions from:
Net investment income	—	(0.522)	(0.411)	(0.296)	(0.551)	(0.419)
Net realized gain	—	(1.874)	—	—	(0.199)	—
Return of capital	—	—	—	—	(0.005)	—
Total dividends and distributions	—	(2.396)	(0.411)	(0.296)	(0.755)	(0.419)
Net asset value, end of period	$ 42.000	$ 37.705	$ 45.861	$ 39.540	$ 35.451	$ 32.187
Total return[4]	11.39%	(12.28%)	17.03%	12.38%	12.51%	(9.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$890,049	$ 859,170	$1,071,692	$1,024,444	$987,922	$882,097
Ratio of expenses to average net assets	0.98%	0.97%	0.96%	0.98%	0.99%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.98%	0.97%	0.99%	0.99%	0.98%
Ratio of net investment income to average net assets	1.56%	0.99%	0.63%	1.00%	1.51%	1.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	0.98%	0.62%	0.99%	1.51%	1.12%
Portfolio turnover	10%	29%	27%	45%	29%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $244,685 and $243,760 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,255 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.
 The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$39,231
Legal	6,294
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,614 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$502,891
Distribution fees payable to LFD	180,201
Shareholder servicing fees payable to Lincoln Life	22,900
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 87,534,483
Sales	145,606,813
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$679,091,870
Aggregate unrealized appreciation of investments and derivatives	$314,864,449
Aggregate unrealized depreciation of investments and derivatives	(21,140,372)
Net unrealized appreciation of investments and derivatives	$293,724,077
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Canada	$ 15,527,005	$ —	$—	$ 15,527,005
Denmark	108,176	—	—	108,176
France	—	39,396,028	—	39,396,028
Germany	—	51,194,808	—	51,194,808
Ireland	23,187,029	8,792,405	—	31,979,434
Israel	2,294,984	—	—	2,294,984
Japan	—	49,809,873	—	49,809,873
Netherlands	8,524,703	8,742,264	—	17,266,967
New Zealand	—	72,268	—	72,268
Republic of Korea	—	15,464,499	—	15,464,499
Singapore	—	6,226,564	—	6,226,564
Switzerland	2,356,652	580,379	—	2,937,031
Taiwan	8,396,544	—	—	8,396,544
United Kingdom	24,599,346	34,728,176	—	59,327,522
United States	601,170,631	—	—	601,170,631
Uruguay	1,118,262	—	—	1,118,262
Corporate Bonds	—	799,352	—	799,352
Money Market Fund	67,655,913	—	—	67,655,913
Loan Agreement	—	439,362	—	439,362
Total Investments	$754,939,245	$216,245,978	$—	$971,185,223
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$177,444	$—	$ 177,444
Futures Contracts	$1,516,349	$ —	$—	$1,516,349
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (8,638)	$—	$ (8,638)
Futures Contracts	$ (223,237)	$ —	$—	$ (223,237)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	47,568	69,070
Service Class	311,614	815,466
Shares reinvested:
Standard Class	—	139,273
Service Class	—	1,474,610
	359,182	2,498,419
Shares redeemed:
Standard Class	(107,063)	(256,943)
Service Class	(1,906,986)	(2,871,650)
	(2,014,049)	(3,128,593)
Net decrease	(1,654,867)	(630,174)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 177,444	Receivables and other assets net of liabilities	$ (8,638)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	1,412,201	Receivables and other assets net of liabilities	(51,295)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	104,148	Receivables and other assets net of liabilities	(171,942)
Total		$1,693,793		$(231,875)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (556,874)	$ 785,713
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,928,749)	1,169,163
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(782,322)	62,735
Total		$(3,267,945)	$2,017,611
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$640,693	$8,604,196
Futures contracts (average notional value)	45,188,637	13,890,302
At June 30, 2023, the Fund received securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$ 19,546
UBS AG	130,674
Total	$150,220
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Franklin Templeton Global Equity Managed Volatility Fund-19

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 21,698	$ —	$ 21,698
Hong Kong Shanghai Bank	4,434	(1,486)	2,948
UBS AG	151,312	(7,152)	144,160
Total	$177,444	$(8,638)	$168,806

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 21,698	$ (19,546)	$—	$—	$—	$ 2,152
Hong Kong Shanghai Bank	2,948	—	—	—	—	2,948
UBS AG	144,160	(130,674)	—	—	—	13,486
Total	$168,806	$(150,220)	$—	$—	$—	$18,586

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Franklin Templeton Global Equity Managed Volatility Fund-20

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-21

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-22

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Global Conservative Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,053.60	0.30%	$1.53
Service Class Shares	1,000.00	1,052.40	0.55%	2.80
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76
LVIP Global Moderate Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,065.90	0.29%	$1.49
Service Class Shares	1,000.00	1,064.60	0.54%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71
LVIP Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,073.50	0.29%	$1.49
Service Class Shares	1,000.00	1,072.20	0.54%	2.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.29%	$1.45
Service Class Shares	1,000.00	1,022.10	0.54%	2.71

LVIP Global Allocation Managed Risk Funds-1

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Conservative Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.13%
Investment Companies	96.13%
Equity Funds	29.72%
Fixed Income Funds	56.10%
Global Equity Fund	0.76%
Global Fixed Income Fund	0.41%
International Equity Funds	9.14%
Unaffiliated Investment	3.73%
Investment Company	3.73%
Money Market Fund	3.73%
Total Investments	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%
LVIP Global Moderate Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.89%
Investment Companies	96.89%
Equity Funds	39.29%
Fixed Income Funds	37.27%
Global Equity Fund	1.18%
Global Fixed Income Fund	0.41%
International Equity Funds	18.74%
Unaffiliated Investment	2.92%
Investment Company	2.92%
Money Market Fund	2.92%
Total Investments	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%
LVIP Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.79%
Investment Companies	96.79%
Equity Funds	44.02%
Fixed Income Funds	27.76%
Global Equity Fund	1.27%
Global Fixed Income Fund	0.41%
International Equity Funds	23.33%
Unaffiliated Investment	3.02%
Investment Company	3.02%
Money Market Fund	3.02%
Total Investments	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds-3

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.13%
INVESTMENT COMPANIES–96.13%
Equity Funds–29.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	351,020	$ 3,772,061
LVIP Delaware Mid Cap Value Fund	408,226	16,765,854
LVIP Delaware Value Fund	1,649,957	42,529,296
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,005,907	25,996,553
LVIP SSGA Mid-Cap Index Fund	1,413,328	17,518,203
LVIP SSGA Nasdaq-100 Index Fund	209,719	2,258,038
LVIP SSGA S&P 500 Index Fund	2,507,667	63,975,595
LVIP SSGA Small-Cap Index Fund	746,195	22,006,793
LVIP T. Rowe Price Growth Stock Fund	852,502	39,401,781
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	613,794	16,785,420
		251,009,594
Fixed Income Funds–56.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	2,164,890	19,717,819
LVIP Delaware Bond Fund	16,807,423	196,209,860
LVIP JPMorgan High Yield Fund	2,371,134	22,596,903
LVIP PIMCO Low Duration Bond Fund	1,603,862	14,851,761
LVIP SSGA Bond Index Fund	3,159,952	31,545,797
LVIP SSGA Short-Term Bond Index Fund	548,556	5,388,470
LVIP Western Asset Core Bond Fund	21,557,484	183,475,747
		473,786,357
Global Equity Fund–0.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	909,393	6,393,035
		6,393,035
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.41%
✧✧Lincoln Variable Insurance Products Trust– LVIP Mondrian Global Income Fund	379,184	$ 3,497,218
		3,497,218
International Equity Funds–9.14%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,133,647	8,775,560
LVIP Loomis Sayles Global Growth Fund	584,071	8,471,369
LVIP MFS International Growth Fund	856,822	17,069,604
LVIP Mondrian International Value Fund	1,272,714	20,484,329
LVIP SSGA International Index Fund	2,187,065	22,399,923
		77,200,785
Total Affiliated Investments (Cost $754,928,503)		811,886,989

UNAFFILIATED INVESTMENT–3.73%
INVESTMENT COMPANY–3.73%
Money Market Fund–3.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	31,506,462	31,506,462
Total Unaffiliated Investment (Cost $31,506,462)		31,506,462

TOTAL INVESTMENTS–99.86% (Cost $786,434,965)	843,393,451
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,196,166
NET ASSETS APPLICABLE TO 71,770,942 SHARES OUTSTANDING–100.00%	$844,589,617

LVIP Global Allocation Managed Risk Funds-4

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	Australian Dollar	$ 267,120	$ 270,935	9/18/23	$ —	$ (3,815)
10	British Pound	793,688	786,852	9/18/23	6,836	—
13	Euro	1,779,862	1,765,085	9/18/23	14,777	—
9	Japanese Yen	788,906	818,951	9/18/23	—	(30,045)
1	Swedish Krona	186,060	186,511	9/18/23	—	(451)
					21,613	(34,311)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	199,580	201,698	9/15/23	—	(2,118)
19	E-mini Russell 2000 Index	1,808,515	1,799,857	9/15/23	8,658	—
53	E-mini S&P 500 Index	11,893,862	11,516,272	9/15/23	377,590	—
14	E-mini S&P MidCap 400 Index	3,701,740	3,604,830	9/15/23	96,910	—
46	Euro STOXX 50 Index	2,222,142	2,185,781	9/15/23	36,361	—
9	FTSE 100 Index	861,993	867,371	9/15/23	—	(5,378)
6	OMXS 30 Index	128,855	129,123	7/21/23	—	(268)
3	SPI 200 Index	357,773	353,678	9/21/23	4,095	—
6	TOPIX Index	951,384	921,035	9/7/23	30,349	—
					553,963	(7,764)
Total Futures Contracts					$575,576	$(42,075)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-5

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.89%
INVESTMENT COMPANIES–96.89%
Equity Funds–39.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	2,753,396	$ 29,587,992
LVIP Delaware Mid Cap Value Fund	3,159,058	129,742,523
LVIP Delaware Value Fund	10,608,272	273,438,810
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	19,102,707	247,571,086
LVIP SSGA Mid-Cap Index Fund	8,080,297	100,155,287
LVIP SSGA Nasdaq-100 Index Fund	1,917,917	20,650,209
LVIP SSGA S&P 500 Index Fund	22,460,183	573,004,184
LVIP SSGA Small-Cap Index Fund	5,660,350	166,935,033
LVIP T. Rowe Price Growth Stock Fund	4,960,003	229,246,375
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,756,049	130,063,681
		1,900,395,180
Fixed Income Funds–37.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	14,856,493	135,312,942
LVIP Delaware Bond Fund	57,128,790	666,921,493
LVIP JPMorgan High Yield Fund	10,264,585	97,821,493
LVIP PIMCO Low Duration Bond Fund	10,048,604	93,050,070
LVIP SSGA Bond Index Fund	19,423,308	193,902,881
LVIP SSGA Short-Term Bond Index Fund	2,536,880	24,919,775
LVIP Western Asset Core Bond Fund	69,393,557	590,608,566
		1,802,537,220
Global Equity Fund–1.18%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	8,124,799	57,117,335
		57,117,335
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.41%
✧✧Lincoln Variable Insurance Products Trust– LVIP Mondrian Global Income Fund	2,168,208	$ 19,997,381
		19,997,381
International Equity Funds–18.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,718,124	48,625,784
LVIP Franklin Templeton Multi-Factor International Equity Fund	9,097,731	70,425,536
LVIP Loomis Sayles Global Growth Fund	6,677,996	96,857,654
LVIP MFS International Growth Fund	8,589,578	171,121,567
LVIP Mondrian International Value Fund	13,045,656	209,969,837
LVIP SSGA Emerging Markets Equity Index Fund	14,655,757	146,513,604
LVIP SSGA International Index Fund	15,890,097	162,746,375
		906,260,357
Total Affiliated Investments (Cost $3,997,826,024)		4,686,307,473

UNAFFILIATED INVESTMENT–2.92%
INVESTMENT COMPANY–2.92%
Money Market Fund–2.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	141,257,191	141,257,191
Total Unaffiliated Investment (Cost $141,257,191)		141,257,191

TOTAL INVESTMENTS–99.81% (Cost $4,139,083,215)	4,827,564,664
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	9,151,737
NET ASSETS APPLICABLE TO 391,121,078 SHARES OUTSTANDING–100.00%	$4,836,716,401

LVIP Global Allocation Managed Risk Funds-6

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
29	Australian Dollar	$ 1,936,620	$ 1,964,570	9/18/23	$ —	$ (27,950)
65	British Pound	5,158,969	5,114,537	9/18/23	44,432	—
84	Euro	11,500,650	11,405,167	9/18/23	95,483	—
65	Japanese Yen	5,697,656	5,914,646	9/18/23	—	(216,990)
5	Swedish Krona	930,300	932,554	9/18/23	—	(2,254)
					139,915	(247,194)
Equity Contracts:
227	E-mini MSCI Emerging Markets Index	11,326,165	11,447,570	9/15/23	—	(121,405)
116	E-mini Russell 2000 Index	11,041,460	10,986,355	9/15/23	55,105	—
337	E-mini S&P 500 Index	75,627,013	73,226,878	9/15/23	2,400,135	—
86	E-mini S&P MidCap 400 Index	22,739,260	22,143,945	9/15/23	595,315	—
309	Euro STOXX 50 Index	14,926,999	14,682,745	9/15/23	244,254	—
64	FTSE 100 Index	6,129,728	6,167,970	9/15/23	—	(38,242)
42	OMXS 30 Index	901,988	903,864	7/21/23	—	(1,876)
21	SPI 200 Index	2,504,408	2,475,044	9/21/23	29,364	—
45	TOPIX Index	7,135,382	6,907,767	9/7/23	227,615	—
					3,551,788	(161,523)
Total Futures Contracts					$3,691,703	$(408,717)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.79%
INVESTMENT COMPANIES–96.79%
Equity Funds–44.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	4,173,977	$ 44,853,560
LVIP Delaware Mid Cap Value Fund	3,034,547	124,628,859
LVIP Delaware Value Fund	12,710,228	327,618,830
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	27,357,814	354,557,275
LVIP SSGA Mid-Cap Index Fund	19,294,003	239,149,162
LVIP SSGA Nasdaq-100 Index Fund	4,056,745	43,678,977
LVIP SSGA S&P 500 Index Fund	32,195,346	821,367,665
LVIP SSGA Small-Cap Index Fund	8,546,671	252,058,407
LVIP T. Rowe Price Growth Stock Fund	5,535,756	255,857,079
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,564,164	124,816,200
		2,588,586,014
Fixed Income Funds–27.76%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,074,428	100,865,894
LVIP Delaware Bond Fund	53,887,403	629,081,543
LVIP JPMorgan High Yield Fund	14,044,070	133,839,983
LVIP PIMCO Low Duration Bond Fund	7,309,823	67,688,960
LVIP SSGA Bond Index Fund	10,918,277	108,997,160
LVIP SSGA Short-Term Bond Index Fund	1,393,630	13,689,632
LVIP Western Asset Core Bond Fund	67,943,363	578,265,961
		1,632,429,133
Global Equity Fund–1.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	10,605,093	74,553,807
		74,553,807
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.41%
✧✧Lincoln Variable Insurance Products Trust– LVIP Mondrian Global Income Fund	2,620,390	$ 24,167,857
		24,167,857
International Equity Funds–23.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,732,871	55,970,522
LVIP Franklin Templeton Multi-Factor International Equity Fund	17,535,802	135,744,646
LVIP Loomis Sayles Global Growth Fund	8,071,220	117,064,969
LVIP MFS International Growth Fund	13,051,571	260,013,395
LVIP Mondrian International Value Fund	19,097,899	307,380,682
LVIP SSGA Emerging Markets Equity Index Fund	17,994,123	179,887,244
LVIP SSGA International Index Fund	30,801,629	315,470,285
		1,371,531,743
Total Affiliated Investments (Cost $4,723,998,312)		5,691,268,554

UNAFFILIATED INVESTMENT–3.02%
INVESTMENT COMPANY–3.02%
Money Market Fund–3.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	177,780,224	177,780,224
Total Unaffiliated Investment (Cost $177,780,224)		177,780,224

TOTAL INVESTMENTS–99.81% (Cost $4,901,778,536)	5,869,048,778
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	11,016,212
NET ASSETS APPLICABLE TO 490,561,303 SHARES OUTSTANDING–100.00%	$5,880,064,990

LVIP Global Allocation Managed Risk Funds-8

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
36	Australian Dollar	$ 2,404,080	$ 2,438,309	9/18/23	$ —	$ (34,229)
93	British Pound	7,381,294	7,317,721	9/18/23	63,573	—
120	Euro	16,429,500	16,293,096	9/18/23	136,404	—
93	Japanese Yen	8,152,031	8,462,377	9/18/23	—	(310,346)
7	Swedish Krona	1,302,420	1,305,576	9/18/23	—	(3,156)
					199,977	(347,731)
Equity Contracts:
239	E-mini MSCI Emerging Markets Index	11,924,905	12,052,754	9/15/23	—	(127,849)
144	E-mini Russell 2000 Index	13,706,640	13,641,980	9/15/23	64,660	—
386	E-mini S&P 500 Index	86,623,225	83,874,377	9/15/23	2,748,848	—
101	E-mini S&P MidCap 400 Index	26,705,410	26,007,111	9/15/23	698,299	—
441	Euro STOXX 50 Index	21,303,580	20,954,985	9/15/23	348,595	—
91	FTSE 100 Index	8,715,706	8,770,082	9/15/23	—	(54,376)
60	OMXS 30 Index	1,288,553	1,291,233	7/21/23	—	(2,680)
30	SPI 200 Index	3,577,727	3,535,778	9/21/23	41,949	—
64	TOPIX Index	10,148,099	9,824,380	9/7/23	323,719	—
					4,226,070	(184,905)
Total Futures Contracts					$4,426,047	$(532,636)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$811,886,989	$4,686,307,473	$5,691,268,554
Unaffiliated investments, at value	31,506,462	141,257,191	177,780,224
Cash collateral held at broker for futures contracts	1,312,070	8,753,980	10,850,251
Variation margin due from broker on futures contracts	216,383	1,458,554	1,757,507
Receivable for securities sold	159,601	1,592,272	1,972,811
Dividends and interest receivable	127,837	577,104	726,010
Receivable for fund shares sold	77,060	83,979	60,606
Prepaid expenses	2,473	21,210	16,830
TOTAL ASSETS	845,288,875	4,840,051,763	5,884,432,793
LIABILITIES:
Due to manager and affiliates	345,166	1,992,164	2,442,856
Payable for fund shares redeemed	292,114	1,254,646	1,836,322
Other accrued expenses payable	61,978	88,552	88,625
TOTAL LIABILITIES	699,258	3,335,362	4,367,803
TOTAL NET ASSETS	$844,589,617	$4,836,716,401	$5,880,064,990
Affiliated investments, at cost	$754,928,503	$3,997,826,024	$4,723,998,312
Unaffiliated investments, at cost	31,506,462	141,257,191	177,780,224
Standard Class:
Net Assets	$ 82,998,645	$ 187,249,283	$ 227,148,892
Shares Outstanding	7,043,160	15,119,562	18,929,436
Net Asset Value Per Share	$ 11.784	$ 12.385	$ 12.000
Service Class:
Net Assets	$761,590,972	$4,649,467,118	$5,652,916,098
Shares Outstanding	64,727,782	376,001,516	471,631,867
Net Asset Value Per Share	$ 11.766	$ 12.366	$ 11.986
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$844,701,563	$4,790,854,775	$5,820,977,714
Distributable earnings/(accumulated loss)	(111,946)	45,861,626	59,087,276
TOTAL NET ASSETS	$844,589,617	$4,836,716,401	$5,880,064,990
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 765,769	$ 3,613,039	$ 4,433,147
EXPENSES:
Management fees	1,060,957	5,992,966	7,276,186
Distribution fees-Service Class	959,314	5,765,814	7,002,515
Shareholder servicing fees	123,071	695,184	844,038
Accounting and administration expenses	70,848	263,536	313,756
Professional fees	28,090	68,995	77,842
Trustees’ fees and expenses	15,168	85,355	103,669
Custodian fees	11,949	45,092	59,407
Reports and statements to shareholders	9,572	32,246	37,671
Consulting fees	1,934	3,353	3,725
Pricing fees	621	627	627
Other	12,360	65,425	82,967
	2,293,884	13,018,593	15,802,403
Less:
Management fees waived	(42,438)	(359,578)	(291,047)
Total operating expenses	2,251,446	12,659,015	15,511,356
NET INVESTMENT LOSS	(1,485,677)	(9,045,976)	(11,078,209)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	13,637,240	159,279,353	230,372,887
Foreign currencies	33,851	201,048	286,785
Futures contracts	(4,753,168)	(61,172,584)	(94,405,358)
Net realized gain	8,917,923	98,307,817	136,254,314
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	40,555,303	229,154,187	296,310,048
Foreign currencies	(48,979)	(246,654)	(232,107)
Futures contracts	(4,171,995)	(15,793,534)	(12,184,969)
Net change in unrealized appreciation (depreciation)	36,334,329	213,113,999	283,892,972
NET REALIZED AND UNREALIZED GAIN	45,252,252	311,421,816	420,147,286
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,766,575	$302,375,840	$409,069,077
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,485,677)	$ 18,137,411	$ (9,045,976)	$ 95,896,919	$ (11,078,209)	$ 108,676,161
Net realized gain	8,917,923	19,737,118	98,307,817	130,612,424	136,254,314	161,280,701
Net change in unrealized appreciation (depreciation)	36,334,329	(211,190,057)	213,113,999	(1,340,229,445)	283,892,972	(1,743,901,933)
Net increase (decrease) in net assets resulting from operations	43,766,575	(173,315,528)	302,375,840	(1,113,720,102)	409,069,077	(1,473,945,071)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,374,066)	—	(20,348,096)	—	(25,834,482)
Service Class	—	(80,600,314)	—	(515,780,897)	—	(673,139,722)
Return of capital:
Standard Class	—	—	—	(439,896)	—	(436,635)
Service Class	—	—	—	(11,516,771)	—	(11,887,086)
	—	(88,974,380)	—	(548,085,660)	—	(711,297,925)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,091,264	18,970,831	20,751,585	21,578,385	15,608,902	18,409,331
Service Class	14,962,260	25,618,732	30,828,622	72,524,563	21,278,449	52,402,931
Reinvestment of dividends and distributions:
Standard Class	—	8,374,066	—	20,787,992	—	26,271,117
Service Class	—	80,600,314	—	527,297,668	—	685,026,808
	22,053,524	133,563,943	51,580,207	642,188,608	36,887,351	782,110,187
Cost of shares redeemed:
Standard Class	(8,944,805)	(21,017,467)	(26,502,828)	(39,386,896)	(21,498,230)	(24,723,852)
Service Class	(70,257,772)	(137,196,821)	(311,556,691)	(641,995,840)	(395,711,504)	(748,867,840)
	(79,202,577)	(158,214,288)	(338,059,519)	(681,382,736)	(417,209,734)	(773,591,692)
Increase (decrease) in net assets derived from capital share transactions	(57,149,053)	(24,650,345)	(286,479,312)	(39,194,128)	(380,322,383)	8,518,495
NET INCREASE (DECREASE) IN NET ASSETS	(13,382,478)	(286,940,253)	15,896,528	(1,700,999,890)	28,746,694	(2,176,724,501)
NET ASSETS:
Beginning of period	857,972,095	1,144,912,348	4,820,819,873	6,521,819,763	5,851,318,296	8,028,042,797
End of period	$844,589,617	$ 857,972,095	$4,836,716,401	$ 4,820,819,873	$5,880,064,990	$ 5,851,318,296
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.184	$ 14.716	$ 14.510	$ 14.113	$ 13.097	$ 14.301
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.270	0.251	0.222	0.297	0.324
Net realized and unrealized gain (loss)	0.607	(2.543)	0.854	0.758	1.651	(0.950)
Total from investment operations	0.600	(2.273)	1.105	0.980	1.948	(0.626)
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.527)	(0.307)	(0.366)	(0.367)
Net realized gain	—	(0.935)	(0.372)	(0.276)	(0.566)	(0.211)
Total dividends and distributions	—	(1.259)	(0.899)	(0.583)	(0.932)	(0.578)
Net asset value, end of period	$ 11.784	$ 11.184	$ 14.716	$ 14.510	$ 14.113	$ 13.097
Total return[3]	5.36%	(15.40%)	7.63%	7.07%	15.01%	(4.45%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 82,999	$ 80,570	$97,521	$91,578	$ 88,187	$ 78,617
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.29%	0.30%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.31%	0.30%
Ratio of net investment income (loss) to average net assets	(0.12%) [5]	2.12%	1.67%	1.60%	2.10%	2.29%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13%) [5]	2.11%	1.66%	1.59%	2.10%	2.29%
Portfolio turnover	12%	16%	17%	26%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.180	$ 14.710	$ 14.504	$ 14.108	$ 13.094	$ 14.294
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	0.239	0.213	0.187	0.261	0.288
Net realized and unrealized gain (loss)	0.607	(2.542)	0.853	0.755	1.649	(0.948)
Total from investment operations	0.586	(2.303)	1.066	0.942	1.910	(0.660)
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.488)	(0.270)	(0.330)	(0.329)
Net realized gain	—	(0.935)	(0.372)	(0.276)	(0.566)	(0.211)
Total dividends and distributions	—	(1.227)	(0.860)	(0.546)	(0.896)	(0.540)
Net asset value, end of period	$ 11.766	$ 11.180	$ 14.710	$ 14.504	$ 14.108	$ 13.094
Total return[3]	5.24%	(15.61%)	7.37%	6.81%	14.72%	(4.69%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$761,591	$ 777,402	$1,047,392	$1,095,434	$1,137,454	$1,098,660
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.54%	0.55%	0.56%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.55%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.37%) [5]	1.87%	1.42%	1.35%	1.85%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%) [5]	1.86%	1.41%	1.34%	1.85%	2.04%
Portfolio turnover	12%	16%	17%	26%	18%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.619	$ 15.824	$ 15.264	$ 14.876	$ 13.850	$ 15.105
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.272	0.266	0.212	0.288	0.310
Net realized and unrealized gain (loss)	0.774	(3.026)	1.377	0.680	1.761	(1.128)
Total from investment operations	0.766	(2.754)	1.643	0.892	2.049	(0.818)
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.491)	(0.308)	(0.347)	(0.370)
Net realized gain	—	(1.111)	(0.592)	(0.196)	(0.676)	(0.067)
Return of capital	—	(0.030)	—	—	—	—
Total dividends and distributions	—	(1.451)	(1.083)	(0.504)	(1.023)	(0.437)
Net asset value, end of period	$ 12.385	$ 11.619	$ 15.824	$ 15.264	$ 14.876	$ 13.850
Total return[3]	6.59%	(17.38%)	10.82%	6.10%	15.02%	(5.43%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,249	$ 181,278	$239,240	$230,183	$231,407	$206,919
Ratio of expenses to average net assets[4]	0.29%	0.28%	0.28%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14%) [5]	2.02%	1.66%	1.46%	1.96%	2.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	2.00%	1.64%	1.45%	1.96%	2.06%
Portfolio turnover	14%	19%	15%	25%	19%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.616	$ 15.818	$ 15.259	$ 14.872	$ 13.848	$ 15.100
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.023)	0.238	0.226	0.176	0.251	0.272
Net realized and unrealized gain (loss)	0.773	(3.022)	1.375	0.677	1.759	(1.125)
Total from investment operations	0.750	(2.784)	1.601	0.853	2.010	(0.853)
Less dividends and distributions from:
Net investment income	—	(0.277)	(0.450)	(0.270)	(0.310)	(0.332)
Net realized gain	—	(1.111)	(0.592)	(0.196)	(0.676)	(0.067)
Return of capital	—	(0.030)	—	—	—	—
Total dividends and distributions	—	(1.418)	(1.042)	(0.466)	(0.986)	(0.399)
Net asset value, end of period	$ 12.366	$ 11.616	$ 15.818	$ 15.259	$ 14.872	$ 13.848
Total return[3]	6.46%	(17.58%)	10.54%	5.83%	14.73%	(5.67%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,649,467	$4,639,542	$6,282,579	$6,317,244	$6,612,145	$6,314,626
Ratio of expenses to average net assets[4]	0.54%	0.53%	0.53%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39%) [5]	1.77%	1.41%	1.21%	1.71%	1.81%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [5]	1.75%	1.39%	1.20%	1.71%	1.81%
Portfolio turnover	14%	19%	15%	25%	19%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.178	$ 15.603	$ 14.964	$ 14.561	$ 13.467	$ 14.765
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.248	0.250	0.210	0.275	0.288
Net realized and unrealized gain (loss)	0.830	(3.169)	1.648	0.632	1.826	(1.224)
Total from investment operations	0.822	(2.921)	1.898	0.842	2.101	(0.936)
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.491)	(0.317)	(0.331)	(0.362)
Net realized gain	—	(1.195)	(0.768)	(0.122)	(0.676)	—
Return of capital	—	(0.025)	—	—	—	—
Total dividends and distributions	—	(1.504)	(1.259)	(0.439)	(1.007)	(0.362)
Net asset value, end of period	$ 12.000	$ 11.178	$ 15.603	$ 14.964	$ 14.561	$ 13.467
Total return[3]	7.35%	(18.68%)	12.77%	5.86%	15.86%	(6.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,149	$ 217,367	$274,559	$251,167	$244,405	$215,402
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.28%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.29%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14%) [5]	1.89%	1.58%	1.49%	1.91%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	1.88%	1.57%	1.48%	1.91%	1.96%
Portfolio turnover	13%	19%	15%	24%	17%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.179	$ 15.602	$ 14.964	$ 14.562	$ 13.470	$ 14.763
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	0.215	0.210	0.174	0.239	0.251
Net realized and unrealized gain (loss)	0.829	(3.168)	1.646	0.630	1.823	(1.220)
Total from investment operations	0.807	(2.953)	1.856	0.804	2.062	(0.969)
Less dividends and distributions from:
Net investment income	—	(0.250)	(0.450)	(0.280)	(0.294)	(0.324)
Net realized gain	—	(1.195)	(0.768)	(0.122)	(0.676)	—
Return of capital	—	(0.025)	—	—	—	—
Total dividends and distributions	—	(1.470)	(1.218)	(0.402)	(0.970)	(0.324)
Net asset value, end of period	$ 11.986	$ 11.179	$ 15.602	$ 14.964	$ 14.562	$ 13.470
Total return[3]	7.22%	(18.88%)	12.49%	5.59%	15.56%	(6.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,652,916	$5,633,951	$7,753,483	$7,757,915	$8,302,212	$7,976,326
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.53%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.54%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39%) [5]	1.64%	1.33%	1.24%	1.66%	1.71%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [5]	1.63%	1.32%	1.23%	1.66%	1.71%
Portfolio turnover	13%	19%	15%	24%	17%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$35,228	$198,487	$241,027
Legal	5,652	31,843	38,668
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$5,125	$10,607	$11,571
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$166,265	$928,217	$1,150,910
Distribution fees payable to LFD	156,270	949,401	1,152,767
Printing and mailing fees payable to Lincoln Life	2,541	—	111
Shareholder servicing fees payable to Lincoln Life	20,090	114,546	139,068
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.13%@
Equity Funds-29.72%@
×,✧✧LVIP MFS Value Fund	$ 13,570,321	$ 268,731	$ 13,728,761	$ 2,843,018	$ (2,953,309)	$—	$ —	—	$—	$—
✧✧LVIP Channing Small Cap Value Fund	3,282,855	324,146	268,060	2,140	430,980	—	3,772,061	351,020	—	—
✧✧LVIP Delaware Mid Cap Value Fund	15,880,450	1,773,954	1,449,795	52,491	508,754	—	16,765,854	408,226	—	—
✧✧‡LVIP Delaware Value Fund	—	43,331,114	1,532,083	(14,756)	745,021	—	42,529,296	1,649,957	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	28,066,939	74,633	4,222,914	49,467	2,028,428	—	25,996,553	2,005,907	—	—
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Mid-Cap Index Fund	$ 16,110,071	$ 1,428,686	$ 1,458,808	$ 83,764	$ 1,354,490	$—	$ 17,518,203	1,413,328	$—	$—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,895,945	5,905	329,949	(27,967)	714,104	—	2,258,038	209,719	—	—
✧✧LVIP SSGA S&P 500 Index Fund	88,882,458	192,031	36,750,960	18,617,779	(6,965,713)	—	63,975,595	2,507,667	—	—
✧✧LVIP SSGA Small-Cap Index Fund	19,714,060	2,183,533	1,516,601	28,410	1,597,391	—	22,006,793	746,195	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	34,247,233	106,058	5,330,910	(582,533)	10,961,933	—	39,401,781	852,502	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	15,326,067	530,919	1,315,650	(252,500)	2,496,584	—	16,785,420	613,794	—	—
Fixed Income Funds-56.10%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	38,938,980	66,102	20,023,897	(1,655,391)	2,392,025	—	19,717,819	2,164,890	—	—
✧✧LVIP Delaware Bond Fund	186,584,928	21,950,949	16,408,108	(3,083,931)	7,166,022	—	196,209,860	16,807,423	—	—
✧✧LVIP JPMorgan High Yield Fund	22,981,198	339,388	1,689,308	(196,352)	1,161,977	—	22,596,903	2,371,134	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	21,756,974	47,722	7,163,265	(268,171)	478,501	—	14,851,761	1,603,862	—	—
✧✧LVIP SSGA Bond Index Fund	33,069,715	647,882	2,904,309	(318,904)	1,051,413	—	31,545,797	3,159,952	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,619,748	161,705	473,614	(9,231)	89,862	—	5,388,470	548,556	—	—
✧✧LVIP Western Asset Core Bond Fund	181,814,456	11,786,635	15,697,400	(2,334,914)	7,906,970	—	183,475,747	21,557,484	—	—
Global Equity Fund-0.76%@
✧✧LVIP BlackRock Real Estate Fund	6,489,983	469,731	766,447	(226,539)	426,307	—	6,393,035	909,393	—	—
Global Fixed Income Fund-0.41%@
✧✧LVIP Mondrian Global Income Fund	5,849,640	68,391	2,448,930	(103,893)	132,010	—	3,497,218	379,184	—	—
International Equity Funds-9.14%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,494,648	761,141	1,279,272	20,812	778,231	—	8,775,560	1,133,647	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	7,958,819	23,621	1,525,796	168,391	1,846,334	—	8,471,369	584,071	—	—
✧✧LVIP MFS International Growth Fund	24,821,927	499,644	11,056,687	1,137,961	1,666,759	—	17,069,604	856,822	—	—
✧✧LVIP Mondrian International Value Fund	20,415,672	741,519	3,169,912	(298,091)	2,795,141	—	20,484,329	1,272,714	—	—
✧✧LVIP SSGA International Index Fund	13,659,615	8,351,204	1,362,164	6,180	1,745,088	—	22,399,923	2,187,065	—	—
Total	$815,432,702	$96,135,344	$153,873,600	$13,637,240	$40,555,303	$—	$811,886,989		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.89%@
Equity Funds-39.29%@
✧✧LVIP Channing Small Cap Value Fund	$ 25,540,222	$ 2,395,478	$ 1,719,222	$ 5,433	$ 3,366,081	$—	$ 29,587,992	2,753,396	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	121,850,663	12,845,061	9,242,349	576,268	3,712,880	—	129,742,523	3,159,058	—	—
✧✧‡LVIP Delaware Value Fund	—	275,859,783	7,143,471	(74,391)	4,796,889	—	273,438,810	10,608,272	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	264,255,755	780,401	37,121,402	(139,880)	19,796,212	—	247,571,086	19,102,707	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	91,333,296	7,504,628	6,838,614	384,086	7,771,891	—	100,155,287	8,080,297	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,199,655	—	2,788,305	(248,564)	6,487,423	—	20,650,209	1,917,917	—	—
✧✧LVIP SSGA S&P 500 Index Fund	819,567,724	—	352,236,620	173,525,249	(67,852,169)	—	573,004,184	22,460,183	—	—
✧✧LVIP SSGA Small-Cap Index Fund	148,317,524	16,330,406	9,936,519	88,858	12,134,764	—	166,935,033	5,660,350	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	197,636,448	—	28,417,567	(5,394,798)	65,422,292	—	229,246,375	4,960,003	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	117,767,281	3,488,406	8,464,439	(178,883)	17,451,316	—	130,063,681	4,756,049	—	—
Fixed Income Funds-37.27%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	212,815,062	—	81,714,569	(7,624,806)	11,837,255	—	135,312,942	14,856,493	—	—
✧✧LVIP Delaware Bond Fund	580,654,405	113,836,049	39,974,057	(8,350,839)	20,755,935	—	666,921,493	57,128,790	—	—
✧✧LVIP JPMorgan High Yield Fund	98,625,123	1,836,966	6,793,806	(908,100)	5,061,310	—	97,821,493	10,264,585	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	155,203,198	—	63,781,964	(3,752,741)	5,381,577	—	93,050,070	10,048,604	—	—
✧✧LVIP SSGA Bond Index Fund	201,484,322	4,866,568	16,925,827	(1,859,631)	6,337,449	—	193,902,881	19,423,308	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	27,637,446	879,208	3,997,574	(72,642)	473,337	—	24,919,775	2,536,880	—	—
✧✧LVIP Western Asset Core Bond Fund	565,721,412	54,555,216	47,092,248	(8,653,252)	26,077,438	—	590,608,566	69,393,557	—	—
Global Equity Fund-1.18%@
✧✧LVIP BlackRock Real Estate Fund	57,482,611	3,710,687	5,822,021	(1,729,828)	3,475,886	—	57,117,335	8,124,799	—	—
Global Fixed Income Fund-0.41%@
✧✧LVIP Mondrian Global Income Fund	33,152,630	507,548	13,823,493	(1,730,128)	1,890,824	—	19,997,381	2,168,208	—	—
International Equity Funds-18.74%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	38,042,753	12,193,455	3,717,215	(642,973)	2,749,764	—	48,625,784	6,718,124	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	127,097,932	—	68,036,088	1,301,491	10,062,201	—	70,425,536	9,097,731	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	90,242,493	—	16,260,408	1,787,619	21,087,950	—	96,857,654	6,677,996	—	—
✧✧LVIP MFS International Growth Fund	228,911,470	562,572	84,539,265	23,038,872	3,147,918	—	171,121,567	8,589,578	—	—
✧✧LVIP Mondrian International Value Fund	147,131,120	63,347,201	19,237,255	34,083	18,694,688	—	209,969,837	13,045,656	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	129,959,766	19,059,997	8,931,808	(154,127)	6,579,776	—	146,513,604	14,655,757	—	—
LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 98,711,903	$ 62,681,764	$ 11,153,569	$ 52,977	$ 12,453,300	$—	$ 162,746,375	15,890,097	$—	$—
Total	$4,596,342,214	$657,241,394	$955,709,675	$159,279,353	$229,154,187	$—	$4,686,307,473		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.79%@
Equity Funds-44.02%@
✧✧LVIP Channing Small Cap Value Fund	$ 38,983,489	$ 3,785,132	$ 3,018,160	$ (11,943)	$ 5,115,042	$—	$ 44,853,560	4,173,977	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	117,854,639	12,220,595	9,507,848	(349,158)	4,410,631	—	124,628,859	3,034,547	—	—
✧✧LVIP Delaware Value Fund	—	331,013,260	9,062,110	(88,793)	5,756,473	—	327,618,830	12,710,228	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,806,139	41,425,912	33,624,802	(552,938)	28,502,964	—	354,557,275	27,357,814	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	219,587,600	17,645,797	17,523,533	904,914	18,534,384	—	239,149,162	19,294,003	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	36,628,552	—	6,183,766	(560,266)	13,794,457	—	43,678,977	4,056,745	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,166,775,388	—	495,902,909	223,402,808	(72,907,622)	—	821,367,665	32,195,346	—	—
✧✧LVIP SSGA Small-Cap Index Fund	225,488,973	25,544,888	17,374,821	61,209	18,338,158	—	252,058,407	8,546,671	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	222,089,508	138,050	33,540,449	(5,195,573)	72,365,543	—	255,857,079	5,535,756	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	113,794,179	3,632,079	9,200,467	(220,230)	16,810,639	—	124,816,200	4,564,164	—	—
Fixed Income Funds-27.76%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	104,665,250	4,432,023	10,578,291	(913,557)	3,260,469	—	100,865,894	11,074,428	—	—
✧✧LVIP Delaware Bond Fund	587,131,103	73,740,598	44,289,974	(9,150,026)	21,649,842	—	629,081,543	53,887,403	—	—
✧✧LVIP JPMorgan High Yield Fund	135,872,504	3,277,920	11,014,461	(1,589,604)	7,293,624	—	133,839,983	14,044,070	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	142,089,372	—	75,828,667	(1,831,897)	3,260,152	—	67,688,960	7,309,823	—	—
✧✧LVIP SSGA Bond Index Fund	114,043,054	3,376,087	10,969,109	(1,223,409)	3,770,537	—	108,997,160	10,918,277	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	15,391,570	560,818	2,486,050	(45,607)	268,901	—	13,689,632	1,393,630	—	—
✧✧LVIP Western Asset Core Bond Fund	572,937,776	41,587,622	53,864,982	(10,737,936)	28,343,481	—	578,265,961	67,943,363	—	—
LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
Global Equity Fund-1.27%@
✧✧LVIP BlackRock Real Estate Fund	$ 75,548,724	$ 4,688,771	$ 7,942,606	$ (670,560)	$ 2,929,478	$—	$ 74,553,807	10,605,093	$—	$—
Global Fixed Income Fund-0.41%@
✧✧LVIP Mondrian Global Income Fund	40,344,296	801,732	17,182,320	(2,417,096)	2,621,245	—	24,167,857	2,620,390	—	—
International Equity Funds-23.33%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	43,403,982	14,736,434	4,584,314	(479,420)	2,893,840	—	55,970,522	7,732,871	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	168,734,419	—	48,449,362	558,418	14,901,171	—	135,744,646	17,535,802	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	109,819,907	—	20,489,576	2,225,100	25,509,538	—	117,064,969	8,071,220	—	—
✧✧LVIP MFS International Growth Fund	307,951,418	8,056,167	92,194,194	23,620,662	12,579,342	—	260,013,395	13,051,571	—	—
✧✧LVIP Mondrian International Value Fund	189,482,312	110,052,721	17,220,614	(183,740)	25,250,003	—	307,380,682	19,097,899	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	160,981,488	23,699,741	12,712,405	(257,756)	8,176,176	—	179,887,244	17,994,123	—	—
✧✧LVIP SSGA International Index Fund	353,892,586	—	77,383,166	16,079,285	22,881,580	—	315,470,285	30,801,629	—	—
Total	$5,582,298,228	$724,416,347	$1,142,128,956	$230,372,887	$296,310,048	$—	$5,691,268,554		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$ 96,135,344	$657,241,394	$ 724,416,347
Sales	153,873,600	955,709,675	1,142,128,956
LVIP Global Allocation Managed Risk Funds-25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$786,434,965	$4,139,083,215	$4,901,778,536
Aggregate unrealized appreciation of investments and derivatives	$ 97,492,791	$ 864,940,662	$1,146,495,688
Aggregate unrealized depreciation of investments and derivatives	(40,993,400)	(178,041,468)	(178,905,140)
Net unrealized appreciation of investments and derivatives	$ 56,499,391	$ 686,899,194	$ 967,590,548
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$811,886,989	$4,686,307,473	$5,691,268,554
Unaffiliated Investment Companies	31,506,462	141,257,191	177,780,224
Total Investments	$843,393,451	$4,827,564,664	$5,869,048,778
LVIP Global Allocation Managed Risk Funds-26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Derivatives:
Assets:
Futures Contracts	$ 575,576	$ 3,691,703	$ 4,426,047
Derivatives:
Liabilities:
Futures Contracts	$ (42,075)	$ (408,717)	$ (532,636)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	613,855	1,613,743	1,723,724	1,601,766	1,342,566	1,442,988
Service Class	1,306,982	2,022,069	2,573,180	5,413,619	1,836,966	3,976,308
Shares reinvested:
Standard Class	—	737,321	—	1,756,195	—	2,313,861
Service Class	—	7,105,761	—	44,602,633	—	60,389,953
	1,920,837	11,478,894	4,296,904	53,374,213	3,179,532	68,123,110
Shares redeemed:
Standard Class	(774,969)	(1,773,749)	(2,206,088)	(2,874,663)	(1,859,529)	(1,907,474)
Service Class	(6,112,747)	(10,799,012)	(25,998,276)	(47,769,217)	(34,197,652)	(57,339,702)
	(6,887,716)	(12,572,761)	(28,204,364)	(50,643,880)	(36,057,181)	(59,247,176)
Net increase (decrease)	(4,966,879)	(1,093,867)	(23,907,460)	2,730,333	(32,877,649)	8,875,934
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Global Allocation Managed Risk Funds-27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$553,963	Variation margin due from broker on futures contracts	$ (7,764)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	21,613	Variation margin due from broker on futures contracts	(34,311)
Total		$575,576		$(42,075)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,107,708)	$(4,344,425)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(645,460)	172,430
Total		$(4,753,168)	$(4,171,995)
LVIP Global Allocation Managed Risk Funds-28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$3,551,788	Variation margin due from broker on futures contracts	$(161,523)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	139,915	Variation margin due from broker on futures contracts	(247,194)
Total		$3,691,703		$(408,717)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(53,229,254)	$(17,227,247)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,943,330)	1,433,713
Total		$(61,172,584)	$(15,793,534)
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$4,226,070	Variation margin due from broker on futures contracts	$(184,905)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	199,977	Variation margin due from broker on futures contracts	(347,731)
Total		$4,426,047		$(532,636)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP Global Allocation Managed Risk Funds-29

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(80,896,608)	$(14,509,541)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(13,508,750)	2,324,572
Total		$(94,405,358)	$(12,184,969)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$ 14,289,987	$ 54,755,302
LVIP Global Moderate Allocation Managed Risk Fund	98,127,214	312,172,920
LVIP Global Growth Allocation Managed Risk Fund	150,797,695	336,870,539
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Global Allocation Managed Risk Funds-30

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-31

LVIP Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Allocation Managed Risk Funds-32

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Government Money Market Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission monthly on Form N-MFP. The Trust’s Form N-MFP is available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,021.60	0.41%	$2.06
Service Class Shares	1,000.00	1,020.40	0.66%	3.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.41%	$2.06
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Security Type/Sector	Percentage of Net Assets
Agency Obligations	37.13%
U.S. Treasury Obligations	6.03%
Repurchase Agreements	56.77%
Money Market Fund	0.03%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–37.13%
Federal Farm Credit Banks Funding Corp.
•5.09% (SOFR + 0.03%) 7/25/23	3,445,000	$ 3,444,993
•5.10% (SOFR + 0.04%) 7/12/23	785,000	784,999
•5.11% (SOFR + 0.05%) 8/22/23	5,520,000	5,520,000
•5.11% (SOFR + 0.05%) 9/28/23	3,815,000	3,815,000
•5.11% (SOFR + 0.05%) 10/16/23	6,510,000	6,510,000
•5.11% (SOFR + 0.05%) 2/20/24	8,745,000	8,745,000
•5.11% (SOFR + 0.05%) 5/09/24	5,290,000	5,290,000
•5.12% (SOFR + 0.06%) 11/22/23	7,075,000	7,075,000
•5.12% (SOFR + 0.06%) 1/10/24	1,110,000	1,110,000
•5.15% (SOFR + 0.09%) 8/26/24	10,480,000	10,480,000
•5.16% (SOFR + 0.10%) 8/01/24	2,620,000	2,620,000
•5.20% (SOFR + 0.14%) 11/07/24	7,010,000	7,010,000
•5.23% (SOFR + 0.17%) 1/23/25	6,240,000	6,240,000
Federal Farm Credit Discount Notes
4.85% 10/16/23	925,000	912,216
4.86% 11/13/23	925,000	908,870
5.20% 9/11/23	3,240,000	3,207,600
Federal Home Loan Bank Discount Notes
4.90% 8/04/23	3,580,000	3,564,061
4.98% 2/02/24	4,230,000	4,111,222
4.99% 8/29/23	3,880,000	3,849,350
5.01% 7/14/23	2,105,000	2,101,306
5.09% 2/09/24	11,500,000	11,159,491
5.12% 7/25/23	12,300,000	12,259,328
5.15% 8/16/23	6,660,000	6,617,365
5.19% 9/01/23	6,145,000	6,092,191
5.21% 7/19/23	8,735,000	8,712,726
5.24% 9/15/23	25,125,000	24,860,322
5.50% 2/09/24	6,545,000	6,332,557
Federal Home Loan Banks
3.38% 9/01/23	7,720,000	7,717,167
•5.06% (SOFR + 0.01%) 8/03/23	33,000,000	33,000,000
•5.06% (SOFR + 0.01%) 8/08/23	23,400,000	23,400,000
•5.07% (SOFR + 0.01%) 8/25/23	17,780,000	17,780,000
•5.08% (SOFR + 0.02%) 7/13/23	25,300,000	25,300,000
•5.08% (SOFR + 0.02%) 9/08/23	14,400,000	14,400,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•5.08% (SOFR + 0.02%) 9/18/23	26,690,000	$ 26,690,000
•5.08% (SOFR + 0.02%) 9/19/23	29,900,000	29,900,000
•5.09% (SOFR + 0.03%) 9/19/23	21,490,000	21,490,000
•5.10% (SOFR + 0.04%) 9/26/23	32,200,000	32,200,000
•5.12% (SOFR + 0.06%) 9/05/23	18,460,000	18,460,000
•5.13% (SOFR + 0.07%) 8/22/23	5,260,000	5,260,000
•5.13% (SOFR + 0.07%) 9/25/23	3,610,000	3,610,000
•5.13% (SOFR + 0.07%) 11/30/23	6,010,000	6,010,000
•5.14% (SOFR + 0.08%) 1/24/24	19,000,000	19,000,000
•5.15% (SOFR + 0.09%) 9/08/23	8,580,000	8,580,000
•5.16% (SOFR + 0.10%) 10/06/23	5,070,000	5,070,000
5.40% 3/27/24	11,470,000	11,470,000
5.45% 3/08/24	4,175,000	4,173,191
Total Agency Obligations (Cost $476,843,955)		476,843,955
U.S. TREASURY OBLIGATIONS–6.03%
U.S. Treasury Bills
≠5.18% 8/01/23	7,525,000	7,496,302
≠5.21% 8/10/23	17,000,000	16,903,572
5.26% 6/13/24	4,370,000	4,161,740
≠5.28% 8/10/23	9,780,000	9,724,200
≠5.28% 8/10/23	9,780,000	9,724,145
≠5.29% 9/14/23	4,660,000	4,610,002
•U.S. Treasury Floating Rate 5.45% (USBMMY3M + 0.20%) 1/31/25	12,000,000	12,000,000
•U.S. Treasury Floating Rate Notes 5.17% (USBMMY3M minus 0.08%) 4/30/24	12,895,000	12,889,175
Total U.S. Treasury Obligations (Cost $77,509,136)		77,509,136
REPURCHASE AGREEMENTS–56.77%
Bank of Montreal 5.05%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $80,011,068 (collateralized by U.S. agency obligations 0.00% 11/15/24-5/15/48 market value $81,600,000).	80,000,000	80,000,000
LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 5.04%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $80,011,047 (collateralized by U.S. agency obligations 0.00%-4.75% 7/13/23-11/15/52 market value $81,634,276).	80,000,000	$ 80,000,000
BNP Paribas 5.05%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $90,012,452 (collateralized by U.S. agency obligations 0.00%-7.00% 10/12/23-6/20/53 market value $91,800,003).	90,000,000	90,000,000
Citigroup Global Markets 5.05%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $85,011,760 (collateralized by U.S. agency obligation 0.50% 8/31/27 market value $86,700,084).	85,000,000	85,000,000
Goldman Sachs & Co. 5.06%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $81,011,229 (collateralized by U.S. agency obligations 0.00%-6.50% 7/18/23-9/15/64 market value $82,620,042).	81,000,000	81,000,000
Mizuho Securities USA 5.06%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $83,011,506 (collateralized by U.S. agency obligations 1.125%-3.00% 8/15/40-8/15/52 market value $84,660,036).	83,000,000	83,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Morgan Stanley 5.05%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $80,011,068 (collateralized by U.S. agency obligations 0.25%-5.25% 11/15/28-8/15/43 market value $81,600,069).	80,000,000	$ 80,000,000
Natixis 5.06%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $75,010,397 (collateralized by U.S. agency obligations 0.125%-6.375% 8/15/24-11/15/51 market value $76,500,093).	75,000,000	75,000,000
TD Securities USA 5.06%, dated 6/30/23, to be repurchased on 7/03/23, repurchase price $75,010,397 (collateralized by U.S. agency obligations 0.113%-4.50% 12/15/36-6/25/53 market value $78,750,000).	75,000,000	75,000,000
Total Repurchase Agreements (Cost $729,000,000)		729,000,000

	Number of Shares
MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund - (seven-day effective yield 5.03%)	391,689	391,689
Total Money Market Fund (Cost $391,689)		391,689

TOTAL INVESTMENTS–99.96% (Cost $1,283,744,780)	1,283,744,780
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	486,293
NET ASSETS APPLICABLE TO 128,424,408 SHARES OUTSTANDING–100.00%	$1,284,231,073
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($569,185,888 / 56,918,714 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($715,045,185 / 71,505,694 Shares)	$10.000
LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,284,239,901
Distributable earnings/(accumulated loss)	(8,828)
TOTAL NET ASSETS	$1,284,231,073

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $7,496,301 payable for securities purchased, $1,707,086 payable for fund shares redeemed, $143,972 other accrued expenses payable and $541,310 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
BNP–BNP Paribas
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$29,795,951
EXPENSES:
Management fees	2,161,723
Distribution fees-Service Class	857,248
Shareholder servicing fees	182,122
Accounting and administration expenses	140,567
Professional fees	30,475
Trustees’ fees and expenses	21,713
Custodian fees	9,928
Reports and statements to shareholders	9,021
Pricing fees	2,197
Consulting fees	1,579
Other	7,544
Total operating expenses	3,424,117
NET INVESTMENT INCOME	26,371,834
NET REALIZED LOSS FROM INVESTMENTS	(82)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,371,752
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 26,371,834	$ 14,637,280
Net realized loss	(82)	(1,128)
Net increase in net assets resulting from operations	26,371,752	14,636,152
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,352,077)	(7,148,011)
Service Class	(14,027,374)	(7,490,288)
	(26,379,451)	(14,638,299)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	238,350,948	617,030,039
Service Class	383,337,000	866,455,954
Reinvestment of dividends and distributions:
Standard Class	12,352,077	7,148,011
Service Class	14,027,374	7,490,288
	648,067,399	1,498,124,292
Cost of shares redeemed:
Standard Class	(277,021,065)	(624,125,305)
Service Class	(353,573,421)	(681,644,344)
	(630,594,486)	(1,305,769,649)
Increase in net assets derived from capital share transactions	17,472,913	192,354,643
NET INCREASE IN NET ASSETS	17,465,214	192,352,496
NET ASSETS:
Beginning of period	1,266,765,859	1,074,413,363
End of period	$1,284,231,073	$ 1,266,765,859
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.214	0.129	0.001	0.028	0.178	0.138
Total from investment operations	0.214	0.129	0.001	0.028	0.178	0.138
Less dividends and distributions from:
Net investment income	(0.214)	(0.129)	(0.001)	(0.028)	(0.178)	(0.138)
Total dividends and distributions	(0.214)	(0.129)	(0.001)	(0.028)	(0.178)	(0.138)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[2]	2.16%	1.31%	0.02%	0.28%	1.79%	1.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$569,186	$595,507	$595,455	$554,767	$544,284	$493,231
Ratio of expenses to average net assets[3]	0.41%	0.33%	0.07%	0.29%	0.48%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.41%	0.41%	0.42%	0.42%	0.45%	0.46%
Ratio of net investment income to average net assets[3]	4.33%	1.35%	0.01%	0.23%	1.77%	1.38%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.33%	1.27%	(0.34%)	0.10%	1.80%	1.41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[3]	The Fund recouped management fees during the years ended December 31, 2019 and 2018, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03% and 0.03%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.202	0.114	0.001	0.019	0.153	0.113
Net realized and unrealized gain	—	—	—	0.001	—	—
Total from investment operations	0.202	0.114	0.001	0.020	0.153	0.113
Less dividends and distributions from:
Net investment income	(0.202)	(0.114)	(0.001)	(0.020)	(0.153)	(0.113)
Total dividends and distributions	(0.202)	(0.114)	(0.001)	(0.020)	(0.153)	(0.113)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[2]	2.04%	1.14%	0.02%	0.21%	1.54%	1.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$715,045	$671,258	$478,959	$502,246	$320,489	$287,330
Ratio of expenses to average net assets[3]	0.66%	0.52%	0.07%	0.33%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.66%	0.66%	0.67%	0.67%	0.70%	0.71%
Ratio of net investment income to average net assets[3]	4.08%	1.16%	0.01%	0.19%	1.52%	1.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.08%	1.02%	(0.59%)	(0.15%)	1.55%	1.16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[3]	The Fund recouped management fees during the years ended December 31, 2019 and 2018, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03% and 0.03%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2023, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$51,384
Legal	8,245
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,710 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFD	$ 633,762	$ 1,173,896	$ 471,241	$ 2,278,899
LFI	1,313,094	3,516,089	821,590	5,650,773
Total	$1,946,856	$4,689,985	$1,292,831	$7,929,672
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$363,440
Distribution fees payable to LFD	147,187
Shareholder servicing fees payable to Lincoln Life	30,683
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$ 476,843,955	$—	$ 476,843,955
U.S. Treasury Obligations	—	77,509,136	—	77,509,136
Repurchase Agreements	—	729,000,000	—	729,000,000
Money Market Fund	391,689	—	—	391,689
Total Investments	$391,689	$1,283,353,091	$—	$1,283,744,780
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund-11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	23,835,095	61,703,005
Service Class	38,333,701	86,645,595
Shares reinvested:
Standard Class	1,235,208	714,801
Service Class	1,402,737	749,029
	64,806,741	149,812,430
Shares redeemed:
Standard Class	(27,702,107)	(62,412,531)
Service Class	(35,357,343)	(68,164,434)
	(63,059,450)	(130,576,965)
Net increase	1,747,291	19,235,465
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Government Money Market Fund-12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-13

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Invesco Select Equity Income Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Income Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,054.80	0.57%	$2.90
Service Class Shares	1,000.00	1,053.00	0.92%	4.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.57%	$2.86
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Invesco Select Equity Income Managed Volatility Fund-1

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	80.09%
Aerospace & Defense	1.87%
Air Freight & Logistics	0.73%
Automobile Components	0.08%
Automobiles	0.74%
Banks	4.68%
Beverages	1.44%
Biotechnology	0.76%
Broadline Retail	0.71%
Building Products	1.06%
Capital Markets	3.98%
Chemicals	1.99%
Commercial Services & Supplies	0.37%
Communications Equipment	0.66%
Construction Materials	0.16%
Consumer Finance	0.94%
Consumer Staples Distribution & Retail	2.48%
Containers & Packaging	0.30%
Distributors	0.07%
Diversified Telecommunication Services	0.90%
Electric Utilities	2.32%
Electrical Equipment	0.84%
Electronic Equipment, Instruments & Components	1.11%
Energy Equipment & Services	0.23%
Entertainment	1.02%
Financial Services	1.76%
Food Products	1.46%
Ground Transportation	1.14%
Health Care Equipment & Supplies	3.96%
Health Care Providers & Services	3.23%
Health Care REITs	0.15%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	1.90%
Household Durables	0.22%
Household Products	0.35%
Industrial Conglomerates	0.67%
Industrial REITs	0.07%
Insurance	2.75%
Interactive Media & Services	0.69%
IT Services	1.05%
Life Sciences Tools & Services	1.09%
Machinery	2.24%
Media	1.57%
Metals & Mining	0.50%
Multi-Utilities	1.35%
Office REITs	0.07%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	6.26%
Passenger Airlines	0.18%
Personal Care Products	0.34%
Pharmaceuticals	4.60%
Professional Services	0.29%
Real Estate Management & Development	0.81%
Residential REITs	0.15%
Retail REITs	0.15%
Semiconductors & Semiconductor Equipment	3.16%
Software	3.45%
Specialized REITs	1.19%
Specialty Retail	1.54%
Technology Hardware, Storage & Peripherals	0.31%
Textiles, Apparel & Luxury Goods	0.16%
Tobacco	0.61%
Trading Companies & Distributors	0.61%
Water Utilities	0.07%
Wireless Telecommunication Services	0.47%
Convertible Preferred Stock	0.07%
Agency Obligation	0.02%
Convertible Bonds	3.04%
Corporate Bonds	4.79%
Advertising	0.02%
Aerospace & Defense	0.08%
Agriculture	0.07%
Airlines	0.02%
Auto Manufacturers	0.07%
Banks	0.63%
Beverages	0.07%
Chemicals	0.00%
Computers	0.08%
Cosmetics & Personal Care	0.02%
Diversified Financial Services	0.83%
Electric	0.13%
Electronics	0.06%
Entertainment	0.10%
Food	0.01%
Forest Products & Paper	0.00%
Gas	0.01%
Health Care Products	0.07%
Health Care Services	0.11%
Insurance	0.38%
Internet	0.13%
Machinery Diversified	0.01%
Media	0.18%
Mining	0.00%
Oil & Gas	0.16%
Pharmaceuticals	0.22%

LVIP Invesco Select Equity Income Managed Volatility Fund-2

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Pipelines	0.20%
Private Equity	0.11%
Real Estate Investment Trusts	0.24%
Retail	0.14%
Semiconductors	0.09%
Software	0.18%
Telecommunications	0.21%
Transportation	0.16%
U.S. Treasury Obligations	3.75%
Money Market Fund	7.48%
U.S. Treasury Obligation	0.00%
Total Investments	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Johnson & Johnson	1.70%
Wells Fargo & Co.	1.47%
ConocoPhillips	1.42%
Chevron Corp.	1.29%
Exxon Mobil Corp.	1.29%
Merck & Co., Inc.	1.27%
Parker-Hannifin Corp.	1.18%
Raytheon Technologies Corp.	1.17%
Medtronic PLC	0.98%
Comcast Corp. Class A	0.91%
Total	12.68%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Invesco Select Equity Income Managed Volatility Fund-3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.09%
Aerospace & Defense–1.87%
†Boeing Co.	1,541	$ 325,397
General Dynamics Corp.	1,503	323,370
L3Harris Technologies, Inc.	1,717	336,137
Lockheed Martin Corp.	686	315,821
Northrop Grumman Corp.	714	325,441
Raytheon Technologies Corp.	53,354	5,226,558
Textron, Inc.	17,592	1,189,747
TransDigm Group, Inc.	380	339,785
		8,382,256
Air Freight & Logistics–0.73%
Expeditors International of Washington, Inc.	2,714	328,747
FedEx Corp.	1,382	342,598
United Parcel Service, Inc. Class B	14,425	2,585,681
		3,257,026
Automobile Components–0.08%
†Aptiv PLC	3,355	342,512
		342,512
Automobiles–0.74%
Ford Motor Co.	26,865	406,467
General Motors Co.	63,487	2,448,059
†Tesla, Inc.	1,738	454,956
		3,309,482
Banks–4.68%
Bank of America Corp.	109,158	3,131,743
Citigroup, Inc.	6,927	318,919
Citizens Financial Group, Inc.	53,965	1,407,407
Fifth Third Bancorp	39,382	1,032,202
JPMorgan Chase & Co.	17,763	2,583,451
M&T Bank Corp.	9,877	1,222,378
†NU Holdings Ltd. Class A	47,955	378,365
PNC Financial Services Group, Inc.	26,260	3,307,447
Regions Financial Corp.	18,780	334,660
Truist Financial Corp.	10,661	323,561
U.S. Bancorp	10,379	342,922
Wells Fargo & Co.	154,718	6,603,364
		20,986,419
Beverages–1.44%
Brown-Forman Corp. Class B	4,881	325,953
Coca-Cola Co.	32,718	1,970,278
Constellation Brands, Inc. Class A	7,573	1,863,942
Diageo PLC	32,071	1,378,763
Keurig Dr Pepper, Inc.	9,947	311,043
†Monster Beverage Corp.	5,305	304,719
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo, Inc.	1,650	$ 305,613
		6,460,311
Biotechnology–0.76%
AbbVie, Inc.	2,182	293,981
Amgen, Inc.	1,417	314,602
†Biogen, Inc.	1,026	292,256
†BioMarin Pharmaceutical, Inc.	3,445	298,613
†BioNTech SE ADR	2,973	320,876
Gilead Sciences, Inc.	4,016	309,513
†Incyte Corp.	4,981	310,067
†Moderna, Inc.	2,508	304,722
†Regeneron Pharmaceuticals, Inc.	417	299,631
†Seagen, Inc.	1,638	315,250
†Vertex Pharmaceuticals, Inc.	912	320,942
		3,380,453
Broadline Retail–0.71%
†Amazon.com, Inc.	17,082	2,226,809
†Coupang, Inc.	19,437	338,204
eBay, Inc.	7,282	325,433
†MercadoLibre, Inc.	238	281,935
		3,172,381
Building Products–1.06%
Carrier Global Corp.	7,308	363,281
Johnson Controls International PLC	39,858	2,715,924
Trane Technologies PLC	8,664	1,657,076
		4,736,281
Capital Markets–3.98%
Ameriprise Financial, Inc.	1,024	340,132
Bank of New York Mellon Corp.	7,743	344,718
BlackRock, Inc.	467	322,762
Blackstone, Inc.	3,746	348,266
Charles Schwab Corp.	55,945	3,170,963
CME Group, Inc.	11,514	2,133,429
Goldman Sachs Group, Inc.	6,328	2,041,033
Intercontinental Exchange, Inc.	2,931	331,438
KKR & Co., Inc.	32,511	1,820,616
Moody's Corp.	987	343,200
Morgan Stanley	3,850	328,790
MSCI, Inc.	674	316,301
Nasdaq, Inc.	5,724	285,341
Northern Trust Corp.	4,385	325,104
S&P Global, Inc.	6,741	2,702,400
State Street Corp.	32,168	2,354,054
T Rowe Price Group, Inc.	2,970	332,699
		17,841,246
LVIP Invesco Select Equity Income Managed Volatility Fund-4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.99%
Air Products & Chemicals, Inc.	1,135	$ 339,966
Albemarle Corp.	1,531	341,551
Corteva, Inc.	23,983	1,374,226
Dow, Inc.	6,095	324,620
DuPont de Nemours, Inc.	44,006	3,143,789
Ecolab, Inc.	1,806	337,162
International Flavors & Fragrances, Inc.	3,784	301,168
Linde PLC	852	324,680
LyondellBasell Industries NV Class A	3,484	319,936
PPG Industries, Inc.	11,679	1,731,996
Sherwin-Williams Co.	1,360	361,107
		8,900,201
Commercial Services & Supplies–0.37%
Cintas Corp.	673	334,535
†Copart, Inc.	3,588	327,262
Republic Services, Inc.	2,182	334,217
Waste Connections, Inc.	2,257	322,593
Waste Management, Inc.	1,915	332,099
		1,650,706
Communications Equipment–0.66%
†Arista Networks, Inc.	2,162	350,374
Cisco Systems, Inc.	44,573	2,306,207
Motorola Solutions, Inc.	1,064	312,050
		2,968,631
Construction Materials–0.16%
Martin Marietta Materials, Inc.	775	357,810
Vulcan Materials Co.	1,605	361,831
		719,641
Consumer Finance–0.94%
American Express Co.	20,181	3,515,530
Capital One Financial Corp.	3,192	349,109
Discover Financial Services	3,105	362,820
		4,227,459
Consumer Staples Distribution & Retail–2.48%
Costco Wholesale Corp.	628	338,102
Dollar General Corp.	1,472	249,916
†Dollar Tree, Inc.	1,978	283,843
Kroger Co.	6,378	299,766
Sysco Corp.	37,114	2,753,859
Target Corp.	12,652	1,668,799
†U.S. Foods Holding Corp.	31,328	1,378,432
Walgreens Boots Alliance, Inc.	10,122	288,376
Walmart, Inc.	24,510	3,852,482
		11,113,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.30%
Amcor PLC	30,951	$ 308,891
Avery Dennison Corp.	4,036	693,385
Ball Corp.	5,799	337,560
		1,339,836
Distributors–0.07%
Genuine Parts Co.	1,922	325,260
		325,260
Diversified Telecommunication Services–0.90%
AT&T, Inc.	19,413	309,637
Deutsche Telekom AG	58,539	1,277,234
Verizon Communications, Inc.	65,395	2,432,040
		4,018,911
Electric Utilities–2.32%
American Electric Power Co., Inc.	33,181	2,793,840
Avangrid, Inc.	8,213	309,466
Constellation Energy Corp.	3,798	347,707
Duke Energy Corp.	3,423	307,180
Edison International	4,640	322,248
Entergy Corp.	21,181	2,062,394
Eversource Energy	4,327	306,871
Exelon Corp.	29,112	1,186,023
FirstEnergy Corp.	31,028	1,206,369
NextEra Energy, Inc.	4,251	315,424
†PG&E Corp.	19,062	329,391
PPL Corp.	11,701	309,608
Southern Co.	4,434	311,489
Xcel Energy, Inc.	4,802	298,540
		10,406,550
Electrical Equipment–0.84%
ABB Ltd.	33,730	1,326,966
AMETEK, Inc.	2,112	341,890
Eaton Corp. PLC	1,796	361,176
Emerson Electric Co.	15,053	1,360,641
Rockwell Automation, Inc.	1,109	365,360
		3,756,033
Electronic Equipment, Instruments & Components–1.11%
Amphenol Corp. Class A	4,105	348,720
CDW Corp.	1,805	331,218
Corning, Inc.	9,980	349,699
†Keysight Technologies, Inc.	2,014	337,244
TE Connectivity Ltd.	23,402	3,280,024
†Zebra Technologies Corp. Class A	1,108	327,780
		4,974,685
Energy Equipment & Services–0.23%
Baker Hughes Co.	11,096	350,745

LVIP Invesco Select Equity Income Managed Volatility Fund-5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Halliburton Co.	10,309	$ 340,094
Schlumberger NV	6,994	343,545
		1,034,384
Entertainment–1.02%
†Activision Blizzard, Inc.	3,976	335,177
Electronic Arts, Inc.	9,593	1,244,212
†Liberty Media Corp.-Liberty Formula One Class C	4,319	325,134
†Netflix, Inc.	854	376,178
†ROBLOX Corp. Class A	7,914	318,934
†Walt Disney Co.	18,321	1,635,699
†Warner Bros Discovery, Inc.	25,953	325,451
		4,560,785
Financial Services–1.76%
Apollo Global Management, Inc.	4,889	375,524
†Berkshire Hathaway, Inc. Class B	958	326,678
†Block, Inc.	5,328	354,685
Fidelity National Information Services, Inc.	5,570	304,679
†Fiserv, Inc.	14,327	1,807,351
†FleetCor Technologies, Inc.	1,355	340,213
Global Payments, Inc.	3,105	305,905
Mastercard, Inc. Class A	821	322,899
†PayPal Holdings, Inc.	17,816	1,188,862
Visa, Inc. Class A	10,731	2,548,398
		7,875,194
Food Products–1.46%
Archer-Daniels-Midland Co.	4,324	326,721
Campbell Soup Co.	6,010	274,717
Conagra Brands, Inc.	8,834	297,883
General Mills, Inc.	3,613	277,117
Hershey Co.	1,190	297,143
Hormel Foods Corp.	8,048	323,691
J M Smucker Co.	2,050	302,724
Kellogg Co.	4,567	307,816
Kraft Heinz Co.	38,082	1,351,911
McCormick & Co., Inc.	3,514	306,526
Mondelez International, Inc. Class A	4,109	299,710
Nestle SA	15,551	1,870,653
Tyson Foods, Inc. Class A	6,338	323,492
		6,560,104
Ground Transportation–1.14%
CSX Corp.	60,683	2,069,290
Norfolk Southern Corp.	1,454	329,709
Old Dominion Freight Line, Inc.	1,050	388,238
†Uber Technologies, Inc.	7,982	344,583
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Union Pacific Corp.	9,597	$ 1,963,738
		5,095,558
Health Care Equipment & Supplies–3.96%
Abbott Laboratories	2,907	316,921
†Align Technology, Inc.	1,075	380,163
Baxter International, Inc.	24,702	1,125,423
Becton Dickinson & Co.	11,260	2,972,753
†Boston Scientific Corp.	5,903	319,293
†Dexcom, Inc.	2,703	347,363
†Edwards Lifesciences Corp.	3,601	339,682
GE HealthCare Technologies, Inc.	13,810	1,121,925
†IDEXX Laboratories, Inc.	638	320,423
†Intuitive Surgical, Inc.	994	339,888
Medtronic PLC	49,740	4,382,094
ResMed, Inc.	1,410	308,085
STERIS PLC	1,539	346,244
Stryker Corp.	6,615	2,018,170
Zimmer Biomet Holdings, Inc.	21,470	3,126,032
		17,764,459
Health Care Providers & Services–3.23%
AmerisourceBergen Corp.	1,795	345,412
Cardinal Health, Inc.	3,637	343,951
†Centene Corp.	25,008	1,686,789
Cigna Group	7,456	2,092,153
CVS Health Corp.	55,460	3,833,950
Elevance Health, Inc.	2,179	968,108
HCA Healthcare, Inc.	1,106	335,649
Humana, Inc.	605	270,514
Laboratory Corp. of America Holdings	1,460	352,342
McKesson Corp.	2,557	1,092,632
Quest Diagnostics, Inc.	2,377	334,111
UnitedHealth Group, Inc.	4,036	1,939,863
Universal Health Services, Inc. Class B	5,519	870,733
		14,466,207
Health Care REITs–0.15%
Ventas, Inc.	7,072	334,293
Welltower, Inc.	4,064	328,737
		663,030
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,889	373,512
		373,512
Hotels, Restaurants & Leisure–1.90%
†Airbnb, Inc. Class A	2,907	372,561
†Booking Holdings, Inc.	113	305,137
†Chipotle Mexican Grill, Inc.	150	320,850

LVIP Invesco Select Equity Income Managed Volatility Fund-6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	4,667	$ 356,652
†Expedia Group, Inc.	3,227	353,002
Hilton Worldwide Holdings, Inc.	2,196	319,628
†Las Vegas Sands Corp.	28,115	1,630,670
Marriott International, Inc. Class A	1,745	320,539
McDonald's Corp.	8,153	2,432,937
Starbucks Corp.	18,062	1,789,222
Yum! Brands, Inc.	2,290	317,279
		8,518,477
Household Durables–0.22%
DR Horton, Inc.	2,825	343,774
Garmin Ltd.	3,044	317,459
Lennar Corp. Class A	2,740	343,349
		1,004,582
Household Products–0.35%
Church & Dwight Co., Inc.	3,332	333,966
Clorox Co.	1,903	302,653
Colgate-Palmolive Co.	3,961	305,156
Kimberly-Clark Corp.	2,183	301,385
Procter & Gamble Co.	2,067	313,647
		1,556,807
Industrial Conglomerates–0.67%
3M Co.	3,197	319,988
General Electric Co.	21,423	2,353,316
Honeywell International, Inc.	1,604	332,830
		3,006,134
Industrial REITs–0.07%
Prologis, Inc.	2,573	315,527
		315,527
Insurance–2.75%
Aflac, Inc.	4,734	330,433
Allstate Corp.	2,688	293,100
American International Group, Inc.	44,384	2,553,855
Aon PLC Class A	968	334,154
†Arch Capital Group Ltd.	4,165	311,750
Arthur J Gallagher & Co.	1,465	321,670
Chubb Ltd.	1,574	303,089
Hartford Financial Services Group, Inc.	28,626	2,061,645
†Markel Group, Inc.	229	316,748
Marsh & McLennan Cos., Inc.	1,754	329,892
MetLife, Inc.	6,058	342,459
Principal Financial Group, Inc.	4,481	339,839
Progressive Corp.	2,344	310,275
Prudential Financial, Inc.	3,859	340,441
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	10,615	$ 1,843,401
Willis Towers Watson PLC	8,534	2,009,757
		12,342,508
Interactive Media & Services–0.69%
†Alphabet, Inc. Class A	7,937	950,059
†Meta Platforms, Inc. Class A	7,494	2,150,628
		3,100,687
IT Services–1.05%
Accenture PLC Class A	5,979	1,845,000
Cognizant Technology Solutions Corp. Class A	24,376	1,591,266
†EPAM Systems, Inc.	1,279	287,455
International Business Machines Corp.	2,488	332,919
†Snowflake, Inc. Class A	1,761	309,901
†VeriSign, Inc.	1,392	314,550
		4,681,091
Life Sciences Tools & Services–1.09%
Agilent Technologies, Inc.	2,457	295,454
Danaher Corp.	1,365	327,600
†Illumina, Inc.	1,519	284,797
†IQVIA Holdings, Inc.	1,563	351,316
†Mettler-Toledo International, Inc.	228	299,054
Thermo Fisher Scientific, Inc.	5,155	2,689,621
†Waters Corp.	1,164	310,253
West Pharmaceutical Services, Inc.	901	344,605
		4,902,700
Machinery–2.24%
Caterpillar, Inc.	5,407	1,330,392
Cummins, Inc.	1,461	358,179
Deere & Co.	858	347,653
Dover Corp.	2,270	335,166
Fortive Corp.	4,738	354,260
Illinois Tool Works, Inc.	1,388	347,222
Otis Worldwide Corp.	3,744	333,254
PACCAR, Inc.	4,357	364,463
Parker-Hannifin Corp.	13,558	5,288,162
Stanley Black & Decker, Inc.	10,378	972,522
		10,031,273
Media–1.57%
†Charter Communications, Inc. Class A	4,191	1,539,648
Comcast Corp. Class A	97,880	4,066,914
Fox Corp. Class A	9,929	337,586
Omnicom Group, Inc.	3,333	317,135
Sirius XM Holdings, Inc.	88,566	401,204

LVIP Invesco Select Equity Income Managed Volatility Fund-7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Trade Desk, Inc. Class A	4,679	$ 361,312
		7,023,799
Metals & Mining–0.50%
Barrick Gold Corp.	50,983	863,142
Freeport-McMoRan, Inc.	8,750	350,000
Newmont Corp.	7,252	309,370
Nucor Corp.	2,246	368,299
Southern Copper Corp.	4,516	323,978
		2,214,789
Multi-Utilities–1.35%
Ameren Corp.	3,764	307,406
CMS Energy Corp.	5,400	317,250
Consolidated Edison, Inc.	3,326	300,670
Dominion Energy, Inc.	36,993	1,915,868
DTE Energy Co.	2,870	315,757
Public Service Enterprise Group, Inc.	36,144	2,262,976
Sempra Energy	2,171	316,076
WEC Energy Group, Inc.	3,521	310,693
		6,046,696
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	2,734	310,282
		310,282
Oil, Gas & Consumable Fuels–6.26%
Cheniere Energy, Inc.	2,208	336,411
Chevron Corp.	36,818	5,793,312
ConocoPhillips	61,460	6,367,871
Coterra Energy, Inc.	12,354	312,556
Devon Energy Corp.	21,732	1,050,525
Diamondback Energy, Inc.	2,431	319,336
Enbridge, Inc.	25,575	950,604
EOG Resources, Inc.	2,763	316,198
Exxon Mobil Corp.	53,713	5,760,719
Hess Corp.	2,371	322,338
Kinder Morgan, Inc.	19,166	330,039
Marathon Petroleum Corp.	2,870	334,642
Occidental Petroleum Corp.	5,355	314,874
ONEOK, Inc.	5,411	333,967
Phillips 66	13,290	1,267,600
Pioneer Natural Resources Co.	15,858	3,285,460
Valero Energy Corp.	2,807	329,261
Williams Cos., Inc.	10,638	347,118
		28,072,831
Passenger Airlines–0.18%
†Delta Air Lines, Inc.	8,793	418,019
Southwest Airlines Co.	10,610	384,188
		802,207
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.34%
Estee Lauder Cos., Inc. Class A	1,584	$ 311,066
L'Oreal SA	2,626	1,224,967
		1,536,033
Pharmaceuticals–4.60%
Bristol-Myers Squibb Co.	31,406	2,008,414
Eli Lilly & Co.	2,715	1,273,281
GSK PLC	44,010	779,969
Johnson & Johnson	46,161	7,640,569
Merck & Co., Inc.	49,315	5,690,458
Pfizer, Inc.	8,611	315,851
Royalty Pharma PLC Class A	9,393	288,741
Sanofi	21,510	2,315,675
Zoetis, Inc.	1,763	303,606
		20,616,564
Professional Services–0.29%
Automatic Data Processing, Inc.	1,441	316,717
Equifax, Inc.	1,487	349,891
Paychex, Inc.	2,929	327,667
Verisk Analytics, Inc.	1,425	322,093
		1,316,368
Real Estate Management & Development–0.81%
†CBRE Group, Inc. Class A	40,565	3,274,001
†CoStar Group, Inc.	3,967	353,063
		3,627,064
Residential REITs–0.15%
AvalonBay Communities, Inc.	1,769	334,819
Equity Residential	5,084	335,391
		670,210
Retail REITs–0.15%
Realty Income Corp.	5,280	315,691
Simon Property Group, Inc.	2,953	341,013
		656,704
Semiconductors & Semiconductor Equipment–3.16%
†Advanced Micro Devices, Inc.	2,992	340,819
Analog Devices, Inc.	10,083	1,964,269
Applied Materials, Inc.	2,462	355,857
Broadcom, Inc.	1,215	1,053,927
†Enphase Energy, Inc.	1,950	326,586
Intel Corp.	43,504	1,454,774
KLA Corp.	747	362,310
Lam Research Corp.	5,136	3,301,729
Marvell Technology, Inc.	6,875	410,988
Microchip Technology, Inc.	3,997	358,091
Micron Technology, Inc.	17,980	1,134,718
NVIDIA Corp.	1,001	423,443
NXP Semiconductors NV	6,385	1,306,882

LVIP Invesco Select Equity Income Managed Volatility Fund-8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	3,753	$ 354,959
QUALCOMM, Inc.	2,953	351,525
Skyworks Solutions, Inc.	3,073	340,150
Texas Instruments, Inc.	1,861	335,017
		14,176,044
Software–3.45%
†Adobe, Inc.	842	411,730
†ANSYS, Inc.	1,036	342,160
†Autodesk, Inc.	1,576	322,465
†Cadence Design Systems, Inc.	1,461	342,634
†Crowdstrike Holdings, Inc. Class A	2,188	321,352
†Datadog, Inc. Class A	3,438	338,230
†Fortinet, Inc.	4,547	343,708
†HubSpot, Inc.	650	345,858
Intuit, Inc.	3,863	1,769,988
Microsoft Corp.	10,692	3,641,054
Oracle Corp.	12,972	1,544,835
†Palantir Technologies, Inc. Class A	26,674	408,912
†Palo Alto Networks, Inc.	1,660	424,147
Roper Technologies, Inc.	680	326,944
†Salesforce, Inc.	6,529	1,379,317
†ServiceNow, Inc.	620	348,421
†Splunk, Inc.	14,022	1,487,594
†Synopsys, Inc.	775	337,443
†VMware, Inc. Class A	2,486	357,213
†Workday, Inc. Class A	1,594	360,069
†Zoom Video Communications, Inc. Class A	4,564	309,804
		15,463,878
Specialized REITs–1.19%
American Tower Corp.	1,660	321,940
Crown Castle, Inc.	14,343	1,634,241
Digital Realty Trust, Inc.	3,448	392,624
Equinix, Inc.	431	337,878
Extra Space Storage, Inc.	2,138	318,241
Public Storage	1,111	324,279
SBA Communications Corp.	1,357	314,498
VICI Properties, Inc.	10,020	314,929
Weyerhaeuser Co.	41,509	1,390,967
		5,349,597
Specialty Retail–1.54%
†AutoZone, Inc.	119	296,710
Best Buy Co., Inc.	4,435	363,448
Home Depot, Inc.	1,071	332,695
Lowe's Cos., Inc.	9,945	2,244,586
†O'Reilly Automotive, Inc.	326	311,428
Ross Stores, Inc.	3,022	338,857
TJX Cos., Inc.	32,144	2,725,490
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty, Inc.	633	$ 297,887
		6,911,101
Technology Hardware, Storage & Peripherals–0.31%
Apple, Inc.	1,779	345,073
Hewlett Packard Enterprise Co.	21,828	366,710
HP, Inc.	10,368	318,401
NetApp, Inc.	4,750	362,900
		1,393,084
Textiles, Apparel & Luxury Goods–0.16%
Columbia Sportswear Co.	1,315	101,571
†Lululemon Athletica, Inc.	859	325,131
NIKE, Inc. Class B	2,759	304,511
		731,213
Tobacco–0.61%
Altria Group, Inc.	6,990	316,647
Philip Morris International, Inc.	24,863	2,427,126
		2,743,773
Trading Companies & Distributors–0.61%
Fastenal Co.	5,655	333,588
Ferguson PLC	12,975	2,041,097
WW Grainger, Inc.	464	365,906
		2,740,591
Water Utilities–0.07%
American Water Works Co., Inc.	2,238	319,475
		319,475
Wireless Telecommunication Services–0.47%
†T-Mobile U.S., Inc.	15,183	2,108,919
		2,108,919
Total Common Stock (Cost $283,086,503)		358,954,096
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	307,587
Total Convertible Preferred Stock (Cost $294,815)		307,587

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	79,855
Total Agency Obligation (Cost $87,465)		79,855

LVIP Invesco Select Equity Income Managed Volatility Fund-9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–3.04%
Airlines–0.08%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	$ 203,671
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	140,592
		344,263
Biotechnology–0.26%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	485,521
Halozyme Therapeutics, Inc.
0.25%, exercise price $0.25 3/1/27	715,000	593,855
1.00%, exercise price $1.00 8/15/28	86,000	78,260
		1,157,636
Commercial Services–0.14%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	615,452
		615,452
Computers–0.08%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	359,000	348,051
		348,051
Electric–0.31%
FirstEnergy Corp. 4.00%, excercise price $4.00 5/1/26	713,000	709,435
PPL Capital Funding, Inc. 2.88%, excercise price $2.87 3/15/28	718,000	685,690
		1,395,125
Health Care Products–0.19%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	561,495
Lantheus Holdings, Inc. 2.63%, excercise price $2.63 12/15/27	90,000	116,603
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	186,000	169,143
		847,241
Internet–0.48%
^Airbnb, Inc. 0.00%, excercise price $0.01 3/15/26	749,000	653,128
Booking Holdings, Inc. 0.75%, excercise price $0.75 5/1/25	61,000	91,427
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	$ 224,053
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	248,600
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	454,812
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	439,110
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	40,988
		2,152,118
Media–0.41%
Cable One, Inc.
^0.00% 3/15/26	780,000	637,650
1.13%, exercise price $1.13 3/15/28	407,000	306,267
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	464,338
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	375,012
Liberty Media Corp-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	46,000	49,404
		1,832,671
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	450,537
		450,537
Oil & Gas–0.07%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.63 4/15/29	305,000	340,143
		340,143
Pharmaceuticals–0.22%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	253,046
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	319,398
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	476,000	440,300
		1,012,744

LVIP Invesco Select Equity Income Managed Volatility Fund-10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Real Estate Investment Trusts–0.06%
Welltower OP LLC 2.75%, excercise price $2.75 5/15/28	249,000	$ 250,868
		250,868
Semiconductors–0.23%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	778,300
Wolfspeed, Inc. 1.88%, excercise price $1.87 12/1/29	340,000	262,140
		1,040,440
Software–0.41%
^Dropbox, Inc. 0.00% 3/1/26	768,000	723,840
NextGen Healthcare, Inc. 3.75%, excercise price $3.75 11/15/27	129,000	125,065
Splunk, Inc. 1.13%, excercise price $1.12 6/15/27	1,146,000	988,425
		1,837,330
Total Convertible Bonds (Cost $14,411,080)		13,624,619
CORPORATE BONDS–4.79%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	76,839
		76,839
Aerospace & Defense–0.08%
Boeing Co. 5.81% 5/1/50	265,000	264,033
Lockheed Martin Corp. 4.15% 6/15/53	54,000	47,539
Raytheon Technologies Corp. 4.45% 11/16/38	28,000	25,754
		337,326
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	181,083
Philip Morris International, Inc.
3.60% 11/15/23	36,000	35,729
4.88% 11/15/43	108,000	96,542
		313,354
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	22,067	19,837
♦United Airlines Pass-Through Trust
3.50% 9/1/31	37,648	33,932
3.75% 3/3/28	27,868	26,162
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust (continued)
4.15% 10/11/25	22,852	$ 22,458
		102,389
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	190,977
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	43,334
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	73,516
		307,827
Banks–0.63%
Bank of America Corp.
μ2.57% 10/20/32	137,000	111,587
3.25% 10/21/27	275,000	256,153
Citigroup, Inc.
μ3.67% 7/24/28	49,000	45,810
4.75% 5/18/46	34,000	29,089
5.30% 5/6/44	22,000	20,341
6.68% 9/13/43	299,000	322,057
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,300
4.25% 10/21/25	275,000	265,009
μHSBC Holdings PLC 2.63% 11/7/25	400,000	379,963
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	34,303
μ3.51% 1/23/29	327,000	302,271
μ3.90% 1/23/49	102,000	82,449
μ4.26% 2/22/48	46,000	39,691
Morgan Stanley 4.00% 7/23/25	61,000	59,224
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	262,004
U.S. Bancorp 3.10% 4/27/26	208,000	194,383
Wells Fargo & Co.
3.55% 9/29/25	59,000	56,549
4.10% 6/3/26	40,000	38,376
4.65% 11/4/44	333,000	282,489
		2,817,048
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	88,508
4.90% 2/1/46	101,000	96,535
Heineken NV 3.50% 1/29/28	90,000	85,617
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	28,153
		298,813

LVIP Invesco Select Equity Income Managed Volatility Fund-11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	$ 12,258
		12,258
Computers–0.08%
Apple, Inc. 3.35% 2/9/27	30,000	28,808
Dell International LLC/EMC Corp. 6.02% 6/15/26	335,000	340,497
		369,305
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	97,981
		97,981
Diversified Financial Services–0.83%
Air Lease Corp.
3.00% 9/15/23	6,000	5,964
4.25% 9/15/24	38,000	37,088
Aircastle Ltd. 4.40% 9/25/23	304,000	302,448
American Express Co.
3.38% 5/3/24	360,000	352,974
3.63% 12/5/24	30,000	29,138
Aviation Capital Group LLC 4.88% 10/1/25	66,000	62,968
BlackRock, Inc. 4.75% 5/25/33	210,000	206,350
GS Finance Corp.
=^0.00% 7/19/29	890,000	859,651
=^0.00% 7/30/29	896,000	861,594
=0.50% 4/11/28	890,000	921,951
Nasdaq, Inc. 5.95% 8/15/53	26,000	26,621
Synchrony Financial 3.95% 12/1/27	54,000	47,045
		3,713,792
Electric–0.13%
Electricite de France SA 4.88% 1/22/44	84,000	69,333
Georgia Power Co. 3.70% 1/30/50	51,000	38,992
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	125,758
NextEra Energy Capital Holdings, Inc. 3.55% 5/1/27	50,000	47,099
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	41,066
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,378
Sempra Energy 3.80% 2/1/38	54,000	44,732
Xcel Energy, Inc.
0.50% 10/15/23	94,000	92,605
3.50% 12/1/49	143,000	103,669
		567,632
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.06%
Avnet, Inc. 4.63% 4/15/26	64,000	$ 62,157
Honeywell International, Inc. 4.50% 1/15/34	229,000	223,970
		286,127
Entertainment–0.10%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	239,081
5.05% 3/15/42	122,000	102,830
5.14% 3/15/52	152,000	123,766
		465,677
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	23,633
		23,633
Forest Products & Paper–0.00%
International Paper Co. 6.00% 11/15/41	22,000	22,552
		22,552
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	45,955
		45,955
Health Care Products–0.07%
Medtronic, Inc. 4.38% 3/15/35	23,000	22,098
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	278,944
		301,042
Health Care Services–0.11%
Humana, Inc. 0.65% 8/3/23	365,000	363,631
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	19,920
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	113,228
		496,779
Insurance–0.38%
Allstate Corp. 3.28% 12/15/26	28,000	26,350
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	235,365
Athene Global Funding 2.75% 6/25/24	250,000	240,436
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	184,282
Guardian Life Global Funding 2.90% 5/6/24	291,000	283,993
Jackson National Life Global Funding 3.25% 1/30/24	42,000	41,304
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	62,241

LVIP Invesco Select Equity Income Managed Volatility Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Markel Group, Inc.
5.00% 3/30/43	34,000	$ 29,620
5.00% 5/20/49	273,000	244,230
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	33,870
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	192,538
Prudential Financial, Inc. 3.91% 12/7/47	14,000	11,170
Reinsurance Group of America, Inc. 4.70% 9/15/23	34,000	33,916
Travelers Cos., Inc. 4.60% 8/1/43	60,000	54,334
Willis North America, Inc. 3.60% 5/15/24	22,000	21,465
		1,695,114
Internet–0.13%
Amazon.com, Inc. 2.88% 5/12/41	444,000	342,339
Meta Platforms, Inc. 5.60% 5/15/53	214,000	219,780
		562,119
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	40,294
		40,294
Media–0.18%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	78,452
Comcast Corp.
2.89% 11/1/51	34,000	22,795
2.94% 11/1/56	24,000	15,629
3.15% 3/1/26	159,000	152,297
3.90% 3/1/38	74,000	64,295
4.15% 10/15/28	315,000	305,196
Cox Communications, Inc. 2.95% 10/1/50	58,000	36,455
Discovery Communications LLC 4.90% 3/11/26	53,000	51,936
Paramount Global 4.00% 1/15/26	53,000	50,450
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	50,631
		828,136
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	$ 19,857
		19,857
Oil & Gas–0.16%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	141,942
Chevron Corp. 2.95% 5/16/26	135,000	128,497
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,224
Exxon Mobil Corp.
2.71% 3/6/25	78,000	74,869
3.04% 3/1/26	156,000	149,108
Shell International Finance BV 3.25% 5/11/25	156,000	150,780
Valero Energy Corp. 4.00% 6/1/52	77,000	58,044
		721,464
Pharmaceuticals–0.22%
AbbVie, Inc.
4.05% 11/21/39	223,000	194,158
4.50% 5/14/35	64,000	60,806
4.85% 6/15/44	86,000	80,131
Becton Dickinson & Co. 4.88% 5/15/44	35,000	30,889
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	98,468
Cigna Group 4.80% 8/15/38	328,000	309,636
CVS Health Corp. 3.38% 8/12/24	34,000	33,137
♦CVS Pass-Through Trust 6.04% 12/10/28	136,433	135,309
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,837
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,901
Zoetis, Inc. 4.70% 2/1/43	32,000	29,777
		983,049
Pipelines–0.20%
Cameron LNG LLC 3.70% 1/15/39	90,000	74,261
Enbridge, Inc. 5.97% 3/8/26	61,000	61,096
Energy Transfer LP
4.20% 9/15/23	170,000	169,367
4.90% 3/15/35	32,000	29,330
5.00% 5/15/50	106,000	89,524
5.30% 4/1/44	58,000	50,230
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	57,601
6.45% 9/1/40	2,000	2,172
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	121,923

LVIP Invesco Select Equity Income Managed Volatility Fund-13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc. (continued)
5.30% 12/1/34	38,000	$ 36,587
MPLX LP 4.50% 4/15/38	78,000	67,137
Spectra Energy Partners LP 4.50% 3/15/45	48,000	39,541
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,754
Williams Cos., Inc. 5.40% 3/2/26	69,000	68,820
		885,343
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	263,940
Brookfield Asset Management, Inc. 4.00% 1/15/25	40,000	38,794
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	24,238
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	151,765
		478,737
Real Estate Investment Trusts–0.24%
American Tower Corp. 1.60% 4/15/26	137,000	122,861
Crown Castle, Inc.
2.50% 7/15/31	224,000	184,019
4.75% 5/15/47	4,000	3,435
CubeSmart LP 2.50% 2/15/32	166,000	131,343
EPR Properties 4.75% 12/15/26	154,000	140,156
Extra Space Storage LP 5.70% 4/1/28	53,000	52,948
Kimco Realty OP LLC 3.20% 4/1/32	185,000	153,168
LifeStorage LP 3.50% 7/1/26	40,000	37,564
Regency Centers LP
2.95% 9/15/29	240,000	205,701
4.65% 3/15/49	69,000	57,847
		1,089,042
Retail–0.14%
Dollar General Corp. 4.25% 9/20/24	260,000	254,988
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	58,743
Starbucks Corp. 3.55% 8/15/29	300,000	279,660
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	35,472
		628,863
Semiconductors–0.09%
Broadcom, Inc. 3.47% 4/15/34	60,000	49,219
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Marvell Technology, Inc. 2.45% 4/15/28	192,000	$ 167,632
Micron Technology, Inc.
3.37% 11/1/41	28,000	19,530
4.66% 2/15/30	100,000	94,295
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	63,569
Texas Instruments, Inc. 2.63% 5/15/24	20,000	19,523
		413,768
Software–0.18%
Fiserv, Inc. 3.80% 10/1/23	138,000	137,310
Microsoft Corp. 3.50% 2/12/35	36,000	33,678
Oracle Corp. 3.60% 4/1/40	175,000	135,381
Salesforce, Inc. 2.70% 7/15/41	217,000	159,431
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	48,287
VMware, Inc. 1.00% 8/15/24	239,000	226,279
Workday, Inc. 3.50% 4/1/27	76,000	72,036
		812,402
Telecommunications–0.21%
AT&T, Inc.
3.50% 9/15/53	220,000	155,741
3.55% 9/15/55	14,000	9,801
3.80% 12/1/57	161,000	116,564
4.30% 2/15/30	30,000	28,477
Rogers Communications, Inc.
4.30% 2/15/48	136,000	105,801
4.50% 3/15/43	52,000	43,183
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	140,425
3.40% 10/15/52	118,000	84,211
Verizon Communications, Inc.
3.38% 2/15/25	186,000	179,653
3.40% 3/22/41	92,000	71,006
		934,862
Transportation–0.16%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	105,000	104,695
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	51,533
FedEx Corp. 4.90% 1/15/34	38,000	37,151
Norfolk Southern Corp.
3.40% 11/1/49	103,000	75,884
3.85% 1/15/24	215,000	212,614
Union Pacific Corp.
3.20% 5/20/41	161,000	126,527
3.65% 2/15/24	9,000	8,891
3.84% 3/20/60	51,000	40,568
4.15% 1/15/45	39,000	32,012

LVIP Invesco Select Equity Income Managed Volatility Fund-14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. 3.40% 11/15/46	22,000	$ 17,022
		706,897
Total Corporate Bonds (Cost $23,767,330)		21,456,276
U.S. TREASURY OBLIGATIONS–3.75%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,174,363
4.50% 8/15/39	3,600	3,870
4.38% 5/15/40	7,200	7,608
3.63% 2/15/53	699,400	671,205
3.88% 5/15/43	853,300	832,634
U.S. Treasury Notes
3.38% 5/15/33	710,500	685,188
4.25% 5/31/25	8,261,700	8,157,783
3.63% 5/31/28	215,200	210,493
3.75% 5/31/30	2,440,200	2,406,266
4.13% 6/15/26	2,715,500	2,688,133
Total U.S. Treasury Obligations (Cost $17,111,135)		16,837,543

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	33,503,982	$ 33,503,982
Total Money Market Fund (Cost $33,503,982)		33,503,982

	Principal Amount°
SHORT-TERM INVESTMENT–0.00%
U.S. TREASURY OBLIGATION–0.00%
≠U.S. Treasury Bills 5.12% 4/18/24	19,000	18,211
		18,211
Total Short-Term Investment (Cost $18,257)		18,211

TOTAL INVESTMENTS–99.24% (Cost $372,280,567)	444,782,169
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	3,399,787
NET ASSETS APPLICABLE TO 35,374,746 SHARES OUTSTANDING–100.00%	$448,181,956
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($3,001,192 / 236,077 Shares)	$12.713
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($445,180,764 / 35,138,669 Shares)	$12.669
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$351,522,076
Distributable earnings/(accumulated loss)	96,659,880
TOTAL NET ASSETS	$448,181,956

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Invesco Select Equity Income Managed Volatility Fund-15

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $1,210,650 cash collateral held at broker for futures contracts, $36,374 expense reimbursement receivable from Lincoln Financial Investments Corporation, $217,938 variation margin due from broker on futures contracts, $106,728 payable for securities purchased, $181,533 payable for fund shares redeemed, $56,144 other accrued expenses payable, $341,677 due to manager and affiliates and $53,686 payable for fund accounting fee as of June 30, 2023.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(1,600,711)	USD	1,756,003	7/28/23	$ 6,676	$—
SSB	EUR	23,276	USD	(25,424)	7/28/23	13	—
SSB	GBP	(1,277,330)	USD	1,627,823	7/28/23	5,256	—
Total Foreign Currency Exchange Contracts						$11,945	$—
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	British Pound	$ 476,213	$ 472,366	9/18/23	$ 3,847	$ —
6	Euro	821,475	811,904	9/18/23	9,571	—
7	Japanese Yen	613,594	638,157	9/18/23	—	(24,563)
					13,418	(24,563)
Interest Rate Contract:
(5)	U.S. Treasury 10 yr Ultra Notes	(592,188)	(598,983)	9/20/23	6,795	—
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	349,265	350,123	9/15/23	—	(858)
48	E-mini S&P 500 Index	10,771,800	10,436,391	9/15/23	335,409	—
27	E-mini S&P MidCap 400 Index	7,139,070	6,970,518	9/15/23	168,552	—
18	Euro STOXX 50 Index	869,534	850,849	9/15/23	18,685	—
5	FTSE 100 Index	478,885	485,210	9/15/23	—	(6,325)
3	Nikkei 225 Index (OSE)	689,629	649,928	9/7/23	39,701	—
					562,347	(7,183)
Total Futures Contracts					$582,560	$(31,746)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Invesco Select Equity Income Managed Volatility Fund-16

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-17

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,067,699
Interest	1,631,178
Foreign taxes withheld	(29,245)
5,669,632
EXPENSES:
Management fees	1,245,539
Distribution fees-Service Class	766,540
Accounting and administration expenses	76,573
Shareholder servicing fees	63,930
Professional fees	27,444
Custodian fees	16,370
Pricing fees	14,195
Trustees’ fees and expenses	7,800
Reports and statements to shareholders	6,267
Consulting fees	1,786
Other	7,525
2,233,969
Less:
Expenses reimbursed	(221,890)
Total operating expenses	2,012,079
NET INVESTMENT INCOME	3,657,553
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,096,386
Foreign currencies	17,730
Foreign currency exchange contracts	(74,579)
Futures contracts	1,202,741
Net realized gain	4,242,278
Net change in unrealized appreciation (depreciation) of:
Investments	13,914,029
Foreign currencies	4,083
Foreign currency exchange contracts	(26,813)
Futures contracts	1,151,615
Net change in unrealized appreciation (depreciation)	15,042,914
NET REALIZED AND UNREALIZED GAIN	19,285,192
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,942,745
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,657,553	$ 5,920,377
Net realized gain	4,242,278	19,762,884
Net change in unrealized appreciation (depreciation)	15,042,914	(63,137,998)
Net increase (decrease) in net assets resulting from operations	22,942,745	(37,454,737)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(282,357)
Service Class	—	(44,613,445)
	—	(44,895,802)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	261,601	167,364
Service Class	11,963,771	29,121,484
Reinvestment of dividends and distributions:
Standard Class	—	282,357
Service Class	—	44,613,445
	12,225,372	74,184,650
Cost of shares redeemed:
Standard Class	(156,596)	(463,390)
Service Class	(28,895,318)	(77,645,434)
	(29,051,914)	(78,108,824)
Decrease in net assets derived from capital share transactions	(16,826,542)	(3,924,174)
NET INCREASE (DECREASE) IN NET ASSETS	6,116,203	(86,274,713)
NET ASSETS:
Beginning of period	442,065,753	528,340,466
End of period	$448,181,956	$442,065,753
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-18

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 12.052	$ 14.468	$ 12.356	$ 11.938	$ 10.135	$ 11.368
Income (loss) from investment operations:
Net investment income[4]	0.123	0.213	0.169	0.192	0.205	0.135
Net realized and unrealized gain (loss)	0.538	(1.284)	2.376	0.643	1.790	(1.171)
Total from investment operations	0.661	(1.071)	2.545	0.835	1.995	(1.036)
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.207)	(0.188)	(0.189)	(0.197)
Net realized gain	—	(1.112)	(0.226)	(0.229)	(0.003)	—
Total dividends and distributions	—	(1.345)	(0.433)	(0.417)	(0.192)	(0.197)
Net asset value, end of period	$ 12.713	$ 12.052	$ 14.468	$ 12.356	$ 11.938	$ 10.135
Total return[5]	5.48%	(6.92%)	20.60%	7.32%	19.68%	(9.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,001	$ 2,741	$ 3,262	$ 2,797	$ 2,461	$ 90
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.57%	0.57%	0.55%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.67%	0.66%	0.72%	0.76%	0.75%
Ratio of net investment income to average net assets	2.00%	1.61%	1.21%	1.72%	1.81%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	1.51%	1.12%	1.57%	1.60%	0.58%
Portfolio turnover	37%	74%	86%	65%	115%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-19

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19 [3]	12/31/18
Net asset value, beginning of period	$ 12.031	$ 14.447	$ 12.338	$ 11.925	$ 10.135	$ 11.365
Income (loss) from investment operations:
Net investment income[4]	0.101	0.166	0.120	0.152	0.164	0.095
Net realized and unrealized gain (loss)	0.537	(1.282)	2.370	0.638	1.789	(1.168)
Total from investment operations	0.638	(1.116)	2.490	0.790	1.953	(1.073)
Less dividends and distributions from:
Net investment income	—	(0.188)	(0.155)	(0.148)	(0.160)	(0.157)
Net realized gain	—	(1.112)	(0.226)	(0.229)	(0.003)	—
Total dividends and distributions	—	(1.300)	(0.381)	(0.377)	(0.163)	(0.157)
Net asset value, end of period	$ 12.669	$ 12.031	$ 14.447	$ 12.338	$ 11.925	$ 10.135
Total return[5]	5.30%	(7.26%)	20.19%	6.94%	19.26%	(9.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$445,181	$439,324	$525,078	$507,139	$507,045	$131,744
Ratio of expenses to average net assets[6]	0.92%	0.92%	0.92%	0.92%	0.90%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.02%	1.02%	1.01%	1.07%	1.11%	1.10%
Ratio of net investment income to average net assets	1.65%	1.26%	0.86%	1.37%	1.46%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.16%	0.77%	1.22%	1.25%	0.23%
Portfolio turnover	37%	74%	86%	65%	115%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Invesco Select Equity Income Managed Volatility Fund-21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Invesco Select Equity Income Managed Volatility Fund is $20,048 and $19,738 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.
 Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 592,352	$ 500,872	$ 448,941	$ 1,542,165
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Invesco Select Equity Income Managed Volatility Fund-22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$18,257
Legal	2,929
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,763 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 36,374
Management fees payable to LFI	205,007
Distribution fees payable to LFD	126,147
Shareholder servicing fees payable to Lincoln Life	10,523
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2023, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc.	$7,182
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$61,530,431
Purchases of U.S. government securities	90,160,185
Sales other than U.S. government securities	69,498,103
Sales of U.S. government securities	91,705,066
LVIP Invesco Select Equity Income Managed Volatility Fund-23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$372,280,567
Aggregate unrealized appreciation of investments and derivatives	$ 85,799,295
Aggregate unrealized depreciation of investments and derivatives	(12,734,934)
Net unrealized appreciation of investments and derivatives	$ 73,064,361
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 8,382,256	$ —	$ —	$ 8,382,256
Air Freight & Logistics	3,257,026	—	—	3,257,026
Automobile Components	342,512	—	—	342,512
Automobiles	3,309,482	—	—	3,309,482
Banks	20,986,419	—	—	20,986,419
Beverages	5,081,548	1,378,763	—	6,460,311
Biotechnology	3,380,453	—	—	3,380,453
Broadline Retail	3,172,381	—	—	3,172,381
Building Products	4,736,281	—	—	4,736,281
LVIP Invesco Select Equity Income Managed Volatility Fund-24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Capital Markets	$ 17,841,246	$ —	$ —	$ 17,841,246
Chemicals	8,900,201	—	—	8,900,201
Commercial Services & Supplies	1,650,706	—	—	1,650,706
Communications Equipment	2,968,631	—	—	2,968,631
Construction Materials	719,641	—	—	719,641
Consumer Finance	4,227,459	—	—	4,227,459
Consumer Staples Distribution & Retail	11,113,575	—	—	11,113,575
Containers & Packaging	1,339,836	—	—	1,339,836
Distributors	325,260	—	—	325,260
Diversified Telecommunication Services	2,741,677	1,277,234	—	4,018,911
Electric Utilities	10,406,550	—	—	10,406,550
Electrical Equipment	2,429,067	1,326,966	—	3,756,033
Electronic Equipment, Instruments & Components	4,974,685	—	—	4,974,685
Energy Equipment & Services	1,034,384	—	—	1,034,384
Entertainment	4,560,785	—	—	4,560,785
Financial Services	7,875,194	—	—	7,875,194
Food Products	4,689,451	1,870,653	—	6,560,104
Ground Transportation	5,095,558	—	—	5,095,558
Health Care Equipment & Supplies	17,764,459	—	—	17,764,459
Health Care Providers & Services	14,466,207	—	—	14,466,207
Health Care REITs	663,030	—	—	663,030
Health Care Technology	373,512	—	—	373,512
Hotels, Restaurants & Leisure	8,518,477	—	—	8,518,477
Household Durables	1,004,582	—	—	1,004,582
Household Products	1,556,807	—	—	1,556,807
Industrial Conglomerates	3,006,134	—	—	3,006,134
Industrial REITs	315,527	—	—	315,527
Insurance	12,342,508	—	—	12,342,508
Interactive Media & Services	3,100,687	—	—	3,100,687
IT Services	4,681,091	—	—	4,681,091
Life Sciences Tools & Services	4,902,700	—	—	4,902,700
Machinery	10,031,273	—	—	10,031,273
Media	7,023,799	—	—	7,023,799
Metals & Mining	2,214,789	—	—	2,214,789
Multi-Utilities	6,046,696	—	—	6,046,696
Office REITs	310,282	—	—	310,282
Oil, Gas & Consumable Fuels	28,072,831	—	—	28,072,831
Passenger Airlines	802,207	—	—	802,207
Personal Care Products	311,066	1,224,967	—	1,536,033
Pharmaceuticals	17,520,920	3,095,644	—	20,616,564
Professional Services	1,316,368	—	—	1,316,368
Real Estate Management & Development	3,627,064	—	—	3,627,064
Residential REITs	670,210	—	—	670,210
Retail REITs	656,704	—	—	656,704
Semiconductors & Semiconductor Equipment	14,176,044	—	—	14,176,044
Software	15,463,878	—	—	15,463,878
Specialized REITs	5,349,597	—	—	5,349,597
Specialty Retail	6,911,101	—	—	6,911,101
Technology Hardware, Storage & Peripherals	1,393,084	—	—	1,393,084
Textiles, Apparel & Luxury Goods	731,213	—	—	731,213
Tobacco	2,743,773	—	—	2,743,773
Trading Companies & Distributors	2,740,591	—	—	2,740,591
Water Utilities	319,475	—	—	319,475
Wireless Telecommunication Services	2,108,919	—	—	2,108,919
Convertible Preferred Stock	307,587	—	—	307,587
Agency Obligation	—	79,855	—	79,855
Convertible Bonds	—	13,624,619	—	13,624,619
Corporate Bonds
Advertising	—	76,839	—	76,839
Aerospace & Defense	—	337,326	—	337,326
LVIP Invesco Select Equity Income Managed Volatility Fund-25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agriculture	$ —	$ 313,354	$ —	$ 313,354
Airlines	—	102,389	—	102,389
Auto Manufacturers	—	307,827	—	307,827
Banks	—	2,817,048	—	2,817,048
Beverages	—	298,813	—	298,813
Chemicals	—	12,258	—	12,258
Computers	—	369,305	—	369,305
Cosmetics & Personal Care	—	97,981	—	97,981
Diversified Financial Services	—	1,070,596	2,643,196	3,713,792
Electric	—	567,632	—	567,632
Electronics	—	286,127	—	286,127
Entertainment	—	465,677	—	465,677
Food	—	23,633	—	23,633
Forest Products & Paper	—	22,552	—	22,552
Gas	—	45,955	—	45,955
Health Care Products	—	301,042	—	301,042
Health Care Services	—	496,779	—	496,779
Insurance	—	1,695,114	—	1,695,114
Internet	—	562,119	—	562,119
Machinery Diversified	—	40,294	—	40,294
Media	—	828,136	—	828,136
Mining	—	19,857	—	19,857
Oil & Gas	—	721,464	—	721,464
Pharmaceuticals	—	983,049	—	983,049
Pipelines	—	885,343	—	885,343
Private Equity	—	478,737	—	478,737
Real Estate Investment Trusts	—	1,089,042	—	1,089,042
Retail	—	628,863	—	628,863
Semiconductors	—	413,768	—	413,768
Software	—	812,402	—	812,402
Telecommunications	—	934,862	—	934,862
Transportation	—	706,897	—	706,897
U.S. Treasury Obligations	—	16,837,543	—	16,837,543
Money Market Fund	33,503,982	—	—	33,503,982
U.S. Treasury Obligation	—	18,211	—	18,211
Total Investments	$382,591,438	$59,547,535	$2,643,196	$444,782,169
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$11,945	$—	$ 11,945
Futures Contracts	$582,560	$ —	$—	$582,560
Liabilities:
Futures Contracts	$ (31,746)	$ —	$—	$ (31,746)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Invesco Select Equity Income Managed Volatility Fund-26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	21,342	12,639
Service Class	972,851	2,220,233
Shares reinvested:
Standard Class	—	24,230
Service Class	—	3,847,400
	994,193	6,104,502
Shares redeemed:
Standard Class	(12,735)	(34,889)
Service Class	(2,349,802)	(5,897,821)
	(2,362,537)	(5,932,710)
Net increase (decrease)	(1,368,344)	171,792
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Invesco Select Equity Income Managed Volatility Fund-27

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 11,945	Receivables and other assets net of liabilities	$ —
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	562,347	Receivables and other assets net of liabilities	(7,183)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	13,418	Receivables and other assets net of liabilities	(24,563)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	6,795	Receivables and other assets net of liabilities	—
Total		$594,505		$(31,746)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (74,579)	$ (26,813)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,196,731	1,195,189
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,000	(50,369)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,010	6,795
Total		$1,128,162	$1,124,802
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$62,460	$3,313,299
Futures contracts (average notional value)	22,996,531	84,598
LVIP Invesco Select Equity Income Managed Volatility Fund-28

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in Real Estate Investment Trusts (“REITs”) and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Invesco Select Equity Income Managed Volatility Fund-29

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-30

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Invesco Select Equity Income Managed Volatility Fund-31

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,025.10	0.52%	$2.61
Service Class Shares	1,000.00	1,023.70	0.77%	3.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.52%	$2.61
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.92%
Agency Commercial Mortgage-Backed Securities	4.09%
Agency Mortgage-Backed Securities	21.78%
Agency Obligations	0.15%
Corporate Bonds	25.47%
Aerospace & Defense	0.49%
Agriculture	0.27%
Airlines	0.42%
Auto Manufacturers	0.58%
Auto Parts & Equipment	0.02%
Banks	7.07%
Beverages	0.32%
Biotechnology	0.26%
Building Materials	0.17%
Chemicals	0.58%
Commercial Services	0.48%
Computers	0.44%
Cosmetics & Personal Care	0.13%
Distribution/Wholesale	0.01%
Diversified Financial Services	1.22%
Electric	2.45%
Electronics	0.04%
Engineering & Construction	0.06%
Environmental Control	0.02%
Food	0.42%
Gas	0.29%
Health Care Products	0.11%
Health Care Services	0.62%
Home Builders	0.02%
Insurance	0.69%
Internet	0.20%
Investment Company	0.04%
Iron & Steel	0.12%
Machinery Diversified	0.07%
Media	0.40%
Mining	0.11%
Miscellaneous Manufacturing	0.00%
Oil & Gas	0.65%
Oil & Gas Services	0.14%
Packaging & Containers	0.09%
Pharmaceuticals	1.11%
Pipelines	1.00%
Private Equity	0.02%
Real Estate	0.18%
Real Estate Investment Trusts	1.47%
Security Type/Sector	Percentage of Net Assets
Retail	0.43%
Semiconductors	0.69%
Software	0.50%
Telecommunications	0.79%
Toys Games Hobby	0.05%
Transportation	0.17%
Trucking & Leasing	0.02%
Water	0.04%
Loan Agreement	0.12%
Municipal Bonds	0.10%
Non-Agency Asset-Backed Securities	12.47%
Non-Agency Collateralized Mortgage Obligations	1.13%
Non-Agency Commercial Mortgage-Backed Securities	1.35%
Sovereign Bonds	0.28%
U.S. Treasury Obligations	27.63%
Money Market Fund	2.71%
Total Investments	100.20%
Liabilities Net of Receivables and Other Assets	(0.20%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	58.02%
AAA	3.84%
AA	2.95%
A	13.02%
BBB	14.57%
BB	0.05%
B	0.00%
CCC	0.01%
Below CCC	0.00%
Non-Rated	7.54%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.92%
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	425,995	$ 395,064
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	8,779	7,119
Series 1999-W4 A9 6.25% 2/25/29	32,987	32,886
Series 2002-W7 A4 6.00% 6/25/29	93,062	92,945
•Series 2003-W1 1A1 4.81% 12/25/42	108,746	104,175
•Series 2003-W1 2A 5.22% 12/25/42	16,329	15,607
Fannie Mae REMICs
Series 1993-155 PJ 7.00% 9/25/23	137	137
•Series 1993-165 SD 2.70% (14.86% minus LIBOR12M) 9/25/23	6	6
•Series 1993-165 SK 12.50% (77.31% minus LIBOR01M) 9/25/23	30	31
Series 1993-203 PL 6.50% 10/25/23	545	544
~^Series 1993-205 H 0.00% 9/25/23	16	16
Series 1993-223 PZ 6.50% 12/25/23	1,117	1,113
Series 1993-225 UB 6.50% 12/25/23	933	930
•Series 1993-230 FA 5.75% (LIBOR01M + 0.60%) 12/25/23	27	27
Series 1994-37 L 6.50% 3/25/24	2,256	2,252
Series 1994-72 K 6.00% 4/25/24	20,086	20,020
Series 1995-19 Z 6.50% 11/25/23	733	731
Series 1995-2 Z 8.50% 1/25/25	676	682
*•Series 1997-20 IB 1.84% 3/25/27	512	2
Series 1997-39 PD 7.50% 5/20/27	1,670	1,713
Series 1997-46 PL 6.00% 7/18/27	2,862	2,868
Series 1998-36 ZB 6.00% 7/18/28	1,146	1,152
Series 1998-46 GZ 6.50% 8/18/28	4,659	4,697
Series 1998-58 PC 6.50% 10/25/28	10,812	11,007
*Series 1999-39 JH 6.50% 8/25/29	22,125	2,654
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2000-52 8.50% 1/25/31	1,128	$ 191
Series 2001-30 PM 7.00% 7/25/31	9,778	10,022
*Series 2001-33 ID 6.00% 7/25/31	36,090	5,640
Series 2001-36 DE 7.00% 8/25/31	15,205	15,711
Series 2001-44 PD 7.00% 9/25/31	1,276	1,301
Series 2001-61 Z 7.00% 11/25/31	27,679	29,122
•Series 2002-1 SA 8.45% (25.19% minus LIBOR01M) 2/25/32	641	681
*•Series 2002-13 SJ 1.60% (8.10% minus LIBOR01M) 3/25/32	22,107	640
~^Series 2002-15 0.00% 4/25/32	20,595	18,093
Series 2002-28 PK 6.50% 5/25/32	10,375	10,611
*•Series 2002-68 SH 2.85% (8.00% minus LIBOR01M) 10/18/32	23,939	2,234
•Series 2002-77 S 5.04% (14.48% minus LIBOR01M) 12/25/32	2,213	2,219
*•Series 2003-116 SB 2.45% (7.60% minus LIBOR01M) 11/25/33	30,113	2,561
Series 2003-128 DY 4.50% 1/25/24	5,327	5,299
•Series 2003-130 SX 3.79% (11.52% minus LIBOR01M) 1/25/34	423	408
Series 2003-131 CH 5.50% 1/25/34	35,267	35,768
~^Series 2003-132 OA 0.00% 8/25/33	1,009	889
Series 2003-22 UD 4.00% 4/25/33	59,624	57,199
*Series 2003-44 IU 7.00% 6/25/33	12,853	2,670
Series 2003-47 PE 5.75% 6/25/33	11,033	11,212
•Series 2003-64 SX 0.82% (13.75% minus LIBOR01M) 7/25/33	1,958	1,877
Series 2003-7 A1 6.50% 12/25/42	81,549	81,552
•Series 2003-71 DS 0.57% (7.47% minus LIBOR01M) 8/25/33	16,210	14,198
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2003-91 SD 3.92% (12.50% minus LIBOR01M) 9/25/33	3,322	$ 3,138
Series 2004-35 AZ 4.50% 5/25/34	48,870	47,718
•Series 2004-36 SA 5.36% (19.53% minus LIBOR01M) 5/25/34	22,174	22,912
•Series 2004-46 SK 2.34% (16.50% minus LIBOR01M) 5/25/34	8,347	8,106
•Series 2004-51 SY 3.94% (14.24% minus LIBOR01M) 7/25/34	2,056	1,979
•Series 2004-61 SK 8.50% (51.00% minus LIBOR01M) 11/25/32	12,941	13,530
Series 2004-79 ZE 5.50% 11/25/34	274,000	276,339
Series 2004-91 HC 6.00% 12/25/34	388,081	390,954
•Series 2005-45 DC 5.43% (24.31% minus LIBOR01M) 6/25/35	32,557	35,254
Series 2005-84 XM 5.75% 10/25/35	18,875	19,110
~^Series 2006-110 0.00% 11/25/36	12,176	9,991
*•Series 2006-117 GS 1.50% (6.65% minus LIBOR01M) 12/25/36	21,990	1,810
~^Series 2006-22 AO 0.00% 4/25/36	14,464	11,889
•Series 2006-46 SW 5.32% (24.20% minus LIBOR01M) 6/25/36	4,351	4,550
*•Series 2007-100 SM 1.30% (6.45% minus LIBOR01M) 10/25/37	22,617	2,094
*•Series 2007-53 SH 0.95% (6.10% minus LIBOR01M) 6/25/37	28,424	1,955
*•Series 2007-7 SG 1.35% (6.50% minus LIBOR01M) 8/25/36	42,337	4,517
*•Series 2007-88 VI 1.39% (6.54% minus LIBOR01M) 9/25/37	42,236	4,276
*•Series 2008-1 BI 0.76% (5.91% minus LIBOR01M) 2/25/38	22,334	1,500
*•Series 2008-16 IS 1.05% (6.20% minus LIBOR01M) 3/25/38	6,169	381
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*•Series 2008-46 HI 0.00% 6/25/38	7,600	$ 202
*•Series 2008-53 CI 2.05% (7.20% minus LIBOR01M) 7/25/38	8,501	800
*•Series 2009-112 ST 1.10% (6.25% minus LIBOR01M) 1/25/40	20,564	1,641
Series 2010-102 PN 5.00% 9/25/40	373,672	370,914
Series 2010-134 KZ 4.50% 12/25/40	197,054	185,468
*•Series 2010-35 SB 1.27% (6.42% minus LIBOR01M) 4/25/40	8,006	672
Series 2010-80 PZ 5.00% 7/25/40	381,771	380,268
Series 2012-30 DZ 4.00% 4/25/42	159,334	153,203
~^Series 2013-128 0.00% 12/25/43	73,313	54,391
Series 2013-67 KZ 2.50% 4/25/43	898,584	716,922
*Series 2014-15 JI 3.50% 4/25/29	1,989,080	122,429
Series 2014-19 Z 4.50% 4/25/44	503,572	493,981
*Series 2014-38 QI 5.50% 12/25/43	275,269	48,637
Series 2016-38 NA 3.00% 1/25/46	83,648	75,868
Series 2020-90 PE 2.00% 12/25/50	1,449,417	1,156,730
Series 2021-1 EP 1.00% 11/25/50	650,083	508,880
Series 2021-25 GA 1.00% 5/25/51	1,099,206	856,621
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,693	1,429
*Series 365 8 5.50% 5/25/36	7,409	1,325
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	6,717	6,859
Freddie Mac REMICs
•Series 1541 O 2.96% (H15T10Y + 0.70%) 7/15/23	4	4
Series 1577 PV 6.50% 9/15/23	1,093	1,091
Series 1584 L 6.50% 9/15/23	470	469
Series 1633 Z 6.50% 12/15/23	1,195	1,194
Series 1638 H 6.50% 12/15/23	2,629	2,627
•Series 1671 QC 10.00% 2/15/24	200	201

LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 1694 PK 6.50% 3/15/24	283	$ 283
Series 1863 Z 6.50% 7/15/26	620	620
~^Series 1865 D 0.00% 2/15/24	337	332
Series 1981 Z 6.00% 5/15/27	1,601	1,602
Series 1987 PE 7.50% 9/15/27	3,474	3,538
Series 1999 PU 7.00% 10/15/27	7,846	7,940
Series 2031 PG 7.00% 2/15/28	17,495	17,694
*•Series 2033 SN 19.88% 3/15/24	79	3
Series 2035 PC 6.95% 3/15/28	17,828	17,919
*Series 2038 PN 7.00% 3/15/28	1,120	133
Series 2054 PV 7.50% 5/15/28	3,329	3,411
Series 2057 PE 6.75% 5/15/28	29,033	29,308
Series 2064 TE 7.00% 6/15/28	5,520	5,613
Series 2075 PH 6.50% 8/15/28	4,105	4,133
Series 2095 PE 6.00% 11/15/28	12,004	12,050
•Series 2132 SB 8.14% (30.55% minus LIBOR01M) 3/15/29	755	811
Series 2178 PB 7.00% 8/15/29	7,086	7,188
Series 2182 ZB 8.00% 9/15/29	12,058	12,294
•Series 2204 GB 8.00% 12/20/29	214	34
Series 2247 Z 7.50% 8/15/30	3,632	3,747
Series 2259 ZC 7.35% 10/15/30	82,023	84,646
Series 2283 K 6.50% 12/15/23	208	208
~^Series 2306 K 0.00% 5/15/24	153	150
*•Series 2306 SE 7.01% (10.60% minus H15T10Y) 5/15/24	367	6
Series 2325 PM 7.00% 6/15/31	1,836	1,886
Series 2344 ZD 6.50% 8/15/31	17,650	17,834
Series 2344 ZJ 6.50% 8/15/31	3,442	3,491
Series 2345 NE 6.50% 8/15/31	1,809	1,855
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2359 ZB 8.50% 6/15/31	9,455	$ 10,093
Series 2367 ME 6.50% 10/15/31	33,686	34,468
~^Series 2390 DO 0.00% 12/15/31	2,317	2,091
Series 2410 OE 6.38% 2/15/32	1,422	1,422
•Series 2410 QS 6.00% (19.50% minus LIBOR01M) 2/15/32	4,777	4,974
*•Series 2410 QX 3.46% (8.65% minus LIBOR01M) 2/15/32	4,823	477
•Series 2412 SP 5.71% (16.10% minus LIBOR01M) 2/15/32	4,833	5,364
Series 2423 MC 7.00% 3/15/32	10,037	10,383
Series 2423 MT 7.00% 3/15/32	15,986	16,552
Series 2435 CJ 6.50% 4/15/32	32,639	33,319
*•Series 2444 ES 2.76% (7.95% minus LIBOR01M) 3/15/32	6,421	619
*•Series 2450 SW 2.81% (8.00% minus LIBOR01M) 3/15/32	4,281	418
Series 2455 GK 6.50% 5/15/32	11,289	11,577
Series 2484 LZ 6.50% 7/15/32	8,190	8,310
Series 2500 MC 6.00% 9/15/32	28,025	28,562
Series 2543 YX 6.00% 12/15/32	367,193	373,583
Series 2544 HC 6.00% 12/15/32	19,863	20,280
Series 2574 PE 5.50% 2/15/33	107,918	108,896
Series 2575 ME 6.00% 2/15/33	53,510	54,610
*Series 2586 WI 6.50% 3/15/33	3,509	644
•Series 2638 DS 3.41% (8.60% minus LIBOR01M) 7/15/23	4	4
Series 2647 A 3.25% 4/15/32	17,367	16,376
Series 2764 UG 5.00% 3/15/34	97,986	97,623
Series 2949 GE 5.50% 3/15/35	115,450	116,986
Series 3047 OD 5.50% 10/15/35	116,232	116,459
•Series 3085 VS 7.95% (28.72% minus LIBOR01M) 12/15/35	28,964	34,916

LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3098 KG 5.50% 1/15/36	100,741	$ 102,699
~^Series 3117 EO 0.00% 2/15/36	9,150	7,387
*•Series 3260 CS 0.95% (6.14% minus LIBOR01M) 1/15/37	9,487	772
*•Series 3380 SI 1.18% (6.37% minus LIBOR01M) 10/15/37	565,061	51,503
*•Series 3385 SN 0.81% (6.00% minus LIBOR01M) 11/15/37	6,895	311
*•Series 3387 SA 1.23% (6.42% minus LIBOR01M) 11/15/37	23,573	2,028
Series 3423 PB 5.50% 3/15/38	106,712	109,152
*•Series 3451 SA 0.86% (6.05% minus LIBOR01M) 5/15/38	2,515	175
*•Series 3455 SE 1.01% (6.20% minus LIBOR01M) 6/15/38	80,279	6,993
Series 3786 PD 4.50% 1/15/41	407,000	400,635
Series 4664 UZ 4.00% 3/15/47	1,283,492	1,183,571
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	17,123	2,801
*•Series 239 S30 2.51% (7.70% minus LIBOR01M) 8/15/36	19,324	2,604
Series 262 35 3.50% 7/15/42	89,031	84,213
Series 299 300 3.00% 1/15/43	58,751	53,145
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.32% 7/25/32	6,145	5,677
♦Series T-54 2A 6.50% 2/25/43	48,053	50,533
♦Series T-54 3A 7.00% 2/25/43	20,613	21,785
~♦^Series T-56 A 0.00% 5/25/43	134,524	87,647
~♦^Series T-58 A 0.00% 9/25/43	8,155	6,146
GNMA
Series 2001-10 PE 6.50% 3/16/31	155,488	157,250
•Series 2004-28 S 5.48% (19.66% minus LIBOR01M) 4/16/34	7,665	8,031
Series 2006-38 OH 6.50% 8/20/36	500,000	521,938
*•Series 2007-45 QA 1.48% (6.64% minus LIBOR01M) 7/20/37	33,637	2,984
*•Series 2007-76 SA 1.38% (6.53% minus LIBOR01M) 11/20/37	26,948	2,587
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2008-2 MS 2.00% (7.16% minus LIBOR01M) 1/16/38	22,752	$ 2,214
*•Series 2008-55 SA 1.05% (6.20% minus LIBOR01M) 6/20/38	15,955	1,281
Series 2009-104 KB 5.50% 11/16/39	236,000	248,965
*•Series 2009-106 ST 0.85% (6.00% minus LIBOR01M) 2/20/38	84,027	5,425
*Series 2009-14 KI 6.50% 3/20/39	24,170	5,575
*Series 2009-14 NI 6.50% 3/20/39	18,080	4,384
*•Series 2009-22 SA 1.12% (6.27% minus LIBOR01M) 4/20/39	38,809	2,130
*•Series 2009-31 TS 1.14% (6.30% minus LIBOR01M) 3/20/39	21,538	460
*•Series 2009-6 SA 0.94% (6.10% minus LIBOR01M) 2/16/39	8,276	612
*•Series 2009-6 SH 0.89% (6.04% minus LIBOR01M) 2/20/39	30,547	2,252
*•Series 2009-64 SN 0.94% (6.10% minus LIBOR01M) 7/16/39	28,931	1,225
~^Series 2009-79 OK 0.00% 11/16/37	18,552	15,032
Series 2010-130 CP 7.00% 10/16/40	26,644	28,551
*•Series 2011-75 SM 1.44% (6.60% minus LIBOR01M) 5/20/41	51,160	4,190
•Series 2011-H19 FA 5.56% (LIBOR01M + 0.47%) 8/20/61	157,878	156,835
•Series 2012-H23 SA 5.62% (LIBOR01M + 0.53%) 10/20/62	377,599	375,518
Series 2013-69 MA 1.50% 8/20/42	179,615	156,211
•Series 2013-H08 FC 5.54% (LIBOR01M + 0.45%) 2/20/63	166,281	165,036
Series 2013-H09 HA 1.65% 4/20/63	2,615	2,404
•Series 2014-H17 FC 5.59% (LIBOR01M + 0.50%) 7/20/64	163,635	162,325

LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2015-137 WA 5.55% 1/20/38	150,538	$ 148,940
•Series 2015-H16 FG 5.53% (LIBOR01M + 0.44%) 7/20/65	390,634	386,981
•Series 2015-H30 FE 5.69% (LIBOR01M + 0.60%) 11/20/65	502,608	499,675
Series 2016-135 Z 3.00% 10/20/46	244,220	202,442
•Series 2016-H11 FD 4.87% (LIBOR12M + 0.40%) 5/20/66	115,250	113,086
•Series 2016-H26 FC 6.09% (LIBOR01M + 1.00%) 12/20/66	85,296	84,833
•Series 2017-H14 FV 5.59% (LIBOR01M + 0.50%) 6/20/67	228,836	227,056
•Series 2020-30 PT 4.77% 3/20/48	662,699	639,624
Seasoned Credit Risk Transfer Trust
Series 2019-1 MT 3.50% 7/25/58	435,341	394,324
Series 2019-3 MB 3.50% 10/25/58	294,508	239,891
Series 2022-1 MTU 3.25% 11/25/61	802,155	713,594
Total Agency Collateralized Mortgage Obligations (Cost $17,264,373)		16,224,678
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.09%
Fannie Mae-Aces
•Series 2014-M3 A2 3.50% 1/25/24	93,377	92,002
•Series 2015-M10 A2 3.09% 4/25/27	259,718	243,705
•Series 2017-M12 A2 3.16% 6/25/27	250,828	234,970
•Series 2017-M5 A2 3.17% 4/25/29	215,514	199,005
•Series 2017-M7 A2 2.96% 2/25/27	680,930	640,368
•Series 2017-M8 A2 3.06% 5/25/27	278,447	261,179
•Series 2018-M10 A2 3.47% 7/25/28	460,000	434,430
•Series 2018-M3 A2 3.17% 2/25/30	161,781	148,877
Series 2020-M50 A2 1.20% 10/25/30	329,024	288,147
	Principal Amount	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
*•Series 2020-M50 X1 1.93% 10/25/30	4,600,323	$ 352,641
Series 2021-M3 1A1 1.00% 11/25/33	217,152	204,318
*•Series 2021-M3 X1 2.05% 11/25/33	2,492,861	215,364
•Series 2022-M1G A2 1.58% 9/25/31	3,350,000	2,685,875
•Series 2022-M1S A2 2.15% 4/25/32	1,290,000	1,064,981
•Series 2022-M2S A2 3.88% 8/25/32	900,000	842,720
•Series 2022-M3 A2 1.76% 11/25/31	1,500,000	1,203,212
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 6.87% (SOFR30A + 1.80%) 7/25/41	1,441,398	1,350,468
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K065 A2 3.24% 4/25/27	215,000	204,198
♦Series K065 AM 3.33% 5/25/27	115,000	107,802
♦Series K066 A2 3.12% 6/25/27	267,000	251,626
♦•Series K070 A2 3.30% 11/25/27	208,000	196,771
♦•Series K072 AM 3.50% 12/25/27	1,000,000	937,837
♦Series K079 AM 3.93% 6/25/28	588,000	562,966
♦•Series K081 A2 3.90% 8/25/28	395,000	382,024
♦Series K146 A2 2.92% 6/25/32	1,100,000	970,561
♦•Series K150 A2 3.71% 9/25/32	1,000,000	937,968
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,086,038
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	944,927
♦Series KJ14 A2 2.81% 9/25/24	262,064	255,244
♦Series KJ45 A2 4.66% 1/25/31	815,000	803,919
*♦•Series KL06 XFX 1.47% 12/25/29	4,215,000	264,374
♦•Series Q013 APT2 1.17% 5/25/50	760,139	713,553
•FREMF Mortgage Trust
Series 2014-K40 C 4.20% 11/25/47	168,000	162,234
Series 2015-K44 B 3.85% 1/25/48	640,000	612,935

LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2015-K45 B 3.73% 4/25/48	500,000	$ 477,177
Series 2016-K59 B 3.70% 11/25/49	180,000	167,904
Series 2018-K730 B 3.92% 2/25/50	551,000	527,434
Series 2019-K102 B 3.65% 12/25/51	750,000	660,360
Series 2019-KBF3 B 7.69% (LIBOR01M + 2.50%) 1/25/29	1,025,606	1,006,172
Total Agency Commercial Mortgage-Backed Securities (Cost $23,985,036)		22,696,286
AGENCY MORTGAGE-BACKED SECURITIES–21.78%
•Fannie Mae ARM
3.90% (H15T1Y + 2.15%) 7/1/33	5,395	5,322
3.93% (LIBOR12M + 1.61%) 1/1/34	5,115	4,972
4.27% (ECOFC + 1.25%) 3/1/29	209	207
4.63% (H15T1Y + 2.15%) 8/1/34	12,945	12,835
4.75% (H15T1Y + 2.28%) 4/1/33	9,469	9,490
4.82% (LIBOR12M + 1.74%) 10/1/34	8,519	8,278
5.14% (LIBOR12M + 1.60%) 5/1/35	17,170	16,737
6.12% (LIBOR06M + 1.52%) 1/1/35	28,171	28,459
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,248,185	1,028,150
1.45% 10/1/30	1,187,478	965,730
1.50% 1/1/31	1,100,000	880,109
1.56% 1/1/31	1,300,000	1,045,122
•1.75% 3/1/32	1,649,143	1,329,976
1.98% 1/1/32	1,985,000	1,629,880
2.01% 4/1/30	1,318,897	1,127,135
2.02% 8/1/30	1,059,000	893,834
2.42% 10/1/29	700,000	617,668
2.52% 11/1/29	1,049,567	931,784
2.63% 3/1/26	450,357	423,385
2.93% 10/1/29	1,088,050	994,206
3.03% 4/1/30	650,000	591,528
3.08% 4/1/30	451,915	416,758
3.12% 11/1/26	900,575	853,304
3.34% 2/1/27	1,000,000	948,431
3.52% 6/1/28	500,000	476,514
3.54% 6/1/32	1,386,000	1,285,612
3.54% 11/1/32	1,100,000	1,018,733
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
3.64% 8/1/28	932,356	$ 889,521
3.68% 9/1/32	936,000	877,081
3.70% 8/1/32	1,200,000	1,126,379
3.72% 8/1/32	989,164	931,580
3.77% 12/1/25	142,356	137,795
3.80% 9/1/32	1,105,031	1,045,523
3.81% 12/1/28	300,000	288,756
3.81% 10/1/32	1,245,000	1,178,799
3.81% 11/1/32	1,010,000	955,901
3.90% 2/1/33	1,200,000	1,144,147
3.96% 2/1/30	1,200,000	1,153,034
4.12% 11/1/32	1,405,000	1,363,261
4.18% 11/1/30	296,625	284,560
4.21% 2/1/33	1,000,000	978,227
4.22% 10/1/32	1,000,000	977,845
4.32% 3/1/30	1,600,000	1,572,799
4.45% 12/1/32	1,050,000	1,044,711
4.47% 3/1/33	2,000,000	1,996,313
4.57% 6/1/30	1,445,667	1,439,952
4.68% 11/1/31	1,050,000	1,054,417
4.74% 2/1/33	1,070,000	1,087,399
4.86% 12/1/32	775,000	794,414
5.50% 9/1/33	10,696	10,649
6.00% 9/1/28	2,190	2,208
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,133,419
3.19% 3/1/36	918,655	846,294
3.50% 5/1/43	202,566	188,318
4.00% 2/1/36	464,044	440,283
4.00% 7/1/42	222,219	213,014
4.00% 9/1/42	61,717	59,161
4.67% 11/1/34	2,955,000	2,957,298
5.50% 4/1/38	2,137	2,144
6.50% 10/1/35	50,217	49,710
Fannie Mae S.F. 20 yr
3.50% 1/1/44	224,270	208,480
4.50% 1/1/25	1,495	1,466
4.50% 11/1/38	459,338	450,809
5.00% 11/1/23	1,231	1,214
Fannie Mae S.F. 30 yr
2.50% 5/1/50	1,285,027	1,100,865
2.50% 7/1/50	1,466,348	1,249,030
2.50% 10/1/51	1,034,146	878,128
2.50% 11/1/51	1,325,749	1,126,206
2.50% 12/1/51	1,329,239	1,128,749
2.50% 1/1/52	963,032	819,358
2.50% 3/1/52	1,555,154	1,333,677
2.50% 7/1/61	974,024	799,111
2.50% 9/1/61	1,187,482	974,232
2.50% 3/1/62	997,615	816,608
3.00% 9/1/31	75,845	67,298
3.00% 2/1/50	699,113	639,349
3.00% 1/1/52	899,587	792,879
3.00% 2/1/52	1,891,249	1,667,521

LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 7/1/60	679,388	$ 579,591
3.00% 3/1/61	1,095,427	949,081
3.00% 6/1/62	1,367,581	1,184,894
3.50% 2/1/46	328,624	306,200
3.50% 10/1/46	144,500	134,737
3.50% 8/1/49	554,787	522,221
3.50% 11/1/51	2,005,837	1,830,959
3.50% 3/1/60	743,921	677,949
3.50% 3/1/62	3,007,974	2,735,074
3.50% 6/1/62	1,059,368	954,364
4.00% 6/1/47	525,744	503,510
4.00% 7/1/49	222,760	212,731
4.00% 2/1/51	921,852	871,142
4.00% 7/1/56	201,087	189,345
4.00% 8/1/59	1,268,666	1,197,034
4.00% 12/1/61	901,510	846,105
4.00% 3/1/62	287,803	268,867
4.00% 6/1/62	329,272	310,667
4.50% 4/1/39	93,777	91,450
4.50% 5/1/39	2,269	2,241
4.50% 2/1/46	131,580	129,124
4.50% 4/1/49	211,866	206,168
4.50% 5/1/49	159,240	155,169
4.50% 7/1/49	249,849	244,666
5.00% 9/1/35	10,067	10,139
5.00% 10/1/48	154,162	153,028
5.00% 1/1/49	291,753	290,688
5.00% 2/1/49	78,180	77,629
5.00% 4/1/49	202,108	202,445
5.00% 6/1/49	115,685	114,602
5.00% 12/1/49	869,558	868,229
5.00% 6/1/53	1,700,000	1,665,996
5.00% 12/1/61	931,240	915,343
5.50% 2/1/38	3,809	3,817
5.50% 3/1/38	1,797	1,842
5.50% 6/1/38	519	530
5.50% 1/1/58	1,180,924	1,212,187
6.00% 1/1/29	586	591
6.00% 3/1/32	6,862	6,923
6.00% 3/1/33	2,778	2,805
6.50% 9/1/25	293	299
6.50% 4/1/32	17,688	18,304
6.50% 11/1/36	22,862	24,009
6.50% 10/1/38	184,822	188,893
7.00% 6/1/35	254,157	265,624
7.50% 3/1/30	3,603	3,593
8.00% 3/1/27	4,901	4,933
8.00% 11/1/28	9,415	9,583
8.50% 6/1/30	413	412
9.00% 4/1/25	3,094	3,090
•Freddie Mac ARM
4.02% (LIBOR12M + 1.78%) 1/1/37	7,268	7,094
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM (continued)
4.23% (LIBOR12M + 1.58%) 3/1/35	16,136	$ 15,761
4.31% (H15T1Y + 2.11%) 1/1/27	5,289	5,163
4.49% (H15T1Y + 2.25%) 4/1/30	1,475	1,437
4.81% (LIBOR12M + 1.75%) 4/1/34	6,232	6,046
Freddie Mac S.F. 10 yr
3.50% 4/1/33	183,836	175,564
3.75% 8/1/32	1,200,000	1,126,368
7.00% 7/1/29	23,288	23,461
Freddie Mac S.F. 20 yr
3.50% 6/1/42	169,178	157,415
4.00% 6/1/42	78,306	75,142
Freddie Mac S.F. 30 yr
2.50% 7/1/50	3,062,504	2,611,797
2.50% 5/1/51	816,968	695,785
3.00% 2/1/52	956,260	847,213
3.50% 7/1/50	668,915	613,704
4.00% 1/1/46	126,713	121,290
4.00% 1/1/50	268,760	255,680
4.00% 7/1/50	686,328	648,343
4.50% 3/1/47	345,832	339,766
4.50% 5/1/47	32,448	31,894
4.50% 6/1/47	579,234	569,074
5.50% 10/1/33	16,973	17,386
6.00% 2/1/32	2,358	2,428
6.50% 6/1/29	3,770	3,858
6.50% 11/1/34	3,401	3,481
7.00% 4/1/35	25,926	26,889
8.50% 7/1/28	404	411
GNMA I S.F. 30 yr
5.50% 6/15/38	530,373	546,756
5.50% 7/15/38	495,706	511,015
5.50% 9/15/38	826,231	874,501
6.00% 5/15/37	26,158	26,446
6.00% 10/15/38	4,274	4,467
6.50% 3/15/28	652	665
6.50% 12/15/38	11,362	11,848
7.00% 12/15/25	169	168
7.00% 11/15/27	499	500
7.00% 6/15/28	1,082	1,082
7.00% 6/15/33	3,184	3,335
7.50% 9/15/28	1,133	1,133
8.00% 10/15/27	1,029	1,027
•GNMA II
6.15% (H15T1Y + 1.67%) 4/20/72	1,243,260	1,281,429
6.16% (H15T1Y + 1.68%) 4/20/72	1,142,246	1,177,997
6.17% (H15T1Y + 1.70%) 2/20/72	1,208,016	1,245,634

LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•GNMA II (continued)
6.18% (H15T1Y + 1.71%) 3/20/72	1,013,077	$ 1,045,837
6.29% (H15T1Y + 1.84%) 8/20/71	1,309,880	1,356,292
6.30% (H15T1Y + 1.83%) 7/20/72	927,440	966,470
GNMA II S.F. 10 yr 3.75% 12/20/32	71,926	69,368
GNMA II S.F. 30 yr
2.50% 8/20/51	9,029,000	7,829,079
2.50% 10/20/51	2,216,849	1,920,967
3.00% 7/20/50	950,532	851,590
3.00% 2/20/52	308,916	276,082
3.00% 3/20/52	709,542	633,914
3.50% 4/20/50	932,263	881,224
3.50% 2/20/52	733,970	676,000
3.75% 4/20/48	1,426,173	1,350,442
4.00% 3/20/50	414,956	393,385
4.00% 4/20/50	695,640	658,833
4.00% 2/20/52	962,851	910,622
4.00% 8/20/52	2,266,261	2,144,221
4.50% 9/20/49	881,037	873,323
4.50% 2/20/50	320,166	315,401
4.50% 5/20/52	934,123	908,539
5.50% 6/20/53	839,451	840,924
6.00% 4/20/53	998,133	1,005,183
7.50% 12/20/26	282	282
8.00% 11/20/26	4,040	4,087
8.00% 1/20/27	547	550
8.50% 5/20/25	50	50
Total Agency Mortgage-Backed Securities (Cost $130,102,965)		120,955,992
AGENCY OBLIGATIONS–0.15%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	516,308
Tennessee Valley Authority
4.25% 9/15/65	101,000	90,567
4.63% 9/15/60	93,000	89,979
5.88% 4/1/36	140,000	158,877
Total Agency Obligations (Cost $848,541)		855,731
CORPORATE BONDS–25.47%
Aerospace & Defense–0.49%
Airbus SE 3.15% 4/10/27	164,000	153,429
BAE Systems Holdings, Inc. 3.80% 10/7/24	45,000	43,804
BAE Systems PLC
1.90% 2/15/31	200,000	160,581
5.80% 10/11/41	51,000	52,305
Boeing Co.
2.20% 2/4/26	200,000	183,562
2.70% 2/1/27	640,000	584,965
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
2.75% 2/1/26	126,000	$ 117,331
3.25% 3/1/28	224,000	203,762
4.88% 5/1/25	125,000	123,224
5.15% 5/1/30	190,000	188,166
5.71% 5/1/40	175,000	174,564
Northrop Grumman Corp. 5.15% 5/1/40	140,000	137,804
Raytheon Technologies Corp.
3.20% 3/15/24	28,000	27,524
3.75% 11/1/46	80,000	64,458
4.15% 5/15/45	138,000	117,309
4.35% 4/15/47	90,000	79,757
4.50% 6/1/42	80,000	73,637
5.15% 2/27/33	221,000	224,021
		2,710,203
Agriculture–0.27%
Altria Group, Inc. 2.45% 2/4/32	410,000	319,740
BAT Capital Corp.
2.26% 3/25/28	210,000	179,973
3.73% 9/25/40	140,000	99,607
4.39% 8/15/37	250,000	199,977
4.54% 8/15/47	282,000	207,515
BAT International Finance PLC 1.67% 3/25/26	160,000	143,851
Bunge Ltd. Finance Corp. 2.75% 5/14/31	400,000	335,773
		1,486,436
Airlines–0.42%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	200,096	177,028
3.55% 7/15/31	142,376	121,694
3.60% 9/15/28	64,663	60,010
4.13% 11/15/26	82,583	77,163
♦American Airlines Pass-Through Trust
3.00% 4/15/30	88,556	78,461
3.70% 4/1/28	27,584	24,796
♦British Airways Pass-Through Trust
3.30% 6/15/34	129,608	112,367
3.80% 3/20/33	58,515	53,238
4.13% 3/20/33	78,753	69,890
♦Continental Airlines Pass-Through Trust 4.00% 4/29/26	13,177	12,757
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	269,350	245,223
♦Spirit Airlines Pass-Through Trust 3.38% 8/15/31	44,249	38,883

LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust
2.70% 11/1/33	190,698	$ 159,715
2.88% 4/7/30	70,926	62,468
3.10% 4/7/30	226,963	192,116
3.65% 7/7/27	37,736	34,736
3.70% 9/1/31	317,654	274,930
4.00% 10/11/27	42,136	39,622
4.15% 10/11/25	101,563	99,814
4.15% 2/25/33	210,023	192,384
4.30% 2/15/27	115,636	111,217
4.60% 9/1/27	81,912	76,820
		2,315,332
Auto Manufacturers–0.58%
American Honda Finance Corp. 2.30% 9/9/26	17,000	15,617
General Motors Financial Co., Inc.
1.20% 10/15/24	110,000	103,474
1.25% 1/8/26	467,000	416,664
2.35% 1/8/31	97,000	75,984
2.70% 6/10/31	320,000	255,232
3.80% 4/7/25	180,000	173,575
Hyundai Capital America
1.30% 1/8/26	115,000	102,894
1.50% 6/15/26	45,000	39,850
1.80% 10/15/25	140,000	127,706
1.80% 1/10/28	215,000	181,248
2.38% 10/15/27	130,000	113,736
3.00% 2/10/27	200,000	182,296
5.65% 6/26/26	1,280,000	1,271,999
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	159,817
		3,220,092
Auto Parts & Equipment–0.02%
Lear Corp. 2.60% 1/15/32	110,000	85,451
		85,451
Banks–7.07%
μABN AMRO Bank NV 2.47% 12/13/29	900,000	753,359
μAIB Group PLC 4.26% 4/10/25	250,000	244,269
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	170,168
3.45% 1/21/28	200,000	184,634
Banco Nacional de Panama 2.50% 8/11/30	300,000	235,408
Banco Santander SA
μ1.72% 9/14/27	200,000	173,642
1.85% 3/25/26	400,000	357,840
2.75% 5/28/25	200,000	187,759
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.
μ1.66% 3/11/27	100,000	$ 89,988
μ1.73% 7/22/27	235,000	209,800
μ1.90% 7/23/31	150,000	119,453
μ2.09% 6/14/29	204,000	174,044
μ2.57% 10/20/32	330,000	268,785
μ2.59% 4/29/31	313,000	262,775
μ2.68% 6/19/41	743,000	521,693
μ2.97% 2/4/33	110,000	91,699
μ3.37% 1/23/26	100,000	95,811
μ3.71% 4/24/28	260,000	243,687
3.95% 4/21/25	92,000	89,092
μ3.97% 3/5/29	76,000	71,153
μ4.38% 4/27/28	360,000	345,594
μ5.08% 1/20/27	313,000	308,198
μ5.20% 4/25/29	590,000	583,552
μ5.29% 4/25/34	650,000	643,959
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	178,064
6.25% 9/16/26	287,000	284,739
Bank of Montreal
1.85% 5/1/25	200,000	186,832
μ3.80% 12/15/32	47,000	41,430
Bank of Nova Scotia 4.85% 2/1/30	390,000	376,244
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	216,176
2.38% 11/21/24	254,000	241,129
4.94% 1/26/26	760,000	745,636
μBarclays PLC
1.01% 12/10/24	369,000	359,740
2.89% 11/24/32	200,000	157,394
μBNP Paribas SA
1.32% 1/13/27	232,000	205,733
2.16% 9/15/29	349,000	290,627
2.22% 6/9/26	293,000	270,970
3.13% 1/20/33	320,000	262,597
BPCE SA
1.00% 1/20/26	305,000	271,459
μ1.65% 10/6/26	250,000	224,189
μ2.28% 1/20/32	250,000	193,027
μ3.12% 10/19/32	320,000	246,985
4.63% 7/11/24	200,000	195,431
μ5.98% 1/18/27	250,000	247,620
Citigroup, Inc.
μ2.52% 11/3/32	110,000	88,628
μ2.56% 5/1/32	625,000	510,329
μ2.90% 11/3/42	75,000	53,101
μ3.06% 1/25/33	171,000	142,764
μ3.52% 10/27/28	75,000	69,656
μ3.67% 7/24/28	605,000	565,610
μ3.88% 1/24/39	50,000	41,838
μ3.89% 1/10/28	200,000	189,521

LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ4.08% 4/23/29	74,000	$ 69,659
4.40% 6/10/25	78,000	75,763
4.45% 9/29/27	210,000	200,514
Cooperatieve Rabobank UA 3.75% 7/21/26	450,000	420,128
μCredit Agricole SA
1.25% 1/26/27	400,000	354,281
1.91% 6/16/26	650,000	598,337
Credit Suisse AG
1.25% 8/7/26	450,000	387,395
3.70% 2/21/25	650,000	621,143
7.95% 1/9/25	384,000	391,773
μDanske Bank AS 6.47% 1/9/26	200,000	199,523
μDeutsche Bank AG
2.13% 11/24/26	205,000	182,393
2.22% 9/18/24	380,000	375,189
2.55% 1/7/28	350,000	303,487
6.72% 1/18/29	150,000	150,214
μDNB Bank ASA 1.61% 3/30/28	325,000	280,383
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	199,764
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	173,458
μ2.38% 7/21/32	95,000	76,095
2.60% 2/7/30	400,000	340,671
μ2.64% 2/24/28	301,000	273,111
μ3.27% 9/29/25	137,000	132,366
μ3.69% 6/5/28	742,000	697,141
3.85% 1/26/27	45,000	42,783
μ4.02% 10/31/38	400,000	338,742
4.25% 10/21/25	105,000	101,185
μ4.41% 4/23/39	215,000	187,612
6.75% 10/1/37	80,000	86,044
HSBC Holdings PLC
μ1.59% 5/24/27	200,000	176,512
μ2.21% 8/17/29	200,000	167,313
μ2.36% 8/18/31	300,000	239,465
6.10% 1/14/42	120,000	127,070
μ6.25% 3/9/34	250,000	256,262
6.50% 9/15/37	250,000	249,571
μ7.39% 11/3/28	315,000	332,446
ING Groep NV 3.95% 3/29/27	200,000	189,401
μKeyCorp 4.79% 6/1/33	55,000	46,109
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	216,707
μ3.51% 3/18/26	200,000	190,361
4.50% 11/4/24	220,000	213,575
4.58% 12/10/25	200,000	191,532
μ5.87% 3/6/29	275,000	272,677
μMacquarie Bank Ltd. 3.05% 3/3/36	200,000	151,730
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Macquarie Group Ltd.
μ1.34% 1/12/27	210,000	$ 186,922
μ5.03% 1/15/30	220,000	215,314
6.21% 11/22/24	330,000	329,592
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	194,164
2.05% 7/17/30	340,000	275,665
3.75% 7/18/39	515,000	436,521
μ5.44% 2/22/34	210,000	209,212
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	224,053
2.87% 9/13/30	220,000	186,141
5.74% 5/27/31	400,000	399,385
5.78% 7/6/29	380,000	380,939
Morgan Stanley
μ1.79% 2/13/32	280,000	217,195
μ2.19% 4/28/26	550,000	516,289
μ2.48% 1/21/28	39,000	35,195
μ3.22% 4/22/42	265,000	200,950
•3.59% 7/22/28	222,000	204,837
3.63% 1/20/27	101,000	95,900
μ3.77% 1/24/29	96,000	89,623
4.30% 1/27/45	85,000	74,358
4.35% 9/8/26	20,000	19,315
μ4.43% 1/23/30	159,000	151,278
μ5.12% 2/1/29	155,000	152,867
μ5.16% 4/20/29	490,000	484,015
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	280,803
National Australia Bank Ltd.
2.33% 8/21/30	250,000	194,834
μ3.93% 8/2/34	440,000	378,225
NatWest Group PLC
μ3.75% 11/1/29	200,000	187,737
4.80% 4/5/26	283,000	274,691
μ4.89% 5/18/29	200,000	190,249
μ5.81% 9/13/29	440,000	433,534
μ6.02% 3/2/34	215,000	216,147
Nordea Bank Abp 5.38% 9/22/27	200,000	197,409
μNorthern Trust Corp. 3.38% 5/8/32	29,000	25,723
PNC Bank NA 2.50% 8/27/24	250,000	239,535
μPNC Financial Services Group, Inc. 5.07% 1/24/34	361,000	346,185
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	189,538
6.53% 1/10/29	470,000	473,213
6.83% 11/21/26	434,000	434,987
μSociete Generale SA
1.49% 12/14/26	260,000	228,791
1.79% 6/9/27	215,000	187,936

LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSociete Generale SA (continued)
2.89% 6/9/32	500,000	$ 391,728
μStandard Chartered PLC
1.46% 1/14/27	245,000	217,007
6.19% 7/6/27	225,000	225,106
μState Street Corp. 4.82% 1/26/34	200,000	194,194
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	23,107
3.04% 7/16/29	345,000	301,371
5.52% 1/13/28	370,000	371,416
5.71% 1/13/30	370,000	374,431
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	362,087
Toronto-Dominion Bank 5.16% 1/10/28	240,000	238,404
μTruist Financial Corp.
5.12% 1/26/34	185,000	175,310
6.05% 6/8/27	225,000	225,093
μUBS Group AG
1.31% 2/2/27	270,000	235,890
2.19% 6/5/26	250,000	229,242
2.59% 9/11/25	589,000	561,418
2.75% 2/11/33	200,000	155,777
3.87% 1/12/29	250,000	225,999
μUniCredit SpA
1.98% 6/3/27	200,000	176,144
5.86% 6/19/32	200,000	181,834
Wells Fargo & Co.
4.40% 6/14/46	47,000	38,169
5.38% 11/2/43	200,000	188,294
Westpac Banking Corp.
3.13% 11/18/41	221,000	149,774
μ4.32% 11/23/31	140,000	129,693
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	548,664
		39,243,135
Beverages–0.32%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	373,000	362,785
Anheuser-Busch InBev Finance, Inc. 4.70% 2/1/36	120,000	116,714
Anheuser-Busch InBev Worldwide, Inc.
4.38% 4/15/38	150,000	138,881
4.44% 10/6/48	130,000	116,983
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	168,270
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc.
2.88% 5/1/30	420,000	$ 364,338
4.50% 5/9/47	65,000	56,214
4.75% 5/9/32	20,000	19,412
5.25% 11/15/48	25,000	23,937
Diageo Capital PLC 1.38% 9/29/25	350,000	321,939
Molson Coors Beverage Co. 4.20% 7/15/46	83,000	68,728
		1,758,201
Biotechnology–0.26%
Amgen, Inc.
1.65% 8/15/28	120,000	102,647
4.66% 6/15/51	300,000	268,658
5.25% 3/2/33	365,000	365,465
Baxalta, Inc. 5.25% 6/23/45	3,000	2,957
Gilead Sciences, Inc. 2.60% 10/1/40	310,000	224,519
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	366,652
Royalty Pharma PLC 1.20% 9/2/25	98,000	88,382
		1,419,280
Building Materials–0.17%
Lennox International, Inc. 1.35% 8/1/25	540,000	492,219
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	48,896
3.50% 12/15/27	100,000	93,200
Masco Corp.
2.00% 10/1/30	90,000	71,052
6.50% 8/15/32	80,000	82,471
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	151,865
		939,703
Chemicals–0.58%
Air Products & Chemicals, Inc. 1.85% 5/15/27	310,000	278,833
Albemarle Corp. 5.45% 12/1/44	50,000	47,008
Celanese U.S. Holdings LLC 6.05% 3/15/25	151,000	150,383
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 5.13% 4/1/25	485,000	481,404
Dow Chemical Co. 4.55% 11/30/25	14,000	13,642
DuPont de Nemours, Inc. 5.32% 11/15/38	595,000	589,532

LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical Co. 4.50% 12/1/28	220,000	$ 209,649
EIDP, Inc. 4.50% 5/15/26	324,000	318,098
International Flavors & Fragrances, Inc.
1.83% 10/15/27	190,000	160,217
2.30% 11/1/30	80,000	63,395
3.27% 11/15/40	110,000	76,927
5.00% 9/26/48	52,000	44,013
LYB International Finance III LLC
1.25% 10/1/25	79,000	71,434
3.63% 4/1/51	245,000	169,554
Nutrien Ltd.
4.00% 12/15/26	70,000	67,159
4.13% 3/15/35	90,000	79,000
4.20% 4/1/29	25,000	23,603
5.00% 4/1/49	40,000	35,960
RPM International, Inc. 2.95% 1/15/32	305,000	241,276
Union Carbide Corp. 7.75% 10/1/96	75,000	88,440
		3,209,527
Commercial Services–0.48%
Element Fleet Management Corp. 6.27% 6/26/26	235,000	234,178
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,008
7.00% 10/15/37	160,000	182,841
Ford Foundation 2.82% 6/1/70	90,000	55,650
Global Payments, Inc.
2.90% 5/15/30	48,000	40,684
2.90% 11/15/31	92,000	74,843
3.20% 8/15/29	236,000	205,128
5.30% 8/15/29	91,000	88,657
Pepperdine University 3.30% 12/1/59	110,000	77,443
Quanta Services, Inc.
2.35% 1/15/32	270,000	212,441
2.90% 10/1/30	360,000	305,832
S&P Global, Inc.
2.90% 3/1/32	193,000	167,283
4.25% 5/1/29	346,000	336,261
Triton Container International Ltd. 1.15% 6/7/24	270,000	256,045
University of Miami 4.06% 4/1/52	120,000	101,862
University of Southern California 3.23% 10/1/20	110,000	68,081
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisk Analytics, Inc. 5.75% 4/1/33	240,000	$ 251,254
		2,670,491
Computers–0.44%
Apple, Inc.
3.45% 2/9/45	82,000	69,134
3.75% 9/12/47	140,000	120,993
3.85% 8/4/46	117,000	103,003
4.85% 5/10/53	705,000	722,459
CGI, Inc. 2.30% 9/14/31	370,000	289,374
Dell International LLC/EMC Corp.
5.25% 2/1/28	577,000	575,804
6.02% 6/15/26	342,000	347,612
Leidos, Inc.
2.30% 2/15/31	120,000	94,554
5.75% 3/15/33	150,000	149,017
		2,471,950
Cosmetics & Personal Care–0.13%
Estee Lauder Cos., Inc.
2.60% 4/15/30	404,000	353,429
3.13% 12/1/49	150,000	109,452
Haleon U.S. Capital LLC 3.38% 3/24/29	260,000	236,242
		699,123
Distribution/Wholesale–0.01%
WW Grainger, Inc. 4.60% 6/15/45	77,000	72,569
		72,569
Diversified Financial Services–1.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	150,000	134,641
2.45% 10/29/26	170,000	151,836
2.88% 8/14/24	150,000	144,149
3.00% 10/29/28	210,000	181,577
3.30% 1/30/32	195,000	159,529
4.50% 9/15/23	150,000	149,437
Air Lease Corp.
2.30% 2/1/25	245,000	230,380
2.88% 1/15/26	160,000	148,006
3.25% 3/1/25	48,000	45,697
3.25% 10/1/29	220,000	190,306
3.38% 7/1/25	378,000	358,258
American Express Co. 4.20% 11/6/25	150,000	145,865
Aviation Capital Group LLC 5.50% 12/15/24	174,000	170,318

LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	$ 142,203
2.53% 11/18/27	1,301,000	1,096,870
2.88% 2/15/25	275,000	255,740
4.25% 4/15/26	245,000	228,246
4.38% 5/1/26	150,000	140,156
5.50% 1/15/26	395,000	382,717
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	16,709
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	63,391
μ2.62% 11/2/32	235,000	181,028
4.20% 10/29/25	40,000	38,236
μ4.99% 7/24/26	120,000	116,310
Charles Schwab Corp. 3.20% 3/2/27	100,000	91,959
=Freedom Mortgage Corp. 4.90% 3/22/24	499,738	487,494
GTP Acquisition Partners I LLC 3.48% 6/15/50	67,000	63,971
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	83,624
LSEGA Financing PLC 2.00% 4/6/28	475,000	407,116
Nasdaq, Inc. 5.55% 2/15/34	125,000	125,492
Nomura Holdings, Inc.
2.65% 1/16/25	212,000	200,698
2.68% 7/16/30	200,000	163,641
Nuveen LLC 4.00% 11/1/28	160,000	150,891
ORIX Corp. 3.25% 12/4/24	100,000	95,983
Park Aerospace Holdings Ltd. 5.50% 2/15/24	23,000	22,738
		6,765,212
Electric–2.45%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	24,896
Alabama Power Co. 6.13% 5/15/38	62,000	66,594
Alexander Funding Trust 1.84% 11/15/23	200,000	195,615
Ameren Illinois Co. 3.25% 3/15/50	185,000	135,203
American Electric Power Co., Inc. 5.63% 3/1/33	260,000	264,331
Avangrid, Inc. 3.15% 12/1/24	72,000	69,057
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	73,331
3.50% 8/15/46	47,000	35,459
5.40% 6/1/53	385,000	391,123
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	135,837
3.95% 3/1/48	10,000	8,249
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	$ 205,540
China Southern Power Grid International Finance BVI Co. Ltd. 3.50% 5/8/27	200,000	190,809
Cleveland Electric Illuminating Co.
3.50% 4/1/28	95,000	87,054
4.55% 11/15/30	65,000	61,386
CMS Energy Corp.
2.95% 2/15/27	47,000	43,189
3.88% 3/1/24	110,000	108,432
Commonwealth Edison Co. 3.65% 6/15/46	30,000	23,451
Consolidated Edison Co. of New York, Inc.
4.50% 5/15/58	54,000	45,051
5.70% 6/15/40	38,000	38,147
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	237,946
5.75% 10/1/41	144,000	140,676
5.80% 3/1/33	299,000	306,066
6.25% 10/1/39	100,000	103,712
Consumers Energy Co. 3.25% 8/15/46	19,000	14,004
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,554
DTE Electric Co. 5.40% 4/1/53	370,000	381,860
DTE Energy Co. 4.88% 6/1/28	350,000	342,346
Duke Energy Corp. 2.65% 9/1/26	100,000	92,423
Duke Energy Indiana LLC 3.75% 5/15/46	60,000	46,541
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	34,946
Duke Energy Progress LLC 3.70% 10/15/46	54,000	41,930
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	167,818
3.62% 8/1/27	160,000	143,603
Edison International 3.55% 11/15/24	284,000	274,463
Emera U.S. Finance LP 4.75% 6/15/46	130,000	105,456
Entergy Corp. 2.95% 9/1/26	21,000	19,392
Entergy Louisiana LLC
2.40% 10/1/26	59,000	54,006
2.90% 3/15/51	130,000	85,713
3.05% 6/1/31	38,000	32,943
4.00% 3/15/33	40,000	36,302

LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Mississippi LLC 3.85% 6/1/49	135,000	$ 104,655
Evergy Metro, Inc.
4.20% 3/15/48	50,000	41,095
5.30% 10/1/41	50,000	48,611
Evergy, Inc. 2.90% 9/15/29	170,000	148,340
Eversource Energy 5.13% 5/15/33	310,000	305,505
Exelon Corp. 5.30% 3/15/33	300,000	299,042
Fells Point Funding Trust 3.05% 1/31/27	585,000	537,784
Florida Power & Light Co.
5.30% 4/1/53	210,000	217,206
5.40% 9/1/35	50,000	50,043
Fortis, Inc. 3.06% 10/4/26	124,000	114,239
Hydro-Quebec 8.05% 7/7/24	100,000	102,137
ITC Holdings Corp. 2.95% 5/14/30	100,000	85,977
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	38,689
6.15% 6/1/37	30,000	31,017
Massachusetts Electric Co. 4.00% 8/15/46	56,000	42,350
MidAmerican Energy Co. 3.50% 10/15/24	59,000	57,414
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	40,000	37,814
Nevada Power Co. 3.70% 5/1/29	100,000	92,566
New England Power Co. 3.80% 12/5/47	45,000	35,303
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	46,610
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	25,434
5.25% 2/28/53	170,000	163,654
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	199,759
3.51% 10/1/24	19,000	18,294
NRG Energy, Inc.
2.00% 12/2/25	185,000	165,957
2.45% 12/2/27	210,000	176,969
4.45% 6/15/29	110,000	97,223
Ohio Power Co. 5.00% 6/1/33	345,000	338,459
Oncor Electric Delivery Co. LLC
3.10% 9/15/49	215,000	151,825
5.75% 3/15/29	25,000	25,948
Pacific Gas & Electric Co.
1.70% 11/15/23	175,000	171,993
2.95% 3/1/26	595,000	539,175
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
3.45% 7/1/25	145,000	$ 136,905
3.75% 8/15/42	33,000	22,341
4.00% 12/1/46	230,000	153,385
4.30% 3/15/45	55,000	38,545
6.40% 6/15/33	260,000	258,577
PacifiCorp 5.50% 5/15/54	18,000	16,888
PECO Energy Co. 2.80% 6/15/50	100,000	65,921
Pennsylvania Electric Co. 3.25% 3/15/28	19,000	17,214
PG&E Recovery Funding LLC 5.54% 7/15/49	245,000	255,458
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	152,202
5.10% 6/1/54	205,000	207,351
5.21% 12/1/49	110,000	109,719
Potomac Electric Power Co. 6.50% 11/15/37	75,000	83,748
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	229,296
Public Service Co. of Oklahoma
5.25% 1/15/33	280,000	278,449
6.63% 11/15/37	175,000	186,243
Public Service Electric & Gas Co. 5.38% 11/1/39	28,000	27,343
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	69,206
SCE Recovery Funding LLC
4.70% 6/15/42	265,000	257,849
5.11% 12/14/49	110,000	108,433
Sigeco Securitization I LLC 5.03% 11/15/36	257,000	256,622
Southern California Edison Co.
3.50% 10/1/23	53,000	52,539
3.65% 3/1/28	80,000	74,629
4.05% 3/15/42	100,000	80,907
5.55% 1/15/36	80,000	79,244
5.70% 3/1/53	115,000	114,974
5.88% 12/1/53	290,000	295,761
Southern Power Co. 5.15% 9/15/41	50,000	46,723
Tampa Electric Co. 4.45% 6/15/49	100,000	84,748
Toledo Edison Co. 6.15% 5/15/37	50,000	52,044
Union Electric Co.
2.95% 6/15/27	36,000	33,501
5.45% 3/15/53	250,000	254,747

LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	$ 74,324
WEC Energy Group, Inc. 3.55% 6/15/25	11,000	10,549
		13,603,926
Electronics–0.04%
Arrow Electronics, Inc.
3.25% 9/8/24	44,000	42,456
3.88% 1/12/28	22,000	20,295
Honeywell International, Inc. 2.50% 11/1/26	150,000	140,047
		202,798
Engineering & Construction–0.06%
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	344,641
		344,641
Environmental Control–0.02%
Republic Services, Inc. 5.00% 4/1/34	120,000	119,731
		119,731
Food–0.42%
Bimbo Bakeries USA, Inc. 4.00% 5/17/51	290,000	232,788
Campbell Soup Co. 3.13% 4/24/50	47,000	32,289
Conagra Brands, Inc. 5.30% 11/1/38	35,000	33,630
General Mills, Inc.
3.00% 2/1/51	100,000	70,619
4.95% 3/29/33	220,000	218,035
Kellogg Co. 5.25% 3/1/33	283,000	284,244
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	130,028
4.63% 10/1/39	200,000	180,716
Kroger Co.
2.20% 5/1/30	500,000	413,457
5.40% 7/15/40	18,000	17,316
McCormick & Co., Inc. 2.50% 4/15/30	342,000	289,299
Smithfield Foods, Inc.
3.00% 10/15/30	380,000	297,941
5.20% 4/1/29	160,000	147,443
		2,347,805
Gas–0.29%
APA Infrastructure Ltd.
4.20% 3/23/25	120,000	116,318
4.25% 7/15/27	73,000	69,541
Atmos Energy Corp.
4.13% 10/15/44	50,000	42,060
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy Corp. (continued)
4.13% 3/15/49	155,000	$ 130,299
Boston Gas Co. 4.49% 2/15/42	22,000	18,344
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	61,128
NiSource, Inc.
1.70% 2/15/31	190,000	148,555
2.95% 9/1/29	85,000	74,429
ONE Gas, Inc. 2.00% 5/15/30	200,000	165,577
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	181,150
Southern California Gas Co.
2.55% 2/1/30	195,000	167,628
6.35% 11/15/52	200,000	221,534
Southern Co. Gas Capital Corp.
2.45% 10/1/23	19,000	18,841
3.25% 6/15/26	17,000	16,022
3.95% 10/1/46	21,000	16,201
4.40% 6/1/43	42,000	34,711
5.88% 3/15/41	96,000	96,642
Southwest Gas Corp. 3.80% 9/29/46	44,000	31,888
		1,610,868
Health Care Products–0.11%
Abbott Laboratories 4.75% 11/30/36	130,000	130,513
Boston Scientific Corp. 4.55% 3/1/39	49,000	45,570
DH Europe Finance II Sarl 3.25% 11/15/39	184,000	149,563
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	269,226
		594,872
Health Care Services–0.62%
Advocate Health & Hospitals Corp. 2.21% 6/15/30	130,000	108,959
Ascension Health 2.53% 11/15/29	190,000	163,396
Children's Hospital 2.93% 7/15/50	180,000	117,063
CommonSpirit Health
1.55% 10/1/25	145,000	131,850
2.78% 10/1/30	145,000	121,897
3.91% 10/1/50	140,000	108,167
Elevance Health, Inc.
3.35% 12/1/24	70,000	67,681
4.10% 3/1/28	55,000	52,792
4.65% 1/15/43	18,000	16,445
4.65% 8/15/44	65,000	58,366

LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	$ 277,807
2.88% 9/1/50	230,000	154,359
HCA, Inc.
5.13% 6/15/39	125,000	115,960
5.25% 6/15/26	340,000	336,284
5.50% 6/15/47	245,000	230,763
Memorial Health Services 3.45% 11/1/49	245,000	179,703
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	83,000	66,161
MultiCare Health System 2.80% 8/15/50	120,000	72,846
MyMichigan Health 3.41% 6/1/50	80,000	57,167
Providence St Joseph Health Obligated Group 2.75% 10/1/26	36,000	32,883
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,195
Texas Health Resources 2.33% 11/15/50	140,000	81,932
UnitedHealth Group, Inc.
3.25% 5/15/51	140,000	104,427
3.50% 8/15/39	160,000	134,196
4.63% 7/15/35	34,000	33,241
5.05% 4/15/53	320,000	318,063
5.88% 2/15/53	140,000	155,502
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	121,037
		3,435,142
Home Builders–0.02%
Lennar Corp. 4.50% 4/30/24	95,000	94,187
		94,187
Insurance–0.69%
AIA Group Ltd.
3.20% 3/11/25	200,000	192,332
3.60% 4/9/29	200,000	185,111
3.90% 4/6/28	210,000	200,665
Assurant, Inc. 4.20% 9/27/23	13,000	12,910
Athene Global Funding
1.45% 1/8/26	370,000	324,520
2.50% 1/14/25	103,000	96,213
2.75% 6/25/24	155,000	149,071
2.95% 11/12/26	515,000	456,410
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	173,599
4.30% 5/15/43	62,000	56,543
Brown & Brown, Inc. 2.38% 3/15/31	460,000	370,790
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial Corp. 3.95% 5/15/24	44,000	$ 43,253
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	172,711
3.85% 4/5/29	130,000	116,911
F&G Global Funding 1.75% 6/30/26	185,000	163,752
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,471
Hanover Insurance Group, Inc. 2.50% 9/1/30	120,000	94,329
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	57,035
Jackson National Life Global Funding 3.88% 6/11/25	87,000	82,637
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	151,387
4.57% 2/1/29	27,000	25,463
MetLife, Inc. 4.13% 8/13/42	28,000	23,523
New York Life Global Funding 2.35% 7/14/26	65,000	59,728
New York Life Insurance Co. 4.45% 5/15/69	105,000	87,477
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	166,411
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	101,983
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	27,527
Prudential Financial, Inc. 3.91% 12/7/47	61,000	48,669
Prudential Insurance Co. of America 8.30% 7/1/25	150,000	155,397
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	41,340
		3,855,168
Internet–0.20%
Amazon.com, Inc.
3.88% 8/22/37	80,000	73,052
3.95% 4/13/52	390,000	339,917
eBay, Inc. 2.60% 5/10/31	830,000	692,007
		1,104,976
Investment Company–0.04%
Blackstone Secured Lending Fund 3.65% 7/14/23	200,000	199,778
		199,778
Iron & Steel–0.12%
Nucor Corp. 2.98% 12/15/55	30,000	19,184
Reliance Steel & Aluminum 1.30% 8/15/25	600,000	547,740

LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	$ 107,029
		673,953
Machinery Diversified–0.07%
nVent Finance Sarl 4.55% 4/15/28	75,000	70,156
Otis Worldwide Corp. 2.57% 2/15/30	280,000	241,398
Xylem, Inc. 2.25% 1/30/31	110,000	91,274
		402,828
Media–0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	195,000	130,435
3.70% 4/1/51	445,000	281,186
4.80% 3/1/50	240,000	181,080
5.38% 4/1/38	38,000	32,372
Comcast Corp.
2.89% 11/1/51	186,000	124,705
2.94% 11/1/56	291,000	189,506
2.99% 11/1/63	76,000	48,153
3.25% 11/1/39	130,000	103,119
3.55% 5/1/28	66,000	62,402
3.75% 4/1/40	160,000	134,806
3.90% 3/1/38	32,000	27,803
4.00% 11/1/49	52,000	42,920
4.20% 8/15/34	89,000	82,905
4.25% 1/15/33	167,000	158,644
Cox Communications, Inc.
2.95% 10/1/50	180,000	113,135
3.35% 9/15/26	67,000	62,728
Discovery Communications LLC
4.00% 9/15/55	124,000	82,417
5.20% 9/20/47	80,000	65,474
Paramount Global 2.90% 1/15/27	42,000	37,832
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	98,862
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,194
6.55% 5/1/37	50,000	47,934
7.30% 7/1/38	50,000	50,953
		2,242,565
Mining–0.11%
Glencore Funding LLC 2.50% 9/1/30	750,000	614,120
		614,120
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.00%
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	$ 26,811
		26,811
Oil & Gas–0.65%
BP Capital Markets America, Inc.
2.77% 11/10/50	130,000	85,986
2.94% 6/4/51	205,000	139,894
3.00% 3/17/52	135,000	93,099
3.02% 1/16/27	35,000	32,930
4.81% 2/13/33	310,000	305,495
BP Capital Markets PLC 3.28% 9/19/27	140,000	131,816
Coterra Energy, Inc. 3.90% 5/15/27	235,000	221,502
Ecopetrol SA
4.13% 1/16/25	33,000	31,700
5.38% 6/26/26	39,000	37,323
Eni USA, Inc. 7.30% 11/15/27	50,000	53,505
EQT Corp. 3.90% 10/1/27	60,000	55,471
Equinor ASA 3.25% 11/10/24	23,000	22,334
Exxon Mobil Corp. 3.00% 8/16/39	405,000	321,083
HF Sinclair Corp.
2.63% 10/1/23	255,000	252,880
5.88% 4/1/26	138,000	138,609
Marathon Petroleum Corp. 4.70% 5/1/25	156,000	153,057
Phillips 66 Co.
3.15% 12/15/29	95,000	82,886
4.90% 10/1/46	77,000	68,042
5.30% 6/30/33	270,000	269,151
Pioneer Natural Resources Co. 1.90% 8/15/30	270,000	218,802
Suncor Energy, Inc.
5.95% 12/1/34	60,000	60,133
6.80% 5/15/38	145,000	153,849
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	266,445
3.13% 5/29/50	260,000	188,815
3.46% 7/12/49	145,000	112,394
Valero Energy Corp.
2.15% 9/15/27	128,000	113,369
7.50% 4/15/32	14,000	15,787
		3,626,357
Oil & Gas Services–0.14%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.14% 11/7/29	180,000	160,156

LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton Co.
4.85% 11/15/35	30,000	$ 28,249
6.70% 9/15/38	60,000	65,776
NOV, Inc. 3.60% 12/1/29	200,000	177,648
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	300,000	276,073
Schlumberger Holdings Corp. 3.90% 5/17/28	81,000	76,320
		784,222
Packaging & Containers–0.09%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	253,077
Packaging Corp. of America 4.05% 12/15/49	155,000	123,453
WRKCo, Inc.
3.00% 9/15/24	80,000	76,932
3.90% 6/1/28	35,000	32,608
		486,070
Pharmaceuticals–1.11%
AbbVie, Inc.
3.20% 11/21/29	516,000	466,607
4.05% 11/21/39	510,000	444,038
4.40% 11/6/42	370,000	331,320
4.50% 5/14/35	100,000	95,010
4.85% 6/15/44	200,000	186,352
AstraZeneca PLC
2.13% 8/6/50	140,000	87,047
4.00% 9/18/42	40,000	35,634
6.45% 9/15/37	50,000	57,325
Becton Dickinson & Co. 4.67% 6/6/47	75,000	68,917
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	122,967
4.13% 6/15/39	114,000	103,938
4.55% 2/20/48	47,000	43,831
Cigna Group 4.50% 2/25/26	127,000	124,236
CVS Health Corp.
4.30% 3/25/28	21,000	20,253
5.05% 3/25/48	323,000	297,723
5.25% 2/21/33	330,000	328,718
♦CVS Pass-Through Trust
4.70% 1/10/36	138,537	127,864
5.93% 1/10/34	63,885	60,598
7.51% 1/10/32	57,031	59,244
8.35% 7/10/31	57,432	61,552
Eli Lilly & Co. 4.95% 2/27/63	210,000	214,309
Mead Johnson Nutrition Co. 4.13% 11/15/25	27,000	26,335
Merck & Co., Inc.
5.00% 5/17/53	220,000	222,869
5.15% 5/17/63	170,000	173,632
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan, Inc. 5.40% 11/29/43	21,000	$ 17,541
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	209,209
5.30% 5/19/53	515,000	535,436
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	234,000	219,715
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	412,533
3.18% 7/9/50	225,000	158,477
Utah Acquisition Sub, Inc. 3.95% 6/15/26	210,000	199,455
Viatris, Inc. 2.30% 6/22/27	589,000	514,583
Zoetis, Inc. 2.00% 5/15/30	170,000	141,857
		6,169,125
Pipelines–1.00%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	146,027
Buckeye Partners LP 5.85% 11/15/43	100,000	74,000
Cameron LNG LLC 3.70% 1/15/39	188,000	155,122
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	100,719
Enbridge, Inc. 5.70% 3/8/33	260,000	263,570
Energy Transfer LP
3.90% 7/15/26	24,000	22,808
4.15% 9/15/29	102,000	93,874
4.75% 1/15/26	187,000	182,802
4.95% 5/15/28	40,000	38,700
5.50% 6/1/27	90,000	89,512
6.00% 6/15/48	335,000	317,682
6.10% 2/15/42	60,000	56,715
Enterprise Products Operating LLC
3.20% 2/15/52	50,000	35,118
3.70% 2/15/26	38,000	36,637
4.45% 2/15/43	87,000	76,455
4.95% 10/15/54	6,000	5,446
5.10% 2/15/45	16,000	15,275
7.55% 4/15/38	86,000	98,778
EQM Midstream Partners LP 5.50% 7/15/28	130,000	123,008
Flex Intermediate Holdco LLC
3.36% 6/30/31	355,000	282,244
4.32% 12/30/39	130,000	93,885
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	237,462	190,326
Gray Oak Pipeline LLC
2.00% 9/15/23	135,000	133,857

LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Gray Oak Pipeline LLC (continued)
2.60% 10/15/25	165,000	$ 151,490
3.45% 10/15/27	372,000	332,439
Kinder Morgan, Inc. 5.20% 6/1/33	315,000	305,259
Magellan Midstream Partners LP 3.20% 3/15/25	14,000	13,311
MPLX LP 4.80% 2/15/29	261,000	251,700
NGPL PipeCo LLC 3.25% 7/15/31	215,000	177,066
ONEOK Partners LP 6.65% 10/1/36	15,000	15,395
ONEOK, Inc. 2.20% 9/15/25	250,000	231,297
Plains All American Pipeline LP/PAA Finance Corp. 4.30% 1/31/43	30,000	22,418
Sabine Pass Liquefaction LLC
4.50% 5/15/30	200,000	190,112
5.00% 3/15/27	450,000	442,929
5.63% 3/1/25	235,000	234,074
Southern Natural Gas Co. LLC
4.80% 3/15/47	26,000	21,919
8.00% 3/1/32	53,000	60,891
Spectra Energy Partners LP 4.50% 3/15/45	25,000	20,595
Targa Resources Corp. 4.20% 2/1/33	100,000	88,514
Texas Eastern Transmission LP 3.50% 1/15/28	15,000	13,872
TransCanada PipeLines Ltd.
4.75% 5/15/38	80,000	71,424
6.20% 10/15/37	70,000	72,489
Williams Cos., Inc. 5.65% 3/15/33	200,000	202,650
		5,552,404
Private Equity–0.02%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	50,922
4.70% 9/20/47	9,000	7,524
4.85% 3/29/29	54,000	51,804
		110,250
Real Estate–0.18%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	73,109
=Opendoor Property trust I 2022 4.07% 2/15/26	1,000,000	950,000
		1,023,109
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.47%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	$ 102,309
2.00% 5/18/32	240,000	181,202
3.80% 4/15/26	23,000	21,987
4.00% 2/1/50	125,000	93,226
American Tower Corp.
1.50% 1/31/28	325,000	272,658
1.88% 10/15/30	275,000	216,986
2.10% 6/15/30	150,000	121,129
2.95% 1/15/51	85,000	53,601
3.10% 6/15/50	130,000	84,830
3.38% 10/15/26	44,000	41,058
3.70% 10/15/49	230,000	164,844
5.00% 2/15/24	71,000	70,584
American Tower Trust #1 3.65% 3/15/48	160,000	148,612
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	168,004
2.50% 8/16/31	105,000	81,513
3.85% 2/1/25	50,000	47,819
Corporate Office Properties LP
2.25% 3/15/26	470,000	416,257
2.75% 4/15/31	326,000	247,711
Crown Castle, Inc. 4.00% 3/1/27	24,000	22,812
Equinix, Inc.
2.00% 5/15/28	463,000	394,179
2.90% 11/18/26	285,000	261,315
Essex Portfolio LP
1.65% 1/15/31	200,000	151,739
2.65% 3/15/32	145,000	116,612
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	38,962
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	122,833
3.10% 2/15/30	310,000	265,541
Healthpeak OP LLC
2.13% 12/1/28	330,000	278,061
3.00% 1/15/30	90,000	78,180
3.50% 7/15/29	132,000	118,366
Life Storage LP
2.20% 10/15/30	300,000	240,019
2.40% 10/15/31	125,000	99,027
4.00% 6/15/29	150,000	135,997
Mid-America Apartments LP
1.70% 2/15/31	150,000	118,401
3.95% 3/15/29	230,000	216,505
NNN REIT, Inc.
3.60% 12/15/26	58,000	53,912
4.30% 10/15/28	150,000	139,518

LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Physicians Realty LP 2.63% 11/1/31	130,000	$ 101,121
Prologis LP
2.13% 10/15/50	150,000	84,136
2.25% 4/15/30	20,000	16,951
2.88% 11/15/29	95,000	83,149
3.25% 6/30/26	18,000	17,043
Public Storage
1.95% 11/9/28	156,000	133,750
2.25% 11/9/31	131,000	106,985
Realty Income Corp. 4.85% 3/15/30	280,000	270,676
Regency Centers LP 2.95% 9/15/29	215,000	184,274
Sabra Health Care LP 3.20% 12/1/31	210,000	156,652
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	306,571
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	163,084
SITE Centers Corp. 3.63% 2/1/25	61,000	57,404
UDR, Inc.
1.90% 3/15/33	240,000	175,557
2.10% 8/1/32	160,000	121,462
2.95% 9/1/26	28,000	25,587
3.00% 8/15/31	25,000	21,146
3.20% 1/15/30	150,000	132,472
Ventas Realty LP
3.25% 10/15/26	25,000	22,889
3.85% 4/1/27	49,000	45,859
4.13% 1/15/26	9,000	8,608
Welltower OP LLC
3.10% 1/15/30	85,000	73,603
6.50% 3/15/41	125,000	128,699
WP Carey, Inc.
2.25% 4/1/33	180,000	135,066
4.25% 10/1/26	245,000	235,215
		8,194,268
Retail–0.43%
7-Eleven, Inc.
0.95% 2/10/26	170,000	151,866
1.80% 2/10/31	140,000	110,728
2.50% 2/10/41	139,000	92,980
Alimentation Couche-Tard, Inc.
3.44% 5/13/41	250,000	180,134
3.63% 5/13/51	280,000	191,810
3.80% 1/25/50	230,000	166,772
AutoZone, Inc. 1.65% 1/15/31	180,000	140,464
Home Depot, Inc.
3.90% 12/6/28	110,000	106,486
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
4.95% 9/15/52	198,000	$ 196,657
Lowe's Cos., Inc.
1.70% 10/15/30	430,000	344,559
2.63% 4/1/31	105,000	88,660
McDonald's Corp. 4.70% 12/9/35	60,000	58,233
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	76,608
3.60% 9/1/27	49,000	46,367
Starbucks Corp. 4.80% 2/15/33	440,000	434,534
		2,386,858
Semiconductors–0.69%
Analog Devices, Inc. 2.80% 10/1/41	227,000	168,577
Broadcom, Inc.
1.95% 2/15/28	592,000	511,963
3.14% 11/15/35	378,000	289,943
3.19% 11/15/36	370,000	279,629
Intel Corp.
3.10% 2/15/60	50,000	31,978
5.63% 2/10/43	305,000	309,728
5.70% 2/10/53	175,000	178,027
KLA Corp. 3.30% 3/1/50	150,000	112,491
Microchip Technology, Inc.
0.97% 2/15/24	90,000	87,196
0.98% 9/1/24	76,000	71,787
2.67% 9/1/23	89,000	88,633
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	293,402
3.25% 5/11/41	370,000	269,297
5.00% 1/15/33	140,000	134,430
Texas Instruments, Inc. 5.05% 5/18/63	276,000	276,547
TSMC Global Ltd. 4.63% 7/22/32	200,000	198,549
Xilinx, Inc. 2.38% 6/1/30	623,000	537,811
		3,839,988
Software–0.50%
Activision Blizzard, Inc. 1.35% 9/15/30	241,000	192,786
Fiserv, Inc.
3.20% 7/1/26	70,000	65,686
4.40% 7/1/49	65,000	54,923
Microsoft Corp.
2.00% 8/8/23	125,000	124,632
2.92% 3/17/52	65,000	48,358
3.04% 3/17/62	40,000	29,168
3.45% 8/8/36	60,000	54,725

LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp. (continued)
3.50% 2/12/35	68,000	$ 63,613
Oracle Corp.
3.60% 4/1/40	450,000	348,123
4.00% 7/15/46	110,000	84,547
4.90% 2/6/33	310,000	300,918
5.55% 2/6/53	220,000	213,036
Roper Technologies, Inc.
1.40% 9/15/27	350,000	301,729
2.00% 6/30/30	160,000	130,767
VMware, Inc.
1.40% 8/15/26	404,000	356,749
4.65% 5/15/27	135,000	131,165
Workday, Inc. 3.50% 4/1/27	285,000	270,137
		2,771,062
Telecommunications–0.79%
America Movil SAB de CV 4.38% 4/22/49	200,000	173,537
AT&T, Inc.
1.65% 2/1/28	55,000	47,268
2.25% 2/1/32	430,000	341,549
2.30% 6/1/27	520,000	467,668
3.50% 6/1/41	154,000	118,223
3.55% 9/15/55	126,000	88,208
3.65% 6/1/51	381,000	279,700
Corning, Inc. 3.90% 11/15/49	284,000	212,531
Crown Castle Towers LLC 3.66% 5/15/45	60,000	57,157
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	137,846
Rogers Communications, Inc. 4.55% 3/15/52	180,000	144,760
T-Mobile USA, Inc.
3.88% 4/15/30	850,000	783,078
5.05% 7/15/33	700,000	687,329
Verizon Communications, Inc.
1.68% 10/30/30	75,000	59,211
2.10% 3/22/28	200,000	175,695
2.36% 3/15/32	147,000	118,230
2.65% 11/20/40	260,000	180,855
3.15% 3/22/30	40,000	35,544
Vodafone Group PLC
4.88% 6/19/49	255,000	225,857
5.63% 2/10/53	35,000	34,311
		4,368,557
Toys Games Hobby–0.05%
Hasbro, Inc. 3.90% 11/19/29	332,000	300,009
		300,009
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.17%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	$ 22,592
4.70% 9/1/45	35,000	32,503
5.15% 9/1/43	77,000	76,199
5.40% 6/1/41	126,000	128,478
5.75% 5/1/40	85,000	89,900
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	178,879
CSX Corp.
3.35% 9/15/49	10,000	7,377
4.75% 11/15/48	108,000	99,912
5.50% 4/15/41	50,000	50,605
JB Hunt Transport Services, Inc. 3.85% 3/15/24	70,000	68,661
Norfolk Southern Corp.
3.95% 10/1/42	70,000	57,346
4.05% 8/15/52	40,000	32,905
Union Pacific Corp. 4.10% 9/15/67	150,000	124,069
		969,426
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	23,042
3.95% 3/10/25	25,000	24,028
5.55% 5/1/28	75,000	73,843
		120,913
Water–0.04%
American Water Capital Corp.
3.45% 6/1/29	35,000	32,484
3.45% 5/1/50	225,000	167,634
4.00% 12/1/46	52,000	41,950
		242,068
Total Corporate Bonds (Cost $159,397,982)		141,485,560
LOAN AGREEMENT–0.12%
=Onesky 3.88% 1/15/31	741,350	674,502
Total Loan Agreement (Cost $748,783)		674,502
MUNICIPAL BONDS–0.10%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	31,795
Ohio State University Series B 4.80% 6/1/11	98,000	89,952
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	139,602

LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	$ 283,019
Total Municipal Bonds (Cost $531,184)		544,368
NON-AGENCY ASSET-BACKED SECURITIES–12.47%
ACC Trust Series 2022-1 B 2.55% 2/20/25	1,000,000	981,182
American Homes 4 Rent Trust
Series 2014-SFR2 A 3.79% 10/17/36	380,152	368,773
Series 2014-SFR2 C 4.71% 10/17/36	200,000	195,258
Series 2014-SFR3 A 3.68% 12/17/36	210,101	202,731
Series 2014-SFR3 E 6.42% 12/17/36	200,000	197,514
Series 2015-SFR1 D 4.41% 4/17/52	380,000	366,161
Series 2015-SFR1 E 5.64% 4/17/52	100,000	97,762
Series 2015-SFR2 C 4.69% 10/17/52	200,000	193,644
AMSR Trust
Series 2020-SFR1 E 3.22% 4/17/37	850,000	789,646
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	923,703
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	678,537
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	899,097
•Series 2021-SFR1 D 2.60% 6/17/38	950,000	805,705
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	849,044
Avid Automobile Receivables Trust Series 2021-1 C 1.55% 5/15/26	1,210,000	1,176,934
=Bedrock ABS I LLC 7.95% 12/27/37	965,817	978,083
Bridge Trust Series 2022-SFR1 C 4.45% 11/17/37	900,000	840,241
Business Jet Securities LLC
Series 2020-1A A 2.98% 11/15/35	305,391	288,530
Series 2021-1A A 2.16% 4/15/36	537,024	492,453
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	724,622	678,981
=Camillo Trust Series 2016-SFR 5.00% 12/5/23	291,718	283,404
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	158,000	$ 133,875
Carvana Auto Receivables Trust
Series 2019-4A D 3.07% 7/15/25	533,574	528,594
Series 2020-N1A D 3.43% 1/15/26	677,988	670,056
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	823,528	698,907
=CFIN Issuer LLC Series 2022-RTL1 AA 3.25% 2/16/26	1,000,000	932,500
•Consumer Receivables Asset Investment Trust Series 2021-1 A1X 8.74% (TSFR03M + 3.75%) 12/15/24	435,828	437,050
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	873,192
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	441,312
Series 2019-3 B 3.16% 10/15/52	700,000	596,113
Series 2020-3 B 2.20% 8/15/53	810,000	637,572
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 5.71% (LIBOR01M + 0.56%) 4/25/34	1,056	959
Series 2004-1 M1 5.90% (LIBOR01M + 0.75%) 3/25/34	5,052	4,908
Series 2004-1 M2 5.98% (LIBOR01M + 0.83%) 3/25/34	4,257	4,212
CPS Auto Receivables Trust Series 2022-D C 7.69% 1/16/29	880,000	895,123
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	925,089
Series 2023-2A A 5.92% 5/16/33	1,000,000	986,466
Credit Suisse ABS Trust Series 2020-AT1 A 2.61% 10/15/26	167,053	163,522
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	650,000	569,544
=Diversified Abs Phase III LLC Series 2022-1 A2 4.88% 4/28/39	1,132,085	1,005,631

LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust Series 2020-2 D 3.05% 5/15/28	1,000,000	$ 978,136
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	916,787
Series 2022-3A D 8.14% 7/17/28	750,000	773,044
Series 2023-2A C 5.79% 2/15/29	956,000	942,640
Exeter Automobile Receivables Trust
Series 2019-3A D 3.11% 8/15/25	229,837	227,391
Series 2019-4A D 2.58% 9/15/25	665,467	655,010
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,063,736
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	725,332
Series 2020-SFR1 E 2.79% 8/17/37	500,000	457,424
Series 2020-SFR2 E 2.67% 10/19/37	850,000	769,792
Series 2021-SFR1 E1 2.39% 8/17/38	1,200,000	1,025,079
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	801,900
Series 2022-SFR3 C 4.50% 7/17/38	784,000	739,081
FMC GMSR Issuer Trust
•Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,286,485
=Series 2021-1 3.69% 2/25/24	1,765,000	1,673,220
•Series 2021-GT1 A 3.62% 7/25/26	1,000,000	812,466
•Series 2021-GT2 A 3.85% 10/25/26	1,350,000	1,100,657
Foundation Finance Trust Series 2020-1A A 3.54% 7/16/40	234,800	225,452
FREED ABS Trust Series 2022-3FP B 5.79% 8/20/29	828,695	823,685
Gold Key Resorts LLC Series 2014-A A 3.22% 3/17/31	830	822
Goodgreen Trust
= R1 5.00% 10/20/51	121,681	117,422
Series 2017-1A A 3.74% 10/15/52	32,129	28,247
Series 2019-2A A 2.76% 4/15/55	237,823	196,819
Hero Funding Series 2017-3A A2 3.95% 9/20/48	90,523	79,285
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	21,220	18,528
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust (continued)
Series 2017-1A A2 4.46% 9/20/47	66,508	$ 59,871
Hilton Grand Vacations Trust Series 2017-AA A 2.66% 12/26/28	22,585	22,295
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,094,010
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	471,991	462,547
Lending Funding Trust Series 2020-2A C 4.30% 4/21/31	1,000,000	871,335
Lendmark Funding Trust Series 2022-1A C 6.60% 7/20/32	1,200,000	1,179,594
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 6.17% (LIBOR01M + 1.02%) 8/25/33	3,711	3,684
Series 2004-1 M1 5.90% (LIBOR01M + 0.75%) 2/25/34	22,349	21,346
Mariner Finance Issuance Trust Series 2019-AA A 2.96% 7/20/32	152,085	150,989
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	1,400,000	1,273,941
MVW LLC Series 2019-2A B 2.44% 10/20/38	225,524	207,750
MVW Owner Trust
Series 2019-1A A 2.89% 11/20/36	53,970	51,262
Series 2023-1A C 6.54% 10/20/40	1,448,778	1,419,463
•New Century Home Equity Loan Trust Series 2005-1 M1 5.83% (LIBOR01M + 0.68%) 3/25/35	19,182	18,895
Norinchukin BK Series 2017-2A A 3.26% 10/15/53	132,774	116,647
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	473,531	439,611
Series 2021-FHT1 A 3.10% 7/25/26	1,023,438	911,068
Series 2021-GNT1 A 3.47% 11/25/26	1,401,235	1,260,838
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,398,530
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	946,624

LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
OneMain Direct Auto Receivables Trust (continued)
Series 2021-1A A 0.87% 7/14/28	1,100,000	$ 1,038,821
Series 2023-1A D 7.07% 2/14/33	682,000	681,713
Oportun Funding XIII LLC Series 2019-A A 3.08% 8/8/25	233,106	228,950
Pagaya AI Debt Selection Trust Series 2021-1 A 1.18% 11/15/27	55,066	54,945
Pagaya AI Technology in Housing Trust Series 2022-1 A 4.25% 8/25/25	1,400,000	1,323,039
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 9.32% (SOFR30A + 4.25%) 5/25/27	850,000	848,987
PRET LLC
φSeries 2021-NPL6 A1 2.49% 7/25/51	563,358	520,131
•Series 2021-RN4 A1 2.49% 10/25/51	1,333,606	1,207,135
φPretium Mortgage Credit Partners I LLC Series 2021-NPL1 A1 2.24% 9/27/60	672,885	634,633
Progress Residential Trust
Series 2019-SFR4 D 3.14% 10/17/36	800,000	760,651
Series 2020-SFR1 E 3.03% 4/17/37	900,000	837,596
Series 2022-SFR2 A 2.95% 4/17/27	548,887	494,716
Series 2022-SFR2 E1 4.55% 4/17/27	700,000	632,294
Renew Financial Series 2017-1A A 3.67% 9/20/52	32,553	28,244
=RMIP Notes Series 2019-1 B 1.00% 8/25/23	118,806	117,023
Santander Drive Auto Receivables Trust Series 2022-4 A3 4.14% 2/16/27	1,189,000	1,172,493
=SART CMO 4757 4.76% 6/15/25	95,086	94,135
SCF Equipment Leasing LLC Series 2022-2A C 6.50% 8/20/32	810,000	792,283
Sierra Timeshare Receivables Funding LLC
Series 2019-3A C 3.00% 8/20/36	150,906	140,751
Series 2020-2A A 1.33% 7/20/37	188,074	174,172
=Sonoran Auto Receivables Trust 4.75% 7/15/24	64,359	63,033
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	428,227
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
=VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	$ 995,400
φVOLT CI LLC Series 2021-NP10 A1 1.99% 5/25/51	501,534	456,596
φVOLT XCII LLC Series 2021-NPL1 A1 1.89% 2/27/51	295,261	266,651
φVOLT XCIII LLC Series 2021-NPL2 A1 1.89% 2/27/51	1,063,905	979,736
φVOLT XCIV LLC Series 2021-NPL3 A1 2.24% 2/27/51	730,699	671,435
φVOLT XCIX LLC Series 2021-NPL8 A1 2.12% 4/25/51	998,675	905,916
φVOLT XCV LLC Series 2021-NPL4 A1 2.24% 3/27/51	401,596	373,050
φVOLT XCVI LLC Series 2021-NPL5 A1 2.12% 3/27/51	552,968	517,607
φVOLT XCVII LLC Series 2021-NPL6 A1 2.24% 4/25/51	588,239	535,761
Westgate Resorts LLC Series 2020-1A B 3.96% 3/20/34	160,007	156,564
Total Non-Agency Asset-Backed Securities (Cost $72,510,489)		69,273,436
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.13%
^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,444	818
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	7,539	5,556
Series 2005-6 2A7 5.50% 10/25/35	55,045	44,642
~^Series 2005-7 30 0.00% 11/25/35	5,640	4,228
•Bear Stearns ARM Trust
Series 2003-7 3A 4.66% 10/25/33	4,583	4,294
Series 2006-1 A1 6.80% (H15T1Y + 2.25%) 2/25/36	24,685	23,075
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 4.60% 6/25/34	10,994	9,745
♦•Series 2004-HYB1 2A 4.50% 5/20/34	6,621	6,035
♦•Series 2004-HYB3 2A 3.83% 6/20/34	9,173	8,204
♦Series 2005-16 A23 5.50% 9/25/35	24,950	16,237
♦•Series 2005-22 2A1 3.50% 11/25/35	61,928	52,659
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 4.24% 9/25/33	2,595	2,445
^Series 2003-UP2 0.00% 6/25/33	46	41

LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3 A3 7.00% 9/25/33	805	$ 764
•Series 2005-1 2A1A 3.15% 2/25/35	35,596	27,118
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	390,846	383,010
*•Series 2005-20CB 3A8 0.13% (4.75% minus LIBOR01M) 7/25/35	130,310	4,163
*•Series 2005-22T1 A2 0.05% (5.07% minus LIBOR01M) 6/25/35	270,240	16,333
Series 2005-28CB 1A4 5.50% 8/25/35	165,705	140,968
Series 2005-54CB 1A11 5.50% 11/25/35	59,273	45,834
CSMC Trust
•Series 2021-RPL1 A1 1.67% 9/27/60	1,251,074	1,168,013
φSeries 2022-JR1 A1 4.27% 10/25/66	634,424	610,777
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	50,970	26,207
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 3.87% 6/19/35	34,277	30,563
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	7,386	6,747
Series 2004-6F 1A2 5.00% 5/25/34	16,728	15,244
Series 2004-6F 3A4 6.50% 5/25/34	48,360	46,618
•Home RE Ltd. Series 2022-1 M1A 7.92% (SOFR30A + 2.85%) 10/25/34	800,000	807,589
•Impac Secured Assets Trust Series 2006-1 2A1 5.85% (LIBOR01M + 0.70%) 5/25/36	4,630	4,269
•JP Morgan Mortgage Trust Series 2006-A2 5A3 4.19% 11/25/33	6,316	6,088
•LHOME Mortgage Trust Series 2021-RTL1 A1 2.09% 2/25/26	274,936	265,297
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 4.58% 4/21/34	6,364	6,034
	Principal Amount	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	27,840	$ 25,709
Series 2004-10 1A1 4.50% 9/25/34	605	572
Series 2004-4 10A1 5.00% 5/25/24	8,259	7,911
Series 2004-6 7A1 6.00% 7/25/34	50,104	45,095
~^Series 2004-7 30 0.00% 8/25/34	4,194	3,386
Series 2004-8 6A1 5.50% 9/25/19	123	123
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	41,310	38,926
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	5,599	4,130
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	15,889	13,474
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	69,896	13,522
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	907	907
•Towd Point Mortgage Trust Series 2021-R1 A1 2.92% 11/30/60	1,372,494	1,109,001
TVC Mortgage Trust Series 2020-RTL1 A1 3.47% 9/25/24	8,032	8,009
Vendee Mortgage Trust
•Series 1994-1 1 4.71% 2/15/24	829	818
Series 1994-1 2ZB 6.50% 2/15/24	20,007	19,942
Series 1996-1 1Z 6.75% 2/15/26	16,617	16,594
Series 1996-2 1Z 6.75% 6/15/26	8,370	8,474
Series 1997-1 2Z 7.50% 2/15/27	34,030	34,362
Series 1998-1 2E 7.00% 3/15/28	10,890	11,029
•VM Master Issuer LLC Series 2022-1 A1 5.16% 5/24/25	1,000,000	1,011,590
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 4.24% 8/25/33	2,600	2,381

LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR9 1A6 4.15% 9/25/33	12,929	$ 11,986
Series 2004-AR3 A2 4.52% 6/25/34	4,058	3,659
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 1A4 0.03% (5.05% minus LIBOR01M) 4/25/35	278,932	7,261
*♦•Series 2005-2 2A3 0.15% (5.00% minus LIBOR01M) 4/25/35	74,189	1,810
*♦Series 2005-3 CX 5.50% 5/25/35	91,023	11,468
♦Series 2005-4 CB7 5.50% 6/25/35	70,994	61,128
♦Series 2005-6 2A4 5.50% 8/25/35	17,383	14,149
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,756,433)		6,277,112
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.35%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	300,000	281,491
Citigroup Commercial Mortgage Trust Series 2020-GC46 A5 2.72% 2/15/53	1,100,000	922,057
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	200,000	194,251
Series 2015-CR25 A4 3.76% 8/10/48	156,000	148,442
Series 2020-CBM A2 2.90% 2/10/37	750,000	701,909
Series 2020-CBM C 3.40% 2/10/37	500,000	458,404
CSMC OA LLC
Series 2014-USA A2 3.95% 9/15/37	885,000	762,903
Series 2014-USA D 4.37% 9/15/37	100,000	74,245
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	682,333
Series 2019-PARK D 2.72% 12/15/36	987,000	882,925
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	962,484	775,562
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,616,104
	Principal Amount	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	$ 3,188
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,608,359)		7,503,814
ΔSOVEREIGN BONDS–0.28%
Mexico—0.25%
Mexico Government International Bonds
2.66% 5/24/31	283,000	235,259
3.50% 2/12/34	257,000	215,255
3.75% 1/11/28	280,000	266,244
3.77% 5/24/61	211,000	143,199
4.13% 1/21/26	200,000	196,170
4.35% 1/15/47	58,000	46,268
4.40% 2/12/52	330,000	259,768
4.75% 3/8/44	50,000	42,703
		1,404,866
Saudi Arabia—0.03%
Saudi Government International Bonds 2.25% 2/2/33	200,000	160,948
		160,948
Total Sovereign Bonds (Cost $1,873,030)		1,565,814
U.S. TREASURY OBLIGATIONS–27.63%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	790,855
1.25% 5/15/50	197,000	110,774
1.38% 8/15/50	140,000	81,348
1.63% 11/15/50	2,240,000	1,391,075
1.75% 8/15/41	515,000	361,808
1.88% 2/15/41	1,110,000	806,094
1.88% 2/15/51	3,513,900	2,326,723
1.88% 11/15/51	5,100,000	3,366,398
2.00% 11/15/41	205,000	150,058
2.00% 2/15/50	740,000	507,276
2.00% 8/15/51	1,215,000	828,241
2.25% 5/15/41	4,785,000	3,685,198
2.25% 8/15/46	3,103,700	2,267,520
2.25% 8/15/49	1,095,000	795,543
2.25% 2/15/52	2,125,000	1,535,645
2.38% 2/15/42	2,510,000	1,954,172
2.38% 11/15/49	1,365,000	1,019,218
2.38% 5/15/51	1,100,000	817,824
2.50% 2/15/45	2,000,000	1,548,438
2.75% 8/15/42	1,800,000	1,483,172
2.75% 11/15/42	8,450,000	6,950,455
2.88% 5/15/43	1,590,000	1,329,948
2.88% 8/15/45	570,000	470,361
2.88% 5/15/49	160,000	132,244
2.88% 5/15/52	5,320,000	4,408,742

LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 11/15/44	663,000	$ 561,038
3.00% 11/15/45	1,000,000	843,320
3.00% 2/15/47	28,000	23,575
3.00% 2/15/48	90,000	75,885
3.00% 8/15/52	1,400,000	1,190,328
3.13% 11/15/41	950,000	836,557
3.13% 2/15/43	500,000	436,035
3.13% 5/15/48	176,200	151,993
3.38% 5/15/44	1,000,000	901,523
3.50% 2/15/39	1,037,800	994,180
3.63% 8/15/43	350,000	328,521
3.63% 2/15/44	645,000	604,284
3.63% 2/15/53	3,240,000	3,109,388
3.75% 8/15/41	2,150,000	2,076,682
3.75% 11/15/43	514,000	491,231
3.88% 8/15/40	1,975,000	1,959,647
3.88% 5/15/43	460,000	448,859
4.00% 11/15/42	3,000,000	2,980,781
4.25% 5/15/39	945,000	988,042
U.S. Treasury Inflation Indexed Bonds
2.50% 1/15/29	141,273	145,467
3.63% 4/15/28	562,593	603,784
U.S. Treasury Notes
0.38% 1/31/26	650,000	583,578
0.38% 9/30/27	1,160,000	987,269
0.50% 2/28/26	4,645,000	4,172,516
0.63% 8/15/30	280,000	223,070
0.75% 4/30/26	100,000	90,047
0.88% 6/30/26	3,965,000	3,572,527
0.88% 9/30/26	180,300	161,312
0.88% 11/15/30	2,050,000	1,658,898
1.25% 3/31/28	2,475,000	2,166,205
1.25% 6/30/28	3,937,500	3,427,471
1.25% 8/15/31	250,000	205,156
1.38% 8/31/23	700,000	695,629
1.38% 11/15/31	840,400	692,969
1.50% 8/15/26	28,000	25,593
1.50% 1/31/27	74,000	67,031
1.63% 10/31/23	780,000	770,798
1.63% 2/15/26	59,400	55,047
1.63% 5/15/31	310,000	263,439
1.75% 12/31/24	2,765,500	2,629,170
1.75% 12/31/26	2,082,100	1,906,992
1.88% 2/15/32	2,950,000	2,526,859
2.00% 6/30/24	10,000	9,670
2.00% 2/15/25	1,000,000	951,875
2.00% 8/15/25	728,600	687,360
2.00% 11/15/26	84,000	77,697
2.13% 2/29/24	94,000	92,014
2.13% 5/15/25	575,000	546,070
2.25% 11/15/24	112,000	107,555
2.25% 11/15/25	610,000	576,307
2.25% 2/15/27	293,000	272,456
2.50% 8/15/23	600,000	598,017
	Principal Amount	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50% 5/15/24	30,000	$ 29,248
2.50% 2/28/26	160,000	151,656
2.63% 5/31/27	5,100,000	4,792,008
2.75% 7/31/27	2,230,000	2,102,385
2.75% 2/15/28	16,630,000	15,628,952
2.88% 4/30/25	146,000	140,593
2.88% 5/31/25	318,000	306,075
2.88% 5/15/28	990,800	934,874
2.88% 4/30/29	10,015,000	9,391,410
2.88% 5/15/32	1,630,000	1,511,316
3.13% 8/31/27	2,935,000	2,806,938
3.13% 8/31/29	2,895,000	2,749,685
3.63% 3/31/30	7,150,000	6,994,152
3.88% 11/30/27	3,000,000	2,957,461
^U.S. Treasury Strip Coupon
0.00% 8/15/23	1,890,000	1,878,850
0.00% 11/15/23	173,000	169,849
0.00% 2/15/24	327,000	316,854
0.00% 11/15/24	110,000	102,639
0.00% 2/15/25	50,000	46,161
0.00% 5/15/26	100,000	88,022
0.00% 8/15/26	23,000	20,054
0.00% 11/15/26	250,000	215,909
0.00% 2/15/27	300,000	256,850
0.00% 5/15/27	725,000	614,825
0.00% 8/15/27	250,000	210,051
0.00% 11/15/27	710,000	591,467
0.00% 2/15/28	27,000	22,260
0.00% 5/15/28	140,000	114,442
0.00% 8/15/28	50,000	40,522
0.00% 2/15/29	658,000	523,423
0.00% 8/15/29	3,400,000	2,658,243
0.00% 11/15/29	200,000	154,742
0.00% 5/15/30	300,000	228,151
0.00% 8/15/30	300,000	225,990
0.00% 11/15/30	500,000	373,608
0.00% 2/15/31	350,000	259,432
0.00% 5/15/31	275,000	202,132
0.00% 11/15/31	760,000	547,653
0.00% 2/15/32	350,000	249,948
0.00% 11/15/32	800,000	553,558
0.00% 2/15/33	400,000	273,821
0.00% 5/15/33	1,175,000	796,486
0.00% 8/15/33	100,000	67,209
0.00% 11/15/33	1,025,000	681,830
0.00% 2/15/34	775,000	509,052
0.00% 11/15/34	50,000	31,925
0.00% 2/15/35	65,000	41,092
0.00% 5/15/35	250,000	156,278
0.00% 11/15/41	100,000	46,569
Total U.S. Treasury Obligations (Cost $173,772,390)		153,437,497

LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	15,037,637	$ 15,037,637
Total Money Market Fund (Cost $15,037,637)		15,037,637

TOTAL INVESTMENTS–100.20% (Cost $611,437,202)	556,532,427

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(1,114,918)
NET ASSETS APPLICABLE TO 57,752,721 SHARES OUTSTANDING–100.00%	$555,417,509
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($174,864,558 / 18,009,155 Shares)	$9.710
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($380,552,951 / 39,743,566 Shares)	$9.575
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$609,848,149
Distributable earnings/(accumulated loss)	(54,430,640)
TOTAL NET ASSETS	$555,417,509

~ Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
★ Includes $569,000 cash collateral held at broker for futures contracts, $19,923 variation margin due from broker on futures contracts, $6,035,296 payable for securities purchased, $102,830 payable for fund shares redeemed, $93,815 other accrued expenses payable and $270,632 due to manager and affiliates as of June 30, 2023.
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
57	U.S. Treasury 10 yr Ultra Notes	$ 6,750,937	$ 6,767,964	9/20/23	$ —	$ (17,027)
104	U.S. Treasury 2 yr Notes	21,147,750	21,418,632	9/29/23	—	(270,882)
161	U.S. Treasury 5 yr Notes	17,242,094	17,409,713	9/29/23	—	(167,619)
5	U.S. Treasury Bonds	681,094	672,668	9/20/23	8,426	—
Total Futures Contracts					$8,426	$(455,528)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
TSFR03M–3 Month Term Secured Overnight Financing Rate
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
H15T10Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LNG–Liquefied Natural Gas
PC–Participation Certificate
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 9,480,742
Dividends from affiliated investments	138,632
Dividends from unaffiliated investments	1,687
9,621,061
EXPENSES:
Management fees	1,038,270
Distribution fees-Service Class	436,207
Shareholder servicing fees	152,844
Professional fees	51,174
Custodian fees	43,551
Reports and statements to shareholders	22,544
Accounting and administration expenses	15,549
Pricing fees	12,785
Trustees’ fees and expenses	11,334
Consulting fees	602
Other	16,401
1,801,261
Less:
Management fees waived	(7,377)
Total operating expenses	1,793,884
NET INVESTMENT INCOME	7,827,177
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,297
Sale of unaffiliated investments	(1,333,001)
Futures contracts	(125,155)
Net realized loss	(1,454,859)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(3,341)
Unaffiliated investments	5,208,999
Futures contracts	(447,102)
Net change in unrealized appreciation (depreciation)	4,758,556
NET REALIZED AND UNREALIZED GAIN	3,303,697
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,130,874
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,827,177	$ 10,309,000
Net realized loss	(1,454,859)	(4,767,000)
Net change in unrealized appreciation (depreciation)	4,758,556	(71,535,000)
Net increase (decrease) in net assets resulting from operations	11,130,874	(65,993,000)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,636,379)	(3,732,000)
Service Class	(6,808,352)	(7,159,000)
	(10,444,731)	(10,891,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	42,587,377	55,066,000
Service Class	63,557,942	108,307,000
Reinvestment of dividends and distributions:
Standard Class	3,636,379	3,732,000
Service Class	6,808,352	7,159,000
	116,590,050	174,264,000
Cost of shares redeemed:
Standard Class	(20,129,540)	(57,367,000)
Service Class	(12,163,144)	(92,588,000)
	(32,292,684)	(149,955,000)
Increase in net assets derived from capital share transactions	84,297,366	24,309,000
NET INCREASE (DECREASE) IN NET ASSETS	84,983,509	(52,575,000)
NET ASSETS:
Beginning of period	470,434,000	523,009,000
End of period	$555,417,509	$ 470,434,000
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 9.670	$ 11.34	$ 11.88	$ 11.24	$ 10.66	$ 10.94
Income (loss) from investment operations:
Net investment income[3]	0.156	0.24	0.21	0.24	0.30	0.29
Net realized and unrealized gain (loss)	0.090	(1.66)	(0.37)	0.63	0.56	(0.29)
Total from investment operations	0.246	(1.42)	(0.16)	0.87	0.86	— [4]
Less dividends and distributions from:
Net investment income	(0.206)	(0.20)	(0.22)	(0.23)	(0.28)	(0.26)
Net realized gain	—	(0.05)	(0.16)	—	—	(0.02)
Total dividends and distributions	(0.206)	(0.25)	(0.38)	(0.23)	(0.28)	(0.28)
Net asset value, end of period	$ 9.710	$ 9.67	$ 11.34	$ 11.88	$ 11.24	$ 10.66
Total return[5]	2.51%	(12.58%)	(1.35%)	7.84%	8.18%	0.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,865	$ 148,705	$172,023	$190,891	$162,192	$158,167
Ratio of expenses to average net assets	0.52%	0.53%	0.53%	0.53%	0.58%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.52% [6]	0.55%	0.54%	0.55%	0.58%	0.61%
Ratio of net investment income to average net assets	3.19%	2.34%	1.79%	2.09%	2.70%	2.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.19% [6]	2.32%	1.78%	2.07%	2.70%	2.71%
Portfolio turnover	8%	60%	93%	92%	20%	20%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount rounds to less than $0.005.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Waiver amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 9.530	$ 11.17	$ 11.72	$ 11.09	$ 10.53	$ 10.82
Income (loss) from investment operations:
Net investment income[3]	0.141	0.21	0.17	0.21	0.27	0.26
Net realized and unrealized gain (loss)	0.088	(1.62)	(0.37)	0.63	0.55	(0.29)
Total from investment operations	0.229	(1.41)	(0.20)	0.84	0.82	(0.03)
Less dividends and distributions from:
Net investment income	(0.184)	(0.18)	(0.19)	(0.21)	(0.26)	(0.24)
Net realized gain	—	(0.05)	(0.16)	—	—	(0.02)
Total dividends and distributions	(0.184)	(0.23)	(0.35)	(0.21)	(0.26)	(0.26)
Net asset value, end of period	$ 9.575	$ 9.53	$ 11.17	$ 11.72	$ 11.09	$ 10.53
Total return[4]	2.37%	(12.74%)	(1.66%)	7.68%	7.87%	(0.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$380,553	$ 321,729	$350,986	$340,885	$218,268	$150,156
Ratio of expenses to average net assets	0.77%	0.78%	0.78%	0.78%	0.83%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77% [5]	0.80%	0.79%	0.79%	0.83%	0.85%
Ratio of net investment income to average net assets	2.94%	2.10%	1.54%	1.82%	2.45%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.94% [5]	2.08%	1.53%	1.81%	2.45%	2.47%
Portfolio turnover	8%	60%	93%	92%	20%	20%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Waiver amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2023, LFI receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2023, management fees were paid by the Predecessor Fund to J.P. Morgan Investment Management Inc. (“JPMIM”), in the amount of $674,515.
Effective May 1, 2023, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
Prior to May 1, 2023, JPMIM (for all share classes) and/or JPMorgan Distribution Services, Inc. ("JPMDS") (for Class 2 Shares) had contractually agreed to waive fees and/or reimburse the Predecessor Fund to the extent that total annual operating expenses of the Predecessor Fund (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceeded 0.60% of the Predecessor Fund's average daily net assets for the Class 1 shares and 0.85% for the Class 2 shares.
Prior to May 1, 2023, JPMIM and JPMorgan Distribution Services, Inc. ("JPMDS") had contractually  agreed to waive fees  and/or  reimburse expenses in an amount sufficient to offset the respective net fees each collects from one or more money market funds advised by the Predecessor Adviser ("affiliated money market fund") on the Predecessor Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral.
The amount of these waivers resulting from investments in these money market funds for the period ended April 30, 2023 was $7,377.
Prior to May 1, 2023, JPMIM voluntarily agreed to reimburse the Predecessor Fund for Trustee Fees paid to one of the Predecessor Fund's interested Trustees. The amount of this reimbursement was $549.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2023 through June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$4,356
Legal	591
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Prior to May 1, 2023, the Predecessor Fund paid custody and accounting fees to JP Morgan Chase Bank, N.A. ("JPMCB") in the amount of $37,534 which are included in "Custodian fees" on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), provided certain administration services to the Predecessor Fund. For these services, JPMIM's fees were calculated daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Predecessor Fund's average daily net assets, plus 0.050% of the Predecessor Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Predecessor Fund's average daily net assets between $20 billion and $ 25 billion, plus 0.010% of the Predecessor Fund's average daily net assets in excess of $25 billion.
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,128 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$179,877
Distribution fees payable to LFD	76,586
Printing and mailing fees payable to Lincoln Life	1,128
Shareholder servicing fees payable to Lincoln Life	13,041
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to May 1, 2023, the Predecessor Fund invested in an Underlying Fund which was considered to be an affiliate. The Underlying Fund's distributions were reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Money Market Fund-0.00%@
×JPMorgan Prime Money Market Fund Class Institutional Shares	$14,134,362	$54,838,703	$68,973,021	$3,297	$(3,341)	$—	$—	—	$138,632	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$110,136,606
Purchases of U.S. government securities	35,080,338
Sales other than U.S. government securities	34,080,831
Sales of U.S. government securities	7,477,726
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$611,437,202
Aggregate unrealized appreciation of investments and derivatives	$ 1,411,066
Aggregate unrealized depreciation of investments and derivatives	(56,754,632)
Net unrealized depreciation of investments and derivatives	$ (55,343,566)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 16,224,678	$ —	$ 16,224,678
Agency Commercial Mortgage-Backed Securities	—	22,696,286	—	22,696,286
Agency Mortgage-Backed Securities	—	120,955,992	—	120,955,992
Agency Obligations	—	855,731	—	855,731
Corporate Bonds
Aerospace & Defense	—	2,710,203	—	2,710,203
Agriculture	—	1,486,436	—	1,486,436
Airlines	—	2,315,332	—	2,315,332
Auto Manufacturers	—	3,220,092	—	3,220,092
Auto Parts & Equipment	—	85,451	—	85,451
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Banks	$ —	$ 39,243,135	$ —	$ 39,243,135
Beverages	—	1,758,201	—	1,758,201
Biotechnology	—	1,419,280	—	1,419,280
Building Materials	—	939,703	—	939,703
Chemicals	—	3,209,527	—	3,209,527
Commercial Services	—	2,670,491	—	2,670,491
Computers	—	2,471,950	—	2,471,950
Cosmetics & Personal Care	—	699,123	—	699,123
Distribution/Wholesale	—	72,569	—	72,569
Diversified Financial Services	—	6,277,718	487,494	6,765,212
Electric	—	13,603,926	—	13,603,926
Electronics	—	202,798	—	202,798
Engineering & Construction	—	344,641	—	344,641
Environmental Control	—	119,731	—	119,731
Food	—	2,347,805	—	2,347,805
Gas	—	1,610,868	—	1,610,868
Health Care Products	—	594,872	—	594,872
Health Care Services	—	3,435,142	—	3,435,142
Home Builders	—	94,187	—	94,187
Insurance	—	3,855,168	—	3,855,168
Internet	—	1,104,976	—	1,104,976
Investment Company	—	199,778	—	199,778
Iron & Steel	—	673,953	—	673,953
Machinery Diversified	—	402,828	—	402,828
Media	—	2,242,565	—	2,242,565
Mining	—	614,120	—	614,120
Miscellaneous Manufacturing	—	26,811	—	26,811
Oil & Gas	—	3,626,357	—	3,626,357
Oil & Gas Services	—	784,222	—	784,222
Packaging & Containers	—	486,070	—	486,070
Pharmaceuticals	—	6,169,125	—	6,169,125
Pipelines	—	5,552,404	—	5,552,404
Private Equity	—	110,250	—	110,250
Real Estate	—	73,109	950,000	1,023,109
Real Estate Investment Trusts	—	8,194,268	—	8,194,268
Retail	—	2,386,858	—	2,386,858
Semiconductors	—	3,839,988	—	3,839,988
Software	—	2,771,062	—	2,771,062
Telecommunications	—	4,368,557	—	4,368,557
Toys Games Hobby	—	300,009	—	300,009
Transportation	—	969,426	—	969,426
Trucking & Leasing	—	120,913	—	120,913
Water	—	242,068	—	242,068
Loan Agreement	—	—	674,502	674,502
Municipal Bonds	—	544,368	—	544,368
Non-Agency Asset-Backed Securities	—	63,013,585	6,259,851	69,273,436
Non-Agency Collateralized Mortgage Obligations	—	6,277,112	—	6,277,112
Non-Agency Commercial Mortgage-Backed Securities	—	7,503,814	—	7,503,814
Sovereign Bonds	—	1,565,814	—	1,565,814
U.S. Treasury Obligations	—	153,437,497	—	153,437,497
LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$15,037,637	$ —	$ —	$ 15,037,637
Total Investments	$15,037,637	$533,122,943	$8,371,847	$556,532,427
Derivatives:

Assets:
Futures Contract	$ 8,426	$—	$—	$ 8,426
Liabilities:
Futures Contracts	$(455,528)	$—	$—	$(455,528)
During the period ended June 30, 2023, transfers out of Level 3 investments into Level 2 investments were made in the amount of $6,477,793 for the Fund. The transfer was due to the difference in categorization methodology from predecessor fund.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2023.
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(a)
Corporate Bonds	$ 1,437,494	Pricing Service	#	#
		Income Approach	Yield	7.78% (N/A)
Loan Agreement	$ 674,502	Pricing Service	#	#
Non-Agency Asset-Backed Securities	$6,259,851	Pricing Service	#	#
		Income Approach	Yield	8.34% (N/A)
Total	$8,371,847
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Corporate Bonds	$1,652,220	$—	$—	$(214,262)	$—	$—	$ —	$ —	$ (464)	$1,437,494	$ (464)
Loan Agreement	689,570	—	—	(83,650)	—	—	(907)	(941)	70,430	674,502	70,430
Non-Agency Asset-Backed Securities	6,532,312	—	—	(288,394)	—	—	9	21	15,903	6,259,851	15,903
Total	$8,874,102	$—	$—	$(586,306)	$—	$—	$(898)	$(920)	$85,869	$8,371,847	$85,869
LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	4,301,629	5,406,000
Service Class	6,535,121	10,750,000
Shares reinvested:
Standard Class	369,175	367,000
Service Class	700,448	713,000
	11,906,373	17,236,000
Shares redeemed:
Standard Class	(2,040,157)	(5,571,000)
Service Class	(1,255,519)	(9,119,000)
	(3,295,676)	(14,690,000)
Net increase	8,610,697	2,546,000
5. Securities Lending
Prior to May 1, 2023, the Predecessor Fund was authorized to engage in securities lending. Citibank N.A. (“Citibank”) served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the JPMorgan Securities Lending Money Market Fund. The Predecessor Fund retained the interest earned on cash collateral investments but was required to pay the borrower a rebate for the use of cash collateral. The fund did not participate in securities lending during the period January 1, 2023 through April 30, 2023.
As of May 1, 2023, the fund no longer participates in securities lending.
6. Line of Credit
Prior to May 1, 2023, the Predecessor Fund, along with certain other funds in the JPMorgan Insurance Trust ("Borrowers"), was a participant in  a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion ("Credit Facility") with various lenders and the Bank of New York Mellon, as administrative  agent for the lenders.  This Credit Facility provided a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  The annual commitment fee to maintain the Credit Facility was 0.15% on the unused portion of the Credit Facility and was allocated to all participating portfolios pro rata based on their respective net assets. The Predecessor Fund did not utilize the Credit Facility during the period ending April 30, 2023.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$8,426	Liabilities net of receivables and other assets	$(455,528)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(125,155)	$(447,102)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,621,141	$—
8. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Change in Independent Registered Public Accounting Firm
Effective, May 1, 2023, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed PricewaterhouseCoopers LLP (“PwC”) as the Funds' independent registered public accounting firm for the fiscal year ended December 31, 2023.  The dismissal of PwC is the result of, and effective as of the completion of, the acquisition by each Fund of a corresponding series of the JPMorgan Insurance Trust, in each of which transactions the JPMorgan Insurance Trust series is the accounting survivor, The Audit Committee of the Trust's Board of Trustees participated in and approved the decision to engage Tait, Weller and Baker LLP (“TW”) as the independent registered public accounting firm for the fiscal year ended December 31, 2023. The selection of TW does not reflect any disagreements with or dissatisfaction by either Trust or the relevant Board with the performance of the Funds' prior independent registered public accounting firm, PwC.
11. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 6-7, 2022 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (formerly, Lincoln Investment Advisors Corporation (“LIAC”)); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with J.P. Morgan Investment Management Inc. (“JPM”) for four new series of the Trust (each a “Fund” and collectively the “Funds”).  The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by JPM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.  The Board considered that the Transaction was expected to take place in the second quarter of 2023.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and JPM prior to and during the meeting.  Among other information, LFI, Lincoln Life and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of JPM.  The Board noted that LFI and JPM provided services to other funds in the Trust and that the Board reviewed extensive information provided by LFI and JPM in connection with the 2022 contract renewal process.  The Board determined that, given the totality of the information provided in connection with the 2022 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements.  The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and JPM to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved.  In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below.  The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services.  In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance.  The Board considered LFI’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds.  The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.  The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement.  The Board concluded that the services provided by LFI were expected to be satisfactory.
Performance.  The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to JPM.  The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee.  The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard and Service class of each Fund through at least April 30, 2025 (i.e., two years from the closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.  The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by JPM.
The Board noted that the proposed investment management fee for the LVIP JPMorgan Core Bond Fund was the same as the median investment management fee of the peer group provided by LFI.  The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2025 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale.  The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors.  The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2025 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.
Profitability.  The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable.  The Board also considered that LFI or an affiliate would bear the costs associated with the Transaction.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
Fallout Benefits.  Because of its relationship with each Fund, LFI and its affiliates may receive certain benefits.  The Board considered materials provided during the 2022 contract renewal process as to any such benefits to LFI and its affiliates.  Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) are expected to receive 12b-1 fees, which will be paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which will be the principal underwriter and distributor for Funds.  Lincoln Life will serve as the administrator for the Funds for which it will be separately compensated.  The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services.  In considering the approval of the sub-advisory agreement between LFI and JPM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by JPM under the sub-advisory agreement.  They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.  The Board considered that JPM currently serves as investment adviser to the Acquired Funds.  The Board concluded that the services to be provided by JPM were expected to be satisfactory.
Performance.  With respect to performance, the Board considered that the LVIP Funds had not commenced operations.  The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies.  The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended September 30, 2022 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale.  The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedules were negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board concluded that the proposed subadvisory fee for each Fund was reasonable.
Profitability and Fallout Benefits.  The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board noted management’s representation that any additional benefits JPM expects to receive were consistent with those JPM identified in connection with the 2022 15(c) process.  The Board further noted JPM’s statement at that time that it was not aware of other direct or indirect benefits that it expected to receive from its relationship to the Funds other than the receipt of subadvisory fees.
Conclusion.  Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the Program). The Program is overseen by the Liquidity Committee (the Committee), a committee comprised of representatives of LFI, the Funds’ investment adviser. The Funds’ Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.
The Funds were not operational as of December 31, 2022 and therefore were not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Funds will be included in the next annual report of the Committee, which will cover the period of January 1, 2023 through December 31, 2023.
Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,042.80	0.68%	$3.44
Service Class Shares	1,000.00	1,041.50	0.93%	4.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.39%
Corporate Bonds	90.71%
Advertising	0.87%
Aerospace & Defense	0.96%
Airlines	1.04%
Apparel	0.16%
Auto Manufacturers	2.89%
Auto Parts & Equipment	3.84%
Banks	0.80%
Beverages	0.24%
Biotechnology	0.24%
Building Materials	1.98%
Chemicals	2.37%
Commercial Services	3.80%
Computers	1.17%
Cosmetics & Personal Care	0.36%
Distribution/Wholesale	0.17%
Diversified Financial Services	1.25%
Electric	1.26%
Electrical Components & Equipment	1.11%
Electronics	1.06%
Engineering & Construction	0.84%
Entertainment	3.01%
Environmental Control	0.87%
Food	2.32%
Food Service	0.14%
Forest Products & Paper	0.06%
Gas	0.29%
Hand Machine Tools	0.43%
Health Care Products	1.06%
Health Care Services	5.70%
Home Furnishings	0.33%
Household Products Wares	1.04%
Housewares	0.98%
Internet	0.88%
Iron & Steel	0.80%
Leisure Time	1.53%
Lodging	1.46%
Machinery Construction & Mining	0.32%
Machinery Diversified	0.15%
Media	11.52%
Metal Fabricate & Hardware	0.09%
Mining	0.97%
Miscellaneous Manufacturing	0.14%
Office Business Equipment	0.15%
Oil & Gas	5.27%
Security Type/Sector	Percentage of Net Assets
Oil & Gas Services	0.15%
Packaging & Containers	2.39%
Pharmaceuticals	3.62%
Pipelines	5.62%
Real Estate	0.24%
Real Estate Investment Trusts	2.36%
Retail	2.60%
Semiconductors	0.99%
Software	0.89%
Telecommunications	5.71%
Toys Games Hobby	0.13%
Transportation	0.09%
Loan Agreements	4.25%
Common Stock	1.32%
Preferred Stocks	0.56%
Rights	0.04%
Warrants	0.05%
Money Market Fund	0.96%
Total Investments	98.28%
Receivables and Other Assets Net of Liabilities	1.72%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	9.65%
BB	53.88%
B	28.25%
CCC	6.98%
Below CCC	0.14%
Non-Rated	1.10%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.39%
DISH Network Corp.
2.38% exercise price $2.38, maturity date 3/15/24	1,295,000	$ 1,147,694
3.38% exercise price $3.37, maturity date 8/15/26	1,404,000	712,530
=Ω@Gulfport Energy Corp. 10.00% exercise price $10.00	71	532,855
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,940	30,623
4.00% exercise price $4.00, maturity date 11/15/29	174,352	41,844
Total Convertible Bonds (Cost $2,789,520)		2,465,546
CORPORATE BONDS–90.71%
Advertising–0.87%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,121,000	1,925,641
7.50% 6/1/29	1,832,000	1,355,636
7.75% 4/15/28	1,245,000	977,325
‡National CineMedia LLC 5.88% 4/15/28	490,000	144,599
Stagwell Global LLC 5.63% 8/15/29	1,285,000	1,099,616
		5,502,817
Aerospace & Defense–0.96%
Bombardier, Inc.
7.50% 3/15/25	507,000	507,870
7.88% 4/15/27	1,130,000	1,127,091
Spirit AeroSystems, Inc.
7.50% 4/15/25	920,000	909,061
9.38% 11/30/29	618,000	661,615
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,486,787
Triumph Group, Inc. 9.00% 3/15/28	399,000	407,394
		6,099,818
Airlines–1.04%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,484,347	2,461,217
5.75% 4/20/29	1,399,000	1,358,399
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,398,000	1,401,490
United Airlines, Inc. 4.38% 4/15/26	1,106,000	1,050,817
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38% 2/1/30	433,000	$ 348,666
		6,620,589
Apparel–0.16%
Hanesbrands, Inc. 9.00% 2/15/31	316,000	318,486
William Carter Co. 5.63% 3/15/27	685,000	664,675
		983,161
Auto Manufacturers–2.89%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	559,239
5.88% 6/1/29	375,000	365,747
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	335,683
2.90% 2/10/29	220,000	182,054
3.38% 11/13/25	1,003,000	932,664
3.82% 11/2/27	871,000	778,464
4.00% 11/13/30	907,000	775,107
4.13% 8/4/25	450,000	426,781
4.13% 8/17/27	2,028,000	1,851,857
4.27% 1/9/27	1,560,000	1,444,044
4.39% 1/8/26	725,000	686,142
4.54% 8/1/26	3,515,000	3,304,083
4.69% 6/9/25	1,315,000	1,266,696
5.13% 6/16/25	1,858,000	1,806,961
6.80% 5/12/28	636,000	636,583
6.95% 3/6/26	435,000	437,305
6.95% 6/10/26	541,000	543,667
7.20% 6/10/30	316,000	318,910
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	1,072,133
Wabash National Corp. 4.50% 10/15/28	731,000	633,863
		18,357,983
Auto Parts & Equipment–3.84%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,120,000	1,063,951
7.00% 4/15/28	805,000	813,863
8.25% 4/15/31	949,000	963,623
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,757,287
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	548,514
6.25% 3/15/26	593,000	575,885
6.50% 4/1/27	1,097,000	1,040,514
6.88% 7/1/28	1,579,000	1,476,199
Clarios Global LP 6.75% 5/15/25	936,000	936,573
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	$ 770,009
6.75% 5/15/28	711,000	708,513
8.50% 5/15/27	2,070,000	2,073,387
@Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,664,266	1,518,110
13.50% 3/31/27	4,464,862	4,530,496
Dana, Inc.
5.38% 11/15/27	1,065,000	1,008,832
5.63% 6/15/28	104,000	97,751
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,182,873
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	939,609
5.25% 4/30/31	439,000	385,590
5.25% 7/15/31	1,191,000	1,034,681
		24,426,260
Banks–0.80%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,384,134
6.25% 9/5/24	845,000	834,438
μBarclays PLC
7.75% 9/15/23	527,000	516,407
8.00% 6/15/24	996,000	941,121
μCitigroup, Inc.
5.95% 5/15/25	370,000	354,840
6.25% 8/15/26	1,070,000	1,052,912
		5,083,852
Beverages–0.24%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,511,325
		1,511,325
Biotechnology–0.24%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	657,213
Grifols Escrow Issuer SA 4.75% 10/15/28	1,026,000	890,445
		1,547,658
Building Materials–1.98%
Boise Cascade Co. 4.88% 7/1/30	190,000	171,758
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	1,095,518
6.38% 6/15/32	864,000	858,385
Emerald Debt Merger Sub LLC 6.63% 12/15/30	2,255,000	2,235,269
Griffon Corp. 5.75% 3/1/28	1,695,000	1,584,709
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	$ 1,062,780
6.25% 5/15/25	520,000	524,550
Knife River Corp. 7.75% 5/1/31	330,000	334,132
Masonite International Corp. 5.38% 2/1/28	196,000	186,831
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	784,000	646,800
PGT Innovations, Inc. 4.38% 10/1/29	526,000	490,655
Standard Industries, Inc.
3.38% 1/15/31	315,000	253,588
4.75% 1/15/28	2,346,000	2,184,681
5.00% 2/15/27	445,000	424,107
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	523,402
		12,577,165
Chemicals–2.37%
Avient Corp. 7.13% 8/1/30	247,000	249,822
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	606,941
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,907,717
Chemours Co.
4.63% 11/15/29	190,000	160,572
5.75% 11/15/28	1,958,000	1,799,186
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	692,364
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,099,194
INEOS Finance PLC 6.75% 5/15/28	500,000	480,291
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	905,250
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	672,590
4.88% 6/1/24	1,406,000	1,373,634
5.25% 6/1/27	366,000	325,492
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	673,862
5.38% 9/1/25	1,612,000	1,347,132
Valvoline, Inc. 4.25% 2/15/30	570,000	559,683
‡Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	619,400
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,289,130

LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
WR Grace Holdings LLC (continued)
5.63% 8/15/29	396,000	$ 324,443
		15,086,703
Commercial Services–3.80%
ADT Security Corp.
4.13% 8/1/29	1,056,000	912,120
4.88% 7/15/32	1,600,000	1,368,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63% 7/15/26	374,000	354,905
9.75% 7/15/27	90,000	79,556
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63% 6/1/28	555,000	469,791
4.63% 6/1/28	863,000	725,999
APi Group DE, Inc.
4.13% 7/15/29	625,000	539,060
4.75% 10/15/29	527,000	474,616
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	690,000	635,042
5.38% 3/1/29	1,098,000	1,018,463
5.75% 7/15/27	672,000	644,792
5.75% 7/15/27	760,000	717,896
Block, Inc.
2.75% 6/1/26	75,000	68,287
3.50% 6/1/31	793,000	656,780
Brink's Co. 4.63% 10/15/27	1,443,000	1,339,626
CoreCivic, Inc. 8.25% 4/15/26	1,265,000	1,276,511
Garda World Security Corp.
6.00% 6/1/29	929,000	761,276
9.50% 11/1/27	1,285,000	1,241,430
Gartner, Inc. 3.63% 6/15/29	424,000	373,257
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,496,626
Hertz Corp.
4.63% 12/1/26	554,000	499,985
5.00% 12/1/29	2,096,000	1,732,627
5.50% 10/15/24	656,000	19,680
6.00% 1/15/28	2,613,000	209,040
7.13% 8/1/26	805,000	56,350
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	517,310
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,631,656
5.75% 4/15/26	1,132,000	1,111,202
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Sabre Global, Inc. 7.38% 9/1/25	556,000	$ 493,511
Service Corp. International 7.50% 4/1/27	380,000	388,172
United Rentals North America, Inc.
4.88% 1/15/28	200,000	190,318
5.25% 1/15/30	1,905,000	1,818,372
5.50% 5/15/27	385,000	378,911
		24,201,167
Computers–1.17%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	788,872
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,067,805
NCR Corp.
5.00% 10/1/28	366,000	326,629
5.13% 4/15/29	1,366,000	1,209,266
5.75% 9/1/27	2,432,000	2,431,355
6.13% 9/1/29	405,000	405,339
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	473,745
Seagate HDD Cayman
8.25% 12/15/29	578,000	603,704
8.50% 7/15/31	144,000	151,011
		7,457,726
Cosmetics & Personal Care–0.36%
Coty, Inc. 5.00% 4/15/26	630,000	603,741
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	392,625
5.50% 6/1/28	1,360,000	1,285,499
		2,281,865
Distribution/Wholesale–0.17%
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	317,000	319,510
7.75% 3/15/31	528,000	547,761
‡Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	7,200
9.00% 11/15/26	2,030,000	192,850
13.13% 11/15/27	365,000	23,725
		1,091,046
Diversified Financial Services–1.25%
Coinbase Global, Inc.
3.38% 10/1/28	320,000	214,029
3.63% 10/1/31	320,000	189,067
•ILFC E-Capital Trust I 7.06% 12/21/65	640,000	430,141

LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•ILFC E-Capital Trust II 7.31% 12/21/65	1,566,000	$ 1,087,127
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	519,168
5.50% 8/15/28	644,000	564,109
5.75% 11/15/31	1,050,000	862,517
OneMain Finance Corp.
3.50% 1/15/27	305,000	261,672
4.00% 9/15/30	340,000	261,800
5.38% 11/15/29	200,000	170,030
6.13% 3/15/24	785,000	782,322
6.63% 1/15/28	410,000	386,741
7.13% 3/15/26	597,000	586,548
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	623,040
3.63% 3/1/29	1,062,000	892,577
4.00% 10/15/33	126,000	98,562
		7,929,450
Electric–1.26%
Calpine Corp.
4.63% 2/1/29	901,000	760,157
5.00% 2/1/31	557,000	460,680
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	84,995
NRG Energy, Inc.
3.38% 2/15/29	605,000	494,816
3.63% 2/15/31	411,000	320,845
3.88% 2/15/32	620,000	477,701
5.25% 6/15/29	1,020,000	912,114
5.75% 1/15/28	143,000	135,514
6.63% 1/15/27	563,000	558,879
7.00% 3/15/33	494,000	498,093
PG&E Corp. 5.00% 7/1/28	803,000	736,837
Pike Corp. 5.50% 9/1/28	641,000	575,178
μVistra Corp. 7.00% 12/15/26	975,000	850,688
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	561,450
5.00% 7/31/27	280,000	262,085
5.63% 2/15/27	352,000	337,384
		8,027,416
Electrical Components & Equipment–1.11%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	1,945,719
4.75% 6/15/28	1,797,000	1,602,205
6.50% 12/31/27	509,000	489,364
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,164,136
7.25% 6/15/28	1,847,000	1,884,044
		7,085,468
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–1.06%
Coherent Corp. 5.00% 12/15/29	2,137,000	$ 1,928,878
Imola Merger Corp. 4.75% 5/15/29	2,923,000	2,542,149
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,221,470
5.00% 10/1/25	391,000	382,799
5.63% 11/1/24	213,000	211,393
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	467,098
		6,753,787
Engineering & Construction–0.84%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,147,965
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,073,890
7.50% 4/15/32	655,000	556,751
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,789,887
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	756,917
		5,325,410
Entertainment–3.01%
AMC Entertainment Holdings, Inc. 10.00% 6/15/26	786,475	564,296
Boyne USA, Inc. 4.75% 5/15/29	999,000	900,257
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	707,301
6.25% 7/1/25	1,010,000	1,005,323
8.13% 7/1/27	1,316,000	1,346,885
Cedar Fair LP 5.25% 7/15/29	470,000	427,468
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38% 4/15/27	580,000	551,442
Cinemark USA, Inc.
5.25% 7/15/28	685,000	602,537
8.75% 5/1/25	244,000	247,752
International Game Technology PLC 6.50% 2/15/25	326,000	326,000
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	503,370
4.75% 10/15/27	1,205,000	1,123,663
4.88% 11/1/24	649,000	638,922
5.63% 3/15/26	1,402,000	1,369,487
6.50% 5/15/27	2,710,000	2,724,425

LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Six Flags Entertainment Corp.
5.50% 4/15/27	481,000	$ 452,839
7.25% 5/15/31	155,000	150,962
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	574,858
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,033,427
WMG Acquisition Corp. 3.75% 12/1/29	1,662,000	1,436,741
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13% 10/1/29	1,660,000	1,487,681
		19,175,636
Environmental Control–0.87%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	914,265
4.00% 8/1/28	1,155,000	1,032,629
4.38% 8/15/29	555,000	494,143
4.75% 6/15/29	684,000	624,910
Madison IAQ LLC
4.13% 6/30/28	693,000	610,045
5.88% 6/30/29	1,290,000	1,044,782
Stericycle, Inc. 3.88% 1/15/29	893,000	792,895
		5,513,669
Food–2.32%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	774,875
3.50% 3/15/29	1,426,000	1,234,403
4.63% 1/15/27	1,687,000	1,598,439
5.88% 2/15/28	834,000	810,431
7.50% 3/15/26	1,361,000	1,384,069
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,411,986
Lamb Weston Holdings, Inc. 4.13% 1/31/30	991,000	885,671
New Albertsons LP
6.63% 6/1/28	569,000	541,972
7.75% 6/15/26	672,000	687,120
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,059,470
5.50% 10/15/27	1,239,000	1,193,818
6.88% 5/1/25	195,000	195,164
Post Holdings, Inc.
4.63% 4/15/30	250,000	219,090
5.50% 12/15/29	398,000	367,262
5.63% 1/15/28	1,644,000	1,579,638
U.S. Foods, Inc.
4.63% 6/1/30	620,000	555,668
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
U.S. Foods, Inc. (continued)
4.75% 2/15/29	260,000	$ 238,043
		14,737,119
Food Service–0.14%
Aramark Services, Inc. 5.00% 2/1/28	917,000	864,309
		864,309
Forest Products & Paper–0.06%
Glatfelter Corp. 4.75% 11/15/29	595,000	389,294
		389,294
Gas–0.29%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	656,340
5.75% 5/20/27	520,000	477,999
5.88% 8/20/26	220,000	206,932
9.38% 6/1/28	501,000	508,825
		1,850,096
Hand Machine Tools–0.43%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	535,679
6.05% 4/15/28	1,090,000	1,082,051
6.30% 2/15/30	462,000	460,633
6.40% 4/15/33	647,000	646,455
		2,724,818
Health Care Products–1.06%
Avantor Funding, Inc. 4.63% 7/15/28	2,105,000	1,951,172
Hologic, Inc. 3.25% 2/15/29	2,184,000	1,910,791
Medline Borrower LP
3.88% 4/1/29	1,944,000	1,689,459
5.25% 10/1/29	1,376,000	1,193,954
		6,745,376
Health Care Services–5.70%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	421,400
5.50% 7/1/28	915,000	875,060
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	769,971
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	171,558
5.00% 7/15/27	147,000	134,856
Centene Corp. 4.63% 12/15/29	3,752,000	3,453,479

LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	$ 517,712
5.25% 5/15/30	1,586,000	1,249,335
5.63% 3/15/27	569,000	501,424
6.00% 1/15/29	435,000	365,944
6.13% 4/1/30	746,000	444,407
8.00% 3/15/26	1,539,000	1,499,136
DaVita, Inc.
3.75% 2/15/31	2,401,000	1,919,677
4.63% 6/1/30	1,390,000	1,193,284
Encompass Health Corp.
4.50% 2/1/28	2,506,000	2,331,466
4.63% 4/1/31	360,000	319,126
4.75% 2/1/30	879,000	800,331
‡Envision Healthcare Corp. 8.75% 10/15/26	901,000	13,515
Global Medical Response, Inc. 6.50% 10/1/25	940,000	517,000
HCA, Inc.
5.38% 9/1/26	1,220,000	1,210,414
5.88% 2/15/26	2,268,000	2,269,435
5.88% 2/1/29	200,000	201,298
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,763,135
5.00% 5/15/27	259,000	249,123
Radiology Partners, Inc. 9.25% 2/1/28	825,000	300,454
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	313,522
Syneos Health, Inc. 3.63% 1/15/29	620,000	606,100
Tenet Healthcare Corp.
4.88% 1/1/26	5,404,000	5,263,439
5.13% 11/1/27	2,871,000	2,740,876
6.13% 6/15/30	1,008,000	993,586
6.25% 2/1/27	1,770,000	1,751,890
6.75% 5/15/31	1,096,000	1,098,670
		36,260,623
Home Furnishings–0.33%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	385,331
4.00% 4/15/29	1,967,000	1,702,826
		2,088,157
Household Products Wares–1.04%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,789,129
Central Garden & Pet Co.
4.13% 10/15/30	651,000	545,340
5.13% 2/1/28	2,367,000	2,223,644
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	$ 292,740
5.00% 10/1/29	572,000	510,553
5.50% 7/15/30	1,390,000	1,268,375
		6,629,781
Housewares–0.98%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,417,000	1,311,699
Newell Brands, Inc.
4.70% 4/1/26	1,612,000	1,514,233
5.88% 4/1/36	120,000	100,336
6.38% 9/15/27	346,000	331,332
6.63% 9/15/29	301,000	288,551
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	875,052
4.38% 2/1/32	819,000	644,867
4.50% 10/15/29	1,329,000	1,141,963
		6,208,033
Internet–0.88%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	647,423
6.13% 12/1/28	423,000	364,563
EquipmentShare.com, Inc. 9.00% 5/15/28	940,000	912,479
Millennium Escrow Corp. 6.63% 8/1/26	565,000	415,860
Shutterfly Finance LLC
8.50% 10/1/27	1,777,500	1,088,719
9.75% 10/1/27	294,083	289,672
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	1,071,343
7.50% 9/15/27	810,000	828,511
		5,618,570
Iron & Steel–0.80%
ATI, Inc.
4.88% 10/1/29	415,000	373,578
5.13% 10/1/31	310,000	276,182
5.88% 12/1/27	565,000	546,788
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,124,000	1,110,303
Carpenter Technology Corp.
6.38% 7/15/28	763,000	747,740
7.63% 3/15/30	223,000	225,520
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	817,782
4.88% 3/1/31	443,000	389,335
6.75% 4/15/30	535,000	515,447
U.S. Steel Corp. 6.88% 3/1/29	109,000	107,815
		5,110,490

LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–1.53%
Carnival Corp.
4.00% 8/1/28	921,000	$ 816,485
5.75% 3/1/27	1,178,000	1,084,455
6.00% 5/1/29	267,000	238,387
9.88% 8/1/27	30,000	31,249
10.50% 2/1/26	259,000	272,264
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	669,000	731,704
Royal Caribbean Cruises Ltd.
7.25% 1/15/30	603,000	610,745
8.25% 1/15/29	787,000	826,235
9.25% 1/15/29	790,000	841,676
11.50% 6/1/25	651,000	690,711
11.63% 8/15/27	1,421,000	1,545,251
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	2,050,110
		9,739,272
Lodging–1.46%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	297,350
4.00% 5/1/31	201,000	174,565
4.88% 1/15/30	722,000	673,207
5.75% 5/1/28	659,000	648,926
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	378,000	366,691
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	287,401
4.75% 1/15/28	45,000	40,500
MGM Resorts International
4.63% 9/1/26	1,102,000	1,039,155
5.50% 4/15/27	1,266,000	1,212,806
5.75% 6/15/25	680,000	673,909
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,467,527
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	2,473,000	2,433,029
		9,315,066
Machinery Construction & Mining–0.32%
BWX Technologies, Inc.
4.13% 6/30/28	686,000	625,872
4.13% 4/15/29	496,000	447,640
Terex Corp. 5.00% 5/15/29	1,057,000	982,671
		2,056,183
Machinery Diversified–0.15%
ATS Corp. 4.13% 12/15/28	321,000	287,307
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Chart Industries, Inc.
7.50% 1/1/30	485,000	$ 494,824
9.50% 1/1/31	148,000	157,030
		939,161
Media–11.52%
Altice Financing SA 5.75% 8/15/29	1,129,000	874,592
Audacy Capital Corp. 6.50% 5/1/27	2,481,000	37,215
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,434,000	2,778,002
4.25% 1/15/34	990,000	748,210
4.50% 8/15/30	1,083,000	901,804
4.75% 3/1/30	6,151,000	5,259,620
4.75% 2/1/32	502,000	409,371
5.00% 2/1/28	5,371,000	4,893,464
5.13% 5/1/27	6,670,000	6,211,403
5.38% 6/1/29	1,448,000	1,309,130
CSC Holdings LLC
4.50% 11/15/31	1,160,000	808,771
5.75% 1/15/30	920,000	434,396
6.50% 2/1/29	3,580,000	2,892,768
7.50% 4/1/28	905,000	515,825
11.25% 5/15/28	461,000	447,046
‡Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	30,037
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,229,853
DISH DBS Corp.
5.25% 12/1/26	3,760,000	3,016,169
5.75% 12/1/28	750,000	557,838
5.88% 11/15/24	8,272,000	7,234,828
7.75% 7/1/26	2,740,000	1,679,524
DISH Network Corp. 11.75% 11/15/27	2,911,000	2,840,877
Gannett Holdings LLC 6.00% 11/1/26	420,000	353,826
GCI LLC 4.75% 10/15/28	2,150,000	1,833,090
Gray Escrow II, Inc. 5.38% 11/15/31	572,000	379,115
Gray Television, Inc.
4.75% 10/15/30	1,362,000	923,613
7.00% 5/15/27	1,105,000	942,731
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	552,878
6.38% 5/1/26	1,812,062	1,520,781
8.38% 5/1/27	3,095,299	2,062,025
Liberty Interactive LLC 8.25% 2/1/30	352,000	123,224

LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
McGraw-Hill Education, Inc. 5.75% 8/1/28	1,025,000	$ 888,152
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	756,000	708,153
News Corp.
3.88% 5/15/29	865,000	759,302
5.13% 2/15/32	545,000	497,240
Nexstar Media, Inc.
4.75% 11/1/28	1,645,000	1,427,062
5.63% 7/15/27	3,995,000	3,723,707
μParamount Global 6.25% 2/28/57	1,145,000	872,441
Scripps Escrow, Inc. 5.88% 7/15/27	682,000	552,052
Sinclair Television Group, Inc. 4.13% 12/1/30	855,000	560,025
Sirius XM Radio, Inc.
4.00% 7/15/28	2,503,000	2,174,787
4.13% 7/1/30	575,000	469,519
5.00% 8/1/27	2,426,000	2,250,819
5.50% 7/1/29	2,465,000	2,223,570
Univision Communications, Inc.
4.50% 5/1/29	713,000	612,579
6.63% 6/1/27	195,000	188,477
7.38% 6/30/30	578,000	550,324
UPC Broadband Finco BV 4.88% 7/15/31	592,000	487,269
UPC Holding BV 5.50% 1/15/28	160,000	139,674
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	412,476
		73,299,654
Metal Fabricate & Hardware–0.09%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	572,581
		572,581
Mining–0.97%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	763,059
Arconic Corp.
6.00% 5/15/25	1,432,000	1,443,389
6.13% 2/15/28	2,129,000	2,155,408
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	419,000	357,747
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	386,632
Novelis Corp.
3.88% 8/15/31	318,000	261,591
4.75% 1/30/30	890,000	790,949
		6,158,775
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.14%
Hillenbrand, Inc. 5.00% 9/15/26	155,000	$ 151,916
Trinity Industries, Inc. 7.75% 7/15/28	733,000	737,581
		889,497
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	418,992
4.25% 4/1/28	590,000	541,107
		960,099
Oil & Gas–5.27%
Antero Resources Corp. 8.38% 7/15/26	999,000	1,033,688
Baytex Energy Corp.
8.50% 4/30/30	1,125,000	1,098,641
8.75% 4/1/27	1,280,000	1,296,224
California Resources Corp. 7.13% 2/1/26	1,307,000	1,313,535
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	329,537
6.75% 4/15/29	2,899,000	2,876,491
Chord Energy Corp. 6.38% 6/1/26	864,000	856,548
Civitas Resources, Inc.
8.38% 7/1/28	813,000	822,187
8.75% 7/1/31	724,000	733,991
CNX Resources Corp.
6.00% 1/15/29	405,000	375,397
7.38% 1/15/31	480,000	467,011
Comstock Resources, Inc.
5.88% 1/15/30	606,000	526,111
6.75% 3/1/29	2,110,000	1,930,538
Crescent Energy Finance LLC 9.25% 2/15/28	841,000	815,972
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,420,000	1,288,774
Gulfport Energy Corp.
‡6.00% 10/15/24	1,110,000	699
‡6.38% 5/15/25	196,000	124
‡6.38% 1/15/26	1,155,000	728
8.00% 5/17/26	332,104	333,665
8.00% 5/17/26	1,621,850	1,629,473
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	346,929
6.25% 11/1/28	15,000	14,120
6.25% 4/15/32	317,000	282,566
Nabors Industries Ltd. 7.25% 1/15/26	355,000	331,400
Nabors Industries, Inc. 5.75% 2/1/25	1,135,000	1,098,362

LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
6.63% 9/1/30	479,000	$ 497,729
8.50% 7/15/27	919,000	992,713
8.88% 7/15/30	1,069,000	1,228,687
Precision Drilling Corp.
6.88% 1/15/29	222,000	200,581
7.13% 1/15/26	1,134,000	1,119,767
Range Resources Corp. 8.25% 1/15/29	1,812,000	1,886,654
SM Energy Co.
5.63% 6/1/25	125,000	122,149
6.50% 7/15/28	242,000	232,320
6.63% 1/15/27	616,000	598,290
6.75% 9/15/26	379,000	369,415
Southwestern Energy Co.
4.75% 2/1/32	240,000	211,521
5.38% 2/1/29	82,000	77,216
5.38% 3/15/30	1,058,000	987,328
8.38% 9/15/28	1,400,000	1,457,442
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	420,528
4.50% 4/30/30	1,690,000	1,477,478
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	217,526
Transocean, Inc.
8.75% 2/15/30	320,000	324,800
11.50% 1/30/27	821,000	850,761
Valaris Ltd. 8.38% 4/30/30	459,000	460,542
		33,536,158
Oil & Gas Services–0.15%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	284,000	266,636
6.88% 4/1/27	714,000	685,440
		952,076
Packaging & Containers–2.39%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	339,043
5.25% 8/15/27	1,618,000	1,370,578
5.25% 8/15/27	1,121,000	949,578
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	228,805
LABL, Inc. 6.75% 7/15/26	2,508,000	2,465,453
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	3,740,000	3,715,722
9.25% 4/15/27	1,595,000	1,472,188
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	$ 460,913
6.63% 5/13/27	949,000	939,678
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	1,616,183
TriMas Corp. 4.13% 4/15/29	852,000	759,140
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	468,555
8.50% 8/15/27	445,000	428,364
		15,214,200
Pharmaceuticals–3.62%
180 Medical, Inc. 3.88% 10/15/29	686,000	598,270
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	2,057,204
9.25% 4/1/26	3,137,000	2,642,013
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	1,571,328
5.00% 2/15/29	916,000	377,699
5.25% 1/30/30	1,505,000	624,575
5.25% 2/15/31	670,000	279,980
5.50% 11/1/25	3,267,000	2,886,656
5.75% 8/15/27	453,000	277,462
6.25% 2/15/29	1,266,000	538,050
9.00% 12/15/25	2,609,000	2,275,231
Elanco Animal Health, Inc. 6.65% 8/28/28	405,000	392,959
‡Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	424,497
9.50% 7/31/27	743,000	44,580
‡Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13% 4/1/29	1,430,000	1,058,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00% 6/15/29	457,314	69,740
11.50% 12/15/28	2,135,000	1,799,573
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	2,178,000	1,933,042
5.13% 4/30/31	1,151,000	949,603
Owens & Minor, Inc.
4.50% 3/31/29	1,432,000	1,189,117
6.63% 4/1/30	491,000	445,465

LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
‡Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	$ 604,529
		23,039,773
Pipelines–5.62%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	224,862
5.75% 3/1/27	435,000	419,530
5.75% 1/15/28	1,622,000	1,546,235
7.88% 5/15/26	1,077,000	1,092,273
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	789,499
Buckeye Partners LP
3.95% 12/1/26	185,000	167,011
4.13% 3/1/25	421,000	399,950
4.13% 12/1/27	190,000	172,741
4.50% 3/1/28	720,000	645,101
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	430,246
4.00% 3/1/31	608,000	535,338
4.50% 10/1/29	865,000	793,859
Cheniere Energy, Inc. 4.63% 10/15/28	1,360,000	1,269,944
CNX Midstream Partners LP 4.75% 4/15/30	206,000	174,726
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,355,859
7.38% 2/1/31	352,000	346,949
8.00% 4/1/29	1,343,000	1,359,669
DT Midstream, Inc.
4.13% 6/15/29	968,000	849,493
4.38% 6/15/31	570,000	490,914
EnLink Midstream LLC 6.50% 9/1/30	324,000	323,605
EnLink Midstream Partners LP
4.15% 6/1/25	261,000	253,196
4.85% 7/15/26	312,000	301,080
•9.62% (LIBOR03M + 4.11%) 7/31/23	1,010,000	830,981
EQM Midstream Partners LP
4.13% 12/1/26	352,000	327,372
4.50% 1/15/29	881,000	785,758
4.75% 1/15/31	959,000	840,069
5.50% 7/15/28	158,000	149,502
6.00% 7/1/25	370,000	365,915
6.50% 7/1/27	465,000	458,616
7.50% 6/1/27	620,000	625,933
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners LP (continued)
7.50% 6/1/30	496,000	$ 501,925
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	865,493
6.50% 10/1/25	80,000	78,784
7.75% 2/1/28	796,000	757,099
8.00% 1/15/27	27,000	26,328
8.88% 4/15/30	565,000	552,002
Hess Midstream Operations LP
5.13% 6/15/28	185,000	173,140
5.63% 2/15/26	970,000	954,238
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00% 2/1/28	635,000	585,761
6.38% 4/15/27	225,000	222,260
Howard Midstream Energy Partners LLC 8.88% 7/15/28	745,000	748,725
Kinetik Holdings LP 5.88% 6/15/30	476,000	452,433
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	434,000	427,434
NuStar Logistics LP
5.63% 4/28/27	1,185,000	1,138,667
5.75% 10/1/25	419,000	408,505
6.00% 6/1/26	385,000	375,031
6.38% 10/1/30	429,000	409,284
φSummit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00% 10/15/26	538,000	522,533
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	50,269
6.00% 3/1/27	575,000	539,585
6.00% 12/31/30	467,000	411,427
6.00% 9/1/31	783,000	673,719
7.50% 10/1/25	1,985,000	1,981,199
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,183,405
4.88% 2/1/31	1,072,000	990,678
5.00% 1/15/28	100,000	95,434
6.50% 7/15/27	1,174,000	1,165,497
Venture Global LNG, Inc. 8.13% 6/1/28	1,097,000	1,114,151
		35,731,232

LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.24%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	$ 272,775
5.00% 3/1/31	346,000	258,948
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	1,014,147
		1,545,870
Real Estate Investment Trusts–2.36%
Iron Mountain, Inc.
4.50% 2/15/31	640,000	549,906
5.00% 7/15/28	64,000	59,301
5.25% 3/15/28	1,649,000	1,541,745
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,423,000	1,259,355
4.75% 10/15/27	2,323,000	2,162,713
7.25% 7/15/28	347,000	350,550
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	44,909
3.75% 2/15/27	504,000	462,337
3.88% 2/15/29	790,000	693,275
4.13% 8/15/30	350,000	308,150
4.25% 12/1/26	3,144,000	2,941,153
4.50% 9/1/26	260,000	245,627
4.63% 6/15/25	852,000	823,241
4.63% 12/1/29	1,996,000	1,812,109
5.75% 2/1/27	1,794,000	1,755,824
		15,010,195
Retail–2.60%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	280,632
4.00% 10/15/30	640,000	547,733
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	409,812
4.63% 11/15/29	505,000	448,250
4.75% 3/1/30	388,000	344,775
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	170,947
6.88% 11/1/35	155,000	141,823
Gap, Inc. 3.63% 10/1/29	730,000	515,813
Macy's Retail Holdings LLC 5.88% 3/15/30	26,000	23,169
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,190,000	2,038,432
Nordstrom, Inc. 4.38% 4/1/30	19,000	15,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	$ 1,696,674
7.75% 2/15/29	616,000	612,044
Rite Aid Corp.
7.50% 7/1/25	617,000	366,344
8.00% 11/15/26	3,382,000	1,657,180
Sonic Automotive, Inc. 4.63% 11/15/29	868,000	726,901
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	920,451
6.00% 12/1/29	875,000	755,169
6.13% 7/1/29	490,000	423,180
Staples, Inc.
7.50% 4/15/26	3,268,000	2,699,084
10.75% 4/15/27	1,893,000	1,099,636
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	323,473
White Cap Buyer LLC 6.88% 10/15/28	369,000	334,406
		16,551,632
Semiconductors–0.99%
ams-OSRAM AG 7.00% 7/31/25	390,000	344,378
Entegris Escrow Corp.
4.75% 4/15/29	965,000	895,835
5.95% 6/15/30	170,000	162,967
Entegris, Inc.
3.63% 5/1/29	576,000	496,385
4.38% 4/15/28	2,300,000	2,081,453
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,856,604
Synaptics, Inc. 4.00% 6/15/29	516,000	432,597
		6,270,219
Software–0.89%
ACI Worldwide, Inc. 5.75% 8/15/26	900,000	877,500
Athenahealth Group, Inc. 6.50% 2/15/30	470,000	395,571
Black Knight InfoServ LLC 3.63% 9/1/28	744,000	668,499
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	526,549
4.88% 7/1/29	714,000	633,393
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,527,346
		5,628,858

LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–5.71%
Altice France Holding SA
6.00% 2/15/28	380,000	$ 185,247
10.50% 5/15/27	2,174,000	1,316,422
Altice France SA
5.13% 7/15/29	1,570,000	1,114,501
5.50% 1/15/28	200,000	151,021
5.50% 10/15/29	971,000	694,403
8.13% 2/1/27	1,470,000	1,272,905
CommScope Technologies LLC
5.00% 3/15/27	155,000	107,890
6.00% 6/15/25	86,000	80,158
CommScope, Inc.
4.75% 9/1/29	1,412,000	1,113,222
6.00% 3/1/26	2,061,000	1,920,797
8.25% 3/1/27	3,274,000	2,619,143
Embarq Corp. 8.00% 6/1/36	1,500,000	906,645
Frontier Communications Holdings LLC
5.00% 5/1/28	2,432,000	2,098,355
5.88% 10/15/27	130,000	119,309
5.88% 11/1/29	172,507	125,930
6.00% 1/15/30	356,000	261,867
8.75% 5/15/30	849,000	829,790
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	798,490
Intelsat Jackson Holdings SA
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,177,000	4,712,918
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	331,064
4.63% 9/15/27	686,000	477,320
Lumen Technologies, Inc.
4.00% 2/15/27	2,650,000	1,974,807
4.50% 1/15/29	390,000	187,200
5.13% 12/15/26	2,639,000	1,828,774
5.38% 6/15/29	1,020,000	510,855
6.88% 1/15/28	450,000	233,325
Qwest Corp. 7.25% 9/15/25	210,000	203,018
Sprint Capital Corp. 8.75% 3/15/32	899,000	1,086,538
Sprint LLC
7.63% 2/15/25	3,873,000	3,956,138
7.63% 3/1/26	2,753,000	2,859,745
Telecom Italia Capital SA
6.00% 9/30/34	325,000	262,097
6.38% 11/15/33	878,000	744,817
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,261,224
		36,346,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobby–0.13%
Mattel, Inc. 5.88% 12/15/27	845,000	$ 829,907
		829,907
Transportation–0.09%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	69,483
XPO, Inc. 6.25% 6/1/28	535,000	526,027
		595,510
Total Corporate Bonds (Cost $650,231,370)		577,049,282
LOAN AGREEMENTS–4.25%
•ACProducts, Inc. 9.75% (LIBOR03M + 4.25%) 5/17/28	1,259,300	1,055,608
•Adient U.S. LLC 8.47% (SOFR CME01M + 3.25%) 4/10/28	696,754	696,175
•Ahead DB Holdings LLC 9.09% (LIBOR06M + 3.75%) 10/18/27	359,084	333,819
•Claire's Stores, Inc. 11.70% (SOFR CME01M + 6.50%) 12/18/26	1,156,177	1,052,121
•Clear Channel Outdoor Holdings, Inc. 8.58% (SOFR CME01M + 3.50%) 8/21/26	542,183	516,815
•CSC Holdings LLC
7.44% (LIBOR01M + 2.25%) 1/15/26	356,125	340,545
9.65% (SOFR CME01M + 4.50%) 1/18/28	243,497	224,017
•DexKo Global, Inc. 9.25% (SOFR CME03M + 3.75%) 10/4/28	1,339,297	1,275,680
•DirecTV Financing LLC 10.22% (SOFR CME01M + 5.00%) 8/2/27	1,637,680	1,599,244
•Envision Healthcare Corp.
8.99% (SOFR CME03M + 3.75%) 3/31/27	1,840,626	13,234
9.49% (SOFR CME03M + 4.25%) 3/31/27	749,052	159,173
=•FGI Operating Co. LLC 14.73% (LIBOR03M + 10.00%) 5/16/24	86,959	9,479
•First Student Bidco, Inc.
8.53% (LIBOR03M + 3.00%) 7/21/28	352,564	340,517
8.53% (LIBOR03M + 3.00%) 7/21/28	940,600	908,459
9.34% (SOFR CME03M + 4.00%) 7/21/28	937,227	915,559
9.34% (SOFR CME03M + 4.00%) 7/21/28	65,416	63,903

LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Greeneden U.S. Holdings II LLC 9.19% (SOFR CME01M + 4.00%) 12/1/27	980,630	$ 977,129
•iHeartCommunications, Inc. 8.22% (SOFR CME01M + 3.00%) 5/1/26	1,343,952	1,158,823
•LABL, Inc. 10.20% (SOFR CME01M + 5.10%) 10/29/28	1,093,350	1,081,170
•Madison IAQ LLC 8.30% (LIBOR06M + 3.25%) 6/21/28	959,420	938,553
•Medline Borrower LP 8.47% (SOFR CME01M + 3.25%) 10/23/28	642,426	634,595
Moran Foods LLC
•12.21% (SOFR CME03M + 7.25%) 6/30/26	1,339,470	1,225,615
=•12.21% (SOFR CME03M + 7.25%) 6/30/26	340,050	264,661
•16.46% (SOFR CME03M + 7.25%) 12/31/26	600,900	420,630
=•16.71% (SOFR CME03M + 11.50%) 6/30/26	822,778	822,778
•Park River Holdings, Inc. 8.52% (LIBOR06M + 3.25%) 12/28/27	458,635	438,881
•Petco Health and Wellness Co., Inc. 8.75% (SOFR CME03M + 3.25%) 3/3/28	1,335,750	1,324,664
•Revlon Consumer Products Corp. 8.71% (LIBOR06M + 3.50%) 9/7/23	1,140,000	228,000
•Serta Simmons Bedding LLC 15.01% (LIBOR03M + 9.50%) 8/10/23	1,406,347	823,711
•Shutterfly, Inc. 10.24% (SOFR CME03M + 5.00%) 10/1/27	648,270	396,255
•SP Preferred Buyer LLC 9.72% (SOFR CME01M + 4.50%) 12/22/25	2,683,471	1,932,099
•SPX Flow, Inc. 9.70% (SOFR CME01M + 4.50%) 4/5/29	675,345	666,059
•Triton Water Holdings, Inc. 5.75% (LIBOR03M + 5.24%) 3/31/28	978,712	944,614
•U.S. Renal Care, Inc. 10.19% (LIBOR01M + 5.00%) 6/26/26	1,476,308	663,113
•Venator Finance SARL 15.09% (SOFR CME03M + 10.00%) 9/14/23	229,682	234,276
•Vertical U.S. Newco, Inc. 8.60% (LIBOR06M + 3.50%) 7/30/27	855,808	847,361
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•White Cap Buyer LLC 8.85% (SOFR CME01M + 3.75%) 10/19/27	1,530,020	$ 1,514,292
Total Loan Agreements (Cost $31,445,292)		27,041,627

	Number of Shares
COMMON STOCK–1.32%
Chesapeake Energy Corp.	12,465	1,043,071
Chord Energy Corp.	6,623	1,018,617
=†Claire's Stores, Inc.	1,493	410,575
†Clear Channel Outdoor Holdings, Inc.	169,362	232,026
=†EP Energy Corp.	31,130	217,910
†Frontier Communications Parent, Inc.	35,367	659,241
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	18,124	1,904,289
†iHeartMedia, Inc. Class A	32,090	116,808
=†Intelsat SA	75,388	1,733,924
†Mallinckrodt PLC	16,061	18,952
=†Moran Foods LLC	53,726	53,726
=†MYT Holding LLC	502,370	238,626
=†Neiman Marcus Group Ltd. LLC	483	60,979
=†NMG Parent LLC	5,708	720,635
Total Common Stock (Cost $15,024,222)		8,429,379
PREFERRED STOCKS–0.56%
=†Claire's Stores, Inc. 0.00%	1,235	2,686,125
=†Goodman Networks, Inc. 0.00%	26,388	0
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	867,744
Total Preferred Stocks (Cost $1,212,179)		3,553,869
RIGHTS–0.04%
=†Intelsat Jackson Holdings SA	7,894	79
=†Intelsat Jackson Holdings SA	7,894	79
=†Vistra Energy Corp.	189,643	241,795
Total Rights (Cost $0)		241,953
WARRANTS–0.05%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	308,205
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	11,752
Total Warrants (Cost $160,994)		319,957

LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.96%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	6,103,194	$ 6,103,194
Total Money Market Fund (Cost $6,103,194)		6,103,194

TOTAL INVESTMENTS–98.28% (Cost $706,966,771)	625,204,807

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.72%	10,936,719
NET ASSETS APPLICABLE TO 66,784,589 SHARES OUTSTANDING–100.00%	$ 636,141,526
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($442,084,298 / 46,388,800 Shares)	$9.530
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($194,057,228 / 20,395,789 Shares)	$9.515
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 742,993,368
Distributable earnings/(accumulated loss)	(106,851,842)
TOTAL NET ASSETS	$ 636,141,526

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
Ω Perpetual maturity with no stated maturity date.
@ PIK. 100% of the income received was in the form of additional par.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
† Non-income producing.
★ Includes $766,196 payable for securities purchased, $96,881 payable for fund shares redeemed, $104,981 other accrued expenses payable, $367,085 due to manager and affiliates and $68,354 due to custodian as of June 30, 2023.

LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$20,502,391
Dividends	101,082
Foreign taxes refunded	2,300
20,605,773
EXPENSES:
Management fees	2,026,215
Distribution fees-Service Class	239,528
Shareholder servicing fees	91,942
Accounting and administration expenses	71,436
Professional fees	37,436
Pricing fees	24,896
Trustees’ fees and expenses	11,234
Custodian fees	8,602
Reports and statements to shareholders	8,160
Consulting fees	1,374
Other	8,945
2,529,768
Less:
Management fees waived	(121,328)
Total operating expenses	2,408,440
NET INVESTMENT INCOME	18,197,333
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,844,553)
Net change in unrealized appreciation (depreciation) of investments	13,316,537
NET REALIZED AND UNREALIZED GAIN	8,471,984
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,669,317
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 18,197,333	$ 35,546,550
Net realized loss	(4,844,553)	(2,107,744)
Net change in unrealized appreciation (depreciation)	13,316,537	(118,863,965)
Net increase (decrease) in net assets resulting from operations	26,669,317	(85,425,159)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(26,005,113)
Service Class	—	(10,883,533)
	—	(36,888,646)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,887,297	25,069,823
Service Class	17,548,503	42,710,187
Reinvestment of dividends and distributions:
Standard Class	—	26,005,113
Service Class	—	10,883,533
	40,435,800	104,668,656
Cost of shares redeemed:
Standard Class	(39,284,309)	(149,939,162)
Service Class	(23,809,069)	(75,117,468)
	(63,093,378)	(225,056,630)
Decrease in net assets derived from capital share transactions	(22,657,578)	(120,387,974)
NET INCREASE (DECREASE) IN NET ASSETS	4,011,739	(242,701,779)
NET ASSETS:
Beginning of period	632,129,787	874,831,566
End of period	$636,141,526	$ 632,129,787
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.133	$ 10.804	$ 10.624	$ 10.558	$ 9.898	$ 10.802
Income (loss) from investment operations:
Net investment income[2]	0.271	0.497	0.453	0.519	0.598	0.600
Net realized and unrealized gain (loss)	0.126	(1.596)	0.227	0.062	0.673	(0.885)
Total from investment operations	0.397	(1.099)	0.680	0.581	1.271	(0.285)
Less dividends and distributions from:
Net investment income	—	(0.572)	(0.499)	(0.515)	(0.611)	(0.619)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.572)	(0.500)	(0.515)	(0.611)	(0.619)
Net asset value, end of period	$ 9.530	$ 9.133	$ 10.804	$ 10.624	$ 10.558	$ 9.898
Total return[3]	4.28%	(10.23%)	6.43%	5.56%	12.89%	(2.78%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$442,084	$ 439,627	$624,429	$580,227	$604,222	$532,265
Ratio of expenses to average net assets	0.68%	0.67%	0.66%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.71%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	5.82%	5.00%	4.11%	5.05%	5.58%	5.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.78%	4.96%	4.07%	5.01%	5.54%	5.54%
Portfolio turnover	10%	11%	33%	43%	54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.130	$ 10.798	$ 10.619	$ 10.555	$ 9.896	$ 10.800
Income (loss) from investment operations:
Net investment income[2]	0.259	0.471	0.424	0.492	0.571	0.573
Net realized and unrealized gain (loss)	0.126	(1.594)	0.227	0.061	0.672	(0.885)
Total from investment operations	0.385	(1.123)	0.651	0.553	1.243	(0.312)
Less dividends and distributions from:
Net investment income	—	(0.545)	(0.471)	(0.489)	(0.584)	(0.592)
Return of capital	—	—	(0.001)	—	—	—
Total dividends and distributions	—	(0.545)	(0.472)	(0.489)	(0.584)	(0.592)
Net asset value, end of period	$ 9.515	$ 9.130	$ 10.798	$ 10.619	$ 10.555	$ 9.896
Total return[3]	4.15%	(10.46%)	6.16%	5.30%	12.61%	(3.03%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,057	$ 192,503	$250,402	$222,544	$214,551	$181,982
Ratio of expenses to average net assets	0.93%	0.92%	0.91%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.96%	0.95%	0.97%	0.97%	0.96%
Ratio of net investment income to average net assets	5.57%	4.75%	3.86%	4.80%	5.33%	5.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.53%	4.71%	3.82%	4.76%	5.29%	5.29%
Portfolio turnover	10%	11%	33%	43%	54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$26,220
Legal	4,207
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,722 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$312,651
Distribution fees payable to LFD	39,357
Shareholder servicing fees payable to Lincoln Life	15,077
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$63,527,395
Sales	73,513,798
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$706,966,771
Aggregate unrealized appreciation of investments	$ 8,203,934
Aggregate unrealized depreciation of investments	(89,959,821)
Net unrealized depreciation of investments	$ (81,755,887)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$ —	$ 1,932,691	$ 532,855	$ 2,465,546
Corporate Bonds
Advertising	—	5,502,817	—	5,502,817
Aerospace & Defense	—	6,099,818	—	6,099,818
Airlines	—	6,620,589	—	6,620,589
Apparel	—	983,161	—	983,161
Auto Manufacturers	—	18,357,983	—	18,357,983
Auto Parts & Equipment	—	24,426,260	—	24,426,260
Banks	—	5,083,852	—	5,083,852
Beverages	—	1,511,325	—	1,511,325
Biotechnology	—	1,547,658	—	1,547,658
Building Materials	—	12,577,165	—	12,577,165
Chemicals	—	15,086,703	—	15,086,703
LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Commercial Services	$ —	$ 24,201,167	$ —	$ 24,201,167
Computers	—	7,457,726	—	7,457,726
Cosmetics & Personal Care	—	2,281,865	—	2,281,865
Distribution/Wholesale	—	1,091,046	—	1,091,046
Diversified Financial Services	—	7,929,450	—	7,929,450
Electric	—	8,027,416	—	8,027,416
Electrical Components & Equipment	—	7,085,468	—	7,085,468
Electronics	—	6,753,787	—	6,753,787
Engineering & Construction	—	5,325,410	—	5,325,410
Entertainment	—	19,175,636	—	19,175,636
Environmental Control	—	5,513,669	—	5,513,669
Food	—	14,737,119	—	14,737,119
Food Service	—	864,309	—	864,309
Forest Products & Paper	—	389,294	—	389,294
Gas	—	1,850,096	—	1,850,096
Hand Machine Tools	—	2,724,818	—	2,724,818
Health Care Products	—	6,745,376	—	6,745,376
Health Care Services	—	36,260,623	—	36,260,623
Home Furnishings	—	2,088,157	—	2,088,157
Household Products Wares	—	6,629,781	—	6,629,781
Housewares	—	6,208,033	—	6,208,033
Internet	—	5,618,570	—	5,618,570
Iron & Steel	—	5,110,490	—	5,110,490
Leisure Time	—	9,739,272	—	9,739,272
Lodging	—	9,315,066	—	9,315,066
Machinery Construction & Mining	—	2,056,183	—	2,056,183
Machinery Diversified	—	939,161	—	939,161
Media	—	73,299,654	—	73,299,654
Metal Fabricate & Hardware	—	572,581	—	572,581
Mining	—	6,158,775	—	6,158,775
Miscellaneous Manufacturing	—	889,497	—	889,497
Office Business Equipment	—	960,099	—	960,099
Oil & Gas	—	33,536,158	—	33,536,158
Oil & Gas Services	—	952,076	—	952,076
Packaging & Containers	—	15,214,200	—	15,214,200
Pharmaceuticals	—	23,039,773	—	23,039,773
Pipelines	—	35,731,232	—	35,731,232
Real Estate	—	1,545,870	—	1,545,870
Real Estate Investment Trusts	—	15,010,195	—	15,010,195
Retail	—	16,551,632	—	16,551,632
Semiconductors	—	6,270,219	—	6,270,219
Software	—	5,628,858	—	5,628,858
Telecommunications	—	36,345,935	792	36,346,727
Toys Games Hobby	—	829,907	—	829,907
Transportation	—	595,510	—	595,510
Loan Agreements	—	25,944,709	1,096,918	27,041,627
Common Stock	4,993,004	—	3,436,375	8,429,379
Preferred Stocks	—	—	3,553,869	3,553,869
Rights	—	—	241,953	241,953
Warrants	—	—	319,957	319,957
Money Market Fund	6,103,194	—	—	6,103,194
Total Investments	$11,096,198	$604,925,890	$9,182,719	$625,204,807
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2023.
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (a)
Common Stock	$3,436,375	Indicative Market Quote	Broker Quote	$0.475 - $275.00 ($74.825)
		Terms of Restructuring	Expected Recovery	0.00% - 100%(N/A)
Convertible Bonds	$ 532,855	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Preferred Stocks	$3,553,869	Indicative Market Quote	Broker Quote	$0.813 - $2,175.00 ($1,644.13)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Corporate Bonds	$ 792	Pending Distribution	Expected Recovery	$0.01 ($0.01)
Loan Agreements	$ 1,096,918	Terms of Restructuring	Expected Recovery	10.9%-100% (93.9%)
Rights	$ 241,953	Indicative Market Quote	Broker Quote	$1.275 ($1.275)
		Pending Distribution	Expected Recovery	$0.01 ($0.01)
Warrants	$ 319,957	Indicative Market Quote	Broker Quote	$7.50 - $22.50 ($21.95)
Total	$9,182,719
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Common Stock	$3,806,713	$—	$ —	$(31,130)	$85,733	$—	$ —	$31,130	$(456,071)	$3,436,375	$(456,071)
Convertible Bond	373,460	—	—	(52)	—	—	—	52	159,395	532,855	159,395
Corporate Bonds	792	—	—	(1)	—	—	—	1	—	792	—
Loan Agreements	209,314	—	980,950	(18,073)	—	—	(87)	—	(75,186)	1,096,918	(75,186)
Preferred Stocks	3,533,557	—	—	—	—	—	—	—	20,312	3,553,869	20,312
Rights	241,953	—	—	—	—	—	—	—	—	241,953	—
Warrants	502,593	—	—	—	—	—	—	—	(182,636)	319,957	(182,636)
Total	$8,668,382	$—	$980,950	$(49,256)	$85,733	$—	$(87)	$31,183	$(534,186)	$9,182,719	$(534,186)
LVIP JPMorgan High Yield Fund-25

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,436,447	2,534,969
Service Class	1,862,975	4,272,605
Shares reinvested:
Standard Class	—	2,785,466
Service Class	—	1,166,010
	4,299,422	10,759,050
Shares redeemed:
Standard Class	(4,183,817)	(14,981,745)
Service Class	(2,552,870)	(7,542,527)
	(6,736,687)	(22,524,272)
Net decrease	(2,437,265)	(11,765,222)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan High Yield Fund-26

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-27

LVIP JPMorgan High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan High Yield Fund-28

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan Mid Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Mid Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,038.20	0.76%	$3.84
Service Class Shares	1,000.00	1,041.10	1.01%	1.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,010.40	1.01%	5.03

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	96.49%
Banks	7.17%
Beverages	1.52%
Building Products	2.22%
Capital Markets	5.93%
Chemicals	1.57%
Communications Equipment	0.80%
Construction Materials	1.60%
Consumer Finance	0.90%
Consumer Staples Distribution & Retail	1.76%
Containers & Packaging	2.61%
Distributors	2.24%
Diversified REITs	0.65%
Electric Utilities	3.28%
Electrical Equipment	3.91%
Electronic Equipment, Instruments & Components	4.72%
Entertainment	0.70%
Financial Services	2.41%
Food Products	0.64%
Gas Utilities	0.65%
Health Care Equipment & Supplies	1.70%
Health Care Providers & Services	5.57%
Health Care REITs	0.42%
Hotel & Resort REITs	0.38%
Hotels, Restaurants & Leisure	1.64%
Household Durables	1.08%
Household Products	0.53%
Industrial REITs	0.41%
Insurance	5.96%
Interactive Media & Services	1.10%
IT Services	0.89%
Machinery	8.41%
Media	1.01%
Metals & Mining	0.38%
Multi-Utilities	3.50%
Office REITs	0.56%
Oil, Gas & Consumable Fuels	2.67%
Passenger Airlines	0.48%
Pharmaceuticals	0.80%
Real Estate Management & Development	0.92%
Residential REITs	3.12%
Retail REITs	2.31%
Semiconductors & Semiconductor Equipment	0.20%
Specialized REITs	1.92%
Specialty Retail	2.32%
Textiles, Apparel & Luxury Goods	2.93%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	3.00%
Total Investments	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Ameriprise Financial, Inc.	2.04%
Xcel Energy, Inc.	1.76%
AmerisourceBergen Corp.	1.70%
Loews Corp.	1.68%
Snap-on, Inc.	1.62%
Hubbell, Inc.	1.62%
Martin Marietta Materials, Inc.	1.60%
CMS Energy Corp.	1.58%
WEC Energy Group, Inc.	1.57%
M&T Bank Corp.	1.56%
Total	16.73%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.49%
Banks–7.17%
Citizens Financial Group, Inc.	140,850	$ 3,673,368
Fifth Third Bancorp	183,180	4,801,148
First Citizens BancShares, Inc. Class A	3,500	4,492,075
Huntington Bancshares, Inc.	511,080	5,509,442
M&T Bank Corp.	55,418	6,858,532
Regions Financial Corp.	346,280	6,170,710
		31,505,275
Beverages–1.52%
Constellation Brands, Inc. Class A	14,290	3,517,198
Keurig Dr Pepper, Inc.	100,861	3,153,923
		6,671,121
Building Products–2.22%
Carlisle Cos., Inc.	16,110	4,132,698
Fortune Brands Innovations, Inc.	77,920	5,606,344
		9,739,042
Capital Markets–5.93%
Ameriprise Financial, Inc.	26,930	8,945,069
Northern Trust Corp.	37,912	2,810,796
Raymond James Financial, Inc.	56,705	5,884,278
State Street Corp.	71,157	5,207,269
T Rowe Price Group, Inc.	28,531	3,196,042
		26,043,454
Chemicals–1.57%
Celanese Corp.	17,900	2,072,820
RPM International, Inc.	53,790	4,826,577
		6,899,397
Communications Equipment–0.80%
Motorola Solutions, Inc.	12,010	3,522,293
		3,522,293
Construction Materials–1.60%
Martin Marietta Materials, Inc.	15,249	7,040,311
		7,040,311
Consumer Finance–0.90%
Discover Financial Services	33,800	3,949,530
		3,949,530
Consumer Staples Distribution & Retail–1.76%
Kroger Co.	68,054	3,198,538
†U.S. Foods Holding Corp.	103,630	4,559,720
		7,758,258
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–2.61%
Ball Corp.	46,646	$ 2,715,263
Packaging Corp. of America	32,930	4,352,029
Silgan Holdings, Inc.	93,510	4,384,684
		11,451,976
Distributors–2.24%
Genuine Parts Co.	20,949	3,545,199
LKQ Corp.	108,090	6,298,405
		9,843,604
Diversified REITs–0.65%
WP Carey, Inc.	42,080	2,842,925
		2,842,925
Electric Utilities–3.28%
Edison International	50,530	3,509,309
†PG&E Corp.	184,710	3,191,789
Xcel Energy, Inc.	124,190	7,720,892
		14,421,990
Electrical Equipment–3.91%
Acuity Brands, Inc.	23,077	3,763,397
AMETEK, Inc.	38,870	6,292,276
Hubbell, Inc.	21,490	7,125,224
		17,180,897
Electronic Equipment, Instruments & Components–4.72%
Amphenol Corp. Class A	63,240	5,372,238
CDW Corp.	32,030	5,877,505
Jabil, Inc.	38,254	4,128,754
†Teledyne Technologies, Inc.	10,260	4,217,989
†Zebra Technologies Corp. Class A	3,880	1,147,820
		20,744,306
Entertainment–0.70%
†Take-Two Interactive Software, Inc.	20,966	3,085,357
		3,085,357
Financial Services–2.41%
†FleetCor Technologies, Inc.	15,400	3,866,632
MGIC Investment Corp.	219,660	3,468,431
Voya Financial, Inc.	45,750	3,280,733
		10,615,796
Food Products–0.64%
†Post Holdings, Inc.	32,271	2,796,282
		2,796,282
Gas Utilities–0.65%
National Fuel Gas Co.	55,840	2,867,942
		2,867,942
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.70%
†Globus Medical, Inc. Class A	38,260	$ 2,278,000
Zimmer Biomet Holdings, Inc.	35,830	5,216,848
		7,494,848
Health Care Providers & Services–5.57%
AmerisourceBergen Corp.	38,940	7,493,224
†Henry Schein, Inc.	83,160	6,744,276
Laboratory Corp. of America Holdings	17,000	4,102,610
Quest Diagnostics, Inc.	25,700	3,612,392
Universal Health Services, Inc. Class B	15,911	2,510,279
		24,462,781
Health Care REITs–0.42%
Ventas, Inc.	39,240	1,854,875
		1,854,875
Hotel & Resort REITs–0.38%
Host Hotels & Resorts, Inc.	99,500	1,674,585
		1,674,585
Hotels, Restaurants & Leisure–1.64%
Darden Restaurants, Inc.	22,490	3,757,629
†Expedia Group, Inc.	31,640	3,461,100
		7,218,729
Household Durables–1.08%
†Mohawk Industries, Inc.	28,100	2,898,796
Newell Brands, Inc.	212,519	1,848,915
		4,747,711
Household Products–0.53%
Energizer Holdings, Inc.	69,190	2,323,400
		2,323,400
Industrial REITs–0.41%
Rexford Industrial Realty, Inc.	34,920	1,823,522
		1,823,522
Insurance–5.96%
†Arch Capital Group Ltd.	81,380	6,091,293
Globe Life, Inc.	25,770	2,824,907
Hartford Financial Services Group, Inc.	68,520	4,934,810
Loews Corp.	124,662	7,402,430
RenaissanceRe Holdings Ltd.	7,780	1,451,126
W R Berkley Corp.	58,472	3,482,592
		26,187,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–1.10%
†IAC, Inc.	76,768	$ 4,821,030
		4,821,030
IT Services–0.89%
†GoDaddy, Inc. Class A	52,230	3,924,040
		3,924,040
Machinery–8.41%
Dover Corp.	30,810	4,549,097
IDEX Corp.	18,750	4,036,125
ITT, Inc.	58,360	5,439,736
Lincoln Electric Holdings, Inc.	30,580	6,074,105
†Middleby Corp.	36,723	5,428,761
Snap-on, Inc.	24,760	7,135,584
Timken Co.	46,870	4,290,011
		36,953,419
Media–1.01%
†Liberty Media Corp.-Liberty SiriusXM Class C	135,094	4,421,627
		4,421,627
Metals & Mining–0.38%
Freeport-McMoRan, Inc.	41,920	1,676,800
		1,676,800
Multi-Utilities–3.50%
CMS Energy Corp.	117,920	6,927,800
Sempra Energy	10,680	1,554,901
WEC Energy Group, Inc.	78,080	6,889,779
		15,372,480
Office REITs–0.56%
Boston Properties, Inc.	42,480	2,446,423
		2,446,423
Oil, Gas & Consumable Fuels–2.67%
Coterra Energy, Inc.	126,837	3,208,976
Diamondback Energy, Inc.	18,970	2,491,899
Williams Cos., Inc.	185,540	6,054,171
		11,755,046
Passenger Airlines–0.48%
Southwest Airlines Co.	58,620	2,122,630
		2,122,630
Pharmaceuticals–0.80%
†Jazz Pharmaceuticals PLC	28,300	3,508,351
		3,508,351
Real Estate Management & Development–0.92%
†CBRE Group, Inc. Class A	50,170	4,049,221
		4,049,221

LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–3.12%
American Homes 4 Rent Class A	110,910	$ 3,931,760
AvalonBay Communities, Inc.	19,440	3,679,409
Essex Property Trust, Inc.	8,640	2,024,352
Mid-America Apartment Communities, Inc.	14,913	2,264,688
Sun Communities, Inc.	13,800	1,800,348
		13,700,557
Retail REITs–2.31%
Brixmor Property Group, Inc.	123,610	2,719,420
Federal Realty Investment Trust	19,770	1,913,143
Kimco Realty Corp.	159,839	3,152,025
Regency Centers Corp.	38,320	2,367,026
		10,151,614
Semiconductors & Semiconductor Equipment–0.20%
Microchip Technology, Inc.	9,950	891,421
		891,421
Specialized REITs–1.92%
Rayonier, Inc.	125,465	3,939,601
Weyerhaeuser Co.	134,290	4,500,058
		8,439,659
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.32%
†AutoZone, Inc.	1,888	$ 4,707,464
Bath & Body Works, Inc.	77,490	2,905,875
Best Buy Co., Inc.	31,550	2,585,522
		10,198,861
Textiles, Apparel & Luxury Goods–2.93%
Carter's, Inc.	48,790	3,542,154
Ralph Lauren Corp.	36,940	4,554,702
Tapestry, Inc.	111,590	4,776,052
		12,872,908
Total Common Stock (Cost $273,517,228)		424,073,452

MONEY MARKET FUND–3.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	13,182,853	13,182,853
Total Money Market Fund (Cost $13,182,853)		13,182,853

TOTAL INVESTMENTS–99.49% (Cost $286,700,081)	437,256,305
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	2,240,858
NET ASSETS APPLICABLE TO 45,313,963 SHARES OUTSTANDING–100.00%	$439,497,163
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($439,232,198 / 45,286,629 Shares)	$9.699
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($264,965 / 27,334 Shares)	$9.693
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$287,357,720
Distributable earnings/(accumulated loss)	152,139,443
TOTAL NET ASSETS	$439,497,163

† Non-income producing.
★ Includes $12,715 payable for fund shares redeemed, $53,770 other accrued expenses payable and $239,938 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,838,368
Dividends from affiliated investments	109,877
Income from securities lending	7
4,948,252
EXPENSES:
Management fees	1,415,922
Shareholder servicing fees	130,675
Professional fees	33,872
Reports and statements to shareholders	16,701
Accounting and administration expenses	14,532
Custodian fees	13,395
Trustees’ fees and expenses	10,398
Pricing fees	1,504
Consulting fees	602
Distribution fees-Service Class	22
Other	15,123
1,652,746
Less:
Management fees waived	(5,311)
Total operating expenses	1,647,435
NET INVESTMENT INCOME	3,300,817
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,757,049
Net change in unrealized appreciation (depreciation) of investments	11,510,119
NET REALIZED AND UNREALIZED GAIN	13,267,168
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,567,985
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,300,817	$ 5,607,000
Net realized gain	1,757,049	36,740,000
Net change in unrealized appreciation (depreciation)	11,510,119	(84,881,000)
Net increase (decrease) in net assets resulting from operations	16,567,985	(42,534,000)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(44,063,939)	(72,315,000)
	(44,063,939)	(72,315,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,863,961	85,650,000
Service Class	259,290	—
Reinvestment of dividends and distributions:
Standard Class	44,063,939	72,315,000
	65,187,190	157,965,000
Cost of shares redeemed:
Standard Class	(46,363,172)	(123,984,000)
Service Class	(901)	—
	(46,364,073)	(123,984,000)
Increase in net assets derived from capital share transactions	18,823,117	33,981,000
NET DECREASE IN NET ASSETS	(8,672,837)	(80,868,000)
NET ASSETS:
Beginning of period	448,170,000	529,038,000
End of period	$439,497,163	$ 448,170,000
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 10.430	$ 13.34	$ 10.89	$ 11.81	$ 10.16	$ 11.83
Income (loss) from investment operations:
Net investment income[3]	0.072	0.13	0.11	0.12	0.15	0.17
Net realized and unrealized gain (loss)	0.253	(1.14)	3.11	(0.28)	2.47	(1.54)
Total from investment operations	0.325	(1.01)	3.22	(0.16)	2.62	(1.37)
Less dividends and distributions from:
Net investment income	(0.134)	(0.12)	(0.12)	(0.15)	(0.19)	(0.11)
Net realized gain	(0.922)	(1.78)	(0.65)	(0.61)	(0.78)	(0.19)
Total dividends and distributions	(1.056)	(1.90)	(0.77)	(0.76)	(0.97)	(0.30)
Net asset value, end of period	$ 9.699	$ 10.43	$ 13.34	$ 10.89	$ 11.81	$ 10.16
Total return[4]	3.82%	(8.16%)	29.88%	0.37%	26.76%	(11.84%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$439,232	$448,170	$529,038	$447,529	$494,297	$ 445,963
Ratio of expenses to average net assets	0.76%	0.77%	0.76%	0.76%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.77%	0.76%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	1.51%	1.19%	0.86%	1.20%	1.31%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51% [5]	1.19%	0.86%	1.19%	1.30%	1.42%
Portfolio turnover	6%	22%	22%	20%	10%	13%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Waiver amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP JPMorgan Mid Cap Value Fund Service Class
5/1/23 [1] to
6/30/23 (unaudited)
Net asset value, beginning of period	$ 9.310
Income from investment operations:
Net investment income[2]	0.084
Net realized and unrealized gain	0.299
Total from investment operations	0.383
Less dividends and distributions from:
Total dividends and distributions	—
Net asset value, end of period	$ 9.693
Total return[3]	4.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 265
Ratio of expenses to average net assets	0.99%
Ratio of net investment income (loss) to average net assets	5.75%
Portfolio turnover	6%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares shown is that of the Predecessor Fund’s Standard Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2023, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2023, management fees were paid by the Predecessor Fund to J.P. Morgan Investment Management Inc. (“JPMIM”), in the amount of $953,844.
Effective May 1, 2023, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
Prior to May 1, 2023, JPMIM had contractually agreed to waive fees and/or reimburse the Predecessor Fund to the extent that total annual operating expenses of the Predecessor Fund (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceeded 0.90% of the Predecessor Fund's average daily net assets.
Prior to May 1, 2023, JPMIM and JPMorgan Distribution Services, Inc. ("JPMDS") had contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from one or more money market funds advised by the Predecessor Adviser ("affiliated money market fund") on the Predecessor Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral.
The amount of these waivers resulting from investments in these money market funds for the period ended April 30, 2023 was $5,311.
Prior to May 1, 2023, JPMIM voluntarily agreed to reimburse the Predecessor Fund for Trustee Fees paid to one of the Predecessor Fund's interested Trustees. The amount of this reimbursement was $546.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$3,470
Legal	461
Prior to May 1, 2023, the Predecessor Fund paid custody and accounting fees to JP Morgan Chase Bank, N.A. ("JPMCB") in the amount of $9,635 which are included in Custodian fees on the Statement of Operations.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), provided certain administration services to the Predecessor Fund. For these services, JPMIM's fees were calculated daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Predecessor Fund's average daily net assets, plus 0.050% of the Predecessor Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Predecessor Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Predecessor Fund's average daily net assets in excess of $25 billion.
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,128 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$228,591
Distribution fees payable to LFD	20
Printing and mailing fees payable to Lincoln Life	1,128
Shareholder servicing fees payable to Lincoln Life	10,199
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Fund's distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan U.S. Government Money Market Fund Class IM Shares	$ —	$ 450,720	$ 450,720	$—	$—	$—	$—	—	$ 7*	$—
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	10,078,401	17,431,307	27,509,708	—	—	—	—	—	109,877	—
Total	$10,078,401	$17,882,027	$27,960,428	$—	$—	$—	$—		$109,884	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
* Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank's fee).
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$11,664,121
Sales	28,213,501
LVIP JPMorgan Mid Cap Value Fund-11

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$286,700,081
Aggregate unrealized appreciation of investments	$160,279,356
Aggregate unrealized depreciation of investments	(9,723,132)
Net unrealized appreciation of investments	$150,556,224
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$424,073,452	$—	$—	$424,073,452
Money Market Fund	13,182,853	—	—	13,182,853
Total Investments	$437,256,305	$—	$—	$437,256,305
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund-12

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,064,934	7,172,000
Service Class	27,429	—
Shares reinvested:
Standard Class	4,858,207	6,671,000
Service Class	—	—
	6,950,570	13,843,000
Shares redeemed:
Standard Class	(4,590,954)	(10,537,000)
Service Class	(95)	—
	(4,591,049)	(10,537,000)
Net increase	2,359,521	3,306,000
5. Securities Lending
Prior to May 1, 2023, the Predecessor Fund was authorized to engage in securities lending. Citibank N.A. (“Citibank”) served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Predecessor Fund retained the interest earned on cash collateral investments but was required to pay the borrower a rebate for the use of cash collateral.
The net income earned on the securities lending (after payment of rebates and Citibank's fee) is included on the Statement of Operations as Income from securities lending (net). The Predecessor Fund also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which were recorded as Dividend or Interest income, respectively on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), the Predecessor Adviser, voluntarily waived investment advisory fees charged to the Predecessor Fund associated with the Predecessor Fund's investment in the JPMorgan U.S. Government Money Market Fund in the amount of $1.
The above waiver was included in the determination of earnings on cash collateral investment and in the calculation of Citibank's compensation and is included on the Statement of Operations as income from securities lending (net).
As of May 1, 2023, the fund no longer participates in securities lending.
6. Line of Credit
Prior to May 1, 2023, the Predecessor Fund, along with certain other funds in the JPMorgan Insurance Trust ("Borrowers"), was a participant in  a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion ("Credit Facility") with various lenders and the Bank of New York Mellon, as administrative  agent for the lenders.  This Credit Facility provided a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  The annual commitment fee to maintain the Credit Facility was 0.15% on the unused portion of the Credit Facility and was allocated to all participating portfolios pro rata based on their respective net assets. The Predecessor Fund did not utilize the Credit Facility during the period ending April 30, 2023.
7. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP JPMorgan Mid Cap Value Fund-13

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Change in Independent Registered Public Accounting Firm
Effective, May 1, 2023, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed PricewaterhouseCoopers LLP (“PwC”) as the Funds' independent registered public accounting firm for the fiscal year ended December 31, 2023.  The dismissal of PwC is the result of, and effective as of the completion of, the acquisition by each Fund of a corresponding series of the JPMorgan Insurance Trust, in each of which transactions the JPMorgan Insurance Trust series is the accounting survivor, The Audit Committee of the Trust's Board of Trustees participated in and approved the decision to engage Tait, Weller and Baker LLP (“TW”) as the independent registered public accounting firm for the fiscal year ended December 31, 2023. The selection of TW does not reflect any disagreements with or dissatisfaction by either Trust or the relevant Board with the performance of the Funds' prior independent registered public accounting firm, PwC.
10. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-14

LVIP JPMorgan Mid Cap Value Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 6-7, 2022 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation ("LFI") and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with J.P. Morgan Investment Management Inc. (“JPM”) for four new series of the Trust (each a “Fund” and collectively the “Funds”).  The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by JPM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies. The Board considered that the Transaction was expected to take place in the second quarter of 2023.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and JPM prior to and during the meeting. Among other information, LFI, Lincoln Life and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of JPM. The Board noted that LFI and JPM provided services to other funds in the Trust and that the Board reviewed extensive information provided by LFI and JPM in connection with the 2022 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2022 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and JPM to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance. The Board considered LFI’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds. The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.
Performance. The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to JPM. The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee.  The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard and Service class of each Fund through at least April 30, 2025 (i.e., two years from the closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI. The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by JPM.
The Board noted that the proposed investment management fee for the LVIP JPMorgan Mid Cap Value Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2025 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2025 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.
Profitability. The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable. The Board also considered that LFI or an affiliate would bear the costs associated with the Transaction.
LVIP JPMorgan Mid Cap Value Fund-15

LVIP JPMorgan Mid Cap Value Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
Fallout Benefits.  Because of its relationship with each Fund, LFI and its affiliates may receive certain benefits. The Board considered materials provided during the 2022 contract renewal process as to any such benefits to LFI and its affiliates. Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) are expected to receive 12b-1 fees, which will be paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which will be the principal underwriter and distributor for Funds. Lincoln Life will serve as the administrator for the Funds for which it will be separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LFI and JPM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by JPM under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board considered that JPM currently serves as investment adviser to the Acquired Funds. The Board concluded that the services to be provided by JPM were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the LVIP Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended September 30, 2022 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedules were negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board concluded that the proposed subadvisory fee for each Fund was reasonable.
Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board noted management’s representation that any additional benefits JPM expects to receive were consistent with those JPM identified in connection with the 2022 15(c) process. The Board further noted JPM’s statement at that time that it was not aware of other direct or indirect benefits that it expected to receive from its relationship to the Funds other than the receipt of subadvisory fees.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the Program). The Program is overseen by the Liquidity Committee (the Committee), a committee comprised of representatives of LFI, the Funds’ investment adviser. The Funds’ Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.
The Funds were not operational as of December 31, 2022 and therefore were not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Funds will be included in the next annual report of the Committee, which will cover the period of January 1, 2023 through December 31, 2023.
Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Mid Cap Value Fund-16

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan Retirement Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,064.50	0.38%	$1.95
Service Class Shares	1,000.00	1,063.20	0.63%	3.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.17%
Equity Funds	25.83%
Fixed Income Funds	53.89%
International Equity Funds	11.62%
Money Market Fund	7.83%
U.S. Treasury Obligation	0.33%
Total Investments	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Net Assets	100.00%
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.17%
Equity Funds–25.83%
JPMorgan BetaBuilders MSCI US REIT ETF	5,140	$ 433,970
JPMorgan BetaBuilders US Mid Cap Equity ETF	73,137	5,797,577
✧JPMorgan Equity Index Fund	456,546	30,483,602
JPMorgan Realty Income ETF	29,529	1,251,324
✧JPMorgan Small Cap Equity Fund	43,985	2,348,795
✧JPMorgan Small Cap Growth Fund	68,389	1,349,305
✧JPMorgan Small Cap Value Fund	51,694	1,283,566
✧JPMorgan U.S. Equity Fund	524,808	10,469,915
		53,418,054
Fixed Income Funds–53.89%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	45,986	2,051,435
✧JPMorgan Core Bond Fund	8,090,288	82,520,939
✧JPMorgan High Yield Fund	3,123,885	19,336,849
JPMorgan Inflation Managed Bond ETF	163,644	7,557,080
		111,466,303
International Equity Funds–11.62%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	35,926	1,308,425
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧JPMorgan Emerging Markets Equity Fund	88,608	$ 2,652,038
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	169,090	2,622,587
✧JPMorgan International Equity Fund	370,598	6,867,177
JPMorgan International Research Enhanced Equity ETF	185,372	10,590,302
		24,040,529
Money Market Fund–7.83%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 5.35%)	16,183,205	16,186,442
		16,186,442
Total Investment Companies (Cost $193,459,342)		205,111,328

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–0.33%
U.S. Treasury Notes 0.88% 1/31/24	693,000	675,107
Total U.S. Treasury Obligation (Cost $678,544)		675,107

TOTAL INVESTMENTS–99.50% (Cost $194,137,886)	205,786,435
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	1,037,430
NET ASSETS APPLICABLE TO 17,430,091 SHARES OUTSTANDING–100.00%	$206,823,865
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($175,367,854 / 14,774,235 Shares)	$11.870
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($31,456,011 / 2,655,856 Shares)	$11.844
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$204,096,032
Distributable earnings/(accumulated loss)	2,727,833
TOTAL NET ASSETS	$206,823,865

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
★ Includes $4,673 expense reimbursement receivable from Lincoln Financial Investments Corporation, $581,144 variation margin due from broker on futures contracts, $1,690,687 payable for securities purchased, $14,476 payable for fund shares redeemed, $68 foreign currencies due to custodian, $70,496 other accrued expenses payable and $61,996 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
31	U.S. Treasury 10 yr Notes	$ 3,480,234	$ 3,509,268	9/20/23	$ —	$ (29,034)
Equity Contracts:
39	E-mini MSCI EAFE Index	4,203,225	4,171,521	9/15/23	31,704	—
(61)	E-mini MSCI Emerging Markets Index	(3,043,595)	(3,078,616)	9/15/23	35,021	—
(12)	E-mini S&P 500 Index	(2,692,950)	(2,609,585)	9/15/23	—	(83,365)
(11)	Euro STOXX 50 Index	(531,382)	(522,547)	9/15/23	—	(8,835)
					66,725	(92,200)
Total Futures Contracts					$66,725	$(121,234)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,984,813
Interest	21,614
3,006,427
EXPENSES:
Management fees	762,134
Distribution fees-Service Class	45,981
Accounting and administration expenses	35,555
Shareholder servicing fees	29,469
Professional fees	28,262
Custodian fees	6,230
Reports and statements to shareholders	5,002
Trustees’ fees and expenses	3,578
Pricing fees	1,458
Consulting fees	1,221
Other	2,962
921,852
Less:
Management fees waived	(457,281)
Expenses reimbursed	(32,442)
Total operating expenses	432,129
NET INVESTMENT INCOME	2,574,298
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(42,082)
Foreign currencies	702
Futures contracts	(157,630)
Net realized loss	(199,010)
Net change in unrealized appreciation (depreciation) of:
Investments	10,557,598
Foreign currencies	6,301
Futures contracts	(197,310)
Net change in unrealized appreciation (depreciation)	10,366,589
NET REALIZED AND UNREALIZED GAIN	10,167,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,741,877
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,574,298	$ 4,953,485
Net realized loss	(199,010)	(10,862,337)
Net change in unrealized appreciation (depreciation)	10,366,589	(25,056,442)
Net increase (decrease) in net assets resulting from operations	12,741,877	(30,965,294)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,715,790)
Service Class	—	(2,733,844)
	—	(10,449,634)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,037,453	3,822,349
Service Class	2,556,040	5,852,962
Net assets from merger:*
Standard Class	—	17,607,053
Service Class	—	5,462,960
Reinvestment of dividends and distributions:
Standard Class	—	7,715,790
Service Class	—	2,733,844
	31,593,493	43,194,958
Cost of shares redeemed:
Standard Class	(10,038,670)	(22,762,007)
Service Class	(29,168,264)	(9,956,913)
	(39,206,934)	(32,718,920)
Increase (decrease) in net assets derived from capital share transactions	(7,613,441)	10,476,038
NET INCREASE (DECREASE) IN NET ASSETS	5,128,436	(30,938,890)
NET ASSETS:
Beginning of period	201,695,429	232,634,319
End of period	$206,823,865	$201,695,429

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.151	$ 13.564	$ 13.267	$ 12.562	$ 11.370	$ 14.163
Income (loss) from investment operations:
Net investment income[2]	0.148	0.291	0.245	0.256	0.330	0.310
Net realized and unrealized gain (loss)	0.571	(2.107)	0.532	0.928	1.254	(0.862)
Total from investment operations	0.719	(1.816)	0.777	1.184	1.584	(0.552)
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.312)	(0.328)	(0.392)	(0.349)
Net realized gain	—	(0.356)	(0.168)	(0.151)	—	(1.892)
Total dividends and distributions	—	(0.597)	(0.480)	(0.479)	(0.392)	(2.241)
Net asset value, end of period	$ 11.870	$ 11.151	$ 13.564	$ 13.267	$ 12.562	$ 11.370
Total return[3]	6.45%	(13.33%)	5.87%	9.48%	13.93%	(4.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$175,368	$ 146,449	$170,271	$179,898	$183,336	$182,539
Ratio of expenses to average net assets[4]	0.38%	0.41%	0.52%	0.50%	0.47%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.86%	0.87%	0.87%	0.89%	0.88%	0.87%
Ratio of net investment income to average net assets	2.58% [5]	2.42%	1.80%	2.03%	2.69%	2.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.10% [5]	1.96%	1.45%	1.64%	2.28%	1.90%
Portfolio turnover	11%	70%	51%	44%	35%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.140	$ 13.552	$ 13.256	$ 12.554	$ 11.367	$ 14.161
Income (loss) from investment operations:
Net investment income[2]	0.134	0.260	0.211	0.224	0.300	0.275
Net realized and unrealized gain (loss)	0.570	(2.105)	0.531	0.925	1.250	(0.859)
Total from investment operations	0.704	(1.845)	0.742	1.149	1.550	(0.584)
Less dividends and distributions from:
Net investment income	—	(0.211)	(0.278)	(0.296)	(0.363)	(0.318)
Net realized gain	—	(0.356)	(0.168)	(0.151)	—	(1.892)
Total dividends and distributions	—	(0.567)	(0.446)	(0.447)	(0.363)	(2.210)
Net asset value, end of period	$ 11.844	$ 11.140	$ 13.552	$ 13.256	$ 12.554	$ 11.367
Total return[3]	6.32%	(13.55%)	5.60%	9.21%	13.64%	(4.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 31,456	$ 55,246	$62,363	$59,776	$ 56,258	$ 42,968
Ratio of expenses to average net assets[4]	0.63%	0.66%	0.77%	0.75%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.11%	1.12%	1.12%	1.14%	1.13%	1.12%
Ratio of net investment income to average net assets	2.33% [5]	2.17%	1.55%	1.78%	2.44%	2.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85% [5]	1.71%	1.20%	1.39%	2.03%	1.65%
Portfolio turnover	11%	70%	51%	44%	35%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities,
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The Waiver and/ or reimbursement is accrued daily and received monthly. This agreement will continue through at least June 10, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 148,631	$ 97,475	$ 91,834	$ 337,940
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$8,386
Legal	1,345
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Retirement Income Fund-9

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,311 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 4,673
Management fees payable to LFI	50,631
Distribution fees payable to LFD	6,391
Printing and mailing fees payable to Lincoln Life	80
Shareholder servicing fees payable to Lincoln Life	4,894
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$23,186,497
Sales	20,211,133
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$194,137,886
Aggregate unrealized appreciation of investments and derivatives	$ 16,927,527
Aggregate unrealized depreciation of investments and derivatives	(5,333,486)
Net unrealized appreciation of investments and derivatives	$ 11,594,041
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP JPMorgan Retirement Income Fund-10

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$205,111,328	$ —	$—	$205,111,328
U.S. Treasury Obligation	—	675,107	—	675,107
Total Investments	$205,111,328	$675,107	$—	$205,786,435
Derivatives:

Assets:
Futures Contracts	$ 66,725	$—	$—	$ 66,725
Liabilities:
Futures Contracts	$(121,234)	$—	$—	$(121,234)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	2,507,315	316,176
Service Class	220,111	478,481
Shares reinvested:
Standard Class	—	692,495
Service Class	—	245,836
Shares from merger:
Standard Class	—	1,477,474
Service Class	—	459,342
	2,727,426	3,669,804
Shares redeemed:
Standard Class	(866,895)	(1,905,373)
Service Class	(2,523,385)	(826,373)
	(3,390,280)	(2,731,746)
Net increase (decrease)	(662,854)	938,058
LVIP JPMorgan Retirement Income Fund-11

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
5.  Fund Merger
As of the close of business on June 10, 2022, the Fund acquired all of the assets and liabilities of the LVIP T. Rowe Price 2010 Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP JPMorgan Retirement Income Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	2,121,319	Standard Class	1,477,474	$17,607,053	0.696
Acquired Fund - Service Class	658,987	Service Class	459,342	5,462,960	0.697
The net assets of the Acquiring Fund before the acquisition were $197,169,628. The net assets of the Acquiring Fund immediately following the acquisition were $ 220,239,640.
If the acquisition had been completed on January 1, 2022, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended June 30, 2023, would have been as follows (unaudited):
Net investment income (loss)	$ 4,981,876(a)
Net realized gain (loss)	(9,260,998) (b)
Net change in unrealized appreciation (depreciation)	(18,154,819) (c)
Net decrease in net assets resulting from operations	$(22,433,941)

(a)	$4,953,485, as reported in the Statements of Changes in Net Assets, plus $28,391 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$(10,862,337), as reported in the Statements of Changes in Net Assets, plus $1,601,339 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$(25,056,442), as reported in the Statements of Changes in Net Assets, plus $6,901,623 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since June 13, 2022.
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP JPMorgan Retirement Income Fund-12

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$66,725	Receivables and other assets net of liabilities	$ (92,200)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(29,034)
Total		$66,725		$(121,234)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(157,630)	$(168,276)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	—	(29,034)
Total		$(157,630)	$(197,310)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,184,354	$6,488,487
8. Risk Factors
Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP JPMorgan Retirement Income Fund-13

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-14

LVIP JPMorgan Retirement Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Retirement Income Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,050.10	0.78%	$3.96
Service Class Shares	1,000.00	1,048.80	1.03%	5.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.78%	$3.91
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.30%
Aerospace & Defense	0.15%
Air Freight & Logistics	0.18%
Automobile Components	0.05%
Banks	5.65%
Beverages	1.20%
Biotechnology	1.01%
Broadline Retail	0.10%
Building Products	2.02%
Capital Markets	6.00%
Chemicals	1.59%
Commercial Services & Supplies	0.27%
Communications Equipment	0.63%
Construction & Engineering	0.29%
Construction Materials	1.01%
Consumer Finance	0.79%
Consumer Staples Distribution & Retail	1.43%
Containers & Packaging	2.10%
Distributors	1.42%
Diversified Consumer Services	0.13%
Diversified REITs	0.42%
Diversified Telecommunication Services	0.06%
Electric Utilities	2.78%
Electrical Equipment	2.79%
Electronic Equipment, Instruments & Components	3.34%
Energy Equipment & Services	0.23%
Entertainment	0.92%
Financial Services	2.00%
Food Products	1.03%
Gas Utilities	0.41%
Ground Transportation	0.29%
Health Care Equipment & Supplies	1.97%
Health Care Providers & Services	4.60%
Health Care REITs	0.26%
Hotel & Resort REITs	0.26%
Hotels, Restaurants & Leisure	1.80%
Household Durables	1.21%
Household Products	0.59%
Independent Power and Renewable Electricity Producers	0.28%
Industrial Conglomerates	0.15%
Industrial REITs	0.47%
Insurance	5.06%
Interactive Media & Services	1.06%
IT Services	0.93%
Leisure Products	0.08%
Security Type/Sector	Percentage of Net Assets
Life Sciences Tools & Services	0.67%
Machinery	6.42%
Media	1.18%
Metals & Mining	0.74%
Mortgage Real Estate Investment Trusts (REITs)	0.03%
Multi-Utilities	2.74%
Office REITs	0.44%
Oil, Gas & Consumable Fuels	3.29%
Paper & Forest Products	0.10%
Passenger Airlines	0.65%
Pharmaceuticals	1.11%
Professional Services	0.53%
Real Estate Management & Development	0.79%
Residential REITs	2.24%
Retail REITs	1.63%
Semiconductors & Semiconductor Equipment	1.18%
Software	1.54%
Specialized REITs	2.14%
Specialty Retail	2.27%
Technology Hardware, Storage & Peripherals	0.53%
Textiles, Apparel & Luxury Goods	2.13%
Tobacco	0.25%
Trading Companies & Distributors	0.65%
Water Utilities	0.04%
Money Market Fund	7.06%
Total Investments	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Ameriprise Financial, Inc.	2.36%
Arch Capital Group Ltd.	1.16%
Xcel Energy, Inc.	1.16%
CMS Energy Corp.	1.12%
AmerisourceBergen Corp.	1.09%
Loews Corp.	1.07%
WEC Energy Group, Inc.	1.04%
M&T Bank Corp.	1.03%
Snap-on, Inc.	1.03%
Hubbell, Inc.	1.03%
Total	12.09%

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.30%
Aerospace & Defense–0.15%
Lockheed Martin Corp.	792	$ 364,621
Raytheon Technologies Corp.	4,699	460,314
Textron, Inc.	1,121	75,813
		900,748
Air Freight & Logistics–0.18%
CH Robinson Worldwide, Inc.	1,552	146,431
Expeditors International of Washington, Inc.	3,276	396,822
FedEx Corp.	2,178	539,926
		1,083,179
Automobile Components–0.05%
†Aptiv PLC	2,667	272,274
		272,274
Banks–5.65%
Bank of America Corp.	60,919	1,747,766
Citigroup, Inc.	11,808	543,640
Citizens Financial Group, Inc.	133,294	3,476,307
East West Bancorp, Inc.	3,706	195,640
Fifth Third Bancorp	163,202	4,277,524
First Citizens BancShares, Inc. Class A	3,204	4,112,174
FNB Corp.	8,534	97,629
Huntington Bancshares, Inc.	431,244	4,648,810
M&T Bank Corp.	49,105	6,077,235
Pinnacle Financial Partners, Inc.	1,207	68,377
Popular, Inc.	10,701	647,625
Regions Financial Corp.	292,433	5,211,156
U.S. Bancorp	13,091	432,527
Webster Financial Corp.	1,411	53,265
Wells Fargo & Co.	34,950	1,491,666
Wintrust Financial Corp.	2,770	201,157
		33,282,498
Beverages–1.20%
Coca-Cola Co.	4,270	257,139
Constellation Brands, Inc. Class A	12,090	2,975,712
Keurig Dr Pepper, Inc.	86,402	2,701,791
PepsiCo, Inc.	5,995	1,110,394
		7,045,036
Biotechnology–1.01%
AbbVie, Inc.	5,309	715,282
†Alnylam Pharmaceuticals, Inc.	474	90,032
Amgen, Inc.	1,704	378,322
†Apellis Pharmaceuticals, Inc.	2,513	228,934
†BioMarin Pharmaceutical, Inc.	1,035	89,714
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exelixis, Inc.	1,810	$ 34,589
Gilead Sciences, Inc.	11,596	893,704
†Incyte Corp.	3,070	191,107
†Karuna Therapeutics, Inc.	948	205,574
†Mirati Therapeutics, Inc.	3,832	138,450
†Neurocrine Biosciences, Inc.	3,863	364,281
†Regeneron Pharmaceuticals, Inc.	1,377	989,430
†Sarepta Therapeutics, Inc.	8,146	932,880
†Ultragenyx Pharmaceutical, Inc.	3,188	147,062
†United Therapeutics Corp.	1,293	285,430
†Vertex Pharmaceuticals, Inc.	761	267,803
		5,952,594
Broadline Retail–0.10%
†Amazon.com, Inc.	2,332	304,000
eBay, Inc.	6,502	290,574
		594,574
Building Products–2.02%
†Builders FirstSource, Inc.	13,438	1,827,568
Carlisle Cos., Inc.	14,606	3,746,877
Fortune Brands Innovations, Inc.	66,137	4,758,557
Trane Technologies PLC	8,152	1,559,152
		11,892,154
Capital Markets–6.00%
Affiliated Managers Group, Inc.	2,916	437,079
Ameriprise Financial, Inc.	41,910	13,920,826
Cboe Global Markets, Inc.	5,546	765,403
Charles Schwab Corp.	12,594	713,828
CME Group, Inc.	3,954	732,637
Evercore, Inc. Class A	346	42,762
Interactive Brokers Group, Inc. Class A	3,427	284,681
Jefferies Financial Group, Inc.	6,080	201,674
KKR & Co., Inc.	5,943	332,808
LPL Financial Holdings, Inc.	2,912	633,156
Morgan Stanley	5,031	429,647
Morningstar, Inc.	818	160,385
MSCI, Inc.	1,522	714,259
Northern Trust Corp.	32,216	2,388,494
Raymond James Financial, Inc.	49,550	5,141,804
S&P Global, Inc.	2,736	1,096,835
State Street Corp.	60,828	4,451,393
Stifel Financial Corp.	1,552	92,608
T Rowe Price Group, Inc.	24,275	2,719,286
Virtu Financial, Inc. Class A	3,332	56,944
		35,316,509
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.59%
Albemarle Corp.	416	$ 92,805
†Axalta Coating Systems Ltd.	1,465	48,067
Celanese Corp.	16,742	1,938,724
CF Industries Holdings, Inc.	4,420	306,836
Chemours Co.	5,000	184,450
Corteva, Inc.	10,323	591,508
Eastman Chemical Co.	5,981	500,729
FMC Corp.	2,518	262,728
†Ginkgo Bioworks Holdings, Inc.	55,872	103,922
Huntsman Corp.	10,468	282,845
Linde PLC	2,423	923,357
RPM International, Inc.	45,267	4,061,808
Scotts Miracle-Gro Co.	1,465	91,841
		9,389,620
Commercial Services & Supplies–0.27%
Republic Services, Inc.	7,447	1,140,657
Waste Management, Inc.	2,546	441,527
		1,582,184
Communications Equipment–0.63%
†Ciena Corp.	6,119	259,996
Cisco Systems, Inc.	5,832	301,748
†Lumentum Holdings, Inc.	2,241	127,132
Motorola Solutions, Inc.	10,344	3,033,688
		3,722,564
Construction & Engineering–0.29%
MDU Resources Group, Inc.	9,739	203,935
Quanta Services, Inc.	3,942	774,406
†WillScot Mobile Mini Holdings Corp.	15,035	718,522
		1,696,863
Construction Materials–1.01%
Martin Marietta Materials, Inc.	12,913	5,961,803
		5,961,803
Consumer Finance–0.79%
Ally Financial, Inc.	1,032	27,874
American Express Co.	5,082	885,284
Discover Financial Services	30,817	3,600,967
OneMain Holdings, Inc.	1,923	84,016
SLM Corp.	2,454	40,049
		4,638,190
Consumer Staples Distribution & Retail–1.43%
Costco Wholesale Corp.	885	476,466
Kroger Co.	57,510	2,702,970
Target Corp.	2,340	308,646
†U.S. Foods Holding Corp.	101,372	4,460,368
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	3,142	$ 493,860
		8,442,310
Containers & Packaging–2.10%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	2,679	460,252
Ball Corp.	41,563	2,419,382
Berry Global Group, Inc.	18,072	1,162,752
Crown Holdings, Inc.	1,379	119,794
Graphic Packaging Holding Co.	16,264	390,824
Packaging Corp. of America	27,910	3,688,586
Silgan Holdings, Inc.	79,548	3,730,006
Sonoco Products Co.	5,550	327,561
		12,390,732
Distributors–1.42%
Genuine Parts Co.	17,703	2,995,879
LKQ Corp.	91,806	5,349,535
		8,345,414
Diversified Consumer Services–0.13%
†Grand Canyon Education, Inc.	2,245	231,706
H&R Block, Inc.	15,916	507,243
		738,949
Diversified REITs–0.42%
WP Carey, Inc.	36,821	2,487,627
		2,487,627
Diversified Telecommunication Services–0.06%
Verizon Communications, Inc.	9,498	353,231
		353,231
Electric Utilities–2.78%
Duke Energy Corp.	2,254	202,274
Edison International	42,736	2,968,015
Entergy Corp.	862	83,933
Exelon Corp.	9,610	391,512
NextEra Energy, Inc.	13,933	1,033,829
NRG Energy, Inc.	6,913	258,477
OGE Energy Corp.	3,943	141,593
†PG&E Corp.	250,199	4,323,439
PPL Corp.	4,416	116,847
Xcel Energy, Inc.	110,037	6,841,000
		16,360,919
Electrical Equipment–2.79%
Acuity Brands, Inc.	19,758	3,222,135
AMETEK, Inc.	33,018	5,344,954
Eaton Corp. PLC	3,655	735,021
Emerson Electric Co.	5,324	481,236

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell, Inc.	18,268	$ 6,056,938
nVent Electric PLC	10,878	562,066
		16,402,350
Electronic Equipment, Instruments & Components–3.34%
Amphenol Corp. Class A	53,657	4,558,162
†Arrow Electronics, Inc.	1,699	243,348
CDW Corp.	27,013	4,956,885
Corning, Inc.	6,596	231,124
Jabil, Inc.	37,633	4,061,730
†Keysight Technologies, Inc.	2,644	442,738
†Teledyne Technologies, Inc.	8,665	3,562,268
Vontier Corp.	19,628	632,218
†Zebra Technologies Corp. Class A	3,331	985,410
		19,673,883
Energy Equipment & Services–0.23%
Baker Hughes Co.	15,260	482,369
Halliburton Co.	11,955	394,395
Schlumberger NV	9,868	484,716
		1,361,480
Entertainment–0.92%
Electronic Arts, Inc.	2,907	377,038
†Netflix, Inc.	812	357,678
†Roku, Inc.	1,646	105,278
†Spotify Technology SA	2,860	459,173
†Take-Two Interactive Software, Inc.	22,576	3,322,284
†Walt Disney Co.	2,546	227,307
†Warner Bros Discovery, Inc.	43,015	539,408
		5,388,166
Financial Services–2.00%
Apollo Global Management, Inc.	4,149	318,685
†Berkshire Hathaway, Inc. Class B	5,391	1,838,331
Corebridge Financial, Inc.	2,960	52,274
Equitable Holdings, Inc.	11,233	305,088
Fidelity National Information Services, Inc.	9,671	529,004
†FleetCor Technologies, Inc.	13,178	3,308,732
Global Payments, Inc.	9,820	967,466
Mastercard, Inc. Class A	2,115	831,829
MGIC Investment Corp.	218,092	3,443,673
†Toast, Inc. Class A	3,055	68,951
Voya Financial, Inc.	1,567	112,370
		11,776,403
Food Products–1.03%
Archer-Daniels-Midland Co.	6,513	492,122
Bunge Ltd.	3,153	297,486
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Conagra Brands, Inc.	3,879	$ 130,800
Hershey Co.	2,735	682,929
Ingredion, Inc.	6,910	732,114
Kellogg Co.	1,875	126,375
Lamb Weston Holdings, Inc.	1,767	203,117
†Pilgrim's Pride Corp.	12,842	275,975
†Post Holdings, Inc.	27,233	2,359,739
Tyson Foods, Inc. Class A	15,471	789,640
		6,090,297
Gas Utilities–0.41%
National Fuel Gas Co.	46,954	2,411,557
		2,411,557
Ground Transportation–0.29%
CSX Corp.	20,227	689,741
Knight-Swift Transportation Holdings, Inc.	2,352	130,677
Landstar System, Inc.	1,000	192,540
Schneider National, Inc. Class B	5,604	160,947
†Uber Technologies, Inc.	9,821	423,972
†XPO Logistics, Inc.	1,465	86,435
		1,684,312
Health Care Equipment & Supplies–1.97%
†Align Technology, Inc.	3,590	1,269,567
†Boston Scientific Corp.	17,927	969,671
DENTSPLY SIRONA, Inc.	2,069	82,801
†Globus Medical, Inc. Class A	32,494	1,934,693
†Hologic, Inc.	8,012	648,732
†Inspire Medical Systems, Inc.	4,410	1,431,662
†Insulet Corp.	573	165,219
†Shockwave Medical, Inc.	1,826	521,159
†Tandem Diabetes Care, Inc.	4,679	114,823
Zimmer Biomet Holdings, Inc.	30,780	4,481,568
		11,619,895
Health Care Providers & Services–4.60%
†Agilon Health, Inc.	1,965	34,073
AmerisourceBergen Corp.	33,447	6,436,206
Cardinal Health, Inc.	5,359	506,801
†Centene Corp.	4,108	277,085
Cigna Group	1,838	515,743
†DaVita, Inc.	1,638	164,570
Elevance Health, Inc.	2,530	1,124,054
†Henry Schein, Inc.	70,651	5,729,796
Humana, Inc.	1,130	505,257
Laboratory Corp. of America Holdings	14,319	3,455,604
McKesson Corp.	4,836	2,066,471
†Molina Healthcare, Inc.	548	165,079
Premier, Inc. Class A	6,810	188,365

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	23,560	$ 3,311,593
†Tenet Healthcare Corp.	1,963	159,749
UnitedHealth Group, Inc.	617	296,555
Universal Health Services, Inc. Class B	13,472	2,125,477
		27,062,478
Health Care REITs–0.26%
Ventas, Inc.	32,881	1,554,285
		1,554,285
Hotel & Resort REITs–0.26%
Host Hotels & Resorts, Inc.	89,503	1,506,336
Park Hotels & Resorts, Inc.	1,809	23,191
		1,529,527
Hotels, Restaurants & Leisure–1.80%
†Booking Holdings, Inc.	82	221,427
†Chipotle Mexican Grill, Inc.	423	904,797
Darden Restaurants, Inc.	19,410	3,243,023
†DraftKings, Inc. Class A	7,760	206,183
†Expedia Group, Inc.	33,176	3,629,123
Hilton Worldwide Holdings, Inc.	3,010	438,106
MGM Resorts International	8,274	363,394
†Royal Caribbean Cruises Ltd.	4,072	422,429
Travel & Leisure Co.	7,801	314,692
Wyndham Hotels & Resorts, Inc.	4,051	277,777
Yum! Brands, Inc.	4,080	565,284
		10,586,235
Household Durables–1.21%
DR Horton, Inc.	4,654	566,345
†Mohawk Industries, Inc.	23,506	2,424,879
Newell Brands, Inc.	206,209	1,794,018
PulteGroup, Inc.	10,295	799,716
Tempur Sealy International, Inc.	1,379	55,257
Toll Brothers, Inc.	13,963	1,104,054
Whirlpool Corp.	2,557	380,456
		7,124,725
Household Products–0.59%
Energizer Holdings, Inc.	58,264	1,956,505
Procter & Gamble Co.	9,815	1,489,328
		3,445,833
Independent Power and Renewable Electricity Producers–0.28%
AES Corp.	43,569	903,185
Vistra Corp.	27,699	727,099
		1,630,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.15%
Honeywell International, Inc.	4,250	$ 881,875
		881,875
Industrial REITs–0.47%
First Industrial Realty Trust, Inc.	3,777	198,821
Prologis, Inc.	5,098	625,168
Rexford Industrial Realty, Inc.	36,846	1,924,098
		2,748,087
Insurance–5.06%
American Financial Group, Inc.	1,417	168,269
†Arch Capital Group Ltd.	91,409	6,841,964
Arthur J Gallagher & Co.	1,132	248,553
Assurant, Inc.	483	60,723
Brown & Brown, Inc.	5,593	385,022
Chubb Ltd.	3,049	587,115
Everest Re Group Ltd.	818	279,641
Fidelity National Financial, Inc.	2,668	96,048
Globe Life, Inc.	22,866	2,506,571
Hartford Financial Services Group, Inc.	67,199	4,839,672
Loews Corp.	106,009	6,294,814
MetLife, Inc.	9,661	546,136
Progressive Corp.	10,494	1,389,091
Reinsurance Group of America, Inc.	591	81,966
RenaissanceRe Holdings Ltd.	6,686	1,247,073
Travelers Cos., Inc.	2,885	501,009
Unum Group	11,227	535,528
W R Berkley Corp.	49,137	2,926,600
Willis Towers Watson PLC	969	228,200
		29,763,995
Interactive Media & Services–1.06%
†Alphabet, Inc. Class A	5,002	598,740
†Alphabet, Inc. Class C	5,505	665,940
†IAC, Inc.	65,346	4,103,729
†Meta Platforms, Inc. Class A	2,883	827,363
†Pinterest, Inc. Class A	1,810	49,485
		6,245,257
IT Services–0.93%
Amdocs Ltd.	7,266	718,244
†Globant SA	604	108,551
†GoDaddy, Inc. Class A	50,235	3,774,156
†MongoDB, Inc.	1,157	475,515
†Twilio, Inc. Class A	948	60,312
†VeriSign, Inc.	1,595	360,422
		5,497,200

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.08%
Brunswick Corp.	4,340	$ 376,018
†Mattel, Inc.	5,000	97,700
		473,718
Life Sciences Tools & Services–0.67%
†10X Genomics, Inc. Class A	258	14,407
Agilent Technologies, Inc.	14,884	1,789,801
†Azenta, Inc.	2,957	138,033
†Bio-Rad Laboratories, Inc. Class A	322	122,077
†Charles River Laboratories International, Inc.	379	79,685
†IQVIA Holdings, Inc.	2,501	562,150
†Maravai LifeSciences Holdings, Inc. Class A	3,103	38,570
†QIAGEN NV	2,586	116,448
†Repligen Corp.	86	12,165
Revvity, Inc.	689	81,846
Thermo Fisher Scientific, Inc.	1,694	883,844
†Waters Corp.	346	92,223
		3,931,249
Machinery–6.42%
Allison Transmission Holdings, Inc.	27,197	1,535,543
Crane Co.	3,768	335,804
Crane NXT Co.	3,768	212,666
Deere & Co.	945	382,905
Dover Corp.	26,040	3,844,806
IDEX Corp.	15,877	3,417,683
Ingersoll Rand, Inc.	5,440	355,558
ITT, Inc.	49,299	4,595,160
Lincoln Electric Holdings, Inc.	25,865	5,137,565
†Middleby Corp.	30,338	4,484,866
Otis Worldwide Corp.	4,856	432,233
PACCAR, Inc.	14,075	1,177,374
Parker-Hannifin Corp.	3,233	1,260,999
Snap-on, Inc.	21,047	6,065,535
Timken Co.	50,063	4,582,266
		37,820,963
Media–1.18%
Cable One, Inc.	226	148,500
†Charter Communications, Inc. Class A	1,242	456,274
Comcast Corp. Class A	34,084	1,416,190
Fox Corp. Class B	12,517	399,167
†Liberty Broadband Corp. Class C	557	44,621
†Liberty Media Corp.-Liberty SiriusXM Class C	120,939	3,958,334
News Corp. Class A	4,917	95,882
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Trade Desk, Inc. Class A	5,279	$ 407,644
		6,926,612
Metals & Mining–0.74%
Alcoa Corp.	2,499	84,791
Freeport-McMoRan, Inc.	59,733	2,389,320
Newmont Corp.	1,145	48,846
Nucor Corp.	1,672	274,175
Reliance Steel & Aluminum Co.	1,807	490,763
Steel Dynamics, Inc.	9,814	1,069,039
		4,356,934
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Annaly Capital Management, Inc.	4,111	82,261
Rithm Capital Corp.	9,077	84,870
		167,131
Multi-Utilities–2.74%
Ameren Corp.	1,638	133,775
CenterPoint Energy, Inc.	1,699	49,526
CMS Energy Corp.	112,281	6,596,509
Consolidated Edison, Inc.	5,294	478,578
DTE Energy Co.	1,841	202,547
Public Service Enterprise Group, Inc.	11,443	716,446
Sempra Energy	12,746	1,855,690
WEC Energy Group, Inc.	69,195	6,105,767
		16,138,838
Office REITs–0.44%
Alexandria Real Estate Equities, Inc.	2,569	291,556
Boston Properties, Inc.	37,889	2,182,028
Cousins Properties, Inc.	1,201	27,383
Highwoods Properties, Inc.	2,239	53,534
Kilroy Realty Corp.	903	27,171
		2,581,672
Oil, Gas & Consumable Fuels–3.29%
APA Corp.	7,890	269,601
Cheniere Energy, Inc.	8,752	1,333,455
Chevron Corp.	4,241	667,321
ConocoPhillips	9,686	1,003,566
Coterra Energy, Inc.	118,438	2,996,481
Devon Energy Corp.	6,411	309,908
Diamondback Energy, Inc.	21,134	2,776,162
EOG Resources, Inc.	7,208	824,884
Exxon Mobil Corp.	12,670	1,358,858
Marathon Oil Corp.	13,851	318,850
Marathon Petroleum Corp.	3,879	452,291
PDC Energy, Inc.	2,071	147,331
Phillips 66	3,131	298,635

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	1,465	$ 303,519
Range Resources Corp.	10,340	303,996
Targa Resources Corp.	3,537	269,166
Valero Energy Corp.	543	63,694
Williams Cos., Inc.	174,673	5,699,580
		19,397,298
Paper & Forest Products–0.10%
Louisiana-Pacific Corp.	7,776	583,045
		583,045
Passenger Airlines–0.65%
†Alaska Air Group, Inc.	3,017	160,444
†Delta Air Lines, Inc.	39,918	1,897,702
Southwest Airlines Co.	49,085	1,777,368
		3,835,514
Pharmaceuticals–1.11%
Bristol-Myers Squibb Co.	5,986	382,805
Eli Lilly & Co.	1,201	563,245
†Jazz Pharmaceuticals PLC	26,839	3,327,231
Johnson & Johnson	6,284	1,040,128
Merck & Co., Inc.	6,632	765,266
Pfizer, Inc.	10,535	386,424
Viatris, Inc.	7,929	79,131
		6,544,230
Professional Services–0.53%
Booz Allen Hamilton Holding Corp.	3,686	411,358
KBR, Inc.	27,989	1,820,964
Leidos Holdings, Inc.	1,206	106,707
ManpowerGroup, Inc.	2,542	201,835
TransUnion	7,142	559,433
		3,100,297
Real Estate Management & Development–0.79%
†CBRE Group, Inc. Class A	52,373	4,227,025
†Jones Lang LaSalle, Inc.	2,682	417,855
		4,644,880
Residential REITs–2.24%
American Homes 4 Rent Class A	106,026	3,758,622
AvalonBay Communities, Inc.	17,994	3,405,724
Camden Property Trust	961	104,624
Equity Residential	653	43,078
Essex Property Trust, Inc.	8,110	1,900,173
Mid-America Apartment Communities, Inc.	12,638	1,919,207
Sun Communities, Inc.	13,964	1,821,743
UDR, Inc.	5,209	223,779
		13,176,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–1.63%
Agree Realty Corp.	809	$ 52,900
Brixmor Property Group, Inc.	131,583	2,894,826
Federal Realty Investment Trust	16,843	1,629,897
Kimco Realty Corp.	136,083	2,683,557
Realty Income Corp.	1,559	93,213
Regency Centers Corp.	34,370	2,123,035
Simon Property Group, Inc.	1,131	130,608
		9,608,036
Semiconductors & Semiconductor Equipment–1.18%
†Advanced Micro Devices, Inc.	3,670	418,050
ASML Holding NV	479	347,155
†Enphase Energy, Inc.	333	55,771
Lam Research Corp.	2,483	1,596,221
Marvell Technology, Inc.	8,446	504,902
Microchip Technology, Inc.	13,798	1,236,163
NXP Semiconductors NV	2,650	542,402
†ON Semiconductor Corp.	2,512	237,585
†Qorvo, Inc.	2,194	223,854
QUALCOMM, Inc.	3,862	459,732
Skyworks Solutions, Inc.	2,445	270,637
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,190	422,855
Teradyne, Inc.	3,440	382,975
†Wolfspeed, Inc.	4,458	247,820
		6,946,122
Software–1.54%
†Black Knight, Inc.	1,605	95,867
†Cadence Design Systems, Inc.	5,599	1,313,077
†Confluent, Inc. Class A	4,643	163,944
†Crowdstrike Holdings, Inc. Class A	346	50,817
†Elastic NV	1,638	105,029
†Five9, Inc.	4,134	340,848
†Freshworks, Inc. Class A	6,810	119,720
†HubSpot, Inc.	862	458,662
Intuit, Inc.	853	390,836
Microsoft Corp.	3,372	1,148,301
†New Relic, Inc.	3,120	204,173
†Nutanix, Inc. Class A	2,066	57,951
Oracle Corp.	5,955	709,181
†Palantir Technologies, Inc. Class A	10,185	156,136
†Palo Alto Networks, Inc.	2,197	561,355
†SentinelOne, Inc. Class A	8,280	125,028
†Smartsheet, Inc. Class A	15,515	593,604
†Synopsys, Inc.	3,937	1,714,209
†Teradata Corp.	4,051	216,364
†Workday, Inc. Class A	1,838	415,186

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zscaler, Inc.	846	$ 123,770
		9,064,058
Specialized REITs–2.14%
Digital Realty Trust, Inc.	3,398	386,930
Equinix, Inc.	565	442,926
Gaming & Leisure Properties, Inc.	15,753	763,391
Life Storage, Inc.	697	92,673
National Storage Affiliates Trust	9,592	334,089
Rayonier, Inc.	106,200	3,334,680
SBA Communications Corp.	6,799	1,575,736
VICI Properties, Inc.	25,153	790,559
Weyerhaeuser Co.	146,016	4,892,996
		12,613,980
Specialty Retail–2.27%
Advance Auto Parts, Inc.	1,595	112,129
†AutoNation, Inc.	2,957	486,752
†AutoZone, Inc.	2,268	5,654,940
Bath & Body Works, Inc.	75,509	2,831,587
Best Buy Co., Inc.	33,873	2,775,892
Dick's Sporting Goods, Inc.	1,898	250,897
†O'Reilly Automotive, Inc.	421	402,181
TJX Cos., Inc.	2,762	234,190
Tractor Supply Co.	1,000	221,100
Valvoline, Inc.	10,429	391,192
		13,360,860
Technology Hardware, Storage & Peripherals–0.53%
Dell Technologies, Inc. Class C	9,457	511,718
Hewlett Packard Enterprise Co.	17,219	289,279
HP, Inc.	24,737	759,673
NetApp, Inc.	5,309	405,608
†Pure Storage, Inc. Class A	18,595	684,668
Seagate Technology Holdings PLC	7,793	482,153
		3,133,099
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.13%
†Capri Holdings Ltd.	7,801	$ 279,978
Carter's, Inc.	41,209	2,991,773
†Deckers Outdoor Corp.	1,178	621,583
†Lululemon Athletica, Inc.	972	367,902
Ralph Lauren Corp.	31,293	3,858,427
Tapestry, Inc.	103,571	4,432,839
		12,552,502
Tobacco–0.25%
Philip Morris International, Inc.	15,186	1,482,457
		1,482,457
Trading Companies & Distributors–0.65%
Air Lease Corp.	9,885	413,687
MSC Industrial Direct Co., Inc. Class A	5,344	509,176
United Rentals, Inc.	4,322	1,924,889
WW Grainger, Inc.	1,250	985,738
		3,833,490
Water Utilities–0.04%
American Water Works Co., Inc.	1,035	147,746
Essential Utilities, Inc.	1,465	58,468
		206,214
Total Common Stock (Cost $394,622,749)		543,408,245

MONEY MARKET FUND–7.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	41,533,830	41,533,830
Total Money Market Fund (Cost $41,533,830)		41,533,830

TOTAL INVESTMENTS–99.36% (Cost $436,156,579)	584,942,075
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	3,784,888
NET ASSETS APPLICABLE TO 32,455,602 SHARES OUTSTANDING–100.00%	$588,726,963
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($42,061,813 / 2,296,690 Shares)	$18.314
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($546,665,150 / 30,158,912 Shares)	$18.126
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$396,172,073
Distributable earnings/(accumulated loss)	192,554,890
TOTAL NET ASSETS	$588,726,963

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $1,629,942 cash collateral held at broker for futures contracts, $830,386 variation margin due from broker on futures contracts, $513,545 payable for fund shares redeemed, $27,955 other accrued expenses payable, $451,683 due to manager and affiliates and $57,593 payable for fund accounting fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$ 158,737	$ 158,080	9/18/23	$ 657	$ —
1	Euro	136,913	136,159	9/18/23	754	—
2	Japanese Yen	175,313	174,917	9/18/23	396	—
					1,807	—
Equity Contracts:
9	E-mini Russell 2000 Index	856,665	858,347	9/15/23	—	(1,682)
20	E-mini S&P 500 Index	4,488,250	4,412,240	9/15/23	76,010	—
65	E-mini S&P MidCap 400 Index	17,186,650	17,130,557	9/15/23	56,093	—
3	Euro STOXX 50 Index	144,922	144,795	9/15/23	127	—
1	FTSE 100 Index	95,777	95,672	9/15/23	105	—
1	Nikkei 225 Index (OSE)	229,876	230,433	9/7/23	—	(557)
					132,335	(2,239)
Total Futures Contracts					$134,142	$(2,239)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,537,433
Foreign taxes withheld	(2,272)
6,535,161
EXPENSES:
Management fees	2,014,473
Distribution fees-Service Class	661,625
Accounting and administration expenses	86,326
Shareholder servicing fees	82,575
Professional fees	26,078
Trustees’ fees and expenses	10,100
Custodian fees	9,522
Reports and statements to shareholders	8,943
Pricing fees	4,347
Consulting fees	1,832
Other	9,344
2,915,165
Less:
Management fees waived	(23,737)
Total operating expenses	2,891,428
NET INVESTMENT INCOME	3,643,733
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	5,613,587
Foreign currencies	1,243
Futures contracts	(873,614)
Net realized gain	4,741,216
Net change in unrealized appreciation (depreciation) of:
Investments	19,612,046
Foreign currencies	(231)
Futures contracts	131,259
Net change in unrealized appreciation (depreciation)	19,743,074
NET REALIZED AND UNREALIZED GAIN	24,484,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,128,023
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,643,733	$ 5,748,738
Net realized gain	4,741,216	42,657,687
Net change in unrealized appreciation (depreciation)	19,743,074	(113,353,794)
Net increase (decrease) in net assets resulting from operations	28,128,023	(64,947,369)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,572,629)
Service Class	—	(74,948,037)
	—	(80,520,666)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,182,803	5,255,133
Service Class	17,251,484	18,024,154
Reinvestment of dividends and distributions:
Standard Class	—	5,572,629
Service Class	—	74,948,037
	21,434,287	103,799,953
Cost of shares redeemed:
Standard Class	(3,638,581)	(9,726,643)
Service Class	(27,751,489)	(95,254,195)
	(31,390,070)	(104,980,838)
Decrease in net assets derived from capital share transactions	(9,955,783)	(1,180,885)
NET INCREASE (DECREASE) IN NET ASSETS	18,172,240	(146,648,920)
NET ASSETS:
Beginning of period	570,554,723	717,203,643
End of period	$588,726,963	$ 570,554,723
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 17.440	$ 22.332	$ 17.640	$ 17.492	$ 15.396	$ 17.735
Income (loss) from investment operations:
Net investment income[3]	0.133	0.231	0.147	0.178	0.207	0.217
Net realized and unrealized gain (loss)	0.741	(2.374)	4.981	0.160	2.271	(2.311)
Total from investment operations	0.874	(2.143)	5.128	0.338	2.478	(2.094)
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.219)	(0.181)	(0.208)	(0.245)
Net realized gain	—	(2.494)	(0.217)	—	(0.172)	—
Return of capital	—	—	—	(0.009)	(0.002)	—
Total dividends and distributions	—	(2.749)	(0.436)	(0.190)	(0.382)	(0.245)
Net asset value, end of period	$ 18.314	$ 17.440	$ 22.332	$ 17.640	$ 17.492	$ 15.396
Total return[4]	5.01%	(9.17%)	29.07%	1.95%	16.16%	(11.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,062	$ 39,492	$ 48,364	$41,887	$ 38,767	$ 33,519
Ratio of expenses to average net assets	0.78%	0.77%	0.76%	0.79%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.78%	0.77%	0.79%	0.78%	0.78%
Ratio of net investment income to average net assets	1.52%	1.17%	0.71%	1.14%	1.24%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	1.16%	0.70%	1.14%	1.24%	1.24%
Portfolio turnover	14%	23%	30%	48%	35%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 17.282	$ 22.159	$ 17.507	$ 17.363	$ 15.287	$ 17.605
Income (loss) from investment operations:
Net investment income[3]	0.110	0.180	0.094	0.138	0.164	0.172
Net realized and unrealized gain (loss)	0.734	(2.356)	4.938	0.155	2.252	(2.289)
Total from investment operations	0.844	(2.176)	5.032	0.293	2.416	(2.117)
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.163)	(0.142)	(0.166)	(0.201)
Net realized gain	—	(2.494)	(0.217)	—	(0.172)	—
Return of capital	—	—	—	(0.007)	(0.002)	—
Total dividends and distributions	—	(2.701)	(0.380)	(0.149)	(0.340)	(0.201)
Net asset value, end of period	$ 18.126	$ 17.282	$ 22.159	$ 17.507	$ 17.363	$ 15.287
Total return[4]	4.88%	(9.39%)	28.75%	1.70%	15.87%	(12.02%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,665	$531,063	$668,840	$629,567	$640,788	$ 576,684
Ratio of expenses to average net assets	1.03%	1.02%	1.01%	1.04%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.03%	1.02%	1.04%	1.03%	1.03%
Ratio of net investment income to average net assets	1.27%	0.92%	0.46%	0.89%	0.99%	0.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.26%	0.91%	0.45%	0.89%	0.99%	0.99%
Portfolio turnover	14%	23%	30%	48%	35%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.
 Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
 In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,085 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2023, the waiver amount is 0.015% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2023, the waiver amount was 0.005% of the Fund’s average daily net assets.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$23,531
Legal	3,775
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,850 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$327,918
Distribution fees payable to LFD	110,028
Shareholder servicing fees payable to Lincoln Life	13,737
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$74,691,959
Sales	89,139,129
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$436,156,579
Aggregate unrealized appreciation of investments and derivatives	$164,956,993
Aggregate unrealized depreciation of investments and derivatives	(16,039,594)
Net unrealized appreciation of investments and derivatives	$148,917,399
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$543,316,670	$—	$91,575	$543,408,245
Money Market Fund	41,533,830	—	—	41,533,830
Total Investments	$584,850,500	$—	$91,575	$584,942,075
Derivatives:

Assets:
Futures Contracts	$134,142	$—	$—	$134,142
Liabilities:
Futures Contracts	$ (2,239)	$—	$—	$ (2,239)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	238,066	277,422
Service Class	997,191	900,451
Shares reinvested:
Standard Class	—	326,260
Service Class	—	4,436,662
	1,235,257	5,940,795
Shares redeemed:
Standard Class	(205,860)	(504,879)
Service Class	(1,567,114)	(4,792,203)
	(1,772,974)	(5,297,082)
Net increase (decrease)	(537,717)	643,713
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-18

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$132,335	Receivables and other assets net of liabilities	$(2,239)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	1,807	Receivables and other assets net of liabilities	—
Total		$134,142		$(2,239)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(890,090)	$132,678
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	16,476	(1,419)
Total		$(873,614)	$131,259
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,208,079	$8,716,685
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-19

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-20

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-21

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan Small Cap Core Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Small Cap Core Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,063.90	0.81%	$4.15
Service Class Shares	1,000.00	1,062.50	1.06%	5.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.80	0.81%	$4.06
Service Class Shares	1,000.00	1,019.50	1.06%	5.31

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.34%
Aerospace & Defense	0.34%
Air Freight & Logistics	0.66%
Automobile Components	0.81%
Banks	7.63%
Beverages	0.38%
Biotechnology	7.86%
Building Products	1.01%
Capital Markets	1.95%
Chemicals	1.77%
Commercial Services & Supplies	1.89%
Communications Equipment	0.61%
Construction & Engineering	3.39%
Construction Materials	0.06%
Consumer Finance	1.04%
Consumer Staples Distribution & Retail	1.38%
Containers & Packaging	0.28%
Diversified Consumer Services	0.19%
Diversified REITs	0.22%
Diversified Telecommunication Services	0.83%
Electric Utilities	0.90%
Electrical Equipment	1.76%
Electronic Equipment, Instruments & Components	1.52%
Energy Equipment & Services	1.84%
Entertainment	0.12%
Financial Services	3.42%
Food Products	0.87%
Gas Utilities	0.78%
Ground Transportation	0.53%
Health Care Equipment & Supplies	3.63%
Health Care Providers & Services	2.63%
Health Care REITs	0.58%
Health Care Technology	0.72%
Hotel & Resort REITs	1.11%
Hotels, Restaurants & Leisure	3.01%
Household Durables	2.89%
Household Products	0.42%
Independent Power and Renewable Electricity Producers	0.34%
Industrial REITs	0.77%
Insurance	0.96%
Interactive Media & Services	0.61%
IT Services	0.68%
Leisure Products	0.36%
Life Sciences Tools & Services	0.59%
Machinery	1.30%
Security Type/Sector	Percentage of Net Assets
Marine Transportation	0.31%
Media	0.59%
Metals & Mining	1.40%
Mortgage Real Estate Investment Trusts (REITs)	0.69%
Multi-Utilities	0.38%
Office REITs	0.41%
Oil, Gas & Consumable Fuels	3.52%
Paper & Forest Products	0.11%
Passenger Airlines	0.41%
Personal Care Products	1.89%
Pharmaceuticals	1.33%
Professional Services	2.13%
Real Estate Management & Development	0.09%
Residential REITs	0.09%
Retail REITs	1.67%
Semiconductors & Semiconductor Equipment	3.86%
Software	5.77%
Specialized REITs	0.40%
Specialty Retail	2.40%
Technology Hardware, Storage & Peripherals	0.71%
Textiles, Apparel & Luxury Goods	0.88%
Trading Companies & Distributors	4.30%
Water Utilities	0.28%
Wireless Telecommunication Services	0.08%
Rights	0.03%
Money Market Fund	1.80%
Total Investments	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Inspire Medical Systems, Inc.	0.98%
Atkore, Inc.	0.86%
Taylor Morrison Home Corp.	0.86%
Beacon Roofing Supply, Inc.	0.82%
Sonos, Inc.	0.80%
MYR Group, Inc.	0.76%
Comfort Systems USA, Inc.	0.74%
WESCO International, Inc.	0.72%
Agree Realty Corp.	0.71%
Crocs, Inc.	0.71%
Total	7.96%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.34%
Aerospace & Defense–0.34%
†V2X, Inc.	11,762	$ 582,925
		582,925
Air Freight & Logistics–0.66%
Forward Air Corp.	1,617	171,580
†Hub Group, Inc. Class A	10,189	818,380
†Radiant Logistics, Inc.	24,023	161,435
		1,151,395
Automobile Components–0.81%
†American Axle & Manufacturing Holdings, Inc.	75,902	627,710
Lear Corp.	1,262	181,160
†Visteon Corp.	2,235	320,968
†XPEL, Inc.	3,238	272,704
		1,402,542
Banks–7.63%
Ameris Bancorp	10,812	369,879
†Axos Financial, Inc.	9,398	370,657
Banc of California, Inc.	3,238	37,496
†Bancorp, Inc.	6,127	200,047
Bank of NT Butterfield & Son Ltd.	18,629	509,689
Banner Corp.	6,621	289,139
Business First Bancshares, Inc.	8,778	132,284
Byline Bancorp, Inc.	11,473	207,547
Capital Bancorp, Inc.	1,305	23,621
Capital City Bank Group, Inc.	6,785	207,892
Central Pacific Financial Corp.	3,637	57,137
†Coastal Financial Corp.	2,451	92,280
Columbia Banking System, Inc.	13,916	282,216
ConnectOne Bancorp, Inc.	42,179	699,750
†Customers Bancorp, Inc.	18,721	566,497
CVB Financial Corp.	22,063	292,997
Dime Community Bancshares, Inc.	2,665	46,984
Eastern Bankshares, Inc.	28,853	354,026
Enterprise Financial Services Corp.	9,476	370,512
Financial Institutions, Inc.	1,318	20,745
First Bancorp	393	11,692
First BanCorp	59,575	728,007
First Bancshares, Inc.	1,372	35,452
First Bank	1,509	15,663
First Citizens BancShares, Inc. Class A	230	295,194
First Commonwealth Financial Corp.	6,490	82,099
First Financial Corp.	2,550	82,799
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Foundation, Inc.	3,586	$ 14,236
First Interstate BancSystem, Inc. Class A	3,727	88,852
First Merchants Corp.	9,883	278,997
First Mid Bancshares, Inc.	3,232	78,020
FNB Corp.	5,260	60,174
Glacier Bancorp, Inc.	3,799	118,415
Heritage Commerce Corp.	15,198	125,839
HomeTrust Bancshares, Inc.	2,942	61,458
Mercantile Bank Corp.	884	24,416
Mid Penn Bancorp, Inc.	1,161	25,635
MidWestOne Financial Group, Inc.	1,507	32,205
MVB Financial Corp.	489	10,308
OceanFirst Financial Corp.	51,735	808,101
OFG Bancorp	22,356	583,044
Old National Bancorp	30,889	430,593
Old Second Bancorp, Inc.	18,827	245,881
Pathward Financial, Inc.	5,441	252,245
Peapack-Gladstone Financial Corp.	5,652	153,056
Peoples Bancorp, Inc.	1,765	46,861
Pinnacle Financial Partners, Inc.	3,096	175,388
Popular, Inc.	11,113	672,559
Premier Financial Corp.	667	10,685
QCR Holdings, Inc.	5,491	225,296
Seacoast Banking Corp. of Florida	4,598	101,616
Sierra Bancorp	1,229	20,856
South Plains Financial, Inc.	688	15,487
Southside Bancshares, Inc.	2,200	57,552
SouthState Corp.	8,436	555,089
Towne Bank	4,298	99,886
TriCo Bancshares	7,197	238,940
United Community Banks, Inc.	4,197	104,883
Univest Financial Corp.	1,700	30,736
Veritex Holdings, Inc.	12,513	224,358
Washington Federal, Inc.	9,217	244,435
Wintrust Financial Corp.	8,681	630,414
		13,228,817
Beverages–0.38%
Coca-Cola Consolidated, Inc.	413	262,676
Primo Water Corp.	30,987	388,577
		651,253
Biotechnology–7.86%
†2seventy bio, Inc.	25,956	262,675
†ACADIA Pharmaceuticals, Inc.	7,503	179,697
†ACELYRIN, Inc.	36,180	756,162
†Alector, Inc.	10,488	63,033
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alkermes PLC	8,871	$ 277,662
†Allogene Therapeutics, Inc.	37,817	187,951
†Amicus Therapeutics, Inc.	67,593	848,968
†Arrowhead Pharmaceuticals, Inc.	9,030	322,010
†Atara Biotherapeutics, Inc.	6,616	10,652
†Beam Therapeutics, Inc.	5,785	184,715
†Biohaven Ltd.	832	19,901
†Bluebird Bio, Inc.	792	2,606
†Blueprint Medicines Corp.	3,746	236,747
†Bridgebio Pharma, Inc.	4,357	74,940
†Catalyst Pharmaceuticals, Inc.	16,865	226,666
†Chinook Therapeutics, Inc.	1,330	51,099
†Coherus Biosciences, Inc.	11,046	47,166
†Decibel Therapeutics, Inc.	14,510	55,864
†Enanta Pharmaceuticals, Inc.	8,335	178,369
†Fate Therapeutics, Inc.	64,835	308,615
†Immunovant, Inc.	26,088	494,889
†Inhibrx, Inc.	23,098	599,624
†Insmed, Inc.	4,178	88,156
†Intellia Therapeutics, Inc.	7,257	295,940
†Kura Oncology, Inc.	30,175	319,252
†Kymera Therapeutics, Inc.	11,277	259,258
†Madrigal Pharmaceuticals, Inc.	2,637	609,147
†MeiraGTx Holdings plc	5,942	39,930
†Natera, Inc.	3,984	193,861
†PMV Pharmaceuticals, Inc.	22,944	143,629
†Point Biopharma Global, Inc.	41,893	379,551
†Protagonist Therapeutics, Inc.	12,250	338,345
†Prothena Corp. PLC	7,877	537,842
†PTC Therapeutics, Inc.	6,471	263,176
†Relay Therapeutics, Inc.	27,555	346,091
†Replimune Group, Inc.	17,846	414,384
†REVOLUTION Medicines, Inc.	24,636	659,013
†Sage Therapeutics, Inc.	8,256	388,197
†SpringWorks Therapeutics, Inc.	16,424	430,637
†Sutro Biopharma, Inc.	1,882	8,751
†Syndax Pharmaceuticals, Inc.	22,651	474,085
†Travere Therapeutics, Inc.	25,103	385,582
†Twist Bioscience Corp.	8,041	164,519
†Tyra Biosciences, Inc.	29,860	508,516
†Vericel Corp.	5,602	210,467
†Xencor, Inc.	30,739	767,553
†Y-mAbs Therapeutics, Inc.	855	5,805
		13,621,698
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.01%
Apogee Enterprises, Inc.	3,334	$ 158,265
†Gibraltar Industries, Inc.	3,335	209,838
†JELD-WEN Holding, Inc.	6,267	109,923
†Resideo Technologies, Inc.	8,664	153,007
UFP Industries, Inc.	11,460	1,112,193
		1,743,226
Capital Markets–1.95%
†AssetMark Financial Holdings, Inc.	4,292	127,301
†Avantax, Inc.	10,415	233,088
†Donnelley Financial Solutions, Inc.	17,810	810,889
Federated Hermes, Inc.	7,418	265,935
†Focus Financial Partners, Inc. Class A	5,611	294,634
Piper Sandler Cos.,	2,500	323,150
PJT Partners, Inc. Class A	4,141	288,379
Stifel Financial Corp.	1,232	73,513
†StoneX Group, Inc.	2,550	211,854
Victory Capital Holdings, Inc. Class A	20,442	644,741
Virtus Investment Partners, Inc.	533	105,251
		3,378,735
Chemicals–1.77%
AdvanSix, Inc.	4,836	169,163
Avient Corp.	8,544	349,450
Cabot Corp.	7,550	505,020
†Ecovyst, Inc.	4,993	57,220
HB Fuller Co.	5,623	402,101
†Ingevity Corp.	5,192	301,967
†Livent Corp.	5,196	142,526
Minerals Technologies, Inc.	1,981	114,284
Orion SA	37,852	803,219
Tronox Holdings PLC Class A	17,885	227,318
		3,072,268
Commercial Services & Supplies–1.89%
ABM Industries, Inc.	27,986	1,193,603
Brink's Co.	5,300	359,499
†Heritage-Crystal Clean, Inc.	9,119	344,607
MillerKnoll, Inc.	34,635	511,905
Tetra Tech, Inc.	5,319	870,933
		3,280,547
Communications Equipment–0.61%
†Aviat Networks, Inc.	6,863	229,018
†Calix, Inc.	12,550	626,371
†Extreme Networks, Inc.	7,916	206,212
		1,061,601

LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–3.39%
†API Group Corp.	34,350	$ 936,381
Argan, Inc.	10,473	412,741
Comfort Systems USA, Inc.	7,807	1,281,909
†IES Holdings, Inc.	2,863	162,847
†MasTec, Inc.	7,173	846,199
†MYR Group, Inc.	9,511	1,315,752
Primoris Services Corp.	11,400	347,358
†Sterling Infrastructure, Inc.	10,426	581,771
		5,884,958
Construction Materials–0.06%
†Summit Materials, Inc. Class A	2,691	101,854
		101,854
Consumer Finance–1.04%
†Enova International, Inc.	17,252	916,426
FirstCash Holdings, Inc.	5,046	470,943
†PROG Holdings, Inc.	12,986	417,111
		1,804,480
Consumer Staples Distribution & Retail–1.38%
Andersons, Inc.	7,045	325,127
†BJ's Wholesale Club Holdings, Inc.	12,328	776,787
SpartanNash Co.	8,321	187,306
†Sprouts Farmers Market, Inc.	13,630	500,630
†United Natural Foods, Inc.	30,448	595,258
		2,385,108
Containers & Packaging–0.28%
Greif, Inc. Class A	2,158	148,665
†O-I Glass, Inc.	16,089	343,178
		491,843
Diversified Consumer Services–0.19%
†Duolingo, Inc.	2,249	321,472
		321,472
Diversified REITs–0.22%
Armada Hoffler Properties, Inc.	4,412	51,532
Broadstone Net Lease, Inc.	11,928	184,168
Essential Properties Realty Trust, Inc.	6,046	142,323
		378,023
Diversified Telecommunication Services–0.83%
†EchoStar Corp. Class A	17,553	304,369
Iridium Communications, Inc.	3,399	211,146
†Liberty Latin America Ltd. Class C	62,207	536,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Ooma, Inc.	25,480	$ 381,436
		1,433,175
Electric Utilities–0.90%
IDACORP, Inc.	3,827	392,650
MGE Energy, Inc.	6,829	540,242
Portland General Electric Co.	13,596	636,701
		1,569,593
Electrical Equipment–1.76%
Allied Motion Technologies, Inc.	7,966	318,162
†Atkore, Inc.	9,607	1,498,116
†Bloom Energy Corp. Class A	8,543	139,678
Encore Wire Corp.	4,717	877,032
†NEXTracker, Inc. Class A	5,345	212,784
		3,045,772
Electronic Equipment, Instruments & Components–1.52%
Belden, Inc.	5,394	515,936
Benchmark Electronics, Inc.	11,729	302,960
†Fabrinet	5,346	694,339
†Insight Enterprises, Inc.	342	50,048
†OSI Systems, Inc.	7,858	925,908
†ScanSource, Inc.	5,143	152,027
		2,641,218
Energy Equipment & Services–1.84%
ChampionX Corp.	20,864	647,619
†Expro Group Holdings NV	3,111	55,127
Helmerich & Payne, Inc.	1,865	66,114
Liberty Energy, Inc. Class A	46,572	622,668
†NexTier Oilfield Solutions, Inc.	46,217	413,180
†Noble Corp. PLC	4,247	175,444
†Oceaneering International, Inc.	8,624	161,269
†Oil States International, Inc.	16,871	126,026
Patterson-UTI Energy, Inc.	22,682	271,503
Select Water Solutions, Inc. Class A	19,932	161,449
†Weatherford International PLC	7,450	494,829
		3,195,228
Entertainment–0.12%
†Lions Gate Entertainment Corp. Class A	24,129	213,059
		213,059
Financial Services–3.42%
Essent Group Ltd.	16,319	763,729
EVERTEC, Inc.	15,744	579,852

LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Flywire Corp.	17,049	$ 529,201
†International Money Express, Inc.	43,172	1,059,009
Jackson Financial, Inc. Class A	14,521	444,488
Merchants Bancorp	11,226	287,161
†Mr Cooper Group, Inc.	11,586	586,715
†NMI Holdings, Inc. Class A	13,082	337,777
PennyMac Financial Services, Inc.	3,006	211,352
Radian Group, Inc.	23,262	588,063
†Remitly Global, Inc.	6,571	123,666
†Repay Holdings Corp.	53,255	416,987
		5,928,000
Food Products–0.87%
†Darling Ingredients, Inc.	4,785	305,235
†Hostess Brands, Inc.	24,336	616,187
John B Sanfilippo & Son, Inc.	4,195	491,948
†Vital Farms, Inc.	8,318	99,733
		1,513,103
Gas Utilities–0.78%
Chesapeake Utilities Corp.	3,084	366,996
New Jersey Resources Corp.	6,913	326,294
Northwest Natural Holding Co.	5,296	227,993
ONE Gas, Inc.	5,676	435,973
		1,357,256
Ground Transportation–0.53%
ArcBest Corp.	9,220	910,936
		910,936
Health Care Equipment & Supplies–3.63%
†Alphatec Holdings, Inc.	17,618	316,772
†AngioDynamics, Inc.	28,367	295,868
†AtriCure, Inc.	17,748	876,041
†Axonics, Inc.	3,184	160,696
†Inari Medical, Inc.	5,098	296,398
†Inmode Ltd.	9,489	354,414
†Inspire Medical Systems, Inc.	5,222	1,695,270
†Lantheus Holdings, Inc.	3,548	297,748
†Merit Medical Systems, Inc.	7,723	645,952
†Omnicell, Inc.	3,977	292,986
†Shockwave Medical, Inc.	1,841	525,440
†SI-BONE, Inc.	10,843	292,544
†Treace Medical Concepts, Inc.	9,382	239,991
		6,290,120
Health Care Providers & Services–2.63%
†AMN Healthcare Services, Inc.	2,682	292,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Cross Country Healthcare, Inc.	10,770	$ 302,422
†Fulgent Genetics, Inc.	5,687	210,590
†HealthEquity, Inc.	12,256	773,844
National HealthCare Corp.	7,922	489,738
†OPKO Health, Inc.	86,850	188,464
†Option Care Health, Inc.	23,405	760,428
†Progyny, Inc.	25,985	1,022,250
†Surgery Partners, Inc.	4,411	198,451
†Tenet Healthcare Corp.	3,968	322,916
		4,561,763
Health Care REITs–0.58%
CareTrust REIT, Inc.	18,075	358,970
Community Healthcare Trust, Inc.	3,456	114,117
Global Medical REIT, Inc.	3,436	31,371
Physicians Realty Trust	35,370	494,826
		999,284
Health Care Technology–0.72%
†Health Catalyst, Inc.	64,914	811,425
†OptimizeRx Corp.	8,823	126,081
†Veradigm, Inc.	24,074	303,332
		1,240,838
Hotel & Resort REITs–1.11%
Apple Hospitality REIT, Inc.	40,103	605,957
DiamondRock Hospitality Co.	23,529	188,467
RLJ Lodging Trust	34,693	356,297
Ryman Hospitality Properties, Inc.	7,971	740,665
Xenia Hotels & Resorts, Inc.	2,152	26,491
		1,917,877
Hotels, Restaurants & Leisure–3.01%
Bloomin' Brands, Inc.	18,265	491,146
Bluegreen Vacations Holding Corp.	17,546	625,515
Boyd Gaming Corp.	9,010	625,024
†Cava Group, Inc.	14,599	597,829
Dine Brands Global, Inc.	3,015	174,960
†Everi Holdings, Inc.	20,788	300,595
†Hilton Grand Vacations, Inc.	9,021	409,914
Marriott Vacations Worldwide Corp.	4,356	534,568
†SeaWorld Entertainment, Inc.	19,317	1,081,945
Wingstop, Inc.	1,920	384,307
		5,225,803
Household Durables–2.89%
†Landsea Homes Corp.	30,668	286,439
†LGI Homes, Inc.	2,615	352,737

LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Meritage Homes Corp.	5,555	$ 790,310
†Skyline Champion Corp.	2,898	189,674
†Sonos, Inc.	84,746	1,383,902
†Taylor Morrison Home Corp.	30,458	1,485,437
†Tri Pointe Homes, Inc.	15,740	517,217
		5,005,716
Household Products–0.42%
†Central Garden & Pet Co. Class A	19,866	724,314
		724,314
Independent Power and Renewable Electricity Producers–0.34%
Clearway Energy, Inc. Class A	20,915	590,543
		590,543
Industrial REITs–0.77%
First Industrial Realty Trust, Inc.	3,172	166,974
Innovative Industrial Properties, Inc.	1,969	143,757
LXP Industrial Trust	18,528	180,648
Plymouth Industrial REIT, Inc.	6,722	154,740
STAG Industrial, Inc.	11,942	428,479
Terreno Realty Corp.	4,385	263,539
		1,338,137
Insurance–0.96%
American Equity Investment Life Holding Co.	5,590	291,295
†BRP Group, Inc. Class A	6,176	153,041
Employers Holdings, Inc.	1,978	73,997
James River Group Holdings Ltd.	6,279	114,655
Kinsale Capital Group, Inc.	204	76,337
†Palomar Holdings, Inc.	4,438	257,581
RLI Corp.	4,230	577,268
†Skyward Specialty Insurance Group, Inc.	4,512	114,605
		1,658,779
Interactive Media & Services–0.61%
†QuinStreet, Inc.	13,895	122,693
Shutterstock, Inc.	8,104	394,422
†Yelp, Inc.	14,901	542,545
		1,059,660
IT Services–0.68%
Information Services Group, Inc.	92,077	493,533
†Perficient, Inc.	3,822	318,487
†Squarespace, Inc. Class A	10,424	328,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Unisys Corp.	11,061	$ 44,023
		1,184,816
Leisure Products–0.36%
Acushnet Holdings Corp.	11,549	631,499
		631,499
Life Sciences Tools & Services–0.59%
†Adaptive Biotechnologies Corp.	2,969	19,922
†Medpace Holdings, Inc.	3,705	889,830
†Quanterix Corp.	5,216	117,621
		1,027,373
Machinery–1.30%
Albany International Corp. Class A	884	82,460
Luxfer Holdings PLC	4,019	57,190
Mueller Industries, Inc.	11,133	971,688
Terex Corp.	1,678	100,395
Watts Water Technologies, Inc. Class A	5,687	1,044,872
		2,256,605
Marine Transportation–0.31%
Eagle Bulk Shipping, Inc.	1,812	87,049
Matson, Inc.	4,903	381,110
Safe Bulkers, Inc.	20,640	67,286
		535,445
Media–0.59%
Gray Television, Inc.	11,806	93,031
†Integral Ad Science Holding Corp.	11,169	200,819
John Wiley & Sons, Inc. Class A	6,199	210,952
†Magnite, Inc.	15,690	214,169
†Thryv Holdings, Inc.	12,452	306,319
		1,025,290
Metals & Mining–1.40%
Alpha Metallurgical Resources, Inc.	2,578	423,720
†Arconic Corp.	11,540	341,353
†ATI, Inc.	2,647	117,077
Commercial Metals Co.	15,980	841,507
†Constellium SE	19,120	328,864
Olympic Steel, Inc.	1,275	62,475
Ryerson Holding Corp.	3,934	170,657
Schnitzer Steel Industries, Inc. Class A	3,335	100,017
SunCoke Energy, Inc.	6,299	49,573
		2,435,243

LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.69%
Blackstone Mortgage Trust, Inc. Class A	3,084	$ 64,178
Dynex Capital, Inc.	4,044	50,914
Ellington Financial, Inc.	3,699	51,046
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,085	27,125
KKR Real Estate Finance Trust, Inc.	5,340	64,988
Ladder Capital Corp.	8,887	96,424
MFA Financial, Inc.	59,484	668,600
PennyMac Mortgage Investment Trust	12,375	166,815
		1,190,090
Multi-Utilities–0.38%
NorthWestern Corp.	3,727	211,544
Unitil Corp.	8,791	445,792
		657,336
Office REITs–0.41%
Brandywine Realty Trust	47,919	222,823
Corporate Office Properties Trust	11,410	270,988
Equity Commonwealth	3,326	67,385
Piedmont Office Realty Trust, Inc. Class A	21,035	152,924
		714,120
Oil, Gas & Consumable Fuels–3.52%
Arch Resources, Inc.	2,383	268,707
California Resources Corp.	4,764	215,761
Chord Energy Corp.	2,665	409,877
†CNX Resources Corp.	7,122	126,202
CONSOL Energy, Inc.	1,059	71,811
CVR Energy, Inc.	6,385	191,295
Delek U.S. Holdings, Inc.	10,600	253,870
Dorian LPG Ltd.	6,714	172,214
†Green Plains, Inc.	7,124	229,678
Magnolia Oil & Gas Corp. Class A	3,379	70,621
Matador Resources Co.	13,697	716,627
Murphy Oil Corp.	12,671	485,299
Ovintiv, Inc.	18,597	707,988
PBF Energy, Inc. Class A	7,257	297,102
PDC Energy, Inc.	10,489	746,187
Peabody Energy Corp.	3,238	70,135
†REX American Resources Corp.	2,958	102,968
SM Energy Co.	22,752	719,646
Teekay Tankers Ltd. Class A	6,451	246,622
		6,102,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.11%
Louisiana-Pacific Corp.	2,528	$ 189,549
		189,549
Passenger Airlines–0.41%
†Alaska Air Group, Inc.	4,176	222,080
†SkyWest, Inc.	12,079	491,857
		713,937
Personal Care Products–1.89%
†BellRing Brands, Inc.	3,774	138,128
Edgewell Personal Care Co.	14,553	601,184
†elf Beauty, Inc.	10,651	1,216,664
†Herbalife Ltd.	31,137	412,254
Medifast, Inc.	5,030	463,565
†USANA Health Sciences, Inc.	6,998	441,154
		3,272,949
Pharmaceuticals–1.33%
†Aclaris Therapeutics, Inc.	24,808	257,259
†Amneal Pharmaceuticals, Inc.	26,586	82,417
†Arvinas, Inc.	9,742	241,796
†Axsome Therapeutics, Inc.	9,048	650,189
†Longboard Pharmaceuticals, Inc.	40,122	294,496
†NGM Biopharmaceuticals, Inc.	13,592	35,203
†Reata Pharmaceuticals, Inc. Class A	7,244	738,598
		2,299,958
Professional Services–2.13%
†CACI International, Inc. Class A	2,217	755,642
†CBIZ, Inc.	10,362	552,087
Heidrick & Struggles International, Inc.	7,157	189,446
KBR, Inc.	8,914	579,945
Kforce, Inc.	6,586	412,679
†TriNet Group, Inc.	9,862	936,594
†TrueBlue, Inc.	15,520	274,859
		3,701,252
Real Estate Management & Development–0.09%
†Forestar Group, Inc.	7,077	159,586
		159,586
Residential REITs–0.09%
UMH Properties, Inc.	9,519	152,114
		152,114
Retail REITs–1.67%
Agree Realty Corp.	18,943	1,238,683
Kite Realty Group Trust	18,230	407,258
Phillips Edison & Co., Inc.	14,558	496,137

LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Retail Opportunity Investments Corp.	21,860	$ 295,328
RPT Realty	13,071	136,592
SITE Centers Corp.	24,290	321,114
		2,895,112
Semiconductors & Semiconductor Equipment–3.86%
†ACM Research, Inc. Class A	25,186	329,433
†Ambarella, Inc.	1,566	131,027
†Axcelis Technologies, Inc.	6,161	1,129,496
†Cirrus Logic, Inc.	2,128	172,389
†Cohu, Inc.	13,131	545,724
†MACOM Technology Solutions Holdings, Inc.	9,567	626,926
†MaxLinear, Inc.	4,802	151,551
†Onto Innovation, Inc.	2,200	256,234
†PDF Solutions, Inc.	4,490	202,499
Power Integrations, Inc.	4,371	413,803
†Rambus, Inc.	13,447	862,894
†Semtech Corp.	19,406	494,077
†Silicon Laboratories, Inc.	1,217	191,970
†SMART Global Holdings, Inc.	19,221	557,601
†Synaptics, Inc.	489	41,751
†Ultra Clean Holdings, Inc.	6,935	266,720
†Veeco Instruments, Inc.	12,336	316,788
		6,690,883
Software–5.77%
Adeia, Inc.	20,928	230,417
†Asana, Inc. Class A	19,393	427,422
†AvePoint, Inc.	99,363	572,331
†Blackline, Inc.	7,863	423,187
†Box, Inc. Class A	31,843	935,547
†Braze, Inc. Class A	8,088	354,174
†C3.ai, Inc. Class A	3,989	145,319
Clear Secure, Inc. Class A	18,096	419,284
†CommVault Systems, Inc.	8,664	629,180
†eGain Corp.	58,745	440,000
†Envestnet, Inc.	6,007	356,515
†LiveRamp Holdings, Inc.	23,682	676,358
†MicroStrategy, Inc. Class A	242	82,866
†Olo, Inc. Class A	47,327	305,732
†Q2 Holdings, Inc.	5,578	172,360
†Qualys, Inc.	4,412	569,898
†Rapid7, Inc.	12,081	547,028
†Riot Platforms, Inc.	30,368	358,950
†Sprout Social, Inc. Class A	4,839	223,368
†SPS Commerce, Inc.	4,014	770,929
†Workiva, Inc.	8,180	831,579
†Xperi, Inc.	28,709	377,523
†Zuora, Inc. Class A	13,428	147,305
		9,997,272
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.40%
National Storage Affiliates Trust	4,873	$ 169,727
PotlatchDeltic Corp.	9,979	527,390
		697,117
Specialty Retail–2.40%
Aaron's Co., Inc.	11,794	166,767
†Abercrombie & Fitch Co. Class A	17,257	650,244
†Asbury Automotive Group, Inc.	2,224	534,694
†Boot Barn Holdings, Inc.	7,845	664,393
Group 1 Automotive, Inc.	752	194,091
Lithia Motors, Inc.	604	183,682
†ODP Corp.	11,241	526,304
Signet Jewelers Ltd.	9,497	619,774
Upbound Group, Inc.	19,904	619,612
		4,159,561
Technology Hardware, Storage & Peripherals–0.71%
†Avid Technology, Inc.	16,252	414,426
†Super Micro Computer, Inc.	3,247	809,315
		1,223,741
Textiles, Apparel & Luxury Goods–0.88%
†Crocs, Inc.	10,926	1,228,519
Steven Madden Ltd.	8,962	292,968
		1,521,487
Trading Companies & Distributors–4.30%
†Beacon Roofing Supply, Inc.	17,149	1,423,024
†BlueLinx Holdings, Inc.	3,172	297,470
Boise Cascade Co.	3,775	341,071
†GMS, Inc.	17,264	1,194,669
Herc Holdings, Inc.	3,623	495,808
†MRC Global, Inc.	33,135	333,669
†NOW, Inc.	68,706	711,794
Rush Enterprises, Inc. Class A	13,882	843,193
†Titan Machinery, Inc.	5,982	176,469
Veritiv Corp.	3,099	389,265
WESCO International, Inc.	6,981	1,250,018
		7,456,450
Water Utilities–0.28%
American States Water Co.	5,535	481,545
		481,545
Wireless Telecommunication Services–0.08%
†Gogo, Inc.	8,628	146,762
		146,762
Total Common Stock (Cost $149,902,896)		170,482,621

LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.03%
=†Contra Aduro Biotech, Inc.	20,960	$ 51,981
Total Rights (Cost $53,217)		51,981

MONEY MARKET FUND–1.80%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,122,185	3,122,185
Total Money Market Fund (Cost $3,122,185)		3,122,185
TOTAL INVESTMENTS–100.17% (Cost $153,078,298)	$173,656,787
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(300,221)
NET ASSETS APPLICABLE TO 9,212,430 SHARES OUTSTANDING–100.00%	$173,356,566
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND STANDARD CLASS ($171,725,447 / 9,124,742 Shares)	$18.820
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND SERVICE CLASS ($1,631,119 / 87,688 Shares)	$18.601
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$153,784,840
Distributable earnings/(accumulated loss)	19,571,726
TOTAL NET ASSETS	$173,356,566

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $357,000 cash collateral held at broker for futures contracts, $7,840 variation margin due from broker on futures contracts, $1,545,667 payable for securities purchased, $31,902 payable for fund shares redeemed, $47,025 other accrued expenses payable and $95,074 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
28	E-mini Russell 2000 Index	$2,665,180	$2,636,765	9/15/23	$28,415	$—

[1]	See Note 7 in Notes to Financial Statements
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,179,694
Dividends from affiliated investments	41,417
Income from securities lending	6,529
Foreign taxes withheld	(5,825)
1,221,815
EXPENSES:
Management fees	546,169
Shareholder servicing fees	50,307
Professional fees	28,926
Custodian fees	17,577
Reports and statements to shareholders	13,006
Trustees’ fees and expenses	8,596
Accounting and administration expenses	7,719
Distribution fees-Service Class	1,542
Pricing fees	1,003
Consulting fees	601
Other	7,538
682,984
Less:
Management fees waived	(1,886)
Total operating expenses	681,098
NET INVESTMENT INCOME	540,717
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	1,823
Sale of unaffiliated investments	683,297
Futures contracts	254,414
Net realized gain	939,534
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,823)
Unaffiliated investments	8,903,125
Futures contracts	45,370
Net change in unrealized appreciation (depreciation)	8,946,672
NET REALIZED AND UNREALIZED GAIN	9,886,206
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,426,923
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 540,717	$ 911,000
Net realized gain	939,534	1,782,000
Net change in unrealized appreciation (depreciation)	8,946,672	(44,176,000)
Net increase (decrease) in net assets resulting from operations	10,426,923	(41,483,000)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,393,227)	(38,468,000)
Service Class	(13,819)	(283,000)
	(2,407,046)	(38,751,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,547,325	17,854,000
Service Class	388,303	24,000
Reinvestment of dividends and distributions:
Standard Class	2,393,227	38,468,000
Service Class	13,819	283,000
	9,342,674	56,629,000
Cost of shares redeemed:
Standard Class	(10,232,085)	(30,586,000)
Service Class	(34,900)	(218,000)
	(10,266,985)	(30,804,000)
Increase (decrease) in net assets derived from capital share transactions	(924,311)	25,825,000
NET INCREASE (DECREASE) IN NET ASSETS	7,095,566	(54,409,000)
NET ASSETS:
Beginning of period	166,261,000	(220,670,000)
End of period	$173,356,566	$ 166,261,000
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 17.960	$ 28.40	$ 24.11	$ 23.04	$ 21.10	$ 25.64
Income (loss) from investment operations:
Net investment income[3]	0.059	0.11	0.09	0.15	0.15	0.12
Net realized and unrealized gain (loss)	1.065	(5.40)	5.04	2.38	4.69	(2.85)
Total from investment operations	1.124	(5.29)	5.13	2.53	4.84	(2.73)
Less dividends and distributions from:
Net investment income	(0.102)	(0.11)	(0.14)	(0.19)	(0.10)	(0.10)
Net realized gain	(0.162)	(5.04)	(0.70)	(1.27)	(2.80)	(1.71)
Total dividends and distributions	(0.264)	(5.15)	(0.84)	(1.46)	(2.90)	(1.81)
Net asset value, end of period	$ 18.820	$ 17.96	$ 28.40	$ 24.11	$ 23.04	$ 21.10
Total return[4]	6.39%	(19.35%)	21.38%	13.69%	24.58%	(11.93%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,725	$ 165,062	$218,952	$201,489	$198,542	$ 153,429
Ratio of expenses to average net assets	0.81%	0.83%	0.80%	0.84%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.84%	0.80%	0.84%	0.84%	0.83%
Ratio of net investment income to average net assets	0.64%	0.50%	0.33%	0.76%	0.66%	0.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.49%	0.33%	0.76%	0.65%	0.46%
Portfolio turnover	53%	69%	67%	95%	83%	59%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 17.720	$ 28.06	$ 23.85	$ 22.79	$ 20.91	$ 25.41
Income (loss) from investment operations:
Net investment income[3]	0.036	0.04	0.01	0.09	0.09	0.05
Net realized and unrealized gain (loss)	1.053	(5.32)	4.98	2.37	4.63	(2.82)
Total from investment operations	1.089	(5.28)	4.99	2.46	4.72	(2.77)
Less dividends and distributions from:
Net investment income	(0.046)	(0.02)	(0.08)	(0.13)	(0.04)	(0.02)
Net realized gain	(0.162)	(5.04)	(0.70)	(1.27)	(2.80)	(1.71)
Total dividends and distributions	(0.208)	(5.06)	(0.78)	(1.40)	(2.84)	(1.73)
Net asset value, end of period	$ 18.601	$ 17.72	$ 28.06	$ 23.85	$ 22.79	$ 20.91
Total return[4]	6.25%	(19.56%)	21.01%	13.38%	24.20%	(12.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,631	$ 1,199	$ 1,718	$ 1,450	$ 1,786	$ 1,031
Ratio of expenses to average net assets	1.06%	1.11%	1.09%	1.12%	1.11%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.11%	1.09%	1.12%	1.11%	1.10%
Ratio of net investment income to average net assets	0.39%	0.22%	0.05%	0.46%	0.39%	0.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.22%	0.05%	0.46%	0.39%	0.19%
Portfolio turnover	53%	69%	67%	95%	83%	59%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2023, LFI receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2023, management fees were paid by the Predecessor Fund to J.P. Morgan Investment Management Inc. (“JPMIM”), in the amount of $366,531.
Effective May 1, 2023, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.82% of the Fund’s average daily net assets for the Standard Class and 1.07% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
Prior to May 1,2023, JPMIM and/or JPMorgan Distribution Services, Inc. ("JPMDS") had contractually agreed to waive fees and/or reimburse the Predecessor Fund to the extent that total annual operating expenses of the Predecessor Fund (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceeded 1.03% of the Predecessor Fund's average daily net assets for the Class 1 shares and 1.06% for the Class 2 shares.
Prior to May 1, 2023, JPMIM and JPMorgan Distribution  Services, Inc. ("JPMDS") had contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from one or more money market funds advised by the Predecessor Adviser ("affiliated money market fund") on the Predecessor Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral.
The amount of these waivers resulting from investments in these money market funds for the period ended April 30, 2023 was $1,886.
Prior to May 1, 2023, JPMIM voluntarily agreed to reimburse the Predecessor Fund for Trustee Fees paid to one of the Predecessor Fund's interested Trustees. The amount of this reimbursement was $531.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective May 1, 2023, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2023 through June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$1,505
Legal	176
Prior to May 1, 2023, the Predecessor Fund paid custody and accounting fees to JP Morgan Chase Bank, N.A. ("JPMCB") in the amount of $16,323 which are included in Custodian fees on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), provided certain administration services to the Predecessor Fund. For these services, JPMIM's fees were calculated daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Predecessor Fund's average daily net assets, plus 0.050% of the Predecessor Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Predecessor Fund's average daily net assets between $20 billion and $ 25 billion, plus 0.010% of the Predecessor Fund's average daily net assets in excess of $25 billion.
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $376 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$90,388
Distribution fees payable to LFD	277
Printing and mailing fees payable to Lincoln Life	376
Shareholder servicing fees payable to Lincoln Life	4,033
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Funds' distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan Securities Lending Money Market Fund Agency SL Class Shares	$2,692,687	$ 7,283	$ 2,699,970	$1,823	$(1,823)	$—	$—	—	$ —	$—
×JPMorgan U.S. Government Money Market Fund Class IM Shares	2,102,228	5,641,053	7,743,282	—	—	—	—	—	6,529*	—
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	4,779,062	12,115,906	16,894,968	—	—	—	—	—	41,417	—
Total	$9,573,977	$17,764,242	$27,338,220	$1,823	$(1,823)	$—	$—		$47,946	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
* Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank's fee).
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$87,642,893
Sales	87,774,765
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$153,078,298
Aggregate unrealized appreciation of investments and derivatives	$ 33,061,284
Aggregate unrealized depreciation of investments and derivatives	(12,454,380)
Net unrealized appreciation of investments and derivatives	$ 20,606,904
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP JPMorgan Small Cap Core Fund-19

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$170,482,621	$—	$ —	$170,482,621
Rights	—	—	51,981	51,981
Money Market Fund	3,122,185	—	—	3,122,185
Total Investments	$173,604,806	$—	$51,981	$173,656,787
Derivatives:

Assets:
Futures Contract	$28,415	$—	$—	$28,415
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	350,223	859,000
Service Class	21,130	1,000
Shares reinvested:
Standard Class	138,497	2,058,000
Service Class	809	16,000
	510,659	2,934,000
Shares redeemed:
Standard Class	(553,554)	(1,438,000)
Service Class	(1,918)	(10,000)
	(555,472)	(1,448,000)
Net increase	(44,813)	1,486,000
5. Securities Lending
Prior to May 1, 2023, the Predecessor Fund was authorized to engage in securities lending. Citibank N.A. (“Citibank”) served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Predecessor Fund retained the interest earned on cash collateral investments but was required to pay the borrower a rebate for the use of cash collateral.
LVIP JPMorgan Small Cap Core Fund-20

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 5. Securities Lending (continued)
The net income earned on the securities lending (after payment of rebates and Citibank's fee) is included on the Statement of Operations as Income from securities lending (net). The Predecessor Fund also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which were recorded as Dividend or Interest income, respectively on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), the Predecessor Adviser, voluntarily waived investment advisory fees charged to the Predecessor Fund associated with the Predecessor Fund's investment in the JPMorgan U.S. Government Money Market Fund in the amount of $262.
The above waiver was included in the determination of earnings on cash collateral investment and in the calculation of Citibank's compensation and is included on the Statement of Operations as income from securities lending (net).
As of May 1, 2023, the fund no longer participates in securities lending.
6. Line of Credit
Prior to May 1, 2023, the Predecessor Fund, along with certain other funds in the JPMorgan Insurance Trust ("Borrowers"), was a participant in  a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion ("Credit Facility") with various lenders and the Bank of New York Mellon, as administrative  agent for the lenders.  This Credit Facility provided a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  The annual commitment fee to maintain the Credit Facility was 0.15% on the unused portion of the Credit Facility and was allocated to all participating portfolios pro rata based on their respective net assets. The Predecessor Fund did not utilize the Credit Facility during the period ending April 30, 2023.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$28,415	Liabilities net of receivables and other assets	$—
LVIP JPMorgan Small Cap Core Fund-21

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$254,414	$45,370
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$918,793	$—
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP JPMorgan Small Cap Core Fund-22

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Change in Independent Registered Public Accounting Firm
Effective, May 1, 2023, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed PricewaterhouseCoopers LLP (“PwC”) as the Funds' independent registered public accounting firm for the fiscal year ended December 31, 2023.  The dismissal of PwC is the result of, and effective as of the completion of, the acquisition by each Fund of a corresponding series of the JPMorgan Insurance Trust, in each of which transactions the JPMorgan Insurance Trust series is the accounting survivor, The Audit Committee of the Trust's Board of Trustees participated in and approved the decision to engage Tait, Weller and Baker LLP (“TW”) as the independent registered public accounting firm for the fiscal year ended December 31, 2023. The selection of TW does not reflect any disagreements with or dissatisfaction by either Trust or the relevant Board with the performance of the Funds' prior independent registered public accounting firm, PwC.
11. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-23

LVIP JPMorgan Small Cap Core Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 6-7, 2022 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (formerly, Lincoln Investment Advisors Corporation (“LIAC”)); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with J.P. Morgan Investment Management Inc. (“JPM”) for four new series of the Trust (each a “Fund” and collectively the “Funds”).  The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by JPM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.  The Board considered that the Transaction was expected to take place in the second quarter of 2023.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and JPM prior to and during the meeting.  Among other information, LFI, Lincoln Life and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of JPM.  The Board noted that LFI and JPM provided services to other funds in the Trust and that the Board reviewed extensive information provided by LFI and JPM in connection with the 2022 contract renewal process.  The Board determined that, given the totality of the information provided in connection with the 2022 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements.  The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and JPM to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved.  In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below.  The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services.  In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance.  The Board considered LFI’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds.  The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.  The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement.  The Board concluded that the services provided by LFI were expected to be satisfactory.
Performance.  The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to JPM.  The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee.  The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard and Service class of each Fund through at least April 30, 2025 (i.e., two years from the closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.  The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by JPM.
The Board noted that the proposed investment management fee for the LVIP JPMorgan Small Cap Core Fund was below the median investment management fee of the peer group provided by LFI.  The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2025 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale.  The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors.  The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2025 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.
Profitability.  The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable.  The Board also considered that LFI or an affiliate would bear the costs associated with the Transaction.
LVIP JPMorgan Small Cap Core Fund-24

LVIP JPMorgan Small Cap Core Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
Fallout Benefits.  Because of its relationship with each Fund, LFI and its affiliates may receive certain benefits.  The Board considered materials provided during the 2022 contract renewal process as to any such benefits to LFI and its affiliates.  Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) are expected to receive 12b-1 fees, which will be paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which will be the principal underwriter and distributor for Funds.  Lincoln Life will serve as the administrator for the Funds for which it will be separately compensated.  The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services.  In considering the approval of the sub-advisory agreement between LFI and JPM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by JPM under the sub-advisory agreement.  They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.  The Board considered that JPM currently serves as investment adviser to the Acquired Funds.  The Board concluded that the services to be provided by JPM were expected to be satisfactory.
Performance.  With respect to performance, the Board considered that the LVIP Funds had not commenced operations.  The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies.  The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended September 30, 2022 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale.  The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedules were negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board concluded that the proposed subadvisory fee for each Fund was reasonable.
Profitability and Fallout Benefits.  The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board noted management’s representation that any additional benefits JPM expects to receive were consistent with those JPM identified in connection with the 2022 15(c) process.  The Board further noted JPM’s statement at that time that it was not aware of other direct or indirect benefits that it expected to receive from its relationship to the Funds other than the receipt of subadvisory fees.
Conclusion.  Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the Program). The Program is overseen by the Liquidity Committee (the Committee), a committee comprised of representatives of LFI, the Funds’ investment adviser. The Funds’ Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.
The Funds were not operational as of December 31, 2022 and therefore were not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program. The Funds will be included in the next annual report of the Committee, which will cover the period of January 1, 2023 through December 31, 2023.
Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Small Cap Core Fund-25

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP JPMorgan U.S. Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan U.S. Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table.The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,168.40	0.73%	$3.92
Service Class Shares	1,000.00	1,167.00	0.98%	5.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.83%
Aerospace & Defense	1.98%
Automobiles	1.14%
Banks	2.91%
Beverages	2.12%
Biotechnology	7.11%
Broadline Retail	3.71%
Building Products	1.09%
Capital Markets	5.41%
Chemicals	2.35%
Construction Materials	0.67%
Consumer Finance	1.68%
Consumer Staples Distribution & Retail	0.89%
Diversified Telecommunication Services	0.80%
Electric Utilities	4.29%
Electrical Equipment	2.49%
Energy Equipment & Services	2.21%
Financial Services	2.61%
Ground Transportation	2.91%
Health Care Providers & Services	3.18%
Hotels, Restaurants & Leisure	2.28%
Industrial REITs	1.91%
Insurance	1.39%
Interactive Media & Services	5.26%
IT Services	1.17%
Life Sciences Tools & Services	0.83%
Machinery	2.34%
Oil, Gas & Consumable Fuels	3.01%
Pharmaceuticals	2.26%
Semiconductors & Semiconductor Equipment	8.07%
Software	12.22%
Specialty Retail	3.28%
Technology Hardware, Storage & Peripherals	6.26%
Money Market Fund	0.64%
Total Investments	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	9.57%
Apple, Inc.	6.02%
NVIDIA Corp.	3.77%
Amazon.com, Inc.	3.71%
NXP Semiconductors NV	3.25%
UnitedHealth Group, Inc.	3.18%
AbbVie, Inc.	2.98%
Alphabet, Inc. Class A	2.97%
NextEra Energy, Inc.	2.80%
Mastercard, Inc. Class A	2.61%
Total	40.86%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.83%
Aerospace & Defense–1.98%
Northrop Grumman Corp.	5,626	$ 2,564,331
		2,564,331
Automobiles–1.14%
†Tesla, Inc.	5,634	1,474,812
		1,474,812
Banks–2.91%
Truist Financial Corp.	15,266	463,323
U.S. Bancorp	14,971	494,642
Wells Fargo & Co.	66,212	2,825,928
		3,783,893
Beverages–2.12%
Coca-Cola Co.	45,607	2,746,453
		2,746,453
Biotechnology–7.11%
AbbVie, Inc.	28,722	3,869,715
†Biogen, Inc.	4,426	1,260,746
†Regeneron Pharmaceuticals, Inc.	3,457	2,483,993
†Vertex Pharmaceuticals, Inc.	4,570	1,608,229
		9,222,683
Broadline Retail–3.71%
†Amazon.com, Inc.	36,901	4,810,414
		4,810,414
Building Products–1.09%
Trane Technologies PLC	7,410	1,417,237
		1,417,237
Capital Markets–5.41%
Ameriprise Financial, Inc.	5,267	1,749,487
Morgan Stanley	32,404	2,767,302
S&P Global, Inc.	6,251	2,505,963
		7,022,752
Chemicals–2.35%
Eastman Chemical Co.	11,601	971,236
PPG Industries, Inc.	14,020	2,079,166
		3,050,402
Construction Materials–0.67%
Vulcan Materials Co.	3,836	864,788
		864,788
Consumer Finance–1.68%
American Express Co.	12,527	2,182,203
		2,182,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–0.89%
Dollar General Corp.	6,793	$ 1,153,316
		1,153,316
Diversified Telecommunication Services–0.80%
Verizon Communications, Inc.	28,049	1,043,142
		1,043,142
Electric Utilities–4.29%
NextEra Energy, Inc.	49,053	3,639,733
†PG&E Corp.	111,883	1,933,338
		5,573,071
Electrical Equipment–2.49%
Eaton Corp. PLC	16,085	3,234,693
		3,234,693
Energy Equipment & Services–2.21%
Baker Hughes Co.	90,603	2,863,961
		2,863,961
Financial Services–2.61%
Mastercard, Inc. Class A	8,623	3,391,426
		3,391,426
Ground Transportation–2.91%
Norfolk Southern Corp.	8,751	1,984,377
†Uber Technologies, Inc.	41,649	1,797,987
		3,782,364
Health Care Providers & Services–3.18%
UnitedHealth Group, Inc.	8,583	4,125,333
		4,125,333
Hotels, Restaurants & Leisure–2.28%
McDonald's Corp.	9,920	2,960,227
		2,960,227
Industrial REITs–1.91%
Prologis, Inc.	20,239	2,481,909
		2,481,909
Insurance–1.39%
Progressive Corp.	13,602	1,800,497
		1,800,497
Interactive Media & Services–5.26%
†Alphabet, Inc. Class A	32,204	3,854,819
†Meta Platforms, Inc. Class A	10,376	2,977,704
		6,832,523
IT Services–1.17%
Accenture PLC Class A	4,908	1,514,511
		1,514,511
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.83%
Danaher Corp.	4,494	$ 1,078,560
		1,078,560
Machinery–2.34%
Deere & Co.	7,494	3,036,494
		3,036,494
Oil, Gas & Consumable Fuels–3.01%
ConocoPhillips	17,013	1,762,717
Pioneer Natural Resources Co.	10,323	2,138,719
		3,901,436
Pharmaceuticals–2.26%
Bristol-Myers Squibb Co.	45,961	2,939,206
		2,939,206
Semiconductors & Semiconductor Equipment–8.07%
†Advanced Micro Devices, Inc.	8,159	929,392
ASML Holding NV	608	440,648
NVIDIA Corp.	11,564	4,891,803
NXP Semiconductors NV	20,592	4,214,770
		10,476,613
Software–12.22%
Intuit, Inc.	2,760	1,264,604
Microsoft Corp.	36,472	12,420,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	18,302	$ 2,179,585
		15,864,364
Specialty Retail–3.28%
Lowe's Cos., Inc.	14,228	3,211,259
TJX Cos., Inc.	12,335	1,045,885
		4,257,144
Technology Hardware, Storage & Peripherals–6.26%
Apple, Inc.	40,308	7,818,543
Seagate Technology Holdings PLC	4,942	305,761
		8,124,304
Total Common Stock (Cost $79,623,767)		129,575,062

MONEY MARKET FUND–0.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	833,504	833,504
Total Money Market Fund (Cost $833,504)		833,504

TOTAL INVESTMENTS–100.47% (Cost $80,457,271)	130,408,566
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(611,146)
NET ASSETS APPLICABLE TO 3,718,050 SHARES OUTSTANDING–100.00%	$129,797,420
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($113,230,697 / 3,236,299 Shares)	$34.988
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($16,566,723 / 481,751 Shares)	$34.389
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 73,527,661
Distributable earnings/(accumulated loss)	56,269,759
TOTAL NET ASSETS	$129,797,420

† Non-income producing.
★ Includes $2,421,949 payable for securities purchased, $94,525 payable for fund shares redeemed, $40,554 other accrued expenses payable and $64,201 due to manager and affiliates as of June 30, 2023.

LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,011,866
Dividends from affiliated investments	15,761
Income from securities lending	25
Foreign taxes withheld	(6,539)
1,021,113
EXPENSES:
Management fees	340,706
Shareholder servicing fees	36,839
Professional fees	28,307
Distribution fees-Service Class	19,084
Custodian fees	13,729
Reports and statements to shareholders	12,100
Trustees’ fees and expenses	8,571
Accounting and administration expenses	6,909
Pricing fees	836
Consulting fees	601
Other	6,293
473,975
Less:
Management fees waived	(869)
Total operating expenses	473,106
NET INVESTMENT INCOME	548,007
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,659,931
Futures contracts	(15,773)
Net realized gain	7,644,158
Net change in unrealized appreciation (depreciation) of:
Investments	11,122,051
Futures contracts	9,306
Net change in unrealized appreciation (depreciation)	11,131,357
NET REALIZED AND UNREALIZED GAIN	18,775,515
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,323,522
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 548,007	$ 936,000
Net realized gain	7,644,158	4,776,000
Net change in unrealized appreciation (depreciation)	11,131,357	(34,816,000)
Net increase (decrease) in net assets resulting from operations	19,323,522	(29,104,000)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,619,141)	(17,774,000)
Service Class	(782,231)	(2,131,000)
	(6,401,372)	(19,905,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,694,026	28,391,000
Service Class	2,217,805	3,953,000
Reinvestment of dividends and distributions:
Standard Class	5,619,141	17,774,000
Service Class	782,231	2,131,000
	12,313,203	52,249,000
Cost of shares redeemed:
Standard Class	(12,721,538)	(40,201,000)
Service Class	(2,179,395)	(3,850,000)
	(14,900,933)	(44,051,000)
Increase (decrease) in net assets derived from capital share transactions	(2,587,730)	8,198,000
NET INCREASE (DECREASE) IN NET ASSETS	10,334,420	(40,811,000)
NET ASSETS:
Beginning of period	119,463,000	160,274,000
End of period	$129,797,420	$119,463,000
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 31.600	$ 45.86	$ 37.40	$ 32.27	$ 26.63	$ 32.43
Income (loss) from investment operations:
Net investment income[3]	0.151	0.26	0.20	0.30	0.26	0.27
Net realized and unrealized gain (loss)	4.985	(8.55)	10.44	7.16	7.81	(1.93)
Total from investment operations	5.136	(8.29)	10.64	7.46	8.07	(1.66)
Less dividends and distributions from:
Net investment income	(0.268)	(0.21)	(0.31)	(0.26)	(0.26)	(0.27)
Net realized gain	(1.480)	(5.76)	(1.87)	(2.07)	(2.17)	(3.87)
Total dividends and distributions	(1.748)	(5.97)	(2.18)	(2.33)	(2.43)	(4.14)
Net asset value, end of period	$ 34.988	$ 31.60	$ 45.86	$ 37.40	$ 32.27	$ 26.63
Total return[4]	16.84%	(18.67%)	29.34%	25.26%	31.75%	(6.16%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113,231	$ 105,316	$143,135	$121,611	$101,127	$ 84,126
Ratio of expenses to average net assets	0.73%	0.77%	0.74%	0.76%	0.78%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.77%	0.74%	0.76%	0.79%	0.79%
Ratio of net investment income to average net assets	0.92%	0.73%	0.48%	0.94%	0.88%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.92%	0.73%	0.48%	0.94%	0.87%	0.84%
Portfolio turnover	56%	48%	48%	66%	69%	95%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22 [1]	12/31/21 [1]	12/31/20 [1]	12/31/19 [1]	12/31/18 [1]
Net asset value, beginning of period	$ 31.050	$ 45.14	$ 36.85	$ 31.83	$ 26.29	$ 32.08
Income (loss) from investment operations:
Net investment income[3]	0.108	0.17	0.10	0.22	0.19	0.20
Net realized and unrealized gain (loss)	4.900	(8.41)	10.28	7.05	7.71	(1.92)
Total from investment operations	5.008	(8.24)	10.38	7.27	7.90	(1.72)
Less dividends and distributions from:
Net investment income	(0.189)	(0.09)	(0.22)	(0.18)	(0.19)	(0.20)
Net realized gain	(1.480)	(5.76)	(1.87)	(2.07)	(2.17)	(3.87)
Total dividends and distributions	(1.669)	(5.85)	(2.09)	(2.25)	(2.36)	(4.07)
Net asset value, end of period	$ 34.389	$ 31.05	$ 45.14	$ 36.85	$ 31.83	$ 26.29
Total return[4]	16.70%	(18.87%)	29.01%	24.95%	31.44%	(6.42%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16,567	$ 14,147	$ 17,139	$ 18,556	$ 17,054	$ 13,699
Ratio of expenses to average net assets	0.98%	1.02%	0.99%	1.01%	1.03%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.02%	0.99%	1.01%	1.03%	1.04%
Ratio of net investment income to average net assets	0.67%	0.49%	0.23%	0.69%	0.64%	0.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.67%	0.49%	0.23%	0.69%	0.64%	0.60%
Portfolio turnover	56%	48%	48%	66%	69%	95%

[1]	The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2023, LFI receives a management fee at an annual rate of 0.55% of the Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2023, management fees were paid by the Predecessor Fund to J.P. Morgan Investment Management Inc. (“JPMIM”),  in the amount of $225,674.
Effective May 1, 2023, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2023, no expense reimbursements were subject to recoupment.
Prior to May 1, 2023, JPMIM (for all share classes) and/or JPMorgan Distribution Services, Inc. ("JPMDS") (for Class 2 shares) had contractually agreed to waive fees and/or reimburse the Predecessor Fund to the extent that total annual operating expenses of the Predecessor Fund (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceeded 0.80% of the Predecessor Fund's average daily net assets for the Class 1 shares and 1.05% for the Class 2 shares.
Prior to May 1, 2023, JPMIM and/or JPMDS had contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from one or more money market funds advised by the Predecessor Adviser ("affiliated money market fund") on the Predecessor Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral.
The amount of these waivers resulting from investments in these money market funds for the period ended April 30, 2023 was $869.
Prior to May 1, 2023, JPMIM voluntarily agreed to reimburse the Predecessor Fund for Trustee Fees paid to one of the Predecessor Fund's interested Trustees.  The amount of this reimbursement was $528.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Effective May 1, 2023, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2023 through June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$1,117
Legal	134
Prior to May 1, 2023, the Predecessor Fund paid custody and accounting fees to JP Morgan Chase Bank, N.A. ("JPMCB") in the amount of $12,684 which are included in Custodian fees on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), provided certain administration services to the Predecessor Fund.  For these services, JPMIM's fees were calculated daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Predecessor Fund's average daily net assets, plus 0.050% of the Predecessor Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Predecessor Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Predecessor Fund's average daily net assets in excess of $25 billion.
LVIP JPMorgan U.S. Equity Fund-10

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $313 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$57,532
Distribution fees payable to LFD	3,321
Printing and mailing fees payable to Lincoln Life	314
Shareholder servicing fees payable to Lincoln Life	3,034
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Fund distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	$1,218,393	$5,546,266	$6,764,659	$—	$—	$—	$—	—	$15,761	$—
×JPMorgan U.S. Government Money Market Fund Class IM Shares	51,120	78,114	129,234	—	—	—	—	—	25*	—
Total	$1,269,513	$5,624,380	$6,893,893	$—	$—	$—	$—		$15,786	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
* Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank's fee).
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$69,825,021
Sales	83,943,678
LVIP JPMorgan U.S. Equity Fund-11

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$80,457,271
Aggregate unrealized appreciation of investments	$50,748,348
Aggregate unrealized depreciation of investments	(797,053)
Net unrealized appreciation of investments	$49,951,295
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$129,575,062	$—	$—	$129,575,062
Money Market Fund	833,504	—	—	833,504
Total Investments	$130,408,566	$—	$—	$130,408,566
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan U.S. Equity Fund-12

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	110,505	723,000
Service Class	67,486	119,000
Shares reinvested:
Standard Class	176,647	537,000
Service Class	25,007	65,000
	379,645	1,444,000
Shares redeemed:
Standard Class	(384,158)	(1,048,000)
Service Class	(66,406)	(108,000)
	(450,564)	(1,156,000)
Net increase	(70,919)	288,000
5. Securities Lending
Prior to May 1, 2023, the Predecessor Fund was authorized to engage in securities lending. Citibank N.A. (“Citibank”) served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Predecessor Fund retained the interest earned on cash collateral investments but was required to pay the borrower a rebate for the use of cash collateral.
The net income earned on the securities lending (after payment of rebates and Citibank's fee) is included on the Statement of Operations as Income from securities lending (net). The Predecessor Fund also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which were recorded as Dividend or Interest income, respectively on the Statement of Operations.
Prior to May 1, 2023, J.P. Morgan Investment Management Inc. (“JPMIM”), the Predecessor Adviser, voluntarily waived investment advisory fees charged to the Predecessor Fund associated with the Predecessor Fund's investment in the JPMorgan U.S. Government Money Market Fund in the amount of $8.
The above waiver was included in the determination of earnings on cash collateral investment and in the calculation of Citibank's compensation and is included on the Statement of Operations as income from securities lending (net).
As of May 1, 2023, the fund no longer participates in securities lending.
6. Line of Credit
Prior to May 1, 2023, the Predecessor Fund, along with certain other funds in the JPMorgan Insurance Trust ("Borrowers"), was a participant in  a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion ("Credit Facility") with various lenders and the Bank of New York Mellon, as administrative  agent for the lenders. This Credit Facility provided a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The annual commitment fee to maintain the Credit Facility was 0.15% on the unused portion of the Credit Facility and was allocated to all participating portfolios pro rata based on their respective net assets. The Predecessor Fund did not utilize the Credit Facility during the period ending April 30, 2023.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP JPMorgan U.S. Equity Fund-13

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   No futures contracts were outstanding at June 30, 2023.   During the six months ended June 30, 2023, the Fund had open futures contracts with a notional of $209,177 for 3 days.
During the six months ended June 30, 2023, the Fund used futures contracts as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(15,773)	$9,306
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Change in Independent Registered Public Accounting Firm
Effective, May 1, 2023, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed PricewaterhouseCoopers LLP (“PwC”) as the Funds' independent registered public accounting firm for the fiscal year ended December 31, 2023.  The dismissal of PwC is the result of, and effective as of the completion of, the acquisition by each Fund of a corresponding
LVIP JPMorgan U.S. Equity Fund-14

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 10. Change in Independent Registered Public Accounting Firm (continued)
series of the JPMorgan Insurance Trust, in each of which transactions the JPMorgan Insurance Trust series is the accounting survivor, The Audit Committee of the Trust's Board of Trustees participated in and approved the decision to engage Tait, Weller and Baker LLP (“TW”) as the independent registered public accounting firm for the fiscal year ended December 31, 2023. The selection of TW does not reflect any disagreements with or dissatisfaction by either Trust or the relevant Board with the performance of the Funds' prior independent registered public accounting firm, PwC.
11. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-15

LVIP JPMorgan U.S. Equity Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 6-7, 2022 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (formerly, Lincoln Investment Advisors Corporation (“LIAC”)); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with J.P. Morgan Investment Management Inc. (“JPM”) for four new series of the Trust (each a “Fund” and collectively the “Funds”).  The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by JPM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.  The Board considered that the Transaction was expected to take place in the second quarter of 2023.
The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and JPM prior to and during the meeting.  Among other information, LFI, Lincoln Life and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of JPM.  The Board noted that LFI and JPM provided services to other funds in the Trust and that the Board reviewed extensive information provided by LFI and JPM in connection with the 2022 contract renewal process.  The Board determined that, given the totality of the information provided in connection with the 2022 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements.  The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and JPM to consider the approval of the Advisory Agreements.
Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved.  In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below.  The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services.  In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance.  The Board considered LFI’s rationale for proposing the creation of the Funds and the adoption of the Acquired Funds.  The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.  The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement.  The Board concluded that the services provided by LFI were expected to be satisfactory.
Performance.  The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to JPM.  The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.
Management Fee.  The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard and Service class of each Fund through at least April 30, 2025 (i.e., two years from the closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.  The Board considered that each Fund’s management fee was the same as the applicable existing Acquired Fund advised by JPM.
The Board noted that the proposed investment management fee for the LVIP JPMorgan U.S. Equity Fund was below the median investment management fee of the peer group provided by LFI.  The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2025 (i.e., two years from the closing of the Transaction), was above the median expense ratio of the peer group.
In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.
Economies of Scale.  The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors.  The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard and Service class shares through April 30, 2025 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.
Profitability.  The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable.  The Board also considered that LFI or an affiliate would bear the costs associated with the Transaction.
LVIP JPMorgan U.S. Equity Fund-16

LVIP JPMorgan U.S. Equity Fund
Other Fund Information (unaudited) (continued)
Approval of Investment Management Agreement (continued)
Fallout Benefits.  Because of its relationship with each Fund, LFI and its affiliates may receive certain benefits.  The Board considered materials provided during the 2022 contract renewal process as to any such benefits to LFI and its affiliates.  Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) are expected to receive 12b-1 fees, which will be paid by each Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which will be the principal underwriter and distributor for Funds.  Lincoln Life will serve as the administrator for the Funds for which it will be separately compensated.  The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding the Funds’ shares on behalf of contract holders.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services.  In considering the approval of the sub-advisory agreement between LFI and JPM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by JPM under the sub-advisory agreement.  They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.  The Board considered that JPM currently serves as investment adviser to the Acquired Funds.  The Board concluded that the services to be provided by JPM were expected to be satisfactory.
Performance.  With respect to performance, the Board considered that the LVIP Funds had not commenced operations.  The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies.  The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended September 30, 2022 and the average performance of funds in its respective Morningstar category and benchmark index.
Sub-Advisory Fee and Economies of Scale.  The Board reviewed the proposed sub-advisory fee for each Fund and considered that the sub-advisory fee schedules were negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board concluded that the proposed subadvisory fee for each Fund was reasonable.
Profitability and Fallout Benefits.  The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees.  The Board noted management’s representation that any additional benefits JPM expects to receive were consistent with those JPM identified in connection with the 2022 15(c) process.  The Board further noted JPM’s statement at that time that it was not aware of other direct or indirect benefits that it expected to receive from its relationship to the Funds other than the receipt of subadvisory fees.
Conclusion.  Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the Program). The Program is overseen by the Liquidity Committee (the Committee), a committee comprised of representatives of LFI, the Funds’ investment adviser. The Funds’ Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.
The Funds were not operational as of December 31, 2022 and therefore were not included in the Committee’s most recent written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program.  The Funds will be included in the next annual report of the Committee, which will cover the period of January 1, 2023 through December 31, 2023.
Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan U.S. Equity Fund-17

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Loomis Sayles Global Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,271.40	0.77%	$4.34
Service Class Shares	1,000.00	1,269.30	1.12%	6.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.20	1.12%	5.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	99.01%
Brazil	2.91%
Canada	3.42%
China	9.68%
Denmark	2.50%
France	0.94%
Hong Kong	0.41%
Japan	2.54%
Netherlands	5.29%
Switzerland	8.36%
United Kingdom	3.63%
United States	54.01%
Uruguay	5.32%
Money Market Fund	0.79%
Total Investments	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	4.03%
Air Freight & Logistics	0.75%
Automobiles	3.88%
Beverages	3.32%
Biotechnology	5.89%
Broadline Retail	11.89%
Capital Markets	0.79%
Entertainment	3.40%
Financial Services	8.27%
Food Products	1.14%
Health Care Technology	1.35%
Hotels, Restaurants & Leisure	5.37%
Household Products	0.48%
Interactive Media & Services	16.21%
IT Services	3.42%
Machinery	3.29%
Personal Care Products	0.83%
Pharmaceuticals	7.88%
Professional Services	2.32%
Semiconductors & Semiconductor Equipment	3.03%
Software	10.93%
Textiles, Apparel & Luxury Goods	0.54%
Total	99.01%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Meta Platforms, Inc. Class A	6.81%
Amazon.com, Inc.	5.35%
MercadoLibre, Inc.	5.32%
Alphabet, Inc. Class A	4.65%
Oracle Corp.	4.08%
Boeing Co.	4.03%
Microsoft Corp.	3.92%
Tesla, Inc.	3.88%
Novartis AG	3.82%
Visa, Inc. Class A	3.67%
Total	45.53%

IT–Information Technology
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.01%
Brazil–2.91%
Ambev SA ADR	2,515,060	$ 7,997,891
		7,997,891
Canada–3.42%
†Shopify, Inc. Class A	145,671	9,410,347
		9,410,347
China–9.68%
†Alibaba Group Holding Ltd. ADR	40,191	3,349,920
†Baidu, Inc. ADR	38,970	5,335,383
Tencent Holdings Ltd.	182,200	7,725,493
†Trip.com Group Ltd. ADR	163,706	5,729,710
Yum China Holdings, Inc.	79,330	4,482,145
		26,622,651
Denmark–2.50%
Novo Nordisk AS Class B	42,568	6,876,422
		6,876,422
France–0.94%
Sodexo SA	23,518	2,589,739
		2,589,739
Hong Kong–0.41%
Budweiser Brewing Co. APAC Ltd.	439,413	1,137,051
		1,137,051
Japan–2.54%
FANUC Corp.	199,000	6,986,023
		6,986,023
Netherlands–5.29%
†Adyen NV	5,571	9,647,122
NXP Semiconductors NV	24,013	4,914,981
		14,562,103
Switzerland–8.36%
†CRISPR Therapeutics AG	90,316	5,070,340
Nestle SA	25,998	3,127,339
Novartis AG	104,195	10,504,878
Roche Holding AG	14,107	4,309,264
		23,011,821
United Kingdom–3.63%
Experian PLC	166,329	6,383,869
Reckitt Benckiser Group PLC	17,570	1,320,399
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever PLC	43,972	$ 2,291,903
		9,996,171
United States–54.01%
†Alnylam Pharmaceuticals, Inc.	32,731	6,216,926
†Alphabet, Inc. Class A	106,907	12,796,768
†Amazon.com, Inc.	112,999	14,730,550
†Autodesk, Inc.	11,661	2,385,957
†Block, Inc.	45,376	3,020,680
†Boeing Co.	52,543	11,094,980
Deere & Co.	5,078	2,057,555
†Doximity, Inc. Class A	109,101	3,711,616
Expeditors International of Washington, Inc.	17,087	2,069,748
†Meta Platforms, Inc. Class A	65,262	18,728,889
Microsoft Corp.	31,699	10,794,777
†Netflix, Inc.	21,216	9,345,436
Oracle Corp.	94,178	11,215,658
QUALCOMM, Inc.	28,771	3,424,900
†Salesforce, Inc.	26,795	5,660,712
SEI Investments Co.	36,404	2,170,406
†Tesla, Inc.	40,808	10,682,310
†Under Armour, Inc. Class A	204,929	1,479,587
†Vertex Pharmaceuticals, Inc.	13,964	4,914,071
Visa, Inc. Class A	42,539	10,102,162
Yum! Brands, Inc.	14,410	1,996,506
		148,600,194
Uruguay–5.32%
†MercadoLibre, Inc.	12,365	14,647,579
		14,647,579
Total Common Stock (Cost $188,800,290)		272,437,992

MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	2,178,544	2,178,544
Total Money Market Fund (Cost $2,178,544)		2,178,544

TOTAL INVESTMENTS–99.80% (Cost $190,978,834)	274,616,536
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	543,174
NET ASSETS APPLICABLE TO 18,973,933 SHARES OUTSTANDING–100.00%	$275,159,710
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($271,442,836 / 18,714,674 Shares)	$14.504
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($3,716,874 / 259,259 Shares)	$14.337
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$193,452,916
Distributable earnings/(accumulated loss)	81,706,794
TOTAL NET ASSETS	$275,159,710

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $26 expense reimbursement receivable from Lincoln Financial Investments Corporation, $478 payable for securities purchased, $92,918 payable for fund shares redeemed, $20,174 other accrued expenses payable, $160,382 due to manager and affiliates, $15,822 payable for audit fee and $21,742 payable for fund accounting fee as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,873,777
Foreign taxes withheld	(177,252)
1,696,525
EXPENSES:
Management fees	902,700
Shareholder servicing fees	38,497
Accounting and administration expenses	33,737
Professional fees	22,528
Custodian fees	12,354
Trustees’ fees and expenses	4,561
Distribution fees-Service Class	3,889
Pricing fees	3,743
Reports and statements to shareholders	1,757
Consulting fees	1,236
Other	5,006
1,030,008
Less:
Expenses reimbursed	(3,944)
Total operating expenses	1,026,064
NET INVESTMENT INCOME	670,461
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	725,078
Foreign currencies	(3,933)
Net realized gain	721,145
Net change in unrealized appreciation (depreciation) of:
Investments	62,862,521
Foreign currencies	17,947
Net change in unrealized appreciation (depreciation)	62,880,468
NET REALIZED AND UNREALIZED GAIN	63,601,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,272,074
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 670,461	$ 847,991
Net realized gain	721,145	1,853,046
Net change in unrealized appreciation (depreciation)	62,880,468	(90,230,869)
Net increase (decrease) in net assets resulting from operations	64,272,074	(87,529,832)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(17,189,498)
Service Class	—	(114,317)
	—	(17,303,815)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,309,360	64,185,967
Service Class	2,155,119	313,079
Reinvestment of dividends and distributions:
Standard Class	—	17,189,498
Service Class	—	114,317
	3,464,479	81,802,861
Cost of shares redeemed:
Standard Class	(44,721,194)	(60,540,529)
Service Class	(572,218)	(700,082)
	(45,293,412)	(61,240,611)
Increase (decrease) in net assets derived from capital share transactions	(41,828,933)	20,562,250
NET INCREASE (DECREASE) IN NET ASSETS	22,443,141	(84,271,397)
NET ASSETS:
Beginning of period	252,716,569	336,987,966
End of period	$275,159,710	$252,716,569
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended				5/1/18 to 12/31/18[2]
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 11.408	$ 16.534	$ 15.735	$ 12.220	$ 9.370	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.033	0.040	0.005	0.024	0.061	0.033
Net realized and unrealized gain (loss)	3.063	(4.324)	0.960	4.207	2.806	(0.643)
Total from investment operations	3.096	(4.284)	0.965	4.231	2.867	(0.610)
Less dividends and distributions from:
Net investment income	—	(0.045)	—	(0.040)	(0.014)	(0.020)
Net realized gain	—	(0.797)	(0.166)	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.842)	(0.166)	(0.716)	(0.017)	(0.020)
Net asset value, end of period	$ 14.504	$ 11.408	$ 16.534	$ 15.735	$ 12.220	$ 9.370
Total return[4]	27.14%	(25.74%)	6.12%	34.77%	30.61%	(6.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,443	$ 251,064	$334,283	$340,368	$358,653	$ 27,614
Ratio of expenses to average net assets	0.77%	0.77%	0.77% [5]	0.77%	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.77%	0.77%	0.76%	0.77%	0.86%	1.01%
Ratio of net investment income to average net assets	0.51%	0.31%	0.03% [5]	0.18%	0.54%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.51%	0.31%	0.04%	0.18%	0.45%	0.24%
Portfolio turnover	3%	42%	18%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended				5/1/18 to 12/31/18[2]
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 11.295	$ 16.379	$ 15.644	$ 12.174	$ 9.363	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.010	(0.006)	(0.054)	(0.023)	0.021	0.009
Net realized and unrealized gain (loss)	3.032	(4.281)	0.955	4.183	2.801	(0.641)
Total from investment operations	3.042	(4.287)	0.901	4.160	2.822	(0.632)
Less dividends and distributions from:
Net investment income	—	—	—	(0.014)	(0.008)	(0.005)
Net realized gain	—	(0.797)	(0.166)	(0.676)	(0.003)	—
Total dividends and distributions	—	(0.797)	(0.166)	(0.690)	(0.011)	(0.005)
Net asset value, end of period	$ 14.337	$ 11.295	$ 16.379	$ 15.644	$ 12.174	$ 9.363
Total return[4]	26.93%	(26.00%)	5.75%	34.32%	30.14%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,717	$ 1,653	$ 2,705	$ 3,191	$ 626	$ 73
Ratio of expenses to average net assets	1.12%	1.12%	1.12% [5]	1.12%	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.12%	1.11%	1.12%	1.21%	1.36%
Ratio of net investment income (loss) to average net assets	0.16%	(0.04%)	(0.32%) [5]	(0.17%)	0.19%	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.16%	(0.04%)	(0.31%)	(0.17%)	0.10%	(0.11%)
Portfolio turnover	3%	42%	18%	26%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Loomis Sayles Global Growth Fund is $72,346 and $72,076 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,911 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2025	Total
LFI	$ 5,665	$ 13,931	$ 19,596
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$10,869
Legal	1,744
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2023, there were no fees paid by the Fund for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 26
Management fees payable to LFI	152,352
Distribution fees payable to LFD	874
Printing and mailing fees payable to Lincoln Life	659
Shareholder servicing fees payable to Lincoln Life	6,497
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 9,214,942
Sales	50,970,552
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$190,978,834
Aggregate unrealized appreciation of investments	$ 91,190,336
Aggregate unrealized depreciation of investments	(7,552,634)
Net unrealized appreciation of investments	$ 83,637,702
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Loomis Sayles Global Growth Fund-10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$ 7,997,891	$ —	$—	$ 7,997,891
Canada	9,410,347	—	—	9,410,347
China	18,897,158	7,725,493	—	26,622,651
Denmark	—	6,876,422	—	6,876,422
France	—	2,589,739	—	2,589,739
Hong Kong	—	1,137,051	—	1,137,051
Japan	—	6,986,023	—	6,986,023
Netherlands	4,914,981	9,647,122	—	14,562,103
Switzerland	5,070,340	17,941,481	—	23,011,821
United Kingdom	—	9,996,171	—	9,996,171
United States	148,600,194	—	—	148,600,194
Uruguay	14,647,579	—	—	14,647,579
Money Market Fund	2,178,544	—	—	2,178,544
Total Investments	$211,717,034	$62,899,502	$—	$274,616,536
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	97,908	4,847,013
Service Class	158,057	23,934
Shares reinvested:
Standard Class	—	1,552,118
Service Class	—	10,477
	255,965	6,433,542
Shares redeemed:
Standard Class	(3,391,138)	(4,609,008)
Service Class	(45,131)	(53,241)
	(3,436,269)	(4,662,249)
Net increase (decrease)	(3,180,304)	1,771,293
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP Loomis Sayles Global Growth Fund-11

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Loomis Sayles Global Growth Fund-12

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-13

LVIP Loomis Sayles Global Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Loomis Sayles Global Growth Fund-14

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP MFS International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,109.00	0.19%	$0.99
Service Class Shares	1,000.00	1,107.70	0.44%	2.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.19%	$0.95
Service Class Shares	1,000.00	1,022.60	0.44%	2.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund-1

LVIP MFS International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	77.67%
Investment Companies	77.67%
Equity Fund	10.03%
International Equity Fund	67.64%
Unaffiliated Investments	22.08%
Investment Companies	22.08%
International Equity Fund	19.34%
Money Market Fund	2.74%
Total Investments	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%
LVIP MFS International Equity Managed Volatility Fund-2

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–77.67%
INVESTMENT COMPANIES–77.67%
Equity Fund–10.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,136,321	$ 58,955,731
		58,955,731
International Equity Fund–67.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	19,945,594	397,356,133
		397,356,133
Total Affiliated Investments (Cost $349,645,665)		456,311,864

UNAFFILIATED INVESTMENTS–22.08%
INVESTMENT COMPANIES–22.08%
International Equity Fund–19.34%
✠MFS® Variable Insurance Trust II– MFS® VIT II Research International Portfolio	5,231,416	113,626,348
113,626,348
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–2.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	16,088,547	$ 16,088,547
		16,088,547
Total Unaffiliated Investments (Cost $137,759,531)		129,714,895

TOTAL INVESTMENTS–99.75% (Cost $487,405,196)	586,026,759
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,463,910
NET ASSETS APPLICABLE TO 45,033,426 SHARES OUTSTANDING–100.00%	$587,490,669

✧✧ Standard Class shares.
✠ Initial Class.
LVIP MFS International Equity Managed Volatility Fund-3

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
43	British Pound	$3,412,856	$3,385,288	9/18/23	$ 27,568	$ —
42	Euro	5,750,325	5,684,209	9/18/23	66,116	—
47	Japanese Yen	4,119,844	4,279,749	9/18/23	—	(159,905)
					93,684	(159,905)
Equity Contracts:
6	E-mini MSCI Emerging Markets Index	299,370	300,106	9/15/23	—	(736)
10	E-mini S&P 500 Index	2,244,125	2,174,248	9/15/23	69,877	—
2	E-mini S&P MidCap 400 Index	528,820	516,335	9/15/23	12,485	—
119	Euro STOXX 50 Index	5,748,586	5,618,108	9/15/23	130,478	—
36	FTSE 100 Index	3,447,972	3,493,510	9/15/23	—	(45,538)
18	Nikkei 225 Index (OSE)	4,137,773	3,913,357	9/7/23	224,416	—
					437,256	(46,274)
Total Futures Contracts					$530,940	$(206,179)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-4

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$456,311,864
Unaffiliated investments, at value	129,714,895
Cash collateral held at broker for futures contracts	1,362,354
Variation margin due from broker on futures contracts	193,991
Receivable for fund shares sold	155,069
Dividends and interest receivable	66,054
Expense reimbursement receivable from Lincoln Financial Investments Corporation	32,581
Receivable for securities sold	28,601
Prepaid expenses	2,488
TOTAL ASSETS	587,867,897
LIABILITIES:
Due to manager and affiliates	222,452
Payable for fund shares redeemed	102,807
Payable for fund accounting fee	27,039
Other accrued expenses payable	24,930
TOTAL LIABILITIES	377,228
TOTAL NET ASSETS	$587,490,669
Affiliated investments, at cost	$349,645,665
Unaffiliated investments, at cost	137,759,531
Standard Class:
Net Assets	$ 14,974
Shares Outstanding	1,145
Net Asset Value Per Share	$ 13.073[1]
Service Class:
Net Assets	$587,475,695
Shares Outstanding	45,032,281
Net Asset Value Per Share	$ 13.046
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$466,768,235
Distributable earnings/(accumulated loss)	120,722,434
TOTAL NET ASSETS	$587,490,669

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-5

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 396,307
EXPENSES:
Management fees	2,484,741
Distribution fees-Service Class	730,788
Shareholder servicing fees	84,774
Accounting and administration expenses	57,066
Professional fees	23,537
Trustees’ fees and expenses	10,237
Reports and statements to shareholders	6,777
Custodian fees	6,229
Consulting fees	1,831
Pricing fees	346
Other	4,952
3,411,278
Less:
Management fees waived	(1,943,944)
Expenses reimbursed	(195,749)
Total operating expenses	1,271,585
NET INVESTMENT LOSS	(875,278)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,992,659
Sale of unaffiliated investments	(1,527,718)
Foreign currencies	20,654
Futures contracts	1,587,003
Net realized gain	2,072,598
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	46,208,785
Unaffiliated investments	12,547,483
Foreign currencies	4,370
Futures contracts	517,855
Net change in unrealized appreciation (depreciation)	59,278,493
NET REALIZED AND UNREALIZED GAIN	61,351,091
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,475,813
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (875,278)	$ 5,033,818
Net realized gain	2,072,598	36,478,364
Net change in unrealized appreciation (depreciation)	59,278,493	(156,356,150)
Net increase (decrease) in net assets resulting from operations	60,475,813	(114,843,968)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(165)
Service Class	—	(5,590,133)
	—	(5,590,298)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	7,609,024	41,814,150
Reinvestment of dividends and distributions:
Standard Class	—	165
Service Class	—	5,590,133
	7,609,024	47,404,448
Cost of shares redeemed:
Service Class	(58,499,441)	(50,958,590)
	(58,499,441)	(50,958,590)
Decrease in net assets derived from capital share transactions	(50,890,417)	(3,554,142)
NET INCREASE (DECREASE) IN NET ASSETS	9,585,396	(123,988,408)
NET ASSETS:
Beginning of period	577,905,273	701,893,681
End of period	$587,490,669	$ 577,905,273
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-6

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.788	$ 14.252	$ 12.809	$ 12.914	$ 10.377	$ 11.545
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)	0.131	0.088	0.118	0.175	0.160
Net realized and unrealized gain (loss)	1.286	(2.450)	1.502	0.177	2.562	(1.109)
Total from investment operations	1.285	(2.319)	1.590	0.295	2.737	(0.949)
Less dividends and distributions from:
Net investment income	—	(0.145)	(0.147)	(0.149)	(0.200)	(0.219)
Net realized gain	—	—	—	(0.251)	—	—
Total dividends and distributions	—	(0.145)	(0.147)	(0.400)	(0.200)	(0.219)
Net asset value, end of period	$ 13.073	$ 11.788	$ 14.252	$ 12.809	$ 12.914	$ 10.377
Total return[4]	10.90%	(16.26%)	12.42%	2.50%	26.37%	(8.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15	$ 14	$ 16	$ 14	$ 14	$ 11
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.14%	0.17%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets	(0.05%) [6]	1.09%	0.62%	1.02%	1.48%	1.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.78%) [6]	0.36%	(0.16%)	0.27%	0.76%	0.67%
Portfolio turnover	2%	31%	7%	15%	5%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-7

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.778	$ 14.239	$ 12.798	$ 12.908	$ 10.376	$ 11.546
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.101	0.051	0.089	0.146	0.131
Net realized and unrealized gain (loss)	1.287	(2.447)	1.502	0.173	2.559	(1.106)
Total from investment operations	1.268	(2.346)	1.553	0.262	2.705	(0.975)
Less dividends and distributions from:
Net investment income	—	(0.115)	(0.112)	(0.121)	(0.173)	(0.195)
Net realized gain	—	—	—	(0.251)	—	—
Total dividends and distributions	—	(0.115)	(0.112)	(0.372)	(0.173)	(0.195)
Net asset value, end of period	$ 13.046	$ 11.778	$ 14.239	$ 12.798	$ 12.908	$ 10.376
Total return[4]	10.77%	(16.47%)	12.14%	2.24%	26.06%	(8.45%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$587,476	$ 577,892	$701,878	$640,677	$593,257	$420,638
Ratio of expenses to average net assets[5]	0.44%	0.44%	0.39%	0.42%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.30%) [6]	0.84%	0.37%	0.77%	1.23%	1.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.03%) [6]	0.11%	(0.41%)	0.02%	0.51%	0.42%
Portfolio turnover	2%	31%	7%	15%	5%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS International Equity Managed Volatility Fund-9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   Effective January 1, 2023, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Effective January 1, 2023, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI. Prior to January 1, 2023, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.135% the Fund’s average daily net assets for the Standard Class and 0.385% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 429,468	$ 393,895	$ 389,908	$ 1,213,271
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$24,200
Legal	3,883
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,802 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP MFS International Equity Managed Volatility Fund-10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 32,581
Management fees payable to LFI	88,694
Distribution fees payable to LFD	119,855
Shareholder servicing fees payable to Lincoln Life	13,903
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-77.67%@
Equity Fund-10.03%@
✧✧LVIP MFS Value Fund	$ 55,847,027	$6,823,173	$ 4,966,898	$ 66,226	$ 1,186,203	$—	$ 58,955,731	1,136,321	$—	$—
International Equity Fund-67.64%@
✧✧LVIP MFS International Growth Fund	391,740,456	869,606	42,202,944	1,926,433	45,022,582	—	397,356,133	19,945,594	—	—
Total	$447,587,483	$7,692,779	$47,169,842	$1,992,659	$46,208,785	$—	$456,311,864		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 9,501,044
Sales	59,476,120
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$487,405,196
Aggregate unrealized appreciation of investments and derivatives	$107,197,140
Aggregate unrealized depreciation of investments and derivatives	(8,250,816)
Net unrealized appreciation of investments and derivatives	$ 98,946,324
LVIP MFS International Equity Managed Volatility Fund-11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$456,311,864	$—	$—	$456,311,864
Unaffiliated Investment Companies	129,714,895	—	—	129,714,895
Total Investments	$586,026,759	$—	$—	$586,026,759
Derivatives:
Assets:
Futures Contracts	$ 530,940	$—	$—	$ 530,940
Liabilities:
Futures Contracts	$ (206,179)	$—	$—	$ (206,179)
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Equity Managed Volatility Fund-12

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	—	—
Service Class	605,097	3,514,124
Shares reinvested:
Standard Class	—	14
Service Class	—	480,294
	605,097	3,994,432
Shares redeemed:
Standard Class	—	—
Service Class	(4,638,975)	(4,221,894)
	(4,638,975)	(4,221,894)
Net decrease	(4,033,878)	(227,462)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP MFS International Equity Managed Volatility Fund-13

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Variation margin due from broker on futures contracts	$437,257	Variation margin due from broker on futures contracts	$ (46,274)
Futures contracts (Currency contracts)	Variation margin due from broker on futures contracts	93,683	Variation margin due from broker on futures contracts	(159,905)
Total		$530,940		$(206,179)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,655,197	$ 771,435
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(68,194)	(253,580)
Total		$1,587,003	$ 517,855
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$30,102,478	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS International Equity Managed Volatility Fund-14

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund-15

LVIP MFS International Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Equity Managed Volatility Fund-16

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP MFS International Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,123.30	0.79%	$4.16
Service Class Shares	1,000.00	1,121.90	1.04%	5.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.79%	$3.96
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	98.21%
Australia	1.23%
Brazil	0.16%
Canada	6.58%
China	1.29%
France	18.59%
Germany	10.79%
Hong Kong	3.93%
India	1.28%
Ireland	2.14%
Israel	0.50%
Japan	10.91%
Macau	0.28%
Mexico	0.28%
Netherlands	5.37%
Peru	0.36%
Republic of Korea	0.90%
Singapore	2.06%
Spain	2.50%
Sweden	1.83%
Switzerland	13.07%
Taiwan	1.82%
Thailand	0.26%
United Kingdom	8.68%
United States	3.40%
Money Market Fund	1.40%
Total Investments	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.46%
Automobile Components	0.48%
Banks	3.25%
Beverages	5.87%
Broadline Retail	0.71%
Building Products	2.19%
Capital Markets	2.43%
Chemicals	10.51%
Commercial Services & Supplies	1.36%
Consumer Staples Distribution & Retail	0.50%
Electrical Equipment	3.85%
Electronic Equipment, Instruments & Components	0.51%
Sector	Percentage of Net Assets
Entertainment	0.12%
Financial Services	1.38%
Food Products	4.45%
Gas Utilities	0.14%
Ground Transportation	1.06%
Health Care Equipment & Supplies	4.27%
Hotels, Restaurants & Leisure	6.22%
Household Products	2.25%
Industrial Conglomerates	4.63%
Insurance	4.01%
Interactive Media & Services	1.12%
IT Services	2.10%
Life Sciences Tools & Services	1.08%
Machinery	1.62%
Metals & Mining	2.78%
Oil, Gas & Consumable Fuels	0.35%
Personal Care Products	0.45%
Pharmaceuticals	9.42%
Professional Services	1.40%
Semiconductors & Semiconductor Equipment	2.87%
Software	7.02%
Textiles, Apparel & Luxury Goods	6.25%
Tobacco	0.00%
Wireless Telecommunication Services	0.10%
Total	98.21%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
SAP SE	4.72%
Hitachi Ltd.	4.63%
Nestle SA	4.45%
Roche Holding AG	4.43%
LVMH Moet Hennessy Louis Vuitton SE	4.33%
Schneider Electric SE	3.85%
AIA Group Ltd.	3.79%
Linde PLC	3.40%
Amadeus IT Group SA	2.50%
Air Liquide SA	2.26%
Total	38.36%

IT–Information Technology
LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.21%
Australia–1.23%
Aristocrat Leisure Ltd.	355,460	$ 9,196,749
Lottery Corp. Ltd.	851,183	2,918,078
WiseTech Global Ltd.	87,082	4,670,926
		16,785,753
Brazil–0.16%
Hypera SA	219,654	2,116,627
		2,116,627
Canada–6.58%
Agnico Eagle Mines Ltd.	362,750	18,113,540
Canadian Pacific Kansas City Ltd.	178,634	14,428,260
Element Fleet Management Corp.	1,232,411	18,773,394
Franco-Nevada Corp.	138,516	19,741,994
RB Global, Inc.	306,865	18,415,375
		89,472,563
China–1.29%
†Alibaba Group Holding Ltd.	276,400	2,877,276
Kingsoft Corp. Ltd.	402,400	1,590,508
Ping An Insurance Group Co. of China Ltd. Class H	474,500	3,030,590
Tencent Holdings Ltd.	134,100	5,685,997
Yum China Holdings, Inc.	76,675	4,335,592
		17,519,963
France–18.59%
Air Liquide SA	171,284	30,717,233
Capgemini SE	100,444	19,018,328
Dassault Systemes SE	263,843	11,691,134
EssilorLuxottica SA	153,050	28,860,669
Kering SA	28,579	15,781,300
LVMH Moet Hennessy Louis Vuitton SE	62,485	58,917,870
Pernod Ricard SA	134,860	29,800,645
Schneider Electric SE	288,387	52,393,178
Sodexo SA	52,322	5,761,559
		252,941,916
Germany–10.79%
Bayer AG	328,846	18,203,283
Deutsche Boerse AG	109,017	20,126,110
GEA Group AG	415,756	17,406,060
Merck KGaA	79,301	13,126,682
SAP SE	470,205	64,233,497
Symrise AG	130,579	13,691,534
		146,787,166
Hong Kong–3.93%
AIA Group Ltd.	5,075,800	51,552,344
China Resources Gas Group Ltd.	571,700	1,960,581
		53,512,925
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–1.28%
HDFC Bank Ltd. ADR	135,173	$ 9,421,558
ITC Ltd.	7,521	41,471
Reliance Industries Ltd.	151,937	4,736,041
UPL Ltd.	388,662	3,264,018
		17,463,088
Ireland–2.14%
†Flutter Entertainment PLC	120,130	24,144,564
Kingspan Group PLC	73,724	4,907,351
		29,051,915
Israel–0.50%
†Nice Ltd. Sponsored ADR	33,218	6,859,517
		6,859,517
Japan–10.91%
Chugai Pharmaceutical Co. Ltd.	264,300	7,527,005
Hitachi Ltd.	1,012,600	62,959,926
Koito Manufacturing Co. Ltd.	357,900	6,494,862
Kose Corp.	34,200	3,287,625
Mitsubishi Heavy Industries Ltd.	99,800	4,661,184
Nitto Denko Corp.	190,800	14,162,260
Nomura Research Institute Ltd.	343,800	9,498,312
Oracle Corp. Japan	110,200	8,195,975
Resonac Holdings Corp.	430,100	6,987,490
Sugi Holdings Co. Ltd.	123,400	5,513,554
Terumo Corp.	395,600	12,599,721
Z Holdings Corp.	2,685,400	6,472,053
		148,359,967
Macau–0.28%
†Sands China Ltd.	1,118,000	3,828,827
		3,828,827
Mexico–0.28%
Grupo Financiero Banorte SAB de CV Class O	470,293	3,869,058
		3,869,058
Netherlands–5.37%
Akzo Nobel NV	175,578	14,354,057
ASML Holding NV	20,490	14,861,986
Heineken NV	213,135	21,918,071
†Just Eat Takeaway.com NV	22,991	352,419
†Prosus NV	93,092	6,817,510
†QIAGEN NV	326,757	14,687,721
		72,991,764
Peru–0.36%
Credicorp Ltd.	33,584	4,958,342
		4,958,342
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–0.90%
Amorepacific Corp.	38,784	$ 2,886,900
NAVER Corp.	21,443	3,001,695
SK Hynix, Inc.	73,150	6,427,279
		12,315,874
Singapore–2.06%
DBS Group Holdings Ltd.	1,025,400	23,945,928
Singapore Technologies Engineering Ltd.	1,507,900	4,114,556
		28,060,484
Spain–2.50%
†Amadeus IT Group SA	446,470	33,998,854
		33,998,854
Sweden–1.83%
Assa Abloy AB Class B	1,035,756	24,896,431
		24,896,431
Switzerland–13.07%
Alcon, Inc.	62,781	5,208,460
Nestle SA	503,374	60,551,625
Novartis AG	267,628	26,982,096
Roche Holding AG	197,384	60,294,872
Sika AG	46,764	13,393,236
Sonova Holding AG	42,493	11,338,714
		177,769,003
Taiwan–1.82%
Delta Electronics, Inc.	628,000	6,959,701
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,287	17,790,884
		24,750,585
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.26%
Advanced Info Service PCL	219,200	$ 1,323,052
Kasikornbank PCL	597,300	2,190,072
		3,513,124
United Kingdom–8.68%
Burberry Group PLC	381,145	10,284,611
Diageo PLC	655,051	28,161,264
Experian PLC	495,751	19,027,406
London Stock Exchange Group PLC	121,090	12,888,012
†Ocado Group PLC	175,766	1,271,917
Reckitt Benckiser Group PLC	407,360	30,613,413
†Rolls-Royce Holdings PLC	8,208,837	15,785,604
		118,032,227
United States–3.40%
Linde PLC	121,351	46,244,439
		46,244,439
Total Common Stock (Cost $892,254,370)		1,336,100,412

MONEY MARKET FUND–1.40%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	19,063,800	19,063,800
Total Money Market Fund (Cost $19,063,800)		19,063,800

TOTAL INVESTMENTS–99.61% (Cost $911,318,170)	1,355,164,212
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	5,253,295
NET ASSETS APPLICABLE TO 68,295,814 SHARES OUTSTANDING–100.00%	$1,360,417,507
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,085,807,428 / 54,502,500 Shares)	$19.922
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($274,610,079 / 13,793,314 Shares)	$19.909
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 829,349,964
Distributable earnings/(accumulated loss)	531,067,543
TOTAL NET ASSETS	$1,360,417,507

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
★ Includes $757,086 payable for securities purchased, $235,474 payable for fund shares redeemed, $165,841 other accrued expenses payable, $885,121 due to manager and affiliates and $154,965 foreign capital gain taxes payable as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 21,846,971
Foreign taxes withheld	(2,419,220)
19,427,751
EXPENSES:
Management fees	5,817,602
Distribution fees-Service Class	336,260
Shareholder servicing fees	205,945
Accounting and administration expenses	146,321
Professional fees	64,226
Custodian fees	59,131
Trustees’ fees and expenses	25,338
Reports and statements to shareholders	12,562
Pricing fees	5,801
Consulting fees	1,656
Other	18,272
6,693,114
Less:
Management fees waived	(729,990)
Total operating expenses	5,963,124
NET INVESTMENT INCOME	13,464,627
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	50,997,214
Foreign currencies	50,465
Net realized gain	51,047,679
Net change in unrealized appreciation (depreciation) of:
Investments	104,764,969
Foreign currencies	89,263
Net change in unrealized appreciation (depreciation)	104,854,232
NET REALIZED AND UNREALIZED GAIN	155,901,911
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,366,538
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 13,464,627	$ 14,655,921
Net realized gain	51,047,679	47,752,083
Net change in unrealized appreciation (depreciation)	104,854,232	(316,759,856)
Net increase (decrease) in net assets resulting from operations	169,366,538	(254,351,852)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(97,421,847)
Service Class	—	(20,621,032)
	—	(118,042,879)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,355,618	125,962,100
Service Class	12,607,201	31,672,326
Reinvestment of dividends and distributions:
Standard Class	—	97,421,847
Service Class	—	20,621,032
	46,962,819	275,677,305
Cost of shares redeemed:
Standard Class	(253,811,404)	(193,308,548)
Service Class	(29,615,798)	(42,614,038)
	(283,427,202)	(235,922,586)
Increase (decrease) in net assets derived from capital share transactions	(236,464,383)	39,754,719
NET DECREASE IN NET ASSETS	(67,097,845)	(332,640,012)
NET ASSETS:
Beginning of period	1,427,515,352	1,760,155,364
End of period	$1,360,417,507	$1,427,515,352
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 17.736	$ 22.641	$ 21.750	$ 19.265	$ 16.018	$ 17.878
Income (loss) from investment operations:
Net investment income[2]	0.185	0.193	0.160	0.156	0.285	0.226
Net realized and unrealized gain (loss)	2.001	(3.576)	2.256	2.631	4.061	(1.687)
Total from investment operations	2.186	(3.383)	2.416	2.787	4.346	(1.461)
Less dividends and distributions from:
Net investment income	—	(0.196)	(0.157)	(0.186)	(0.284)	(0.233)
Net realized gain	—	(1.326)	(1.368)	(0.116)	(0.815)	(0.166)
Total dividends and distributions	—	(1.522)	(1.525)	(0.302)	(1.099)	(0.399)
Net asset value, end of period	$ 19.922	$ 17.736	$ 22.641	$ 21.750	$ 19.265	$ 16.018
Total return[3]	12.33%	(14.28%)	11.24%	14.54%	27.56%	(8.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,085,807	$1,166,939	$1,442,752	$1,298,318	$1,344,586	$1,261,880
Ratio of expenses to average net assets	0.79%	0.79%	0.78%	0.79%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.88%	0.89%	0.89%	0.90%
Ratio of net investment income to average net assets	1.96%	1.02%	0.70%	0.83%	1.56%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.86%	0.92%	0.60%	0.73%	1.46%	1.18%
Portfolio turnover	9%	12%	18%	23%	11%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 17.746	$ 22.658	$ 21.767	$ 19.286	$ 16.039	$ 17.899
Income (loss) from investment operations:
Net investment income[2]	0.161	0.146	0.103	0.109	0.239	0.163
Net realized and unrealized gain (loss)	2.002	(3.581)	2.258	2.626	4.063	(1.667)
Total from investment operations	2.163	(3.435)	2.361	2.735	4.302	(1.504)
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.102)	(0.138)	(0.240)	(0.190)
Net realized gain	—	(1.326)	(1.368)	(0.116)	(0.815)	(0.166)
Total dividends and distributions	—	(1.477)	(1.470)	(0.254)	(1.055)	(0.356)
Net asset value, end of period	$ 19.909	$ 17.746	$ 22.658	$ 21.767	$ 19.286	$ 16.039
Total return[3]	12.19%	(14.50%)	10.97%	14.25%	27.25%	(8.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$274,610	$ 260,576	$317,403	$283,856	$252,214	$197,084
Ratio of expenses to average net assets	1.04%	1.04%	1.03%	1.04%	1.04%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.13%	1.14%	1.14%	1.15%
Ratio of net investment income to average net assets	1.71%	0.77%	0.45%	0.58%	1.31%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.61%	0.67%	0.35%	0.48%	1.21%	0.93%
Portfolio turnover	9%	12%	18%	23%	11%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP MFS International Growth Fund is $248,074 and $247,366 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$59,401
Legal	9,529
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,206 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$797,037
Distribution fees payable to LFD	55,864
Shareholder servicing fees payable to Lincoln Life	32,220
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$130,334,185
Sales	358,993,822
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$911,318,170
Aggregate unrealized appreciation of investments	$486,839,674
Aggregate unrealized depreciation of investments	(42,993,632)
Net unrealized appreciation of investments	$443,846,042
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 16,785,753	$—	$ 16,785,753
Brazil	2,116,627	—	—	2,116,627
Canada	89,472,563	—	—	89,472,563
China	3,072,188	14,447,775	—	17,519,963
France	—	252,941,916	—	252,941,916
Germany	—	146,787,166	—	146,787,166
Hong Kong	—	53,512,925	—	53,512,925
India	9,421,558	8,041,530	—	17,463,088
Ireland	—	29,051,915	—	29,051,915
Israel	6,859,517	—	—	6,859,517
Japan	—	148,359,967	—	148,359,967
Macau	—	3,828,827	—	3,828,827
Mexico	3,869,058	—	—	3,869,058
Netherlands	—	72,991,764	—	72,991,764
Peru	4,958,342	—	—	4,958,342
Republic of Korea	—	12,315,874	—	12,315,874
Singapore	—	28,060,484	—	28,060,484
Spain	—	33,998,854	—	33,998,854
Sweden	—	24,896,431	—	24,896,431
Switzerland	—	177,769,003	—	177,769,003
Taiwan	17,790,884	6,959,701	—	24,750,585
Thailand	3,513,124	—	—	3,513,124
United Kingdom	—	118,032,227	—	118,032,227
United States	46,244,439	—	—	46,244,439
Money Market Fund	19,063,800	—	—	19,063,800
Total Investments	$206,382,100	$1,148,782,112	$—	$1,355,164,212
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund-12

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,786,676	6,403,057
Service Class	653,801	1,654,908
Shares reinvested:
Standard Class	—	5,974,714
Service Class	—	1,270,250
	2,440,477	15,302,929
Shares redeemed:
Standard Class	(13,079,922)	(10,303,969)
Service Class	(1,544,201)	(2,250,181)
	(14,624,123)	(12,554,150)
Net increase (decrease)	(12,183,646)	2,748,779
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP MFS International Growth Fund-13

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-14

LVIP MFS International Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Growth Fund-15

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP MFS Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,020.80	0.62%	$3.11
Service Class Shares	1,000.00	1,019.60	0.87%	4.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.62%	$3.11
Service Class Shares	1,000.00	1,020.50	0.87%	4.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund-1

LVIP MFS Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.80%
Aerospace & Defense	4.59%
Banks	6.58%
Beverages	2.56%
Building Products	1.70%
Capital Markets	5.17%
Chemicals	3.73%
Consumer Finance	1.82%
Consumer Staples Distribution & Retail	1.23%
Electric Utilities	5.99%
Electrical Equipment	1.41%
Food Products	1.98%
Ground Transportation	2.50%
Health Care Equipment & Supplies	3.62%
Health Care Providers & Services	4.44%
Hotels, Restaurants & Leisure	1.38%
Household Products	1.37%
Industrial Conglomerates	1.96%
Industrial REITs	1.70%
Insurance	11.06%
IT Services	2.00%
Life Sciences Tools & Services	1.93%
Machinery	2.68%
Media	3.56%
Multi-Utilities	1.39%
Oil, Gas & Consumable Fuels	4.79%
Personal Care Products	0.29%
Pharmaceuticals	7.13%
Professional Services	1.17%
Semiconductors & Semiconductor Equipment	6.45%
Specialized REITs	0.38%
Specialty Retail	2.24%
Money Market Fund	1.28%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase & Co.	4.02%
Johnson & Johnson	2.86%
Aon PLC Class A	2.70%
Cigna Group	2.69%
Marsh & McLennan Cos., Inc.	2.55%
Comcast Corp. Class A	2.53%
ConocoPhillips	2.46%
Texas Instruments, Inc.	2.44%
Progressive Corp.	2.32%
Northrop Grumman Corp.	2.27%
Total	26.84%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
Aerospace & Defense–4.59%
General Dynamics Corp.	149,083	$ 32,075,208
Northrop Grumman Corp.	96,104	43,804,203
Raytheon Technologies Corp.	129,553	12,691,012
		88,570,423
Banks–6.58%
Citigroup, Inc.	517,910	23,844,576
JPMorgan Chase & Co.	533,320	77,566,061
PNC Financial Services Group, Inc.	147,437	18,569,690
Truist Financial Corp.	230,734	7,002,777
		126,983,104
Beverages–2.56%
Diageo PLC	729,292	31,352,955
PepsiCo, Inc.	97,811	18,116,553
		49,469,508
Building Products–1.70%
Johnson Controls International PLC	232,477	15,840,983
Masco Corp.	34,068	1,954,822
Trane Technologies PLC	78,273	14,970,494
		32,766,299
Capital Markets–5.17%
BlackRock, Inc.	29,206	20,185,435
Goldman Sachs Group, Inc.	23,012	7,422,290
KKR & Co., Inc.	210,205	11,771,480
Morgan Stanley	402,569	34,379,393
Nasdaq, Inc.	522,147	26,029,028
		99,787,626
Chemicals–3.73%
Corteva, Inc.	125,214	7,174,762
DuPont de Nemours, Inc.	384,996	27,504,114
International Flavors & Fragrances, Inc.	12,296	978,639
PPG Industries, Inc.	124,224	18,422,419
Sherwin-Williams Co.	67,555	17,937,204
		72,017,138
Consumer Finance–1.82%
American Express Co.	201,927	35,175,683
		35,175,683
Consumer Staples Distribution & Retail–1.23%
Target Corp.	179,211	23,637,931
		23,637,931
Electric Utilities–5.99%
American Electric Power Co., Inc.	119,157	10,033,020
Duke Energy Corp.	379,911	34,093,213
Exelon Corp.	390,949	15,927,262
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
†PG&E Corp.	280,154	$ 4,841,061
Southern Co.	519,689	36,508,152
Xcel Energy, Inc.	226,906	14,106,746
		115,509,454
Electrical Equipment–1.41%
Eaton Corp. PLC	135,207	27,190,128
		27,190,128
Food Products–1.98%
Archer-Daniels-Midland Co.	74,961	5,664,053
Nestle SA	270,548	32,544,631
		38,208,684
Ground Transportation–2.50%
Canadian National Railway Co.	96,502	11,683,497
Union Pacific Corp.	179,065	36,640,280
		48,323,777
Health Care Equipment & Supplies–3.62%
Abbott Laboratories	259,489	28,289,491
†Boston Scientific Corp.	368,026	19,906,526
Medtronic PLC	246,820	21,744,842
		69,940,859
Health Care Providers & Services–4.44%
Cigna Group	184,861	51,871,997
McKesson Corp.	78,895	33,712,622
		85,584,619
Hotels, Restaurants & Leisure–1.38%
Marriott International, Inc. Class A	144,947	26,625,314
		26,625,314
Household Products–1.37%
Kimberly-Clark Corp.	119,403	16,484,778
Reckitt Benckiser Group PLC	131,268	9,864,890
		26,349,668
Industrial Conglomerates–1.96%
Honeywell International, Inc.	182,635	37,896,762
		37,896,762
Industrial REITs–1.70%
Prologis, Inc.	268,144	32,882,499
		32,882,499
Insurance–11.06%
Aon PLC Class A	151,054	52,143,841
Chubb Ltd.	191,387	36,853,481
Marsh & McLennan Cos., Inc.	261,957	49,268,872
Progressive Corp.	337,997	44,740,663
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	175,009	$ 30,392,063
		213,398,920
IT Services–2.00%
Accenture PLC Class A	125,307	38,667,234
		38,667,234
Life Sciences Tools & Services–1.93%
Danaher Corp.	48,926	11,742,240
Thermo Fisher Scientific, Inc.	48,965	25,547,489
		37,289,729
Machinery–2.68%
Illinois Tool Works, Inc.	133,147	33,308,053
Otis Worldwide Corp.	75,868	6,753,011
PACCAR, Inc.	139,838	11,697,449
		51,758,513
Media–3.56%
†Charter Communications, Inc. Class A	53,879	19,793,528
Comcast Corp. Class A	1,175,259	48,832,012
		68,625,540
Multi-Utilities–1.39%
Dominion Energy, Inc.	516,283	26,738,297
		26,738,297
Oil, Gas & Consumable Fuels–4.79%
ConocoPhillips	458,311	47,485,603
EOG Resources, Inc.	150,775	17,254,691
Pioneer Natural Resources Co.	133,714	27,702,866
		92,443,160
Personal Care Products–0.29%
†Kenvue, Inc.	213,418	5,638,504
		5,638,504
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–7.13%
Johnson & Johnson	333,480	$ 55,197,610
Merck & Co., Inc.	334,372	38,583,185
Pfizer, Inc.	1,011,162	37,089,422
Roche Holding AG	21,734	6,639,083
		137,509,300
Professional Services–1.17%
Equifax, Inc.	96,094	22,610,918
		22,610,918
Semiconductors & Semiconductor Equipment–6.45%
Analog Devices, Inc.	123,465	24,052,216
KLA Corp.	60,637	29,410,158
NXP Semiconductors NV	116,535	23,852,384
Texas Instruments, Inc.	261,565	47,086,931
		124,401,689
Specialized REITs–0.38%
Public Storage	25,027	7,304,881
		7,304,881
Specialty Retail–2.24%
Lowe's Cos., Inc.	191,134	43,138,944
		43,138,944
Total Common Stock (Cost $1,091,898,559)		1,906,445,105

MONEY MARKET FUND–1.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	24,807,055	24,807,055
Total Money Market Fund (Cost $24,807,055)		24,807,055

TOTAL INVESTMENTS–100.08% (Cost $1,116,705,614)	1,931,252,160
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,635,610)
NET ASSETS APPLICABLE TO 37,244,182 SHARES OUTSTANDING–100.00%	$1,929,616,550
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($860,629,578 / 16,587,941 Shares)	$51.883
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,068,986,972 / 20,656,241 Shares)	$51.751
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 943,396,715
Distributable earnings/(accumulated loss)	986,219,835
TOTAL NET ASSETS	$1,929,616,550

† Non-income producing.
★ Includes $2,634,085 payable for securities purchased, $640,105 payable for fund shares redeemed, $136,548 other accrued expenses payable and $1,125,819 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 23,272,023
Foreign taxes withheld	(204,890)
23,067,133
EXPENSES:
Management fees	5,573,717
Distribution fees-Service Class	1,302,658
Shareholder servicing fees	270,738
Accounting and administration expenses	187,455
Professional fees	37,035
Trustees’ fees and expenses	32,865
Reports and statements to shareholders	19,466
Custodian fees	7,848
Pricing fees	4,020
Consulting fees	1,815
Other	24,462
7,462,079
Less:
Management fees waived	(373,432)
Total operating expenses	7,088,647
NET INVESTMENT INCOME	15,978,486
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	46,445,838
Foreign currencies	11,341
Net realized gain	46,457,179
Net change in unrealized appreciation (depreciation) of:
Investments	(24,204,377)
Foreign currencies	14,242
Net change in unrealized appreciation (depreciation)	(24,190,135)
NET REALIZED AND UNREALIZED GAIN	22,267,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,245,530
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 15,978,486	$ 29,711,833
Net realized gain	46,457,179	122,708,056
Net change in unrealized appreciation (depreciation)	(24,190,135)	(292,212,224)
Net increase (decrease) in net assets resulting from operations	38,245,530	(139,792,335)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(50,157,876)
Service Class	—	(63,007,906)
	—	(113,165,782)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	80,781,379	105,040,721
Service Class	45,680,982	99,337,275
Reinvestment of dividends and distributions:
Standard Class	—	50,157,876
Service Class	—	63,007,906
	126,462,361	317,543,778
Cost of shares redeemed:
Standard Class	(61,218,342)	(185,249,852)
Service Class	(61,479,853)	(217,516,619)
	(122,698,195)	(402,766,471)
Increase (decrease) in net assets derived from capital share transactions	3,764,166	(85,222,693)
NET INCREASE (DECREASE) IN NET ASSETS	42,009,696	(338,180,810)
NET ASSETS:
Beginning of period	1,887,606,854	2,225,787,664
End of period	$1,929,616,550	$1,887,606,854
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 50.824	$ 57.719	$ 47.407	$ 46.462	$ 36.798	$ 43.085
Income (loss) from investment operations:
Net investment income[2]	0.465	0.876	0.744	0.706	0.731	0.722
Net realized and unrealized gain (loss)	0.594	(4.561)	11.259	0.981	10.207	(4.818)
Total from investment operations	1.059	(3.685)	12.003	1.687	10.938	(4.096)
Less dividends and distributions from:
Net investment income	—	(0.951)	(0.758)	(0.735)	(0.744)	(0.733)
Net realized gain	—	(2.259)	(0.933)	(0.007)	(0.530)	(1.458)
Total dividends and distributions	—	(3.210)	(1.691)	(0.742)	(1.274)	(2.191)
Net asset value, end of period	$ 51.883	$ 50.824	$ 57.719	$ 47.407	$ 46.462	$ 36.798
Total return[3]	2.08%	(6.07%)	25.46%	3.66%	29.84%	(9.99%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$860,630	$823,716	$962,574	$749,207	$670,397	$492,642
Ratio of expenses to average net assets	0.62%	0.63%	0.65%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.65%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets	1.85%	1.66%	1.38%	1.66%	1.70%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	1.63%	1.38%	1.66%	1.70%	1.71%
Portfolio turnover	7%	14%	9%	15%	12%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 50.758	$ 57.652	$ 47.359	$ 46.426	$ 36.778	$ 43.059
Income (loss) from investment operations:
Net investment income[2]	0.401	0.743	0.607	0.599	0.622	0.617
Net realized and unrealized gain (loss)	0.592	(4.560)	11.239	0.969	10.192	(4.813)
Total from investment operations	0.993	(3.817)	11.846	1.568	10.814	(4.196)
Less dividends and distributions from:
Net investment income	—	(0.818)	(0.620)	(0.628)	(0.636)	(0.627)
Net realized gain	—	(2.259)	(0.933)	(0.007)	(0.530)	(1.458)
Total dividends and distributions	—	(3.077)	(1.553)	(0.635)	(1.166)	(2.085)
Net asset value, end of period	$ 51.751	$ 50.758	$ 57.652	$ 47.359	$ 46.426	$ 36.778
Total return[3]	1.96%	(6.31%)	25.15%	3.40%	29.52%	(10.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,068,987	$1,063,891	$1,263,214	$1,108,447	$1,070,132	$ 863,228
Ratio of expenses to average net assets	0.87%	0.88%	0.90%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.90%	0.92%	0.92%	0.93%
Ratio of net investment income to average net assets	1.60%	1.41%	1.13%	1.41%	1.45%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.56%	1.38%	1.13%	1.41%	1.45%	1.46%
Portfolio turnover	7%	14%	9%	15%	12%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. Effective January 1, 2023, the waiver amount is 0.04% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to January 1, 2023, the waiver amount was 0.03% of the Fund’s average daily net assets.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$77,164
Legal	12,379
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,348 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$865,120
Distribution fees payable to LFD	215,648
Shareholder servicing fees payable to Lincoln Life	45,051
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$137,564,457
Sales	126,285,225
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,116,705,614
Aggregate unrealized appreciation of investments	$ 851,172,583
Aggregate unrealized depreciation of investments	(36,626,037)
Net unrealized appreciation of investments	$ 814,546,546
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund-11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 88,570,423	$ —	$—	$ 88,570,423
Banks	126,983,104	—	—	126,983,104
Beverages	18,116,553	31,352,955	—	49,469,508
Building Products	32,766,299	—	—	32,766,299
Capital Markets	99,787,626	—	—	99,787,626
Chemicals	72,017,138	—	—	72,017,138
Consumer Finance	35,175,683	—	—	35,175,683
Consumer Staples Distribution & Retail	23,637,931	—	—	23,637,931
Electric Utilities	115,509,454	—	—	115,509,454
Electrical Equipment	27,190,128	—	—	27,190,128
Food Products	5,664,053	32,544,631	—	38,208,684
Ground Transportation	48,323,777	—	—	48,323,777
Health Care Equipment & Supplies	69,940,859	—	—	69,940,859
Health Care Providers & Services	85,584,619	—	—	85,584,619
Hotels, Restaurants & Leisure	26,625,314	—	—	26,625,314
Household Products	16,484,778	9,864,890	—	26,349,668
Industrial Conglomerates	37,896,762	—	—	37,896,762
Industrial REITs	32,882,499	—	—	32,882,499
Insurance	213,398,920	—	—	213,398,920
IT Services	38,667,234	—	—	38,667,234
Life Sciences Tools & Services	37,289,729	—	—	37,289,729
Machinery	51,758,513	—	—	51,758,513
Media	68,625,540	—	—	68,625,540
Multi-Utilities	26,738,297	—	—	26,738,297
Oil, Gas & Consumable Fuels	92,443,160	—	—	92,443,160
Personal Care Products	5,638,504	—	—	5,638,504
Pharmaceuticals	130,870,217	6,639,083	—	137,509,300
Professional Services	22,610,918	—	—	22,610,918
Semiconductors & Semiconductor Equipment	124,401,689	—	—	124,401,689
Specialized REITs	7,304,881	—	—	7,304,881
Specialty Retail	43,138,944	—	—	43,138,944
Money Market Fund	24,807,055	—	—	24,807,055
Total Investments	$1,850,850,601	$80,401,559	$—	$1,931,252,160
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund-12

LVIP MFS Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,596,567	2,008,371
Service Class	908,839	1,887,939
Shares reinvested:
Standard Class	—	1,028,318
Service Class	—	1,298,585
	2,505,406	6,223,213
Shares redeemed:
Standard Class	(1,215,747)	(3,506,466)
Service Class	(1,212,532)	(4,137,741)
	(2,428,279)	(7,644,207)
Net increase (decrease)	77,127	(1,420,994)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP MFS Value Fund-13

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-14

LVIP MFS Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS Value Fund-15

LVIP Mondrian Global Income Fund
(formerly, LVIP Global Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Mondrian Global Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian Global Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$996.80	0.65%	$3.22
Service Class Shares	1,000.00	995.50	0.90%	4.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.65%	$3.26
Service Class Shares	1,000.00	1,020.30	0.90%	4.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Security Type/Country Allocations and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	5.05%
Sovereign Bonds	48.68%
Supranational Banks	3.85%
U.S. Treasury Obligations	40.98%
Common Stock	0.02%
Money Market Fund	1.58%
Total Investments	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Net Assets	100.00%

Country*	Percentage of Net Assets
Australia	1.94%
Austria	0.97%
Belgium	1.92%
Canada	1.99%
China	1.10%
Finland	0.67%
France	2.99%
Germany	4.70%
Italy	5.74%
Japan	11.52%
Luxembourg	2.06%
Malaysia	0.97%
Mexico	4.10%
Netherlands	1.02%
New Zealand	2.92%
Norway	2.29%
Philippines	1.80%
Republic of Korea	2.08%
South Africa	0.00%
Sweden	1.23%
United Kingdom	5.57%
United States	41.00%
Total	98.58%

*	Allocation includes all investments except for short-term investments and money market fund.

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	41.58%
AAA	17.69%
AA	13.51%
A	10.85%
BBB	8.18%
Non-Rated	8.19%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Statement of Net Assets
June 30, 2023 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–5.05%
Germany–1.45%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$ 5,545,317
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,772,758
			7,318,075
Japan–1.24%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,304,899
			6,304,899
Norway–1.13%
Equinor ASA 1.63% 2/17/35	EUR	6,479,000	5,702,217
			5,702,217
South Africa–0.00%
=@K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	0
			0
Sweden–1.23%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	6,949,000	6,226,455
			6,226,455
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	2,250
			2,250
Total Corporate Bonds (Cost $29,654,793)			25,553,896
ΔSOVEREIGN BONDS–48.68%
Australia–1.94%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	912,597
1.25% 5/21/32	AUD	4,400,000	2,327,725
1.75% 6/21/51	AUD	500,000	193,653
3.00% 3/21/47	AUD	3,600,000	1,919,370
3.25% 4/21/25	AUD	3,600,000	2,357,935
4.75% 4/21/27	AUD	3,100,000	2,119,475
			9,830,755
Austria–0.97%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,888,281
			4,888,281
Belgium–1.92%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	811,752
0.40% 6/22/40	EUR	8,250,000	5,633,434
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Belgium (continued)
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	3,600,000	$ 3,247,009
			9,692,195
Canada–1.99%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,601,619
1.00% 6/1/27	CAD	7,785,000	5,306,434
3.50% 12/1/45	CAD	200,000	158,652
			10,066,705
China–1.10%
China Government Bonds 2.68% 5/21/30	CNY	40,500,000	5,567,213
			5,567,213
Finland–0.67%
Finland Government Bonds 0.50% 9/15/27	EUR	3,459,000	3,407,207
			3,407,207
France–2.99%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,678,066
0.75% 5/25/52	EUR	2,600,000	1,542,600
1.25% 5/25/36	EUR	2,250,000	1,981,990
1.50% 5/25/31	EUR	10,026,297	9,934,811
			15,137,467
Germany–3.26%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	7,000,000	6,754,426
1.25% 8/15/48	EUR	1,650,000	1,428,494
2.50% 7/4/44	EUR	2,722,000	2,993,365
4.00% 1/4/37	EUR	4,150,000	5,310,731
			16,487,016
Italy–5.74%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	8,500,000	8,892,174
1.80% 3/1/41	EUR	2,950,000	2,261,891
2.00% 2/1/28	EUR	4,300,000	4,359,018
2.45% 9/1/33	EUR	2,500,000	2,379,264
2.95% 9/1/38	EUR	8,800,000	8,274,970
4.75% 9/1/44	EUR	2,500,000	2,890,623
			29,057,940
Japan–10.28%
Japan Government 10 yr Bond
0.10% 6/20/26	JPY	1,400,000,000	9,748,820
0.10% 3/20/28	JPY	1,081,900,000	7,513,205
0.60% 6/20/24	JPY	906,800,000	6,327,836
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	$ 6,918,115
1.60% 6/20/30	JPY	300,000,000	2,283,010
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	1,565,000,000	9,123,409
1.70% 9/20/44	JPY	1,200,000,000	9,346,769
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	745,847
			52,007,011
Malaysia–0.97%
Malaysia Government Bonds
3.88% 3/14/25	MYR	9,600,000	2,072,897
3.90% 11/30/26	MYR	6,000,000	1,299,332
3.90% 11/16/27	MYR	1,150,000	248,793
4.18% 7/15/24	MYR	6,000,000	1,294,561
			4,915,583
Mexico–4.10%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	4,166,472
7.75% 5/29/31	MXN	80,000,000	4,418,484
7.75% 11/13/42	MXN	95,000,000	4,977,607
8.00% 11/7/47	MXN	135,000,000	7,203,891
			20,766,454
Netherlands–1.02%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,496,995
2.75% 1/15/47	EUR	3,300,000	3,662,689
			5,159,684
New Zealand–2.92%
New Zealand Government Bonds
1.75% 5/15/41	NZD	12,000,000	4,659,307
2.00% 5/15/32	NZD	7,800,000	3,888,701
4.50% 4/15/27	NZD	10,200,000	6,216,171
			14,764,179
Norway–1.16%
Kommunalbanken AS 0.05% 10/24/29	EUR	6,579,000	5,893,161
			5,893,161
Republic of Korea–2.08%
Korea Treasury Bonds 0.88% 12/10/23	KRW	14,010,000,000	10,510,944
			10,510,944
United Kingdom–5.57%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	2,856,672
1.25% 10/22/41	GBP	4,500,000	3,428,676
1.25% 7/31/51	GBP	9,200,000	5,789,302
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt (continued)
1.75% 9/7/37	GBP	8,000,000	$ 7,261,226
4.25% 12/7/27	GBP	2,500,000	3,098,181
4.50% 9/7/34	GBP	4,500,000	5,760,100
			28,194,157
Total Sovereign Bonds (Cost $285,572,877)			246,345,952
SUPRANATIONAL BANKS–3.85%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	9,087,538
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	10,417,774
Total Supranational Banks (Cost $24,791,769)			19,505,312
U.S. TREASURY OBLIGATIONS–40.98%
U.S. Treasury Bonds
1.13% 8/15/40		10,200,000	6,558,281
2.25% 5/15/41		12,000,000	9,241,875
2.50% 2/15/46		11,400,000	8,774,883
2.75% 8/15/42		10,000,000	8,239,844
3.13% 8/15/44		11,500,000	9,951,543
3.63% 8/15/43		8,000,000	7,509,062
3.63% 2/15/53		3,500,000	3,358,906
4.50% 5/15/38		7,300,000	7,860,332
5.38% 2/15/31		9,500,000	10,401,016
U.S. Treasury Notes
1.13% 2/15/31		8,000,000	6,578,750
1.25% 11/30/26		4,230,000	3,811,131
1.25% 8/15/31		22,000,000	18,053,750
1.63% 2/15/26		22,000,000	20,387,812
2.00% 2/15/25		930,000	885,244
2.00% 8/15/25		19,500,000	18,396,270
2.13% 5/15/25		10,300,000	9,781,781
2.50% 5/15/24		18,500,000	18,036,055
2.75% 2/28/25		15,900,000	15,318,035
2.75% 2/15/28		22,100,000	20,769,684
4.13% 9/30/27		3,500,000	3,480,449
Total U.S. Treasury Obligations (Cost $228,072,421)			207,394,703

	Number of Shares
COMMON STOCK–0.02%
†Fieldwood Energy, Inc.	900	102,938
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa Ltd.	7,273	0
Total Common Stock (Cost $106,326)		102,938

LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	7,972,722	$ 7,972,722
Total Money Market Fund (Cost $7,972,722)		7,972,722

TOTAL INVESTMENTS–100.16% (Cost $576,170,908)	506,875,523
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(810,980)
NET ASSETS APPLICABLE TO 55,355,474 SHARES OUTSTANDING –100.00%	$ 506,064,543
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($92,833,654 / 10,065,559 Shares)	$9.223
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($413,230,889 / 45,289,915 Shares)	$9.124
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 616,229,162
Distributable earnings/(accumulated loss)	(110,164,619)
TOTAL NET ASSETS	$ 506,064,543

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
@ PIK. 100% of the income received was in the form of additional par.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
† Non-income producing.
★ Includes $139,954 payable for fund shares redeemed, $157,268 other accrued expenses payable, $323,426 due to manager and affiliates and $8,416 due to custodian as of June 30, 2023.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,119,000)	USD	6,116,743	7/31/23	$ 36,228	$ —
SSB	AUD	1,319,000	USD	(879,478)	7/31/23	27	—
SSB	CAD	(16,360,000)	USD	12,077,421	7/31/23	—	(278,151)
SSB	CAD	3,041,000	USD	(2,261,943)	7/31/23	34,714	—
SSB	CHF	29,312,500	USD	(33,405,320)	7/31/23	—	(545,578)
SSB	CNY	35,282,000	USD	(5,132,669)	7/31/23	—	(250,631)
SSB	EUR	(40,570,000)	USD	44,994,328	7/31/23	652,725	—
SSB	EUR	2,033,000	USD	(2,210,843)	7/31/23	11,156	—
SSB	GBP	(14,372,500)	USD	17,887,138	7/31/23	—	(370,281)
SSB	GBP	324,000	USD	(402,012)	7/31/23	9,565	—
SSB	JPY	4,520,198,000	USD	(34,249,632)	7/31/23	—	(2,767,239)
SSB	MXN	(429,476,500)	USD	23,471,775	7/31/23	—	(1,460,970)
SSB	MXN	77,854,500	USD	(4,357,665)	7/31/23	162,084	—
SSB	MXN	(4,471,000)	USD	260,071	7/31/23	513	—
SSB	NOK	58,033,000	USD	(5,518,438)	7/31/23	—	(105,291)
SSB	NZD	(18,480,500)	USD	11,342,056	7/31/23	2,109	—
SSB	NZD	1,811,500	USD	(1,131,496)	7/31/23	—	(19,929)
Total Foreign Currency Exchange Contracts						$909,121	$(5,798,070)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CHF–Swiss Franc
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 6,538,474
Dividends	22,311
Foreign taxes withheld	(42,363)
6,518,422
EXPENSES:
Management fees	1,748,999
Distribution fees-Service Class	529,289
Accounting and administration expenses	96,369
Shareholder servicing fees	78,032
Professional fees	47,211
Custodian fees	27,665
Pricing fees	10,420
Trustees’ fees and expenses	9,805
Reports and statements to shareholders	8,620
Consulting fees	1,350
Other	19,188
2,576,948
Less:
Management fees waived	(286,455)
Total operating expenses	2,290,493
NET INVESTMENT INCOME	4,227,929
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,934,872)
Foreign currencies	220,466
Foreign currency exchange contracts	(1,684,345)
Net realized loss	(10,398,751)
Net change in unrealized appreciation (depreciation) of:
Investments	11,925,188
Foreign currencies	(60,702)
Foreign currency exchange contracts	(6,971,861)
Net change in unrealized appreciation (depreciation)	4,892,625
NET REALIZED AND UNREALIZED LOSS	(5,506,126)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,278,197)
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,227,929	$ 6,931,984
Net realized loss	(10,398,751)	(35,918,451)
Net change in unrealized appreciation (depreciation)	4,892,625	(84,307,505)
Net decrease in net assets resulting from operations	(1,278,197)	(113,293,972)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,188,887	16,959,531
Service Class	14,327,403	27,314,837
	23,516,290	44,274,368
Cost of shares redeemed:
Standard Class	(37,356,958)	(68,526,798)
Service Class	(31,196,391)	(85,593,794)
	(68,553,349)	(154,120,592)
Decrease in net assets derived from capital share transactions	(45,037,059)	(109,846,224)
NET DECREASE IN NET ASSETS	(46,315,256)	(223,140,196)
NET ASSETS:
Beginning of period	552,379,799	775,519,995
End of period	$506,064,543	$ 552,379,799
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22 [2]	12/31/21 [3]	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.253	$ 10.903	$ 12.086	$ 11.522	$ 11.082	$ 11.356
Income (loss) from investment operations:
Net investment income[4]	0.082	0.123	0.088	0.138	0.200	0.217
Net realized and unrealized gain (loss)	(0.112)	(1.773)	(0.693)	0.641	0.547	(0.009)
Total from investment operations	(0.030)	(1.650)	(0.605)	0.779	0.747	0.208
Less dividends and distributions from:
Net investment income	—	—	(0.175)	(0.198)	(0.307)	(0.398)
Net realized gain	—	—	(0.217)	(0.017)	—	(0.017)
Return of capital	—	—	(0.186)	—	—	(0.067)
Total dividends and distributions	—	—	(0.578)	(0.215)	(0.307)	(0.482)
Net asset value, end of period	$ 9.223	$ 9.253	$ 10.903	$ 12.086	$ 11.522	$ 11.082
Total return[5]	(0.32%)	(15.13%)	(5.09%)	6.78%	6.74%	1.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 92,834	$ 120,770	$201,394	$184,379	$182,976	$178,755
Ratio of expenses to average net assets	0.65%	0.64%	0.67%	0.69%	0.70%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.76%	0.76%	0.77%	0.75%
Ratio of net investment income to average net assets	1.77%	1.27%	0.76%	1.16%	1.73%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	1.16%	0.67%	1.09%	1.66%	1.84%
Portfolio turnover	13%	40%	45%	48%	30%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)
[3]	Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22 [2]	12/31/21 [3]	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.165	$ 10.826	$ 12.006	$ 11.447	$ 11.011	$ 11.284
Income (loss) from investment operations:
Net investment income[4]	0.070	0.098	0.059	0.107	0.170	0.187
Net realized and unrealized gain (loss)	(0.111)	(1.759)	(0.689)	0.637	0.543	(0.008)
Total from investment operations	(0.041)	(1.661)	(0.630)	0.744	0.713	0.179
Less dividends and distributions from:
Net investment income	—	—	(0.156)	(0.168)	(0.277)	(0.372)
Net realized gain	—	—	(0.217)	(0.017)	—	(0.017)
Return of capital	—	—	(0.177)	—	—	(0.063)
Total dividends and distributions	—	—	(0.550)	(0.185)	(0.277)	(0.452)
Net asset value, end of period	$ 9.124	$ 9.165	$ 10.826	$ 12.006	$ 11.447	$ 11.011
Total return[5]	(0.45%)	(15.34%)	(5.33%)	6.52%	6.47%	1.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$413,231	$ 431,610	$574,126	$584,793	$601,703	$628,282
Ratio of expenses to average net assets	0.90%	0.89%	0.92%	0.94%	0.95%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.00%	1.01%	1.01%	1.02%	1.00%
Ratio of net investment income to average net assets	1.52%	1.02%	0.51%	0.91%	1.48%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41%	0.91%	0.42%	0.84%	1.41%	1.59%
Portfolio turnover	13%	40%	45%	48%	30%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)
[3]	Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (formerly, LVIP Global Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $842,430 and $841,719 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$22,581
Legal	3,622
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,464 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$226,470
Distribution fees payable to LFD	84,892
Shareholder servicing fees payable to Lincoln Life	12,064
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$48,032,803
Purchases of U.S. government securities	20,542,186
Sales other than U.S. government securities	79,077,105
Sales of U.S. government securities	36,463,312
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end.At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$576,170,908
Aggregate unrealized appreciation of investments and derivatives	$ 5,406,359
Aggregate unrealized depreciation of investments and derivatives	(79,590,693)
Net unrealized depreciation of investments and derivatives	$ (74,184,334)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$ 25,553,896	$— *	$ 25,553,896
Sovereign Bonds	—	246,345,952	—	246,345,952
Supranational Banks	—	19,505,312	—	19,505,312
U.S. Treasury Obligations	—	207,394,703	—	207,394,703
Common Stock	—	102,938	— *	102,938
Money Market Fund	7,972,722	—	—	7,972,722
Total Investments	$7,972,722	$498,902,801	$—	$506,875,523
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$ 909,121	$—	$ 909,121
Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,798,070)	$—	$(5,798,070)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	985,600	1,749,570
Service Class	1,548,397	2,882,784
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	2,533,997	4,632,354
Shares redeemed:
Standard Class	(3,972,039)	(7,169,661)
Service Class	(3,350,584)	(8,820,862)
	(7,322,623)	(15,990,523)
Net decrease	(4,788,626)	(11,358,169)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Mondrian Global Income Fund-13

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$909,121	Liabilities net of receivables and other assets	$(5,798,070)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,684,345)	$(6,971,861)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$79,977,289	$107,643,577
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Mondrian Global Income Fund-14

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$909,121	$(5,798,070)	$(4,888,949)
Total	$909,121	$(5,798,070)	$(4,888,949)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$(4,888,949)	$—	$—	$—	$—	$(4,888,949)
Total	$(4,888,949)	$—	$—	$—	$—	$(4,888,949)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Mondrian Global Income Fund-15

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-16

LVIP Mondrian Global Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Mondrian Global Income Fund-17

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Mondrian International Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,127.70	0.76%	$4.01
Service Class Shares	1,000.00	1,126.20	1.01%	5.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,019.80	1.01%	5.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	99.22%
Australia	1.71%
France	8.83%
Germany	8.31%
Hong Kong	5.56%
Italy	7.28%
Japan	28.93%
Netherlands	3.20%
Singapore	3.95%
Spain	3.17%
Sweden	1.02%
Switzerland	3.09%
Taiwan	0.90%
United Kingdom	23.27%
Money Market Fund	0.07%
Total Investments	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Automobile Components	1.63%
Automobiles	2.62%
Banks	8.88%
Building Products	1.42%
Chemicals	2.24%
Commercial Services & Supplies	1.71%
Construction & Engineering	1.72%
Construction Materials	1.68%
Consumer Staples Distribution & Retail	2.21%
Diversified Telecommunication Services	3.56%
Electric Utilities	5.03%
Electrical Equipment	1.39%
Electronic Equipment, Instruments & Components	1.76%
Food Products	3.52%
Gas Utilities	2.54%
Ground Transportation	1.71%
Health Care Equipment & Supplies	3.20%
Household Durables	4.69%
Industrial Conglomerates	5.82%
Insurance	4.05%
IT Services	2.91%
Machinery	2.79%
Media	2.24%
Sector	Percentage of Net Assets
Metals & Mining	1.18%
Oil, Gas & Consumable Fuels	6.15%
Personal Care Products	0.73%
Pharmaceuticals	11.24%
Semiconductors & Semiconductor Equipment	0.90%
Specialty Retail	1.79%
Technology Hardware, Storage & Peripherals	2.36%
Textiles, Apparel & Luxury Goods	2.82%
Tobacco	2.73%
Total	99.22%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Enel SpA	3.33%
Koninklijke Philips NV	3.21%
Banco Santander SA	3.18%
Sony Group Corp.	3.10%
Novartis AG	3.09%
Fujitsu Ltd.	2.91%
Lloyds Banking Group PLC	2.88%
Sanofi	2.87%
United Overseas Bank Ltd.	2.82%
Kering SA	2.82%
Total	30.21%

IT–Information Technology
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.22%
Australia–1.71%
Aurizon Holdings Ltd.	6,807,763	$ 17,810,503
		17,810,503
France–8.83%
Bouygues SA	536,169	18,011,748
Cie de Saint-Gobain	243,931	14,852,071
Kering SA	53,289	29,426,141
Sanofi	278,010	29,929,377
		92,219,337
Germany–8.31%
Allianz SE	123,749	28,824,085
Continental AG	225,338	17,024,378
Evonik Industries AG	1,227,054	23,381,231
Heidelberg Materials AG	212,796	17,500,052
		86,729,746
Hong Kong–5.56%
CK Hutchison Holdings Ltd.	4,676,000	28,539,227
Jardine Matheson Holdings Ltd.	308,900	15,664,372
WH Group Ltd.	25,968,362	13,830,068
		58,033,667
Italy–7.28%
Enel SpA	5,159,808	34,789,609
Eni SpA	1,021,516	14,706,139
Snam SpA	5,076,063	26,529,276
		76,025,024
Japan–28.93%
FUJIFILM Holdings Corp.	412,800	24,595,922
Fujitsu Ltd.	234,300	30,337,814
Hitachi Ltd.	267,500	16,632,214
Honda Motor Co. Ltd.	902,400	27,337,179
Kao Corp.	210,900	7,653,540
Kyocera Corp.	337,500	18,347,196
MINEBEA MITSUMI, Inc.	319,600	6,061,739
Mitsubishi Electric Corp.	1,027,900	14,531,259
Nippon Telegraph & Telephone Corp.	12,447,500	14,729,205
Secom Co. Ltd.	263,800	17,853,581
Sekisui Chemical Co. Ltd.	1,150,300	16,618,591
Sony Group Corp.	358,800	32,388,936
Sumitomo Metal Mining Co. Ltd.	380,200	12,273,682
Takeda Pharmaceutical Co. Ltd.	829,400	26,061,861
Tokio Marine Holdings, Inc.	581,200	13,398,727
Toyota Industries Corp.	322,400	23,098,071
		301,919,517
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–3.20%
†Koninklijke Philips NV	1,543,865	$ 33,451,919
		33,451,919
Singapore–3.95%
Singapore Telecommunications Ltd.	6,346,700	11,755,169
United Overseas Bank Ltd.	1,418,781	29,441,468
		41,196,637
Spain–3.17%
Banco Santander SA	8,951,167	33,138,458
		33,138,458
Sweden–1.02%
Telia Co. AB	4,839,443	10,617,025
		10,617,025
Switzerland–3.09%
Novartis AG	319,452	32,206,961
		32,206,961
Taiwan–0.90%
Taiwan Semiconductor Manufacturing Co. Ltd.	507,000	9,365,972
		9,365,972
United Kingdom–23.27%
Associated British Foods PLC	904,314	22,899,813
BP PLC	3,964,105	23,080,502
GSK PLC	1,638,921	29,045,863
Imperial Brands PLC	1,287,169	28,490,769
Kingfisher PLC	6,341,794	18,690,768
Lloyds Banking Group PLC	54,305,013	30,103,894
Shell PLC	884,951	26,399,561
SSE PLC	755,031	17,705,538
Tesco PLC	7,296,956	23,018,557
WPP PLC	2,232,322	23,398,729
		242,833,994
Total Common Stock (Cost $927,811,230)		1,035,548,760

MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	791,101	791,101
Total Money Market Fund (Cost $791,101)		791,101

LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.29% (Cost $928,602,331)	$1,036,339,861
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	7,387,112
NET ASSETS APPLICABLE TO 64,882,165 SHARES OUTSTANDING–100.00%	$1,043,726,973
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($791,265,376 / 49,164,065 Shares)	$16.094
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($252,461,597 / 15,718,100 Shares)	$16.062
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 979,401,062
Distributable earnings/(accumulated loss)	64,325,911
TOTAL NET ASSETS	$1,043,726,973

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $541,018 payable for securities purchased, $355,935 payable for fund shares redeemed, $109,737 other accrued expenses payable and $651,469 due to manager and affiliates as of June 30, 2023.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 25,611,178
Foreign taxes withheld	(2,115,917)
23,495,261
EXPENSES:
Management fees	3,253,340
Distribution fees-Service Class	314,322
Shareholder servicing fees	135,674
Accounting and administration expenses	91,485
Professional fees	53,929
Custodian fees	39,826
Trustees’ fees and expenses	15,072
Reports and statements to shareholders	12,488
Pricing fees	4,265
Consulting fees	1,435
Other	10,066
3,931,902
Less:
Management fees waived	(69,696)
Total operating expenses	3,862,206
NET INVESTMENT INCOME	19,633,055
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,051,917)
Foreign currencies	46,181
Foreign currency exchange contracts	(17,750)
Net realized loss	(3,023,486)
Net change in unrealized appreciation (depreciation) of:
Investments	88,701,887
Foreign currencies	100,747
Net change in unrealized appreciation (depreciation)	88,802,634
NET REALIZED AND UNREALIZED GAIN	85,779,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,412,203
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 19,633,055	$ 24,978,961
Net realized loss	(3,023,486)	(16,345,041)
Net change in unrealized appreciation (depreciation)	88,802,634	(112,183,735)
Net increase (decrease) in net assets resulting from operations	105,412,203	(103,549,815)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(17,450,078)
Service Class	—	(6,619,369)
	—	(24,069,447)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	191,659,641	82,223,061
Service Class	12,687,803	43,390,585
Reinvestment of dividends and distributions:
Standard Class	—	17,450,078
Service Class	—	6,619,369
	204,347,444	149,683,093
Cost of shares redeemed:
Standard Class	(64,089,115)	(138,784,324)
Service Class	(36,103,491)	(56,747,636)
	(100,192,606)	(195,531,960)
Increase (decrease) in net assets derived from capital share transactions	104,154,838	(45,848,867)
NET INCREASE (DECREASE) IN NET ASSETS	209,567,041	(173,468,129)
NET ASSETS:
Beginning of period	834,159,932	1,007,628,061
End of period	$1,043,726,973	$ 834,159,932
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.273	$ 16.478	$ 15.341	$ 16.962	$ 15.218	$ 18.031
Income (loss) from investment operations:
Net investment income[2]	0.329	0.435	0.466	0.340	0.550	0.544
Net realized and unrealized gain (loss)	1.492	(2.215)	1.249	(1.243)	2.174	(2.578)
Total from investment operations	1.821	(1.780)	1.715	(0.903)	2.724	(2.034)
Less dividends and distributions from:
Net investment income	—	(0.425)	(0.578)	(0.343)	(0.624)	(0.558)
Net realized gain	—	—	—	(0.375)	(0.356)	(0.221)
Total dividends and distributions	—	(0.425)	(0.578)	(0.718)	(0.980)	(0.779)
Net asset value, end of period	$ 16.094	$ 14.273	$ 16.478	$ 15.341	$ 16.962	$ 15.218
Total return[3]	12.77%	(10.76%)	11.26%	(4.97%)	18.17%	(11.42%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$791,265	$ 588,377	$718,353	$655,155	$768,883	$ 726,792
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.78%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.78%	0.76%	0.78%	0.76%	0.76%
Ratio of net investment income to average net assets	4.26%	2.90%	2.78%	2.40%	3.35%	3.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.25%	2.88%	2.77%	2.40%	3.35%	3.08%
Portfolio turnover	14%	23%	22%	22%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.262	$ 16.465	$ 15.327	$ 16.953	$ 15.212	$ 18.021
Income (loss) from investment operations:
Net investment income[2]	0.309	0.397	0.423	0.304	0.508	0.499
Net realized and unrealized gain (loss)	1.491	(2.213)	1.250	(1.247)	2.172	(2.574)
Total from investment operations	1.800	(1.816)	1.673	(0.943)	2.680	(2.075)
Less dividends and distributions from:
Net investment income	—	(0.387)	(0.535)	(0.308)	(0.583)	(0.513)
Net realized gain	—	—	—	(0.375)	(0.356)	(0.221)
Total dividends and distributions	—	(0.387)	(0.535)	(0.683)	(0.939)	(0.734)
Net asset value, end of period	$ 16.062	$ 14.262	$ 16.465	$ 15.327	$ 16.953	$ 15.212
Total return[3]	12.62%	(10.98%)	10.99%	(5.21%)	17.88%	(11.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,462	$ 245,783	$289,275	$289,235	$295,266	$ 267,822
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	1.03%	1.01%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.03%	1.01%	1.03%	1.01%	1.01%
Ratio of net investment income to average net assets	4.01%	2.65%	2.53%	2.15%	3.10%	2.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.00%	2.63%	2.52%	2.15%	3.10%	2.83%
Portfolio turnover	14%	23%	22%	22%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $1,126,141 and $1,125,011 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$37,224
Legal	5,974
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,419 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$574,932
Distribution fees payable to LFD	51,712
Shareholder servicing fees payable to Lincoln Life	24,825
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$248,266,577
Sales	129,350,173
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$928,602,331
Aggregate unrealized appreciation of investments	$154,425,316
Aggregate unrealized depreciation of investments	(46,687,786)
Net unrealized appreciation of investments	$107,737,530
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund-10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 17,810,503	$—	$ 17,810,503
France	—	92,219,337	—	92,219,337
Germany	—	86,729,746	—	86,729,746
Hong Kong	—	58,033,667	—	58,033,667
Italy	—	76,025,024	—	76,025,024
Japan	—	301,919,517	—	301,919,517
Netherlands	—	33,451,919	—	33,451,919
Singapore	—	41,196,637	—	41,196,637
Spain	—	33,138,458	—	33,138,458
Sweden	—	10,617,025	—	10,617,025
Switzerland	—	32,206,961	—	32,206,961
Taiwan	—	9,365,972	—	9,365,972
United Kingdom	—	242,833,994	—	242,833,994
Money Market Fund	791,101	—	—	791,101
Total Investments	$791,101	$1,035,548,760	$—	$1,036,339,861
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	12,071,670	5,396,066
Service Class	818,518	2,905,618
Shares reinvested:
Standard Class	—	1,237,381
Service Class	—	470,967
	12,890,188	10,010,032
Shares redeemed:
Standard Class	(4,130,743)	(9,004,263)
Service Class	(2,334,246)	(3,711,739)
	(6,464,989)	(12,716,002)
Net increase (decrease)	6,425,199	(2,705,970)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Mondrian International Value Fund-11

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts facilitate or expedite the settlement of portfolio transactions.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(17,750)	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$87,724
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Mondrian International Value Fund-12

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-13

LVIP Mondrian International Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Mondrian International Value Fund-14

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Multi-Manager Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,169.60	0.21%	$1.13
Service Class Shares	1,000.00	1,167.60	0.56%	3.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund-1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.38%
Investment Companies	95.38%
Equity Fund	38.83%
International Equity Funds	56.55%
Unaffiliated Investment	4.29%
Investment Company	4.29%
Money Market Fund	4.29%
Total Investments	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%
LVIP Multi-Manager Global Equity Managed Volatility Fund-2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.38%
INVESTMENT COMPANIES–95.38%
Equity Fund–38.83%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,357,210	$ 43,792,236
		43,792,236
International Equity Funds–56.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	874,937	10,169,401
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,330,429	10,298,852
LVIP Loomis Sayles Global Growth Fund	2,986,844	43,321,181
		63,789,434
Total Affiliated Investments (Cost $79,969,131)		107,581,670

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.29%
INVESTMENT COMPANY–4.29%
Money Market Fund–4.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	4,840,783	$ 4,840,783
Total Unaffiliated Investment (Cost $4,840,783)		4,840,783

TOTAL INVESTMENTS–99.67% (Cost $84,809,914)	112,422,453
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	366,949
NET ASSETS APPLICABLE TO 8,666,470 SHARES OUTSTANDING–100.00%	$112,789,402

✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund-3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$ 317,475	$ 314,911	9/18/23	$ 2,564	$ —
4	Euro	547,650	541,270	9/18/23	6,380	—
4	Japanese Yen	350,625	364,661	9/18/23	—	(14,036)
					8,944	(14,036)
Equity Contracts:
5	E-mini MSCI Emerging Markets Index	249,475	250,088	9/15/23	—	(613)
6	E-mini Russell 2000 Index	571,110	570,494	9/15/23	616	—
11	E-mini S&P 500 Index	2,468,537	2,391,672	9/15/23	76,865	—
3	E-mini S&P MidCap 400 Index	793,230	774,502	9/15/23	18,728	—
10	Euro STOXX 50 Index	483,074	472,109	9/15/23	10,965	—
3	FTSE 100 Index	287,331	291,126	9/15/23	—	(3,795)
2	Nikkei 225 Index (OSE)	459,753	433,285	9/7/23	26,468	—
					133,642	(4,408)
Total Futures Contracts					$142,586	$(18,444)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$107,581,670
Unaffiliated investments, at value	4,840,783
Cash collateral held at broker for futures contracts	340,702
Variation margin due from broker on futures contracts	49,496
Receivable for securities sold	48,455
Receivable for fund shares sold	28,873
Dividends and interest receivable	20,006
Expense reimbursement receivable from Lincoln Financial Investments Corporation	13,466
Prepaid expenses	383
TOTAL ASSETS	112,923,834
LIABILITIES:
Due to manager and affiliates	51,737
Payable for fund shares redeemed	30,408
Payable for fund accounting fee	26,955
Payable for audit fee	13,697
Other accrued expenses payable	11,635
TOTAL LIABILITIES	134,432
TOTAL NET ASSETS	$112,789,402
Affiliated investments, at cost	$ 79,969,131
Unaffiliated investments, at cost	4,840,783
Standard Class:
Net Assets	$ 3,891,426
Shares Outstanding	298,118
Net Asset Value Per Share	$ 13.053
Service Class:
Net Assets	$108,897,976
Shares Outstanding	8,368,352
Net Asset Value Per Share	$ 13.013
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 88,870,242
Distributable earnings/(accumulated loss)	23,919,160
TOTAL NET ASSETS	$112,789,402
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 114,326
EXPENSES:
Distribution fees-Service Class	179,940
Management fees	123,892
Accounting and administration expenses	33,645
Professional fees	20,643
Shareholder servicing fees	15,430
Custodian fees	3,859
Trustees’ fees and expenses	1,822
Reports and statements to shareholders	1,692
Consulting fees	1,663
Pricing fees	363
Other	2,242
385,191
Less:
Management fees waived	(3,496)
Expenses reimbursed	(90,023)
Total operating expenses	291,672
NET INVESTMENT LOSS	(177,346)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,075,403)
Foreign currencies	1,676
Futures contracts	192,766
Net realized loss	(880,961)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	17,556,416
Foreign currencies	835
Futures contracts	129,315
Net change in unrealized appreciation (depreciation)	17,686,566
NET REALIZED AND UNREALIZED GAIN	16,805,605
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,628,259
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (177,346)	$ 1,265,717
Net realized gain (loss)	(880,961)	1,788,853
Net change in unrealized appreciation (depreciation)	17,686,566	(26,605,669)
Net increase (decrease) in net assets resulting from operations	16,628,259	(23,551,099)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(67,301)
Service Class	—	(1,714,417)
Return of capital:
Standard Class	—	(7,555)
Service Class	—	(242,661)
	—	(2,031,934)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	244,532	93,787
Service Class	3,201,762	7,608,246
Reinvestment of dividends and distributions:
Standard Class	—	74,856
Service Class	—	1,957,078
	3,446,294	9,733,967
Cost of shares redeemed:
Standard Class	(93,753)	(65,355)
Service Class	(9,087,043)	(13,148,372)
	(9,180,796)	(13,213,727)
Decrease in net assets derived from capital share transactions	(5,734,502)	(3,479,760)
NET INCREASE (DECREASE) IN NET ASSETS	10,893,757	(29,062,793)
NET ASSETS:
Beginning of period	101,895,645	130,958,438
End of period	$112,789,402	$101,895,645
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.160	$ 13.930	$ 12.236	$ 10.826	$ 9.175	$ 11.106
Income (loss) from investment operations:
Net investment income[3]	—	0.178	0.121	0.097	0.101	0.116
Net realized and unrealized gain (loss)	1.893	(2.679)	1.824	1.568	1.706	(1.027)
Total from investment operations	1.893	(2.501)	1.945	1.665	1.807	(0.911)
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.251)	(0.255)	(0.077)	(0.109)
Net realized gain	—	(0.065)	—	—	(0.079)	(0.911)
Return of capital	—	(0.027)	—	—	—	—
Total dividends and distributions	—	(0.269)	(0.251)	(0.255)	(0.156)	(1.020)
Net asset value, end of period	$ 13.053	$ 11.160	$ 13.930	$ 12.236	$ 10.826	$ 9.175
Total return[4]	16.96%	(17.93%)	15.90%	15.47%	19.77%	(8.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,891	$ 3,189	$ 3,850	$ 3,236	$ 2,859	$ 2,329
Ratio of expenses to average net assets[5]	0.21%	0.21%	0.21%	0.21%	0.22%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.39%	0.40%	0.38%	0.43%	0.42%	0.40%
Ratio of net investment income (loss) to average net assets	— [6]	1.50%	0.89%	0.93%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18%)	1.31%	0.72%	0.71%	0.80%	0.90%
Portfolio turnover	5%	18%	12%	17%	13%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.145	$ 13.907	$ 12.219	$ 10.818	$ 9.170	$ 11.103
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.136	0.073	0.060	0.065	0.077
Net realized and unrealized gain (loss)	1.889	(2.672)	1.820	1.561	1.703	(1.024)
Total from investment operations	1.868	(2.536)	1.893	1.621	1.768	(0.947)
Less dividends and distributions from:
Net investment income	—	(0.134)	(0.205)	(0.220)	(0.041)	(0.075)
Net realized gain	—	(0.065)	—	—	(0.079)	(0.911)
Return of capital	—	(0.027)	—	—	—	—
Total dividends and distributions	—	(0.226)	(0.205)	(0.220)	(0.120)	(0.986)
Net asset value, end of period	$ 13.013	$ 11.145	$ 13.907	$ 12.219	$ 10.818	$ 9.170
Total return[4]	16.76%	(18.22%)	15.49%	15.07%	19.35%	(8.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,898	$ 98,707	$127,109	$100,707	$ 82,078	$ 71,417
Ratio of expenses to average net assets[5]	0.56%	0.56%	0.56%	0.56%	0.57%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.74%	0.75%	0.73%	0.78%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets	(0.35%) [6]	1.15%	0.54%	0.58%	0.65%	0.69%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%)	0.96%	0.37%	0.36%	0.45%	0.55%
Portfolio turnover	5%	18%	12%	17%	13%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified  management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or unaffiliated managers (collectively,  the “Underlying Funds”). The Fund is advised by LFI. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager Global Equity Managed Volatility Fund-9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2023, LFI receives a management fee at an annual rate of 0.20% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).   Prior to May 1, 2023, the management fee was 0.25% of the Fund's average daily net assets.   Prior to May 1, 2023, LFI had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.01% of the Fund’s average daily net assets.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 177,620	$ 196,055	$ 192,960	$ 566,635
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$4,343
Legal	697
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $543 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,466
Management fees payable to LFI	18,251
Distribution fees payable to LFD	30,840
Shareholder servicing fees payable to Lincoln Life	2,646
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.38%@
Equity Fund-38.83%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$38,155,451	$3,940,072	$ 3,013,242	$ 31,239	$ 4,678,717	$—	$ 43,792,236	2,357,210	$—	$—
International Equity Funds-56.55%@
✧✧LVIP Dimensional International Core Equity Fund	10,047,463	188,100	951,145	(12,720)	897,703	—	10,169,401	874,937	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	10,244,463	188,100	1,101,035	(169,751)	1,137,075	—	10,298,852	1,330,429	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	38,401,725	752,400	5,751,694	(924,171)	10,842,921	—	43,321,181	2,986,844	—	—
Total	$96,849,102	$5,068,672	$10,817,116	$(1,075,403)	$17,556,416	$—	$107,581,670		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 5,068,672
Sales	10,817,116
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end.At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$84,809,914
Aggregate unrealized appreciation of investments and derivatives	$27,755,125
Aggregate unrealized depreciation of investments and derivatives	(18,444)
Net unrealized appreciation of investments and derivatives	$27,736,681
LVIP Multi-Manager Global Equity Managed Volatility Fund-11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$107,581,670	$—	$—	$107,581,670
Unaffiliated Investment Company	4,840,783	—	—	4,840,783
Total Investments	$112,422,453	$—	$—	$112,422,453
Derivatives:
Assets:
Futures Contracts	$ 142,586	$—	$—	$ 142,586
Liabilities:
Futures Contracts	$ (18,444)	$—	$—	$ (18,444)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund-12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	19,985	8,144
Service Class	260,415	643,156
Shares reinvested:
Standard Class	—	6,811
Service Class	—	178,305
	280,400	836,416
Shares redeemed:
Standard Class	(7,634)	(5,543)
Service Class	(748,762)	(1,104,516)
	(756,396)	(1,110,059)
Net decrease	(475,996)	(273,643)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager Global Equity Managed Volatility Fund-13

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$133,642	Variation margin due from broker on futures contracts	$ (4,408)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	8,944	Variation margin due from broker on futures contracts	(14,036)
Total		$142,586		$(18,444)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$222,284	$135,678
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(29,518)	(6,363)
Total		$192,766	$129,315
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$9,527,348	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Multi-Manager Global Equity Managed Volatility Fund-14

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-15

LVIP Multi-Manager Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Multi-Manager Global Equity Managed Volatility Fund-16

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP PIMCO Low Duration Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,010.10	0.50%	$2.49
Service Class Shares	1,000.00	1,009.00	0.75%	3.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	4.47%
Agency Commercial Mortgage-Backed Security	0.05%
Agency Mortgage-Backed Securities	4.77%
Agency Obligations	16.40%
Corporate Bonds	35.27%
Aerospace & Defense	0.29%
Agriculture	1.08%
Auto Manufacturers	2.80%
Banks	13.41%
Biotechnology	0.14%
Chemicals	0.37%
Commercial Services	0.33%
Diversified Financial Services	4.50%
Electric	2.07%
Electronics	0.02%
Entertainment	0.25%
Health Care Services	0.85%
Home Builders	0.30%
Insurance	2.32%
Investment Company	0.39%
Machinery Diversified	0.85%
Media	0.79%
Oil & Gas	0.88%
Packaging & Containers	0.38%
Real Estate Investment Trusts	0.61%
Semiconductors	0.93%
Software	0.33%
Telecommunications	0.79%
Transportation	0.11%
Trucking & Leasing	0.48%
Municipal Bonds	1.98%
Non-Agency Asset-Backed Securities	26.52%
Non-Agency Collateralized Mortgage Obligations	3.68%
Non-Agency Commercial Mortgage-Backed Securities	5.39%
Sovereign Bond	0.90%
Supranational Bank	0.06%
U.S. Treasury Obligations	18.58%
Money Market Fund	0.17%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	1.70%
Total Investments	119.94%
Liabilities Net of Receivables and Other Assets	(19.94%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	37.14%
AAA	30.02%
AA	2.95%
A	15.71%
BBB	12.74%
Non-Rated	0.50%
Short-Term Investments	0.94%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.47%
Fannie Mae REMICS
•Series 2011-86 NF 5.70% (LIBOR01M + 0.55%) 9/25/41	812,286	$ 796,678
Series 2013-6 JB 1.50% 2/25/43	5,584,108	4,662,312
•Series 2014-49 AF 4.32% (LIBOR01M + 0.32%) 8/25/44	363,097	358,244
•Series 2017-95 FA 4.15% (LIBOR01M + 0.35%) 11/25/47	2,173,606	2,131,898
•Series 2019-53 FA 4.32% (LIBOR01M + 0.40%) 9/25/49	2,118,401	2,077,358
•Series 2020-29 FC 4.40% (LIBOR01M + 0.80%) 5/25/50	2,434,336	2,414,413
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	5,916,366	4,989,995
•Series 4347 WF 4.22% (LIBOR01M + 0.40%) 1/15/40	737,468	726,787
•Series 4367 GF 4.25% (LIBOR01M + 0.35%) 3/15/37	2,166,340	2,136,875
•Series 4419 AF 4.29% (LIBOR01M + 0.34%) 6/15/40	1,268,035	1,251,599
•Series 4730 WF 4.28% (LIBOR01M + 0.35%) 8/15/38	2,389,296	2,333,063
•Series 4906 WF 4.20% (LIBOR01M + 0.40%) 12/15/38	2,614,155	2,582,684
Series 4948 E 2.50% 10/25/48	341,433	297,431
Series 5115 CD 1.00% 8/15/44	5,892,826	4,890,109
•Freddie Mac Strips
Series 328 F4 4.23% (LIBOR01M + 0.35%) 2/15/38	2,309,195	2,255,429
Series 330 F4 4.28% (LIBOR01M + 0.35%) 10/15/37	1,041,318	1,028,250
•GNMA
Series 2016-H17 FC 5.92% (LIBOR01M + 0.83%) 8/20/66	1,317,731	1,312,648
Series 2016-H19 FA 5.02% (LIBOR01M + 0.78%) 9/20/66	1,064,511	1,062,377
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2022-H22 EF 5.82% (SOFR30A + 0.75%) 10/20/72	4,374,188	$ 4,318,487
Series 2023-H02 FA 5.97% (SOFR30A + 0.90%) 1/20/73	3,483,372	3,439,156
Total Agency Collateralized Mortgage Obligations (Cost $48,165,926)		45,065,793
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.05%
•Fannie Mae-Aces Series 2017-M13 FA 5.53% (LIBOR01M + 0.40%) 10/25/24	519,460	512,280
Total Agency Commercial Mortgage-Backed Security (Cost $519,459)		512,280
AGENCY MORTGAGE-BACKED SECURITIES–4.77%
Fannie Mae S.F. 30 yr TBA
4.00% 7/13/53	22,200,000	20,832,446
5.00% 7/13/53	6,200,000	6,075,031
5.00% 8/14/53	8,000,000	7,840,000
5.00% 9/14/53	13,700,000	13,430,281
Total Agency Mortgage-Backed Securities (Cost $48,364,359)		48,177,758
AGENCY OBLIGATIONS–16.40%
Federal Home Loan Banks
0.92% 2/26/27	9,400,000	8,272,025
5.30% 12/6/24	23,300,000	23,122,026
5.71% 3/14/25	10,000,000	9,952,657
Federal Home Loan Mortgage Corp.
0.65% 10/27/25	12,000,000	10,900,641
0.80% 10/27/26	9,000,000	7,974,126
5.31% 11/15/24	17,000,000	16,877,652
5.36% 11/22/24	28,200,000	28,008,522
5.52% 5/28/25	11,000,000	10,931,108
5.68% 4/3/25	11,000,000	10,948,557
5.73% 4/3/25	11,000,000	10,953,325
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	16,708,477
0.70% 7/30/25	7,000,000	6,414,799
×0.88% 12/18/26	5,000,000	4,385,448
Total Agency Obligations (Cost $170,789,979)		165,449,363
CORPORATE BONDS–35.27%
Aerospace & Defense–0.29%
Boeing Co. 1.43% 2/4/24	3,000,000	2,920,222
		2,920,222
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–1.08%
BAT Capital Corp. 3.22% 8/15/24	3,785,000	$ 3,673,194
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,246,191
		10,919,385
Auto Manufacturers–2.80%
Daimler Truck Finance North America LLC
1.13% 12/14/23	3,000,000	2,937,765
5.15% 1/16/26	4,200,000	4,180,348
General Motors Financial Co., Inc. 3.95% 4/13/24	1,400,000	1,378,043
Hyundai Capital America
1.25% 9/18/23	1,360,000	1,347,051
5.50% 3/30/26	4,200,000	4,162,087
Mercedes-Benz Finance North America LLC 0.75% 3/1/24	5,000,000	4,837,704
Nissan Motor Acceptance Co. LLC
3.88% 9/21/23	215,000	213,795
•6.15% (LIBOR03M + 0.64%) 3/8/24	1,780,000	1,766,998
Nissan Motor Co. Ltd. 3.04% 9/15/23	4,053,000	4,024,325
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,435,671
		28,283,787
Banks–13.41%
μBank of America Corp. 5.08% 1/20/27	2,000,000	1,969,316
μBarclays PLC 5.30% 8/9/26	4,000,000	3,901,955
BNP Paribas SA
3.80% 1/10/24	2,901,000	2,864,345
μ4.71% 1/10/25	7,000,000	6,937,600
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	956,314
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,668,997
Danske Bank AS 5.38% 1/12/24	3,400,000	3,379,918
Deutsche Bank AG
0.90% 5/28/24	2,000,000	1,900,319
0.96% 11/8/23	5,553,000	5,441,361
•5.59% (SOFR + 0.50%) 11/8/23	1,000,000	997,813
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,351,105
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	3,200,000	3,145,876
•5.24% (BBSW3M + 1.55%) 5/2/24	300,000	200,191
Hana Bank 3.25% 3/30/27	2,000,000	1,870,083
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	$ 2,949,182
•6.52% (SOFR + 1.43%) 3/10/26	500,000	503,298
•6.77% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,359,250
μING Groep NV 3.87% 3/28/26	5,600,000	5,377,842
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,379,515
4.72% 8/11/26	3,000,000	2,914,735
Mitsubishi UFJ Financial Group, Inc.
μ0.85% 9/15/24	2,300,000	2,274,444
μ0.96% 10/11/25	6,300,000	5,878,089
1.41% 7/17/25	4,000,000	3,662,313
Mizuho Financial Group, Inc.
μ1.24% 7/10/24	7,300,000	7,295,508
•6.12% (LIBOR03M + 0.61%) 9/8/24	3,000,000	3,001,276
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,673,130
•Nordea Bank Abp 6.05% (SOFR + 0.96%) 6/6/25	4,000,000	4,008,179
•QNB Finance Ltd. 6.76% (LIBOR03M + 1.25%) 3/21/24	3,000,000	2,989,620
μSantander U.K. Group Holdings PLC
4.80% 11/15/24	3,000,000	2,977,136
6.83% 11/21/26	5,500,000	5,512,504
Societe Generale SA
μ1.49% 12/14/26	2,700,000	2,375,901
2.63% 1/22/25	3,100,000	2,912,927
•Standard Chartered PLC
6.02% (SOFR + 0.93%) 11/23/25	3,100,000	3,074,487
6.83% (SOFR + 1.74%) 3/30/26	4,500,000	4,532,687
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	3,000,000	2,916,629
1.47% 7/8/25	2,500,000	2,295,913
Synchrony Bank 5.40% 8/22/25	4,900,000	4,689,234
•UBS AG 4.55% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,325,972
μUBS Group AG
4.49% 5/12/26	5,800,000	5,607,255
5.71% 1/12/27	1,800,000	1,782,085
Wells Fargo & Co. 2.51% 10/27/23	6,000,000	4,488,530
		135,342,834

LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.14%
Illumina, Inc. 5.80% 12/12/25	1,400,000	$ 1,403,503
		1,403,503
Chemicals–0.37%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	4,200,000	3,744,228
		3,744,228
Commercial Services–0.33%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,488,290
•Transurban Queensland Finance Pty. Ltd. 6.35% (BBSW3M + 2.05%) 12/16/24	1,200,000	808,853
		3,297,143
Diversified Financial Services–4.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,000,000	3,758,837
4.50% 9/15/23	499,000	497,127
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,145,019
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	4,439,569
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,370,836
5.13% 10/1/23	500,000	497,977
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,087,304
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,763,190
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,232,668
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	5,761,982
2.65% 1/16/25	3,800,000	3,597,424
ORIX Corp. 3.25% 12/4/24	1,300,000	1,247,779
		45,399,712
Electric–2.07%
AES Corp. 1.38% 1/15/26	5,200,000	4,644,585
Enel Finance International NV 4.25% 6/15/25	3,000,000	2,911,350
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,956,400
•Korea Southern Power Co. Ltd. 4.65% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,660,676
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,110,439
2.95% 3/1/26	200,000	183,202
3.40% 8/15/24	300,000	290,276
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
3.75% 2/15/24	100,000	$ 98,341
3.85% 11/15/23	200,000	198,243
4.95% 6/8/25	2,400,000	2,326,243
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,475,349
		20,855,104
Electronics–0.02%
Arrow Electronics, Inc. 3.25% 9/8/24	250,000	241,226
		241,226
Entertainment–0.25%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,506,501
		2,506,501
Health Care Services–0.85%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,637,232
HCA, Inc. 5.00% 3/15/24	5,000,000	4,967,884
		8,605,116
Home Builders–0.30%
Lennar Corp. 4.50% 4/30/24	3,000,000	2,974,328
		2,974,328
Insurance–2.32%
•Athene Global Funding 5.94% (LIBOR03M + 0.73%) 1/8/24	4,500,000	4,481,647
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,716,080
3.65% 4/5/27	1,700,000	1,587,077
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	3,983,480
Five Corners Funding Trust 4.42% 11/15/23	3,000,000	2,967,040
Jackson Financial, Inc. 1.13% 11/22/23	4,800,000	4,712,226
		23,447,550
Investment Company–0.39%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	3,919,019
		3,919,019
Machinery Diversified–0.85%
CNH Industrial Capital LLC 4.20% 1/15/24	8,683,000	8,596,626
		8,596,626

LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.79%
•Charter Communications Operating LLC/Charter Communications Operating Capital 6.95% (LIBOR03M + 1.65%) 2/1/24	5,000,000	$ 5,021,204
TWDC Enterprises 18 Corp. 2.76% 10/7/24	4,000,000	2,916,475
		7,937,679
Oil & Gas–0.88%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,131,733
Pioneer Natural Resources Co. 5.10% 3/29/26	2,800,000	2,783,202
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	3,946,697
		8,861,632
Packaging & Containers–0.38%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	3,787,288
		3,787,288
Real Estate Investment Trusts–0.61%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,256,391
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	4,911,307
		6,167,698
Semiconductors–0.93%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	5,907,580
NXP BV/NXP Funding LLC 4.88% 3/1/24	1,000,000	992,841
SK Hynix, Inc.
1.00% 1/19/24	2,000,000	1,943,765
3.00% 9/17/24	500,000	479,642
		9,323,828
Software–0.33%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,357,940
		3,357,940
Telecommunications–0.79%
AT&T, Inc.
3.45% 9/19/23	1,600,000	1,062,089
•5.57% (BBSW3M + 1.25%) 9/19/23	2,170,000	1,446,545
KT Corp. 4.00% 8/8/25	5,600,000	5,430,012
		7,938,646
Transportation–0.11%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,122,646
		1,122,646
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.48%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.45% 7/1/24	5,000,000	$ 4,870,509
		4,870,509
Total Corporate Bonds (Cost $369,673,320)		355,824,150
MUNICIPAL BONDS–1.98%
County of Williamson
0.64% 2/15/26	2,200,000	1,967,292
0.92% 2/15/27	2,200,000	1,922,225
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,505,740
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,767,986
Metro 3.25% 6/1/26	2,200,000	2,079,551
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,836,217
University of California Series BG 0.88% 5/15/25	3,000,000	2,777,365
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,087,887
Total Municipal Bonds (Cost $20,433,510)		19,944,263
NON-AGENCY ASSET-BACKED SECURITIES–26.52%
•522 Funding CLO Ltd. Series 2018-3A AR 6.29% (LIBOR03M + 1.04%) 10/20/31	600,000	590,804
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.35% (LIBOR01M + 1.20%) 10/25/34	4,608	4,494
•ACREC LLC Series 2023-FL2 A 7.32% (TSFR01M + 2.23%) 2/19/38	1,500,000	1,489,148
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,405,601
•AMMC CLO 16 Ltd. Series 2015-16A AR2 6.23% (LIBOR03M + 0.98%) 4/14/29	86,014	85,990
•Amortizing Residential Collateral Trust Series 2004-1 A5 6.15% (LIBOR01M + 1.00%) 10/25/34	29,436	28,766
•Apidos CLO XII Series 2013-12A AR 6.34% (LIBOR03M + 1.08%) 4/15/31	7,000,000	6,943,216

LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 6.26% (LIBOR01M + 1.07%) 8/15/34	2,000,000	$ 1,951,306
Series 2021-FL4 A 6.54% (LIBOR01M + 1.35%) 11/15/36	3,000,000	2,940,068
•ARES CLO Ltd. Series 2018-50A AR 6.31% (LIBOR03M + 1.05%) 1/15/32	1,180,000	1,164,977
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 6.31% (LIBOR03M + 1.05%) 4/18/31	700,000	690,935
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 5.98% (LIBOR01M + 0.83%) 4/25/34	1,604,323	1,516,533
BA Credit Card Trust Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,755,902
•Bain Capital Euro CLO DAC Series 2018-2A AR 3.94% (EURIBOR03M + 0.74%) 1/20/32	2,982,497	3,180,559
•Barings CLO Ltd.
Series 2018-1A A1 6.21% (LIBOR03M + 0.95%) 4/15/31	5,000,000	4,944,775
Series 2020-4A A 6.47% (LIBOR03M + 1.22%) 1/20/32	4,100,000	4,059,143
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 6.28% (LIBOR01M + 1.13%) 3/25/35	528,634	521,070
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.65% (LIBOR01M + 1.50%) 3/25/43	29,976	29,193
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 6.21% (LIBOR03M + 0.95%) 10/15/30	283,134	279,815
•Capital Four U.S. CLO II Ltd. Series 2022-1A A1 7.19% (TSFR03M + 2.14%) 10/20/30	3,627,748	3,631,651
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,449,927
Series 2022-A3 A 4.95% 10/15/27	4,000,000	3,972,906
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle Euro CLO DAC
Series 2017-3A A1R 3.88% (EURIBOR03M + 0.70%) 1/15/31	796,435	$ 851,258
Series 2019-2A A1R 4.21% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	3,080,746
CarMax Auto Owner Trust Series 2022-4 A2A 5.34% 12/15/25	3,927,223	3,917,024
•CBAM Ltd. Series 2018-8A A1 6.37% (LIBOR03M + 1.12%) 10/20/29	210,087	208,587
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 5.69% (LIBOR01M + 0.54%) 12/25/34	1,450,270	1,397,062
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 3.84% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	1,917,421
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 6.27% (TSFR03M + 1.28%) 4/15/29	243,759	242,199
•Elevation CLO Ltd. Series 2017-8A A1R2 6.21% (LIBOR03M + 0.95%) 10/25/30	3,372,602	3,325,160
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,772,431	2,355,119
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	6,000,000	5,977,297
Series 2023-1 A2 5.51% 1/22/29	3,600,000	3,569,697
•Finance America Mortgage Loan Trust Series 2004-2 M1 5.98% (LIBOR01M + 0.83%) 8/25/34	334,081	308,063
Ford Credit Auto Owner Trust
Series 2022-D A2A 5.37% 8/15/25	5,282,690	5,270,490
Series 2023-1 A 4.85% 8/15/35	6,000,000	5,870,878
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.35% (LIBOR03M + 1.09%) 7/15/31	1,100,000	1,087,046
GM Financial Automobile Leasing Trust
Series 2022-3 A2A 4.01% 10/21/24	4,582,288	4,561,747
Series 2023-1 A2A 5.27% 6/20/25	5,600,000	5,577,218

LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust (continued)
Series 2023-2 A2A 5.44% 10/20/25	4,400,000	$ 4,381,430
GM Financial Consumer Automobile Receivables Trust Series 2022-4 A2A 4.60% 11/17/25	3,879,329	3,858,657
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,792,641
•Greenwood Park CLO Ltd. Series 2018-1A A2 6.27% (LIBOR03M + 1.01%) 4/15/31	1,100,000	1,089,238
•Halseypoint CLO II Ltd. Series 2020-2A A1 6.35% (LIBOR03M + 1.10%) 7/20/31	3,702,991	3,677,962
•Harvest CLO XVI DAC Series 16A ARR 3.82% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	4,156,030
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,075,671
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 6.21% (TSFR01M + 1.16%) 2/18/38	3,196,074	3,085,019
Hyundai Auto Lease Securitization Trust
Series 2021-C A3 0.38% 9/16/24	7,642,032	7,552,557
Series 2023-A A2A 5.20% 4/15/25	3,866,936	3,851,370
Series 2023-B A2A 5.47% 9/15/25	5,200,000	5,173,290
Hyundai Auto Receivables Trust Series 2022-C A2A 5.35% 11/17/25	4,681,316	4,667,042
•Invesco Euro CLO I DAC Series 1A A1R 3.83% (EURIBOR03M + 0.65%) 7/15/31	900,000	956,579
•KKR CLO 18 Ltd. Series 18 AR 6.20% (LIBOR03M + 0.94%) 7/18/30	1,314,717	1,302,275
•LCM XIII LP Series 13A AR3 6.14% (LIBOR03M + 0.87%) 7/19/27	778,226	772,531
•LoanCore Issuer Ltd. Series 2021-CRE5 A 6.49% (LIBOR01M + 1.30%) 7/15/36	500,000	482,727
•Madison Park Funding XLI Ltd. Series 12A AR 6.10% (LIBOR03M + 0.83%) 4/22/27	2,727,895	2,711,094
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XIV-R Ltd. Series 2015-14RA A1 6.38% (LIBOR03M + 1.12%) 10/18/31	5,800,000	$ 5,748,281
•Man GLG Euro CLO III DAC Series 3A AR 3.86% (EURIBOR03M + 0.68%) 10/15/30	2,784,410	2,992,650
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	3,931,789
MBarc Credit Canada, Inc. Series 2021-AA A2 0.63% 5/15/24	471,970	355,819
Mercedes-Benz Auto Receivables Trust Series 2022-1 A2 5.26% 10/15/25	5,217,281	5,205,254
•MF1 Ltd. Series 2020-FL4 A 6.96% (TSFR01M + 1.81%) 11/15/35	1,403,266	1,390,863
MMAF Equipment Finance LLC
Series 2022-A A2 2.77% 2/13/25	5,695,863	5,618,541
Series 2022-B A2 5.57% 9/9/25	7,400,000	7,358,966
Navient Private Education Loan Trust
•Series 2015-AA A2B 6.39% (LIBOR01M + 1.20%) 12/15/28	12,364	12,361
Series 2020-A A2A 2.46% 11/15/68	2,009,106	1,844,103
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	1,153,230	1,041,918
Series 2020-IA A1A 1.33% 4/15/69	1,857,792	1,630,697
Series 2021-GA A 1.58% 4/15/70	2,227,952	1,912,230
Series 2022-A A 2.23% 7/15/70	3,900,753	3,381,037
•OCP Euro CLO Series 2022-6A A 4.71% (EURIBOR03M + 1.88%) 1/20/33	5,600,000	6,079,643
•Palmer Square CLO Ltd.
Series 2013-2A A1A3 6.26% (LIBOR03M + 1.00%) 10/17/31	4,600,000	4,554,773
Series 2014-1A A1R2 6.39% (LIBOR03M + 1.13%) 1/17/31	896,504	892,543
•Palmer Square European Loan Funding DAC Series 2021-1A A 3.96% (EURIBOR03M + 0.78%) 4/15/31	203,190	217,606

LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square Loan Funding Ltd.
Series 2020-1A A1 6.18% (LIBOR03M + 0.80%) 2/20/28	449,267	$ 448,122
Series 2021-4A A1 6.06% (LIBOR03M + 0.80%) 10/15/29	679,081	671,979
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,823,513	1,671,384
•Series 2020-PTA A2B 6.00% (LIBOR01M + 0.85%) 9/15/54	3,430,125	3,371,109
Series 2022-C A1A 4.48% 5/16/50	2,443,521	2,338,273
SoFi Consumer Loan Program Trust Series 2022-1S A 6.21% 4/15/31	2,565,801	2,567,310
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	599,559	566,727
Series 2017-D A2FX 2.65% 9/25/40	246,480	234,669
•Sound Point CLO XII Ltd. Series 2016-2A AR2 6.30% (LIBOR03M + 1.05%) 10/20/28	423,766	422,820
•Starwood Ltd. Series 2022-FL3 A 6.42% (SOFR30A + 1.35%) 11/15/38	300,000	293,335
•TCW CLO Ltd. Series 2018-1A A1R 6.23% (LIBOR03M + 0.97%) 4/25/31	4,700,000	4,650,833
•Tikehau CLO DAC Series 2015-1A ARR 4.14% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	4,142,297
•Toro European CLO 6 DAC Series 6A AR 4.00% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,188,304
•Towd Point Mortgage Trust Series 2019-MH1 A1 3.00% 11/25/58	350,844	346,053
Toyota Auto Receivables Owner Trust
Series 2022-C A2A 3.83% 8/15/25	3,869,798	3,836,019
Series 2022-D A2A 5.27% 1/15/26	4,858,007	4,844,264
Series 2023-B A2A 5.28% 5/15/26	6,400,000	6,373,021
•Venture XVII CLO Ltd. Series 2014-17A ARR 6.14% (LIBOR03M + 0.88%) 4/15/27	2,426,936	2,411,697
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture XXVI CLO Ltd. Series 2017-26A AR 6.35% (LIBOR03M + 1.10%) 1/20/29	1,545,450	$ 1,532,827
•Venture XXVII CLO Ltd. Series 2017-27A AR 6.30% (LIBOR03M + 1.05%) 7/20/30	192,733	190,694
World Omni Auto Receivables Trust Series 2022-D A2A 5.51% 3/16/26	4,548,109	4,540,695
Total Non-Agency Asset-Backed Securities (Cost $274,037,417)		267,551,410
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.68%
•Avon Finance No. 2 PLC Series 2A A 5.81% (SONIA + 0.90%) 9/20/48	2,368,831	3,007,322
•Bear Stearns ARM Trust Series 2003-1 5A1 4.06% 4/25/33	15,032	14,025
•Canada Square Funding PLC Series 2020-2 A 6.15% (SONIA + 1.25%) 12/17/57	1,386,412	1,764,287
•Cheshire PLC Series 2020-1 A 5.65% (SONIA + 0.90%) 8/20/45	1,813,694	2,290,323
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 4.26% 7/25/33	1,791	1,708
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,652,819	1,452,225
•Gemgarto PLC Series 2021-1A A 5.48% (SONIA + 0.59%) 12/16/67	953,553	1,204,226
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 3.70% (EURIBOR03M + 0.15%) 6/18/38	57,496	62,208
•GS Mortgage Securities Corp. Trust Series 2022 A 8.55% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,491,561
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.50% (LIBOR01M + 0.50%) 6/25/35	131,342	123,172
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 3.92% 5/25/33	3,804	3,532
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	620,622	562,251
Series 2021-RPL1 A1 1.13% 7/25/60	2,162,825	1,807,562

LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust
Series 2018-3A A1 4.50% 5/25/58	357,040	$ 335,514
Series 2019-RPL3 A1 2.75% 7/25/59	38,487	35,402
•New York Mortgage Trust Series 2005-3 A1 5.63% (LIBOR01M + 0.48%) 2/25/36	128,420	124,903
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,306,364	1,206,036
•Resimac Bastille Trust Series 2021-2NCA A1A 5.81% (LIBOR01M + 0.65%) 2/3/53	1,676,130	1,660,622
•Sequoia Mortgage Trust Series 2004-6 A1 5.56% 7/20/34	3,301	3,020
•Stratton Mortgage Funding Series 2021-2A A 5.39% (SONIA + 0.90%) 7/20/60	650,848	826,156
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	7,563,873	6,947,384
Series 2019-4 A1 2.90% 10/25/59	2,380,497	2,178,207
Series 2019-HY2 A1 6.15% (LIBOR01M + 1.00%) 5/25/58	810,416	806,058
Series 2020-1 A1 2.71% 1/25/60	1,349,701	1,239,331
•Trinity Square PLC Series 2021-1A A 5.32% (SONIA + 0.85%) 7/15/59	2,357,713	2,989,940
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	2,537,688	2,051,763
Total Non-Agency Collateralized Mortgage Obligations (Cost $39,743,755)		37,188,738
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.39%
•AREIT LLC Series 2022-CRE7 A 7.33% (TSFR01M + 2.24%) 6/17/39	4,600,000	4,581,925
•BDS LLC Series 2022-FL12 A 7.23% (TSFR01M + 2.14%) 8/19/38	4,900,000	4,871,565
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,499,733
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BSREP Commercial Mortgage Trust Series 2021-DC A 6.14% (LIBOR01M + 0.95%) 8/15/38	3,700,000	$ 3,370,682
•BX Trust Series 2021-MFM1 A 5.96% (TSFR01M + 0.81%) 1/15/34	3,978,679	3,897,954
•BXMT Ltd. Series 2020-FL3 A 6.62% (TSFR01M + 1.51%) 11/15/37	3,600,000	3,435,411
•CRSNT Trust Series 2021-MOON A 6.02% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,232,269
•GCT Commercial Mortgage Trust Series 2021-GCT A 5.99% (LIBOR01M + 0.80%) 2/15/38	900,000	721,582
•GPMT Ltd. Series 2021-FL3 A 6.41% (LIBOR01M + 1.25%) 7/16/35	2,548,020	2,461,651
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.64% (LIBOR01M + 1.45%) 12/15/31	634,905	559,163
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 6.97% (TSFR01M + 1.82%) 3/15/35	429,552	420,830
•NYO Commercial Mortgage Trust Series 2021-1290 A 6.36% (TSFR01M + 1.21%) 11/15/38	4,500,000	4,096,927
•One New York Plaza Trust Series 2020-1NYP A 6.14% (LIBOR01M + 0.95%) 1/15/36	3,000,000	2,843,197
•PFP Ltd. Series 2021-8 A 6.16% (LIBOR01M + 1.00%) 8/9/37	2,647,603	2,573,135
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 6.10% (LIBOR01M + 0.95%) 7/25/36	2,636,530	2,553,799
•SREIT Trust Series 2021-IND A 5.89% (LIBOR01M + 0.70%) 10/15/38	300,000	291,474
•Starwood Mortgage Trust Series 2021-HTS A 6.24% (LIBOR01M + 1.05%) 4/15/34	4,600,000	4,513,682
•Taurus U.K. DAC Series 2021-UK1A A 5.57% (SONIA + 0.85%) 5/17/31	2,581,043	3,152,942

LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		1,324,055	$ 1,296,476
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $57,055,040)			54,374,397
ΔSOVEREIGN BOND–0.90%
Republic of Korea—0.90%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,090,076
			9,090,076
Total Sovereign Bond (Cost $9,494,378)			9,090,076
SUPRANATIONAL BANK–0.06%
•Credit Suisse AG 5.17% (BBSW3M + 1.25%) 11/20/23	AUD	1,000,000	664,228
Total Supranational Bank (Cost $690,087)			664,228
U.S. TREASURY OBLIGATIONS–18.58%
∞U.S. Treasury Notes
3.13% 8/15/25		30,400,000	29,360,937
3.50% 9/15/25		162,500,000	158,107,422
Total U.S. Treasury Obligations (Cost $188,280,534)			187,468,359

	Number of Shares
MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	1,728,904	1,728,904
Total Money Market Fund (Cost $1,728,904)		1,728,904

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—1.70%
U.S. Treasury Obligations–0.12%
×≠U.S. Treasury Bills
5.19% 9/7/23	397,000	$ 393,263
5.21% 9/14/23	530,000	524,453
5.25% 9/14/23	326,000	322,588
		1,240,304
Discounted Commercial Paper–1.00%
AT&T, Inc.
5.70% 3/19/24	10,500,000	10,051,180
		10,051,180
Repurchase Agreement–0.58%
BNP Paribas 5.16%, dated 6/30/23, to be repurchased on 7/3/23, repurchase price $5,800,000 (collateralized by U.S. Treasury Notes 2.000% 8/15/25; market value $5,875,674).	5,800,000	5,800,000
		5,800,000
Total Short-Term Investments (Cost $17,104,558)		17,091,484

TOTAL INVESTMENTS–119.94% (Cost $1,246,081,226)	1,210,131,203

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(19.94%)	(201,166,673)
NET ASSETS APPLICABLE TO 109,106,939 SHARES OUTSTANDING–100.00%	$1,008,964,530
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($221,908,900 / 23,964,314 Shares)	$9.260
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($787,055,630 / 85,142,625 Shares)	$9.244
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,073,690,788
Distributable earnings/(accumulated loss)	(64,726,258)
TOTAL NET ASSETS	$1,008,964,530

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives and TBA's.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for open derivatives and reverse repurchase agreements.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $3,224,000 cash collateral held at broker for futures contracts, $3,173,000 cash collateral held at brokers for centrally cleared swap contracts, $12,372 expense reimbursement receivable from Lincoln Financial Investments Corporation, $227,000 variation margin due from brokers on centrally cleared swap contracts, $56,217,336 payable for securities purchased, $182,629 payable for fund shares redeemed, $132,891 other accrued expenses payable, $549,513 due to manager and affiliates and $16,660 variation margin due to broker on futures contracts as of June 30, 2023.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	10,700,000	USD	(7,176,391)	8/16/23	$ —	$ (38,665)
BNP	EUR	(30,328,000)	USD	32,546,275	7/5/23	—	(555,469)
BNP	GBP	1,531,000	USD	(1,955,666)	7/5/23	—	(11,241)
BNP	GBP	(13,740,000)	USD	17,124,229	7/5/23	—	(326,062)
BNP	JPY	2,148,000,000	USD	(15,444,015)	7/5/23	—	(546,842)
JPMC	AUD	2,035,000	USD	(1,327,428)	8/16/23	30,074	—
JPMC	CAD	(11,818,454)	USD	8,711,530	7/5/23	—	(210,395)
Total Foreign Currency Exchange Contracts						$30,074	$(1,688,674)
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(487)	U.S. Treasury 10 yr Ultra Notes	$ (57,679,062)	$ (58,079,393)	9/20/23	$ 400,331	$ —
1,990	U.S. Treasury 2 yr Notes	404,654,062	407,481,524	9/29/23	—	(2,827,462)
(812)	U.S. Treasury 5 yr Notes	(86,960,125)	(87,696,103)	9/29/23	735,978	—
(8)	U.S. Treasury Ultra Bonds	(1,089,750)	(1,077,113)	9/20/23	—	(12,637)
Total Futures Contracts					$1,136,309	$(2,840,099)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BOA-collateralized by U.S. Treasury Notes 3.125% 8/15/25; market value $10,817,187	5.17%	6/27/23	7/11/23	$ (10,976,000)	$ (10,982,305)
CA-collateralized by U.S. Treasury Notes 3.125% 8/15/25; market value $3,863,281	5.21%	6/28/23	7/5/23	(3,920,000)	(3,921,702)
CA-collateralized by U.S. Treasury Notes 3.500% 9/15/25; market value $158,107,422	5.21%	6/28/23	7/5/23	(160,062,500)	(160,131,860)
Total Reverse Repurchase Agreements				$(174,958,500)	$(175,035,867)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[4]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.40- Quarterly[5]	196,200,000	(1.00%)	6/20/28	$(2,994,087)	$(1,660,562)	$—	$(1,333,525)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2023.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BNP–BNP Paribas
BOA–Bank of America
CA–Credit Agricole
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
TSFR01M–1 Month Term Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 21,541,218
Dividends	12,935
21,554,153
EXPENSES:
Management fees	2,708,158
Distribution fees-Service Class	984,123
Shareholder servicing fees	157,073
Accounting and administration expenses	116,663
Professional fees	49,676
Custodian fees	21,107
Trustees’ fees and expenses	19,500
Pricing fees	12,832
Reports and statements to shareholders	11,670
Interest expense on reverse repurchase agreements and securities sold short	10,857
Consulting fees	1,520
Other	9,589
4,102,768
Less:
Management fees waived	(344,237)
Expenses reimbursed	(55,392)
Total operating expenses	3,703,139
NET INVESTMENT INCOME	17,851,014
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(6,021,122)
Foreign currencies	342,120
Foreign currency exchange contracts	(3,364,218)
Futures contracts	(1,713,279)
Swap contracts	(15,459,196)
Net realized loss	(26,215,695)
Net change in unrealized appreciation (depreciation) of:
Investments	7,379,668
Foreign currencies	155,230
Foreign currency exchange contracts	1,709,269
Futures contracts	(2,205,704)
Swap contracts	12,332,076
Net change in unrealized appreciation (depreciation)	19,370,539
NET REALIZED AND UNREALIZED LOSS	(6,845,156)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,005,858
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,851,014	$ 15,899,488
Net realized loss	(26,215,695)	(8,627,802)
Net change in unrealized appreciation (depreciation)	19,370,539	(54,947,978)
Net increase (decrease) in net assets resulting from operations	11,005,858	(47,676,292)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,161,705)
Service Class	—	(10,026,856)
Return of capital:
Standard Class	—	(1,153,937)
Service Class	—	(5,364,047)
	—	(23,706,545)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,795,955	282,959,871
Service Class	94,762,331	279,459,476
Reinvestment of dividends and distributions:
Standard Class	—	8,315,642
Service Class	—	15,390,903
	98,558,286	586,125,892
Cost of shares redeemed:
Standard Class	(162,176,915)	(37,027,200)
Service Class	(103,980,652)	(263,325,234)
	(266,157,567)	(300,352,434)
Increase (decrease) in net assets derived from capital share transactions	(167,599,281)	285,773,458
NET INCREASE (DECREASE) IN NET ASSETS	(156,593,423)	214,390,621
NET ASSETS:
Beginning of period	1,165,557,953	951,167,332
End of period	$1,008,964,530	$1,165,557,953
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.167	$ 9.854	$ 10.085	$ 9.900	$ 9.882	$ 10.010
Income (loss) from investment operations:
Net investment income[2]	0.160	0.174	0.105	0.166	0.242	0.225
Net realized and unrealized gain (loss)	(0.067)	(0.655)	(0.170)	0.238	0.089	(0.111)
Total from investment operations	0.093	(0.481)	(0.065)	0.404	0.331	0.114
Less dividends and distributions from:
Net investment income	—	(0.143)	(0.115)	(0.153)	(0.313)	(0.242)
Net realized gain	—	—	—	(0.048)	—	—
Return of capital	—	(0.063)	(0.051)	(0.018)	—	—
Total dividends and distributions	—	(0.206)	(0.166)	(0.219)	(0.313)	(0.242)
Net asset value, end of period	$ 9.260	$ 9.167	$ 9.854	$ 10.085	$ 9.900	$ 9.882
Total return[3]	1.01%	(4.88%)	(0.64%)	4.09%	3.37%	1.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,909	$376,412	$135,986	$167,331	$390,993	$493,734
Ratio of expenses to average net assets[4]	0.50%	0.51%	0.53%	0.54%	0.54%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.57%	0.58%	0.57%	0.58%	0.58%	0.80%
Ratio of net investment income to average net assets[5]	3.48%	1.85%	1.04%	1.64%	2.41%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.41%	1.78%	1.00%	1.60%	2.37%	2.21%
Portfolio turnover	129%	1,035%	461%	852%	715%	2,370%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2023, the years ended 2022, 2021, 2020, and 2019 was 0.50%, 0.50%, 0.53%, 0.54%, and 0.54%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2023, the years ended 2022, 2021, 2020, and 2019 was 3.48%, 1.86%, 1.04%, 1.64%, and 2.41%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.162	$ 9.849	$ 10.080	$ 9.898	$ 9.881	$ 10.011
Income (loss) from investment operations:
Net investment income[2]	0.148	0.152	0.079	0.140	0.217	0.200
Net realized and unrealized gain (loss)	(0.066)	(0.655)	(0.168)	0.238	0.088	(0.111)
Total from investment operations	0.082	(0.503)	(0.089)	0.378	0.305	0.089
Less dividends and distributions from:
Net investment income	—	(0.120)	(0.099)	(0.132)	(0.288)	(0.219)
Net realized gain	—	—	—	(0.048)	—	—
Return of capital	—	(0.064)	(0.043)	(0.016)	—	—
Total dividends and distributions	—	(0.184)	(0.142)	(0.196)	(0.288)	(0.219)
Net asset value, end of period	$ 9.244	$ 9.162	$ 9.849	$ 10.080	$ 9.898	$ 9.881
Total return[3]	0.90%	(5.12%)	(0.89%)	3.83%	3.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$787,056	$789,146	$815,181	$720,390	$564,954	$516,059
Ratio of expenses to average net assets[4]	0.75%	0.76%	0.78%	0.79%	0.79%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.83%	0.82%	0.83%	0.83%	1.05%
Ratio of net investment income to average net assets[5]	3.23%	1.60%	0.79%	1.39%	2.16%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.16%	1.53%	0.75%	1.35%	2.12%	1.96%
Portfolio turnover	129%	1,035%	461%	852%	715%	2,370%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2023, the years ended 2022, 2021, 2020, and 2019 was 0.75%, 0.75%, 0.78%, 0.79%, and 0.79%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2023, the years ended 2022, 2021, 2020, and 2019 was 3.23%, 1.61%, 0.79%, 1.39%, and 2.16%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP PIMCO Low Duration Bond Fund-18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP PIMCO Low Duration Bond Fund is $1,395,855 and $1,392,979 respectively.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2023, and matured on the next business day.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2023, the Fund pledged $172,787,890 in securities as collateral for reverse repurchase agreements.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LVIP PIMCO Low Duration Bond Fund-19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 150,231	$ 74,643	$ 105,916	$ 330,790
Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$45,753
Legal	7,339
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,230 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 12,372
Management fees payable to LFI	363,582
Distribution fees payable to LFD	161,823
Shareholder servicing fees payable to Lincoln Life	24,108
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 120,257,793
Purchases of U.S. government securities	1,579,630,206
Sales other than U.S. government securities	166,978,595
Sales of U.S. government securities	1,356,606,892
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,246,081,226
Aggregate unrealized appreciation of investments and derivatives	$ 785,075
Aggregate unrealized depreciation of investments and derivatives	(38,068,622)
Net unrealized depreciation of investments and derivatives	$ (37,283,547)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 45,065,793	$—	$ 45,065,793
Agency Commercial Mortgage-Backed Security	—	512,280	—	512,280
Agency Mortgage-Backed Securities	—	48,177,758	—	48,177,758
Agency Obligations	—	165,449,363	—	165,449,363
Corporate Bonds	—	355,824,150	—	355,824,150
Municipal Bonds	—	19,944,263	—	19,944,263
Non-Agency Asset-Backed Securities	—	267,551,410	—	267,551,410
Non-Agency Collateralized Mortgage Obligations	—	37,188,738	—	37,188,738
Non-Agency Commercial Mortgage-Backed Securities	—	54,374,397	—	54,374,397
Sovereign Bond	—	9,090,076	—	9,090,076
Supranational Bank	—	664,228	—	664,228
U.S. Treasury Obligations	—	187,468,359	—	187,468,359
Money Market Fund	1,728,904	—	—	1,728,904
Short-Term Investments	—	17,091,484	—	17,091,484
Total Investments	$1,728,904	$1,208,402,299	$—	$1,210,131,203
Derivatives:

Assets:
Foreign Currency Exchange Contract	$ —	$ 30,074	$—	$ 30,074
Futures Contracts	$ 1,136,309	$ —	$—	$ 1,136,309
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (1,688,674)	$—	$ (1,688,674)
Futures Contracts	$(2,840,099)	$ —	$—	$ (2,840,099)
Reverse Repurchase Agreements	$ —	$(174,958,500)	$—	$(174,958,500)
Swap Contract	$ —	$ (1,333,525)	$—	$ (1,333,525)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	409,543	30,249,185
Service Class	10,251,954	29,464,964
Shares reinvested:
Standard Class	—	908,218
Service Class	—	1,681,515
	10,661,497	62,303,882
Shares redeemed:
Standard Class	(17,507,226)	(3,895,894)
Service Class	(11,238,216)	(27,786,531)
	(28,745,442)	(31,682,425)
Net increase (decrease)	(18,083,945)	30,621,457
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2023, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund pledged $562,214 in securities and $3,224,000 in cash as collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
flows to be received from(paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2023, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$ 30,074	Liabilities net of receivables and other assets	$(1,688,674)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,136,309	Liabilities net of receivables and other assets	(2,840,099)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(1,333,525)
Total		$1,166,383		$(5,862,298)
LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (3,364,218)	$ 1,709,269
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,713,279)	(2,205,704)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(947,449)	(1,256,746)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(14,511,747)	13,588,822
Total		$(20,536,693)	$11,835,641
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$25,779,550	$106,033,643
Futures contracts (average notional value)	538,301,020	154,520,492
CDS contracts (average notional value)*	8,400,000	169,342,857
Interest rate swap contracts (average notional value)**	—	123,157,143

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2023, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
BNP Paribas SA	$1,602,487
Total	$1,602,487
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP PIMCO Low Duration Bond Fund-25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$ —	$(1,478,279)	$(1,478,279)
JPMorgan Chase Bank	30,074	(210,395)	(180,321)
Total	$30,074	$(1,688,674)	$(1,658,600)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$(1,478,279)	$—	$—	$1,478,279	$—	$ —
JPMorgan Chase Bank	(180,321)	—	—	—	—	(180,321)
Total	$(1,658,600)	$—	$—	$1,478,279	$—	$(180,321)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Repurchase Agreements
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2023, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Counterparty	Repurchase Agreement	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Exposure[1]
BNP Paribas SA	$5,800,000	$(5,800,000)	$—	$—
Total	$5,800,000	$(5,800,000)	$—	$—

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP PIMCO Low Duration Bond Fund-26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2023, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ (10,976,000)	$ 10,817,187	$—	$ (158,813)
Credit Agricole SA	(163,982,500)	161,970,703	—	(2,011,797)
Total	$(174,958,500)	$172,787,890	$—	$(2,170,610)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
LVIP PIMCO Low Duration Bond Fund-27

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-28

LVIP PIMCO Low Duration Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP PIMCO Low Duration Bond Fund-29

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,148.80	0.10%	$0.53
Service Class Shares	1,000.00	1,146.80	0.45%	2.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.20	0.10%	$0.50
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.79%
Equity Funds	94.78%
Money Market Fund	5.01%
Total Investments	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.79%
Equity Funds–94.78%
✠Fidelity ®-
VIP Contrafund® Portfolio	7,134,516	$ 323,978,367
VIP Equity-Income Portfolio	5,426,792	132,847,873
		456,826,240
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–5.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	24,155,154	$ 24,155,154
		24,155,154
Total Investment Companies (Cost $351,306,014)		480,981,394

TOTAL INVESTMENTS–99.79% (Cost $351,306,014)	480,981,394
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,025,297
NET ASSETS APPLICABLE TO 33,439,998 SHARES OUTSTANDING–100.00%	$482,006,691
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($78,678 / 5,439 Shares)	$14.466
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($481,928,013 / 33,434,559 Shares)	$14.414
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$353,531,411
Distributable earnings/(accumulated loss)	128,475,280
TOTAL NET ASSETS	$482,006,691

✠ Initial Class.
★ Includes $1,382,366 cash collateral held at broker for futures contracts, $21,392 expense reimbursement receivable from Lincoln Financial Investments Corporation, $292,838 variation margin due from broker on futures contracts, $875,377 payable for fund shares redeemed, $44,096 other accrued expenses payable and $177,199 due to manager and affiliates as of June 30, 2023.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$ 79,369	$ 78,728	9/18/23	$ 641	$ —
1	Euro	136,912	135,317	9/18/23	1,595	—
1	Japanese Yen	87,656	91,165	9/18/23	—	(3,509)
					2,236	(3,509)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	449,055	450,158	9/15/23	—	(1,103)
109	E-mini S&P 500 Index	24,460,962	23,699,304	9/15/23	761,658	—
3	Euro STOXX 50 Index	144,922	141,635	9/15/23	3,287	—
1	FTSE 100 Index	95,777	97,042	9/15/23	—	(1,265)
					764,945	(2,368)
Total Futures Contracts					$767,181	$(5,877)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 587,913
EXPENSES:
Management fees	1,609,141
Distribution fees-Service Class	804,436
Shareholder servicing fees	66,664
Accounting and administration expenses	50,753
Professional fees	22,072
Trustees’ fees and expenses	8,001
Reports and statements to shareholders	5,247
Custodian fees	3,936
Consulting fees	1,790
Pricing fees	331
Other	5,819
2,578,190
Less:
Management fees waived	(1,436,733)
Expenses reimbursed	(118,638)
Total operating expenses	1,022,819
NET INVESTMENT LOSS	(434,906)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	271,059
Distributions from investment companies	2,907,445
Foreign currencies	279
Futures contracts	(461,195)
Net realized gain	2,717,588
Net change in unrealized appreciation (depreciation) of:
Investments	60,666,689
Foreign currencies	276
Futures contracts	759,191
Net change in unrealized appreciation (depreciation)	61,426,156
NET REALIZED AND UNREALIZED GAIN	64,143,744
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,708,838
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (434,906)	$ 2,396,216
Net realized gain	2,717,588	16,666,895
Net change in unrealized appreciation (depreciation)	61,426,156	(131,668,833)
Net increase (decrease) in net assets resulting from operations	63,708,838	(112,605,722)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(20,542)
Service Class	—	(75,534,648)
	—	(75,555,190)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	152	4,735
Service Class	10,553,275	27,194,919
Reinvestment of dividends and distributions:
Standard Class	—	20,542
Service Class	—	75,534,648
	10,553,427	102,754,844
Cost of shares redeemed:
Standard Class	(6,548)	(53,036)
Service Class	(40,249,782)	(63,624,276)
	(40,256,330)	(63,677,312)
Increase (decrease) in net assets derived from capital share transactions	(29,702,903)	39,077,532
NET INCREASE (DECREASE) IN NET ASSETS	34,005,935	(149,083,380)
NET ASSETS:
Beginning of period	448,000,756	597,084,136
End of period	$482,006,691	$ 448,000,756
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.592	$ 18.674	$ 15.290	$ 13.110	$ 12.098	$ 13.486
Income (loss) from investment operations:
Net investment income[3]	0.011	0.129	0.085	0.088	0.113	0.145
Net realized and unrealized gain (loss)	1.863	(3.708)	4.030	2.527	2.220	(0.878)
Total from investment operations	1.874	(3.579)	4.115	2.615	2.333	(0.733)
Less dividends and distributions from:
Net investment income	—	(0.139)	(0.243)	(0.089)	(0.157)	(0.175)
Net realized gain	—	(2.364)	(0.488)	(0.346)	(1.164)	(0.480)
Total dividends and distributions	—	(2.503)	(0.731)	(0.435)	(1.321)	(0.655)
Net asset value, end of period	$ 14.466	$ 12.592	$ 18.674	$ 15.290	$ 13.110	$ 12.098
Total return[4]	14.88%	(18.92%)	26.98%	20.26%	20.04%	(5.85%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 79	$ 74	$ 153	$ 132	$ 124	$ 109
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.77%	0.77%	0.77%	0.77%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets	0.16% [6]	0.83%	0.49%	0.64%	0.87%	1.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.51%) [6]	0.16%	(0.18%)	(0.03%)	0.20%	0.41%
Portfolio turnover	4%	15%	20%	16%	15%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.569	$ 18.648	$ 15.270	$ 13.100	$ 12.095	$ 13.479
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)	0.073	0.024	0.040	0.067	0.097
Net realized and unrealized gain (loss)	1.857	(3.698)	4.021	2.519	2.215	(0.874)
Total from investment operations	1.845	(3.625)	4.045	2.559	2.282	(0.777)
Less dividends and distributions from:
Net investment income	—	(0.090)	(0.179)	(0.043)	(0.113)	(0.127)
Net realized gain	—	(2.364)	(0.488)	(0.346)	(1.164)	(0.480)
Total dividends and distributions	—	(2.454)	(0.667)	(0.389)	(1.277)	(0.607)
Net asset value, end of period	$ 14.414	$ 12.569	$ 18.648	$ 15.270	$ 13.100	$ 12.095
Total return[4]	14.68%	(19.20%)	26.54%	19.84%	19.62%	(6.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,928	$ 447,926	$596,931	$530,011	$451,758	$404,985
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.12%	1.12%	1.12%	1.12%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	(0.19%) [6]	0.48%	0.14%	0.29%	0.52%	0.72%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.86%) [6]	(0.19%)	(0.53%)	(0.38%)	(0.15%)	0.06%
Portfolio turnover	4%	15%	20%	16%	15%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 245,320	$ 234,492	$ 237,502	$ 717,314
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$18,841
Legal	3,023
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,656 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 21,392
Management fees payable to LFI	29,277
Distribution fees payable to LFD	136,602
Shareholder servicing fees payable to Lincoln Life	11,320
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$16,075,413
Sales	38,031,193
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$351,306,014
Aggregate unrealized appreciation of investments and derivatives	$130,442,561
Aggregate unrealized depreciation of investments and derivatives	(5,877)
Net unrealized appreciation of investments and derivatives	$130,436,684
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$480,981,394	$—	$—	$480,981,394
Derivatives:
Assets:
Futures Contracts	$ 767,181	$—	$—	$ 767,181
Liabilities:
Futures Contracts	$ (5,877)	$—	$—	$ (5,877)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	12	316
Service Class	790,968	1,745,805
Shares reinvested:
Standard Class	—	1,646
Service Class	—	6,082,575
	790,980	7,830,342
Shares redeemed:
Standard Class	(474)	(4,283)
Service Class	(2,993,874)	(4,201,923)
	(2,994,348)	(4,206,206)
Net increase (decrease)	(2,203,368)	3,624,136
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$764,945	Receivables and other assets net of liabilities	$(2,368)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	2,236	Receivables and other assets net of liabilities	(3,509)
Total		$767,181		$(5,877)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(441,725)	$756,564
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(19,470)	2,627
Total		$(461,195)	$759,191
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,562,990	$3,798,909
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-13

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-14

LVIP Franklin Templeton Multi-Factor Funds
(formerly LVIP SSGA Funds)
LVIP Franklin Templeton Multi-Factor International Equity Fund (formerly LVIP SSGA Developed International 150 Fund)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (formerly LVIP SSGA Emerging Markets 100 Fund)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (formerly LVIP SSGA Large Cap 100 Fund)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (formerly LVIP SSGA Small-Mid Cap 200 Fund)
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Franklin Templeton Multi-Factor Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Factor Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Franklin Templeton Multi-Factor International Equity Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,097.10	0.41%	$2.13
Service Class Shares	1,000.00	1,095.80	0.66%	3.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.41%	$2.06
Service Class Shares	1,000.00	1,021.50	0.66%	3.31
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,050.70	0.47%	$2.39
Service Class Shares	1,000.00	1,049.50	0.72%	3.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,085.00	0.36%	$1.86
Service Class Shares	1,000.00	1,083.60	0.61%	3.15
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,050.10	0.39%	$1.98
Service Class Shares	1,000.00	1,048.70	0.64%	3.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.39%	$1.96
Service Class Shares	1,000.00	1,021.60	0.64%	3.21

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	97.43%
Australia	6.66%
Austria	0.21%
Belgium	0.95%
Denmark	3.39%
Finland	0.70%
France	12.18%
Germany	7.70%
Hong Kong	1.98%
Ireland	0.45%
Israel	0.41%
Italy	2.07%
Japan	21.36%
Jordan	0.24%
Netherlands	6.83%
New Zealand	0.30%
Norway	0.74%
Portugal	0.22%
Singapore	0.94%
Spain	3.11%
Sweden	3.10%
Switzerland	10.29%
Thailand	0.35%
United Kingdom	13.25%
Preferred Stocks	0.24%
Money Market Fund	1.63%
Total Investments	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.21%
Air Freight & Logistics	0.70%
Automobile Components	0.51%
Automobiles	2.71%
Banks	7.33%
Beverages	1.61%
Biotechnology	0.90%
Broadline Retail	0.69%
Building Products	1.30%
Capital Markets	3.24%
Chemicals	3.42%
Commercial Services & Supplies	0.32%
Sector	Percentage of Net Assets
Construction & Engineering	0.60%
Construction Materials	0.52%
Consumer Staples Distribution & Retail	1.59%
Containers & Packaging	0.09%
Diversified Consumer Services	0.10%
Diversified REITs	0.09%
Diversified Telecommunication Services	1.98%
Electric Utilities	2.24%
Electrical Equipment	1.49%
Electronic Equipment, Instruments & Components	1.43%
Entertainment	0.90%
Financial Services	1.28%
Food Products	2.72%
Gas Utilities	0.46%
Ground Transportation	0.41%
Health Care Equipment & Supplies	2.44%
Health Care Providers & Services	0.24%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.63%
Household Durables	1.12%
Household Products	0.50%
Independent Power and Renewable Electricity Producers	0.24%
Industrial Conglomerates	1.32%
Industrial REITs	1.21%
Insurance	5.51%
Interactive Media & Services	0.25%
IT Services	0.60%
Leisure Products	0.25%
Life Sciences Tools & Services	0.44%
Machinery	3.68%
Marine Transportation	0.41%
Media	0.43%
Metals & Mining	3.06%
Multi-Utilities	0.89%
Oil, Gas & Consumable Fuels	3.75%
Paper & Forest Products	0.29%
Passenger Airlines	0.16%
Personal Care Products	2.49%
Pharmaceuticals	9.50%
Professional Services	1.87%
Real Estate Management & Development	1.35%
Semiconductors & Semiconductor Equipment	3.90%
Software	1.97%
Specialty Retail	1.01%
Technology Hardware, Storage & Peripherals	0.30%
Textiles, Apparel & Luxury Goods	3.59%
Tobacco	0.58%
Trading Companies & Distributors	1.54%
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Transportation Infrastructure	0.30%
Wireless Telecommunication Services	0.92%
Total	97.67%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Novo Nordisk AS Class B	2.69%
Novartis AG	2.02%
L'Oreal SA	1.70%
ASML Holding NV	1.50%
BHP Group Ltd.	1.44%
GSK PLC	1.35%
Shin-Etsu Chemical Co. Ltd.	1.35%
Allianz SE	1.34%
Shell PLC	1.27%
Stellantis NV	1.18%
Total	15.84%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	96.42%
Brazil	3.70%
Chile	0.57%
China	27.67%
Colombia	0.04%
Czech Republic	0.08%
Egypt	0.36%
Greece	1.39%
Hong Kong	1.43%
Hungary	0.38%
India	14.53%
Indonesia	1.88%
Malaysia	1.03%
Mexico	2.74%
Netherlands	0.20%
Peru	0.35%
Philippines	0.86%
Poland	0.86%
Qatar	0.54%
Republic of Korea	12.48%
Russia	0.00%
Saudi Arabia	2.58%
South Africa	3.24%
Taiwan	15.29%
Thailand	1.86%
Turkey	1.03%
United Arab Emirates	1.33%
Preferred Stocks	2.05%
Money Market Fund	0.42%
Total Investments	98.89%
Receivables and Other Assets Net of Liabilities	1.11%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.21%
Air Freight & Logistics	0.39%
Automobile Components	0.63%
Automobiles	3.35%
Banks	14.76%
Beverages	1.49%
Biotechnology	0.74%
Broadline Retail	3.71%
Building Products	0.02%
Sector	Percentage of Net Assets
Capital Markets	0.65%
Chemicals	2.64%
Commercial Services & Supplies	0.03%
Communications Equipment	0.26%
Construction & Engineering	0.51%
Construction Materials	1.02%
Consumer Finance	0.83%
Consumer Staples Distribution & Retail	1.28%
Containers & Packaging	0.25%
Diversified Consumer Services	0.10%
Diversified REITs	0.08%
Diversified Telecommunication Services	1.50%
Electric Utilities	0.87%
Electrical Equipment	1.37%
Electronic Equipment, Instruments & Components	2.66%
Entertainment	1.45%
Financial Services	1.74%
Food Products	1.97%
Gas Utilities	0.47%
Ground Transportation	0.19%
Health Care Equipment & Supplies	0.25%
Health Care Providers & Services	1.29%
Hotels, Restaurants & Leisure	2.66%
Household Durables	0.37%
Household Products	0.10%
Independent Power and Renewable Electricity Producers	0.72%
Industrial Conglomerates	1.42%
Insurance	2.86%
Interactive Media & Services	6.08%
IT Services	2.42%
Life Sciences Tools & Services	0.73%
Machinery	0.66%
Marine Transportation	0.38%
Media	0.15%
Metals & Mining	3.81%
Oil, Gas & Consumable Fuels	4.01%
Passenger Airlines	0.30%
Personal Care Products	0.88%
Pharmaceuticals	1.52%
Real Estate Management & Development	1.98%
Semiconductors & Semiconductor Equipment	10.90%
Software	0.35%
Specialty Retail	0.85%
Technology Hardware, Storage & Peripherals	5.23%
Textiles, Apparel & Luxury Goods	1.12%
Tobacco	0.30%
Transportation Infrastructure	0.56%
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Wireless Telecommunication Services	1.40%
Total	98.47%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.36%
Tencent Holdings Ltd.	4.38%
Samsung Electronics Co. Ltd.	3.96%
Alibaba Group Holding Ltd.	2.41%
Reliance Industries Ltd.	1.91%
BYD Co. Ltd. Class H	1.42%
ICICI Bank Ltd.	1.25%
Meituan Class B	1.21%
United Microelectronics Corp.	1.18%
Bank Central Asia Tbk PT	1.17%
Total	25.25%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.90%
Aerospace & Defense	1.17%
Air Freight & Logistics	0.71%
Automobile Components	0.10%
Automobiles	2.56%
Banks	4.15%
Beverages	1.48%
Biotechnology	2.77%
Broadline Retail	2.77%
Building Products	0.62%
Capital Markets	2.37%
Chemicals	1.39%
Commercial Services & Supplies	0.69%
Communications Equipment	1.24%
Construction & Engineering	0.10%
Consumer Finance	0.42%
Consumer Staples Distribution & Retail	1.83%
Containers & Packaging	0.23%
Distributors	0.10%
Diversified Telecommunication Services	0.57%
Electric Utilities	1.45%
Electrical Equipment	0.70%
Electronic Equipment, Instruments & Components	0.57%
Energy Equipment & Services	0.12%
Entertainment	1.43%
Financial Services	4.35%
Food Products	0.64%
Gas Utilities	0.51%
Ground Transportation	0.31%
Health Care Equipment & Supplies	2.40%
Health Care Providers & Services	2.91%
Health Care REITs	0.13%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	1.55%
Household Durables	0.18%
Household Products	1.68%
Independent Power and Renewable Electricity Producers	0.14%
Industrial Conglomerates	0.13%
Insurance	1.37%
Interactive Media & Services	6.00%
IT Services	1.12%
Life Sciences Tools & Services	2.07%
Machinery	1.42%
Media	1.29%
Metals & Mining	0.81%
Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.85%
Office REITs	0.58%
Oil, Gas & Consumable Fuels	3.73%
Passenger Airlines	0.18%
Pharmaceuticals	3.45%
Professional Services	0.68%
Real Estate Management & Development	0.13%
Residential REITs	0.26%
Retail REITs	0.36%
Semiconductors & Semiconductor Equipment	6.89%
Software	10.45%
Specialized REITs	1.35%
Specialty Retail	1.90%
Technology Hardware, Storage & Peripherals	8.06%
Textiles, Apparel & Luxury Goods	0.40%
Tobacco	0.51%
Trading Companies & Distributors	0.20%
Water Utilities	0.09%
Wireless Telecommunication Services	0.18%
Money Market Fund	1.04%
Total Investments	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	7.36%
Microsoft Corp.	6.60%
Amazon.com, Inc.	2.77%
NVIDIA Corp.	2.64%
Alphabet, Inc. Class C	2.23%
Meta Platforms, Inc. Class A	2.01%
JPMorgan Chase & Co.	1.85%
Alphabet, Inc. Class A	1.76%
Tesla, Inc.	1.72%
Visa, Inc. Class A	1.52%
Total	30.46%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.26%
Aerospace & Defense	1.22%
Air Freight & Logistics	0.22%
Automobile Components	1.33%
Automobiles	0.34%
Banks	8.34%
Beverages	0.41%
Biotechnology	7.77%
Broadline Retail	0.08%
Building Products	1.74%
Capital Markets	1.58%
Chemicals	1.71%
Commercial Services & Supplies	1.51%
Communications Equipment	0.88%
Construction & Engineering	1.21%
Construction Materials	0.18%
Consumer Finance	0.64%
Consumer Staples Distribution & Retail	0.46%
Containers & Packaging	0.27%
Diversified Consumer Services	0.89%
Diversified REITs	0.67%
Diversified Telecommunication Services	0.65%
Electric Utilities	0.61%
Electrical Equipment	1.89%
Electronic Equipment, Instruments & Components	2.70%
Energy Equipment & Services	2.01%
Entertainment	0.35%
Financial Services	1.79%
Food Products	0.97%
Gas Utilities	0.81%
Ground Transportation	0.55%
Health Care Equipment & Supplies	3.49%
Health Care Providers & Services	2.83%
Health Care REITs	0.70%
Health Care Technology	0.72%
Hotel & Resort REITs	0.66%
Hotels, Restaurants & Leisure	2.10%
Household Durables	1.70%
Household Products	0.23%
Independent Power and Renewable Electricity Producers	1.07%
Industrial REITs	0.35%
Insurance	1.91%
Interactive Media & Services	1.02%
IT Services	0.52%
Leisure Products	0.37%
Security Type/Sector	Percentage of Net Assets
Life Sciences Tools & Services	1.21%
Machinery	4.46%
Marine Transportation	0.19%
Media	0.80%
Metals & Mining	1.45%
Mortgage Real Estate Investment Trusts (REITs)	1.02%
Multi-Utilities	0.37%
Office REITs	0.85%
Oil, Gas & Consumable Fuels	3.91%
Paper & Forest Products	0.07%
Passenger Airlines	0.40%
Personal Care Products	0.73%
Pharmaceuticals	1.86%
Professional Services	2.24%
Real Estate Management & Development	0.87%
Residential REITs	0.61%
Retail REITs	1.04%
Semiconductors & Semiconductor Equipment	2.77%
Software	5.90%
Specialized REITs	0.58%
Specialty Retail	2.87%
Technology Hardware, Storage & Peripherals	0.84%
Textiles, Apparel & Luxury Goods	0.53%
Tobacco	0.12%
Trading Companies & Distributors	1.51%
Water Utilities	0.51%
Wireless Telecommunication Services	0.10%
Money Market Fund	0.70%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
First Citizens BancShares, Inc. Class A	0.94%
Vistra Corp.	0.77%
Builders FirstSource, Inc.	0.76%
Snap-on, Inc.	0.73%
Super Micro Computer, Inc.	0.70%
SPS Commerce, Inc.	0.60%
Jabil, Inc.	0.58%
Lincoln Electric Holdings, Inc.	0.57%
Manhattan Associates, Inc.	0.57%
Webster Financial Corp.	0.55%
Total	6.77%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.43%
Australia–6.66%
BHP Group Ltd.	379,351	$ 11,404,033
BlueScope Steel Ltd.	89,378	1,230,093
Brambles Ltd.	178,233	1,713,812
Cochlear Ltd.	24,405	3,739,045
CSL Ltd.	29,742	5,507,588
Fortescue Metals Group Ltd.	245,675	3,645,501
Goodman Group	602,604	8,100,713
Lottery Corp. Ltd.	1,097,294	3,761,811
Macquarie Group Ltd.	6,644	790,555
Pilbara Minerals Ltd.	886,029	2,912,080
†Qantas Airways Ltd.	313,927	1,300,950
Rio Tinto Ltd.	10,106	773,914
Sonic Healthcare Ltd.	80,843	1,922,581
Stockland	272,775	733,297
Suncorp Group Ltd.	259,479	2,331,475
Telstra Corp. Ltd.	675,379	1,937,459
WiseTech Global Ltd.	19,219	1,030,873
		52,835,780
Austria–0.21%
Erste Group Bank AG	23,363	819,524
Verbund AG	10,218	819,746
		1,639,270
Belgium–0.95%
Ageas SA	75,138	3,046,037
Anheuser-Busch InBev SA	13,616	771,720
KBC Group NV	11,237	784,351
Solvay SA	26,178	2,927,224
		7,529,332
Denmark–3.39%
AP Moller - Maersk AS Class A	905	1,578,049
Novo Nordisk AS Class B	131,911	21,308,863
Pandora AS	45,102	4,031,292
		26,918,204
Finland–0.70%
Elisa Oyj	14,140	754,854
Kone Oyj Class B	43,799	2,288,260
Neste Oyj	32,859	1,265,178
Orion Oyj Class B	30,489	1,265,325
		5,573,617
France–12.18%
Air Liquide SA	33,489	6,005,753
Arkema SA	8,634	814,155
AXA SA	90,674	2,679,537
BioMerieux	12,804	1,344,387
BNP Paribas SA	118,665	7,488,468
Bollore SE	167,237	1,042,935
Bouygues SA	23,755	798,012
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Carrefour SA	49,162	$ 931,655
Cie de Saint-Gobain	143,917	8,762,582
Cie Generale des Etablissements Michelin SCA	30,854	912,702
Credit Agricole SA	66,626	791,108
Dassault Aviation SA	12,258	2,455,904
Edenred	12,712	851,505
Eiffage SA	38,172	3,985,482
Hermes International	3,905	8,488,372
Ipsen SA	17,467	2,102,613
L'Oreal SA	28,922	13,491,426
LVMH Moet Hennessy Louis Vuitton SE	9,725	9,169,821
Pernod Ricard SA	25,937	5,731,420
Publicis Groupe SA	32,739	2,627,509
Safran SA	5,084	796,712
Sanofi	7,542	811,940
Schneider Electric SE	16,984	3,085,596
TotalEnergies SE	160,789	9,230,032
Valeo SA	37,936	815,217
Wendel SE	13,796	1,416,932
		96,631,775
Germany–7.70%
Allianz SE	45,493	10,596,402
BASF SE	16,173	785,737
Bayerische Motoren Werke AG	48,714	5,992,165
Beiersdorf AG	5,882	778,915
Commerzbank AG	74,848	829,754
Continental AG	18,441	1,393,225
Daimler Truck Holding AG	57,431	2,069,935
Deutsche Post AG	72,167	3,526,242
E.ON SE	552,630	7,059,520
GEA Group AG	39,623	1,658,858
Hannover Rueck SE	3,929	834,121
Heidelberg Materials AG	38,745	3,186,336
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,631	5,117,249
Nemetschek SE	11,172	834,066
Rational AG	2,555	1,850,078
SAP SE	47,590	6,501,148
Siemens AG	40,949	6,826,234
Telefonica Deutschland Holding AG	435,541	1,225,835
		61,065,820
Hong Kong–1.98%
AIA Group Ltd.	74,000	751,581
Budweiser Brewing Co. APAC Ltd.	386,200	999,354
LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	394,514	$ 2,407,854
Hong Kong Exchanges & Clearing Ltd.	147,200	5,577,262
SITC International Holdings Co. Ltd.	433,000	792,897
Sun Hung Kai Properties Ltd.	108,000	1,364,538
Techtronic Industries Co. Ltd.	72,500	792,831
WH Group Ltd.	4,139,365	2,204,517
Xinyi Glass Holdings Ltd.	530,000	828,559
		15,719,393
Ireland–0.45%
AIB Group PLC	197,166	829,793
Bank of Ireland Group PLC	115,908	1,106,624
CRH PLC	16,585	914,950
Smurfit Kappa Group PLC	21,375	713,393
		3,564,760
Israel–0.41%
Bank Hapoalim BM	103,451	853,118
ICL Group Ltd.	146,804	805,776
Israel Discount Bank Ltd. Class A	170,484	851,709
†Nice Ltd.	3,541	728,799
		3,239,402
Italy–2.07%
Assicurazioni Generali SpA	38,226	777,363
CNH Industrial NV	84,910	1,224,624
Enel SpA	120,359	811,511
Intesa Sanpaolo SpA	1,023,870	2,684,332
Poste Italiane SpA	232,831	2,522,241
Prysmian SpA	87,920	3,677,139
Terna - Rete Elettrica Nazionale	93,107	794,125
UniCredit SpA	168,610	3,920,784
		16,412,119
Japan–21.36%
Advantest Corp.	43,800	5,899,158
Ajinomoto Co., Inc.	22,200	884,378
Asahi Intecc Co. Ltd.	45,200	889,895
Bandai Namco Holdings, Inc.	84,800	1,963,740
BayCurrent Consulting, Inc.	64,600	2,429,085
Bridgestone Corp.	21,300	875,040
Canon, Inc.	57,000	1,498,337
Capcom Co. Ltd.	27,700	1,098,040
Chubu Electric Power Co., Inc.	313,100	3,819,662
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dai Nippon Printing Co. Ltd.	27,200	$ 772,633
Dai-ichi Life Holdings, Inc.	41,800	795,031
Daiwa House Industry Co. Ltd.	258,100	6,819,507
Daiwa Securities Group, Inc.	216,000	1,113,049
Disco Corp.	20,800	3,297,755
Fuji Electric Co. Ltd.	20,500	902,513
Hakuhodo DY Holdings, Inc.	72,300	763,190
Hamamatsu Photonics KK	61,400	3,014,334
Honda Motor Co. Ltd.	29,900	905,786
Hoya Corp.	61,400	7,347,503
Hulic Co. Ltd.	164,400	1,408,649
Inpex Corp.	285,600	3,137,733
ITOCHU Corp.	24,517	973,853
Japan Post Holdings Co. Ltd.	762,200	5,478,118
Japan Post Insurance Co. Ltd.	85,300	1,281,966
Japan Tobacco, Inc.	175,746	3,849,888
Kansai Electric Power Co., Inc.	170,700	2,141,672
KDDI Corp.	210,600	6,503,984
Keisei Electric Railway Co. Ltd.	32,900	1,363,682
Keyence Corp.	14,400	6,842,253
Komatsu Ltd.	203,200	5,496,156
Kose Corp.	7,700	740,196
M3, Inc.	33,200	723,913
Mazda Motor Corp.	239,600	2,315,539
McDonald's Holdings Co. Japan Ltd.	19,200	746,471
Mitsubishi Corp.	74,400	3,597,009
Mitsubishi Electric Corp.	225,400	3,186,444
Mitsubishi Heavy Industries Ltd.	20,000	934,105
Mitsui & Co. Ltd.	149,100	5,643,111
Mizuho Financial Group, Inc.	51,300	784,145
MS&AD Insurance Group Holdings, Inc.	66,300	2,347,834
NEC Corp.	66,900	3,245,486
Nexon Co. Ltd.	36,900	707,619
NIPPON EXPRESS HOLDINGS, Inc.	36,000	2,030,696
Nitori Holdings Co. Ltd.	6,500	729,913
Nitto Denko Corp.	12,400	920,398
Nomura Real Estate Holdings, Inc.	48,200	1,145,936
Odakyu Electric Railway Co. Ltd.	142,700	1,912,134
Omron Corp.	24,600	1,510,483

LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oracle Corp. Japan	19,100	$ 1,420,537
Oriental Land Co. Ltd.	44,500	1,734,876
ORIX Corp.	90,100	1,643,081
Otsuka Corp.	38,100	1,484,058
Otsuka Holdings Co. Ltd.	190,800	6,998,861
Pan Pacific International Holdings Corp.	44,600	798,773
Panasonic Holdings Corp.	346,400	4,247,530
†Renesas Electronics Corp.	42,500	802,073
Seiko Epson Corp.	54,000	843,057
Sekisui House Ltd.	40,000	807,983
Shin-Etsu Chemical Co. Ltd.	319,800	10,687,055
Shionogi & Co. Ltd.	20,400	860,460
Sony Group Corp.	23,900	2,157,457
Sysmex Corp.	19,200	1,315,142
Takeda Pharmaceutical Co. Ltd.	23,700	744,714
Tokyo Electron Ltd.	16,300	2,347,663
Tokyo Gas Co. Ltd.	168,900	3,684,996
Tosoh Corp.	87,300	1,032,595
Toyota Motor Corp.	129,500	2,081,335
Toyota Tsusho Corp.	19,400	969,536
Welcia Holdings Co. Ltd.	37,900	789,425
Yakult Honsha Co. Ltd.	63,400	4,009,799
ZOZO, Inc.	61,300	1,271,645
		169,520,673
Jordan–0.24%
Hikma Pharmaceuticals PLC	79,205	1,906,049
		1,906,049
Netherlands–6.83%
ABN AMRO Bank NV GDR	50,454	784,219
†Adyen NV	1,320	2,285,802
ASML Holding NV	16,414	11,905,546
Heineken Holding NV	43,236	3,762,486
ING Groep NV	648,030	8,736,477
†Just Eat Takeaway.com NV	81,787	1,253,678
Koninklijke Ahold Delhaize NV	267,426	9,117,358
Koninklijke KPN NV	225,026	803,337
†Prosus NV	15,507	1,135,641
Randstad NV	45,971	2,424,497
Stellantis NV	533,538	9,380,024
Universal Music Group NV	68,738	1,527,000
Wolters Kluwer NV	8,571	1,088,290
		54,204,355
New Zealand–0.30%
Fisher & Paykel Healthcare Corp. Ltd.	106,850	1,608,919
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Meridian Energy Ltd.	233,458	$ 803,932
		2,412,851
Norway–0.74%
Equinor ASA	136,478	3,974,082
Mowi ASA	75,948	1,204,993
Norsk Hydro ASA	121,835	726,290
		5,905,365
Portugal–0.22%
Jeronimo Martins SGPS SA	62,118	1,711,263
		1,711,263
Singapore–0.94%
CapitaLand Ascendas REIT	384,000	775,055
Genting Singapore Ltd.	2,493,800	1,738,861
Jardine Cycle & Carriage Ltd.	48,700	1,255,778
Mapletree Logistics Trust	618,100	743,418
Singapore Exchange Ltd.	417,200	2,970,964
		7,484,076
Spain–3.11%
Acciona SA	7,757	1,317,062
Aena SME SA	14,776	2,391,446
Banco Bilbao Vizcaya Argentaria SA	955,712	7,342,454
Corp. ACCIONA Energias Renovables SA	32,759	1,095,955
Iberdrola SA	495,637	6,472,426
Industria de Diseno Textil SA	156,261	6,061,020
		24,680,363
Sweden–3.10%
ArcelorMittal SA	28,068	765,811
Essity AB Class B	147,671	3,932,724
Evolution AB	10,203	1,292,962
Industrivarden AB Class A	65,307	1,811,241
Industrivarden AB Class C	76,202	2,102,767
Nordea Bank Abp	192,884	2,101,023
Skandinaviska Enskilda Banken AB Class A	75,948	840,004
SKF AB Class B	125,536	2,187,528
Swedbank AB Class A	387,016	6,531,325
†Swedish Orphan Biovitrum AB	84,000	1,641,802
Volvo AB Class B	65,321	1,351,819
		24,559,006
Switzerland–10.29%
ABB Ltd.	26,820	1,055,121
Adecco Group AG	24,776	811,447

LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Alcon, Inc.	11,132	$ 923,537
Baloise Holding AG	5,046	742,227
BKW AG	8,626	1,525,076
Cie Financiere Richemont SA Class A	5,028	854,096
†Coca-Cola HBC AG	50,394	1,503,245
EMS-Chemie Holding AG	2,672	2,024,869
Geberit AG	1,526	799,752
Kuehne & Nagel International AG	2,959	876,535
Lonza Group AG	4,052	2,421,931
Nestle SA	76,619	9,216,616
Novartis AG	159,128	16,043,191
Roche Holding AG	27,590	8,427,915
Schindler Holding AG	24,456	5,703,088
Sika AG	3,495	1,000,970
Sonova Holding AG	8,063	2,151,508
STMicroelectronics NV	134,201	6,693,058
Swatch Group AG	2,703	790,336
Swiss Life Holding AG	1,355	793,606
Swisscom AG	11,716	7,312,434
UBS Group AG	314,815	6,380,879
VAT Group AG	8,682	3,596,206
		81,647,643
Thailand–0.35%
†Sea Ltd. ADR	48,400	2,809,136
		2,809,136
United Kingdom–13.25%
3i Group PLC	357,872	8,870,552
Ashtead Group PLC	15,759	1,092,585
Associated British Foods PLC	161,218	4,082,500
AstraZeneca PLC	29,670	4,253,319
Auto Trader Group PLC	259,614	2,015,777
BAE Systems PLC	473,060	5,577,962
Barclays PLC	1,731,440	3,382,522
Barratt Developments PLC	191,926	1,008,708
BP PLC	357,337	2,080,550
BT Group PLC	2,413,026	3,754,989
Burberry Group PLC	189,149	5,103,894
Compass Group PLC	30,822	863,112
Experian PLC	24,266	931,353
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
GSK PLC	605,095	$ 10,723,828
HSBC Holdings PLC (London Shares)	684,885	5,422,806
Imperial Brands PLC	34,780	769,836
InterContinental Hotels Group PLC	22,409	1,549,055
Intertek Group PLC	80,073	4,340,588
Legal & General Group PLC	1,221,932	3,537,858
Lloyds Banking Group PLC	1,354,426	750,824
Mondi PLC	148,905	2,271,755
NatWest Group PLC	241,406	737,855
Next PLC	40,423	3,544,536
Pearson PLC	75,365	790,113
RELX PLC	82,045	2,737,077
Rio Tinto PLC	42,585	2,706,261
†Rolls-Royce Holdings PLC	429,462	825,856
Sage Group PLC	434,093	5,099,248
Shell PLC	336,501	10,038,385
Taylor Wimpey PLC	565,631	738,935
Unilever PLC	91,520	4,765,829
Vodafone Group PLC	822,813	775,771
		105,144,239
Total Common Stock (Cost $757,316,769)		773,114,491
ΔPREFERRED STOCKS–0.24%
Germany–0.24%
Bayerische Motoren Werke AG 8.22%	7,408	844,178
Sartorius AG 0.45%	3,052	1,057,392
Total Preferred Stocks (Cost $2,082,153)		1,901,570

MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	12,979,208	12,979,208
Total Money Market Fund (Cost $12,979,208)		12,979,208

TOTAL INVESTMENTS–99.30% (Cost $772,378,130)	787,995,269
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	5,528,447
NET ASSETS APPLICABLE TO 102,519,721 SHARES OUTSTANDING–100.00%	$793,523,716
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($672,600,738 / 86,886,239 Shares)	$7.741
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($120,922,978 / 15,633,482 Shares)	$7.735
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$814,645,649
Distributable earnings/(accumulated loss)	(21,121,933)
TOTAL NET ASSETS	$793,523,716

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $380,695 cash collateral held at broker for futures contracts, $135,908 variation margin due from broker on futures contracts, $847 payable for securities purchased, $318,697 payable for fund shares redeemed, $25,592 other accrued expenses payable, $250,214 due to manager and affiliates, $43,511 payable for fund accounting fee and $48,987 Payable for custodian fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
112	E-mini MSCI EAFE Index	$12,070,800	$11,988,607	9/15/23	$82,193	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.42%
Brazil–3.70%
Ambev SA	617,600	$ 1,988,929
B3 SA - Brasil Bolsa Balcao	274,300	836,958
Banco do Brasil SA	54,000	558,247
Engie Brasil Energia SA	70,700	675,225
Klabin SA	260,700	1,188,564
†PRIO SA	234,800	1,823,694
Raia Drogasil SA	27,300	168,366
Rumo SA	193,400	899,103
Telefonica Brasil SA	144,000	1,307,013
Ultrapar Participacoes SA	231,300	915,887
Vale SA	411,400	5,528,923
WEG SA	221,900	1,752,696
		17,643,605
Chile–0.57%
Banco de Chile	10,817,475	1,129,166
†Enel Americas SA	7,135,538	952,200
Enel Chile SA	9,880,637	642,068
		2,723,434
China–27.67%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	44,200	212,611
3SBio, Inc.	642,000	646,029
†Akeso, Inc.	21,000	95,255
†Alibaba Group Holding Ltd.	1,102,500	11,476,835
Anhui Kouzi Distillery Co. Ltd. Class A	12,900	87,872
Anhui Yingjia Distillery Co. Ltd. Class A	14,100	124,079
ANTA Sports Products Ltd.	312,200	3,208,143
Autohome, Inc. ADR	26,100	761,076
Avary Holding Shenzhen Co. Ltd. Class A	40,300	134,948
†Baidu, Inc. Class A	230,250	3,927,090
Bank of Beijing Co. Ltd. Class A	451,600	288,090
Bank of China Ltd. Class A	749,000	403,252
†Bank of Jiangsu Co. Ltd. Class A	302,000	306,132
Bank of Shanghai Co. Ltd. Class A	301,200	238,620
†Beijing Kingsoft Office Software, Inc. Class A	9,722	633,463
Beijing Tiantan Biological Products Corp. Ltd. Class A	34,600	129,554
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	17,140	157,823
Bloomage Biotechnology Corp. Ltd. Class A	9,707	119,342
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BYD Co. Ltd. Class A	7,400	$ 263,913
BYD Co. Ltd. Class H	211,000	6,765,639
By-health Co. Ltd. Class A	34,900	115,325
C&D International Investment Group Ltd.	202,000	460,662
China Feihe Ltd.	1,289,000	719,483
†China Literature Ltd.	59,400	250,525
China Medical System Holdings Ltd.	472,000	770,143
China Merchants Bank Co. Ltd. Class A	437,700	1,978,778
China Petroleum & Chemical Corp. Class A	668,800	586,072
China Tower Corp. Ltd. Class H	15,436,000	1,719,097
China Zheshang Bank Co. Ltd. Class A	336,800	122,528
Chongqing Brewery Co. Ltd. Class A	10,300	130,799
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,100	93,054
CITIC Securities Co. Ltd. Class A	260,175	709,958
CMOC Group Ltd. Class A	382,400	281,366
CMOC Group Ltd. Class H	1,317,000	693,386
Contemporary Amperex Technology Co. Ltd. Class A	8,640	272,991
CRRC Corp. Ltd. Class A	522,000	467,817
CSPC Pharmaceutical Group Ltd.	2,524,000	2,196,582
†Daqo New Energy Corp. ADR	4,800	190,560
Dongyue Group Ltd.	564,000	423,623
ENN Energy Holdings Ltd.	9,500	118,827
ENN Natural Gas Co. Ltd. Class A	53,100	138,743
Far East Horizon Ltd.	453,000	359,342
Focus Media Information Technology Co. Ltd. Class A	104,300	97,810
Foxconn Industrial Internet Co. Ltd. Class A	189,600	657,672
Fuyao Glass Industry Group Co. Ltd. Class A	40,700	201,148
Fuyao Glass Industry Group Co. Ltd. Class H	124,000	514,352
Ganfeng Lithium Group Co. Ltd. Class A	32,200	271,493
G-bits Network Technology Xiamen Co. Ltd. Class A	1,400	94,652
GCL Technology Holdings Ltd.	6,677,000	1,550,101
Gemdale Corp. Class A	93,300	92,657
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†GF Securities Co. Ltd. Class H	358,800	$ 496,045
Great Wall Motor Co. Ltd. Class H	417,500	480,840
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	306,538
Greentown China Holdings Ltd.	277,500	279,125
Greentown Service Group Co. Ltd.	258,000	123,625
Guangzhou Tinci Materials Technology Co. Ltd. Class A	40,900	232,738
Guotai Junan Securities Co. Ltd. Class A	159,800	308,386
Haidilao International Holding Ltd.	390,000	862,450
Haier Smart Home Co. Ltd. Class A	127,600	412,967
Haier Smart Home Co. Ltd. Class H	63,200	199,305
Haitong Securities Co. Ltd. Class A	204,900	260,504
Hangzhou Tigermed Consulting Co. Ltd. Class H	17,700	101,140
Henan Shuanghui Investment & Development Co. Ltd. Class A	71,600	241,686
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	251,573
†Hua Hong Semiconductor Ltd.	209,000	687,711
Huafon Chemical Co. Ltd. Class A	104,100	98,443
Hualan Biological Engineering, Inc. Class A	38,300	118,416
†Huaneng Power International, Inc. Class H	204,000	127,901
Huatai Securities Co. Ltd. Class A	155,400	295,296
Huaxia Bank Co. Ltd. Class A	279,000	208,014
Humanwell Healthcare Group Co. Ltd. Class A	33,600	124,773
Hunan Valin Steel Co. Ltd. Class A	146,500	96,362
Hundsun Technologies, Inc. Class A	38,600	235,803
†Iflytek Co. Ltd. Class A	15,400	144,267
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Imeik Technology Development Co. Ltd. Class A	4,500	$ 276,040
Industrial Bank Co. Ltd. Class A	469,400	1,013,543
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	174,000	98,344
Inner Mongolia Yitai Coal Co. Ltd. Class B	372,900	510,672
†Innovent Biologics, Inc.	36,000	136,740
Inspur Electronic Information Industry Co. Ltd. Class A	27,900	186,280
JCET Group Co. Ltd. Class A	36,200	155,758
JD.com, Inc. Class A	124,950	2,130,967
Jiangsu Hengli Hydraulic Co. Ltd. Class A	19,800	175,589
Jiangsu King's Luck Brewery JSC Ltd. Class A	26,400	192,212
Jiangsu Pacific Quartz Co. Ltd. Class A	6,500	101,928
Jiangsu Yoke Technology Co. Ltd. Class A	9,700	97,529
†Jinduicheng Molybdenum Co. Ltd. Class A	67,800	104,215
†Kuaishou Technology	209,100	1,437,176
Kunlun Energy Co. Ltd.	288,000	226,874
LB Group Co. Ltd. Class A	50,500	114,874
Lenovo Group Ltd.	2,148,000	2,250,839
†Li Auto, Inc. Class A	72,000	1,246,607
Li Ning Co. Ltd.	95,500	515,717
†Lingyi iTech Guangdong Co. Class A	146,300	139,360
Longfor Group Holdings Ltd.	663,000	1,619,007
LONGi Green Energy Technology Co. Ltd. Class A	95,900	379,438
†Meituan Class B	367,000	5,754,897
NARI Technology Co. Ltd. Class A	161,200	513,315
NetEase, Inc.	158,800	3,075,782
†New Oriental Education & Technology Group, Inc.	117,400	462,763
Nongfu Spring Co. Ltd. Class H	491,600	2,720,776
†PDD Holdings, Inc. ADR	5,200	359,528
PetroChina Co. Ltd. Class A	457,000	470,642
Ping An Bank Co. Ltd. Class A	401,400	622,171

LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class A	232,700	$ 1,487,862
Ping An Insurance Group Co. of China Ltd. Class H	634,500	4,052,497
Pop Mart International Group Ltd.	45,200	100,772
SDIC Power Holdings Co. Ltd. Class A	152,700	266,184
SF Holding Co. Ltd. Class A	104,639	650,374
Shandong Gold Mining Co. Ltd. Class A	76,000	246,789
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	45,500	192,107
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	596,242
Shanghai Aiko Solar Energy Co. Ltd. Class A	37,200	157,759
†Shanghai Bairun Investment Holding Group Co. Ltd. Class A	22,400	112,335
Shanghai M&G Stationery, Inc. Class A	19,500	120,002
Shanghai RAAS Blood Products Co. Ltd. Class A	137,300	142,084
Shanghai Rural Commercial Bank Co. Ltd. Class A	194,300	145,906
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	63,800	143,506
Shenzhen Capchem Technology Co. Ltd. Class A	15,800	113,242
Shenzhen Inovance Technology Co. Ltd. Class A	20,400	180,818
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	430,372
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	126,706
Sieyuan Electric Co. Ltd. Class A	16,400	105,628
Sinoma Science & Technology Co. Ltd. Class A	35,400	100,256
†Skshu Paint Co. Ltd. Class A	11,260	101,537
Sungrow Power Supply Co. Ltd. Class A	28,600	460,695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†TBEA Co. Ltd. Class A	82,400	$ 253,374
Tencent Holdings Ltd.	493,300	20,916,497
†Tencent Music Entertainment Group ADR	248,600	1,834,668
Tianqi Lithium Corp. Class A	31,900	308,250
Tongwei Co. Ltd. Class A	94,700	448,274
Topsports International Holdings Ltd.	684,000	595,096
Unisplendour Corp. Ltd. Class A	57,700	253,643
†Vipshop Holdings Ltd. ADR	123,887	2,044,136
Wanhua Chemical Group Co. Ltd. Class A	64,000	774,429
Want Want China Holdings Ltd.	1,601,000	1,064,820
Weichai Power Co. Ltd. Class H	600,000	882,764
WuXi AppTec Co. Ltd. Class A	49,000	421,397
WuXi AppTec Co. Ltd. Class H	130,100	1,042,679
†Wuxi Biologics Cayman, Inc.	269,000	1,292,827
XCMG Construction Machinery Co. Ltd. Class A	247,500	230,986
Xinjiang Daqo New Energy Co. Ltd. Class A	37,081	206,955
Yadea Group Holdings Ltd.	426,000	971,779
Yifeng Pharmacy Chain Co. Ltd. Class A	18,300	93,388
†Yihai International Holding Ltd.	162,000	348,933
YongXing Special Materials Technology Co. Ltd. Class A	10,630	91,949
Yum China Holdings, Inc.	46,058	2,602,277
Zangge Mining Co. Ltd. Class A	33,800	105,233
Zhejiang Dahua Technology Co. Ltd. Class A	64,500	175,833
Zhejiang Weixing New Building Materials Co. Ltd. Class A	34,000	96,151
Zhongji Innolight Co. Ltd. Class A	10,300	209,459
Zhongjin Gold Corp. Ltd. Class A	103,200	147,351
Zhongsheng Group Holdings Ltd.	224,000	859,912
Zijin Mining Group Co. Ltd. Class A	440,400	692,189

LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zijin Mining Group Co. Ltd. Class H	892,000	$ 1,320,945
ZTE Corp. Class A	76,400	479,656
ZTO Express Cayman, Inc. ADR	47,000	1,178,760
		132,021,086
Colombia–0.04%
Bancolombia SA	24,539	182,346
		182,346
Czech Republic–0.08%
Moneta Money Bank AS	109,990	402,889
		402,889
Egypt–0.36%
Commercial International Bank Egypt SAE	893,681	1,482,198
Eastern Co. SAE	342,143	236,289
		1,718,487
Greece–1.39%
JUMBO SA	41,250	1,134,303
Motor Oil Hellas Corinth Refineries SA	20,027	506,999
Mytilineos SA	37,962	1,340,261
†National Bank of Greece SA	191,757	1,246,498
OPAP SA	66,670	1,162,612
†Public Power Corp. SA	73,692	840,446
Terna Energy SA	17,948	395,419
		6,626,538
Hong Kong–1.43%
Bosideng International Holdings Ltd.	1,130,000	477,338
†China Construction Bank Corp. Class H	3,495,000	2,262,744
China Gas Holdings Ltd.	959,400	1,100,319
China Traditional Chinese Medicine Holdings Co. Ltd.	200,000	93,395
Geely Automobile Holdings Ltd.	751,000	922,112
Shenzhen International Holdings Ltd.	468,500	413,311
Sinopharm Group Co. Ltd. Class H	492,000	1,540,203
		6,809,422
Hungary–0.38%
MOL Hungarian Oil & Gas PLC	147,732	1,293,452
OTP Bank Nyrt	5,189	184,471
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary (continued)
Richter Gedeon Nyrt	13,412	$ 331,110
		1,809,033
India–14.53%
ABB India Ltd.	11,172	603,438
†Adani Power Ltd.	261,285	798,433
Asian Paints Ltd.	48,948	2,009,993
Aurobindo Pharma Ltd.	92,557	821,997
Axis Bank Ltd.	351,353	4,239,548
Bajaj Holdings & Investment Ltd.	6,400	547,163
Berger Paints India Ltd.	84,424	698,965
Britannia Industries Ltd.	27,782	1,703,525
CG Power & Industrial Solutions Ltd.	220,361	1,018,884
Cholamandalam Investment & Finance Co. Ltd.	68,610	957,226
Colgate-Palmolive India Ltd.	42,943	884,744
Divi's Laboratories Ltd.	14,600	638,879
Dr Reddy's Laboratories Ltd.	38,020	2,394,500
†Godrej Consumer Products Ltd.	32,210	424,996
Havells India Ltd.	9,745	152,679
HCL Technologies Ltd.	250,624	3,643,457
Hindalco Industries Ltd.	38,498	198,526
Hindustan Unilever Ltd.	74,123	2,423,449
Housing Development Finance Corp. Ltd.	125,974	4,346,136
ICICI Bank Ltd.	519,098	5,943,146
Indian Hotels Co. Ltd.	302,494	1,450,381
Indraprastha Gas Ltd.	107,124	618,993
Infosys Ltd.	72,509	1,181,018
†InterGlobe Aviation Ltd.	33,111	1,061,790
ITC Ltd.	219,244	1,208,915
Jubilant Foodworks Ltd.	138,090	845,935
Larsen & Toubro Ltd.	45,179	1,366,100
Muthoot Finance Ltd.	39,779	602,135
NTPC Ltd.	329,501	761,011
PI Industries Ltd.	26,790	1,282,646
Reliance Industries Ltd.	292,375	9,113,645
Shree Cement Ltd.	3,171	924,718
Shriram Finance Ltd.	65,577	1,390,096
Siemens Ltd.	30,925	1,422,300
SRF Ltd.	9,120	255,133
Tata Consultancy Services Ltd.	112,258	4,536,044
Tata Elxsi Ltd.	7,387	685,944
UltraTech Cement Ltd.	35,655	3,610,163
†United Spirits Ltd.	100,611	1,121,266
Varun Beverages Ltd.	60,988	598,044

LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Vedanta Ltd.	251,445	$ 856,423
		69,342,384
Indonesia–1.88%
Adaro Energy Indonesia Tbk PT	5,163,300	768,441
Bank Central Asia Tbk PT	9,121,700	5,594,321
Kalbe Farma Tbk PT	2,529,400	346,153
Sumber Alfaria Trijaya Tbk PT	5,759,500	992,430
Unilever Indonesia Tbk PT	1,693,100	482,026
United Tractors Tbk PT	515,800	799,953
		8,983,324
Malaysia–1.03%
Hong Leong Bank Bhd	182,400	741,926
Hong Leong Financial Group Bhd	78,200	295,878
IOI Corp. Bhd	341,400	273,319
Maxis Bhd	903,200	794,325
Nestle Malaysia Bhd	23,800	667,981
Telekom Malaysia Bhd	399,200	420,501
Tenaga Nasional Bhd	889,900	1,726,490
		4,920,420
Mexico–2.74%
Banco del Bajio SA	267,408	816,893
Fibra Uno Administracion SA de CV	268,500	391,997
Grupo Aeroportuario del Sureste SAB de CV Class B	45,965	1,284,909
Grupo Bimbo SAB de CV	272,500	1,463,671
Grupo Carso SAB de CV	159,800	1,154,832
Grupo Financiero Banorte SAB de CV Class O	412,600	3,394,423
†Grupo Financiero Inbursa SAB de CV Class O	725,400	1,716,770
Grupo Mexico SAB de CV	136,400	655,823
Orbia Advance Corp. SAB de CV	348,800	746,832
Promotora y Operadora de Infraestructura SAB de CV	27,505	276,030
Wal-Mart de Mexico SAB de CV	294,000	1,166,072
		13,068,252
Netherlands–0.20%
NEPI Rockcastle NV	165,861	973,509
		973,509
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.35%
Southern Copper Corp.	23,219	$ 1,665,731
		1,665,731
Philippines–0.86%
Bank of the Philippine Islands	656,710	1,296,748
BDO Unibank, Inc.	633,960	1,587,488
International Container Terminal Services, Inc.	174,050	642,843
Metropolitan Bank & Trust Co.	579,160	585,944
		4,113,023
Poland–0.86%
Bank Polska Kasa Opieki SA	55,844	1,523,237
CD Projekt SA	10,714	408,326
Polski Koncern Naftowy ORLEN SA	6,068	96,176
Powszechny Zaklad Ubezpieczen SA	212,210	2,058,359
		4,086,098
Qatar–0.54%
Commercial Bank PSQC	1,108,261	1,779,014
Ooredoo QPSC	267,239	803,185
		2,582,199
Republic of Korea–12.48%
BGF retail Co. Ltd.	2,811	373,402
Celltrion, Inc.	14,470	1,688,947
CJ Corp.	3,544	183,898
DB Insurance Co. Ltd.	16,096	914,212
Doosan Bobcat, Inc.	17,584	786,005
F&F Co. Ltd.	4,391	400,239
GS Holdings Corp.	15,548	433,362
Hana Financial Group, Inc.	102,803	3,068,928
Hankook Tire & Technology Co. Ltd.	25,145	659,699
Hanwha Aerospace Co. Ltd.	10,533	1,020,114
HMM Co. Ltd.	10,008	143,907
†HYBE Co. Ltd.	1,476	318,323
Hyundai Mobis Co. Ltd.	9,250	1,637,684
KB Financial Group, Inc.	131,575	4,775,472
Kia Corp.	79,288	5,340,920
Kumho Petrochemical Co. Ltd.	5,875	594,070
LG Electronics, Inc.	6,549	633,868
LG H&H Co. Ltd.	954	333,390
LG Uplus Corp.	72,085	588,172
†Meritz Financial Group, Inc.	37,225	1,180,256
NAVER Corp.	14,196	1,987,225

LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NCSoft Corp.	4,353	$ 980,272
Orion Corp.	8,701	793,526
POSCO Future M Co. Ltd.	1,191	321,325
Samsung Electronics Co. Ltd.	343,265	18,901,281
†Samsung Engineering Co. Ltd.	49,505	1,067,588
Samsung Fire & Marine Insurance Co. Ltd.	10,981	1,916,243
Samsung Life Insurance Co. Ltd.	28,087	1,436,470
Samsung SDI Co. Ltd.	1,265	645,952
Samsung SDS Co. Ltd.	8,926	836,710
Shinhan Financial Group Co. Ltd.	151,455	3,915,446
Woori Financial Group, Inc.	188,506	1,693,324
		59,570,230
Russia–0.00%
=†πNovolipetsk Steel PJSC GDR	176,137	0
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–2.58%
Bupa Arabia for Cooperative Insurance Co.	25,930	1,283,123
Dr Sulaiman Al Habib Medical Services Group Co.	30,142	2,306,156
Elm Co.	8,557	1,332,448
Etihad Etisalat Co.	128,078	1,643,023
Jarir Marketing Co.	207,006	914,969
†Mobile Telecommunications Co. Saudi Arabia	154,978	585,088
Mouwasat Medical Services Co.	17,026	1,103,859
Nahdi Medical Co.	14,034	638,938
Riyad Bank	60,708	548,170
Sahara International Petrochemical Co.	126,250	1,260,837
Saudi Aramco Base Oil Co.	18,396	676,366
		12,292,977
South Africa–3.24%
Anglo American Platinum Ltd.	3,830	173,129
AngloGold Ashanti Ltd.	81,263	1,720,120
Aspen Pharmacare Holdings Ltd.	21,170	206,534
Bid Corp. Ltd.	80,394	1,765,347
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Bidvest Group Ltd.	81,075	$ 1,127,005
Exxaro Resources Ltd.	37,198	324,660
FirstRand Ltd.	396,486	1,444,708
Foschini Group Ltd.	50,855	254,405
Gold Fields Ltd.	9,354	130,043
Harmony Gold Mining Co. Ltd.	177,703	748,504
Kumba Iron Ore Ltd.	23,536	553,397
MTN Group Ltd.	174,390	1,281,303
MultiChoice Group	78,327	397,394
OUTsurance Group Ltd.	282,553	510,273
Sasol Ltd.	83,029	1,028,666
Shoprite Holdings Ltd.	30,338	363,892
Sibanye Stillwater Ltd.	103,363	159,420
Standard Bank Group Ltd.	303,637	2,866,796
Woolworths Holdings Ltd.	111,336	422,067
		15,477,663
Taiwan–15.29%
Accton Technology Corp.	49,000	551,162
Airtac International Group	12,000	396,584
ASE Technology Holding Co. Ltd.	906,000	3,221,868
†Chailease Holding Co. Ltd.	66,000	433,936
Chunghwa Telecom Co. Ltd.	625,000	2,340,883
Compal Electronics, Inc.	1,467,000	1,379,767
Delta Electronics, Inc.	214,000	2,371,618
Eclat Textile Co. Ltd.	16,000	257,285
Evergreen Marine Corp. Taiwan Ltd.	146,000	440,118
Feng TAY Enterprise Co. Ltd.	82,000	518,744
Global Unichip Corp.	30,000	1,552,748
Globalwafers Co. Ltd.	28,000	449,361
Hon Hai Precision Industry Co. Ltd.	1,134,000	4,122,926
Largan Precision Co. Ltd.	36,000	2,469,510
MediaTek, Inc.	154,000	3,408,920
Micro-Star International Co. Ltd.	101,000	574,308
momo.com, Inc.	22,000	487,550
Nien Made Enterprise Co. Ltd.	21,000	231,479
Novatek Microelectronics Corp.	204,000	2,800,954
President Chain Store Corp.	27,000	245,188
Synnex Technology International Corp.	51,000	95,121
Taiwan Business Bank	1,989,000	911,687
Taiwan Semiconductor Manufacturing Co. Ltd.	1,644,000	30,370,132

LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	863,000	$ 2,115,919
United Microelectronics Corp.	3,582,000	5,628,081
Vanguard International Semiconductor Corp.	265,000	752,577
Voltronic Power Technology Corp.	22,000	1,391,323
Wistron Corp.	567,000	1,654,372
†Yang Ming Marine Transport Corp.	621,000	1,261,146
Zhen Ding Technology Holding Ltd.	154,000	520,756
		72,956,023
Thailand–1.86%
Advanced Info Service PCL	385,600	2,327,412
Bumrungrad Hospital PCL	191,800	1,222,586
Central Pattana PCL	139,800	258,268
Central Retail Corp. PCL	634,500	697,941
Delta Electronics Thailand PCL NVDR	402,700	1,048,305
Home Product Center PCL	652,400	257,611
Krungthai Card PCL	293,700	410,045
Land & Houses PCL	2,932,300	698,856
Muangthai Capital PCL	225,200	249,305
Ratch Group PCL	376,400	379,532
SCB X PCL	292,000	877,112
Srisawad Corp. PCL	239,300	318,909
Thai Oil PCL	82,600	103,090
		8,848,972
Turkey–1.03%
Akbank TAS	1,104,389	858,276
BIM Birlesik Magazalar AS	55,453	363,332
Haci Omer Sabanci Holding AS	367,217	649,838
KOC Holding AS	275,949	1,105,051
†Pegasus Hava Tasimaciligi AS	15,451	366,913
Turkiye Petrol Rafinerileri AS	339,499	1,043,916
Yapi ve Kredi Bankasi AS	1,076,766	538,020
		4,925,346
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–1.33%
Abu Dhabi Islamic Bank PJSC	501,647	$ 1,453,178
Aldar Properties PJSC	576,297	805,998
Emaar Properties PJSC	2,327,737	4,091,519
		6,350,695
Total Common Stock (Cost $469,022,564)		460,093,686
ΔPREFERRED STOCKS–2.05%
Brazil–1.60%
Gerdau SA 13.66%	395,235	2,068,541
Itau Unibanco Holding SA 5.39%	275,600	1,634,652
Itausa SA 5.96%	1,657,700	3,333,957
Petroleo Brasileiro SA 16.50%	99,700	615,082
		7,652,232
Chile–0.23%
Sociedad Quimica y Minera de Chile SA 11.90%	15,302	1,114,582
		1,114,582
Colombia–0.22%
Bancolombia SA 11.89%	152,552	1,023,526
		1,023,526
Total Preferred Stocks (Cost $9,433,228)		9,790,340

MONEY MARKET FUND–0.42%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	1,992,441	1,992,441
Total Money Market Fund (Cost $1,992,441)		1,992,441

TOTAL INVESTMENTS–98.89% (Cost $480,448,233)	471,876,467
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.11%	5,276,482
NET ASSETS APPLICABLE TO 65,934,962 SHARES OUTSTANDING–100.00%	$ 477,152,949
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($340,974,264 / 47,106,393 Shares)	$7.238
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($136,178,685 / 18,828,569 Shares)	$7.233
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 678,698,338
Distributable earnings/(accumulated loss)	(201,545,389)
TOTAL NET ASSETS	$ 477,152,949

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Novolipetsk Steel PJSC GDR	2/17/2022	$ 3,896,023	$ 0
Severstal PAO	2/4/2022	3,161,310	0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$12,107,889	$—

★ Includes $178,133 cash collateral held at broker for futures contracts, $44,639 variation margin due from broker on futures contracts, $1,230,663 payable for securities purchased, $141,367 payable for fund shares redeemed, $176,429 other accrued expenses payable, $170,473 due to manager and affiliates and $939,974 foreign capital gain taxes payable as of June 30, 2023.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	QAR	(338,901)	USD	93,021	7/3/23	$—	$(73)
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
124	E-mini MSCI Emerging Markets Index	$6,186,980	$6,247,992	9/15/23	$—	$(61,012)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
SCB–Standard Chartered Bank
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.90%
Aerospace & Defense–1.17%
Curtiss-Wright Corp.	8,211	$ 1,508,032
HEICO Corp. Class A	10,935	1,537,461
Lockheed Martin Corp.	17,089	7,867,434
Northrop Grumman Corp.	3,166	1,443,063
Textron, Inc.	74,564	5,042,763
		17,398,753
Air Freight & Logistics–0.71%
Expeditors International of Washington, Inc.	53,741	6,509,647
FedEx Corp.	16,111	3,993,917
		10,503,564
Automobile Components–0.10%
BorgWarner, Inc.	29,979	1,466,273
		1,466,273
Automobiles–2.56%
General Motors Co.	322,768	12,445,934
†Tesla, Inc.	97,133	25,426,505
		37,872,439
Banks–4.15%
Bank of America Corp.	203,341	5,833,853
Citigroup, Inc.	319,225	14,697,119
First Citizens BancShares, Inc. Class A	3,923	5,034,974
JPMorgan Chase & Co.	188,410	27,402,350
New York Community Bancorp, Inc.	214,994	2,416,533
Truist Financial Corp.	54,227	1,645,790
U.S. Bancorp	45,172	1,492,483
Webster Financial Corp.	37,372	1,410,793
Wells Fargo & Co.	38,433	1,640,320
		61,574,215
Beverages–1.48%
Coca-Cola Co.	104,391	6,286,426
†Monster Beverage Corp.	77,206	4,434,712
PepsiCo, Inc.	60,444	11,195,438
		21,916,576
Biotechnology–2.77%
AbbVie, Inc.	81,562	10,988,848
Amgen, Inc.	10,327	2,292,801
†Biogen, Inc.	11,717	3,337,587
Gilead Sciences, Inc.	169,042	13,028,067
†Regeneron Pharmaceuticals, Inc.	4,781	3,435,340
†Vertex Pharmaceuticals, Inc.	22,802	8,024,252
		41,106,895
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–2.77%
†Amazon.com, Inc.	315,368	$ 41,111,372
		41,111,372
Building Products–0.62%
†Builders FirstSource, Inc.	51,903	7,058,808
Owens Corning	16,901	2,205,581
		9,264,389
Capital Markets–2.37%
Affiliated Managers Group, Inc.	13,340	1,999,533
Ameriprise Financial, Inc.	12,969	4,307,783
Bank of New York Mellon Corp.	96,858	4,312,118
Cboe Global Markets, Inc.	17,123	2,363,145
CME Group, Inc.	8,287	1,535,498
Evercore, Inc. Class A	11,869	1,466,890
Goldman Sachs Group, Inc.	4,292	1,384,342
Invesco Ltd.	178,758	3,004,922
MarketAxess Holdings, Inc.	5,217	1,363,828
Moody's Corp.	4,641	1,613,768
Morgan Stanley	47,833	4,084,938
MSCI, Inc.	3,578	1,679,120
S&P Global, Inc.	5,401	2,165,207
State Street Corp.	52,990	3,877,808
		35,158,900
Chemicals–1.39%
CF Industries Holdings, Inc.	37,458	2,600,335
Chemours Co.	42,753	1,577,158
Linde PLC	22,604	8,613,932
LyondellBasell Industries NV Class A	17,269	1,585,812
Mosaic Co.	40,678	1,423,730
Olin Corp.	27,680	1,422,475
PPG Industries, Inc.	11,970	1,775,151
Sherwin-Williams Co.	5,847	1,552,496
		20,551,089
Commercial Services & Supplies–0.69%
†Copart, Inc.	88,265	8,050,651
Rollins, Inc.	51,416	2,202,147
		10,252,798
Communications Equipment–1.24%
Cisco Systems, Inc.	354,830	18,358,904
		18,358,904
Construction & Engineering–0.10%
Quanta Services, Inc.	7,811	1,534,471
		1,534,471
Consumer Finance–0.42%
Ally Financial, Inc.	80,988	2,187,486
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
OneMain Holdings, Inc.	37,452	$ 1,636,278
Synchrony Financial	72,652	2,464,356
		6,288,120
Consumer Staples Distribution & Retail–1.83%
Albertsons Cos., Inc. Class A	82,696	1,804,427
Kroger Co.	225,886	10,616,642
†Performance Food Group Co.	25,803	1,554,373
Target Corp.	10,827	1,428,081
Walmart, Inc.	74,178	11,659,298
		27,062,821
Containers & Packaging–0.23%
AptarGroup, Inc.	12,372	1,433,420
Graphic Packaging Holding Co.	80,169	1,926,461
		3,359,881
Distributors–0.10%
Genuine Parts Co.	8,982	1,520,024
		1,520,024
Diversified Telecommunication Services–0.57%
AT&T, Inc.	316,249	5,044,172
Verizon Communications, Inc.	92,596	3,443,645
		8,487,817
Electric Utilities–1.45%
Edison International	52,329	3,634,249
Evergy, Inc.	70,472	4,116,974
Exelon Corp.	35,071	1,428,792
FirstEnergy Corp.	194,118	7,547,308
†PG&E Corp.	83,239	1,438,370
Pinnacle West Capital Corp.	40,428	3,293,265
		21,458,958
Electrical Equipment–0.70%
Acuity Brands, Inc.	11,449	1,867,103
Eaton Corp. PLC	27,423	5,514,765
nVent Electric PLC	58,779	3,037,111
		10,418,979
Electronic Equipment, Instruments & Components–0.57%
†Arrow Electronics, Inc.	11,727	1,679,658
Jabil, Inc.	46,537	5,022,739
Vontier Corp.	52,915	1,704,392
		8,406,789
Energy Equipment & Services–0.12%
Schlumberger NV	37,193	1,826,920
		1,826,920
Entertainment–1.43%
†Activision Blizzard, Inc.	53,890	4,542,927
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Electronic Arts, Inc.	20,234	$ 2,624,350
†Netflix, Inc.	14,041	6,184,920
†Walt Disney Co.	88,148	7,869,853
		21,222,050
Financial Services–4.35%
†Berkshire Hathaway, Inc. Class B	49,460	16,865,860
†Fiserv, Inc.	12,095	1,525,784
Mastercard, Inc. Class A	51,792	20,369,794
MGIC Investment Corp.	105,437	1,664,850
Visa, Inc. Class A	94,959	22,550,864
Western Union Co.	131,929	1,547,527
		64,524,679
Food Products–0.64%
Hershey Co.	37,952	9,476,614
		9,476,614
Gas Utilities–0.51%
Atmos Energy Corp.	52,521	6,110,293
National Fuel Gas Co.	27,918	1,433,869
		7,544,162
Ground Transportation–0.31%
†Avis Budget Group, Inc.	9,086	2,077,695
Landstar System, Inc.	12,742	2,453,345
		4,531,040
Health Care Equipment & Supplies–2.40%
Abbott Laboratories	28,410	3,097,258
†Align Technology, Inc.	4,395	1,554,248
†Boston Scientific Corp.	26,638	1,440,849
DENTSPLY SIRONA, Inc.	36,479	1,459,890
†Dexcom, Inc.	11,146	1,432,373
†Edwards Lifesciences Corp.	55,566	5,241,541
†IDEXX Laboratories, Inc.	19,131	9,608,162
†Intuitive Surgical, Inc.	12,596	4,307,076
Stryker Corp.	19,570	5,970,611
Zimmer Biomet Holdings, Inc.	10,546	1,535,498
		35,647,506
Health Care Providers & Services–2.91%
Cardinal Health, Inc.	43,396	4,103,960
†Centene Corp.	85,720	5,781,814
Chemed Corp.	2,650	1,435,425
Cigna Group	11,451	3,213,151
CVS Health Corp.	21,390	1,478,691
Elevance Health, Inc.	11,437	5,081,345
Encompass Health Corp.	22,270	1,507,902
HCA Healthcare, Inc.	5,109	1,550,479
Humana, Inc.	16,332	7,302,527
†Molina Healthcare, Inc.	5,216	1,571,268

LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	20,913	$ 10,051,624
		43,078,186
Health Care REITs–0.13%
Medical Properties Trust, Inc.	202,179	1,872,178
		1,872,178
Health Care Technology–0.10%
†Veeva Systems, Inc. Class A	7,859	1,553,960
		1,553,960
Hotels, Restaurants & Leisure–1.55%
†Booking Holdings, Inc.	3,633	9,810,299
Boyd Gaming Corp.	26,792	1,858,561
†Chipotle Mexican Grill, Inc.	786	1,681,254
†Expedia Group, Inc.	15,211	1,663,931
McDonald's Corp.	12,160	3,628,666
Starbucks Corp.	28,617	2,834,800
Yum! Brands, Inc.	10,555	1,462,395
		22,939,906
Household Durables–0.18%
†NVR, Inc.	428	2,718,065
		2,718,065
Household Products–1.68%
Clorox Co.	9,245	1,470,325
Colgate-Palmolive Co.	85,379	6,577,598
Kimberly-Clark Corp.	13,151	1,815,627
Procter & Gamble Co.	99,133	15,042,441
		24,905,991
Independent Power and Renewable Electricity Producers–0.14%
Vistra Corp.	79,695	2,091,994
		2,091,994
Industrial Conglomerates–0.13%
General Electric Co.	17,869	1,962,910
		1,962,910
Insurance–1.37%
Aflac, Inc.	21,149	1,476,200
†Arch Capital Group Ltd.	83,404	6,242,789
Erie Indemnity Co. Class A	6,683	1,403,497
Hartford Financial Services Group, Inc.	30,480	2,195,170
Marsh & McLennan Cos., Inc.	8,207	1,543,572
Primerica, Inc.	13,089	2,588,481
Travelers Cos., Inc.	8,206	1,425,054
Unum Group	70,957	3,384,649
		20,259,412
Interactive Media & Services–6.00%
†Alphabet, Inc. Class A	218,390	26,141,283
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Alphabet, Inc. Class C	273,004	$ 33,025,294
†Meta Platforms, Inc. Class A	103,629	29,739,450
		88,906,027
IT Services–1.12%
Accenture PLC Class A	36,256	11,187,877
Cognizant Technology Solutions Corp. Class A	37,437	2,443,887
†DXC Technology Co.	55,474	1,482,265
†VeriSign, Inc.	6,494	1,467,449
		16,581,478
Life Sciences Tools & Services–2.07%
Agilent Technologies, Inc.	23,845	2,867,361
Bruker Corp.	34,690	2,564,285
†Mettler-Toledo International, Inc.	7,357	9,649,736
Thermo Fisher Scientific, Inc.	12,463	6,502,570
†Waters Corp.	11,974	3,191,550
West Pharmaceutical Services, Inc.	15,413	5,895,010
		30,670,512
Machinery–1.42%
AGCO Corp.	22,015	2,893,212
Allison Transmission Holdings, Inc.	32,817	1,852,848
Caterpillar, Inc.	20,642	5,078,964
Donaldson Co., Inc.	23,503	1,469,172
Illinois Tool Works, Inc.	5,857	1,465,187
PACCAR, Inc.	57,544	4,813,556
Snap-on, Inc.	5,304	1,528,560
Timken Co.	21,640	1,980,709
		21,082,208
Media–1.29%
†Charter Communications, Inc. Class A	4,279	1,571,976
Comcast Corp. Class A	353,166	14,674,047
Fox Corp. Class A	43,083	1,464,822
Omnicom Group, Inc.	15,258	1,451,799
		19,162,644
Metals & Mining–0.81%
Nucor Corp.	12,382	2,030,400
Southern Copper Corp.	24,236	1,738,691
Steel Dynamics, Inc.	57,229	6,233,955
U.S. Steel Corp.	80,361	2,009,829
		12,012,875
Multi-Utilities–0.85%
Consolidated Edison, Inc.	139,152	12,579,341
		12,579,341

LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs–0.58%
Alexandria Real Estate Equities, Inc.	61,807	$ 7,014,476
Boston Properties, Inc.	26,339	1,516,863
		8,531,339
Oil, Gas & Consumable Fuels–3.73%
APA Corp.	42,156	1,440,471
Cheniere Energy, Inc.	18,831	2,869,091
Chevron Corp.	42,107	6,625,536
ConocoPhillips	50,435	5,225,570
Coterra Energy, Inc.	57,753	1,461,151
Devon Energy Corp.	29,267	1,414,767
EOG Resources, Inc.	14,664	1,678,148
Exxon Mobil Corp.	168,010	18,019,072
Marathon Petroleum Corp.	46,773	5,453,732
Ovintiv, Inc.	38,481	1,464,972
PDC Energy, Inc.	31,290	2,225,971
Pioneer Natural Resources Co.	9,735	2,016,897
Range Resources Corp.	51,233	1,506,250
Valero Energy Corp.	32,552	3,818,350
		55,219,978
Passenger Airlines–0.18%
†United Airlines Holdings, Inc.	48,449	2,658,397
		2,658,397
Pharmaceuticals–3.45%
Bristol-Myers Squibb Co.	70,477	4,507,004
Eli Lilly & Co.	28,592	13,409,076
Johnson & Johnson	72,941	12,073,195
Merck & Co., Inc.	150,102	17,320,270
Pfizer, Inc.	104,809	3,844,394
		51,153,939
Professional Services–0.68%
†CACI International, Inc. Class A	4,454	1,518,101
Paychex, Inc.	12,802	1,432,160
Robert Half International, Inc.	35,143	2,643,457
Verisk Analytics, Inc.	19,580	4,425,667
		10,019,385
Real Estate Management & Development–0.13%
†CBRE Group, Inc. Class A	23,013	1,857,379
		1,857,379
Residential REITs–0.26%
AvalonBay Communities, Inc.	12,575	2,380,070
Equity LifeStyle Properties, Inc.	21,089	1,410,643
		3,790,713
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.36%
Simon Property Group, Inc.	45,588	$ 5,264,502
		5,264,502
Semiconductors & Semiconductor Equipment–6.89%
Analog Devices, Inc.	20,855	4,062,763
Applied Materials, Inc.	48,889	7,066,416
Broadcom, Inc.	20,339	17,642,659
†Cirrus Logic, Inc.	18,841	1,526,309
KLA Corp.	14,848	7,201,577
Lam Research Corp.	2,749	1,767,222
Microchip Technology, Inc.	101,410	9,085,322
NVIDIA Corp.	92,564	39,156,423
†ON Semiconductor Corp.	28,951	2,738,186
QUALCOMM, Inc.	42,861	5,102,174
Skyworks Solutions, Inc.	13,318	1,474,169
Texas Instruments, Inc.	29,469	5,305,009
		102,128,229
Software–10.45%
†Adobe, Inc.	23,491	11,486,864
†Cadence Design Systems, Inc.	20,303	4,761,460
Dell Technologies, Inc. Class C	31,513	1,705,168
†DocuSign, Inc.	29,028	1,483,041
Dolby Laboratories, Inc. Class A	20,317	1,700,127
†Dropbox, Inc. Class A	95,580	2,549,119
†Fair Isaac Corp.	2,897	2,344,281
†Fortinet, Inc.	20,725	1,566,603
Intuit, Inc.	7,073	3,240,778
†Manhattan Associates, Inc.	17,246	3,447,130
Microsoft Corp.	287,375	97,862,682
Oracle Corp.	69,564	8,284,377
†Salesforce, Inc.	30,044	6,347,095
†ServiceNow, Inc.	2,958	1,662,307
†Synopsys, Inc.	3,664	1,595,342
†Teradata Corp.	36,436	1,946,047
†Zoom Video Communications, Inc. Class A	43,516	2,953,866
		154,936,287
Specialized REITs–1.35%
CubeSmart	79,545	3,552,480
Equinix, Inc.	4,211	3,301,171
Life Storage, Inc.	11,160	1,483,834
VICI Properties, Inc.	370,409	11,641,955
		19,979,440
Specialty Retail–1.90%
†AutoNation, Inc.	11,788	1,940,423
†AutoZone, Inc.	581	1,448,642
Best Buy Co., Inc.	18,482	1,514,600
†GameStop Corp. Class A	61,083	1,481,263

LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	31,008	$ 9,632,325
Lowe's Cos., Inc.	11,005	2,483,828
†O'Reilly Automotive, Inc.	2,026	1,935,438
TJX Cos., Inc.	52,440	4,446,388
†Ulta Beauty, Inc.	3,732	1,756,260
Williams-Sonoma, Inc.	11,649	1,457,756
		28,096,923
Technology Hardware, Storage & Peripherals–8.06%
Apple, Inc.	562,162	109,042,563
Hewlett Packard Enterprise Co.	440,591	7,401,929
HP, Inc.	46,929	1,441,190
NetApp, Inc.	20,938	1,599,663
		119,485,345
Textiles, Apparel & Luxury Goods–0.40%
†Deckers Outdoor Corp.	3,038	1,603,031
NIKE, Inc. Class B	26,312	2,904,055
PVH Corp.	17,217	1,462,929
		5,970,015
Tobacco–0.51%
Altria Group, Inc.	127,262	5,764,968
Philip Morris International, Inc.	18,172	1,773,951
		7,538,919
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.20%
MSC Industrial Direct Co., Inc. Class A	14,855	$ 1,415,385
WW Grainger, Inc.	1,985	1,565,351
		2,980,736
Water Utilities–0.09%
Essential Utilities, Inc.	34,851	1,390,903
		1,390,903
Wireless Telecommunication Services–0.18%
†T-Mobile U.S., Inc.	19,068	2,648,545
		2,648,545
Total Common Stock (Cost $1,311,219,822)		1,465,875,659

MONEY MARKET FUND–1.04%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	15,456,825	15,456,825
Total Money Market Fund (Cost $15,456,825)		15,456,825

TOTAL INVESTMENTS–99.94% (Cost $1,326,676,647)	1,481,332,484
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	844,146
NET ASSETS APPLICABLE TO 114,461,853 SHARES OUTSTANDING–100.00%	$1,482,176,630
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,161,007,927 / 89,585,251 Shares)	$12.960
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($321,168,703 / 24,876,602 Shares)	$12.910
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,150,057,013
Distributable earnings/(accumulated loss)	332,119,617
TOTAL NET ASSETS	$1,482,176,630

† Non-income producing.
★ Includes $672,000 cash collateral held at broker for futures contracts, $153,605 variation margin due from broker on futures contracts, $757,434 payable for fund shares redeemed, $29,214 other accrued expenses payable, $461,070 due to manager and affiliates and $70,545 payable for fund accounting fee as of June 30, 2023.
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
60	E-mini S&P 500 Index	$13,464,750	$13,264,505	9/15/23	$200,245	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.26%
Aerospace & Defense–1.22%
†AAR Corp.	11,288	$ 651,995
†Aerojet Rocketdyne Holdings, Inc.	4,291	235,447
†Astronics Corp.	12,502	248,290
†Axon Enterprise, Inc.	3,805	742,432
Curtiss-Wright Corp.	4,780	877,895
Kaman Corp.	13,326	324,221
†Kratos Defense & Security Solutions, Inc.	56,296	807,285
Moog, Inc. Class A	11,162	1,210,296
†Parsons Corp.	16,089	774,524
Textron, Inc.	12,339	834,486
		6,706,871
Air Freight & Logistics–0.22%
†Air Transport Services Group, Inc.	16,750	316,073
†GXO Logistics, Inc.	2,531	158,997
†Hub Group, Inc. Class A	7,791	625,773
†Radiant Logistics, Inc.	15,600	104,832
		1,205,675
Automobile Components–1.33%
†Adient PLC	12,656	484,978
†American Axle & Manufacturing Holdings, Inc.	51,694	427,509
BorgWarner, Inc.	52,241	2,555,107
Dana, Inc.	44,326	753,542
†Fox Factory Holding Corp.	5,224	566,856
†Goodyear Tire & Rubber Co.	46,800	640,224
†Modine Manufacturing Co.	23,628	780,197
Patrick Industries, Inc.	9,620	769,600
†Solid Power, Inc.	70,428	178,887
†Stoneridge, Inc.	8,881	167,407
		7,324,307
Automobiles–0.34%
†Fisker, Inc.	32,829	185,155
Harley-Davidson, Inc.	22,522	793,000
Winnebago Industries, Inc.	13,391	893,046
		1,871,201
Banks–8.34%
Amalgamated Financial Corp.	8,477	136,395
Ameris Bancorp	3,443	117,785
Arrow Financial Corp.	5,517	111,112
Associated Banc-Corp.	73,332	1,190,178
Atlantic Union Bankshares Corp.	15,786	409,647
†Axos Financial, Inc.	27,319	1,077,461
†Bancorp, Inc.	26,166	854,320
Bank of Marin Bancorp	7,718	136,377
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank OZK	52,777	$ 2,119,524
BankUnited, Inc.	35,650	768,258
Bar Harbor Bankshares	7,224	177,999
BOK Financial Corp.	13,891	1,122,115
Burke & Herbert Financial Services Corp.	3,218	206,596
Byline Bancorp, Inc.	9,289	168,038
Capital City Bank Group, Inc.	6,360	194,870
Cathay General Bancorp	23,174	745,971
Citizens Financial Services, Inc.	2,258	168,153
City Holding Co.	7,337	660,257
Civista Bancshares, Inc.	7,551	131,387
†Coastal Financial Corp.	5,033	189,492
ConnectOne Bancorp, Inc.	17,796	295,236
†Customers Bancorp, Inc.	13,255	401,096
Dime Community Bancshares, Inc.	15,855	279,524
Eagle Bancorp, Inc.	15,050	318,458
East West Bancorp, Inc.	22,853	1,206,410
Enterprise Bancorp, Inc.	4,539	131,359
Esquire Financial Holdings, Inc.	3,340	152,772
Financial Institutions, Inc.	7,061	111,140
First Bancorp, Inc.	4,374	106,463
First Citizens BancShares, Inc. Class A	4,033	5,176,154
First Financial Bancorp	45,714	934,394
First Horizon Corp.	31,996	360,595
First of Long Island Corp.	10,460	125,729
Five Star Bancorp	5,996	134,131
FNB Corp.	171,344	1,960,175
German American Bancorp, Inc.	12,942	351,764
Heartland Financial USA, Inc.	19,693	548,844
Heritage Commerce Corp.	28,116	232,800
Hilltop Holdings, Inc.	22,469	706,875
Horizon Bancorp, Inc.	20,815	216,684
Independent Bank Corp.	9,802	166,242
Independent Bank Group, Inc.	17,272	596,402
Macatawa Bank Corp.	12,955	120,222
Mercantile Bank Corp.	6,054	167,211
†Metropolitan Bank Holding Corp.	4,974	172,747
New York Community Bancorp, Inc.	170,702	1,918,691
OceanFirst Financial Corp.	27,383	427,722
Old National Bancorp	141,001	1,965,554
Old Second Bancorp, Inc.	21,209	276,990
PacWest Bancorp	55,544	452,684
Pathward Financial, Inc.	13,178	610,932
LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	8,414	$ 227,851
Peoples Bancorp, Inc.	16,440	436,482
Peoples Financial Services Corp.	3,351	146,740
Preferred Bank	6,381	350,891
Republic Bancorp, Inc. Class A	4,146	176,205
S&T Bancorp, Inc.	18,640	506,822
Sandy Spring Bancorp, Inc.	4,603	104,396
Synovus Financial Corp.	17,703	535,516
UMB Financial Corp.	10,324	628,732
United Bankshares, Inc.	62,897	1,866,154
Univest Financial Corp.	14,065	254,295
Valley National Bancorp	208,234	1,613,814
Veritex Holdings, Inc.	24,539	439,984
Washington Federal, Inc.	21,064	558,617
Webster Financial Corp.	80,525	3,039,819
Western Alliance Bancorp	47,555	1,734,331
Zions Bancorp NA	71,284	1,914,688
		45,847,272
Beverages–0.41%
†Celsius Holdings, Inc.	5,909	881,564
MGP Ingredients, Inc.	3,773	400,995
†National Beverage Corp.	11,511	556,557
Primo Water Corp.	12,258	153,715
†Vita Coco Co., Inc.	10,429	280,227
		2,273,058
Biotechnology–7.77%
†4D Molecular Therapeutics, Inc.	14,351	259,323
†89bio, Inc.	31,600	598,820
†ACADIA Pharmaceuticals, Inc.	16,480	394,696
†ADMA Biologics, Inc.	100,709	371,616
†Agenus, Inc.	163,424	261,478
†Akero Therapeutics, Inc.	17,651	824,125
†Alector, Inc.	31,694	190,481
†Alkermes PLC	77,608	2,429,130
†Allogene Therapeutics, Inc.	23,263	115,617
†Amicus Therapeutics, Inc.	51,051	641,201
†Anavex Life Sciences Corp.	34,690	282,030
†Apellis Pharmaceuticals, Inc.	2,911	265,192
†Arcellx, Inc.	12,100	382,602
†Arcturus Therapeutics Holdings, Inc.	11,257	322,851
†Arrowhead Pharmaceuticals, Inc.	14,766	526,556
†Astria Therapeutics, Inc.	12,754	106,241
†Aurinia Pharmaceuticals, Inc.	62,991	609,753
†Avid Bioservices, Inc.	30,882	431,422
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Biohaven Ltd.	10,809	$ 258,551
†CareDx, Inc.	24,632	209,372
†Celldex Therapeutics, Inc.	22,959	778,999
†Chinook Therapeutics, Inc.	25,376	974,946
†Cogent Biosciences, Inc.	9,143	108,253
†Cytokinetics, Inc.	34,951	1,140,102
†Day One Biopharmaceuticals, Inc.	24,370	290,978
†Dynavax Technologies Corp.	57,216	739,231
†Dyne Therapeutics, Inc.	20,395	229,444
†Erasca, Inc.	41,387	114,228
†Exact Sciences Corp.	17,511	1,644,283
†Exelixis, Inc.	33,397	638,217
†Halozyme Therapeutics, Inc.	66,430	2,396,130
†Ideaya Biosciences, Inc.	22,093	519,185
†ImmunoGen, Inc.	46,501	877,474
†Immunovant, Inc.	22,344	423,866
†Insmed, Inc.	5,478	115,586
†Intellia Therapeutics, Inc.	7,525	306,870
†Intercept Pharmaceuticals, Inc.	10,087	111,562
†Iovance Biotherapeutics, Inc.	15,058	106,008
†iTeos Therapeutics, Inc.	12,008	158,986
†IVERIC bio, Inc.	50,191	1,974,514
†Karuna Therapeutics, Inc.	6,431	1,394,562
†Kiniksa Pharmaceuticals Ltd. Class A	15,217	214,255
†Krystal Biotech, Inc.	10,460	1,228,004
†Kura Oncology, Inc.	31,564	333,947
†Lyell Immunopharma, Inc.	83,215	264,624
†MacroGenics, Inc.	30,392	162,597
†Madrigal Pharmaceuticals, Inc.	2,094	483,714
†MannKind Corp.	125,068	509,027
†MeiraGTx Holdings plc	16,842	113,178
†MiMedx Group, Inc.	55,058	363,933
†Mirum Pharmaceuticals, Inc.	8,887	229,907
†Morphic Holding, Inc.	13,281	761,400
†Myriad Genetics, Inc.	38,661	896,162
†Novavax, Inc.	22,529	167,390
†Nurix Therapeutics, Inc.	22,482	224,595
†Nuvalent, Inc. Class A	8,589	362,198
†ORIC Pharmaceuticals, Inc.	17,924	139,090
†Protagonist Therapeutics, Inc.	26,257	725,218
†Prothena Corp. PLC	18,101	1,235,936
†PTC Therapeutics, Inc.	15,018	610,782
†Rigel Pharmaceuticals, Inc.	92,183	118,916
†Sana Biotechnology, Inc.	43,917	261,745
†Stoke Therapeutics, Inc.	12,596	133,895
†Sutro Biopharma, Inc.	28,830	134,060
†Tenaya Therapeutics, Inc.	21,692	127,332
†TG Therapeutics, Inc.	67,351	1,672,999
†Twist Bioscience Corp.	26,870	549,760

LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Tyra Biosciences, Inc.	6,450	$ 109,844
†Vaxcyte, Inc.	35,491	1,772,421
†Veracyte, Inc.	35,570	905,968
†Vericel Corp.	22,453	843,559
†Viking Therapeutics, Inc.	57,582	933,404
†Vir Biotechnology, Inc.	19,330	474,165
†Voyager Therapeutics, Inc.	12,772	146,239
†Xencor, Inc.	25,535	637,609
†Y-mAbs Therapeutics, Inc.	17,666	119,952
†Zymeworks, Inc.	25,128	217,106
		42,709,412
Broadline Retail–0.08%
Dillard's, Inc. Class A	631	205,883
Kohl's Corp.	9,842	226,858
		432,741
Building Products–1.74%
AAON, Inc.	11,070	1,049,547
†American Woodmark Corp.	6,356	485,408
Apogee Enterprises, Inc.	10,729	509,306
†Builders FirstSource, Inc.	30,610	4,162,960
Griffon Corp.	13,627	549,168
†JELD-WEN Holding, Inc.	36,576	641,543
Quanex Building Products Corp.	15,678	420,954
UFP Industries, Inc.	17,825	1,729,916
		9,548,802
Capital Markets–1.58%
Affiliated Managers Group, Inc.	9,044	1,355,605
Artisan Partners Asset Management, Inc. Class A	27,744	1,090,617
†AssetMark Financial Holdings, Inc.	10,701	317,392
†Avantax, Inc.	19,231	430,390
B Riley Financial, Inc.	8,717	400,808
Brightsphere Investment Group, Inc.	9,283	194,479
Evercore, Inc. Class A	14,309	1,768,449
†Forge Global Holdings, Inc.	48,316	117,408
Invesco Ltd.	20,665	347,379
Janus Henderson Group PLC	21,192	577,482
MarketAxess Holdings, Inc.	1,070	279,719
†Open Lending Corp. Class A	32,995	346,777
†StoneX Group, Inc.	1,278	106,176
Victory Capital Holdings, Inc. Class A	7,754	244,561
WisdomTree, Inc.	67,621	463,880
†XP, Inc. Class A	28,031	657,607
		8,698,729
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.71%
AdvanSix, Inc.	12,767	$ 446,590
American Vanguard Corp.	10,969	196,016
†Aspen Aerogels, Inc.	24,538	193,605
Avient Corp.	12,740	521,066
Chase Corp.	3,734	452,635
†Ecovyst, Inc.	38,445	440,580
Hawkins, Inc.	6,401	305,264
HB Fuller Co.	7,646	546,765
†Ingevity Corp.	17,122	995,815
Innospec, Inc.	11,497	1,154,759
Koppers Holdings, Inc.	9,757	332,714
†Livent Corp.	53,342	1,463,171
†LSB Industries, Inc.	15,175	149,474
Orion SA	27,265	578,563
†PureCycle Technologies, Inc.	27,112	289,827
Quaker Chemical Corp.	3,594	700,471
†Rayonier Advanced Materials, Inc.	30,097	128,815
Tronox Holdings PLC Class A	37,614	478,074
		9,374,204
Commercial Services & Supplies–1.51%
ACCO Brands Corp.	42,458	221,206
†ACV Auctions, Inc. Class A	43,701	754,716
†BrightView Holdings, Inc.	20,040	143,887
Brink's Co.	13,540	918,418
†CECO Environmental Corp.	8,381	111,970
†Cimpress PLC	8,117	482,799
†Clean Harbors, Inc.	13,692	2,251,376
†Enviri Corp.	37,481	369,937
†GEO Group, Inc.	55,845	399,850
Healthcare Services Group, Inc.	33,376	498,304
HNI Corp.	20,036	564,615
†Liquidity Services, Inc.	11,508	189,882
Matthews International Corp. Class A	14,298	609,381
MillerKnoll, Inc.	12,728	188,120
Steelcase, Inc. Class A	41,789	322,193
VSE Corp.	5,050	276,185
		8,302,839
Communications Equipment–0.88%
†Aviat Networks, Inc.	5,302	176,928
†Clearfield, Inc.	6,027	285,378
†CommScope Holding Co., Inc.	42,790	240,908
Comtech Telecommunications Corp.	12,676	115,859
†Extreme Networks, Inc.	61,051	1,590,379
†Harmonic, Inc.	24,844	401,727
†NETGEAR, Inc.	13,452	190,480
†NetScout Systems, Inc.	32,442	1,004,080

LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Viavi Solutions, Inc.	71,541	$ 810,559
		4,816,298
Construction & Engineering–1.21%
Comfort Systems USA, Inc.	8,983	1,475,008
EMCOR Group, Inc.	13,893	2,567,148
†Fluor Corp.	13,668	404,573
Granite Construction, Inc.	13,001	517,180
†IES Holdings, Inc.	3,948	224,562
†MYR Group, Inc.	4,926	681,463
†Sterling Infrastructure, Inc.	14,002	781,312
		6,651,246
Construction Materials–0.18%
Eagle Materials, Inc.	4,249	792,099
U.S. Lime & Minerals, Inc.	979	204,503
		996,602
Consumer Finance–0.64%
Bread Financial Holdings, Inc.	24,236	760,768
†Enova International, Inc.	14,672	779,377
†LendingTree, Inc.	5,087	112,473
Navient Corp.	44,226	821,719
OneMain Holdings, Inc.	18,345	801,493
†Upstart Holdings, Inc.	6,460	231,333
		3,507,163
Consumer Staples Distribution & Retail–0.46%
Andersons, Inc.	14,281	659,068
†BJ's Wholesale Club Holdings, Inc.	4,375	275,669
†Sprouts Farmers Market, Inc.	31,782	1,167,353
†United Natural Foods, Inc.	21,102	412,544
		2,514,634
Containers & Packaging–0.27%
Avery Dennison Corp.	627	107,719
Greif, Inc. Class B	2,510	193,897
Myers Industries, Inc.	17,658	343,095
†O-I Glass, Inc.	40,272	859,002
		1,503,713
Diversified Consumer Services–0.89%
†2U, Inc.	37,931	152,862
†Adtalem Global Education, Inc.	7,348	252,330
†Chegg, Inc.	34,429	305,730
†Duolingo, Inc.	4,501	643,373
†Frontdoor, Inc.	39,426	1,257,689
†Grand Canyon Education, Inc.	12,261	1,265,458
†Nerdy, Inc.	27,638	115,250
†Perdoceo Education Corp.	32,737	401,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Stride, Inc.	13,803	$ 513,886
		4,908,261
Diversified REITs–0.67%
Alexander & Baldwin, Inc.	23,274	432,431
Armada Hoffler Properties, Inc.	33,340	389,411
Broadstone Net Lease, Inc.	13,024	201,091
Empire State Realty Trust, Inc. Class A	62,264	466,357
Essential Properties Realty Trust, Inc.	72,086	1,696,904
Global Net Lease, Inc.	50,052	514,535
		3,700,729
Diversified Telecommunication Services–0.65%
†Anterix, Inc.	4,709	149,228
†Bandwidth, Inc. Class A	11,131	152,272
†EchoStar Corp. Class A	16,363	283,734
†Frontier Communications Parent, Inc.	28,482	530,905
Iridium Communications, Inc.	26,993	1,676,805
†Liberty Latin America Ltd. Class A	78,480	678,616
Lumen Technologies, Inc.	54,800	123,848
		3,595,408
Electric Utilities–0.61%
Genie Energy Ltd. Class B	9,429	133,326
Otter Tail Corp.	19,926	1,573,357
Portland General Electric Co.	35,522	1,663,495
		3,370,178
Electrical Equipment–1.89%
†Array Technologies, Inc.	26,432	597,363
†Atkore, Inc.	18,152	2,830,623
†Babcock & Wilcox Enterprises, Inc.	23,155	136,614
†Bloom Energy Corp. Class A	42,816	700,042
Encore Wire Corp.	7,731	1,437,425
†Enovix Corp.	27,003	487,134
†Eos Energy Enterprises, Inc.	23,520	102,077
†Fluence Energy, Inc.	12,234	325,914
LSI Industries, Inc.	12,785	160,580
nVent Electric PLC	44,945	2,322,308
Powell Industries, Inc.	4,384	265,626
Preformed Line Products Co.	1,137	177,486
†Shoals Technologies Group, Inc. Class A	9,609	245,606
†Thermon Group Holdings, Inc.	15,812	420,599

LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†TPI Composites, Inc.	15,819	$ 164,043
		10,373,440
Electronic Equipment, Instruments & Components–2.70%
†Arlo Technologies, Inc.	41,224	449,754
†Arrow Electronics, Inc.	4,353	623,480
Badger Meter, Inc.	14,020	2,068,791
Bel Fuse, Inc. Class B	4,677	268,507
Belden, Inc.	19,882	1,901,713
†Insight Enterprises, Inc.	8,713	1,275,060
Jabil, Inc.	29,307	3,163,105
†Knowles Corp.	42,741	771,902
Napco Security Technologies, Inc.	15,458	535,620
†nLight, Inc.	21,121	325,686
†OSI Systems, Inc.	6,741	794,292
†PAR Technology Corp.	12,477	410,868
PC Connection, Inc.	3,016	136,022
†Sanmina Corp.	22,763	1,371,926
Vontier Corp.	22,373	720,634
		14,817,360
Energy Equipment & Services–2.01%
Archrock, Inc.	63,267	648,487
†Borr Drilling Ltd.	43,106	324,588
Cactus, Inc. Class A	5,206	220,318
ChampionX Corp.	49,385	1,532,910
†DMC Global, Inc.	9,099	161,598
†Helix Energy Solutions Group, Inc.	69,513	513,006
Helmerich & Payne, Inc.	49,264	1,746,409
Liberty Energy, Inc. Class A	64,474	862,017
†Newpark Resources, Inc.	35,347	184,865
†NexTier Oilfield Solutions, Inc.	87,010	777,869
†Oceaneering International, Inc.	47,798	893,823
†Oil States International, Inc.	30,073	224,645
†ProPetro Holding Corp.	43,019	354,477
RPC, Inc.	36,269	259,323
†Tidewater, Inc.	23,120	1,281,773
†U.S. Silica Holdings, Inc.	36,412	441,678
†Weatherford International PLC	9,048	600,968
		11,028,754
Entertainment–0.35%
†AMC Entertainment Holdings, Inc. Class A	61,727	271,599
†IMAX Corp.	22,226	377,620
†Liberty Media Corp.-Liberty Braves Class A	6,430	258,151
†Madison Square Garden Entertainment Corp.	9,918	333,443
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Marcus Corp.	10,805	$ 160,238
†Playstudios, Inc.	34,114	167,500
†Sphere Entertainment Co.	12,414	340,019
		1,908,570
Financial Services–1.79%
A-Mark Precious Metals, Inc.	2,978	111,481
Banco Latinoamericano de Comercio Exterior SA	13,385	295,273
Corebridge Financial, Inc.	38,778	684,819
Enact Holdings, Inc.	4,252	106,853
Essent Group Ltd.	22,507	1,053,328
EVERTEC, Inc.	6,991	257,478
Federal Agricultural Mortgage Corp. Class C	4,455	640,362
†Flywire Corp.	11,339	351,963
†International Money Express, Inc.	14,995	367,827
†Marqeta, Inc. Class A	37,472	182,489
Merchants Bancorp	7,570	193,641
†Mr Cooper Group, Inc.	10,379	525,593
†NMI Holdings, Inc. Class A	37,775	975,350
Radian Group, Inc.	76,316	1,929,268
†Repay Holdings Corp.	39,048	305,746
†StoneCo Ltd. Class A	79,637	1,014,575
Western Union Co.	69,623	816,678
		9,812,724
Food Products–0.97%
†Beyond Meat, Inc.	27,964	362,973
Cal-Maine Foods, Inc.	19,050	857,250
Fresh Del Monte Produce, Inc.	13,232	340,195
†Freshpet, Inc.	13,095	861,782
†Hain Celestial Group, Inc.	43,575	545,123
John B Sanfilippo & Son, Inc.	897	105,191
†Post Holdings, Inc.	14,968	1,296,977
†Sovos Brands, Inc.	10,100	197,556
†SunOpta, Inc.	43,815	293,122
Utz Brands, Inc.	30,302	495,741
		5,355,910
Gas Utilities–0.81%
National Fuel Gas Co.	32,401	1,664,116
ONE Gas, Inc.	26,299	2,020,026
UGI Corp.	28,662	773,014
		4,457,156
Ground Transportation–0.55%
Covenant Logistics Group, Inc.	4,034	176,810
†Daseke, Inc.	18,284	130,365
Landstar System, Inc.	1,026	197,546
Marten Transport Ltd.	26,684	573,706

LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Ryder System, Inc.	15,054	$ 1,276,429
Schneider National, Inc. Class B	20,006	574,572
†TuSimple Holdings, Inc. Class A	47,669	79,131
		3,008,559
Health Care Equipment & Supplies–3.49%
†Alphatec Holdings, Inc.	13,189	237,138
†Avanos Medical, Inc.	22,541	576,148
†Axonics, Inc.	15,771	795,962
†Butterfly Network, Inc.	63,845	146,843
CONMED Corp.	12,672	1,721,998
DENTSPLY SIRONA, Inc.	56,691	2,268,774
Embecta Corp.	25,501	550,822
†Figs, Inc. Class A	37,808	312,672
†Haemonetics Corp.	18,433	1,569,386
†Inari Medical, Inc.	3,950	229,653
†Inspire Medical Systems, Inc.	5,257	1,706,632
†Integra LifeSciences Holdings Corp.	5,136	211,244
iRadimed Corp.	3,660	174,728
†iRhythm Technologies, Inc.	6,000	625,920
†Lantheus Holdings, Inc.	16,999	1,426,556
†LivaNova PLC	18,094	930,574
†Nevro Corp.	16,193	411,626
†Novocure Ltd.	2,609	108,274
=OmniAb, Inc. Earnout Shares	8,030	0
=OmniAb, Inc. Earnout Shares	8,030	0
†Omnicell, Inc.	5,027	370,339
†OraSure Technologies, Inc.	34,603	173,361
†Pulmonx Corp.	17,857	234,105
†Shockwave Medical, Inc.	4,577	1,306,322
†SI-BONE, Inc.	15,388	415,168
†Silk Road Medical, Inc.	3,310	107,542
†STAAR Surgical Co.	6,433	338,183
†Surmodics, Inc.	6,773	212,063
†Tactile Systems Technology, Inc.	10,967	273,407
†TransMedics Group, Inc.	8,707	731,214
†Treace Medical Concepts, Inc.	3,924	100,376
†UFP Technologies, Inc.	3,234	626,911
Utah Medical Products, Inc.	1,630	151,916
†Zimvie, Inc.	12,237	137,422
		19,183,279
Health Care Providers & Services–2.83%
†23andMe Holding Co. Class A	67,395	117,941
†Accolade, Inc.	32,571	438,731
†AdaptHealth Corp.	27,312	332,387
†Addus HomeCare Corp.	7,126	660,580
†Agiliti, Inc.	8,966	147,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†AMN Healthcare Services, Inc.	2,847	$ 310,665
†Apollo Medical Holdings, Inc.	14,664	463,382
†Brookdale Senior Living, Inc.	80,991	341,782
Chemed Corp.	3,396	1,839,511
†Community Health Systems, Inc.	55,523	244,301
†Cross Country Healthcare, Inc.	5,837	163,903
†DocGo, Inc.	37,486	351,244
Encompass Health Corp.	15,450	1,046,120
†Enhabit, Inc.	13,683	157,355
†Fulgent Genetics, Inc.	10,069	372,855
†Guardant Health, Inc.	38,240	1,368,992
†HealthEquity, Inc.	8,991	567,692
†Hims & Hers Health, Inc.	58,965	554,271
†LifeStance Health Group, Inc.	35,244	321,778
National Research Corp.	6,763	294,258
†NeoGenomics, Inc.	62,260	1,000,518
†OPKO Health, Inc.	77,419	167,999
†Option Care Health, Inc.	10,329	335,589
†Owens & Minor, Inc.	34,561	658,042
†Pennant Group, Inc.	12,704	156,005
†PetIQ, Inc.	13,073	198,317
†Progyny, Inc.	34,268	1,348,103
†RadNet, Inc.	9,160	298,799
†Surgery Partners, Inc.	14,806	666,122
Universal Health Services, Inc. Class B	3,836	605,206
		15,530,387
Health Care REITs–0.70%
Community Healthcare Trust, Inc.	6,063	200,200
Global Medical REIT, Inc.	29,119	265,857
Medical Properties Trust, Inc.	238,804	2,211,325
National Health Investors, Inc.	20,251	1,061,557
Physicians Realty Trust	8,788	122,944
		3,861,883
Health Care Technology–0.72%
†Certara, Inc.	6,186	112,647
†Definitive Healthcare Corp.	15,928	175,208
†Doximity, Inc. Class A	5,840	198,677
†Health Catalyst, Inc.	26,194	327,425
HealthStream, Inc.	11,651	286,148
†Multiplan Corp.	169,225	357,065
†OptimizeRx Corp.	8,233	117,650
†Phreesia, Inc.	23,936	742,255
†Schrodinger, Inc.	12,559	626,945
†Sharecare, Inc.	138,206	241,860

LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
Simulations Plus, Inc.	7,623	$ 330,305
†Veradigm, Inc.	36,728	462,773
		3,978,958
Hotel & Resort REITs–0.66%
Braemar Hotels & Resorts, Inc.	31,445	126,409
Host Hotels & Resorts, Inc.	17,189	289,291
Park Hotels & Resorts, Inc.	106,993	1,371,650
Pebblebrook Hotel Trust	35,158	490,103
Ryman Hospitality Properties, Inc.	7,217	670,604
Service Properties Trust	79,763	693,140
		3,641,197
Hotels, Restaurants & Leisure–2.10%
†Bally's Corp.	8,768	136,430
Bloomin' Brands, Inc.	40,185	1,080,575
Boyd Gaming Corp.	17,464	1,211,478
†Brinker International, Inc.	20,468	749,129
†Chuy's Holdings, Inc.	8,476	345,990
Cracker Barrel Old Country Store, Inc.	4,303	400,953
†Everi Holdings, Inc.	33,157	479,450
†Hilton Grand Vacations, Inc.	4,412	200,481
†Inspired Entertainment, Inc.	10,410	153,131
International Game Technology PLC	22,656	722,500
Jack in the Box, Inc.	9,922	967,693
Krispy Kreme, Inc.	7,264	106,999
†Lindblad Expeditions Holdings, Inc.	15,285	166,301
Monarch Casino & Resort, Inc.	6,291	443,201
†Portillo's, Inc. Class A	10,024	225,841
RCI Hospitality Holdings, Inc.	4,100	311,559
†SeaWorld Entertainment, Inc.	9,814	549,682
†Sweetgreen, Inc. Class A	39,058	500,723
†Target Hospitality Corp.	13,292	178,379
Texas Roadhouse, Inc.	4,423	496,614
Travel & Leisure Co.	15,455	623,455
Wingstop, Inc.	7,544	1,510,007
		11,560,571
Household Durables–1.70%
†Beazer Homes USA, Inc.	13,184	372,975
†Cavco Industries, Inc.	2,128	627,760
†Green Brick Partners, Inc.	9,718	551,982
†Helen of Troy Ltd.	6,826	737,345
†Hovnanian Enterprises, Inc. Class A	2,028	201,198
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Installed Building Products, Inc.	11,131	$ 1,560,121
La-Z-Boy, Inc.	20,328	582,194
†M/I Homes, Inc.	4,683	408,311
†Skyline Champion Corp.	21,454	1,404,164
†Sonos, Inc.	36,727	599,752
†Taylor Morrison Home Corp.	37,421	1,825,022
†Tri Pointe Homes, Inc.	15,061	494,905
		9,365,729
Household Products–0.23%
†Central Garden & Pet Co. Class A	14,613	532,790
Oil-Dri Corp. of America	2,370	139,806
Spectrum Brands Holdings, Inc.	7,845	612,302
		1,284,898
Independent Power and Renewable Electricity Producers–1.07%
Brookfield Renewable Corp. Class A	10,386	327,367
Clearway Energy, Inc. Class A	48,197	1,349,838
Vistra Corp.	161,010	4,226,512
		5,903,717
Industrial REITs–0.35%
Americold Realty Trust, Inc.	14,123	456,173
First Industrial Realty Trust, Inc.	5,581	293,784
Innovative Industrial Properties, Inc.	13,575	991,110
Terreno Realty Corp.	3,010	180,901
		1,921,968
Insurance–1.91%
†Ambac Financial Group, Inc.	21,518	306,416
Assured Guaranty Ltd.	27,440	1,531,152
Everest Re Group Ltd.	2,721	930,201
†Genworth Financial, Inc. Class A	232,846	1,164,230
HCI Group, Inc.	3,045	188,120
Kinsale Capital Group, Inc.	4,493	1,681,281
National Western Life Group, Inc. Class A	934	388,133
Primerica, Inc.	9,722	1,922,623
†Selectquote, Inc.	63,633	124,084
†SiriusPoint Ltd.	43,699	394,602
Universal Insurance Holdings, Inc.	12,200	188,246
White Mountains Insurance Group Ltd.	1,198	1,663,914
		10,483,002
Interactive Media & Services–1.02%
†Bumble, Inc. Class A	48,911	820,727

LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cargurus, Inc.	29,467	$ 666,838
†Cars.com, Inc.	30,512	604,748
†Eventbrite, Inc. Class A	17,708	169,111
†IAC, Inc.	10,036	630,261
†QuinStreet, Inc.	17,476	154,313
Shutterstock, Inc.	11,717	570,266
†Vimeo, Inc.	69,104	284,708
†Yelp, Inc.	31,170	1,134,900
†ZipRecruiter, Inc. Class A	30,996	550,489
		5,586,361
IT Services–0.52%
†BigCommerce Holdings, Inc.	32,111	319,505
†DXC Technology Co.	15,807	422,363
†Fastly, Inc. Class A	17,417	274,666
Hackett Group, Inc.	11,147	249,136
†Kyndryl Holdings, Inc.	40,487	537,667
†Squarespace, Inc. Class A	19,641	619,477
†Thoughtworks Holding, Inc.	42,335	319,629
†Tucows, Inc. Class A	4,256	118,061
		2,860,504
Leisure Products–0.37%
Acushnet Holdings Corp.	14,643	800,679
Clarus Corp.	13,763	125,794
Johnson Outdoors, Inc. Class A	2,586	158,910
†Malibu Boats, Inc. Class A	9,732	570,879
†MasterCraft Boat Holdings, Inc.	8,439	258,655
†YETI Holdings, Inc.	2,816	109,374
		2,024,291
Life Sciences Tools & Services–1.21%
†Adaptive Biotechnologies Corp.	16,239	108,964
†BioLife Solutions, Inc.	12,341	272,736
Bruker Corp.	21,450	1,585,584
†CryoPort, Inc.	11,970	206,482
†MaxCyte, Inc.	42,784	196,379
†Medpace Holdings, Inc.	11,377	2,732,414
Mesa Laboratories, Inc.	2,458	315,853
†Pacific Biosciences of California, Inc.	61,833	822,379
†Quanterix Corp.	16,886	380,779
		6,621,570
Machinery–4.46%
AGCO Corp.	4,118	541,188
Alamo Group, Inc.	4,705	865,296
†Blue Bird Corp.	7,199	161,833
†Chart Industries, Inc.	3,662	585,151
†CIRCOR International, Inc.	8,295	468,253
Columbus McKinnon Corp.	13,595	552,637
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Donaldson Co., Inc.	47,962	$ 2,998,105
ESCO Technologies, Inc.	12,382	1,283,147
Federal Signal Corp.	21,908	1,402,769
Helios Technologies, Inc.	1,673	110,569
Hyster-Yale Materials Handling, Inc.	5,148	287,464
Kadant, Inc.	2,651	588,787
Lincoln Electric Holdings, Inc.	15,766	3,131,601
†Manitowoc Co., Inc.	16,353	307,927
Miller Industries, Inc.	5,402	191,609
Mueller Industries, Inc.	21,143	1,845,361
†Nikola Corp.	97,072	133,959
Omega Flex, Inc.	1,600	166,048
Snap-on, Inc.	13,841	3,988,838
Standex International Corp.	5,556	786,007
Terex Corp.	30,028	1,796,575
Wabash National Corp.	23,434	600,848
Watts Water Technologies, Inc. Class A	9,322	1,712,731
		24,506,703
Marine Transportation–0.19%
Eagle Bulk Shipping, Inc.	3,010	144,600
Genco Shipping & Trading Ltd.	17,359	243,547
Matson, Inc.	8,215	638,552
		1,026,699
Media–0.80%
†AMC Networks, Inc. Class A	14,561	174,004
†Gannett Co., Inc.	65,016	146,286
Gray Television, Inc.	38,728	305,177
†iHeartMedia, Inc. Class A	44,244	161,048
†Integral Ad Science Holding Corp.	16,865	303,233
John Wiley & Sons, Inc. Class A	18,844	641,261
†Magnite, Inc.	64,552	881,135
Nexstar Media Group, Inc. Class A	2,049	341,261
†Quotient Technology, Inc.	44,032	169,083
Sinclair, Inc.	16,242	224,464
†Stagwell, Inc.	35,809	258,183
†TechTarget, Inc.	12,416	386,510
†Thryv Holdings, Inc.	10,804	265,778
†WideOpenWest, Inc.	13,022	109,906
		4,367,329
Metals & Mining–1.45%
Alcoa Corp.	13,861	470,304
Alpha Metallurgical Resources, Inc.	6,332	1,040,728
†Century Aluminum Co.	24,618	214,669

LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining, Inc.	83,354	$ 236,725
†Constellium SE	9,981	171,673
Hecla Mining Co.	56,250	289,688
Materion Corp.	5,390	615,538
†MP Materials Corp.	18,674	427,261
Olympic Steel, Inc.	4,340	212,660
Royal Gold, Inc.	3,841	440,870
Ryerson Holding Corp.	8,689	376,929
SunCoke Energy, Inc.	40,160	316,059
†TimkenSteel Corp.	10,171	219,388
U.S. Steel Corp.	77,926	1,948,929
Warrior Met Coal, Inc.	24,656	960,351
		7,941,772
Mortgage Real Estate Investment Trusts (REITs)–1.02%
AGNC Investment Corp.	28,959	293,355
Apollo Commercial Real Estate Finance, Inc.	66,876	757,036
Arbor Realty Trust, Inc.	79,452	1,177,479
Blackstone Mortgage Trust, Inc. Class A	20,646	429,643
Chimera Investment Corp.	20,013	115,475
Granite Point Mortgage Trust, Inc.	25,111	133,088
Invesco Mortgage Capital, Inc.	19,908	228,345
Ladder Capital Corp.	43,137	468,037
MFA Financial, Inc.	48,642	546,736
New York Mortgage Trust, Inc.	10,521	104,368
PennyMac Mortgage Investment Trust	41,987	565,985
Redwood Trust, Inc.	54,401	346,534
Rithm Capital Corp.	44,545	416,496
		5,582,577
Multi-Utilities–0.37%
Black Hills Corp.	14,697	885,641
NorthWestern Corp.	13,608	772,390
Unitil Corp.	7,750	393,003
		2,051,034
Office REITs–0.85%
City Office REIT, Inc.	18,865	105,078
Cousins Properties, Inc.	59,758	1,362,482
Easterly Government Properties, Inc.	45,351	657,590
Highwoods Properties, Inc.	50,110	1,198,130
Hudson Pacific Properties, Inc.	65,684	277,187
Office Properties Income Trust	22,872	176,114
Orion Office REIT, Inc.	18,474	122,113
Paramount Group, Inc.	86,531	383,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Piedmont Office Realty Trust, Inc. Class A	56,041	$ 407,418
		4,689,444
Oil, Gas & Consumable Fuels–3.91%
†Amplify Energy Corp.	16,748	113,384
Arch Resources, Inc.	7,445	839,498
Ardmore Shipping Corp.	9,072	112,039
Berry Corp.	36,452	250,790
†Callon Petroleum Co.	23,611	828,038
Civitas Resources, Inc.	33,165	2,300,656
Comstock Resources, Inc.	25,388	294,501
CONSOL Energy, Inc.	3,737	253,406
Crescent Energy Co. Class A	18,054	188,123
CVR Energy, Inc.	9,979	298,971
DHT Holdings, Inc.	44,183	376,881
Dorian LPG Ltd.	11,672	299,387
†Earthstone Energy, Inc. Class A	20,643	294,988
†Encore Energy Corp.	47,247	113,865
Equitrans Midstream Corp.	117,263	1,121,034
†Gevo, Inc.	112,399	170,846
†Gulfport Energy Corp.	4,811	505,492
International Seaways, Inc.	6,217	237,738
†Kosmos Energy Ltd.	69,020	413,430
Matador Resources Co.	40,192	2,102,845
Nordic American Tankers Ltd.	101,151	371,224
Northern Oil & Gas, Inc.	16,310	559,759
†Par Pacific Holdings, Inc.	19,606	521,716
PBF Energy, Inc. Class A	54,780	2,242,693
PDC Energy, Inc.	14,583	1,037,435
Peabody Energy Corp.	25,520	552,763
Permian Resources Corp.	49,448	541,950
Riley Exploration Permian, Inc.	4,214	150,524
SandRidge Energy, Inc.	15,090	230,123
Scorpio Tankers, Inc.	5,504	259,954
†SilverBow Resources, Inc.	5,725	166,712
SM Energy Co.	58,260	1,842,764
†Teekay Corp.	32,454	196,022
Teekay Tankers Ltd. Class A	11,454	437,886
†Tellurian, Inc.	260,786	367,708
VAALCO Energy, Inc.	51,702	194,400
†Vertex Energy, Inc.	24,594	153,713
†Vital Energy, Inc.	8,153	368,108
†W&T Offshore, Inc.	47,316	183,113
		21,494,479
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	8,050	252,126
Sylvamo Corp.	2,924	118,276
		370,402

LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.40%
†Alaska Air Group, Inc.	2,056	$ 109,338
†Allegiant Travel Co.	7,380	931,946
†American Airlines Group, Inc.	6,154	110,403
†JetBlue Airways Corp.	12,189	107,994
†SkyWest, Inc.	23,512	957,409
		2,217,090
Personal Care Products–0.73%
†BellRing Brands, Inc.	2,959	108,299
†elf Beauty, Inc.	15,747	1,798,780
†Herbalife Ltd.	9,758	129,196
Inter Parfums, Inc.	8,711	1,177,988
Medifast, Inc.	5,049	465,316
†USANA Health Sciences, Inc.	5,468	344,703
		4,024,282
Pharmaceuticals–1.86%
†Amphastar Pharmaceuticals, Inc.	17,602	1,011,587
†Amylyx Pharmaceuticals, Inc.	25,581	551,782
†ANI Pharmaceuticals, Inc.	5,566	299,618
†Axsome Therapeutics, Inc.	1,306	93,849
†Cassava Sciences, Inc.	8,398	205,919
†Collegium Pharmaceutical, Inc.	16,195	348,031
†Corcept Therapeutics, Inc.	20,747	461,621
†Cymabay Therapeutics, Inc.	41,299	452,224
†Enliven Therapeutics, Inc.	11,685	238,491
†Intra-Cellular Therapies, Inc.	15,892	1,006,281
†Ligand Pharmaceuticals, Inc.	7,355	530,296
†Omeros Corp.	29,095	158,277
Phibro Animal Health Corp. Class A	10,100	138,370
†Pliant Therapeutics, Inc.	10,000	181,200
†Prestige Consumer Healthcare, Inc.	9,083	539,803
†Reata Pharmaceuticals, Inc. Class A	10,134	1,033,263
†Revance Therapeutics, Inc.	35,656	902,453
SIGA Technologies, Inc.	21,941	110,802
†Supernus Pharmaceuticals, Inc.	23,624	710,137
†Terns Pharmaceuticals, Inc.	27,200	238,000
†Theravance Biopharma, Inc.	30,478	315,447
†Ventyx Biosciences, Inc.	12,213	400,586
†WaVe Life Sciences Ltd.	30,421	110,732
†Xeris Biopharma Holdings, Inc.	63,703	166,902
		10,205,671
Professional Services–2.24%
†Asure Software, Inc.	9,041	109,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Barrett Business Services, Inc.	3,260	$ 284,272
†Clarivate PLC	20,668	196,966
†Conduent, Inc.	81,832	278,229
†ExlService Holdings, Inc.	14,086	2,127,831
Exponent, Inc.	5,353	499,542
†Forrester Research, Inc.	5,400	157,086
†Franklin Covey Co.	6,000	262,080
Heidrick & Struggles International, Inc.	9,679	256,203
†Huron Consulting Group, Inc.	9,400	798,154
ICF International, Inc.	9,023	1,122,371
Insperity, Inc.	17,696	2,105,116
Kelly Services, Inc. Class A	16,206	285,388
Kforce, Inc.	9,429	590,821
†Legalzoom.com, Inc.	46,107	556,973
ManpowerGroup, Inc.	10,197	809,642
†NV5 Global, Inc.	1,688	186,980
†Paylocity Holding Corp.	783	144,487
Resources Connection, Inc.	15,887	249,585
†Sterling Check Corp.	11,378	139,494
†TrueBlue, Inc.	14,881	263,542
TTEC Holdings, Inc.	6,628	224,291
†Upwork, Inc.	55,594	519,248
†Willdan Group, Inc.	5,999	114,941
		12,283,181
Real Estate Management & Development–0.87%
†Anywhere Real Estate, Inc.	50,536	337,581
†Forestar Group, Inc.	8,821	198,914
†Howard Hughes Corp.	16,395	1,293,893
Newmark Group, Inc. Class A	63,349	394,031
†Opendoor Technologies, Inc.	217,319	873,622
RE/MAX Holdings, Inc. Class A	8,271	159,299
†Redfin Corp.	47,004	583,790
RMR Group, Inc. Class A	7,447	172,547
St. Joe Co.	12,315	595,307
†Tejon Ranch Co.	10,232	176,093
		4,785,077
Residential REITs–0.61%
Elme Communities	42,510	698,864
Equity LifeStyle Properties, Inc.	30,613	2,047,704
†Veris Residential, Inc.	38,820	623,061
		3,369,629
Retail REITs–1.04%
Getty Realty Corp.	21,821	737,986
Kite Realty Group Trust	71,309	1,593,043
Macerich Co.	102,690	1,157,316
Necessity Retail REIT, Inc.	64,213	434,080
NNN REIT, Inc.	2,534	108,430

LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Saul Centers, Inc.	5,659	$ 208,421
Tanger Factory Outlet Centers, Inc.	43,326	956,205
Urstadt Biddle Properties, Inc. Class A	13,726	291,815
Whitestone REIT	23,067	223,750
		5,711,046
Semiconductors & Semiconductor Equipment–2.77%
†ACM Research, Inc. Class A	21,494	281,142
†Alpha & Omega Semiconductor Ltd.	10,440	342,432
†Ambarella, Inc.	3,478	291,004
Amkor Technology, Inc.	41,743	1,241,854
†Axcelis Technologies, Inc.	14,970	2,744,450
†Cirrus Logic, Inc.	12,465	1,009,790
†Credo Technology Group Holding Ltd.	35,912	622,714
†Diodes, Inc.	19,431	1,797,173
†FormFactor, Inc.	4,793	164,016
Kulicke & Soffa Industries, Inc.	16,724	994,242
†Maxeon Solar Technologies Ltd.	7,507	211,397
†Photronics, Inc.	26,528	684,157
†Rambus, Inc.	41,736	2,678,199
†Silicon Laboratories, Inc.	7,440	1,173,586
†SiTime Corp.	2,768	326,541
†SMART Global Holdings, Inc.	22,118	641,643
		15,204,340
Software–5.90%
†8x8, Inc.	53,256	225,273
A10 Networks, Inc.	7,306	106,594
Adeia, Inc.	51,672	568,909
†Agilysys, Inc.	6,191	424,950
†Alkami Technology, Inc.	16,416	269,058
†Appfolio, Inc. Class A	8,706	1,498,651
†AppLovin Corp. Class A	54,305	1,397,268
†AvePoint, Inc.	66,344	382,141
†Bills Holdings, Inc.	16,661	1,946,838
†Bit Digital, Inc.	26,855	109,031
†Blackbaud, Inc.	10,970	780,844
†Blackline, Inc.	11,340	610,319
†Cerence, Inc.	5,414	158,251
†Cleanspark, Inc.	35,393	151,836
Clear Secure, Inc. Class A	13,001	301,233
†Digital Turbine, Inc.	42,874	397,871
Dolby Laboratories, Inc. Class A	18,217	1,524,398
Ebix, Inc.	5,050	127,260
†Enfusion, Inc. Class A	12,166	136,502
†Everbridge, Inc.	19,458	523,420
†Five9, Inc.	4,221	348,021
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Intapp, Inc.	6,965	$ 291,903
InterDigital, Inc.	13,034	1,258,433
†LiveRamp Holdings, Inc.	29,823	851,745
†Manhattan Associates, Inc.	15,553	3,108,734
†Matterport, Inc.	45,932	144,686
†MicroStrategy, Inc. Class A	474	162,307
†Mitek Systems, Inc.	19,964	216,410
†Model N, Inc.	10,322	364,986
†N-able, Inc.	7,493	107,974
ON24, Inc.	15,142	122,953
†OneSpan, Inc.	19,383	287,644
†PagerDuty, Inc.	26,565	597,181
Progress Software Corp.	20,102	1,167,926
†PROS Holdings, Inc.	19,322	595,118
†Q2 Holdings, Inc.	25,868	799,321
†Qualys, Inc.	12,876	1,663,193
†Rapid7, Inc.	25,210	1,141,509
†RingCentral, Inc. Class A	41,236	1,349,654
†Smartsheet, Inc. Class A	11,238	429,966
†SolarWinds Corp.	23,191	237,940
†Sprout Social, Inc. Class A	17,473	806,554
†SPS Commerce, Inc.	17,181	3,299,783
†Varonis Systems, Inc.	20,501	546,352
†Yext, Inc.	53,741	607,811
†Zeta Global Holdings Corp. Class A	30,690	262,093
		32,410,844
Specialized REITs–0.58%
EPR Properties	3,332	155,938
Gaming & Leisure Properties, Inc.	31,210	1,512,436
Lamar Advertising Co. Class A	15,396	1,528,053
		3,196,427
Specialty Retail–2.87%
Aaron's Co., Inc.	14,098	199,346
†Abercrombie & Fitch Co. Class A	23,724	893,920
Academy Sports & Outdoors, Inc.	2,078	112,316
American Eagle Outfitters, Inc.	8,802	103,864
†Asbury Automotive Group, Inc.	3,773	907,105
†AutoNation, Inc.	5,843	961,816
Buckle, Inc.	14,711	509,000
Build-A-Bear Workshop, Inc.	6,108	130,833
Caleres, Inc.	16,604	397,334
†Carvana Co.	14,568	377,602
Designer Brands, Inc. Class A	22,597	228,230
†Destination XL Group, Inc.	29,111	142,644

LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Gap, Inc.	80,351	$ 717,534
Group 1 Automotive, Inc.	5,337	1,377,480
†GrowGeneration Corp.	26,635	90,559
Guess?, Inc.	14,029	272,864
Haverty Furniture Cos., Inc.	6,867	207,521
Murphy USA, Inc.	5,399	1,679,683
†National Vision Holdings, Inc.	26,022	632,074
†ODP Corp.	16,300	763,166
†Overstock.com, Inc.	21,183	689,930
†Revolve Group, Inc.	19,529	320,276
†Sally Beauty Holdings, Inc.	51,085	630,900
Signet Jewelers Ltd.	21,241	1,386,188
†Sleep Number Corp.	7,328	199,908
Sonic Automotive, Inc. Class A	7,489	357,001
†Stitch Fix, Inc. Class A	41,917	161,380
Upbound Group, Inc.	13,657	425,142
†Urban Outfitters, Inc.	22,525	746,253
†Zumiez, Inc.	7,342	122,318
		15,744,187
Technology Hardware, Storage & Peripherals–0.84%
†Super Micro Computer, Inc.	15,336	3,822,498
Xerox Holdings Corp.	53,547	797,315
		4,619,813
Textiles, Apparel & Luxury Goods–0.53%
†Crocs, Inc.	5,433	610,887
†Deckers Outdoor Corp.	1,411	744,528
Kontoor Brands, Inc.	3,964	166,884
Movado Group, Inc.	4,865	130,528
Oxford Industries, Inc.	5,707	561,683
Tapestry, Inc.	16,757	717,200
		2,931,710
Tobacco–0.12%
Vector Group Ltd.	50,468	646,495
		646,495
Trading Companies & Distributors–1.51%
Applied Industrial Technologies, Inc.	14,408	2,086,711
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†BlueLinx Holdings, Inc.	3,890	$ 364,804
Boise Cascade Co.	17,639	1,593,684
†DXP Enterprises, Inc.	7,006	255,089
†GMS, Inc.	19,438	1,345,110
H&E Equipment Services, Inc.	5,335	244,076
†Hudson Technologies, Inc.	19,335	186,003
McGrath RentCorp	9,280	858,214
†Titan Machinery, Inc.	9,024	266,208
Veritiv Corp.	6,081	763,834
†Xometry, Inc. Class A	16,458	348,580
		8,312,313
Water Utilities–0.51%
American States Water Co.	9,848	856,776
California Water Service Group	8,658	447,013
Consolidated Water Co. Ltd.	7,447	180,441
SJW Group	14,999	1,051,580
York Water Co.	7,031	290,169
		2,825,979
Wireless Telecommunication Services–0.10%
Shenandoah Telecommunications Co.	9,480	184,196
Telephone & Data Systems, Inc.	46,094	379,354
		563,550
Total Common Stock (Cost $513,003,724)		545,512,204

MONEY MARKET FUND–0.70%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,823,373	3,823,373
Total Money Market Fund (Cost $3,823,373)		3,823,373

TOTAL INVESTMENTS–99.96% (Cost $516,827,097)	549,335,577
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	237,969
NET ASSETS APPLICABLE TO 48,986,644 SHARES OUTSTANDING–100.00%	$549,573,546
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($368,545,937 / 32,812,783 Shares)	$11.232
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($181,027,609 / 16,173,861 Shares)	$11.193
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$542,604,942
Distributable earnings/(accumulated loss)	6,968,604
TOTAL NET ASSETS	$549,573,546

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $198,400 cash collateral held at broker for futures contracts, $105,568 variation margin due from broker on futures contracts, $411,532 payable for fund shares redeemed, $55,747 other accrued expenses payable and $188,993 due to manager and affiliates as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
32	E-mini Russell 2000 Index	$3,045,920	$3,018,060	9/15/23	$27,860	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 21,601,259	$ 8,300,477	$ 16,070,310	$ 6,617,988
Foreign taxes withheld	(2,233,362)	(1,210,031)	(11,079)	(766)
	19,367,897	7,090,446	16,059,231	6,617,222
EXPENSES:
Management fees	1,265,637	791,979	2,065,704	758,413
Distribution fees-Service Class	152,602	172,897	385,001	218,675
Shareholder servicing fees	111,103	66,548	194,891	68,520
Accounting and administration expenses	80,893	52,346	133,266	52,028
Professional fees	75,395	35,581	33,505	24,637
Custodian fees	38,241	126,421	4,716	4,809
Trustees’ fees and expenses	13,169	7,966	22,660	7,706
Reports and statements to shareholders	7,506	7,049	10,555	6,102
Pricing fees	6,289	6,649	869	1,471
Consulting fees	1,405	1,301	1,604	1,302
Other	12,044	9,125	24,474	12,634
	1,764,284	1,277,862	2,877,245	1,156,297
Less:
Management fees waived	(39,672)	(31,309)	(53,308)	(16,116)
Total operating expenses	1,724,612	1,246,553	2,823,937	1,140,181
NET INVESTMENT INCOME	17,643,285	5,843,893	13,235,294	5,477,041
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(14,327,968)	(36,671,610)	28,850,287	(54,037,582)
Foreign currencies	(392,755)	(1,545,651)	—	—
Foreign currency exchange contracts	—	(11,796)	—	—
Futures contracts	546,871	286,343	494,186	419,757
Net realized gain (loss)	(14,173,852)	(37,942,714)	29,344,473	(53,617,825)
Net change in unrealized appreciation (depreciation) of:
Investments	67,203,926	55,263,055	75,078,870	76,398,209
Foreign currencies	(2,236)	2,596	—	(1)
Foreign currency exchange contracts	—	(73)	—	—
Futures contracts	258,529	92,524	436,047	82,564
Net change in unrealized appreciation (depreciation)	67,460,219	55,358,102	75,514,917	76,480,772
NET REALIZED AND UNREALIZED GAIN	53,286,367	17,415,388	104,859,390	22,862,947
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 70,929,652	$ 23,259,281	$118,094,684	$ 28,339,988
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,643,285	$ 34,469,510	$ 5,843,893	$ 25,597,153	$ 13,235,294	$ 32,506,166	$ 5,477,041	$ 11,290,342
Net realized gain (loss)	(14,173,852)	9,537,879	(37,942,714)	16,713,378	29,344,473	222,515,503	(53,617,825)	46,528,620
Net change in unrealized appreciation (depreciation)	67,460,219	(102,272,242)	55,358,102	(101,464,997)	75,514,917	(417,967,616)	76,480,772	(122,382,681)
Net increase (decrease) in net assets resulting from operations	70,929,652	(58,264,853)	23,259,281	(59,154,466)	118,094,684	(162,945,947)	28,339,988	(64,563,719)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(50,251,081)	—	(33,935,720)	—	(94,164,748)	—	(18,847,443)
Service Class	—	(9,508,914)	—	(14,734,248)	—	(29,328,452)	—	(12,796,045)
	—	(59,759,995)	—	(48,669,968)	—	(123,493,200)	—	(31,643,488)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	140,363,774	61,904,316	40,509,451	51,049,786	223,669,482	73,387,065	123,230,183	37,131,039
Service Class	4,777,616	18,050,510	4,359,803	19,418,259	14,608,728	41,817,418	13,788,056	28,390,545
Reinvestment of dividends and distributions:
Standard Class	—	50,251,081	—	33,935,720	—	94,164,748	—	18,847,443
Service Class	—	9,508,914	—	14,734,248	—	29,328,452	—	12,796,045
	145,141,390	139,714,821	44,869,254	119,138,013	238,278,210	238,697,683	137,018,239	97,165,072
Cost of shares redeemed:
Standard Class	(156,586,328)	(171,133,740)	(31,070,919)	(104,903,813)	(122,620,676)	(297,054,799)	(24,789,458)	(49,856,851)
Service Class	(18,734,908)	(28,697,171)	(14,719,703)	(33,386,958)	(28,321,310)	(85,978,889)	(15,475,516)	(50,393,750)
	(175,321,236)	(199,830,911)	(45,790,622)	(138,290,771)	(150,941,986)	(383,033,688)	(40,264,974)	(100,250,601)
Increase (decrease) in net assets derived from capital share transactions	(30,179,846)	(60,116,090)	(921,368)	(19,152,758)	87,336,224	(144,336,005)	96,753,265	(3,085,529)
NET INCREASE (DECREASE) IN NET ASSETS	40,749,806	(178,140,938)	22,337,913	(126,977,192)	205,430,908	(430,775,152)	125,093,253	(99,292,736)
NET ASSETS:
Beginning of period	752,773,910	930,914,848	454,815,036	581,792,228	1,276,745,722	1,707,520,874	424,480,293	523,773,029
End of period	$ 793,523,716	$ 752,773,910	$477,152,949	$ 454,815,036	$1,482,176,630	$1,276,745,722	$549,573,546	$ 424,480,293
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 7.056	$ 8.247	$ 7.630	$ 8.154	$ 7.450	$ 9.392
Income (loss) from investment operations:
Net investment income[3]	0.173	0.333	0.363	0.187	0.323	0.287
Net realized and unrealized gain (loss)	0.512	(0.941)	0.634	(0.524)	0.818	(1.698)
Total from investment operations	0.685	(0.608)	0.997	(0.337)	1.141	(1.411)
Less dividends and distributions from:
Net investment income	—	(0.583)	(0.380)	(0.187)	(0.344)	(0.320)
Net realized gain	—	—	—	—	(0.093)	(0.211)
Total dividends and distributions	—	(0.583)	(0.380)	(0.187)	(0.437)	(0.531)
Net asset value, end of period	$ 7.741	$ 7.056	$ 8.247	$ 7.630	$ 8.154	$ 7.450
Total return[4]	9.71%	(7.02%)	13.16%	(4.10%)	15.42%	(15.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,601	$629,275	$786,917	$792,063	$835,302	$ 769,179
Ratio of expenses to average net assets	0.41%	0.40%	0.39%	0.40%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.41%	0.40%	0.41%	0.40%	0.41%
Ratio of net investment income to average net assets	4.65%	4.41%	4.24%	2.78%	4.04%	3.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.64%	4.40%	4.23%	2.77%	4.03%	3.17%
Portfolio turnover	94%	55%	57%	52%	53%	49%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 7.059	$ 8.250	$ 7.632	$ 8.158	$ 7.454	$ 9.395
Income (loss) from investment operations:
Net investment income[3]	0.164	0.313	0.342	0.170	0.303	0.264
Net realized and unrealized gain (loss)	0.512	(0.940)	0.634	(0.527)	0.817	(1.697)
Total from investment operations	0.676	(0.627)	0.976	(0.357)	1.120	(1.433)
Less dividends and distributions from:
Net investment income	—	(0.564)	(0.358)	(0.169)	(0.323)	(0.297)
Net realized gain	—	—	—	—	(0.093)	(0.211)
Total dividends and distributions	—	(0.564)	(0.358)	(0.169)	(0.416)	(0.508)
Net asset value, end of period	$ 7.735	$ 7.059	$ 8.250	$ 7.632	$ 8.158	$ 7.454
Total return[4]	9.58%	(7.24%)	12.87%	(4.34%)	15.13%	(15.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,923	$123,499	$143,998	$142,374	$149,308	$ 142,274
Ratio of expenses to average net assets	0.66%	0.65%	0.64%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%	0.65%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	4.40%	4.16%	3.99%	2.53%	3.79%	2.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.39%	4.15%	3.98%	2.52%	3.78%	2.92%
Portfolio turnover	94%	55%	57%	52%	53%	49%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 6.889	$ 8.755	$ 8.528	$ 8.581	$ 8.289	$ 9.923
Income (loss) from investment operations:
Net investment income[3]	0.094	0.420	0.437	0.293	0.292	0.380
Net realized and unrealized gain (loss)	0.255	(1.488)	0.309	(0.075)	0.327	(1.593)
Total from investment operations	0.349	(1.068)	0.746	0.218	0.619	(1.213)
Less dividends and distributions from:
Net investment income	—	(0.798)	(0.519)	(0.271)	(0.324)	(0.381)
Return of capital	—	—	—	—	(0.003)	(0.040)
Total dividends and distributions	—	(0.798)	(0.519)	(0.271)	(0.327)	(0.421)
Net asset value, end of period	$ 7.238	$ 6.889	$ 8.755	$ 8.528	$ 8.581	$ 8.289
Total return[4]	5.07%	(11.83%)	8.79%	2.65%	7.61%	(12.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,974	$ 315,155	$408,291	$431,292	$422,524	$ 546,245
Ratio of expenses to average net assets	0.47%	0.46%	0.47%	0.44%	0.49%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.47%	0.48%	0.45%	0.50%	0.45%
Ratio of net investment income to average net assets	2.62%	5.38%	4.71%	4.00%	3.44%	4.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.61%	5.37%	4.70%	3.99%	3.43%	4.02%
Portfolio turnover	103%	62%	59%	46%	54%	46%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 6.892	$ 8.758	$ 8.530	$ 8.585	$ 8.292	$ 9.925
Income (loss) from investment operations:
Net investment income[3]	0.085	0.401	0.414	0.275	0.270	0.356
Net realized and unrealized gain (loss)	0.256	(1.488)	0.309	(0.078)	0.329	(1.593)
Total from investment operations	0.341	(1.087)	0.723	0.197	0.599	(1.237)
Less dividends and distributions from:
Net investment income	—	(0.779)	(0.495)	(0.252)	(0.303)	(0.358)
Return of capital	—	—	—	—	(0.003)	(0.038)
Total dividends and distributions	—	(0.779)	(0.495)	(0.252)	(0.306)	(0.396)
Net asset value, end of period	$ 7.233	$ 6.892	$ 8.758	$ 8.530	$ 8.585	$ 8.292
Total return[4]	4.95%	(12.05%)	8.51%	2.40%	7.35%	(12.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,179	$ 139,661	$173,501	$178,453	$180,305	$ 178,896
Ratio of expenses to average net assets	0.72%	0.71%	0.72%	0.69%	0.74%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.73%	0.70%	0.75%	0.70%
Ratio of net investment income to average net assets	2.37%	5.13%	4.46%	3.75%	3.19%	3.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.36%	5.12%	4.45%	3.74%	3.18%	3.77%
Portfolio turnover	103%	62%	59%	46%	54%	46%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.945	$ 14.648	$ 12.917	$ 13.128	$ 11.363	$ 13.915
Income (loss) from investment operations:
Net investment income[3]	0.123	0.315	0.289	0.313	0.339	0.325
Net realized and unrealized gain (loss)	0.892	(1.762)	3.746	0.032	2.700	(1.762)
Total from investment operations	1.015	(1.447)	4.035	0.345	3.039	(1.437)
Less dividends and distributions from:
Net investment income	—	(0.387)	(0.357)	(0.322)	(0.337)	(0.296)
Net realized gain	—	(0.869)	(1.947)	(0.234)	(0.937)	(0.819)
Total dividends and distributions	—	(1.256)	(2.304)	(0.556)	(1.274)	(1.115)
Net asset value, end of period	$ 12.960	$ 11.945	$ 14.648	$ 12.917	$ 13.128	$ 11.363
Total return[4]	8.50%	(9.97%)	31.88%	2.98%	27.29%	(11.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,161,008	$967,304	$1,315,104	$1,182,576	$1,130,811	$ 928,043
Ratio of expenses to average net assets	0.36%	0.36%	0.35%	0.36%	0.36%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.36%	0.37%	0.37%	0.38%
Ratio of net investment income to average net assets	2.03%	2.36%	1.88%	2.76%	2.65%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.02%	2.35%	1.87%	2.75%	2.64%	2.37%
Portfolio turnover	98%	59%	55%	56%	49%	53%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.914	$ 14.612	$ 12.890	$ 13.106	$ 11.347	$ 13.895
Income (loss) from investment operations:
Net investment income[3]	0.107	0.280	0.250	0.284	0.306	0.291
Net realized and unrealized gain (loss)	0.889	(1.757)	3.736	0.027	2.695	(1.759)
Total from investment operations	0.996	(1.477)	3.986	0.311	3.001	(1.468)
Less dividends and distributions from:
Net investment income	—	(0.352)	(0.317)	(0.293)	(0.305)	(0.261)
Net realized gain	—	(0.869)	(1.947)	(0.234)	(0.937)	(0.819)
Total dividends and distributions	—	(1.221)	(2.264)	(0.527)	(1.242)	(1.080)
Net asset value, end of period	$ 12.910	$ 11.914	$ 14.612	$ 12.890	$ 13.106	$ 11.347
Total return[4]	8.36%	(10.20%)	31.54%	2.72%	26.99%	(11.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$321,169	$ 309,442	$392,417	$342,834	$352,450	$ 301,416
Ratio of expenses to average net assets	0.61%	0.61%	0.60%	0.61%	0.61%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.61%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	1.78%	2.11%	1.63%	2.51%	2.40%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	2.10%	1.62%	2.50%	2.39%	2.12%
Portfolio turnover	98%	59%	55%	56%	49%	53%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-51

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.696	$ 13.179	$ 13.190	$ 12.754	$ 10.973	$ 13.461
Income (loss) from investment operations:
Net investment income[3]	0.130	0.307	0.254	0.196	0.280	0.339
Net realized and unrealized gain (loss)	0.406	(1.919)	4.003	0.546	1.887	(2.091)
Total from investment operations	0.536	(1.612)	4.257	0.742	2.167	(1.752)
Less dividends and distributions from:
Net investment income	—	(0.429)	(0.316)	(0.266)	(0.252)	(0.412)
Net realized gain	—	(0.442)	(3.864)	—	(0.134)	(0.324)
Return of capital	—	—	(0.088)	(0.040)	—	—
Total dividends and distributions	—	(0.871)	(4.268)	(0.306)	(0.386)	(0.736)
Net asset value, end of period	$ 11.232	$ 10.696	$ 13.179	$ 13.190	$ 12.754	$ 10.973
Total return[4]	5.01%	(12.45%)	33.66%	5.98%	19.83%	(13.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$368,546	$ 250,501	$299,487	$265,377	$233,154	$ 206,169
Ratio of expenses to average net assets	0.39%	0.39%	0.38%	0.40%	0.41%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.39%	0.41%	0.42%	0.41%
Ratio of net investment income to average net assets	2.41%	2.57%	1.54%	1.90%	2.32%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.56%	1.53%	1.89%	2.31%	2.50%
Portfolio turnover	94%	71%	76%	64%	66%	71%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-52

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Six Months Ended 6/30/23[1,2] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.672	$ 13.149	$ 13.168	$ 12.740	$ 10.964	$ 13.446
Income (loss) from investment operations:
Net investment income[3]	0.117	0.276	0.212	0.171	0.249	0.305
Net realized and unrealized gain (loss)	0.404	(1.914)	3.996	0.537	1.882	(2.084)
Total from investment operations	0.521	(1.638)	4.208	0.708	2.131	(1.779)
Less dividends and distributions from:
Net investment income	—	(0.397)	(0.276)	(0.244)	(0.221)	(0.379)
Net realized gain	—	(0.442)	(3.864)	—	(0.134)	(0.324)
Return of capital	—	—	(0.087)	(0.036)	—	—
Total dividends and distributions	—	(0.839)	(4.227)	(0.280)	(0.355)	(0.703)
Net asset value, end of period	$ 11.193	$ 10.672	$ 13.149	$ 13.168	$ 12.740	$ 10.964
Total return[4]	4.87%	(12.67%)	33.32%	5.72%	19.52%	(13.67%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,028	$ 173,979	$224,286	$177,033	$161,176	$ 133,062
Ratio of expenses to average net assets	0.64%	0.64%	0.63%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.64%	0.66%	0.67%	0.66%
Ratio of net investment income to average net assets	2.16%	2.32%	1.29%	1.65%	2.07%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	2.31%	1.28%	1.64%	2.06%	2.25%
Portfolio turnover	94%	71%	76%	64%	66%	71%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-53

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund (formerly LVIP SSGA Developed International 150 Fund), LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund (formerly LVIP SSGA Emerging Markets 100 Fund), LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (formerly LVIP SSGA Large Cap 100 Fund), and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (formerly LVIP SSGA Small-Mid Cap 200 Fund) (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from
LVIP Franklin Templeton Multi-Factor Funds-54

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $1,801,446 and $1,802,873 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $3,754,431 and $3,769,492 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on non convertible bonds are amortized/accreted to interest income using the effective interest method.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-55

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Effective April 11, 2023, Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets. Prior to April 11, 2023, SSGA Funds Management, Inc. was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$31,400	$18,764	$54,255	$18,746
Legal	5,038	3,010	8,706	3,008
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$2,335	$3,300	$2,610	$2,461
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Franklin Templeton Multi-Factor Funds-56

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$206,214	$130,760	$361,128	$139,375
Distribution fees payable to LFD	24,620	28,265	64,973	36,682
Printing and mailing fees payable to Lincoln Life	692	—	—	—
Shareholder servicing fees payable to Lincoln Life	18,688	11,448	34,969	12,936
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$712,608,224	$471,050,864	$1,429,821,371	$556,466,667
Sales	734,047,480	469,235,465	1,339,051,116	453,969,971
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$772,378,130	$480,448,233	$1,326,676,647	$516,827,097
Aggregate unrealized appreciation of investments and derivatives	$ 43,042,285	$ 27,759,632	$ 179,792,671	$ 53,923,188
Aggregate unrealized depreciation of investments and derivatives	(27,342,953)	(36,392,483)	(24,936,590)	(21,386,848)
Net Unrealized Appreciation (Depreciation) of investments and derivatives	$ 15,699,332	$ (8,632,851)	$ 154,856,081	$ 32,536,340
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Franklin Templeton Multi-Factor Funds-57

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor Funds-58

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 52,835,780	$—	$ 52,835,780
Austria	—	1,639,270	—	1,639,270
Belgium	—	7,529,332	—	7,529,332
Denmark	—	26,918,204	—	26,918,204
Finland	—	5,573,617	—	5,573,617
France	—	96,631,775	—	96,631,775
Germany	—	61,065,820	—	61,065,820
Hong Kong	—	15,719,393	—	15,719,393
Ireland	—	3,564,760	—	3,564,760
Israel	—	3,239,402	—	3,239,402
Italy	—	16,412,119	—	16,412,119
Japan	746,471	168,774,202	—	169,520,673
Jordan	—	1,906,049	—	1,906,049
Netherlands	—	54,204,355	—	54,204,355
New Zealand	—	2,412,851	—	2,412,851
Norway	—	5,905,365	—	5,905,365
Portugal	—	1,711,263	—	1,711,263
Singapore	—	7,484,076	—	7,484,076
Spain	—	24,680,363	—	24,680,363
Sweden	—	24,559,006	—	24,559,006
Switzerland	—	81,647,643	—	81,647,643
Thailand	2,809,136	—	—	2,809,136
United Kingdom	—	105,144,239	—	105,144,239
Preferred Stocks	—	1,901,570	—	1,901,570
Money Market Fund	12,979,208	—	—	12,979,208
Total Investments	$16,534,815	$771,460,454	$—	$787,995,269
Derivatives:

Assets:
Futures Contract	$82,193	$—	$—	$82,193
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-59

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$17,643,605	$ —	$—	$ 17,643,605
Chile	2,723,434	—	—	2,723,434
China	9,517,386	122,503,700	—	132,021,086
Colombia	182,346	—	—	182,346
Czech Republic	402,889	—	—	402,889
Egypt	236,289	1,482,198	—	1,718,487
Greece	1,134,303	5,492,235	—	6,626,538
Hong Kong	—	6,809,422	—	6,809,422
Hungary	—	1,809,033	—	1,809,033
India	—	69,342,384	—	69,342,384
Indonesia	—	8,983,324	—	8,983,324
Malaysia	963,859	3,956,561	—	4,920,420
Mexico	13,068,252	—	—	13,068,252
Netherlands	973,509	—	—	973,509
Peru	1,665,731	—	—	1,665,731
Philippines	—	4,113,023	—	4,113,023
Poland	—	4,086,098	—	4,086,098
Qatar	803,185	1,779,014	—	2,582,199
Republic of Korea	—	59,570,230	—	59,570,230
Russia	—	—	—*	—
Saudi Arabia	1,868,211	10,424,766	—	12,292,977
South Africa	5,306,677	10,170,986	—	15,477,663
Taiwan	—	72,956,023	—	72,956,023
Thailand	7,800,667	1,048,305	—	8,848,972
Turkey	—	4,925,346	—	4,925,346
United Arab Emirates	1,453,178	4,897,517	—	6,350,695
Preferred Stocks	9,790,340	—	—	9,790,340
Money Market Fund	1,992,441	—	—	1,992,441
Total Investments	$77,526,302	$394,350,165	$—	$471,876,467
Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$ —	$(73)	$—	$ (73)
Futures Contract	$(61,012)	$ —	$—	$(61,012)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-60

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,465,875,659	$—	$—	$1,465,875,659
Money Market Fund	15,456,825	—	—	15,456,825
Total Investments	$1,481,332,484	$—	$—	$1,481,332,484
Derivatives:

Assets:
Futures Contract	$200,245	$—	$—	$200,245
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 6,706,871	$—	$—	$ 6,706,871
Air Freight & Logistics	1,205,675	—	—	1,205,675
Automobile Components	7,324,307	—	—	7,324,307
Automobiles	1,871,201	—	—	1,871,201
Banks	45,847,272	—	—	45,847,272
Beverages	2,273,058	—	—	2,273,058
Biotechnology	42,709,412	—	—	42,709,412
Broadline Retail	432,741	—	—	432,741
Building Products	9,548,802	—	—	9,548,802
Capital Markets	8,698,729	—	—	8,698,729
Chemicals	9,374,204	—	—	9,374,204
Commercial Services & Supplies	8,302,839	—	—	8,302,839
Communications Equipment	4,816,298	—	—	4,816,298
Construction & Engineering	6,651,246	—	—	6,651,246
Construction Materials	996,602	—	—	996,602
Consumer Finance	3,507,163	—	—	3,507,163
Consumer Staples Distribution & Retail	2,514,634	—	—	2,514,634
Containers & Packaging	1,503,713	—	—	1,503,713
Diversified Consumer Services	4,908,261	—	—	4,908,261
Diversified REITs	3,700,729	—	—	3,700,729
Diversified Telecommunication Services	3,595,408	—	—	3,595,408
Electric Utilities	3,370,178	—	—	3,370,178
Electrical Equipment	10,373,440	—	—	10,373,440
Electronic Equipment, Instruments & Components	14,817,360	—	—	14,817,360
Energy Equipment & Services	11,028,754	—	—	11,028,754
Entertainment	1,908,570	—	—	1,908,570
Financial Services	9,812,724	—	—	9,812,724
Food Products	5,355,910	—	—	5,355,910
Gas Utilities	4,457,156	—	—	4,457,156
Ground Transportation	3,008,559	—	—	3,008,559
Health Care Equipment & Supplies	19,183,279	—	—*	19,183,279
Health Care Providers & Services	15,530,387	—	—	15,530,387
Health Care REITs	3,861,883	—	—	3,861,883
Health Care Technology	3,978,958	—	—	3,978,958
Hotel & Resort REITs	3,641,197	—	—	3,641,197
Hotels, Restaurants & Leisure	11,560,571	—	—	11,560,571
Household Durables	9,365,729	—	—	9,365,729
Household Products	1,284,898	—	—	1,284,898
Independent Power and Renewable Electricity Producers	5,903,717	—	—	5,903,717
LVIP Franklin Templeton Multi-Factor Funds-61

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Industrial REITs	$ 1,921,968	$—	$—	$ 1,921,968
Insurance	10,483,002	—	—	10,483,002
Interactive Media & Services	5,586,361	—	—	5,586,361
IT Services	2,860,504	—	—	2,860,504
Leisure Products	2,024,291	—	—	2,024,291
Life Sciences Tools & Services	6,621,570	—	—	6,621,570
Machinery	24,506,703	—	—	24,506,703
Marine Transportation	1,026,699	—	—	1,026,699
Media	4,367,329	—	—	4,367,329
Metals & Mining	7,941,772	—	—	7,941,772
Mortgage Real Estate Investment Trusts (REITs)	5,582,577	—	—	5,582,577
Multi-Utilities	2,051,034	—	—	2,051,034
Office REITs	4,689,444	—	—	4,689,444
Oil, Gas & Consumable Fuels	21,494,479	—	—	21,494,479
Paper & Forest Products	370,402	—	—	370,402
Passenger Airlines	2,217,090	—	—	2,217,090
Personal Care Products	4,024,282	—	—	4,024,282
Pharmaceuticals	10,205,671	—	—	10,205,671
Professional Services	12,283,181	—	—	12,283,181
Real Estate Management & Development	4,785,077	—	—	4,785,077
Residential REITs	3,369,629	—	—	3,369,629
Retail REITs	5,711,046	—	—	5,711,046
Semiconductors & Semiconductor Equipment	15,204,340	—	—	15,204,340
Software	32,410,844	—	—	32,410,844
Specialized REITs	3,196,427	—	—	3,196,427
Specialty Retail	15,744,187	—	—	15,744,187
Technology Hardware, Storage & Peripherals	4,619,813	—	—	4,619,813
Textiles, Apparel & Luxury Goods	2,931,710	—	—	2,931,710
Tobacco	646,495	—	—	646,495
Trading Companies & Distributors	8,312,313	—	—	8,312,313
Water Utilities	2,825,979	—	—	2,825,979
Wireless Telecommunication Services	563,550	—	—	563,550
Money Market Fund	3,823,373	—	—	3,823,373
Total Investments	$549,335,577	$—	$—	$549,335,577
Derivatives:

Assets:
Futures Contract	$27,860	$—	$—	$27,860

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Multi-Factor Funds-62

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	18,329,576	8,201,770	5,669,200	6,479,688	18,665,356	5,546,807
Service Class	633,565	2,412,648	603,928	2,544,153	1,207,441	3,108,555
Shares reinvested:
Standard Class	—	7,324,528	—	4,987,533	—	7,705,609
Service Class	—	1,387,352	—	2,167,887	—	2,406,677
	18,963,141	19,326,298	6,273,128	16,179,261	19,872,797	18,767,648
Shares redeemed:
Standard Class	(20,627,337)	(21,764,603)	(4,310,502)	(12,355,818)	(10,061,184)	(22,051,385)
Service Class	(2,495,613)	(3,758,419)	(2,039,479)	(4,258,487)	(2,303,612)	(6,397,855)
	(23,122,950)	(25,523,022)	(6,349,981)	(16,614,305)	(12,364,796)	(28,449,240)
Net increase (decrease)	(4,159,809)	(6,196,724)	(76,853)	(435,044)	7,508,001	(9,681,592)

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	11,670,703	3,140,529
Service Class	1,289,723	2,377,114
Shares reinvested:
Standard Class	—	1,704,109
Service Class	—	1,159,482
	12,960,426	8,381,234
Shares redeemed:
Standard Class	(2,277,181)	(4,150,563)
Service Class	(1,417,840)	(4,292,064)
	(3,695,021)	(8,442,627)
Net increase (decrease)	9,265,405	(61,393)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Funds, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in
LVIP Franklin Templeton Multi-Factor Funds-63

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, each Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs. LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund used derivatives to facilitate or expedite the settlement of portfolio transactions.
Fair values of derivative instruments as of June 30, 2023 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$82,193	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$546,871	$258,529
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$ (73)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(61,012)
Total		$—		$(61,085)
LVIP Franklin Templeton Multi-Factor Funds-64

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (11,796)	$ (73)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	286,343	92,524
Total		$274,547	$92,451
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$200,245	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$494,186	$436,047
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$27,860	Receivables and other assets net of liabilities	$—
LVIP Franklin Templeton Multi-Factor Funds-65

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$419,757	$82,564
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$8,341,396	$ —
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,766,420	13,289
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	9,719,057	—
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	2,661,969	—
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2023, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund had no open derivatives that are subject to offsetting provisions.
7. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
LVIP Franklin Templeton Multi-Factor Funds-66

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions  - both in Europe and globally  - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2023. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
LVIP Franklin Templeton Multi-Factor Funds-67

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds' financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-68

LVIP Franklin Templeton Multi-Factor Funds
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 6-7, 2022, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments  Corporation (“LFI”) (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) and Franklin Advisers, Inc. (“Franklin Templeton”) (the “Sub-Advisory Agreement”), with respect to the LVIP SSGA Large Cap 100 Fund,  LVIP SSGA Small/Mid Cap 200 Fund, LVIP SSGA Developed International 150 Fund and LVIP SSGA Emerging Markets 100 Fund (to be renamed the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund and LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, respectively, on or about May 1, 2023) (the “Funds”).  The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Franklin Templeton prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements.  Among other information, LFI and Franklin Templeton provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of Franklin Templeton and Franklin Templeton’s responses to LFI’s request for proposal.  The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, Lincoln National Life Insurance Company employees and representatives of Franklin Templeton to consider the approval of the Sub-Advisory Agreement.  The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Funds.  In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below.  The Board did not allot a particular weight to any one factor or group of factors.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services.  In considering the approval of the proposed Sub-Advisory Agreement between LFI and Franklin Templeton on behalf of the Funds, the Board considered the nature, extent and quality of services to be provided by Franklin Templeton under the proposed Sub-Advisory Agreement.  The Board reviewed the services to be provided by Franklin Templeton, the backgrounds of the investment professionals proposed to service the Funds and the reputation, resources and investment approach of Franklin Templeton.  They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.  The Board also noted that Franklin Templeton provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Franklin Templeton in connection with the 2022 contract renewal process. The Board concluded that the services to be provided by Franklin Templeton were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale.  The Board considered comparable sub-advisory information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedules, the applicable schedule was lower than the current sub-advisory fee schedule for LVIP SSGA Small/Mid Cap 200 Fund and LVIP SSGA Emerging Markets 100 Fund and the same as the current sub-advisory fee schedule for LVIP SSGA Large Cap 100 Fund and LVIP SSGA Developed International 150 Fund.  The Board considered that each proposed sub-advisory fee schedule was negotiated between LFI and Franklin Templeton, an unaffiliated third party, and that LFI would compensate Franklin Templeton from its fees.  The Board concluded that each proposed sub-advisory fee schedule was reasonable.
Profitability and Fallout Benefits.  The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin Templeton, an unaffiliated third party, and that LFI would compensate Franklin Templeton from its fees.  The Board considered materials provided by Franklin Templeton as to any additional benefits it would receive and that Franklin Templeton indicated that it may benefit reputationally as a result of being employed by LfI and it may also benefit if Franklin Templeton includes the proposed strategies’ assets and performance record in its composites.  In addition, Franklin Templeton indicated that it may receive research and services obtained with client commissions generated by the Funds, which may be shared with its advisory affiliates.
Conclusion.  Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of each Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the
LVIP Franklin Templeton Multi-Factor Funds-69

LVIP Franklin Templeton Multi-Factor Funds
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Multi-Factor Funds-70

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund (formerly LVIP SSGA Conservative Structured Allocation Fund)
LVIP Structured Moderate Allocation Fund (formerly LVIP SSGA Moderate Structured Allocation Fund)
LVIP Structured Moderately Aggressive Allocation Fund (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Index Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP SSGA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,062.90	0.20%	$1.02
Service Class Shares	1,000.00	1,061.70	0.45%	2.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,082.70	0.21%	$1.08
Service Class Shares	1,000.00	1,081.30	0.46%	2.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

LVIP Allocation Funds-1

LVIP SSGA Index Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,090.50	0.21%	$1.09
Service Class Shares	1,000.00	1,089.20	0.46%	2.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP Structured Conservative Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,052.30	0.25%	$1.27
Service Class Shares	1,000.00	1,051.00	0.50%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51
LVIP Structured Moderate Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,068.50	0.21%	$1.08
Service Class Shares	1,000.00	1,067.20	0.46%	2.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP Structured Moderately Aggressive Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,074.30	0.22%	$1.13
Service Class Shares	1,000.00	1,072.90	0.47%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.50	0.47%	2.36

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Allocation Funds-2

LVIP SSGA Index Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP SSGA Conservative Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	86.12%
Investment Companies	86.12%
Equity Funds	22.30%
Fixed Income Fund	49.70%
International Equity Fund	14.12%
Unaffiliated Investments	13.94%
Investment Companies	13.94%
Fixed Income Fund	9.97%
International Equity Fund	3.97%
Money Market Fund	0.00%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP SSGA Moderate Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.16%
Investment Companies	84.16%
Equity Funds	34.35%
Fixed Income Fund	29.72%
International Equity Fund	20.09%
Unaffiliated Investments	15.87%
Investment Companies	15.87%
Fixed Income Fund	9.93%
International Equity Fund	5.94%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	85.18%
Investment Companies	85.18%
Equity Funds	38.36%
Fixed Income Fund	24.74%
International Equity Fund	22.08%
Unaffiliated Investments	14.86%
Investment Companies	14.86%
Fixed Income Fund	4.96%
International Equity Fund	9.90%
Money Market Fund	0.00%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP Allocation Funds-3

LVIP Structured Allocation Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2023
LVIP Structured Conservative Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.10%
Investment Companies	90.10%
Equity Funds	22.31%
Fixed Income Fund	49.69%
International Equity Funds	18.10%
Unaffiliated Investment	9.96%
Investment Company	9.96%
Fixed Income Fund	9.96%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP Structured Moderate Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.17%
Investment Companies	90.17%
Equity Funds	34.39%
Fixed Income Fund	29.72%
International Equity Funds	26.06%
Unaffiliated Investment	9.93%
Investment Company	9.93%
Fixed Income Fund	9.93%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
LVIP Structured Moderately Aggressive Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.12%
Investment Companies	95.12%
Equity Funds	38.39%
Fixed Income Fund	24.74%
International Equity Funds	31.99%
Unaffiliated Investment	4.96%
Investment Company	4.96%
Fixed Income Fund	4.96%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP Allocation Funds-4

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.12%
INVESTMENT COMPANIES–86.12%
Equity Funds–22.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	339,788	$ 4,211,668
LVIP SSGA S&P 500 Index Fund	933,289	23,810,069
LVIP SSGA Small-Cap Index Fund	95,458	2,815,265
		30,837,002
Fixed Income Fund–49.70%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,885,300	68,735,952
		68,735,952
International Equity Fund–14.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,905,798	19,519,179
		19,519,179
Total Affiliated Investments (Cost $103,765,563)		119,092,133

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.94%
INVESTMENT COMPANIES–13.94%
Fixed Income Fund–9.97%
SPDR® Portfolio TIPS ETF	533,344	$ 13,781,609
		13,781,609
International Equity Fund–3.97%
iShares Core MSCI Emerging Markets ETF	111,518	5,496,722
		5,496,722
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	3,597	3,597
		3,597
Total Unaffiliated Investments (Cost $19,477,415)		19,281,928

TOTAL INVESTMENTS–100.06% (Cost $123,242,978)	138,374,061
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(82,587)
NET ASSETS APPLICABLE TO 10,521,703 SHARES OUTSTANDING–100.00%	$138,291,474

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.16%
INVESTMENT COMPANIES–84.16%
Equity Funds–34.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,796,739	$ 34,665,574
LVIP SSGA S&P 500 Index Fund	5,422,415	138,336,655
LVIP SSGA Small-Cap Index Fund	785,651	23,170,422
		196,172,651
Fixed Income Fund–29.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	17,000,705	169,718,035
		169,718,035
International Equity Fund–20.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,204,218	114,753,602
		114,753,602
Total Affiliated Investments (Cost $380,799,330)		480,644,288

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.87%
INVESTMENT COMPANIES–15.87%
Fixed Income Fund–9.93%
SPDR® Portfolio TIPS ETF	2,194,874	$ 56,715,544
		56,715,544
International Equity Fund–5.94%
iShares Core MSCI Emerging Markets ETF	688,611	33,941,637
		33,941,637
Total Unaffiliated Investments (Cost $92,697,081)		90,657,181

TOTAL INVESTMENTS–100.03% (Cost $473,496,411)	571,301,469
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(190,905)
NET ASSETS APPLICABLE TO 36,284,035 SHARES OUTSTANDING–100.00%	$571,110,564

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.18%
INVESTMENT COMPANIES–85.18%
Equity Funds–38.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,044,327	$ 37,734,434
LVIP SSGA S&P 500 Index Fund	5,480,858	139,827,655
LVIP SSGA Small-Cap Index Fund	916,259	27,022,289
		204,584,378
Fixed Income Fund–24.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	13,218,181	131,957,101
		131,957,101
International Equity Fund–22.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,499,092	117,773,703
		117,773,703
Total Affiliated Investments (Cost $350,684,706)		454,315,182

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.86%
INVESTMENT COMPANIES–14.86%
Fixed Income Fund–4.96%
SPDR® Portfolio TIPS ETF	1,024,083	$ 26,462,305
		26,462,305
International Equity Fund–9.90%
iShares Core MSCI Emerging Markets ETF	1,071,215	52,800,187
		52,800,187
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	2,355	2,355
		2,355
Total Unaffiliated Investments (Cost $78,548,783)		79,264,847

TOTAL INVESTMENTS–100.04% (Cost $429,233,489)	533,580,029
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(231,510)
NET ASSETS APPLICABLE TO 32,240,623 SHARES OUTSTANDING–100.00%	$533,348,519

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-7

LVIP Structured Conservative Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.10%
INVESTMENT COMPANIES–90.10%
Equity Funds–22.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,802,502	$ 23,360,422
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	783,940	8,805,212
		32,165,634
Fixed Income Fund–49.69%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,174,514	71,623,175
		71,623,175
International Equity Funds–18.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	789,916	5,717,416
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,631,184	$ 20,367,994
		26,085,410
Total Affiliated Investments (Cost $129,845,108)		129,874,219

UNAFFILIATED INVESTMENT–9.96%
INVESTMENT COMPANY–9.96%
Fixed Income Fund–9.96%
SPDR® Portfolio TIPS ETF	555,764	14,360,942
Total Unaffiliated Investment (Cost $15,005,857)		14,360,942

TOTAL INVESTMENTS–100.06% (Cost $144,850,965)	144,235,161
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(91,768)
NET ASSETS APPLICABLE TO 13,216,226 SHARES OUTSTANDING–100.00%	$144,143,393

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Structured Moderate Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.17%
INVESTMENT COMPANIES–90.17%
Equity Funds–34.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	13,142,364	$ 170,325,031
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,350,686	71,330,909
		241,655,940
Fixed Income Fund–29.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,923,823	208,882,531
		208,882,531
International Equity Funds–26.06%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,759,689	41,688,628
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	18,270,613	$ 141,432,815
		183,121,443
Total Affiliated Investments (Cost $615,811,570)		633,659,914

UNAFFILIATED INVESTMENT–9.93%
INVESTMENT COMPANY–9.93%
Fixed Income Fund–9.93%
SPDR® Portfolio TIPS ETF	2,701,369	69,803,375
Total Unaffiliated Investment (Cost $73,647,395)		69,803,375

TOTAL INVESTMENTS–100.10% (Cost $689,458,965)	703,463,289
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(682,930)
NET ASSETS APPLICABLE TO 57,886,967 SHARES OUTSTANDING–100.00%	$702,780,359

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.12%
INVESTMENT COMPANIES–95.12%
Equity Funds–38.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	9,176,989	$ 118,933,786
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,912,044	55,172,078
		174,105,864
Fixed Income Fund–24.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,238,424	112,193,184
		112,193,184
International Equity Funds–31.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,187,358	44,784,100
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	12,954,026	$ 100,277,111
		145,061,211
Total Affiliated Investments (Cost $417,757,450)		431,360,259

UNAFFILIATED INVESTMENT–4.96%
INVESTMENT COMPANY–4.96%
Fixed Income Fund–4.96%
SPDR® Portfolio TIPS ETF	870,554	22,495,115
Total Unaffiliated Investment (Cost $23,728,757)		22,495,115

TOTAL INVESTMENTS–100.08% (Cost $441,486,207)	453,855,374
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(342,914)
NET ASSETS APPLICABLE TO 35,529,946 SHARES OUTSTANDING–100.00%	$453,512,460

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$119,092,133	$480,644,288	$454,315,182	$129,874,219	$633,659,914	$431,360,259
Unaffiliated investments, at value	19,281,928	90,657,181	79,264,847	14,360,942	69,803,375	22,495,115
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,468	—	—	—	—	—
Receivable for fund shares sold	4,515	38,969	21,946	2,500	9,017	3,974
Dividends and interest receivable	393	648	887	77	395	156
Prepaid expenses	375	1,607	1,472	425	3,840	1,261
Receivable for securities sold	—	18,203	13,156	77,092	153,461	834,493
TOTAL ASSETS	138,385,812	571,360,896	533,617,490	144,315,255	703,630,002	454,695,258
LIABILITIES:
Due to manager and affiliates	37,928	140,035	124,845	46,323	216,917	132,061
Payable for fund accounting fee	19,024	19,086	19,086	19,027	19,126	19,079
Payable for fund shares redeemed	18,737	54,673	91,682	13,827	441,099	179,582
Payable for audit fee	11,253	11,253	11,253	11,253	11,253	11,253
Other accrued expenses payable	3,819	7,094	6,620	4,320	7,786	6,335
Payable for securities purchased	3,577	6,563	15,485	—	—	—
Due to custodian	—	11,628	—	77,112	153,462	834,488
TOTAL LIABILITIES	94,338	250,332	268,971	171,862	849,643	1,182,798
TOTAL NET ASSETS	$138,291,474	$571,110,564	$533,348,519	$144,143,393	$702,780,359	$453,512,460
Affiliated investments, at cost	$103,765,563	$380,799,330	$350,684,706	$129,845,108	$615,811,570	$417,757,450
Unaffiliated investments, at cost	19,477,415	92,697,081	78,548,783	15,005,857	73,647,395	23,728,757
Standard Class:
Net Assets	$ 53,510,313	$295,044,543	$300,141,964	$ 22,054,800	$146,106,153	$133,679,499
Shares Outstanding	4,066,974	18,727,581	18,114,513	2,020,035	12,018,314	10,459,383
Net Asset Value Per Share	$ 13.157	$ 15.755	$ 16.569	$ 10.918	$ 12.157	$ 12.781
Service Class:
Net Assets	$ 84,781,161	$276,066,021	$233,206,555	$122,088,593	$556,674,206	$319,832,961
Shares Outstanding	6,454,729	17,556,454	14,126,110	11,196,191	45,868,653	25,070,563
Net Asset Value Per Share	$ 13.135	$ 15.724	$ 16.509	$ 10.904	$ 12.136	$ 12.757
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$126,718,120	$471,910,928	$427,620,237	$139,238,608	$623,923,917	$400,715,416
Distributable earnings/(accumulated loss)	11,573,354	99,199,636	105,728,282	4,904,785	78,856,442	52,797,044
TOTAL NET ASSETS	$138,291,474	$571,110,564	$533,348,519	$144,143,393	$702,780,359	$453,512,460
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP Allocation Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 285,713	$ 1,269,100	$ 946,042	$ 253,608	$ 1,218,184	$ 392,580
EXPENSES:
Distribution fees-Service Class	104,259	335,785	277,024	155,893	698,219	400,738
Management fees	101,378	413,559	381,298	109,611	525,851	337,022
Accounting and administration expenses	25,582	45,654	43,455	26,184	53,260	40,859
Shareholder servicing fees	19,600	79,955	73,718	21,191	101,664	65,158
Professional fees	16,320	20,596	20,129	16,457	22,261	19,601
Reports and statements to shareholders	2,437	3,900	3,591	2,211	7,816	4,736
Trustees’ fees and expenses	2,353	9,486	8,641	2,600	12,361	7,830
Custodian fees	2,316	4,570	2,951	3,202	6,726	4,890
Consulting fees	1,196	1,336	1,316	1,201	1,395	1,303
Index fees	575	2,185	1,981	—	—	—
Pricing fees	46	49	71	61	60	59
Other	2,008	4,513	4,142	3,300	10,155	7,058
	278,070	921,588	818,317	341,911	1,439,768	889,254
Less:
Expenses reimbursed	(38,640)	—	—	—	—	—
Total operating expenses	239,430	921,588	818,317	341,911	1,439,768	889,254
NET INVESTMENT INCOME (LOSS)	46,283	347,512	127,725	(88,303)	(221,584)	(496,674)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(175,898)	391,526	106,071	11,238,953	77,306,639	53,519,169
Sale of unaffiliated investments	(178,276)	(612,004)	(427,539)	(78,467)	(891,270)	(299,802)
Net realized gain (loss)	(354,174)	(220,478)	(321,468)	11,160,486	76,415,369	53,219,367
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,925,268	40,905,261	40,756,955	(3,851,355)	(31,299,881)	(21,227,607)
Unaffiliated investments	510,806	2,549,357	3,196,248	137,677	1,180,569	384,679
Net change in unrealized appreciation (depreciation)	8,436,074	43,454,618	43,953,203	(3,713,678)	(30,119,312)	(20,842,928)
NET REALIZED AND UNREALIZED GAIN	8,081,900	43,234,140	43,631,735	7,446,808	46,296,057	32,376,439
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,128,183	$43,581,652	$43,759,460	$ 7,358,505	$ 46,074,473	$ 31,879,765
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,283	$ 3,343,631	$ 347,512	$ 13,786,449	$ 127,725	$ 11,484,871
Net realized gain (loss)	(354,174)	379,270	(220,478)	9,812,259	(321,468)	11,835,524
Net change in unrealized appreciation (depreciation)	8,436,074	(27,639,827)	43,454,618	(123,315,206)	43,953,203	(115,450,313)
Net increase (decrease) in net assets resulting from operations	8,128,183	(23,916,926)	43,581,652	(99,716,498)	43,759,460	(92,129,918)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,368,195)	—	(13,749,622)	—	(12,722,724)
Service Class	—	(3,686,949)	—	(12,870,611)	—	(9,631,782)
	—	(6,055,144)	—	(26,620,233)	—	(22,354,506)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,193,260	6,592,598	12,846,309	31,222,496	16,453,458	28,072,879
Service Class	5,422,198	13,402,665	15,132,009	24,474,640	16,125,015	17,430,010
Reinvestment of dividends and distributions:
Standard Class	—	2,368,195	—	13,749,622	—	12,722,724
Service Class	—	3,686,949	—	12,870,611	—	9,631,782
	11,615,458	26,050,407	27,978,318	82,317,369	32,578,473	67,857,395
Cost of shares redeemed:
Standard Class	(6,263,522)	(6,009,317)	(11,774,467)	(20,380,302)	(12,894,968)	(12,782,245)
Service Class	(7,513,942)	(19,944,787)	(22,224,117)	(43,703,832)	(15,803,253)	(29,060,250)
	(13,777,464)	(25,954,104)	(33,998,584)	(64,084,134)	(28,698,221)	(41,842,495)
Increase (decrease) in net assets derived from capital share transactions	(2,162,006)	96,303	(6,020,266)	18,233,235	3,880,252	26,014,900
NET INCREASE (DECREASE) IN NET ASSETS	5,966,177	(29,875,767)	37,561,386	(108,103,496)	47,639,712	(88,469,524)
NET ASSETS:
Beginning of period	132,325,297	162,201,064	533,549,178	641,652,674	485,708,807	574,178,331
End of period	$138,291,474	$132,325,297	$571,110,564	$ 533,549,178	$533,348,519	$ 485,708,807
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (88,303)	$ 4,589,364	$ (221,584)	$ 24,880,383	$ (496,674)	$ 16,546,080
Net realized gain (loss)	11,160,486	1,059,815	76,415,369	17,927,883	53,219,367	12,025,576
Net change in unrealized appreciation (depreciation)	(3,713,678)	(30,201,035)	(30,119,312)	(158,599,887)	(20,842,928)	(100,369,712)
Net increase (decrease) in net assets resulting from operations	7,358,505	(24,551,856)	46,074,473	(115,791,621)	31,879,765	(71,798,056)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,554,089)	—	(12,185,623)	—	(10,646,763)
Service Class	—	(9,096,934)	—	(49,068,506)	—	(27,082,292)
	—	(10,651,023)	—	(61,254,129)	—	(37,729,055)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,266,531	3,810,827	7,833,166	16,442,509	8,417,210	20,951,307
Service Class	2,380,805	16,147,973	10,337,278	23,996,726	7,974,196	9,679,669
Reinvestment of dividends and distributions:
Standard Class	—	1,554,089	—	12,185,623	—	10,646,763
Service Class	—	9,096,934	—	49,068,506	—	27,082,292
	5,647,336	30,609,823	18,170,444	101,693,364	16,391,406	68,360,031
Cost of shares redeemed:
Standard Class	(3,410,536)	(3,766,518)	(10,267,727)	(13,600,381)	(8,054,021)	(19,032,062)
Service Class	(12,448,146)	(30,885,580)	(52,881,159)	(97,839,539)	(29,253,849)	(50,425,819)
	(15,858,682)	(34,652,098)	(63,148,886)	(111,439,920)	(37,307,870)	(69,457,881)
Increase (decrease) in net assets derived from capital share transactions	(10,211,346)	(4,042,275)	(44,978,442)	(9,746,556)	(20,916,464)	(1,097,850)
NET INCREASE (DECREASE) IN NET ASSETS	(2,852,841)	(39,245,154)	1,096,031	(186,792,306)	10,963,301	(110,624,961)
NET ASSETS:
Beginning of period	146,996,234	186,241,388	701,684,328	888,476,634	442,549,159	553,174,120
End of period	$144,143,393	$146,996,234	$702,780,359	$ 701,684,328	$453,512,460	$ 442,549,159
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.378	$ 15.237	$ 14.733	$ 13.532	$ 12.157	$ 13.090
Income (loss) from investment operations:
Net investment income[2]	0.014	0.340	0.305	0.273	0.306	0.300
Net realized and unrealized gain (loss)	0.765	(2.596)	0.634	1.368	1.495	(0.867)
Total from investment operations	0.779	(2.256)	0.939	1.641	1.801	(0.567)
Less dividends and distributions from:
Net investment income	—	(0.363)	(0.322)	(0.294)	(0.319)	(0.307)
Net realized gain	—	(0.240)	(0.113)	(0.146)	(0.107)	(0.059)
Total dividends and distributions	—	(0.603)	(0.435)	(0.440)	(0.426)	(0.366)
Net asset value, end of period	$ 13.157	$ 12.378	$ 15.237	$ 14.733	$ 13.532	$ 12.157
Total return[3]	6.29%	(14.75%)	6.37%	12.18%	14.83%	(4.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 53,510	$ 50,418	$58,531	$ 49,097	$ 38,885	$ 32,361
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.26%	0.25%	0.24%	0.26%	0.29%	0.35%
Ratio of net investment income to average net assets	0.22% [5]	2.52%	2.00%	1.97%	2.33%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16% [5]	2.47%	1.96%	1.91%	2.24%	2.17%
Portfolio turnover	6%	16%	15%	31%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 12.372	$ 15.227	$ 14.726	$ 13.528	$ 12.156	$ 13.086
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.306	0.266	0.238	0.273	0.267
Net realized and unrealized gain (loss)	0.765	(2.593)	0.632	1.366	1.492	(0.864)
Total from investment operations	0.763	(2.287)	0.898	1.604	1.765	(0.597)
Less dividends and distributions from:
Net investment income	—	(0.328)	(0.284)	(0.260)	(0.286)	(0.274)
Net realized gain	—	(0.240)	(0.113)	(0.146)	(0.107)	(0.059)
Total dividends and distributions	—	(0.568)	(0.397)	(0.406)	(0.393)	(0.333)
Net asset value, end of period	$ 13.135	$ 12.372	$ 15.227	$ 14.726	$ 13.528	$ 12.156
Total return[3]	6.17%	(14.96%)	6.10%	11.91%	14.54%	(4.57%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 84,781	$ 81,908	$103,670	$ 98,050	$ 83,153	$ 72,588
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.51%	0.50%	0.49%	0.51%	0.54%	0.60%
Ratio of net investment income (loss) to average net assets	(0.03%) [5]	2.27%	1.75%	1.72%	2.08%	2.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%) [5]	2.22%	1.71%	1.66%	1.99%	1.92%
Portfolio turnover	6%	16%	15%	31%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.551	$ 18.135	$ 16.887	$ 15.344	$ 13.362	$ 14.659
Income (loss) from investment operations:
Net investment income[2]	0.019	0.409	0.351	0.282	0.325	0.325
Net realized and unrealized gain (loss)	1.185	(3.221)	1.403	1.817	2.108	(1.255)
Total from investment operations	1.204	(2.812)	1.754	2.099	2.433	(0.930)
Less dividends and distributions from:
Net investment income	—	(0.442)	(0.399)	(0.343)	(0.342)	(0.324)
Net realized gain	—	(0.330)	(0.107)	(0.213)	(0.109)	(0.043)
Total dividends and distributions	—	(0.772)	(0.506)	(0.556)	(0.451)	(0.367)
Net asset value, end of period	$ 15.755	$ 14.551	$ 18.135	$ 16.887	$ 15.344	$ 13.362
Total return[3]	8.27%	(15.41%)	10.39%	13.83%	18.24%	(6.27%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,045	$ 271,486	$308,832	$267,776	$208,502	$142,597
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.21%	0.24%	0.31%
Ratio of net investment income to average net assets	0.25% [5]	2.58%	1.96%	1.84%	2.21%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.25% [5]	2.58%	1.96%	1.84%	2.18%	2.13%
Portfolio turnover	5%	12%	10%	23%	10%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.542	$ 18.121	$ 16.875	$ 15.337	$ 13.359	$ 14.653
Income (loss) from investment operations:
Net investment income[2]	—	0.369	0.306	0.243	0.288	0.288
Net realized and unrealized gain (loss)	1.182	(3.216)	1.402	1.812	2.104	(1.251)
Total from investment operations	1.182	(2.847)	1.708	2.055	2.392	(0.963)
Less dividends and distributions from:
Net investment income	—	(0.402)	(0.355)	(0.304)	(0.305)	(0.288)
Net realized gain	—	(0.330)	(0.107)	(0.213)	(0.109)	(0.043)
Total dividends and distributions	—	(0.732)	(0.462)	(0.517)	(0.414)	(0.331)
Net asset value, end of period	$ 15.724	$ 14.542	$ 18.121	$ 16.875	$ 15.337	$ 13.359
Total return[3]	8.13%	(15.62%)	10.12%	13.55%	17.94%	(6.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$276,066	$ 262,063	$332,821	$305,451	$284,453	$243,997
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.46%	0.49%	0.56%
Ratio of net investment income (loss) to average net assets	— [5]	2.33%	1.71%	1.59%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	— [5]	2.33%	1.71%	1.59%	1.93%	1.88%
Portfolio turnover	5%	12%	10%	23%	10%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 15.194	$ 18.970	$ 17.483	$ 15.891	$ 13.689	$ 15.191
Income (loss) from investment operations:
Net investment income[2]	0.013	0.395	0.344	0.287	0.323	0.325
Net realized and unrealized gain (loss)	1.362	(3.426)	1.643	1.950	2.371	(1.466)
Total from investment operations	1.375	(3.031)	1.987	2.237	2.694	(1.141)
Less dividends and distributions from:
Net investment income	—	(0.424)	(0.405)	(0.389)	(0.353)	(0.315)
Net realized gain	—	(0.321)	(0.095)	(0.256)	(0.139)	(0.046)
Total dividends and distributions	—	(0.745)	(0.500)	(0.645)	(0.492)	(0.361)
Net asset value, end of period	$ 16.569	$ 15.194	$ 18.970	$ 17.483	$ 15.891	$ 13.689
Total return[3]	9.05%	(15.88%)	11.37%	14.28%	19.73%	(7.42%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,142	$ 271,813	$305,640	$262,014	$214,176	$154,120
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.21%	0.24%	0.31%
Ratio of net investment income to average net assets	0.16% [5]	2.40%	1.84%	1.83%	2.13%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.16% [5]	2.40%	1.84%	1.83%	2.10%	2.06%
Portfolio turnover	5%	9%	12%	22%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 15.157	$ 18.923	$ 17.443	$ 15.860	$ 13.664	$ 15.164
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.353	0.297	0.246	0.284	0.287
Net realized and unrealized gain (loss)	1.359	(3.415)	1.636	1.941	2.365	(1.461)
Total from investment operations	1.352	(3.062)	1.933	2.187	2.649	(1.174)
Less dividends and distributions from:
Net investment income	—	(0.383)	(0.358)	(0.348)	(0.314)	(0.280)
Net realized gain	—	(0.321)	(0.095)	(0.256)	(0.139)	(0.046)
Total dividends and distributions	—	(0.704)	(0.453)	(0.604)	(0.453)	(0.326)
Net asset value, end of period	$ 16.509	$ 15.157	$ 18.923	$ 17.443	$ 15.860	$ 13.664
Total return[3]	8.92%	(16.09%)	11.09%	13.99%	19.43%	(7.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,207	$ 213,896	$268,538	$245,748	$234,290	$210,069
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.46%	0.49%	0.56%
Ratio of net investment income (loss) to average net assets	(0.09%) [5]	2.15%	1.59%	1.58%	1.88%	1.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%) [5]	2.15%	1.59%	1.58%	1.85%	1.81%
Portfolio turnover	5%	9%	12%	22%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.375	$ 12.915	$ 12.585	$ 11.966	$ 10.983	$ 12.054
Income (loss) from investment operations:
Net investment income[2]	0.005	0.353	0.296	0.236	0.282	0.282
Net realized and unrealized gain (loss)	0.538	(2.084)	0.638	0.906	1.211	(0.882)
Total from investment operations	0.543	(1.731)	0.934	1.142	1.493	(0.600)
Less dividends and distributions from:
Net investment income	—	(0.440)	(0.497)	(0.256)	(0.323)	(0.348)
Net realized gain	—	(0.369)	(0.107)	(0.267)	(0.187)	(0.123)
Total dividends and distributions	—	(0.809)	(0.604)	(0.523)	(0.510)	(0.471)
Net asset value, end of period	$ 10.918	$ 10.375	$ 12.915	$ 12.585	$ 11.966	$ 10.983
Total return[3]	5.23%	(13.30%)	7.43%	9.68%	13.64%	(5.01%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,055	$ 21,098	$24,304	$22,240	$ 21,161	$ 18,119
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.24%	0.24%	0.24%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.25%	0.24%	0.24%	0.27%	0.33%
Ratio of net investment income to average net assets	0.10% [5]	3.06%	2.24%	1.99%	2.39%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.10% [5]	3.06%	2.24%	1.99%	2.36%	2.28%
Portfolio turnover	22%	14%	17%	24%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.375	$ 12.913	$ 12.582	$ 11.966	$ 10.983	$ 12.051
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.324	0.262	0.206	0.252	0.252
Net realized and unrealized gain (loss)	0.537	(2.082)	0.639	0.903	1.211	(0.880)
Total from investment operations	0.529	(1.758)	0.901	1.109	1.463	(0.628)
Less dividends and distributions from:
Net investment income	—	(0.411)	(0.463)	(0.226)	(0.293)	(0.317)
Net realized gain	—	(0.369)	(0.107)	(0.267)	(0.187)	(0.123)
Total dividends and distributions	—	(0.780)	(0.570)	(0.493)	(0.480)	(0.440)
Net asset value, end of period	$ 10.904	$ 10.375	$ 12.913	$ 12.582	$ 11.966	$ 10.983
Total return[3]	5.10%	(13.52%)	7.17%	9.40%	13.36%	(5.25%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,089	$ 125,899	$161,937	$161,559	$162,687	$162,879
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.49%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.50%	0.49%	0.49%	0.52%	0.58%
Ratio of net investment income (loss) to average net assets	(0.15%) [5]	2.81%	1.99%	1.74%	2.14%	2.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	2.81%	1.99%	1.74%	2.11%	2.03%
Portfolio turnover	22%	14%	17%	24%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.378	$ 14.372	$ 13.554	$ 12.950	$ 11.659	$ 13.162
Income (loss) from investment operations:
Net investment income[2]	0.008	0.443	0.347	0.256	0.304	0.300
Net realized and unrealized gain (loss)	0.771	(2.359)	1.299	0.988	1.617	(1.229)
Total from investment operations	0.779	(1.916)	1.646	1.244	1.921	(0.929)
Less dividends and distributions from:
Net investment income	—	(0.572)	(0.696)	(0.317)	(0.363)	(0.400)
Net realized gain	—	(0.506)	(0.132)	(0.323)	(0.267)	(0.174)
Total dividends and distributions	—	(1.078)	(0.828)	(0.640)	(0.630)	(0.574)
Net asset value, end of period	$ 12.157	$ 11.378	$ 14.372	$ 13.554	$ 12.950	$ 11.659
Total return[3]	6.85%	(13.15%)	12.15%	9.86%	16.57%	(7.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,106	$ 139,079	$156,805	$136,955	$116,658	$ 93,678
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.20%	0.21%	0.21%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.20%	0.21%	0.24%	0.30%
Ratio of net investment income to average net assets	0.14% [5]	3.47%	2.38%	2.05%	2.40%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.14% [5]	3.47%	2.38%	2.05%	2.37%	2.30%
Portfolio turnover	33%	11%	13%	21%	12%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Six Months Ended[1] 6/30/23 (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.372	$ 14.364	$ 13.546	$ 12.945	$ 11.655	$ 13.154
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.411	0.310	0.224	0.272	0.288
Net realized and unrealized gain (loss)	0.771	(2.358)	1.297	0.984	1.615	(1.246)
Total from investment operations	0.764	(1.947)	1.607	1.208	1.887	(0.958)
Less dividends and distributions from:
Net investment income	—	(0.539)	(0.657)	(0.284)	(0.330)	(0.367)
Net realized gain	—	(0.506)	(0.132)	(0.323)	(0.267)	(0.174)
Total dividends and distributions	—	(1.045)	(0.789)	(0.607)	(0.597)	(0.541)
Net asset value, end of period	$ 12.136	$ 11.372	$ 14.364	$ 13.546	$ 12.945	$ 11.655
Total return[3]	6.72%	(13.38%)	11.87%	9.59%	16.28%	(7.36%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$556,674	$ 562,606	$731,672	$728,337	$738,583	$721,976
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.45%	0.46%	0.46%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.45%	0.46%	0.49%	0.55%
Ratio of net investment income (loss) to average net assets	(0.11%) [5]	3.22%	2.13%	1.80%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%) [5]	3.22%	2.13%	1.80%	2.12%	2.05%
Portfolio turnover	33%	11%	13%	21%	12%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-24

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.897	$ 14.994	$ 14.002	$ 13.483	$ 12.014	$ 13.646
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)	0.489	0.370	0.271	0.321	0.332
Net realized and unrealized gain (loss)	0.887	(2.487)	1.544	0.937	1.762	(1.447)
Total from investment operations	0.884	(1.998)	1.914	1.208	2.083	(1.115)
Less dividends and distributions from:
Net investment income	—	(0.635)	(0.786)	(0.337)	(0.380)	(0.435)
Net realized gain	—	(0.464)	(0.136)	(0.352)	(0.234)	(0.082)
Total dividends and distributions	—	(1.099)	(0.922)	(0.689)	(0.614)	(0.517)
Net asset value, end of period	$ 12.781	$ 11.897	$ 14.994	$ 14.002	$ 13.483	$ 12.014
Total return[3]	7.43%	(13.13%)	13.68%	9.28%	17.43%	(8.20%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,679	$ 124,080	$140,459	$119,194	$103,328	$ 78,667
Ratio of expenses to average net assets[4]	0.22%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.22%	0.21%	0.21%	0.21%	0.24%	0.31%
Ratio of net investment income (loss) to average net assets	(0.05%) [5]	3.68%	2.42%	2.13%	2.45%	2.46%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%) [5]	3.68%	2.42%	2.13%	2.42%	2.36%
Portfolio turnover	36%	13%	15%	22%	13%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-25

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.890	$ 14.983	$ 13.993	$ 13.477	$ 12.009	$ 13.636
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.456	0.331	0.238	0.288	0.298
Net realized and unrealized gain (loss)	0.885	(2.484)	1.541	0.934	1.760	(1.443)
Total from investment operations	0.867	(2.028)	1.872	1.172	2.048	(1.145)
Less dividends and distributions from:
Net investment income	—	(0.601)	(0.746)	(0.304)	(0.346)	(0.400)
Net realized gain	—	(0.464)	(0.136)	(0.352)	(0.234)	(0.082)
Total dividends and distributions	—	(1.065)	(0.882)	(0.656)	(0.580)	(0.482)
Net asset value, end of period	$ 12.757	$ 11.890	$ 14.983	$ 13.993	$ 13.477	$ 12.009
Total return[3]	7.29%	(13.35%)	13.39%	9.01%	17.14%	(8.43%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,833	$ 318,469	$412,715	$407,285	$428,752	$410,730
Ratio of expenses to average net assets[4]	0.47%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.47%	0.46%	0.46%	0.46%	0.49%	0.56%
Ratio of net investment income (loss) to average net assets	(0.30%) [5]	3.43%	2.17%	1.88%	2.20%	2.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [5]	3.43%	2.17%	1.88%	2.17%	2.11%
Portfolio turnover	36%	13%	15%	22%	13%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund (formerly LVIP SSGA Conservative Structured Allocation Fund), LVIP Structured Moderate Allocation Fund (formerly LVIP SSGA Moderate Structured Allocation Fund) and LVIP Structured Moderately Aggressive Allocation Fund (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund) (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2023	2024	2025	Total
LVIP SSGA Conservative Index Allocation Fund	$76,618	$65,822	$75,198	$ 217,638
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$5,563	$22,586	$20,727	$6,070	$29,022	$18,516
Legal	893	3,624	3,326	974	4,656	2,971
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$1,161	$1,033	$953	$393	$1,977	$790
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$ 6,468	$ —	$ —	$ —	$ —	$ —
Management fees payable to LFI	16,879	69,943	64,948	17,766	86,223	55,675
Distribution fees payable to LFD	17,265	56,570	47,340	25,122	114,024	65,622
Printing and mailing fees payable to Lincoln Life	521	—	—	—	—	—
Shareholder servicing fees payable to Lincoln Life	3,263	13,522	12,557	3,435	16,670	10,764
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2023, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$354,945	$ 841,703	$1,070,283	$ 47,645	$ 42,324	$102,704
Sales	292,563	457,877	215,862	271,192	937,930	284,180
Net realized loss	(54,855)	(101,484)	(53,759)	(16,762)	(133,299)	(46,962)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.12%@
Equity Funds-22.30%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,067,626	$ 144,921	$ 347,845	$ 15,871	$ 331,095	$—	$ 4,211,668	339,788	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	22,773,006	773,845	3,411,619	195,869	3,478,968	—	23,810,069	933,289	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,698,908	118,345	213,696	(34,777)	246,485	—	2,815,265	95,458	—	—
Fixed Income Fund-49.70%@
✧✧LVIP SSGA Bond Index Fund	65,402,023	5,173,240	3,231,971	(580,738)	1,973,398	—	68,735,952	6,885,300	—	—
International Equity Fund-14.12%@
✧✧LVIP SSGA International Index Fund	18,873,689	637,284	2,114,993	227,877	1,895,322	—	19,519,179	1,905,798	—	—
Total	$113,815,252	$6,847,635	$9,320,124	$(175,898)	$7,925,268	$—	$119,092,133		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.16%@
Equity Funds-34.35%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 32,629,499	$ 1,055,824	$ 1,855,313	$ 75,652	$ 2,759,912	$—	$ 34,665,574	2,796,739	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	128,958,163	3,097,151	14,822,423	1,226,316	19,877,448	—	138,336,655	5,422,415	—	—
✧✧LVIP SSGA Small-Cap Index Fund	21,650,060	878,677	1,089,242	(303,559)	2,034,486	—	23,170,422	785,651	—	—
Fixed Income Fund-29.72%@
✧✧LVIP SSGA Bond Index Fund	157,422,416	14,406,568	5,467,281	(1,057,611)	4,413,943	—	169,718,035	17,000,705	—	—
International Equity Fund-20.09%@
✧✧LVIP SSGA International Index Fund	108,143,880	2,580,959	8,241,437	450,728	11,819,472	—	114,753,602	11,204,218	—	—
Total	$448,804,018	$22,019,179	$31,475,696	$ 391,526	$40,905,261	$—	$480,644,288		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.18%@
Equity Funds-38.36%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 34,560,401	$ 1,504,338	$ 1,356,911	$ 985	$ 3,025,621	$—	$ 37,734,434	3,044,327	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	126,844,547	4,045,670	12,041,956	813,399	20,165,995	—	139,827,655	5,480,858	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,570,028	1,273,884	795,741	(271,513)	2,245,631	—	27,022,289	916,259	—	—
Fixed Income Fund-24.74%@
✧✧LVIP SSGA Bond Index Fund	119,123,907	13,087,592	2,789,712	(562,359)	3,097,673	—	131,957,101	13,218,181	—	—
International Equity Fund-22.08%@
✧✧LVIP SSGA International Index Fund	108,001,985	3,423,259	5,999,135	125,559	12,222,035	—	117,773,703	11,499,092	—	—
Total	$413,100,868	$23,334,743	$22,983,455	$ 106,071	$40,756,955	$—	$454,315,182		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP Allocation Funds-31

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Conservative Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.10%@
Equity Funds-22.31%@
×,✧✧LVIP SSGA Small-Cap Index Fund	$ 2,745,947	$ 30,460	$ 2,806,563	$ 986,168	$ (956,012)	$—	$ —	—	$—	$—
×,✧✧LVIP SSGA S&P 500 Index Fund	11,342,601	16,278	12,146,939	7,077,300	(6,289,240)	—	—	—	—	—
×,✧✧LVIP SSGA Mid-Cap Index Fund	2,813,036	4,069	2,897,268	602,144	(521,981)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,548,340	12,582,622	2,691,163	85,364	1,835,259	—	23,360,422	1,802,502	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	2,795,782	6,250,949	769,295	(60,693)	588,469	—	8,805,212	783,940	—	—
Fixed Income Fund-49.69%@
✧✧LVIP SSGA Bond Index Fund	73,970,636	2,519,884	6,497,376	(879,442)	2,509,473	—	71,623,175	7,174,514	—	—
International Equity Funds-18.10%@
×,✧✧LVIP SSGA International Index Fund	10,458,626	14,243	11,490,639	3,491,061	(2,473,291)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,006,273	62,004	650,333	(69,771)	369,243	—	5,717,416	789,916	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	10,641,808	10,482,134	1,849,495	6,822	1,086,725	—	20,367,994	2,631,184	—	—
Total	$132,323,049	$31,962,643	$41,799,071	$11,238,953	$(3,851,355)	$—	$129,874,219		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
✧✧ Standard Class shares.
LVIP Allocation Funds-32

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderate Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.17%@
Equity Funds-34.39%@
×,✧✧LVIP SSGA Small-Cap Index Fund	$ 19,754,386	$ 408,593	$ 20,362,152	$ 6,642,584	$ (6,443,411)	$—	$ —	—	$—	$—
×,✧✧LVIP SSGA S&P 500 Index Fund	81,564,823	745,086	87,945,557	49,202,903	(43,567,255)	—	—	—	—	—
×,✧✧LVIP SSGA Mid-Cap Index Fund	26,976,877	70,691	27,794,406	4,578,927	(3,832,089)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	83,043,166	89,540,528	16,095,063	449,412	13,386,988	—	170,325,031	13,142,364	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	20,108,613	51,702,511	4,739,473	(589,012)	4,848,270	—	71,330,909	6,350,686	—	—
Fixed Income Fund-29.72%@
✧✧LVIP SSGA Bond Index Fund	212,720,430	10,605,405	19,157,418	(3,334,264)	8,048,378	—	208,882,531	20,923,823	—	—
International Equity Funds-26.06%@
×,✧✧LVIP SSGA International Index Fund	71,603,963	176,728	78,740,832	21,407,940	(14,447,799)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	43,189,504	505,525	4,168,936	(845,381)	3,007,916	—	41,688,628	5,759,689	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	72,860,192	71,950,946	10,870,974	(206,470)	7,699,121	—	141,432,815	18,270,613	—	—
Total	$631,821,954	$225,706,013	$269,874,811	$77,306,639	$(31,299,881)	$—	$633,659,914		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
✧✧ Standard Class shares.
LVIP Allocation Funds-33

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.12%@
Equity Funds-38.39%@
×,✧✧LVIP SSGA Small-Cap Index Fund	$ 16,620,826	$ 398,385	$ 17,172,363	$ 5,467,163	$ (5,314,011)	$—	$ —	—	$—	$—
×,✧✧LVIP SSGA S&P 500 Index Fund	55,749,638	699,373	60,334,110	33,644,369	(29,759,270)	—	—	—	—	—
×,✧✧LVIP SSGA Mid-Cap Index Fund	17,021,922	56,798	17,542,075	2,634,240	(2,170,885)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	56,759,704	62,369,894	9,832,856	275,840	9,361,204	—	118,933,786	9,176,989	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	16,917,713	38,233,106	3,237,721	(459,430)	3,718,410	—	55,172,078	4,912,044	—	—
Fixed Income Fund-24.74%@
✧✧LVIP SSGA Bond Index Fund	111,817,334	6,867,322	8,969,851	(1,604,035)	4,082,414	—	112,193,184	11,238,424	—	—
International Equity Funds-31.99%@
×,✧✧LVIP SSGA International Index Fund	49,686,878	156,196	54,713,382	14,599,425	(9,729,117)	—	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	45,410,630	876,645	3,787,132	(893,616)	3,177,573	—	44,784,100	6,187,358	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	50,558,740	51,216,827	6,759,744	(144,787)	5,406,075	—	100,277,111	12,954,026	—	—
Total	$420,543,385	$160,874,546	$182,349,234	$53,519,169	$(21,227,607)	$—	$431,360,259		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
× Issuer is no longer an affiliate of the Fund at June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$7,843,765	$27,820,978	$27,766,799	$32,877,556	$231,371,390	$162,852,244
Sales	9,991,046	33,932,494	24,440,872	42,857,299	275,465,250	183,908,989
LVIP Allocation Funds-34

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$123,242,978	$473,496,411	$429,233,489	$144,850,965	$689,458,965	$441,486,207
Aggregate unrealized appreciation of investments	$ 23,175,868	$120,383,438	$120,245,943	$ 7,046,361	$ 41,954,079	$ 28,122,651
Aggregate unrealized depreciation of investments	(8,044,785)	(22,578,380)	(15,899,403)	(7,662,165)	(27,949,755)	(15,753,484)
Net Unrealized Appreciation (Depreciation) of investments	$ 15,131,083	$ 97,805,058	$104,346,540	$ (615,804)	$ 14,004,324	$ 12,369,167
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Allocation Funds-35

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$119,092,133	$480,644,288	$454,315,182	$129,874,219	$633,659,914	$431,360,259
Unaffiliated Investment Companies	19,281,928	90,657,181	79,264,847	14,360,942	69,803,375	22,495,115
Total Investments	$138,374,061	$571,301,469	$533,580,029	$144,235,161	$703,463,289	$453,855,374
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	478,990	493,645	839,607	1,992,882	1,025,520	1,705,266
Service Class	418,713	986,483	990,531	1,536,062	1,008,555	1,038,688
Shares reinvested:
Standard Class	—	191,730	—	952,538	—	847,537
Service Class	—	298,818	—	893,073	—	643,927
	897,703	1,970,676	1,830,138	5,374,555	2,034,075	4,235,418
Shares redeemed:
Standard Class	(485,078)	(453,771)	(769,098)	(1,317,594)	(801,030)	(774,889)
Service Class	(584,145)	(1,473,384)	(1,455,639)	(2,774,581)	(994,415)	(1,761,538)
	(1,069,223)	(1,927,155)	(2,224,737)	(4,092,175)	(1,795,445)	(2,536,427)
Net increase (decrease)	(171,520)	43,521	(394,599)	1,282,380	238,630	1,698,991

LVIP Allocation Funds-36

LVIP Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	304,801	336,058	662,645	1,321,822	677,948	1,582,119
Service Class	221,208	1,386,098	871,053	1,878,576	640,398	721,368
Shares reinvested:
Standard Class	—	149,333	—	1,072,199	—	898,237
Service Class	—	874,599	—	4,322,165	—	2,287,730
	526,009	2,746,088	1,533,698	8,594,762	1,318,346	5,489,454
Shares redeemed:
Standard Class	(318,256)	(333,716)	(868,307)	(1,080,160)	(648,049)	(1,418,412)
Service Class	(1,159,712)	(2,666,981)	(4,474,216)	(7,667,669)	(2,354,694)	(3,769,024)
	(1,477,968)	(3,000,697)	(5,342,523)	(8,747,829)	(3,002,743)	(5,187,436)
Net increase (decrease)	(951,959)	(254,609)	(3,808,825)	(153,067)	(1,684,397)	302,018
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-37

LVIP Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Allocation Funds-38

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,021.60	0.37%	$1.85
Service Class Shares	1,000.00	1,020.40	0.62%	3.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund-1

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.82%
Agency Mortgage-Backed Securities	26.88%
Agency Obligations	1.20%
Corporate Bonds	25.86%
Advertising	0.04%
Aerospace & Defense	0.49%
Agriculture	0.33%
Airlines	0.08%
Apparel	0.07%
Auto Manufacturers	0.42%
Auto Parts & Equipment	0.03%
Banks	5.58%
Beverages	0.54%
Biotechnology	0.31%
Building Materials	0.15%
Chemicals	0.38%
Coal	0.01%
Commercial Services	0.29%
Computers	0.66%
Cosmetics & Personal Care	0.16%
Distribution/Wholesale	0.01%
Diversified Financial Services	0.95%
Electric	2.12%
Electrical Components & Equipment	0.03%
Electronics	0.20%
Entertainment	0.08%
Environmental Control	0.08%
Food	0.39%
Forest Products & Paper	0.04%
Gas	0.17%
Hand Machine Tools	0.03%
Health Care Products	0.23%
Health Care Services	0.78%
Home Builders	0.03%
Home Furnishings	0.02%
Household Products Wares	0.06%
Insurance	0.79%
Internet	0.49%
Investment Companies	0.16%
Iron & Steel	0.07%
Leisure Time	0.00%
Lodging	0.06%
Machinery Construction & Mining	0.08%
Machinery Diversified	0.18%
Media	0.77%
Metal Fabricate & Hardware	0.02%
Mining	0.14%
Miscellaneous Manufacturing	0.13%
Office Business Equipment	0.02%
Oil & Gas	0.93%
Oil & Gas Services	0.10%
Packaging & Containers	0.07%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	1.44%
Pipelines	0.83%
Private Equity	0.03%
Real Estate	0.01%
Real Estate Investment Trusts	1.04%
Retail	0.75%
Semiconductors	0.58%
Software	0.68%
Telecommunications	1.13%
Toys Games Hobbies	0.02%
Transportation	0.52%
Trucking & Leasing	0.02%
Water	0.04%
Municipal Bonds	0.63%
Non-Agency Asset-Backed Securities	0.42%
Non-Agency Collateralized Mortgage Obligation	0.01%
Non-Agency Commercial Mortgage-Backed Securities	0.88%
Regional Bonds	0.27%
Sovereign Bonds	1.36%
Supranational Banks	1.41%
U.S. Treasury Obligations	39.27%
Money Market Fund	2.44%
Total Investments	101.45%
Liabilities Net of Receivables and Other Assets	(1.45%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	68.86%
AAA	3.97%
AA	4.57%
A	12.06%
BBB	10.51%
Non-Rated	0.03%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Bond Index Fund-2

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.82%
Fannie Mae-Aces
Series 2015-M1 A2 2.53% 9/25/24	331,403	$ 317,748
•Series 2017-M15 ATS2 3.20% 11/25/27	426,845	399,795
•Series 2017-M3 A2 2.55% 12/25/26	597,796	551,347
•Series 2017-M8 A2 3.06% 5/25/27	290,915	272,873
•Series 2018-M1 A2 3.09% 12/25/27	130,005	121,954
Series 2020-M42 A2 1.27% 7/25/30	960,000	771,210
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	787,500
Series 2020-M8 A2 1.82% 2/25/30	143,174	121,390
•Series 2021-M1 A2 1.44% 11/25/30	131,250	106,012
•Series 2022-M1 A2 1.72% 10/25/31	500,000	397,769
•Series 2022-M3 A2 1.76% 11/25/31	1,000,000	802,142
•Fannie Mae-Aces REMIC Series 2022-M13 A2 2.68% 6/25/32	500,000	427,691
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	952,325
♦Series K067 AM 3.28% 8/25/27	800,000	747,072
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,319,852
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,207,460
♦Series K089 A2 3.56% 1/25/29	714,286	677,374
♦Series K098 A2 2.43% 8/25/29	350,000	309,859
♦Series K102 A2 2.54% 10/25/29	1,000,000	888,212
♦Series K105 A2 1.87% 1/25/30	250,000	211,969
♦Series K108 A2 1.52% 3/25/30	222,222	183,706
♦Series K109 A2 1.56% 4/25/30	200,000	165,189
♦Series K110 A2 1.48% 4/25/30	160,714	132,159
♦Series K111 A2 1.35% 5/25/30	600,000	487,533
♦Series K113 A2 1.34% 6/25/30	500,000	405,241
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,933,021
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K117 A2 1.41% 8/25/30	750,000	$ 606,871
♦Series K121 A2 1.55% 10/25/30	400,000	325,468
♦Series K123 A2 1.62% 12/25/30	350,000	285,662
♦Series K126 A2 2.07% 1/25/31	400,000	337,073
♦Series K140 A2 2.25% 1/25/32	1,000,000	839,391
♦Series K-1515 A2 1.94% 2/25/35	351,000	259,816
♦Series K-1519 A2 2.01% 12/25/35	250,000	187,680
♦Series K734 A2 3.21% 2/25/26	500,000	477,744
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,394,971
♦Series K741 A2 1.60% 12/25/27	400,000	351,430
Total Agency Commercial Mortgage-Backed Securities (Cost $22,909,174)		19,764,509
AGENCY MORTGAGE-BACKED SECURITIES–26.88%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,010,044	3,460,812
1.50% 3/1/37	6,672,005	5,756,232
1.50% 4/1/37	1,886,423	1,627,500
2.00% 9/1/35	2,559,508	2,282,354
2.00% 11/1/35	4,065,591	3,625,166
2.00% 12/1/35	3,078,552	2,745,118
2.00% 2/1/36	4,131,478	3,663,467
2.00% 6/1/36	4,646,968	4,120,457
2.00% 12/1/36	7,145,172	6,334,233
2.00% 5/1/37	1,456,260	1,290,983
2.50% 10/1/27	192,112	182,564
2.50% 3/1/28	390,519	370,797
2.50% 4/1/28	592,236	560,793
2.50% 7/1/28	139,219	131,586
2.50% 9/1/28	231,193	218,340
2.50% 10/1/28	130,863	123,814
2.50% 2/1/30	444,905	415,120
2.50% 5/1/30	175,710	162,961
2.50% 2/1/31	1,060,804	985,743
2.50% 7/1/31	479,365	444,187
2.50% 10/1/31	494,598	458,296
2.50% 6/1/32	1,328,155	1,230,850
2.50% 12/1/32	524,599	484,809
2.50% 2/1/35	1,988,012	1,824,536
2.50% 8/1/35	976,734	891,548
3.00% 11/1/26	281,157	270,881
LVIP SSGA Bond Index Fund-3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 6/1/27	80,376	$ 77,242
3.00% 8/1/27	154,772	148,535
3.00% 9/1/27	622,992	597,613
3.00% 10/1/27	102,814	98,415
3.00% 12/1/27	30,870	29,532
3.00% 8/1/29	531,870	505,728
3.00% 4/1/30	295,715	281,747
3.00% 5/1/30	581,149	557,933
3.00% 6/1/30	424,318	404,263
3.00% 12/1/30	281,385	268,053
3.00% 10/1/32	391,078	368,097
3.00% 8/1/34	603,927	565,639
3.50% 11/1/25	46,781	45,622
3.50% 12/1/25	118,709	115,688
3.50% 12/1/26	100,702	97,730
3.50% 10/1/29	483,562	463,471
3.50% 4/1/32	164,710	157,833
3.50% 7/1/32	97,355	93,287
3.50% 6/1/33	231,580	221,885
4.00% 4/1/24	2,478	2,436
4.00% 5/1/24	4,419	4,344
4.00% 6/1/24	7,908	7,771
4.00% 7/1/24	3,476	3,416
4.00% 10/1/24	214	210
4.00% 12/1/24	11,757	11,492
4.00% 1/1/25	21,056	20,581
4.00% 3/1/25	22,594	22,059
4.00% 5/1/25	5,586	5,463
4.00% 7/1/25	133	130
4.00% 8/1/25	792	773
4.00% 9/1/25	14,902	14,683
4.00% 10/1/25	14,112	13,719
4.00% 1/1/26	416	409
4.00% 3/1/26	46,321	45,203
4.00% 5/1/26	622	606
4.00% 7/1/26	27,818	27,411
4.00% 3/1/31	86,973	84,863
4.00% 1/1/38	297,488	287,127
4.50% 11/1/23	168	166
4.50% 2/1/24	12	12
4.50% 3/1/24	81	80
4.50% 4/1/24	1,299	1,281
4.50% 5/1/24	2,792	2,756
4.50% 7/1/24	4,885	4,821
4.50% 8/1/24	11,243	11,100
4.50% 11/1/24	9,124	9,007
4.50% 4/1/25	9,912	9,783
4.50% 5/1/25	887	876
4.50% 6/1/25	362	357
4.50% 5/1/38	295,233	289,571
5.00% 9/1/23	36	36
5.00% 11/1/23	395	393
5.00% 12/1/23	143	142
5.00% 3/1/25	900	895
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 6/1/25	12	$ 12
Fannie Mae S.F. 15 yr TBA
3.50% 7/18/38	600,000	570,445
4.00% 7/18/38	300,000	289,582
5.00% 7/18/38	475,000	471,864
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,692,429	2,180,827
2.00% 8/1/40	607,398	522,866
2.00% 10/1/40	683,893	583,260
2.00% 11/1/40	4,879,730	4,146,322
2.00% 1/1/41	2,240,610	1,920,416
2.00% 2/1/41	766,710	654,603
2.00% 11/1/41	2,630,100	2,235,014
2.50% 2/1/40	424,778	376,746
2.50% 6/1/40	442,796	392,382
2.50% 8/1/40	1,034,343	916,251
2.50% 4/1/41	327,792	287,919
3.00% 11/1/34	291,811	272,523
3.00% 12/1/34	197,670	184,604
3.00% 2/1/35	393,572	367,390
3.00% 3/1/36	168,383	156,170
3.00% 11/1/36	797,987	737,784
3.00% 9/1/37	424,961	391,676
3.50% 7/1/34	1,181,835	1,118,390
3.50% 2/1/37	497,009	470,288
4.00% 9/1/35	98,431	95,114
4.00% 10/1/35	164,290	158,618
4.00% 1/1/37	239,644	230,876
Fannie Mae S.F. 30 yr
1.50% 11/1/51	5,184,748	4,009,676
2.00% 8/1/50	7,466,846	6,123,059
2.00% 1/1/51	10,931,365	8,989,060
2.00% 2/1/51	6,100,976	5,000,470
2.00% 4/1/51	14,748,098	12,075,375
2.00% 7/1/51	9,407,155	7,684,875
2.00% 10/1/51	11,470,002	9,365,832
2.00% 11/1/51	6,363,903	5,198,238
2.00% 1/1/52	7,376,710	6,021,535
2.00% 3/1/52	5,108,173	4,168,525
2.50% 11/1/49	4,570,221	3,906,279
2.50% 7/1/50	3,248,083	2,774,508
2.50% 8/1/50	2,084,531	1,781,904
2.50% 10/1/50	3,838,365	3,275,190
2.50% 4/1/51	11,410,105	9,722,622
2.50% 7/1/51	8,665,060	7,374,676
2.50% 8/1/51	6,751,220	5,737,157
2.50% 9/1/51	1,807,001	1,533,588
2.50% 10/1/51	8,194,820	6,954,059
2.50% 3/1/52	8,098,192	6,870,292
3.00% 9/1/42	359,108	324,175
3.00% 10/1/42	1,086,785	981,069
3.00% 11/1/42	659,287	595,164
3.00% 12/1/42	713,499	644,104
3.00% 1/1/43	498,005	449,562

LVIP SSGA Bond Index Fund-4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 3/1/43	922,322	$ 832,599
3.00% 4/1/43	655,925	592,118
3.00% 6/1/43	1,736,470	1,567,519
3.00% 7/1/43	1,002,345	904,829
3.00% 8/1/43	1,130,127	1,020,179
3.00% 9/1/45	688,593	621,635
3.00% 11/1/45	1,199,149	1,082,531
3.00% 9/1/46	1,478,029	1,322,952
3.00% 10/1/46	959,315	858,589
3.00% 11/1/46	1,065,127	956,585
3.00% 12/1/46	2,689,314	2,417,179
3.00% 1/1/47	973,764	870,137
3.00% 9/1/47	375,667	335,847
3.00% 2/1/48	1,281,423	1,150,450
3.00% 12/1/49	4,985,337	4,422,592
3.00% 7/1/50	1,935,338	1,724,058
3.00% 1/1/51	4,382,918	3,909,946
3.00% 2/1/52	2,115,337	1,870,785
3.00% 5/1/52	2,365,256	2,082,319
3.50% 10/1/40	187,015	175,333
3.50% 12/1/40	105,506	98,784
3.50% 2/1/41	177,948	166,652
3.50% 8/1/42	190,344	178,212
3.50% 9/1/42	671,465	628,667
3.50% 10/1/42	1,040,405	970,576
3.50% 11/1/42	331,078	310,422
3.50% 1/1/43	936,978	873,900
3.50% 2/1/43	147,860	138,389
3.50% 7/1/43	1,235,831	1,153,506
3.50% 10/1/44	510,683	475,799
3.50% 1/1/45	354,153	331,120
3.50% 2/1/45	1,561,608	1,462,114
3.50% 5/1/45	627,746	583,958
3.50% 8/1/45	763,403	710,008
3.50% 11/1/45	940,948	875,130
3.50% 2/1/46	1,810,266	1,683,639
3.50% 5/1/46	390,460	363,145
3.50% 6/1/46	161,468	150,700
3.50% 2/1/47	528,953	489,439
3.50% 3/1/47	361,996	334,954
3.50% 5/1/47	685,455	637,508
3.50% 7/1/47	1,432,403	1,336,824
3.50% 9/1/47	333,364	308,243
3.50% 10/1/47	800,633	738,917
3.50% 12/1/47	684,775	633,046
3.50% 1/1/48	801,065	740,697
3.50% 2/1/48	453,229	418,289
3.50% 6/1/48	842,333	777,395
3.50% 11/1/48	621,716	578,619
3.50% 6/1/49	2,274,979	2,099,790
3.50% 8/1/49	2,348,734	2,165,649
3.50% 6/1/50	598,513	550,806
3.50% 5/1/52	562,930	518,975
4.00% 1/1/39	11,019	10,596
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 2/1/39	11,392	$ 10,954
4.00% 3/1/39	604	581
4.00% 4/1/39	43,844	42,156
4.00% 6/1/39	33,973	32,666
4.00% 8/1/39	138,040	132,592
4.00% 9/1/39	189,660	182,355
4.00% 11/1/39	11,056	10,630
4.00% 12/1/39	208,104	200,098
4.00% 1/1/40	68,262	65,634
4.00% 5/1/40	86,747	83,408
4.00% 8/1/40	24,582	23,636
4.00% 9/1/40	41,219	39,631
4.00% 10/1/40	161,613	155,392
4.00% 11/1/40	234,984	225,938
4.00% 12/1/40	389,547	374,461
4.00% 1/1/41	699,885	673,051
4.00% 2/1/41	252,214	242,500
4.00% 3/1/41	3,623	3,496
4.00% 4/1/41	88,579	85,167
4.00% 5/1/41	431,092	414,496
4.00% 9/1/41	80,234	77,142
4.00% 10/1/41	34,697	33,360
4.00% 11/1/41	86,844	83,499
4.00% 12/1/41	2,950	2,836
4.00% 1/1/42	2,788	2,680
4.00% 10/1/43	1,058,908	1,016,883
4.00% 12/1/43	292,544	281,005
4.00% 7/1/44	362,175	346,779
4.00% 9/1/44	365,724	350,166
4.00% 10/1/44	556,286	532,805
4.00% 3/1/45	517,869	489,068
4.00% 7/1/45	561,757	536,872
4.00% 9/1/45	1,504,302	1,430,485
4.00% 4/1/46	295,487	282,303
4.00% 7/1/46	124,233	118,536
4.00% 11/1/46	949,189	905,762
4.00% 4/1/47	562,573	536,516
4.00% 9/1/47	288,624	275,893
4.00% 12/1/47	1,117,715	1,068,413
4.00% 1/1/48	331,230	315,800
4.00% 2/1/48	714,191	680,920
4.00% 5/1/48	177,544	169,273
4.00% 6/1/48	1,452,824	1,382,983
4.00% 7/1/48	454,964	433,769
4.00% 5/1/49	670,869	638,800
4.00% 8/1/49	1,989,855	1,896,725
4.00% 7/1/52	1,292,091	1,220,513
4.00% 8/1/52	1,726,634	1,637,230
4.00% 10/1/52	3,722,331	3,494,042
4.50% 8/1/33	5,647	5,563
4.50% 1/1/34	4,359	4,294
4.50% 9/1/35	16,237	15,960
4.50% 2/1/38	2,316	2,256
4.50% 4/1/38	13,119	12,710

LVIP SSGA Bond Index Fund-5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/38	14,273	$ 14,003
4.50% 11/1/38	26,328	26,000
4.50% 2/1/39	81,044	80,032
4.50% 3/1/39	52,651	51,995
4.50% 4/1/39	286,081	282,492
4.50% 5/1/39	144,048	142,250
4.50% 6/1/39	26,868	26,533
4.50% 7/1/39	96,566	95,362
4.50% 9/1/39	82,472	81,229
4.50% 1/1/40	228,267	225,417
4.50% 2/1/40	396,020	391,078
4.50% 5/1/40	176,161	173,570
4.50% 6/1/40	105,113	103,802
4.50% 8/1/40	47,596	46,870
4.50% 9/1/40	102,830	101,541
4.50% 10/1/40	560,613	553,579
4.50% 11/1/40	70,111	68,316
4.50% 2/1/41	282,735	279,243
4.50% 4/1/41	6,048	5,872
4.50% 5/1/41	511,895	504,332
4.50% 1/1/42	608,840	601,237
4.50% 9/1/43	246,526	241,920
4.50% 10/1/44	52,897	51,909
4.50% 9/1/47	369,505	362,607
4.50% 11/1/47	328,935	322,794
4.50% 8/1/48	694,938	679,249
4.50% 11/1/48	407,487	398,257
4.50% 12/1/48	477,477	467,233
4.50% 8/1/52	5,303,125	5,099,532
4.50% 2/1/53	583,779	561,675
4.50% 3/1/53	999,933	961,452
5.00% 9/1/33	35,046	35,277
5.00% 4/1/34	133,376	134,326
5.00% 7/1/34	87,910	88,536
5.00% 11/1/34	41,902	41,862
5.00% 4/1/35	25,050	25,228
5.00% 6/1/35	43,755	44,066
5.00% 7/1/35	509,237	512,861
5.00% 9/1/35	12,220	12,241
5.00% 10/1/35	30,926	31,147
5.00% 12/1/35	149,806	150,876
5.00% 2/1/36	332,959	335,338
5.00% 3/1/36	19,298	19,436
5.00% 11/1/36	8,089	8,146
5.00% 4/1/38	39,641	39,924
5.00% 7/1/38	4,850	4,823
5.00% 8/1/39	112,368	113,343
5.00% 12/1/39	34,891	35,046
5.00% 1/1/40	122,627	122,838
5.00% 7/1/40	258,719	259,357
5.00% 9/1/40	87,605	88,232
5.00% 6/1/41	143,571	144,597
5.00% 10/1/52	694,009	688,043
5.00% 4/1/53	489,687	480,533
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 6/1/53	1,641,857	$ 1,608,947
5.50% 11/1/33	10,115	10,349
5.50% 1/1/34	19,371	19,821
5.50% 5/1/34	48,592	48,903
5.50% 7/1/34	20,463	20,769
5.50% 10/1/34	44,620	45,703
5.50% 9/1/35	22,931	23,508
5.50% 10/1/35	8,964	9,182
5.50% 12/1/35	25,627	26,289
5.50% 1/1/36	117,206	120,329
5.50% 4/1/36	259,103	265,537
5.50% 8/1/36	92,979	95,217
5.50% 1/1/37	57,377	58,500
5.50% 3/1/37	21,010	21,528
5.50% 5/1/37	31,626	32,474
5.50% 6/1/37	6,122	6,096
5.50% 8/1/37	11,149	11,453
5.50% 11/1/37	529	544
5.50% 12/1/37	75	75
5.50% 1/1/38	500,073	513,161
5.50% 2/1/38	8,829	8,921
5.50% 5/1/38	44,282	45,445
5.50% 6/1/38	2,586	2,656
5.50% 7/1/38	17,719	18,178
5.50% 10/1/38	9,063	9,297
5.50% 1/1/39	51,529	52,535
5.50% 5/1/39	87,345	89,656
5.50% 6/1/39	91,002	93,373
5.50% 10/1/39	37,182	38,135
5.50% 7/1/41	74,754	76,701
5.50% 12/1/52	687,601	689,031
5.50% 2/1/53	704,539	707,265
5.50% 5/1/53	2,467,447	2,455,830
6.00% 12/1/35	26,072	26,503
6.00% 2/1/36	12,330	12,802
6.00% 6/1/36	8,743	9,078
6.00% 7/1/36	32,228	33,069
6.00% 8/1/36	19,586	20,279
6.00% 9/1/36	25,905	26,530
6.00% 10/1/36	12,996	13,353
6.00% 11/1/36	1,443	1,470
6.00% 1/1/37	25,739	26,725
6.00% 2/1/37	75,695	78,592
6.00% 3/1/37	16,537	16,859
6.00% 4/1/37	3,072	3,102
6.00% 5/1/37	22,529	23,394
6.00% 6/1/37	19,352	20,104
6.00% 8/1/37	31,308	32,398
6.00% 9/1/37	54,946	57,029
6.00% 10/1/37	40,953	42,490
6.00% 11/1/37	18,086	18,556
6.00% 1/1/38	6,899	7,213
6.00% 4/1/38	1,605	1,623
6.00% 5/1/38	27,518	28,455

LVIP SSGA Bond Index Fund-6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 6/1/38	11,694	$ 11,888
6.00% 8/1/38	15,015	15,168
6.00% 9/1/38	12,600	12,721
6.00% 10/1/38	4,624	4,694
6.00% 11/1/38	5,511	5,664
6.00% 12/1/38	138,194	143,496
6.00% 4/1/40	102,968	106,624
6.00% 6/1/40	183,915	190,969
6.00% 1/1/53	1,422,841	1,435,304
6.00% 5/1/53	1,229,769	1,240,541
6.50% 3/1/32	284	290
6.50% 7/1/36	17,236	17,871
6.50% 9/1/36	17,515	18,201
6.50% 11/1/36	15,269	16,092
6.50% 9/1/37	3,587	3,783
6.50% 10/1/37	33,114	34,437
6.50% 2/1/38	22,352	23,128
6.50% 3/1/38	111,596	116,322
6.50% 5/1/38	18,344	18,955
6.50% 7/1/38	83,431	86,910
7.00% 8/1/39	25,171	25,460
Fannie Mae S.F. 30 yr TBA
2.00% 7/13/53	1,200,000	978,516
2.50% 7/13/53	450,000	381,551
3.00% 7/13/53	650,000	572,025
4.00% 7/13/53	1,700,000	1,595,277
4.50% 7/13/53	1,825,000	1,754,566
5.00% 7/13/53	3,850,000	3,772,398
5.50% 7/13/53	6,050,000	6,020,695
6.00% 7/13/53	3,925,000	3,959,650
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,342,587	3,746,541
1.50% 4/1/37	878,196	757,658
2.50% 4/1/28	19,227	18,174
2.50% 7/1/28	97,867	92,448
2.50% 9/1/28	512,883	484,923
2.50% 10/1/28	606,516	573,645
2.50% 1/1/31	524,229	487,723
2.50% 5/1/31	200,438	185,983
2.50% 6/1/31	731,334	678,559
2.50% 12/1/31	776,926	720,830
2.50% 12/1/32	471,767	431,886
3.00% 11/1/26	359,499	346,981
3.00% 2/1/27	36,690	35,339
3.00% 3/1/27	58,881	56,490
3.00% 4/1/27	129,020	124,178
3.00% 11/1/27	53,081	51,243
3.00% 2/1/29	315,655	300,476
3.00% 4/1/30	699,915	667,662
3.00% 12/1/30	831,495	791,036
3.00% 5/1/31	393,312	370,671
3.00% 2/1/32	371,127	349,726
3.00% 5/1/32	226,516	213,464
3.00% 11/1/32	417,595	393,521
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.50% 12/1/25	110,009	$ 107,474
3.50% 3/1/26	95,821	93,506
3.50% 10/1/27	98,259	93,605
3.50% 2/1/30	65,781	63,084
3.50% 4/1/32	170,587	163,649
4.00% 8/1/24	3,829	3,749
4.00% 2/1/25	9,597	9,342
4.00% 7/1/25	27,187	26,574
4.00% 4/1/26	77,907	76,125
4.50% 6/1/24	137	136
4.50% 7/1/24	6,307	6,236
4.50% 8/1/24	1,928	1,906
4.50% 11/1/24	8,350	8,255
4.50% 5/1/25	2,273	2,247
5.00% 3/1/25	829	825
6.00% 11/1/23	504	503
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,313,346	1,144,801
3.00% 4/1/36	454,391	421,441
3.00% 2/1/37	377,687	349,355
3.00% 5/1/42	741,456	665,728
Freddie Mac S.F. 30 yr
1.50% 2/1/51	7,448,556	5,762,864
1.50% 10/1/51	2,878,729	2,227,196
1.50% 11/1/51	2,804,339	2,168,779
2.00% 10/1/50	5,858,236	4,818,053
2.00% 11/1/50	8,315,816	6,838,829
2.00% 12/1/50	4,461,774	3,668,837
2.00% 1/1/51	5,957,914	4,899,720
2.00% 2/1/51	8,004,735	6,565,692
2.00% 9/1/51	6,869,933	5,609,350
2.00% 11/1/51	11,121,625	9,081,173
2.00% 2/1/52	8,602,054	7,017,312
2.00% 3/1/52	5,615,662	4,586,207
2.50% 7/1/50	4,966,484	4,241,792
2.50% 8/1/50	5,333,338	4,550,705
2.50% 10/1/50	4,370,103	3,728,830
2.50% 11/1/50	4,083,138	3,483,957
2.50% 6/1/51	3,813,594	3,244,387
2.50% 9/1/51	7,742,027	6,581,541
2.50% 10/1/51	6,461,390	5,490,862
2.50% 11/1/51	5,771,383	4,902,723
2.50% 12/1/51	6,691,064	5,682,567
3.00% 10/1/42	687,877	621,704
3.00% 1/1/43	1,742,800	1,575,104
3.00% 3/1/43	843,286	762,142
3.00% 4/1/43	1,047,337	946,572
3.00% 7/1/43	419,077	378,747
3.00% 8/1/43	173,011	156,361
3.00% 10/1/43	619,231	559,643
3.00% 8/1/45	1,617,197	1,461,492
3.00% 4/1/46	353,413	316,791
3.00% 7/1/46	2,654,136	2,394,170
3.00% 11/1/46	958,796	856,874

LVIP SSGA Bond Index Fund-7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/47	1,192,827	$ 1,068,551
3.00% 2/1/47	2,312,371	2,071,134
3.00% 12/1/47	101,316	90,617
3.00% 10/1/49	706,977	627,977
3.00% 1/1/50	2,104,639	1,865,545
3.00% 2/1/50	2,729,938	2,423,794
3.00% 4/1/50	1,442,741	1,279,899
3.00% 2/1/52	2,544,939	2,244,459
3.00% 3/1/52	2,330,541	2,053,708
3.50% 10/1/41	729,794	684,055
3.50% 2/1/42	479,203	449,182
3.50% 5/1/42	575,207	539,162
3.50% 10/1/42	589,457	552,517
3.50% 2/1/43	542,926	508,904
3.50% 5/1/43	441,900	413,064
3.50% 8/1/43	944,955	882,240
3.50% 2/1/44	216,147	201,775
3.50% 3/1/44	16,045	14,976
3.50% 6/1/44	221,283	206,454
3.50% 8/1/44	258,478	241,090
3.50% 11/1/44	449,951	419,459
3.50% 1/1/45	573,618	537,224
3.50% 7/1/45	768,617	715,973
3.50% 10/1/45	548,975	511,142
3.50% 12/1/45	422,122	393,280
3.50% 1/1/46	740,906	689,845
3.50% 3/1/46	374,343	348,205
3.50% 5/1/46	277,264	260,351
3.50% 6/1/46	638,418	594,037
3.50% 12/1/46	833,294	772,397
3.50% 2/1/47	631,005	584,523
3.50% 3/1/47	346,178	320,677
3.50% 10/1/47	246,482	227,955
3.50% 11/1/47	353,006	326,163
3.50% 12/1/47	819,519	757,200
3.50% 2/1/48	779,896	720,584
3.50% 5/1/48	310,828	287,049
3.50% 8/1/49	203,052	187,284
3.50% 9/1/49	1,849,523	1,711,410
3.50% 12/1/49	779,034	718,142
3.50% 3/1/50	227,582	209,591
3.50% 9/1/52	1,859,522	1,694,855
4.00% 5/1/39	56,844	54,716
4.00% 2/1/40	26,577	25,431
4.00% 5/1/40	31,815	30,589
4.00% 8/1/40	9,742	9,378
4.00% 9/1/40	75,226	72,412
4.00% 10/1/40	284,550	273,903
4.00% 11/1/40	625,475	602,068
4.00% 12/1/40	404,259	389,133
4.00% 2/1/41	355,377	342,079
4.00% 12/1/41	455,813	436,708
4.00% 1/1/42	42,924	40,642
4.00% 3/1/42	32,480	31,264
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 4/1/42	547,660	$ 527,161
4.00% 6/1/42	2,607	2,509
4.00% 5/1/44	599,986	575,477
4.00% 9/1/44	174,700	165,544
4.00% 4/1/45	561,062	537,037
4.00% 10/1/45	275,572	263,780
4.00% 11/1/45	113,418	108,569
4.00% 1/1/46	319,851	305,823
4.00% 2/1/46	261,851	247,586
4.00% 2/1/47	150,366	143,555
4.00% 9/1/47	1,126,472	1,075,205
4.00% 11/1/47	152,397	145,864
4.00% 12/1/47	329,706	314,701
4.00% 1/1/48	154,754	148,366
4.00% 5/1/48	643,056	615,388
4.00% 7/1/48	193,080	184,294
4.00% 10/1/48	288,761	275,231
4.00% 3/1/49	308,334	294,302
4.00% 11/1/49	734,107	698,070
4.50% 2/1/39	15,242	15,054
4.50% 4/1/39	10,482	10,364
4.50% 5/1/39	28,197	27,877
4.50% 6/1/39	157,335	155,550
4.50% 7/1/39	34,629	34,237
4.50% 9/1/39	204,926	202,601
4.50% 10/1/39	133,111	131,341
4.50% 1/1/40	564,365	557,963
4.50% 2/1/40	268,276	264,539
4.50% 7/1/40	33,185	32,809
4.50% 8/1/40	20,750	20,514
4.50% 9/1/40	245,837	243,050
4.50% 2/1/41	482,264	476,987
4.50% 3/1/41	125,369	123,947
4.50% 9/1/41	155,933	154,166
4.50% 3/1/44	92,740	91,113
4.50% 7/1/45	313,586	310,034
4.50% 4/1/47	80,485	79,073
4.50% 9/1/47	181,659	178,472
4.50% 12/1/47	83,299	81,838
4.50% 6/1/48	238,073	233,222
4.50% 8/1/48	386,610	378,675
4.50% 3/1/49	423,418	410,617
4.50% 6/1/49	563,898	551,100
4.50% 10/1/52	644,871	620,080
4.50% 12/1/52	2,437,645	2,356,693
4.50% 5/1/53	296,787	285,365
5.00% 10/1/34	52,911	53,207
5.00% 2/1/35	15,936	15,982
5.00% 8/1/35	20,332	20,501
5.00% 10/1/35	9,297	9,374
5.00% 11/1/35	4,146	4,180
5.00% 12/1/35	33,528	33,806
5.00% 2/1/37	22,261	22,446
5.00% 12/1/37	125,042	126,082

LVIP SSGA Bond Index Fund-8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 1/1/38	1,829	$ 1,844
5.00% 4/1/38	862	870
5.00% 6/1/38	43,994	44,360
5.00% 7/1/38	5,913	5,962
5.00% 9/1/38	2,314	2,334
5.00% 10/1/38	44,022	44,388
5.00% 12/1/38	38,382	38,701
5.00% 1/1/39	11,504	11,600
5.00% 2/1/39	200,611	202,278
5.00% 3/1/39	487,105	491,164
5.00% 8/1/39	47,367	47,762
5.00% 9/1/39	134,385	135,139
5.00% 1/1/40	105,745	106,624
5.00% 5/1/40	36,820	36,927
5.00% 6/1/40	182,987	183,600
5.00% 9/1/40	29,764	30,012
5.00% 3/1/41	111,092	110,960
5.00% 9/1/48	66,096	65,899
5.00% 11/1/48	131,752	131,078
5.00% 9/1/52	1,591,759	1,560,854
5.00% 10/1/52	929,092	914,787
5.00% 12/1/52	1,521,553	1,500,043
5.00% 2/1/53	3,427,079	3,358,421
5.50% 8/1/33	11,168	11,141
5.50% 6/1/34	31,051	31,808
5.50% 6/1/35	20,020	20,518
5.50% 11/1/35	25,578	26,023
5.50% 1/1/37	12,801	13,164
5.50% 5/1/37	17,641	18,143
5.50% 7/1/37	5,627	5,769
5.50% 1/1/38	70,808	72,822
5.50% 2/1/38	17,732	18,204
5.50% 5/1/38	202,260	206,806
5.50% 6/1/38	4,732	4,859
5.50% 8/1/38	18,159	18,646
5.50% 12/1/38	10,340	10,411
5.50% 8/1/39	40,211	41,242
5.50% 12/1/39	105,644	105,966
5.50% 3/1/40	109,966	112,728
5.50% 4/1/40	205,184	210,886
5.50% 5/1/40	69,785	71,657
5.50% 6/1/41	21,810	22,386
5.50% 12/1/52	464,847	469,794
6.00% 11/1/28	2,651	2,729
6.00% 7/1/33	4,513	4,563
6.00% 8/1/36	4,918	5,113
6.00% 11/1/36	13,980	14,517
6.00% 4/1/37	165	169
6.00% 5/1/37	20,961	21,790
6.00% 8/1/37	41,576	42,912
6.00% 9/1/37	33,272	34,584
6.00% 10/1/37	8,402	8,489
6.00% 11/1/37	52,615	54,567
6.00% 12/1/37	6,662	6,737
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 1/1/38	30,143	$ 31,200
6.00% 4/1/38	3,494	3,603
6.00% 6/1/38	7,656	7,936
6.00% 7/1/38	11,410	11,757
6.00% 8/1/38	6,512	6,729
6.00% 9/1/38	7,589	7,830
6.00% 10/1/38	13,402	13,710
6.00% 11/1/38	17,302	17,477
6.00% 3/1/39	8,403	8,686
6.00% 5/1/40	223,874	232,692
6.00% 7/1/40	288,132	299,522
6.00% 6/1/53	496,629	505,343
6.50% 11/1/36	43,137	44,957
6.50% 8/1/37	21,966	22,735
6.50% 10/1/37	6,723	7,033
6.50% 4/1/39	28,399	29,418
GNMA I S.F. 30 yr
3.00% 9/15/42	366,959	332,563
3.00% 11/15/42	331,500	301,872
3.00% 12/15/42	149,386	136,026
3.00% 2/15/45	249,501	224,870
3.50% 10/15/40	51,163	48,258
3.50% 1/15/41	16,716	15,767
3.50% 7/15/41	42,947	40,507
3.50% 10/15/41	96,467	90,986
3.50% 3/15/42	6,539	6,168
3.50% 6/15/42	479,385	452,154
3.50% 10/15/42	18,032	17,008
4.00% 6/15/39	19,409	18,849
4.00% 8/15/40	77,495	74,625
4.00% 10/15/40	168,601	163,183
4.00% 12/15/40	308,224	298,319
4.00% 1/15/41	273,758	264,993
4.00% 9/15/41	66,766	64,634
4.50% 2/15/39	19,231	18,897
4.50% 3/15/39	236,905	232,350
4.50% 4/15/39	51,442	50,530
4.50% 5/15/39	22,445	21,921
4.50% 6/15/39	25,248	24,692
4.50% 7/15/39	59,194	58,408
4.50% 8/15/39	9,795	9,667
4.50% 9/15/39	98,519	97,021
4.50% 10/15/39	271,627	266,066
4.50% 11/15/39	79,877	78,803
4.50% 12/15/39	57,686	56,982
4.50% 1/15/40	209,429	206,885
4.50% 4/15/40	85,417	84,137
4.50% 5/15/40	71,410	70,346
4.50% 6/15/40	173,537	169,117
4.50% 8/15/40	42,117	41,578
4.50% 9/15/40	46,186	45,621
4.50% 1/15/41	222,952	220,021
4.50% 2/15/41	360,061	355,341
4.50% 3/15/41	43,535	42,882

LVIP SSGA Bond Index Fund-9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 6/15/41	41,753	$ 40,857
4.50% 7/15/41	6,136	6,062
5.00% 3/15/35	13,669	13,652
5.00% 3/15/38	6,170	6,220
5.00% 4/15/38	3,539	3,545
5.00% 5/15/38	789	791
5.00% 8/15/38	2,104	2,086
5.00% 1/15/39	52,584	52,972
5.00% 4/15/39	42,595	42,802
5.00% 5/15/39	282,600	284,785
5.00% 6/15/39	213,925	214,414
5.00% 9/15/39	69,458	68,908
5.00% 10/15/39	70,489	70,438
5.00% 11/15/39	100,008	100,513
5.00% 1/15/40	311,702	311,980
5.00% 2/15/40	187,274	187,744
5.00% 4/15/40	110,950	110,857
5.00% 7/15/40	105,088	105,490
5.50% 10/15/33	55,992	56,777
5.50% 4/15/37	13,696	13,951
5.50% 7/15/37	8,816	8,905
5.50% 1/15/38	46,318	46,779
5.50% 2/15/38	62,429	63,881
5.50% 7/15/38	25,692	26,323
5.50% 8/15/38	7,510	7,628
5.50% 9/15/38	116,460	119,191
5.50% 12/15/38	82,155	84,176
5.50% 1/15/39	30,733	31,207
5.50% 5/15/39	60,545	62,146
5.50% 7/15/39	593	595
5.50% 10/15/39	62,674	64,532
5.50% 12/15/39	16,881	17,400
5.50% 4/15/40	101,453	102,349
5.50% 2/15/41	14,749	15,204
6.00% 1/15/38	27,012	27,927
6.00% 3/15/38	301	304
6.00% 5/15/38	11,730	11,906
6.00% 7/15/38	1,230	1,274
6.00% 8/15/38	24,205	24,522
6.00% 10/15/38	26,332	27,050
6.00% 11/15/38	22,512	23,798
6.00% 12/15/38	47,551	48,630
6.00% 8/15/39	4,161	4,207
6.00% 10/15/39	2,331	2,357
6.00% 6/15/40	2,488	2,516
6.00% 12/15/40	158,399	165,469
6.50% 5/15/38	7,242	7,383
6.50% 7/15/38	57,909	59,038
6.50% 10/15/38	4,170	4,284
6.50% 2/15/39	61,158	62,850
6.50% 8/15/39	3,177	3,239
GNMA II S.F. 30 yr
2.00% 1/20/51	3,294,551	2,776,892
2.00% 4/20/51	5,978,384	5,039,729
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.00% 5/20/51	3,672,380	$ 3,094,856
2.00% 6/20/51	6,144,922	5,175,831
2.00% 9/20/51	6,483,323	5,460,658
2.00% 12/20/51	4,493,720	3,778,021
2.00% 1/20/52	4,092,746	3,440,148
2.00% 5/20/52	1,095,740	920,833
2.50% 12/20/46	536,468	470,594
2.50% 7/20/50	1,383,046	1,207,322
2.50% 8/20/50	3,546,929	3,071,778
2.50% 10/20/50	4,234,961	3,684,997
2.50% 4/20/51	5,512,203	4,790,891
2.50% 7/20/51	6,156,023	5,330,763
2.50% 8/20/51	2,923,358	2,534,854
2.50% 9/20/51	4,403,171	3,816,738
2.50% 10/20/51	2,056,647	1,782,147
2.50% 1/20/52	2,706,026	2,343,809
2.50% 3/20/52	733,949	635,542
2.50% 5/20/52	2,330,924	2,018,654
3.00% 9/20/42	575,110	524,938
3.00% 11/20/42	289,568	264,462
3.00% 12/20/42	459,755	420,015
3.00% 1/20/43	443,071	404,882
3.00% 2/20/43	825,491	757,833
3.00% 3/20/43	1,194,648	1,078,841
3.00% 6/20/43	378,407	346,282
3.00% 9/20/43	699,432	639,343
3.00% 12/20/44	393,638	359,642
3.00% 3/20/45	376,923	343,562
3.00% 4/20/45	328,745	299,670
3.00% 6/20/45	546,658	498,334
3.00% 8/20/45	749,348	682,843
3.00% 12/20/45	156,146	142,445
3.00% 5/20/46	624,167	567,599
3.00% 9/20/46	742,900	675,403
3.00% 10/20/46	760,642	690,067
3.00% 11/20/46	629,449	571,235
3.00% 12/20/46	1,521,701	1,382,184
3.00% 1/20/47	1,167,873	1,059,513
3.00% 2/20/47	420,878	381,816
3.00% 6/20/47	478,699	433,839
3.00% 1/20/48	391,137	354,351
3.00% 12/20/49	480,143	432,173
3.00% 2/20/50	1,260,271	1,136,758
3.00% 5/20/50	1,361,312	1,226,492
3.00% 6/20/50	2,665,020	2,404,856
3.00% 7/20/50	4,222,750	3,802,410
3.00% 8/20/51	1,701,008	1,525,678
3.50% 12/20/41	392,306	368,957
3.50% 4/20/42	184,134	173,252
3.50% 6/20/42	556,790	524,067
3.50% 10/20/42	232,819	219,225
3.50% 12/20/42	505,562	476,104
3.50% 2/20/43	851,410	801,941
3.50% 3/20/43	517,226	480,661

LVIP SSGA Bond Index Fund-10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 5/20/43	606,563	$ 572,146
3.50% 9/20/43	695,184	655,378
3.50% 1/20/44	673,078	633,792
3.50% 12/20/44	342,493	321,245
3.50% 3/20/45	289,379	271,228
3.50% 4/20/45	1,550,817	1,454,117
3.50% 6/20/45	587,957	550,667
3.50% 10/20/45	605,766	567,335
3.50% 11/20/45	400,444	375,039
3.50% 12/20/45	139,474	130,227
3.50% 3/20/46	529,129	495,560
3.50% 6/20/46	1,023,216	959,689
3.50% 7/20/46	609,201	570,559
3.50% 1/20/47	467,025	437,926
3.50% 6/20/47	640,559	599,793
3.50% 7/20/47	579,905	543,205
3.50% 9/20/47	638,773	596,663
3.50% 10/20/47	903,738	845,750
3.50% 11/20/47	595,793	557,274
3.50% 12/20/47	262,906	246,250
3.50% 1/20/48	579,232	542,836
3.50% 6/20/48	731,335	682,684
3.50% 8/20/49	327,550	305,247
3.50% 11/20/49	513,928	478,845
3.50% 12/20/49	1,069,783	994,417
3.50% 7/20/52	250,221	230,913
3.50% 10/20/52	896,929	827,715
4.00% 8/20/40	115,436	112,082
4.00% 10/20/41	23,344	22,666
4.00% 11/20/41	411,474	399,525
4.00% 12/20/41	166,454	161,620
4.00% 5/20/42	376,005	365,078
4.00% 7/20/42	245,006	237,892
4.00% 8/20/42	183,501	178,172
4.00% 8/20/43	272,722	264,799
4.00% 3/20/44	361,612	351,104
4.00% 8/20/44	512,649	497,755
4.00% 10/20/44	147,404	142,894
4.00% 12/20/44	522,868	506,468
4.00% 1/20/45	109,664	106,224
4.00% 2/20/45	279,188	269,872
4.00% 8/20/45	184,658	177,858
4.00% 9/20/45	261,509	251,873
4.00% 10/20/45	393,161	378,095
4.00% 11/20/45	257,319	247,937
4.00% 1/20/46	55,553	53,423
4.00% 6/20/46	253,112	243,996
4.00% 1/20/47	204,571	196,164
4.00% 4/20/47	354,977	340,505
4.00% 6/20/47	260,720	250,251
4.00% 7/20/47	91,238	87,580
4.00% 8/20/47	371,538	356,609
4.00% 5/20/49	496,530	474,157
4.00% 7/20/49	404,506	386,156
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 3/20/50	626,178	$ 599,653
4.00% 10/20/52	2,443,976	2,312,365
4.00% 11/20/52	735,479	695,873
4.50% 7/20/41	568,484	564,516
4.50% 12/20/43	355,637	352,497
4.50% 3/20/44	233,388	231,339
4.50% 4/20/45	173,297	171,766
4.50% 4/20/47	116,010	114,340
4.50% 7/20/47	115,358	113,199
4.50% 9/20/47	58,807	57,759
4.50% 3/20/48	173,743	170,215
4.50% 7/20/48	674,484	657,847
4.50% 10/20/52	293,260	283,147
4.50% 1/20/53	2,198,381	2,122,352
4.50% 3/20/53	1,002,502	967,608
5.00% 4/20/43	301,138	305,964
5.00% 7/20/48	136,545	136,260
5.00% 5/20/53	2,502,855	2,460,104
5.50% 12/20/52	982,304	978,291
5.50% 5/20/53	499,386	497,173
6.00% 12/20/52	617,706	622,010
GNMA II S.F. 30 yr TBA
4.00% 7/20/53	1,100,000	1,040,832
4.50% 7/20/53	2,225,000	2,147,473
5.00% 7/20/53	3,000,000	2,947,969
5.50% 7/20/53	2,475,000	2,463,398
6.00% 7/20/53	2,625,000	2,642,432
Total Agency Mortgage-Backed Securities (Cost $738,947,919)		647,571,859
AGENCY OBLIGATIONS–1.20%
Federal Farm Credit Banks Funding Corp.
4.50% 11/18/24	1,000,000	990,234
4.50% 3/2/26	4,000,000	3,990,160
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	899,459
3.25% 11/16/28	1,255,000	1,199,369
4.50% 10/3/24	1,000,000	989,573
4.63% 6/6/25	900,000	893,546
5.50% 7/15/36	300,000	338,472
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	185,000	167,863
1.50% 2/12/25	3,000,000	2,831,922
6.25% 7/15/32	750,000	871,239
6.75% 9/15/29	100,000	114,096
6.75% 3/15/31	300,000	352,299
Federal National Mortgage Association
0.38% 8/25/25	2,850,000	2,593,353
0.75% 10/8/27	850,000	737,492
1.63% 1/7/25	2,580,000	2,446,266
1.75% 7/2/24	2,000,000	1,928,640
2.13% 4/24/26	1,765,000	1,650,521
2.63% 9/6/24	2,085,000	2,023,192
5.63% 7/15/37	100,000	114,635

LVIP SSGA Bond Index Fund-11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.25% 5/15/29	500,000	$ 552,681
6.63% 11/15/30	300,000	348,078
7.13% 1/15/30	500,000	587,259
7.25% 5/15/30	500,000	593,796
Japan International Cooperation Agency
2.13% 10/20/26	200,000	182,344
3.38% 6/12/28	200,000	187,174
Tennessee Valley Authority
4.63% 9/15/60	150,000	145,127
4.65% 6/15/35	500,000	504,883
Series B 4.70% 7/15/33	200,000	204,011
5.38% 4/1/56	200,000	220,240
5.88% 4/1/36	75,000	85,113
6.15% 1/15/38	100,000	115,082
7.13% 5/1/30	100,000	116,463
Total Agency Obligations (Cost $29,962,779)		28,974,582
CORPORATE BONDS–25.86%
Advertising–0.04%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	81,404
3.38% 3/1/41	70,000	51,042
4.75% 3/30/30	400,000	387,845
5.38% 6/15/33	175,000	173,163
Omnicom Group, Inc. 2.45% 4/30/30	100,000	83,882
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	192,098
		969,434
Aerospace & Defense–0.49%
Boeing Co.
2.20% 2/4/26	750,000	688,356
2.60% 10/30/25	100,000	93,020
2.70% 2/1/27	75,000	68,551
2.75% 2/1/26	150,000	139,680
2.95% 2/1/30	150,000	130,375
3.10% 5/1/26	100,000	93,943
3.20% 3/1/29	100,000	89,410
3.25% 2/1/28	150,000	137,707
3.25% 3/1/28	95,000	86,417
3.25% 2/1/35	100,000	81,083
3.55% 3/1/38	65,000	50,566
3.60% 5/1/34	100,000	85,104
3.63% 2/1/31	85,000	76,556
3.63% 3/1/48	35,000	24,835
3.75% 2/1/50	150,000	112,660
3.85% 11/1/48	35,000	25,804
3.90% 5/1/49	100,000	76,440
3.95% 8/1/59	150,000	110,779
4.88% 5/1/25	285,000	280,950
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
5.04% 5/1/27	250,000	$ 246,942
5.15% 5/1/30	500,000	495,175
5.71% 5/1/40	450,000	448,878
5.81% 5/1/50	500,000	498,176
5.93% 5/1/60	350,000	346,636
6.13% 2/15/33	50,000	52,126
6.88% 3/15/39	100,000	109,776
General Dynamics Corp.
2.13% 8/15/26	150,000	138,151
2.38% 11/15/24	100,000	95,865
2.63% 11/15/27	100,000	91,546
3.50% 5/15/25	150,000	145,647
3.75% 5/15/28	160,000	153,241
4.25% 4/1/50	300,000	274,995
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	242,095
3.85% 12/15/26	75,000	71,463
4.40% 6/15/28	150,000	144,171
4.85% 4/27/35	70,000	67,224
5.05% 4/27/45	70,000	64,274
Lockheed Martin Corp.
1.85% 6/15/30	45,000	37,440
2.80% 6/15/50	50,000	35,486
3.60% 3/1/35	150,000	134,078
3.80% 3/1/45	250,000	210,646
4.07% 12/15/42	279,000	248,270
4.50% 5/15/36	40,000	38,606
4.70% 5/15/46	109,000	104,787
4.75% 2/15/34	350,000	349,155
5.10% 11/15/27	100,000	101,694
5.25% 1/15/33	200,000	207,194
5.70% 11/15/54	70,000	77,719
5.90% 11/15/63	90,000	102,395
Northrop Grumman Corp.
3.20% 2/1/27	100,000	94,267
3.25% 1/15/28	125,000	116,572
4.70% 3/15/33	115,000	112,862
5.05% 11/15/40	100,000	97,305
5.25% 5/1/50	600,000	609,768
7.75% 2/15/31	150,000	172,687
Raytheon Technologies Corp.
2.25% 7/1/30	100,000	84,348
2.38% 3/15/32	200,000	163,866
3.03% 3/15/52	140,000	98,416
3.13% 5/4/27	350,000	327,821
3.13% 7/1/50	600,000	434,496
3.50% 3/15/27	107,000	101,690
3.75% 11/1/46	100,000	80,572
3.95% 8/16/25	75,000	73,485
4.05% 5/4/47	50,000	42,488
4.13% 11/16/28	180,000	173,364
4.15% 5/15/45	250,000	212,517
4.35% 4/15/47	70,000	62,033

LVIP SSGA Bond Index Fund-12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp. (continued)
4.45% 11/16/38	60,000	$ 55,186
4.50% 6/1/42	400,000	368,186
4.63% 11/16/48	100,000	93,294
4.70% 12/15/41	200,000	185,916
5.38% 2/27/53	160,000	166,143
		11,713,369
Agriculture–0.33%
Altria Group, Inc.
2.35% 5/6/25	40,000	37,642
2.45% 2/4/32	500,000	389,927
2.63% 9/16/26	145,000	134,221
3.40% 5/6/30	25,000	22,061
3.40% 2/4/41	415,000	289,656
3.88% 9/16/46	200,000	140,177
4.00% 2/4/61	385,000	265,387
4.40% 2/14/26	65,000	63,602
4.45% 5/6/50	40,000	29,410
4.50% 5/2/43	100,000	79,525
4.80% 2/14/29	225,000	218,825
5.38% 1/31/44	63,000	59,234
5.80% 2/14/39	165,000	161,506
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	168,575
4.50% 3/15/49	500,000	463,833
BAT Capital Corp.
2.26% 3/25/28	75,000	64,276
2.73% 3/25/31	150,000	119,472
2.79% 9/6/24	105,000	101,002
3.22% 8/15/24	400,000	388,184
3.22% 9/6/26	150,000	139,412
3.46% 9/6/29	200,000	173,260
3.56% 8/15/27	200,000	183,912
3.73% 9/25/40	65,000	46,246
3.98% 9/25/50	100,000	67,385
4.39% 8/15/37	275,000	219,974
4.54% 8/15/47	240,000	176,609
4.76% 9/6/49	100,000	75,491
4.91% 4/2/30	400,000	378,109
7.75% 10/19/32	110,000	121,057
BAT International Finance PLC 1.67% 3/25/26	100,000	89,907
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	46,003
3.25% 8/15/26	45,000	42,331
3.75% 9/25/27	55,000	51,920
Philip Morris International, Inc.
0.88% 5/1/26	250,000	222,986
2.10% 5/1/30	55,000	45,509
2.75% 2/25/26	100,000	93,997
3.13% 8/17/27	150,000	139,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
3.38% 8/11/25	100,000	$ 96,324
3.38% 8/15/29	100,000	90,357
4.13% 3/4/43	150,000	122,457
4.25% 11/10/44	85,000	70,714
4.38% 11/15/41	200,000	170,910
4.50% 3/20/42	100,000	86,196
4.88% 2/13/26	100,000	99,292
4.88% 2/15/28	350,000	344,652
5.00% 11/17/25	120,000	119,381
5.13% 11/17/27	155,000	155,474
5.13% 2/15/30	100,000	98,874
5.38% 2/15/33	350,000	349,229
5.75% 11/17/32	115,000	117,769
6.38% 5/16/38	150,000	163,792
Reynolds American, Inc.
4.45% 6/12/25	105,000	102,033
5.70% 8/15/35	50,000	46,992
5.85% 8/15/45	180,000	160,075
6.15% 9/15/43	125,000	120,248
		8,025,239
Airlines–0.08%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	41,837	37,068
3.20% 12/15/29	348,500	312,039
3.65% 2/15/29	71,000	65,339
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	123,093	108,362
♦JetBlue Pass-Through Trust
2.75% 11/15/33	42,075	35,758
4.00% 5/15/34	20,910	19,044
Southwest Airlines Co.
2.63% 2/10/30	100,000	84,995
3.00% 11/15/26	100,000	91,870
5.13% 6/15/27	265,000	262,945
5.25% 5/4/25	115,000	113,773
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	14,684	13,274
♦United Airlines Pass-Through Trust
2.70% 11/1/33	81,605	68,347
3.10% 1/7/30	70,979	64,147
3.50% 9/1/31	105,885	95,434
3.75% 3/3/28	116,118	109,007
4.15% 2/25/33	90,010	82,450
4.88% 7/15/27	41,100	39,228
5.88% 4/15/29	215,605	213,753
		1,816,833

LVIP SSGA Bond Index Fund-13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.07%
NIKE, Inc.
2.38% 11/1/26	150,000	$ 139,338
2.85% 3/27/30	500,000	451,491
3.38% 11/1/46	100,000	80,203
3.63% 5/1/43	100,000	83,915
3.88% 11/1/45	100,000	87,391
PVH Corp. 4.63% 7/10/25	30,000	29,009
Ralph Lauren Corp.
2.95% 6/15/30	55,000	48,491
3.75% 9/15/25	100,000	96,457
Tapestry, Inc.
3.05% 3/15/32	100,000	79,855
4.13% 7/15/27	35,000	32,856
VF Corp. 2.40% 4/23/25	500,000	468,618
		1,597,624
Auto Manufacturers–0.42%
American Honda Finance Corp.
0.55% 7/12/24	100,000	95,011
0.75% 8/9/24	135,000	128,110
1.20% 7/8/25	200,000	184,041
1.30% 9/9/26	165,000	146,932
1.80% 1/13/31	100,000	80,975
2.00% 3/24/28	115,000	100,847
2.35% 1/8/27	100,000	91,616
4.60% 4/17/25	250,000	246,705
4.60% 4/17/30	250,000	244,132
4.70% 1/12/28	175,000	173,553
Cummins, Inc.
0.75% 9/1/25	85,000	77,384
4.88% 10/1/43	64,000	60,436
General Motors Co.
5.00% 10/1/28	150,000	145,842
5.15% 4/1/38	125,000	111,247
5.40% 4/1/48	200,000	171,830
5.95% 4/1/49	100,000	93,438
6.25% 10/2/43	350,000	342,266
6.60% 4/1/36	305,000	313,161
6.75% 4/1/46	75,000	75,823
6.80% 10/1/27	200,000	207,754
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	223,053
2.35% 2/26/27	150,000	133,708
2.35% 1/8/31	250,000	195,836
2.40% 4/10/28	100,000	86,217
2.70% 8/20/27	250,000	221,398
2.90% 2/26/25	350,000	332,091
3.10% 1/12/32	150,000	121,320
3.60% 6/21/30	250,000	215,994
3.80% 4/7/25	75,000	72,323
3.85% 1/5/28	100,000	92,192
4.00% 1/15/25	200,000	193,827
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
4.30% 7/13/25	100,000	$ 96,991
4.35% 4/9/25	115,000	111,992
4.35% 1/17/27	180,000	172,563
5.80% 6/23/28	200,000	199,237
5.85% 4/6/30	145,000	143,733
6.00% 1/9/28	100,000	100,802
6.05% 10/10/25	250,000	250,437
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	80,833
2.53% 3/10/27	85,000	78,258
2.97% 3/10/32	100,000	88,574
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	248,383
PACCAR Financial Corp.
0.90% 11/8/24	100,000	93,904
2.85% 4/7/25	100,000	95,710
4.45% 3/30/26	100,000	99,173
4.60% 1/10/28	100,000	100,339
Toyota Motor Corp.
1.34% 3/25/26	200,000	181,461
2.36% 7/2/24	70,000	67,797
2.76% 7/2/29	70,000	63,238
3.67% 7/20/28	105,000	100,536
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	224,768
1.15% 8/13/27	120,000	103,735
1.45% 1/13/25	200,000	188,644
1.80% 2/13/25	250,000	236,553
1.90% 1/13/27	200,000	180,589
1.90% 4/6/28	100,000	87,585
2.40% 1/13/32	200,000	167,454
3.05% 3/22/27	200,000	187,305
3.20% 1/11/27	100,000	94,346
3.40% 4/14/25	150,000	145,192
4.40% 9/20/24	250,000	246,886
4.45% 5/18/26	250,000	246,299
4.55% 9/20/27	250,000	246,508
4.63% 1/12/28	160,000	158,596
5.45% 11/10/27	200,000	203,994
		10,071,477
Auto Parts & Equipment–0.03%
Aptiv PLC
4.35% 3/15/29	65,000	62,425
5.40% 3/15/49	150,000	133,238
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	142,349
3.25% 3/1/32	100,000	85,616
4.15% 5/1/52	125,000	95,144
BorgWarner, Inc. 2.65% 7/1/27	125,000	113,644

LVIP SSGA Bond Index Fund-14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Lear Corp.
3.80% 9/15/27	100,000	$ 92,858
4.25% 5/15/29	50,000	46,695
		771,969
Banks–5.58%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	180,050
Banco Santander SA
μ1.72% 9/14/27	200,000	173,642
1.85% 3/25/26	200,000	178,920
2.75% 5/28/25	200,000	187,759
2.96% 3/25/31	200,000	164,918
3.49% 5/28/30	200,000	174,306
3.50% 3/24/25	200,000	191,478
4.25% 4/11/27	200,000	189,305
4.38% 4/12/28	200,000	188,578
5.18% 11/19/25	200,000	194,233
Bank of America Corp.
μ0.98% 9/25/25	200,000	187,904
μ1.20% 10/24/26	850,000	764,825
μ1.32% 6/19/26	900,000	824,417
μ1.53% 12/6/25	200,000	186,962
μ1.66% 3/11/27	250,000	224,970
μ1.73% 7/22/27	305,000	272,293
μ1.90% 7/23/31	200,000	159,270
μ1.92% 10/24/31	350,000	277,050
μ2.02% 2/13/26	300,000	280,941
μ2.09% 6/14/29	750,000	639,869
μ2.30% 7/21/32	500,000	399,883
μ2.46% 10/22/25	200,000	190,960
μ2.48% 9/21/36	300,000	229,510
μ2.50% 2/13/31	300,000	251,169
μ2.55% 2/4/28	200,000	180,517
μ2.57% 10/20/32	250,000	203,625
μ2.65% 3/11/32	250,000	207,059
μ2.68% 6/19/41	300,000	210,643
μ2.83% 10/24/51	75,000	49,243
μ2.88% 10/22/30	200,000	172,191
μ2.97% 2/4/33	1,125,000	937,829
μ2.97% 7/21/52	500,000	339,874
μ3.09% 10/1/25	550,000	529,026
μ3.19% 7/23/30	250,000	220,352
3.25% 10/21/27	500,000	465,732
μ3.37% 1/23/26	250,000	239,528
μ3.42% 12/20/28	480,000	440,171
μ3.48% 3/13/52	250,000	185,321
3.50% 4/19/26	350,000	335,738
μ3.56% 4/23/27	300,000	284,422
μ3.59% 7/21/28	350,000	325,347
μ3.82% 1/20/28	250,000	236,387
μ3.85% 3/8/37	200,000	171,025
3.88% 8/1/25	400,000	388,650
3.95% 4/21/25	250,000	242,099
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ3.95% 1/23/49	250,000	$ 202,680
μ3.97% 2/7/30	375,000	347,197
4.18% 11/25/27	250,000	237,494
4.25% 10/22/26	433,000	417,929
μ4.27% 7/23/29	400,000	379,517
μ4.38% 4/27/28	250,000	239,996
μ4.44% 1/20/48	200,000	177,041
4.45% 3/3/26	430,000	417,928
μ4.57% 4/27/33	250,000	235,061
5.00% 1/21/44	350,000	335,417
μ5.20% 4/25/29	200,000	197,814
μ5.29% 4/25/34	200,000	198,141
5.88% 2/7/42	218,000	231,803
6.11% 1/29/37	200,000	210,923
μ6.20% 11/10/28	130,000	133,620
7.75% 5/14/38	200,000	237,370
Bank of America NA 6.00% 10/15/36	400,000	427,333
Bank of Montreal
1.25% 9/15/26	200,000	176,317
1.50% 1/10/25	145,000	136,269
2.65% 3/8/27	135,000	123,592
μ3.09% 1/10/37	250,000	196,347
μ3.80% 12/15/32	300,000	264,449
4.25% 9/14/24	200,000	196,060
4.70% 9/14/27	200,000	195,495
5.20% 12/12/24	150,000	148,745
5.20% 2/1/28	200,000	199,963
5.30% 6/5/26	250,000	249,419
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	162,474
3.00% 2/24/25	100,000	96,089
3.00% 10/30/28	55,000	49,344
3.25% 9/11/24	400,000	387,817
3.25% 5/16/27	150,000	140,278
3.30% 8/23/29	350,000	313,792
3.35% 4/25/25	250,000	240,392
μ3.44% 2/7/28	180,000	169,425
3.85% 4/28/28	100,000	95,156
3.95% 11/18/25	100,000	96,389
μ4.95% 4/26/27	60,000	59,260
μ4.97% 4/26/34	85,000	83,009
μ5.22% 11/21/25	250,000	248,677
μ5.80% 10/25/28	180,000	183,469
μ5.83% 10/25/33	145,000	151,170
Bank of Nova Scotia
1.05% 3/2/26	250,000	222,611
1.30% 6/11/25	500,000	459,633
1.30% 9/15/26	100,000	88,003
2.45% 2/2/32	200,000	162,911
2.70% 8/3/26	200,000	185,368

LVIP SSGA Bond Index Fund-15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
2.95% 3/11/27	200,000	$ 185,593
3.45% 4/11/25	90,000	86,653
4.50% 12/16/25	150,000	144,788
μ4.59% 5/4/37	65,000	56,011
4.85% 2/1/30	105,000	101,296
5.25% 12/6/24	165,000	163,535
BankUnited, Inc. 5.13% 6/11/30	200,000	152,783
Barclays PLC
μ2.28% 11/24/27	200,000	175,932
μ2.65% 6/24/31	300,000	240,588
μ2.67% 3/10/32	200,000	157,231
μ2.85% 5/7/26	200,000	187,317
μ2.89% 11/24/32	200,000	157,394
μ3.33% 11/24/42	200,000	140,397
μ3.81% 3/10/42	200,000	142,122
4.34% 1/10/28	200,000	188,440
4.38% 1/12/26	200,000	192,117
4.95% 1/10/47	200,000	176,271
μ4.97% 5/16/29	200,000	189,005
5.20% 5/12/26	500,000	482,374
5.25% 8/17/45	200,000	185,788
μ5.75% 8/9/33	600,000	580,286
μ5.83% 5/9/27	200,000	197,281
μ6.22% 5/9/34	200,000	199,207
μ7.39% 11/2/28	200,000	208,321
μ7.44% 11/2/33	200,000	216,378
BNP Paribas SA 4.25% 10/15/24	200,000	194,597
BPCE SA 3.38% 12/2/26	250,000	231,345
Canadian Imperial Bank of Commerce
0.95% 10/23/25	105,000	95,321
1.00% 10/18/24	150,000	141,278
2.25% 1/28/25	200,000	189,627
3.60% 4/7/32	90,000	80,892
Citigroup, Inc.
μ1.28% 11/3/25	60,000	56,206
μ2.01% 1/25/26	145,000	136,212
μ2.52% 11/3/32	145,000	116,828
μ2.56% 5/1/32	140,000	114,314
μ2.67% 1/29/31	300,000	253,948
μ2.90% 11/3/42	100,000	70,801
μ3.06% 1/25/33	135,000	112,708
μ3.07% 2/24/28	250,000	230,060
μ3.11% 4/8/26	1,600,000	1,527,513
3.20% 10/21/26	300,000	280,813
μ3.29% 3/17/26	300,000	286,894
μ3.52% 10/27/28	250,000	232,188
μ3.67% 7/24/28	200,000	186,978
3.70% 1/12/26	400,000	383,720
μ3.79% 3/17/33	300,000	265,052
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ3.88% 1/24/39	250,000	$ 209,189
μ3.98% 3/20/30	750,000	693,477
4.13% 7/25/28	380,000	358,175
4.30% 11/20/26	400,000	382,827
4.45% 9/29/27	300,000	286,449
4.60% 3/9/26	105,000	101,656
4.65% 7/30/45	250,000	221,700
4.65% 7/23/48	250,000	226,303
4.75% 5/18/46	150,000	128,336
5.50% 9/13/25	200,000	198,843
5.88% 2/22/33	200,000	202,560
5.88% 1/30/42	150,000	157,255
6.00% 10/31/33	100,000	102,754
μ6.17% 5/25/34	200,000	201,742
μ6.27% 11/17/33	335,000	355,575
6.63% 6/15/32	100,000	105,809
6.68% 9/13/43	150,000	161,567
8.13% 7/15/39	350,000	447,819
μCitizens Bank NA 6.06% 10/24/25	500,000	473,863
Comerica Bank 4.00% 7/27/25	250,000	230,291
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	235,065
3.75% 7/21/26	250,000	233,404
5.25% 5/24/41	150,000	156,759
5.25% 8/4/45	250,000	233,772
Credit Suisse AG
3.70% 2/21/25	250,000	238,901
7.50% 2/15/28	600,000	637,326
7.95% 1/9/25	600,000	612,146
Deutsche Bank AG
μ2.13% 11/24/26	150,000	133,458
μ2.55% 1/7/28	350,000	303,487
μ3.55% 9/18/31	355,000	294,831
μ3.96% 11/26/25	200,000	190,697
4.10% 1/13/26	200,000	187,149
μ6.12% 7/14/26	165,000	163,163
μ7.08% 2/10/34	200,000	185,007
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	187,907
2.55% 5/5/27	120,000	105,994
μ4.06% 4/25/28	90,000	82,802
8.25% 3/1/38	100,000	114,645
Fifth Third Bank NA
3.95% 7/28/25	200,000	190,692
μ5.85% 10/27/25	250,000	243,525
First Horizon Corp. 4.00% 5/26/25	100,000	93,402
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	750,000	691,088
μ1.09% 12/9/26	100,000	89,114
μ1.43% 3/9/27	200,000	178,701
μ1.95% 10/21/27	430,000	382,497

LVIP SSGA Bond Index Fund-16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.38% 7/21/32	855,000	$ 684,854
μ2.64% 2/24/28	90,000	81,661
μ2.65% 10/21/32	175,000	142,647
μ2.91% 7/21/42	290,000	204,740
μ3.10% 2/24/33	200,000	168,951
μ3.27% 9/29/25	350,000	338,161
μ3.44% 2/24/43	100,000	76,066
μ3.62% 3/15/28	400,000	375,309
μ3.69% 6/5/28	135,000	126,838
3.75% 5/22/25	750,000	723,871
3.80% 3/15/30	600,000	554,855
μ3.81% 4/23/29	400,000	371,313
3.85% 7/8/24	400,000	392,254
3.85% 1/26/27	300,000	285,219
μ4.02% 10/31/38	350,000	296,400
μ4.22% 5/1/29	500,000	472,245
μ4.41% 4/23/39	500,000	436,307
4.75% 10/21/45	150,000	136,343
5.15% 5/22/45	360,000	336,116
5.95% 1/15/27	200,000	202,759
6.25% 2/1/41	255,000	274,096
6.45% 5/1/36	200,000	208,939
6.75% 10/1/37	800,000	860,435
HSBC Bank USA NA 7.00% 1/15/39	100,000	108,655
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	185,338
μ1.65% 4/18/26	225,000	207,246
μ2.01% 9/22/28	355,000	304,201
μ2.10% 6/4/26	290,000	268,353
μ2.36% 8/18/31	200,000	159,643
μ2.63% 11/7/25	510,000	484,453
μ2.85% 6/4/31	250,000	207,387
μ3.00% 3/10/26	350,000	331,821
3.90% 5/25/26	400,000	381,159
μ3.97% 5/22/30	435,000	390,623
μ4.04% 3/13/28	200,000	187,302
μ4.29% 9/12/26	600,000	577,026
4.30% 3/8/26	250,000	241,632
4.38% 11/23/26	375,000	354,419
μ4.58% 6/19/29	235,000	221,154
μ4.76% 3/29/33	200,000	180,496
μ5.40% 8/11/33	1,000,000	977,665
6.10% 1/14/42	200,000	211,783
μ6.25% 3/9/34	250,000	256,262
μ6.33% 3/9/44	200,000	207,323
6.50% 5/2/36	200,000	198,494
6.50% 9/15/37	200,000	199,657
μ6.55% 6/20/34	250,000	249,030
6.80% 6/1/38	200,000	201,956
μ7.39% 11/3/28	250,000	263,846
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	$ 200,300
2.63% 8/6/24	100,000	95,661
4.00% 5/15/25	150,000	143,782
μ5.02% 5/17/33	70,000	63,980
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	236,555
ING Groep NV
μ1.73% 4/1/27	200,000	178,113
4.05% 4/9/29	370,000	344,815
μ4.25% 3/28/33	200,000	182,840
JPMorgan Chase & Co.
μ0.77% 8/9/25	165,000	155,403
μ1.04% 2/4/27	250,000	222,637
μ1.47% 9/22/27	190,000	167,736
μ1.56% 12/10/25	200,000	187,260
μ1.76% 11/19/31	350,000	276,996
μ1.95% 2/4/32	150,000	119,518
μ2.01% 3/13/26	110,000	103,313
μ2.07% 6/1/29	280,000	240,136
μ2.18% 6/1/28	700,000	622,108
μ2.30% 10/15/25	185,000	176,289
μ2.53% 11/19/41	350,000	240,753
μ2.55% 11/8/32	250,000	204,831
μ2.60% 2/24/26	250,000	237,061
μ2.74% 10/15/30	460,000	396,255
2.95% 10/1/26	500,000	468,643
μ2.95% 2/24/28	150,000	137,725
μ2.96% 5/13/31	80,000	68,596
μ2.96% 1/25/33	200,000	168,483
μ3.11% 4/22/41	300,000	227,681
μ3.11% 4/22/51	700,000	489,079
3.20% 6/15/26	450,000	428,786
3.30% 4/1/26	500,000	476,338
μ3.51% 1/23/29	310,000	286,557
μ3.54% 5/1/28	150,000	140,227
3.63% 12/1/27	260,000	243,740
μ3.70% 5/6/30	250,000	229,107
3.90% 7/15/25	500,000	487,411
μ3.96% 1/29/27	500,000	480,731
μ3.96% 11/15/48	200,000	164,422
μ4.01% 4/23/29	350,000	329,509
μ4.08% 4/26/26	250,000	242,941
4.13% 12/15/26	500,000	481,360
μ4.20% 7/23/29	300,000	285,139
μ4.32% 4/26/28	250,000	241,309
μ4.45% 12/5/29	200,000	191,657
μ4.57% 6/14/30	140,000	134,511
μ4.59% 4/26/33	210,000	200,191
4.95% 6/1/45	500,000	466,707
5.40% 1/6/42	200,000	203,161
5.50% 10/15/40	100,000	102,667
μ5.55% 12/15/25	250,000	248,944

LVIP SSGA Bond Index Fund-17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
5.60% 7/15/41	500,000	$ 519,987
μ5.72% 9/14/33	1,155,000	1,171,740
6.40% 5/15/38	450,000	502,085
8.00% 4/29/27	100,000	109,668
KeyBank NA
4.39% 12/14/27	400,000	354,216
5.85% 11/15/27	250,000	235,418
KeyCorp 2.25% 4/6/27	250,000	207,412
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	118,223
^0.00% 6/29/37	500,000	282,372
0.38% 7/18/25	920,000	840,045
0.50% 9/20/24	600,000	565,720
0.63% 1/22/26	450,000	406,509
0.75% 9/30/30	800,000	635,572
1.25% 1/31/25	500,000	470,401
1.75% 9/14/29	140,000	122,161
2.00% 5/2/25	400,000	378,838
2.88% 4/3/28	525,000	493,684
3.00% 5/20/27	315,000	298,768
3.63% 4/1/26	270,000	263,076
3.75% 2/15/28	425,000	415,549
3.88% 6/15/28	205,000	201,372
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	133,076
0.88% 3/30/26	160,000	144,476
2.50% 11/15/27	300,000	278,200
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	176,904
μ2.44% 2/5/26	200,000	188,293
μ3.57% 11/7/28	350,000	316,987
3.75% 1/11/27	235,000	220,117
μ3.75% 3/18/28	200,000	184,663
4.34% 1/9/48	150,000	114,213
4.38% 3/22/28	200,000	189,622
4.45% 5/8/25	200,000	193,776
4.58% 12/10/25	300,000	287,298
4.65% 3/24/26	200,000	191,004
μ5.87% 3/6/29	200,000	198,310
μ7.95% 11/15/33	200,000	216,975
μM&T Bank Corp. 5.05% 1/27/34	170,000	155,264
Manufacturers & Traders Trust Co. 5.40% 11/21/25	250,000	242,240
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	200,000	186,606
1.41% 7/17/25	200,000	183,116
μ1.64% 10/13/27	250,000	219,985
2.05% 7/17/30	200,000	162,156
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
μ2.34% 1/19/28	200,000	$ 178,879
2.56% 2/25/30	200,000	169,732
2.80% 7/18/24	200,000	193,684
μ2.85% 1/19/33	200,000	164,831
3.20% 7/18/29	200,000	176,659
3.29% 7/25/27	200,000	185,415
3.74% 3/7/29	200,000	182,627
3.75% 7/18/39	200,000	169,523
3.78% 3/2/25	200,000	193,692
3.85% 3/1/26	400,000	383,244
3.96% 3/2/28	350,000	332,769
4.05% 9/11/28	200,000	188,515
4.15% 3/7/39	70,000	62,497
4.29% 7/26/38	70,000	62,272
μ5.06% 9/12/25	200,000	197,579
μ5.24% 4/19/29	200,000	196,748
μ5.35% 9/13/28	200,000	198,499
μ5.41% 4/19/34	200,000	198,455
μ5.47% 9/13/33	200,000	201,243
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	158,018
μ2.26% 7/9/32	200,000	155,894
2.56% 9/13/31	200,000	157,341
μ2.84% 7/16/25	200,000	192,618
μ3.15% 7/16/30	200,000	172,567
3.17% 9/11/27	200,000	183,323
4.02% 3/5/28	200,000	188,007
μ4.25% 9/11/29	200,000	186,949
μ5.41% 9/13/28	200,000	198,411
μ5.78% 7/6/29	200,000	200,493
Morgan Stanley
μ0.86% 10/21/25	50,000	46,495
μ0.99% 12/10/26	500,000	445,803
μ1.16% 10/21/25	185,000	172,906
μ1.51% 7/20/27	500,000	442,984
μ1.79% 2/13/32	655,000	508,082
μ1.93% 4/28/32	250,000	195,157
μ2.24% 7/21/32	500,000	397,393
μ2.48% 1/21/28	170,000	153,414
μ2.48% 9/16/36	250,000	189,685
μ2.51% 10/20/32	185,000	149,428
μ2.63% 2/18/26	200,000	189,601
μ2.70% 1/22/31	235,000	199,866
μ2.72% 7/22/25	95,000	91,607
μ2.94% 1/21/33	135,000	112,216
3.13% 7/27/26	235,000	220,064
μ•3.59% 7/22/28	200,000	184,538
μ3.62% 4/1/31	800,000	720,873
3.63% 1/20/27	350,000	332,328
3.70% 10/23/24	725,000	707,735
μ3.77% 1/24/29	450,000	420,109
3.88% 1/27/26	265,000	255,807

LVIP SSGA Bond Index Fund-18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
3.95% 4/23/27	300,000	$ 284,050
μ•3.97% 7/22/38	130,000	110,669
4.00% 7/23/25	200,000	194,177
μ4.21% 4/20/28	175,000	168,113
4.30% 1/27/45	500,000	437,401
4.35% 9/8/26	300,000	289,723
4.38% 1/22/47	400,000	355,625
μ4.43% 1/23/30	165,000	156,987
5.00% 11/24/25	175,000	172,037
μ5.05% 1/28/27	100,000	99,167
μ5.12% 2/1/29	165,000	162,729
μ5.16% 4/20/29	155,000	153,107
μ5.25% 4/21/34	180,000	177,741
μ5.30% 4/20/37	160,000	151,391
μ6.14% 10/16/26	350,000	353,529
6.25% 8/9/26	100,000	102,130
μ6.30% 10/18/28	350,000	359,643
μ6.34% 10/18/33	325,000	345,736
7.25% 4/1/32	100,000	113,397
National Australia Bank Ltd. 2.50% 7/12/26	250,000	231,133
National Bank of Canada 5.25% 1/17/25	250,000	247,768
NatWest Group PLC
μ3.07% 5/22/28	200,000	179,874
μ4.45% 5/8/30	200,000	183,831
4.80% 4/5/26	250,000	242,660
μ5.81% 9/13/29	365,000	359,636
μ7.47% 11/10/26	200,000	204,551
Northern Trust Corp.
1.95% 5/1/30	190,000	156,205
3.65% 8/3/28	100,000	94,789
3.95% 10/30/25	250,000	240,890
4.00% 5/10/27	135,000	130,055
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	290,365
1.50% 2/12/25	600,000	565,648
4.25% 3/1/28	145,000	144,527
4.63% 11/3/25	105,000	104,465
PNC Bank NA
2.70% 10/22/29	250,000	208,908
3.10% 10/25/27	250,000	228,789
3.25% 6/1/25	250,000	238,240
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	219,329
2.20% 11/1/24	200,000	190,034
2.55% 1/22/30	150,000	126,012
3.15% 5/19/27	250,000	230,726
3.45% 4/23/29	350,000	315,125
μ4.76% 1/26/27	115,000	112,392
μ5.58% 6/12/29	175,000	174,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
μ5.67% 10/28/25	250,000	$ 247,925
μ5.81% 6/12/26	145,000	144,118
Regions Financial Corp. 2.25% 5/18/25	100,000	92,488
Royal Bank of Canada
0.88% 1/20/26	250,000	223,677
1.15% 6/10/25	430,000	396,934
1.40% 11/2/26	250,000	220,128
1.60% 1/21/25	100,000	94,004
2.05% 1/21/27	100,000	89,696
2.25% 11/1/24	200,000	190,837
2.30% 11/3/31	200,000	162,436
3.63% 5/4/27	200,000	189,267
3.88% 5/4/32	200,000	183,113
4.95% 4/25/25	250,000	246,789
5.00% 5/2/33	350,000	341,537
6.00% 11/1/27	250,000	256,017
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	60,458
3.45% 6/2/25	100,000	94,298
4.40% 7/13/27	220,000	206,606
4.50% 7/17/25	250,000	242,658
μ6.50% 3/9/29	125,000	123,642
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	222,599
2.47% 1/11/28	200,000	174,597
3.82% 11/3/28	200,000	179,987
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	175,864
1.47% 7/8/25	435,000	399,489
1.90% 9/17/28	200,000	168,002
2.13% 7/8/30	300,000	244,123
2.14% 9/23/30	500,000	400,307
2.22% 9/17/31	200,000	159,700
2.35% 1/15/25	200,000	189,626
2.45% 9/27/24	200,000	191,569
2.70% 7/16/24	200,000	193,512
2.93% 9/17/41	100,000	70,562
3.04% 7/16/29	200,000	174,708
3.35% 10/18/27	150,000	137,844
3.36% 7/12/27	200,000	186,629
3.45% 1/11/27	250,000	234,105
3.54% 1/17/28	250,000	230,667
3.78% 3/9/26	200,000	191,161
3.94% 7/19/28	150,000	139,777
5.52% 1/13/28	450,000	451,722
5.77% 1/13/33	200,000	205,786
Synchrony Bank 5.63% 8/23/27	1,000,000	938,270
Synovus Bank 5.63% 2/15/28	250,000	225,872

LVIP SSGA Bond Index Fund-19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank
0.70% 9/10/24	200,000	$ 188,565
0.75% 1/6/26	250,000	223,208
1.25% 12/13/24	65,000	61,176
1.25% 9/10/26	200,000	176,796
1.45% 1/10/25	250,000	235,329
1.95% 1/12/27	250,000	224,726
2.00% 9/10/31	100,000	79,352
2.45% 1/12/32	250,000	205,015
5.10% 1/9/26	350,000	348,614
5.16% 1/10/28	350,000	347,673
Truist Bank
3.30% 5/15/26	200,000	183,373
3.63% 9/16/25	250,000	233,564
4.05% 11/3/25	75,000	71,532
Truist Financial Corp.
1.13% 8/3/27	200,000	168,388
1.20% 8/5/25	165,000	149,518
μ1.27% 3/2/27	145,000	127,868
1.95% 6/5/30	165,000	131,100
2.85% 10/26/24	100,000	95,990
3.70% 6/5/25	150,000	143,784
μ4.87% 1/26/29	40,000	38,447
μ5.12% 1/26/34	40,000	37,905
μ5.87% 6/8/34	400,000	400,165
μ6.05% 6/8/27	80,000	80,033
μ6.12% 10/28/33	250,000	253,706
U.S. Bancorp
1.38% 7/22/30	150,000	114,713
1.45% 5/12/25	100,000	93,252
μ2.22% 1/27/28	200,000	177,300
2.38% 7/22/26	150,000	137,004
2.40% 7/30/24	150,000	144,683
μ2.68% 1/27/33	200,000	160,009
3.00% 7/30/29	150,000	126,897
3.10% 4/27/26	65,000	60,745
3.90% 4/26/28	250,000	234,983
μ4.65% 2/1/29	250,000	238,822
μ4.84% 2/1/34	250,000	233,507
μ5.73% 10/21/26	155,000	154,911
μ5.78% 6/12/29	250,000	249,925
μ5.85% 10/21/33	155,000	155,206
U.S. Bank NA 2.05% 1/21/25	300,000	282,960
UBS Group AG
4.55% 4/17/26	350,000	336,408
4.88% 5/15/45	400,000	346,317
Wachovia Corp. 5.50% 8/1/35	150,000	147,089
Wells Fargo & Co.
μ2.16% 2/11/26	415,000	390,793
μ2.19% 4/30/26	1,000,000	936,937
μ2.39% 6/2/28	205,000	182,682
μ2.41% 10/30/25	440,000	418,971
μ2.57% 2/11/31	115,000	97,369
μ2.88% 10/30/30	500,000	431,842
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.00% 4/22/26	150,000	$ 141,045
3.00% 10/23/26	300,000	278,479
3.30% 9/9/24	250,000	243,541
μ3.35% 3/2/33	390,000	333,783
μ3.53% 3/24/28	140,000	130,669
μ3.58% 5/22/28	755,000	703,164
μ3.91% 4/25/26	145,000	140,183
4.10% 6/3/26	740,000	709,959
4.15% 1/24/29	300,000	284,316
4.30% 7/22/27	750,000	719,466
4.40% 6/14/46	250,000	203,025
μ4.61% 4/25/53	200,000	175,380
4.65% 11/4/44	225,000	190,871
4.75% 12/7/46	350,000	297,913
μ5.01% 4/4/51	950,000	884,836
μ5.39% 4/24/34	195,000	193,755
Wells Fargo Bank NA 6.60% 1/15/38	450,000	487,870
Westpac Banking Corp.
2.35% 2/19/25	200,000	190,846
2.65% 1/16/30	70,000	61,575
μ2.67% 11/15/35	125,000	95,923
2.70% 8/19/26	200,000	185,904
2.85% 5/13/26	150,000	141,134
μ2.89% 2/4/30	600,000	560,596
2.96% 11/16/40	95,000	63,686
3.35% 3/8/27	250,000	235,433
3.40% 1/25/28	100,000	93,664
μ4.11% 7/24/34	95,000	82,611
μ4.32% 11/23/31	250,000	231,594
4.42% 7/24/39	70,000	57,554
5.46% 11/18/27	250,000	253,705
		134,497,460
Beverages–0.54%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	193,713
4.70% 2/1/36	950,000	923,984
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	261,090
4.38% 4/15/38	285,000	263,875
4.44% 10/6/48	395,000	355,448
4.60% 4/15/48	115,000	106,749
4.75% 1/23/29	395,000	393,284
4.90% 1/23/31	160,000	162,685
4.95% 1/15/42	300,000	292,788
5.45% 1/23/39	165,000	170,734
5.55% 1/23/49	1,230,000	1,296,412
5.80% 1/23/59	415,000	452,220

LVIP SSGA Bond Index Fund-20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
8.20% 1/15/39	200,000	$ 261,392
Brown-Forman Corp.
3.50% 4/15/25	60,000	58,140
4.00% 4/15/38	85,000	74,971
Coca-Cola Co.
1.00% 3/15/28	145,000	124,583
1.38% 3/15/31	250,000	200,255
1.45% 6/1/27	60,000	53,620
1.50% 3/5/28	145,000	127,338
1.65% 6/1/30	700,000	583,164
1.75% 9/6/24	150,000	144,973
2.00% 3/5/31	165,000	138,631
2.13% 9/6/29	150,000	131,508
2.50% 6/1/40	70,000	52,721
2.50% 3/15/51	165,000	112,726
2.60% 6/1/50	150,000	104,757
2.75% 6/1/60	150,000	103,273
2.90% 5/25/27	100,000	94,605
3.00% 3/5/51	65,000	49,522
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	48,523
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	144,790
2.75% 1/22/30	300,000	263,728
Constellation Brands, Inc.
3.15% 8/1/29	100,000	90,137
3.50% 5/9/27	30,000	28,385
3.60% 2/15/28	100,000	93,657
3.70% 12/6/26	100,000	95,127
4.10% 2/15/48	100,000	81,389
4.35% 5/9/27	200,000	195,023
4.50% 5/9/47	45,000	38,917
4.65% 11/15/28	125,000	122,578
4.75% 5/9/32	200,000	194,119
4.90% 5/1/33	125,000	122,817
Diageo Capital PLC
2.13% 10/24/24	200,000	191,284
2.38% 10/24/29	200,000	173,346
3.88% 5/18/28	200,000	191,180
3.88% 4/29/43	30,000	25,354
5.88% 9/30/36	100,000	107,325
Keurig Dr Pepper, Inc.
2.25% 3/15/31	85,000	69,917
3.35% 3/15/51	60,000	42,825
3.40% 11/15/25	150,000	143,456
3.43% 6/15/27	70,000	65,981
3.95% 4/15/29	200,000	188,361
4.05% 4/15/32	135,000	125,446
4.42% 12/15/46	50,000	42,929
4.50% 4/15/52	145,000	127,770
4.60% 5/25/28	150,000	146,752
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	$ 102,751
4.20% 7/15/46	345,000	285,677
5.00% 5/1/42	250,000	231,505
PepsiCo, Inc.
1.40% 2/25/31	75,000	60,356
1.63% 5/1/30	560,000	465,353
1.95% 10/21/31	150,000	124,105
2.38% 10/6/26	80,000	75,033
2.63% 10/21/41	200,000	150,735
2.75% 3/19/30	100,000	89,937
2.75% 10/21/51	135,000	96,852
2.85% 2/24/26	90,000	85,738
3.00% 10/15/27	150,000	141,185
4.45% 5/15/28	200,000	199,873
4.45% 2/15/33	200,000	201,608
4.55% 2/13/26	130,000	129,608
4.65% 2/15/53	200,000	201,444
		13,092,037
Biotechnology–0.31%
Amgen, Inc.
1.65% 8/15/28	200,000	171,078
1.90% 2/21/25	135,000	127,337
2.00% 1/15/32	200,000	157,948
2.20% 2/21/27	175,000	158,993
2.30% 2/25/31	100,000	83,102
2.45% 2/21/30	400,000	342,921
2.60% 8/19/26	200,000	185,168
2.80% 8/15/41	200,000	141,309
3.00% 2/22/29	90,000	81,278
3.00% 1/15/52	200,000	133,339
3.13% 5/1/25	200,000	191,559
3.15% 2/21/40	200,000	152,946
3.35% 2/22/32	90,000	79,307
3.38% 2/21/50	300,000	219,795
4.20% 2/22/52	90,000	74,464
4.40% 2/22/62	75,000	61,555
5.15% 3/2/28	250,000	249,775
5.15% 11/15/41	250,000	241,594
5.25% 3/2/25	70,000	69,630
5.25% 3/2/30	200,000	200,399
5.25% 3/2/33	225,000	225,287
5.51% 3/2/26	85,000	84,830
5.60% 3/2/43	90,000	90,272
5.65% 3/2/53	205,000	207,605
5.75% 3/2/63	90,000	91,299
Baxalta, Inc.
4.00% 6/23/25	45,000	43,656
5.25% 6/23/45	14,000	13,799
Biogen, Inc.
2.25% 5/1/30	75,000	62,657
3.15% 5/1/50	120,000	82,096
3.25% 2/15/51	586,000	409,075

LVIP SSGA Bond Index Fund-21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Biogen, Inc. (continued)
4.05% 9/15/25	145,000	$ 140,296
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	103,557
1.65% 10/1/30	95,000	77,533
2.60% 10/1/40	250,000	181,063
2.80% 10/1/50	250,000	169,101
3.50% 2/1/25	270,000	261,802
3.65% 3/1/26	300,000	288,604
4.15% 3/1/47	380,000	329,699
4.50% 2/1/45	80,000	72,969
4.60% 9/1/35	200,000	192,568
4.75% 3/1/46	200,000	188,237
4.80% 4/1/44	200,000	190,914
Illumina, Inc. 5.75% 12/13/27	250,000	251,101
Royalty Pharma PLC
1.20% 9/2/25	180,000	162,334
1.75% 9/2/27	115,000	98,610
2.20% 9/2/30	105,000	84,408
3.30% 9/2/40	160,000	113,913
3.55% 9/2/50	160,000	108,037
		7,448,819
Building Materials–0.15%
Carrier Global Corp.
2.24% 2/15/25	300,000	283,727
2.49% 2/15/27	85,000	77,457
2.72% 2/15/30	120,000	103,286
3.38% 4/5/40	85,000	65,252
3.58% 4/5/50	120,000	88,680
Fortune Brands Home & Security, Inc.
3.25% 9/15/29	150,000	131,137
4.00% 6/15/25	50,000	48,395
Fortune Brands Innovations, Inc. 5.88% 6/1/33	160,000	160,208
Johnson Controls International PLC
φ3.63% 7/2/24	100,000	98,008
3.90% 2/14/26	28,000	26,924
4.50% 2/15/47	145,000	126,272
φ4.95% 7/2/64	68,000	60,384
5.13% 9/14/45	7,000	6,669
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	68,575
2.00% 9/16/31	90,000	71,947
Lennox International, Inc.
1.35% 8/1/25	55,000	50,133
1.70% 8/1/27	40,000	34,761
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	40,433
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc. (continued)
3.50% 12/15/27	100,000	$ 93,200
4.25% 7/2/24	55,000	54,336
4.25% 12/15/47	100,000	82,968
Masco Corp.
1.50% 2/15/28	75,000	63,854
2.00% 10/1/30	125,000	98,683
2.00% 2/15/31	150,000	118,324
3.13% 2/15/51	45,000	28,276
3.50% 11/15/27	60,000	56,064
4.50% 5/15/47	225,000	181,724
Mohawk Industries, Inc. 3.63% 5/15/30	150,000	135,391
Owens Corning
3.88% 6/1/30	150,000	137,040
3.95% 8/15/29	70,000	65,059
4.30% 7/15/47	100,000	81,834
7.00% 12/1/36	50,000	54,691
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	45,560
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	94,687
4.30% 2/21/48	100,000	85,984
5.75% 6/15/43	100,000	104,201
Vulcan Materials Co.
3.90% 4/1/27	45,000	43,303
4.70% 3/1/48	250,000	222,806
5.80% 3/1/26	135,000	135,020
		3,525,253
Chemicals–0.38%
Air Products & Chemicals, Inc.
3.35% 7/31/24	250,000	243,538
4.80% 3/3/33	250,000	252,248
Albemarle Corp.
5.05% 6/1/32	100,000	96,820
5.45% 12/1/44	100,000	94,015
5.65% 6/1/52	100,000	95,157
Cabot Corp. 4.00% 7/1/29	100,000	92,077
Celanese U.S. Holdings LLC 1.40% 8/5/26	50,000	43,328
Dow Chemical Co.
2.10% 11/15/30	250,000	206,442
3.60% 11/15/50	250,000	186,011
4.38% 11/15/42	400,000	336,935
4.80% 5/15/49	95,000	82,699
5.25% 11/15/41	100,000	96,441
6.30% 3/15/33	155,000	166,726
7.38% 11/1/29	58,000	64,534
9.40% 5/15/39	58,000	77,911

LVIP SSGA Bond Index Fund-22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.49% 11/15/25	250,000	$ 244,837
4.73% 11/15/28	350,000	344,193
5.32% 11/15/38	135,000	133,759
5.42% 11/15/48	225,000	221,827
Eastman Chemical Co.
3.80% 3/15/25	100,000	97,070
4.65% 10/15/44	70,000	59,004
4.80% 9/1/42	250,000	217,507
Ecolab, Inc.
1.30% 1/30/31	195,000	152,866
2.13% 8/15/50	250,000	148,850
2.70% 11/1/26	45,000	42,303
5.25% 1/15/28	300,000	304,726
EIDP, Inc.
1.70% 7/15/25	155,000	144,057
2.30% 7/15/30	335,000	279,595
Huntsman International LLC
2.95% 6/15/31	45,000	35,925
4.50% 5/1/29	90,000	82,310
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	41,987
Linde, Inc.
1.10% 8/10/30	250,000	198,723
2.00% 8/10/50	160,000	90,888
Lubrizol Corp. 6.50% 10/1/34	300,000	349,605
LYB International Finance III LLC
1.25% 10/1/25	40,000	36,169
2.25% 10/1/30	45,000	36,848
3.38% 10/1/40	60,000	44,085
3.63% 4/1/51	85,000	58,825
3.80% 10/1/60	60,000	40,380
4.20% 10/15/49	125,000	95,634
5.63% 5/15/33	500,000	500,326
Mosaic Co.
4.05% 11/15/27	150,000	142,826
5.45% 11/15/33	104,000	101,287
5.63% 11/15/43	200,000	188,125
NewMarket Corp. 2.70% 3/18/31	200,000	163,392
Nutrien Ltd.
2.95% 5/13/30	100,000	86,806
3.00% 4/1/25	300,000	285,330
3.95% 5/13/50	100,000	76,658
4.13% 3/15/35	100,000	87,778
4.90% 3/27/28	115,000	112,791
5.95% 11/7/25	70,000	70,419
PPG Industries, Inc.
1.20% 3/15/26	135,000	120,926
2.40% 8/15/24	100,000	95,997
2.55% 6/15/30	50,000	42,616
2.80% 8/15/29	100,000	88,272
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
RPM International, Inc.
2.95% 1/15/32	125,000	$ 98,884
3.75% 3/15/27	100,000	93,821
5.25% 6/1/45	100,000	88,852
Sherwin-Williams Co.
2.30% 5/15/30	60,000	50,381
2.95% 8/15/29	100,000	88,227
3.30% 5/15/50	100,000	70,992
3.45% 6/1/27	145,000	136,671
3.80% 8/15/49	100,000	77,323
3.95% 1/15/26	250,000	242,066
4.50% 6/1/47	88,000	77,048
Westlake Corp.
3.60% 8/15/26	150,000	140,764
5.00% 8/15/46	100,000	86,837
		9,052,270
Coal–0.01%
Teck Resources Ltd. 3.90% 7/15/30	125,000	113,709
		113,709
Commercial Services–0.29%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	60,806
1.70% 5/15/28	95,000	83,386
3.38% 9/15/25	125,000	120,856
Block Financial LLC 3.88% 8/15/30	60,000	52,914
California Institute of Technology
3.65% 9/1/19	45,000	30,687
4.32% 8/1/45	60,000	54,922
Cintas Corp. No. 2
3.45% 5/1/25	60,000	58,062
3.70% 4/1/27	100,000	96,364
Emory University
2.14% 9/1/30	35,000	29,390
2.97% 9/1/50	35,000	25,154
Equifax, Inc.
2.35% 9/15/31	350,000	279,073
2.60% 12/1/24	50,000	47,620
5.10% 12/15/27	45,000	44,492
Ford Foundation
2.42% 6/1/50	200,000	132,772
2.82% 6/1/70	30,000	18,550
George Washington University
4.13% 9/15/48	200,000	172,654
4.30% 9/15/44	100,000	89,496
Georgetown University
4.32% 4/1/49	50,000	44,150
5.12% 4/1/53	55,000	55,214
5.22% 10/1/18	50,000	45,880

LVIP SSGA Bond Index Fund-23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc.
1.20% 3/1/26	375,000	$ 333,253
1.50% 11/15/24	110,000	103,368
2.15% 1/15/27	200,000	177,770
2.90% 5/15/30	115,000	97,471
2.90% 11/15/31	200,000	162,703
4.45% 6/1/28	100,000	93,826
4.80% 4/1/26	100,000	97,619
Johns Hopkins University
2.81% 1/1/60	35,000	22,999
4.71% 7/1/32	60,000	59,845
Leland Stanford Junior University
2.41% 6/1/50	60,000	39,761
3.65% 5/1/48	70,000	60,070
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	151,351
3.89% 7/1/16	55,000	42,293
5.60% 7/1/11	200,000	225,891
Moody's Corp.
2.00% 8/19/31	100,000	80,572
2.75% 8/19/41	100,000	70,174
3.25% 1/15/28	65,000	60,529
3.25% 5/20/50	100,000	71,598
3.75% 2/25/52	100,000	79,305
4.25% 2/1/29	100,000	96,242
4.88% 12/17/48	100,000	93,674
Northwestern University 3.66% 12/1/57	75,000	60,730
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	93,580
2.30% 6/1/30	80,000	67,821
2.40% 10/1/24	105,000	100,899
2.65% 10/1/26	65,000	60,395
2.85% 10/1/29	95,000	84,241
3.25% 6/1/50	500,000	362,511
President & Fellows of Harvard College
3.15% 7/15/46	100,000	76,967
3.30% 7/15/56	100,000	76,395
3.75% 11/15/52	65,000	55,349
Quanta Services, Inc.
0.95% 10/1/24	30,000	28,190
2.35% 1/15/32	55,000	43,275
3.05% 10/1/41	60,000	41,636
RELX Capital, Inc.
3.00% 5/22/30	100,000	89,151
4.00% 3/18/29	200,000	190,687
Rockefeller Foundation 2.49% 10/1/50	60,000	38,981
S&P Global, Inc.
1.25% 8/15/30	75,000	59,063
2.30% 8/15/60	395,000	228,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
S&P Global, Inc. (continued)
2.45% 3/1/27	70,000	$ 64,565
2.50% 12/1/29	55,000	47,931
2.70% 3/1/29	150,000	135,005
2.90% 3/1/32	105,000	91,009
2.95% 1/22/27	150,000	140,526
3.25% 12/1/49	65,000	48,862
3.70% 3/1/52	35,000	28,536
3.90% 3/1/62	45,000	37,183
Trustees of Boston University 4.06% 10/1/48	25,000	21,882
Trustees of Princeton University
2.52% 7/1/50	40,000	27,458
5.70% 3/1/39	50,000	56,198
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	69,750
University of Chicago
2.55% 4/1/50	35,000	23,812
3.00% 10/1/52	65,000	47,142
4.00% 10/1/53	60,000	52,555
University of Notre Dame du Lac 3.39% 2/15/48	100,000	81,794
University of Southern California
3.03% 10/1/39	200,000	160,963
3.84% 10/1/47	55,000	47,896
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,706
4.00% 6/15/25	100,000	97,046
4.13% 3/15/29	120,000	114,548
William Marsh Rice University 3.57% 5/15/45	100,000	83,794
		7,014,558
Computers–0.66%
Apple, Inc.
0.55% 8/20/25	400,000	365,380
0.70% 2/8/26	250,000	225,369
1.13% 5/11/25	535,000	498,453
1.20% 2/8/28	250,000	216,676
1.25% 8/20/30	100,000	81,189
1.40% 8/5/28	200,000	172,629
1.65% 5/11/30	120,000	101,027
1.70% 8/5/31	200,000	165,128
1.80% 9/11/24	200,000	192,370
2.05% 9/11/26	200,000	184,297
2.20% 9/11/29	250,000	219,342
2.40% 8/20/50	220,000	147,333
2.45% 8/4/26	250,000	234,026
2.50% 2/9/25	250,000	240,058
2.65% 5/11/50	500,000	348,058
2.70% 8/5/51	200,000	139,309
2.75% 1/13/25	100,000	96,419

LVIP SSGA Bond Index Fund-24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
2.80% 2/8/61	250,000	$ 168,888
2.85% 8/5/61	200,000	136,111
2.90% 9/12/27	400,000	375,339
2.95% 9/11/49	135,000	100,400
3.00% 11/13/27	200,000	188,433
3.20% 5/13/25	150,000	145,115
3.20% 5/11/27	154,000	146,962
3.35% 2/9/27	200,000	192,051
3.45% 2/9/45	125,000	105,388
3.75% 9/12/47	225,000	194,453
3.75% 11/13/47	150,000	129,836
3.85% 8/4/46	135,000	118,849
3.95% 8/8/52	800,000	705,080
4.00% 5/10/28	175,000	172,157
4.25% 2/9/47	25,000	23,834
4.30% 5/10/33	250,000	248,650
4.38% 5/13/45	100,000	94,965
4.42% 5/8/26	180,000	179,226
4.45% 5/6/44	200,000	194,856
4.50% 2/23/36	250,000	254,194
4.65% 2/23/46	530,000	522,867
4.85% 5/10/53	250,000	256,191
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	88,148
3.45% 12/15/51	250,000	167,666
4.00% 7/15/24	100,000	98,328
4.90% 10/1/26	800,000	794,315
5.30% 10/1/29	300,000	297,813
6.02% 6/15/26	250,000	254,102
8.10% 7/15/36	73,000	85,407
8.35% 7/15/46	33,000	40,468
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	96,382
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	273,248
5.25% 7/1/28	250,000	247,595
5.90% 10/1/24	250,000	250,072
6.20% 10/15/35	250,000	261,851
6.35% 10/15/45	250,000	260,514
HP, Inc.
2.20% 6/17/25	150,000	141,087
3.00% 6/17/27	150,000	138,368
3.40% 6/17/30	150,000	131,932
4.20% 4/15/32	200,000	179,374
6.00% 9/15/41	305,000	308,404
International Business Machines Corp.
1.70% 5/15/27	505,000	447,747
1.95% 5/15/30	110,000	91,119
2.20% 2/9/27	100,000	90,921
2.72% 2/9/32	155,000	132,517
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. (continued)
2.85% 5/15/40	165,000	$ 120,995
2.95% 5/15/50	155,000	103,821
3.30% 5/15/26	250,000	238,286
3.30% 1/27/27	100,000	94,522
3.43% 2/9/52	125,000	90,773
3.45% 2/19/26	150,000	143,401
4.00% 6/20/42	200,000	168,913
4.15% 5/15/39	200,000	175,765
4.25% 5/15/49	350,000	297,722
4.75% 2/6/33	250,000	245,281
5.10% 2/6/53	250,000	240,762
5.60% 11/30/39	210,000	215,634
5.88% 11/29/32	120,000	128,281
Leidos, Inc.
2.30% 2/15/31	195,000	153,650
5.75% 3/15/33	45,000	44,705
NetApp, Inc.
1.88% 6/22/25	35,000	32,520
2.38% 6/22/27	50,000	45,344
2.70% 6/22/30	50,000	42,020
Teledyne FLIR LLC 2.50% 8/1/30	35,000	28,925
Western Digital Corp.
2.85% 2/1/29	65,000	51,933
3.10% 2/1/32	110,000	81,407
		15,902,946
Cosmetics & Personal Care–0.16%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	47,862
4.00% 8/15/45	100,000	90,199
4.60% 3/1/28	250,000	251,260
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	94,426
3.15% 3/15/27	100,000	95,110
4.15% 3/15/47	65,000	56,800
4.38% 6/15/45	250,000	221,283
4.65% 5/15/33	125,000	122,898
Haleon U.K. Capital PLC 3.13% 3/24/25	250,000	238,863
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	233,946
3.38% 3/24/29	250,000	227,155
3.63% 3/24/32	250,000	224,110
Procter & Gamble Co.
0.55% 10/29/25	100,000	90,613
1.20% 10/29/30	100,000	80,628
1.90% 2/1/27	400,000	365,918
2.30% 2/1/32	400,000	347,707
2.70% 2/2/26	100,000	95,726
2.85% 8/11/27	150,000	140,514

LVIP SSGA Bond Index Fund-25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble Co. (continued)
4.05% 1/26/33	250,000	$ 246,847
Unilever Capital Corp.
1.38% 9/14/30	105,000	84,135
2.00% 7/28/26	100,000	92,279
2.90% 5/5/27	150,000	140,129
3.38% 3/22/25	100,000	96,649
3.50% 3/22/28	100,000	95,561
5.90% 11/15/32	133,000	145,235
		3,925,853
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	121,086
4.20% 5/15/47	100,000	87,351
4.60% 6/15/45	55,000	51,835
		260,272
Diversified Financial Services–0.95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	290,000	272,516
1.75% 10/29/24	150,000	140,877
1.75% 1/30/26	225,000	201,962
2.45% 10/29/26	150,000	133,973
3.30% 1/30/32	240,000	196,344
3.40% 10/29/33	150,000	120,480
3.50% 1/15/25	150,000	143,611
3.65% 7/21/27	150,000	137,377
3.85% 10/29/41	150,000	113,942
4.63% 10/15/27	200,000	189,502
5.75% 6/6/28	210,000	208,263
6.50% 7/15/25	150,000	150,742
Air Lease Corp.
0.80% 8/18/24	85,000	80,063
2.10% 9/1/28	70,000	58,145
2.20% 1/15/27	200,000	177,349
3.13% 12/1/30	50,000	41,651
3.25% 3/1/25	100,000	95,202
3.38% 7/1/25	95,000	90,038
3.75% 6/1/26	100,000	94,501
4.25% 9/15/24	300,000	292,804
5.85% 12/15/27	250,000	249,664
Aircastle Ltd. 4.25% 6/15/26	65,000	61,215
Ally Financial, Inc.
μ6.99% 6/13/29	125,000	123,438
8.00% 11/1/31	600,000	622,873
American Express Co.
1.65% 11/4/26	85,000	75,617
2.50% 7/30/24	665,000	642,847
3.00% 10/30/24	300,000	289,211
3.30% 5/3/27	230,000	214,709
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
4.05% 5/3/29	165,000	$ 157,083
4.05% 12/3/42	135,000	117,527
4.90% 2/13/26	85,000	84,127
μ4.99% 5/1/26	250,000	246,895
5.85% 11/5/27	300,000	307,181
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	93,296
5.15% 5/15/33	115,000	114,181
BGC Partners, Inc. 8.00% 5/25/28	200,000	193,226
BlackRock, Inc.
1.90% 1/28/31	50,000	41,002
2.10% 2/25/32	250,000	201,609
2.40% 4/30/30	90,000	77,877
3.20% 3/15/27	167,000	158,067
3.25% 4/30/29	150,000	139,077
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	214,158
μ2.36% 7/29/32	200,000	141,242
μ2.62% 11/2/32	250,000	192,583
3.20% 2/5/25	150,000	142,660
μ3.27% 3/1/30	200,000	169,816
3.65% 5/11/27	500,000	464,408
3.75% 3/9/27	250,000	232,858
4.20% 10/29/25	200,000	191,181
4.25% 4/30/25	150,000	144,800
μ5.47% 2/1/29	155,000	148,484
μ6.31% 6/8/29	165,000	163,888
μ6.38% 6/8/34	165,000	163,818
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	157,098
3.65% 1/12/27	100,000	95,333
Charles Schwab Corp.
0.90% 3/11/26	335,000	295,931
1.65% 3/11/31	400,000	304,562
2.00% 3/20/28	200,000	172,192
3.00% 3/10/25	100,000	95,176
3.20% 3/2/27	100,000	91,959
3.25% 5/22/29	200,000	176,479
3.30% 4/1/27	90,000	83,278
3.45% 2/13/26	70,000	66,626
3.85% 5/21/25	200,000	192,493
μ5.85% 5/19/34	125,000	126,861
CI Financial Corp.
3.20% 12/17/30	155,000	116,164
4.10% 6/15/51	200,000	121,504
CME Group, Inc.
2.65% 3/15/32	105,000	89,187
3.75% 6/15/28	100,000	95,651
4.15% 6/15/48	75,000	67,781
5.30% 9/15/43	100,000	103,905

LVIP SSGA Bond Index Fund-26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Discover Financial Services
3.75% 3/4/25	100,000	$ 95,211
3.95% 11/6/24	100,000	96,365
4.10% 2/9/27	115,000	106,690
4.50% 1/30/26	150,000	143,639
6.70% 11/29/32	200,000	206,047
Eaton Vance Corp. 3.50% 4/6/27	100,000	92,918
Franklin Resources, Inc.
1.60% 10/30/30	100,000	78,409
2.85% 3/30/25	100,000	95,190
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	127,047
2.10% 6/15/30	155,000	129,555
2.65% 9/15/40	165,000	117,408
3.00% 6/15/50	115,000	79,667
3.00% 9/15/60	160,000	104,876
3.10% 9/15/27	250,000	233,770
3.65% 5/23/25	95,000	92,959
3.75% 12/1/25	85,000	82,462
3.75% 9/21/28	105,000	99,941
4.00% 9/15/27	200,000	194,967
4.25% 9/21/48	150,000	130,349
4.35% 6/15/29	85,000	83,254
4.60% 3/15/33	55,000	53,341
4.95% 6/15/52	95,000	90,730
5.20% 6/15/62	145,000	143,922
Invesco Finance PLC 3.75% 1/15/26	100,000	96,350
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	147,558
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	119,041
4.85% 1/15/27	310,000	303,669
6.25% 1/15/36	100,000	101,991
Lazard Group LLC
3.63% 3/1/27	100,000	92,925
3.75% 2/13/25	100,000	96,180
Legg Mason, Inc.
4.75% 3/15/26	150,000	148,036
5.63% 1/15/44	100,000	98,421
Mastercard, Inc.
1.90% 3/15/31	100,000	83,115
2.00% 3/3/25	200,000	190,096
2.95% 11/21/26	150,000	141,709
2.95% 6/1/29	150,000	136,457
2.95% 3/15/51	45,000	32,836
3.30% 3/26/27	600,000	573,124
3.65% 6/1/49	150,000	124,810
3.80% 11/21/46	100,000	84,831
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Morgan Stanley Domestic Holdings, Inc.
3.80% 8/24/27	35,000	$ 33,181
4.50% 6/20/28	100,000	96,321
Nasdaq, Inc.
1.65% 1/15/31	200,000	155,229
2.50% 12/21/40	200,000	134,143
3.85% 6/30/26	45,000	43,238
3.95% 3/7/52	100,000	76,823
5.55% 2/15/34	210,000	210,826
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	274,380
2.33% 1/22/27	200,000	176,796
2.61% 7/14/31	200,000	158,687
2.68% 7/16/30	200,000	163,641
2.71% 1/22/29	200,000	168,568
3.00% 1/22/32	200,000	162,053
3.10% 1/16/30	250,000	213,066
5.39% 7/6/27	200,000	196,151
ORIX Corp.
2.25% 3/9/31	100,000	82,045
3.25% 12/4/24	100,000	95,983
3.70% 7/18/27	100,000	94,085
Private Export Funding Corp. 2.45% 7/15/24	250,000	242,007
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	189,436
4.95% 7/15/46	50,000	45,093
Synchrony Financial
2.88% 10/28/31	125,000	90,894
3.70% 8/4/26	200,000	179,454
4.25% 8/15/24	150,000	144,620
4.50% 7/23/25	100,000	94,273
5.15% 3/19/29	50,000	45,364
Visa, Inc.
1.90% 4/15/27	500,000	455,842
2.00% 8/15/50	300,000	184,100
2.70% 4/15/40	100,000	76,819
2.75% 9/15/27	75,000	69,571
3.15% 12/14/25	350,000	335,486
4.15% 12/14/35	115,000	109,481
4.30% 12/14/45	530,000	491,721
Voya Financial, Inc.
3.65% 6/15/26	100,000	94,320
4.80% 6/15/46	60,000	49,280
5.70% 7/15/43	100,000	95,898
Western Union Co.
1.35% 3/15/26	100,000	88,629
2.75% 3/15/31	100,000	78,850
2.85% 1/10/25	50,000	47,558
		22,965,918

LVIP SSGA Bond Index Fund-27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–2.12%
AEP Texas, Inc.
2.10% 7/1/30	100,000	$ 81,660
3.45% 1/15/50	50,000	35,866
4.15% 5/1/49	100,000	79,999
5.40% 6/1/33	180,000	179,074
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	79,785
4.50% 6/15/52	40,000	35,772
AES Corp.
1.38% 1/15/26	190,000	169,706
2.45% 1/15/31	250,000	202,071
Alabama Power Co.
1.45% 9/15/30	250,000	197,860
3.05% 3/15/32	65,000	56,473
3.70% 12/1/47	100,000	77,641
3.75% 3/1/45	150,000	117,891
4.30% 1/2/46	150,000	126,096
4.30% 7/15/48	65,000	55,340
6.13% 5/15/38	100,000	107,410
Ameren Corp.
1.75% 3/15/28	100,000	85,633
3.65% 2/15/26	50,000	47,739
Ameren Illinois Co.
1.55% 11/15/30	40,000	31,724
3.70% 12/1/47	100,000	80,331
3.80% 5/15/28	100,000	95,247
4.95% 6/1/33	250,000	248,014
American Electric Power Co., Inc.
1.00% 11/1/25	125,000	112,857
2.30% 3/1/30	50,000	41,468
3.20% 11/13/27	100,000	92,381
3.25% 3/1/50	65,000	44,426
5.63% 3/1/33	65,000	66,083
5.70% 8/15/25	115,000	114,223
5.95% 11/1/32	200,000	208,524
Appalachian Power Co.
2.70% 4/1/31	250,000	208,213
3.70% 5/1/50	100,000	75,375
Arizona Public Service Co.
2.95% 9/15/27	50,000	45,375
3.15% 5/15/25	100,000	95,483
3.35% 5/15/50	70,000	48,278
3.50% 12/1/49	100,000	69,889
4.25% 3/1/49	100,000	79,832
4.35% 11/15/45	100,000	80,281
4.50% 4/1/42	100,000	85,360
5.05% 9/1/41	100,000	90,975
Atlantic City Electric Co. 2.30% 3/15/31	50,000	41,280
Avangrid, Inc.
3.15% 12/1/24	150,000	143,869
3.80% 6/1/29	100,000	91,131
Avista Corp. 4.35% 6/1/48	100,000	86,322
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	$ 36,665
3.50% 8/15/46	200,000	150,888
3.75% 8/15/47	100,000	78,079
6.35% 10/1/36	100,000	107,858
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	69,790
2.85% 5/15/51	150,000	96,956
3.25% 4/15/28	125,000	115,048
3.80% 7/15/48	70,000	54,103
4.60% 5/1/53	150,000	128,516
5.15% 11/15/43	200,000	185,817
5.95% 5/15/37	125,000	128,723
6.13% 4/1/36	247,000	257,712
Black Hills Corp.
3.05% 10/15/29	100,000	85,603
3.15% 1/15/27	100,000	92,662
3.88% 10/15/49	100,000	73,724
3.95% 1/15/26	50,000	47,773
4.20% 9/15/46	100,000	78,517
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	71,283
2.40% 9/1/26	100,000	91,883
3.00% 2/1/27	100,000	93,444
3.35% 4/1/51	125,000	93,255
4.25% 2/1/49	50,000	43,515
CenterPoint Energy, Inc.
2.50% 9/1/24	100,000	96,001
2.95% 3/1/30	100,000	87,055
3.70% 9/1/49	100,000	75,016
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	93,596
4.97% 5/1/46	70,000	58,886
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	98,687
CMS Energy Corp.
3.00% 5/15/26	40,000	37,438
μ3.75% 12/1/50	300,000	231,540
4.88% 3/1/44	100,000	90,685
Commonwealth Edison Co.
2.20% 3/1/30	100,000	84,529
2.55% 6/15/26	100,000	93,416
2.75% 9/1/51	285,000	184,164
3.13% 3/15/51	100,000	70,081
3.20% 11/15/49	145,000	103,724
3.65% 6/15/46	100,000	78,170
3.70% 8/15/28	45,000	42,458
4.00% 3/1/48	250,000	208,896
4.90% 2/1/33	90,000	89,600
6.45% 1/15/38	100,000	110,562

LVIP SSGA Bond Index Fund-28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	$ 44,751
4.15% 6/1/45	75,000	63,665
4.30% 4/15/44	130,000	112,335
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	101,655
3.60% 6/15/61	200,000	145,040
3.70% 11/15/59	85,000	62,095
3.80% 5/15/28	100,000	94,932
3.95% 3/1/43	150,000	122,278
4.00% 12/1/28	100,000	95,382
4.30% 12/1/56	100,000	81,162
4.45% 3/15/44	200,000	175,546
4.50% 12/1/45	100,000	86,982
4.63% 12/1/54	200,000	171,644
4.65% 12/1/48	100,000	88,996
5.50% 12/1/39	250,000	246,653
5.85% 3/15/36	100,000	102,350
6.30% 8/15/37	20,000	21,534
6.75% 4/1/38	25,000	27,845
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	57,107
5.60% 6/15/42	292,000	282,139
6.25% 10/1/39	100,000	103,712
Consumers Energy Co.
2.50% 5/1/60	85,000	48,791
3.25% 8/15/46	100,000	73,703
3.95% 5/15/43	150,000	126,097
4.63% 5/15/33	100,000	97,272
4.65% 3/1/28	250,000	248,038
Dayton Power & Light Co. 3.95% 6/15/49	95,000	73,944
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,554
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	240,029
Dominion Energy, Inc.
1.45% 4/15/26	40,000	35,911
2.25% 8/15/31	90,000	72,508
2.85% 8/15/26	60,000	55,436
φ3.07% 8/15/24	35,000	33,803
3.30% 4/15/41	30,000	22,274
3.38% 4/1/30	400,000	357,781
4.25% 6/1/28	250,000	238,474
4.60% 3/15/49	150,000	128,693
4.90% 8/1/41	60,000	53,846
5.95% 6/15/35	25,000	25,687
DTE Electric Co.
1.90% 4/1/28	160,000	139,981
2.25% 3/1/30	150,000	128,070
3.25% 4/1/51	70,000	50,631
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Electric Co. (continued)
3.70% 6/1/46	50,000	$ 39,079
3.75% 8/15/47	100,000	78,571
3.95% 3/1/49	70,000	57,516
4.05% 5/15/48	100,000	83,059
DTE Energy Co.
φ2.53% 10/1/24	75,000	71,813
2.85% 10/1/26	200,000	183,945
3.40% 6/15/29	98,000	87,582
4.88% 6/1/28	210,000	205,408
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	63,641
3.45% 4/15/51	90,000	65,765
3.95% 3/15/48	150,000	122,223
4.00% 9/30/42	150,000	124,379
4.95% 1/15/33	250,000	248,148
5.30% 2/15/40	100,000	100,326
6.10% 6/1/37	170,000	178,150
Duke Energy Corp.
0.90% 9/15/25	65,000	59,160
2.45% 6/1/30	370,000	310,704
2.65% 9/1/26	165,000	152,497
3.15% 8/15/27	250,000	230,817
3.40% 6/15/29	65,000	58,622
3.95% 8/15/47	200,000	155,343
4.20% 6/15/49	65,000	52,723
4.80% 12/15/45	100,000	89,589
5.00% 12/8/27	125,000	124,149
Duke Energy Florida LLC
1.75% 6/15/30	335,000	272,504
3.20% 1/15/27	150,000	142,103
3.85% 11/15/42	100,000	81,503
5.95% 11/15/52	40,000	43,570
6.40% 6/15/38	300,000	329,043
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	92,068	83,506
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	79,827
3.25% 10/1/49	50,000	35,753
3.75% 5/15/46	150,000	116,351
6.12% 10/15/35	100,000	104,466
6.45% 4/1/39	130,000	141,726
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	92,880
3.70% 6/15/46	68,000	51,660
4.30% 2/1/49	45,000	37,622
5.25% 4/1/33	35,000	35,249
5.65% 4/1/53	60,000	61,494
Duke Energy Progress LLC
3.45% 3/15/29	70,000	64,179
3.70% 9/1/28	100,000	94,450
4.10% 3/15/43	100,000	83,845
6.30% 4/1/38	250,000	269,664

LVIP SSGA Bond Index Fund-29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	$ 79,503
Edison International
3.55% 11/15/24	80,000	77,313
5.25% 11/15/28	145,000	141,098
El Paso Electric Co. 5.00% 12/1/44	150,000	132,873
Emera U.S. Finance LP
3.55% 6/15/26	100,000	94,556
4.75% 6/15/46	105,000	85,176
Enel Americas SA 4.00% 10/25/26	35,000	33,723
Enel Chile SA 4.88% 6/12/28	150,000	144,215
Entergy Arkansas LLC
2.65% 6/15/51	65,000	40,455
3.35% 6/15/52	100,000	71,476
3.50% 4/1/26	60,000	57,435
4.20% 4/1/49	100,000	83,612
Entergy Corp.
1.90% 6/15/28	85,000	72,439
2.40% 6/15/31	100,000	80,986
2.95% 9/1/26	90,000	83,111
Entergy Louisiana LLC
1.60% 12/15/30	50,000	39,014
2.35% 6/15/32	100,000	80,162
2.40% 10/1/26	100,000	91,535
2.90% 3/15/51	75,000	49,450
3.10% 6/15/41	100,000	75,239
3.25% 4/1/28	150,000	137,955
4.00% 3/15/33	95,000	86,217
4.20% 4/1/50	100,000	83,625
4.95% 1/15/45	110,000	101,705
Entergy Mississippi LLC
2.85% 6/1/28	50,000	44,794
3.50% 6/1/51	145,000	106,373
3.85% 6/1/49	25,000	19,380
Entergy Texas, Inc. 3.55% 9/30/49	50,000	37,020
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	46,302
4.25% 12/1/45	50,000	41,297
5.70% 3/15/53	335,000	344,945
Evergy Metro, Inc.
2.25% 6/1/30	150,000	124,763
4.20% 6/15/47	100,000	83,215
Eversource Energy
0.80% 8/15/25	200,000	180,088
2.55% 3/15/31	250,000	207,755
2.90% 10/1/24	100,000	96,242
2.90% 3/1/27	100,000	92,134
3.15% 1/15/25	100,000	96,077
3.30% 1/15/28	100,000	92,063
3.38% 3/1/32	100,000	87,160
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Eversource Energy (continued)
4.25% 4/1/29	75,000	$ 71,447
5.45% 3/1/28	365,000	367,448
Exelon Corp.
2.75% 3/15/27	100,000	91,505
3.35% 3/15/32	100,000	86,890
3.40% 4/15/26	100,000	95,011
4.10% 3/15/52	40,000	32,245
4.45% 4/15/46	100,000	84,921
4.95% 6/15/35	105,000	100,556
5.10% 6/15/45	105,000	97,257
5.15% 3/15/28	50,000	49,773
5.30% 3/15/33	100,000	99,681
5.60% 3/15/53	100,000	100,753
Florida Power & Light Co.
3.13% 12/1/25	250,000	238,967
3.15% 10/1/49	310,000	225,990
3.70% 12/1/47	100,000	81,097
3.80% 12/15/42	100,000	83,856
4.05% 6/1/42	150,000	129,570
4.13% 6/1/48	100,000	86,367
4.80% 5/15/33	250,000	248,199
5.05% 4/1/28	145,000	146,114
5.10% 4/1/33	160,000	162,355
5.30% 4/1/53	165,000	170,662
5.69% 3/1/40	50,000	52,525
5.95% 2/1/38	200,000	215,251
5.96% 4/1/39	100,000	108,031
Fortis, Inc. 3.06% 10/4/26	200,000	184,257
Georgia Power Co.
2.65% 9/15/29	105,000	90,453
3.25% 4/1/26	50,000	47,404
3.25% 3/15/51	285,000	200,823
3.70% 1/30/50	40,000	30,582
4.30% 3/15/42	200,000	172,378
4.30% 3/15/43	100,000	84,617
4.65% 5/16/28	250,000	244,946
4.75% 9/1/40	100,000	91,736
Hydro-Quebec
8.05% 7/7/24	250,000	255,341
8.50% 12/1/29	115,000	137,924
Iberdrola International BV 6.75% 7/15/36	100,000	112,999
Idaho Power Co. 5.50% 3/15/53	200,000	204,339
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	78,098
3.85% 5/15/28	150,000	141,996
4.25% 8/15/48	50,000	41,987
Interstate Power & Light Co.
2.30% 6/1/30	25,000	20,767
3.50% 9/30/49	50,000	36,363
3.60% 4/1/29	200,000	182,406

LVIP SSGA Bond Index Fund-30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light Co. (continued)
6.25% 7/15/39	130,000	$ 137,463
ITC Holdings Corp.
3.25% 6/30/26	90,000	85,028
3.35% 11/15/27	100,000	93,336
Kentucky Utilities Co.
3.30% 6/1/50	105,000	74,674
5.13% 11/1/40	100,000	95,737
MidAmerican Energy Co.
3.10% 5/1/27	100,000	93,405
3.50% 10/15/24	100,000	97,312
3.65% 4/15/29	50,000	46,433
3.95% 8/1/47	100,000	81,296
4.25% 7/15/49	50,000	42,516
4.40% 10/15/44	100,000	87,263
5.75% 11/1/35	25,000	25,639
Mississippi Power Co. 3.95% 3/30/28	100,000	93,980
NATIONAL GRID PLC 5.60% 6/12/28	250,000	251,047
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	221,379
1.35% 3/15/31	125,000	95,390
2.40% 3/15/30	195,000	164,591
3.05% 4/25/27	100,000	92,624
3.25% 11/1/25	100,000	95,107
4.02% 11/1/32	100,000	91,909
5.80% 1/15/33	85,000	88,877
8.00% 3/1/32	150,000	175,625
Nevada Power Co.
2.40% 5/1/30	100,000	84,276
3.13% 8/1/50	65,000	42,857
3.70% 5/1/29	75,000	69,425
6.75% 7/1/37	100,000	110,164
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	178,273
2.44% 1/15/32	200,000	162,151
2.75% 11/1/29	320,000	277,365
3.00% 1/15/52	200,000	131,494
3.50% 4/1/29	150,000	136,695
4.45% 6/20/25	120,000	117,717
4.63% 7/15/27	200,000	195,561
5.00% 7/15/32	60,000	59,174
5.05% 2/28/33	250,000	246,124
5.25% 2/28/53	145,000	139,588
μ5.65% 5/1/79	100,000	92,497
6.05% 3/1/25	90,000	90,338
Northern States Power Co.
2.25% 4/1/31	100,000	83,548
2.90% 3/1/50	60,000	41,329
3.20% 4/1/52	60,000	42,969
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Northern States Power Co. (continued)
3.60% 5/15/46	50,000	$ 38,679
3.60% 9/15/47	100,000	78,631
4.00% 8/15/45	100,000	81,302
5.35% 11/1/39	40,000	40,643
6.20% 7/1/37	100,000	107,909
NorthWestern Corp. 4.18% 11/15/44	150,000	124,496
NSTAR Electric Co.
1.95% 8/15/31	100,000	80,124
3.20% 5/15/27	100,000	93,918
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	115,003
4.25% 4/1/46	75,000	55,524
5.95% 11/1/39	100,000	100,834
Ohio Edison Co. 6.88% 7/15/36	100,000	110,064
Ohio Power Co.
1.63% 1/15/31	100,000	78,853
4.15% 4/1/48	100,000	81,752
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	89,755
3.80% 8/15/28	100,000	94,558
4.15% 4/1/47	50,000	40,900
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	158,140
2.95% 4/1/25	100,000	95,654
3.70% 11/15/28	200,000	188,852
3.75% 4/1/45	100,000	81,698
4.10% 11/15/48	100,000	85,514
4.55% 12/1/41	150,000	137,699
5.30% 6/1/42	200,000	204,814
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	72,606
2.50% 2/1/31	250,000	195,721
3.25% 6/1/31	185,000	150,435
3.30% 8/1/40	150,000	101,057
3.45% 7/1/25	900,000	849,753
3.50% 8/1/50	410,000	260,803
4.20% 3/1/29	70,000	62,866
4.20% 6/1/41	115,000	85,641
4.40% 3/1/32	100,000	86,597
4.50% 7/1/40	600,000	466,450
4.95% 7/1/50	600,000	471,246
5.25% 3/1/52	100,000	81,213
6.15% 1/15/33	125,000	122,256
6.75% 1/15/53	300,000	296,068
PacifiCorp
3.50% 6/15/29	65,000	58,210
4.10% 2/1/42	100,000	79,868
4.13% 1/15/49	70,000	54,253
4.15% 2/15/50	100,000	77,403

LVIP SSGA Bond Index Fund-31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp (continued)
5.35% 12/1/53	300,000	$ 274,052
5.75% 4/1/37	100,000	96,344
6.00% 1/15/39	100,000	97,928
6.35% 7/15/38	25,000	25,082
7.70% 11/15/31	100,000	109,963
PECO Energy Co.
2.80% 6/15/50	290,000	191,170
3.00% 9/15/49	40,000	27,799
3.05% 3/15/51	30,000	20,723
5.95% 10/1/36	100,000	105,165
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/37	250,000	242,525
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	45,539
Potomac Electric Power Co. 4.15% 3/15/43	100,000	86,320
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	85,121
5.00% 5/15/33	145,000	144,939
5.25% 5/15/53	85,000	86,623
6.25% 5/15/39	30,000	32,831
Progress Energy, Inc.
6.00% 12/1/39	50,000	50,583
7.75% 3/1/31	150,000	170,103
Public Service Co. of Colorado
1.90% 1/15/31	150,000	121,200
2.70% 1/15/51	150,000	94,931
3.20% 3/1/50	65,000	45,874
3.80% 6/15/47	200,000	157,086
4.05% 9/15/49	50,000	40,556
6.25% 9/1/37	100,000	107,314
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	135,279
2.05% 8/1/50	100,000	58,850
3.00% 5/15/25	100,000	95,555
3.00% 3/1/51	100,000	70,293
3.20% 5/15/29	150,000	135,682
3.60% 12/1/47	50,000	39,257
3.70% 5/1/28	100,000	95,129
3.80% 3/1/46	100,000	80,872
3.85% 5/1/49	125,000	102,475
4.05% 5/1/48	100,000	85,114
5.50% 3/1/40	100,000	102,516
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	90,426
1.60% 8/15/30	100,000	78,327
Puget Energy, Inc. 3.65% 5/15/25	200,000	191,201
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	69,302
4.22% 6/15/48	65,000	54,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Sound Energy, Inc. (continued)
5.64% 4/15/41	80,000	$ 80,696
5.80% 3/15/40	100,000	101,405
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	187,954
4.10% 6/15/49	100,000	81,847
4.15% 5/15/48	100,000	83,397
5.35% 4/1/53	155,000	153,736
6.00% 6/1/39	110,000	114,834
Sempra Energy
3.30% 4/1/25	140,000	134,259
3.40% 2/1/28	95,000	87,438
3.70% 4/1/29	180,000	164,401
3.80% 2/1/38	150,000	124,257
4.00% 2/1/48	95,000	73,948
6.00% 10/15/39	125,000	127,899
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	186,344
Southern California Edison Co.
2.25% 6/1/30	70,000	58,510
2.85% 8/1/29	155,000	135,415
3.65% 3/1/28	100,000	93,287
3.90% 3/15/43	100,000	79,520
4.00% 4/1/47	300,000	238,191
4.13% 3/1/48	150,000	121,670
4.20% 3/1/29	100,000	95,038
4.50% 9/1/40	100,000	87,105
4.65% 10/1/43	400,000	350,597
4.88% 3/1/49	100,000	89,821
4.90% 6/1/26	250,000	246,447
5.95% 11/1/32	200,000	209,340
5.95% 2/1/38	25,000	25,712
6.00% 1/15/34	200,000	207,058
6.05% 3/15/39	170,000	177,030
6.65% 4/1/29	100,000	103,472
Southern Co.
3.25% 7/1/26	250,000	235,151
4.25% 7/1/36	85,000	75,681
φ4.48% 8/1/24	55,000	53,995
5.11% 8/1/27	100,000	99,067
5.15% 10/6/25	80,000	79,519
Southern Power Co.
0.90% 1/15/26	125,000	112,007
4.15% 12/1/25	200,000	195,113
4.95% 12/15/46	100,000	87,709
5.25% 7/15/43	120,000	110,325
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	137,539
3.85% 2/1/48	100,000	74,840
3.90% 4/1/45	300,000	228,996
6.20% 3/15/40	200,000	204,386

LVIP SSGA Bond Index Fund-32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Public Service Co. 4.40% 11/15/48	100,000	$ 85,327
Tampa Electric Co.
4.10% 6/15/42	100,000	83,865
4.35% 5/15/44	50,000	42,267
4.45% 6/15/49	100,000	84,748
Tucson Electric Power Co. 1.50% 8/1/30	90,000	70,926
Union Electric Co.
2.63% 3/15/51	250,000	160,017
2.95% 6/15/27	100,000	93,059
3.50% 3/15/29	100,000	92,026
3.65% 4/15/45	100,000	77,403
3.90% 9/15/42	100,000	81,578
4.00% 4/1/48	100,000	81,972
8.45% 3/15/39	80,000	104,352
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	162,261
2.95% 11/15/26	100,000	92,638
2.95% 11/15/51	200,000	133,755
3.15% 1/15/26	70,000	66,698
3.30% 12/1/49	100,000	71,643
3.50% 3/15/27	150,000	141,958
3.80% 4/1/28	100,000	94,739
3.80% 9/15/47	100,000	78,142
4.00% 11/15/46	45,000	35,875
4.60% 12/1/48	115,000	102,416
4.65% 8/15/43	150,000	132,982
6.00% 5/15/37	25,000	26,010
6.35% 11/30/37	100,000	106,177
8.88% 11/15/38	100,000	132,946
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	128,102
1.80% 10/15/30	150,000	119,213
4.75% 1/9/26	250,000	246,218
4.75% 1/15/28	100,000	97,721
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	47,489
4.30% 10/15/48	45,000	38,781
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	39,658
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	181,176
Xcel Energy, Inc.
3.30% 6/1/25	100,000	95,627
3.35% 12/1/26	100,000	93,810
6.50% 7/1/36	100,000	106,575
		51,142,584
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	119,001
1.80% 10/15/27	45,000	39,871
1.95% 10/15/30	100,000	82,969
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Emerson Electric Co. (continued)
2.00% 12/21/28	200,000	$ 172,909
2.75% 10/15/50	30,000	19,940
2.80% 12/21/51	200,000	136,250
5.25% 11/15/39	50,000	50,862
		621,802
Electronics–0.20%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	94,492
2.30% 3/12/31	250,000	204,588
Allegion PLC 3.50% 10/1/29	50,000	44,158
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	144,033
3.55% 10/1/27	150,000	138,722
Amphenol Corp.
2.20% 9/15/31	60,000	48,854
2.80% 2/15/30	200,000	175,134
4.35% 6/1/29	75,000	72,602
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	184,500
Avnet, Inc.
4.63% 4/15/26	50,000	48,560
5.50% 6/1/32	100,000	94,950
Flex Ltd.
3.75% 2/1/26	300,000	285,112
4.75% 6/15/25	125,000	122,040
4.88% 6/15/29	75,000	71,732
6.00% 1/15/28	210,000	213,271
Fortive Corp.
3.15% 6/15/26	150,000	141,444
4.30% 6/15/46	50,000	39,621
Honeywell International, Inc.
1.10% 3/1/27	200,000	176,346
1.35% 6/1/25	125,000	116,616
1.75% 9/1/31	160,000	128,280
1.95% 6/1/30	250,000	210,085
2.30% 8/15/24	100,000	96,651
2.70% 8/15/29	60,000	53,391
2.80% 6/1/50	100,000	74,278
4.25% 1/15/29	160,000	155,729
4.95% 2/15/28	180,000	182,413
Hubbell, Inc.
2.30% 3/15/31	60,000	49,457
3.35% 3/1/26	150,000	142,641
Jabil, Inc.
1.70% 4/15/26	65,000	58,158
3.00% 1/15/31	50,000	42,486
3.60% 1/15/30	50,000	44,726
3.95% 1/12/28	110,000	102,676
4.25% 5/15/27	50,000	47,592
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	245,765

LVIP SSGA Bond Index Fund-33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Keysight Technologies, Inc. (continued)
4.60% 4/6/27	60,000	$ 59,039
Trimble, Inc.
4.75% 12/1/24	100,000	98,148
4.90% 6/15/28	100,000	97,599
6.10% 3/15/33	125,000	126,654
Tyco Electronics Group SA
2.50% 2/4/32	85,000	71,284
3.70% 2/15/26	100,000	96,456
4.50% 2/13/26	150,000	147,766
		4,748,049
Entertainment–0.08%
Warnermedia Holdings, Inc.
3.64% 3/15/25	200,000	192,905
3.76% 3/15/27	370,000	345,124
4.28% 3/15/32	285,000	252,759
5.05% 3/15/42	1,085,000	914,511
5.14% 3/15/52	85,000	69,211
5.39% 3/15/62	70,000	57,048
		1,831,558
Environmental Control–0.08%
Republic Services, Inc.
0.88% 11/15/25	50,000	44,983
1.45% 2/15/31	200,000	156,960
1.75% 2/15/32	100,000	78,220
2.90% 7/1/26	110,000	103,077
3.20% 3/15/25	250,000	240,521
3.38% 11/15/27	60,000	56,431
3.95% 5/15/28	150,000	143,788
Waste Connections, Inc.
2.20% 1/15/32	115,000	92,744
2.95% 1/15/52	115,000	78,738
3.20% 6/1/32	65,000	56,650
3.50% 5/1/29	150,000	137,965
Waste Management, Inc.
0.75% 11/15/25	20,000	18,049
1.15% 3/15/28	30,000	25,512
1.50% 3/15/31	30,000	23,894
2.50% 11/15/50	20,000	12,779
3.15% 11/15/27	100,000	93,639
4.15% 4/15/32	500,000	476,421
		1,840,371
Food–0.39%
Campbell Soup Co.
3.95% 3/15/25	150,000	145,766
4.15% 3/15/28	200,000	191,450
4.80% 3/15/48	65,000	58,681
Conagra Brands, Inc.
1.38% 11/1/27	100,000	84,683
4.60% 11/1/25	70,000	68,423
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands, Inc. (continued)
4.85% 11/1/28	165,000	$ 160,903
5.30% 11/1/38	50,000	48,043
5.40% 11/1/48	105,000	100,044
8.25% 9/15/30	100,000	114,713
Flowers Foods, Inc.
2.40% 3/15/31	45,000	36,714
3.50% 10/1/26	105,000	98,510
General Mills, Inc.
2.25% 10/14/31	175,000	143,530
3.00% 2/1/51	95,000	67,088
3.20% 2/10/27	150,000	141,590
4.00% 4/17/25	100,000	97,453
4.20% 4/17/28	75,000	72,790
4.95% 3/29/33	70,000	69,375
5.24% 11/18/25	80,000	80,010
Hershey Co.
1.70% 6/1/30	195,000	161,765
2.05% 11/15/24	50,000	47,980
2.30% 8/15/26	100,000	93,340
2.45% 11/15/29	50,000	43,860
3.13% 11/15/49	50,000	36,816
4.25% 5/4/28	175,000	173,147
Hormel Foods Corp. 1.80% 6/11/30	85,000	70,943
Ingredion, Inc.
2.90% 6/1/30	200,000	172,795
3.20% 10/1/26	100,000	93,364
3.90% 6/1/50	200,000	148,131
J M Smucker Co.
3.38% 12/15/27	100,000	93,530
3.50% 3/15/25	150,000	144,934
4.25% 3/15/35	100,000	90,765
4.38% 3/15/45	50,000	43,304
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 2/1/28	500,000	480,134
5.75% 4/1/33	335,000	314,884
6.50% 12/1/52	165,000	156,371
Kellogg Co.
3.25% 4/1/26	95,000	90,396
3.40% 11/15/27	200,000	187,273
4.30% 5/15/28	150,000	144,781
4.50% 4/1/46	100,000	88,783
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	146,561
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	849,855
Kroger Co.
1.70% 1/15/31	125,000	98,036
3.50% 2/1/26	100,000	95,757
4.45% 2/1/47	500,000	434,077

LVIP SSGA Bond Index Fund-34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. (continued)
5.00% 4/15/42	100,000	$ 91,283
6.90% 4/15/38	100,000	110,618
7.50% 4/1/31	250,000	284,687
McCormick & Co., Inc.
3.15% 8/15/24	100,000	97,100
3.40% 8/15/27	150,000	140,447
4.20% 8/15/47	20,000	16,508
Mondelez International, Inc.
1.50% 2/4/31	210,000	164,935
1.88% 10/15/32	180,000	140,582
2.63% 9/4/50	360,000	233,508
2.75% 4/13/30	135,000	118,509
Pilgrim's Pride Corp. 6.25% 7/1/33	145,000	140,446
Sysco Corp.
2.40% 2/15/30	35,000	29,810
3.25% 7/15/27	200,000	186,744
3.30% 7/15/26	100,000	94,452
3.30% 2/15/50	35,000	24,867
3.75% 10/1/25	125,000	120,867
4.45% 3/15/48	100,000	85,539
4.50% 4/1/46	75,000	63,587
4.85% 10/1/45	85,000	75,307
6.60% 4/1/50	350,000	398,949
Tyson Foods, Inc.
3.55% 6/2/27	155,000	145,585
3.95% 8/15/24	240,000	235,559
4.00% 3/1/26	65,000	62,810
4.35% 3/1/29	130,000	123,684
5.10% 9/28/48	40,000	36,328
		9,504,059
Forest Products & Paper–0.04%
Celulosa Arauco y Constitucion SA 4.50% 8/1/24	200,000	196,572
Fibria Overseas Finance Ltd. 5.50% 1/17/27	100,000	100,125
International Paper Co.
4.80% 6/15/44	149,000	131,395
6.00% 11/15/41	135,000	138,386
Suzano Austria GmbH
2.50% 9/15/28	125,000	106,458
3.75% 1/15/31	205,000	174,952
6.00% 1/15/29	200,000	198,760
		1,046,648
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	196,425
2.63% 9/15/29	250,000	219,760
3.00% 6/15/27	65,000	60,672
3.38% 9/15/49	55,000	40,711
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy Corp. (continued)
4.13% 10/15/44	150,000	$ 126,179
4.13% 3/15/49	155,000	130,299
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	220,486
4.00% 4/1/28	100,000	95,377
4.10% 9/1/47	45,000	36,795
5.25% 3/1/28	250,000	249,899
5.85% 1/15/41	115,000	118,145
National Fuel Gas Co. 3.95% 9/15/27	200,000	183,775
NiSource, Inc.
0.95% 8/15/25	145,000	132,231
1.70% 2/15/31	175,000	136,827
2.95% 9/1/29	100,000	87,563
3.49% 5/15/27	100,000	94,085
3.95% 3/30/48	150,000	120,368
4.38% 5/15/47	100,000	85,103
4.80% 2/15/44	100,000	90,715
5.25% 2/15/43	59,000	56,424
5.40% 6/30/33	150,000	150,100
ONE Gas, Inc. 4.66% 2/1/44	50,000	44,647
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	90,575
3.64% 11/1/46	50,000	36,063
4.65% 8/1/43	50,000	43,939
Southern California Gas Co.
2.95% 4/15/27	110,000	102,604
3.15% 9/15/24	100,000	96,974
3.95% 2/15/50	50,000	39,009
4.13% 6/1/48	100,000	81,002
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	196,415
4.40% 6/1/43	100,000	82,645
4.40% 5/30/47	200,000	166,045
5.88% 3/15/41	70,000	70,468
Southwest Gas Corp.
3.18% 8/15/51	140,000	89,613
3.70% 4/1/28	100,000	92,738
5.80% 12/1/27	50,000	50,496
Washington Gas Light Co.
3.65% 9/15/49	40,000	29,728
3.80% 9/15/46	70,000	53,418
		3,998,318
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	99,971
Snap-on, Inc. 4.10% 3/1/48	85,000	74,267

LVIP SSGA Bond Index Fund-35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools (continued)
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	$ 178,309
3.40% 3/1/26	145,000	137,217
5.20% 9/1/40	100,000	92,318
6.27% 3/6/26	200,000	201,813
		783,895
Health Care Products–0.23%
Abbott Laboratories
1.15% 1/30/28	45,000	38,944
1.40% 6/30/30	40,000	32,903
3.75% 11/30/26	340,000	331,483
3.88% 9/15/25	120,000	117,222
4.90% 11/30/46	400,000	403,852
6.00% 4/1/39	50,000	55,809
6.15% 11/30/37	50,000	55,892
Baxter International, Inc.
1.32% 11/29/24	200,000	187,654
1.73% 4/1/31	65,000	50,146
1.92% 2/1/27	200,000	177,643
2.54% 2/1/32	200,000	162,005
2.60% 8/15/26	150,000	137,748
3.13% 12/1/51	150,000	98,939
3.50% 8/15/46	100,000	69,272
Boston Scientific Corp.
1.90% 6/1/25	65,000	60,923
2.65% 6/1/30	100,000	87,127
4.55% 3/1/39	100,000	93,000
4.70% 3/1/49	105,000	98,348
7.38% 1/15/40	201,000	240,769
Danaher Corp.
2.60% 10/1/50	190,000	128,200
2.80% 12/10/51	200,000	137,970
3.35% 9/15/25	125,000	120,357
4.38% 9/15/45	115,000	103,836
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	57,204
3.25% 11/15/39	100,000	81,284
Koninklijke Philips NV
5.00% 3/15/42	100,000	91,738
6.88% 3/11/38	50,000	55,554
Medtronic, Inc.
4.38% 3/15/35	108,000	103,766
4.63% 3/15/45	179,000	174,160
Revvity, Inc.
2.25% 9/15/31	180,000	144,426
2.55% 3/15/31	210,000	173,054
3.30% 9/15/29	95,000	84,890
3.63% 3/15/51	160,000	116,379
Smith & Nephew PLC 2.03% 10/14/30	100,000	80,905
Stryker Corp.
1.95% 6/15/30	300,000	250,509
3.38% 11/1/25	100,000	95,690
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker Corp. (continued)
3.50% 3/15/26	75,000	$ 71,947
3.65% 3/7/28	200,000	190,173
4.38% 5/15/44	100,000	87,476
4.63% 3/15/46	95,000	88,307
Thermo Fisher Scientific, Inc.
1.22% 10/18/24	260,000	245,848
4.10% 8/15/47	100,000	89,419
4.95% 11/21/32	125,000	127,253
5.30% 2/1/44	200,000	202,054
		5,602,078
Health Care Services–0.78%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	74,675
3.83% 8/15/28	35,000	33,446
4.27% 8/15/48	30,000	26,433
Aetna, Inc.
3.88% 8/15/47	145,000	113,014
6.63% 6/15/36	100,000	109,872
6.75% 12/15/37	100,000	110,218
AHS Hospital Corp.
2.78% 7/1/51	40,000	26,277
5.02% 7/1/45	50,000	48,375
Ascension Health
3.11% 11/15/39	45,000	35,183
3.95% 11/15/46	185,000	155,191
Banner Health
1.90% 1/1/31	40,000	32,306
2.34% 1/1/30	75,000	63,815
2.91% 1/1/51	50,000	33,544
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	19,881
2.84% 11/15/50	45,000	30,182
3.97% 11/15/46	50,000	41,558
4.19% 11/15/45	95,000	82,160
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	19,947
3.21% 6/1/50	25,000	17,434
Centene Corp. 4.63% 12/15/29	750,000	690,328
Children's Health System of Texas 2.51% 8/15/50	105,000	65,049
Children's Hospital Corp. 4.12% 1/1/47	65,000	56,272
Children's Hospital Medical Center 4.27% 5/15/44	50,000	44,037
City of Hope 4.38% 8/15/48	75,000	63,583
CommonSpirit Health
1.55% 10/1/25	35,000	31,826
2.76% 10/1/24	30,000	28,879

LVIP SSGA Bond Index Fund-36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health (continued)
2.78% 10/1/30	65,000	$ 54,644
3.35% 10/1/29	40,000	35,190
3.82% 10/1/49	40,000	30,451
3.91% 10/1/50	150,000	115,894
4.19% 10/1/49	70,000	56,776
4.35% 11/1/42	400,000	343,446
Corewell Health Obligated Group 3.49% 7/15/49	50,000	38,136
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	79,884
Duke University Health System, Inc. 3.92% 6/1/47	75,000	62,658
Elevance Health, Inc.
1.50% 3/15/26	200,000	180,845
2.25% 5/15/30	50,000	41,883
2.38% 1/15/25	65,000	61,787
2.55% 3/15/31	200,000	168,044
3.13% 5/15/50	65,000	45,321
3.35% 12/1/24	150,000	145,032
3.50% 8/15/24	250,000	243,562
3.60% 3/15/51	115,000	87,935
4.10% 3/1/28	350,000	335,951
4.10% 5/15/32	200,000	186,366
4.38% 12/1/47	125,000	108,950
4.63% 5/15/42	100,000	89,871
4.65% 1/15/43	125,000	114,199
4.65% 8/15/44	100,000	89,793
4.75% 2/15/33	250,000	242,814
5.50% 10/15/32	200,000	205,602
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	178,081
4.50% 7/1/57	100,000	89,269
HCA, Inc.
2.38% 7/15/31	150,000	119,961
3.13% 3/15/27	70,000	64,284
3.50% 7/15/51	150,000	103,777
3.63% 3/15/32	150,000	130,201
4.13% 6/15/29	485,000	448,814
4.38% 3/15/42	50,000	41,305
4.50% 2/15/27	160,000	154,347
4.63% 3/15/52	75,000	61,631
5.13% 6/15/39	50,000	46,384
5.25% 4/15/25	185,000	182,624
5.25% 6/15/26	200,000	197,814
5.25% 6/15/49	200,000	180,466
5.50% 6/15/47	200,000	188,378
Humana, Inc.
1.35% 2/3/27	55,000	47,854
2.15% 2/3/32	55,000	43,327
3.70% 3/23/29	125,000	114,484
4.63% 12/1/42	175,000	154,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
4.95% 10/1/44	300,000	$ 274,475
5.70% 3/13/26	190,000	190,091
5.75% 3/1/28	100,000	101,749
5.88% 3/1/33	100,000	103,920
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	46,332
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	75,401
Jefferies Financial Group, Inc. 4.30% 7/1/28	25,000	23,836
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	57,589
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	117,542
3.27% 11/1/49	185,000	136,590
4.15% 5/1/47	105,000	91,697
Laboratory Corp. of America Holdings
3.25% 9/1/24	100,000	96,827
3.60% 9/1/27	100,000	94,523
4.70% 2/1/45	500,000	433,047
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	36,337
3.34% 7/1/60	65,000	45,472
3.77% 7/1/48	40,000	32,712
Mayo Clinic
3.20% 11/15/61	200,000	135,419
4.13% 11/15/52	100,000	85,990
McLaren Health Care Corp. 4.39% 5/15/48	65,000	57,444
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	76,309
4.20% 7/1/55	127,000	107,891
Methodist Hospital 2.71% 12/1/50	300,000	194,529
Montefiore Obligated Group 5.25% 11/1/48	70,000	52,815
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	100,000	79,712
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	33,625
3.95% 8/1/19	35,000	25,326
4.02% 8/1/45	75,000	63,531
4.06% 8/1/56	50,000	42,161
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	195,375
4.26% 11/1/47	150,000	123,101
Novant Health, Inc.
3.17% 11/1/51	85,000	60,995
3.32% 11/1/61	70,000	48,297

LVIP SSGA Bond Index Fund-37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	$ 74,568
NYU Langone Hospitals
3.38% 7/1/55	100,000	71,327
4.37% 7/1/47	100,000	88,093
Orlando Health Obligated Group
3.33% 10/1/50	125,000	93,379
4.09% 10/1/48	45,000	36,970
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	54,064
3.22% 11/15/50	65,000	43,841
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	44,920
2.75% 10/1/26	100,000	91,340
3.74% 10/1/47	100,000	75,127
5.40% 10/1/33	200,000	197,379
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	52,395
3.50% 3/30/25	300,000	289,211
4.20% 6/30/29	100,000	96,546
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	76,169
3.95% 7/1/46	50,000	41,172
Seattle Children's Hospital 2.72% 10/1/50	185,000	122,086
SSM Health Care Corp. 3.82% 6/1/27	71,000	66,250
Stanford Health Care 3.80% 11/15/48	30,000	25,012
Sutter Health
1.32% 8/15/25	100,000	91,235
2.29% 8/15/30	110,000	90,933
3.16% 8/15/40	100,000	75,481
3.36% 8/15/50	110,000	78,945
Texas Health Resources 4.33% 11/15/55	30,000	26,298
Toledo Hospital 5.75% 11/15/38	200,000	196,855
Trinity Health Corp.
2.63% 12/1/40	50,000	35,522
4.13% 12/1/45	25,000	21,479
UnitedHealth Group, Inc.
1.15% 5/15/26	200,000	180,861
1.25% 1/15/26	180,000	164,444
2.00% 5/15/30	265,000	223,008
2.30% 5/15/31	200,000	169,110
2.38% 8/15/24	70,000	67,645
2.75% 5/15/40	250,000	185,718
2.88% 8/15/29	155,000	139,289
2.90% 5/15/50	250,000	174,246
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
2.95% 10/15/27	250,000	$ 231,981
3.05% 5/15/41	200,000	154,597
3.25% 5/15/51	200,000	149,181
3.38% 4/15/27	150,000	142,474
3.45% 1/15/27	100,000	95,803
3.50% 8/15/39	115,000	96,454
3.70% 12/15/25	40,000	38,607
3.70% 8/15/49	135,000	108,434
3.75% 10/15/47	200,000	164,605
3.85% 6/15/28	200,000	191,712
3.88% 12/15/28	50,000	47,900
3.88% 8/15/59	150,000	121,926
4.00% 5/15/29	195,000	186,353
4.20% 1/15/47	55,000	48,417
4.25% 1/15/29	250,000	242,887
4.25% 3/15/43	100,000	90,970
4.25% 6/15/48	150,000	132,213
4.38% 3/15/42	100,000	90,554
4.50% 4/15/33	250,000	243,501
4.63% 11/15/41	200,000	187,444
5.05% 4/15/53	250,000	248,487
5.15% 10/15/25	55,000	55,152
5.25% 2/15/28	180,000	183,515
5.35% 2/15/33	250,000	259,776
5.88% 2/15/53	90,000	99,966
6.50% 6/15/37	150,000	167,616
6.63% 11/15/37	100,000	113,929
6.88% 2/15/38	100,000	119,023
Universal Health Services, Inc.
1.65% 9/1/26	65,000	56,821
2.65% 1/15/32	50,000	39,413
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	63,137
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	30,259
		18,870,459
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	214,416
2.50% 10/15/24	200,000	191,235
MDC Holdings, Inc. 3.97% 8/6/61	200,000	119,339
NVR, Inc. 3.00% 5/15/30	195,000	168,897
		693,887
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	97,079

LVIP SSGA Bond Index Fund-38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings (continued)
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	$ 92,118
3.50% 11/15/51	150,000	108,044
Whirlpool Corp.
4.50% 6/1/46	70,000	56,401
4.60% 5/15/50	150,000	124,440
4.75% 2/26/29	60,000	58,392
		536,474
Household Products Wares–0.06%
Avery Dennison Corp.
0.85% 8/15/24	40,000	37,729
2.25% 2/15/32	100,000	77,820
4.88% 12/6/28	100,000	97,941
5.75% 3/15/33	250,000	255,141
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	94,218
3.95% 8/1/47	100,000	82,344
Clorox Co.
3.90% 5/15/28	100,000	95,394
4.60% 5/1/32	200,000	195,357
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	73,364
2.88% 2/7/50	45,000	32,425
3.05% 8/15/25	50,000	48,046
3.20% 7/30/46	50,000	37,463
3.90% 5/4/47	100,000	85,494
5.30% 3/1/41	200,000	206,264
6.63% 8/1/37	100,000	117,447
		1,536,447
Insurance–0.79%
Aflac, Inc.
1.13% 3/15/26	105,000	93,974
4.00% 10/15/46	300,000	238,893
4.75% 1/15/49	100,000	93,107
Alleghany Corp. 4.90% 9/15/44	95,000	88,380
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	94,950
Allstate Corp.
0.75% 12/15/25	65,000	58,215
1.45% 12/15/30	100,000	77,536
3.28% 12/15/26	150,000	141,162
4.20% 12/15/46	150,000	122,574
4.50% 6/15/43	100,000	86,468
5.55% 5/9/35	150,000	152,020
American Financial Group, Inc. 4.50% 6/15/47	150,000	122,543
American International Group, Inc.
2.50% 6/30/25	133,000	125,260
3.90% 4/1/26	300,000	288,250
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc. (continued)
4.38% 6/30/50	130,000	$ 109,763
4.75% 4/1/48	200,000	179,396
4.80% 7/10/45	100,000	88,852
Aon Corp.
2.80% 5/15/30	150,000	129,828
3.75% 5/2/29	100,000	92,566
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	79,796
2.85% 5/28/27	70,000	64,005
2.90% 8/23/51	100,000	65,234
3.90% 2/28/52	85,000	66,701
Aon Global Ltd.
3.88% 12/15/25	100,000	96,381
4.75% 5/15/45	100,000	89,395
Arch Capital Finance LLC
4.01% 12/15/26	100,000	95,425
5.03% 12/15/46	100,000	88,995
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	102,582
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	95,675
Arthur J Gallagher & Co. 5.50% 3/2/33	155,000	155,203
Assurant, Inc. 4.90% 3/27/28	100,000	95,276
Assured Guaranty U.S. Holdings, Inc. 5.00% 7/1/24	66,000	64,817
Athene Holding Ltd.
3.50% 1/15/31	20,000	16,526
3.95% 5/25/51	125,000	83,663
4.13% 1/12/28	150,000	136,813
6.65% 2/1/33	100,000	100,789
AXA SA 8.60% 12/15/30	200,000	241,785
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	90,780
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	130,221
2.30% 3/15/27	200,000	187,020
2.50% 1/15/51	140,000	91,471
2.85% 10/15/50	180,000	125,258
2.88% 3/15/32	200,000	176,003
3.85% 3/15/52	200,000	165,333
4.25% 1/15/49	100,000	91,066
4.30% 5/15/43	100,000	91,199
4.40% 5/15/42	100,000	95,230
5.75% 1/15/40	100,000	110,809
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	207,103
4.50% 2/11/43	250,000	241,128

LVIP SSGA Bond Index Fund-39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	$ 229,540
4.70% 6/22/47	200,000	153,059
Brown & Brown, Inc.
2.38% 3/15/31	85,000	68,515
4.20% 3/17/32	65,000	58,372
4.50% 3/15/29	100,000	94,362
4.95% 3/17/52	100,000	85,589
Chubb Corp.
6.00% 5/11/37	100,000	106,731
6.50% 5/15/38	200,000	223,056
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	329,944
3.35% 5/3/26	95,000	91,271
4.15% 3/13/43	100,000	85,767
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	106,655
CNA Financial Corp.
2.05% 8/15/30	20,000	15,993
3.90% 5/1/29	40,000	36,707
4.50% 3/1/26	100,000	97,014
Enstar Group Ltd. 3.10% 9/1/31	95,000	74,495
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	392,185
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	35,458
4.87% 6/1/44	100,000	89,109
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	151,928
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	43,659
4.50% 8/15/28	150,000	142,523
First American Financial Corp. 4.60% 11/15/24	100,000	97,575
Globe Life, Inc. 2.15% 8/15/30	500,000	393,979
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	113,981
4.50% 4/15/26	100,000	96,792
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	60,260
2.90% 9/15/51	100,000	64,900
3.60% 8/19/49	55,000	41,528
4.30% 4/15/43	43,000	35,036
4.40% 3/15/48	100,000	83,070
6.10% 10/1/41	50,000	50,102
Kemper Corp.
3.80% 2/23/32	100,000	82,594
4.35% 2/15/25	70,000	67,364
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Loews Corp.
4.13% 5/15/43	200,000	$ 166,112
6.00% 2/1/35	100,000	103,791
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	232,726
4.15% 3/4/26	100,000	96,817
5.38% 3/4/46	100,000	98,989
Markel Group, Inc.
5.00% 4/5/46	250,000	218,187
5.00% 5/20/49	65,000	58,150
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	87,281
2.38% 12/15/31	90,000	73,331
2.90% 12/15/51	110,000	73,280
3.50% 3/10/25	150,000	145,455
3.75% 3/14/26	75,000	72,601
4.20% 3/1/48	100,000	84,434
4.35% 1/30/47	45,000	38,536
4.38% 3/15/29	195,000	189,416
4.75% 3/15/39	55,000	51,830
4.90% 3/15/49	90,000	84,637
Mercury General Corp. 4.40% 3/15/27	50,000	47,288
MetLife, Inc.
3.00% 3/1/25	150,000	144,809
4.05% 3/1/45	150,000	125,873
4.60% 5/13/46	200,000	180,733
5.25% 1/15/54	250,000	241,814
5.70% 6/15/35	50,000	51,416
5.88% 2/6/41	100,000	102,265
6.38% 6/15/34	100,000	109,334
6.40% 12/15/66	100,000	99,805
6.50% 12/15/32	100,000	109,389
10.75% 8/1/69	150,000	193,605
Old Republic International Corp.
3.85% 6/11/51	200,000	142,685
4.88% 10/1/24	100,000	98,051
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	276,925
3.40% 5/15/25	100,000	95,638
3.70% 5/15/29	50,000	45,878
5.38% 3/15/33	140,000	138,691
Progressive Corp.
2.50% 3/15/27	40,000	36,673
3.00% 3/15/32	50,000	43,508
3.70% 3/15/52	25,000	19,553
4.13% 4/15/47	200,000	172,520
4.20% 3/15/48	150,000	128,159
4.95% 6/15/33	250,000	247,903
Prudential Financial, Inc.
3.70% 3/13/51	250,000	191,510
3.88% 3/27/28	65,000	61,850

LVIP SSGA Bond Index Fund-40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. (continued)
3.91% 12/7/47	163,000	$ 130,049
4.35% 2/25/50	250,000	212,063
4.42% 3/27/48	100,000	84,384
μ4.50% 9/15/47	215,000	198,318
6.63% 6/21/40	200,000	217,441
μ6.75% 3/1/53	160,000	160,958
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	177,627
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	59,990
3.95% 9/15/26	30,000	28,249
6.00% 9/15/33	250,000	251,550
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	121,670
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	88,959
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	123,710
Travelers Cos., Inc.
3.75% 5/15/46	50,000	39,795
4.00% 5/30/47	80,000	67,361
4.05% 3/7/48	200,000	167,498
4.10% 3/4/49	100,000	85,227
4.60% 8/1/43	250,000	226,392
5.45% 5/25/53	115,000	120,357
6.25% 6/15/37	100,000	110,578
6.75% 6/20/36	100,000	113,540
Trinity Acquisition PLC 4.40% 3/15/26	100,000	96,340
Unum Group
4.00% 6/15/29	145,000	133,380
4.13% 6/15/51	200,000	146,113
5.75% 8/15/42	50,000	46,006
W R Berkley Corp.
3.55% 3/30/52	150,000	106,138
4.00% 5/12/50	105,000	82,662
Willis North America, Inc.
2.95% 9/15/29	65,000	55,914
3.88% 9/15/49	70,000	50,859
4.50% 9/15/28	150,000	143,052
4.65% 6/15/27	100,000	97,121
5.35% 5/15/33	250,000	243,770
XL Group Ltd. 5.25% 12/15/43	200,000	196,862
		18,989,913
Internet–0.49%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	162,840
3.15% 2/9/51	200,000	129,418
3.25% 2/9/61	200,000	123,637
3.40% 12/6/27	210,000	195,189
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Alibaba Group Holding Ltd. (continued)
4.00% 12/6/37	100,000	$ 83,793
4.20% 12/6/47	400,000	314,333
4.40% 12/6/57	200,000	156,757
Alphabet, Inc.
0.45% 8/15/25	90,000	82,392
0.80% 8/15/27	200,000	173,146
1.10% 8/15/30	130,000	105,166
1.90% 8/15/40	100,000	68,871
2.00% 8/15/26	250,000	231,394
2.05% 8/15/50	130,000	81,324
2.25% 8/15/60	400,000	243,317
Amazon.com, Inc.
0.80% 6/3/25	635,000	586,528
1.00% 5/12/26	250,000	224,757
1.20% 6/3/27	90,000	78,966
1.50% 6/3/30	165,000	135,609
1.65% 5/12/28	250,000	218,282
2.10% 5/12/31	250,000	210,252
2.50% 6/3/50	80,000	53,199
2.70% 6/3/60	365,000	234,644
2.80% 8/22/24	75,000	72,922
2.88% 5/12/41	250,000	192,758
3.00% 4/13/25	250,000	241,174
3.10% 5/12/51	250,000	186,465
3.25% 5/12/61	250,000	180,869
3.30% 4/13/27	250,000	238,083
3.60% 4/13/32	500,000	466,180
3.80% 12/5/24	500,000	490,447
3.88% 8/22/37	115,000	105,012
3.95% 4/13/52	200,000	174,317
4.05% 8/22/47	635,000	569,569
4.25% 8/22/57	205,000	184,394
4.55% 12/1/27	250,000	248,430
4.60% 12/1/25	250,000	248,045
4.70% 12/1/32	250,000	252,055
5.20% 12/3/25	100,000	100,329
Baidu, Inc.
4.13% 6/30/25	200,000	193,316
4.38% 3/29/28	200,000	190,464
Booking Holdings, Inc.
3.55% 3/15/28	150,000	140,922
3.60% 6/1/26	200,000	192,621
4.63% 4/13/30	300,000	292,309
eBay, Inc.
1.90% 3/11/25	140,000	131,532
5.95% 11/22/27	250,000	256,076
6.30% 11/22/32	250,000	262,687
Expedia Group, Inc.
2.95% 3/15/31	80,000	67,413
3.25% 2/15/30	35,000	30,462
3.80% 2/15/28	100,000	93,507
4.63% 8/1/27	90,000	87,214

LVIP SSGA Bond Index Fund-41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
JD.com, Inc. 3.88% 4/29/26	200,000	$ 191,286
Meta Platforms, Inc.
4.60% 5/15/28	250,000	247,228
4.65% 8/15/62	1,000,000	877,994
4.95% 5/15/33	250,000	249,807
5.60% 5/15/53	220,000	225,943
Weibo Corp. 3.38% 7/8/30	300,000	238,842
		11,814,486
Investment Companies–0.16%
Ares Capital Corp.
2.88% 6/15/27	150,000	129,966
3.20% 11/15/31	250,000	191,641
3.25% 7/15/25	100,000	92,495
3.88% 1/15/26	250,000	231,779
4.25% 3/1/25	100,000	95,404
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	170,159
2.70% 1/15/25	150,000	139,916
4.00% 1/15/29	200,000	169,529
7.05% 9/29/25	200,000	199,481
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	218,488
2.85% 9/30/28	250,000	204,869
FS KKR Capital Corp.
1.65% 10/12/24	150,000	139,476
3.13% 10/12/28	150,000	122,111
3.40% 1/15/26	200,000	181,901
4.13% 2/1/25	150,000	141,863
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	91,868
Golub Capital BDC, Inc. 2.50% 8/24/26	145,000	125,396
Main Street Capital Corp. 3.00% 7/14/26	165,000	145,111
Owl Rock Capital Corp.
2.88% 6/11/28	200,000	162,962
3.40% 7/15/26	200,000	177,153
3.75% 7/22/25	100,000	92,664
OWL Rock Core Income Corp.
7.75% 9/16/27	200,000	198,988
7.95% 6/13/28	250,000	250,490
Prospect Capital Corp. 3.71% 1/22/26	200,000	175,748
Sixth Street Specialty Lending, Inc. 2.50% 8/1/26	125,000	109,448
		3,958,906
Iron & Steel–0.07%
ArcelorMittal SA
6.55% 11/29/27	200,000	205,133
6.80% 11/29/32	175,000	179,665
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor Corp.
2.00% 6/1/25	15,000	$ 14,027
2.70% 6/1/30	15,000	13,011
2.98% 12/15/55	400,000	255,785
3.95% 5/1/28	100,000	94,774
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	21,236
2.40% 6/15/25	50,000	46,700
2.80% 12/15/24	50,000	47,716
3.25% 1/15/31	60,000	52,003
3.25% 10/15/50	40,000	26,286
3.45% 4/15/30	75,000	66,632
Vale Overseas Ltd.
6.13% 6/12/33	190,000	190,340
6.88% 11/21/36	350,000	366,008
6.88% 11/10/39	170,000	177,942
		1,757,258
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	47,858
4.63% 7/28/45	50,000	37,903
		85,761
Lodging–0.06%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	86,265
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	94,463
4.85% 3/15/26	50,000	48,966
5.75% 1/30/27	160,000	159,589
Marriott International, Inc.
2.75% 10/15/33	250,000	198,686
2.85% 4/15/31	220,000	184,976
3.13% 6/15/26	100,000	93,911
3.50% 10/15/32	150,000	129,555
3.75% 10/1/25	50,000	47,970
4.00% 4/15/28	100,000	94,307
4.63% 6/15/30	135,000	129,260
5.00% 10/15/27	55,000	54,568
		1,322,516
Machinery Construction & Mining–0.08%
Caterpillar Financial Services Corp.
0.80% 11/13/25	85,000	76,935
0.90% 3/2/26	250,000	224,800
2.15% 11/8/24	150,000	143,736
2.40% 8/9/26	100,000	92,854
3.25% 12/1/24	150,000	145,586
3.40% 5/13/25	150,000	145,225
4.90% 1/17/25	200,000	198,995
Caterpillar, Inc.
1.90% 3/12/31	100,000	83,803

LVIP SSGA Bond Index Fund-42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar, Inc. (continued)
2.60% 9/19/29	150,000	$ 135,044
3.80% 8/15/42	168,000	147,100
4.75% 5/15/64	250,000	237,387
6.05% 8/15/36	200,000	218,933
Oshkosh Corp. 4.60% 5/15/28	100,000	96,270
		1,946,668
Machinery Diversified–0.18%
CNH Industrial Capital LLC 1.88% 1/15/26	250,000	228,288
CNH Industrial NV 3.85% 11/15/27	105,000	98,659
Deere & Co.
2.88% 9/7/49	65,000	48,816
3.90% 6/9/42	150,000	136,040
5.38% 10/16/29	100,000	103,158
Dover Corp.
2.95% 11/4/29	20,000	17,523
5.38% 3/1/41	100,000	97,954
Flowserve Corp. 3.50% 10/1/30	70,000	59,730
IDEX Corp. 3.00% 5/1/30	75,000	65,744
John Deere Capital Corp.
0.70% 1/15/26	100,000	89,959
1.25% 1/10/25	120,000	113,086
1.45% 1/15/31	70,000	55,823
1.50% 3/6/28	200,000	172,476
1.70% 1/11/27	200,000	180,746
2.05% 1/9/25	100,000	95,215
2.13% 3/7/25	25,000	23,772
2.35% 3/8/27	50,000	45,779
2.45% 1/9/30	85,000	74,668
2.65% 6/10/26	100,000	94,145
2.80% 9/8/27	100,000	92,661
2.80% 7/18/29	50,000	44,805
3.05% 1/6/28	100,000	93,767
3.45% 3/7/29	120,000	112,221
4.15% 9/15/27	150,000	146,369
4.35% 9/15/32	115,000	112,837
4.70% 6/10/30	210,000	208,614
4.75% 1/20/28	175,000	174,854
4.90% 3/3/28	100,000	100,596
5.05% 3/3/26	100,000	100,334
5.15% 3/3/25	100,000	99,986
nVent Finance Sarl 4.55% 4/15/28	100,000	93,542
Otis Worldwide Corp.
2.06% 4/5/25	105,000	98,950
2.29% 4/5/27	90,000	81,640
2.57% 2/15/30	105,000	90,524
3.11% 2/15/40	250,000	193,047
3.36% 2/15/50	145,000	106,434
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	$ 80,095
4.20% 3/1/49	70,000	62,181
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	270,505
Xylem, Inc.
1.95% 1/30/28	115,000	100,876
3.25% 11/1/26	55,000	51,699
4.38% 11/1/46	50,000	42,130
		4,360,248
Media–0.77%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	95,758
3.50% 6/1/41	315,000	213,067
3.50% 3/1/42	160,000	107,024
3.75% 2/15/28	100,000	91,673
3.85% 4/1/61	70,000	42,338
3.90% 6/1/52	145,000	94,883
3.95% 6/30/62	250,000	153,809
4.20% 3/15/28	150,000	140,620
4.40% 4/1/33	125,000	109,719
4.80% 3/1/50	445,000	335,752
4.91% 7/23/25	450,000	441,291
5.05% 3/30/29	100,000	95,357
5.13% 7/1/49	200,000	157,345
5.25% 4/1/53	200,000	161,537
5.38% 5/1/47	275,000	227,303
5.50% 4/1/63	200,000	161,027
5.75% 4/1/48	225,000	192,591
6.38% 10/23/35	190,000	185,190
6.48% 10/23/45	565,000	531,167
Comcast Corp.
1.50% 2/15/31	200,000	159,088
1.95% 1/15/31	175,000	143,201
2.35% 1/15/27	105,000	96,407
2.45% 8/15/52	150,000	91,729
2.65% 2/1/30	100,000	87,471
2.65% 8/15/62	700,000	416,087
2.80% 1/15/51	140,000	92,672
2.89% 11/1/51	75,000	50,284
2.94% 11/1/56	269,000	175,179
2.99% 11/1/63	101,000	63,992
3.15% 3/1/26	350,000	335,245
3.15% 2/15/28	150,000	139,854
3.20% 7/15/36	150,000	123,055
3.25% 11/1/39	150,000	118,984
3.30% 2/1/27	250,000	237,237
3.30% 4/1/27	500,000	472,848
3.38% 8/15/25	65,000	62,717

LVIP SSGA Bond Index Fund-43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.40% 7/15/46	110,000	$ 83,480
3.45% 2/1/50	110,000	83,717
3.55% 5/1/28	150,000	141,823
3.90% 3/1/38	150,000	130,327
3.95% 10/15/25	300,000	292,453
3.97% 11/1/47	362,000	299,819
4.00% 8/15/47	150,000	124,994
4.00% 3/1/48	150,000	125,003
4.00% 11/1/49	79,000	65,205
4.05% 11/1/52	258,000	214,312
4.15% 10/15/28	185,000	179,242
4.20% 8/15/34	83,000	77,315
4.25% 10/15/30	165,000	158,893
4.25% 1/15/33	200,000	189,993
4.40% 8/15/35	192,000	180,469
4.60% 10/15/38	195,000	181,578
4.65% 7/15/42	24,000	22,132
4.70% 10/15/48	190,000	177,686
4.80% 5/15/33	250,000	247,359
4.95% 10/15/58	190,000	182,424
5.35% 5/15/53	250,000	253,830
5.50% 11/15/32	105,000	109,106
6.50% 11/15/35	200,000	223,902
Discovery Communications LLC
3.90% 11/15/24	150,000	145,466
3.95% 6/15/25	100,000	95,971
3.95% 3/20/28	200,000	185,946
4.00% 9/15/55	323,000	214,683
4.13% 5/15/29	70,000	63,882
4.65% 5/15/50	400,000	304,701
4.90% 3/11/26	100,000	97,992
5.20% 9/20/47	215,000	175,962
5.30% 5/15/49	65,000	53,863
Fox Corp.
4.71% 1/25/29	405,000	393,562
5.48% 1/25/39	75,000	70,059
5.58% 1/25/49	90,000	84,264
Grupo Televisa SAB
4.63% 1/30/26	200,000	194,788
6.63% 1/15/40	100,000	103,727
8.50% 3/11/32	200,000	237,859
NBCUniversal Media LLC 4.45% 1/15/43	175,000	156,385
Paramount Global
2.90% 1/15/27	100,000	90,077
4.00% 1/15/26	255,000	242,729
4.20% 5/19/32	50,000	41,903
4.38% 3/15/43	77,000	54,322
4.85% 7/1/42	150,000	111,040
4.90% 8/15/44	125,000	91,631
4.95% 1/15/31	400,000	360,519
5.85% 9/1/43	150,000	127,828
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Paramount Global (continued)
6.88% 4/30/36	125,000	$ 121,619
7.88% 7/30/30	200,000	211,051
Thomson Reuters Corp. 3.35% 5/15/26	55,000	52,333
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	219,694
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,194
5.88% 11/15/40	100,000	88,215
6.55% 5/1/37	200,000	191,735
7.30% 7/1/38	150,000	152,860
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	86,725
2.95% 6/15/27	200,000	187,382
3.00% 2/13/26	300,000	286,589
3.00% 7/30/46	50,000	36,035
3.15% 9/17/25	100,000	96,013
3.70% 12/1/42	150,000	123,985
4.13% 12/1/41	100,000	87,976
4.13% 6/1/44	83,000	72,934
Walt Disney Co.
1.75% 8/30/24	200,000	191,673
1.75% 1/13/26	145,000	134,190
2.00% 9/1/29	335,000	285,198
2.65% 1/13/31	220,000	191,540
2.75% 9/1/49	180,000	121,870
3.38% 11/15/26	60,000	57,116
3.50% 5/13/40	200,000	165,362
3.60% 1/13/51	75,000	59,680
3.70% 10/15/25	40,000	38,804
3.80% 5/13/60	490,000	391,191
4.70% 3/23/50	500,000	477,959
4.75% 9/15/44	60,000	56,861
4.75% 11/15/46	50,000	47,157
4.95% 10/15/45	30,000	28,940
6.40% 12/15/35	229,000	257,598
6.65% 11/15/37	175,000	202,343
		18,653,544
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	96,595
3.90% 1/15/43	50,000	42,476
4.38% 6/15/45	100,000	89,075
Timken Co.
3.88% 9/1/24	70,000	68,182
4.13% 4/1/32	110,000	98,536
Valmont Industries, Inc.
5.00% 10/1/44	100,000	87,685
5.25% 10/1/54	100,000	88,251
		570,800

LVIP SSGA Bond Index Fund-44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.14%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	$ 175,112
Barrick North America Finance LLC 5.75% 5/1/43	150,000	154,087
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	104,411
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	113,273
5.00% 9/30/43	500,000	500,164
Kinross Gold Corp. 4.50% 7/15/27	400,000	383,010
Newmont Corp.
2.60% 7/15/32	200,000	163,412
4.88% 3/15/42	400,000	371,038
6.25% 10/1/39	100,000	105,366
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	162,041
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	136,201
5.20% 11/2/40	100,000	100,851
7.13% 7/15/28	75,000	82,739
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	131,259
Southern Copper Corp.
5.25% 11/8/42	150,000	143,483
5.88% 4/23/45	69,000	70,539
6.75% 4/16/40	110,000	121,253
7.50% 7/27/35	200,000	232,264
		3,250,503
Miscellaneous Manufacturing–0.13%
3M Co.
2.00% 2/14/25	100,000	94,324
2.38% 8/26/29	150,000	128,824
2.88% 10/15/27	150,000	137,271
3.00% 8/7/25	100,000	95,463
3.25% 8/26/49	85,000	61,601
3.38% 3/1/29	100,000	91,733
3.63% 10/15/47	150,000	115,356
3.88% 6/15/44	150,000	120,115
4.00% 9/14/48	65,000	56,961
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	118,365
3.50% 12/1/24	95,000	91,668
3.75% 12/1/27	100,000	94,924
Eaton Corp.
3.10% 9/15/27	100,000	93,793
3.92% 9/15/47	100,000	84,801
4.15% 11/2/42	150,000	133,440
4.35% 5/18/28	105,000	102,984
GE Capital Funding LLC 4.55% 5/15/32	250,000	242,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	$ 140,420
3.90% 9/1/42	150,000	131,368
4.88% 9/15/41	100,000	99,013
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	50,023
3.30% 11/21/24	60,000	57,944
4.00% 6/14/49	55,000	45,781
6.25% 5/15/38	350,000	374,565
Textron, Inc.
3.00% 6/1/30	100,000	87,167
3.38% 3/1/28	50,000	45,576
3.65% 3/15/27	50,000	46,835
3.88% 3/1/25	170,000	164,901
		3,107,943
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	161,618
3.57% 12/1/31	250,000	210,955
		372,573
Oil & Gas–0.93%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	212,902
2.72% 1/12/32	210,000	178,302
2.77% 11/10/50	165,000	109,136
2.94% 6/4/51	320,000	218,372
3.00% 2/24/50	90,000	62,721
3.00% 3/17/52	100,000	68,962
3.02% 1/16/27	250,000	235,217
3.12% 5/4/26	75,000	71,389
3.38% 2/8/61	300,000	213,515
3.41% 2/11/26	200,000	192,172
4.23% 11/6/28	400,000	387,773
4.81% 2/13/33	35,000	34,491
4.89% 9/11/33	190,000	188,038
BP Capital Markets PLC
3.28% 9/19/27	150,000	141,232
3.72% 11/28/28	90,000	85,067
Burlington Resources LLC 7.20% 8/15/31	100,000	113,980
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	46,575
2.95% 7/15/30	50,000	42,932
3.90% 2/1/25	200,000	193,332
4.95% 6/1/47	100,000	89,176
5.85% 2/1/35	200,000	194,220
6.25% 3/15/38	150,000	152,688
Cenovus Energy, Inc. 5.40% 6/15/47	500,000	452,624

LVIP SSGA Bond Index Fund-45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
1.55% 5/11/25	165,000	$ 154,609
2.24% 5/11/30	125,000	108,778
2.95% 5/16/26	200,000	190,366
3.33% 11/17/25	150,000	144,854
Chevron USA, Inc.
0.69% 8/12/25	135,000	123,314
1.02% 8/12/27	85,000	73,905
2.34% 8/12/50	125,000	79,864
3.25% 10/15/29	100,000	92,548
3.85% 1/15/28	150,000	146,297
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	349,401
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	172,042
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	192,276
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	164,839
7.50% 7/30/39	200,000	243,350
ConocoPhillips 6.50% 2/1/39	380,000	438,096
ConocoPhillips Co.
2.40% 3/7/25	22,000	20,969
3.80% 3/15/52	110,000	89,045
4.03% 3/15/62	107,000	87,053
4.30% 11/15/44	150,000	132,442
5.30% 5/15/53	180,000	183,089
6.95% 4/15/29	200,000	220,004
Coterra Energy, Inc.
3.90% 5/15/27	215,000	202,651
4.38% 3/15/29	50,000	46,652
Devon Energy Corp.
4.50% 1/15/30	325,000	305,930
4.75% 5/15/42	100,000	84,291
5.00% 6/15/45	70,000	60,692
5.60% 7/15/41	100,000	94,117
5.85% 12/15/25	150,000	151,137
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	81,375
3.25% 12/1/26	110,000	103,350
3.50% 12/1/29	200,000	180,024
4.25% 3/15/52	60,000	46,020
4.40% 3/24/51	70,000	55,375
6.25% 3/15/53	200,000	202,312
EOG Resources, Inc.
3.90% 4/1/35	150,000	134,529
4.15% 1/15/26	100,000	97,876
Equinor ASA
1.75% 1/22/26	220,000	202,873
2.38% 5/22/30	200,000	173,605
3.25% 11/18/49	110,000	82,569
3.63% 9/10/28	150,000	143,102
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Equinor ASA (continued)
3.95% 5/15/43	250,000	$ 214,251
4.80% 11/8/43	150,000	143,724
5.10% 8/17/40	200,000	200,807
Exxon Mobil Corp.
2.02% 8/16/24	200,000	192,799
2.28% 8/16/26	200,000	185,525
2.44% 8/16/29	700,000	621,113
3.00% 8/16/39	200,000	158,560
3.04% 3/1/26	750,000	716,865
3.10% 8/16/49	200,000	146,293
3.57% 3/6/45	200,000	162,579
4.11% 3/1/46	165,000	145,123
4.33% 3/19/50	400,000	362,395
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	36,273
Hess Corp.
4.30% 4/1/27	150,000	143,864
5.60% 2/15/41	200,000	191,355
5.80% 4/1/47	150,000	145,729
7.13% 3/15/33	100,000	109,080
7.30% 8/15/31	250,000	274,140
Marathon Oil Corp.
4.40% 7/15/27	100,000	95,375
6.60% 10/1/37	100,000	99,703
Marathon Petroleum Corp.
3.63% 9/15/24	250,000	243,430
3.80% 4/1/28	120,000	111,701
4.50% 4/1/48	50,000	39,423
5.13% 12/15/26	150,000	148,521
6.50% 3/1/41	145,000	149,386
Occidental Petroleum Corp.
6.45% 9/15/36	500,000	513,150
8.88% 7/15/30	500,000	574,690
Ovintiv, Inc.
5.65% 5/15/28	175,000	171,530
6.25% 7/15/33	115,000	113,428
Phillips 66
1.30% 2/15/26	40,000	36,149
3.30% 3/15/52	65,000	44,559
3.90% 3/15/28	200,000	189,607
4.88% 11/15/44	180,000	164,961
5.88% 5/1/42	250,000	259,212
Phillips 66 Co.
3.15% 12/15/29	100,000	87,248
3.55% 10/1/26	100,000	93,802
3.75% 3/1/28	50,000	46,860
4.68% 2/15/45	40,000	34,111
4.90% 10/1/46	100,000	88,367
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	103,558
1.90% 8/15/30	200,000	162,075
2.15% 1/15/31	90,000	73,675

LVIP SSGA Bond Index Fund-46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV
2.50% 9/12/26	150,000	$ 139,770
2.75% 4/6/30	315,000	281,267
2.88% 5/10/26	400,000	380,956
3.25% 5/11/25	350,000	338,289
3.25% 4/6/50	500,000	371,942
3.75% 9/12/46	150,000	122,274
4.00% 5/10/46	350,000	297,249
4.13% 5/11/35	156,000	144,838
4.38% 5/11/45	167,000	150,525
5.50% 3/25/40	100,000	104,610
6.38% 12/15/38	300,000	336,208
Suncor Energy, Inc.
3.75% 3/4/51	70,000	51,250
4.00% 11/15/47	70,000	54,081
6.50% 6/15/38	250,000	259,565
6.80% 5/15/38	100,000	106,103
6.85% 6/1/39	100,000	107,490
7.15% 2/1/32	25,000	26,938
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	95,848
2.83% 1/10/30	100,000	89,475
2.99% 6/29/41	200,000	152,254
3.13% 5/29/50	200,000	145,242
3.39% 6/29/60	200,000	146,821
3.46% 2/19/29	200,000	185,940
3.46% 7/12/49	100,000	77,513
TotalEnergies Capital SA 3.88% 10/11/28	200,000	191,667
Valero Energy Corp.
4.00% 4/1/29	100,000	94,217
4.00% 6/1/52	55,000	41,460
4.35% 6/1/28	120,000	114,703
6.63% 6/15/37	300,000	321,895
7.50% 4/15/32	100,000	112,762
		22,378,585
Oil & Gas Services–0.10%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	193,990
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06% 12/15/26	200,000	180,167
3.34% 12/15/27	250,000	231,611
4.08% 12/15/47	200,000	161,460
4.49% 5/1/30	30,000	28,942
Halliburton Co.
2.92% 3/1/30	150,000	131,800
3.80% 11/15/25	7,000	6,761
4.75% 8/1/43	200,000	175,071
4.85% 11/15/35	100,000	94,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton Co. (continued)
5.00% 11/15/45	283,000	$ 256,060
7.45% 9/15/39	200,000	231,788
NOV, Inc. 3.95% 12/1/42	150,000	110,050
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	115,030
Schlumberger Investment SA
2.65% 6/26/30	150,000	131,072
4.50% 5/15/28	250,000	246,028
		2,293,995
Packaging & Containers–0.07%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	158,055
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	188,393
Berry Global, Inc. 1.57% 1/15/26	575,000	518,498
Packaging Corp. of America
3.00% 12/15/29	50,000	43,591
3.05% 10/1/51	45,000	29,754
3.40% 12/15/27	70,000	65,250
4.05% 12/15/49	25,000	19,912
WestRock MWV LLC 8.20% 1/15/30	150,000	171,994
WRKCo, Inc.
3.00% 9/15/24	100,000	96,164
3.75% 3/15/25	100,000	96,196
3.90% 6/1/28	50,000	46,583
4.00% 3/15/28	100,000	93,068
4.20% 6/1/32	50,000	45,497
		1,572,955
Pharmaceuticals–1.44%
AbbVie, Inc.
2.60% 11/21/24	260,000	249,463
2.95% 11/21/26	250,000	233,561
3.20% 5/14/26	200,000	189,552
3.20% 11/21/29	525,000	474,745
3.60% 5/14/25	600,000	580,018
3.80% 3/15/25	500,000	486,110
4.05% 11/21/39	250,000	217,666
4.25% 11/21/49	525,000	453,143
4.30% 5/14/36	150,000	137,753
4.40% 11/6/42	300,000	268,638
4.45% 5/14/46	200,000	176,099
4.50% 5/14/35	600,000	570,057
4.55% 3/15/35	250,000	238,068
4.63% 10/1/42	125,000	112,985
4.85% 6/15/44	250,000	232,940
AmerisourceBergen Corp.
2.70% 3/15/31	200,000	170,066
2.80% 5/15/30	50,000	43,391
3.45% 12/15/27	100,000	93,623

LVIP SSGA Bond Index Fund-47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen Corp. (continued)
4.30% 12/15/47	100,000	$ 85,346
Astrazeneca Finance LLC
1.20% 5/28/26	65,000	58,652
2.25% 5/28/31	55,000	46,409
4.88% 3/3/28	500,000	499,712
4.88% 3/3/33	500,000	507,178
AstraZeneca PLC
0.70% 4/8/26	200,000	178,678
1.38% 8/6/30	200,000	160,920
2.13% 8/6/50	95,000	59,068
3.00% 5/28/51	30,000	22,250
3.13% 6/12/27	150,000	140,772
3.38% 11/16/25	150,000	144,227
4.00% 1/17/29	105,000	101,265
4.00% 9/18/42	150,000	133,628
4.38% 11/16/45	95,000	88,268
4.38% 8/17/48	125,000	116,569
6.45% 9/15/37	250,000	286,626
Becton Dickinson & Co.
1.96% 2/11/31	165,000	133,681
3.70% 6/6/27	196,000	186,352
3.73% 12/15/24	96,000	93,198
3.79% 5/20/50	200,000	158,008
4.67% 6/6/47	125,000	114,861
4.69% 2/13/28	75,000	73,982
Bristol-Myers Squibb Co.
0.75% 11/13/25	150,000	136,291
1.13% 11/13/27	150,000	130,605
1.45% 11/13/30	90,000	72,255
2.35% 11/13/40	65,000	45,674
2.55% 11/13/50	90,000	58,517
2.90% 7/26/24	396,000	385,621
2.95% 3/15/32	70,000	61,858
3.20% 6/15/26	120,000	114,842
3.25% 8/1/42	100,000	77,929
3.40% 7/26/29	217,000	201,562
3.55% 3/15/42	45,000	37,311
3.70% 3/15/52	105,000	85,143
3.90% 2/20/28	250,000	242,707
3.90% 3/15/62	95,000	76,308
4.13% 6/15/39	585,000	533,369
4.25% 10/26/49	210,000	186,159
4.35% 11/15/47	200,000	180,837
4.55% 2/20/48	250,000	233,145
Cardinal Health, Inc.
3.41% 6/15/27	250,000	235,638
3.75% 9/15/25	100,000	96,319
4.37% 6/15/47	100,000	82,535
4.90% 9/15/45	100,000	87,681
Cigna Group
1.25% 3/15/26	135,000	121,239
2.38% 3/15/31	120,000	100,606
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Group (continued)
2.40% 3/15/30	150,000	$ 127,443
3.05% 10/15/27	395,000	364,218
3.20% 3/15/40	105,000	80,716
3.25% 4/15/25	400,000	383,044
3.40% 3/15/50	85,000	62,115
3.40% 3/15/51	80,000	58,315
3.88% 10/15/47	150,000	118,343
4.13% 11/15/25	340,000	330,990
4.38% 10/15/28	200,000	193,390
4.80% 8/15/38	145,000	136,882
4.90% 12/15/48	145,000	134,947
5.40% 3/15/33	250,000	254,409
6.13% 11/15/41	300,000	319,367
CVS Health Corp.
1.30% 8/21/27	415,000	357,143
1.75% 8/21/30	250,000	199,483
1.88% 2/28/31	160,000	127,080
2.63% 8/15/24	65,000	62,863
2.70% 8/21/40	85,000	59,333
2.88% 6/1/26	250,000	234,971
3.00% 8/15/26	65,000	60,933
3.25% 8/15/29	85,000	76,332
3.75% 4/1/30	200,000	183,455
3.88% 7/20/25	400,000	388,757
4.13% 4/1/40	300,000	252,818
4.30% 3/25/28	323,000	311,508
4.78% 3/25/38	810,000	747,526
4.88% 7/20/35	225,000	213,804
5.00% 2/20/26	70,000	69,675
5.00% 1/30/29	90,000	89,133
5.05% 3/25/48	585,000	539,219
5.13% 2/21/30	100,000	99,310
5.13% 7/20/45	215,000	198,903
5.25% 2/21/33	100,000	99,612
5.30% 6/1/33	95,000	94,852
5.63% 2/21/53	100,000	99,413
5.88% 6/1/53	140,000	143,563
Eli Lilly & Co.
2.25% 5/15/50	250,000	162,972
2.50% 9/15/60	250,000	157,418
3.38% 3/15/29	65,000	61,071
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	153,195
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	105,430
6.38% 5/15/38	450,000	512,784
Johnson & Johnson
0.55% 9/1/25	250,000	228,491
0.95% 9/1/27	155,000	135,502
2.10% 9/1/40	335,000	236,006
2.45% 3/1/26	150,000	141,662
2.45% 9/1/60	165,000	106,727
2.63% 1/15/25	150,000	145,255

LVIP SSGA Bond Index Fund-48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.90% 1/15/28	150,000	$ 141,228
2.95% 3/3/27	200,000	190,729
3.40% 1/15/38	150,000	130,724
3.50% 1/15/48	95,000	80,726
3.55% 3/1/36	70,000	62,865
3.70% 3/1/46	80,000	70,433
3.75% 3/3/47	200,000	175,807
4.38% 12/5/33	183,000	184,648
4.85% 5/15/41	100,000	100,334
5.85% 7/15/38	100,000	111,564
McKesson Corp.
0.90% 12/3/25	145,000	129,940
5.10% 7/15/33	200,000	200,708
5.25% 2/15/26	65,000	64,755
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	92,661
5.90% 11/1/39	50,000	52,779
Merck & Co., Inc.
0.75% 2/24/26	215,000	194,277
1.45% 6/24/30	105,000	85,617
1.70% 6/10/27	100,000	89,583
1.90% 12/10/28	100,000	87,325
2.15% 12/10/31	95,000	78,711
2.35% 6/24/40	145,000	103,831
2.45% 6/24/50	100,000	65,588
2.75% 2/10/25	400,000	384,978
2.75% 12/10/51	100,000	68,973
2.90% 12/10/61	55,000	36,418
3.40% 3/7/29	200,000	187,172
3.60% 9/15/42	100,000	83,387
3.90% 3/7/39	200,000	179,218
4.00% 3/7/49	135,000	119,385
4.15% 5/18/43	242,000	219,942
4.50% 5/17/33	145,000	143,829
4.90% 5/17/44	150,000	150,387
5.00% 5/17/53	250,000	253,260
Mylan, Inc.
4.55% 4/15/28	150,000	141,318
5.20% 4/15/48	150,000	116,869
5.40% 11/29/43	133,000	111,090
Novartis Capital Corp.
1.75% 2/14/25	150,000	142,211
2.00% 2/14/27	150,000	137,459
2.20% 8/14/30	150,000	129,662
2.75% 8/14/50	100,000	72,795
3.00% 11/20/25	250,000	239,135
3.10% 5/17/27	125,000	119,082
3.70% 9/21/42	150,000	128,144
4.40% 5/6/44	250,000	239,363
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	195,000	192,641
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
4.45% 5/19/28	500,000	$ 491,446
4.65% 5/19/25	110,000	109,020
4.65% 5/19/30	250,000	247,016
4.75% 5/19/33	265,000	264,002
5.11% 5/19/43	250,000	250,567
5.30% 5/19/53	160,000	166,349
5.34% 5/19/63	250,000	252,987
Pfizer, Inc.
0.80% 5/28/25	125,000	115,407
1.70% 5/28/30	125,000	103,710
1.75% 8/18/31	100,000	81,394
2.55% 5/28/40	300,000	220,848
2.70% 5/28/50	115,000	81,220
2.75% 6/3/26	150,000	141,747
3.45% 3/15/29	250,000	235,366
3.60% 9/15/28	250,000	239,896
3.90% 3/15/39	50,000	44,713
4.00% 12/15/36	100,000	93,172
4.00% 3/15/49	200,000	178,609
4.10% 9/15/38	150,000	136,493
4.20% 9/15/48	100,000	92,147
7.20% 3/15/39	300,000	373,496
Sanofi 3.63% 6/19/28	150,000	144,458
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	281,686
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	166,210
3.03% 7/9/40	200,000	151,388
3.18% 7/9/50	200,000	140,869
3.38% 7/9/60	200,000	136,490
5.00% 11/26/28	200,000	198,817
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	237,447
5.25% 6/15/46	160,000	126,141
Viatris, Inc.
1.65% 6/22/25	180,000	165,605
2.70% 6/22/30	95,000	76,877
4.00% 6/22/50	95,000	62,827
Wyeth LLC
5.95% 4/1/37	350,000	382,628
6.00% 2/15/36	100,000	108,742
6.50% 2/1/34	100,000	111,787
Zoetis, Inc.
3.00% 9/12/27	100,000	93,154
3.00% 5/15/50	145,000	101,126
3.90% 8/20/28	50,000	47,973
3.95% 9/12/47	100,000	82,999
4.45% 8/20/48	50,000	44,478
4.50% 11/13/25	200,000	196,725
4.70% 2/1/43	150,000	139,579

LVIP SSGA Bond Index Fund-49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
5.60% 11/16/32	135,000	$ 141,116
		34,672,335
Pipelines–0.83%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	38,654
4.45% 7/15/27	70,000	66,784
4.95% 12/15/24	50,000	49,184
5.95% 6/1/26	50,000	50,382
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	208,245
5.13% 6/30/27	500,000	491,530
Cheniere Energy Partners LP 5.95% 6/30/33	250,000	250,728
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	243,953
5.80% 6/1/45	100,000	98,646
Enbridge, Inc.
1.60% 10/4/26	110,000	97,927
2.50% 2/14/25	80,000	75,982
3.40% 8/1/51	140,000	97,615
3.70% 7/15/27	200,000	188,800
4.25% 12/1/26	100,000	96,443
4.50% 6/10/44	100,000	83,240
5.50% 12/1/46	100,000	95,530
5.97% 3/8/26	220,000	220,345
Energy Transfer LP
2.90% 5/15/25	95,000	90,011
3.75% 5/15/30	105,000	94,742
3.90% 7/15/26	100,000	95,034
4.00% 10/1/27	245,000	229,417
4.05% 3/15/25	100,000	97,191
4.20% 4/15/27	150,000	143,220
4.40% 3/15/27	100,000	95,613
4.95% 6/15/28	75,000	72,748
5.00% 5/15/44	70,000	58,876
5.00% 5/15/50	315,000	266,037
5.15% 3/15/45	150,000	129,349
5.30% 4/1/44	200,000	173,206
5.30% 4/15/47	150,000	130,466
5.40% 10/1/47	245,000	215,936
5.80% 6/15/38	100,000	95,810
5.95% 12/1/25	100,000	100,296
5.95% 10/1/43	125,000	116,616
6.00% 6/15/48	100,000	94,830
6.50% 2/1/42	150,000	151,910
7.50% 7/1/38	200,000	219,298
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	91,925
3.13% 7/31/29	150,000	134,407
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
3.20% 2/15/52	350,000	$ 245,826
3.30% 2/15/53	85,000	60,652
3.70% 2/15/26	150,000	144,621
3.75% 2/15/25	340,000	330,656
3.95% 2/15/27	245,000	236,474
4.15% 10/16/28	100,000	95,603
4.20% 1/31/50	100,000	83,577
4.25% 2/15/48	90,000	76,237
4.45% 2/15/43	125,000	109,850
4.80% 2/1/49	100,000	91,533
4.85% 8/15/42	200,000	183,367
4.85% 3/15/44	125,000	115,370
4.90% 5/15/46	100,000	92,159
5.70% 2/15/42	150,000	152,421
5.95% 2/1/41	100,000	104,162
6.13% 10/15/39	50,000	53,072
7.55% 4/15/38	100,000	114,858
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	215,105
5.80% 3/15/35	150,000	147,990
6.50% 9/1/39	100,000	102,265
6.55% 9/15/40	200,000	203,057
7.75% 3/15/32	200,000	223,863
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	84,089
2.00% 2/15/31	140,000	111,147
3.25% 8/1/50	145,000	93,505
3.60% 2/15/51	280,000	194,110
4.30% 6/1/25	200,000	195,077
4.30% 3/1/28	200,000	191,148
5.20% 6/1/33	70,000	67,835
5.20% 3/1/48	150,000	131,340
5.55% 6/1/45	200,000	184,254
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	110,695
4.20% 10/3/47	100,000	74,091
4.25% 9/15/46	180,000	132,494
5.00% 3/1/26	100,000	99,038
MPLX LP
1.75% 3/1/26	70,000	63,541
2.65% 8/15/30	390,000	326,294
4.00% 3/15/28	175,000	164,913
4.13% 3/1/27	165,000	157,878
4.25% 12/1/27	50,000	47,484
4.50% 4/15/38	290,000	249,611
4.70% 4/15/48	115,000	94,388
4.88% 12/1/24	500,000	492,779
4.90% 4/15/58	50,000	40,291
5.00% 3/1/33	145,000	138,893
5.20% 3/1/47	165,000	144,711

LVIP SSGA Bond Index Fund-50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP (continued)
5.20% 12/1/47	90,000	$ 78,675
ONEOK Partners LP
4.90% 3/15/25	100,000	98,314
6.13% 2/1/41	100,000	96,471
6.20% 9/15/43	178,000	172,044
6.65% 10/1/36	100,000	102,634
ONEOK, Inc.
2.20% 9/15/25	100,000	92,519
2.75% 9/1/24	150,000	144,953
3.10% 3/15/30	100,000	85,874
3.40% 9/1/29	150,000	130,788
4.00% 7/13/27	85,000	79,553
4.45% 9/1/49	60,000	45,474
4.50% 3/15/50	100,000	76,345
4.55% 7/15/28	150,000	142,228
4.95% 7/13/47	100,000	82,405
5.20% 7/15/48	75,000	63,935
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	74,726
4.50% 12/15/26	100,000	96,835
4.65% 10/15/25	200,000	194,834
4.70% 6/15/44	600,000	468,061
5.15% 6/1/42	200,000	165,933
6.65% 1/15/37	125,000	125,396
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	66,344
4.50% 5/15/30	255,000	242,393
5.63% 3/1/25	545,000	542,852
5.90% 9/15/37	250,000	253,582
Spectra Energy Partners LP
3.38% 10/15/26	145,000	136,134
4.50% 3/15/45	50,000	41,189
Targa Resources Corp.
6.13% 3/15/33	175,000	178,813
6.50% 2/15/53	250,000	255,307
TC PipeLines LP 4.38% 3/13/25	150,000	145,682
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	170,126
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	112,740
2.50% 10/12/31	165,000	133,079
4.25% 5/15/28	150,000	143,094
4.63% 3/1/34	200,000	183,256
4.75% 5/15/38	150,000	133,919
4.88% 1/15/26	100,000	98,798
4.88% 5/15/48	150,000	134,324
5.10% 3/15/49	150,000	139,702
6.10% 6/1/40	100,000	101,787
6.20% 3/9/26	250,000	250,174
7.25% 8/15/38	100,000	111,370
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (continued)
7.63% 1/15/39	250,000	$ 289,360
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	88,876
3.95% 5/15/50	200,000	154,226
4.00% 3/15/28	100,000	94,120
4.45% 8/1/42	100,000	85,550
4.60% 3/15/48	100,000	84,999
Valero Energy Partners LP 4.50% 3/15/28	100,000	96,205
Western Midstream Operating LP 6.15% 4/1/33	155,000	156,223
Williams Cos., Inc.
2.60% 3/15/31	135,000	111,883
3.50% 11/15/30	150,000	134,093
3.75% 6/15/27	250,000	235,925
4.85% 3/1/48	70,000	60,562
5.40% 3/2/26	90,000	89,765
5.75% 6/24/44	95,000	92,553
		20,090,252
Private Equity–0.03%
Brookfield Asset Management, Inc. 4.00% 1/15/25	150,000	145,476
Brookfield Finance LLC 3.45% 4/15/50	150,000	99,169
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	65,512
3.50% 3/30/51	200,000	132,289
3.90% 1/25/28	100,000	92,586
4.70% 9/20/47	150,000	125,402
		660,434
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	291,387
		291,387
Real Estate Investment Trusts–1.04%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	94,376
2.75% 12/15/29	100,000	84,561
2.95% 3/15/34	40,000	31,549
3.00% 5/18/51	250,000	153,735
3.38% 8/15/31	60,000	51,391
3.45% 4/30/25	100,000	95,677
3.55% 3/15/52	70,000	47,754
3.95% 1/15/27	25,000	23,692
3.95% 1/15/28	100,000	93,179
4.00% 2/1/50	100,000	74,581

LVIP SSGA Bond Index Fund-51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.50% 7/30/29	110,000	$ 103,943
American Homes 4 Rent LP
2.38% 7/15/31	80,000	63,522
3.63% 4/15/32	140,000	120,987
American Tower Corp.
1.30% 9/15/25	25,000	22,647
1.50% 1/31/28	50,000	41,947
1.60% 4/15/26	100,000	89,680
1.88% 10/15/30	250,000	197,260
2.10% 6/15/30	25,000	20,188
2.70% 4/15/31	100,000	82,923
2.95% 1/15/25	100,000	95,635
2.95% 1/15/51	50,000	31,530
3.10% 6/15/50	300,000	195,762
3.13% 1/15/27	200,000	184,216
3.38% 10/15/26	200,000	186,628
3.60% 1/15/28	100,000	92,069
3.65% 3/15/27	160,000	149,783
3.80% 8/15/29	265,000	241,755
4.00% 6/1/25	100,000	96,585
5.50% 3/15/28	250,000	248,261
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	84,819
2.45% 1/15/31	105,000	88,337
2.90% 10/15/26	50,000	46,285
3.20% 1/15/28	85,000	78,242
3.30% 6/1/29	60,000	53,958
3.45% 6/1/25	100,000	96,249
3.50% 11/15/24	200,000	193,827
3.50% 11/15/25	50,000	47,724
3.90% 10/15/46	50,000	38,606
4.15% 7/1/47	50,000	41,230
Boston Properties LP
2.45% 10/1/33	100,000	72,057
2.55% 4/1/32	150,000	113,038
2.75% 10/1/26	300,000	264,868
3.20% 1/15/25	100,000	94,854
3.40% 6/21/29	150,000	125,432
3.65% 2/1/26	100,000	92,773
4.50% 12/1/28	70,000	64,262
Brandywine Operating Partnership LP
3.95% 11/15/27	50,000	39,653
7.55% 3/15/28	90,000	80,976
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	66,947
3.90% 3/15/27	100,000	91,940
4.05% 7/1/30	300,000	270,410
4.13% 6/15/26	50,000	46,701
Camden Property Trust
3.15% 7/1/29	125,000	110,683
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust (continued)
3.35% 11/1/49	40,000	$ 29,114
Corporate Office Properties LP
2.25% 3/15/26	90,000	79,709
2.75% 4/15/31	100,000	75,985
Crown Castle, Inc.
1.05% 7/15/26	200,000	175,091
2.10% 4/1/31	200,000	159,962
2.25% 1/15/31	40,000	32,602
2.90% 4/1/41	200,000	140,239
3.20% 9/1/24	105,000	101,759
3.25% 1/15/51	150,000	102,236
3.65% 9/1/27	140,000	130,853
3.80% 2/15/28	150,000	139,807
4.00% 3/1/27	40,000	38,020
4.45% 2/15/26	365,000	355,174
4.75% 5/15/47	25,000	21,470
5.00% 1/11/28	70,000	68,696
5.20% 2/15/49	100,000	92,753
CubeSmart LP
2.00% 2/15/31	160,000	125,113
3.00% 2/15/30	100,000	85,482
3.13% 9/1/26	50,000	46,001
4.38% 2/15/29	30,000	28,119
Digital Realty Trust LP
3.60% 7/1/29	65,000	57,734
3.70% 8/15/27	100,000	91,870
5.55% 1/15/28	175,000	172,415
Equinix, Inc.
1.00% 9/15/25	250,000	225,698
1.25% 7/15/25	55,000	50,167
1.55% 3/15/28	125,000	104,490
2.15% 7/15/30	55,000	44,448
2.63% 11/18/24	125,000	119,372
2.90% 11/18/26	90,000	82,520
2.95% 9/15/51	250,000	158,504
3.00% 7/15/50	45,000	29,133
3.20% 11/18/29	90,000	79,013
3.90% 4/15/32	200,000	179,473
ERP Operating LP
2.50% 2/15/30	100,000	85,118
2.85% 11/1/26	140,000	129,874
3.00% 7/1/29	100,000	87,956
3.38% 6/1/25	100,000	95,952
4.15% 12/1/28	100,000	95,013
4.50% 7/1/44	150,000	130,987
4.50% 6/1/45	50,000	41,963
Essex Portfolio LP
1.65% 1/15/31	250,000	189,673
1.70% 3/1/28	210,000	177,095
3.00% 1/15/30	100,000	85,480
3.38% 4/15/26	50,000	47,330

LVIP SSGA Bond Index Fund-52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Essex Portfolio LP (continued)
3.63% 5/1/27	200,000	$ 186,724
4.00% 3/1/29	100,000	92,279
Extra Space Storage LP
2.35% 3/15/32	180,000	140,662
3.90% 4/1/29	20,000	18,218
5.50% 7/1/30	145,000	143,800
Federal Realty OP LP
1.25% 2/15/26	50,000	44,640
3.25% 7/15/27	100,000	90,679
4.50% 12/1/44	100,000	78,751
5.38% 5/1/28	200,000	195,835
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	40,371
3.35% 9/1/24	85,000	82,048
4.00% 1/15/30	95,000	82,332
4.00% 1/15/31	50,000	43,228
5.25% 6/1/25	75,000	73,388
5.38% 4/15/26	145,000	141,943
5.75% 6/1/28	75,000	73,377
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	84,448
2.40% 3/15/30	100,000	79,137
3.10% 2/15/30	50,000	42,829
3.50% 8/1/26	95,000	87,402
3.75% 7/1/27	50,000	46,158
Healthpeak OP LLC
1.35% 2/1/27	200,000	173,128
2.13% 12/1/28	160,000	134,818
3.00% 1/15/30	150,000	130,300
5.25% 12/15/32	250,000	243,284
Highwoods Realty LP
2.60% 2/1/31	65,000	47,634
3.88% 3/1/27	60,000	53,894
4.20% 4/15/29	100,000	84,191
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	110,062
3.38% 12/15/29	150,000	128,097
3.50% 9/15/30	70,000	59,298
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	18,182
4.65% 4/1/29	100,000	70,569
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	84,988
2.70% 1/15/34	100,000	75,609
Kilroy Realty LP
2.50% 11/15/32	50,000	34,729
3.05% 2/15/30	100,000	78,198
3.45% 12/15/24	100,000	94,736
4.25% 8/15/29	150,000	127,643
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
2.25% 12/1/31	70,000	$ 54,476
2.80% 10/1/26	100,000	91,462
3.30% 2/1/25	120,000	114,733
3.80% 4/1/27	100,000	93,307
4.13% 12/1/46	100,000	74,073
4.45% 9/1/47	100,000	81,013
Kite Realty Group LP 4.00% 10/1/26	50,000	44,821
Kite Realty Group Trust 4.75% 9/15/30	250,000	224,709
Life Storage LP
2.20% 10/15/30	235,000	188,015
4.00% 6/15/29	100,000	90,664
LifeStorage LP 3.50% 7/1/26	100,000	93,910
Mid-America Apartments LP
1.70% 2/15/31	50,000	39,467
3.95% 3/15/29	100,000	94,133
4.00% 11/15/25	50,000	48,370
4.20% 6/15/28	100,000	95,435
National Health Investors, Inc. 3.00% 2/1/31	25,000	19,182
NNN REIT, Inc.
2.50% 4/15/30	150,000	124,612
3.00% 4/15/52	50,000	30,391
3.10% 4/15/50	150,000	92,646
3.50% 4/15/51	90,000	60,512
3.60% 12/15/26	100,000	92,952
4.00% 11/15/25	65,000	61,808
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	111,396
3.38% 2/1/31	50,000	39,659
3.63% 10/1/29	100,000	81,952
4.50% 4/1/27	200,000	185,736
5.25% 1/15/26	100,000	96,282
Physicians Realty LP
2.63% 11/1/31	50,000	38,893
3.95% 1/15/28	100,000	91,257
4.30% 3/15/27	50,000	47,070
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	23,566
3.15% 8/15/30	200,000	146,033
Prologis LP
1.25% 10/15/30	115,000	88,797
1.63% 3/15/31	200,000	158,022
1.75% 7/1/30	100,000	80,340
2.13% 4/15/27	50,000	45,051
2.13% 10/15/50	85,000	47,677
2.25% 4/15/30	95,000	80,519
3.00% 4/15/50	50,000	33,974
3.88% 9/15/28	65,000	61,478
4.38% 2/1/29	125,000	120,054

LVIP SSGA Bond Index Fund-53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis LP (continued)
4.38% 9/15/48	50,000	$ 42,577
4.75% 6/15/33	200,000	195,363
5.13% 1/15/34	140,000	139,001
Public Storage
0.88% 2/15/26	125,000	112,035
1.50% 11/9/26	50,000	44,754
1.95% 11/9/28	85,000	72,877
2.25% 11/9/31	65,000	53,084
3.09% 9/15/27	60,000	55,953
3.39% 5/1/29	65,000	60,020
Realty Income Corp.
0.75% 3/15/26	195,000	171,327
1.80% 3/15/33	125,000	91,035
2.20% 6/15/28	65,000	56,279
2.85% 12/15/32	95,000	77,261
3.10% 12/15/29	100,000	87,599
3.25% 6/15/29	250,000	223,542
3.65% 1/15/28	100,000	93,265
3.88% 7/15/24	65,000	63,582
3.95% 8/15/27	80,000	75,979
4.65% 3/15/47	100,000	89,672
4.70% 12/15/28	175,000	169,521
4.88% 6/1/26	95,000	93,951
5.05% 1/13/26	55,000	54,515
Regency Centers LP
3.60% 2/1/27	160,000	150,391
3.70% 6/15/30	105,000	93,817
4.13% 3/15/28	100,000	93,395
4.40% 2/1/47	165,000	133,479
Sabra Health Care LP 3.90% 10/15/29	100,000	81,468
Simon Property Group LP
1.38% 1/15/27	50,000	43,811
1.75% 2/1/28	250,000	213,698
2.00% 9/13/24	100,000	95,419
2.20% 2/1/31	250,000	201,053
2.25% 1/15/32	50,000	38,993
2.45% 9/13/29	150,000	126,277
2.65% 7/15/30	200,000	169,875
3.25% 11/30/26	100,000	93,743
3.25% 9/13/49	100,000	67,196
3.38% 10/1/24	100,000	96,928
3.38% 6/15/27	200,000	185,991
4.25% 11/30/46	100,000	80,193
5.50% 3/8/33	250,000	248,219
SITE Centers Corp.
4.25% 2/1/26	100,000	93,662
4.70% 6/1/27	100,000	91,450
Spirit Realty LP
2.10% 3/15/28	100,000	83,801
2.70% 2/15/32	125,000	95,602
3.20% 1/15/27	100,000	89,979
3.40% 1/15/30	100,000	84,908
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Spirit Realty LP (continued)
4.00% 7/15/29	45,000	$ 39,583
STORE Capital Corp.
2.70% 12/1/31	100,000	69,472
2.75% 11/18/30	50,000	36,126
4.50% 3/15/28	50,000	43,666
4.63% 3/15/29	100,000	84,182
Sun Communities Operating LP
2.30% 11/1/28	65,000	54,636
2.70% 7/15/31	40,000	31,607
5.70% 1/15/33	100,000	97,400
Tanger Properties LP
3.13% 9/1/26	50,000	44,333
3.88% 7/15/27	100,000	89,427
UDR, Inc.
1.90% 3/15/33	50,000	36,574
2.10% 8/1/32	25,000	18,978
2.10% 6/15/33	200,000	147,516
2.95% 9/1/26	50,000	45,691
3.20% 1/15/30	200,000	176,629
3.50% 1/15/28	100,000	91,350
Ventas Realty LP
3.00% 1/15/30	100,000	85,533
3.85% 4/1/27	100,000	93,591
4.00% 3/1/28	100,000	92,504
4.13% 1/15/26	156,000	149,208
4.40% 1/15/29	150,000	140,001
4.88% 4/15/49	50,000	42,659
Vornado Realty LP 3.50% 1/15/25	100,000	94,137
Welltower OP LLC
2.70% 2/15/27	50,000	45,242
2.75% 1/15/31	105,000	86,622
2.80% 6/1/31	200,000	165,278
3.10% 1/15/30	55,000	47,625
4.25% 4/1/26	200,000	193,390
4.25% 4/15/28	50,000	47,042
4.95% 9/1/48	50,000	44,635
6.50% 3/15/41	250,000	257,398
Weyerhaeuser Co.
3.38% 3/9/33	60,000	51,610
4.00% 3/9/52	45,000	35,911
7.38% 3/15/32	250,000	278,982
WP Carey, Inc.
2.25% 4/1/33	50,000	37,518
2.40% 2/1/31	50,000	40,192
4.25% 10/1/26	100,000	96,006
		25,124,000
Retail–0.75%
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	33,284
3.50% 3/15/32	40,000	31,985

LVIP SSGA Bond Index Fund-54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Advance Auto Parts, Inc. (continued)
5.90% 3/9/26	60,000	$ 59,340
AutoNation, Inc.
3.50% 11/15/24	100,000	96,369
3.80% 11/15/27	100,000	91,556
3.85% 3/1/32	100,000	84,838
4.50% 10/1/25	45,000	43,228
AutoZone, Inc.
1.65% 1/15/31	85,000	66,330
3.13% 4/21/26	75,000	70,889
3.75% 6/1/27	150,000	142,745
3.75% 4/18/29	100,000	92,451
Best Buy Co., Inc. 1.95% 10/1/30	250,000	201,381
Costco Wholesale Corp.
1.38% 6/20/27	500,000	441,445
3.00% 5/18/27	250,000	237,366
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	29,393
Dollar General Corp.
3.88% 4/15/27	100,000	95,418
4.13% 5/1/28	70,000	66,524
4.15% 11/1/25	75,000	72,816
4.25% 9/20/24	45,000	44,132
4.63% 11/1/27	100,000	97,776
5.00% 11/1/32	60,000	58,248
5.20% 7/5/28	140,000	138,539
5.50% 11/1/52	100,000	95,599
Dollar Tree, Inc.
2.65% 12/1/31	200,000	163,564
3.38% 12/1/51	100,000	67,382
4.20% 5/15/28	165,000	156,329
Genuine Parts Co.
1.88% 11/1/30	55,000	43,056
2.75% 2/1/32	65,000	53,336
Home Depot, Inc.
0.90% 3/15/28	80,000	67,407
1.50% 9/15/28	150,000	128,381
1.88% 9/15/31	65,000	52,872
2.13% 9/15/26	155,000	142,948
2.38% 3/15/51	250,000	154,890
2.70% 4/15/25	40,000	38,364
2.70% 4/15/30	200,000	177,688
2.75% 9/15/51	150,000	100,979
2.80% 9/14/27	200,000	186,090
2.88% 4/15/27	50,000	46,986
3.00% 4/1/26	125,000	119,560
3.13% 12/15/49	250,000	182,908
3.25% 4/15/32	65,000	58,392
3.35% 9/15/25	265,000	255,702
3.50% 9/15/56	135,000	103,842
3.63% 4/15/52	95,000	75,747
3.90% 12/6/28	60,000	58,083
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
3.90% 6/15/47	150,000	$ 127,476
4.20% 4/1/43	150,000	134,039
4.25% 4/1/46	100,000	88,645
4.50% 9/15/32	145,000	143,323
4.50% 12/6/48	200,000	185,316
4.88% 2/15/44	96,000	93,441
5.40% 9/15/40	100,000	103,446
5.88% 12/16/36	350,000	381,037
5.95% 4/1/41	100,000	110,104
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	54,895
1.70% 9/15/28	50,000	42,380
1.70% 10/15/30	65,000	52,084
2.63% 4/1/31	250,000	211,096
2.80% 9/15/41	100,000	70,725
3.00% 10/15/50	850,000	557,115
3.10% 5/3/27	250,000	233,408
3.38% 9/15/25	120,000	114,943
3.50% 4/1/51	125,000	88,787
3.65% 4/5/29	170,000	157,523
3.70% 4/15/46	200,000	152,232
4.05% 5/3/47	147,000	118,225
4.50% 4/15/30	400,000	388,853
5.00% 4/15/33	165,000	163,212
5.63% 4/15/53	200,000	199,880
McDonald's Corp.
1.45% 9/1/25	55,000	50,782
2.13% 3/1/30	65,000	55,292
3.38% 5/26/25	150,000	145,037
3.50% 3/1/27	150,000	143,100
3.63% 5/1/43	100,000	79,826
3.63% 9/1/49	50,000	39,431
3.80% 4/1/28	200,000	191,644
4.45% 3/1/47	225,000	202,325
4.45% 9/1/48	40,000	35,922
4.60% 9/9/32	105,000	104,002
4.60% 5/26/45	94,000	85,670
4.70% 12/9/35	270,000	262,046
4.88% 12/9/45	275,000	262,989
6.30% 3/1/38	50,000	55,078
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	177,054
3.55% 3/15/26	150,000	143,640
3.60% 9/1/27	100,000	94,625
3.90% 6/1/29	100,000	93,830
4.35% 6/1/28	100,000	96,814
Ross Stores, Inc.
0.88% 4/15/26	100,000	88,334
1.88% 4/15/31	100,000	78,905
Starbucks Corp.
2.45% 6/15/26	100,000	93,173
2.55% 11/15/30	200,000	170,334

LVIP SSGA Bond Index Fund-55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp. (continued)
3.50% 3/1/28	150,000	$ 140,739
3.50% 11/15/50	200,000	151,815
3.55% 8/15/29	200,000	186,440
3.75% 12/1/47	70,000	55,197
3.80% 8/15/25	150,000	145,257
4.00% 11/15/28	150,000	143,877
4.30% 6/15/45	105,000	91,227
4.45% 8/15/49	200,000	176,601
4.50% 11/15/48	80,000	71,429
4.80% 2/15/33	180,000	177,764
Target Corp.
1.95% 1/15/27	400,000	366,170
2.35% 2/15/30	60,000	51,960
2.50% 4/15/26	100,000	94,658
2.95% 1/15/52	310,000	217,231
3.38% 4/15/29	200,000	187,387
4.40% 1/15/33	65,000	63,194
4.50% 9/15/32	250,000	243,955
TJX Cos., Inc.
1.15% 5/15/28	50,000	42,592
1.60% 5/15/31	50,000	40,519
2.25% 9/15/26	250,000	230,639
Tractor Supply Co. 5.25% 5/15/33	60,000	59,535
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	42,207
3.80% 11/18/24	700,000	682,275
Walmart, Inc.
1.05% 9/17/26	135,000	120,532
1.80% 9/22/31	55,000	45,666
2.38% 9/24/29	6,000	5,304
2.50% 9/22/41	110,000	81,863
2.65% 9/22/51	80,000	56,824
2.85% 7/8/24	115,000	112,135
3.05% 7/8/26	85,000	81,304
3.25% 7/8/29	780,000	730,180
3.55% 6/26/25	250,000	243,607
3.90% 4/15/28	155,000	151,274
3.95% 9/9/27	295,000	289,360
4.00% 4/15/26	65,000	63,853
4.10% 4/15/33	165,000	160,208
4.15% 9/9/32	315,000	310,699
4.50% 9/9/52	250,000	244,347
4.50% 4/15/53	155,000	151,167
		18,059,187
Semiconductors–0.58%
Analog Devices, Inc.
1.70% 10/1/28	45,000	38,668
2.10% 10/1/31	60,000	49,655
2.80% 10/1/41	50,000	37,131
2.95% 10/1/51	55,000	38,848
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Analog Devices, Inc. (continued)
3.50% 12/5/26	150,000	$ 144,498
Applied Materials, Inc.
1.75% 6/1/30	30,000	24,977
3.30% 4/1/27	80,000	76,291
3.90% 10/1/25	70,000	68,446
4.35% 4/1/47	70,000	65,309
5.10% 10/1/35	70,000	70,941
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	369,504
3.88% 1/15/27	250,000	238,398
Broadcom, Inc.
1.95% 2/15/28	165,000	142,692
2.45% 2/15/31	400,000	325,321
2.60% 2/15/33	400,000	312,597
3.15% 11/15/25	660,000	626,994
3.42% 4/15/33	345,000	288,509
3.50% 2/15/41	135,000	100,984
3.75% 2/15/51	80,000	58,831
4.11% 9/15/28	633,000	598,051
4.15% 11/15/30	200,000	184,010
4.15% 4/15/32	100,000	90,577
4.30% 11/15/32	115,000	105,487
Intel Corp.
2.60% 5/19/26	150,000	141,147
3.25% 11/15/49	165,000	116,358
3.40% 3/25/25	400,000	387,629
3.70% 7/29/25	365,000	354,965
3.73% 12/8/47	200,000	155,475
3.75% 8/5/27	500,000	478,055
3.90% 3/25/30	500,000	471,466
4.00% 12/15/32	250,000	234,832
4.10% 5/19/46	150,000	125,744
4.75% 3/25/50	200,000	180,772
4.88% 2/10/28	190,000	189,282
4.95% 3/25/60	300,000	276,626
5.20% 2/10/33	165,000	166,564
5.63% 2/10/43	100,000	101,550
5.70% 2/10/53	70,000	71,211
KLA Corp.
3.30% 3/1/50	75,000	56,246
4.65% 11/1/24	300,000	296,234
Lam Research Corp.
1.90% 6/15/30	50,000	41,660
2.88% 6/15/50	35,000	24,452
3.13% 6/15/60	240,000	161,387
3.75% 3/15/26	100,000	97,057
4.00% 3/15/29	85,000	82,025
4.88% 3/15/49	50,000	48,402
Marvell Technology, Inc.
1.65% 4/15/26	65,000	58,545
2.45% 4/15/28	65,000	56,750

LVIP SSGA Bond Index Fund-56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Marvell Technology, Inc. (continued)
2.95% 4/15/31	60,000	$ 50,296
4.88% 6/22/28	100,000	97,034
Micron Technology, Inc.
2.70% 4/15/32	90,000	70,998
3.37% 11/1/41	65,000	45,338
3.48% 11/1/51	95,000	63,371
4.19% 2/15/27	75,000	71,858
4.98% 2/6/26	100,000	98,528
5.33% 2/6/29	100,000	98,455
5.38% 4/15/28	250,000	247,588
6.75% 11/1/29	100,000	103,949
NVIDIA Corp.
3.20% 9/16/26	200,000	192,542
3.50% 4/1/50	600,000	487,579
NXP BV/NXP Funding LLC 5.35% 3/1/26	100,000	99,326
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	161,904
2.70% 5/1/25	40,000	37,910
3.13% 2/15/42	155,000	108,432
3.15% 5/1/27	65,000	59,681
3.25% 11/30/51	110,000	73,323
3.40% 5/1/30	85,000	75,205
4.40% 6/1/27	40,000	38,668
5.00% 1/15/33	50,000	48,010
5.55% 12/1/28	65,000	65,403
Qorvo, Inc. 1.75% 12/15/24	60,000	55,791
QUALCOMM, Inc.
2.15% 5/20/30	200,000	171,948
3.25% 5/20/27	200,000	189,382
3.25% 5/20/50	90,000	67,425
3.45% 5/20/25	300,000	290,928
4.25% 5/20/32	20,000	19,476
4.50% 5/20/52	45,000	40,936
4.65% 5/20/35	200,000	199,644
4.80% 5/20/45	200,000	194,147
5.40% 5/20/33	200,000	210,586
Texas Instruments, Inc.
2.25% 9/4/29	65,000	56,703
3.88% 3/15/39	55,000	49,271
4.15% 5/15/48	300,000	272,489
4.60% 2/15/28	210,000	210,380
4.90% 3/14/33	75,000	76,844
5.05% 5/18/63	250,000	250,496
TSMC Arizona Corp.
3.88% 4/22/27	200,000	192,540
4.25% 4/22/32	200,000	193,846
4.50% 4/22/52	200,000	193,300
Xilinx, Inc. 2.38% 6/1/30	100,000	86,326
		13,849,009
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.68%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	$ 95,133
3.40% 6/15/27	45,000	42,520
4.50% 6/15/47	60,000	55,280
Adobe, Inc.
1.90% 2/1/25	65,000	61,767
2.15% 2/1/27	65,000	59,706
2.30% 2/1/30	390,000	342,112
3.25% 2/1/25	95,000	92,157
Autodesk, Inc.
2.85% 1/15/30	55,000	48,219
3.50% 6/15/27	100,000	94,694
4.38% 6/15/25	100,000	97,713
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	127,925
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	73,801
Electronic Arts, Inc.
1.85% 2/15/31	120,000	97,198
2.95% 2/15/51	85,000	57,500
4.80% 3/1/26	100,000	99,188
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	71,347
1.65% 3/1/28	55,000	46,413
2.25% 3/1/31	150,000	119,711
3.10% 3/1/41	25,000	17,204
5.10% 7/15/32	500,000	485,133
Fiserv, Inc.
2.25% 6/1/27	500,000	449,011
2.65% 6/1/30	200,000	170,441
2.75% 7/1/24	300,000	291,065
3.20% 7/1/26	65,000	60,994
3.50% 7/1/29	180,000	164,292
3.85% 6/1/25	150,000	144,901
4.40% 7/1/49	140,000	118,296
5.45% 3/2/28	180,000	180,879
Intuit, Inc. 0.95% 7/15/25	65,000	59,394
Microsoft Corp.
2.40% 8/8/26	250,000	234,623
2.53% 6/1/50	574,000	397,062
2.68% 6/1/60	382,000	256,184
2.92% 3/17/52	1,280,000	952,278
3.04% 3/17/62	166,000	121,046
3.13% 11/3/25	200,000	192,519
3.30% 2/6/27	500,000	480,824
3.45% 8/8/36	596,000	543,606
Oracle Corp.
1.65% 3/25/26	225,000	204,199
2.30% 3/25/28	250,000	220,615
2.50% 4/1/25	400,000	379,655
2.88% 3/25/31	240,000	204,891
2.95% 11/15/24	150,000	144,849

LVIP SSGA Bond Index Fund-57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
2.95% 4/1/30	500,000	$ 436,433
3.25% 11/15/27	200,000	185,544
3.60% 4/1/40	1,000,000	773,607
3.60% 4/1/50	300,000	214,368
3.65% 3/25/41	400,000	308,172
3.80% 11/15/37	90,000	73,584
3.85% 7/15/36	150,000	125,188
3.85% 4/1/60	700,000	493,355
3.90% 5/15/35	355,000	306,313
3.95% 3/25/51	405,000	306,229
4.00% 7/15/46	150,000	115,292
4.00% 11/15/47	140,000	107,784
4.10% 3/25/61	240,000	177,097
4.30% 7/8/34	200,000	181,633
4.50% 5/6/28	90,000	87,566
4.50% 7/8/44	500,000	417,859
4.90% 2/6/33	85,000	82,510
5.38% 7/15/40	400,000	381,743
5.55% 2/6/53	115,000	111,359
5.80% 11/10/25	70,000	70,780
6.13% 7/8/39	150,000	154,756
6.25% 11/9/32	250,000	265,373
6.50% 4/15/38	200,000	212,923
6.90% 11/9/52	70,000	78,566
Roper Technologies, Inc.
1.00% 9/15/25	210,000	190,939
2.00% 6/30/30	115,000	93,989
3.80% 12/15/26	55,000	52,586
3.85% 12/15/25	100,000	95,920
4.20% 9/15/28	95,000	91,151
Salesforce, Inc.
0.63% 7/15/24	110,000	104,709
1.50% 7/15/28	135,000	116,302
1.95% 7/15/31	200,000	165,036
2.70% 7/15/41	120,000	88,165
2.90% 7/15/51	200,000	140,600
3.05% 7/15/61	100,000	67,825
3.70% 4/11/28	100,000	96,435
ServiceNow, Inc. 1.40% 9/1/30	125,000	98,970
Take-Two Interactive Software, Inc.
4.95% 3/28/28	250,000	247,040
5.00% 3/28/26	250,000	247,622
VMware, Inc.
1.00% 8/15/24	125,000	118,347
1.40% 8/15/26	80,000	70,643
1.80% 8/15/28	110,000	92,196
2.20% 8/15/31	135,000	106,083
3.90% 8/21/27	85,000	80,582
4.50% 5/15/25	300,000	293,815
		16,483,334
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–1.13%
America Movil SAB de CV
2.88% 5/7/30	200,000	$ 173,815
4.38% 7/16/42	200,000	175,466
6.13% 11/15/37	150,000	160,133
6.13% 3/30/40	250,000	265,993
6.38% 3/1/35	25,000	27,106
AT&T, Inc.
1.65% 2/1/28	45,000	38,674
1.70% 3/25/26	200,000	182,298
2.25% 2/1/32	210,000	166,803
2.30% 6/1/27	200,000	179,872
2.55% 12/1/33	400,000	314,190
2.75% 6/1/31	350,000	295,316
3.10% 2/1/43	250,000	179,550
3.50% 6/1/41	900,000	690,916
3.50% 9/15/53	460,000	325,641
3.55% 9/15/55	700,000	490,046
3.65% 6/1/51	400,000	293,648
3.65% 9/15/59	555,000	386,402
3.80% 2/15/27	105,000	100,295
3.80% 12/1/57	812,000	587,886
3.85% 6/1/60	185,000	133,945
4.25% 3/1/27	500,000	486,076
4.30% 2/15/30	286,000	271,478
4.35% 3/1/29	370,000	355,441
4.35% 6/15/45	532,000	445,828
4.50% 5/15/35	220,000	202,247
4.85% 3/1/39	120,000	110,392
5.25% 3/1/37	150,000	146,469
5.35% 9/1/40	338,000	326,713
5.40% 2/15/34	265,000	265,455
5.54% 2/20/26	100,000	100,006
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	190,031
4.30% 7/29/49	55,000	46,527
4.46% 4/1/48	100,000	86,755
5.10% 5/11/33	250,000	246,932
British Telecommunications PLC 9.63% 12/15/30	350,000	430,629
Cisco Systems, Inc.
2.50% 9/20/26	300,000	281,028
2.95% 2/28/26	150,000	143,982
3.50% 6/15/25	45,000	43,673
5.50% 1/15/40	200,000	212,667
5.90% 2/15/39	300,000	331,865
Corning, Inc.
3.90% 11/15/49	100,000	74,835
4.75% 3/15/42	250,000	228,226
5.45% 11/15/79	40,000	36,131
5.75% 8/15/40	25,000	25,199
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	550,889

LVIP SSGA Bond Index Fund-58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Juniper Networks, Inc.
1.20% 12/10/25	105,000	$ 94,008
2.00% 12/10/30	160,000	124,130
5.95% 3/15/41	100,000	97,271
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	68,660
2.75% 5/24/31	100,000	81,926
4.00% 9/1/24	25,000	24,408
4.60% 2/23/28	100,000	96,982
4.60% 5/23/29	100,000	96,817
Orange SA
5.38% 1/13/42	100,000	99,271
9.00% 3/1/31	400,000	491,293
Rogers Communications, Inc.
2.90% 11/15/26	200,000	183,313
3.63% 12/15/25	65,000	61,496
3.70% 11/15/49	100,000	70,809
4.30% 2/15/48	40,000	31,118
4.35% 5/1/49	155,000	122,419
4.50% 3/15/43	100,000	83,044
5.00% 3/15/44	100,000	87,929
7.50% 8/15/38	25,000	27,715
Telefonica Emisiones SA
4.67% 3/6/38	150,000	126,978
4.90% 3/6/48	200,000	166,921
5.21% 3/8/47	300,000	260,922
5.52% 3/1/49	200,000	179,750
7.05% 6/20/36	175,000	190,845
Telefonica Europe BV 8.25% 9/15/30	200,000	231,105
TELUS Corp.
2.80% 2/16/27	100,000	92,414
3.70% 9/15/27	100,000	94,052
4.60% 11/16/48	100,000	85,942
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,084,317
2.05% 2/15/28	255,000	221,107
2.25% 11/15/31	150,000	120,006
2.40% 3/15/29	55,000	47,273
2.55% 2/15/31	230,000	191,178
2.70% 3/15/32	110,000	90,863
3.00% 2/15/41	155,000	113,322
3.30% 2/15/51	275,000	192,910
3.40% 10/15/52	300,000	214,097
3.60% 11/15/60	265,000	185,987
3.88% 4/15/30	1,000,000	921,269
4.50% 4/15/50	800,000	686,437
4.95% 3/15/28	75,000	73,805
5.05% 7/15/33	550,000	540,044
5.20% 1/15/33	130,000	129,164
5.65% 1/15/53	65,000	66,001
5.80% 9/15/62	95,000	96,525
Verizon Communications, Inc.
0.85% 11/20/25	250,000	225,501
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
1.45% 3/20/26	160,000	$ 145,079
1.50% 9/18/30	300,000	237,090
1.68% 10/30/30	206,000	162,633
1.75% 1/20/31	250,000	197,234
2.10% 3/22/28	240,000	210,833
2.55% 3/21/31	415,000	346,497
2.63% 8/15/26	230,000	213,794
2.65% 11/20/40	250,000	173,899
2.85% 9/3/41	95,000	67,566
2.88% 11/20/50	250,000	162,872
2.99% 10/30/56	431,000	273,754
3.00% 11/20/60	720,000	449,739
3.40% 3/22/41	195,000	150,502
3.55% 3/22/51	145,000	108,163
3.70% 3/22/61	120,000	87,266
3.88% 2/8/29	250,000	234,471
3.88% 3/1/52	250,000	197,067
4.00% 3/22/50	500,000	405,685
4.13% 3/16/27	200,000	194,189
4.13% 8/15/46	35,000	28,770
4.27% 1/15/36	904,000	815,080
4.33% 9/21/28	1,087,000	1,047,872
4.40% 11/1/34	600,000	553,784
4.50% 8/10/33	370,000	349,152
5.05% 5/9/33	165,000	163,164
Vodafone Group PLC
4.13% 5/30/25	75,000	73,178
4.25% 9/17/50	85,000	68,241
4.38% 2/19/43	150,000	125,967
4.88% 6/19/49	200,000	177,143
6.15% 2/27/37	400,000	418,677
7.88% 2/15/30	100,000	114,808
		27,332,982
Toys Games Hobbies–0.02%
Hasbro, Inc.
3.50% 9/15/27	60,000	55,798
3.90% 11/19/29	200,000	180,728
5.10% 5/15/44	65,000	57,182
6.35% 3/15/40	65,000	66,007
		359,715
Transportation–0.52%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	240,613
3.25% 6/15/27	100,000	95,190
3.30% 9/15/51	200,000	149,253
3.65% 9/1/25	100,000	96,917
3.90% 8/1/46	105,000	86,749
4.13% 6/15/47	100,000	86,372
4.15% 4/1/45	114,000	99,161

LVIP SSGA Bond Index Fund-59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.15% 12/15/48	40,000	$ 34,854
4.40% 3/15/42	100,000	90,562
4.45% 3/15/43	100,000	90,847
4.70% 9/1/45	100,000	92,864
4.95% 9/15/41	100,000	97,516
5.05% 3/1/41	100,000	98,467
5.15% 9/1/43	150,000	148,440
5.20% 4/15/54	145,000	147,887
5.75% 5/1/40	200,000	211,528
6.15% 5/1/37	100,000	110,322
Canadian National Railway Co.
2.45% 5/1/50	65,000	41,376
2.75% 3/1/26	50,000	47,098
2.95% 11/21/24	100,000	96,490
3.20% 8/2/46	100,000	73,977
3.65% 2/3/48	100,000	80,532
6.20% 6/1/36	100,000	110,291
6.25% 8/1/34	100,000	110,051
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	108,051
1.75% 12/2/26	60,000	53,932
2.05% 3/5/30	35,000	29,359
2.45% 12/2/31	65,000	56,931
2.88% 11/15/29	65,000	57,384
2.90% 2/1/25	150,000	144,013
3.00% 12/2/41	60,000	49,079
3.10% 12/2/51	75,000	53,157
4.20% 11/15/69	70,000	54,854
4.30% 5/15/43	100,000	86,000
4.70% 5/1/48	100,000	90,802
4.80% 9/15/35	65,000	63,396
4.80% 8/1/45	100,000	92,986
4.95% 8/15/45	100,000	93,652
6.13% 9/15/15	65,000	67,122
7.13% 10/15/31	150,000	169,704
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	95,769
CSX Corp.
2.40% 2/15/30	50,000	43,162
3.25% 6/1/27	100,000	94,095
3.35% 9/15/49	65,000	47,951
3.80% 3/1/28	100,000	95,185
3.80% 11/1/46	150,000	120,536
3.95% 5/1/50	90,000	73,277
4.10% 3/15/44	100,000	85,941
4.25% 3/15/29	150,000	145,202
4.25% 11/1/66	100,000	82,320
4.30% 3/1/48	100,000	87,011
4.40% 3/1/43	200,000	174,365
4.65% 3/1/68	100,000	89,499
5.50% 4/15/41	200,000	202,421
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp. (continued)
6.15% 5/1/37	120,000	$ 129,156
6.22% 4/30/40	100,000	108,123
FedEx Corp.
3.25% 4/1/26	150,000	143,431
3.40% 2/15/28	100,000	93,085
3.88% 8/1/42	100,000	80,620
4.05% 2/15/48	100,000	79,897
4.10% 4/15/43	100,000	81,155
4.10% 2/1/45	200,000	161,607
4.40% 1/15/47	100,000	84,549
4.55% 4/1/46	150,000	129,412
4.75% 11/15/45	350,000	311,053
4.90% 1/15/34	60,000	58,659
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	606,423	494,699
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	96,423
Kirby Corp. 4.20% 3/1/28	100,000	93,235
Norfolk Southern Corp.
2.90% 8/25/51	250,000	165,455
3.05% 5/15/50	100,000	69,138
3.15% 6/1/27	50,000	46,834
3.16% 5/15/55	41,000	28,028
3.65% 8/1/25	50,000	48,058
3.80% 8/1/28	60,000	56,738
3.94% 11/1/47	80,000	64,632
4.05% 8/15/52	132,000	108,587
4.15% 2/28/48	125,000	105,005
4.45% 6/15/45	100,000	86,593
4.65% 1/15/46	100,000	89,569
4.84% 10/1/41	111,000	102,670
Ryder System, Inc.
1.75% 9/1/26	65,000	58,093
2.85% 3/1/27	70,000	63,950
2.90% 12/1/26	90,000	82,450
4.30% 6/15/27	50,000	47,894
5.25% 6/1/28	180,000	177,725
Union Pacific Corp.
2.15% 2/5/27	50,000	45,662
2.38% 5/20/31	45,000	38,051
2.40% 2/5/30	85,000	73,870
2.75% 3/1/26	250,000	236,432
2.80% 2/14/32	140,000	120,798
2.89% 4/6/36	115,000	91,688
2.95% 3/10/52	70,000	48,580
2.97% 9/16/62	75,000	48,834
3.25% 8/15/25	50,000	48,072
3.25% 2/5/50	150,000	112,049
3.35% 8/15/46	150,000	111,363
3.38% 2/1/35	200,000	171,125
3.38% 2/14/42	80,000	63,922
3.50% 2/14/53	155,000	119,760
3.55% 8/15/39	70,000	58,691

LVIP SSGA Bond Index Fund-60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.60% 9/15/37	40,000	$ 34,110
3.75% 7/15/25	100,000	97,062
3.75% 2/5/70	40,000	30,254
3.80% 4/6/71	80,000	61,024
3.84% 3/20/60	240,000	190,909
3.85% 2/14/72	125,000	96,088
3.88% 2/1/55	94,000	75,838
3.95% 8/15/59	70,000	56,613
4.00% 4/15/47	100,000	84,428
4.10% 9/15/67	65,000	53,763
4.50% 1/20/33	250,000	245,822
United Parcel Service, Inc.
2.20% 9/1/24	45,000	43,361
2.40% 11/15/26	150,000	139,637
2.50% 9/1/29	45,000	39,830
3.40% 3/15/29	65,000	61,326
3.40% 11/15/46	150,000	116,060
3.40% 9/1/49	65,000	51,752
3.63% 10/1/42	75,000	62,349
3.75% 11/15/47	150,000	125,430
4.25% 3/15/49	100,000	89,837
4.88% 3/3/33	145,000	146,529
4.88% 11/15/40	55,000	54,153
5.30% 4/1/50	150,000	157,571
6.20% 1/15/38	255,000	285,043
		12,578,722
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	191,623
3.25% 9/15/26	50,000	46,138
3.85% 3/30/27	50,000	46,943
4.00% 6/30/30	65,000	59,292
4.55% 11/7/28	100,000	95,275
4.70% 4/1/29	50,000	47,863
5.20% 3/15/44	50,000	44,746
		531,880
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	124,511
2.95% 9/1/27	180,000	166,047
3.25% 6/1/51	150,000	108,946
3.75% 9/1/28	150,000	141,585
3.75% 9/1/47	250,000	197,814
4.00% 12/1/46	50,000	40,336
4.20% 9/1/48	100,000	84,189
4.30% 12/1/42	100,000	87,887
		951,315
Total Corporate Bonds (Cost $696,963,576)		622,942,875
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.63%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	$ 55,770
Series B 7.83% 2/15/41	55,000	69,326
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	236,855
Series S1 6.92% 4/1/40	100,000	117,821
Series S1 7.04% 4/1/50	100,000	128,365
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	80,478
Series B 2.44% 8/15/49	50,000	33,078
Series C 4.79% 8/15/46	90,000	90,787
California State University Series B 3.90% 11/1/47	50,000	43,649
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.49% 11/1/39	50,000	52,473
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	93,213
Series C 4.57% 1/1/54	100,000	95,380
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	95,000	107,676
Series B 6.90% 12/1/40	40,000	45,337
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	40,196
City of Chicago IL Series B 7.75% 1/1/42	83,000	85,236
City of Houston 3.96% 3/1/47	100,000	88,625
City of New York NY
Series A2 5.21% 10/1/31	100,000	101,382
Series C1 5.52% 10/1/37	85,000	89,048
Series F1 6.27% 12/1/37	100,000	111,376
City of Riverside CA Series A 3.86% 6/1/45	20,000	17,161
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	234,897
Series C 5.99% 2/1/39	50,000	54,594
City of San Francisco CA Public Utilities Commission Water Revenue Series A 3.30% 11/1/39	25,000	20,584
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	99,586
Series C 2.51% 7/1/41	30,000	22,328
Series E 5.46% 12/1/39	100,000	105,222
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	91,268
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	228,554

LVIP SSGA Bond Index Fund-61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	$ 55,840
Series C 2.92% 11/1/50	40,000	28,838
Series C 3.09% 11/1/40	60,000	47,151
Dallas Independent School District Series C 6.45% 2/15/35	100,000	100,990
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	109,936
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	91,854
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	120,929
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	23,944
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	96,105
Los Angeles Community College District
1.61% 8/1/28	50,000	43,706
1.81% 8/1/30	50,000	41,759
2.11% 8/1/32	50,000	40,798
6.75% 8/1/49	100,000	124,765
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	125,626
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	356,259
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	37,207
Series C 2.95% 5/15/43	250,000	187,224
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,543
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	57,145
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	98,905
6.67% 11/15/39	130,000	137,953
Series E 6.81% 11/15/40	500,000	541,015
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	$ 160,481
Municipal Electric Authority of Georgia
6.66% 4/1/57	117,000	133,972
Series A 6.64% 4/1/57	141,000	160,930
Series B 7.06% 4/1/57	95,000	100,502
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	241,668
New Jersey Transportation Trust Fund Authority
Series B 6.56% 12/15/40	100,000	114,920
Series C 5.75% 12/15/28	100,000	100,927
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	426,387
Series F 7.41% 1/1/40	90,000	112,729
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	208,066
Series B 5.57% 11/1/38	65,000	68,151
New York City Water & Sewer System
5.95% 6/15/42	100,000	113,483
Series AA-2 5.75% 6/15/41	100,000	109,231
Series EE 6.01% 6/15/42	35,000	39,944
Series GG 5.72% 6/15/42	65,000	71,612
New York State Dormitory Authority
Series B 3.14% 7/1/43	100,000	80,996
Series D 5.60% 3/15/40	100,000	105,983
New York State Urban Development Corp.
5.77% 3/15/39	50,000	52,308
Series B 3.90% 3/15/33	100,000	93,472
Ohio State University
Series A 3.80% 12/1/46	100,000	83,100
Series C 4.91% 6/1/40	100,000	99,418
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	252,261
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	158,328
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	32,478
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	268,466
Series 168th 4.93% 10/1/51	350,000	349,816
Series 174th 4.46% 10/1/62	250,000	228,362

LVIP SSGA Bond Index Fund-62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey (continued)
Series 181th 4.96% 8/1/46	155,000	$ 151,565
Series 192th 4.81% 10/15/65	250,000	243,128
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	116,672
Series Q 4.13% 5/15/32	125,000	118,784
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	163,838
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	80,404
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	59,288
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	113,255
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	112,946
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	92,326
Series A 1.71% 7/1/27	100,000	88,520
Series A 2.15% 7/1/30	100,000	83,351
State of California
3.38% 4/1/25	75,000	72,558
3.50% 4/1/28	100,000	94,926
4.50% 4/1/33	100,000	98,369
4.60% 4/1/38	60,000	57,517
7.50% 4/1/34	325,000	395,748
7.55% 4/1/39	600,000	755,882
7.60% 11/1/40	80,000	102,134
7.63% 3/1/40	85,000	106,844
State of Connecticut
Series A 5.85% 3/15/32	100,000	106,325
Series D 5.09% 10/1/30	200,000	197,601
State of Illinois 5.10% 6/1/33	800,000	786,166
State of Mississippi Series F 5.25% 11/1/34	100,000	102,897
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	82,365
State of Texas 5.52% 4/1/39	100,000	107,156
State of Utah Series D 4.55% 7/1/24	20,000	19,827
State Public School Building Authority Series A 5.00% 9/15/27	100,000	99,280
Texas Transportation Commission
2.47% 10/1/44	150,000	106,262
2.56% 4/1/42	40,000	30,442
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	$ 202,473
University of California
Series AD 4.86% 5/15/12	250,000	222,074
Series AQ 4.77% 5/15/15	250,000	217,913
Series AX 3.06% 7/1/25	100,000	96,251
Series BG 1.61% 5/15/30	60,000	49,256
University of Michigan
Series B 2.44% 4/1/40	50,000	37,717
Series B 2.56% 4/1/50	50,000	33,559
Series B 3.50% 4/1/52	200,000	161,049
Series C 3.60% 4/1/47	60,000	52,212
University of Virginia
2.26% 9/1/50	60,000	37,258
Series C 4.18% 9/1/17	50,000	40,615
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	128,998
Total Municipal Bonds (Cost $15,332,904)		15,111,499
NON-AGENCY ASSET-BACKED SECURITIES–0.42%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	368,000	345,426
Series 2022-2 A 3.39% 5/15/27	1,000,000	965,059
BMW Vehicle Lease Trust Series 2023-1 A4 5.07% 6/25/26	98,000	97,260
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	503,596
Series 2022-A2 A 3.49% 5/15/27	500,000	483,309
Capital One Prime Auto Receivables Trust Series 2023-1 A3 4.87% 2/15/28	250,000	247,349
CarMax Auto Owner Trust
Series 2023-1 A3 4.75% 10/15/27	250,000	246,475
Series 2023-2 A3 5.05% 1/18/28	350,000	347,580
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	255,251
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	822,529
CNH Equipment Trust Series 2023-A A3 4.81% 8/15/28	300,000	296,982
Discover Card Execution Note Trust
Series 2021-A2 A2 1.03% 9/15/28	600,000	527,845
Series 2022-A1 A1 1.96% 2/15/27	375,000	354,318

LVIP SSGA Bond Index Fund-63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust Series 2023-A A3 4.94% 3/15/26	123,000	$ 121,683
Ford Credit Auto Owner Trust Series 2023-A A3 4.65% 2/15/28	133,000	131,314
GM Financial Automobile Leasing Trust Series 2023-2 A3 5.05% 7/20/26	90,000	89,264
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 A3 4.66% 2/16/28	80,000	78,953
Series 2023-2 A3 4.47% 2/16/28	300,000	294,697
Honda Auto Receivables Owner Trust
Series 2023-1 A3 5.04% 4/21/27	111,000	110,281
Series 2023-2 A3 4.93% 11/15/27	125,000	124,206
Hyundai Auto Receivables Trust Series 2022-A A3 2.22% 10/15/26	500,000	479,887
John Deere Owner Trust
Series 2022-B A3 3.74% 2/16/27	195,000	189,451
Series 2023-B A3 5.18% 3/15/28	83,000	82,858
Mercedes-Benz Auto Receivables Trust Series 2022-1 A3 5.21% 8/16/27	425,000	423,052
Santander Drive Auto Receivables Trust Series 2023-1 A3 4.88% 4/15/27	1,125,000	1,110,017
Toyota Auto Receivables Owner Trust Series 2021-B A4 0.53% 10/15/26	500,000	461,984
Verizon Master Trust Series 2023-4 A1A 5.16% 6/20/29	410,000	408,623
World Omni Auto Receivables Trust Series 2023-A A3 4.83% 5/15/28	500,000	494,276
Total Non-Agency Asset-Backed Securities (Cost $10,461,679)		10,093,525
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
•BBCMS Mortgage Trust Series 2023-C20 A5 5.58% 7/15/56	140,000	144,078
Total Non-Agency Collateralized Mortgage Obligation (Cost $144,191)		144,078
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.88%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	$ 444,792
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	136,324
Series 2019-BN17 A4 3.71% 4/15/52	265,000	241,702
Series 2019-BN24 A3 2.96% 11/15/62	500,000	432,977
Series 2020-BN25 A5 2.65% 1/15/63	600,000	506,448
Series 2020-BN28 A4 1.84% 3/15/63	187,500	148,321
Series 2021-BN31 A4 2.04% 2/15/54	313,043	249,022
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	550,638
Series 2020-C8 A5 2.04% 10/15/53	250,000	200,499
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	177,666
Series 2018-B3 A5 4.03% 4/10/51	350,000	323,157
Series 2018-B5 A4 4.21% 7/15/51	200,000	185,971
Series 2019-B10 A4 3.72% 3/15/62	575,000	519,590
Series 2020-B18 A5 1.93% 7/15/53	296,875	231,574
Series 2020-B19 A5 1.85% 9/15/53	800,000	619,030
Series 2021-B24 A5 2.58% 3/15/54	500,000	398,372
•Series 2022-B35 A5 4.59% 5/15/55	350,000	318,598
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	363,986
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.73% 9/10/58	500,000	432,048
Series 2020-GC46 A5 2.72% 2/15/53	500,000	419,117
COMM Mortgage Trust Series 2015-CR26 A3 3.36% 10/10/48	859,028	812,290
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	935,017
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	444,742
Series 2020-C19 A3 2.56% 3/15/53	150,000	122,557

LVIP SSGA Bond Index Fund-64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.93% 9/10/47	500,000	$ 482,029
Series 2015-GC28 A5 3.40% 2/10/48	700,000	669,309
Series 2020-GC45 A5 2.91% 2/13/53	275,000	235,370
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	963,718
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	468,592
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	314,448
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,184,402
Series 2015-C25 ASB 3.38% 10/15/48	305,075	292,342
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	454,849
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	463,748	437,919
Series 2020-L4 A3 2.70% 2/15/53	400,000	332,381
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	519,493
Series 2017-C7 A4 3.68% 12/15/50	350,000	312,767
Series 2018-C14 A3 4.18% 12/15/51	288,484	263,919
Series 2018-C8 A4 3.98% 2/15/51	200,000	180,660
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	444,980
Series 2015-P2 A4 3.81% 12/15/48	665,000	627,781
Series 2017-C41 A4 3.47% 11/15/50	350,000	318,132
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,199,849
Series 2019-C50 A5 3.73% 5/15/52	310,000	280,132
Series 2020-C56 A5 2.45% 6/15/53	220,600	181,107
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	$ 961,883
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $24,960,088)		21,340,500
ΔREGIONAL BONDS–0.27%
Canada—0.27%
Province of Alberta Canada
1.30% 7/22/30	150,000	121,949
1.88% 11/13/24	250,000	238,314
3.30% 3/15/28	400,000	379,673
Province of British Columbia Canada
1.30% 1/29/31	250,000	202,517
4.20% 7/6/33	320,000	318,601
6.50% 1/15/26	100,000	103,459
7.25% 9/1/36	100,000	125,978
Province of New Brunswick Canada 3.63% 2/24/28	150,000	143,763
Province of Ontario Canada
0.63% 1/21/26	175,000	157,469
1.05% 4/14/26	600,000	542,394
1.13% 10/7/30	1,250,000	1,002,359
1.60% 2/25/31	250,000	205,886
2.00% 10/2/29	250,000	218,064
2.30% 6/15/26	500,000	466,488
3.10% 5/19/27	200,000	189,195
Province of Quebec Canada
0.60% 7/23/25	250,000	228,747
1.35% 5/28/30	200,000	164,670
1.50% 2/11/25	250,000	235,610
2.50% 4/20/26	1,000,000	941,670
2.75% 4/12/27	300,000	280,251
7.50% 9/15/29	175,000	203,622
		6,470,679
Total Regional Bonds (Cost $7,150,849)		6,470,679
ΔSOVEREIGN BONDS–1.36%
Canada—0.09%
Canada Government International Bonds
1.63% 1/22/25	500,000	473,860
2.88% 4/28/25	450,000	433,288
3.75% 4/26/28	130,000	127,221
Export Development Canada
3.88% 2/14/28	900,000	883,702
4.38% 6/29/26	250,000	248,540
		2,166,611
Chile—0.07%
Chile Government International Bonds
2.55% 1/27/32	200,000	170,752
2.55% 7/27/33	250,000	204,170

LVIP SSGA Bond Index Fund-65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bonds (continued)
3.10% 5/7/41	200,000	$ 149,896
3.10% 1/22/61	200,000	130,335
3.13% 1/21/26	326,000	312,364
3.24% 2/6/28	350,000	328,468
3.50% 1/31/34	200,000	176,019
3.50% 1/25/50	200,000	149,886
4.34% 3/7/42	200,000	177,303
		1,799,193
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	482,779
		482,779
Indonesia—0.10%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	327,100
2.85% 2/14/30	250,000	221,875
3.20% 9/23/61	200,000	136,080
3.50% 2/14/50	250,000	191,538
4.10% 4/24/28	300,000	289,216
4.20% 10/15/50	400,000	340,096
4.55% 1/11/28	200,000	197,238
4.65% 9/20/32	100,000	97,836
4.75% 2/11/29	200,000	198,450
4.85% 1/11/33	200,000	198,775
5.35% 2/11/49	200,000	202,074
5.45% 9/20/52	12,500	12,689
		2,412,967
Israel—0.05%
Israel Government International Bonds
2.88% 3/16/26	200,000	189,329
3.25% 1/17/28	200,000	186,744
3.88% 7/3/50	400,000	327,473
4.50% 1/30/43	200,000	182,952
State of Israel
2.50% 1/15/30	200,000	174,488
3.38% 1/15/50	200,000	149,920
		1,210,906
Italy—0.05%
Italy Government International Bonds
1.25% 2/17/26	495,000	441,827
5.38% 6/15/33	800,000	797,174
		1,239,001
Japan—0.13%
Japan Bank for International Cooperation
0.63% 7/15/25	235,000	214,780
1.25% 1/21/31	200,000	157,871
1.75% 10/17/24	200,000	190,524
1.88% 4/15/31	200,000	165,202
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
2.00% 10/17/29	200,000	$ 171,839
2.13% 2/16/29	200,000	174,435
2.25% 11/4/26	200,000	183,311
2.38% 4/20/26	300,000	280,018
2.75% 11/16/27	200,000	184,642
2.88% 6/1/27	350,000	325,312
2.88% 7/21/27	200,000	186,311
3.25% 7/20/28	300,000	280,753
3.88% 9/16/25	400,000	389,877
4.25% 1/26/26	210,000	206,430
		3,111,305
Mexico—0.22%
Mexico Government International Bonds
3.25% 4/16/30	205,000	182,428
3.50% 2/12/34	200,000	167,514
3.75% 1/11/28	200,000	190,174
3.77% 5/24/61	200,000	135,734
4.13% 1/21/26	285,000	279,543
4.15% 3/28/27	370,000	362,198
4.28% 8/14/41	200,000	164,533
4.35% 1/15/47	200,000	159,544
4.40% 2/12/52	200,000	157,435
4.50% 1/31/50	400,000	325,737
4.60% 2/10/48	200,000	163,987
4.75% 4/27/32	1,100,000	1,048,016
4.75% 3/8/44	1,000,000	854,055
6.05% 1/11/40	475,000	480,243
6.75% 9/27/34	500,000	543,744
		5,214,885
Panama—0.11%
Panama Government International Bonds
2.25% 9/29/32	700,000	534,217
3.16% 1/23/30	445,000	389,154
3.87% 7/23/60	310,000	204,933
3.88% 3/17/28	300,000	283,985
4.30% 4/29/53	300,000	222,709
4.50% 4/16/50	200,000	154,646
6.40% 2/14/35	200,000	208,366
6.70% 1/26/36	200,000	213,792
7.13% 1/29/26	100,000	104,198
8.88% 9/30/27	100,000	114,559
9.38% 4/1/29	100,000	120,320
		2,550,879
Peru—0.10%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	119,680
3.00% 1/15/34	233,000	193,390
3.30% 3/11/41	125,000	96,208
3.55% 3/10/51	395,000	295,266
3.60% 1/15/72	400,000	271,704

LVIP SSGA Bond Index Fund-66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
4.13% 8/25/27	350,000	$ 340,000
5.63% 11/18/50	100,000	102,991
6.55% 3/14/37	500,000	560,000
7.35% 7/21/25	100,000	103,529
8.75% 11/21/33	200,000	253,154
		2,335,922
Philippines—0.14%
Philippines Government International Bonds
2.46% 5/5/30	250,000	215,778
2.95% 5/5/45	650,000	460,778
3.00% 2/1/28	200,000	185,960
3.20% 7/6/46	200,000	147,061
3.56% 9/29/32	200,000	181,180
3.70% 2/2/42	200,000	163,281
3.75% 1/14/29	400,000	380,883
3.95% 1/20/40	500,000	428,206
5.00% 7/17/33	200,000	202,047
5.00% 1/13/37	500,000	498,211
5.61% 4/13/33	200,000	210,848
9.50% 2/2/30	300,000	375,841
		3,450,074
Poland—0.04%
Poland Government International Bonds 3.25% 4/6/26	400,000	384,528
Republic of Poland Government International Bonds
5.50% 4/4/53	400,000	402,242
5.75% 11/16/32	165,000	172,920
		959,690
Republic of Korea—0.14%
Export-Import Bank of Korea
0.63% 2/9/26	200,000	176,660
1.25% 1/18/25	208,000	194,998
1.63% 1/18/27	200,000	178,422
2.13% 1/18/32	200,000	163,282
3.25% 11/10/25	200,000	189,818
4.00% 9/15/24	300,000	293,895
5.00% 1/11/28	300,000	300,727
5.13% 1/11/33	200,000	204,390
Korea Development Bank
0.80% 7/19/26	250,000	217,166
1.63% 1/19/31	250,000	201,498
2.00% 2/24/25	200,000	189,283
2.25% 2/24/27	200,000	182,633
4.38% 2/15/33	300,000	291,290
Korea International Bonds
2.50% 6/19/29	200,000	180,052
2.75% 1/19/27	500,000	472,128
		3,436,242
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden—0.05%
Svensk Exportkredit AB
0.50% 8/26/25	500,000	$ 454,642
2.25% 3/22/27	200,000	183,480
3.63% 9/3/24	200,000	195,464
4.00% 7/15/25	200,000	195,839
4.13% 6/14/28	250,000	246,903
		1,276,328
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	297,669
5.10% 6/18/50	600,000	596,791
7.63% 3/21/36	250,000	307,542
		1,202,002
Total Sovereign Bonds (Cost $36,675,062)		32,848,784
SUPRANATIONAL BANKS–1.41%
African Development Bank
0.88% 7/22/26	250,000	223,217
3.38% 7/7/25	350,000	339,846
4.38% 11/3/27	205,000	205,103
4.38% 3/14/28	200,000	200,385
Asian Development Bank
0.38% 9/3/25	750,000	681,826
0.50% 2/4/26	500,000	449,556
0.63% 4/29/25	1,500,000	1,385,264
0.75% 10/8/30	250,000	197,635
1.00% 4/14/26	300,000	271,742
1.50% 10/18/24	500,000	476,205
1.75% 8/14/26	100,000	91,939
1.88% 3/15/29	500,000	440,152
1.88% 1/24/30	200,000	173,963
2.00% 4/24/26	600,000	558,571
2.38% 8/10/27	250,000	231,691
2.88% 5/6/25	450,000	432,900
3.13% 4/27/32	600,000	560,962
3.75% 4/25/28	175,000	170,952
4.00% 1/12/33	170,000	169,814
4.13% 9/27/24	250,000	246,101
4.25% 1/9/26	100,000	98,905
Asian Infrastructure Investment Bank
0.50% 5/28/25	500,000	457,577
3.75% 9/14/27	400,000	388,537
4.00% 1/18/28	750,000	735,678
Corp. Andina de Fomento 1.63% 9/23/25	500,000	459,181
Council Of Europe Development Bank
1.38% 2/27/25	250,000	235,232
3.00% 6/16/25	71,000	68,311
3.75% 5/25/26	250,000	244,181
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	918,969
1.50% 2/13/25	85,000	80,241

LVIP SSGA Bond Index Fund-67

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development (continued)
4.38% 3/9/28	200,000	$ 200,773
European Investment Bank
0.38% 12/15/25	400,000	360,312
0.38% 3/26/26	340,000	303,400
0.75% 10/26/26	222,000	196,515
1.25% 2/14/31	1,175,000	965,210
1.38% 3/15/27	1,250,000	1,119,269
1.63% 3/14/25	325,000	306,931
1.63% 10/9/29	550,000	475,880
1.75% 3/15/29	187,000	163,756
2.75% 8/15/25	273,000	261,480
3.25% 11/15/27	700,000	671,994
3.63% 7/15/30	160,000	155,394
3.75% 2/14/33	815,000	802,498
3.88% 3/15/28	200,000	196,765
Inter-American Development Bank
0.63% 7/15/25	1,000,000	917,849
0.63% 9/16/27	500,000	429,674
1.13% 7/20/28	200,000	171,376
1.13% 1/13/31	250,000	202,183
1.75% 3/14/25	1,250,000	1,182,013
2.00% 6/2/26	250,000	231,929
2.00% 7/23/26	100,000	92,582
2.25% 6/18/29	350,000	313,000
3.20% 8/7/42	100,000	84,978
3.25% 7/1/24	375,000	366,772
3.50% 9/14/29	400,000	385,495
3.50% 4/12/33	250,000	239,922
3.88% 10/28/41	100,000	94,041
4.00% 1/12/28	200,000	197,573
4.38% 1/24/44	56,000	56,001
4.50% 5/15/26	225,000	224,331
Inter-American Investment Corp. 4.13% 2/15/28	200,000	196,750
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	456,410
0.50% 10/28/25	280,000	254,139
0.63% 4/22/25	1,500,000	1,386,484
0.75% 11/24/27	325,000	279,040
0.88% 5/14/30	500,000	402,929
1.13% 9/13/28	1,000,000	853,984
1.25% 2/10/31	1,000,000	815,908
1.63% 1/15/25	750,000	711,068
1.63% 11/3/31	381,000	317,843
1.75% 10/23/29	250,000	216,756
2.50% 11/25/24	900,000	866,766
2.50% 11/22/27	350,000	324,696
3.13% 11/20/25	450,000	433,671
3.13% 6/15/27	1,000,000	951,985
3.50% 7/12/28	200,000	193,079
3.88% 2/14/30	205,000	201,770
4.75% 2/15/35	50,000	52,443
International Finance Corp.
0.38% 7/16/25	145,000	132,591
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Finance Corp. (continued)
0.75% 8/27/30	500,000	$ 396,791
3.63% 9/15/25	267,000	260,646
National Australia Bank Ltd.
4.90% 6/13/28	250,000	247,532
5.13% 11/22/24	250,000	248,850
5.20% 5/13/25	250,000	249,461
Nordic Investment Bank
0.38% 9/11/25	250,000	227,332
0.50% 1/21/26	250,000	224,977
3.38% 9/8/27	250,000	240,752
4.38% 3/14/28	200,000	200,834
Total Supranational Banks (Cost $36,657,553)		33,910,019
U.S. TREASURY OBLIGATIONS–39.27%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,944,727
1.13% 8/15/40	4,500,000	2,893,359
1.25% 5/15/50	6,300,000	3,542,520
1.38% 11/15/40	1,000,000	669,062
1.38% 8/15/50	5,000,000	2,905,273
1.63% 11/15/50	8,750,000	5,433,887
1.88% 2/15/41	3,000,000	2,178,633
1.88% 2/15/51	5,000,000	3,310,742
1.88% 11/15/51	7,500,000	4,950,586
2.00% 2/15/50	1,500,000	1,028,262
2.00% 8/15/51	7,000,000	4,771,758
2.25% 2/15/52	7,000,000	5,058,594
2.38% 11/15/49	2,500,000	1,866,699
2.38% 5/15/51	3,500,000	2,602,168
2.50% 2/15/45	10,400,000	8,051,875
2.50% 2/15/46	6,350,000	4,887,764
2.50% 5/15/46	7,200,000	5,536,406
2.75% 8/15/42	2,600,000	2,142,359
2.75% 11/15/42	3,500,000	2,878,887
2.75% 8/15/47	4,200,000	3,378,375
2.75% 11/15/47	6,500,000	5,228,184
2.88% 5/15/43	6,000,000	5,018,672
2.88% 8/15/45	1,200,000	990,234
2.88% 5/15/49	3,000,000	2,479,570
2.88% 5/15/52	2,000,000	1,657,422
3.00% 5/15/42	2,850,000	2,449,664
3.00% 11/15/45	8,100,000	6,830,894
3.00% 2/15/47	7,700,000	6,483,039
3.00% 5/15/47	5,700,000	4,799,801
3.00% 2/15/48	5,000,000	4,215,820
3.00% 8/15/48	11,000,000	9,280,391
3.00% 2/15/49	9,500,000	8,033,809
3.00% 8/15/52	2,500,000	2,125,586
3.13% 8/15/44	19,500,000	16,874,355
3.13% 5/15/48	4,000,000	3,450,469
3.25% 5/15/42	5,000,000	4,461,719
3.38% 11/15/48	2,000,000	1,807,422
3.63% 2/15/44	3,000,000	2,810,625

LVIP SSGA Bond Index Fund-68

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.63% 2/15/53	5,000,000	$ 4,798,437
3.63% 5/15/53	5,000,000	4,805,469
3.75% 8/15/41	3,850,000	3,718,709
3.88% 8/15/40	3,750,000	3,720,850
4.00% 11/15/52	5,500,000	5,649,531
4.38% 5/15/41	2,750,000	2,894,053
5.00% 5/15/37	1,000,000	1,132,305
5.25% 11/15/28	500,000	525,684
5.38% 2/15/31	500,000	547,422
5.50% 8/15/28	500,000	529,922
6.00% 2/15/26	750,000	775,049
6.13% 11/15/27	800,000	859,719
6.13% 8/15/29	300,000	333,023
6.63% 2/15/27	750,000	805,811
6.75% 8/15/26	500,000	532,363
6.88% 8/15/25	1,000,000	1,041,914
7.50% 11/15/24	500,000	514,922
7.63% 2/15/25	500,000	519,375
U.S. Treasury Notes
0.25% 10/31/25	20,000,000	18,050,000
0.38% 9/15/24	11,000,000	10,367,930
0.38% 12/31/25	2,500,000	2,253,418
0.38% 7/31/27	45,000,000	38,496,094
0.50% 5/31/27	5,000,000	4,322,852
0.50% 6/30/27	12,000,000	10,346,250
0.50% 8/31/27	15,500,000	13,297,305
0.63% 10/15/24	5,000,000	4,710,742
0.63% 12/31/27	10,000,000	8,545,312
0.63% 5/15/30	3,750,000	3,004,102
0.63% 8/15/30	5,000,000	3,983,398
0.75% 11/15/24	16,000,000	15,048,750
0.75% 1/31/28	35,000,000	30,023,437
0.88% 9/30/26	10,000,000	8,946,875
0.88% 11/15/30	16,000,000	12,947,500
1.13% 2/28/25	5,500,000	5,155,176
1.13% 2/29/28	12,000,000	10,457,813
1.13% 2/15/31	5,000,000	4,111,719
1.25% 6/30/28	5,000,000	4,352,344
1.25% 8/15/31	12,000,000	9,847,500
1.38% 10/31/28	8,000,000	6,960,000
1.38% 12/31/28	10,000,000	8,673,828
1.38% 11/15/31	10,500,000	8,657,988
1.50% 9/30/24	5,000,000	4,770,703
1.50% 11/30/24	32,000,000	30,382,500
1.50% 8/15/26	11,000,000	10,054,258
1.50% 1/31/27	8,000,000	7,246,562
1.50% 2/15/30	6,000,000	5,138,906
1.63% 2/15/26	11,000,000	10,193,906
1.63% 5/15/26	6,500,000	5,997,519
1.63% 11/30/26	6,000,000	5,478,047
1.63% 8/15/29	8,000,000	6,975,937
1.63% 5/15/31	19,000,000	16,146,289
1.75% 11/15/29	5,000,000	4,384,375
1.88% 7/31/26	8,000,000	7,406,875
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.88% 2/15/32	10,000,000	$ 8,565,625
2.00% 2/15/25	11,000,000	10,470,625
2.00% 11/15/26	5,000,000	4,624,805
2.13% 9/30/24	7,000,000	6,731,211
2.13% 11/30/24	9,000,000	8,618,906
2.13% 5/31/26	10,000,000	9,352,734
2.25% 3/31/26	5,000,000	4,704,883
2.25% 2/15/27	16,000,000	14,878,125
2.25% 8/15/27	9,000,000	8,319,726
2.25% 11/15/27	11,500,000	10,592,129
2.38% 5/15/27	9,500,000	8,846,133
2.38% 5/15/29	11,000,000	10,028,906
2.63% 12/31/25	2,000,000	1,904,766
2.63% 2/15/29	9,000,000	8,339,414
2.63% 7/31/29	5,000,000	4,618,945
2.75% 2/28/25	5,000,000	4,816,992
2.75% 6/30/25	5,000,000	4,796,875
2.75% 2/15/28	12,000,000	11,277,656
2.75% 8/15/32	12,000,000	11,001,094
2.88% 11/30/25	7,000,000	6,709,062
2.88% 5/15/28	4,000,000	3,774,219
2.88% 8/15/28	13,000,000	12,245,391
2.88% 5/15/32	12,000,000	11,126,250
3.00% 7/31/24	22,000,000	21,442,266
3.13% 8/15/25	10,000,000	9,658,203
3.13% 11/15/28	7,000,000	6,668,320
3.38% 5/15/33	10,000,000	9,643,750
3.50% 1/31/28	6,000,000	5,826,328
3.50% 2/15/33	10,000,000	9,740,625
3.63% 5/15/26	10,000,000	9,756,250
3.63% 3/31/28	8,000,000	7,813,750
3.63% 5/31/28	5,000,000	4,890,625
3.75% 6/30/30	7,500,000	7,400,391
3.88% 4/30/25	20,000,000	19,610,938
3.88% 1/15/26	15,000,000	14,719,922
3.88% 12/31/27	3,500,000	3,450,918
3.88% 9/30/29	9,000,000	8,911,406
4.00% 2/15/26	4,000,000	3,938,594
4.13% 1/31/25	5,000,000	4,921,484
4.13% 6/15/26	8,500,000	8,414,336
4.13% 11/15/32	13,000,000	13,284,375
4.25% 10/15/25	12,000,000	11,865,937
4.50% 11/15/25	8,500,000	8,455,840
4.63% 2/28/25	20,000,000	19,844,531
Total U.S. Treasury Obligations (Cost $1,050,908,471)		946,073,641

LVIP SSGA Bond Index Fund-69

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	58,791,254	$ 58,791,254
Total Money Market Fund (Cost $58,791,254)		58,791,254

TOTAL INVESTMENTS–101.45% (Cost $2,729,865,499)	2,444,037,804

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.45%)	(34,944,305)
NET ASSETS APPLICABLE TO 241,375,550 SHARES OUTSTANDING–100.00%	$2,409,093,499
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,594,737,512 / 159,741,342 Shares)	$9.983
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($814,355,987 / 81,634,208 Shares)	$9.976
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,705,083,852
Distributable earnings/(accumulated loss)	(295,990,353)
TOTAL NET ASSETS	$2,409,093,499

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
★ Includes $50,384,827 payable for securities purchased, $460,263 payable for fund shares redeemed, $458,645 other accrued expenses payable and $777,742 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
LVIP SSGA Bond Index Fund-70

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-71

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 36,073,659
EXPENSES:
Management fees	4,809,880
Distribution fees-Service Class	1,022,544
Shareholder servicing fees	348,716
Accounting and administration expenses	238,358
Pricing fees	174,319
Index fees	148,565
Professional fees	60,063
Custodian fees	43,922
Trustees’ fees and expenses	42,359
Reports and statements to shareholders	17,318
Consulting fees	1,987
Other	25,697
6,933,728
Less:
Management fees waived	(1,426,083)
Total operating expenses	5,507,645
NET INVESTMENT INCOME	30,566,014
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(11,648,431)
Net change in unrealized appreciation (depreciation) of investments	32,095,025
NET REALIZED AND UNREALIZED GAIN	20,446,594
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 51,012,608
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 30,566,014	$ 53,378,607
Net realized loss	(11,648,431)	(28,095,500)
Net change in unrealized appreciation (depreciation)	32,095,025	(423,255,272)
Net increase (decrease) in net assets resulting from operations	51,012,608	(397,972,165)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,653,736)
Service Class	—	(16,328,388)
	—	(51,982,124)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	101,560,010	173,881,017
Service Class	37,468,196	87,709,001
Reinvestment of dividends and distributions:
Standard Class	—	35,653,736
Service Class	—	16,328,388
	139,028,206	313,572,142
Cost of shares redeemed:
Standard Class	(115,595,991)	(370,493,296)
Service Class	(52,066,564)	(173,414,792)
	(167,662,555)	(543,908,088)
Decrease in net assets derived from capital share transactions	(28,634,349)	(230,335,946)
NET INCREASE (DECREASE) IN NET ASSETS	22,378,259	(680,290,235)
NET ASSETS:
Beginning of period	2,386,715,240	3,067,005,475
End of period	$2,409,093,499	$2,386,715,240
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-72

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.772	$ 11.546	$ 12.057	$ 11.460	$ 10.881	$ 11.231
Income (loss) from investment operations:
Net investment income[2]	0.130	0.223	0.189	0.237	0.284	0.275
Net realized and unrealized gain (loss)	0.081	(1.770)	(0.427)	0.620	0.612	(0.315)
Total from investment operations	0.211	(1.547)	(0.238)	0.857	0.896	(0.040)
Less dividends and distributions from:
Net investment income	—	(0.227)	(0.228)	(0.260)	(0.317)	(0.310)
Net realized gain	—	—	(0.045)	—	—	—
Total dividends and distributions	—	(0.227)	(0.273)	(0.260)	(0.317)	(0.310)
Net asset value, end of period	$ 9.983	$ 9.772	$ 11.546	$ 12.057	$ 11.460	$ 10.881
Total return[3]	2.16%	(13.44%)	(1.98%)	7.49%	8.24%	(0.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,594,738	$1,574,338	$2,033,169	$2,172,627	$1,961,969	$1,833,230
Ratio of expenses to average net assets	0.37%	0.37%	0.36%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	2.63%	2.13%	1.60%	1.97%	2.48%	2.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.51%	2.01%	1.47%	1.85%	2.36%	2.38%
Portfolio turnover	23%	49%	95%	92%	43%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-73

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.777	$ 11.550	$ 12.061	$ 11.464	$ 10.885	$ 11.234
Income (loss) from investment operations:
Net investment income[2]	0.118	0.197	0.159	0.207	0.256	0.247
Net realized and unrealized gain (loss)	0.081	(1.770)	(0.427)	0.621	0.611	(0.315)
Total from investment operations	0.199	(1.573)	(0.268)	0.828	0.867	(0.068)
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.198)	(0.231)	(0.288)	(0.281)
Net realized gain	—	—	(0.045)	—	—	—
Total dividends and distributions	—	(0.200)	(0.243)	(0.231)	(0.288)	(0.281)
Net asset value, end of period	$ 9.976	$ 9.777	$ 11.550	$ 12.061	$ 11.464	$ 10.885
Total return[3]	2.04%	(13.66%)	(2.22%)	7.23%	7.97%	(0.58%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$814,356	$ 812,378	$1,033,836	$1,032,877	$952,426	$943,149
Ratio of expenses to average net assets	0.62%	0.62%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.72%	0.72%	0.73%
Ratio of net investment income to average net assets	2.38%	1.88%	1.35%	1.72%	2.23%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.26%	1.76%	1.22%	1.60%	2.11%	2.13%
Portfolio turnover	23%	49%	95%	92%	43%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-74

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund-75

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$99,493
Legal	15,963
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,687 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$553,730
Distribution fees payable to LFD	167,046
Shareholder servicing fees payable to Lincoln Life	56,966
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Bond Index Fund-76

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 67,054,081
Purchases of U.S. government securities	483,835,446
Sales other than U.S. government securities	47,023,269
Sales of U.S. government securities	508,610,492
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,729,865,499
Aggregate unrealized appreciation of investments	$ 3,931,797
Aggregate unrealized depreciation of investments	(289,759,492)
Net unrealized depreciation of investments	$ (285,827,695)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund-77

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$ —	$ 19,764,509	$—	$ 19,764,509
Agency Mortgage-Backed Securities	—	647,571,859	—	647,571,859
Agency Obligations	—	28,974,582	—	28,974,582
Corporate Bonds	—	622,942,875	—	622,942,875
Municipal Bonds	—	15,111,499	—	15,111,499
Non-Agency Asset-Backed Securities	—	10,093,525	—	10,093,525
Non-Agency Collateralized Mortgage Obligation	—	144,078	—	144,078
Non-Agency Commercial Mortgage-Backed Securities	—	21,340,500	—	21,340,500
Regional Bonds	—	6,470,679	—	6,470,679
Sovereign Bonds	—	32,848,784	—	32,848,784
Supranational Banks	—	33,910,019	—	33,910,019
U.S. Treasury Obligations	—	946,073,641	—	946,073,641
Money Market Fund	58,791,254	—	—	58,791,254
Total Investments	$58,791,254	$2,385,246,550	$—	$2,444,037,804
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	10,158,427	16,643,796
Service Class	3,744,278	8,530,221
Shares reinvested:
Standard Class	—	3,556,704
Service Class	—	1,627,943
	13,902,705	30,358,664
Shares redeemed:
Standard Class	(11,516,657)	(35,194,763)
Service Class	(5,199,482)	(16,580,444)
	(16,716,139)	(51,775,207)
Net decrease	(2,813,434)	(21,416,543)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Bond Index Fund-78

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply
LVIP SSGA Bond Index Fund-79

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund-80

LVIP SSGA Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Bond Index Fund-81

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Emerging Markets Equity Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Emerging Markets Equity Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,049.90	0.50%	$2.54
Service Class Shares	1,000.00	1,048.50	0.75%	3.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Emerging Markets Equity Index Fund-1

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Country	Percentage of Net Assets
Common Stock	94.26%
Brazil	4.01%
Chile	0.38%
China	25.32%
Colombia	0.06%
Czech Republic	0.15%
Egypt	0.08%
Greece	0.44%
Hong Kong	1.98%
Hungary	0.22%
India	14.39%
Indonesia	1.93%
Kuwait	0.81%
Luxembourg	0.04%
Malaysia	1.30%
Mexico	2.74%
Netherlands	0.04%
Peru	0.26%
Philippines	0.65%
Poland	0.80%
Qatar	0.89%
Republic of Korea	11.47%
Russia	0.00%
Saudi Arabia	4.16%
South Africa	3.09%
Taiwan	15.19%
Thailand	1.90%
Turkey	0.56%
United Arab Emirates	1.28%
United Kingdom	0.02%
United States	0.10%
Preferred Stocks	2.30%
Warrants	0.00%
Money Market Fund	2.04%
Total Investments	98.60%
Receivables and Other Assets Net of Liabilities	1.40%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.28%
Sector	Percentage of Net Assets
Air Freight & Logistics	0.32%
Automobile Components	0.60%
Automobiles	3.00%
Banks	15.45%
Beverages	1.59%
Biotechnology	0.64%
Broadline Retail	4.51%
Building Products	0.01%
Capital Markets	0.93%
Chemicals	2.87%
Commercial Services & Supplies	0.05%
Communications Equipment	0.19%
Construction & Engineering	0.62%
Construction Materials	1.04%
Consumer Finance	0.65%
Consumer Staples Distribution & Retail	1.55%
Containers & Packaging	0.07%
Distributors	0.00%
Diversified Consumer Services	0.15%
Diversified REITs	0.09%
Diversified Telecommunication Services	1.42%
Electric Utilities	1.13%
Electrical Equipment	1.07%
Electronic Equipment, Instruments & Components	2.71%
Energy Equipment & Services	0.05%
Entertainment	1.08%
Financial Services	1.68%
Food Products	1.69%
Gas Utilities	0.44%
Ground Transportation	0.34%
Health Care Equipment & Supplies	0.15%
Health Care Providers & Services	0.91%
Hotels, Restaurants & Leisure	2.48%
Household Durables	0.35%
Household Products	0.09%
Independent Power and Renewable Electricity Producers	0.85%
Industrial Conglomerates	1.29%
Insurance	2.65%
Interactive Media & Services	5.25%
IT Services	2.02%
Leisure Products	0.03%
Life Sciences Tools & Services	0.61%
Machinery	0.50%
Marine Transportation	0.31%
Media	0.14%
Metals & Mining	3.54%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	4.84%

LVIP SSGA Emerging Markets Equity Index Fund-2

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Paper & Forest Products	0.16%
Passenger Airlines	0.34%
Personal Care Products	0.74%
Pharmaceuticals	1.18%
Real Estate Management & Development	1.55%
Semiconductors & Semiconductor Equipment	9.42%
Software	0.25%
Specialty Retail	0.81%
Technology Hardware, Storage & Peripherals	5.87%
Textiles, Apparel & Luxury Goods	0.96%
Tobacco	0.38%
Trading Companies & Distributors	0.12%
Transportation Infrastructure	0.70%
Water Utilities	0.11%
Wireless Telecommunication Services	1.71%
Total	96.56%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.66%
Tencent Holdings Ltd.	3.86%
Samsung Electronics Co. Ltd.	3.85%
Alibaba Group Holding Ltd.	2.52%
Reliance Industries Ltd.	1.39%
Meituan Class B	1.16%
China Construction Bank Corp. Class H	0.91%
Housing Development Finance Corp. Ltd.	0.88%
ICICI Bank Ltd.	0.87%
Infosys Ltd.	0.79%
Total	22.89%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP SSGA Emerging Markets Equity Index Fund-3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.26%
Brazil–4.01%
Ambev SA	256,000	$ 824,427
Atacadao SA	36,000	84,282
B3 SA - Brasil Bolsa Balcao	315,300	962,059
Banco Bradesco SA	86,484	264,968
Banco BTG Pactual SA	64,072	422,312
Banco do Brasil SA	46,400	479,679
Banco Santander Brasil SA	21,300	136,656
BB Seguridade Participacoes SA	37,900	243,395
CCR SA	54,700	160,278
Centrais Eletricas Brasileiras SA	65,385	543,350
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18,500	219,224
Cia Siderurgica Nacional SA	35,300	89,794
Cosan SA	65,700	245,473
CPFL Energia SA	13,000	92,962
Energisa S/A	11,500	121,048
†Eneva SA	46,700	119,671
Engie Brasil Energia SA	11,725	111,980
†Equatorial Energia SA	56,352	377,880
†Hapvida Participacoes e Investimentos S/A	284,691	261,015
Hypera SA	22,300	214,887
JBS S/A	41,900	153,224
Klabin SA	41,200	187,836
Localiza Rent a Car SA	43,057	615,884
Lojas Renner SA	52,143	218,451
†Magazine Luiza SA	172,391	121,691
†Natura & Co. Holding SA	48,496	169,850
Petroleo Brasileiro SA	201,600	1,395,731
†PRIO SA	38,300	297,477
Raia Drogasil SA	69,756	430,202
Rede D'Or Sao Luiz SA	31,000	213,780
Rumo SA	70,518	327,833
Sendas Distribuidora S/A	65,600	188,791
Suzano SA	41,230	381,198
Telefonica Brasil SA	22,700	206,036
TIM SA	45,700	139,729
TOTVS SA	28,314	178,049
Ultrapar Participacoes SA	39,100	154,826
Vale SA	183,692	2,468,690
Vibra Energia SA	63,100	239,844
WEG SA	91,000	718,771
		14,783,233
Chile–0.38%
Banco de Chile	2,468,507	257,671
Banco de Credito e Inversiones SA	3,321	101,475
Banco Santander Chile	3,539,418	167,490
Cencosud SA	68,315	132,403
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Cia Cervecerias Unidas SA	7,354	$ 59,299
Cia Sud Americana de Vapores SA	866,988	58,880
Empresas CMPC SA	64,494	123,397
Empresas COPEC SA	21,037	156,120
†Enel Americas SA	1,157,484	154,460
Enel Chile SA	1,557,647	101,220
Falabella SA	42,269	101,487
		1,413,902
China–25.32%
†360 Security Technology, Inc. Class A	15,200	26,292
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,800	23,089
3peak, Inc. Class A	351	10,546
3SBio, Inc.	82,500	83,018
AAC Technologies Holdings, Inc.	41,500	98,087
†Advanced Micro-Fabrication Equipment, Inc. China Class A	1,325	28,685
AECC Aero-Engine Control Co. Ltd. Class A	3,000	10,086
AECC Aviation Power Co. Ltd. Class A	5,701	33,230
Agricultural Bank of China Ltd. Class A	192,500	93,603
Agricultural Bank of China Ltd. Class H	1,582,000	623,037
Aier Eye Hospital Group Co. Ltd. Class A	21,258	54,406
†Air China Ltd. Class A	14,900	16,924
†Air China Ltd. Class H	104,000	74,294
†Akeso, Inc.	25,000	113,399
†Alibaba Group Holding Ltd.	892,500	9,290,771
Aluminum Corp. of China Ltd. Class A	29,400	22,296
Aluminum Corp. of China Ltd. Class H	224,000	96,953
†Amlogic Shanghai Co. Ltd. Class A	871	10,130
Angel Yeast Co. Ltd. Class A	1,800	8,983
Anhui Conch Cement Co. Ltd. Class A	8,600	28,146
Anhui Conch Cement Co. Ltd. Class H	66,500	176,929
†Anhui Gujing Distillery Co. Ltd. Class A	800	27,266
LVIP SSGA Emerging Markets Equity Index Fund-4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Anhui Gujing Distillery Co. Ltd. Class B	6,200	$ 106,911
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,530	6,078
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	8,855
Anhui Yingjia Distillery Co. Ltd. Class A	1,500	13,200
Anjoy Foods Group Co. Ltd. Class A	600	12,149
ANTA Sports Products Ltd.	66,200	680,266
Apeloa Pharmaceutical Co. Ltd. Class A	2,700	6,603
†Asia - Potash International Investment Guangzhou Co. Ltd. Class A	1,600	5,064
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	13,660
Autobio Diagnostics Co. Ltd. Class A	1,600	11,394
Autohome, Inc. ADR	4,100	119,556
Avary Holding Shenzhen Co. Ltd. Class A	4,200	14,064
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	10,772
AviChina Industry & Technology Co. Ltd. Class H	141,000	68,594
AVICOPTER PLC Class A	1,300	7,136
†Baidu, Inc. Class A	121,900	2,079,098
Bank of Beijing Co. Ltd. Class A	43,700	27,878
Bank of Changsha Co. Ltd. Class A	8,900	9,526
†Bank of Chengdu Co. Ltd. Class A	8,000	13,464
Bank of China Ltd. Class A	74,300	40,002
Bank of China Ltd. Class H	4,286,000	1,720,796
Bank of Communications Co. Ltd. Class A	87,620	70,032
Bank of Hangzhou Co. Ltd. Class A	12,700	20,573
†Bank of Jiangsu Co. Ltd. Class A	31,700	32,134
Bank of Nanjing Co. Ltd. Class A	21,400	23,598
Bank of Ningbo Co. Ltd. Class A	14,870	51,890
Bank of Shanghai Co. Ltd. Class A	29,140	23,086
Bank of Suzhou Co. Ltd. Class A	11,500	10,387
Baoshan Iron & Steel Co. Ltd. Class A	47,400	36,701
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BBMG Corp. Class A	22,900	$ 6,878
†BeiGene Ltd.	37,000	507,328
†Beijing Capital International Airport Co. Ltd. Class H	96,000	62,304
Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	8,453
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	7,665
Beijing Enlight Media Co. Ltd. Class A	6,400	7,139
Beijing Enterprises Holdings Ltd.	28,500	103,400
Beijing Enterprises Water Group Ltd.	206,000	49,004
†Beijing Kingsoft Office Software, Inc. Class A	976	63,594
Beijing New Building Materials PLC Class A	3,700	12,491
†Beijing Shiji Information Technology Co. Ltd. Class A	5,122	9,902
Beijing Tongrentang Co. Ltd. Class A	2,900	23,007
Beijing United Information Technology Co. Ltd. Class A	1,529	7,784
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,708	15,727
Beijing Yanjing Brewery Co. Ltd. Class A	7,100	12,204
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	70,900	51,405
Bethel Automotive Safety Systems Co. Ltd. Class A	1,200	13,096
Betta Pharmaceuticals Co. Ltd. Class A	900	5,961
BGI Genomics Co. Ltd. Class A	900	7,440
†Bilibili, Inc. ADR	400	6,040
†Bilibili, Inc. Class Z	9,980	150,195
Bloomage Biotechnology Corp. Ltd. Class A	680	8,360
BOC International China Co. Ltd. Class A	6,000	8,824
BOE Technology Group Co. Ltd. Class A	78,000	44,012
†BTG Hotels Group Co. Ltd. Class A	2,300	6,009
BYD Co. Ltd. Class A	4,000	142,656
BYD Co. Ltd. Class H	53,500	1,715,458

LVIP SSGA Emerging Markets Equity Index Fund-5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BYD Electronic International Co. Ltd.	38,500	$ 117,116
By-health Co. Ltd. Class A	3,900	12,887
C&D International Investment Group Ltd.	33,000	75,257
Caitong Securities Co. Ltd. Class A	10,330	10,316
Canmax Technologies Co. Ltd. Class A	1,560	7,714
CECEP Solar Energy Co. Ltd. Class A	6,700	6,265
CECEP Wind-Power Corp. Class A	14,820	7,499
CETC Cyberspace Security Technology Co. Ltd. Class A	1,900	7,307
CGN Power Co. Ltd. Class H	602,000	145,381
Changchun High & New Technology Industry Group, Inc. Class A	800	15,047
Changjiang Securities Co. Ltd. Class A	12,800	10,234
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	10,221
†Chaozhou Three-Circle Group Co. Ltd. Class A	4,200	16,996
Chengxin Lithium Group Co. Ltd. Class A	1,900	8,357
China Baoan Group Co. Ltd. Class A	5,600	9,317
China CITIC Bank Corp. Ltd. Class H	485,000	228,026
China Coal Energy Co. Ltd. Class H	115,000	85,631
China Communications Services Corp. Ltd. Class H	122,000	60,235
China Conch Venture Holdings Ltd.	78,500	102,566
China Construction Bank Corp. Class A	21,000	18,110
China CSSC Holdings Ltd. Class A	9,700	44,044
†China Eastern Airlines Corp. Ltd. Class A	19,600	12,856
China Energy Engineering Corp. Ltd.	69,100	22,281
†China Everbright Bank Co. Ltd. Class A	86,500	36,577
China Everbright Bank Co. Ltd. Class H	181,000	52,057
China Everbright Environment Group Ltd.	208,000	82,215
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
=†China Evergrande Group	213,000	$ 4,485
China Feihe Ltd.	201,000	112,192
China Galaxy Securities Co. Ltd. Class A	9,900	15,852
China Galaxy Securities Co. Ltd. Class H	201,000	107,593
†China Great Wall Securities Co. Ltd. Class A	5,800	6,508
China Greatwall Technology Group Co. Ltd. Class A	7,200	13,723
China Hongqiao Group Ltd.	132,500	108,224
China International Capital Corp. Ltd. Class A	2,500	12,238
†China International Capital Corp. Ltd. Class H	86,000	151,611
China Jinmao Holdings Group Ltd.	340,198	50,155
China Jushi Co. Ltd. Class A	8,746	17,077
China Lesso Group Holdings Ltd.	55,000	36,246
China Life Insurance Co. Ltd. Class A	6,100	29,411
China Life Insurance Co. Ltd. Class H	403,000	674,615
†China Literature Ltd.	23,400	98,692
China Longyuan Power Group Corp. Ltd. Class H	181,000	186,950
China Medical System Holdings Ltd.	77,000	125,638
China Meheco Co. Ltd. Class A	3,200	5,734
China Meidong Auto Holdings Ltd.	38,000	44,035
†China Mengniu Dairy Co. Ltd.	171,000	646,258
China Merchants Bank Co. Ltd. Class A	44,200	199,822
China Merchants Bank Co. Ltd. Class H	211,500	964,670
China Merchants Energy Shipping Co. Ltd. Class A	17,800	14,196
China Merchants Securities Co. Ltd. Class A	15,700	29,389
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,100	30,701
China Minsheng Banking Corp. Ltd. Class A	74,100	38,284
China National Chemical Engineering Co. Ltd. Class A	13,300	15,184

LVIP SSGA Emerging Markets Equity Index Fund-6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Nuclear Power Co. Ltd. Class A	38,700	$ 37,607
China National Software & Service Co. Ltd. Class A	2,080	13,446
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,700	25,477
China Oilfield Services Ltd. Class H	104,000	107,693
China Overseas Land & Investment Ltd.	206,500	451,748
China Overseas Property Holdings Ltd.	70,000	70,744
China Pacific Insurance Group Co. Ltd. Class A	15,300	54,810
China Pacific Insurance Group Co. Ltd. Class H	142,200	369,174
China Petroleum & Chemical Corp. Class A	68,700	60,202
China Petroleum & Chemical Corp. Class H	1,342,000	789,015
China Power International Development Ltd.	265,000	97,754
China Railway Group Ltd. Class A	44,200	46,213
China Railway Signal & Communication Corp. Ltd. Class A	15,545	12,426
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	8,983
China Resources Beer Holdings Co. Ltd.	88,000	581,523
China Resources Land Ltd.	174,000	740,485
China Resources Microelectronics Ltd. Class A	2,365	17,101
China Resources Mixc Lifestyle Services Ltd.	37,000	184,303
China Resources Pharmaceutical Group Ltd.	88,500	77,251
China Resources Power Holdings Co. Ltd.	104,000	235,556
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,200	18,372
†China Ruyi Holdings Ltd.	316,000	74,478
China Shenhua Energy Co. Ltd. Class A	14,800	62,704
China Shenhua Energy Co. Ltd. Class H	183,000	560,825
†China Southern Airlines Co. Ltd. Class A	24,700	20,517
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Southern Airlines Co. Ltd. Class H	94,000	$ 53,216
China State Construction Engineering Corp. Ltd. Class A	95,000	75,115
China Taiping Insurance Holdings Co. Ltd.	81,000	84,383
China Three Gorges Renewables Group Co. Ltd. Class A	60,100	44,481
China Tourism Group Duty Free Corp. Ltd. Class A	4,400	67,157
†China Tourism Group Duty Free Corp. Ltd. Class H	3,600	48,845
China Tower Corp. Ltd. Class H	2,440,000	271,741
China United Network Communications Ltd. Class A	65,900	43,585
China Vanke Co. Ltd. Class A	19,000	36,683
China Vanke Co. Ltd. Class H	118,200	159,228
China Yangtze Power Co. Ltd. Class A	50,584	153,649
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	14,543
China Zheshang Bank Co. Ltd. Class A	44,980	16,364
†Chinasoft International Ltd.	142,000	89,553
Chongqing Brewery Co. Ltd. Class A	1,000	12,699
†Chongqing Changan Automobile Co. Ltd. Class A	15,700	28,073
Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,600	6,567
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	9,301
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,100	31,108
CITIC Ltd.	314,000	375,965
CITIC Securities Co. Ltd. Class A	27,785	75,819
CITIC Securities Co. Ltd. Class H	99,275	180,513
CMOC Group Ltd. Class A	38,400	28,254
CMOC Group Ltd. Class H	201,000	105,824
CNGR Advanced Material Co. Ltd. Class A	900	7,485
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,900	5,601

LVIP SSGA Emerging Markets Equity Index Fund-7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Contemporary Amperex Technology Co. Ltd. Class A	9,540	$ 301,428
COSCO SHIPPING Development Co. Ltd. Class A	21,800	7,423
†COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,900	13,747
†COSCO SHIPPING Energy Transportation Co. Ltd. Class H	70,000	70,445
COSCO SHIPPING Holdings Co. Ltd. Class A	26,690	34,622
COSCO SHIPPING Holdings Co. Ltd. Class H	172,150	155,618
COSCO SHIPPING Ports Ltd.	85,672	51,145
†Country Garden Holdings Co. Ltd.	701,474	143,094
Country Garden Services Holdings Co. Ltd.	118,000	153,124
CRRC Corp. Ltd. Class A	52,200	46,782
CRRC Corp. Ltd. Class H	234,000	128,269
CSC Financial Co. Ltd. Class A	9,200	30,732
CSPC Pharmaceutical Group Ltd.	482,240	419,683
Daan Gene Co. Ltd. Class A	3,356	4,612
Dajin Heavy Industry Co. Ltd. Class A	1,800	7,656
Dali Foods Group Co. Ltd.	104,000	46,524
Daqin Railway Co. Ltd. Class A	31,800	32,554
†Daqo New Energy Corp. ADR	3,400	134,980
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,520	9,732
†Datang International Power Generation Co. Ltd. Class A	21,700	9,888
DHC Software Co. Ltd. Class A	7,700	7,493
Do-Fluoride New Materials Co. Ltd. Class A	2,380	6,514
Dong-E-E-Jiao Co. Ltd. Class A	1,500	11,050
Dongfang Electric Corp. Ltd. Class A	6,400	16,460
Dongxing Securities Co. Ltd. Class A	7,473	8,265
Dongyue Group Ltd.	75,000	56,333
†East Buy Holding Ltd.	23,000	75,158
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
East Money Information Co. Ltd. Class A	35,644	$ 69,926
Ecovacs Robotics Co. Ltd. Class A	1,000	10,730
ENN Energy Holdings Ltd.	42,900	536,597
ENN Natural Gas Co. Ltd. Class A	5,300	13,848
Eve Energy Co. Ltd. Class A	4,055	33,884
Everbright Securities Co. Ltd. Class A	8,300	18,199
†Fangda Carbon New Material Co. Ltd. Class A	8,480	7,247
Far East Horizon Ltd.	77,000	61,080
†FAW Jiefang Group Co. Ltd. Class A	7,100	8,197
†First Capital Securities Co. Ltd. Class A	9,800	7,729
Flat Glass Group Co. Ltd. Class A	3,700	19,657
Flat Glass Group Co. Ltd. Class H	22,000	75,432
Focus Media Information Technology Co. Ltd. Class A	30,700	28,790
Foshan Haitian Flavouring & Food Co. Ltd. Class A	10,392	67,143
Fosun International Ltd.	142,000	97,849
Foxconn Industrial Internet Co. Ltd. Class A	20,752	71,983
Fujian Sunner Development Co. Ltd. Class A	2,800	7,385
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	21,252
Fuyao Glass Industry Group Co. Ltd. Class H	34,400	142,691
Ganfeng Lithium Group Co. Ltd. Class A	3,500	29,510
†Ganfeng Lithium Group Co. Ltd. Class H	20,600	135,115
G-bits Network Technology Xiamen Co. Ltd. Class A	100	6,761
GCL Technology Holdings Ltd.	1,116,000	259,085
†GD Power Development Co. Ltd. Class A	39,300	20,737
†GDS Holdings Ltd. Class A	49,600	68,012
†GEM Co. Ltd. Class A	10,700	10,206
Gemdale Corp. Class A	9,900	9,832
†Genscript Biotech Corp.	62,000	140,251
GF Securities Co. Ltd. Class A	12,900	26,197
†GF Securities Co. Ltd. Class H	55,400	76,591

LVIP SSGA Emerging Markets Equity Index Fund-8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GigaDevice Semiconductor, Inc. Class A	1,452	$ 21,318
†Ginlong Technologies Co. Ltd. Class A	750	10,783
GoerTek, Inc. Class A	7,300	17,889
GoodWe Technologies Co. Ltd. Class A	425	9,804
†Gotion High-tech Co. Ltd. Class A	3,600	13,727
†Great Wall Motor Co. Ltd. Class A	4,900	17,023
Great Wall Motor Co. Ltd. Class H	125,500	144,540
Gree Electric Appliances, Inc. of Zhuhai Class A	6,200	31,208
Greentown China Holdings Ltd.	44,500	44,761
Greentown Service Group Co. Ltd.	74,000	35,458
GRG Banking Equipment Co. Ltd. Class A	5,900	9,539
Guangdong Haid Group Co. Ltd. Class A	3,500	22,590
Guangdong HEC Technology Holding Co. Ltd. Class A	9,400	9,343
Guangdong Kinlong Hardware Products Co. Ltd. Class A	700	6,244
Guanghui Energy Co. Ltd. Class A	14,700	13,912
Guangzhou Automobile Group Co. Ltd. Class A	10,400	14,945
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	14,050
†Guangzhou Great Power Energy & Technology Co. Ltd. Class A	1,200	7,956
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,120
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,100	11,450
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	13,823
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	23,672
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	9,595	8,403
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guolian Securities Co. Ltd. Class A	5,300	$ 6,660
Guosen Securities Co. Ltd. Class A	13,900	16,740
Guotai Junan Securities Co. Ltd. Class A	16,100	31,070
Guoyuan Securities Co. Ltd. Class A	10,040	9,039
†H World Group Ltd. ADR	10,400	403,312
Haidilao International Holding Ltd.	90,000	199,027
Haier Smart Home Co. Ltd. Class A	13,400	43,368
Haier Smart Home Co. Ltd. Class H	126,600	399,240
Haitian International Holdings Ltd.	33,000	77,396
Haitong Securities Co. Ltd. Class A	21,100	26,826
Haitong Securities Co. Ltd. Class H	147,600	90,643
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	9,200	11,190
Hangzhou Chang Chuan Technology Co. Ltd. Class A	1,800	11,795
Hangzhou First Applied Material Co. Ltd. Class A	3,925	20,125
Hangzhou Lion Electronics Co. Ltd. Class A	1,500	7,606
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	10,412
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	7,326
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	12,948
†Hangzhou Tigermed Consulting Co. Ltd. Class A	800	7,120
Hangzhou Tigermed Consulting Co. Ltd. Class H	6,200	35,428
Hansoh Pharmaceutical Group Co. Ltd.	68,000	109,637
Heilongjiang Agriculture Co. Ltd. Class A	4,200	7,718
Henan Shenhuo Coal & Power Co. Ltd. Class A	4,800	8,604
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,300	24,641

LVIP SSGA Emerging Markets Equity Index Fund-9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hengan International Group Co. Ltd.	36,000	$ 151,792
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	4,100	10,295
†Hengli Petrochemical Co. Ltd. Class A	12,400	24,517
Hengtong Optic-electric Co. Ltd. Class A	4,600	9,296
Hengyi Petrochemical Co. Ltd. Class A	8,070	7,539
Hesteel Co. Ltd. Class A	28,400	8,848
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,200	29,028
Hongfa Technology Co. Ltd. Class A	680	2,989
Hoshine Silicon Industry Co. Ltd. Class A	1,900	18,355
†Hoyuan Green Energy Co. Ltd. Class A	800	8,229
†Hua Hong Semiconductor Ltd.	33,000	108,586
Huadian Power International Corp. Ltd. Class A	17,900	16,504
Huadong Medicine Co. Ltd. Class A	3,700	22,117
Huafon Chemical Co. Ltd. Class A	10,800	10,213
Huaibei Mining Holdings Co. Ltd. Class A	5,200	8,257
Hualan Biological Engineering, Inc. Class A	4,020	12,429
†Huaneng Power International, Inc. Class A	20,200	25,750
†Huaneng Power International, Inc. Class H	228,000	142,948
Huatai Securities Co. Ltd. Class A	16,100	30,594
Huatai Securities Co. Ltd. Class H	69,800	86,467
Huaxi Securities Co. Ltd. Class A	6,300	7,224
Huaxia Bank Co. Ltd. Class A	26,400	19,683
Huaxin Cement Co. Ltd. Class A	3,200	5,450
Huayu Automotive Systems Co. Ltd. Class A	6,800	17,309
Hubei Feilihua Quartz Glass Co. Ltd. Class A	1,400	9,504
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	2,800	$ 11,210
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,400	7,360
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	25,790
Humanwell Healthcare Group Co. Ltd. Class A	3,600	13,369
Hunan Changyuan Lico Co. Ltd. Class A	5,829	9,062
Hunan Valin Steel Co. Ltd. Class A	15,700	10,327
Hundsun Technologies, Inc. Class A	4,144	25,315
Hygeia Healthcare Holdings Co. Ltd.	19,200	104,287
†Iflytek Co. Ltd. Class A	4,900	45,903
Imeik Technology Development Co. Ltd. Class A	500	30,671
Industrial & Commercial Bank of China Ltd. Class A	142,000	94,300
Industrial & Commercial Bank of China Ltd. Class H	3,057,000	1,633,696
Industrial Bank Co. Ltd. Class A	46,396	100,180
Industrial Securities Co. Ltd. Class A	14,342	12,109
Ingenic Semiconductor Co. Ltd. Class A	1,000	12,193
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	97,500	24,070
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	7,479
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	10,343
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	14,300	55,799
Inner Mongolia Yitai Coal Co. Ltd. Class B	55,200	75,594
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	8,223
†Innovent Biologics, Inc.	59,500	226,002
Inspur Electronic Information Industry Co. Ltd. Class A	3,260	21,766
†iQIYI, Inc. ADR	24,600	131,364

LVIP SSGA Emerging Markets Equity Index Fund-10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
iRay Technology Co. Ltd. Class A	317	$ 12,325
JA Solar Technology Co. Ltd. Class A	6,692	38,445
Jafron Biomedical Co. Ltd. Class A	1,710	5,467
†Jason Furniture Hangzhou Co. Ltd. Class A	1,820	9,566
JCET Group Co. Ltd. Class A	4,000	17,211
†JD Health International, Inc.	60,050	381,428
†JD Logistics, Inc.	107,200	167,850
JD.com, Inc. Class A	126,771	2,162,024
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,400	13,695
Jiangsu Expressway Co. Ltd. Class H	70,000	64,554
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,832	25,115
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	13,322	87,948
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	19,658
Jiangsu Pacific Quartz Co. Ltd. Class A	1,000	15,681
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,400	61,554
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	8,428
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	10,055
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,300	11,401
Jiangsu Zhongtian Technology Co. Ltd. Class A	7,500	16,449
Jiangxi Copper Co. Ltd. Class A	4,900	12,854
Jiangxi Copper Co. Ltd. Class H	63,000	97,385
†Jiangxi Special Electric Motor Co. Ltd. Class A	3,600	5,930
JiuGui Liquor Co. Ltd. Class A	700	8,710
Jiumaojiu International Holdings Ltd.	41,000	67,425
Jizhong Energy Resources Co. Ltd. Class A	7,400	6,506
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	$ 8,059
Joinn Laboratories China Co. Ltd. Class A	1,036	5,842
Jointown Pharmaceutical Group Co. Ltd. Class A	6,407	9,159
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	8,774
JOYY, Inc. ADR	2,400	73,704
Juewei Food Co. Ltd. Class A	1,400	7,176
†Juneyao Airlines Co. Ltd. Class A	5,300	11,274
†Kanzhun Ltd. ADR	9,800	147,490
†KE Holdings, Inc. ADR	35,700	530,145
Keda Industrial Group Co. Ltd.	4,000	6,271
†Kingdee International Software Group Co. Ltd.	143,000	192,026
Kingsoft Corp. Ltd.	51,800	204,742
†Kuaishou Technology	125,500	862,581
Kuang-Chi Technologies Co. Ltd. Class A	4,700	9,896
Kunlun Energy Co. Ltd.	210,000	165,429
Kweichow Moutai Co. Ltd. Class A	2,700	629,381
LB Group Co. Ltd. Class A	5,100	11,601
Lenovo Group Ltd.	392,000	410,768
Lens Technology Co. Ltd. Class A	10,600	17,197
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	12,457
†Li Auto, Inc. Class A	60,900	1,054,421
Li Ning Co. Ltd.	128,500	693,923
Liaoning Port Co. Ltd. Class A	33,300	7,159
†Lingyi iTech Guangdong Co. Class A	15,300	14,574
†Livzon Pharmaceutical Group, Inc. Class A	1,400	7,510
Longfor Group Holdings Ltd.	103,500	252,741
LONGi Green Energy Technology Co. Ltd. Class A	16,972	67,151
Lufax Holding Ltd. ADR	34,500	49,335
Luxi Chemical Group Co. Ltd. Class A	4,300	6,260
Luxshare Precision Industry Co. Ltd. Class A	15,887	71,307
Luzhou Laojiao Co. Ltd. Class A	3,300	95,341

LVIP SSGA Emerging Markets Equity Index Fund-11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Mango Excellent Media Co. Ltd. Class A	3,900	$ 18,425
Maxscend Microelectronics Co. Ltd. Class A	1,152	15,366
Meihua Holdings Group Co. Ltd. Class A	9,100	11,205
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	5,295
†Meituan Class B	272,840	4,278,381
Metallurgical Corp. of China Ltd. Class A	38,800	21,236
Ming Yang Smart Energy Group Ltd. Class A	4,600	10,712
MINISO Group Holding Ltd. ADR	5,100	86,649
Minth Group Ltd.	40,000	109,981
Montage Technology Co. Ltd. Class A	2,464	19,540
†Muyuan Foods Co. Ltd. Class A	11,050	64,159
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	3,615	6,730
NARI Technology Co. Ltd. Class A	17,083	54,398
NAURA Technology Group Co. Ltd. Class A	1,100	48,295
†NavInfo Co. Ltd. Class A	5,200	8,309
NetEase, Inc.	106,300	2,058,915
New China Life Insurance Co. Ltd. Class A	4,500	22,825
New China Life Insurance Co. Ltd. Class H	44,800	118,386
†New Hope Liuhe Co. Ltd. Class A	9,700	15,609
†New Oriental Education & Technology Group, Inc.	82,500	325,195
Ninestar Corp. Class A	3,200	15,112
Ningbo Deye Technology Co. Ltd. Class A	720	14,867
Ningbo Joyson Electronic Corp. Class A	3,000	7,301
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	9,469
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	960	7,166
Ningbo Shanshan Co. Ltd. Class A	4,700	9,816
†Ningbo Tuopu Group Co. Ltd. Class A	2,400	26,709
Ningxia Baofeng Energy Group Co. Ltd. Class A	13,200	22,976
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†NIO, Inc. ADR	73,900	$ 716,091
Nongfu Spring Co. Ltd. Class H	95,400	527,994
North Industries Group Red Arrow Co. Ltd. Class A	3,200	7,989
†Offcn Education Technology Co. Ltd. Class A	18,800	12,190
Offshore Oil Engineering Co. Ltd. Class A	10,800	8,709
Oppein Home Group, Inc. Class A	1,100	14,532
Orient Securities Co. Ltd. Class A	16,416	21,980
Ovctek China, Inc. Class A	1,869	7,785
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	20,731	11,180
†PDD Holdings, Inc. ADR	27,300	1,887,522
People's Insurance Co. Group of China Ltd. Class A	16,200	13,039
People's Insurance Co. Group of China Ltd. Class H	445,000	161,634
Perfect World Co. Ltd. Class A	4,250	9,896
PetroChina Co. Ltd. Class A	47,200	48,609
PetroChina Co. Ltd. Class H	1,144,000	794,345
†Pharmaron Beijing Co. Ltd. Class A	2,200	11,610
†Pharmaron Beijing Co. Ltd. Class H	10,200	31,626
PICC Property & Casualty Co. Ltd. Class H	372,000	414,206
Ping An Bank Co. Ltd. Class A	43,292	67,103
†Ping An Healthcare & Technology Co. Ltd.	25,700	62,291
Ping An Insurance Group Co. of China Ltd. Class A	24,000	153,454
Ping An Insurance Group Co. of China Ltd. Class H	341,500	2,181,131
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	4,900	5,090
Poly Developments & Holdings Group Co. Ltd. Class A	23,300	41,812
Pop Mart International Group Ltd.	28,400	63,317
Postal Savings Bank of China Co. Ltd. Class A	56,700	38,222

LVIP SSGA Emerging Markets Equity Index Fund-12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Power Construction Corp. of China Ltd. Class A	32,800	$ 25,951
Pylon Technologies Co. Ltd. Class A	346	9,464
Qifu Technology, Inc. ADR	6,000	103,680
†Qinghai Salt Lake Industry Co. Ltd. Class A	11,800	31,196
Raytron Technology Co. Ltd. Class A	1,009	6,234
†Risen Energy Co. Ltd. Class A	3,400	12,024
Riyue Heavy Industry Co. Ltd. Class A	2,200	5,763
Rongsheng Petrochemical Co. Ltd. Class A	21,450	34,445
SAIC Motor Corp. Ltd. Class A	16,400	32,042
Sailun Group Co. Ltd. Class A	6,800	10,677
†Sangfor Technologies, Inc. Class A	900	14,070
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	74,859
Sany Heavy Industry Co. Ltd. Class A	18,000	41,267
Satellite Chemical Co. Ltd. Class A	7,378	15,218
SDIC Capital Co. Ltd. Class A	17,400	17,077
†Seazen Holdings Co. Ltd. Class A	4,800	9,536
SF Holding Co. Ltd. Class A	11,100	68,991
SG Micro Corp. Class A	1,072	12,152
Shaanxi Coal Industry Co. Ltd. Class A	21,700	54,395
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	7,650	8,339
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	2,700	7,658
Shandong Gold Mining Co. Ltd. Class A	8,380	27,212
Shandong Gold Mining Co. Ltd. Class H	42,000	77,199
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,610	19,464
Shandong Linglong Tyre Co. Ltd. Class A	3,200	9,797
Shandong Nanshan Aluminum Co. Ltd. Class A	27,000	11,252
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	$ 8,693
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	134,400	176,353
Shanghai Aiko Solar Energy Co. Ltd. Class A	5,040	21,374
†Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	11,454
Shanghai Baosight Software Co. Ltd. Class A	3,728	26,130
Shanghai Baosight Software Co. Ltd. Class B	34,008	89,903
Shanghai Construction Group Co. Ltd. Class A	20,800	7,711
†Shanghai Electric Group Co. Ltd. Class A	28,400	17,889
Shanghai Electric Power Co. Ltd. Class A	8,600	12,762
†Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,400	18,769
†Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	28,000	75,013
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	312	8,112
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	1,345	9,292
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	14,000	34,540
†Shanghai International Airport Co. Ltd. Class A	2,100	13,157
Shanghai International Port Group Co. Ltd. Class A	20,500	14,840
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	11,677
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	7,947
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	9,129
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	56,620	35,221
Shanghai M&G Stationery, Inc. Class A	2,000	12,308

LVIP SSGA Emerging Markets Equity Index Fund-13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	6,400	$ 19,764
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	39,800	79,007
Shanghai Pudong Development Bank Co. Ltd. Class A	61,000	60,873
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	22,639
Shanghai RAAS Blood Products Co. Ltd. Class A	15,800	16,351
Shanghai Rural Commercial Bank Co. Ltd. Class A	23,400	17,572
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	8,131
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	11,261
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,700	15,070
†Shanxi Meijin Energy Co. Ltd. Class A	9,400	9,779
Shanxi Securities Co. Ltd. Class A	9,350	7,193
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	6,833
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,780	70,917
†Shenghe Resources Holding Co. Ltd. Class A	3,900	6,927
Shengyi Technology Co. Ltd. Class A	5,100	9,982
Shennan Circuits Co. Ltd. Class A	1,120	11,641
Shenwan Hongyuan Group Co. Ltd. Class A	48,200	30,712
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	12,041
Shenzhen Dynanonic Co. Ltd. Class A	480	7,317
Shenzhen Energy Group Co. Ltd. Class A	10,300	9,353
Shenzhen Inovance Technology Co. Ltd. Class A	2,950	26,148
†Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	8,615
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Kedali Industry Co. Ltd. Class A	500	$ 9,129
Shenzhen Kstar Science & Technology Co. Ltd. Class A	1,700	9,388
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,700	111,731
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	12,183
†Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	10,826
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	10,320
Shenzhen SC New Energy Technology Corp. Class A	800	12,401
Shenzhen Senior Technology Material Co. Ltd. Class A	2,494	5,918
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,900	6,262
Shenzhen Transsion Holdings Co. Ltd. Class A	1,423	28,845
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	2,500	8,405
Shenzhou International Group Holdings Ltd.	44,600	428,359
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,640	12,900
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	16,592
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	6,807
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	3,300	13,500
†Sichuan New Energy Power Co. Ltd.	3,200	6,358
Sichuan Road & Bridge Group Co. Ltd. Class A	14,840	20,051
Sichuan Swellfun Co. Ltd. Class A	1,000	8,137
Sichuan Yahua Industrial Group Co. Ltd. Class A	2,600	6,380
Sieyuan Electric Co. Ltd. Class A	1,800	11,593
Silergy Corp.	18,000	224,229

LVIP SSGA Emerging Markets Equity Index Fund-14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sinoma Science & Technology Co. Ltd. Class A	3,700	$ 10,479
Sinomine Resource Group Co. Ltd. Class A	1,400	9,856
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,700	7,163
†Skshu Paint Co. Ltd. Class A	1,092	9,847
Smoore International Holdings Ltd.	104,000	106,144
Songcheng Performance Development Co. Ltd. Class A	5,720	9,798
SooChow Securities Co. Ltd. Class A	11,280	10,799
Southwest Securities Co. Ltd. Class A	15,900	8,003
StarPower Semiconductor Ltd. Class A	300	8,913
Sungrow Power Supply Co. Ltd. Class A	3,100	49,935
Sunny Optical Technology Group Co. Ltd.	38,500	386,025
Sunwoda Electronic Co. Ltd. Class A	3,700	8,341
†Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	13,584
Suzhou Maxwell Technologies Co. Ltd. Class A	480	11,207
†TAL Education Group ADR	24,300	144,828
Tangshan Jidong Cement Co. Ltd. Class A	5,700	5,791
†TBEA Co. Ltd. Class A	8,200	25,214
†TCL Technology Group Corp. Class A	32,780	17,810
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	6,625	30,322
Tencent Holdings Ltd.	335,600	14,229,833
†Tencent Music Entertainment Group ADR	39,100	288,558
Thunder Software Technology Co. Ltd. Class A	900	11,974
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	7,491
†Tianma Microelectronics Co. Ltd. Class A	5,500	6,958
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tianqi Lithium Corp. Class A	3,200	$ 30,922
Tianshan Aluminum Group Co. Ltd. Class A	9,100	7,520
Tianshui Huatian Technology Co. Ltd. Class A	7,400	9,398
†Tibet Summit Resources Co. Ltd. Class A	2,000	5,045
Tingyi Cayman Islands Holding Corp.	106,000	165,054
†Titan Wind Energy Suzhou Co. Ltd. Class A	4,100	8,610
Toly Bread Co. Ltd. Class A	3,696	5,156
†Tongcheng Travel Holdings Ltd.	69,200	145,352
TongFu Microelectronics Co. Ltd. Class A	3,232	10,092
Tongkun Group Co. Ltd. Class A	5,300	9,674
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	9,904
Tongwei Co. Ltd. Class A	9,500	44,969
†Topchoice Medical Corp. Class A	700	9,351
Topsports International Holdings Ltd.	105,000	91,353
TravelSky Technology Ltd. Class H	52,000	88,584
Trina Solar Co. Ltd. Class A	4,606	27,069
†Trip.com Group Ltd.	29,650	1,035,064
Tsingtao Brewery Co. Ltd. Class A	1,500	21,434
Tsingtao Brewery Co. Ltd. Class H	34,000	310,419
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,819	23,412
Uni-President China Holdings Ltd.	66,000	55,659
Unisplendour Corp. Ltd. Class A	6,180	27,167
†Vipshop Holdings Ltd. ADR	19,300	318,450
Walvax Biotechnology Co. Ltd. Class A	3,400	12,387
†Wanda Film Holding Co. Ltd. Class A	6,500	11,239
Wanhua Chemical Group Co. Ltd. Class A	7,120	86,155
Want Want China Holdings Ltd.	256,000	170,265
Weibo Corp. ADR	3,600	47,196
Weichai Power Co. Ltd. Class A	15,100	25,957

LVIP SSGA Emerging Markets Equity Index Fund-15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Weichai Power Co. Ltd. Class H	104,000	$ 153,012
Weihai Guangwei Composites Co. Ltd. Class A	1,920	8,163
Wens Foodstuffs Group Co. Ltd. Class A	13,620	34,451
Western Mining Co. Ltd. Class A	5,000	7,253
Western Securities Co. Ltd. Class A	10,500	9,195
Western Superconducting Technologies Co. Ltd. Class A	1,477	11,349
Will Semiconductor Co. Ltd. Shanghai Class A	2,565	34,759
Wingtech Technology Co. Ltd. Class A	2,700	18,240
Wuchan Zhongda Group Co. Ltd. Class A	10,800	7,355
Wuhan Guide Infrared Co. Ltd. Class A	9,321	9,987
Wuliangye Yibin Co. Ltd. Class A	8,300	187,376
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,410	12,738
WuXi AppTec Co. Ltd. Class A	5,032	43,275
WuXi AppTec Co. Ltd. Class H	19,956	159,936
†Wuxi Autowell Technology Co. Ltd. Class A	475	12,346
†Wuxi Biologics Cayman, Inc.	206,000	990,046
XCMG Construction Machinery Co. Ltd. Class A	27,800	25,945
Xiamen C & D, Inc. Class A	6,800	10,225
Xiamen Faratronic Co. Ltd. Class A	500	9,467
Xiamen Tungsten Co. Ltd. Class A	3,300	8,662
†Xiaomi Corp. Class B	828,800	1,139,544
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,100	11,862
Xinjiang Zhongtai Chemical Co. Ltd. Class A	5,800	5,158
Xinyi Solar Holdings Ltd.	266,546	309,459
†XPeng, Inc. ADR	59	792
†XPeng, Inc. Class A	55,800	370,673
Xtep International Holdings Ltd.	74,500	76,255
Yadea Group Holdings Ltd.	66,000	150,557
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	1,100	$ 6,161
Yankuang Energy Group Co. Ltd. Class A	5,500	22,675
Yankuang Energy Group Co. Ltd. Class H	84,000	241,174
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	7,277
Yealink Network Technology Corp. Ltd. Class A	2,590	12,518
Yifeng Pharmacy Chain Co. Ltd. Class A	2,153	10,987
†Yihai International Holding Ltd.	24,000	51,694
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	16,506
Yintai Gold Co. Ltd. Class A	6,680	10,805
YongXing Special Materials Technology Co. Ltd. Class A	1,170	10,120
Yonyou Network Technology Co. Ltd. Class A	7,340	20,737
Youngor Group Co. Ltd. Class A	11,200	9,735
Youngy Co. Ltd. Class A	600	5,536
YTO Express Group Co. Ltd. Class A	7,600	15,251
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,000	6,346
Yuexiu Property Co. Ltd.	98,220	114,443
Yum China Holdings, Inc.	22,600	1,276,900
Yunda Holding Co. Ltd. Class A	6,330	8,346
Yunnan Aluminium Co. Ltd. Class A	7,800	13,733
Yunnan Baiyao Group Co. Ltd. Class A	3,780	27,338
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	7,355
†Yunnan Energy New Material Co. Ltd. Class A	1,900	25,299
Yunnan Tin Co. Ltd. Class A	3,900	8,377
Yunnan Yuntianhua Co. Ltd. Class A	4,200	9,896
†Zai Lab Ltd. ADR	4,700	130,331
Zangge Mining Co. Ltd. Class A	3,500	10,897

LVIP SSGA Emerging Markets Equity Index Fund-16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,200	$ 47,400
Zhaojin Mining Industry Co. Ltd. Class H	66,000	83,279
Zhefu Holding Group Co. Ltd. Class A	13,300	7,573
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	17,097
Zhejiang China Commodities City Group Co. Ltd. Class A	13,100	15,404
Zhejiang Chint Electrics Co. Ltd. Class A	4,700	17,922
Zhejiang Dahua Technology Co. Ltd. Class A	6,600	17,992
†Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	8,801
Zhejiang Expressway Co. Ltd. Class H	70,000	53,264
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	8,422
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,360	21,295
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,800	27,428
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,800	6,790
†Zhejiang Juhua Co. Ltd. Class A	6,100	11,586
Zhejiang NHU Co. Ltd. Class A	6,764	14,356
Zhejiang Supcon Technology Co. Ltd. Class A	1,787	15,497
Zhejiang Supor Co. Ltd. Class A	1,200	8,273
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,900	9,417
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	10,181
†Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	5,561
Zheshang Securities Co. Ltd. Class A	8,400	11,444
†ZhongAn Online P&C Insurance Co. Ltd. Class H	40,400	110,316
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhongji Innolight Co. Ltd. Class A	1,800	$ 36,605
Zhongsheng Group Holdings Ltd.	34,000	130,522
Zhongtai Securities Co. Ltd. Class A	12,500	11,903
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	7,094
Zhuzhou CRRC Times Electric Co. Ltd. Class H	28,200	105,335
†Zhuzhou Kibing Group Co. Ltd. Class A	5,810	6,911
†Zibo Qixiang Tengda Chemical Co. Ltd. Class A	8,100	7,107
Zijin Mining Group Co. Ltd. Class A	46,600	73,243
Zijin Mining Group Co. Ltd. Class H	296,000	438,341
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	16,000	14,885
ZTE Corp. Class A	8,500	53,365
ZTE Corp. Class H	40,800	163,980
ZTO Express Cayman, Inc. ADR	22,900	574,332
		93,373,724
Colombia–0.06%
Bancolombia SA	14,542	108,060
Interconexion Electrica SA ESP	24,917	100,879
		208,939
Czech Republic–0.15%
CEZ AS	8,745	361,270
Komercni Banka AS	4,307	131,318
Moneta Money Bank AS	18,838	69,003
		561,591
Egypt–0.08%
Commercial International Bank Egypt SAE	136,759	226,819
Eastern Co. SAE	59,043	40,776
†Egyptian Financial Group-Hermes Holding Co.	38,836	23,781
		291,376
Greece–0.44%
†Alpha Services & Holdings SA	120,903	198,034
†Eurobank Ergasias Services & Holdings SA Class A	140,344	231,229

LVIP SSGA Emerging Markets Equity Index Fund-17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	10,573	$ 181,253
JUMBO SA	6,239	171,562
Motor Oil Hellas Corinth Refineries SA	3,238	81,972
Mytilineos SA	5,670	200,181
†National Bank of Greece SA	29,736	193,296
OPAP SA	10,258	178,882
†Public Power Corp. SA	11,334	129,263
Terna Energy SA	2,825	62,239
		1,627,911
Hong Kong–1.98%
†Alibaba Health Information Technology Ltd.	254,000	153,707
Bank of Communications Co. Ltd. Class H	480,000	318,475
BOC Aviation Ltd.	11,700	94,830
Bosideng International Holdings Ltd.	184,000	77,726
China Cinda Asset Management Co. Ltd. Class H	446,000	44,581
†China Construction Bank Corp. Class H	5,188,000	3,358,832
China Gas Holdings Ltd.	147,400	169,050
China Merchants Port Holdings Co. Ltd.	79,376	112,291
China Minsheng Banking Corp. Ltd. Class H	354,500	131,245
China National Building Material Co. Ltd. Class H	218,000	134,711
China Railway Group Ltd. Class H	226,000	149,540
China Resources Cement Holdings Ltd.	124,000	51,292
China Resources Gas Group Ltd.	49,900	171,126
China State Construction International Holdings Ltd.	114,000	130,305
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	66,311
Chow Tai Fook Jewellery Group Ltd.	108,200	195,108
Dongfeng Motor Group Co. Ltd. Class H	146,000	66,923
Geely Automobile Holdings Ltd.	326,000	400,278
Guangdong Investment Ltd.	166,000	143,380
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Guangzhou Automobile Group Co. Ltd. Class H	168,000	$ 100,436
Kingboard Holdings Ltd.	37,500	102,569
Kingboard Laminates Holdings Ltd.	47,500	44,782
†Microport Scientific Corp.	36,158	65,770
†Nine Dragons Paper Holdings Ltd.	83,000	51,246
Orient Overseas International Ltd.	7,500	100,745
Postal Savings Bank of China Co. Ltd. Class H	436,000	268,863
Shenzhen International Holdings Ltd.	82,226	72,540
=†Shimao Group Holdings Ltd.	108,000	15,230
Sino Biopharmaceutical Ltd.	570,000	249,047
Sinopharm Group Co. Ltd. Class H	72,800	227,900
Vinda International Holdings Ltd.	19,000	47,364
Yuexiu Real Estate Investment Trust	6,089	1,300
		7,317,503
Hungary–0.22%
MOL Hungarian Oil & Gas PLC	22,000	192,619
OTP Bank Nyrt	12,296	437,128
Richter Gedeon Nyrt	7,510	185,404
		815,151
India–14.39%
ABB India Ltd.	2,858	154,370
†ACC Ltd.	3,827	84,800
Adani Enterprises Ltd.	9,270	270,810
†Adani Green Energy Ltd.	17,088	197,029
Adani Ports & Special Economic Zone Ltd.	28,575	258,158
†Adani Power Ltd.	43,214	132,053
†Ambuja Cements Ltd.	33,259	173,156
Apollo Hospitals Enterprise Ltd.	5,525	343,916
Asian Paints Ltd.	20,780	853,307
AU Small Finance Bank Ltd.	9,734	89,689
Aurobindo Pharma Ltd.	14,224	126,323
†Avenue Supermarts Ltd.	8,743	415,482
Axis Bank Ltd.	123,376	1,488,698
Bajaj Auto Ltd.	3,669	210,228
Bajaj Finance Ltd.	14,761	1,292,857
Bajaj Finserv Ltd.	20,985	391,960
Bajaj Holdings & Investment Ltd.	1,497	127,985

LVIP SSGA Emerging Markets Equity Index Fund-18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Balkrishna Industries Ltd.	4,422	$ 127,994
†Bandhan Bank Ltd.	36,207	107,132
Bank of Baroda	55,453	129,137
Berger Paints India Ltd.	13,918	115,230
Bharat Electronics Ltd.	197,983	304,050
Bharat Forge Ltd.	14,508	148,294
Bharat Petroleum Corp. Ltd.	41,136	183,051
Bharti Airtel Ltd.	120,842	1,296,234
Britannia Industries Ltd.	5,950	364,839
CG Power & Industrial Solutions Ltd.	32,935	152,282
Cholamandalam Investment & Finance Co. Ltd.	22,224	310,062
Cipla Ltd.	26,582	329,359
Coal India Ltd.	83,386	235,238
Colgate-Palmolive India Ltd.	6,958	143,354
Container Corp. Of India Ltd.	15,599	126,088
Dabur India Ltd.	33,517	234,456
Divi's Laboratories Ltd.	6,473	283,251
DLF Ltd.	33,219	199,141
Dr Reddy's Laboratories Ltd.	5,864	369,315
Eicher Motors Ltd.	7,430	324,851
GAIL India Ltd.	124,145	159,235
†Godrej Consumer Products Ltd.	22,456	296,297
†Godrej Properties Ltd.	6,749	129,366
Grasim Industries Ltd.	14,457	306,259
Havells India Ltd.	13,528	211,949
HCL Technologies Ltd.	51,341	746,372
HDFC Life Insurance Co. Ltd.	53,088	421,738
Hero MotoCorp Ltd.	5,905	209,905
Hindalco Industries Ltd.	66,689	343,901
Hindustan Aeronautics Ltd.	4,524	209,529
Hindustan Petroleum Corp. Ltd.	30,743	102,776
Hindustan Unilever Ltd.	44,556	1,456,757
Housing Development Finance Corp. Ltd.	93,879	3,238,850
ICICI Bank Ltd.	278,768	3,191,611
ICICI Lombard General Insurance Co. Ltd.	12,982	212,953
†ICICI Prudential Life Insurance Co. Ltd.	20,560	143,748
Indian Hotels Co. Ltd.	45,882	219,992
Indian Oil Corp. Ltd.	152,357	169,801
Indian Railway Catering & Tourism Corp. Ltd.	13,489	104,687
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indraprastha Gas Ltd.	18,040	$ 104,240
Info Edge India Ltd.	3,842	210,684
Infosys Ltd.	179,039	2,916,167
†InterGlobe Aviation Ltd.	7,302	234,157
ITC Ltd.	161,608	891,109
Jindal Steel & Power Ltd.	19,292	137,108
JSW Steel Ltd.	32,742	314,189
Jubilant Foodworks Ltd.	22,453	137,546
Kotak Mahindra Bank Ltd.	59,125	1,333,474
Larsen & Toubro Ltd.	37,314	1,128,282
LTIMindtree Ltd.	4,871	309,846
Lupin Ltd.	11,755	129,521
Mahindra & Mahindra Ltd.	50,469	896,701
Marico Ltd.	27,772	180,006
Maruti Suzuki India Ltd.	7,356	879,769
†Max Healthcare Institute Ltd.	42,032	307,556
Mphasis Ltd.	4,083	94,698
MRF Ltd.	109	134,716
Muthoot Finance Ltd.	6,790	102,780
Nestle India Ltd.	1,820	508,623
NTPC Ltd.	236,124	545,349
Oil & Natural Gas Corp. Ltd.	170,191	333,127
Page Industries Ltd.	331	152,201
Petronet LNG Ltd.	42,745	116,261
PI Industries Ltd.	4,068	194,767
Pidilite Industries Ltd.	8,280	262,624
Power Grid Corp. of India Ltd.	188,733	588,364
Reliance Industries Ltd.	164,240	5,119,538
Samvardhana Motherson International Ltd.	108,172	113,365
SBI Cards & Payment Services Ltd.	13,409	138,760
SBI Life Insurance Co. Ltd.	24,722	394,413
Shree Cement Ltd.	489	142,601
Shriram Finance Ltd.	12,214	258,911
Siemens Ltd.	4,818	221,589
Sona Blw Precision Forgings Ltd.	22,175	139,819
SRF Ltd.	8,047	225,116
State Bank of India	96,709	677,341
Sun Pharmaceutical Industries Ltd.	51,998	667,133
Tata Consultancy Services Ltd.	49,348	1,994,020
Tata Consumer Products Ltd.	30,070	316,164
Tata Elxsi Ltd.	1,848	171,602
†Tata Motors Ltd.	89,979	655,797
Tata Power Co. Ltd.	77,302	209,597
Tata Steel Ltd.	397,307	544,358

LVIP SSGA Emerging Markets Equity Index Fund-19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tech Mahindra Ltd.	29,030	$ 401,928
Titan Co. Ltd.	19,241	716,429
Torrent Pharmaceuticals Ltd.	5,799	134,854
Trent Ltd.	9,723	209,446
Tube Investments of India Ltd.	5,701	221,133
TVS Motor Co. Ltd.	11,470	185,857
UltraTech Cement Ltd.	6,249	632,728
†United Spirits Ltd.	15,695	174,914
UPL Ltd.	26,488	222,449
Varun Beverages Ltd.	24,566	240,892
Vedanta Ltd.	42,116	143,447
Wipro Ltd.	71,851	342,043
†Yes Bank Ltd.	653,017	129,580
†Zomato Ltd.	231,430	212,343
		53,071,937
Indonesia–1.93%
Adaro Energy Indonesia Tbk PT	815,900	121,428
Aneka Tambang Tbk	430,400	56,156
Astra International Tbk PT	1,092,000	495,307
Bank Central Asia Tbk PT	2,992,600	1,835,356
Bank Mandiri Persero Tbk PT	2,022,800	703,949
Bank Negara Indonesia Persero Tbk PT	405,100	248,549
Bank Rakyat Indonesia Persero Tbk PT	3,695,259	1,349,108
Barito Pacific Tbk PT	1,592,516	79,362
†Charoen Pokphand Indonesia Tbk PT	418,000	146,929
†GoTo Gojek Tokopedia Tbk PT	18,603,100	137,286
Indah Kiat Pulp & Paper Tbk PT	154,700	87,935
Indofood CBP Sukses Makmur Tbk PT	131,200	99,106
Indofood Sukses Makmur Tbk PT	250,000	122,587
Kalbe Farma Tbk PT	1,137,900	155,724
†Merdeka Copper Gold Tbk PT	680,885	139,384
Sarana Menara Nusantara Tbk PT	1,080,600	76,585
Semen Indonesia Persero Tbk PT	191,599	78,028
Sumber Alfaria Trijaya Tbk PT	891,900	153,685
Telkom Indonesia Persero Tbk PT	2,683,700	717,950
Unilever Indonesia Tbk PT	433,400	123,389
United Tractors Tbk PT	80,800	125,313
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Vale Indonesia Tbk PT	128,400	$ 54,189
		7,107,305
Kuwait–0.81%
†Agility Public Warehousing Co. KSC	82,182	166,583
Boubyan Bank KSCP	74,826	155,812
Gulf Bank KSCP	94,854	81,784
Kuwait Finance House KSCP	439,976	1,066,478
Mabanee Co. KPSC	33,943	92,878
Mobile Telecommunications Co. KSCP	105,500	177,807
National Bank of Kuwait SAKP	408,171	1,241,711
		2,983,053
Luxembourg–0.04%
Reinet Investments SCA	7,354	162,914
		162,914
Malaysia–1.30%
AMMB Holdings Bhd	89,800	69,768
Axiata Group Bhd	157,461	89,553
Celcomdigi Bhd	176,100	155,199
CIMB Group Holdings Bhd	346,707	376,339
Dialog Group Bhd	183,500	81,168
Gamuda Bhd	97,800	92,298
Genting Bhd	121,000	105,448
Genting Malaysia Bhd	170,100	89,797
Hong Leong Bank Bhd	36,300	147,653
Hong Leong Financial Group Bhd	11,600	43,890
IHH Healthcare Bhd	100,000	126,297
Inari Amertron Bhd	141,600	83,519
IOI Corp. Bhd	143,100	114,563
Kuala Lumpur Kepong Bhd	24,596	115,964
Malayan Banking Bhd	293,570	543,112
Malaysia Airports Holdings Bhd	34,320	50,631
Maxis Bhd	133,500	117,407
MISC Bhd	76,100	116,842
MR DIY Group M Bhd	119,950	40,926
Nestle Malaysia Bhd	4,000	112,266
Petronas Chemicals Group Bhd	151,500	195,041
Petronas Dagangan Bhd	15,400	73,247
Petronas Gas Bhd	44,200	158,145
PPB Group Bhd	36,300	122,413
Press Metal Aluminium Holdings Bhd	200,700	202,567
Public Bank Bhd	785,300	648,378
QL Resources Bhd	61,900	71,084

LVIP SSGA Emerging Markets Equity Index Fund-20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
RHB Bank Bhd	84,917	$ 98,890
Sime Darby Bhd	139,300	61,231
Sime Darby Plantation Bhd	118,387	105,440
Telekom Malaysia Bhd	58,659	61,789
Tenaga Nasional Bhd	142,100	275,688
†Top Glove Corp. Bhd	270,900	47,126
		4,793,679
Mexico–2.74%
Alfa SAB de CV Class A	162,500	100,536
America Movil SAB de CV	1,710,500	1,856,697
Arca Continental SAB de CV	28,300	290,457
Banco del Bajio SA	43,800	133,803
†Cemex SAB de CV	821,100	580,435
Coca-Cola Femsa SAB de CV	28,505	238,039
Fibra Uno Administracion SA de CV	155,700	227,315
Fomento Economico Mexicano SAB de CV	105,400	1,166,315
Gruma SAB de CV Class B	10,030	161,053
Grupo Aeroportuario del Pacifico SAB de CV Class B	19,600	352,736
Grupo Aeroportuario del Sureste SAB de CV Class B	10,645	297,571
Grupo Bimbo SAB de CV	71,800	385,657
Grupo Carso SAB de CV	25,727	185,922
Grupo Financiero Banorte SAB de CV Class O	140,600	1,156,703
†Grupo Financiero Inbursa SAB de CV Class O	116,500	275,715
Grupo Mexico SAB de CV	168,700	811,124
Grupo Televisa SAB	136,100	139,622
†Industrias Penoles SAB de CV	10,760	150,811
Kimberly-Clark de Mexico SAB de CV Class A	81,700	182,282
Operadora De Sites Mexicanos SAB de CV Class A1	66,500	63,015
Orbia Advance Corp. SAB de CV	57,200	122,474
Promotora y Operadora de Infraestructura SAB de CV	10,300	103,367
Wal-Mart de Mexico SAB de CV	283,800	1,125,617
		10,107,266
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–0.04%
NEPI Rockcastle NV	24,530	$ 143,977
		143,977
Peru–0.26%
Cia de Minas Buenaventura SAA ADR	11,100	81,585
Credicorp Ltd.	3,600	531,504
Southern Copper Corp.	4,600	330,004
		943,093
Philippines–0.65%
Aboitiz Equity Ventures, Inc.	95,090	93,799
†ACEN Corp.	72,990	7,153
Ayala Corp.	16,420	186,738
Ayala Land, Inc.	365,600	161,735
Bank of the Philippine Islands	103,558	204,487
BDO Unibank, Inc.	130,034	325,616
International Container Terminal Services, Inc.	55,090	203,471
JG Summit Holdings, Inc.	142,620	115,220
Jollibee Foods Corp.	25,330	109,895
Manila Electric Co.	16,210	98,486
Metropolitan Bank & Trust Co.	101,044	102,228
PLDT, Inc.	4,095	97,008
SM Investments Corp.	13,600	228,604
SM Prime Holdings, Inc.	547,600	326,800
Universal Robina Corp.	49,490	123,542
		2,384,782
Poland–0.80%
†Allegro.eu SA	20,641	162,644
Bank Polska Kasa Opieki SA	9,942	271,184
CD Projekt SA	3,534	134,686
Cyfrowy Polsat SA	12,789	51,954
†Dino Polska SA	2,691	314,399
KGHM Polska Miedz SA	7,571	209,635
†LPP SA	60	206,828
†mBank SA	754	75,372
†PGE Polska Grupa Energetyczna SA	50,585	90,322
Polski Koncern Naftowy ORLEN SA	31,451	498,489
Powszechna Kasa Oszczednosci Bank Polski SA	48,033	427,497
Powszechny Zaklad Ubezpieczen SA	32,831	318,449
†Santander Bank Polska SA	1,929	184,717
		2,946,176

LVIP SSGA Emerging Markets Equity Index Fund-21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar–0.89%
Barwa Real Estate Co.	123,342	$ 88,671
Commercial Bank PSQC	177,738	285,310
Dukhan Bank	99,132	107,477
Industries Qatar QSC	83,028	258,329
Masraf Al Rayan QSC	302,954	214,623
Mesaieed Petrochemical Holding Co.	249,454	131,527
Ooredoo QPSC	42,475	127,658
Qatar Electricity & Water Co. QSC	25,107	120,017
Qatar Fuel QSC	33,792	158,719
Qatar Gas Transport Co. Ltd.	134,494	150,495
Qatar International Islamic Bank QSC	55,745	154,261
Qatar Islamic Bank SAQ	89,230	436,639
Qatar National Bank QPSC	250,220	1,064,291
		3,298,017
Republic of Korea–11.47%
Amorepacific Corp.	1,653	123,042
BGF retail Co. Ltd.	398	52,869
Celltrion Healthcare Co. Ltd.	5,789	289,832
†Celltrion Pharm, Inc.	1,013	59,084
Celltrion, Inc.	5,939	693,204
CJ CheilJedang Corp.	470	96,313
CJ Corp.	731	37,932
†CosmoAM&T Co. Ltd.	1,244	177,671
Coway Co. Ltd.	3,140	104,928
DB Insurance Co. Ltd.	2,483	141,028
Doosan Bobcat, Inc.	2,816	125,875
†Doosan Enerbility Co. Ltd.	22,776	314,707
Ecopro BM Co. Ltd.	2,638	501,824
E-MART, Inc.	1,057	61,891
F&F Co. Ltd.	969	88,324
GS Holdings Corp.	2,626	73,193
Hana Financial Group, Inc.	16,032	478,596
Hankook Tire & Technology Co. Ltd.	4,225	110,846
Hanmi Pharm Co. Ltd.	390	91,632
Hanon Systems	10,564	73,659
Hanwha Aerospace Co. Ltd.	1,918	185,757
†Hanwha Solutions Corp.	5,581	179,975
HD Hyundai Co. Ltd.	2,354	107,439
†HD Hyundai Heavy Industries Co. Ltd.	1,002	100,701
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,291	203,658
†HLB, Inc.	6,201	153,956
HMM Co. Ltd.	13,248	190,495
Hotel Shilla Co. Ltd.	1,787	100,004
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†HYBE Co. Ltd.	1,004	$ 216,529
Hyundai Engineering & Construction Co. Ltd.	4,428	128,717
Hyundai Glovis Co. Ltd.	1,011	152,211
†Hyundai Mipo Dockyard Co. Ltd.	1,221	78,206
Hyundai Mobis Co. Ltd.	3,321	587,973
Hyundai Motor Co.	7,450	1,171,843
Hyundai Steel Co.	4,926	126,936
Industrial Bank of Korea	14,810	116,502
Kakao Corp.	16,902	634,838
†Kakao Games Corp.	2,164	54,458
KakaoBank Corp.	8,096	147,181
†Kakaopay Corp.	1,399	50,304
Kangwon Land, Inc.	5,447	72,133
KB Financial Group, Inc.	21,047	763,894
Kia Corp.	14,276	961,646
Korea Aerospace Industries Ltd.	3,944	160,178
†Korea Electric Power Corp.	13,814	216,197
Korea Investment Holdings Co. Ltd.	2,379	93,827
Korea Zinc Co. Ltd.	430	159,717
Korean Air Lines Co. Ltd.	9,932	184,250
†Krafton, Inc.	1,593	237,246
KT Corp.	3,532	79,953
KT&G Corp.	5,579	350,453
Kumho Petrochemical Co. Ltd.	923	93,332
L&F Co. Ltd.	1,270	236,367
LG Chem Ltd.	2,677	1,362,758
LG Corp.	5,196	348,445
†LG Display Co. Ltd.	12,547	150,798
LG Electronics, Inc.	5,763	557,792
†LG Energy Solution Ltd.	1,902	801,868
LG H&H Co. Ltd.	507	177,179
LG Innotek Co. Ltd.	766	181,458
LG Uplus Corp.	12,258	100,018
Lotte Chemical Corp.	1,164	136,993
Lotte Energy Materials Corp.	1,176	43,355
†Meritz Financial Group, Inc.	5,698	180,661
Mirae Asset Securities Co. Ltd.	15,634	86,229
NAVER Corp.	7,111	995,432
NCSoft Corp.	773	174,075
†Netmarble Corp.	1,081	40,598
NH Investment & Securities Co. Ltd.	8,493	61,777
Orion Corp.	1,347	122,846
Pan Ocean Co. Ltd.	13,642	53,927
†Pearl Abyss Corp.	1,515	60,960

LVIP SSGA Emerging Markets Equity Index Fund-22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
POSCO Future M Co. Ltd.	1,677	$ 452,445
POSCO Holdings, Inc.	3,895	1,152,732
Posco International Corp.	2,856	86,928
†Samsung Biologics Co. Ltd.	964	545,795
Samsung C&T Corp.	4,537	365,156
Samsung Electro-Mechanics Co. Ltd.	3,084	340,485
Samsung Electronics Co. Ltd.	257,637	14,186,326
†Samsung Engineering Co. Ltd.	8,425	181,687
Samsung Fire & Marine Insurance Co. Ltd.	1,690	294,914
†Samsung Heavy Industries Co. Ltd.	33,231	169,080
Samsung Life Insurance Co. Ltd.	4,324	221,145
Samsung SDI Co. Ltd.	2,968	1,515,563
Samsung SDS Co. Ltd.	1,968	184,477
Samsung Securities Co. Ltd.	3,521	96,641
Shinhan Financial Group Co. Ltd.	23,262	601,374
†SK Biopharmaceuticals Co. Ltd.	1,763	108,642
†SK Bioscience Co. Ltd.	1,303	79,042
SK Hynix, Inc.	29,455	2,588,045
†SK IE Technology Co. Ltd.	1,408	104,313
†SK Innovation Co. Ltd.	2,993	362,854
†SK Square Co. Ltd.	5,311	179,389
SK, Inc.	2,014	228,457
SKC Co. Ltd.	1,026	76,531
S-Oil Corp.	2,548	129,466
Woori Financial Group, Inc.	29,667	266,495
Yuhan Corp.	2,894	132,847
		42,281,324
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMagnit PJSC	7,135	0
=†πMMC Norilsk Nickel PJSC	5,959	0
=†πMobile TeleSystems PJSC ADR	41,500	0
=†πMoscow Exchange MICEX-Rates PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
=†πPhosAgro PJSC GDR	12,445	$ 0
=†πPolyus PJSC	3,172	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PJSC	697,800	0
=†πTatneft PJSC	132,700	0
=†πTCS Group Holding PLC GDR	11,419	0
=†πVK Co. Ltd. GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=†πX5 Retail Group NV GDR	11,224	0
=†πYandex NV Class A	28,824	0
		0
Saudi Arabia–4.16%
ACWA Power Co.	4,321	193,152
Advanced Petrochemical Co.	7,179	85,137
Al Rajhi Bank	105,734	2,069,443
Alinma Bank	52,867	475,164
Almarai Co. JSC	13,503	218,732
Arab National Bank	32,476	229,003
Arabian Internet & Communications Services Co.	1,348	116,255
Bank AlBilad	26,898	279,032
Bank Al-Jazira	22,924	112,238
Banque Saudi Fransi	32,422	362,189
Bupa Arabia for Cooperative Insurance Co.	4,046	200,213
Dallah Healthcare Co.	1,844	82,851
†Dar Al Arkan Real Estate Development Co.	30,115	124,389
Dr Sulaiman Al Habib Medical Services Group Co.	4,817	368,547
Elm Co.	1,295	201,650
†Emaar Economic City	19,907	49,878
Etihad Etisalat Co.	20,478	262,698
Jarir Marketing Co.	32,880	145,330
†Mobile Telecommunications Co. Saudi Arabia	25,279	95,436
Mouwasat Medical Services Co.	2,629	170,448
Nahdi Medical Co.	2,191	99,752
†National Industrialization Co.	16,616	66,507
†Rabigh Refining & Petrochemical Co.	21,264	65,724
Riyad Bank	79,547	718,279
SABIC Agri-Nutrients Co.	11,794	409,651

LVIP SSGA Emerging Markets Equity Index Fund-23

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Sahara International Petrochemical Co.	19,410	$ 193,844
†Saudi Arabian Mining Co.	70,008	790,896
Saudi Arabian Oil Co.	144,230	1,249,327
Saudi Aramco Base Oil Co.	2,739	100,705
Saudi Awwal Bank	54,484	554,744
Saudi Basic Industries Corp.	48,763	1,154,307
Saudi Electricity Co.	45,745	276,786
Saudi Industrial Investment Group	20,997	149,698
Saudi Investment Bank	27,842	127,046
†Saudi Kayan Petrochemical Co.	39,650	146,702
Saudi National Bank	159,293	1,571,063
†Saudi Research & Media Group	2,055	103,733
Saudi Tadawul Group Holding Co.	2,546	128,165
Saudi Telecom Co.	108,227	1,261,898
Savola Group	14,115	156,995
Yanbu National Petrochemical Co.	14,135	179,736
		15,347,343
South Africa–3.09%
Absa Group Ltd.	45,733	408,182
African Rainbow Minerals Ltd.	5,769	60,864
Anglo American Platinum Ltd.	3,589	162,235
AngloGold Ashanti Ltd.	22,624	478,889
Aspen Pharmacare Holdings Ltd.	20,577	200,749
Bid Corp. Ltd.	18,094	397,321
Bidvest Group Ltd.	15,701	218,256
Capitec Bank Holdings Ltd.	4,697	391,265
Clicks Group Ltd.	13,113	182,044
†Discovery Ltd.	26,985	209,113
Exxaro Resources Ltd.	13,848	120,864
FirstRand Ltd.	273,536	996,705
Foschini Group Ltd.	18,678	93,438
Gold Fields Ltd.	48,412	673,042
Growthpoint Properties Ltd.	181,554	112,475
Harmony Gold Mining Co. Ltd.	31,549	132,888
Impala Platinum Holdings Ltd.	46,947	312,762
Kumba Iron Ore Ltd.	3,633	85,422
Mr Price Group Ltd.	14,580	111,216
MTN Group Ltd.	91,883	675,096
MultiChoice Group	16,783	85,149
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Naspers Ltd. Class N	10,572	$ 1,909,949
Nedbank Group Ltd.	25,271	306,911
†Northam Platinum Holdings Ltd.	18,103	120,691
Old Mutual Ltd.	266,414	171,558
OUTsurance Group Ltd.	44,904	81,094
Pepkor Holdings Ltd.	114,988	100,782
Remgro Ltd.	28,612	223,545
Sanlam Ltd.	97,799	303,198
Sasol Ltd.	31,101	385,318
Shoprite Holdings Ltd.	27,592	330,954
Sibanye Stillwater Ltd.	155,372	239,635
Standard Bank Group Ltd.	72,752	686,890
Vodacom Group Ltd.	33,627	209,540
Woolworths Holdings Ltd.	52,373	198,542
		11,376,582
Taiwan–15.19%
Accton Technology Corp.	27,000	303,701
Acer, Inc.	156,000	157,407
Advantech Co. Ltd.	23,595	310,645
Airtac International Group	7,696	254,342
ASE Technology Holding Co. Ltd.	166,000	590,320
Asia Cement Corp.	124,000	177,031
Asustek Computer, Inc.	38,000	384,713
AUO Corp.	355,000	213,046
Catcher Technology Co. Ltd.	35,000	197,475
Cathay Financial Holding Co. Ltd.	516,154	716,548
†Chailease Holding Co. Ltd.	78,009	512,893
Chang Hwa Commercial Bank Ltd.	269,626	161,627
Cheng Shin Rubber Industry Co. Ltd.	101,000	130,467
China Airlines Ltd.	164,000	138,489
†China Development Financial Holding Corp.	833,048	332,045
China Steel Corp.	639,000	604,254
Chunghwa Telecom Co. Ltd.	206,000	771,555
Compal Electronics, Inc.	225,000	211,621
CTBC Financial Holding Co. Ltd.	955,000	763,684
Delta Electronics, Inc.	105,000	1,163,644
E Ink Holdings, Inc.	46,000	334,619
E.Sun Financial Holding Co. Ltd.	725,394	607,758
Eclat Textile Co. Ltd.	10,000	160,803
eMemory Technology, Inc.	3,000	214,724
Eva Airways Corp.	139,000	178,326
Evergreen Marine Corp. Taiwan Ltd.	54,986	165,756

LVIP SSGA Emerging Markets Equity Index Fund-24

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far Eastern New Century Corp.	160,000	$ 172,048
Far EasTone Telecommunications Co. Ltd.	86,000	217,195
Feng TAY Enterprise Co. Ltd.	24,280	153,599
First Financial Holding Co. Ltd.	573,239	509,833
Formosa Chemicals & Fibre Corp.	190,000	409,800
Formosa Petrochemical Corp.	62,000	168,070
Formosa Plastics Corp.	207,000	570,216
Fubon Financial Holding Co. Ltd.	402,734	788,319
Giant Manufacturing Co. Ltd.	16,580	123,034
Global Unichip Corp.	5,000	258,791
Globalwafers Co. Ltd.	12,000	192,583
Hon Hai Precision Industry Co. Ltd.	673,000	2,446,851
Hotai Motor Co. Ltd.	16,000	418,712
Hua Nan Financial Holdings Co. Ltd.	487,880	348,327
Innolux Corp.	492,645	242,481
Inventec Corp.	143,000	198,803
Largan Precision Co. Ltd.	5,000	342,987
Lite-On Technology Corp.	110,000	366,293
MediaTek, Inc.	82,000	1,815,139
Mega Financial Holding Co. Ltd.	603,925	741,187
Micro-Star International Co. Ltd.	36,000	204,704
momo.com, Inc.	3,600	79,781
Nan Ya Plastics Corp.	258,000	601,820
Nan Ya Printed Circuit Board Corp.	12,000	102,384
Nanya Technology Corp.	67,000	152,744
Nien Made Enterprise Co. Ltd.	10,000	110,228
Novatek Microelectronics Corp.	31,000	425,635
Pegatron Corp.	110,000	264,836
†PharmaEssentia Corp.	13,000	141,810
Pou Chen Corp.	125,000	126,701
Powerchip Semiconductor Manufacturing Corp.	167,000	166,707
President Chain Store Corp.	31,000	281,512
Quanta Computer, Inc.	146,000	713,044
Realtek Semiconductor Corp.	25,000	311,715
Ruentex Development Co. Ltd.	98,550	114,089
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Shanghai Commercial & Savings Bank Ltd.	211,190	$ 308,137
†Shin Kong Financial Holding Co. Ltd.	705,764	202,147
SinoPac Financial Holdings Co. Ltd.	558,404	311,602
Synnex Technology International Corp.	71,000	132,424
Taishin Financial Holding Co. Ltd.	591,764	360,221
Taiwan Business Bank	325,000	148,969
Taiwan Cement Corp.	328,050	401,509
Taiwan Cooperative Financial Holding Co. Ltd.	531,016	479,146
Taiwan High Speed Rail Corp.	113,000	116,718
Taiwan Mobile Co. Ltd.	95,000	291,804
Taiwan Semiconductor Manufacturing Co. Ltd.	1,329,000	24,551,038
Unimicron Technology Corp.	69,000	392,380
Uni-President Enterprises Corp.	262,000	642,376
United Microelectronics Corp.	610,000	958,439
Vanguard International Semiconductor Corp.	51,000	144,836
Voltronic Power Technology Corp.	4,000	252,968
Walsin Lihwa Corp.	139,548	184,421
Wan Hai Lines Ltd.	40,190	76,521
Win Semiconductors Corp.	19,000	100,636
†Winbond Electronics Corp.	161,000	142,403
Wistron Corp.	141,000	411,405
Wiwynn Corp.	5,000	228,512
WPG Holdings Ltd.	90,000	158,353
Yageo Corp.	17,306	274,169
†Yang Ming Marine Transport Corp.	95,000	192,929
Yuanta Financial Holding Co. Ltd.	539,910	401,540
Zhen Ding Technology Holding Ltd.	35,000	118,354
		56,023,428
Thailand–1.90%
Advanced Info Service PCL NVDR	64,166	387,705
†Airports of Thailand PCL NVDR	231,219	469,876
Asset World Corp. PCL	405,873	56,551
B Grimm Power PCL NVDR	45,758	44,952

LVIP SSGA Emerging Markets Equity Index Fund-25

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Bangkok Dusit Medical Services PCL NVDR	568,684	$ 445,948
Bangkok Expressway & Metro PCL NVDR	434,368	104,877
Banpu PCL NVDR	434,500	108,671
Berli Jucker PCL NVDR	54,285	53,319
BTS Group Holdings PCL NVDR	450,067	94,706
Bumrungrad Hospital PCL NVDR	32,222	205,625
Carabao Group PCL Class F	15,003	27,717
Central Pattana PCL NVDR	109,165	202,120
Central Retail Corp. PCL	92,645	101,908
Central Retail Corp. PCL NVDR	10,000	11,029
Charoen Pokphand Foods PCL NVDR	219,703	122,154
CP ALL PCL NVDR	316,382	558,498
CP Axtra PCL NVDR	114,500	114,030
Delta Electronics Thailand PCL	158,060	410,140
Delta Electronics Thailand PCL NVDR	10,200	26,553
Electricity Generating PCL NVDR	12,857	47,374
Energy Absolute PCL NVDR	94,687	152,479
Global Power Synergy PCL NVDR	39,881	61,182
Gulf Energy Development PCL NVDR	159,314	210,445
Home Product Center PCL NVDR	335,506	132,780
Indorama Ventures PCL NVDR	94,757	91,731
Intouch Holdings PCL Class F	51,882	108,286
Kasikornbank PCL NVDR	33,600	122,980
Krung Thai Bank PCL NVDR	196,220	107,539
Krungthai Card PCL NVDR	45,420	63,547
Land & Houses PCL NVDR	474,740	113,292
Minor International PCL NVDR	176,613	171,021
Muangthai Capital PCL NVDR	37,649	41,851
Osotspa PCL NVDR	73,224	61,523
PTT Exploration & Production PCL NVDR	76,226	322,982
PTT Global Chemical PCL NVDR	125,975	132,673
PTT Oil & Retail Business PCL	151,962	90,864
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Oil & Retail Business PCL NVDR	19,700	$ 11,790
PTT PCL NVDR	539,332	510,496
Ratch Group PCL NVDR	61,614	62,184
SCB X PCL NVDR	47,779	143,857
SCG Packaging PCL	65,025	68,317
SCG Packaging PCL NVDR	8,300	8,735
Siam Cement PCL NVDR	42,041	382,242
Srisawad Corp. PCL NVDR	34,759	46,508
Thai Oil PCL NVDR	70,220	87,859
True Corp. PCL NVDR	561,651	104,095
		7,005,011
Turkey–0.56%
Akbank TAS	177,042	137,588
Aselsan Elektronik Sanayi Ve Ticaret AS	39,091	81,963
BIM Birlesik Magazalar AS	25,603	167,752
†Eregli Demir ve Celik Fabrikalari TAS	79,304	112,564
Ford Otomotiv Sanayi AS	3,993	116,799
Haci Omer Sabanci Holding AS	58,088	102,794
†Hektas Ticaret TAS	58,259	67,374
KOC Holding AS	42,380	169,713
Koza Altin Isletmeleri AS	50,670	48,607
†Pegasus Hava Tasimaciligi AS	2,409	57,206
†Sasa Polyester Sanayi AS	58,410	127,860
Tofas Turk Otomobil Fabrikasi AS	6,764	65,846
†Turk Hava Yollari AO	29,815	222,090
Turkcell Iletisim Hizmetleri AS	68,786	95,976
Turkiye Is Bankasi AS Class C	199,206	107,293
Turkiye Petrol Rafinerileri AS	54,125	166,428
Turkiye Sise ve Cam Fabrikalari AS	78,067	133,652
Yapi ve Kredi Bankasi AS	166,295	83,092
		2,064,597
United Arab Emirates–1.28%
Abu Dhabi Commercial Bank PJSC	161,200	355,930
Abu Dhabi Islamic Bank PJSC	78,626	227,765
Abu Dhabi National Oil Co. for Distribution PJSC	168,111	178,501
Aldar Properties PJSC	211,491	295,787
Americana Restaurants International PLC	136,750	157,488
Dubai Islamic Bank PJSC	156,686	234,216

LVIP SSGA Emerging Markets Equity Index Fund-26

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Emaar Properties PJSC	359,172	$ 631,325
Emirates NBD Bank PJSC	102,227	416,138
Emirates Telecommunications Group Co. PJSC	188,480	1,156,580
First Abu Dhabi Bank PJSC	239,429	892,352
†Multiply Group PJSC	189,856	164,534
		4,710,616
United Kingdom–0.02%
†Pepco Group NV	9,850	89,257
		89,257
United States–0.10%
†Legend Biotech Corp. ADR	3,200	220,896
Parade Technologies Ltd.	4,000	138,661
		359,557
Total Common Stock (Cost $300,637,154)		347,593,244
ΔPREFERRED STOCKS–2.30%
Brazil–1.45%
Banco Bradesco SA 6.13%	287,771	992,852
Centrais Eletricas Brasileiras SA 3.36%	14,100	131,394
Cia Energetica de Minas Gerais 8.78%	75,020	201,173
Gerdau SA 13.66%	63,525	332,471
Itau Unibanco Holding SA 5.39%	262,600	1,557,546
Itausa SA 5.96%	276,046	555,182
Petroleo Brasileiro SA 16.50%	258,000	1,591,688
		5,362,306
Chile–0.15%
Sociedad Quimica y Minera de Chile SA 11.90%	7,738	563,628
		563,628
Colombia–0.05%
Bancolombia SA 11.89%	24,390	163,641
		163,641
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Republic of Korea–0.65%
Hyundai Motor Co. 5.56%	1,956	$ 163,367
Hyundai Motor Co. 5.56%	1,300	107,594
LG Chem Ltd. 2.86%	439	117,935
Samsung Electronics Co. Ltd. 1.82%	44,391	2,014,431
		2,403,327
Russia–0.00%
=†πSurgutneftegas 11.33%	640,200	0
		0
Total Preferred Stocks (Cost $7,228,219)		8,492,902
ΔWARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	766
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	281
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	248
Total Warrants (Cost $0)		1,295

MONEY MARKET FUND–2.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	7,504,701	7,504,701
Total Money Market Fund (Cost $7,504,701)		7,504,701

TOTAL INVESTMENTS–98.60% (Cost $315,370,074)	363,592,142
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.40%	5,170,467
NET ASSETS APPLICABLE TO 36,893,753 SHARES OUTSTANDING–100.00%	$368,762,609
LVIP SSGA Emerging Markets Equity Index Fund-27

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($353,861,999 / 35,397,484 Shares)	$9.997
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($14,900,610 / 1,496,269 Shares)	$9.959
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$384,479,147
Distributable earnings/(accumulated loss)	(15,716,538)
TOTAL NET ASSETS	$368,762,609

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$ 326,421	$ 0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Magnit PJSC	6/14/2019	385,826	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas	10/31/2018	371,776	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,800,146	$—
LVIP SSGA Emerging Markets Equity Index Fund-28

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
★ Includes $252,833 cash collateral held at broker for futures contracts, $510,000 cash collateral received from brokers for certain open bilateral derivatives, $24,259 expense reimbursement receivable from Lincoln Financial Investments Corporation, $63,046 variation margin due from broker on futures contracts, $6 payable for securities purchased, $131,662 payable for fund shares redeemed, $180,571 other accrued expenses payable, $156,619 due to manager and affiliates, $1,403,419 foreign capital gain taxes payable and $230,437 Payable for custodian fee as of June 30, 2023.

The following futures contracts and swap contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
176	E-mini MSCI Emerging Markets Index	$8,781,520	$8,848,729	9/15/23	$—	$(67,209)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on SOFR12M4	6,467,529	(1.86%)	10/20/23	$(608,486)	$—	$(608,486)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-29

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,549,035
Foreign taxes withheld	(659,923)
5,889,112
EXPENSES:
Management fees	609,222
Custodian fees	193,694
Index fees	87,682
Professional fees	61,130
Pricing fees	60,302
Shareholder servicing fees	51,963
Accounting and administration expenses	47,954
Distribution fees-Service Class	18,187
Trustees’ fees and expenses	5,985
Reports and statements to shareholders	2,542
Consulting fees	1,262
Other	6,921
1,146,844
Less:
Expenses reimbursed	(232,742)
Total operating expenses	914,102
NET INVESTMENT INCOME	4,975,010
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	(4,414,153)
Foreign currencies	83,623
Futures contracts	78,123
Swap contracts	552,054
Net realized loss	(3,700,353)
Net change in unrealized appreciation (depreciation) of:
Investments**	15,901,850
Foreign currencies	(1,881)
Futures contracts	45,144
Swap contracts	(1,010,352)
Net change in unrealized appreciation (depreciation)	14,934,761
NET REALIZED AND UNREALIZED GAIN	11,234,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,209,418

*	Includes $60,994 foreign capital gains taxes paid.
**	Includes $(237,156) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,975,010	$ 11,871,602
Net realized gain (loss)	(3,700,353)	3,715,904
Net change in unrealized appreciation (depreciation)	14,934,761	(155,705,637)
Net increase (decrease) in net assets resulting from operations	16,209,418	(140,118,131)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,382,335)
Service Class	—	(408,547)
	—	(10,790,882)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,145,809	41,100,522
Service Class	2,000,579	4,995,902
Reinvestment of dividends and distributions:
Standard Class	—	10,382,335
Service Class	—	408,547
	49,146,388	56,887,306
Cost of shares redeemed:
Standard Class	(24,098,469)	(405,146,811)
Service Class	(2,080,455)	(3,339,474)
	(26,178,924)	(408,486,285)
Increase (decrease) in net assets derived from capital share transactions	22,967,464	(351,598,979)
NET INCREASE (DECREASE) IN NET ASSETS	39,176,882	(502,507,992)
NET ASSETS:
Beginning of period	329,585,727	832,093,719
End of period	$368,762,609	$ 329,585,727
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-30

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.522	$ 12.488	$ 13.244	$ 11.537	$ 10.074	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.137	0.256	0.238	0.189	0.287	0.028
Net realized and unrealized gain (loss)	0.338	(2.906)	(0.674)	1.776	1.491	0.057
Total from investment operations	0.475	(2.650)	(0.436)	1.965	1.778	0.085
Less dividends and distributions from:
Net investment income	—	(0.316)	(0.320)	(0.214)	(0.268)	(0.003)
Net realized gain	—	—	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.316)	(0.320)	(0.258)	(0.315)	(0.011)
Net asset value, end of period	$ 9.997	$ 9.522	$ 12.488	$ 13.244	$ 11.537	$ 10.074
Total return[4]	4.99%	(21.19%)	(3.30%)	17.20%	17.75%	0.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$353,862	$ 315,286	$815,846	$792,366	$757,110	$630,939
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.61%	0.52%	0.57%	0.51%	0.51%
Ratio of net investment income to average net assets	2.79%	2.37%	1.76%	1.74%	2.63%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.66%	2.26%	1.74%	1.67%	2.62%	1.61%
Portfolio turnover	6%	11%	19%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-31

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				11/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.497	$ 12.456	$ 13.215	$ 11.521	$ 10.072	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.124	0.222	0.202	0.164	0.259	0.020
Net realized and unrealized gain (loss)	0.338	(2.890)	(0.668)	1.767	1.488	0.061
Total from investment operations	0.462	(2.668)	(0.466)	1.931	1.747	0.081
Less dividends and distributions from:
Net investment income	—	(0.291)	(0.293)	(0.193)	(0.251)	(0.001)
Net realized gain	—	—	—	(0.044)	(0.047)	(0.008)
Total dividends and distributions	—	(0.291)	(0.293)	(0.237)	(0.298)	(0.009)
Net asset value, end of period	$ 9.959	$ 9.497	$ 12.456	$ 13.215	$ 11.521	$ 10.072
Total return[4]	4.85%	(21.39%)	(3.54%)	16.91%	17.46%	0.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,901	$ 14,300	$ 16,247	$ 8,831	$ 3,903	$ 211
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.86%	0.77%	0.82%	0.76%	0.76%
Ratio of net investment income to average net assets	2.54%	2.12%	1.51%	1.49%	2.38%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.41%	2.01%	1.49%	1.42%	2.37%	1.36%
Portfolio turnover	6%	11%	19%	36%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund-33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $5,151,031 and $5,160,093 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.50% of the average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 510,175	$ 202,165	$ 559,308	$ 1,271,648
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
LVIP SSGA Emerging Markets Equity Index Fund-34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$14,511
Legal	2,329
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2023, there were no fees paid by the Fund for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 24,259
Management fees payable to LFI	104,024
Distribution fees payable to LFD	3,062
Printing and mailing fees payable to Lincoln Life	40,660
Shareholder servicing fees payable to Lincoln Life	8,873
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,426,456
Sales	19,774,510
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$315,370,074
Aggregate unrealized appreciation of investments and derivatives	$ 95,079,316
Aggregate unrealized depreciation of investments and derivatives	(48,141,425)
Net unrealized appreciation of investments and derivatives	$ 46,937,891
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP SSGA Emerging Markets Equity Index Fund-35

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$14,783,233	$ —	$ —	$ 14,783,233
Chile	1,413,902	—	—	1,413,902
China	7,317,289	86,051,950	4,485	93,373,724
Colombia	208,939	—	—	208,939
Czech Republic	430,273	131,318	—	561,591
Egypt	40,776	250,600	—	291,376
Greece	171,562	1,456,349	—	1,627,911
Hong Kong	—	7,302,273	15,230	7,317,503
Hungary	—	815,151	—	815,151
India	197,029	52,874,908	—	53,071,937
Indonesia	99,106	7,008,199	—	7,107,305
Kuwait	2,983,053	—	—	2,983,053
Luxembourg	162,914	—	—	162,914
Malaysia	581,045	4,212,634	—	4,793,679
Mexico	10,107,266	—	—	10,107,266
Netherlands	143,977	—	—	143,977
Peru	943,093	—	—	943,093
Philippines	—	2,384,782	—	2,384,782
Poland	—	2,946,176	—	2,946,176
Qatar	247,675	3,050,342	—	3,298,017
Republic of Korea	—	42,281,324	—	42,281,324
Russia	—	—	—*	—
Saudi Arabia	295,649	15,051,694	—	15,347,343
South Africa	3,408,197	7,968,385	—	11,376,582
Taiwan	—	56,023,428	—	56,023,428
Thailand	863,783	6,141,228	—	7,005,011
Turkey	340,635	1,723,962	—	2,064,597
United Arab Emirates	919,684	3,790,932	—	4,710,616
United Kingdom	—	89,257	—	89,257
United States	220,896	138,661	—	359,557
Preferred Stocks
Brazil	5,362,306	—	—	5,362,306
Chile	563,628	—	—	563,628
Colombia	163,641	—	—	163,641
Republic of Korea	—	2,403,327	—	2,403,327
Russia	—	—	—*	—
LVIP SSGA Emerging Markets Equity Index Fund-36

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Warrants	$ —	$ 1,295	$ —	$ 1,295
Money Market Fund	7,504,701	—	—	7,504,701
Total Investments	$59,474,252	$304,098,175	$19,715	$363,592,142
Derivatives:

Liabilities:
Futures Contract	$(67,209)	$ —	$—	$ (67,209)
Swap Contract	$ —	$(608,486)	$—	$(608,486)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	4,723,744	3,978,903
Service Class	200,252	475,037
Shares reinvested:
Standard Class	—	1,094,105
Service Class	—	43,260
	4,923,996	5,591,305
Shares redeemed:
Standard Class	(2,438,648)	(37,289,651)
Service Class	(209,695)	(316,948)
	(2,648,343)	(37,606,599)
Net increase (decrease)	2,275,653	(32,015,294)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the
LVIP SSGA Emerging Markets Equity Index Fund-37

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2023, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$ (67,209)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(608,486)
Total		$—		$(675,695)
LVIP SSGA Emerging Markets Equity Index Fund-38

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 78,123	$ 45,144
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	580,569	(988,605)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(28,515)	(21,747)
Total		$630,177	$(965,208)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,728,719	$—
Total return swap contracts (average notional value)	6,371,515	6,567,588
At June 30, 2023, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$510,000
Total	$510,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$—	$(608,486)	$(608,486)
Total	$—	$(608,486)	$(608,486)

LVIP SSGA Emerging Markets Equity Index Fund-39

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$(608,486)	$—	$—	$—	$—	$(608,486)
Total	$(608,486)	$—	$—	$—	$—	$(608,486)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience inefficiency, volatility and pricing anomalies that result from government influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP SSGA Emerging Markets Equity Index Fund-40

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-41

LVIP SSGA Emerging Markets Equity Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Emerging Markets Equity Index Fund-42

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,077.60	0.37%	$1.91
Service Class Shares	1,000.00	1,076.30	0.62%	3.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.70	0.62%	3.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund-1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	46.84%
Investment Companies	46.84%
Equity Funds	22.71%
Fixed Income Fund	9.55%
International Equity Funds	14.58%
Unaffiliated Investments	53.04%
Investment Companies	53.04%
Equity Funds	18.25%
Fixed Income Funds	14.96%
International Equity Funds	11.79%
Money Market Fund	8.04%
Total Investments	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.84%
INVESTMENT COMPANIES–46.84%
Equity Funds–22.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	6,097,215	$ 79,019,908
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,131,753	12,711,843
LVIP SSGA S&P 500 Index Fund	1,806,541	46,088,472
LVIP SSGA Small-Cap Index Fund	427,734	12,614,739
		150,434,962
Fixed Income Fund–9.55%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,335,247	63,244,765
		63,244,765
International Equity Funds–14.58%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,743,822	12,621,782
LVIP Franklin Templeton Multi-Factor International Equity Fund	7,515,528	58,177,706
LVIP SSGA International Index Fund	2,517,773	25,787,033
		96,586,521
Total Affiliated Investments (Cost $276,020,287)		310,266,248

UNAFFILIATED INVESTMENTS–53.04%
INVESTMENT COMPANIES–53.04%
Equity Funds–18.25%
Consumer Discretionary Select Sector SPDR® Fund	78,660	13,357,255
Health Care Select Sector SPDR® Fund	97,187	12,899,630
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Industrial Select Sector SPDR® Fund	123,244	$ 13,226,546
SPDR® Portfolio S&P 600 Small Cap ETF	738,720	28,691,885
SPDR® S&P 500 ETF Trust	91,204	40,428,909
SPDR® Gold Shares	69,010	12,302,413
		120,906,638
Fixed Income Funds–14.96%
SPDR® Portfolio Aggregate Bond ETF	881,302	22,358,632
SPDR® Portfolio Long Term Treasury ETF	426,168	12,742,423
SPDR® Portfolio TIPS ETF	1,985,273	51,299,454
SPDR® FTSE International Government Inflation-Protected Bond ETF	305,002	12,736,884
		99,137,393
International Equity Funds–11.79%
SPDR® Portfolio Developed World ex-US ETF	723,512	23,543,081
SPDR® Portfolio Emerging Markets ETF	729,480	25,079,522
Vanguard FTSE European ETF	477,557	29,465,267
		78,087,870
Money Market Fund–8.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	53,252,656	53,252,656
		53,252,656
Total Unaffiliated Investments (Cost $319,254,457)		351,384,557

TOTAL INVESTMENTS–99.88% (Cost $595,274,744)	661,650,805
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	774,202
NET ASSETS APPLICABLE TO 61,201,975 SHARES OUTSTANDING–100.00%	$662,425,007

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
13	British Pound	$1,031,793	$1,023,459	9/18/23	$ 8,334	$ —
13	Euro	1,779,862	1,759,126	9/18/23	20,736	—
14	Japanese Yen	1,227,188	1,276,314	9/18/23	—	(49,126)
					29,070	(49,126)
Equity Contracts:
37	E-mini MSCI Emerging Markets Index	1,846,115	1,850,651	9/15/23	—	(4,536)
24	E-mini Russell 2000 Index	2,284,440	2,281,975	9/15/23	2,465	—
34	E-mini S&P 500 Index	7,630,025	7,392,444	9/15/23	237,581	—
36	Euro STOXX 50 Index	1,739,068	1,699,598	9/15/23	39,470	—
11	FTSE 100 Index	1,053,547	1,067,462	9/15/23	—	(13,915)
5	Nikkei 225 Index (OSE)	1,149,382	1,083,213	9/7/23	66,169	—
					345,685	(18,451)
Total Futures Contracts					$374,755	$(67,577)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Unaffiliated investments, at value	$351,384,557
Affiliated investments, at value	310,266,248
Cash collateral held at broker for futures contracts	1,002,512
Dividends and interest receivable	343,835
Variation margin due from broker on futures contracts	151,590
Prepaid expenses	3,841
Receivable for fund shares sold	3,313
TOTAL ASSETS	663,155,896
LIABILITIES:
Payable for fund shares redeemed	367,245
Due to manager and affiliates	303,821
Other accrued expenses payable	59,823
TOTAL LIABILITIES	730,889
TOTAL NET ASSETS	$662,425,007
Unaffiliated investments, at cost	$319,254,457
Affiliated investments, at cost	276,020,287
Standard Class:
Net Assets	$ 46,725,776
Shares Outstanding	4,312,663
Net Asset Value Per Share	$ 10.835
Service Class:
Net Assets	$615,699,231
Shares Outstanding	56,889,312
Net Asset Value Per Share	$ 10.823
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$681,582,017
Distributable earnings/(accumulated loss)	(19,157,010)
TOTAL NET ASSETS	$662,425,007
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,805,834
EXPENSES:
Management fees	1,310,901
Distribution fees-Service Class	763,328
Shareholder servicing fees	95,040
Accounting and administration expenses	61,257
Professional fees	26,094
Trustees’ fees and expenses	11,592
Reports and statements to shareholders	8,099
Custodian fees	5,212
Consulting fees	1,860
Pricing fees	448
Other	12,881
2,296,712
Less:
Management fees waived	(327,725)
Total operating expenses	1,968,987
NET INVESTMENT INCOME	2,836,847
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(788,882)
Sale of unaffiliated investments	4,244,173
Foreign currencies	5,691
Futures contracts	560,333
Net realized gain	4,021,315
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	23,686,485
Unaffiliated investments	17,641,403
Foreign currencies	1,787
Futures contracts	371,653
Net change in unrealized appreciation (depreciation)	41,701,328
NET REALIZED AND UNREALIZED GAIN	45,722,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,559,490
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,836,847	$ 20,252,601
Net realized gain (loss)	4,021,315	(28,443,248)
Net change in unrealized appreciation (depreciation)	41,701,328	(111,520,155)
Net increase (decrease) in net assets resulting from operations	48,559,490	(119,710,802)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,631,228)
Service Class	—	(35,437,654)
Return of capital:
Standard Class	—	(11,115)
Service Class	—	(158,643)
	—	(38,238,640)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,975,446	5,031,845
Service Class	7,302,672	16,834,497
Reinvestment of dividends and distributions:
Standard Class	—	2,642,343
Service Class	—	35,596,297
	10,278,118	60,104,982
Cost of shares redeemed:
Standard Class	(3,338,975)	(8,680,133)
Service Class	(47,346,147)	(89,556,661)
	(50,685,122)	(98,236,794)
Decrease in net assets derived from capital share transactions	(40,407,004)	(38,131,812)
NET INCREASE (DECREASE) IN NET ASSETS	8,152,486	(196,081,254)
NET ASSETS:
Beginning of period	654,272,521	850,353,775
End of period	$662,425,007	$ 654,272,521
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.055	$ 12.490	$ 12.446	$ 12.268	$ 11.026	$ 12.394
Income (loss) from investment operations:
Net investment income[3]	0.057	0.338	0.375	0.198	0.274	0.251
Net realized and unrealized gain (loss)	0.723	(2.137)	1.185	0.615	1.455	(1.265)
Total from investment operations	0.780	(1.799)	1.560	0.813	1.729	(1.014)
Less dividends and distributions from:
Net investment income	—	(0.427)	(0.678)	(0.220)	(0.310)	(0.354)
Net realized gain	—	(0.206)	(0.838)	(0.415)	(0.177)	—
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(0.636)	(1.516)	(0.635)	(0.487)	(0.354)
Net asset value, end of period	$ 10.835	$ 10.055	$ 12.490	$ 12.446	$ 12.268	$ 11.026
Total return[4]	7.76%	(14.33%)	12.58%	7.02%	15.75%	(8.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 46,726	$ 43,718	$ 55,090	$48,644	$ 48,147	$ 44,683
Ratio of expenses to average net assets[5]	0.37%	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.47%	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	1.10% [6]	3.05%	2.81%	1.71%	2.30%	2.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00% [6]	2.95%	2.71%	1.61%	2.20%	1.95%
Portfolio turnover	46%	112%	91%	81%	65%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.056	$ 12.489	$ 12.446	$ 12.270	$ 11.028	$ 12.392
Income (loss) from investment operations:
Net investment income[3]	0.044	0.310	0.341	0.169	0.244	0.220
Net realized and unrealized gain (loss)	0.723	(2.136)	1.184	0.612	1.454	(1.262)
Total from investment operations	0.767	(1.826)	1.525	0.781	1.698	(1.042)
Less dividends and distributions from:
Net investment income	—	(0.398)	(0.644)	(0.190)	(0.279)	(0.322)
Net realized gain	—	(0.206)	(0.838)	(0.415)	(0.177)	—
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(0.607)	(1.482)	(0.605)	(0.456)	(0.322)
Net asset value, end of period	$ 10.823	$ 10.056	$ 12.489	$ 12.446	$ 12.270	$ 11.028
Total return[4]	7.63%	(14.54%)	12.29%	6.75%	15.47%	(8.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$615,699	$ 610,555	$795,264	$794,835	$837,080	$809,893
Ratio of expenses to average net assets[5]	0.62%	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.72%	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	0.85% [6]	2.80%	2.56%	1.46%	2.05%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75% [6]	2.70%	2.46%	1.36%	1.95%	1.70%
Portfolio turnover	46%	112%	91%	81%	65%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI (formerly, LIAC) is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$27,108
Legal	4,349
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,300 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$162,325
Distribution fees payable to LFD	125,805
Shareholder servicing fees payable to Lincoln Life	15,691
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.84%@
Equity Funds-22.71%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$ 76,755,546	$ 2,410,000	$ 6,670,000	$ 51,686	$ 6,472,676	$—	$ 79,019,908	6,097,215	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,575,264	1,390,000	1,989,999	(78,509)	815,087	—	12,711,843	1,131,753	—	—
✧✧LVIP SSGA S&P 500 Index Fund	3,170,360	40,640,000	1,880,000	54,513	4,103,599	—	46,088,472	1,806,541	—	—
✧✧LVIP SSGA Small-Cap Index Fund	12,625,440	920,000	1,990,001	96,324	962,976	—	12,614,739	427,734	—	—
Fixed Income Fund-9.55%@
✧✧LVIP SSGA Bond Index Fund	63,110,001	2,470,000	3,700,001	(400,659)	1,765,424	—	63,244,765	6,335,247	—	—
International Equity Funds-14.58%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	13,157,139	680,000	1,891,491	(478,791)	1,154,925	—	12,621,782	1,743,822	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	58,973,679	1,500,000	7,800,000	(191,056)	5,695,083	—	58,177,706	7,515,528	—	—
✧✧LVIP SSGA International Index Fund	25,782,707	410,000	3,279,999	157,610	2,716,715	—	25,787,033	2,517,773	—	—
Total	$266,150,136	$50,420,000	$29,201,491	$(788,882)	$23,686,485	$—	$310,266,248		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$283,747,814
Sales	336,517,571
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$595,274,744
Aggregate unrealized appreciation of investments and derivatives	$ 76,587,320
Aggregate unrealized depreciation of investments and derivatives	(9,904,081)
Net unrealized appreciation of investments and derivatives	$ 66,683,239
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$310,266,248	$—	$—	$310,266,248
Unaffiliated Investment Companies	351,384,557	—	—	351,384,557
Total Investments	$661,650,805	$—	$—	$661,650,805
Derivatives:
Assets:
Futures Contracts	$ 374,755	$—	$—	$ 374,755
Liabilities:
Futures Contracts	$ (67,577)	$—	$—	$ (67,577)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	285,877	451,892
Service Class	692,487	1,528,454
Shares reinvested:
Standard Class	—	263,523
Service Class	—	3,551,244
	978,364	5,795,113
Shares redeemed:
Standard Class	(321,122)	(778,404)
Service Class	(4,516,305)	(8,045,571)
	(4,837,427)	(8,823,975)
Net decrease	(3,859,063)	(3,028,862)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$345,685	Variation margin due from broker on futures contracts	$(18,451)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	29,070	Variation margin due from broker on futures contracts	(49,126)
Total		$374,755		$(67,577)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$659,541	$402,051
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(99,208)	(30,398)
Total		$560,333	$371,653
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,365,758	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-14

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-15

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-16

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA International Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,115.90	0.39%	$2.05
Service Class Shares	1,000.00	1,114.60	0.64%	3.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.39%	$1.96
Service Class Shares	1,000.00	1,021.60	0.64%	3.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund-1

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Security Type/Country	Percentage of Net Assets
Common Stock	98.61%
Australia	7.24%
Austria	0.18%
Belgium	0.79%
Chile	0.05%
China	0.02%
Denmark	2.87%
Faeroe Islands	0.17%
Finland	1.11%
France	11.85%
Germany	7.82%
Hong Kong	2.48%
Ireland	0.90%
Isle Of Man	0.06%
Israel	0.61%
Italy	2.27%
Japan	22.27%
Jordan	0.02%
Luxembourg	0.05%
Netherlands	4.74%
New Zealand	0.29%
Norway	0.62%
Portugal	0.22%
Singapore	1.27%
Spain	2.52%
Sweden	3.11%
Switzerland	10.77%
Thailand	0.13%
United Kingdom	14.02%
United States	0.16%
Convertible Preferred Stock	0.09%
Preferred Stocks	0.42%
Money Market Fund	0.05%
Total Investments	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.63%
Air Freight & Logistics	0.66%
Automobile Components	0.65%
Automobiles	3.42%
Banks	9.25%
Sector	Percentage of Net Assets
Beverages	2.06%
Biotechnology	0.91%
Broadline Retail	0.74%
Building Products	1.09%
Capital Markets	2.55%
Chemicals	3.07%
Commercial Services & Supplies	0.40%
Communications Equipment	0.25%
Construction & Engineering	0.82%
Construction Materials	0.65%
Consumer Finance	0.00%
Consumer Staples Distribution & Retail	1.32%
Containers & Packaging	0.11%
Distributors	0.03%
Diversified Consumer Services	0.07%
Diversified REITs	0.23%
Diversified Telecommunication Services	1.75%
Electric Utilities	1.90%
Electrical Equipment	1.84%
Electronic Equipment, Instruments & Components	1.51%
Energy Equipment & Services	0.05%
Entertainment	0.81%
Financial Services	1.26%
Food Products	3.20%
Gas Utilities	0.31%
Ground Transportation	0.63%
Health Care Equipment & Supplies	2.10%
Health Care Providers & Services	0.31%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	1.90%
Household Durables	1.18%
Household Products	0.65%
Independent Power and Renewable Electricity Producers	0.25%
Industrial Conglomerates	1.62%
Industrial REITs	0.37%
Insurance	5.02%
Interactive Media & Services	0.19%
IT Services	0.73%
Leisure Products	0.19%
Life Sciences Tools & Services	0.51%
Machinery	3.06%
Marine Transportation	0.35%
Media	0.39%
Metals & Mining	3.29%
Multi-Utilities	0.87%
Office REITs	0.16%
Oil, Gas & Consumable Fuels	4.12%
Paper & Forest Products	0.29%
LVIP SSGA International Index Fund-2

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Passenger Airlines	0.17%
Personal Care Products	2.02%
Pharmaceuticals	9.12%
Professional Services	1.57%
Real Estate Management & Development	1.17%
Retail REITs	0.34%
Semiconductors & Semiconductor Equipment	3.52%
Software	1.63%
Specialty Retail	0.86%
Technology Hardware, Storage & Peripherals	0.44%
Textiles, Apparel & Luxury Goods	3.43%
Tobacco	0.73%
Trading Companies & Distributors	1.91%
Transportation Infrastructure	0.37%
Water Utilities	0.10%
Wireless Telecommunication Services	0.96%
Total	99.12%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle SA	2.10%
ASML Holding NV	1.86%
Novo Nordisk AS Class B	1.70%
LVMH Moet Hennessy Louis Vuitton SE	1.65%
Roche Holding AG	1.43%
AstraZeneca PLC	1.41%
Novartis AG	1.31%
Shell PLC	1.30%
Toyota Motor Corp.	1.08%
HSBC Holdings PLC	1.00%
Total	14.84%

HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
REIT–Real Estate Investment Trust

LVIP SSGA International Index Fund-3

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.61%
Australia–7.24%
Ampol Ltd.	36,977	$ 738,669
ANZ Group Holdings Ltd.	429,693	6,801,947
APA Group	183,107	1,184,695
Aristocrat Leisure Ltd.	86,285	2,232,435
ASX Ltd.	28,123	1,183,500
Aurizon Holdings Ltd.	239,840	627,471
BHP Group Ltd.	734,530	22,081,408
BlueScope Steel Ltd.	67,938	935,018
Brambles Ltd.	192,367	1,849,719
Cochlear Ltd.	9,826	1,505,423
Coles Group Ltd.	197,547	2,425,658
Commonwealth Bank of Australia	245,342	16,424,854
Computershare Ltd.	83,685	1,305,989
CSL Ltd.	69,757	12,917,518
Dexus	163,522	851,593
Endeavour Group Ltd.	226,771	954,407
Fortescue Metals Group Ltd.	240,318	3,566,010
Goodman Group	239,278	3,216,577
GPT Group	276,819	765,982
IDP Education Ltd.	30,325	449,077
IGO Ltd.	109,449	1,117,121
Insurance Australia Group Ltd.	374,869	1,425,583
†James Hardie Industries PLC	68,981	1,840,134
Lendlease Corp. Ltd.	100,119	519,462
Lottery Corp. Ltd.	341,175	1,169,637
Macquarie Group Ltd.	52,694	6,269,947
Medibank Pvt Ltd.	400,069	939,752
Mineral Resources Ltd.	26,452	1,266,859
Mirvac Group	572,334	864,281
National Australia Bank Ltd.	454,165	7,987,792
Newcrest Mining Ltd.	125,367	2,236,348
Northern Star Resources Ltd.	167,569	1,365,163
Orica Ltd.	64,283	636,835
Origin Energy Ltd.	250,261	1,406,605
Pilbara Minerals Ltd.	407,422	1,339,059
†Qantas Airways Ltd.	154,254	639,246
QBE Insurance Group Ltd.	217,717	2,273,148
Ramsay Health Care Ltd.	28,425	1,067,933
REA Group Ltd.	8,586	824,799
Reece Ltd.	31,830	396,520
Rio Tinto Ltd.	52,890	4,050,300
Santos Ltd.	471,652	2,359,905
Scentre Group	807,087	1,427,343
SEEK Ltd.	48,953	715,134
Sonic Healthcare Ltd.	66,342	1,577,723
South32 Ltd.	666,356	1,683,820
Stockland	347,397	933,902
Suncorp Group Ltd.	183,630	1,649,955
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Telstra Corp. Ltd.	557,334	$ 1,598,824
Transurban Group	438,495	4,175,071
Treasury Wine Estates Ltd.	110,429	828,124
Vicinity Ltd.	520,528	641,040
Washington H Soul Pattinson & Co. Ltd.	31,462	667,908
Wesfarmers Ltd.	162,547	5,359,063
Westpac Banking Corp.	503,549	7,169,841
WiseTech Global Ltd.	22,498	1,206,753
Woodside Energy Group Ltd.	272,471	6,302,684
Woolworths Group Ltd.	173,663	4,601,416
		164,552,980
Austria–0.18%
Erste Group Bank AG	49,949	1,752,104
OMV AG	21,394	908,436
Verbund AG	10,993	881,921
voestalpine AG	16,857	605,778
		4,148,239
Belgium–0.79%
Ageas SA	24,684	1,000,671
Anheuser-Busch InBev SA	125,112	7,091,027
D'ieteren Group	3,136	555,025
Elia Group SA	4,314	548,111
Groupe Bruxelles Lambert NV	15,566	1,227,124
KBC Group NV	35,135	2,452,451
Sofina SA	1,899	393,700
Solvay SA	10,974	1,227,113
UCB SA	19,640	1,741,252
Umicore SA	33,743	943,428
Warehouses De Pauw CVA	26,342	723,421
		17,903,323
Chile–0.05%
Antofagasta PLC	55,693	1,035,691
		1,035,691
China–0.02%
†Futu Holdings Ltd. ADR	8,800	349,712
		349,712
Denmark–2.87%
AP Moller - Maersk AS Class A	522	910,212
AP Moller - Maersk AS Class B	783	1,376,707
Carlsberg AS Class B	13,612	2,179,705
Chr Hansen Holding AS	15,645	1,087,617
Coloplast AS Class B	16,637	2,081,890
†Danske Bank AS	95,946	2,336,899
†Demant AS	16,353	692,173
LVIP SSGA International Index Fund-4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
DSV AS	26,762	$ 5,621,129
†Genmab AS	9,359	3,546,665
Novo Nordisk AS Class B	238,723	38,563,241
Novozymes AS Class B	31,945	1,490,524
Orsted AS	26,493	2,511,597
Pandora AS	13,904	1,242,762
ROCKWOOL AS Class B	1,524	394,117
Tryg AS	55,636	1,204,853
		65,240,091
Faeroe Islands–0.17%
†Vestas Wind Systems AS	143,927	3,826,634
		3,826,634
Finland–1.11%
Elisa Oyj	19,955	1,065,284
Fortum Oyj	65,803	880,608
Kesko Oyj Class B	43,495	819,108
Kone Oyj Class B	47,730	2,493,633
Metso Oyj	101,881	1,229,371
Neste Oyj	59,768	2,301,261
Nokia Oyj	804,322	3,369,993
Nordea Bank Abp	473,243	5,154,886
Orion Oyj Class B	15,299	634,924
Sampo Oyj Class A	67,994	3,053,776
Stora Enso Oyj Class R	85,154	987,953
UPM-Kymmene Oyj	79,595	2,371,678
Wartsila OYJ Abp	70,882	799,264
		25,161,739
France–11.85%
Accor SA	26,364	981,042
Aeroports de Paris	4,365	627,216
Air Liquide SA	75,680	13,572,080
Airbus SE	85,413	12,349,163
Alstom SA	49,055	1,464,329
Amundi SA	9,532	563,138
Arkema SA	7,480	705,337
AXA SA	270,986	8,007,995
BioMerieux	6,841	718,288
BNP Paribas SA	160,297	10,115,696
Bollore SE	133,119	830,166
Bouygues SA	30,110	1,011,498
Bureau Veritas SA	43,586	1,195,784
Capgemini SE	23,360	4,423,043
Carrefour SA	82,018	1,554,300
Cie de Saint-Gobain	69,660	4,241,344
Cie Generale des Etablissements Michelin SCA	95,849	2,835,340
Covivio SA	8,590	405,791
Credit Agricole SA	165,663	1,967,060
Danone SA	92,095	5,643,899
Dassault Aviation SA	3,721	745,506
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Dassault Systemes SE	96,277	$ 4,266,125
Edenred	34,156	2,287,918
Eiffage SA	10,998	1,148,285
Engie SA	256,162	4,265,846
EssilorLuxottica SA	42,690	8,050,062
Eurazeo SE	6,255	440,388
Gecina SA	6,125	653,406
Getlink SE	51,553	877,321
Hermes International	4,567	9,927,374
Ipsen SA	4,457	536,517
Kering SA	10,753	5,937,798
Klepierre SA	30,880	767,188
La Francaise des Jeux SAEM	16,783	660,557
Legrand SA	37,802	3,750,104
L'Oreal SA	34,522	16,103,693
LVMH Moet Hennessy Louis Vuitton SE	39,714	37,446,816
Orange SA	283,292	3,310,677
Pernod Ricard SA	29,647	6,551,236
Publicis Groupe SA	31,515	2,529,275
Remy Cointreau SA	3,612	579,801
Renault SA	29,427	1,241,630
Safran SA	49,159	7,703,692
Sanofi	163,144	17,563,391
Sartorius Stedim Biotech	3,741	934,329
Schneider Electric SE	78,411	14,245,446
SEB SA	2,650	274,049
Societe Generale SA	104,893	2,727,874
Sodexo SA	11,685	1,286,721
Teleperformance	8,006	1,343,040
Thales SA	14,950	2,239,941
TotalEnergies SE	341,154	19,583,817
†Unibail-Rodamco-Westfield	156,636	858,140
Valeo SA	30,751	660,817
Veolia Environnement SA	94,032	2,976,625
Vinci SA	77,587	9,015,254
Vivendi SE	105,955	972,717
Wendel SE	3,842	394,596
†Worldline SA	35,854	1,312,974
		269,383,455
Germany–7.82%
adidas AG	23,084	4,481,252
Allianz SE	58,337	13,588,075
BASF SE	132,023	6,414,104
Bayer AG	141,672	7,842,259
Bayerische Motoren Werke AG	47,371	5,826,967
Bechtle AG	9,808	389,501
Beiersdorf AG	14,802	1,960,133
Brenntag SE	20,831	1,625,194
Carl Zeiss Meditec AG	6,394	691,476
Commerzbank AG	143,547	1,591,341

LVIP SSGA International Index Fund-5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Continental AG	14,751	$ 1,114,444
†Covestro AG	28,597	1,487,979
Daimler Truck Holding AG	71,204	2,566,344
†Delivery Hero SE	25,006	1,103,266
Deutsche Bank AG	292,219	3,072,030
Deutsche Boerse AG	27,211	5,023,543
†Deutsche Lufthansa AG	80,787	828,353
Deutsche Post AG	142,344	6,955,248
Deutsche Telekom AG	468,241	10,216,318
E.ON SE	314,509	4,017,666
Evonik Industries AG	32,539	620,023
Fresenius Medical Care AG & Co. KGaA	28,813	1,377,005
Fresenius SE & Co. KGaA	56,784	1,575,005
GEA Group AG	21,086	882,788
Hannover Rueck SE	8,128	1,725,562
Heidelberg Materials AG	19,366	1,592,633
†HelloFresh SE	21,600	534,226
Henkel AG & Co. KGaA	13,459	947,435
Infineon Technologies AG	187,799	7,733,981
Knorr-Bremse AG	11,455	875,661
†LEG Immobilien SE	8,768	505,903
Mercedes-Benz Group AG	123,421	9,934,317
Merck KGaA	18,350	3,037,473
MTU Aero Engines AG	7,268	1,885,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,148	7,563,813
Nemetschek SE	8,714	650,559
Puma SE	14,825	893,357
Rational AG	623	451,115
Rheinmetall AG	6,493	1,778,772
RWE AG	91,501	3,987,274
SAP SE	150,583	20,570,757
Scout24 SE	10,376	657,483
Siemens AG	109,372	18,232,408
Siemens Healthineers AG	39,545	2,241,226
Symrise AG	18,534	1,943,336
Talanx AG	9,134	524,388
Telefonica Deutschland Holding AG	120,269	338,498
Volkswagen AG	4,494	751,167
Vonovia SE	99,648	1,946,090
Wacker Chemie AG	2,632	361,569
†Zalando SE	33,152	956,076
		177,870,487
Hong Kong–2.48%
AIA Group Ltd.	1,679,400	17,056,820
BOC Hong Kong Holdings Ltd.	510,500	1,563,828
Budweiser Brewing Co. APAC Ltd.	260,900	675,120
CK Asset Holdings Ltd.	274,300	1,524,218
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	397,660	$ 2,427,055
CK Infrastructure Holdings Ltd.	76,500	405,762
CLP Holdings Ltd.	238,500	1,857,580
ESR Group Ltd.	318,200	548,020
†Galaxy Entertainment Group Ltd.	305,000	1,943,068
Hang Lung Properties Ltd.	314,000	485,904
Hang Seng Bank Ltd.	119,500	1,703,547
Henderson Land Development Co. Ltd.	236,149	703,255
HKT Trust & HKT Ltd.	581,592	677,189
Hong Kong & China Gas Co. Ltd.	1,738,358	1,505,400
Hong Kong Exchanges & Clearing Ltd.	173,308	6,566,468
Hongkong Land Holdings Ltd.	179,600	702,281
Jardine Matheson Holdings Ltd.	22,400	1,135,908
Link REIT	367,366	2,045,172
MTR Corp. Ltd.	238,296	1,097,013
New World Development Co. Ltd.	212,869	526,116
Power Assets Holdings Ltd.	213,000	1,118,138
†Sands China Ltd.	360,668	1,235,184
Sino Land Co. Ltd.	549,657	676,687
SITC International Holdings Co. Ltd.	235,000	430,325
Sun Hung Kai Properties Ltd.	204,505	2,583,840
Swire Pacific Ltd. Class A	68,500	526,263
Swire Properties Ltd.	160,961	396,586
Techtronic Industries Co. Ltd.	192,000	2,099,636
WH Group Ltd.	1,359,340	723,949
Wharf Real Estate Investment Co. Ltd.	228,000	1,143,957
Xinyi Glass Holdings Ltd.	247,000	386,140
		56,470,429
Ireland–0.90%
†AerCap Holdings NV	23,900	1,518,128
AIB Group PLC	171,731	722,747
Bank of Ireland Group PLC	147,090	1,404,332
CRH PLC	106,867	5,895,568
DCC PLC	14,132	790,566
†Flutter Entertainment PLC	24,931	5,017,632
Kerry Group PLC Class A	22,313	2,177,817
Kingspan Group PLC	23,992	1,596,999
Smurfit Kappa Group PLC	38,367	1,280,502
		20,404,291

LVIP SSGA International Index Fund-6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Isle Of Man–0.06%
Entain PLC	78,245	$ 1,265,204
		1,265,204
Israel–0.61%
Azrieli Group Ltd.	7,408	418,520
Bank Hapoalim BM	173,582	1,431,460
Bank Leumi Le-Israel BM	234,449	1,756,866
†Check Point Software Technologies Ltd.	13,964	1,754,158
†CyberArk Software Ltd.	6,400	1,000,512
Elbit Systems Ltd.	4,111	860,485
ICL Group Ltd.	95,041	521,660
Isracard Ltd.	1	2
Israel Discount Bank Ltd. Class A	186,199	930,218
Mizrahi Tefahot Bank Ltd.	24,502	819,340
†Nice Ltd.	8,854	1,822,305
†Teva Pharmaceutical Industries Ltd.	139,930	1,059,664
†Teva Pharmaceutical Industries Ltd. ADR	19,969	150,367
†Tower Semiconductor Ltd.	15,876	586,446
†Wix.com Ltd.	9,300	727,632
		13,839,635
Italy–2.27%
Amplifon SpA	17,201	630,929
Assicurazioni Generali SpA	146,157	2,972,244
CNH Industrial NV	142,497	2,055,179
Davide Campari-Milano NV	79,179	1,097,359
DiaSorin SpA	4,246	442,301
Enel SpA	1,170,072	7,889,121
Eni SpA	334,768	4,819,449
Ferrari NV	18,022	5,892,254
FinecoBank Banca Fineco SpA	94,627	1,273,738
Infrastrutture Wireless Italiane SpA	52,629	694,716
Intesa Sanpaolo SpA	2,315,034	6,069,442
Mediobanca Banca di Credito Finanziario SpA	77,756	930,933
Moncler SpA	28,587	1,977,870
†Nexi SpA	83,097	651,960
Poste Italiane SpA	82,911	898,169
Prysmian SpA	36,613	1,531,291
Recordati Industria Chimica e Farmaceutica SpA	16,947	809,605
Snam SpA	277,650	1,451,096
†Telecom Italia SpA	1,751,080	493,682
Tenaris SA	70,212	1,050,305
Terna - Rete Elettrica Nazionale	194,560	1,659,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
UniCredit SpA	275,188	$ 6,399,103
		51,690,180
Japan–22.27%
Advantest Corp.	26,600	3,582,594
Aeon Co. Ltd.	89,300	1,828,551
AGC, Inc.	28,400	1,021,716
Aisin Corp.	24,700	762,759
Ajinomoto Co., Inc.	63,900	2,545,575
†ANA Holdings, Inc.	24,500	583,597
Asahi Group Holdings Ltd.	69,500	2,696,588
Asahi Intecc Co. Ltd.	33,700	663,484
Asahi Kasei Corp.	194,400	1,316,297
Astellas Pharma, Inc.	256,600	3,821,409
Azbil Corp.	16,900	534,884
Bandai Namco Holdings, Inc.	83,200	1,926,688
BayCurrent Consulting, Inc.	20,300	763,319
Bridgestone Corp.	80,800	3,319,400
Brother Industries Ltd.	36,000	526,916
Canon, Inc.	141,600	3,722,186
Capcom Co. Ltd.	26,700	1,058,399
Central Japan Railway Co.	20,300	2,543,413
Chiba Bank Ltd.	80,000	485,131
Chubu Electric Power Co., Inc.	94,400	1,151,632
Chugai Pharmaceutical Co. Ltd.	99,700	2,839,358
Concordia Financial Group Ltd.	161,400	631,052
CyberAgent, Inc.	69,600	508,792
Dai Nippon Printing Co. Ltd.	29,700	843,647
Daifuku Co. Ltd.	46,200	951,525
Dai-ichi Life Holdings, Inc.	137,800	2,620,941
Daiichi Sankyo Co. Ltd.	266,700	8,474,195
Daikin Industries Ltd.	38,000	7,786,401
Daito Trust Construction Co. Ltd.	9,500	962,403
Daiwa House Industry Co. Ltd.	83,500	2,206,233
Daiwa House REIT Investment Corp.	315	603,964
Daiwa Securities Group, Inc.	202,900	1,045,545
Denso Corp.	61,500	4,148,304
Dentsu Group, Inc.	31,800	1,045,811
Disco Corp.	12,900	2,045,243
East Japan Railway Co.	41,900	2,323,500
Eisai Co. Ltd.	34,300	2,324,650
ENEOS Holdings, Inc.	409,460	1,407,404
FANUC Corp.	137,000	4,809,473
Fast Retailing Co. Ltd.	25,100	6,437,518

LVIP SSGA International Index Fund-7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Electric Co. Ltd.	19,300	$ 849,683
FUJIFILM Holdings Corp.	53,800	3,205,573
Fujitsu Ltd.	25,400	3,288,862
GLP J-Reit	556	548,408
GMO Payment Gateway, Inc.	5,200	407,885
Hakuhodo DY Holdings, Inc.	33,300	351,511
Hamamatsu Photonics KK	21,500	1,055,508
Hankyu Hanshin Holdings, Inc.	35,100	1,160,550
Hikari Tsushin, Inc.	3,200	459,302
Hirose Electric Co. Ltd.	3,687	490,866
Hitachi Construction Machinery Co. Ltd.	15,100	424,574
Hitachi Ltd.	135,300	8,412,481
Honda Motor Co. Ltd.	222,000	6,725,237
Hoshizaki Corp.	17,000	610,345
Hoya Corp.	51,100	6,114,941
Hulic Co. Ltd.	64,600	553,520
Ibiden Co. Ltd.	14,500	825,013
Idemitsu Kosan Co. Ltd.	31,383	629,701
Iida Group Holdings Co. Ltd.	20,700	349,806
Inpex Corp.	151,600	1,665,547
Isuzu Motors Ltd.	86,300	1,046,926
ITOCHU Corp.	170,200	6,760,607
Itochu Techno-Solutions Corp.	12,200	309,147
Japan Airlines Co. Ltd.	24,500	531,245
Japan Exchange Group, Inc.	70,300	1,230,144
Japan Metropolitan Fund Invest	946	632,953
Japan Post Bank Co. Ltd.	198,600	1,548,730
Japan Post Holdings Co. Ltd.	335,100	2,408,446
Japan Post Insurance Co. Ltd.	33,100	497,457
Japan Real Estate Investment Corp.	196	745,893
Japan Tobacco, Inc.	170,400	3,732,779
JFE Holdings, Inc.	61,500	879,238
JSR Corp.	22,200	637,943
Kajima Corp.	55,600	839,483
Kansai Electric Power Co., Inc.	103,100	1,293,535
Kao Corp.	68,400	2,482,229
Kawasaki Kisen Kaisha Ltd.	19,900	487,948
KDDI Corp.	215,800	6,664,576
Keio Corp.	11,800	371,187
Keisei Electric Railway Co. Ltd.	20,800	862,145
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keyence Corp.	28,076	$ 13,340,492
Kikkoman Corp.	22,500	1,284,944
Kintetsu Group Holdings Co. Ltd.	26,100	903,901
Kirin Holdings Co. Ltd.	114,100	1,666,166
Kobayashi Pharmaceutical Co. Ltd.	8,100	440,427
Kobe Bussan Co. Ltd.	24,000	622,923
Koei Tecmo Holdings Co. Ltd.	22,360	387,306
Koito Manufacturing Co. Ltd.	35,000	635,150
Komatsu Ltd.	130,800	3,537,880
Konami Group Corp.	13,100	686,977
Kose Corp.	5,400	519,099
Kubota Corp.	147,300	2,156,306
Kurita Water Industries Ltd.	14,700	564,368
Kyocera Corp.	44,500	2,419,112
Kyowa Kirin Co. Ltd.	40,200	745,117
Lasertec Corp.	10,300	1,556,500
Lixil Corp.	37,600	478,577
M3, Inc.	59,600	1,299,554
Makita Corp.	33,700	952,573
Marubeni Corp.	218,400	3,722,409
MatsukiyoCocokara & Co.	17,600	988,612
Mazda Motor Corp.	91,400	883,306
McDonald's Holdings Co. Japan Ltd.	14,200	552,077
MEIJI Holdings Co. Ltd.	33,736	753,354
MINEBEA MITSUMI, Inc.	49,200	933,159
MISUMI Group, Inc.	37,600	757,003
Mitsubishi Chemical Group Corp.	188,400	1,133,156
Mitsubishi Corp.	179,900	8,697,608
Mitsubishi Electric Corp.	271,200	3,833,911
Mitsubishi Estate Co. Ltd.	162,800	1,934,115
Mitsubishi HC Capital, Inc.	116,000	688,739
Mitsubishi Heavy Industries Ltd.	48,700	2,274,546
Mitsubishi UFJ Financial Group, Inc.	1,646,700	12,137,947
Mitsui & Co. Ltd.	189,300	7,164,593
Mitsui Chemicals, Inc.	30,300	893,115
Mitsui Fudosan Co. Ltd.	135,400	2,698,711
Mitsui OSK Lines Ltd.	51,400	1,236,639
Mizuho Financial Group, Inc.	345,082	5,274,740
MonotaRO Co. Ltd.	43,600	556,790
MS&AD Insurance Group Holdings, Inc.	59,554	2,108,943
Murata Manufacturing Co. Ltd.	82,100	4,715,900
NEC Corp.	38,000	1,843,475

LVIP SSGA International Index Fund-8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nexon Co. Ltd.	56,300	$ 1,079,646
NGK Insulators Ltd.	38,100	455,201
Nidec Corp.	63,300	3,488,172
Nintendo Co. Ltd.	149,800	6,829,128
Nippon Building Fund, Inc.	234	920,130
NIPPON EXPRESS HOLDINGS, Inc.	12,000	676,898
Nippon Paint Holdings Co. Ltd.	136,700	1,131,329
Nippon Prologis REIT, Inc.	349	701,420
Nippon Sanso Holdings Corp.	27,700	601,807
Nippon Shinyaku Co. Ltd.	6,500	265,939
Nippon Steel Corp.	113,622	2,378,027
Nippon Telegraph & Telephone Corp.	4,275,000	5,058,634
Nippon Yusen KK	66,000	1,465,771
Nissan Chemical Corp.	18,600	802,025
Nissan Motor Co. Ltd.	358,600	1,471,742
Nisshin Seifun Group, Inc.	25,365	313,533
Nissin Foods Holdings Co. Ltd.	9,400	777,239
Nitori Holdings Co. Ltd.	12,000	1,347,531
Nitto Denko Corp.	22,000	1,632,965
Nomura Holdings, Inc.	389,600	1,485,356
Nomura Real Estate Holdings, Inc.	20,700	492,134
Nomura Real Estate Master Fund, Inc.	518	597,452
Nomura Research Institute Ltd.	51,807	1,431,295
NTT Data Corp.	97,900	1,372,646
Obayashi Corp.	93,200	806,025
Obic Co. Ltd.	10,500	1,685,337
Odakyu Electric Railway Co. Ltd.	36,400	487,748
Oji Holdings Corp.	132,300	494,678
Olympus Corp.	169,500	2,682,396
Omron Corp.	24,700	1,516,624
Ono Pharmaceutical Co. Ltd.	50,900	918,410
Open House Group Co. Ltd.	8,300	299,642
Oracle Corp. Japan	5,900	438,804
Oriental Land Co. Ltd.	157,300	6,132,495
ORIX Corp.	168,600	3,074,622
Osaka Gas Co. Ltd.	47,000	720,407
Otsuka Corp.	13,300	518,057
Otsuka Holdings Co. Ltd.	54,100	1,984,478
Pan Pacific International Holdings Corp.	53,000	949,214
Panasonic Holdings Corp.	311,700	3,822,041
Persol Holdings Co. Ltd.	30,900	559,222
Rakuten Group, Inc.	122,000	425,112
Recruit Holdings Co. Ltd.	206,600	6,593,706
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Renesas Electronics Corp.	183,600	$ 3,464,956
Resona Holdings, Inc.	296,500	1,419,634
Ricoh Co. Ltd.	68,000	579,487
Rohm Co. Ltd.	13,400	1,269,303
SBI Holdings, Inc.	39,170	755,431
SCSK Corp.	21,000	330,478
Secom Co. Ltd.	29,100	1,969,444
Seiko Epson Corp.	41,400	646,344
Sekisui Chemical Co. Ltd.	44,500	642,899
Sekisui House Ltd.	89,400	1,805,843
Seven & i Holdings Co. Ltd.	107,600	4,648,551
SG Holdings Co. Ltd.	46,200	659,010
†Sharp Corp.	34,200	191,776
Shimadzu Corp.	31,600	976,712
Shimano, Inc.	11,200	1,874,962
Shimizu Corp.	90,100	570,457
Shin-Etsu Chemical Co. Ltd.	266,200	8,895,853
Shionogi & Co. Ltd.	36,000	1,518,459
Shiseido Co. Ltd.	56,400	2,556,597
Shizuoka Financial Group, Inc.	78,300	565,682
SMC Corp.	8,200	4,557,247
SoftBank Corp.	410,200	4,383,107
SoftBank Group Corp.	148,400	6,998,484
Sompo Holdings, Inc.	43,275	1,941,716
Sony Group Corp.	182,600	16,483,332
Square Enix Holdings Co. Ltd.	14,400	670,001
Subaru Corp.	81,300	1,531,185
SUMCO Corp.	42,500	602,955
Sumitomo Chemical Co. Ltd.	243,300	739,488
Sumitomo Corp.	158,800	3,368,937
Sumitomo Electric Industries Ltd.	110,300	1,351,416
Sumitomo Metal Mining Co. Ltd.	38,200	1,233,179
Sumitomo Mitsui Financial Group, Inc.	187,900	8,053,285
Sumitomo Mitsui Trust Holdings, Inc.	45,646	1,619,318
Sumitomo Realty & Development Co. Ltd.	47,800	1,184,530
Suntory Beverage & Food Ltd.	20,800	754,036
Suzuki Motor Corp.	51,100	1,853,028
Sysmex Corp.	22,400	1,534,332
T&D Holdings, Inc.	80,700	1,183,533
Taisei Corp.	27,300	953,817
Takeda Pharmaceutical Co. Ltd.	228,175	7,169,840
TDK Corp.	54,000	2,106,261
Terumo Corp.	97,000	3,089,416

LVIP SSGA International Index Fund-9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TIS, Inc.	33,800	$ 846,870
Tobu Railway Co. Ltd.	22,900	614,021
Toho Co. Ltd.	17,600	670,375
Tokio Marine Holdings, Inc.	262,700	6,056,169
†Tokyo Electric Power Co. Holdings, Inc.	222,100	814,623
Tokyo Electron Ltd.	64,500	9,289,834
Tokyo Gas Co. Ltd.	50,900	1,110,517
Tokyu Corp.	73,700	888,886
TOPPAN, Inc.	39,300	849,338
Toray Industries, Inc.	206,100	1,149,092
Toshiba Corp.	59,300	1,860,795
Tosoh Corp.	41,800	494,416
TOTO Ltd.	17,000	514,019
Toyota Industries Corp.	22,600	1,619,158
Toyota Motor Corp.	1,529,300	24,579,039
Toyota Tsusho Corp.	31,600	1,579,244
Trend Micro, Inc.	17,600	851,954
Unicharm Corp.	56,500	2,100,945
USS Co. Ltd.	32,100	531,438
Welcia Holdings Co. Ltd.	11,900	247,867
West Japan Railway Co.	32,900	1,368,378
Yakult Honsha Co. Ltd.	19,600	1,239,622
Yamaha Corp.	18,700	720,339
Yamaha Motor Co. Ltd.	46,500	1,336,791
Yamato Holdings Co. Ltd.	43,900	795,723
Yaskawa Electric Corp.	36,900	1,701,204
Yokogawa Electric Corp.	34,900	646,038
Z Holdings Corp.	393,600	948,611
ZOZO, Inc.	18,100	375,478
		506,332,784
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	537,053
		537,053
Luxembourg–0.05%
Eurofins Scientific SE	17,711	1,125,496
		1,125,496
Netherlands–4.74%
ABN AMRO Bank NV GDR	51,049	793,467
†Adyen NV	3,049	5,279,856
Aegon NV	232,746	1,181,508
Akzo Nobel NV	25,313	2,069,418
†Argenx SE	7,821	3,050,156
ASM International NV	6,595	2,800,264
ASML Holding NV	58,135	42,166,987
Euronext NV	12,539	852,839
EXOR NV	14,234	1,270,734
Ferrovial SE	73,431	2,321,306
Heineken Holding NV	15,391	1,339,356
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken NV	38,619	$ 3,971,445
IMCD NV	7,491	1,078,037
ING Groep NV	527,440	7,110,732
JDE Peet's NV	18,125	539,148
†Just Eat Takeaway.com NV	30,134	461,911
Koninklijke Ahold Delhaize NV	140,699	4,796,853
Koninklijke KPN NV	443,643	1,583,794
†Koninklijke Philips NV	130,198	2,821,084
NN Group NV	39,195	1,450,907
†OCI NV	11,192	268,821
†Prosus NV	113,849	8,337,631
†QIAGEN NV	31,208	1,402,799
Randstad NV	15,180	800,589
Stellantis NV	147,692	2,596,543
Universal Music Group NV	118,151	2,624,699
Wolters Kluwer NV	36,805	4,673,259
		107,644,143
New Zealand–0.29%
†Auckland International Airport Ltd.	181,861	955,764
EBOS Group Ltd.	25,206	569,520
Fisher & Paykel Healthcare Corp. Ltd.	89,420	1,346,462
Mercury NZ Ltd.	96,861	387,147
Meridian Energy Ltd.	215,240	741,197
Spark New Zealand Ltd.	273,813	856,843
†Xero Ltd.	20,695	1,658,082
		6,515,015
Norway–0.62%
†Adevinta ASA	48,699	320,016
Aker BP ASA	49,283	1,156,248
DNB Bank ASA	130,497	2,440,386
Equinor ASA	135,609	3,948,778
Gjensidige Forsikring ASA	32,261	516,816
Kongsberg Gruppen ASA	12,879	585,404
Mowi ASA	60,866	965,701
Norsk Hydro ASA	194,005	1,156,514
Orkla ASA	100,554	723,026
Salmar ASA	10,141	408,661
Telenor ASA	101,648	1,030,663
Yara International ASA	25,524	901,811
		14,154,024
Portugal–0.22%
EDP - Energias de Portugal SA	434,335	2,122,884
EDP Renovaveis SA	37,225	743,886
Galp Energia SGPS SA	77,597	906,790
Jeronimo Martins SGPS SA	44,236	1,218,639
		4,992,199

LVIP SSGA International Index Fund-10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.27%
CapitaLand Ascendas REIT	515,065	$ 1,039,593
CapitaLand Integrated Commercial Trust	713,522	1,011,158
Capitaland Investment Ltd.	420,028	1,031,985
City Developments Ltd.	71,400	356,142
DBS Group Holdings Ltd.	260,048	6,072,841
Genting Singapore Ltd.	779,000	543,176
†Grab Holdings Ltd. Class A	269,400	924,042
Jardine Cycle & Carriage Ltd.	15,900	409,997
Keppel Corp. Ltd.	237,415	1,181,554
Mapletree Logistics Trust	470,074	565,380
Mapletree Pan Asia Commercial Trust	425,700	512,128
Oversea-Chinese Banking Corp. Ltd.	483,640	4,399,668
†Seatrium Ltd.	5,904,073	547,602
Singapore Airlines Ltd.	203,050	1,075,764
Singapore Exchange Ltd.	130,100	926,468
Singapore Technologies Engineering Ltd.	235,300	642,055
Singapore Telecommunications Ltd.	1,154,900	2,139,071
United Overseas Bank Ltd.	182,385	3,784,715
UOL Group Ltd.	59,451	283,361
Venture Corp. Ltd.	39,200	427,978
Wilmar International Ltd.	315,600	889,112
		28,763,790
Spain–2.52%
Acciona SA	4,250	721,608
ACS Actividades de Construccion y Servicios SA	28,774	1,011,804
Aena SME SA	11,651	1,885,675
†Amadeus IT Group SA	67,331	5,127,280
Banco Bilbao Vizcaya Argentaria SA	865,431	6,648,851
Banco Santander SA	2,421,742	8,965,624
CaixaBank SA	595,017	2,464,747
Cellnex Telecom SA	80,126	3,237,393
Corp. ACCIONA Energias Renovables SA	10,575	353,788
Enagas SA	38,549	757,627
Endesa SA	51,443	1,105,388
†Grifols SA	50,599	649,126
Iberdrola SA	839,466	10,962,422
Industria de Diseno Textil SA	156,115	6,055,357
Naturgy Energy Group SA	18,177	541,865
Redeia Corp. SA	59,962	1,008,382
Repsol SA	194,695	2,831,644
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Telefonica SA	736,525	$ 2,990,259
		57,318,840
Sweden–3.11%
Alfa Laval AB	44,791	1,633,870
ArcelorMittal SA	71,808	1,959,220
Assa Abloy AB Class B	141,820	3,408,922
Atlas Copco AB Class A	383,612	5,538,159
Atlas Copco AB Class B	219,034	2,731,020
Beijer Ref AB	48,567	620,370
Boliden AB	42,518	1,232,093
†Embracer Group AB	90,138	225,414
Epiroc AB Class A	95,734	1,813,380
Epiroc AB Class B	56,651	916,921
EQT AB	54,615	1,051,433
Essity AB Class B	88,468	2,356,050
Evolution AB	25,941	3,287,341
†Fastighets AB Balder Class B	76,708	280,872
Getinge AB Class B	30,400	533,326
H & M Hennes & Mauritz AB Class B	94,787	1,630,080
Hexagon AB Class B	299,397	3,682,677
Holmen AB Class B	16,153	580,550
Husqvarna AB Class B	66,591	604,218
Industrivarden AB Class A	15,792	437,979
Industrivarden AB Class C	22,370	617,292
Indutrade AB	37,202	839,668
Investment AB Latour Class B	26,018	516,535
Investor AB Class A	62,927	1,259,379
Investor AB Class B	249,596	4,993,186
†Kinnevik AB Class B	42,451	588,859
L E Lundbergforetagen AB Class B	13,266	564,926
Lifco AB Class B	29,670	646,146
Nibe Industrier AB Class B	220,153	2,093,293
Saab AB Class B	11,548	625,162
Sagax AB Class B	28,074	555,170
Sandvik AB	150,817	2,944,580
Securitas AB Class B	77,507	636,623
Skandinaviska Enskilda Banken AB Class A	241,199	2,667,722
Skanska AB Class B	49,422	693,414
SKF AB Class B	55,829	972,848
Svenska Cellulosa AB SCA Class B	93,543	1,194,075
Svenska Handelsbanken AB Class A	201,875	1,690,148
Swedbank AB Class A	126,447	2,133,934
†Swedish Orphan Biovitrum AB	24,753	483,804
Tele2 AB Class B	85,945	710,791

LVIP SSGA International Index Fund-11

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson Class B	432,496	$ 2,349,879
Telia Co. AB	390,908	857,595
Volvo AB Class A	29,089	619,990
Volvo AB Class B	214,799	4,445,268
†Volvo Car AB Class B	102,602	408,225
		70,632,407
Switzerland–10.77%
ABB Ltd.	226,118	8,895,671
Adecco Group AG	26,224	858,871
Alcon, Inc.	71,487	5,930,730
Bachem Holding AG Class B	5,400	471,504
Baloise Holding AG	7,311	1,075,390
Banque Cantonale Vaudoise	4,837	510,909
Barry Callebaut AG	526	1,016,274
BKW AG	3,392	599,705
Chocoladefabriken Lindt & Spruengli AG	173	3,959,861
Cie Financiere Richemont SA Class A	75,416	12,810,765
†Clariant AG	37,917	548,528
†Coca-Cola HBC AG	31,762	947,456
†DSM-Firmenich AG	25,205	2,712,415
†Dufry AG	14,219	648,556
EMS-Chemie Holding AG	926	701,732
Geberit AG	5,055	2,649,243
Givaudan SA	1,318	4,371,728
Glencore PLC	1,539,185	8,726,991
Helvetia Holding AG	5,353	725,515
†Holcim AG	79,243	5,341,548
Julius Baer Group Ltd.	31,289	1,974,572
Kuehne & Nagel International AG	7,600	2,251,324
Logitech International SA	23,715	1,415,433
Lonza Group AG	10,699	6,394,926
Nestle SA	396,565	47,703,407
Novartis AG	295,582	29,800,402
Partners Group Holding AG	3,208	3,024,631
Roche Holding AG	105,929	32,463,869
Schindler Holding AG	9,792	2,265,248
SGS SA	21,616	2,044,893
†Siemens Energy AG	74,922	1,324,756
†SIG Group AG	42,675	1,178,970
Sika AG	20,911	5,988,922
Sonova Holding AG	7,273	1,940,707
STMicroelectronics NV	97,716	4,873,428
Straumann Holding AG	16,413	2,668,851
Swatch Group AG	11,235	1,638,676
Swiss Life Holding AG	4,349	2,547,153
Swiss Prime Site AG	11,752	1,020,851
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Swiss Re AG	43,052	$ 4,338,041
Swisscom AG	3,636	2,269,376
Temenos AG	8,110	645,764
UBS Group AG	474,562	9,618,737
VAT Group AG	3,998	1,656,027
Zurich Insurance Group AG	21,726	10,334,811
		244,887,167
Thailand–0.13%
†Sea Ltd. ADR	51,500	2,989,060
		2,989,060
United Kingdom–14.02%
3i Group PLC	137,406	3,405,874
abrdn PLC	308,090	855,562
Admiral Group PLC	30,610	810,666
Anglo American PLC	182,229	5,188,695
Ashtead Group PLC	62,310	4,320,004
Associated British Foods PLC	52,377	1,326,335
AstraZeneca PLC	223,496	32,039,090
Auto Trader Group PLC	129,794	1,007,788
Aviva PLC	412,962	2,077,714
BAE Systems PLC	442,609	5,218,907
Barclays PLC	2,260,832	4,416,737
Barratt Developments PLC	146,631	770,651
Berkeley Group Holdings PLC	13,538	674,868
BP PLC	2,551,687	14,856,876
British American Tobacco PLC	307,071	10,202,562
British Land Co. PLC	123,923	477,892
BT Group PLC	941,664	1,465,354
Bunzl PLC	45,743	1,743,176
Burberry Group PLC	53,120	1,433,361
Centrica PLC	819,977	1,292,891
Coca-Cola Europacific Partners PLC	32,160	2,071,508
Compass Group PLC	252,247	7,063,700
Croda International PLC	20,287	1,450,205
Diageo PLC	329,024	14,145,054
Endeavour Mining PLC	26,771	642,923
Experian PLC	131,432	5,044,488
GSK PLC	587,429	10,410,741
Haleon PLC	718,915	2,950,761
Halma PLC	50,556	1,463,360
Hargreaves Lansdown PLC	58,970	611,297
HSBC Holdings PLC (London Shares)	2,881,047	22,811,654
Imperial Brands PLC	126,566	2,801,468
Informa PLC	192,235	1,774,938
InterContinental Hotels Group PLC	26,854	1,856,322

LVIP SSGA International Index Fund-12

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Intertek Group PLC	23,929	$ 1,297,140
J Sainsbury PLC	283,273	968,361
JD Sports Fashion PLC	339,910	631,415
Johnson Matthey PLC	26,183	581,254
Kingfisher PLC	284,759	839,252
Land Securities Group PLC	110,952	811,266
Legal & General Group PLC	839,847	2,431,608
Lloyds Banking Group PLC	9,648,014	5,348,361
London Stock Exchange Group PLC	57,908	6,163,341
M&G PLC	290,077	705,949
Mondi PLC	75,254	1,148,106
National Grid PLC	526,569	6,981,441
NatWest Group PLC	826,938	2,527,526
Next PLC	17,259	1,513,375
†Ocado Group PLC	86,932	629,076
Pearson PLC	102,796	1,077,695
Persimmon PLC	45,540	593,372
Phoenix Group Holdings PLC	101,089	683,963
Prudential PLC	393,878	5,562,891
Reckitt Benckiser Group PLC	103,037	7,743,309
RELX PLC	276,106	9,211,083
Rentokil Initial PLC	354,665	2,773,021
Rio Tinto PLC	162,363	10,318,110
†Rolls-Royce Holdings PLC	1,169,585	2,249,113
Sage Group PLC	157,888	1,854,695
Schroders PLC	117,517	653,821
Segro PLC	167,286	1,525,617
Severn Trent PLC	37,424	1,220,031
Shell PLC	987,479	29,458,142
Smith & Nephew PLC	118,153	1,906,200
Smiths Group PLC	45,532	952,609
Spirax-Sarco Engineering PLC	9,806	1,292,471
SSE PLC	153,463	3,598,720
St. James's Place PLC	80,309	1,110,637
Standard Chartered PLC	361,173	3,142,235
Taylor Wimpey PLC	464,357	606,632
Tesco PLC	1,032,410	3,256,781
Unilever PLC	362,690	18,886,784
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
United Utilities Group PLC	96,652	$ 1,181,810
Vodafone Group PLC	3,308,604	3,119,446
Whitbread PLC	29,619	1,274,996
†Wise PLC Class A	88,658	741,055
WPP PLC	148,207	1,553,475
		318,809,607
United States–0.16%
†Monday.com Ltd.	2,800	479,416
Stellantis NV	185,991	3,269,486
		3,748,902
Total Common Stock (Cost $1,368,219,776)		2,241,592,577
ΔCONVERTIBLE PREFERRED STOCK–0.09%
Germany–0.09%
†Dr Ing hc F Porsche AG	15,490	1,924,302
Total Convertible Preferred Stock (Cost $1,305,328)		1,924,302
ΔPREFERRED STOCKS–0.42%
Germany–0.42%
Bayerische Motoren Werke AG 8.22%	8,815	1,004,513
Henkel AG & Co. KGaA 2.52%	24,267	1,940,784
Porsche Automobil Holding SE 4.64%	22,056	1,329,303
Sartorius AG 0.45%	3,779	1,309,268
Volkswagen AG 22.62%	29,736	3,998,679
Total Preferred Stocks (Cost $7,653,351)		9,582,547

MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.03%)	1,124,316	1,124,316
Total Money Market Fund (Cost $1,124,316)		1,124,316

TOTAL INVESTMENTS–99.17% (Cost $1,378,302,771)	2,254,223,742
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	18,897,168
NET ASSETS APPLICABLE TO 221,962,108 SHARES OUTSTANDING–100.00%	$2,273,120,910
LVIP SSGA International Index Fund-13

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,012,038,802 / 196,444,811 Shares)	$10.242
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($261,082,108 / 25,517,297 Shares)	$10.232
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,687,368,803
Distributable earnings/(accumulated loss)	585,752,107
TOTAL NET ASSETS	$2,273,120,910

Δ Securities have been classified by country of origin.
† Non-income producing.
★ Includes $802,179 cash collateral held at broker for futures contracts, $285,845 variation margin due from broker on futures contracts, $600,642 payable for fund shares redeemed, $130,931 other accrued expenses payable, $620,299 due to manager and affiliates, $120,057 payable for fund accounting fee and $219,795 Payable for licensing fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
236	E-mini MSCI EAFE Index	$25,434,900	$25,192,130	9/15/23	$242,770	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-14

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 51,753,782
Foreign taxes withheld	(5,243,302)
46,510,480
EXPENSES:
Management fees	4,609,022
Index fees	390,370
Shareholder servicing fees	334,154
Distribution fees-Service Class	324,045
Accounting and administration expenses	230,044
Professional fees	92,830
Custodian fees	81,794
Trustees’ fees and expenses	40,704
Pricing fees	23,141
Reports and statements to shareholders	13,369
Consulting fees	1,969
Other	27,363
6,168,805
Less:
Management fees waived	(1,432,743)
Total operating expenses	4,736,062
NET INVESTMENT INCOME	41,774,418
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	36,889,245
Foreign currencies	(490,572)
Futures contracts	917,274
Net realized gain	37,315,947
Net change in unrealized appreciation (depreciation) of:
Investments	176,228,623
Foreign currencies	178,049
Futures contracts	821,774
Net change in unrealized appreciation (depreciation)	177,228,446
NET REALIZED AND UNREALIZED GAIN	214,544,393
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,318,811
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 41,774,418	$ 71,901,072
Net realized gain	37,315,947	10,414,966
Net change in unrealized appreciation (depreciation)	177,228,446	(518,116,621)
Net increase (decrease) in net assets resulting from operations	256,318,811	(435,800,583)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(95,666,273)
Service Class	—	(11,075,154)
	—	(106,741,427)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	119,119,910	218,615,085
Service Class	10,941,298	30,890,813
Reinvestment of dividends and distributions:
Standard Class	—	95,666,273
Service Class	—	11,075,154
	130,061,208	356,247,325
Cost of shares redeemed:
Standard Class	(351,442,098)	(547,306,878)
Service Class	(33,974,157)	(52,455,833)
	(385,416,255)	(599,762,711)
Decrease in net assets derived from capital share transactions	(255,355,047)	(243,515,386)
NET INCREASE (DECREASE) IN NET ASSETS	963,764	(786,057,396)
NET ASSETS:
Beginning of period	2,272,157,146	3,058,214,542
End of period	$2,273,120,910	$2,272,157,146
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-15

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.178	$ 11.218	$ 10.374	$ 9.843	$ 8.305	$ 9.906
Income (loss) from investment operations:
Net investment income[2]	0.180	0.274	0.277	0.195	0.269	0.262
Net realized and unrealized gain (loss)	0.884	(1.888)	0.861	0.568	1.518	(1.609)
Total from investment operations	1.064	(1.614)	1.138	0.763	1.787	(1.347)
Less dividends and distributions from:
Net investment income	—	(0.426)	(0.294)	(0.232)	(0.249)	(0.254)
Total dividends and distributions	—	(0.426)	(0.294)	(0.232)	(0.249)	(0.254)
Net asset value, end of period	$ 10.242	$ 9.178	$ 11.218	$ 10.374	$ 9.843	$ 8.305
Total return[3]	11.59%	(14.32%)	11.06%	7.85%	21.58%	(13.70%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,012,039	$2,016,487	$2,734,309	$2,671,741	$2,881,403	$2,218,690
Ratio of expenses to average net assets	0.39%	0.37%	0.37%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of net investment income to average net assets	3.65%	2.86%	2.48%	2.17%	2.90%	2.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.53%	2.73%	2.35%	2.05%	2.78%	2.59%
Portfolio turnover	1%	3%	3%	18%	8%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-16

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.180	$ 11.220	$ 10.375	$ 9.846	$ 8.309	$ 9.908
Income (loss) from investment operations:
Net investment income[2]	0.167	0.250	0.249	0.173	0.246	0.237
Net realized and unrealized gain (loss)	0.885	(1.889)	0.861	0.565	1.515	(1.605)
Total from investment operations	1.052	(1.639)	1.110	0.738	1.761	(1.368)
Less dividends and distributions from:
Net investment income	—	(0.401)	(0.265)	(0.209)	(0.224)	(0.231)
Total dividends and distributions	—	(0.401)	(0.265)	(0.209)	(0.224)	(0.231)
Net asset value, end of period	$ 10.232	$ 9.180	$ 11.220	$ 10.375	$ 9.846	$ 8.309
Total return[3]	11.46%	(14.53%)	10.78%	7.58%	21.28%	(13.92%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$261,082	$ 255,670	$323,905	$310,753	$303,955	$ 278,555
Ratio of expenses to average net assets	0.64%	0.62%	0.62%	0.63%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	3.40%	2.61%	2.23%	1.92%	2.65%	2.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.28%	2.48%	2.10%	1.80%	2.53%	2.34%
Portfolio turnover	1%	3%	3%	18%	8%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-17

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP SSGA International Index Fund-18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $6,203,693 and $6,195,370 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Prior to May 01, 2023, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.39% of the Fund’s average daily net assets for the Standard Class and 0.64% for the Service Class. The reimbursement was accrued daily and received monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$95,746
Legal	15,361
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Index Fund-19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,200 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$512,994
Distribution fees payable to LFD	53,451
Shareholder servicing fees payable to Lincoln Life	53,854
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 24,938,067
Sales	227,858,500
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,378,302,771
Aggregate unrealized appreciation of investments and derivatives	$ 963,172,068
Aggregate unrealized depreciation of investments and derivatives	(87,008,327)
Net unrealized appreciation of investments and derivatives	$ 876,163,741
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP SSGA International Index Fund-20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 164,552,980	$—	$ 164,552,980
Austria	—	4,148,239	—	4,148,239
Belgium	—	17,903,323	—	17,903,323
Chile	—	1,035,691	—	1,035,691
China	349,712	—	—	349,712
Denmark	—	65,240,091	—	65,240,091
Faeroe Islands	—	3,826,634	—	3,826,634
Finland	—	25,161,739	—	25,161,739
France	—	269,383,455	—	269,383,455
Germany	—	177,870,487	—	177,870,487
Hong Kong	—	56,470,429	—	56,470,429
Ireland	1,518,128	18,886,163	—	20,404,291
Isle Of Man	—	1,265,204	—	1,265,204
Israel	3,632,669	10,206,966	—	13,839,635
Italy	—	51,690,180	—	51,690,180
Japan	552,077	505,780,707	—	506,332,784
Jordan	—	537,053	—	537,053
Luxembourg	—	1,125,496	—	1,125,496
Netherlands	2,860,454	104,783,689	—	107,644,143
New Zealand	—	6,515,015	—	6,515,015
Norway	—	14,154,024	—	14,154,024
Portugal	—	4,992,199	—	4,992,199
Singapore	924,042	27,839,748	—	28,763,790
Spain	—	57,318,840	—	57,318,840
Sweden	—	70,632,407	—	70,632,407
Switzerland	2,712,415	242,174,752	—	244,887,167
Thailand	2,989,060	—	—	2,989,060
United Kingdom	—	318,809,607	—	318,809,607
United States	479,416	3,269,486	—	3,748,902
Convertible Preferred Stock	—	1,924,302	—	1,924,302
Preferred Stocks	—	9,582,547	—	9,582,547
Money Market Fund	1,124,316	—	—	1,124,316
Total Investments	$17,142,289	$2,237,081,453	$—	$2,254,223,742
Derivatives:

Assets:
Futures Contract	$242,770	$—	$—	$242,770
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the portfolio was categorized as Level 2.
LVIP SSGA International Index Fund-21

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	11,937,747	23,215,516
Service Class	1,102,966	3,272,083
Shares reinvested:
Standard Class	—	10,524,881
Service Class	—	1,220,741
	13,040,713	38,233,221
Shares redeemed:
Standard Class	(35,208,450)	(57,764,433)
Service Class	(3,437,897)	(5,508,782)
	(38,646,347)	(63,273,215)
Net decrease	(25,605,634)	(25,039,994)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$242,770	Receivables and other assets net of liabilities	$—
LVIP SSGA International Index Fund-22

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$917,274	$821,774
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$31,231,615	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP SSGA International Index Fund-23

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund-24

LVIP SSGA International Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Index Fund-25

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA International Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,116.60	0.25%	$1.31
Service Class Shares	1,000.00	1,115.20	0.50%	2.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund-1

LVIP SSGA International Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.79%
Investment Company	95.79%
International Equity Fund	95.79%
Unaffiliated Investment	3.85%
Investment Company	3.85%
Money Market Fund	3.85%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%
LVIP SSGA International Managed Volatility Fund-2

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.79%
INVESTMENT COMPANY–95.79%
International Equity Fund–95.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	28,906,740	$ 296,062,827
Total Affiliated Investment (Cost $234,206,477)		296,062,827
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.85%
INVESTMENT COMPANY–3.85%
Money Market Fund–3.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	11,903,909	$ 11,903,909
Total Unaffiliated Investment (Cost $11,903,909)		11,903,909

TOTAL INVESTMENTS–99.64% (Cost $246,110,386)	307,966,736
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,126,203
NET ASSETS APPLICABLE TO 33,361,889 SHARES OUTSTANDING–100.00%	$309,092,939

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
42	British Pound	$3,333,488	$3,306,561	9/18/23	$ 26,927	$ —
40	Euro	5,476,500	5,412,696	9/18/23	63,804	—
43	Japanese Yen	3,769,219	3,920,107	9/18/23	—	(150,888)
					90,731	(150,888)
Equity Contracts:
1	E-mini S&P 500 Index	224,413	217,425	9/15/23	6,988	—
1	E-mini S&P MidCap 400 Index	264,410	258,167	9/15/23	6,243	—
116	Euro STOXX 50 Index	5,603,663	5,476,453	9/15/23	127,210	—
34	FTSE 100 Index	3,256,418	3,299,427	9/15/23	—	(43,009)
17	Nikkei 225 Index (OSE)	3,907,897	3,682,924	9/7/23	224,973	—
					365,414	(43,009)
Total Futures Contracts					$456,145	$(193,897)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-3

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$296,062,827
Unaffiliated investments, at value	11,903,909
Cash collateral held at broker for futures contracts	1,182,190
Variation margin due from broker on futures contracts	138,522
Dividends and interest receivable	49,796
Receivable for securities sold	17,836
Expense reimbursement receivable from Lincoln Financial Investments Corporation	17,607
Receivable for fund shares sold	12,540
Prepaid expenses	2,083
TOTAL ASSETS	309,387,310
LIABILITIES:
Due to manager and affiliates	122,840
Payable for fund shares redeemed	115,111
Other accrued expenses payable	29,182
Payable for fund accounting fee	27,238
TOTAL LIABILITIES	294,371
TOTAL NET ASSETS	$309,092,939
Affiliated investments, at cost	$234,206,477
Unaffiliated investments, at cost	11,903,909
Standard Class:
Net Assets	$ 24,368,434
Shares Outstanding	2,628,988
Net Asset Value Per Share	$ 9.269
Service Class:
Net Assets	$284,724,505
Shares Outstanding	30,732,901
Net Asset Value Per Share	$ 9.264
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$268,540,584
Distributable earnings/(accumulated loss)	40,552,355
TOTAL NET ASSETS	$309,092,939
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-4

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 296,478
EXPENSES:
Distribution fees-Service Class	359,796
Management fees	358,292
Shareholder servicing fees	45,176
Accounting and administration expenses	44,033
Professional fees	22,563
Custodian fees	5,981
Trustees’ fees and expenses	5,498
Reports and statements to shareholders	4,792
Pricing fees	2,268
Consulting fees	1,736
Other	4,357
854,492
Less:
Management fees waived	(7,789)
Expenses reimbursed	(105,249)
Total operating expenses	741,454
NET INVESTMENT LOSS	(444,976)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	5,879,694
Sale of unaffiliated investments	269
Foreign currencies	22,492
Futures contracts	1,371,080
Net realized gain	7,273,535
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	27,424,672
Foreign currencies	2,861
Futures contracts	319,079
Net change in unrealized appreciation (depreciation)	27,746,612
NET REALIZED AND UNREALIZED GAIN	35,020,147
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,575,171
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (444,976)	$ 12,437,256
Net realized gain (loss)	7,273,535	(11,101,067)
Net change in unrealized appreciation (depreciation)	27,746,612	(66,963,527)
Net increase (decrease) in net assets resulting from operations	34,575,171	(65,627,338)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(986,292)
Service Class	—	(11,781,039)
	—	(12,767,331)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,351,140	1,871,994
Service Class	4,312,104	20,170,644
Reinvestment of dividends and distributions:
Standard Class	—	986,292
Service Class	—	11,781,039
	5,663,244	34,809,969
Cost of shares redeemed:
Standard Class	(2,435,893)	(1,717,572)
Service Class	(41,604,566)	(34,199,780)
	(44,040,459)	(35,917,352)
Decrease in net assets derived from capital share transactions	(38,377,215)	(1,107,383)
NET DECREASE IN NET ASSETS	(3,802,044)	(79,502,052)
NET ASSETS:
Beginning of period	312,894,983	392,397,035
End of period	$309,092,939	$312,894,983
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-5

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.301	$ 10.434	$ 9.634	$ 9.905	$ 8.555	$ 9.996
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.353	0.226	0.180	0.210	0.230
Net realized and unrealized gain (loss)	0.970	(2.114)	0.811	(0.276)	1.396	(1.450)
Total from investment operations	0.968	(1.761)	1.037	(0.096)	1.606	(1.220)
Less dividends and distributions from:
Net investment income	—	(0.372)	(0.237)	(0.175)	(0.232)	(0.221)
Net realized gain	—	—	—	—	(0.024)	—
Total dividends and distributions	—	(0.372)	(0.237)	(0.175)	(0.256)	(0.221)
Net asset value, end of period	$ 9.269	$ 8.301	$ 10.434	$ 9.634	$ 9.905	$ 8.555
Total return[4]	11.66%	(16.83%)	10.76%	(0.97%)	18.79%	(12.20%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 24,368	$ 22,837	$ 27,222	$ 23,989	$ 22,371	$ 18,999
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.32%	0.31%	0.32%	0.49%	0.83%
Ratio of net investment income (loss) to average net assets	(0.06%) [6]	4.02%	2.17%	2.07%	2.25%	2.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13%) [6]	3.95%	2.11%	2.00%	2.01%	1.78%
Portfolio turnover	1%	8%	4%	10%	4%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-6

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.307	$ 10.440	$ 9.639	$ 9.912	$ 8.562	$ 10.001
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.331	0.200	0.158	0.186	0.205
Net realized and unrealized gain (loss)	0.971	(2.114)	0.812	(0.279)	1.395	(1.447)
Total from investment operations	0.957	(1.783)	1.012	(0.121)	1.581	(1.242)
Less dividends and distributions from:
Net investment income	—	(0.350)	(0.211)	(0.152)	(0.207)	(0.197)
Net realized gain	—	—	—	—	(0.024)	—
Total dividends and distributions	—	(0.350)	(0.211)	(0.152)	(0.231)	(0.197)
Net asset value, end of period	$ 9.264	$ 8.307	$ 10.440	$ 9.639	$ 9.912	$ 8.562
Total return[4]	11.52%	(17.04%)	10.49%	(1.22%)	18.49%	(12.42%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$284,725	$ 290,058	$365,175	$367,033	$375,406	$ 356,584
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.57%	0.56%	0.57%	0.74%	1.08%
Ratio of net investment income (loss) to average net assets	(0.31%) [6]	3.77%	1.92%	1.82%	2.00%	2.11%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%) [6]	3.70%	1.86%	1.75%	1.76%	1.53%
Portfolio turnover	1%	8%	4%	10%	4%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified  management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund-8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 240,700	$ 196,873	$ 205,670	$ 643,243
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$12,937
Legal	2,075
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,832 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA International Managed Volatility Fund-9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$17,607
Management fees payable to LFI	57,049
Distribution fees payable to LFD	58,438
Shareholder servicing fees payable to Lincoln Life	7,353
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.79%@
International Equity Fund-95.79%@
✧✧LVIP SSGA International Index Fund	$300,162,296	$1,632,436	$39,036,271	$5,879,694	$27,424,672	$—	$296,062,827	28,906,740	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 1,632,436
Sales	39,036,271
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$246,110,386
Aggregate unrealized appreciation of investments and derivatives	$ 62,312,495
Aggregate unrealized depreciation of investments and derivatives	(193,897)
Net unrealized appreciation of investments and derivatives	$ 62,118,598
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP SSGA International Managed Volatility Fund-10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$296,062,827	$—	$—	$296,062,827
Unaffiliated Investment Company	11,903,909	—	—	11,903,909
Total Investments	$307,966,736	$—	$—	$307,966,736
Derivatives:
Assets:
Futures Contracts	$ 456,145	$—	$—	$ 456,145
Liabilities:
Futures Contracts	$ (193,897)	$—	$—	$ (193,897)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	150,638	216,677
Service Class	477,383	2,379,298
Shares reinvested:
Standard Class	—	120,164
Service Class	—	1,434,436
	628,021	4,150,575
Shares redeemed:
Standard Class	(272,814)	(194,526)
Service Class	(4,662,042)	(3,873,473)
	(4,934,856)	(4,067,999)
Net increase (decrease)	(4,306,835)	82,576
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum
LVIP SSGA International Managed Volatility Fund-11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$365,414	Variation margin due from broker on futures contracts	$ (43,009)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	90,731	Variation margin due from broker on futures contracts	(150,888)
Total		$456,145		$(193,897)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP SSGA International Managed Volatility Fund-12

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,454,048	$ 530,284
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(82,968)	(211,205)
Total		$1,371,080	$ 319,079
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,863,940	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund-13

LVIP SSGA International Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Managed Volatility Fund-14

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,154.50	0.25%	$1.34
Service Class Shares	1,000.00	1,153.10	0.50%	2.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund-1

LVIP SSGA Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.63%
Investment Company	95.63%
Equity Fund	95.63%
Unaffiliated Investment	4.12%
Investment Company	4.12%
Money Market Fund	4.12%
Total Investments	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%
LVIP SSGA Large Cap Managed Volatility Fund-2

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.63%
INVESTMENT COMPANY–95.63%
Equity Fund–95.63%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	32,399,077	$ 826,565,248
Total Affiliated Investment (Cost $526,572,235)		826,565,248
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.12%
INVESTMENT COMPANY–4.12%
Money Market Fund–4.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	35,614,783	$ 35,614,783
Total Unaffiliated Investment (Cost $35,614,783)		35,614,783

TOTAL INVESTMENTS–99.75% (Cost $562,187,018)	862,180,031
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,143,199
NET ASSETS APPLICABLE TO 51,352,599 SHARES OUTSTANDING–100.00%	$864,323,230

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
171	E-mini S&P 500 Index	$38,374,538	$37,179,643	9/15/23	$1,194,895	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-3

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$826,565,248
Unaffiliated investments, at value	35,614,783
Cash collateral held at broker for futures contracts	2,106,720
Variation margin due from broker on futures contracts	448,877
Receivable for fund shares sold	348,320
Receivable for securities sold	342,691
Dividends and interest receivable	146,070
Expense reimbursement receivable from Lincoln Financial Investments Corporation	28,927
Prepaid expenses	4,661
TOTAL ASSETS	865,606,297
LIABILITIES:
Payable for fund shares redeemed	878,619
Due to manager and affiliates	352,274
Other accrued expenses payable	52,174
TOTAL LIABILITIES	1,283,067
TOTAL NET ASSETS	$864,323,230
Affiliated investments, at cost	$526,572,235
Unaffiliated investments, at cost	35,614,783
Standard Class:
Net Assets	$ 24,386
Shares Outstanding	1,444
Net Asset Value Per Share	$ 16.888
Service Class:
Net Assets	$864,298,844
Shares Outstanding	51,351,155
Net Asset Value Per Share	$ 16.831
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$636,072,333
Distributable earnings/(accumulated loss)	228,250,897
TOTAL NET ASSETS	$864,323,230
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-4

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,075,622
EXPENSES:
Distribution fees-Service Class	1,014,904
Management fees	933,738
Shareholder servicing fees	117,732
Accounting and administration expenses	67,498
Professional fees	25,590
Trustees’ fees and expenses	13,863
Reports and statements to shareholders	7,464
Custodian fees	2,894
Consulting fees	1,903
Pricing fees	96
Other	10,976
2,196,658
Less:
Management fees waived	(20,299)
Expenses reimbursed	(166,821)
Total operating expenses	2,009,538
NET INVESTMENT LOSS	(933,916)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,164,402
Futures contracts	(2,598,709)
Net realized loss	(1,434,307)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	118,885,393
Futures contracts	815,398
Net change in unrealized appreciation (depreciation)	119,700,791
NET REALIZED AND UNREALIZED GAIN	118,266,484
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,332,568
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (933,916)	$ 7,378,939
Net realized gain (loss)	(1,434,307)	84,809,270
Net change in unrealized appreciation (depreciation)	119,700,791	(253,566,529)
Net increase (decrease) in net assets resulting from operations	117,332,568	(161,378,320)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,334)
Service Class	—	(47,151,612)
	—	(47,152,946)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	28,101,944	48,326,996
Reinvestment of dividends and distributions:
Standard Class	—	1,334
Service Class	—	47,151,612
	28,101,944	95,479,942
Cost of shares redeemed:
Service Class	(53,212,252)	(77,027,790)
	(53,212,252)	(77,027,790)
Increase (decrease) in net assets derived from capital share transactions	(25,110,308)	18,452,152
NET INCREASE (DECREASE) IN NET ASSETS	92,222,260	(190,079,114)
NET ASSETS:
Beginning of period	772,100,970	962,180,084
End of period	$864,323,230	$ 772,100,970
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-5

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.628	$ 18.757	$ 16.325	$ 14.814	$ 12.851	$ 13.798
Income (loss) from investment operations:
Net investment income[3]	0.002	0.187	0.173	0.192	0.219	0.260
Net realized and unrealized gain (loss)	2.258	(3.343)	4.298	2.082	2.465	(0.895)
Total from investment operations	2.260	(3.156)	4.471	2.274	2.684	(0.635)
Less dividends and distributions from:
Net investment income	—	(0.216)	(0.254)	(0.288)	(0.210)	(0.230)
Net realized gain	—	(0.757)	(1.785)	(0.475)	(0.511)	(0.082)
Total dividends and distributions	—	(0.973)	(2.039)	(0.763)	(0.721)	(0.312)
Net asset value, end of period	$ 16.888	$ 14.628	$ 18.757	$ 16.325	$ 14.814	$ 12.851
Total return[4]	15.45%	(16.78%)	28.09%	15.78%	21.19%	(4.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 24	$ 21	$ 25	$ 20	$ 17	$ 14
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.30%	0.29%	0.29%	0.43%	0.76%
Ratio of net investment income (loss) to average net assets	— [6]	1.13%	0.94%	1.29%	1.57%	1.85%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%) [6]	1.08%	0.90%	1.25%	1.39%	1.34%
Portfolio turnover	5%	9%	4%	10%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-6

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 14.596	$ 18.718	$ 16.299	$ 14.796	$ 12.844	$ 13.792
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.144	0.126	0.153	0.184	0.224
Net realized and unrealized gain (loss)	2.253	(3.333)	4.287	2.076	2.456	(0.890)
Total from investment operations	2.235	(3.189)	4.413	2.229	2.640	(0.666)
Less dividends and distributions from:
Net investment income	—	(0.176)	(0.209)	(0.251)	(0.177)	(0.200)
Net realized gain	—	(0.757)	(1.785)	(0.475)	(0.511)	(0.082)
Total dividends and distributions	—	(0.933)	(1.994)	(0.726)	(0.688)	(0.282)
Net asset value, end of period	$ 16.831	$ 14.596	$ 18.718	$ 16.299	$ 14.796	$ 12.844
Total return[4]	15.31%	(17.00%)	27.77%	15.49%	20.86%	(4.88%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$864,299	$ 772,080	$962,155	$836,192	$745,519	$534,125
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.55%	0.54%	0.54%	0.68%	1.01%
Ratio of net investment income (loss) to average net assets	(0.25%) [6]	0.88%	0.69%	1.04%	1.32%	1.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [6]	0.83%	0.65%	1.00%	1.14%	1.09%
Portfolio turnover	5%	9%	4%	10%	8%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's
LVIP SSGA Large Cap Managed Volatility Fund-8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 317,361	$ 310,996	$ 329,314	$ 957,671
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$33,049
Legal	5,303
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,606 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 28,927
Management fees payable to LFI	157,267
Distribution fees payable to LFD	174,737
Shareholder servicing fees payable to Lincoln Life	20,270
LVIP SSGA Large Cap Managed Volatility Fund-9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.63%@
Equity Fund-95.63%@
✧✧LVIP SSGA S&P 500 Index Fund	$710,008,042	$36,575,695	$40,068,284	$1,164,402	$118,885,393	$—	$826,565,248	32,399,077	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$36,575,695
Sales	40,068,284
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$562,187,018
Aggregate unrealized appreciation of investments and derivatives	$301,187,908
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$301,187,908
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Large Cap Managed Volatility Fund-10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$826,565,248	$—	$—	$826,565,248
Unaffiliated Investment Company	35,614,783	—	—	35,614,783
Total Investments	$862,180,031	$—	$—	$862,180,031
Derivatives:
Assets:
Futures Contract	$ 1,194,895	$—	$—	$ 1,194,895
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	—	—
Service Class	1,837,115	2,989,750
Shares reinvested:
Standard Class	—	91
Service Class	—	3,217,486
	1,837,115	6,207,327
Shares redeemed:
Standard Class	—	—
Service Class	(3,381,629)	(4,715,141)
	(3,381,629)	(4,715,141)
Net increase (decrease)	(1,544,514)	1,492,186
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Large Cap Managed Volatility Fund-11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,194,895	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,598,709)	$815,398
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$30,851,334	$21,123,707
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA Large Cap Managed Volatility Fund-12

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-13

LVIP SSGA Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Large Cap Managed Volatility Fund-14

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Mid-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,086.70	0.35%	$1.81
Service Class Shares	1,000.00	1,085.30	0.60%	3.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund-1

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.45%
Aerospace & Defense	1.27%
Air Freight & Logistics	0.33%
Automobile Components	1.66%
Automobiles	0.44%
Banks	5.19%
Beverages	0.52%
Biotechnology	1.50%
Broadline Retail	0.55%
Building Products	3.85%
Capital Markets	1.90%
Chemicals	2.37%
Commercial Services & Supplies	1.35%
Communications Equipment	0.57%
Construction & Engineering	1.84%
Construction Materials	0.39%
Consumer Finance	0.32%
Consumer Staples Distribution & Retail	1.90%
Containers & Packaging	1.95%
Diversified Consumer Services	0.87%
Diversified Telecommunication Services	0.52%
Electric Utilities	1.22%
Electrical Equipment	2.24%
Electronic Equipment, Instruments & Components	3.76%
Energy Equipment & Services	0.71%
Entertainment	0.21%
Financial Services	1.50%
Food Products	1.38%
Gas Utilities	1.17%
Ground Transportation	2.04%
Health Care Equipment & Supplies	3.59%
Health Care Providers & Services	2.30%
Health Care REITs	1.13%
Health Care Technology	0.18%
Hotel & Resort REITs	0.12%
Hotels, Restaurants & Leisure	3.53%
Household Durables	1.72%
Household Products	0.10%
Independent Power and Renewable Electricity Producers	0.18%
Industrial REITs	1.38%
Insurance	3.85%
Interactive Media & Services	0.52%
IT Services	0.12%
Leisure Products	1.12%
Life Sciences Tools & Services	1.30%
Security Type/Sector	Percentage of Net Assets
Machinery	4.83%
Marine Transportation	0.20%
Media	0.84%
Metals & Mining	2.37%
Mortgage Real Estate Investment Trusts (REITs)	0.70%
Multi-Utilities	0.32%
Office REITs	0.64%
Oil, Gas & Consumable Fuels	3.47%
Paper & Forest Products	0.24%
Passenger Airlines	0.13%
Personal Care Products	0.41%
Pharmaceuticals	0.55%
Professional Services	3.21%
Real Estate Management & Development	0.32%
Residential REITs	0.41%
Retail REITs	1.35%
Semiconductors & Semiconductor Equipment	2.63%
Software	2.67%
Specialized REITs	1.98%
Specialty Retail	2.98%
Technology Hardware, Storage & Peripherals	0.57%
Textiles, Apparel & Luxury Goods	2.00%
Trading Companies & Distributors	1.55%
Water Utilities	0.42%
Money Market Fund	0.44%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Hubbell, Inc.	0.78%
Builders FirstSource, Inc.	0.76%
Reliance Steel & Aluminum Co.	0.70%
Graco, Inc.	0.63%
Jabil, Inc.	0.63%
Deckers Outdoor Corp.	0.61%
Lattice Semiconductor Corp.	0.58%
Penumbra, Inc.	0.57%
Carlisle Cos., Inc.	0.57%
Watsco, Inc.	0.56%
Total	6.39%

LVIP SSGA Mid-Cap Index Fund-2

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP SSGA Mid-Cap Index Fund-3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.45%
Aerospace & Defense–1.27%
BWX Technologies, Inc.	35,194	$ 2,518,835
Curtiss-Wright Corp.	14,757	2,710,271
Hexcel Corp.	32,472	2,468,521
†Mercury Systems, Inc.	22,355	773,259
Woodward, Inc.	23,105	2,747,416
		11,218,302
Air Freight & Logistics–0.33%
†GXO Logistics, Inc.	45,764	2,874,895
		2,874,895
Automobile Components–1.66%
†Adient PLC	36,446	1,396,611
Autoliv, Inc.	29,721	2,527,474
†Fox Factory Holding Corp.	16,277	1,766,217
Gentex Corp.	89,906	2,630,649
†Goodyear Tire & Rubber Co.	109,073	1,492,119
Lear Corp.	22,710	3,260,020
†Visteon Corp.	10,908	1,566,498
		14,639,588
Automobiles–0.44%
Harley-Davidson, Inc.	50,345	1,772,647
Thor Industries, Inc.	20,595	2,131,583
		3,904,230
Banks–5.19%
Associated Banc-Corp.	57,992	941,210
Bank OZK	41,482	1,665,917
Cadence Bank	70,313	1,380,947
Cathay General Bancorp	27,919	898,713
Columbia Banking System, Inc.	80,224	1,626,943
Commerce Bancshares, Inc.	43,663	2,126,388
Cullen/Frost Bankers, Inc.	24,780	2,664,593
East West Bancorp, Inc.	54,434	2,873,571
First Financial Bankshares, Inc.	49,979	1,423,902
First Horizon Corp.	206,940	2,332,214
FNB Corp.	138,921	1,589,256
Glacier Bancorp, Inc.	42,671	1,330,055
Hancock Whitney Corp.	33,128	1,271,453
Home BancShares, Inc.	72,567	1,654,528
International Bancshares Corp.	20,313	897,835
New York Community Bancorp, Inc.	277,864	3,123,191
Old National Bancorp	112,589	1,569,491
Pinnacle Financial Partners, Inc.	29,535	1,673,158
Prosperity Bancshares, Inc.	36,275	2,048,812
SouthState Corp.	29,212	1,922,150
Synovus Financial Corp.	56,230	1,700,957
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	18,422	$ 948,733
UMB Financial Corp.	16,796	1,022,876
United Bankshares, Inc.	51,788	1,536,550
Valley National Bancorp	162,243	1,257,383
Webster Financial Corp.	67,246	2,538,536
Wintrust Financial Corp.	23,545	1,709,838
		45,729,200
Beverages–0.52%
†Boston Beer Co., Inc. Class A	3,613	1,114,394
†Celsius Holdings, Inc.	15,661	2,336,465
Coca-Cola Consolidated, Inc.	1,771	1,126,391
		4,577,250
Biotechnology–1.50%
†Arrowhead Pharmaceuticals, Inc.	41,142	1,467,124
†Exelixis, Inc.	125,332	2,395,094
†Halozyme Therapeutics, Inc.	50,680	1,828,028
†Neurocrine Biosciences, Inc.	37,550	3,540,965
†United Therapeutics Corp.	18,027	3,979,460
		13,210,671
Broadline Retail–0.55%
Kohl's Corp.	42,621	982,414
Macy's, Inc.	104,868	1,683,132
Nordstrom, Inc.	43,049	881,213
†Ollie's Bargain Outlet Holdings, Inc.	22,166	1,284,076
		4,830,835
Building Products–3.85%
Advanced Drainage Systems, Inc.	24,070	2,738,685
†Builders FirstSource, Inc.	49,316	6,706,976
Carlisle Cos., Inc.	19,612	5,031,066
Fortune Brands Innovations, Inc.	48,762	3,508,426
Lennox International, Inc.	12,432	4,053,702
Owens Corning	34,672	4,524,696
Simpson Manufacturing Co., Inc.	16,419	2,274,031
†Trex Co., Inc.	41,871	2,745,063
UFP Industries, Inc.	23,892	2,318,719
		33,901,364
Capital Markets–1.90%
Affiliated Managers Group, Inc.	13,888	2,081,672
Evercore, Inc. Class A	13,576	1,677,858
Federated Hermes, Inc.	32,721	1,173,048
Interactive Brokers Group, Inc. Class A	39,627	3,291,815
LVIP SSGA Mid-Cap Index Fund-4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group PLC	51,004	$ 1,389,859
Jefferies Financial Group, Inc.	71,864	2,383,729
SEI Investments Co.	38,969	2,323,331
Stifel Financial Corp.	40,840	2,436,923
		16,758,235
Chemicals–2.37%
Ashland, Inc.	18,691	1,624,435
Avient Corp.	32,955	1,347,859
†Axalta Coating Systems Ltd.	85,246	2,796,921
Cabot Corp.	21,607	1,445,292
Chemours Co.	57,399	2,117,449
NewMarket Corp.	2,555	1,027,417
Olin Corp.	46,261	2,377,353
RPM International, Inc.	49,602	4,450,787
Scotts Miracle-Gro Co.	15,749	987,305
Sensient Technologies Corp.	16,259	1,156,503
Westlake Corp.	13,259	1,584,053
		20,915,374
Commercial Services & Supplies–1.35%
Brink's Co.	17,866	1,211,851
†Clean Harbors, Inc.	19,359	3,183,200
MSA Safety, Inc.	14,201	2,470,406
†Stericycle, Inc.	35,566	1,651,685
Tetra Tech, Inc.	20,480	3,353,395
		11,870,537
Communications Equipment–0.57%
†Calix, Inc.	22,012	1,098,619
†Ciena Corp.	57,412	2,439,436
†Lumentum Holdings, Inc.	26,446	1,500,281
		5,038,336
Construction & Engineering–1.84%
AECOM	53,483	4,529,475
EMCOR Group, Inc.	18,294	3,380,366
†Fluor Corp.	55,124	1,631,671
†MasTec, Inc.	22,958	2,708,355
MDU Resources Group, Inc.	78,364	1,640,942
Valmont Industries, Inc.	8,103	2,358,378
		16,249,187
Construction Materials–0.39%
Eagle Materials, Inc.	13,869	2,585,459
†Knife River Corp.	19,579	851,687
		3,437,146
Consumer Finance–0.32%
FirstCash Holdings, Inc.	14,171	1,322,579
SLM Corp.	93,278	1,522,297
		2,844,876
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.90%
†BJ's Wholesale Club Holdings, Inc.	51,724	$ 3,259,129
Casey's General Stores, Inc.	14,342	3,497,727
†Grocery Outlet Holding Corp.	34,144	1,045,148
†Performance Food Group Co.	60,105	3,620,725
†Sprouts Farmers Market, Inc.	39,671	1,457,116
†U.S. Foods Holding Corp.	87,228	3,838,032
		16,717,877
Containers & Packaging–1.95%
AptarGroup, Inc.	25,203	2,920,019
Berry Global Group, Inc.	45,858	2,950,504
Crown Holdings, Inc.	46,208	4,014,089
Graphic Packaging Holding Co.	118,164	2,839,481
Greif, Inc. Class A	10,073	693,929
Silgan Holdings, Inc.	32,228	1,511,171
Sonoco Products Co.	37,682	2,223,992
		17,153,185
Diversified Consumer Services–0.87%
Graham Holdings Co. Class B	1,454	830,932
†Grand Canyon Education, Inc.	11,820	1,219,942
H&R Block, Inc.	58,598	1,867,518
Service Corp. International	58,162	3,756,684
		7,675,076
Diversified Telecommunication Services–0.52%
†Frontier Communications Parent, Inc.	85,927	1,601,679
Iridium Communications, Inc.	48,456	3,010,087
		4,611,766
Electric Utilities–1.22%
ALLETE, Inc.	22,058	1,278,702
Hawaiian Electric Industries, Inc.	42,161	1,526,228
IDACORP, Inc.	19,469	1,997,520
OGE Energy Corp.	77,065	2,767,404
PNM Resources, Inc.	33,018	1,489,112
Portland General Electric Co.	37,180	1,741,139
		10,800,105
Electrical Equipment–2.24%
Acuity Brands, Inc.	12,234	1,995,121
EnerSys	15,717	1,705,609
Hubbell, Inc.	20,619	6,836,435
nVent Electric PLC	63,738	3,293,342
Regal Rexnord Corp.	25,502	3,924,758
†Sunrun, Inc.	82,837	1,479,469

LVIP SSGA Mid-Cap Index Fund-5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Vicor Corp.	8,769	$ 473,526
		19,708,260
Electronic Equipment, Instruments & Components–3.76%
†Arrow Electronics, Inc.	21,734	3,112,961
Avnet, Inc.	35,170	1,774,327
Belden, Inc.	16,375	1,566,269
Cognex Corp.	66,416	3,720,624
†Coherent Corp.	53,635	2,734,312
†IPG Photonics Corp.	12,014	1,631,741
Jabil, Inc.	51,052	5,510,042
Littelfuse, Inc.	9,555	2,783,467
National Instruments Corp.	50,597	2,904,268
†Novanta, Inc.	13,779	2,536,714
TD SYNNEX Corp.	15,975	1,501,650
Vishay Intertechnology, Inc.	49,101	1,443,569
Vontier Corp.	59,888	1,928,993
		33,148,937
Energy Equipment & Services–0.71%
ChampionX Corp.	76,183	2,364,720
NOV, Inc.	151,521	2,430,397
†Valaris Ltd.	23,146	1,456,578
		6,251,695
Entertainment–0.21%
World Wrestling Entertainment, Inc. Class A	16,699	1,811,341
		1,811,341
Financial Services–1.50%
Essent Group Ltd.	41,271	1,931,483
†Euronet Worldwide, Inc.	18,143	2,129,444
MGIC Investment Corp.	110,287	1,741,432
Voya Financial, Inc.	37,815	2,711,713
Western Union Co.	144,116	1,690,481
†WEX, Inc.	16,486	3,001,606
		13,206,159
Food Products–1.38%
†Darling Ingredients, Inc.	61,399	3,916,642
Flowers Foods, Inc.	74,168	1,845,300
Ingredion, Inc.	25,399	2,691,024
Lancaster Colony Corp.	7,623	1,532,909
†Pilgrim's Pride Corp.	17,675	379,836
†Post Holdings, Inc.	20,599	1,784,903
		12,150,614
Gas Utilities–1.17%
National Fuel Gas Co.	35,323	1,814,189
New Jersey Resources Corp.	37,308	1,760,938
ONE Gas, Inc.	21,299	1,635,976
Southwest Gas Holdings, Inc.	25,255	1,607,481
Spire, Inc.	20,248	1,284,533
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
UGI Corp.	80,568	$ 2,172,919
		10,276,036
Ground Transportation–2.04%
†Avis Budget Group, Inc.	9,181	2,099,419
†Hertz Global Holdings, Inc.	60,657	1,115,482
Knight-Swift Transportation Holdings, Inc.	61,966	3,442,831
Landstar System, Inc.	13,825	2,661,866
Ryder System, Inc.	17,891	1,516,978
†Saia, Inc.	10,210	3,496,006
Werner Enterprises, Inc.	22,680	1,002,002
†XPO Logistics, Inc.	44,585	2,630,515
		17,965,099
Health Care Equipment & Supplies–3.59%
†Enovis Corp.	18,415	1,180,770
†Envista Holdings Corp.	63,027	2,132,834
†Globus Medical, Inc. Class A	30,629	1,823,651
†Haemonetics Corp.	19,422	1,653,589
†ICU Medical, Inc.	7,783	1,386,853
†Inari Medical, Inc.	19,811	1,151,812
†Integra LifeSciences Holdings Corp.	27,447	1,128,895
†Lantheus Holdings, Inc.	26,299	2,207,012
†LivaNova PLC	20,643	1,061,669
†Masimo Corp.	18,690	3,075,439
†Neogen Corp.	83,242	1,810,513
†Omnicell, Inc.	17,288	1,273,607
†Penumbra, Inc.	14,721	5,064,907
†QuidelOrtho Corp.	20,778	1,721,665
†Shockwave Medical, Inc.	14,095	4,022,854
†STAAR Surgical Co.	18,584	976,961
		31,673,031
Health Care Providers & Services–2.30%
†Acadia Healthcare Co., Inc.	35,421	2,820,928
†Amedisys, Inc.	12,543	1,146,932
Chemed Corp.	5,780	3,130,853
Encompass Health Corp.	38,578	2,612,116
†HealthEquity, Inc.	32,892	2,076,801
†Option Care Health, Inc.	63,652	2,068,054
Patterson Cos., Inc.	33,269	1,106,527
†Progyny, Inc.	29,597	1,164,346
†R1 RCM, Inc.	52,894	975,894
†Tenet Healthcare Corp.	39,231	3,192,619
		20,295,070
Health Care REITs–1.13%
Healthcare Realty Trust, Inc. Class A	146,536	2,763,669
Medical Properties Trust, Inc.	230,249	2,132,106

LVIP SSGA Mid-Cap Index Fund-6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	90,173	$ 2,767,409
Physicians Realty Trust	91,735	1,283,373
Sabra Health Care REIT, Inc.	89,012	1,047,671
		9,994,228
Health Care Technology–0.18%
†Doximity, Inc. Class A	45,686	1,554,238
		1,554,238
Hotel & Resort REITs–0.12%
Park Hotels & Resorts, Inc.	82,992	1,063,957
		1,063,957
Hotels, Restaurants & Leisure–3.53%
Aramark	100,284	4,317,226
Boyd Gaming Corp.	29,550	2,049,884
Choice Hotels International, Inc.	10,206	1,199,409
Churchill Downs, Inc.	25,353	3,528,377
†Hilton Grand Vacations, Inc.	29,586	1,344,388
†Light & Wonder, Inc. Class A	35,070	2,411,413
Marriott Vacations Worldwide Corp.	14,169	1,738,820
Papa John's International, Inc.	11,442	844,763
†Penn Entertainment, Inc.	59,314	1,425,315
†Planet Fitness, Inc. Class A	32,695	2,204,951
Texas Roadhouse, Inc.	25,782	2,894,803
Travel & Leisure Co.	29,381	1,185,230
Wendy's Co.	64,899	1,411,553
Wingstop, Inc.	11,533	2,308,445
Wyndham Hotels & Resorts, Inc.	33,046	2,265,964
		31,130,541
Household Durables–1.72%
†Helen of Troy Ltd.	9,238	997,889
KB Home	30,892	1,597,425
Leggett & Platt, Inc.	51,232	1,517,492
†Taylor Morrison Home Corp.	41,980	2,047,365
Tempur Sealy International, Inc.	66,214	2,653,195
Toll Brothers, Inc.	39,622	3,132,911
†TopBuild Corp.	12,217	3,249,966
		15,196,243
Household Products–0.10%
Energizer Holdings, Inc.	25,541	857,667
		857,667
Independent Power and Renewable Electricity Producers–0.18%
Ormat Technologies, Inc.	20,214	1,626,418
		1,626,418
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–1.38%
EastGroup Properties, Inc.	17,142	$ 2,975,851
First Industrial Realty Trust, Inc.	50,861	2,677,323
Rexford Industrial Realty, Inc.	77,315	4,037,390
STAG Industrial, Inc.	69,009	2,476,043
		12,166,607
Insurance–3.85%
American Financial Group, Inc.	26,873	3,191,169
†Brighthouse Financial, Inc.	25,726	1,218,126
CNO Financial Group, Inc.	44,098	1,043,800
First American Financial Corp.	39,720	2,264,834
Hanover Insurance Group, Inc.	13,748	1,553,936
Kemper Corp.	24,632	1,188,740
Kinsale Capital Group, Inc.	8,375	3,133,925
Old Republic International Corp.	104,763	2,636,885
Primerica, Inc.	13,939	2,756,577
Reinsurance Group of America, Inc.	25,603	3,550,880
RenaissanceRe Holdings Ltd.	19,328	3,605,059
RLI Corp.	15,598	2,128,659
Selective Insurance Group, Inc.	23,275	2,233,236
Unum Group	71,276	3,399,865
		33,905,691
Interactive Media & Services–0.52%
†TripAdvisor, Inc.	41,221	679,734
†Ziff Davis, Inc.	18,180	1,273,691
†ZoomInfo Technologies, Inc.	103,712	2,633,248
		4,586,673
IT Services–0.12%
†Kyndryl Holdings, Inc.	78,810	1,046,597
		1,046,597
Leisure Products–1.12%
Brunswick Corp.	27,215	2,357,908
†Mattel, Inc.	136,219	2,661,719
Polaris, Inc.	20,587	2,489,586
†Topgolf Callaway Brands Corp.	53,527	1,062,511
†YETI Holdings, Inc.	33,353	1,295,430
		9,867,154
Life Sciences Tools & Services–1.30%
†Azenta, Inc.	25,089	1,171,154
Bruker Corp.	38,404	2,838,824
†Medpace Holdings, Inc.	9,509	2,283,777

LVIP SSGA Mid-Cap Index Fund-7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen Corp.	19,929	$ 2,819,156
†Sotera Health Co.	37,513	706,745
†Syneos Health, Inc.	39,903	1,681,512
		11,501,168
Machinery–4.83%
AGCO Corp.	23,910	3,142,252
†Chart Industries, Inc.	16,150	2,580,608
Crane Co.	18,522	1,650,681
Crane NXT Co.	18,414	1,039,286
Donaldson Co., Inc.	46,669	2,917,279
Esab Corp.	19,933	1,326,342
Flowserve Corp.	50,480	1,875,332
Graco, Inc.	64,778	5,593,580
ITT, Inc.	31,716	2,956,248
Lincoln Electric Holdings, Inc.	22,155	4,400,648
†Middleby Corp.	20,597	3,044,855
Oshkosh Corp.	25,139	2,176,786
Terex Corp.	26,095	1,561,264
Timken Co.	25,358	2,321,018
Toro Co.	40,128	4,079,011
Watts Water Technologies, Inc. Class A	10,548	1,937,984
		42,603,174
Marine Transportation–0.20%
†Kirby Corp.	23,081	1,776,083
		1,776,083
Media–0.84%
Cable One, Inc.	1,815	1,192,600
New York Times Co. Class A	63,046	2,482,752
Nexstar Media Group, Inc. Class A	13,798	2,298,057
TEGNA, Inc.	86,525	1,405,166
		7,378,575
Metals & Mining–2.37%
Alcoa Corp.	68,672	2,330,041
†Cleveland-Cliffs, Inc.	198,230	3,322,335
Commercial Metals Co.	45,081	2,373,965
†MP Materials Corp.	35,462	811,371
Reliance Steel & Aluminum Co.	22,625	6,144,724
Royal Gold, Inc.	25,276	2,901,179
U.S. Steel Corp.	87,163	2,179,947
Worthington Industries, Inc.	11,607	806,338
		20,869,900
Mortgage Real Estate Investment Trusts (REITs)–0.70%
Annaly Capital Management, Inc.	190,071	3,803,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.	120,081	$ 2,329,571
		6,132,892
Multi-Utilities–0.32%
Black Hills Corp.	25,601	1,542,716
NorthWestern Corp.	23,072	1,309,567
		2,852,283
Office REITs–0.64%
Corporate Office Properties Trust	43,291	1,028,161
Cousins Properties, Inc.	58,389	1,331,269
Highwoods Properties, Inc.	40,516	968,738
Kilroy Realty Corp.	40,574	1,220,872
Vornado Realty Trust	62,080	1,126,131
		5,675,171
Oil, Gas & Consumable Fuels–3.47%
Antero Midstream Corp.	129,206	1,498,790
†Antero Resources Corp.	106,246	2,446,845
Chord Energy Corp.	15,986	2,458,647
†CNX Resources Corp.	63,691	1,128,604
DT Midstream, Inc.	37,283	1,848,118
Equitrans Midstream Corp.	166,712	1,593,767
HF Sinclair Corp.	49,572	2,211,407
Matador Resources Co.	43,566	2,279,373
Murphy Oil Corp.	56,456	2,162,265
Ovintiv, Inc.	94,080	3,581,626
PBF Energy, Inc. Class A	42,207	1,727,954
PDC Energy, Inc.	33,646	2,393,576
Range Resources Corp.	92,839	2,729,467
†Southwestern Energy Co.	423,700	2,546,437
		30,606,876
Paper & Forest Products–0.24%
Louisiana-Pacific Corp.	27,724	2,078,746
		2,078,746
Passenger Airlines–0.13%
†JetBlue Airways Corp.	124,911	1,106,711
		1,106,711
Personal Care Products–0.41%
†BellRing Brands, Inc.	51,101	1,870,297
†Coty, Inc. Class A	141,094	1,734,045
		3,604,342
Pharmaceuticals–0.55%
†Jazz Pharmaceuticals PLC	24,615	3,051,522
Perrigo Co. PLC	52,098	1,768,727
		4,820,249
Professional Services–3.21%
†ASGN, Inc.	18,977	1,435,231

LVIP SSGA Mid-Cap Index Fund-8

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†CACI International, Inc. Class A	8,770	$ 2,989,167
Concentrix Corp.	16,429	1,326,642
†ExlService Holdings, Inc.	12,794	1,932,662
Exponent, Inc.	19,563	1,825,619
†FTI Consulting, Inc.	13,075	2,486,865
Genpact Ltd.	65,193	2,449,301
Insperity, Inc.	13,823	1,644,384
KBR, Inc.	52,223	3,397,628
ManpowerGroup, Inc.	19,408	1,540,995
Maximus, Inc.	23,389	1,976,604
†Paylocity Holding Corp.	15,895	2,933,104
Science Applications International Corp.	20,774	2,336,660
		28,274,862
Real Estate Management & Development–0.32%
†Jones Lang LaSalle, Inc.	18,377	2,863,137
		2,863,137
Residential REITs–0.41%
Apartment Income REIT Corp.	57,399	2,071,530
Independence Realty Trust, Inc.	86,324	1,572,823
		3,644,353
Retail REITs–1.35%
Agree Realty Corp.	35,845	2,343,905
Brixmor Property Group, Inc.	115,630	2,543,860
Kite Realty Group Trust	84,398	1,885,451
NNN REIT, Inc.	70,028	2,996,498
Spirit Realty Capital, Inc.	54,356	2,140,539
		11,910,253
Semiconductors & Semiconductor Equipment–2.63%
†Allegro MicroSystems, Inc.	25,079	1,132,066
Amkor Technology, Inc.	38,744	1,152,634
†Cirrus Logic, Inc.	21,259	1,722,192
†Lattice Semiconductor Corp.	52,963	5,088,155
†MACOM Technology Solutions Holdings, Inc.	19,906	1,304,440
MKS Instruments, Inc.	22,095	2,388,470
Power Integrations, Inc.	22,064	2,088,799
†Silicon Laboratories, Inc.	12,312	1,942,095
†Synaptics, Inc.	15,211	1,298,715
Universal Display Corp.	16,754	2,414,754
†Wolfspeed, Inc.	47,899	2,662,705
		23,195,025
Software–2.67%
†ACI Worldwide, Inc.	41,687	965,888
†Aspen Technology, Inc.	11,232	1,882,596
†Blackbaud, Inc.	17,271	1,229,350
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†CommVault Systems, Inc.	16,920	$ 1,228,730
†Dropbox, Inc. Class A	104,646	2,790,909
†Dynatrace, Inc.	83,417	4,293,473
†Envestnet, Inc.	20,937	1,242,611
†Manhattan Associates, Inc.	23,865	4,770,136
†NCR Corp.	54,288	1,368,058
†Qualys, Inc.	12,919	1,668,747
†Teradata Corp.	38,901	2,077,702
		23,518,200
Specialized REITs–1.98%
CubeSmart	86,444	3,860,589
EPR Properties	28,971	1,355,843
Lamar Advertising Co. Class A	33,662	3,340,953
Life Storage, Inc.	32,739	4,352,977
National Storage Affiliates Trust	31,607	1,100,872
PotlatchDeltic Corp.	30,747	1,624,979
Rayonier, Inc.	57,024	1,790,554
		17,426,767
Specialty Retail–2.98%
†AutoNation, Inc.	12,112	1,993,756
Dick's Sporting Goods, Inc.	23,689	3,131,449
†Five Below, Inc.	21,422	4,210,280
Foot Locker, Inc.	30,485	826,448
†GameStop Corp. Class A	97,328	2,360,204
Gap, Inc.	81,232	725,402
Lithia Motors, Inc.	10,594	3,221,741
Murphy USA, Inc.	7,713	2,399,592
†RH	6,874	2,265,602
Valvoline, Inc.	53,424	2,003,934
Williams-Sonoma, Inc.	25,274	3,162,788
		26,301,196
Technology Hardware, Storage & Peripherals–0.57%
†Super Micro Computer, Inc.	17,570	4,379,323
Xerox Holdings Corp.	44,124	657,006
		5,036,329
Textiles, Apparel & Luxury Goods–2.00%
†Capri Holdings Ltd.	48,380	1,736,358
Carter's, Inc.	14,512	1,053,571
Columbia Sportswear Co.	13,610	1,051,236
†Crocs, Inc.	23,867	2,683,606
†Deckers Outdoor Corp.	10,142	5,351,528
PVH Corp.	24,164	2,053,215
†Skechers USA, Inc. Class A	51,668	2,720,837
†Under Armour, Inc. Class A	71,193	514,013
†Under Armour, Inc. Class C	74,577	500,412
		17,664,776

LVIP SSGA Mid-Cap Index Fund-9

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.55%
GATX Corp.	13,588	$ 1,749,319
MSC Industrial Direct Co., Inc. Class A	18,187	1,732,857
†Univar Solutions, Inc.	60,698	2,175,416
Watsco, Inc.	12,861	4,906,086
WESCO International, Inc.	17,363	3,109,019
		13,672,697
Water Utilities–0.42%
Essential Utilities, Inc.	92,576	3,694,708
		3,694,708
Total Common Stock (Cost $604,788,565)		876,648,764

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,878,571	$ 3,878,571
Total Money Market Fund (Cost $3,878,571)		3,878,571

TOTAL INVESTMENTS–99.89% (Cost $608,667,136)	880,527,335
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	969,838
NET ASSETS APPLICABLE TO 71,181,015 SHARES OUTSTANDING–100.00%	$881,497,173
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($708,116,779 / 57,131,441 Shares)	$12.395
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($173,380,394 / 14,049,574 Shares)	$12.341
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$560,733,722
Distributable earnings/(accumulated loss)	320,763,451
TOTAL NET ASSETS	$881,497,173

† Non-income producing.
★ Includes $288,000 cash collateral held at broker for futures contracts, $32,968 variation margin due from broker on futures contracts, $167,218 payable for fund shares redeemed, $26,366 other accrued expenses payable, $241,817 due to manager and affiliates, $50,586 payable for fund accounting fee and $31,180 Payable for licensing fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
20	E-mini S&P MidCap 400 Index	$5,288,200	$5,163,313	9/15/23	$124,887	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

LVIP SSGA Mid-Cap Index Fund-10

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-11

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,383,141
EXPENSES:
Management fees	1,154,274
Distribution fees-Service Class	202,290
Shareholder servicing fees	123,978
Accounting and administration expenses	91,575
Index fees	85,930
Professional fees	28,979
Trustees’ fees and expenses	15,077
Custodian fees	6,175
Reports and statements to shareholders	5,199
Pricing fees	2,863
Consulting fees	1,456
Other	13,529
1,731,325
Less:
Management fees waived	(21,376)
Total operating expenses	1,709,949
NET INVESTMENT INCOME	5,673,192
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	11,820,220
Futures contracts	229,040
Net realized gain	12,049,260
Net change in unrealized appreciation (depreciation) of:
Investments	54,282,808
Futures contracts	106,973
Net change in unrealized appreciation (depreciation)	54,389,781
NET REALIZED AND UNREALIZED GAIN	66,439,041
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,112,233
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,673,192	$ 10,574,775
Net realized gain	12,049,260	52,434,511
Net change in unrealized appreciation (depreciation)	54,389,781	(207,966,499)
Net increase (decrease) in net assets resulting from operations	72,112,233	(144,957,213)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(91,392,823)
Service Class	—	(19,240,096)
	—	(110,632,919)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	48,826,150	57,947,652
Service Class	19,073,467	29,503,986
Reinvestment of dividends and distributions:
Standard Class	—	91,392,823
Service Class	—	19,240,096
	67,899,617	198,084,557
Cost of shares redeemed:
Standard Class	(93,663,471)	(159,936,409)
Service Class	(13,045,128)	(35,279,402)
	(106,708,599)	(195,215,811)
Increase (decrease) in net assets derived from capital share transactions	(38,808,982)	2,868,746
NET INCREASE (DECREASE) IN NET ASSETS	33,303,251	(252,721,386)
NET ASSETS:
Beginning of period	848,193,922	1,100,915,308
End of period	$ 881,497,173	$ 848,193,922
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-12

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.406	$ 15.167	$ 12.763	$ 12.000	$ 10.712	$ 13.055
Income (loss) from investment operations:
Net investment income[2]	0.081	0.154	0.129	0.124	0.156	0.157
Net realized and unrealized gain (loss)	0.908	(2.279)	2.952	1.371	2.536	(1.494)
Total from investment operations	0.989	(2.125)	3.081	1.495	2.692	(1.337)
Less dividends and distributions from:
Net investment income	—	(0.173)	(0.165)	(0.178)	(0.146)	(0.176)
Net realized gain	—	(1.463)	(0.512)	(0.554)	(1.258)	(0.830)
Total dividends and distributions	—	(1.636)	(0.677)	(0.732)	(1.404)	(1.006)
Net asset value, end of period	$ 12.395	$ 11.406	$ 15.167	$ 12.763	$ 12.000	$ 10.712
Total return[3]	8.67%	(13.40%)	24.37%	13.19%	25.81%	(11.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$708,117	$ 694,216	$916,248	$876,695	$895,140	$ 699,126
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income to average net assets	1.39%	1.19%	0.87%	1.14%	1.30%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%	1.18%	0.87%	1.14%	1.30%	1.20%
Portfolio turnover	9%	14%	23%	32%	22%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-13

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 11.371	$ 15.129	$ 12.736	$ 11.982	$ 10.703	$ 13.053
Income (loss) from investment operations:
Net investment income[2]	0.066	0.121	0.092	0.097	0.126	0.123
Net realized and unrealized gain (loss)	0.904	(2.273)	2.945	1.363	2.532	(1.490)
Total from investment operations	0.970	(2.152)	3.037	1.460	2.658	(1.367)
Less dividends and distributions from:
Net investment income	—	(0.143)	(0.132)	(0.152)	(0.121)	(0.153)
Net realized gain	—	(1.463)	(0.512)	(0.554)	(1.258)	(0.830)
Total dividends and distributions	—	(1.606)	(0.644)	(0.706)	(1.379)	(0.983)
Net asset value, end of period	$ 12.341	$ 11.371	$ 15.129	$ 12.736	$ 11.982	$ 10.703
Total return[3]	8.53%	(13.61%)	24.06%	12.90%	25.50%	(11.59%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,380	$ 153,978	$184,667	$131,707	$105,802	$ 65,730
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	1.14%	0.94%	0.62%	0.89%	1.05%	0.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	0.93%	0.62%	0.89%	1.05%	0.95%
Portfolio turnover	9%	14%	23%	32%	22%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$35,344
Legal	5,670
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,005 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$186,821
Distribution fees payable to LFD	34,552
Shareholder servicing fees payable to Lincoln Life	20,444
LVIP SSGA Mid-Cap Index Fund-16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 80,890,766
Sales	112,423,295
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$608,667,136
Aggregate unrealized appreciation of investments and derivatives	$310,294,002
Aggregate unrealized depreciation of investments and derivatives	(38,308,916)
Net unrealized appreciation of investments and derivatives	$271,985,086
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund-17

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$876,648,764	$—	$—	$876,648,764
Money Market Fund	3,878,571	—	—	3,878,571
Total Investments	$880,527,335	$—	$—	$880,527,335
Derivatives:

Assets:
Futures Contract	$124,887	$—	$—	$124,887
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	4,180,727	4,340,061
Service Class	1,600,520	2,230,506
Shares reinvested:
Standard Class	—	8,351,851
Service Class	—	1,768,666
	5,781,247	16,691,084
Shares redeemed:
Standard Class	(7,911,768)	(12,238,916)
Service Class	(1,092,551)	(2,663,711)
	(9,004,319)	(14,902,627)
Net increase (decrease)	(3,223,072)	1,788,457
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP SSGA Mid-Cap Index Fund-18

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$124,887	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$229,040	$106,973
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,578,614	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Mid-Cap Index Fund-19

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund-20

LVIP SSGA Mid-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Mid-Cap Index Fund-21

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Nasdaq-100 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Nasdaq-100 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,390.70	0.45%	$2.67
Service Class Shares	1,000.00	1,389.00	0.70%	4.15
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
Service Class Shares	1,000.00	1,021.30	0.70%	3.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Nasdaq-100 Index Fund-1

LVIP SSGA Nasdaq-100 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.50%
Automobiles	4.23%
Beverages	2.33%
Biotechnology	3.28%
Broadline Retail	7.60%
Commercial Services & Supplies	0.61%
Communications Equipment	1.37%
Consumer Staples Distribution & Retail	1.91%
Electric Utilities	0.96%
Energy Equipment & Services	0.21%
Entertainment	2.13%
Financial Services	0.48%
Food Products	0.93%
Ground Transportation	0.71%
Health Care Equipment & Supplies	1.78%
Hotels, Restaurants & Leisure	2.09%
Industrial Conglomerates	0.89%
Interactive Media & Services	11.28%
IT Services	0.21%
Life Sciences Tools & Services	0.19%
Machinery	0.28%
Media	1.59%
Oil, Gas & Consumable Fuels	0.15%
Pharmaceuticals	0.27%
Professional Services	1.06%
Real Estate Management & Development	0.24%
Semiconductors & Semiconductor Equipment	18.03%
Software	18.20%
Specialty Retail	0.63%
Technology Hardware, Storage & Peripherals	12.26%
Textiles, Apparel & Luxury Goods	0.30%
Trading Companies & Distributors	0.22%
Wireless Telecommunication Services	1.08%
Money Market Fund	2.29%
Total Investments	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	12.60%
Apple, Inc.	12.26%
NVIDIA Corp.	6.77%
Amazon.com, Inc.	6.68%
Tesla, Inc.	4.14%
Meta Platforms, Inc. Class A	4.11%
Alphabet, Inc. Class A	3.62%
Alphabet, Inc. Class C	3.55%
Broadcom, Inc.	2.34%
PepsiCo, Inc.	1.65%
Total	57.72%

IT–Information Technology

LVIP SSGA Nasdaq-100 Index Fund-2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.50%
Automobiles–4.23%
†Lucid Group, Inc.	13,448	$ 92,657
†Tesla, Inc.	17,912	4,688,824
		4,781,481
Beverages–2.33%
Keurig Dr Pepper, Inc.	10,292	321,831
†Monster Beverage Corp.	7,674	440,795
PepsiCo, Inc.	10,101	1,870,907
		2,633,533
Biotechnology–3.28%
Amgen, Inc.	3,917	869,652
†Biogen, Inc.	1,061	302,226
Gilead Sciences, Inc.	9,145	704,805
†Moderna, Inc.	2,795	339,593
†Regeneron Pharmaceuticals, Inc.	791	568,365
†Seagen, Inc.	1,375	264,633
†Vertex Pharmaceuticals, Inc.	1,888	664,406
		3,713,680
Broadline Retail–7.60%
†Amazon.com, Inc.	57,985	7,558,924
eBay, Inc.	3,920	175,185
JD.com, Inc.ADR	3,329	113,619
†MercadoLibre, Inc.	368	435,933
†PDD Holdings, Inc.ADR	4,477	309,540
		8,593,201
Commercial Services & Supplies–0.61%
Cintas Corp.	746	370,822
†Copart, Inc.	3,500	319,235
		690,057
Communications Equipment–1.37%
Cisco Systems, Inc.	29,877	1,545,836
		1,545,836
Consumer Staples Distribution & Retail–1.91%
Costco Wholesale Corp.	3,251	1,750,273
†Dollar Tree, Inc.	1,616	231,896
Walgreens Boots Alliance, Inc.	6,326	180,228
		2,162,397
Electric Utilities–0.96%
American Electric Power Co., Inc.	3,774	317,771
Constellation Energy Corp.	2,378	217,706
Exelon Corp.	7,292	297,076
Xcel Energy, Inc.	4,035	250,856
		1,083,409
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.21%
Baker Hughes Co.	7,422	$ 234,609
		234,609
Entertainment–2.13%
†Activision Blizzard, Inc.	5,764	485,905
Electronic Arts, Inc.	1,999	259,270
†Netflix, Inc.	3,259	1,435,557
†Warner Bros Discovery, Inc.	17,860	223,965
		2,404,697
Financial Services–0.48%
†PayPal Holdings, Inc.	8,180	545,851
		545,851
Food Products–0.93%
Kraft Heinz Co.	8,998	319,429
Mondelez International, Inc. Class A	9,985	728,306
		1,047,735
Ground Transportation–0.71%
CSX Corp.	14,905	508,260
Old Dominion Freight Line, Inc.	804	297,279
		805,539
Health Care Equipment & Supplies–1.78%
†Align Technology, Inc.	561	198,392
†Dexcom, Inc.	2,842	365,225
GE HealthCare Technologies, Inc.	3,333	270,773
†IDEXX Laboratories, Inc.	609	305,858
†Intuitive Surgical, Inc.	2,569	878,444
		2,018,692
Hotels, Restaurants & Leisure–2.09%
†Airbnb, Inc. Class A	3,024	387,556
†Booking Holdings, Inc.	271	731,789
Marriott International, Inc. Class A	2,234	410,364
Starbucks Corp.	8,405	832,599
		2,362,308
Industrial Conglomerates–0.89%
Honeywell International, Inc.	4,880	1,012,600
		1,012,600
Interactive Media & Services–11.28%
†Alphabet, Inc. Class A	34,221	4,096,254
†Alphabet, Inc. Class C	33,196	4,015,720
†Meta Platforms, Inc. Class A	16,219	4,654,528
		12,766,502
LVIP SSGA Nasdaq-100 Index Fund-3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.21%
Cognizant Technology Solutions Corp. Class A	3,721	$ 242,907
		242,907
Life Sciences Tools & Services–0.19%
†Illumina, Inc.	1,159	217,301
		217,301
Machinery–0.28%
PACCAR, Inc.	3,831	320,463
		320,463
Media–1.59%
†Charter Communications, Inc. Class A	1,104	405,577
Comcast Corp. Class A	30,495	1,267,067
Sirius XM Holdings, Inc.	28,361	128,475
		1,801,119
Oil, Gas & Consumable Fuels–0.15%
Diamondback Energy, Inc.	1,328	174,446
		174,446
Pharmaceuticals–0.27%
AstraZeneca PLC ADR	4,340	310,614
		310,614
Professional Services–1.06%
Automatic Data Processing, Inc.	3,029	665,744
Paychex, Inc.	2,643	295,672
Verisk Analytics, Inc.	1,062	240,044
		1,201,460
Real Estate Management & Development–0.24%
†CoStar Group, Inc.	2,995	266,555
		266,555
Semiconductors & Semiconductor Equipment–18.03%
†Advanced Micro Devices, Inc.	11,806	1,344,822
Analog Devices, Inc.	3,676	716,122
Applied Materials, Inc.	6,157	889,933
ASML Holding NV	643	466,014
Broadcom, Inc.	3,057	2,651,734
†Enphase Energy, Inc.	1,005	168,317
†GLOBALFOUNDRIES, Inc.	4,016	259,353
Intel Corp.	30,580	1,022,595
KLA Corp.	1,006	487,930
Lam Research Corp.	985	633,217
Marvell Technology, Inc.	6,305	376,913
Microchip Technology, Inc.	3,999	358,270
Micron Technology, Inc.	8,024	506,395
NVIDIA Corp.	18,109	7,660,469
NXP Semiconductors NV	1,904	389,711
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	3,166	$ 299,440
QUALCOMM, Inc.	8,167	972,200
Texas Instruments, Inc.	6,655	1,198,033
		20,401,468
Software–18.20%
†Adobe, Inc.	3,363	1,644,473
†ANSYS, Inc.	635	209,722
†Atlassian Corp. Class A	1,114	186,940
†Autodesk, Inc.	1,570	321,238
†Cadence Design Systems, Inc.	1,999	468,806
†Crowdstrike Holdings, Inc. Class A	1,643	241,307
†Datadog, Inc. Class A	2,172	213,681
†Fortinet, Inc.	5,757	435,172
Intuit, Inc.	2,053	940,664
Microsoft Corp.	41,846	14,250,237
†Palo Alto Networks, Inc.	2,242	572,853
†Synopsys, Inc.	1,116	485,918
†Workday, Inc. Class A	1,510	341,094
†Zoom Video Communications, Inc. Class A	1,839	124,831
†Zscaler, Inc.	1,064	155,663
		20,592,599
Specialty Retail–0.63%
†O'Reilly Automotive, Inc.	446	426,064
Ross Stores, Inc.	2,508	281,222
		707,286
Technology Hardware, Storage & Peripherals–12.26%
Apple, Inc.	71,494	13,867,691
		13,867,691
Textiles, Apparel & Luxury Goods–0.30%
†Lululemon Athletica, Inc.	896	339,136
		339,136
Trading Companies & Distributors–0.22%
Fastenal Co.	4,187	246,991
		246,991
Wireless Telecommunication Services–1.08%
†T-Mobile U.S., Inc.	8,797	1,221,903
		1,221,903
Total Common Stock (Cost $94,578,845)		110,314,066

LVIP SSGA Nasdaq-100 Index Fund-4

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	2,590,178	$ 2,590,178
Total Money Market Fund (Cost $2,590,178)		2,590,178

TOTAL INVESTMENTS–99.79% (Cost $97,169,023)	112,904,244
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	232,733
NET ASSETS APPLICABLE TO 10,512,250 SHARES OUTSTANDING–100.00%	$113,136,977
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($90,977,888 / 8,449,781 Shares)	$10.767
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($22,159,089 / 2,062,469 Shares)	$10.744
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$103,516,852
Distributable earnings/(accumulated loss)	9,620,125
TOTAL NET ASSETS	$113,136,977

† Non-income producing.
★ Includes $151,200 cash collateral held at broker for futures contracts, $42,585 variation margin due from broker on futures contracts, $21,790 payable for fund shares redeemed, $4,549 other accrued expenses payable, $32,969 due to manager and affiliates, $13,725 payable for audit fee, $13,297 payable for fund accounting fee and $11,752 Payable for licensing fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
9	E-mini NASDAQ 100	$2,760,660	$2,639,566	9/15/23	$121,094	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-5

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 451,477
Foreign taxes withheld	(884)
450,593
EXPENSES:
Management fees	137,490
Index fees	21,139
Professional fees	18,634
Accounting and administration expenses	18,231
Distribution fees-Service Class	15,907
Shareholder servicing fees	13,749
Trustees’ fees and expenses	1,510
Consulting fees	1,178
Reports and statements to shareholders	1,083
Pricing fees	1,004
Custodian fees	927
Other	3,095
233,947
Less:
Expenses reimbursed	(4,693)
Total operating expenses	229,254
NET INVESTMENT INCOME	221,339
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(995,415)
Futures contracts	553,815
Net realized loss	(441,600)
Net change in unrealized appreciation (depreciation) of:
Investments	31,559,170
Futures contracts	165,378
Net change in unrealized appreciation (depreciation)	31,724,548
NET REALIZED AND UNREALIZED GAIN	31,282,948
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,504,287
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 221,339	$ 384,243
Net realized loss	(441,600)	(5,390,193)
Net change in unrealized appreciation (depreciation)	31,724,548	(33,340,019)
Net increase (decrease) in net assets resulting from operations	31,504,287	(38,345,969)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,648,121)
Service Class	—	(148,006)
	—	(1,796,127)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,762,047	20,133,766
Service Class	13,137,475	5,478,776
Reinvestment of dividends and distributions:
Standard Class	—	1,648,121
Service Class	—	148,006
	14,899,522	27,408,669
Cost of shares redeemed:
Standard Class	(12,194,901)	(17,444,766)
Service Class	(1,819,793)	(5,097,391)
	(14,014,694)	(22,542,157)
Increase in net assets derived from capital share transactions	884,828	4,866,512
NET INCREASE (DECREASE) IN NET ASSETS	32,389,115	(35,275,584)
NET ASSETS:
Beginning of period	80,747,862	116,023,446
End of period	$113,136,977	$ 80,747,862
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-6

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	2/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 7.742	$ 11.766	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.023	0.040	0.020
Net realized and unrealized gain (loss)	3.002	(3.881)	1.916
Total from investment operations	3.025	(3.841)	1.936
Less dividends and distributions from:
Net investment income	—	(0.039)	(0.020)
Net realized gain	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.183)	(0.170)
Net asset value, end of period	$ 10.767	$ 7.742	$ 11.766
Total return[4]	39.07%	(32.72%)	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 90,978	$ 74,220	$106,553
Ratio of expenses to average net assets	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	0.50%	0.44%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.49%	0.43%	0.20%
Portfolio turnover	8%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-7

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended 12/31/22	2/18/21 [1] to 12/31/21

Net asset value, beginning of period	$ 7.735	$ 11.752	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.012	0.017	(0.004)
Net realized and unrealized gain (loss)	2.997	(3.874)	1.916
Total from investment operations	3.009	(3.857)	1.912
Less dividends and distributions from:
Net investment income	—	(0.016)	(0.010)
Net realized gain	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.160)	(0.160)
Net asset value, end of period	$ 10.744	$ 7.735	$ 11.752
Total return[4]	38.90%	(32.89%)	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,159	$ 6,528	$ 9,470
Ratio of expenses to average net assets	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.25%	0.19%	(0.04%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.24%	0.18%	(0.05%)
Portfolio turnover	8%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Nasdaq-100® and Nasdaq-100® Indexes are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Lincoln Financial Investments Corporation ("LFI"), (formerly, Lincoln Investment Advisors Corporation ("LIAC")). The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by LFI, the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2021–December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP SSGA Nasdaq-100 Index Fund-9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.45% of the average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	Total
LFI	$ 4,528	$ 10,963	$ 15,491
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$3,743
Legal	601
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the six months ended June 30, 2023, there were no fees paid by the Fund for these services.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$26,075
Distribution fees payable to LFD	4,134
Printing and mailing fees payable to Lincoln Life	160
Shareholder servicing fees payable to Lincoln Life	2,600
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Nasdaq-100 Index Fund-10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,564,954
Sales	7,950,058
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$97,169,023
Aggregate unrealized appreciation of investments and derivatives	$22,691,134
Aggregate unrealized depreciation of investments and derivatives	(6,834,818)
Net unrealized appreciation of investments and derivatives	$15,856,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$110,314,066	$—	$—	$110,314,066
Money Market Fund	2,590,178	—	—	2,590,178
Total Investments	$112,904,244	$—	$—	$112,904,244
Derivatives:

Assets:
Futures Contract	$121,094	$—	$—	$121,094
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund-11

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	189,178	2,196,315
Service Class	1,420,959	593,767
Shares reinvested:
Standard Class	—	200,999
Service Class	—	18,143
	1,610,137	3,009,224
Shares redeemed:
Standard Class	(1,326,290)	(1,866,754)
Service Class	(202,520)	(573,713)
	(1,528,810)	(2,440,467)
Net increase	81,327	568,757
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$121,094	Receivables and other assets net of liabilities	$—
LVIP SSGA Nasdaq-100 Index Fund-12

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$553,815	$165,378
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,898,519	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund-13

LVIP SSGA Nasdaq-100 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Nasdaq-100 Index Fund-14

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA S&P 500 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,167.70	0.23%	$1.24
Service Class Shares	1,000.00	1,166.20	0.48%	2.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.23%	$1.15
Service Class Shares	1,000.00	1,022.40	0.48%	2.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund-1

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.13%
Aerospace & Defense	1.65%
Air Freight & Logistics	0.58%
Automobile Components	0.10%
Automobiles	2.18%
Banks	2.97%
Beverages	1.66%
Biotechnology	1.90%
Broadline Retail	3.20%
Building Products	0.44%
Capital Markets	2.62%
Chemicals	1.70%
Commercial Services & Supplies	0.50%
Communications Equipment	0.86%
Construction & Engineering	0.08%
Construction Materials	0.16%
Consumer Finance	0.50%
Consumer Staples Distribution & Retail	1.80%
Containers & Packaging	0.22%
Distributors	0.14%
Diversified Telecommunication Services	0.72%
Electric Utilities	1.68%
Electrical Equipment	0.58%
Electronic Equipment, Instruments & Components	0.60%
Energy Equipment & Services	0.35%
Entertainment	1.38%
Financial Services	4.17%
Food Products	1.04%
Gas Utilities	0.04%
Ground Transportation	0.78%
Health Care Equipment & Supplies	2.86%
Health Care Providers & Services	2.86%
Health Care REITs	0.19%
Hotel & Resort REITs	0.03%
Hotels, Restaurants & Leisure	2.05%
Household Durables	0.37%
Household Products	1.37%
Independent Power and Renewable Electricity Producers	0.04%
Industrial Conglomerates	0.84%
Industrial REITs	0.30%
Insurance	2.04%
Interactive Media & Services	5.27%
IT Services	1.15%
Leisure Products	0.02%
Life Sciences Tools & Services	1.57%
Security Type/Sector	Percentage of Net Assets
Machinery	1.76%
Media	0.74%
Metals & Mining	0.40%
Multi-Utilities	0.72%
Office REITs	0.07%
Oil, Gas & Consumable Fuels	3.72%
Passenger Airlines	0.24%
Personal Care Products	0.12%
Pharmaceuticals	4.11%
Professional Services	0.72%
Real Estate Management & Development	0.16%
Residential REITs	0.34%
Retail REITs	0.28%
Semiconductors & Semiconductor Equipment	7.31%
Software	10.22%
Specialized REITs	1.10%
Specialty Retail	2.08%
Technology Hardware, Storage & Peripherals	7.89%
Textiles, Apparel & Luxury Goods	0.42%
Tobacco	0.62%
Trading Companies & Distributors	0.27%
Water Utilities	0.07%
Wireless Telecommunication Services	0.21%
Money Market Fund	0.80%
Total Investments	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple, Inc.	7.65%
Microsoft Corp.	6.75%
Amazon.com, Inc.	3.11%
NVIDIA Corp.	2.79%
Alphabet, Inc. Class A	1.90%
Tesla, Inc.	1.88%
Meta Platforms, Inc. Class A	1.69%
Alphabet, Inc. Class C	1.65%
Berkshire Hathaway, Inc. Class B	1.62%
UnitedHealth Group, Inc.	1.19%
Total	30.23%

LVIP SSGA S&P 500 Index Fund-2

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP SSGA S&P 500 Index Fund-3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Aerospace & Defense–1.65%
†Axon Enterprise, Inc.	17,000	$ 3,317,040
†Boeing Co.	139,489	29,454,497
General Dynamics Corp.	55,680	11,979,552
Howmet Aerospace, Inc.	91,460	4,532,758
Huntington Ingalls Industries, Inc.	9,900	2,253,240
L3Harris Technologies, Inc.	46,906	9,182,788
Lockheed Martin Corp.	55,602	25,598,049
Northrop Grumman Corp.	35,133	16,013,621
Raytheon Technologies Corp.	360,671	35,331,331
Textron, Inc.	49,922	3,376,225
TransDigm Group, Inc.	12,900	11,534,793
		152,573,894
Air Freight & Logistics–0.58%
CH Robinson Worldwide, Inc.	28,427	2,682,087
Expeditors International of Washington, Inc.	37,076	4,491,016
FedEx Corp.	56,903	14,106,254
United Parcel Service, Inc. Class B	179,024	32,090,052
		53,369,409
Automobile Components–0.10%
†Aptiv PLC	66,724	6,811,853
BorgWarner, Inc.	58,798	2,875,810
		9,687,663
Automobiles–2.18%
Ford Motor Co.	972,502	14,713,955
General Motors Co.	342,006	13,187,752
†Tesla, Inc.	665,000	174,077,050
		201,978,757
Banks–2.97%
Bank of America Corp.	1,711,401	49,100,095
Citigroup, Inc.	480,162	22,106,658
Citizens Financial Group, Inc.	119,500	3,116,560
Comerica, Inc.	30,052	1,273,003
Fifth Third Bancorp	170,067	4,457,456
Huntington Bancshares, Inc.	358,720	3,867,002
JPMorgan Chase & Co.	721,360	104,914,598
KeyCorp	230,994	2,134,385
M&T Bank Corp.	41,024	5,077,130
PNC Financial Services Group, Inc.	98,146	12,361,489
Regions Financial Corp.	232,314	4,139,835
Truist Financial Corp.	328,742	9,977,320
U.S. Bancorp	345,156	11,403,954
Wells Fargo & Co.	927,482	39,584,932
Zions Bancorp NA	36,642	984,204
		274,498,621
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–1.66%
Brown-Forman Corp. Class B	44,150	$ 2,948,337
Coca-Cola Co.	960,697	57,853,173
Constellation Brands, Inc. Class A	39,935	9,829,202
Keurig Dr Pepper, Inc.	208,400	6,516,668
Molson Coors Beverage Co. Class B	45,417	2,990,255
†Monster Beverage Corp.	188,602	10,833,299
PepsiCo, Inc.	340,075	62,988,692
		153,959,626
Biotechnology–1.90%
AbbVie, Inc.	435,449	58,668,044
Amgen, Inc.	131,857	29,274,891
†Biogen, Inc.	35,749	10,183,103
Gilead Sciences, Inc.	307,849	23,725,922
†Incyte Corp.	45,900	2,857,275
†Moderna, Inc.	80,500	9,780,750
†Regeneron Pharmaceuticals, Inc.	26,662	19,157,713
†Vertex Pharmaceuticals, Inc.	63,700	22,416,667
		176,064,365
Broadline Retail–3.20%
†Amazon.com, Inc.	2,203,460	287,243,046
eBay, Inc.	132,344	5,914,453
†Etsy, Inc.	30,400	2,572,144
		295,729,643
Building Products–0.44%
A O Smith Corp.	30,300	2,205,234
Allegion PLC	21,125	2,535,423
Carrier Global Corp.	206,061	10,243,292
Johnson Controls International PLC	169,789	11,569,422
Masco Corp.	54,421	3,122,677
Trane Technologies PLC	56,475	10,801,409
		40,477,457
Capital Markets–2.62%
Ameriprise Financial, Inc.	25,782	8,563,749
Bank of New York Mellon Corp.	175,903	7,831,202
BlackRock, Inc.	36,991	25,565,960
Cboe Global Markets, Inc.	26,100	3,602,061
Charles Schwab Corp.	366,525	20,774,637
CME Group, Inc.	88,653	16,426,514
FactSet Research Systems, Inc.	9,500	3,806,175
Franklin Resources, Inc.	67,456	1,801,750
Goldman Sachs Group, Inc.	82,086	26,476,018
Intercontinental Exchange, Inc.	138,530	15,664,972
Invesco Ltd.	107,539	1,807,731
LVIP SSGA S&P 500 Index Fund-4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	9,300	$ 2,431,206
Moody's Corp.	39,042	13,575,684
Morgan Stanley	321,588	27,463,615
MSCI, Inc.	19,800	9,291,942
Nasdaq, Inc.	84,331	4,203,900
Northern Trust Corp.	51,884	3,846,680
Raymond James Financial, Inc.	47,050	4,882,379
S&P Global, Inc.	81,037	32,486,923
State Street Corp.	81,590	5,970,756
T Rowe Price Group, Inc.	55,935	6,265,839
		242,739,693
Chemicals–1.70%
Air Products & Chemicals, Inc.	54,999	16,473,851
Albemarle Corp.	29,200	6,514,228
Celanese Corp.	24,000	2,779,200
CF Industries Holdings, Inc.	48,690	3,380,060
Corteva, Inc.	175,927	10,080,617
Dow, Inc.	174,627	9,300,634
DuPont de Nemours, Inc.	113,349	8,097,653
Eastman Chemical Co.	29,327	2,455,257
Ecolab, Inc.	61,257	11,436,069
FMC Corp.	31,301	3,265,946
International Flavors & Fragrances, Inc.	63,604	5,062,242
Linde PLC	120,880	46,064,950
LyondellBasell Industries NV Class A	62,580	5,746,721
Mosaic Co.	81,947	2,868,145
PPG Industries, Inc.	58,156	8,624,535
Sherwin-Williams Co.	57,748	15,333,249
		157,483,357
Commercial Services & Supplies–0.50%
Cintas Corp.	21,308	10,591,780
†Copart, Inc.	105,900	9,659,139
Republic Services, Inc.	50,737	7,771,386
Rollins, Inc.	58,125	2,489,494
Waste Management, Inc.	91,171	15,810,875
		46,322,674
Communications Equipment–0.86%
†Arista Networks, Inc.	61,900	10,031,514
Cisco Systems, Inc.	1,011,024	52,310,382
†F5, Inc.	14,796	2,164,063
Juniper Networks, Inc.	81,304	2,547,254
Motorola Solutions, Inc.	41,502	12,171,707
		79,224,920
Construction & Engineering–0.08%
Quanta Services, Inc.	35,687	7,010,711
		7,010,711
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.16%
Martin Marietta Materials, Inc.	15,300	$ 7,063,857
Vulcan Materials Co.	32,863	7,408,635
		14,472,492
Consumer Finance–0.50%
American Express Co.	146,750	25,563,850
Capital One Financial Corp.	94,230	10,305,935
Discover Financial Services	62,111	7,257,670
Synchrony Financial	105,768	3,587,651
		46,715,106
Consumer Staples Distribution & Retail–1.80%
Costco Wholesale Corp.	109,448	58,924,614
Dollar General Corp.	53,729	9,122,110
†Dollar Tree, Inc.	51,283	7,359,111
Kroger Co.	161,246	7,578,562
Sysco Corp.	125,418	9,306,016
Target Corp.	114,238	15,067,992
Walgreens Boots Alliance, Inc.	178,662	5,090,080
Walmart, Inc.	346,195	54,414,930
		166,863,415
Containers & Packaging–0.22%
Amcor PLC	369,408	3,686,692
Avery Dennison Corp.	20,143	3,460,567
Ball Corp.	78,056	4,543,640
International Paper Co.	85,901	2,732,511
Packaging Corp. of America	22,200	2,933,952
Sealed Air Corp.	33,997	1,359,880
Westrock Co.	63,918	1,858,096
		20,575,338
Distributors–0.14%
Genuine Parts Co.	34,641	5,862,296
LKQ Corp.	61,700	3,595,259
Pool Corp.	9,700	3,634,008
		13,091,563
Diversified Telecommunication Services–0.72%
AT&T, Inc.	1,764,640	28,146,008
Verizon Communications, Inc.	1,037,758	38,594,220
		66,740,228
Electric Utilities–1.68%
Alliant Energy Corp.	63,000	3,306,240
American Electric Power Co., Inc.	127,378	10,725,228
Constellation Energy Corp.	80,318	7,353,113
Duke Energy Corp.	189,948	17,045,934
Edison International	95,304	6,618,863
Entergy Corp.	50,772	4,943,670

LVIP SSGA S&P 500 Index Fund-5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	56,999	$ 3,329,882
Eversource Energy	86,974	6,168,196
Exelon Corp.	245,456	9,999,877
FirstEnergy Corp.	135,406	5,264,585
NextEra Energy, Inc.	500,032	37,102,374
NRG Energy, Inc.	57,855	2,163,198
†PG&E Corp.	401,900	6,944,832
Pinnacle West Capital Corp.	27,883	2,271,349
PPL Corp.	183,498	4,855,357
Southern Co.	268,826	18,885,027
Xcel Energy, Inc.	136,877	8,509,643
		155,487,368
Electrical Equipment–0.58%
AMETEK, Inc.	56,900	9,210,972
Eaton Corp. PLC	98,617	19,831,879
Emerson Electric Co.	141,430	12,783,858
†Generac Holdings, Inc.	15,000	2,236,950
Rockwell Automation, Inc.	28,390	9,353,085
		53,416,744
Electronic Equipment, Instruments & Components–0.60%
Amphenol Corp. Class A	147,264	12,510,077
CDW Corp.	33,300	6,110,550
Corning, Inc.	190,060	6,659,702
†Keysight Technologies, Inc.	44,000	7,367,800
TE Connectivity Ltd.	78,011	10,934,022
†Teledyne Technologies, Inc.	11,697	4,808,754
†Trimble, Inc.	61,100	3,234,634
†Zebra Technologies Corp. Class A	12,800	3,786,624
		55,412,163
Energy Equipment & Services–0.35%
Baker Hughes Co.	251,297	7,943,498
Halliburton Co.	222,737	7,348,094
Schlumberger NV	352,673	17,323,298
		32,614,890
Entertainment–1.38%
†Activision Blizzard, Inc.	177,000	14,921,100
Electronic Arts, Inc.	64,279	8,336,986
†Live Nation Entertainment, Inc.	35,500	3,234,405
†Netflix, Inc.	109,700	48,321,753
†Take-Two Interactive Software, Inc.	39,500	5,812,820
†Walt Disney Co.	451,035	40,268,405
†Warner Bros Discovery, Inc.	552,313	6,926,005
		127,821,474
Financial Services–4.17%
†Berkshire Hathaway, Inc. Class B	440,169	150,097,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	146,189	$ 7,996,538
†Fiserv, Inc.	152,224	19,203,058
†FleetCor Technologies, Inc.	18,300	4,594,764
Global Payments, Inc.	64,645	6,368,825
Jack Henry & Associates, Inc.	17,600	2,945,008
Mastercard, Inc. Class A	206,520	81,224,316
†PayPal Holdings, Inc.	274,944	18,347,013
Visa, Inc. Class A	399,428	94,856,162
		385,633,313
Food Products–1.04%
Archer-Daniels-Midland Co.	134,723	10,179,670
Bunge Ltd.	37,200	3,509,820
Campbell Soup Co.	48,350	2,210,079
Conagra Brands, Inc.	118,652	4,000,945
General Mills, Inc.	145,312	11,145,430
Hershey Co.	36,330	9,071,601
Hormel Foods Corp.	71,672	2,882,648
J M Smucker Co.	26,547	3,920,195
Kellogg Co.	63,677	4,291,830
Kraft Heinz Co.	196,924	6,990,802
Lamb Weston Holdings, Inc.	36,100	4,149,695
McCormick & Co., Inc.	62,538	5,455,190
Mondelez International, Inc. Class A	336,208	24,523,012
Tyson Foods, Inc. Class A	71,050	3,626,392
		95,957,309
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	4,060,266
		4,060,266
Ground Transportation–0.78%
CSX Corp.	500,912	17,081,099
JB Hunt Transport Services, Inc.	20,600	3,729,218
Norfolk Southern Corp.	56,332	12,773,845
Old Dominion Freight Line, Inc.	22,200	8,208,450
Union Pacific Corp.	150,502	30,795,719
		72,588,331
Health Care Equipment & Supplies–2.86%
Abbott Laboratories	429,280	46,800,106
†Align Technology, Inc.	17,600	6,224,064
Baxter International, Inc.	125,822	5,732,450
Becton Dickinson & Co.	70,013	18,484,132
†Boston Scientific Corp.	355,787	19,244,519
Cooper Cos., Inc.	12,300	4,716,189
DENTSPLY SIRONA, Inc.	52,975	2,120,059
†Dexcom, Inc.	95,700	12,298,407
†Edwards Lifesciences Corp.	149,148	14,069,131

LVIP SSGA S&P 500 Index Fund-6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	90,649	$ 7,364,325
†Hologic, Inc.	61,400	4,971,558
†IDEXX Laboratories, Inc.	20,500	10,295,715
†Insulet Corp.	17,300	4,988,282
†Intuitive Surgical, Inc.	86,507	29,580,203
Medtronic PLC	328,396	28,931,688
ResMed, Inc.	36,300	7,931,550
STERIS PLC	24,700	5,557,006
Stryker Corp.	83,412	25,448,167
Teleflex, Inc.	11,800	2,855,954
Zimmer Biomet Holdings, Inc.	51,590	7,511,504
		265,125,009
Health Care Providers & Services–2.86%
AmerisourceBergen Corp.	39,978	7,692,967
Cardinal Health, Inc.	62,961	5,954,222
†Centene Corp.	135,774	9,157,956
Cigna Group	73,002	20,484,361
CVS Health Corp.	316,442	21,875,635
†DaVita, Inc.	13,328	1,339,064
Elevance Health, Inc.	58,488	25,985,634
HCA Healthcare, Inc.	50,800	15,416,784
†Henry Schein, Inc.	32,400	2,627,640
Humana, Inc.	30,932	13,830,625
Laboratory Corp. of America Holdings	22,047	5,320,603
McKesson Corp.	33,394	14,269,590
†Molina Healthcare, Inc.	14,500	4,367,980
Quest Diagnostics, Inc.	27,611	3,881,002
UnitedHealth Group, Inc.	229,846	110,473,181
Universal Health Services, Inc. Class B	15,000	2,366,550
		265,043,794
Health Care REITs–0.19%
Healthpeak Properties, Inc.	137,323	2,760,192
Ventas, Inc.	99,495	4,703,129
Welltower, Inc.	123,201	9,965,729
		17,429,050
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	172,851	2,909,082
		2,909,082
Hotels, Restaurants & Leisure–2.05%
†Booking Holdings, Inc.	9,075	24,505,495
†Caesars Entertainment, Inc.	53,000	2,701,410
†Carnival Corp.	251,591	4,737,459
†Chipotle Mexican Grill, Inc.	6,822	14,592,258
Darden Restaurants, Inc.	29,830	4,983,996
Domino's Pizza, Inc.	8,700	2,931,813
†Expedia Group, Inc.	35,249	3,855,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	65,500	$ 9,533,525
†Las Vegas Sands Corp.	81,800	4,744,400
Marriott International, Inc. Class A	63,427	11,650,906
McDonald's Corp.	180,218	53,778,853
MGM Resorts International	74,700	3,280,824
†Norwegian Cruise Line Holdings Ltd.	105,800	2,303,266
†Royal Caribbean Cruises Ltd.	54,300	5,633,082
Starbucks Corp.	283,006	28,034,574
Wynn Resorts Ltd.	24,850	2,624,409
Yum! Brands, Inc.	69,124	9,577,130
		189,469,288
Household Durables–0.37%
DR Horton, Inc.	76,774	9,342,628
Garmin Ltd.	38,124	3,975,952
Lennar Corp. Class A	62,643	7,849,795
†Mohawk Industries, Inc.	12,200	1,258,552
Newell Brands, Inc.	88,503	769,976
†NVR, Inc.	750	4,762,965
PulteGroup, Inc.	54,841	4,260,049
Whirlpool Corp.	13,908	2,069,371
		34,289,288
Household Products–1.37%
Church & Dwight Co., Inc.	60,800	6,093,984
Clorox Co.	30,785	4,896,046
Colgate-Palmolive Co.	204,352	15,743,278
Kimberly-Clark Corp.	83,531	11,532,290
Procter & Gamble Co.	581,831	88,287,036
		126,552,634
Independent Power and Renewable Electricity Producers–0.04%
AES Corp.	166,115	3,443,564
		3,443,564
Industrial Conglomerates–0.84%
3M Co.	136,483	13,660,583
General Electric Co.	268,847	29,532,843
Honeywell International, Inc.	164,372	34,107,190
		77,300,616
Industrial REITs–0.30%
Prologis, Inc.	227,922	27,950,075
		27,950,075
Insurance–2.04%
Aflac, Inc.	134,922	9,417,556
Allstate Corp.	64,872	7,073,643
American International Group, Inc.	177,644	10,221,636
Aon PLC Class A	50,354	17,382,201

LVIP SSGA S&P 500 Index Fund-7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Arch Capital Group Ltd.	92,300	$ 6,908,655
Arthur J Gallagher & Co.	53,100	11,659,167
Assurant, Inc.	13,216	1,661,515
Brown & Brown, Inc.	58,300	4,013,372
Chubb Ltd.	102,246	19,688,490
Cincinnati Financial Corp.	39,075	3,802,779
Everest Re Group Ltd.	9,700	3,316,042
Globe Life, Inc.	21,979	2,409,338
Hartford Financial Services Group, Inc.	76,789	5,530,344
✱Lincoln National Corp.	33,936	874,191
Loews Corp.	47,108	2,797,273
Marsh & McLennan Cos., Inc.	122,069	22,958,737
MetLife, Inc.	157,715	8,915,629
Principal Financial Group, Inc.	55,733	4,226,791
Progressive Corp.	144,318	19,103,374
Prudential Financial, Inc.	90,325	7,968,471
Travelers Cos., Inc.	57,106	9,917,028
W R Berkley Corp.	50,500	3,007,780
Willis Towers Watson PLC	26,301	6,193,885
		189,047,897
Interactive Media & Services–5.27%
†Alphabet, Inc. Class A	1,466,500	175,540,050
†Alphabet, Inc. Class C	1,261,460	152,598,816
†Match Group, Inc.	69,000	2,887,650
†Meta Platforms, Inc. Class A	546,000	156,691,080
		487,717,596
IT Services–1.15%
Accenture PLC Class A	155,867	48,097,439
†Akamai Technologies, Inc.	37,703	3,388,369
Cognizant Technology Solutions Corp. Class A	125,216	8,174,100
†DXC Technology Co.	52,950	1,414,824
†EPAM Systems, Inc.	14,300	3,213,925
†Gartner, Inc.	19,500	6,831,045
International Business Machines Corp.	224,363	30,022,013
†VeriSign, Inc.	22,387	5,058,790
		106,200,505
Leisure Products–0.02%
Hasbro, Inc.	32,584	2,110,466
		2,110,466
Life Sciences Tools & Services–1.57%
Agilent Technologies, Inc.	73,037	8,782,699
†Bio-Rad Laboratories, Inc. Class A	5,300	2,009,336
Bio-Techne Corp.	38,100	3,110,103
†Charles River Laboratories International, Inc.	12,200	2,565,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Danaher Corp.	163,901	$ 39,336,240
†Illumina, Inc.	39,300	7,368,357
†IQVIA Holdings, Inc.	45,900	10,316,943
†Mettler-Toledo International, Inc.	5,400	7,082,856
Revvity, Inc.	31,375	3,727,036
Thermo Fisher Scientific, Inc.	95,253	49,698,253
†Waters Corp.	14,816	3,949,057
West Pharmaceutical Services, Inc.	18,300	6,999,201
		144,945,131
Machinery–1.76%
Caterpillar, Inc.	127,281	31,317,490
Cummins, Inc.	34,929	8,563,194
Deere & Co.	66,700	27,026,173
Dover Corp.	34,851	5,145,750
Fortive Corp.	87,971	6,577,592
IDEX Corp.	18,800	4,046,888
Illinois Tool Works, Inc.	68,119	17,040,649
Ingersoll Rand, Inc.	99,881	6,528,222
Nordson Corp.	13,300	3,300,794
Otis Worldwide Corp.	102,280	9,103,943
PACCAR, Inc.	129,032	10,793,527
Parker-Hannifin Corp.	31,782	12,396,251
Pentair PLC	40,494	2,615,912
Snap-on, Inc.	13,075	3,768,084
Stanley Black & Decker, Inc.	36,640	3,433,535
Westinghouse Air Brake Technologies Corp.	44,409	4,870,335
Xylem, Inc.	59,473	6,697,849
		163,226,188
Media–0.74%
†Charter Communications, Inc. Class A	25,500	9,367,935
Comcast Corp. Class A	1,028,244	42,723,538
Fox Corp. Class A	97,185	3,234,099
Interpublic Group of Cos., Inc.	96,480	3,722,198
News Corp. Class A	118,390	2,314,061
Omnicom Group, Inc.	49,397	4,700,125
Paramount Global Class B	125,000	1,988,750
		68,050,706
Metals & Mining–0.40%
Freeport-McMoRan, Inc.	354,661	14,186,440
Newmont Corp.	196,132	8,366,991
Nucor Corp.	62,143	10,190,209
Steel Dynamics, Inc.	38,900	4,237,377
		36,981,017

LVIP SSGA S&P 500 Index Fund-8

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.72%
Ameren Corp.	64,501	$ 5,267,797
CenterPoint Energy, Inc.	156,735	4,568,825
CMS Energy Corp.	72,438	4,255,733
Consolidated Edison, Inc.	84,912	7,676,045
Dominion Energy, Inc.	206,352	10,686,970
DTE Energy Co.	48,292	5,313,086
NiSource, Inc.	101,995	2,789,563
Public Service Enterprise Group, Inc.	123,189	7,712,863
Sempra Energy	77,888	11,339,714
WEC Energy Group, Inc.	77,858	6,870,190
		66,480,786
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	39,000	4,426,110
Boston Properties, Inc.	33,712	1,941,474
		6,367,584
Oil, Gas & Consumable Fuels–3.72%
APA Corp.	76,326	2,608,059
Chevron Corp.	430,116	67,678,753
ConocoPhillips	298,952	30,974,417
Coterra Energy, Inc.	183,896	4,652,569
Devon Energy Corp.	157,114	7,594,891
Diamondback Energy, Inc.	44,800	5,884,928
EOG Resources, Inc.	144,102	16,491,033
EQT Corp.	89,300	3,672,909
Exxon Mobil Corp.	998,010	107,036,572
Hess Corp.	68,420	9,301,699
Kinder Morgan, Inc.	488,081	8,404,755
Marathon Oil Corp.	152,829	3,518,124
Marathon Petroleum Corp.	104,330	12,164,878
Occidental Petroleum Corp.	176,438	10,374,554
ONEOK, Inc.	110,477	6,818,640
Phillips 66	112,771	10,756,098
Pioneer Natural Resources Co.	57,414	11,895,033
Targa Resources Corp.	56,300	4,284,430
Valero Energy Corp.	88,745	10,409,788
Williams Cos., Inc.	300,718	9,812,428
		344,334,558
Passenger Airlines–0.24%
†Alaska Air Group, Inc.	29,800	1,584,764
†American Airlines Group, Inc.	161,600	2,899,104
†Delta Air Lines, Inc.	159,900	7,601,646
Southwest Airlines Co.	147,981	5,358,392
†United Airlines Holdings, Inc.	81,200	4,455,444
		21,899,350
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.12%
Estee Lauder Cos., Inc. Class A	57,367	$ 11,265,731
		11,265,731
Pharmaceuticals–4.11%
Bristol-Myers Squibb Co.	519,066	33,194,271
†Catalent, Inc.	44,600	1,933,856
Eli Lilly & Co.	194,528	91,229,741
Johnson & Johnson	641,481	106,177,935
Merck & Co., Inc.	626,381	72,278,104
Organon & Co.	62,938	1,309,740
Pfizer, Inc.	1,394,748	51,159,357
Viatris, Inc.	300,351	2,997,503
Zoetis, Inc.	114,321	19,687,219
		379,967,726
Professional Services–0.72%
Automatic Data Processing, Inc.	102,268	22,477,484
Broadridge Financial Solutions, Inc.	29,300	4,852,959
†Ceridian HCM Holding, Inc.	38,000	2,544,860
Equifax, Inc.	30,518	7,180,885
Jacobs Solutions, Inc.	31,434	3,737,188
Leidos Holdings, Inc.	33,900	2,999,472
Paychex, Inc.	79,176	8,857,419
Paycom Software, Inc.	12,000	3,854,880
Robert Half International, Inc.	25,517	1,919,389
Verisk Analytics, Inc.	35,500	8,024,065
		66,448,601
Real Estate Management & Development–0.16%
†CBRE Group, Inc. Class A	76,876	6,204,662
†CoStar Group, Inc.	101,500	9,033,500
		15,238,162
Residential REITs–0.34%
AvalonBay Communities, Inc.	34,848	6,595,681
Camden Property Trust	25,600	2,787,072
Equity Residential	84,842	5,597,027
Essex Property Trust, Inc.	16,000	3,748,800
Invitation Homes, Inc.	144,600	4,974,240
Mid-America Apartment Communities, Inc.	28,700	4,358,382
UDR, Inc.	76,600	3,290,736
		31,351,938
Retail REITs–0.28%
Federal Realty Investment Trust	18,400	1,780,568
Kimco Realty Corp.	153,145	3,020,019
Realty Income Corp.	165,300	9,883,287
Regency Centers Corp.	36,900	2,279,313

LVIP SSGA S&P 500 Index Fund-9

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Simon Property Group, Inc.	80,748	$ 9,324,779
		26,287,966
Semiconductors & Semiconductor Equipment–7.31%
†Advanced Micro Devices, Inc.	397,483	45,277,288
Analog Devices, Inc.	124,823	24,316,769
Applied Materials, Inc.	208,653	30,158,705
Broadcom, Inc.	102,885	89,245,536
†Enphase Energy, Inc.	33,900	5,677,572
†First Solar, Inc.	24,700	4,695,223
Intel Corp.	1,026,728	34,333,784
KLA Corp.	33,821	16,403,861
Lam Research Corp.	33,250	21,375,095
Microchip Technology, Inc.	135,506	12,139,983
Micron Technology, Inc.	270,759	17,087,600
Monolithic Power Systems, Inc.	11,200	6,050,576
NVIDIA Corp.	610,440	258,228,329
NXP Semiconductors NV	64,300	13,160,924
†ON Semiconductor Corp.	106,600	10,082,228
†Qorvo, Inc.	23,900	2,438,517
QUALCOMM, Inc.	275,024	32,738,857
Skyworks Solutions, Inc.	39,500	4,372,255
†SolarEdge Technologies, Inc.	13,900	3,739,795
Teradyne, Inc.	38,300	4,263,939
Texas Instruments, Inc.	224,024	40,328,800
		676,115,636
Software–10.22%
†Adobe, Inc.	113,200	55,353,668
†ANSYS, Inc.	21,400	7,067,778
†Autodesk, Inc.	52,603	10,763,100
†Cadence Design Systems, Inc.	67,200	15,759,744
†Fair Isaac Corp.	6,200	5,017,102
†Fortinet, Inc.	160,900	12,162,431
Gen Digital, Inc.	142,825	2,649,404
Intuit, Inc.	69,240	31,725,076
Microsoft Corp.	1,835,388	625,023,029
Oracle Corp.	379,878	45,239,671
†Palo Alto Networks, Inc.	74,600	19,061,046
†PTC, Inc.	25,800	3,671,340
Roper Technologies, Inc.	26,264	12,627,731
†Salesforce, Inc.	241,636	51,048,021
†ServiceNow, Inc.	50,300	28,267,091
†Synopsys, Inc.	37,500	16,327,875
†Tyler Technologies, Inc.	10,100	4,206,347
		945,970,454
Specialized REITs–1.10%
American Tower Corp.	115,003	22,303,682
Crown Castle, Inc.	107,265	12,221,774
Digital Realty Trust, Inc.	71,800	8,175,866
Equinix, Inc.	22,942	17,985,151
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	33,400	$ 4,971,590
Four Corners Property Trust, Inc.	1	25
Iron Mountain, Inc.	72,200	4,102,404
Public Storage	39,151	11,427,394
SBA Communications Corp.	27,000	6,257,520
VICI Properties, Inc.	247,900	7,791,497
Weyerhaeuser Co.	182,707	6,122,512
		101,359,415
Specialty Retail–2.08%
Advance Auto Parts, Inc.	14,500	1,019,350
†AutoZone, Inc.	4,527	11,287,441
Bath & Body Works, Inc.	56,643	2,124,113
Best Buy Co., Inc.	48,077	3,939,910
†CarMax, Inc.	39,109	3,273,423
Home Depot, Inc.	249,985	77,655,340
Lowe's Cos., Inc.	147,297	33,244,933
†O'Reilly Automotive, Inc.	14,957	14,288,422
Ross Stores, Inc.	84,626	9,489,113
TJX Cos., Inc.	284,892	24,155,993
Tractor Supply Co.	27,100	5,991,810
†Ulta Beauty, Inc.	12,400	5,835,378
		192,305,226
Technology Hardware, Storage & Peripherals–7.89%
Apple, Inc.	3,649,556	707,904,377
Hewlett Packard Enterprise Co.	319,376	5,365,517
HP, Inc.	215,676	6,623,410
NetApp, Inc.	53,543	4,090,685
Seagate Technology Holdings PLC	47,572	2,943,280
†Western Digital Corp.	77,134	2,925,693
		729,852,962
Textiles, Apparel & Luxury Goods–0.42%
NIKE, Inc. Class B	304,468	33,604,133
Ralph Lauren Corp.	10,472	1,291,198
Tapestry, Inc.	58,234	2,492,415
VF Corp.	78,252	1,493,831
		38,881,577
Tobacco–0.62%
Altria Group, Inc.	440,601	19,959,225
Philip Morris International, Inc.	383,116	37,399,784
		57,359,009
Trading Companies & Distributors–0.27%
Fastenal Co.	140,906	8,312,045
United Rentals, Inc.	17,000	7,571,290
WW Grainger, Inc.	11,053	8,716,285
		24,599,620

LVIP SSGA S&P 500 Index Fund-10

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.07%
American Water Works Co., Inc.	48,200	$ 6,880,550
		6,880,550
Wireless Telecommunication Services–0.21%
†T-Mobile U.S., Inc.	142,015	19,725,883
		19,725,883
Total Common Stock (Cost $2,844,048,243)		9,173,055,430

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.80%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	73,496,258	$ 73,496,258
Total Money Market Fund (Cost $73,496,258)		73,496,258

TOTAL INVESTMENTS–99.93% (Cost $2,917,544,501)	9,246,551,688
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	6,827,564
NET ASSETS APPLICABLE TO 362,906,492 SHARES OUTSTANDING–100.00%	$9,253,379,252
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($7,278,744,993 / 285,301,413 Shares)	$25.512
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,974,634,259 / 77,605,079 Shares)	$25.445
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,175,865,014
Distributable earnings/(accumulated loss)	7,077,514,238
TOTAL NET ASSETS	$9,253,379,252

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
★ Includes $4,211,201 cash collateral held at broker for futures contracts, $987,013 variation margin due from broker on futures contracts, $3,590,166 payable for fund shares redeemed, $267,023 other accrued expenses payable, $1,853,455 due to manager and affiliates and $438,589 payable for fund accounting fee as of June 30, 2023.

The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
376	E-mini S&P 500 Index	$84,379,100	$82,612,895	9/15/23	$1,766,205	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

LVIP SSGA S&P 500 Index Fund-11

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-12

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 78,286,139
Foreign taxes withheld	(20,594)
78,265,545
EXPENSES:
Management fees	7,538,677
Distribution fees-Service Class	2,278,463
Shareholder servicing fees	1,312,457
Accounting and administration expenses	865,777
Index fees	450,207
Trustees’ fees and expenses	158,587
Professional fees	114,228
Reports and statements to shareholders	54,263
Custodian fees	20,194
Pricing fees	4,343
Consulting fees	4,327
Other	107,330
12,908,853
Less:
Management fees waived	(9,917)
Total operating expenses	12,898,936
NET INVESTMENT INCOME	65,366,609
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(51,024)
Sale of unaffiliated investments	535,847,767
Futures contracts	5,794,582
Net realized gain	541,591,325
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(254,666)
Unaffiliated investments	792,545,939
Futures contracts	4,973,874
Net change in unrealized appreciation (depreciation)	797,265,147
NET REALIZED AND UNREALIZED GAIN	1,338,856,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,404,223,081
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 65,366,609	$ 127,726,071
Net realized gain	541,591,325	248,026,164
Net change in unrealized appreciation (depreciation)	797,265,147	(2,428,773,827)
Net increase (decrease) in net assets resulting from operations	1,404,223,081	(2,053,021,592)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(798,812,033)
Service Class	—	(187,784,343)
	—	(986,596,376)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	310,462,027	659,728,266
Service Class	109,321,089	242,183,580
Reinvestment of dividends and distributions:
Standard Class	—	798,812,033
Service Class	—	187,784,343
	419,783,116	1,888,508,222
Cost of shares redeemed:
Standard Class	(1,371,080,294)	(1,034,136,689)
Service Class	(149,292,429)	(284,055,686)
	(1,520,372,723)	(1,318,192,375)
Increase (decrease) in net assets derived from capital share transactions	(1,100,589,607)	570,315,847
NET INCREASE (DECREASE) IN NET ASSETS	303,633,474	(2,469,302,121)
NET ASSETS:
Beginning of period	8,949,745,778	11,419,047,899
End of period	$ 9,253,379,252	$ 8,949,745,778
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-13

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 21.849	$ 30.085	$ 24.087	$ 20.989	$ 16.898	$ 18.385
Income (loss) from investment operations:
Net investment income[2]	0.173	0.349	0.314	0.330	0.343	0.320
Net realized and unrealized gain (loss)	3.490	(5.904)	6.493	3.424	4.863	(1.110)
Total from investment operations	3.663	(5.555)	6.807	3.754	5.206	(0.790)
Less dividends and distributions from:
Net investment income	—	(0.353)	(0.357)	(0.350)	(0.334)	(0.349)
Net realized gain	—	(2.328)	(0.452)	(0.306)	(0.781)	(0.348)
Total dividends and distributions	—	(2.681)	(0.809)	(0.656)	(1.115)	(0.697)
Net asset value, end of period	$ 25.512	$ 21.849	$ 30.085	$ 24.087	$ 20.989	$ 16.898
Total return[3]	16.77%	(18.31%)	28.42%	18.03%	31.20%	(4.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,278,745	$7,219,554	$9,250,241	$8,511,057	$7,701,580	$5,750,684
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.24%
Ratio of net investment income to average net assets	1.50%	1.38%	1.15%	1.58%	1.76%	1.69%
Portfolio turnover	1%	2%	2%	7%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-14

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 21.818	$ 30.051	$ 24.065	$ 20.977	$ 16.894	$ 18.378
Income (loss) from investment operations:
Net investment income[2]	0.144	0.284	0.246	0.277	0.294	0.272
Net realized and unrealized gain (loss)	3.483	(5.895)	6.481	3.414	4.857	(1.107)
Total from investment operations	3.627	(5.611)	6.727	3.691	5.151	(0.835)
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.289)	(0.297)	(0.287)	(0.301)
Net realized gain	—	(2.328)	(0.452)	(0.306)	(0.781)	(0.348)
Total dividends and distributions	—	(2.622)	(0.741)	(0.603)	(1.068)	(0.649)
Net asset value, end of period	$ 25.445	$ 21.818	$ 30.051	$ 24.065	$ 20.977	$ 16.894
Total return[3]	16.62%	(18.51%)	28.10%	17.74%	30.87%	(4.88%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,974,634	$1,730,192	$2,168,807	$1,770,490	$1,523,447	$1,155,288
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	1.25%	1.13%	0.90%	1.33%	1.51%	1.44%
Portfolio turnover	1%	2%	2%	7%	3%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current
LVIP SSGA S&P 500 Index Fund-16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 Billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$374,001
Legal	60,004
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,570 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA S&P 500 Index Fund-17

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,240,179
Distribution fees payable to LFD	397,134
Shareholder servicing fees payable to Lincoln Life	216,142
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.01%@
Insurance-0.01% @
Lincoln National Corp.	$1,414,226	$—	$234,345	$(51,024)	$(254,666)	$—	$874,191	33,936	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 110,138,407
Sales	1,104,712,273
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,917,544,501
Aggregate unrealized appreciation of investments and derivatives	$6,435,108,780
Aggregate unrealized depreciation of investments and derivatives	(104,335,388)
Net unrealized appreciation of investments and derivatives	$6,330,773,392
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA S&P 500 Index Fund-18

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$9,173,055,430	$—	$—	$9,173,055,430
Money Market Fund	73,496,258	—	—	73,496,258
Total Investments	$9,246,551,688	$—	$—	$9,246,551,688
Derivatives:

Assets:
Futures Contract	$1,766,205	$—	$—	$1,766,205
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	13,374,285	26,376,214
Service Class	4,656,095	9,578,195
Shares reinvested:
Standard Class	—	36,680,149
Service Class	—	8,657,769
	18,030,380	81,292,327
Shares redeemed:
Standard Class	(58,496,398)	(40,100,616)
Service Class	(6,351,097)	(11,107,420)
	(64,847,495)	(51,208,036)
Net increase (decrease)	(46,817,115)	30,084,291
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA S&P 500 Index Fund-19

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,766,205	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,794,582	$4,973,874
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$91,315,055	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA S&P 500 Index Fund-20

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund-21

LVIP SSGA S&P 500 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA S&P 500 Index Fund-22

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Short-Term Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,014.20	0.36%	$1.80
Service Class Shares	1,000.00	1,013.00	0.61%	3.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund-1

LVIP SSGA Short-Term Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	97.74%
Advertising	0.18%
Aerospace & Defense	1.52%
Agriculture	1.39%
Airlines	0.09%
Apparel	0.33%
Auto Manufacturers	3.55%
Auto Parts & Equipment	0.22%
Banks	33.36%
Beverages	0.95%
Biotechnology	1.16%
Building Materials	0.58%
Chemicals	0.81%
Commercial Services	0.97%
Computers	3.04%
Cosmetics & Personal Care	0.61%
Distribution/Wholesale	0.05%
Diversified Financial Services	4.98%
Electric	4.42%
Electronics	0.81%
Entertainment	0.30%
Environmental Control	0.17%
Food	1.05%
Forest Products & Paper	0.09%
Gas	0.43%
Hand Machine Tools	0.24%
Health Care Products	1.19%
Health Care Services	2.11%
Home Builders	0.17%
Household Products Ware	0.09%
Insurance	1.44%
Internet	2.04%
Investment Companies	1.06%
Iron & Steel	0.40%
Leisure Time	0.17%
Lodging	0.31%
Machinery Construction & Mining	0.91%
Machinery Diversified	1.38%
Media	1.78%
Mining	0.22%
Miscellaneous Manufacturing	0.30%
Office Business Equipment	0.22%
Oil & Gas	3.11%
Oil & Gas Services	0.12%
Packaging & Containers	0.38%
Pharmaceuticals	4.20%
Security Type/Sector	Percentage of Net Assets
Pipelines	2.56%
Private Equity	0.12%
Real Estate	0.05%
Real Estate Investment Trusts	2.77%
Retail	2.12%
Semiconductors	1.73%
Software	2.61%
Telecommunications	1.87%
Toys Games Hobby	0.12%
Transportation	0.89%
Supranational Banks	0.45%
Money Market Fund	2.84%
Total Investments	101.03%
Liabilities Net of Receivables and Other Assets	(1.03%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Credit Quality Ratings (as a % of fixed income investments)#
AAA	1.95%
AA	16.93%
A	44.75%
BBB	36.30%
Non-Rated	0.07%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund-2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.74%
Advertising–0.18%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$ 485,568
		485,568
Aerospace & Defense–1.52%
Boeing Co.
2.20% 2/4/26	1,000,000	917,808
2.25% 6/15/26	250,000	227,475
3.10% 5/1/26	350,000	328,799
4.88% 5/1/25	1,000,000	985,789
General Dynamics Corp.
3.25% 4/1/25	250,000	241,697
3.50% 5/15/25	500,000	485,490
Lockheed Martin Corp. 3.55% 1/15/26	350,000	339,445
Northrop Grumman Corp. 2.93% 1/15/25	350,000	336,339
Raytheon Technologies Corp.
3.95% 8/16/25	250,000	244,949
5.00% 2/27/26	55,000	54,928
		4,162,719
Agriculture–1.39%
Altria Group, Inc. 2.35% 5/6/25	350,000	329,370
BAT Capital Corp. 3.22% 8/15/24	700,000	679,322
BAT International Finance PLC 1.67% 3/25/26	500,000	449,535
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	322,020
Philip Morris International, Inc.
0.88% 5/1/26	250,000	222,986
1.50% 5/1/25	350,000	327,337
3.38% 8/11/25	250,000	240,810
4.88% 2/13/26	490,000	486,532
5.00% 11/17/25	120,000	119,381
5.13% 11/15/24	125,000	124,423
Reynolds American, Inc.
4.45% 6/12/25	250,000	242,935
4.85% 9/15/23	250,000	249,347
		3,793,998
Airlines–0.09%
Southwest Airlines Co. 5.25% 5/4/25	250,000	247,332
		247,332
Apparel–0.33%
NIKE, Inc. 2.40% 3/27/25	350,000	334,715
PVH Corp. 4.63% 7/10/25	250,000	241,743
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
Ralph Lauren Corp. 3.75% 9/15/25	350,000	$ 337,598
		914,056
Auto Manufacturers–3.55%
American Honda Finance Corp.
1.00% 9/10/25	350,000	319,234
1.20% 7/8/25	500,000	460,103
1.50% 1/13/25	200,000	188,469
4.60% 4/17/25	750,000	740,115
4.75% 1/12/26	125,000	124,405
General Motors Financial Co., Inc.
1.20% 10/15/24	235,000	221,058
1.50% 6/10/26	350,000	309,757
2.75% 6/20/25	500,000	471,012
2.90% 2/26/25	250,000	237,208
3.80% 4/7/25	95,000	91,609
4.30% 7/13/25	250,000	242,478
4.35% 4/9/25	250,000	243,461
5.25% 3/1/26	500,000	492,424
5.40% 4/6/26	185,000	182,883
6.05% 10/10/25	950,000	951,662
PACCAR Financial Corp.
0.50% 8/9/24	140,000	132,536
0.90% 11/8/24	100,000	93,904
2.85% 4/7/25	200,000	191,421
3.55% 8/11/25	350,000	339,336
4.45% 3/30/26	200,000	198,346
4.95% 10/3/25	100,000	99,358
Toyota Motor Credit Corp.
0.63% 9/13/24	440,000	415,552
0.80% 10/16/25	350,000	317,033
1.13% 6/18/26	250,000	223,738
1.45% 1/13/25	150,000	141,483
1.80% 2/13/25	250,000	236,553
3.00% 4/1/25	500,000	480,962
3.65% 8/18/25	500,000	483,131
3.95% 6/30/25	175,000	171,175
4.40% 9/20/24	250,000	246,886
4.45% 5/18/26	250,000	246,299
4.80% 1/10/25	200,000	198,564
5.40% 11/10/25	200,000	201,304
		9,693,459
Auto Parts & Equipment–0.22%
Magna International, Inc.
4.15% 10/1/25	350,000	339,254
5.98% 3/21/26	250,000	250,115
		589,369
LVIP SSGA Short-Term Bond Index Fund-3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–33.36%
Australia & New Zealand Banking Group Ltd. 3.70% 11/16/25	250,000	$ 240,747
Banco Bilbao Vizcaya Argentaria SA
1.13% 9/18/25	250,000	225,062
μ5.86% 9/14/26	200,000	197,260
Banco Santander SA
1.85% 3/25/26	200,000	178,920
2.75% 5/28/25	350,000	328,579
3.50% 3/24/25	200,000	191,478
5.15% 8/18/25	450,000	441,967
5.18% 11/19/25	250,000	242,792
Bank of America Corp.
μ0.98% 9/25/25	500,000	469,760
μ1.20% 10/24/26	500,000	449,897
μ1.32% 6/19/26	1,250,000	1,145,023
μ1.53% 12/6/25	400,000	373,924
μ1.66% 3/11/27	250,000	224,970
μ2.02% 2/13/26	250,000	234,117
μ2.46% 10/22/25	500,000	477,401
μ3.37% 1/23/26	500,000	479,056
μ3.38% 4/2/26	600,000	575,103
3.50% 4/19/26	1,000,000	959,252
3.88% 8/1/25	1,100,000	1,068,787
3.95% 4/21/25	250,000	242,098
4.00% 1/22/25	500,000	486,247
4.20% 8/26/24	250,000	245,312
4.45% 3/3/26	350,000	340,174
μ4.83% 7/22/26	500,000	491,479
μ5.08% 1/20/27	650,000	640,028
Bank of Montreal
0.63% 7/9/24	1,180,000	1,120,746
1.50% 1/10/25	395,000	371,216
3.70% 6/7/25	205,000	197,895
4.25% 9/14/24	200,000	196,060
5.20% 12/12/24	225,000	223,117
5.30% 6/5/26	250,000	249,419
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	311,499
0.85% 10/25/24	400,000	375,411
2.80% 5/4/26	250,000	235,140
3.35% 4/25/25	250,000	240,392
μ4.41% 7/24/26	595,000	582,340
μ4.95% 4/26/27	615,000	607,413
Bank of Nova Scotia
0.65% 7/31/24	420,000	397,874
1.05% 3/2/26	350,000	311,655
1.45% 1/10/25	190,000	177,970
3.45% 4/11/25	300,000	288,842
4.50% 12/16/25	250,000	241,313
4.75% 2/2/26	350,000	344,570
5.25% 12/6/24	210,000	208,136
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
5.45% 6/12/25	250,000	$ 248,712
Barclays PLC
μ2.85% 5/7/26	350,000	327,804
3.65% 3/16/25	250,000	239,633
4.38% 1/12/26	500,000	480,291
μ5.30% 8/9/26	350,000	341,421
μ5.83% 5/9/27	875,000	863,103
μ7.33% 11/2/26	500,000	511,169
BNP Paribas SA 4.25% 10/15/24	250,000	243,247
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	226,955
1.00% 10/18/24	380,000	357,903
3.30% 4/7/25	70,000	67,208
3.95% 8/4/25	350,000	338,417
5.14% 4/28/25	250,000	247,936
Citigroup, Inc.
μ1.12% 1/28/27	750,000	668,579
μ1.28% 11/3/25	500,000	468,386
μ2.01% 1/25/26	500,000	469,697
μ3.11% 4/8/26	500,000	477,348
μ3.29% 3/17/26	500,000	478,157
3.40% 5/1/26	350,000	332,855
4.40% 6/10/25	1,000,000	971,323
4.60% 3/9/26	250,000	242,037
5.50% 9/13/25	250,000	248,553
μ5.61% 9/29/26	1,000,000	998,640
μCitizens Bank NA 6.06% 10/24/25	250,000	236,931
Commonwealth Bank of Australia 5.32% 3/13/26	250,000	250,690
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	235,065
3.88% 8/22/24	335,000	328,138
4.38% 8/4/25	350,000	337,799
5.00% 1/13/25	250,000	248,016
Credit Suisse AG
2.95% 4/9/25	600,000	563,834
3.63% 9/9/24	500,000	481,506
3.70% 2/21/25	375,000	358,352
7.95% 1/9/25	250,000	255,061
Deutsche Bank AG
1.69% 3/19/26	750,000	675,435
μ2.13% 11/24/26	250,000	222,430
μ3.96% 11/26/25	500,000	476,742
4.16% 5/13/25	155,000	149,305
μ6.12% 7/14/26	415,000	410,380
Fifth Third Bancorp 2.38% 1/28/25	250,000	233,962
Fifth Third Bank NA
3.95% 7/28/25	250,000	238,366

LVIP SSGA Short-Term Bond Index Fund-4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank NA (continued)
μ5.85% 10/27/25	250,000	$ 243,525
Goldman Sachs Group, Inc.
μ3.27% 9/29/25	1,000,000	966,173
3.50% 1/23/25	350,000	337,707
3.50% 4/1/25	1,250,000	1,200,738
3.75% 5/22/25	850,000	820,387
3.85% 7/8/24	500,000	490,318
4.25% 10/21/25	1,000,000	963,670
5.70% 11/1/24	385,000	384,354
HSBC Holdings PLC
μ1.65% 4/18/26	350,000	322,382
μ2.63% 11/7/25	750,000	712,431
μ3.00% 3/10/26	200,000	189,612
3.90% 5/25/26	500,000	476,449
μ4.18% 12/9/25	500,000	485,350
4.25% 8/18/25	350,000	336,156
μ4.29% 9/12/26	1,000,000	961,710
μ7.34% 11/3/26	250,000	257,338
HSBC USA, Inc. 5.63% 3/17/25	250,000	248,884
Huntington Bancshares, Inc. 2.63% 8/6/24	250,000	239,152
μING Groep NV 3.87% 3/28/26	650,000	624,214
JPMorgan Chase & Co.
μ0.77% 8/9/25	415,000	390,861
μ1.05% 11/19/26	250,000	223,932
μ1.56% 12/10/25	600,000	561,779
μ1.58% 4/22/27	1,000,000	898,213
μ2.08% 4/22/26	2,050,000	1,919,829
μ2.30% 10/15/25	750,000	714,684
μ2.60% 2/24/26	500,000	474,122
3.20% 6/15/26	250,000	238,215
3.90% 7/15/25	250,000	243,705
μ3.96% 1/29/27	500,000	480,731
μ4.08% 4/26/26	750,000	728,823
μ5.55% 12/15/25	750,000	746,831
7.75% 7/15/25	250,000	259,139
KeyBank NA
3.30% 6/1/25	250,000	228,918
4.15% 8/8/25	500,000	462,048
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	309,582
μ2.44% 2/5/26	250,000	235,367
μ3.51% 3/18/26	250,000	237,951
μ3.87% 7/9/25	350,000	340,896
4.45% 5/8/25	250,000	242,220
4.58% 12/10/25	250,000	239,415
4.65% 3/24/26	250,000	238,755
μ4.72% 8/11/26	200,000	194,316
Manufacturers & Traders Trust Co.
4.65% 1/27/26	250,000	238,803
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Manufacturers & Traders Trust Co. (continued)
5.40% 11/21/25	400,000	$ 387,584
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	250,000	233,258
1.41% 7/17/25	250,000	228,895
2.19% 2/25/25	1,000,000	942,354
2.80% 7/18/24	500,000	484,211
3.78% 3/2/25	250,000	242,115
3.85% 3/1/26	350,000	335,339
μ4.79% 7/18/25	400,000	394,257
μ5.06% 9/12/25	550,000	543,343
μMizuho Financial Group, Inc.
1.23% 5/22/27	350,000	307,524
2.23% 5/25/26	250,000	231,814
Morgan Stanley
μ0.99% 12/10/26	1,250,000	1,114,508
μ1.16% 10/21/25	1,245,000	1,163,609
μ1.59% 5/4/27	500,000	447,609
μ2.19% 4/28/26	500,000	469,354
3.70% 10/23/24	250,000	244,046
3.88% 1/27/26	500,000	482,655
4.00% 7/23/25	850,000	825,250
μ4.68% 7/17/26	460,000	451,392
μ5.05% 1/28/27	200,000	198,334
μ6.14% 10/16/26	1,000,000	1,010,083
Morgan Stanley Bank NA 4.75% 4/21/26	300,000	295,582
National Australia Bank Ltd. 3.38% 1/14/26	250,000	239,582
National Bank of Canada
0.75% 8/6/24	250,000	235,844
5.25% 1/17/25	250,000	247,768
NatWest Group PLC
μ3.75% 11/1/29	600,000	563,212
4.80% 4/5/26	250,000	242,660
μ5.85% 3/2/27	250,000	247,262
Northern Trust Corp. 3.95% 10/30/25	350,000	337,247
PNC Bank NA
2.50% 8/27/24	250,000	239,535
3.25% 6/1/25	350,000	333,536
μPNC Financial Services Group, Inc.
4.76% 1/26/27	115,000	112,392
5.67% 10/28/25	500,000	495,849
5.81% 6/12/26	145,000	144,118
Royal Bank of Canada
0.65% 7/29/24	400,000	379,008
0.75% 10/7/24	250,000	234,679
1.15% 6/10/25	500,000	461,552
1.60% 1/21/25	400,000	376,015
2.55% 7/16/24	350,000	339,229

LVIP SSGA Short-Term Bond Index Fund-5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
3.38% 4/14/25	250,000	$ 240,669
4.88% 1/12/26	750,000	741,722
4.95% 4/25/25	535,000	528,129
5.66% 10/25/24	250,000	249,899
Santander Holdings USA, Inc.
3.45% 6/2/25	250,000	235,745
μ5.81% 9/9/26	90,000	88,393
μSantander U.K. Group Holdings PLC 1.53% 8/21/26	250,000	222,599
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	222,852
1.47% 7/8/25	750,000	688,774
2.45% 9/27/24	250,000	239,462
2.70% 7/16/24	500,000	483,779
3.78% 3/9/26	150,000	143,371
5.46% 1/13/26	635,000	632,880
Synchrony Bank 5.40% 8/22/25	250,000	239,247
Toronto-Dominion Bank
0.70% 9/10/24	500,000	471,411
0.75% 9/11/25	350,000	316,868
1.15% 6/12/25	250,000	230,391
1.25% 12/13/24	130,000	122,352
1.45% 1/10/25	200,000	188,263
3.77% 6/6/25	250,000	242,380
4.29% 9/13/24	200,000	196,432
5.10% 1/9/26	350,000	348,614
Truist Bank
1.50% 3/10/25	500,000	461,816
2.15% 12/6/24	500,000	471,441
3.30% 5/15/26	250,000	229,216
3.63% 9/16/25	350,000	326,989
Truist Financial Corp.
1.20% 8/5/25	350,000	317,159
μ1.27% 3/2/27	350,000	308,648
3.70% 6/5/25	250,000	239,640
4.00% 5/1/25	250,000	241,378
μ5.90% 10/28/26	370,000	366,750
μ6.05% 6/8/27	115,000	115,048
U.S. Bancorp
1.45% 5/12/25	250,000	233,131
3.60% 9/11/24	750,000	728,883
3.95% 11/17/25	250,000	240,329
μ5.73% 10/21/26	315,000	314,819
U.S. Bank NA 2.80% 1/27/25	350,000	334,087
UBS Group AG
3.75% 3/26/25	600,000	574,140
4.55% 4/17/26	250,000	240,291
Wells Fargo & Co.
μ2.16% 2/11/26	500,000	470,835
μ2.19% 4/30/26	500,000	468,469
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ2.41% 10/30/25	250,000	$ 238,052
3.00% 2/19/25	500,000	479,883
3.00% 4/22/26	750,000	705,224
•3.20% (LIBOR03M + 1.43%) 6/17/27	500,000	470,105
3.30% 9/9/24	500,000	487,081
3.55% 9/29/25	750,000	718,838
μ3.91% 4/25/26	940,000	908,775
4.10% 6/3/26	500,000	479,702
μ4.54% 8/15/26	600,000	586,254
Westpac Banking Corp.
1.02% 11/18/24	165,000	155,256
1.15% 6/3/26	250,000	222,955
2.35% 2/19/25	400,000	381,692
2.85% 5/13/26	500,000	470,448
3.74% 8/26/25	350,000	339,192
5.35% 10/18/24	190,000	189,742
		91,144,616
Beverages–0.95%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	750,000	726,425
Constellation Brands, Inc. 4.40% 11/15/25	250,000	244,819
Diageo Capital PLC
1.38% 9/29/25	500,000	459,913
2.13% 10/24/24	250,000	239,105
PepsiCo, Inc.
2.85% 2/24/26	250,000	238,162
3.50% 7/17/25	250,000	243,104
4.55% 2/13/26	450,000	448,643
		2,600,171
Biotechnology–1.16%
Amgen, Inc.
1.90% 2/21/25	250,000	235,810
3.13% 5/1/25	750,000	718,348
5.25% 3/2/25	105,000	104,445
5.51% 3/2/26	330,000	329,339
Biogen, Inc. 4.05% 9/15/25	350,000	338,645
Gilead Sciences, Inc.
3.50% 2/1/25	750,000	727,228
3.65% 3/1/26	500,000	481,006
Royalty Pharma PLC 1.20% 9/2/25	250,000	225,464
		3,160,285
Building Materials–0.58%
Carrier Global Corp. 2.24% 2/15/25	250,000	236,439

LVIP SSGA Short-Term Bond Index Fund-6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Fortune Brands Home & Security, Inc. 4.00% 6/15/25	250,000	$ 241,974
φJohnson Controls International PLC 3.63% 7/2/24	250,000	245,020
Lennox International, Inc. 1.35% 8/1/25	250,000	227,879
Owens Corning 4.20% 12/1/24	150,000	146,778
Trane Technologies Luxembourg Finance SA 3.50% 3/21/26	150,000	143,161
Vulcan Materials Co. 5.80% 3/1/26	335,000	335,050
		1,576,301
Chemicals–0.81%
Air Products & Chemicals, Inc. 1.50% 10/15/25	250,000	230,670
Celanese U.S. Holdings LLC
5.90% 7/5/24	250,000	249,469
6.05% 3/15/25	250,000	248,978
EIDP, Inc.
1.70% 7/15/25	250,000	232,351
4.50% 5/15/26	180,000	176,721
Linde, Inc.
4.70% 12/5/25	150,000	148,849
4.80% 12/5/24	150,000	148,873
LYB International Finance III LLC 1.25% 10/1/25	350,000	316,482
Nutrien Ltd.
5.90% 11/7/24	50,000	50,015
5.95% 11/7/25	55,000	55,329
PPG Industries, Inc. 1.20% 3/15/26	250,000	223,938
Sherwin-Williams Co.
4.05% 8/8/24	70,000	68,865
4.25% 8/8/25	70,000	68,541
		2,219,081
Commercial Services–0.97%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	338,398
Equifax, Inc.
2.60% 12/1/24	250,000	238,098
2.60% 12/15/25	250,000	232,574
Global Payments, Inc.
1.20% 3/1/26	250,000	222,169
1.50% 11/15/24	110,000	103,368
2.65% 2/15/25	250,000	237,107
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	233,951
2.40% 10/1/24	350,000	336,330
Quanta Services, Inc. 0.95% 10/1/24	500,000	469,831
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	$ 242,614
		2,654,440
Computers–3.04%
Apple, Inc.
0.55% 8/20/25	500,000	456,725
1.13% 5/11/25	500,000	465,844
1.80% 9/11/24	700,000	673,296
2.75% 1/13/25	1,000,000	964,194
3.25% 2/23/26	750,000	722,273
4.42% 5/8/26	180,000	179,226
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,000,000	1,016,409
Fortinet, Inc. 1.00% 3/15/26	250,000	222,988
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	240,955
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	227,706
4.90% 10/15/25	500,000	493,782
5.90% 10/1/24	250,000	250,072
6.10% 4/1/26	250,000	250,645
HP, Inc. 2.20% 6/17/25	250,000	235,145
International Business Machines Corp.
3.30% 5/15/26	500,000	476,573
4.00% 7/27/25	200,000	195,485
4.50% 2/6/26	500,000	492,893
7.00% 10/30/25	250,000	260,195
NetApp, Inc. 1.88% 6/22/25	250,000	232,288
Western Digital Corp. 4.75% 2/15/26	250,000	238,129
		8,294,823
Cosmetics & Personal Care–0.61%
Colgate-Palmolive Co.
3.10% 8/15/25	65,000	62,578
4.80% 3/2/26	440,000	441,575
Haleon U.K. Capital PLC 3.13% 3/24/25	400,000	382,181
Procter & Gamble Co.
0.55% 10/29/25	350,000	317,147
2.70% 2/2/26	250,000	239,315
4.10% 1/26/26	125,000	123,480
Unilever Capital Corp. 0.63% 8/12/24	100,000	94,704
		1,660,980
Distribution/Wholesale–0.05%
WW Grainger, Inc. 1.85% 2/15/25	150,000	142,415
		142,415

LVIP SSGA Short-Term Bond Index Fund-7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–4.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	$ 354,232
1.65% 10/29/24	580,000	545,031
1.75% 10/29/24	285,000	267,666
3.50% 1/15/25	350,000	335,093
4.45% 10/1/25	250,000	240,477
Air Lease Corp.
0.80% 8/18/24	85,000	80,063
2.30% 2/1/25	150,000	141,049
2.88% 1/15/26	350,000	323,763
3.38% 7/1/25	250,000	236,943
Ally Financial, Inc.
4.63% 3/30/25	250,000	240,667
5.80% 5/1/25	500,000	491,493
American Express Co.
2.25% 3/4/25	950,000	899,752
3.00% 10/30/24	500,000	482,018
3.95% 8/1/25	850,000	824,977
4.90% 2/13/26	85,000	84,127
μ4.99% 5/1/26	250,000	246,895
Ameriprise Financial, Inc. 3.00% 4/2/25	250,000	238,013
Capital One Financial Corp.
μ2.64% 3/3/26	870,000	812,383
3.30% 10/30/24	200,000	192,165
4.20% 10/29/25	350,000	334,566
μ4.99% 7/24/26	450,000	436,163
Charles Schwab Corp.
1.15% 5/13/26	350,000	309,732
3.45% 2/13/26	250,000	237,951
3.63% 4/1/25	200,000	192,253
3.85% 5/21/25	250,000	240,616
CME Group, Inc. 3.00% 3/15/25	250,000	240,836
Discover Financial Services
3.75% 3/4/25	350,000	333,240
4.50% 1/30/26	350,000	335,158
Intercontinental Exchange, Inc.
3.65% 5/23/25	195,000	190,811
3.75% 12/1/25	350,000	339,551
Mastercard, Inc. 2.00% 3/3/25	500,000	475,240
Nasdaq, Inc. 5.65% 6/28/25	95,000	95,274
Nomura Holdings, Inc.
2.65% 1/16/25	350,000	331,342
5.10% 7/3/25	500,000	490,692
5.71% 1/9/26	200,000	198,215
Synchrony Financial
4.25% 8/15/24	250,000	241,033
4.50% 7/23/25	250,000	235,682
4.88% 6/13/25	130,000	123,525
Visa, Inc. 3.15% 12/14/25	1,000,000	958,530
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Western Union Co. 2.85% 1/10/25	250,000	$ 237,789
		13,615,006
Electric–4.42%
Ameren Corp. 2.50% 9/15/24	250,000	239,563
American Electric Power Co., Inc. 5.70% 8/15/25	340,000	337,702
Avangrid, Inc. 3.20% 4/15/25	350,000	332,746
Berkshire Hathaway Energy Co.
3.50% 2/1/25	150,000	144,931
4.05% 4/15/25	250,000	244,010
Black Hills Corp. 1.04% 8/23/24	190,000	179,477
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	237,946
Dominion Energy, Inc.
3.30% 3/15/25	250,000	239,348
3.90% 10/1/25	350,000	337,153
DTE Energy Co.
1.05% 6/1/25	250,000	228,982
φ2.53% 10/1/24	200,000	191,502
φ4.22% 11/1/24	175,000	171,082
Duke Energy Corp.
0.90% 9/15/25	250,000	227,539
5.00% 12/8/25	90,000	89,361
Edison International
3.55% 11/15/24	250,000	241,604
4.70% 8/15/25	200,000	195,365
Entergy Corp. 0.90% 9/15/25	750,000	673,576
Entergy Louisiana LLC 0.95% 10/1/24	190,000	179,100
Eversource Energy
0.80% 8/15/25	350,000	315,154
4.75% 5/15/26	125,000	122,510
Exelon Corp. 3.95% 6/15/25	250,000	241,728
Florida Power & Light Co.
2.85% 4/1/25	700,000	672,370
4.45% 5/15/26	125,000	123,694
Georgia Power Co. 3.25% 4/1/26	250,000	237,022
MidAmerican Energy Co. 3.50% 10/15/24	250,000	243,280
National Rural Utilities Cooperative Finance Corp.
1.00% 10/18/24	65,000	61,149
1.00% 6/15/26	250,000	221,379
3.25% 11/1/25	250,000	237,767
4.45% 3/13/26	320,000	315,067
5.45% 10/30/25	100,000	100,035

LVIP SSGA Short-Term Bond Index Fund-8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
4.26% 9/1/24	175,000	$ 172,114
4.45% 6/20/25	120,000	117,717
6.05% 3/1/25	675,000	677,538
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	316,280
Pacific Gas & Electric Co.
2.95% 3/1/26	350,000	317,162
3.15% 1/1/26	250,000	231,974
3.45% 7/1/25	250,000	236,043
4.95% 6/8/25	50,000	48,463
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	227,693
Sempra Energy 3.30% 4/1/25	245,000	234,953
Southern California Edison Co.
0.98% 8/1/24	125,000	118,656
1.20% 2/1/26	250,000	223,301
3.70% 8/1/25	250,000	240,652
4.20% 6/1/25	65,000	63,379
Southern Co.
φ4.48% 8/1/24	415,000	407,419
5.15% 10/6/25	80,000	79,519
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	225,931
Virginia Electric & Power Co. 3.10% 5/15/25	250,000	238,363
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	408,723
5.00% 9/27/25	30,000	29,720
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	75,183
		12,072,925
Electronics–0.81%
Amphenol Corp. 4.75% 3/30/26	255,000	251,950
Arrow Electronics, Inc. 6.13% 3/1/26	250,000	249,408
Flex Ltd. 3.75% 2/1/26	250,000	237,593
Honeywell International, Inc. 4.85% 11/1/24	500,000	497,010
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	245,765
Legrand France SA 8.50% 2/15/25	100,000	104,680
TD SYNNEX Corp. 1.25% 8/9/24	250,000	236,462
Tyco Electronics Group SA
3.70% 2/15/26	250,000	241,141
4.50% 2/13/26	150,000	147,765
		2,211,774
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.30%
Warnermedia Holdings, Inc.
3.64% 3/15/25	500,000	$ 482,262
6.41% 3/15/26	325,000	325,269
		807,531
Environmental Control–0.17%
Republic Services, Inc.
0.88% 11/15/25	250,000	224,914
2.50% 8/15/24	250,000	241,166
		466,080
Food–1.05%
Campbell Soup Co. 3.95% 3/15/25	200,000	194,355
Conagra Brands, Inc. 4.60% 11/1/25	250,000	244,367
General Mills, Inc. 5.24% 11/18/25	160,000	160,019
J M Smucker Co. 3.50% 3/15/25	250,000	241,557
Kraft Heinz Foods Co. 3.00% 6/1/26	250,000	235,895
Kroger Co. 3.50% 2/1/26	250,000	239,392
McCormick & Co., Inc. 0.90% 2/15/26	250,000	222,865
Mondelez International, Inc. 1.50% 5/4/25	500,000	466,001
Sysco Corp. 3.75% 10/1/25	250,000	241,735
Tyson Foods, Inc.
3.95% 8/15/24	500,000	490,747
4.00% 3/1/26	150,000	144,946
		2,881,879
Forest Products & Paper–0.09%
Fibria Overseas Finance Ltd. 4.00% 1/14/25	250,000	242,500
		242,500
Gas–0.43%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	250,000	238,754
National Fuel Gas Co. 5.20% 7/15/25	250,000	244,891
NiSource, Inc. 0.95% 8/15/25	500,000	455,968
Southern California Gas Co. 3.20% 6/15/25	250,000	239,322
		1,178,935
Hand Machine Tools–0.24%
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	141,949
6.27% 3/6/26	500,000	504,532
		646,481

LVIP SSGA Short-Term Bond Index Fund-9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–1.19%
Abbott Laboratories 3.88% 9/15/25	250,000	$ 244,213
Baxter International, Inc. 1.32% 11/29/24	500,000	469,135
Boston Scientific Corp. 1.90% 6/1/25	250,000	234,318
Danaher Corp. 3.35% 9/15/25	250,000	240,715
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	350,226
Revvity, Inc. 0.85% 9/15/24	500,000	469,903
Stryker Corp.
1.15% 6/15/25	350,000	322,054
3.50% 3/15/26	250,000	239,823
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	500,000	472,786
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	202,454
		3,245,627
Health Care Services–2.11%
CommonSpirit Health
1.55% 10/1/25	250,000	227,327
2.76% 10/1/24	250,000	240,658
Elevance Health, Inc.
1.50% 3/15/26	250,000	226,057
2.38% 1/15/25	250,000	237,643
3.50% 8/15/24	350,000	340,987
4.90% 2/8/26	70,000	68,849
5.35% 10/15/25	120,000	119,740
HCA, Inc.
5.25% 6/15/26	350,000	346,175
5.38% 2/1/25	750,000	743,424
5.88% 2/15/26	250,000	250,158
Humana, Inc.
3.85% 10/1/24	150,000	146,488
5.70% 3/13/26	375,000	375,180
Laboratory Corp. of America Holdings
1.55% 6/1/26	250,000	223,450
2.30% 12/1/24	500,000	474,780
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	225,265
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	228,394
3.10% 3/15/26	250,000	239,222
3.70% 12/15/25	250,000	241,295
3.75% 7/15/25	600,000	584,051
5.00% 10/15/24	155,000	154,416
5.15% 10/15/25	80,000	80,221
		5,773,780
Home Builders–0.17%
DR Horton, Inc. 2.60% 10/15/25	350,000	327,424
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
PulteGroup, Inc. 5.50% 3/1/26	150,000	$ 149,143
		476,567
Household Products Ware–0.09%
Kimberly-Clark Corp. 2.75% 2/15/26	250,000	236,667
		236,667
Insurance–1.44%
Aflac, Inc. 1.13% 3/15/26	350,000	313,246
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	250,000	237,375
Allstate Corp. 0.75% 12/15/25	350,000	313,466
American International Group, Inc. 2.50% 6/30/25	233,000	219,441
Aon Global Ltd. 3.88% 12/15/25	250,000	240,952
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	481,635
Chubb INA Holdings, Inc.
3.15% 3/15/25	250,000	241,314
3.35% 5/3/26	350,000	336,261
CNA Financial Corp. 4.50% 3/1/26	250,000	242,534
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	343,782
Manulife Financial Corp. 4.15% 3/4/26	350,000	338,859
Marsh & McLennan Cos., Inc. 3.50% 3/10/25	250,000	242,425
Old Republic International Corp. 4.88% 10/1/24	150,000	147,077
Trinity Acquisition PLC 4.40% 3/15/26	250,000	240,850
		3,939,217
Internet–2.04%
Alibaba Group Holding Ltd. 3.60% 11/28/24	750,000	726,484
Alphabet, Inc. 0.45% 8/15/25	250,000	228,866
Amazon.com, Inc.
0.80% 6/3/25	350,000	323,283
1.00% 5/12/26	500,000	449,514
3.00% 4/13/25	400,000	385,879
3.80% 12/5/24	500,000	490,447
4.60% 12/1/25	400,000	396,872
4.70% 11/29/24	250,000	248,376
5.20% 12/3/25	250,000	250,822
Booking Holdings, Inc. 3.60% 6/1/26	250,000	240,776
eBay, Inc.
1.40% 5/10/26	350,000	316,001
5.90% 11/22/25	280,000	283,001

LVIP SSGA Short-Term Bond Index Fund-10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Expedia Group, Inc. 5.00% 2/15/26	250,000	$ 246,464
Netflix, Inc. 5.88% 2/15/25	500,000	502,000
VeriSign, Inc. 5.25% 4/1/25	250,000	247,354
Weibo Corp. 3.50% 7/5/24	250,000	242,785
		5,578,924
Investment Companies–1.06%
Ares Capital Corp.
3.25% 7/15/25	350,000	323,733
3.88% 1/15/26	250,000	231,779
Blackstone Private Credit Fund
1.75% 9/15/24	250,000	234,593
2.35% 11/22/24	450,000	420,435
2.70% 1/15/25	150,000	139,916
4.70% 3/24/25	200,000	192,626
7.05% 9/29/25	65,000	64,831
FS KKR Capital Corp.
1.65% 10/12/24	200,000	185,968
4.63% 7/15/24	250,000	242,541
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	143,341
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	141,986
Owl Rock Capital Corp. 3.75% 7/22/25	250,000	231,660
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	337,448
		2,890,857
Iron & Steel–0.40%
ArcelorMittal SA 4.55% 3/11/26	250,000	243,617
Nucor Corp. 2.00% 6/1/25	250,000	233,775
Reliance Steel & Aluminum 1.30% 8/15/25	250,000	228,225
Steel Dynamics, Inc.
2.40% 6/15/25	250,000	233,501
2.80% 12/15/24	150,000	143,148
		1,082,266
Leisure Time–0.17%
Brunswick Corp. 0.85% 8/18/24	250,000	235,061
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	239,290
		474,351
Lodging–0.31%
Hyatt Hotels Corp.
1.80% 10/1/24	115,000	109,456
4.85% 3/15/26	250,000	244,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc.
3.75% 3/15/25	250,000	$ 242,113
3.75% 10/1/25	250,000	239,851
		836,249
Machinery Construction & Mining–0.91%
Caterpillar Financial Services Corp.
0.60% 9/13/24	900,000	849,517
0.90% 3/2/26	250,000	224,800
3.25% 12/1/24	250,000	242,643
3.40% 5/13/25	250,000	242,041
3.65% 8/12/25	200,000	194,114
4.35% 5/15/26	250,000	246,106
4.80% 1/6/26	100,000	99,781
4.90% 1/17/25	200,000	198,995
5.40% 3/10/25	200,000	200,351
		2,498,348
Machinery Diversified–1.38%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	228,288
3.95% 5/23/25	95,000	91,930
5.45% 10/14/25	85,000	84,412
John Deere Capital Corp.
1.25% 1/10/25	90,000	84,815
2.05% 1/9/25	500,000	476,074
2.13% 3/7/25	50,000	47,544
3.40% 6/6/25	110,000	106,511
3.40% 9/11/25	350,000	336,722
3.45% 3/13/25	200,000	194,273
4.05% 9/8/25	160,000	156,560
4.55% 10/11/24	110,000	108,921
4.75% 6/8/26	110,000	109,794
4.80% 1/9/26	665,000	662,546
4.95% 6/6/25	65,000	64,874
5.05% 3/3/26	100,000	100,334
5.15% 3/3/25	100,000	99,986
Otis Worldwide Corp. 2.06% 4/5/25	500,000	471,191
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	350,000	332,199
		3,756,974
Media–1.78%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	750,000	735,485
Comcast Corp.
3.15% 3/1/26	250,000	239,461
3.38% 8/15/25	500,000	482,441
3.95% 10/15/25	350,000	341,195

LVIP SSGA Short-Term Bond Index Fund-11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
5.25% 11/7/25	355,000	$ 356,918
Discovery Communications LLC 3.90% 11/15/24	350,000	339,420
Paramount Global 4.00% 1/15/26	350,000	333,158
TCI Communications, Inc. 7.88% 2/15/26	250,000	265,714
TWDC Enterprises 18 Corp.
3.00% 2/13/26	250,000	238,825
3.15% 9/17/25	500,000	480,064
Walt Disney Co.
1.75% 8/30/24	500,000	479,183
1.75% 1/13/26	250,000	231,362
3.35% 3/24/25	350,000	339,126
		4,862,352
Mining–0.22%
BHP Billiton Finance USA Ltd. 6.42% 3/1/26	250,000	256,428
Freeport-McMoRan, Inc. 4.55% 11/14/24	350,000	344,995
		601,423
Miscellaneous Manufacturing–0.30%
3M Co.
2.65% 4/15/25	350,000	333,222
3.00% 8/7/25	350,000	334,120
Carlisle Cos., Inc. 3.50% 12/1/24	150,000	144,740
		812,082
Office Business Equipment–0.22%
CDW LLC/CDW Finance Corp.
4.13% 5/1/25	250,000	240,740
5.50% 12/1/24	350,000	347,700
		588,440
Oil & Gas–3.11%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	333,150
3.41% 2/11/26	250,000	240,215
3.80% 9/21/25	350,000	341,166
Canadian Natural Resources Ltd. 2.05% 7/15/25	350,000	326,028
Chevron Corp.
2.95% 5/16/26	750,000	713,872
3.33% 11/17/25	250,000	241,424
Chevron USA, Inc.
0.43% 8/11/23	375,000	373,161
0.69% 8/12/25	350,000	319,703
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. 2.40% 3/7/25	22,000	$ 20,969
Devon Energy Corp. 5.85% 12/15/25	250,000	251,895
EOG Resources, Inc. 4.15% 1/15/26	250,000	244,690
Exxon Mobil Corp.
2.99% 3/19/25	1,250,000	1,204,241
3.04% 3/1/26	250,000	238,955
Hess Corp. 3.50% 7/15/24	250,000	243,877
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	490,567
Occidental Petroleum Corp. 5.88% 9/1/25	500,000	496,579
Ovintiv Exploration, Inc. 5.38% 1/1/26	250,000	248,303
Ovintiv, Inc. 5.65% 5/15/25	85,000	84,325
Phillips 66 Co. 3.61% 2/15/25	200,000	192,974
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	159,040
Shell International Finance BV
2.00% 11/7/24	350,000	335,079
2.88% 5/10/26	500,000	476,195
3.25% 5/11/25	350,000	338,289
TotalEnergies Capital International SA 2.43% 1/10/25	600,000	575,090
		8,489,787
Oil & Gas Services–0.12%
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	322,085
		322,085
Packaging & Containers–0.38%
Berry Global, Inc. 1.57% 1/15/26	250,000	225,434
Packaging Corp. of America 3.65% 9/15/24	250,000	244,828
WRKCo, Inc.
3.75% 3/15/25	350,000	336,686
4.65% 3/15/26	250,000	242,558
		1,049,506
Pharmaceuticals–4.20%
AbbVie, Inc.
2.60% 11/21/24	850,000	815,552
3.20% 5/14/26	350,000	331,717
3.60% 5/14/25	750,000	725,023
3.80% 3/15/25	1,000,000	972,220
AmerisourceBergen Corp. 3.25% 3/1/25	250,000	239,881
Astrazeneca Finance LLC 1.20% 5/28/26	250,000	225,586

LVIP SSGA Short-Term Bond Index Fund-12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Becton Dickinson & Co. 3.73% 12/15/24	500,000	$ 485,404
Bristol-Myers Squibb Co. 2.90% 7/26/24	750,000	730,343
Cigna Group
4.13% 11/15/25	500,000	486,751
4.50% 2/25/26	250,000	244,560
5.69% 3/15/26	750,000	750,867
CVS Health Corp.
2.88% 6/1/26	500,000	469,942
3.88% 7/20/25	500,000	485,946
4.10% 3/25/25	250,000	244,628
5.00% 2/20/26	205,000	204,048
Eli Lilly & Co. 5.00% 2/27/26	110,000	110,082
Johnson & Johnson
0.55% 9/1/25	350,000	319,888
2.45% 3/1/26	250,000	236,103
2.63% 1/15/25	250,000	242,092
McKesson Corp. 5.25% 2/15/26	65,000	64,755
Merck & Co., Inc.
0.75% 2/24/26	250,000	225,903
2.75% 2/10/25	250,000	240,611
Novartis Capital Corp.
1.75% 2/14/25	150,000	142,211
3.00% 11/20/25	250,000	239,135
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	585,000	577,922
4.65% 5/19/25	335,000	332,015
Pfizer, Inc. 0.80% 5/28/25	750,000	692,440
Utah Acquisition Sub, Inc. 3.95% 6/15/26	500,000	474,893
Zoetis, Inc. 5.40% 11/14/25	155,000	155,474
		11,465,992
Pipelines–2.56%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	344,290
Cheniere Corpus Christi Holdings 5.88% 3/31/25	400,000	398,080
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	243,953
Enbridge, Inc.
2.50% 1/15/25	350,000	332,850
2.50% 2/14/25	105,000	99,726
5.97% 3/8/26	255,000	255,400
Energy Transfer LP 2.90% 5/15/25	500,000	473,740
Enterprise Products Operating LLC
3.75% 2/15/25	250,000	243,129
5.05% 1/10/26	90,000	89,836
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc. 4.30% 6/1/25	350,000	$ 341,384
MPLX LP
1.75% 3/1/26	250,000	226,931
4.88% 12/1/24	500,000	492,779
4.88% 6/1/25	350,000	343,414
ONEOK, Inc. 5.85% 1/15/26	250,000	250,925
Plains All American Pipeline LP/PAA Finance Corp.
3.60% 11/1/24	350,000	338,634
4.65% 10/15/25	350,000	340,960
Sabine Pass Liquefaction LLC
5.63% 3/1/25	250,000	249,014
5.88% 6/30/26	250,000	252,260
TransCanada PipeLines Ltd.
1.00% 10/12/24	805,000	756,295
6.20% 3/9/26	250,000	250,174
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	261,757
Williams Cos., Inc.
4.00% 9/15/25	250,000	241,339
5.40% 3/2/26	175,000	174,543
		7,001,413
Private Equity–0.12%
Brookfield Asset Management, Inc. 4.00% 1/15/25	350,000	339,445
		339,445
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	145,693
		145,693
Real Estate Investment Trusts–2.77%
American Tower Corp.
1.60% 4/15/26	250,000	224,199
2.95% 1/15/25	350,000	334,723
4.00% 6/1/25	250,000	241,463
AvalonBay Communities, Inc. 3.50% 11/15/25	250,000	238,618
Boston Properties LP 3.20% 1/15/25	500,000	474,269
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	143,458
Crown Castle, Inc.
3.20% 9/1/24	500,000	484,565
3.70% 6/15/26	250,000	237,947
EPR Properties 4.50% 4/1/25	250,000	236,813
Equinix, Inc.
1.00% 9/15/25	350,000	315,978
1.25% 7/15/25	250,000	228,034

LVIP SSGA Short-Term Bond Index Fund-13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Equinix, Inc. (continued)
1.45% 5/15/26	250,000	$ 223,201
ERP Operating LP 3.38% 6/1/25	250,000	239,879
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	342,476
Host Hotels & Resorts LP
4.00% 6/15/25	250,000	240,284
4.50% 2/1/26	250,000	242,387
Mid-America Apartments LP 4.00% 11/15/25	250,000	241,850
Omega Healthcare Investors, Inc. 4.50% 1/15/25	350,000	335,395
Public Storage 0.88% 2/15/26	250,000	224,070
Realty Income Corp.
3.88% 4/15/25	250,000	242,278
5.05% 1/13/26	70,000	69,383
Simon Property Group LP
3.30% 1/15/26	250,000	237,837
3.38% 10/1/24	500,000	484,640
3.50% 9/1/25	350,000	335,322
SITE Centers Corp. 3.63% 2/1/25	250,000	235,261
Ventas Realty LP 2.65% 1/15/25	250,000	235,075
Vornado Realty LP 3.50% 1/15/25	250,000	235,341
Welltower OP LLC 4.25% 4/1/26	250,000	241,738
		7,566,484
Retail–2.12%
AutoNation, Inc.
3.50% 11/15/24	350,000	337,292
4.50% 10/1/25	250,000	240,157
AutoZone, Inc. 3.63% 4/15/25	350,000	337,765
Dollar General Corp. 4.15% 11/1/25	250,000	242,721
Genuine Parts Co. 1.75% 2/1/25	250,000	234,152
Home Depot, Inc.
2.70% 4/15/25	135,000	129,478
3.35% 9/15/25	350,000	337,720
4.00% 9/15/25	145,000	142,181
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	233,811
3.38% 9/15/25	250,000	239,464
3.88% 9/15/23	200,000	199,220
4.40% 9/8/25	140,000	137,204
4.80% 4/1/26	100,000	99,015
McDonald's Corp.
1.45% 9/1/25	250,000	230,827
3.30% 7/1/25	500,000	482,002
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp. (continued)
3.70% 1/30/26	250,000	$ 241,653
Starbucks Corp.
3.80% 8/15/25	250,000	242,095
4.75% 2/15/26	185,000	183,291
Target Corp. 2.25% 4/15/25	500,000	476,175
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	350,000	328,279
Walmart, Inc.
2.85% 7/8/24	350,000	341,280
3.90% 9/9/25	150,000	147,007
4.00% 4/15/26	200,000	196,470
		5,779,259
Semiconductors–1.73%
Analog Devices, Inc. 2.95% 4/1/25	250,000	240,251
Applied Materials, Inc. 3.90% 10/1/25	350,000	342,229
Intel Corp.
2.60% 5/19/26	250,000	235,245
3.40% 3/25/25	350,000	339,176
3.70% 7/29/25	500,000	486,253
4.88% 2/10/26	670,000	668,056
KLA Corp. 4.65% 11/1/24	350,000	345,606
Lam Research Corp.
3.75% 3/15/26	250,000	242,642
3.80% 3/15/25	250,000	244,141
Microchip Technology, Inc. 4.25% 9/1/25	350,000	339,067
QUALCOMM, Inc. 3.45% 5/20/25	750,000	727,320
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	224,115
Texas Instruments, Inc.
1.38% 3/12/25	250,000	234,754
4.70% 11/18/24	50,000	49,864
		4,718,719
Software–2.61%
Adobe, Inc. 3.25% 2/1/25	250,000	242,517
Fidelity National Information Services, Inc.
1.15% 3/1/26	250,000	222,959
4.50% 7/15/25	110,000	107,533
Fiserv, Inc.
2.75% 7/1/24	350,000	339,576
3.85% 6/1/25	250,000	241,501
Intuit, Inc. 0.95% 7/15/25	250,000	228,438
Microsoft Corp.
2.70% 2/12/25	500,000	482,201
3.13% 11/3/25	500,000	481,297

LVIP SSGA Short-Term Bond Index Fund-14

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.
1.65% 3/25/26	750,000	$ 680,663
2.50% 4/1/25	600,000	569,483
2.95% 11/15/24	600,000	579,397
2.95% 5/15/25	350,000	333,829
3.40% 7/8/24	500,000	487,465
5.80% 11/10/25	145,000	146,615
Roper Technologies, Inc.
1.00% 9/15/25	350,000	318,231
3.85% 12/15/25	250,000	239,799
Salesforce, Inc. 0.63% 7/15/24	415,000	395,038
Take-Two Interactive Software, Inc.
3.55% 4/14/25	350,000	337,497
5.00% 3/28/26	250,000	247,622
VMware, Inc. 1.00% 8/15/24	480,000	454,451
		7,136,112
Telecommunications–1.87%
AT&T, Inc.
1.70% 3/25/26	750,000	683,619
5.54% 2/20/26	300,000	300,018
Cisco Systems, Inc. 2.95% 2/28/26	250,000	239,970
Juniper Networks, Inc. 1.20% 12/10/25	250,000	223,828
Rogers Communications, Inc.
2.95% 3/15/25	110,000	104,406
3.63% 12/15/25	250,000	236,524
Sprint LLC 7.63% 3/1/26	1,000,000	1,038,774
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	459,428
3.50% 4/15/25	1,000,000	961,436
Verizon Communications, Inc.
1.45% 3/20/26	750,000	680,058
3.38% 2/15/25	200,000	193,175
		5,121,236
Toys Games Hobby–0.12%
Hasbro, Inc. 3.00% 11/19/24	350,000	336,287
		336,287
Transportation–0.89%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	242,293
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
7.00% 12/15/25	250,000	$ 259,571
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	286,569
2.90% 2/1/25	150,000	144,013
CSX Corp. 3.40% 8/1/24	250,000	244,068
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	241,057
Norfolk Southern Corp. 3.65% 8/1/25	250,000	240,288
Ryder System, Inc. 3.35% 9/1/25	250,000	237,298
Union Pacific Corp.
3.25% 8/15/25	250,000	240,359
4.75% 2/21/26	65,000	64,546
United Parcel Service, Inc. 2.80% 11/15/24	250,000	241,674
		2,441,736
Total Corporate Bonds (Cost $274,494,692)		267,030,602
SUPRANATIONAL BANKS–0.45%
Australia & New Zealand Banking Group Ltd. 5.09% 12/8/25	285,000	283,663
National Australia Bank Ltd.
4.97% 1/12/26	295,000	293,318
5.13% 11/22/24	415,000	413,091
5.20% 5/13/25	250,000	249,461
Total Supranational Banks (Cost $1,244,976)		1,239,533

	Number of Shares
MONEY MARKET FUND–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	7,753,402	7,753,402
Total Money Market Fund (Cost $7,753,402)		7,753,402

TOTAL INVESTMENTS–101.03% (Cost $283,493,070)	276,023,537

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.03%)	(2,826,503)
NET ASSETS APPLICABLE TO 27,889,046 SHARES OUTSTANDING–100.00%	$273,197,034
LVIP SSGA Short-Term Bond Index Fund-15

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($64,853,257 / 6,602,228 Shares)	$9.823
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($208,343,777 / 21,286,818 Shares)	$9.787
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$283,542,312
Distributable earnings/(accumulated loss)	(10,345,278)
TOTAL NET ASSETS	$273,197,034

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
★ Includes $8,310 expense reimbursement receivable from Lincoln Financial Investments Corporation, $6,462,622 payable for securities purchased, $157,438 payable for fund shares redeemed, $79,498 other accrued expenses payable and $111,909 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-16

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 4,534,945
Foreign taxes withheld	(399)
4,534,546
EXPENSES:
Management fees	378,430
Distribution fees-Service Class	255,121
Shareholder servicing fees	39,195
Accounting and administration expenses	36,224
Professional fees	27,989
Pricing fees	23,853
Index fees	16,484
Trustees’ fees and expenses	4,704
Reports and statements to shareholders	2,582
Consulting fees	1,242
Custodian fees	1,095
Other	5,102
792,021
Less:
Expenses reimbursed	(46,970)
Total operating expenses	745,051
NET INVESTMENT INCOME	3,789,495
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,079,789)
Net change in unrealized appreciation (depreciation) of investments	2,895,930
NET REALIZED AND UNREALIZED LOSS	(183,859)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,605,636
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,789,495	$ 3,099,142
Net realized loss	(3,079,789)	(3,179,155)
Net change in unrealized appreciation (depreciation)	2,895,930	(9,441,059)
Net increase (decrease) in net assets resulting from operations	3,605,636	(9,521,072)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,292,724)
Service Class	—	(3,335,267)
	—	(4,627,991)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,246,350	10,674,603
Service Class	33,408,382	85,104,854
Reinvestment of dividends and distributions:
Standard Class	—	1,292,724
Service Class	—	3,335,267
	39,654,732	100,407,448
Cost of shares redeemed:
Standard Class	(8,150,039)	(24,769,129)
Service Class	(29,706,360)	(60,289,333)
	(37,856,399)	(85,058,462)
Increase in net assets derived from capital share transactions	1,798,333	15,348,986
NET INCREASE IN NET ASSETS	5,403,969	1,199,923
NET ASSETS:
Beginning of period	267,793,065	266,593,142
End of period	$273,197,034	$267,793,065
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				5/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.685	$ 10.227	$ 10.429	$ 10.254	$ 10.033	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.145	0.136	0.086	0.185	0.276	0.183
Net realized and unrealized gain (loss)	(0.007)	(0.489)	(0.140)	0.188	0.204	(0.027)
Total from investment operations	0.138	(0.353)	(0.054)	0.373	0.480	0.156
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.099)	(0.185)	(0.251)	(0.123)
Net realized gain	—	(0.051)	(0.049)	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.189)	(0.148)	(0.198)	(0.259)	(0.123)
Net asset value, end of period	$ 9.823	$ 9.685	$ 10.227	$ 10.429	$ 10.254	$ 10.033
Total return[4]	1.42%	(3.45%)	(0.52%)	3.65%	4.79%	1.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,853	$ 65,787	$ 82,628	$77,578	$89,778	$88,385
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.39%	0.39%	0.42%	0.41%	0.39%
Ratio of net investment income to average net assets	3.00%	1.38%	0.83%	1.77%	2.68%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.96%	1.35%	0.80%	1.71%	2.63%	2.69%
Portfolio turnover	27%	59%	50%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-18

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended				5/1/18 [1] to 12/31/18
		12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$ 9.662	$ 10.205	$ 10.408	$ 10.236	$ 10.023	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.133	0.111	0.060	0.158	0.249	0.164
Net realized and unrealized gain (loss)	(0.008)	(0.488)	(0.140)	0.189	0.205	(0.025)
Total from investment operations	0.125	(0.377)	(0.080)	0.347	0.454	0.139
Less dividends and distributions from:
Net investment income	—	(0.115)	(0.074)	(0.162)	(0.233)	(0.116)
Net realized gain	—	(0.051)	(0.049)	(0.013)	(0.008)	—
Total dividends and distributions	—	(0.166)	(0.123)	(0.175)	(0.241)	(0.116)
Net asset value, end of period	$ 9.787	$ 9.662	$ 10.205	$ 10.408	$ 10.236	$ 10.023
Total return[4]	1.30%	(3.69%)	(0.77%)	3.40%	4.53%	1.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,344	$202,006	$183,965	$166,091	$108,887	$45,708
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.64%	0.64%	0.67%	0.66%	0.64%
Ratio of net investment income to average net assets	2.75%	1.13%	0.58%	1.52%	2.43%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.71%	1.10%	0.55%	1.46%	2.38%	2.44%
Portfolio turnover	27%	59%	50%	77%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund
LVIP SSGA Short-Term Bond Index Fund-20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.3625% of the average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 128,744	$ 79,477	$ 88,862	$ 297,083
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$11,113
Legal	1,783
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $835 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 8,310
Management fees payable to LFI	62,731
Distribution fees payable to LFD	42,681
Shareholder servicing fees payable to Lincoln Life	6,497
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Short-Term Bond Index Fund-21

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$76,671,088
Sales	73,535,537
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$283,493,070
Aggregate unrealized appreciation of investments	$ 89,675
Aggregate unrealized depreciation of investments	(7,555,766)
Net unrealized depreciation of investments	$ (7,466,091)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$267,030,602	$—	$267,030,602
Supranational Banks	—	1,239,533	—	1,239,533
Money Market Fund	7,753,402	—	—	7,753,402
Total Investments	$7,753,402	$268,270,135	$—	$276,023,537
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund-22

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	640,012	1,075,160
Service Class	3,421,009	8,624,872
Shares reinvested:
Standard Class	—	133,048
Service Class	—	344,210
	4,061,021	10,177,290
Shares redeemed:
Standard Class	(830,324)	(2,495,136)
Service Class	(3,041,176)	(6,089,328)
	(3,871,500)	(8,584,464)
Net increase	189,521	1,592,826
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply
LVIP SSGA Short-Term Bond Index Fund-23

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund-24

LVIP SSGA Short-Term Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Short-Term Bond Index Fund-25

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA Small-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,078.80	0.38%	$1.96
Service Class Shares	1,000.00	1,077.50	0.63%	3.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund-1

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.77%
Aerospace & Defense	1.00%
Air Freight & Logistics	0.28%
Automobile Components	1.45%
Automobiles	0.14%
Banks	7.69%
Beverages	0.37%
Biotechnology	7.37%
Broadline Retail	0.07%
Building Products	1.68%
Capital Markets	1.34%
Chemicals	2.03%
Commercial Services & Supplies	1.44%
Communications Equipment	0.78%
Construction & Engineering	1.46%
Construction Materials	0.29%
Consumer Finance	0.81%
Consumer Staples Distribution & Retail	0.54%
Containers & Packaging	0.32%
Distributors	0.01%
Diversified Consumer Services	0.95%
Diversified REITs	0.55%
Diversified Telecommunication Services	0.50%
Electric Utilities	0.74%
Electrical Equipment	1.63%
Electronic Equipment, Instruments & Components	2.78%
Energy Equipment & Services	2.27%
Entertainment	0.38%
Financial Services	2.07%
Food Products	1.15%
Gas Utilities	1.00%
Ground Transportation	0.48%
Health Care Equipment & Supplies	3.42%
Health Care Providers & Services	2.75%
Health Care REITs	0.57%
Health Care Technology	0.60%
Hotel & Resort REITs	0.83%
Hotels, Restaurants & Leisure	2.31%
Household Durables	2.10%
Household Products	0.29%
Independent Power and Renewable Electricity Producers	0.29%
Industrial Conglomerates	0.02%
Industrial REITs	0.43%
Insurance	1.66%
Interactive Media & Services	0.71%
IT Services	0.51%
Leisure Products	0.46%
Life Sciences Tools & Services	0.43%
Machinery	3.71%
Marine Transportation	0.26%
Media	0.73%
Metals & Mining	1.79%
Security Type/Sector	Percentage of Net Assets
Mortgage Real Estate Investment Trusts (REITs)	1.20%
Multi-Utilities	0.45%
Office REITs	0.70%
Oil, Gas & Consumable Fuels	4.37%
Paper & Forest Products	0.08%
Passenger Airlines	0.55%
Personal Care Products	0.85%
Pharmaceuticals	1.96%
Professional Services	2.37%
Real Estate Management & Development	0.73%
Residential REITs	0.46%
Retail REITs	1.19%
Semiconductors & Semiconductor Equipment	3.24%
Software	5.35%
Specialized REITs	0.48%
Specialty Retail	2.39%
Technology Hardware, Storage & Peripherals	0.74%
Textiles, Apparel & Luxury Goods	0.44%
Tobacco	0.14%
Trading Companies & Distributors	2.04%
Water Utilities	0.47%
Wireless Telecommunication Services	0.13%
Rights	0.00%
Warrants	0.01%
Money Market Fund	2.03%
Total Investments	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Super Micro Computer, Inc.	0.48%
SPS Commerce, Inc.	0.28%
Rambus, Inc.	0.28%
Chart Industries, Inc.	0.28%
Novanta, Inc.	0.27%
Light & Wonder, Inc. Class A	0.27%
Chord Energy Corp.	0.26%
ChampionX Corp.	0.25%
Atkore, Inc.	0.25%
Commercial Metals Co.	0.25%
Total	2.87%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP SSGA Small-Cap Index Fund-2

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.77%
Aerospace & Defense–1.00%
†AAR Corp.	27,698	$ 1,599,837
†Aerojet Rocketdyne Holdings, Inc.	66,068	3,625,151
†AeroVironment, Inc.	20,581	2,105,025
†AerSale Corp.	20,200	296,940
†Archer Aviation, Inc. Class A	127,000	523,240
†Astronics Corp.	21,405	425,103
Cadre Holdings, Inc.	15,800	344,440
†Ducommun, Inc.	9,200	400,844
†Eve Holding, Inc.	15,700	164,536
Kaman Corp.	23,552	573,020
†Kratos Defense & Security Solutions, Inc.	102,850	1,474,869
†Leonardo DRS, Inc.	41,400	717,876
Moog, Inc. Class A	23,881	2,589,417
National Presto Industries, Inc.	4,372	320,030
Park Aerospace Corp.	16,788	231,674
†Parsons Corp.	31,700	1,526,038
†Redwire Corp.	16,000	40,800
†Rocket Lab USA, Inc.	231,300	1,387,800
†Terran Orbital Corp.	73,400	110,100
†Triumph Group, Inc.	52,500	649,425
†V2X, Inc.	9,700	480,732
†Virgin Galactic Holdings, Inc.	209,500	812,860
		20,399,757
Air Freight & Logistics–0.28%
†Air Transport Services Group, Inc.	47,476	895,872
Forward Air Corp.	22,239	2,359,780
†Hub Group, Inc. Class A	26,944	2,164,142
†Radiant Logistics, Inc.	29,976	201,439
		5,621,233
Automobile Components–1.45%
†Adient PLC	79,000	3,027,280
†American Axle & Manufacturing Holdings, Inc.	92,184	762,362
†Cooper-Standard Holdings, Inc.	14,200	202,492
Dana, Inc.	106,772	1,815,124
†Dorman Products, Inc.	21,973	1,732,132
†Fox Factory Holding Corp.	35,304	3,830,837
†Gentherm, Inc.	27,364	1,546,340
†Goodyear Tire & Rubber Co.	233,493	3,194,184
†Holley, Inc.	43,100	176,279
LCI Industries	20,704	2,616,157
†Luminar Technologies, Inc.	225,000	1,548,000
†Modine Manufacturing Co.	41,722	1,377,660
Patrick Industries, Inc.	18,171	1,453,680
†Solid Power, Inc.	126,700	321,818
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Standard Motor Products, Inc.	16,651	$ 624,746
†Stoneridge, Inc.	22,231	419,054
†Visteon Corp.	23,200	3,331,752
†XPEL, Inc.	18,300	1,541,226
		29,521,123
Automobiles–0.14%
†Fisker, Inc.	161,600	911,424
†Livewire Group, Inc.	9,400	111,014
Winnebago Industries, Inc.	24,873	1,658,780
†Workhorse Group, Inc.	136,800	119,235
		2,800,453
Banks–7.69%
1st Source Corp.	13,234	554,902
ACNB Corp.	7,200	238,824
Amalgamated Financial Corp.	14,200	228,478
Amerant Bancorp, Inc.	22,800	391,932
American National Bankshares, Inc.	8,800	255,024
Ameris Bancorp	55,212	1,888,803
Ames National Corp.	7,600	137,028
Arrow Financial Corp.	11,922	240,109
Associated Banc-Corp.	124,700	2,023,881
Atlantic Union Bankshares Corp.	62,492	1,621,667
†Axos Financial, Inc.	47,860	1,887,598
Banc of California, Inc.	43,838	507,644
BancFirst Corp.	17,886	1,645,512
†Bancorp, Inc.	45,647	1,490,375
Bank First Corp.	7,600	632,320
Bank of Hawaii Corp.	32,400	1,335,852
Bank of Marin Bancorp	12,598	222,607
Bank of NT Butterfield & Son Ltd.	41,600	1,138,176
Bank7 Corp.	3,400	83,402
BankUnited, Inc.	62,700	1,351,185
Bankwell Financial Group, Inc.	5,100	124,338
Banner Corp.	28,319	1,236,691
Bar Harbor Bankshares	12,568	309,676
BayCom Corp.	9,800	163,464
BCB Bancorp, Inc.	12,300	144,402
Berkshire Hills Bancorp, Inc.	35,093	727,478
†Blue Foundry Bancorp	20,800	210,288
Blue Ridge Bankshares, Inc.	16,000	141,600
†Bridgewater Bancshares, Inc.	16,500	162,525
Brookline Bancorp, Inc.	72,592	634,454
Burke & Herbert Financial Services Corp.	5,400	346,680
LVIP SSGA Small-Cap Index Fund-3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Business First Bancshares, Inc.	19,500	$ 293,865
Byline Bancorp, Inc.	19,900	359,991
C&F Financial Corp.	2,800	150,360
Cadence Bank	151,004	2,965,719
Cambridge Bancorp	6,170	335,093
Camden National Corp.	11,655	360,955
Capital Bancorp, Inc.	8,500	153,850
Capital City Bank Group, Inc.	11,384	348,806
Capitol Federal Financial, Inc.	108,600	670,062
Capstar Financial Holdings, Inc.	16,387	201,068
†Carter Bankshares, Inc.	19,419	287,207
Cathay General Bancorp	58,203	1,873,555
Central Pacific Financial Corp.	21,930	344,520
Central Valley Community Bancorp	8,500	131,325
Chemung Financial Corp.	3,000	115,230
ChoiceOne Financial Services, Inc.	6,200	142,600
Citizens & Northern Corp.	13,013	251,151
Citizens Financial Services, Inc.	3,600	268,092
City Holding Co.	12,197	1,097,608
Civista Bancshares, Inc.	13,200	229,680
CNB Financial Corp.	16,695	294,667
†Coastal Financial Corp.	8,900	335,085
Codorus Valley Bancorp, Inc.	8,700	170,607
Colony Bankcorp, Inc.	14,800	139,416
†Columbia Financial, Inc.	28,400	491,036
Community Bank System, Inc.	44,519	2,087,051
Community Financial Corp.	4,700	127,323
Community Trust Bancorp, Inc.	12,730	452,806
ConnectOne Bancorp, Inc.	30,269	502,163
†CrossFirst Bankshares, Inc.	36,900	369,000
†Customers Bancorp, Inc.	25,580	774,051
CVB Financial Corp.	110,359	1,465,568
Dime Community Bancshares, Inc.	27,763	489,462
Eagle Bancorp, Inc.	25,246	534,205
Eastern Bankshares, Inc.	127,600	1,565,652
Enterprise Bancorp, Inc.	8,299	240,173
Enterprise Financial Services Corp.	29,470	1,152,277
Equity Bancshares, Inc. Class A	12,400	282,472
Esquire Financial Holdings, Inc.	5,900	269,866
ESSA Bancorp, Inc.	8,100	121,095
Evans Bancorp, Inc.	4,800	119,664
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Farmers & Merchants Bancorp, Inc.	11,800	$ 265,618
Farmers National Banc Corp.	30,292	374,712
FB Financial Corp.	29,371	823,857
Fidelity D&D Bancorp, Inc.	4,100	199,219
Financial Institutions, Inc.	12,267	193,083
First Bancorp	31,809	946,318
First BanCorp	150,435	1,838,316
First Bancorp, Inc.	8,980	218,573
First Bancshares, Inc.	24,200	625,328
First Bank	13,400	139,092
First Busey Corp.	42,335	850,933
First Business Financial Services, Inc.	6,800	200,532
First Commonwealth Financial Corp.	84,339	1,066,888
First Community Bankshares, Inc.	14,534	432,096
First Community Corp.	6,400	111,104
First Financial Bancorp	77,117	1,576,271
First Financial Bankshares, Inc.	108,384	3,087,860
First Financial Corp.	9,269	300,964
First Foundation, Inc.	41,805	165,966
First Interstate BancSystem, Inc. Class A	73,843	1,760,417
First Merchants Corp.	47,368	1,337,199
First Mid Bancshares, Inc.	15,513	374,484
First of Long Island Corp.	17,854	214,605
†First Western Financial, Inc.	7,100	132,060
Five Star Bancorp	10,600	237,122
Flushing Financial Corp.	23,297	286,320
FS Bancorp, Inc.	5,500	165,385
Fulton Financial Corp.	134,200	1,599,664
†FVCBankcorp, Inc.	13,850	149,164
German American Bancorp, Inc.	22,577	613,643
Glacier Bancorp, Inc.	92,682	2,888,898
Great Southern Bancorp, Inc.	7,770	394,172
Greene County Bancorp, Inc.	6,000	178,800
Guaranty Bancshares, Inc.	7,128	193,026
Hancock Whitney Corp.	71,975	2,762,400
Hanmi Financial Corp.	24,642	367,905
HarborOne Bancorp, Inc.	34,958	303,435
HBT Financial, Inc.	11,000	202,840
Heartland Financial USA, Inc.	34,138	951,426
Heritage Commerce Corp.	48,038	397,755
Heritage Financial Corp.	28,155	455,266
Hilltop Holdings, Inc.	41,675	1,311,095
Hingham Institution For Savings The	1,160	247,289
Home Bancorp, Inc.	6,274	208,360
Home BancShares, Inc.	156,428	3,566,558

LVIP SSGA Small-Cap Index Fund-4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
HomeStreet, Inc.	14,829	$ 87,788
HomeTrust Bancshares, Inc.	12,741	266,159
Hope Bancorp, Inc.	94,958	799,546
Horizon Bancorp, Inc.	34,482	358,958
Independent Bank Corp.	54,004	1,959,915
Independent Bank Group, Inc.	29,760	1,027,613
International Bancshares Corp.	44,364	1,960,889
John Marshall Bancorp, Inc.	10,500	210,945
Kearny Financial Corp.	50,737	357,696
Lakeland Bancorp, Inc.	50,778	679,917
Lakeland Financial Corp.	20,717	1,005,189
LCNB Corp.	9,500	140,220
Live Oak Bancshares, Inc.	27,400	720,894
Luther Burbank Corp.	11,700	104,364
Macatawa Bank Corp.	22,745	211,074
MainStreet Bancshares, Inc.	5,800	131,428
Mercantile Bank Corp.	12,933	357,209
Metrocity Bankshares, Inc.	16,100	288,029
†Metropolitan Bank Holding Corp.	8,400	291,732
Mid Penn Bancorp, Inc.	11,500	253,920
Middlefield Banc Corp.	6,800	182,240
Midland States Bancorp, Inc.	17,104	340,541
MidWestOne Financial Group, Inc.	12,242	261,612
MVB Financial Corp.	9,600	202,368
National Bank Holdings Corp. Class A	29,352	852,382
National Bankshares, Inc.	5,100	148,869
NBT Bancorp, Inc.	34,939	1,112,807
Nicolet Bankshares, Inc.	10,400	706,264
Northeast Bank	6,200	258,354
Northeast Community Bancorp, Inc.	10,200	151,776
Northfield Bancorp, Inc.	35,356	388,209
Northrim BanCorp, Inc.	4,500	176,985
Northwest Bancshares, Inc.	101,709	1,078,115
Norwood Financial Corp.	6,200	183,086
Oak Valley Bancorp	5,500	138,545
OceanFirst Financial Corp.	49,267	769,551
OFG Bancorp	38,688	1,008,983
Old National Bancorp	244,104	3,402,810
Old Second Bancorp, Inc.	34,346	448,559
Orange County Bancorp, Inc.	4,400	162,800
Origin Bancorp, Inc.	23,400	685,620
Orrstown Financial Services, Inc.	9,400	180,010
Pacific Premier Bancorp, Inc.	78,482	1,623,008
PacWest Bancorp	101,100	823,965
Park National Corp.	11,876	1,215,152
Parke Bancorp, Inc.	9,300	158,007
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Pathward Financial, Inc.	22,600	$ 1,047,736
PCB Bancorp	9,600	141,216
Peapack-Gladstone Financial Corp.	13,991	378,876
Penns Woods Bancorp, Inc.	6,200	155,186
Peoples Bancorp, Inc.	26,840	712,602
Peoples Financial Services Corp.	6,177	270,491
†Pioneer Bancorp, Inc.	12,000	107,400
Plumas Bancorp	4,700	167,743
†Ponce Financial Group, Inc.	17,600	152,944
Preferred Bank	11,146	612,919
Premier Financial Corp.	28,875	462,577
Primis Financial Corp.	18,300	154,086
Princeton Bancorp, Inc.	4,600	125,672
Provident Financial Services, Inc.	60,751	992,671
QCR Holdings, Inc.	13,300	545,699
RBB Bancorp	14,532	173,512
Red River Bancshares, Inc.	4,100	201,474
Renasant Corp.	46,008	1,202,189
Republic Bancorp, Inc. Class A	7,125	302,812
S&T Bancorp, Inc.	32,524	884,328
Sandy Spring Bancorp, Inc.	37,017	839,546
Seacoast Banking Corp. of Florida	67,431	1,490,225
ServisFirst Bancshares, Inc.	41,500	1,698,180
Shore Bancshares, Inc.	15,100	174,556
Sierra Bancorp	11,666	197,972
Simmons First National Corp. Class A	101,770	1,755,532
SmartFinancial, Inc.	12,900	277,479
South Plains Financial, Inc.	9,877	222,331
†Southern First Bancshares, Inc.	6,415	158,771
Southern Missouri Bancorp, Inc.	6,998	269,073
Southern States Bancshares, Inc.	6,300	132,930
Southside Bancshares, Inc.	25,067	655,753
SouthState Corp.	62,305	4,099,669
Stellar Bancorp, Inc.	39,110	895,228
†Sterling Bancorp, Inc.	20,300	111,041
Stock Yards Bancorp, Inc.	23,832	1,081,258
Summit Financial Group, Inc.	9,558	197,468
†Texas Capital Bancshares, Inc.	40,400	2,080,600
†Third Coast Bancshares, Inc.	10,500	166,635
Timberland Bancorp, Inc.	6,100	156,038
Tompkins Financial Corp.	11,559	643,836
Towne Bank	57,237	1,330,188
TriCo Bancshares	25,913	860,312

LVIP SSGA Small-Cap Index Fund-5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Triumph Bancorp, Inc.	19,100	$ 1,159,752
TrustCo Bank Corp. NY	15,200	434,872
Trustmark Corp.	51,279	1,083,012
UMB Financial Corp.	36,782	2,240,024
United Bankshares, Inc.	108,678	3,224,476
United Community Banks, Inc.	92,696	2,316,473
Unity Bancorp, Inc.	6,000	141,540
Univest Financial Corp.	23,720	428,858
†USCB Financial Holdings, Inc.	9,900	100,980
Valley National Bancorp	358,676	2,779,739
Veritex Holdings, Inc.	43,182	774,253
Virginia National Bankshares Corp.	3,900	125,385
Washington Federal, Inc.	53,600	1,421,472
Washington Trust Bancorp, Inc.	14,075	377,351
WesBanco, Inc.	47,495	1,216,347
West BanCorp, Inc.	14,096	259,507
Westamerica BanCorp	21,381	818,892
WSFS Financial Corp.	50,636	1,909,990
		156,331,089
Beverages–0.37%
Coca-Cola Consolidated, Inc.	3,913	2,488,746
†Duckhorn Portfolio, Inc.	35,500	460,435
MGP Ingredients, Inc.	12,500	1,328,500
†National Beverage Corp.	19,334	934,799
Primo Water Corp.	131,800	1,652,772
†Vita Coco Co., Inc.	22,900	615,323
†Zevia PBC Class A	21,200	91,372
		7,571,947
Biotechnology–7.37%
†2seventy bio, Inc.	41,600	420,992
†4D Molecular Therapeutics, Inc.	26,000	469,820
†89bio, Inc.	52,100	987,295
†Aadi Bioscience, Inc.	13,900	95,076
†ACADIA Pharmaceuticals, Inc.	100,200	2,399,790
†Acrivon Therapeutics, Inc.	7,400	95,904
†Actinium Pharmaceuticals, Inc.	21,800	161,756
†Adicet Bio, Inc.	26,200	63,666
†ADMA Biologics, Inc.	177,900	656,451
†Aerovate Therapeutics, Inc.	8,400	144,060
†Agenus, Inc.	284,200	454,720
†Agios Pharmaceuticals, Inc.	45,600	1,291,392
†Akero Therapeutics, Inc.	37,100	1,732,199
†Aldeyra Therapeutics, Inc.	38,300	321,337
†Alector, Inc.	52,389	314,858
†Alkermes PLC	135,500	4,241,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allakos, Inc.	55,900	$ 243,724
†Allogene Therapeutics, Inc.	67,800	336,966
†Allovir, Inc.	35,600	121,040
†Alpine Immune Sciences, Inc.	26,300	270,364
†Altimmune, Inc.	41,800	147,554
†ALX Oncology Holdings, Inc.	18,200	136,682
†Amicus Therapeutics, Inc.	229,600	2,883,776
†AnaptysBio, Inc.	16,600	337,644
†Anavex Life Sciences Corp.	57,900	470,727
†Anika Therapeutics, Inc.	12,195	316,826
†Annexon, Inc.	39,000	137,280
†Arbutus Biopharma Corp.	103,000	236,900
†Arcellx, Inc.	31,300	989,706
†Arcturus Therapeutics Holdings, Inc.	19,800	567,864
†Arcus Biosciences, Inc.	43,300	879,423
†Arcutis Biotherapeutics, Inc.	42,500	405,025
†Ardelyx, Inc.	178,400	604,776
†Arrowhead Pharmaceuticals, Inc.	85,832	3,060,769
†ARS Pharmaceuticals, Inc.	19,600	131,320
†Astria Therapeutics, Inc.	21,300	177,429
†Atara Biotherapeutics, Inc.	80,300	129,283
†Aura Biosciences, Inc.	23,000	284,050
†Aurinia Pharmaceuticals, Inc.	112,500	1,089,000
†Avid Bioservices, Inc.	50,500	705,485
†Avidity Biosciences, Inc.	58,300	646,547
†Avita Medical, Inc.	21,100	358,911
†Beam Therapeutics, Inc.	56,300	1,797,659
†BioAtla, Inc.	37,900	113,700
†BioCryst Pharmaceuticals, Inc.	154,603	1,088,405
†Biohaven Ltd.	52,350	1,252,212
†Biomea Fusion, Inc.	16,600	364,370
†BioVie, Inc.	2,800	12,068
†Bioxcel Therapeutics, Inc.	15,930	106,094
†Bluebird Bio, Inc.	88,100	289,849
†Blueprint Medicines Corp.	50,148	3,169,354
†Bridgebio Pharma, Inc.	94,785	1,630,302
†Cabaletta Bio, Inc.	21,600	278,856
†CareDx, Inc.	42,600	362,100
†Caribou Biosciences, Inc.	47,600	202,300
Carisma Therapeutics, Inc.	22,700	199,079
†Catalyst Pharmaceuticals, Inc.	80,600	1,083,264
†Celcuity, Inc.	14,700	161,406
†Celldex Therapeutics, Inc.	38,100	1,292,733
†Century Therapeutics, Inc.	22,100	69,836
†Cerevel Therapeutics Holdings, Inc.	50,900	1,618,111
†Chinook Therapeutics, Inc.	47,760	1,834,939
†Cogent Biosciences, Inc.	56,600	670,144

LVIP SSGA Small-Cap Index Fund-6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Coherus Biosciences, Inc.	63,305	$ 270,312
†Compass Therapeutics, Inc.	77,400	246,132
†Crinetics Pharmaceuticals, Inc.	44,068	794,105
†Cue Biopharma, Inc.	30,000	109,500
†Cullinan Oncology, Inc.	21,200	228,112
†Cytokinetics, Inc.	76,666	2,500,845
†Day One Biopharmaceuticals, Inc.	40,700	485,958
†Deciphera Pharmaceuticals, Inc.	44,087	620,745
†Denali Therapeutics, Inc.	97,500	2,877,225
†Design Therapeutics, Inc.	28,100	177,030
†Disc Medicine, Inc.	6,400	284,160
†Dynavax Technologies Corp.	104,815	1,354,210
†Dyne Therapeutics, Inc.	35,100	394,875
†Eagle Pharmaceuticals, Inc.	8,300	161,352
†Editas Medicine, Inc.	57,138	470,246
†Emergent BioSolutions, Inc.	41,448	304,643
†Enanta Pharmaceuticals, Inc.	16,400	350,960
†Entrada Therapeutics, Inc.	18,200	275,548
†EQRx, Inc.	266,300	495,318
†Erasca, Inc.	68,200	188,232
†Fate Therapeutics, Inc.	72,254	343,929
†Fennec Pharmaceuticals, Inc.	14,900	131,567
†FibroGen, Inc.	74,700	201,690
†Foghorn Therapeutics, Inc.	17,400	122,496
†Genelux Corp.	2,300	75,256
†Generation Bio Co.	39,000	214,500
†Geron Corp.	411,394	1,320,575
†Graphite Bio, Inc.	26,500	68,900
†Gritstone bio, Inc.	75,600	147,420
†Halozyme Therapeutics, Inc.	110,743	3,994,500
†Heron Therapeutics, Inc.	86,792	100,679
†HilleVax, Inc.	17,600	302,544
†Humacyte, Inc.	51,100	146,146
†Icosavax, Inc.	23,000	228,390
†Ideaya Biosciences, Inc.	44,600	1,048,100
†IGM Biosciences, Inc.	10,200	94,146
†Immuneering Corp. Class A	17,200	174,408
†ImmunityBio, Inc.	91,800	255,204
†ImmunoGen, Inc.	200,293	3,779,529
†Immunovant, Inc.	44,400	842,268
†Inhibrx, Inc.	28,300	734,668
†Inozyme Pharma, Inc.	28,500	158,745
†Insmed, Inc.	112,900	2,382,190
†Intellia Therapeutics, Inc.	72,900	2,972,862
†Intercept Pharmaceuticals, Inc.	19,900	220,094
†Iovance Biotherapeutics, Inc.	172,500	1,214,400
†Ironwood Pharmaceuticals, Inc.	114,772	1,221,174
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†iTeos Therapeutics, Inc.	20,000	$ 264,800
†IVERIC bio, Inc.	113,900	4,480,826
†Janux Therapeutics, Inc.	14,400	170,928
†KalVista Pharmaceuticals, Inc.	20,500	184,500
†Karyopharm Therapeutics, Inc.	94,162	168,550
†Keros Therapeutics, Inc.	18,400	739,312
†Kezar Life Sciences, Inc.	59,700	146,265
†Kiniksa Pharmaceuticals Ltd. Class A	25,700	361,856
†Kodiak Sciences, Inc.	27,015	186,403
†Krystal Biotech, Inc.	17,800	2,089,720
†Kura Oncology, Inc.	53,899	570,251
†Kymera Therapeutics, Inc.	31,900	733,381
†Larimar Therapeutics, Inc.	21,300	66,669
†Lexicon Pharmaceuticals, Inc.	76,516	175,222
†Lineage Cell Therapeutics, Inc.	111,300	156,933
†Lyell Immunopharma, Inc.	143,900	457,602
†MacroGenics, Inc.	50,800	271,780
†Madrigal Pharmaceuticals, Inc.	11,235	2,595,285
†MannKind Corp.	209,300	851,851
†MeiraGTx Holdings plc	28,192	189,450
†Merrimack Pharmaceuticals, Inc.	8,000	98,400
†Mersana Therapeutics, Inc.	82,200	270,438
†MiMedx Group, Inc.	94,000	621,340
†Mineralys Therapeutics, Inc.	11,700	199,485
†Mirum Pharmaceuticals, Inc.	21,700	561,379
†Monte Rosa Therapeutics, Inc.	25,900	177,415
†Morphic Holding, Inc.	25,000	1,433,250
†Myriad Genetics, Inc.	66,600	1,543,788
†Nkarta, Inc.	26,700	58,473
†Novavax, Inc.	73,600	546,848
†Nurix Therapeutics, Inc.	39,000	389,610
†Nuvalent, Inc. Class A	19,700	830,749
†Nuvectis Pharma, Inc.	5,700	91,029
†Ocean Biomedical, Inc.	6,900	41,469
†Olema Pharmaceuticals, Inc.	22,900	206,787
†Omega Therapeutics, Inc.	20,800	116,480
†Organogenesis Holdings, Inc.	56,800	188,576
†ORIC Pharmaceuticals, Inc.	33,500	259,960
†Outlook Therapeutics, Inc.	134,482	233,999
†Ovid therapeutics, Inc.	51,500	168,920
†PDS Biotechnology Corp.	23,500	118,205
†PepGen, Inc.	12,100	108,174
†PMV Pharmaceuticals, Inc.	32,400	202,824
†Point Biopharma Global, Inc.	74,000	670,440
†Poseida Therapeutics, Inc.	57,800	101,728
†Precigen, Inc.	115,600	132,940

LVIP SSGA Small-Cap Index Fund-7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prelude Therapeutics, Inc.	9,400	$ 42,300
†Prime Medicine, Inc.	33,200	486,380
†ProKidney Corp.	52,200	584,118
†Protagonist Therapeutics, Inc.	44,600	1,231,852
†Protalix BioTherapeutics, Inc.	44,200	88,400
†Prothena Corp. PLC	34,100	2,328,348
†PTC Therapeutics, Inc.	58,624	2,384,238
†Rallybio Corp.	25,885	146,509
†RAPT Therapeutics, Inc.	25,300	473,110
†Recursion Pharmaceuticals, Inc. Class A	115,100	859,797
†REGENXBIO, Inc.	33,400	667,666
†Relay Therapeutics, Inc.	74,600	936,976
†Reneo Pharmaceuticals, Inc.	8,100	53,136
†Replimune Group, Inc.	38,876	902,701
†REVOLUTION Medicines, Inc.	83,900	2,244,325
†Rhythm Pharmaceuticals, Inc.	43,200	712,368
†Rigel Pharmaceuticals, Inc.	147,363	190,098
†Rocket Pharmaceuticals, Inc.	46,300	919,981
†Sage Therapeutics, Inc.	43,500	2,045,370
†Sana Biotechnology, Inc.	77,300	460,708
†Sangamo Therapeutics, Inc.	120,289	156,376
†Savara, Inc.	64,200	205,119
†Scholar Rock Holding Corp.	24,400	183,976
†Selecta Biosciences, Inc.	99,800	111,776
†Seres Therapeutics, Inc.	80,000	383,200
†SpringWorks Therapeutics, Inc.	48,300	1,266,426
†Stoke Therapeutics, Inc.	23,000	244,490
†Summit Therapeutics, Inc.	98,100	246,231
†Sutro Biopharma, Inc.	50,100	232,965
†Syndax Pharmaceuticals, Inc.	53,706	1,124,066
†Tango Therapeutics, Inc.	38,400	127,488
†Tenaya Therapeutics, Inc.	38,100	223,647
†TG Therapeutics, Inc.	113,500	2,819,340
†Travere Therapeutics, Inc.	59,800	918,528
†Twist Bioscience Corp.	46,900	959,574
†Tyra Biosciences, Inc.	11,700	199,251
†UroGen Pharma Ltd.	16,400	169,740
†Vanda Pharmaceuticals, Inc.	47,181	310,923
†Vaxcyte, Inc.	75,900	3,790,446
†Vaxxinity, Inc. Class A	37,900	95,508
†Vera Therapeutics, Inc.	28,200	452,610
†Veracyte, Inc.	59,700	1,520,559
†Vericel Corp.	39,600	1,487,772
†Verve Therapeutics, Inc.	42,000	787,500
†Vigil Neuroscience, Inc.	13,600	127,840
†Viking Therapeutics, Inc.	80,900	1,311,389
†Vir Biotechnology, Inc.	68,600	1,682,758
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Viridian Therapeutics, Inc.	34,600	$ 823,134
†Vor BioPharma, Inc.	32,900	101,661
†Voyager Therapeutics, Inc.	26,300	301,135
†X4 Pharmaceuticals, Inc.	103,700	201,178
†Xencor, Inc.	47,500	1,186,075
†XOMA Corp.	6,300	119,007
†Y-mAbs Therapeutics, Inc.	30,400	206,416
†Zentalis Pharmaceuticals, Inc.	40,500	1,142,505
†Zura Bio Ltd.	6,200	50,840
†Zymeworks, Inc.	44,300	382,752
		149,849,078
Broadline Retail–0.07%
Big Lots, Inc.	22,700	200,441
†ContextLogic, Inc. Class A	17,184	113,071
Dillard's, Inc. Class A	3,300	1,076,724
		1,390,236
Building Products–1.68%
AAON, Inc.	36,517	3,462,177
†American Woodmark Corp.	13,875	1,059,634
Apogee Enterprises, Inc.	18,147	861,438
AZZ, Inc.	20,627	896,449
CSW Industrials, Inc.	12,300	2,044,137
†Gibraltar Industries, Inc.	26,091	1,641,646
Griffon Corp.	36,131	1,456,079
Insteel Industries, Inc.	15,139	471,126
†Janus International Group, Inc.	66,500	708,890
†JELD-WEN Holding, Inc.	70,000	1,227,800
†Masonite International Corp.	18,588	1,904,155
†Masterbrand, Inc.	107,300	1,247,899
†PGT Innovations, Inc.	48,295	1,407,799
Quanex Building Products Corp.	27,952	750,511
†Resideo Technologies, Inc.	120,800	2,133,328
Simpson Manufacturing Co., Inc.	35,589	4,929,076
UFP Industries, Inc.	49,710	4,824,356
Zurn Elkay Water Solutions Corp.	119,464	3,212,387
		34,238,887
Capital Markets–1.34%
†AlTi Global, Inc.	17,600	134,816
Artisan Partners Asset Management, Inc. Class A	49,700	1,953,707
†AssetMark Financial Holdings, Inc.	18,100	536,846
†Avantax, Inc.	39,568	885,532
B Riley Financial, Inc.	17,223	791,913
†Bakkt Holdings, Inc.	57,700	70,971
BGC Partners, Inc. Class A	259,600	1,150,028

LVIP SSGA Small-Cap Index Fund-8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Brightsphere Investment Group, Inc.	27,317	$ 572,291
Cohen & Steers, Inc.	21,069	1,221,791
Diamond Hill Investment Group, Inc.	2,332	399,472
†Donnelley Financial Solutions, Inc.	20,800	947,024
†Focus Financial Partners, Inc. Class A	48,400	2,541,484
†Forge Global Holdings, Inc.	93,300	226,719
GCM Grosvenor, Inc. Class A	34,000	256,360
Hamilton Lane, Inc. Class A	29,700	2,375,406
MarketWise, Inc.	25,600	51,200
Moelis & Co. Class A	53,700	2,434,758
†Open Lending Corp. Class A	88,700	932,237
P10, Inc. Class A	30,700	346,910
Patria Investments Ltd. Class A	41,700	596,310
Perella Weinberg Partners Class A	30,200	251,566
Piper Sandler Cos.,	14,368	1,857,208
PJT Partners, Inc. Class A	19,800	1,378,872
Sculptor Capital Management, Inc.	20,600	181,898
Silvercrest Asset Management Group, Inc. Class A	8,500	172,125
StepStone Group, Inc. Class A	46,100	1,143,741
†StoneX Group, Inc.	14,524	1,206,654
Value Line, Inc.	700	32,130
Victory Capital Holdings, Inc. Class A	19,800	624,492
Virtus Investment Partners, Inc.	5,732	1,131,898
WisdomTree, Inc.	115,408	791,699
		27,198,058
Chemicals–2.03%
AdvanSix, Inc.	21,900	766,062
American Vanguard Corp.	24,295	434,152
†Amyris, Inc.	182,000	187,460
†Aspen Aerogels, Inc.	41,400	326,646
Avient Corp.	75,971	3,107,214
Balchem Corp.	26,509	3,573,678
Cabot Corp.	46,300	3,097,007
Chase Corp.	6,339	768,414
†Core Molding Technologies, Inc.	5,400	122,850
†Danimer Scientific, Inc.	75,900	180,642
†Diversey Holdings Ltd.	65,400	548,706
†Ecovyst, Inc.	72,300	828,558
FutureFuel Corp.	22,108	195,656
Hawkins, Inc.	16,436	783,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
HB Fuller Co.	44,809	$ 3,204,292
†Ingevity Corp.	31,453	1,829,306
Innospec, Inc.	20,704	2,079,510
†Intrepid Potash, Inc.	9,300	211,017
Koppers Holdings, Inc.	16,560	564,696
Kronos Worldwide, Inc.	17,689	154,425
†Livent Corp.	148,000	4,059,640
†LSB Industries, Inc.	61,800	608,730
Mativ Holdings, Inc.	45,279	684,618
Minerals Technologies, Inc.	26,864	1,549,784
†Origin Materials, Inc.	86,000	366,360
Orion SA	50,795	1,077,870
†Perimeter Solutions SA	125,700	773,055
†PureCycle Technologies, Inc.	95,800	1,024,102
Quaker Chemical Corp.	11,213	2,185,414
†Rayonier Advanced Materials, Inc.	50,900	217,852
Sensient Technologies Corp.	34,995	2,489,194
Stepan Co.	17,870	1,707,657
Trinseo PLC	29,400	372,498
Tronox Holdings PLC Class A	97,000	1,232,870
Valhi, Inc.	2,100	26,985
		41,340,753
Commercial Services & Supplies–1.44%
ABM Industries, Inc.	55,423	2,363,791
ACCO Brands Corp.	76,824	400,253
†ACV Auctions, Inc. Class A	104,500	1,804,715
Aris Water Solutions, Inc. Class A	24,500	252,840
†BrightView Holdings, Inc.	35,900	257,762
Brink's Co.	37,760	2,561,261
†Casella Waste Systems, Inc. Class A	44,434	4,019,055
†CECO Environmental Corp.	23,400	312,624
†Cimpress PLC	14,734	876,378
CompX International, Inc.	1,538	33,528
†CoreCivic, Inc.	93,600	880,776
Deluxe Corp.	35,340	617,743
Ennis, Inc.	21,062	429,244
†Enviri Corp.	65,600	647,472
†GEO Group, Inc.	99,826	714,754
Healthcare Services Group, Inc.	62,281	929,855
†Heritage-Crystal Clean, Inc.	12,654	478,195
HNI Corp.	37,735	1,063,372
Interface, Inc.	47,721	419,468
†LanzaTech Global, Inc.	16,500	112,695
†Li-Cycle Holdings Corp.	112,800	626,040
†Liquidity Services, Inc.	19,473	321,304
Matthews International Corp. Class A	24,810	1,057,402
MillerKnoll, Inc.	63,005	931,214

LVIP SSGA Small-Cap Index Fund-9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Montrose Environmental Group, Inc.	23,200	$ 977,184
NL Industries, Inc.	8,636	47,757
†OPENLANE, Inc.	90,600	1,378,932
†Performant Financial Corp.	57,000	153,900
Pitney Bowes, Inc.	140,700	498,078
†Quad/Graphics, Inc.	25,900	97,384
†SP Plus Corp.	16,797	656,931
Steelcase, Inc. Class A	73,698	568,212
UniFirst Corp.	12,467	1,932,510
†Viad Corp.	16,513	443,869
VSE Corp.	8,866	484,882
		29,351,380
Communications Equipment–0.78%
ADTRAN Holdings, Inc.	64,748	681,796
†Aviat Networks, Inc.	9,500	317,015
†Calix, Inc.	48,131	2,402,218
†Cambium Networks Corp.	9,400	143,068
†Clearfield, Inc.	10,800	511,380
†CommScope Holding Co., Inc.	171,000	962,730
Comtech Telecommunications Corp.	22,075	201,766
†Digi International, Inc.	28,743	1,132,187
†DZS, Inc.	18,200	72,254
†Extreme Networks, Inc.	105,445	2,746,842
†Harmonic, Inc.	89,488	1,447,021
†Infinera Corp.	160,723	776,292
†KVH Industries, Inc.	15,100	138,014
†NETGEAR, Inc.	22,934	324,745
†NetScout Systems, Inc.	56,556	1,750,408
†Ribbon Communications, Inc.	72,202	201,444
†Viavi Solutions, Inc.	187,300	2,122,109
		15,931,289
Construction & Engineering–1.46%
†Ameresco, Inc. Class A	26,321	1,279,990
†API Group Corp.	172,000	4,688,720
Arcosa, Inc.	40,400	3,061,108
Argan, Inc.	10,424	410,810
†Bowman Consulting Group Ltd.	7,800	248,664
Comfort Systems USA, Inc.	29,436	4,833,391
†Concrete Pumping Holdings, Inc.	22,000	176,660
†Construction Partners, Inc. Class A	33,600	1,054,704
†Dycom Industries, Inc.	24,129	2,742,261
†Fluor Corp.	118,400	3,504,640
Granite Construction, Inc.	37,079	1,475,003
†Great Lakes Dredge & Dock Corp.	53,234	434,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†IES Holdings, Inc.	7,200	$ 409,536
†INNOVATE Corp.	39,000	68,250
†Limbach Holdings, Inc.	7,200	178,056
†MYR Group, Inc.	13,594	1,880,594
†Northwest Pipe Co.	8,348	252,443
Primoris Services Corp.	44,638	1,360,120
†Southland Holdings, Inc.	2,700	22,167
†Sterling Infrastructure, Inc.	24,500	1,367,100
†Tutor Perini Corp.	35,006	250,293
		29,698,899
Construction Materials–0.29%
†Knife River Corp.	42,400	1,844,400
†Summit Materials, Inc. Class A	98,926	3,744,349
U.S. Lime & Minerals, Inc.	1,687	352,398
		5,941,147
Consumer Finance–0.81%
†Atlanticus Holdings Corp.	3,315	139,263
Bread Financial Holdings, Inc.	41,500	1,302,685
†Consumer Portfolio Services, Inc.	8,500	99,195
†Encore Capital Group, Inc.	19,563	951,153
†Enova International, Inc.	25,523	1,355,782
FirstCash Holdings, Inc.	31,324	2,923,469
†Green Dot Corp. Class A	39,202	734,645
†LendingClub Corp.	86,960	847,860
†LendingTree, Inc.	8,500	187,935
Navient Corp.	84,500	1,570,010
Nelnet, Inc. Class A	12,038	1,161,426
†NerdWallet, Inc. Class A	27,300	256,893
†OppFi, Inc.	9,400	19,176
†PRA Group, Inc.	31,523	720,301
†PROG Holdings, Inc.	41,205	1,323,505
Regional Management Corp.	6,143	187,361
†Upstart Holdings, Inc.	60,700	2,173,667
†World Acceptance Corp.	3,301	442,367
		16,396,693
Consumer Staples Distribution & Retail–0.54%
Andersons, Inc.	26,963	1,244,342
†Chefs' Warehouse, Inc.	27,935	998,956
†HF Foods Group, Inc.	32,900	154,301
Ingles Markets, Inc. Class A	11,931	986,097
Natural Grocers by Vitamin Cottage, Inc.	7,089	86,911
PriceSmart, Inc.	21,232	1,572,442
SpartanNash Co.	28,358	638,339
†Sprouts Farmers Market, Inc.	88,200	3,239,586
†United Natural Foods, Inc.	49,399	965,750
Village Super Market, Inc. Class A	7,113	162,319

LVIP SSGA Small-Cap Index Fund-10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Weis Markets, Inc.	13,800	$ 886,098
		10,935,141
Containers & Packaging–0.32%
Greif, Inc. Class A	25,217	1,773,289
Myers Industries, Inc.	29,597	575,070
†O-I Glass, Inc.	128,100	2,732,373
Pactiv Evergreen, Inc.	36,800	278,576
†Ranpak Holdings Corp.	35,300	159,556
TriMas Corp.	34,325	943,594
		6,462,458
Distributors–0.01%
Weyco Group, Inc.	5,000	133,450
		133,450
Diversified Consumer Services–0.95%
†2U, Inc.	65,900	265,577
†Adtalem Global Education, Inc.	37,117	1,274,598
Carriage Services, Inc.	10,935	355,060
†Chegg, Inc.	103,200	916,416
†Coursera, Inc.	106,700	1,389,234
†Duolingo, Inc.	23,600	3,373,384
†European Wax Center, Inc. Class A	27,000	503,010
†Frontdoor, Inc.	69,100	2,204,290
Graham Holdings Co. Class B	3,100	1,771,588
Laureate Education, Inc. Class A	112,800	1,363,752
†Lincoln Educational Services Corp.	18,800	126,712
†Nerdy, Inc.	48,600	202,662
†OneSpaWorld Holdings Ltd.	57,900	700,590
†Perdoceo Education Corp.	55,268	678,138
†Rover Group, Inc.	77,700	381,507
Strategic Education, Inc.	18,735	1,270,982
†Stride, Inc.	34,600	1,288,158
†Udemy, Inc.	70,000	751,100
†Universal Technical Institute, Inc.	25,600	176,896
†WW International, Inc.	44,700	300,384
		19,294,038
Diversified REITs–0.55%
Alexander & Baldwin, Inc.	60,608	1,126,097
Alpine Income Property Trust, Inc.	10,800	175,500
American Assets Trust, Inc.	40,673	780,921
Armada Hoffler Properties, Inc.	54,700	638,896
Broadstone Net Lease, Inc.	152,100	2,348,424
CTO Realty Growth, Inc.	18,342	314,382
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
Empire State Realty Trust, Inc. Class A	111,200	$ 832,888
Essential Properties Realty Trust, Inc.	118,835	2,797,376
Gladstone Commercial Corp.	34,105	421,879
Global Net Lease, Inc.	86,554	889,775
NexPoint Diversified Real Estate Trust	27,000	338,040
One Liberty Properties, Inc.	14,207	288,686
†Star Holdings	10,422	152,891
		11,105,755
Diversified Telecommunication Services–0.50%
†Anterix, Inc.	15,800	500,702
†AST SpaceMobile, Inc.	51,000	239,700
ATN International, Inc.	8,792	321,787
†Bandwidth, Inc. Class A	19,100	261,288
†Charge Enterprises, Inc.	115,700	113,386
Cogent Communications Holdings, Inc.	35,904	2,415,980
†Consolidated Communications Holdings, Inc.	62,155	238,054
†EchoStar Corp. Class A	28,000	485,520
†Globalstar, Inc.	568,300	613,764
†IDT Corp. Class B	12,800	330,880
†Liberty Latin America Ltd. Class A	153,671	1,328,625
Lumen Technologies, Inc.	852,400	1,926,424
†Ooma, Inc.	19,294	288,831
†Radius Global Infrastructure, Inc. Class A	68,700	1,023,630
		10,088,571
Electric Utilities–0.74%
ALLETE, Inc.	47,873	2,775,198
Genie Energy Ltd. Class B	16,600	234,724
MGE Energy, Inc.	30,415	2,406,131
Otter Tail Corp.	34,381	2,714,724
PNM Resources, Inc.	71,136	3,208,233
Portland General Electric Co.	77,100	3,610,593
		14,949,603
Electrical Equipment–1.63%
Allied Motion Technologies, Inc.	11,100	443,334
†Amprius Technologies, Inc.	4,300	30,874
†Array Technologies, Inc.	125,500	2,836,300
†Atkore, Inc.	32,800	5,114,832
†Babcock & Wilcox Enterprises, Inc.	51,700	305,030
†Blink Charging Co.	35,800	214,442
†Bloom Energy Corp. Class A	158,300	2,588,205

LVIP SSGA Small-Cap Index Fund-11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Dragonfly Energy Holdings Corp.	12,400	$ 18,352
Encore Wire Corp.	14,726	2,738,005
†Energy Vault Holdings, Inc.	81,100	221,403
EnerSys	34,022	3,692,067
†Enovix Corp.	113,500	2,047,540
†Eos Energy Enterprises, Inc.	90,500	392,770
†ESS Tech, Inc.	77,200	113,484
†Fluence Energy, Inc.	32,200	857,808
†FTC Solar, Inc.	52,000	167,440
†FuelCell Energy, Inc.	339,700	733,752
GrafTech International Ltd.	159,100	801,864
LSI Industries, Inc.	20,100	252,456
†NEXTracker, Inc. Class A	25,600	1,019,136
†NuScale Power Corp.	41,600	282,880
Powell Industries, Inc.	7,408	448,851
Preformed Line Products Co.	2,086	325,625
†SES AI Corp.	104,900	255,956
†Shoals Technologies Group, Inc. Class A	141,600	3,619,296
†SKYX Platforms Corp.	47,400	126,084
†Stem, Inc.	120,500	689,260
†SunPower Corp.	69,900	685,020
†Thermon Group Holdings, Inc.	27,660	735,756
†TPI Composites, Inc.	34,200	354,654
†Vicor Corp.	18,471	997,434
		33,109,910
Electronic Equipment, Instruments & Components–2.78%
†908 Devices, Inc.	18,100	124,166
Advanced Energy Industries, Inc.	31,279	3,486,045
†Aeva Technologies, Inc.	77,400	96,750
†Akoustis Technologies, Inc.	56,700	180,306
†Arlo Technologies, Inc.	72,315	788,957
Badger Meter, Inc.	24,322	3,588,954
Bel Fuse, Inc. Class B	8,300	476,503
Belden, Inc.	35,342	3,380,462
Benchmark Electronics, Inc.	28,466	735,277
Climb Global Solutions, Inc.	3,000	143,580
CTS Corp.	26,311	1,121,638
†Daktronics, Inc.	31,000	198,400
†ePlus, Inc.	22,216	1,250,761
†Evolv Technologies Holdings, Inc.	92,500	555,000
†Fabrinet	30,756	3,994,589
†FARO Technologies, Inc.	15,799	255,944
†Insight Enterprises, Inc.	26,103	3,819,913
†Iteris, Inc.	33,600	133,056
†Itron, Inc.	37,600	2,710,960
†Kimball Electronics, Inc.	20,275	560,198
†Knowles Corp.	74,206	1,340,160
†Lightwave Logic, Inc.	95,000	662,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Luna Innovations, Inc.	26,000	$ 237,120
Methode Electronics, Inc.	29,366	984,348
†MicroVision, Inc.	145,500	666,390
†Mirion Technologies, Inc.	163,800	1,384,110
Napco Security Technologies, Inc.	26,200	907,830
†nLight, Inc.	37,300	575,166
†Novanta, Inc.	29,463	5,424,138
†OSI Systems, Inc.	13,268	1,563,369
†PAR Technology Corp.	22,100	727,753
PC Connection, Inc.	9,124	411,492
†Plexus Corp.	22,963	2,255,885
†Presto Automation, Inc.	2,400	12,528
Richardson Electronics Ltd.	9,000	148,500
†Rogers Corp.	15,652	2,534,528
†Sanmina Corp.	47,595	2,868,551
†ScanSource, Inc.	20,837	615,942
†SmartRent, Inc.	152,500	584,075
†Tingo Group, Inc.	99,600	120,516
†TTM Technologies, Inc.	84,750	1,178,025
Vishay Intertechnology, Inc.	108,221	3,181,698
†Vishay Precision Group, Inc.	9,972	370,460
†Vuzix Corp.	49,600	252,960
		56,609,153
Energy Equipment & Services–2.27%
Archrock, Inc.	114,402	1,172,621
Atlas Energy Solutions, Inc. Class A	13,200	229,152
†Borr Drilling Ltd.	189,800	1,429,194
†Bristow Group, Inc.	19,573	562,332
Cactus, Inc. Class A	53,100	2,247,192
ChampionX Corp.	166,400	5,165,056
Core Laboratories, Inc.	39,600	920,700
†Diamond Offshore Drilling, Inc.	84,000	1,196,160
†DMC Global, Inc.	16,388	291,051
†Dril-Quip, Inc.	28,100	653,887
†Expro Group Holdings NV	72,266	1,280,554
†Forum Energy Technologies, Inc.	8,500	217,515
†Helix Energy Solutions Group, Inc.	118,156	871,991
Helmerich & Payne, Inc.	85,600	3,034,520
†KLX Energy Services Holdings, Inc.	10,700	104,111
Liberty Energy, Inc. Class A	138,700	1,854,419
†Mammoth Energy Services, Inc.	21,300	102,879
†Nabors Industries Ltd.	7,514	699,027
†Newpark Resources, Inc.	73,341	383,573
†NexTier Oilfield Solutions, Inc.	158,763	1,419,341
†Noble Corp. PLC	88,500	3,655,935

LVIP SSGA Small-Cap Index Fund-12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Oceaneering International, Inc.	82,800	$ 1,548,360
†Oil States International, Inc.	51,600	385,452
Patterson-UTI Energy, Inc.	179,200	2,145,024
†ProFrac Holding Corp. Class A	19,500	217,620
†ProPetro Holding Corp.	80,800	665,792
†Ranger Energy Services, Inc.	13,200	135,168
RPC, Inc.	68,100	486,915
†SEACOR Marine Holdings, Inc.	21,500	245,745
†Seadrill Ltd.	42,500	1,753,975
Select Water Solutions, Inc. Class A	69,600	563,760
Solaris Oilfield Infrastructure, Inc. Class A	28,200	234,906
†TETRA Technologies, Inc.	105,400	356,252
†Tidewater, Inc.	38,911	2,157,226
†U.S. Silica Holdings, Inc.	62,283	755,493
†Valaris Ltd.	50,700	3,190,551
†Weatherford International PLC	58,800	3,905,496
		46,238,945
Entertainment–0.38%
†Cinemark Holdings, Inc.	91,200	1,504,800
†IMAX Corp.	38,700	657,513
†Liberty Media Corp.-Liberty Braves Class A	40,100	1,599,812
†Lions Gate Entertainment Corp. Class A	143,200	1,218,328
†Loop Media, Inc.	30,700	73,373
†Madison Square Garden Entertainment Corp.	35,772	1,202,655
Marcus Corp.	19,434	288,206
†Playstudios, Inc.	68,400	335,844
†Reservoir Media, Inc.	16,300	98,126
†Sphere Entertainment Co.	22,072	604,552
†Vivid Seats, Inc. Class A	19,900	157,608
		7,740,817
Financial Services–2.07%
†Acacia Research Corp.	28,900	120,224
Alerus Financial Corp.	14,000	251,720
A-Mark Precious Metals, Inc.	15,300	572,756
†AvidXchange Holdings, Inc.	122,800	1,274,664
Banco Latinoamericano de Comercio Exterior SA	23,158	510,865
†Cannae Holdings, Inc.	57,600	1,164,096
†Cantaloupe, Inc.	46,200	367,752
Cass Information Systems, Inc.	11,415	442,674
Compass Diversified Holdings	51,100	1,108,359
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Enact Holdings, Inc.	25,400	$ 638,302
Essent Group Ltd.	87,609	4,100,101
EVERTEC, Inc.	51,000	1,878,330
Federal Agricultural Mortgage Corp. Class C	7,574	1,088,687
†Finance of America Cos., Inc. Class A	43,600	83,276
†Flywire Corp.	78,800	2,445,952
†Home Point Capital, Inc.	6,800	15,776
†I3 Verticals, Inc. Class A	19,091	436,420
†International Money Express, Inc.	26,000	637,780
Jackson Financial, Inc. Class A	65,500	2,004,955
†Marqeta, Inc. Class A	403,900	1,966,993
Merchants Bancorp	12,714	325,224
†Mr Cooper Group, Inc.	57,802	2,927,093
NewtekOne, Inc.	19,100	303,690
†NMI Holdings, Inc. Class A	68,500	1,768,670
†Ocwen Financial Corp.	5,200	155,844
†Pagseguro Digital Ltd. Class A	166,500	1,571,760
†Payoneer Global, Inc.	215,700	1,037,517
†Paysafe Ltd.	26,684	269,242
†Paysign, Inc.	25,700	62,965
PennyMac Financial Services, Inc.	22,500	1,581,975
†Priority Technology Holdings, Inc.	15,200	55,024
Radian Group, Inc.	131,054	3,313,045
†Remitly Global, Inc.	83,800	1,577,116
†Repay Holdings Corp.	71,700	561,411
†Security National Financial Corp. Class A	8,900	78,943
†StoneCo Ltd. Class A	240,300	3,061,422
†SWK Holdings Corp.	2,400	40,176
†Velocity Financial, Inc.	7,000	80,710
Walker & Dunlop, Inc.	25,563	2,021,778
Waterstone Financial, Inc.	16,080	232,999
		42,136,286
Food Products–1.15%
Alico, Inc.	6,100	155,306
B&G Foods, Inc.	58,014	807,555
†Benson Hill, Inc.	146,100	189,930
†Beyond Meat, Inc.	50,400	654,192
†BRC, Inc. Class A	30,200	155,832
Calavo Growers, Inc.	14,054	407,847
Cal-Maine Foods, Inc.	31,330	1,409,850
Dole PLC	56,800	767,936
†Forafric Global PLC	4,600	50,462
Fresh Del Monte Produce, Inc.	26,056	669,900
†Hain Celestial Group, Inc.	73,300	916,983

LVIP SSGA Small-Cap Index Fund-13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Hostess Brands, Inc.	111,400	$ 2,820,648
J & J Snack Foods Corp.	12,587	1,993,277
John B Sanfilippo & Son, Inc.	7,402	868,032
Lancaster Colony Corp.	16,154	3,248,408
Limoneira Co.	13,900	216,284
†Mission Produce, Inc.	38,300	464,196
†Seneca Foods Corp. Class A	4,188	136,864
†Simply Good Foods Co.	74,000	2,707,660
†Sovos Brands, Inc.	32,800	641,568
†SunOpta, Inc.	80,500	538,545
†TreeHouse Foods, Inc.	42,500	2,141,150
Utz Brands, Inc.	57,100	934,156
†Vital Farms, Inc.	24,800	297,352
†Westrock Coffee Co.	22,800	247,836
		23,441,769
Gas Utilities–1.00%
Brookfield Infrastructure Corp. Class A	81,450	3,712,491
Chesapeake Utilities Corp.	14,565	1,733,235
New Jersey Resources Corp.	80,097	3,780,579
Northwest Natural Holding Co.	28,719	1,236,353
ONE Gas, Inc.	44,746	3,436,940
RGC Resources, Inc.	7,300	146,219
Southwest Gas Holdings, Inc.	55,722	3,546,705
Spire, Inc.	42,420	2,691,125
		20,283,647
Ground Transportation–0.48%
ArcBest Corp.	20,175	1,993,290
Covenant Logistics Group, Inc.	7,900	346,257
†Daseke, Inc.	34,000	242,420
FTAI Infrastructure, Inc.	81,400	300,366
Heartland Express, Inc.	39,409	646,702
Marten Transport Ltd.	48,894	1,051,221
†PAM Transportation Services, Inc.	5,100	136,527
†RXO, Inc.	96,300	2,183,121
†TuSimple Holdings, Inc. Class A	136,700	226,922
†U.S. Xpress Enterprises, Inc. Class A	24,000	147,360
Universal Logistics Holdings, Inc.	5,697	164,130
Werner Enterprises, Inc.	52,856	2,335,178
		9,773,494
Health Care Equipment & Supplies–3.42%
†Accuray, Inc.	76,700	296,829
†Alphatec Holdings, Inc.	62,000	1,114,760
†AngioDynamics, Inc.	30,292	315,946
†Artivion, Inc.	32,110	551,971
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†AtriCure, Inc.	38,003	$ 1,875,828
Atrion Corp.	1,167	660,172
†Avanos Medical, Inc.	38,900	994,284
†Axogen, Inc.	33,300	304,029
†Axonics, Inc.	40,500	2,044,035
†Beyond Air, Inc.	22,100	94,146
†Butterfly Network, Inc.	115,800	266,340
†Cerus Corp.	145,183	357,150
†ClearPoint Neuro, Inc.	19,700	142,628
CONMED Corp.	24,922	3,386,651
†Cutera, Inc.	13,500	204,255
†CVRx, Inc.	9,300	143,592
Embecta Corp.	48,300	1,043,280
†Figs, Inc. Class A	104,400	863,388
†Glaukos Corp.	38,445	2,737,668
†Haemonetics Corp.	41,700	3,550,338
†Inari Medical, Inc.	42,500	2,470,950
†Inmode Ltd.	64,700	2,416,545
†Inogen, Inc.	18,990	219,335
†Integer Holdings Corp.	27,525	2,438,990
iRadimed Corp.	6,300	300,762
†iRhythm Technologies, Inc.	25,250	2,634,080
†KORU Medical Systems, Inc.	30,100	103,845
†Lantheus Holdings, Inc.	56,706	4,758,768
LeMaitre Vascular, Inc.	16,298	1,096,529
†LivaNova PLC	44,796	2,303,858
†Merit Medical Systems, Inc.	46,441	3,884,325
†Nano-X Imaging Ltd.	38,200	591,718
†Neogen Corp.	180,550	3,926,963
†Nevro Corp.	29,000	737,180
†NuVasive, Inc.	43,637	1,814,863
=OmniAb, Inc. Earnout Shares	4,688	0
=OmniAb, Inc. Earnout Shares	4,688	0
†Omnicell, Inc.	37,025	2,727,632
†OraSure Technologies, Inc.	60,806	304,638
†Orchestra BioMed Holdings, Inc.	3,600	25,200
†Orthofix Medical, Inc.	29,318	529,483
†OrthoPediatrics Corp.	12,705	557,114
†Outset Medical, Inc.	40,700	890,109
†Paragon 28, Inc.	40,600	720,244
†PROCEPT BioRobotics Corp.	29,800	1,053,430
†Pulmonx Corp.	30,200	395,922
†Pulse Biosciences, Inc.	13,600	97,784
†RxSight, Inc.	22,086	636,077
†Sanara Medtech, Inc.	3,100	124,310
†Semler Scientific, Inc.	4,100	107,584
†SI-BONE, Inc.	28,400	766,232
†Sight Sciences, Inc.	18,100	149,868
†Silk Road Medical, Inc.	31,300	1,016,937
†STAAR Surgical Co.	39,999	2,102,747
†Surmodics, Inc.	11,365	355,838
†Tactile Systems Technology, Inc.	18,700	466,191

LVIP SSGA Small-Cap Index Fund-14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Tela Bio, Inc.	13,300	$ 134,729
†TransMedics Group, Inc.	26,000	2,183,480
†Treace Medical Concepts, Inc.	36,900	943,902
†UFP Technologies, Inc.	5,700	1,104,945
Utah Medical Products, Inc.	2,915	271,678
†Varex Imaging Corp.	31,500	742,455
†Vicarious Surgical, Inc.	60,300	110,349
†ViewRay, Inc.	122,800	43,250
†Zimvie, Inc.	21,400	240,322
†Zynex, Inc.	18,260	175,113
		69,623,564
Health Care Providers & Services–2.75%
†23andMe Holding Co. Class A	211,700	370,475
†Accolade, Inc.	54,600	735,462
†AdaptHealth Corp.	61,400	747,238
†Addus HomeCare Corp.	12,800	1,186,560
†Agiliti, Inc.	23,500	387,750
AirSculpt Technologies, Inc.	10,100	87,062
†Alignment Healthcare, Inc.	80,200	461,150
†AMN Healthcare Services, Inc.	35,974	3,925,483
†Apollo Medical Holdings, Inc.	34,700	1,096,520
†Aveanna Healthcare Holdings, Inc.	42,300	71,487
†Brookdale Senior Living, Inc.	151,600	639,752
†Cano Health, Inc.	197,500	274,525
†CareMax, Inc.	61,900	192,509
†Castle Biosciences, Inc.	20,600	282,632
†Community Health Systems, Inc.	102,800	452,320
†CorVel Corp.	7,286	1,409,841
†Cross Country Healthcare, Inc.	29,217	820,413
†DocGo, Inc.	69,500	651,215
†Enhabit, Inc.	41,200	473,800
Ensign Group, Inc.	44,733	4,270,212
†Fulgent Genetics, Inc.	17,500	648,025
†Guardant Health, Inc.	93,700	3,354,460
†HealthEquity, Inc.	69,030	4,358,554
†Hims & Hers Health, Inc.	99,600	936,240
†InfuSystem Holdings, Inc.	14,200	136,746
†Innovage Holding Corp.	15,700	117,750
†Invitae Corp.	215,980	244,057
†Joint Corp.	11,700	157,950
†LifeStance Health Group, Inc.	87,400	797,962
†ModivCare, Inc.	10,333	467,155
National HealthCare Corp.	10,275	635,201
National Research Corp.	11,637	506,326
†NeoGenomics, Inc.	104,965	1,686,788
†OPKO Health, Inc.	329,700	715,449
†Option Care Health, Inc.	139,007	4,516,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Owens & Minor, Inc.	61,154	$ 1,164,372
†P3 Health Partners, Inc.	33,000	98,670
Patterson Cos., Inc.	72,800	2,421,328
†Pediatrix Medical Group, Inc.	67,000	952,070
†Pennant Group, Inc.	23,066	283,251
†PetIQ, Inc.	22,600	342,842
†Privia Health Group, Inc.	75,500	1,971,305
†Progyny, Inc.	64,200	2,525,628
†Quipt Home Medical Corp.	30,600	163,404
†RadNet, Inc.	41,700	1,360,254
Select Medical Holdings Corp.	86,767	2,764,397
†Surgery Partners, Inc.	55,000	2,474,450
U.S. Physical Therapy, Inc.	10,649	1,292,682
†Viemed Healthcare, Inc.	26,600	260,148
		55,890,207
Health Care REITs–0.57%
CareTrust REIT, Inc.	82,871	1,645,818
Community Healthcare Trust, Inc.	20,510	677,240
Diversified Healthcare Trust	200,000	450,000
Global Medical REIT, Inc.	51,300	468,369
LTC Properties, Inc.	33,473	1,105,279
National Health Investors, Inc.	34,834	1,825,998
Physicians Realty Trust	189,800	2,655,302
Sabra Health Care REIT, Inc.	192,777	2,268,985
Universal Health Realty Income Trust	10,673	507,822
		11,604,813
Health Care Technology–0.60%
†American Well Corp. Class A	206,200	433,020
†Computer Programs & Systems, Inc.	11,149	275,269
†Definitive Healthcare Corp.	37,100	408,100
†Evolent Health, Inc. Class A	90,800	2,751,240
†Health Catalyst, Inc.	47,100	588,750
HealthStream, Inc.	19,545	480,025
†Multiplan Corp.	315,100	664,861
†NextGen Healthcare, Inc.	45,828	743,330
†OptimizeRx Corp.	13,700	195,773
†Phreesia, Inc.	41,900	1,299,319
†Schrodinger, Inc.	44,900	2,241,408
†Sharecare, Inc.	256,000	448,000
Simulations Plus, Inc.	12,700	550,291
†Veradigm, Inc.	90,200	1,136,520
		12,215,906
Hotel & Resort REITs–0.83%
Apple Hospitality REIT, Inc.	179,100	2,706,201

LVIP SSGA Small-Cap Index Fund-15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs (continued)
Braemar Hotels & Resorts, Inc.	56,200	$ 225,924
Chatham Lodging Trust	39,731	371,882
DiamondRock Hospitality Co.	173,574	1,390,328
Hersha Hospitality Trust Class A	24,941	151,891
Pebblebrook Hotel Trust	108,760	1,516,114
RLJ Lodging Trust	132,755	1,363,394
Ryman Hospitality Properties, Inc.	48,006	4,460,718
Service Properties Trust	138,200	1,200,958
Summit Hotel Properties, Inc.	85,273	555,127
Sunstone Hotel Investors, Inc.	175,492	1,775,979
Xenia Hotels & Resorts, Inc.	96,204	1,184,271
		16,902,787
Hotels, Restaurants & Leisure–2.31%
†Accel Entertainment, Inc. Class A	46,900	495,264
†Bally's Corp.	29,573	460,156
†Biglari Holdings, Inc. Class B	665	131,098
†BJ's Restaurants, Inc.	18,959	602,896
Bloomin' Brands, Inc.	73,052	1,964,368
Bluegreen Vacations Holding Corp.	8,400	299,460
†Bowlero Corp.	23,600	274,704
†Brinker International, Inc.	36,000	1,317,600
†Carrols Restaurant Group, Inc.	29,500	148,680
†Century Casinos, Inc.	23,100	164,010
Cheesecake Factory, Inc.	40,174	1,389,217
†Chuy's Holdings, Inc.	14,932	609,524
Cracker Barrel Old Country Store, Inc.	18,262	1,701,653
†Dave & Buster's Entertainment, Inc.	35,600	1,586,336
†Denny's Corp.	46,656	574,802
Dine Brands Global, Inc.	12,432	721,429
El Pollo Loco Holdings, Inc.	19,300	169,261
†Everi Holdings, Inc.	71,500	1,033,890
†Fiesta Restaurant Group, Inc.	14,000	111,160
†First Watch Restaurant Group, Inc.	12,100	204,490
†Full House Resorts, Inc.	27,800	186,260
†Global Business Travel Group I	26,100	188,703
†Golden Entertainment, Inc.	16,500	689,700
†Hilton Grand Vacations, Inc.	71,500	3,248,960
†Inspired Entertainment, Inc.	17,600	258,896
International Game Technology PLC	87,500	2,790,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	17,115	$ 1,669,226
Krispy Kreme, Inc.	69,500	1,023,735
†Kura Sushi USA, Inc. Class A	4,700	436,865
†Life Time Group Holdings, Inc.	35,400	696,318
†Light & Wonder, Inc. Class A	78,452	5,394,360
†Lindblad Expeditions Holdings, Inc.	28,900	314,432
Monarch Casino & Resort, Inc.	10,884	766,778
†Mondee Holdings, Inc.	38,000	338,580
Nathan's Famous, Inc.	1,900	149,226
†Noodles & Co.	34,500	116,610
†ONE Group Hospitality, Inc.	17,000	124,440
Papa John's International, Inc.	27,922	2,061,481
†PlayAGS, Inc.	28,800	162,720
†Portillo's, Inc. Class A	33,800	761,514
†Potbelly Corp.	20,000	175,600
RCI Hospitality Holdings, Inc.	7,100	539,529
†Red Robin Gourmet Burgers, Inc.	12,800	177,024
Red Rock Resorts, Inc. Class A	41,900	1,960,082
†Rush Street Interactive, Inc.	50,000	156,000
†Sabre Corp.	270,700	863,533
†SeaWorld Entertainment, Inc.	33,162	1,857,404
†Shake Shack, Inc. Class A	31,000	2,409,320
†Six Flags Entertainment Corp.	59,700	1,551,006
†Super Group SGHC Ltd.	114,000	330,600
†Sweetgreen, Inc. Class A	78,700	1,008,934
†Target Hospitality Corp.	24,900	334,158
†Xponential Fitness, Inc. Class A	19,500	336,375
		47,038,742
Household Durables–2.10%
†Beazer Homes USA, Inc.	24,719	699,300
†Cavco Industries, Inc.	7,226	2,131,670
Century Communities, Inc.	23,638	1,811,144
Cricut, Inc. Class A	40,100	489,220
†Dream Finders Homes, Inc. Class A	18,800	462,292
Ethan Allen Interiors, Inc.	19,132	541,053
†GoPro, Inc. Class A	106,500	440,910
†Green Brick Partners, Inc.	22,782	1,294,018
†Helen of Troy Ltd.	19,898	2,149,382
Hooker Furnishings Corp.	8,200	153,012
†Hovnanian Enterprises, Inc. Class A	3,900	386,919

LVIP SSGA Small-Cap Index Fund-16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Installed Building Products, Inc.	19,818	$ 2,777,691
†iRobot Corp.	22,222	1,005,545
KB Home	63,136	3,264,762
†Landsea Homes Corp.	9,401	87,805
La-Z-Boy, Inc.	36,033	1,031,985
†Legacy Housing Corp.	7,060	163,721
†LGI Homes, Inc.	17,100	2,306,619
†Lovesac Co.	11,300	304,535
†M/I Homes, Inc.	22,274	1,942,070
MDC Holdings, Inc.	48,731	2,279,149
Meritage Homes Corp.	30,184	4,294,278
Purple Innovation, Inc.	54,411	151,263
†Skyline Champion Corp.	44,434	2,908,205
†Snap One Holdings Corp.	15,400	179,410
†Sonos, Inc.	106,536	1,739,733
†Taylor Morrison Home Corp.	87,000	4,242,990
†Traeger, Inc.	28,800	122,400
†Tri Pointe Homes, Inc.	84,252	2,768,521
†United Homes Group, Inc.	4,700	52,452
†Vizio Holding Corp. Class A	60,600	409,050
†VOXX International Corp.	11,400	142,272
		42,733,376
Household Products–0.29%
†Central Garden & Pet Co.	41,422	1,528,495
Energizer Holdings, Inc.	58,900	1,977,862
Oil-Dri Corp. of America	4,000	235,960
WD-40 Co.	11,338	2,138,914
		5,881,231
Independent Power and Renewable Electricity Producers–0.29%
†Altus Power, Inc.	74,000	399,600
†Montauk Renewables, Inc.	56,000	416,640
Ormat Technologies, Inc.	43,460	3,496,792
†Sunnova Energy International, Inc.	83,200	1,523,392
		5,836,424
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	22,100	417,248
		417,248
Industrial REITs–0.43%
Innovative Industrial Properties, Inc.	23,000	1,679,230
LXP Industrial Trust	232,786	2,269,664
Plymouth Industrial REIT, Inc.	35,000	805,700
Terreno Realty Corp.	67,034	4,028,743
		8,783,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.66%
†Ambac Financial Group, Inc.	36,493	$ 519,660
American Equity Investment Life Holding Co.	62,455	3,254,530
AMERISAFE, Inc.	16,099	858,399
Argo Group International Holdings Ltd.	25,967	768,883
†BRP Group, Inc. Class A	50,400	1,248,912
CNO Financial Group, Inc.	94,812	2,244,200
Crawford & Co. Class A	13,000	144,170
Donegal Group, Inc. Class A	12,346	178,153
†eHealth, Inc.	20,719	166,581
Employers Holdings, Inc.	22,227	831,512
†Enstar Group Ltd.	9,411	2,298,543
F&G Annuities & Life, Inc.	14,400	356,832
†Genworth Financial, Inc. Class A	413,500	2,067,500
†GoHealth, Inc. Class A	3,300	65,043
†Goosehead Insurance, Inc. Class A	17,500	1,100,575
†Greenlight Capital Re Ltd. Class A	21,257	223,943
HCI Group, Inc.	5,307	327,866
†Hippo Holdings, Inc.	14,532	240,214
Horace Mann Educators Corp.	34,431	1,021,223
Investors Title Co.	1,053	153,738
James River Group Holdings Ltd.	29,900	545,974
†Kingsway Financial Services, Inc.	5,600	45,640
†Lemonade, Inc.	41,200	694,220
†Maiden Holdings Ltd.	75,900	159,390
†MBIA, Inc.	38,884	335,958
Mercury General Corp.	21,900	662,913
National Western Life Group, Inc. Class A	1,916	796,213
†NI Holdings, Inc.	7,400	109,890
†Oscar Health, Inc. Class A	127,700	1,029,262
†Palomar Holdings, Inc.	20,400	1,184,016
ProAssurance Corp.	44,100	665,469
Safety Insurance Group, Inc.	11,699	839,052
Selective Insurance Group, Inc.	49,607	4,759,792
†Selectquote, Inc.	113,300	220,935
†SiriusPoint Ltd.	75,600	682,668
†Skyward Specialty Insurance Group, Inc.	8,400	213,360
Stewart Information Services Corp.	22,539	927,254
Tiptree, Inc.	19,646	294,886
†Trupanion, Inc.	33,161	652,609
United Fire Group, Inc.	17,321	392,494
†United Insurance Holdings Corp.	16,400	73,144

LVIP SSGA Small-Cap Index Fund-17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	20,803	$ 320,990
		33,676,606
Interactive Media & Services–0.71%
†Bumble, Inc. Class A	83,900	1,407,842
†Cargurus, Inc.	84,400	1,909,972
†Cars.com, Inc.	54,900	1,088,118
†DHI Group, Inc.	34,900	133,667
†Eventbrite, Inc. Class A	67,000	639,850
†EverQuote, Inc. Class A	16,900	109,850
†fuboTV, Inc.	167,600	348,608
†Grindr, Inc.	34,100	188,573
†Liberty TripAdvisor Holdings, Inc.	400	18,652
†MediaAlpha, Inc. Class A	20,900	215,479
†Nextdoor Holdings, Inc.	121,000	394,460
†Outbrain, Inc.	33,800	166,296
†QuinStreet, Inc.	41,411	365,659
Shutterstock, Inc.	19,652	956,463
†System1, Inc.	22,200	99,900
†TrueCar, Inc.	74,300	167,918
†Vimeo, Inc.	122,800	505,936
†Yelp, Inc.	56,400	2,053,524
†Ziff Davis, Inc.	38,187	2,675,381
†ZipRecruiter, Inc. Class A	59,800	1,062,048
		14,508,196
IT Services–0.51%
†BigBear.ai Holdings, Inc.	21,700	50,995
†BigCommerce Holdings, Inc.	55,100	548,245
†Brightcove, Inc.	33,686	135,081
†CXApp, Inc.	1,500	16,380
†DigitalOcean Holdings, Inc.	58,300	2,340,162
†Fastly, Inc. Class A	97,300	1,534,421
†Grid Dynamics Holdings, Inc.	45,600	421,800
Hackett Group, Inc.	18,476	412,939
Information Services Group, Inc.	30,600	164,016
†Perficient, Inc.	28,525	2,376,988
†Rackspace Technology, Inc.	65,400	177,888
†Squarespace, Inc. Class A	35,800	1,129,132
†Thoughtworks Holding, Inc.	76,000	573,800
†Tucows, Inc. Class A	8,000	221,920
†Unisys Corp.	53,954	214,737
		10,318,504
Leisure Products–0.46%
Acushnet Holdings Corp.	27,900	1,525,572
†AMMO, Inc.	70,200	149,526
Clarus Corp.	23,724	216,837
Escalade, Inc.	7,200	96,120
†Funko, Inc. Class A	27,000	292,140
†JAKKS Pacific, Inc.	4,700	93,859
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Johnson Outdoors, Inc. Class A	4,386	$ 269,520
†Latham Group, Inc.	36,800	136,528
†Malibu Boats, Inc. Class A	16,900	991,354
Marine Products Corp.	7,236	121,999
†MasterCraft Boat Holdings, Inc.	14,700	450,555
Smith & Wesson Brands, Inc.	36,832	480,289
†Solo Brands, Inc. Class A	17,700	100,182
Sturm Ruger & Co., Inc.	14,114	747,478
†Topgolf Callaway Brands Corp.	116,927	2,321,001
†Vista Outdoor, Inc.	46,300	1,281,121
		9,274,081
Life Sciences Tools & Services–0.43%
†Adaptive Biotechnologies Corp.	93,800	629,398
†Akoya Biosciences, Inc.	14,600	107,894
†BioLife Solutions, Inc.	28,200	623,220
†Codexis, Inc.	53,500	149,800
†CryoPort, Inc.	37,500	646,875
†Cytek Biosciences, Inc.	98,300	839,482
†Harvard Bioscience, Inc.	31,500	172,935
†MaxCyte, Inc.	75,200	345,168
Mesa Laboratories, Inc.	4,330	556,405
†NanoString Technologies, Inc.	38,200	154,710
†Nautilus Biotechnology, Inc.	41,900	162,153
†OmniAb, Inc.	75,889	381,722
†Pacific Biosciences of California, Inc.	207,398	2,758,393
†Quanterix Corp.	28,900	651,695
†Quantum-Si, Inc.	83,600	149,644
†Seer, Inc.	48,500	207,095
†SomaLogic, Inc.	123,800	285,978
		8,822,567
Machinery–3.71%
†374Water, Inc.	49,000	117,110
†3D Systems Corp.	105,222	1,044,855
Alamo Group, Inc.	8,435	1,551,281
Albany International Corp. Class A	26,043	2,429,291
Astec Industries, Inc.	18,669	848,319
Barnes Group, Inc.	40,854	1,723,630
†Berkshire Grey, Inc.	52,500	74,025
†Blue Bird Corp.	14,992	337,020
†Chart Industries, Inc.	35,474	5,668,391
†CIRCOR International, Inc.	15,526	876,443
Columbus McKinnon Corp.	23,508	955,600
†Commercial Vehicle Group, Inc.	25,000	277,500
†Desktop Metal, Inc. Class A	229,838	406,813

LVIP SSGA Small-Cap Index Fund-18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Douglas Dynamics, Inc.	18,249	$ 545,280
†Energy Recovery, Inc.	46,100	1,288,495
Enerpac Tool Group Corp.	47,414	1,280,178
EnPro Industries, Inc.	17,309	2,311,271
ESCO Technologies, Inc.	21,538	2,231,983
Federal Signal Corp.	49,807	3,189,142
Franklin Electric Co., Inc.	38,340	3,945,186
†Gencor Industries, Inc.	7,700	119,966
Gorman-Rupp Co.	18,482	532,836
Greenbrier Cos., Inc.	26,801	1,155,123
Helios Technologies, Inc.	27,128	1,792,890
Hillenbrand, Inc.	57,732	2,960,497
†Hillman Solutions Corp.	136,500	1,229,865
†Hyliion Holdings Corp.	119,800	200,066
Hyster-Yale Materials Handling, Inc.	8,966	500,661
John Bean Technologies Corp.	26,292	3,189,220
Kadant, Inc.	9,699	2,154,148
Kennametal, Inc.	67,300	1,910,647
Lindsay Corp.	9,207	1,098,763
Luxfer Holdings PLC	22,600	321,598
†Manitowoc Co., Inc.	28,075	528,652
†Mayville Engineering Co., Inc.	8,500	105,910
†Microvast Holdings, Inc.	142,600	228,160
Miller Industries, Inc.	9,346	331,503
Mueller Industries, Inc.	46,540	4,062,011
Mueller Water Products, Inc. Class A	130,427	2,116,830
†Nikola Corp.	494,500	682,410
Omega Flex, Inc.	2,689	279,064
Park-Ohio Holdings Corp.	6,500	123,500
†Proterra, Inc.	182,800	219,360
†Proto Labs, Inc.	22,643	791,599
REV Group, Inc.	27,900	369,954
Shyft Group, Inc.	29,116	642,299
†SPX Technologies, Inc.	36,400	3,092,908
Standex International Corp.	9,954	1,408,192
Tennant Co.	15,381	1,247,553
Terex Corp.	55,600	3,326,548
†Titan International, Inc.	41,600	477,568
Trinity Industries, Inc.	68,600	1,763,706
†Velo3D, Inc.	71,500	154,440
Wabash National Corp.	39,940	1,024,062
Watts Water Technologies, Inc. Class A	22,794	4,187,942
		75,432,264
Marine Transportation–0.26%
Costamare, Inc.	44,300	428,381
Eagle Bulk Shipping, Inc.	10,842	520,850
Eneti, Inc.	18,100	219,191
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Genco Shipping & Trading Ltd.	30,700	$ 430,721
Golden Ocean Group Ltd.	102,000	770,100
†Himalaya Shipping Ltd.	21,800	121,208
Matson, Inc.	30,900	2,401,857
Pangaea Logistics Solutions Ltd.	26,700	180,759
Safe Bulkers, Inc.	56,600	184,516
		5,257,583
Media–0.73%
†Advantage Solutions, Inc.	72,200	168,948
†AMC Networks, Inc. Class A	25,100	299,945
†Boston Omaha Corp. Class A	18,000	338,760
†Cardlytics, Inc.	27,800	175,696
†Clear Channel Outdoor Holdings, Inc.	307,800	421,686
†Daily Journal Corp.	1,050	303,744
†Emerald Holding, Inc.	11,100	45,510
Entravision Communications Corp. Class A	49,930	219,193
†EW Scripps Co. Class A	47,666	436,144
†Gambling.com Group Ltd.	7,300	74,752
†Gannett Co., Inc.	119,324	268,479
Gray Television, Inc.	66,418	523,374
†iHeartMedia, Inc. Class A	98,400	358,176
†Integral Ad Science Holding Corp.	31,400	564,572
John Wiley & Sons, Inc. Class A	35,600	1,211,468
†Magnite, Inc.	110,242	1,504,803
†PubMatic, Inc. Class A	36,800	672,704
†Quotient Technology, Inc.	75,600	290,304
Scholastic Corp.	24,791	964,122
Sinclair, Inc.	33,000	456,060
†Stagwell, Inc.	87,700	632,317
†TechTarget, Inc.	22,898	712,815
TEGNA, Inc.	185,894	3,018,918
†Thryv Holdings, Inc.	23,900	587,940
Townsquare Media, Inc. Class A	9,100	108,381
†Urban One, Inc.	18,400	110,319
†WideOpenWest, Inc.	43,794	369,621
		14,838,751
Metals & Mining–1.79%
†5E Advanced Materials, Inc.	32,400	106,272
Alpha Metallurgical Resources, Inc.	12,700	2,087,372
†Arconic Corp.	84,600	2,502,468
†ATI, Inc.	104,100	4,604,343
Caledonia Mining Corp. PLC	13,000	151,060
Carpenter Technology Corp.	39,900	2,239,587
†Century Aluminum Co.	43,458	378,954

LVIP SSGA Small-Cap Index Fund-19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining, Inc.	258,486	$ 734,100
Commercial Metals Co.	97,100	5,113,286
Compass Minerals International, Inc.	28,800	979,200
†Constellium SE	105,500	1,814,600
†Contango ORE, Inc.	2,900	73,892
†Dakota Gold Corp.	45,700	133,444
Haynes International, Inc.	10,281	522,480
Hecla Mining Co.	488,976	2,518,226
†i-80 Gold Corp.	150,300	338,175
†Ivanhoe Electric, Inc.	45,700	595,928
Kaiser Aluminum Corp.	13,222	947,224
Materion Corp.	16,884	1,928,153
†NioCorp Developments Ltd.	700	3,521
†Novagold Resources, Inc.	198,300	791,217
Olympic Steel, Inc.	7,906	387,394
†Perpetua Resources Corp.	30,800	113,036
†Piedmont Lithium, Inc.	14,400	831,024
†PolyMet Mining Corp.	49,445	39,062
†Ramaco Resources, Inc. Class A	22,320	196,453
Ryerson Holding Corp.	17,125	742,883
Schnitzer Steel Industries, Inc. Class A	21,101	632,819
SunCoke Energy, Inc.	67,444	530,784
†TimkenSteel Corp.	36,900	795,933
Tredegar Corp.	22,530	150,275
Warrior Met Coal, Inc.	43,000	1,674,850
Worthington Industries, Inc.	25,908	1,799,829
		36,457,844
Mortgage Real Estate Investment Trusts (REITs)–1.20%
AFC Gamma, Inc.	13,800	171,810
Angel Oak Mortgage REIT, Inc.	11,600	95,584
Apollo Commercial Real Estate Finance, Inc.	116,581	1,319,697
Arbor Realty Trust, Inc.	145,800	2,160,756
Ares Commercial Real Estate Corp.	42,189	428,218
ARMOUR Residential REIT, Inc.	157,653	840,291
Blackstone Mortgage Trust, Inc. Class A	143,417	2,984,508
BrightSpire Capital, Inc. Class A	106,100	714,053
Chicago Atlantic Real Estate Finance, Inc.	14,300	216,645
Chimera Investment Corp.	193,400	1,115,918
Claros Mortgage Trust, Inc.	75,900	860,706
Dynex Capital, Inc.	44,643	562,055
Ellington Financial, Inc.	53,900	743,820
Franklin BSP Realty Trust, Inc.	68,930	976,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc.	44,900	$ 237,970
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85,500	2,137,500
Invesco Mortgage Capital, Inc.	34,553	396,323
KKR Real Estate Finance Trust, Inc.	48,900	595,113
Ladder Capital Corp.	94,389	1,024,121
MFA Financial, Inc.	86,250	969,450
New York Mortgage Trust, Inc.	76,645	760,318
Nexpoint Real Estate Finance, Inc.	7,800	121,602
Orchid Island Capital, Inc.	32,960	341,136
PennyMac Mortgage Investment Trust	74,021	997,803
Ready Capital Corp.	127,372	1,436,756
Redwood Trust, Inc.	95,725	609,768
TPG RE Finance Trust, Inc.	59,000	437,190
Two Harbors Investment Corp.	80,400	1,115,952
		24,371,112
Multi-Utilities–0.45%
Avista Corp.	61,726	2,423,980
Black Hills Corp.	54,073	3,258,439
NorthWestern Corp.	49,106	2,787,257
Unitil Corp.	13,341	676,522
		9,146,198
Office REITs–0.70%
Brandywine Realty Trust	140,100	651,465
City Office REIT, Inc.	34,800	193,836
Corporate Office Properties Trust	94,100	2,234,875
Douglas Emmett, Inc.	141,300	1,776,141
Easterly Government Properties, Inc.	76,500	1,109,250
Equity Commonwealth	87,400	1,770,724
Hudson Pacific Properties, Inc.	117,500	495,850
JBG SMITH Properties	90,600	1,362,624
Office Properties Income Trust	40,140	309,078
Orion Office REIT, Inc.	49,700	328,517
Paramount Group, Inc.	152,900	677,347
Peakstone Realty Trust	23,600	658,912
Piedmont Office Realty Trust, Inc. Class A	101,400	737,178
Postal Realty Trust, Inc. Class A	14,700	216,237

LVIP SSGA Small-Cap Index Fund-20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
SL Green Realty Corp.	55,300	$ 1,661,765
		14,183,799
Oil, Gas & Consumable Fuels–4.37%
†Amplify Energy Corp.	30,200	204,454
Arch Resources, Inc.	14,800	1,668,848
Ardmore Shipping Corp.	32,900	406,315
Berry Corp.	61,671	424,296
California Resources Corp.	61,800	2,798,922
†Callon Petroleum Co.	49,300	1,728,951
†Centrus Energy Corp. Class A	10,024	326,381
Chord Energy Corp.	34,502	5,306,408
Civitas Resources, Inc.	61,304	4,252,658
†Clean Energy Fuels Corp.	140,695	697,847
†CNX Resources Corp.	140,400	2,487,888
=†Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	75,300	873,480
CONSOL Energy, Inc.	28,600	1,939,366
Crescent Energy Co. Class A	31,480	328,022
CVR Energy, Inc.	24,100	722,036
Delek U.S. Holdings, Inc.	57,462	1,376,215
†Denbury, Inc.	41,700	3,597,042
DHT Holdings, Inc.	113,700	969,861
Dorian LPG Ltd.	25,636	657,563
†Earthstone Energy, Inc. Class A	44,000	628,760
†Empire Petroleum Corp.	8,500	77,350
†Encore Energy Corp.	121,300	292,333
†Energy Fuels, Inc.	131,300	819,312
Enviva, Inc.	26,500	287,525
Equitrans Midstream Corp.	360,600	3,447,336
Evolution Petroleum Corp.	24,200	195,294
Excelerate Energy, Inc. Class A	15,100	306,983
FLEX LNG Ltd.	24,000	732,720
†Gevo, Inc.	194,400	295,488
Golar LNG Ltd.	84,401	1,702,368
Granite Ridge Resources, Inc.	21,600	143,208
†Green Plains, Inc.	47,493	1,531,174
†Gulfport Energy Corp.	9,000	945,630
†Hallador Energy Co.	18,500	158,545
HighPeak Energy, Inc.	8,000	87,040
International Seaways, Inc.	40,736	1,557,745
Kinetik Holdings, Inc. Class A	13,442	472,352
†Kosmos Energy Ltd.	376,500	2,255,235
Magnolia Oil & Gas Corp. Class A	145,200	3,034,680
Matador Resources Co.	93,530	4,893,490
Murphy Oil Corp.	122,500	4,691,750
NACCO Industries, Inc. Class A	3,300	114,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†NextDecade Corp.	30,900	$ 253,689
Nordic American Tankers Ltd.	174,798	641,509
Northern Oil & Gas, Inc.	59,300	2,035,176
†Overseas Shipholding Group, Inc. Class A	45,000	187,650
†Par Pacific Holdings, Inc.	43,435	1,155,805
PBF Energy, Inc. Class A	98,500	4,032,590
Peabody Energy Corp.	101,912	2,207,414
Permian Resources Corp.	205,800	2,255,568
†PrimeEnergy Resources Corp.	500	46,015
†REX American Resources Corp.	12,550	436,866
Riley Exploration Permian, Inc.	9,000	321,480
†Ring Energy, Inc.	83,400	142,614
SandRidge Energy, Inc.	26,200	399,550
Scorpio Tankers, Inc.	42,822	2,022,483
SFL Corp. Ltd.	94,242	879,278
†SilverBow Resources, Inc.	13,800	401,856
Sitio Royalties Corp. Class A	65,321	1,715,983
SM Energy Co.	100,900	3,191,467
†Talos Energy, Inc.	91,300	1,266,331
†Teekay Corp.	58,000	350,320
Teekay Tankers Ltd. Class A	19,100	730,193
†Tellurian, Inc.	438,600	618,426
†Uranium Energy Corp.	302,000	1,026,800
VAALCO Energy, Inc.	89,200	335,392
†Verde Clean Fuels, Inc.	3,600	23,436
†Vertex Energy, Inc.	54,100	338,125
†Vital Energy, Inc.	14,100	636,615
Vitesse Energy, Inc.	20,300	454,720
†W&T Offshore, Inc.	75,636	292,711
World Kinect Corp.	50,500	1,044,340
		88,881,651
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	13,851	433,813
Glatfelter Corp.	37,373	112,867
Sylvamo Corp.	28,500	1,152,825
		1,699,505
Passenger Airlines–0.55%
†Allegiant Travel Co.	12,984	1,639,620
†Blade Air Mobility, Inc.	48,600	191,484
†Frontier Group Holdings, Inc.	29,900	289,133
†Hawaiian Holdings, Inc.	41,525	447,224
†JetBlue Airways Corp.	270,400	2,395,744
†Joby Aviation, Inc.	229,700	2,356,722
†SkyWest, Inc.	41,992	1,709,914
Spirit Airlines, Inc.	90,194	1,547,729

LVIP SSGA Small-Cap Index Fund-21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†Sun Country Airlines Holdings, Inc.	30,200	$ 678,896
		11,256,466
Personal Care Products–0.85%
†Beauty Health Co.	73,000	611,010
†BellRing Brands, Inc.	111,200	4,069,920
Edgewell Personal Care Co.	43,100	1,780,461
†elf Beauty, Inc.	41,000	4,683,430
†Herbalife Ltd.	80,700	1,068,468
Inter Parfums, Inc.	14,993	2,027,504
Medifast, Inc.	8,887	819,026
†Nature's Sunshine Products, Inc.	11,840	161,616
Nu Skin Enterprises, Inc. Class A	41,200	1,367,840
†Thorne HealthTech, Inc.	11,100	52,170
†USANA Health Sciences, Inc.	9,105	573,979
†Waldencast PLC Class A	16,900	130,637
		17,346,061
Pharmaceuticals–1.96%
†Aclaris Therapeutics, Inc.	57,200	593,164
†Amneal Pharmaceuticals, Inc.	100,502	311,556
†Amphastar Pharmaceuticals, Inc.	31,700	1,821,799
†Amylyx Pharmaceuticals, Inc.	42,400	914,568
†ANI Pharmaceuticals, Inc.	10,600	570,598
†Arvinas, Inc.	40,600	1,007,692
†Assertio Holdings, Inc.	44,800	242,816
†Atea Pharmaceuticals, Inc.	63,300	236,742
†Axsome Therapeutics, Inc.	27,100	1,947,406
†Biote Corp. Class A	11,400	77,064
†Bright Green Corp.	53,100	53,631
†Cara Therapeutics, Inc.	39,200	110,936
†Cassava Sciences, Inc.	32,800	804,256
†Citius Pharmaceuticals, Inc.	102,400	122,880
†Collegium Pharmaceutical, Inc.	27,500	590,975
†Corcept Therapeutics, Inc.	71,502	1,590,919
†CorMedix, Inc.	37,700	149,481
†Cymabay Therapeutics, Inc.	81,300	890,235
†DICE Therapeutics, Inc.	31,900	1,482,074
†Edgewise Therapeutics, Inc.	35,400	274,350
†Enliven Therapeutics, Inc.	19,500	397,995
†Evolus, Inc.	33,700	244,999
†Eyenovia, Inc.	23,300	55,221
†EyePoint Pharmaceuticals, Inc.	22,100	192,270
†Harmony Biosciences Holdings, Inc.	26,400	929,016
†Harrow Health, Inc.	21,400	407,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Ikena Oncology, Inc.	18,400	$ 120,704
†Innoviva, Inc.	51,600	656,868
†Intra-Cellular Therapies, Inc.	77,100	4,881,972
†Ligand Pharmaceuticals, Inc.	13,565	978,037
†Liquidia Corp.	41,100	322,635
†Longboard Pharmaceuticals, Inc.	13,300	97,622
†Marinus Pharmaceuticals, Inc.	41,700	452,862
†NGM Biopharmaceuticals, Inc.	38,300	99,197
†Nuvation Bio, Inc.	125,200	225,360
†Ocular Therapeutix, Inc.	65,400	337,464
†Omeros Corp.	51,500	280,160
†Optinose, Inc.	63,700	78,351
†Pacira BioSciences, Inc.	37,175	1,489,602
†Phathom Pharmaceuticals, Inc.	20,300	290,696
Phibro Animal Health Corp. Class A	17,200	235,640
†Pliant Therapeutics, Inc.	47,300	857,076
†Prestige Consumer Healthcare, Inc.	41,455	2,463,671
†Rain Oncology, Inc.	15,000	18,000
†Reata Pharmaceuticals, Inc. Class A	23,600	2,406,256
†Revance Therapeutics, Inc.	68,500	1,733,735
†Scilex Holding Co.	43,798	243,958
†scPharmaceuticals, Inc.	24,000	244,560
SIGA Technologies, Inc.	38,188	192,849
†Supernus Pharmaceuticals, Inc.	41,590	1,250,195
†Taro Pharmaceutical Industries Ltd.	6,800	257,924
†Tarsus Pharmaceuticals, Inc.	19,000	343,330
†Terns Pharmaceuticals, Inc.	36,000	315,000
†Theravance Biopharma, Inc.	54,500	564,075
†Theseus Pharmaceuticals, Inc.	16,900	157,677
†Third Harmonic Bio, Inc.	17,400	83,694
†Trevi Therapeutics, Inc.	35,700	85,323
†Ventyx Biosciences, Inc.	38,900	1,275,920
†Verrica Pharmaceuticals, Inc.	17,600	101,552
†WaVe Life Sciences Ltd.	50,100	182,364
†Xeris Biopharma Holdings, Inc.	113,800	298,156
†Zevra Therapeutics, Inc.	29,400	149,940
		39,792,524
Professional Services–2.37%
†Alight, Inc. Class A	321,800	2,973,432
†ASGN, Inc.	40,904	3,093,570
†Asure Software, Inc.	14,700	178,752

LVIP SSGA Small-Cap Index Fund-22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Barrett Business Services, Inc.	5,532	$ 482,390
†Blacksky Technology, Inc.	100,600	223,332
†CBIZ, Inc.	39,546	2,107,011
†Conduent, Inc.	140,200	476,680
CRA International, Inc.	5,651	576,402
CSG Systems International, Inc.	25,788	1,360,059
†ExlService Holdings, Inc.	26,948	4,070,765
Exponent, Inc.	42,301	3,947,529
†First Advantage Corp.	48,100	741,221
†FiscalNote Holdings, Inc.	52,800	192,192
†Forrester Research, Inc.	9,133	265,679
†Franklin Covey Co.	10,280	449,030
Heidrick & Struggles International, Inc.	15,864	419,920
HireQuest, Inc.	4,300	111,929
†HireRight Holdings Corp.	16,900	191,139
†Huron Consulting Group, Inc.	16,578	1,407,638
†IBEX Holdings Ltd.	8,259	175,339
ICF International, Inc.	15,251	1,897,072
†Innodata, Inc.	21,100	239,063
Insperity, Inc.	29,867	3,552,978
Kelly Services, Inc. Class A	27,977	492,675
Kforce, Inc.	16,238	1,017,473
Korn Ferry	43,745	2,167,127
†Legalzoom.com, Inc.	85,400	1,031,632
Maximus, Inc.	50,374	4,257,107
†Mistras Group, Inc.	16,400	126,608
†NV5 Global, Inc.	11,300	1,251,701
†Planet Labs PBC	162,100	521,962
Resources Connection, Inc.	25,789	405,145
†Skillsoft Corp.	69,900	86,676
†Sterling Check Corp.	18,900	231,714
†TriNet Group, Inc.	31,200	2,963,064
†TrueBlue, Inc.	26,600	471,086
TTEC Holdings, Inc.	15,460	523,167
†Upwork, Inc.	101,000	943,340
†Verra Mobility Corp.	117,100	2,309,212
†Willdan Group, Inc.	10,000	191,600
		48,124,411
Real Estate Management & Development–0.73%
†American Realty Investors, Inc.	1,300	28,314
†Anywhere Real Estate, Inc.	89,897	600,512
†Compass, Inc. Class A	248,200	868,700
†Cushman & Wakefield PLC	133,556	1,092,488
DigitalBridge Group, Inc.	132,950	1,955,695
Douglas Elliman, Inc.	67,508	149,867
eXp World Holdings, Inc.	58,400	1,184,352
†Forestar Group, Inc.	14,505	327,088
†FRP Holdings, Inc.	5,672	326,537
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	97,753	$ 1,596,306
Marcus & Millichap, Inc.	20,500	645,955
†Maui Land & Pineapple Co., Inc.	6,400	91,136
Newmark Group, Inc. Class A	112,800	701,616
†Opendoor Technologies, Inc.	462,500	1,859,250
RE/MAX Holdings, Inc. Class A	14,198	273,453
†Redfin Corp.	88,200	1,095,444
RMR Group, Inc. Class A	12,268	284,250
St. Joe Co.	28,568	1,380,977
Stratus Properties, Inc.	4,900	128,625
†Tejon Ranch Co.	16,518	284,275
†Transcontinental Realty Investors, Inc.	1,300	47,619
		14,922,459
Residential REITs–0.46%
Apartment Investment & Management Co. Class A	122,900	1,047,108
BRT Apartments Corp.	10,000	198,000
Centerspace	12,446	763,687
Clipper Realty, Inc.	15,000	85,050
Elme Communities	72,475	1,191,489
Independence Realty Trust, Inc.	186,856	3,404,516
NexPoint Residential Trust, Inc.	18,500	841,380
UMH Properties, Inc.	44,867	716,975
†Veris Residential, Inc.	72,000	1,155,600
		9,403,805
Retail REITs–1.19%
Acadia Realty Trust	78,115	1,124,075
Alexander's, Inc.	1,776	326,535
CBL & Associates Properties, Inc.	22,400	493,696
Getty Realty Corp.	35,064	1,185,865
InvenTrust Properties Corp.	56,900	1,316,666
Kite Realty Group Trust	181,269	4,049,549
Macerich Co.	179,700	2,025,219
Necessity Retail REIT, Inc.	112,200	758,472
NETSTREIT Corp.	46,900	838,103
Phillips Edison & Co., Inc.	97,500	3,322,800
Retail Opportunity Investments Corp.	99,867	1,349,203
RPT Realty	70,505	736,777
Saul Centers, Inc.	9,966	367,048
SITE Centers Corp.	160,500	2,121,810
Tanger Factory Outlet Centers, Inc.	84,600	1,867,122
Urban Edge Properties	94,700	1,461,221

LVIP SSGA Small-Cap Index Fund-23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Urstadt Biddle Properties, Inc. Class A	24,017	$ 510,601
Whitestone REIT	39,371	381,899
		24,236,661
Semiconductors & Semiconductor Equipment–3.24%
†ACM Research, Inc. Class A	39,500	516,660
†Aehr Test Systems	21,700	895,125
†Alpha & Omega Semiconductor Ltd.	18,171	596,009
†Ambarella, Inc.	30,892	2,584,734
Amkor Technology, Inc.	84,765	2,521,759
†Atomera, Inc.	17,300	151,721
†Axcelis Technologies, Inc.	27,133	4,974,293
†CEVA, Inc.	18,617	475,664
†Cohu, Inc.	39,413	1,638,004
†Credo Technology Group Holding Ltd.	81,800	1,418,412
†Diodes, Inc.	37,065	3,428,142
†FormFactor, Inc.	63,731	2,180,875
†Ichor Holdings Ltd.	23,600	885,000
†Impinj, Inc.	18,700	1,676,455
†indie Semiconductor, Inc. Class A	112,400	1,056,560
†inTEST Corp.	8,400	220,584
Kulicke & Soffa Industries, Inc.	46,500	2,764,425
†MACOM Technology Solutions Holdings, Inc.	45,142	2,958,155
†Maxeon Solar Technologies Ltd.	21,200	596,992
†MaxLinear, Inc.	60,634	1,913,609
†Navitas Semiconductor Corp.	85,500	901,170
NVE Corp.	3,700	360,528
†Onto Innovation, Inc.	41,224	4,801,359
†PDF Solutions, Inc.	25,157	1,134,581
†Photronics, Inc.	50,260	1,296,205
Power Integrations, Inc.	47,112	4,460,093
†Rambus, Inc.	88,786	5,697,397
†Semtech Corp.	52,484	1,336,243
†Silicon Laboratories, Inc.	26,286	4,146,354
†SiTime Corp.	14,000	1,651,580
†SkyWater Technology, Inc.	14,400	135,648
†SMART Global Holdings, Inc.	39,902	1,157,557
†Synaptics, Inc.	33,152	2,830,518
†Transphorm, Inc.	23,500	79,900
†Ultra Clean Holdings, Inc.	37,729	1,451,057
†Veeco Instruments, Inc.	41,935	1,076,891
		65,970,259
Software–5.35%
†8x8, Inc.	95,305	403,140
A10 Networks, Inc.	54,238	791,332
†ACI Worldwide, Inc.	93,551	2,167,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Adeia, Inc.	85,916	$ 945,935
†Agilysys, Inc.	16,304	1,119,107
†Alarm.com Holdings, Inc.	40,200	2,077,536
†Alkami Technology, Inc.	31,000	508,090
†Altair Engineering, Inc. Class A	43,300	3,283,872
American Software, Inc. Class A	25,088	263,675
†Amplitude, Inc. Class A	54,600	600,600
†Appfolio, Inc. Class A	16,400	2,823,096
†Appian Corp. Class A	33,500	1,594,600
†Applied Digital Corp.	57,109	533,969
†Asana, Inc. Class A	65,100	1,434,804
†Aurora Innovation, Inc.	258,200	759,108
†AvePoint, Inc.	123,700	712,512
†Bit Digital, Inc.	60,700	246,442
†Blackbaud, Inc.	38,671	2,752,602
†Blackline, Inc.	46,083	2,480,187
†Box, Inc. Class A	116,300	3,416,894
†Braze, Inc. Class A	28,700	1,256,773
†C3.ai, Inc. Class A	49,300	1,795,999
†Cerence, Inc.	33,900	990,897
†Cipher Mining, Inc.	34,300	98,098
†Cleanspark, Inc.	62,500	268,125
Clear Secure, Inc. Class A	68,000	1,575,560
†CommVault Systems, Inc.	37,102	2,694,347
†Consensus Cloud Solutions, Inc.	15,695	486,545
†CoreCard Corp.	5,400	136,944
†Couchbase, Inc.	27,300	431,886
†CS Disco, Inc.	18,600	152,892
†Digimarc Corp.	11,458	337,323
†Digital Turbine, Inc.	77,900	722,912
†Domo, Inc. Class B	24,800	363,568
†E2open Parent Holdings, Inc.	163,300	914,480
Ebix, Inc.	21,378	538,726
†eGain Corp.	17,700	132,573
†Enfusion, Inc. Class A	22,600	253,572
†EngageSmart, Inc.	37,000	706,330
†Envestnet, Inc.	45,859	2,721,732
†Everbridge, Inc.	33,300	895,770
†EverCommerce, Inc.	19,100	226,144
†Expensify, Inc. Class A	45,700	364,686
†ForgeRock, Inc. Class A	36,500	749,710
†Freshworks, Inc. Class A	134,000	2,355,720
†Instructure Holdings, Inc.	14,600	367,336
†Intapp, Inc.	12,400	519,684
InterDigital, Inc.	24,588	2,373,971
†Jamf Holding Corp.	57,400	1,120,448
†Kaltura, Inc.	69,600	147,552
†LivePerson, Inc.	57,518	259,981
†LiveRamp Holdings, Inc.	52,672	1,504,312
†LiveVox Holdings, Inc.	22,100	60,775

LVIP SSGA Small-Cap Index Fund-24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Marathon Digital Holdings, Inc.	140,200	$ 1,943,172
†Matterport, Inc.	205,100	646,065
†MeridianLink, Inc.	19,800	411,840
†MicroStrategy, Inc. Class A	9,184	3,144,785
†Mitek Systems, Inc.	33,900	367,476
†Model N, Inc.	31,000	1,096,160
†N-able, Inc.	55,800	804,078
†NextNav, Inc.	54,000	158,760
†Olo, Inc. Class A	82,900	535,534
ON24, Inc.	36,400	295,568
†OneSpan, Inc.	32,296	479,273
†PagerDuty, Inc.	71,400	1,605,072
†PowerSchool Holdings, Inc. Class A	44,800	857,472
Progress Software Corp.	35,900	2,085,790
†PROS Holdings, Inc.	36,237	1,116,100
†Q2 Holdings, Inc.	46,300	1,430,670
†Qualys, Inc.	32,025	4,136,669
†Rapid7, Inc.	49,300	2,232,304
†Red Violet, Inc.	9,100	187,187
†Rimini Street, Inc.	39,016	186,887
†Riot Platforms, Inc.	132,900	1,570,878
Sapiens International Corp. NV	26,400	702,240
†SEMrush Holdings, Inc. Class A	25,400	243,078
†SolarWinds Corp.	40,700	417,582
†SoundHound AI, Inc. Class A	118,100	537,355
†SoundThinking, Inc.	7,300	159,578
†Sprinklr, Inc. Class A	70,200	970,866
†Sprout Social, Inc. Class A	39,200	1,809,472
†SPS Commerce, Inc.	30,102	5,781,390
†Tenable Holdings, Inc.	93,300	4,063,215
†Terawulf, Inc.	56,900	99,575
†Varonis Systems, Inc.	89,321	2,380,405
†Verint Systems, Inc.	54,156	1,898,709
†Veritone, Inc.	26,800	105,056
†Viant Technology, Inc. Class A	11,600	53,476
†Weave Communications, Inc.	26,000	288,860
†Workiva, Inc.	39,800	4,046,068
†Xperi, Inc.	34,606	455,069
†Yext, Inc.	94,300	1,066,533
†Zeta Global Holdings Corp. Class A	109,000	930,860
†Zuora, Inc. Class A	105,300	1,155,141
		108,896,717
Specialized REITs–0.48%
Farmland Partners, Inc.	42,200	515,262
Four Corners Property Trust, Inc.	69,100	1,755,140
Gladstone Land Corp.	27,200	442,544
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Outfront Media, Inc.	122,500	$ 1,925,700
PotlatchDeltic Corp.	66,191	3,498,194
Safehold, Inc.	32,934	781,524
Uniti Group, Inc.	201,200	929,544
		9,847,908
Specialty Retail–2.39%
†1-800-Flowers.com, Inc. Class A	22,564	175,999
Aaron's Co., Inc.	24,400	345,016
†Abercrombie & Fitch Co. Class A	40,700	1,533,576
Academy Sports & Outdoors, Inc.	63,200	3,415,960
American Eagle Outfitters, Inc.	145,318	1,714,752
†America's Car-Mart, Inc.	4,785	477,447
Arko Corp.	68,800	546,960
†Asbury Automotive Group, Inc.	18,444	4,434,307
†BARK, Inc.	96,200	127,946
Big 5 Sporting Goods Corp.	17,600	161,216
†Boot Barn Holdings, Inc.	24,618	2,084,898
Buckle, Inc.	25,308	875,657
Build-A-Bear Workshop, Inc.	11,000	235,620
Caleres, Inc.	27,951	668,867
Camping World Holdings, Inc. Class A	32,300	972,230
†CarParts.com, Inc.	41,800	177,650
†Carvana Co.	81,200	2,104,704
Cato Corp. Class A	14,415	115,753
†Chico's FAS, Inc.	101,400	542,490
†Children's Place, Inc.	9,601	222,839
Designer Brands, Inc. Class A	40,400	408,040
†Destination XL Group, Inc.	45,800	224,420
†Duluth Holdings, Inc. Class B	9,800	61,544
†Envela Corp.	2,500	18,400
†EVgo, Inc.	56,700	226,800
Foot Locker, Inc.	67,500	1,829,925
Franchise Group, Inc.	21,600	618,624
†Genesco, Inc.	10,032	251,201
Group 1 Automotive, Inc.	11,735	3,028,804
†GrowGeneration Corp.	46,500	158,100
Guess?, Inc.	26,021	506,109
Haverty Furniture Cos., Inc.	12,114	366,085
Hibbett, Inc.	10,382	376,763
†J Jill, Inc.	1,700	36,431
†Lands' End, Inc.	12,200	94,672
†Lazydays Holdings, Inc.	7,200	83,232
†Leslie's, Inc.	142,700	1,339,953
†MarineMax, Inc.	18,440	629,910
Monro, Inc.	26,149	1,062,434

LVIP SSGA Small-Cap Index Fund-25

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†National Vision Holdings, Inc.	65,500	$ 1,590,995
†ODP Corp.	33,110	1,550,210
†OneWater Marine, Inc. Class A	9,700	351,528
†Overstock.com, Inc.	35,197	1,146,366
PetMed Express, Inc.	16,209	223,522
†Rent the Runway, Inc. Class A	37,600	74,448
†Revolve Group, Inc.	33,300	546,120
†Sally Beauty Holdings, Inc.	88,800	1,096,680
Shoe Carnival, Inc.	14,142	332,054
Signet Jewelers Ltd.	37,276	2,432,632
†Sleep Number Corp.	17,546	478,655
Sonic Automotive, Inc. Class A	15,031	716,528
†Sportsman's Warehouse Holdings, Inc.	30,700	174,990
†Stitch Fix, Inc. Class A	71,900	276,815
†ThredUp, Inc. Class A	58,500	142,740
†Tile Shop Holdings, Inc.	24,700	136,838
†Tilly's, Inc. Class A	19,863	139,240
†Torrid Holdings, Inc.	10,100	28,381
Upbound Group, Inc.	43,710	1,360,692
†Urban Outfitters, Inc.	53,600	1,775,768
†Warby Parker, Inc. Class A	70,000	818,300
Winmark Corp.	2,387	793,606
†Zumiez, Inc.	12,523	208,633
		48,651,075
Technology Hardware, Storage & Peripherals–0.74%
†Avid Technology, Inc.	28,800	734,400
†CompoSecure, Inc.	10,000	68,600
†Corsair Gaming, Inc.	34,400	610,256
†CPI Card Group, Inc.	3,200	74,400
†Eastman Kodak Co.	44,700	206,514
Immersion Corp.	21,600	152,928
†Intevac, Inc.	17,800	66,750
†IonQ, Inc.	132,400	1,791,372
†Super Micro Computer, Inc.	39,100	9,745,675
†Turtle Beach Corp.	12,600	146,790
Xerox Holdings Corp.	94,600	1,408,594
		15,006,279
Textiles, Apparel & Luxury Goods–0.44%
†Allbirds, Inc. Class A	78,600	99,036
†Fossil Group, Inc.	37,000	95,090
†G-III Apparel Group Ltd.	35,596	685,935
Hanesbrands, Inc.	283,500	1,287,090
Kontoor Brands, Inc.	45,900	1,932,390
Movado Group, Inc.	12,680	340,204
Oxford Industries, Inc.	12,466	1,226,904
Rocky Brands, Inc.	5,700	119,700
Steven Madden Ltd.	64,301	2,102,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Vera Bradley, Inc.	18,300	$ 116,937
Wolverine World Wide, Inc.	65,371	960,300
		8,965,586
Tobacco–0.14%
†Ispire Technology, Inc.	2,000	18,240
Turning Point Brands, Inc.	12,925	310,329
Universal Corp.	20,042	1,000,897
Vector Group Ltd.	118,986	1,524,211
		2,853,677
Trading Companies & Distributors–2.04%
Alta Equipment Group, Inc.	17,690	306,568
Applied Industrial Technologies, Inc.	31,830	4,609,939
†Beacon Roofing Supply, Inc.	42,790	3,550,714
†BlueLinx Holdings, Inc.	7,400	693,972
Boise Cascade Co.	32,946	2,976,671
†Custom Truck One Source, Inc.	50,300	339,022
†Distribution Solutions Group, Inc.	4,498	234,166
†DXP Enterprises, Inc.	12,943	471,255
†EVI Industries, Inc.	3,700	81,400
FTAI Aviation Ltd.	82,100	2,599,286
GATX Corp.	29,200	3,759,208
Global Industrial Co.	10,758	298,750
†GMS, Inc.	34,900	2,415,080
H&E Equipment Services, Inc.	26,881	1,229,806
Herc Holdings, Inc.	22,800	3,120,180
†Hudson Technologies, Inc.	35,900	345,358
Karat Packaging, Inc.	3,900	71,175
McGrath RentCorp	20,240	1,871,795
†MRC Global, Inc.	67,700	681,739
†NOW, Inc.	91,656	949,556
Rush Enterprises, Inc. Class A	40,188	2,480,986
Textainer Group Holdings Ltd.	36,020	1,418,467
†Titan Machinery, Inc.	16,870	497,665
†Transcat, Inc.	5,900	503,329
Triton International Ltd.	48,489	4,037,194
Veritiv Corp.	10,800	1,356,588
†Willis Lease Finance Corp.	1,800	70,434
†Xometry, Inc. Class A	28,800	609,984
		41,580,287
Water Utilities–0.47%
American States Water Co.	30,779	2,677,773
Artesian Resources Corp. Class A	7,363	347,681
†Cadiz, Inc.	35,200	142,912

LVIP SSGA Small-Cap Index Fund-26

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
California Water Service Group	45,642	$ 2,356,497
Consolidated Water Co. Ltd.	13,000	314,990
Global Water Resources, Inc.	11,783	149,408
Middlesex Water Co.	14,531	1,172,070
†Pure Cycle Corp.	18,000	198,000
SJW Group	25,115	1,760,813
York Water Co.	12,637	521,529
		9,641,673
Wireless Telecommunication Services–0.13%
†Gogo, Inc.	53,700	913,437
Shenandoah Telecommunications Co.	39,950	776,228
Spok Holdings, Inc.	13,800	183,402
Telephone & Data Systems, Inc.	82,800	681,444
		2,554,511
Total Common Stock (Cost $1,498,495,771)		1,988,731,714
RIGHTS–0.00%
=†Contra Aduro Biotech, Inc.	15,060	37,349
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $1,698)		73,795
	Number of Shares	Value (U.S. $)
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	$ 125,797
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	42,752
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	28,117
Total Warrants (Cost $737,635)		196,666

MONEY MARKET FUND–2.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	41,250,337	41,250,337
Total Money Market Fund (Cost $41,250,337)		41,250,337

TOTAL INVESTMENTS–99.81% (Cost $1,540,485,441)	2,030,252,512
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	3,832,579
NET ASSETS APPLICABLE TO 69,016,000 SHARES OUTSTANDING–100.00%	$2,034,085,091
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,577,997,949 / 53,506,254 Shares)	$29.492
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($456,087,142 / 15,509,746 Shares)	$29.406
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,498,205,132
Distributable earnings/(accumulated loss)	535,879,959
TOTAL NET ASSETS	$2,034,085,091

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
★ Includes $2,858,200 cash collateral held at broker for futures contracts, $129,045 variation margin due from broker on futures contracts, $707,130 payable for fund shares redeemed, $83,566 other accrued expenses payable, $648,263 due to manager and affiliates and $101,744 payable for fund accounting fee as of June 30, 2023.
LVIP SSGA Small-Cap Index Fund-27

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
461	E-mini Russell 2000 Index	$43,880,285	$43,833,000	9/15/23	$47,285	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-28

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 16,507,797
Foreign taxes withheld	(20,485)
16,487,312
EXPENSES:
Management fees	3,089,734
Distribution fees-Service Class	539,892
Shareholder servicing fees	280,007
Accounting and administration expenses	191,294
Index fees	100,903
Professional fees	41,519
Trustees’ fees and expenses	33,506
Reports and statements to shareholders	18,193
Pricing fees	13,567
Custodian fees	8,433
Consulting fees	1,830
Other	26,750
4,345,628
Less:
Management fees waived	(95,242)
Total operating expenses	4,250,386
NET INVESTMENT INCOME	12,236,926
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	42,765,917
Futures contracts	882,963
Net realized gain	43,648,880
Net change in unrealized appreciation (depreciation) of:
Investments	91,123,691
Foreign currencies	27
Futures contracts	1,130,632
Net change in unrealized appreciation (depreciation)	92,254,350
NET REALIZED AND UNREALIZED GAIN	135,903,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,140,156
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,236,926	$ 18,528,474
Net realized gain	43,648,880	26,788,682
Net change in unrealized appreciation (depreciation)	92,254,350	(570,938,508)
Net increase (decrease) in net assets resulting from operations	148,140,156	(525,621,352)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(186,956,905)
Service Class	—	(54,351,386)
	—	(241,308,291)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	131,624,834	207,396,799
Service Class	32,450,178	59,650,878
Reinvestment of dividends and distributions:
Standard Class	—	186,956,905
Service Class	—	54,351,386
	164,075,012	508,355,968
Cost of shares redeemed:
Standard Class	(118,410,050)	(342,366,776)
Service Class	(26,203,156)	(78,220,149)
	(144,613,206)	(420,586,925)
Increase in net assets derived from capital share transactions	19,461,806	87,769,043
NET INCREASE (DECREASE) IN NET ASSETS	167,601,962	(679,160,600)
NET ASSETS:
Beginning of period	1,866,483,129	2,545,643,729
End of period	$2,034,085,091	$1,866,483,129
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-29

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 27.338	$ 39.636	$ 35.910	$ 31.692	$ 26.880	$ 31.733
Income (loss) from investment operations:
Net investment income[2]	0.186	0.303	0.252	0.218	0.270	0.313
Net realized and unrealized gain (loss)	1.968	(8.624)	4.931	5.573	6.358	(3.685)
Total from investment operations	2.154	(8.321)	5.183	5.791	6.628	(3.372)
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.343)	(0.316)	(0.293)	(0.313)
Net realized gain	—	(3.619)	(1.114)	(1.257)	(1.523)	(1.168)
Total dividends and distributions	—	(3.977)	(1.457)	(1.573)	(1.816)	(1.481)
Net asset value, end of period	$ 29.492	$ 27.338	$ 39.636	$ 35.910	$ 31.692	$ 26.880
Total return[3]	7.88%	(20.78%)	14.56%	19.20%	25.03%	(11.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,577,998	$1,449,348	$1,994,358	$1,829,548	$1,839,740	$1,743,015
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.39%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.40%	0.39%
Ratio of net investment income to average net assets	1.33%	0.94%	0.62%	0.77%	0.88%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32%	0.93%	0.61%	0.77%	0.88%	0.96%
Portfolio turnover	10%	16%	25%	23%	19%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-30

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 27.292	$ 39.580	$ 35.858	$ 31.665	$ 26.866	$ 31.715
Income (loss) from investment operations:
Net investment income[2]	0.151	0.221	0.150	0.147	0.193	0.231
Net realized and unrealized gain (loss)	1.963	(8.609)	4.927	5.547	6.350	(3.675)
Total from investment operations	2.114	(8.388)	5.077	5.694	6.543	(3.444)
Less dividends and distributions from:
Net investment income	—	(0.281)	(0.241)	(0.244)	(0.221)	(0.237)
Net realized gain	—	(3.619)	(1.114)	(1.257)	(1.523)	(1.168)
Total dividends and distributions	—	(3.900)	(1.355)	(1.501)	(1.744)	(1.405)
Net asset value, end of period	$ 29.406	$ 27.292	$ 39.580	$ 35.858	$ 31.665	$ 26.866
Total return[3]	7.75%	(20.98%)	14.27%	18.90%	24.72%	(11.59%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$456,087	$ 417,135	$551,286	$507,602	$440,102	$ 335,959
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.64%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.65%	0.64%
Ratio of net investment income to average net assets	1.08%	0.69%	0.37%	0.52%	0.63%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	0.68%	0.36%	0.52%	0.63%	0.71%
Portfolio turnover	10%	16%	25%	23%	19%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund-32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$79,086
Legal	12,689
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Small-Cap Index Fund-33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,649 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$508,854
Distribution fees payable to LFD	91,808
Shareholder servicing fees payable to Lincoln Life	47,601
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$226,831,680
Sales	192,065,564
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,540,485,441
Aggregate unrealized appreciation of investments and derivatives	$ 742,557,456
Aggregate unrealized depreciation of investments and derivatives	(252,743,100)
Net unrealized appreciation of investments and derivatives	$ 489,814,356
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP SSGA Small-Cap Index Fund-34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,988,731,714	$—	$ —	$1,988,731,714
Rights	—	—	73,795	73,795
Warrants	196,666	—	—	196,666
Money Market Fund	41,250,337	—	—	41,250,337
Total Investments	$2,030,178,717	$—	$73,795	$2,030,252,512
Derivatives:

Assets:
Futures Contract	$47,285	$—	$—	$47,285
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	4,689,264	6,280,253
Service Class	1,141,445	1,815,234
Shares reinvested:
Standard Class	—	6,897,955
Service Class	—	2,014,389
	5,830,709	17,007,831
Shares redeemed:
Standard Class	(4,199,814)	(10,478,631)
Service Class	(915,752)	(2,473,928)
	(5,115,566)	(12,952,559)
Net increase	715,143	4,055,272
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $100,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
LVIP SSGA Small-Cap Index Fund-35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$47,285	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$882,963	$1,130,632
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$42,914,798	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP SSGA Small-Cap Index Fund-36

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund-37

LVIP SSGA Small-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Small-Cap Index Fund-38

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP SSGA SMID Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,068.90	0.25%	$1.28
Service Class Shares	1,000.00	1,067.60	0.50%	2.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund-1

LVIP SSGA SMID Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.49%
Investment Companies	95.49%
Equity Funds	95.49%
Unaffiliated Investment	3.94%
Investment Company	3.94%
Money Market Fund	3.94%
Total Investments	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%
LVIP SSGA SMID Cap Managed Volatility Fund-2

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.49%
INVESTMENT COMPANIES–95.49%
Equity Funds–95.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	9,729,851	$ 120,601,506
LVIP SSGA Small-Cap Index Fund	16,389,046	483,345,740
Total Affiliated Investments (Cost $521,579,980)		603,947,246
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.94%
INVESTMENT COMPANY–3.94%
Money Market Fund–3.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	24,933,613	$ 24,933,613
Total Unaffiliated Investment (Cost $24,933,613)		24,933,613

TOTAL INVESTMENTS–99.43% (Cost $546,513,593)	628,880,859
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	3,618,701
NET ASSETS APPLICABLE TO 54,517,602 SHARES OUTSTANDING–100.00%	$632,499,560

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
27	E-mini Russell 2000 Index	$2,569,995	$2,575,042	9/15/23	$ —	$(5,047)
2	E-mini S&P MidCap 400 Index	528,820	527,605	9/15/23	1,215	—
Total Futures Contracts					$1,215	$(5,047)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-3

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$603,947,246
Unaffiliated investments, at value	24,933,613
Variation margin due from broker on futures contracts	3,588,885
Cash collateral held at broker for futures contracts	215,820
Dividends and interest receivable	105,956
Receivable for fund shares sold	80,944
Receivable for securities sold	62,691
Expense reimbursement receivable from Lincoln Financial Investments Corporation	23,392
Prepaid expenses	3,171
TOTAL ASSETS	632,961,718
LIABILITIES:
Due to manager and affiliates	257,539
Payable for fund shares redeemed	152,910
Payable for fund accounting fee	27,043
Other accrued expenses payable	24,666
TOTAL LIABILITIES	462,158
TOTAL NET ASSETS	$632,499,560
Affiliated investments, at cost	$521,579,980
Unaffiliated investments, at cost	24,933,613
Standard Class:
Net Assets	$ 72,176
Shares Outstanding	6,204
Net Asset Value Per Share	$ 11.634
Service Class:
Net Assets	$632,427,384
Shares Outstanding	54,511,398
Net Asset Value Per Share	$ 11.602
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$636,562,393
Distributable earnings/(accumulated loss)	(4,062,833)
TOTAL NET ASSETS	$632,499,560
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-4

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 764,485
EXPENSES:
Distribution fees-Service Class	750,272
Management fees	690,321
Shareholder servicing fees	87,040
Accounting and administration expenses	57,517
Professional fees	23,525
Trustees’ fees and expenses	10,461
Reports and statements to shareholders	9,265
Custodian fees	3,233
Consulting fees	1,839
Pricing fees	131
Other	10,309
1,643,913
Less:
Management fees waived	(15,007)
Expenses reimbursed	(143,292)
Total operating expenses	1,485,614
NET INVESTMENT LOSS	(721,129)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,575,839)
Futures contracts	(3,602,363)
Net realized loss	(6,178,202)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	47,562,195
Futures contracts	(68,665)
Net change in unrealized appreciation (depreciation)	47,493,530
NET REALIZED AND UNREALIZED GAIN	41,315,328
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,594,199
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (721,129)	$ 3,457,928
Net realized gain (loss)	(6,178,202)	56,579,536
Net change in unrealized appreciation (depreciation)	47,493,530	(195,847,262)
Net increase (decrease) in net assets resulting from operations	40,594,199	(135,809,798)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,530)
Service Class	—	(31,212,852)
Return of capital:
Standard Class	—	(143)
Service Class	—	(1,405,341)
	—	(32,621,866)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,790	17,442
Service Class	31,487,705	50,560,624
Reinvestment of dividends and distributions:
Standard Class	—	3,673
Service Class	—	32,618,193
	31,498,495	83,199,932
Cost of shares redeemed:
Standard Class	(1,969)	(23,660)
Service Class	(22,550,260)	(56,921,828)
	(22,552,229)	(56,945,488)
Increase in net assets derived from capital share transactions	8,946,266	26,254,444
NET INCREASE (DECREASE) IN NET ASSETS	49,540,465	(142,177,220)
NET ASSETS:
Beginning of period	582,959,095	725,136,315
End of period	$632,499,560	$ 582,959,095
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-5

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.884	$ 14.150	$ 14.479	$ 13.009	$ 11.865	$ 13.275
Income (loss) from investment operations:
Net investment income[3]	0.001	0.097	0.098	0.105	0.111	0.135
Net realized and unrealized gain (loss)	0.749	(2.703)	2.216	1.631	1.588	(1.348)
Total from investment operations	0.750	(2.606)	2.314	1.736	1.699	(1.213)
Less dividends and distributions from:
Net investment income	—	(0.094)	(0.379)	(0.266)	(0.103)	(0.197)
Net realized gain	—	(0.539)	(2.264)	—	(0.452)	—
Return of capital	—	(0.027)	—	—	—	—
Total dividends and distributions	—	(0.660)	(2.643)	(0.266)	(0.555)	(0.197)
Net asset value, end of period	$ 11.634	$ 10.884	$ 14.150	$ 14.479	$ 13.009	$ 11.865
Total return[4]	6.89%	(18.36%)	16.24%	13.37%	14.56%	(9.14%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 72	$ 59	$ 79	$ 123	$ 110	$ 88
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.30%	0.30%	0.30%	0.51%	0.97%
Ratio of net investment income (loss) to average net assets	— [6]	0.79%	0.61%	0.88%	0.88%	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06%) [6]	0.74%	0.56%	0.82%	0.62%	0.26%
Portfolio turnover	3%	11%	13%	22%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-6

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20 [2]	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.867	$ 14.127	$ 14.463	$ 13.000	$ 11.860	$ 13.270
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.066	0.058	0.075	0.079	0.100
Net realized and unrealized gain (loss)	0.748	(2.696)	2.213	1.622	1.587	(1.343)
Total from investment operations	0.735	(2.630)	2.271	1.697	1.666	(1.243)
Less dividends and distributions from:
Net investment income	—	(0.064)	(0.343)	(0.234)	(0.074)	(0.167)
Net realized gain	—	(0.539)	(2.264)	—	(0.452)	—
Return of capital	—	(0.027)	—	—	—	—
Total dividends and distributions	—	(0.630)	(2.607)	(0.234)	(0.526)	(0.167)
Net asset value, end of period	$ 11.602	$ 10.867	$ 14.127	$ 14.463	$ 13.000	$ 11.860
Total return[4]	6.76%	(18.57%)	15.95%	13.08%	14.28%	(9.36%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$632,427	$ 582,900	$725,057	$676,118	$604,909	$469,803
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.55%	0.55%	0.55%	0.76%	1.22%
Ratio of net investment income (loss) to average net assets	(0.25%) [6]	0.54%	0.36%	0.63%	0.63%	0.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31%) [6]	0.49%	0.31%	0.57%	0.37%	0.01%
Portfolio turnover	3%	11%	13%	22%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA SMID Cap Managed Volatility Fund-8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	2024	2025	Total
LFI	$ 307,726	$ 283,234	$ 287,011	$ 877,971
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$24,573
Legal	3,943
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,138 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA SMID Cap Managed Volatility Fund-9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$ 23,392
Management fees payable to LFI	114,979
Distribution fees payable to LFD	127,740
Shareholder servicing fees payable to Lincoln Life	14,820
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.49%@
Equity Funds-95.49%@
✧✧LVIP SSGA Mid-Cap Index Fund	$111,095,841	$ 5,391,027	$ 5,700,982	$ 157,013	$ 9,658,607	$—	$120,601,506	9,729,851	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	433,954,080	25,830,285	11,609,361	(2,732,852)	37,903,588	—	483,345,740	16,389,046	—	—
Total	$545,049,921	$31,221,312	$17,310,343	$(2,575,839)	$47,562,195	$—	$603,947,246		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$31,221,312
Sales	17,310,343
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$546,513,593
Aggregate unrealized appreciation of investments and derivatives	$ 82,368,481
Aggregate unrealized depreciation of investments and derivatives	(5,047)
Net unrealized appreciation of investments and derivatives	$ 82,363,434
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA SMID Cap Managed Volatility Fund-10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$603,947,246	$—	$—	$603,947,246
Unaffiliated Investment Company	24,933,613	—	—	24,933,613
Total Investments	$628,880,859	$—	$—	$628,880,859
Derivatives:
Assets:
Futures Contract	$ 1,215	$—	$—	$ 1,215
Liabilities:
Futures Contract	$ (5,047)	$—	$—	$ (5,047)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	991	1,534
Service Class	2,843,087	4,102,945
Shares reinvested:
Standard Class	—	338
Service Class	—	3,012,626
	2,844,078	7,117,443
Shares redeemed:
Standard Class	(172)	(2,105)
Service Class	(1,971,465)	(4,800,046)
	(1,971,637)	(4,802,151)
Net increase	872,441	2,315,292
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
LVIP SSGA SMID Cap Managed Volatility Fund-11

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,215	Variation margin due from broker on futures contracts	$(5,047)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,602,363)	$(68,665)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,086,686	$11,970,684
LVIP SSGA SMID Cap Managed Volatility Fund-12

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-13

LVIP SSGA SMID Cap Managed Volatility Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA SMID Cap Managed Volatility Fund-14

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP T. Rowe Price Target Date Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP T. Rowe Price 2020 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23
Actual
Standard Class Shares	$1,000.00	$1,078.20	0.24%	$1.24
Service Class Shares	1,000.00	1,077.00	0.49%	2.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP T. Rowe Price 2030 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,097.00	0.25%	$1.30
Service Class Shares	1,000.00	1,095.60	0.50%	2.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP T. Rowe Price 2040 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23
Actual
Standard Class Shares	$1,000.00	$1,118.10	0.26%	$1.37
Service Class Shares	1,000.00	1,116.70	0.51%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP T. Rowe Price 2050 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,125.50	0.27%	$1.42
Service Class Shares	1,000.00	1,124.10	0.52%	2.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61
LVIP T. Rowe Price 2060 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,126.60	0.27%	$1.42
Service Class Shares	1,000.00	1,125.20	0.52%	2.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP T. Rowe Price 2020 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	48.19%
Investment Companies	48.19%
Equity Funds	21.27%
Fixed Income Fund	19.28%
International Equity Fund	7.64%
Unaffiliated Investments	52.28%
Investment Companies	52.28%
Equity Funds	17.90%
Fixed Income Funds	19.66%
International Equity Funds	5.75%
International Fixed Income Funds	6.87%
Money Market Fund	2.10%
Total Investments	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2030 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	52.42%
Investment Companies	52.42%
Equity Funds	28.35%
Fixed Income Fund	14.03%
International Equity Fund	10.04%
Unaffiliated Investments	47.85%
Investment Companies	47.85%
Equity Funds	23.66%
Fixed Income Funds	9.27%
International Equity Funds	7.54%
International Fixed Income Funds	4.26%
Money Market Fund	3.12%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2040 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.84%
Investment Companies	53.84%
Equity Funds	36.56%
Fixed Income Fund	4.34%
International Equity Fund	12.94%
Unaffiliated Investments	46.25%
Investment Companies	46.25%
Equity Funds	30.64%
Fixed Income Funds	2.31%
International Equity Funds	9.60%
International Fixed Income Funds	0.96%
Money Market Fund	2.74%
Total Investments	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited) (continued)
LVIP T. Rowe Price 2050 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.68%
Investment Companies	53.68%
Equity Funds	39.35%
Fixed Income Fund	0.52%
International Equity Fund	13.81%
Unaffiliated Investments	46.55%
Investment Companies	46.55%
Equity Funds	33.27%
Fixed Income Funds	0.33%
International Equity Funds	10.28%
International Fixed Income Fund	0.08%
Money Market Fund	2.59%
Total Investments	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2060 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.72%
Investment Companies	53.72%
Equity Funds	39.29%
Fixed Income Fund	0.49%
International Equity Fund	13.94%
Unaffiliated Investments	46.64%
Investment Companies	46.64%
Equity Funds	33.62%
Fixed Income Funds	0.27%
International Equity Funds	10.42%
International Fixed Income Fund	0.08%
Money Market Fund	2.25%
Total Investments	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–48.19%
INVESTMENT COMPANIES–48.19%
Equity Funds–21.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	161,010	$ 1,995,721
LVIP SSGA S&P 500 Index Fund	662,369	16,898,365
LVIP SSGA Small-Cap Index Fund	68,737	2,027,189
		20,921,275
Fixed Income Fund–19.28%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,899,091	18,958,621
		18,958,621
International Equity Fund–7.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	733,983	7,517,456
		7,517,456
Total Affiliated Investments (Cost $30,681,366)		47,397,352

UNAFFILIATED INVESTMENTS–52.28%
INVESTMENT COMPANIES–52.28%
Equity Funds–17.90%
**T. Rowe Price Emerging Markets Discovery Stock Fund	129,962	1,684,313
**T. Rowe Price Growth Stock Fund	60,765	4,960,252
**T. Rowe Price Mid-Cap Growth Fund	11,187	1,123,358
**T. Rowe Price Mid-Cap Value Fund	28,791	887,616
**T. Rowe Price New Horizons Fund	12,556	677,292
**T. Rowe Price Real Assets Fund	187,117	2,537,310
**T. Rowe Price Small-Cap Value Fund	16,519	820,171
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	122,709	$ 4,915,711
		17,606,023
Fixed Income Funds–19.66%
**T. Rowe Price High Yield Fund	845,121	4,800,289
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,316,289	10,840,232
**T. Rowe Price U.S. Treasury Long-Term Fund	454,905	3,689,275
		19,329,796
International Equity Funds–5.75%
**T. Rowe Price Emerging Markets Stock Fund	38,480	1,376,439
**T. Rowe Price International Stock Fund	114,151	2,095,810
**T. Rowe Price International Value Equity Fund	141,213	2,181,734
		5,653,983
International Fixed Income Funds–6.87%
**T. Rowe Price Emerging Markets Bond Fund	415,582	3,574,004
**T. Rowe Price International Bond Fund	391,461	3,182,576
		6,756,580
Money Market Fund–2.10%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	2,065,501	2,065,501
		2,065,501
Total Unaffiliated Investments (Cost $52,833,393)		51,411,883

TOTAL INVESTMENTS–100.47% (Cost $83,514,759)	98,809,235
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(460,532)
NET ASSETS APPLICABLE TO 10,760,898 SHARES OUTSTANDING–100.00%	$98,348,703

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.42%
INVESTMENT COMPANIES–52.42%
Equity Funds–28.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	389,092	$ 4,822,792
LVIP SSGA S&P 500 Index Fund	1,602,009	40,870,450
LVIP SSGA Small-Cap Index Fund	167,054	4,926,772
		50,620,014
Fixed Income Fund–14.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,509,307	25,050,411
		25,050,411
International Equity Fund–10.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,750,129	17,924,820
		17,924,820
Total Affiliated Investments (Cost $57,275,215)		93,595,245

UNAFFILIATED INVESTMENTS–47.85%
INVESTMENT COMPANIES–47.85%
Equity Funds–23.66%
**T. Rowe Price Emerging Markets Discovery Stock Fund	320,303	4,151,128
**T. Rowe Price Growth Stock Fund	143,771	11,736,033
**T. Rowe Price Mid-Cap Growth Fund	25,621	2,572,920
**T. Rowe Price Mid-Cap Value Fund	70,278	2,166,681
**T. Rowe Price New Horizons Fund	29,233	1,576,813
**T. Rowe Price Real Assets Fund	457,999	6,210,462
**T. Rowe Price Small-Cap Value Fund	41,921	2,081,375
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	293,418	$ 11,754,320
		42,249,732
Fixed Income Funds–9.27%
**T. Rowe Price High Yield Fund	880,587	5,001,732
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,047,680	4,903,144
**T. Rowe Price U.S. Treasury Long-Term Fund	819,960	6,649,879
		16,554,755
International Equity Funds–7.54%
**T. Rowe Price Emerging Markets Stock Fund	88,700	3,172,811
**T. Rowe Price International Stock Fund	267,531	4,911,871
**T. Rowe Price International Value Equity Fund	347,613	5,370,613
		13,455,295
International Fixed Income Funds–4.26%
**T. Rowe Price Emerging Markets Bond Fund	416,887	3,585,223
**T. Rowe Price International Bond Fund	495,656	4,029,685
		7,614,908
Money Market Fund–3.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	5,572,054	5,572,054
		5,572,054
Total Unaffiliated Investments (Cost $86,447,066)		85,446,744

TOTAL INVESTMENTS–100.27% (Cost $143,722,281)	179,041,989
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(482,412)
NET ASSETS APPLICABLE TO 16,283,254 SHARES OUTSTANDING–100.00%	$178,559,577

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-6

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.84%
INVESTMENT COMPANIES–53.84%
Equity Funds–36.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	401,803	$ 4,980,355
LVIP SSGA S&P 500 Index Fund	1,675,295	42,740,130
LVIP SSGA Small-Cap Index Fund	170,605	5,031,470
		52,751,955
Fixed Income Fund–4.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	627,663	6,265,959
		6,265,959
International Equity Fund–12.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,822,769	18,668,795
		18,668,795
Total Affiliated Investments (Cost $40,542,496)		77,686,709

UNAFFILIATED INVESTMENTS–46.25%
INVESTMENT COMPANIES–46.25%
Equity Funds–30.64%
**T. Rowe Price Emerging Markets Discovery Stock Fund	325,086	4,213,110
**T. Rowe Price Growth Stock Fund	150,966	12,323,382
**T. Rowe Price Mid-Cap Growth Fund	26,718	2,682,987
**T. Rowe Price Mid-Cap Value Fund	72,500	2,235,191
**T. Rowe Price New Horizons Fund	29,766	1,605,600
**T. Rowe Price Real Assets Fund	496,398	6,731,153
**T. Rowe Price Small-Cap Value Fund	41,921	2,081,377
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	308,262	$ 12,348,973
		44,221,773
Fixed Income Funds–2.31%
**T. Rowe Price High Yield Fund	157,592	895,122
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,623	12,274
**T. Rowe Price U.S. Treasury Long-Term Fund	299,710	2,430,654
		3,338,050
International Equity Funds–9.60%
**T. Rowe Price Emerging Markets Stock Fund	93,541	3,345,967
**T. Rowe Price International Stock Fund	277,736	5,099,224
**T. Rowe Price International Value Equity Fund	349,913	5,406,156
		13,851,347
International Fixed Income Funds–0.96%
**T. Rowe Price Emerging Markets Bond Fund	50,332	432,856
**T. Rowe Price International Bond Fund	116,719	948,928
		1,381,784
Money Market Fund–2.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	3,952,606	3,952,606
		3,952,606
Total Unaffiliated Investments (Cost $65,176,594)		66,745,560

TOTAL INVESTMENTS–100.09% (Cost $105,719,090)	144,432,269
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(123,562)
NET ASSETS APPLICABLE TO 12,840,739 SHARES OUTSTANDING–100.00%	$144,308,707

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-7

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.68%
INVESTMENT COMPANIES–53.68%
Equity Funds–39.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	234,627	$ 2,908,202
LVIP SSGA S&P 500 Index Fund	983,278	25,085,387
LVIP SSGA Small-Cap Index Fund	101,379	2,989,872
		30,983,461
Fixed Income Fund–0.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	41,229	411,589
		411,589
International Equity Fund–13.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,061,619	10,873,100
		10,873,100
Total Affiliated Investments (Cost $27,240,272)		42,268,150

UNAFFILIATED INVESTMENTS–46.55%
INVESTMENT COMPANIES–46.55%
Equity Funds–33.27%
**T. Rowe Price Emerging Markets Discovery Stock Fund	189,526	2,456,260
**T. Rowe Price Growth Stock Fund	90,705	7,404,263
**T. Rowe Price Mid-Cap Growth Fund	15,522	1,558,754
**T. Rowe Price Mid-Cap Value Fund	41,584	1,282,032
**T. Rowe Price New Horizons Fund	17,650	952,026
**T. Rowe Price Real Assets Fund	302,513	4,102,069
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	24,363	$ 1,209,613
**T. Rowe Price Value Fund	180,610	7,235,235
		26,200,252
Fixed Income Funds–0.33%
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,234	10,458
**T. Rowe Price U.S. Treasury Long-Term Fund	30,280	245,568
		256,026
International Equity Funds–10.28%
**T. Rowe Price Emerging Markets Stock Fund	55,755	1,994,363
**T. Rowe Price International Stock Fund	162,978	2,992,271
**T. Rowe Price International Value Equity Fund	200,892	3,103,781
		8,090,415
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	8,142	66,198
		66,198
Money Market Fund–2.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	2,042,260	2,042,260
		2,042,260
Total Unaffiliated Investments (Cost $34,898,194)		36,655,151

TOTAL INVESTMENTS–100.23% (Cost $62,138,466)	78,923,301
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(183,487)
NET ASSETS APPLICABLE TO 6,530,109 SHARES OUTSTANDING–100.00%	$78,739,814

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-8

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.72%
INVESTMENT COMPANIES–53.72%
Equity Funds–39.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	44,218	$ 548,088
LVIP SSGA S&P 500 Index Fund	185,891	4,742,452
LVIP SSGA Small-Cap Index Fund	19,335	570,217
		5,860,757
Fixed Income Fund–0.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,372	73,588
		73,588
International Equity Fund–13.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	203,099	2,080,142
		2,080,142
Total Affiliated Investments (Cost $7,701,237)		8,014,487

UNAFFILIATED INVESTMENTS–46.64%
INVESTMENT COMPANIES–46.64%
Equity Funds–33.62%
**T. Rowe Price Emerging Markets Discovery Stock Fund	35,054	454,300
**T. Rowe Price Growth Stock Fund	17,135	1,398,751
**T. Rowe Price Mid-Cap Growth Fund	2,976	298,889
**T. Rowe Price Mid-Cap Value Fund	8,110	250,039
**T. Rowe Price New Horizons Fund	3,308	178,440
**T. Rowe Price Real Assets Fund	58,877	798,372
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	4,822	$ 239,384
**T. Rowe Price Value Fund	34,863	1,396,596
		5,014,771
Fixed Income Funds–0.27%
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	193	906
**T. Rowe Price U.S. Treasury Long-Term Fund	4,806	38,976
		39,882
International Equity Funds–10.42%
**T. Rowe Price Emerging Markets Stock Fund	10,460	374,174
**T. Rowe Price International Stock Fund	31,711	582,210
**T. Rowe Price International Value Equity Fund	38,664	597,353
		1,553,737
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	1,555	12,641
		12,641
Money Market Fund–2.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	335,986	335,986
		335,986
Total Unaffiliated Investments (Cost $7,020,567)		6,957,017

TOTAL INVESTMENTS–100.36% (Cost $14,721,804)	14,971,504
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(54,223)
NET ASSETS APPLICABLE TO 1,138,831 SHARES OUTSTANDING–100.00%	$14,917,281

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-9

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$51,411,883	$ 85,446,744	$ 66,745,560	$36,655,151	$ 6,957,017
Affiliated investments, at value	47,397,352	93,595,245	77,686,709	42,268,150	8,014,487
Dividends and interest receivable	71,191	96,393	33,556	9,663	1,630
Receivable for fund shares sold	15,852	44,560	54,119	25,779	15,496
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,818	4,989	4,264	4,841	6,501
Prepaid expenses	259	470	400	270	27
TOTAL ASSETS	98,903,355	179,188,401	144,524,608	78,963,854	14,995,158
LIABILITIES:
Payable for fund shares redeemed	431,841	474,357	128,914	19,352	50
Payable for securities purchased	66,488	79,343	17,639	150,950	40,158
Due to manager and affiliates	20,924	38,218	33,483	18,396	2,840
Payable for fund accounting fee	19,018	19,028	19,023	19,014	19,002
Payable for audit fee	13,697	13,697	13,697	13,697	13,697
Other accrued expenses payable	2,684	4,181	3,145	2,631	2,130
TOTAL LIABILITIES	554,652	628,824	215,901	224,040	77,877
TOTAL NET ASSETS	$98,348,703	$178,559,577	$144,308,707	$78,739,814	$14,917,281
Unaffiliated investments, at cost	$52,833,393	$ 86,447,066	$ 65,176,594	$34,898,194	$ 7,020,567
Affiliated investments, at cost	30,681,366	57,275,215	40,542,496	27,240,272	7,701,237
Standard Class:
Net Assets	$82,940,493	$146,761,295	$104,818,600	$56,189,939	$13,727,637
Shares Outstanding	9,072,100	13,378,462	9,312,946	4,651,544	1,047,745
Net Asset Value Per Share	$ 9.142	$ 10.970	$ 11.255	$ 12.080	$ 13.102
Service Class:
Net Assets	$15,408,210	$ 31,798,282	$ 39,490,107	$22,549,875	$ 1,189,644
Shares Outstanding	1,688,798	2,904,792	3,527,793	1,878,565	91,086
Net Asset Value Per Share	$ 9.124	$ 10.947	$ 11.194	$ 12.004	$ 13.061
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$89,659,151	$148,066,677	$111,558,677	$62,802,126	$14,753,538
Distributable earnings/(accumulated loss)	8,689,552	30,492,900	32,750,030	15,937,688	163,743
TOTAL NET ASSETS	$98,348,703	$178,559,577	$144,308,707	$78,739,814	$14,917,281
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–10

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 403,974	$ 524,246	$ 182,300	$ 52,353	$ 8,213
EXPENSES:
Management fees	91,019	159,246	127,712	69,500	11,835
Accounting and administration expenses	23,642	27,053	25,465	22,523	19,589
Distribution fees-Service Class	18,995	38,491	46,330	26,308	1,251
Professional fees	18,344	19,073	18,738	18,112	17,487
Shareholder servicing fees	13,892	24,306	19,493	10,608	1,806
Trustees’ fees and expenses	1,643	2,838	2,277	1,228	190
Reports and statements to shareholders	1,329	1,814	1,748	1,427	769
Consulting fees	1,182	1,205	1,194	1,174	1,153
Custodian fees	578	661	592	483	458
Pricing fees	538	538	538	478	478
Other	1,864	2,365	2,014	1,670	1,376
	173,026	277,590	246,101	153,511	56,392
Less:
Expenses reimbursed	(39,059)	(29,565)	(25,007)	(28,440)	(38,323)
Total operating expenses	133,967	248,025	221,094	125,071	18,069
NET INVESTMENT INCOME (LOSS)	270,007	276,221	(38,794)	(72,718)	(9,856)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	448,068	370,762	70,362	(4,304)	(21,788)
Sale of unaffiliated investments	(84,052)	(356,750)	(159,886)	(115,637)	—
Net realized gain (loss)	364,016	14,012	(89,524)	(119,941)	(21,788)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,731,520	8,887,958	9,116,281	5,275,034	902,296
Unaffiliated investments	2,931,467	6,547,424	6,182,165	3,586,202	576,989
Net change in unrealized appreciation (depreciation)	6,662,987	15,435,382	15,298,446	8,861,236	1,479,285
NET REALIZED AND UNREALIZED GAIN	7,027,003	15,449,394	15,208,922	8,741,295	1,457,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,297,010	$15,725,615	$15,170,128	$8,668,577	$1,447,641
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–11

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 270,007	$ 2,354,533	$ 276,221	$ 2,987,512	$ (38,794)	$ 1,979,420
Net realized gain (loss)	364,016	3,590,354	14,012	7,412,593	(89,524)	5,432,244
Net change in unrealized appreciation (depreciation)	6,662,987	(23,743,631)	15,435,382	(43,529,816)	15,298,446	(35,441,099)
Net increase (decrease) in net assets resulting from operations	7,297,010	(17,798,744)	15,725,615	(33,129,711)	15,170,128	(28,029,435)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(9,661,352)	—	(10,842,968)	—	(5,751,740)
Service Class	—	(1,859,586)	—	(2,464,823)	—	(2,081,022)
	—	(11,520,938)	—	(13,307,791)	—	(7,832,762)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,751,919	16,418,087	25,206,831	42,922,640	12,411,432	15,608,286
Service Class	178,467	666,391	1,585,323	2,404,201	1,025,701	2,680,086
Reinvestment of dividends and distributions:
Standard Class	—	9,661,352	—	10,842,968	—	5,751,740
Service Class	—	1,859,586	—	2,464,823	—	2,081,022
	14,930,386	28,605,416	26,792,154	58,634,632	13,437,133	26,121,134
Cost of shares redeemed:
Standard Class	(13,602,831)	(26,540,693)	(18,164,564)	(48,047,517)	(9,559,393)	(17,889,041)
Service Class	(916,861)	(2,817,077)	(2,604,413)	(3,464,959)	(1,083,015)	(2,341,539)
	(14,519,692)	(29,357,770)	(20,768,977)	(51,512,476)	(10,642,408)	(20,230,580)
Increase (decrease) in net assets derived from capital share transactions	410,694	(752,354)	6,023,177	7,122,156	2,794,725	5,890,554
NET INCREASE (DECREASE) IN NET ASSETS	7,707,704	(30,072,036)	21,748,792	(39,315,346)	17,964,853	(29,971,643)
NET ASSETS:
Beginning of period	90,640,999	120,713,035	156,810,785	196,126,131	126,343,854	156,315,497
End of period	$ 98,348,703	$ 90,640,999	$178,559,577	$156,810,785	$144,308,707	$126,343,854
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–12

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (72,718)	$ 1,028,091	$ (9,856)	$ 147,155
Net realized gain (loss)	(119,941)	2,976,130	(21,788)	299,849
Net change in unrealized appreciation (depreciation)	8,861,236	(18,732,335)	1,479,285	(1,630,883)
Net increase (decrease) in net assets resulting from operations	8,668,577	(14,728,114)	1,447,641	(1,183,879)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,783,765)	—	(512,703)
Service Class	—	(1,087,497)	—	(44,840)
	—	(3,871,262)	—	(557,543)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,226,660	12,392,069	3,656,176	6,428,155
Service Class	864,815	1,542,322	248,363	481,089
Reinvestment of dividends and distributions:
Standard Class	—	2,783,765	—	512,703
Service Class	—	1,087,497	—	44,840
	7,091,475	17,805,653	3,904,539	7,466,787
Cost of shares redeemed:
Standard Class	(4,018,120)	(12,021,324)	(408,442)	(1,322,446)
Service Class	(613,179)	(1,250,597)	(20,201)	(8,719)
	(4,631,299)	(13,271,921)	(428,643)	(1,331,165)
Increase (decrease) in net assets derived from capital share transactions	2,460,176	4,533,732	3,475,896	6,135,622
NET INCREASE (DECREASE) IN NET ASSETS	11,128,753	(14,065,644)	4,923,537	4,394,200
NET ASSETS:
Beginning of period	67,611,061	81,676,705	9,993,744	5,599,544
End of period	$78,739,814	$ 67,611,061	$14,917,281	$ 9,993,744
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–13

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 8.479	$ 11.391	$ 10.897	$ 10.050	$ 10.458	$ 11.910
Income (loss) from investment operations:
Net investment income[3]	0.027	0.232	0.195	0.146	0.210	0.202
Net realized and unrealized gain (loss)	0.636	(1.987)	0.917	1.165	1.681	(0.826)
Total from investment operations	0.663	(1.755)	1.112	1.311	1.891	(0.624)
Less dividends and distributions from:
Net investment income	—	(0.275)	(0.339)	(0.246)	(0.293)	(0.218)
Net realized gain	—	(0.882)	(0.279)	(0.218)	(2.006)	(0.610)
Total dividends and distributions	—	(1.157)	(0.618)	(0.464)	(2.299)	(0.828)
Net asset value, end of period	$ 9.142	$ 8.479	$ 11.391	$ 10.897	$ 10.050	$ 10.458
Total return[4]	7.82%	(15.18%)	10.23%	13.27%	18.93%	(5.58%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 82,940	$ 75,626	$100,543	$104,187	$ 99,074	$ 90,847
Ratio of expenses to average net assets[5]	0.24%	0.24%	0.24%	0.24%	0.24%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.31%	0.30%	0.31%	0.32%	0.36%
Ratio of net investment income to average net assets	0.60% [6]	2.36%	1.69%	1.46%	1.92%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52% [6]	2.29%	1.63%	1.39%	1.84%	1.61%
Portfolio turnover	6%	15%	8%	24%	16%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 8.472	$ 11.382	$ 10.889	$ 10.045	$ 10.456	$ 11.906
Income (loss) from investment operations:
Net investment income[3]	0.016	0.208	0.166	0.121	0.182	0.172
Net realized and unrealized gain (loss)	0.636	(1.985)	0.916	1.162	1.680	(0.824)
Total from investment operations	0.652	(1.777)	1.082	1.283	1.862	(0.652)
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.310)	(0.221)	(0.267)	(0.188)
Net realized gain	—	(0.882)	(0.279)	(0.218)	(2.006)	(0.610)
Total dividends and distributions	—	(1.133)	(0.589)	(0.439)	(2.273)	(0.798)
Net asset value, end of period	$ 9.124	$ 8.472	$ 11.382	$ 10.889	$ 10.045	$ 10.456
Total return[4]	7.70%	(15.39%)	9.95%	12.99%	18.64%	(5.82%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,408	$ 15,015	$20,170	$ 21,256	$ 20,393	$ 20,132
Ratio of expenses to average net assets[5]	0.49%	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.56%	0.55%	0.56%	0.57%	0.61%
Ratio of net investment income to average net assets	0.35% [6]	2.11%	1.44%	1.21%	1.67%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.27% [6]	2.04%	1.38%	1.14%	1.59%	1.36%
Portfolio turnover	6%	15%	8%	24%	16%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 10.000	$ 13.145	$ 11.978	$ 10.788	$ 10.447	$ 11.841
Income (loss) from investment operations:
Net investment income[3]	0.020	0.204	0.170	0.145	0.200	0.189
Net realized and unrealized gain (loss)	0.950	(2.447)	1.457	1.477	2.026	(1.062)
Total from investment operations	0.970	(2.243)	1.627	1.622	2.226	(0.873)
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.299)	(0.241)	(0.263)	(0.204)
Net realized gain	—	(0.662)	(0.161)	(0.191)	(1.622)	(0.317)
Total dividends and distributions	—	(0.902)	(0.460)	(0.432)	(1.885)	(0.521)
Net asset value, end of period	$ 10.970	$ 10.000	$ 13.145	$ 11.978	$ 10.788	$ 10.447
Total return[4]	9.70%	(16.87%)	13.60%	15.25%	22.15%	(7.59%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,761	$ 126,830	$158,690	$145,103	$133,104	$112,819
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.28%	0.27%	0.29%	0.30%	0.35%
Ratio of net investment income to average net assets	0.38% [6]	1.82%	1.32%	1.36%	1.78%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34% [6]	1.79%	1.30%	1.32%	1.73%	1.53%
Portfolio turnover	5%	14%	13%	22%	12%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 9.992	$ 13.133	$ 11.969	$ 10.783	$ 10.447	$ 11.838
Income (loss) from investment operations:
Net investment income[3]	0.007	0.176	0.138	0.119	0.172	0.160
Net realized and unrealized gain (loss)	0.948	(2.443)	1.454	1.472	2.023	(1.059)
Total from investment operations	0.955	(2.267)	1.592	1.591	2.195	(0.899)
Less dividends and distributions from:
Net investment income	—	(0.212)	(0.267)	(0.214)	(0.237)	(0.175)
Net realized gain	—	(0.662)	(0.161)	(0.191)	(1.622)	(0.317)
Total dividends and distributions	—	(0.874)	(0.428)	(0.405)	(1.859)	(0.492)
Net asset value, end of period	$ 10.947	$ 9.992	$ 13.133	$ 11.969	$ 10.783	$ 10.447
Total return[4]	9.56%	(17.07%)	13.31%	14.97%	21.84%	(7.82%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 31,798	$ 29,981	$ 37,437	$ 34,060	$ 30,392	$ 26,121
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.53%	0.52%	0.54%	0.55%	0.60%
Ratio of net investment income to average net assets	0.13% [6]	1.57%	1.07%	1.11%	1.53%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.09% [6]	1.54%	1.05%	1.07%	1.48%	1.28%
Portfolio turnover	5%	14%	13%	22%	12%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 10.067	$ 13.056	$ 11.595	$ 10.290	$ 9.851	$ 11.399
Income (loss) from investment operations:
Net investment income[3]	0.001	0.171	0.139	0.124	0.176	0.167
Net realized and unrealized gain (loss)	1.187	(2.510)	1.822	1.562	2.131	(1.122)
Total from investment operations	1.188	(2.339)	1.961	1.686	2.307	(0.955)
Less dividends and distributions from:
Net investment income	—	(0.194)	(0.337)	(0.217)	(0.227)	(0.179)
Net realized gain	—	(0.456)	(0.163)	(0.164)	(1.641)	(0.414)
Total dividends and distributions	—	(0.650)	(0.500)	(0.381)	(1.868)	(0.593)
Net asset value, end of period	$ 11.255	$ 10.067	$ 13.056	$ 11.595	$ 10.290	$ 9.851
Total return[4]	11.81%	(17.74%)	16.93%	16.62%	24.44%	(8.72%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,819	$ 90,927	$113,550	$102,012	$ 92,296	$ 76,482
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.28%	0.31%	0.32%	0.37%
Ratio of net investment income to average net assets	0.01% [6]	1.54%	1.09%	1.22%	1.65%	1.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%) [6]	1.50%	1.07%	1.17%	1.59%	1.39%
Portfolio turnover	4%	10%	13%	14%	10%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 10.024	$ 13.004	$ 11.552	$ 10.256	$ 9.828	$ 11.372
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.142	0.107	0.098	0.149	0.139
Net realized and unrealized gain (loss)	1.183	(2.499)	1.813	1.553	2.123	(1.117)
Total from investment operations	1.170	(2.357)	1.920	1.651	2.272	(0.978)
Less dividends and distributions from:
Net investment income	—	(0.167)	(0.305)	(0.191)	(0.203)	(0.152)
Net realized gain	—	(0.456)	(0.163)	(0.164)	(1.641)	(0.414)
Total dividends and distributions	—	(0.623)	(0.468)	(0.355)	(1.844)	(0.566)
Net asset value, end of period	$ 11.194	$ 10.024	$ 13.004	$ 11.552	$ 10.256	$ 9.828
Total return[4]	11.67%	(17.95%)	16.64%	16.34%	24.13%	(8.95%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 39,490	$ 35,417	$ 42,766	$ 37,387	$ 31,866	$ 25,678
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.53%	0.56%	0.57%	0.62%
Ratio of net investment income (loss) to average net assets	(0.24%) [6]	1.29%	0.84%	0.97%	1.40%	1.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [6]	1.25%	0.82%	0.92%	1.34%	1.14%
Portfolio turnover	4%	10%	13%	14%	10%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 10.733	$ 13.894	$ 12.238	$ 10.838	$ 9.705	$ 10.912
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.179	0.140	0.129	0.179	0.168
Net realized and unrealized gain (loss)	1.354	(2.697)	2.061	1.674	2.196	(1.093)
Total from investment operations	1.347	(2.518)	2.201	1.803	2.375	(0.925)
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.361)	(0.223)	(0.218)	(0.186)
Net realized gain	—	(0.442)	(0.184)	(0.180)	(1.024)	(0.096)
Total dividends and distributions	—	(0.643)	(0.545)	(0.403)	(1.242)	(0.282)
Net asset value, end of period	$ 12.080	$ 10.733	$ 13.894	$ 12.238	$ 10.838	$ 9.705
Total return[4]	12.55%	(17.95%)	18.01%	16.89%	25.15%	(8.47%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 56,190	$ 47,789	$ 57,815	$ 49,732	$ 42,023	$ 31,731
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.35%	0.33%	0.38%	0.40%	0.46%
Ratio of net investment income (loss) to average net assets	(0.13%) [6]	1.52%	1.03%	1.21%	1.66%	1.54%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [6]	1.44%	0.97%	1.10%	1.53%	1.35%
Portfolio turnover	3%	11%	12%	19%	6%	62%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18 [2]
Net asset value, beginning of period	$ 10.679	$ 13.827	$ 12.184	$ 10.796	$ 9.681	$ 10.884
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.149	0.105	0.102	0.152	0.140
Net realized and unrealized gain (loss)	1.346	(2.682)	2.049	1.663	2.181	(1.086)
Total from investment operations	1.325	(2.533)	2.154	1.765	2.333	(0.946)
Less dividends and distributions from:
Net investment income	—	(0.173)	(0.327)	(0.197)	(0.194)	(0.161)
Net realized gain	—	(0.442)	(0.184)	(0.180)	(1.024)	(0.096)
Total dividends and distributions	—	(0.615)	(0.511)	(0.377)	(1.218)	(0.257)
Net asset value, end of period	$ 12.004	$ 10.679	$ 13.827	$ 12.184	$ 10.796	$ 9.681
Total return[4]	12.41%	(18.15%)	17.70%	16.61%	24.77%	(8.70%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,550	$ 19,822	$ 23,862	$ 20,276	$ 16,671	$ 11,952
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%	0.60%	0.58%	0.63%	0.65%	0.71%
Ratio of net investment income (loss) to average net assets	(0.38%) [6]	1.27%	0.78%	0.96%	1.41%	1.29%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%) [6]	1.19%	0.72%	0.85%	1.28%	1.10%
Portfolio turnover	3%	11%	12%	19%	6%	62%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended		5/1/20 [1] to 12/31/20
		12/31/22	12/31/21
Net asset value, beginning of period	$ 11.630	$ 15.026	$ 13.123	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)	0.261	0.267	0.190
Net realized and unrealized gain (loss)	1.480	(2.958)	2.186	3.215
Total from investment operations	1.472	(2.697)	2.453	3.405
Less dividends and distributions from:
Net investment income	—	(0.229)	(0.338)	(0.236)
Net realized gain	—	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.699)	(0.550)	(0.282)
Net asset value, end of period	$ 13.102	$ 11.630	$ 15.026	$ 13.123
Total return[4]	12.66%	(17.87%)	18.69%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13,728	$ 9,150	$ 5,127	$ 871
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.89%	1.35%	2.81%	12.80%
Ratio of net investment income (loss) to average net assets	(0.14%) [6]	2.06%	1.80%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76%) [6]	0.98%	(0.74%)	(10.11%)
Portfolio turnover	1%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/23[2] (unaudited)	Year Ended		5/1/20 [1] to 12/31/20
		12/31/22	12/31/21
Net asset value, beginning of period	$ 11.608	$ 15.010	$ 13.116	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)	0.230	0.227	0.169
Net realized and unrealized gain (loss)	1.477	(2.954)	2.186	3.213
Total from investment operations	1.453	(2.724)	2.413	3.382
Less dividends and distributions from:
Net investment income	—	(0.208)	(0.307)	(0.220)
Net realized gain	—	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.678)	(0.519)	(0.266)
Net asset value, end of period	$ 13.061	$ 11.608	$ 15.010	$ 13.116
Total return[4]	12.52%	(18.07%)	18.39%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,190	$ 843	$ 473	$ 277
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.14%	1.60%	3.06%	13.05%
Ratio of net investment income (loss) to average net assets	(0.39%) [6]	1.81%	1.55%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.01%) [6]	0.73%	(0.99%)	(10.36%)
Portfolio turnover	1%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022)*, and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
* May 1, 2020, date of commencement of operations for T.Rowe Price 2060 Fund.
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that each Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2023, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
			Expiration Date
	2023	2024	2025	Total
LVIP T. Rowe Price 2020 Fund	$81,330	$68,308	$75,896	$ 225,534
LVIP T. Rowe Price 2030 Fund	$65,019	$43,934	$56,544	$ 165,497
LVIP T. Rowe Price 2040 Fund	$59,745	$36,937	$47,619	$ 144,301
LVIP T. Rowe Price 2050 Fund	$66,070	$49,806	$56,108	$ 171,984
LVIP T. Rowe Price 2060 Fund	$69,558	$76,917	$77,843	$ 224,318
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$3,919	$6,813	$5,466	$2,971	$483
Legal	629	1,093	877	477	78
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$206	$434	$498	$419	$—
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$ 6,818	$ 4,989	$ 4,264	$ 4,841	$6,501
Management fees payable to LFI	15,390	27,530	22,144	12,029	2,240
Distribution fees payable to LFD	3,180	6,486	7,959	4,531	234
Printing and mailing fees payable to Lincoln Life	5	—	—	—	24
Shareholder servicing fees payable to Lincoln Life	2,349	4,202	3,380	1,836	342
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP T. Rowe Price Target Date Funds-26

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-48.19%@
Equity Funds-21.27%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 1,817,823	$ 200,000	$ 200,000	$ 19,813	$ 158,085	$—	$ 1,995,721	161,010	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	15,486,153	1,300,000	2,530,000	214,350	2,427,862	—	16,898,365	662,369	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,835,154	180,000	150,000	(2,912)	164,947	—	2,027,189	68,737	—	—
Fixed Income Fund-19.28%@
✧✧LVIP SSGA Bond Index Fund	17,774,101	800,000	—	—	384,520	—	18,958,621	1,899,091	—	—
International Equity Fund-7.64%@
✧✧LVIP SSGA International Index Fund	7,004,533	700,000	1,000,000	216,817	596,106	—	7,517,456	733,983	—	—
Total	$43,917,764	$3,180,000	$3,880,000	$448,068	$3,731,520	$—	$47,397,352		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.42%@
Equity Funds-28.35%
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,305,298	$ 400,000	$ 300,000	$ (7,797)	$ 425,291	$—	$ 4,822,792	389,092	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	36,104,324	2,400,000	3,749,999	231,153	5,884,972	—	40,870,450	1,602,009	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,164,404	400,000	—	—	362,368	—	4,926,772	167,054	—	—
Fixed Income Fund-14.03%@
✧✧LVIP SSGA Bond Index Fund	21,971,538	2,599,999	—	—	478,874	—	25,050,411	2,509,307	—	—
International Equity Fund-10.04%@
✧✧LVIP SSGA International Index Fund	16,690,961	1,000,000	1,650,000	147,406	1,736,453	—	17,924,820	1,750,129	—	—
Total	$83,236,525	$6,799,999	$5,699,999	$370,762	$8,887,958	$—	$93,595,245		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-27

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2040 Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.84%
Equity Funds-36.56%
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,369,731	$ 400,000	$ 199,999	$(11,544)	$ 422,167	$—	$ 4,980,355	401,803	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	38,064,079	1,850,000	3,530,000	69,188	6,286,863	—	42,740,130	1,675,295	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,269,810	399,999	—	—	361,661	—	5,031,470	170,605	—	—
Fixed Income Fund-4.34%
✧✧LVIP SSGA Bond Index Fund	5,073,153	1,080,000	—	—	112,806	—	6,265,959	627,663	—	—
International Equity Fund-12.94%
✧✧LVIP SSGA International Index Fund	17,023,293	600,000	900,000	12,718	1,932,784	—	18,668,795	1,822,769	—	—
Total	$68,800,066	$4,329,999	$4,629,999	$ 70,362	$9,116,281	$—	$77,686,709		$—	$—

✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.68%@
Equity Funds-39.35%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,508,412	$ 170,001	$ —	$ —	$ 229,789	$—	$ 2,908,202	234,627	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	21,985,580	900,000	1,500,001	(9,907)	3,709,715	—	25,085,387	983,278	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,456,610	315,000	—	—	218,262	—	2,989,872	101,379	—	—
Fixed Income Fund-0.52%@
✧✧LVIP SSGA Bond Index Fund	402,890	—	—	—	8,699	—	411,589	41,229	—	—
International Equity Fund-13.81%@
✧✧LVIP SSGA International Index Fund	9,588,927	520,001	350,000	5,603	1,108,569	—	10,873,100	1,061,619	—	—
Total	$36,942,419	$1,905,002	$1,850,001	$(4,304)	$5,275,034	$—	$42,268,150		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-28

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.72%@
Equity Funds-39.29%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 369,402	$ 140,000	$ —	$ —	$ 38,686	$—	$ 548,088	44,218	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	3,230,239	995,000	110,001	(21,788)	649,002	—	4,742,452	185,891	—	—
✧✧LVIP SSGA Small-Cap Index Fund	379,099	155,001	—	—	36,117	—	570,217	19,335	—	—
Fixed Income Fund-0.49%@
✧✧LVIP SSGA Bond Index Fund	57,119	15,000	—	—	1,469	—	73,588	7,372	—	—
International Equity Fund-13.94%@
✧✧LVIP SSGA International Index Fund	1,409,120	494,000	—	—	177,022	—	2,080,142	203,099	—	—
Total	$5,444,979	$1,799,001	$110,001	$(21,788)	$902,296	$—	$8,014,487		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$5,834,511	$12,341,814	$7,343,660	$4,174,477	$3,521,685
Sales	5,630,000	7,700,000	5,230,000	2,150,000	110,000
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$83,514,759	$143,722,281	$105,719,090	$62,138,466	$14,721,804
Aggregate unrealized appreciation of investments	$20,755,539	$ 43,207,957	$ 41,467,907	$17,538,005	$ 476,500
Aggregate unrealized depreciation of investments	(5,461,063)	(7,888,249)	(2,754,728)	(753,170)	(226,800)
Net unrealized appreciation of investments	$15,294,476	$ 35,319,708	$ 38,713,179	$16,784,835	$ 249,700
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP T. Rowe Price Target Date Funds-29

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$47,397,352	$ 93,595,245	$ 77,686,709	$42,268,150	$ 8,014,487
Unaffiliated Investment Companies	51,411,883	85,446,744	66,745,560	36,655,151	6,957,017
Total Investments	$98,809,235	$179,041,989	$144,432,269	$78,923,301	$14,971,504
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	1,680,844	1,656,800	2,415,279	3,643,444	1,173,662	1,411,672
Service Class	20,151	67,290	151,671	212,583	96,470	241,606
Shares reinvested:
Standard Class	—	1,136,079	—	1,095,715	—	583,746
Service Class	—	219,149	—	249,682	—	212,469
	1,700,995	3,079,318	2,566,950	5,201,424	1,270,132	2,449,493
Shares redeemed:
Standard Class	(1,527,799)	(2,700,443)	(1,719,185)	(4,129,305)	(893,303)	(1,660,097)
Service Class	(103,583)	(286,334)	(247,477)	(312,229)	(101,842)	(209,647)
	(1,631,382)	(2,986,777)	(1,966,662)	(4,441,534)	(995,145)	(1,869,744)
Net increase	69,613	92,541	600,288	759,890	274,987	579,749

LVIP T. Rowe Price Target Date Funds-30

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	549,255	1,049,146	293,718	503,785
Service Class	76,152	132,856	20,072	37,999
Shares reinvested:
Standard Class	—	265,638	—	44,555
Service Class	—	104,497	—	3,905
	625,407	1,552,137	313,790	590,244
Shares redeemed:
Standard Class	(350,238)	(1,023,389)	(32,764)	(102,748)
Service Class	(53,775)	(106,914)	(1,642)	(736)
	(404,013)	(1,130,303)	(34,406)	(103,484)
Net increase	221,394	421,834	279,384	486,760
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-31

LVIP T. Rowe Price Target Date Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Growth Stock Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP T. Rowe Price Growth Stock Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,323.50	0.67%	$3.86
Service Class Shares	1,000.00	1,321.90	0.92%	5.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund-1

LVIP T. Rowe Price Growth Stock Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.77%
Aerospace & Defense	0.54%
Air Freight & Logistics	0.23%
Automobiles	3.70%
Beverages	0.71%
Biotechnology	1.49%
Broadline Retail	7.22%
Capital Markets	0.37%
Chemicals	0.64%
Commercial Services & Supplies	0.33%
Diversified Telecommunication Services	0.01%
Electronic Equipment, Instruments & Components	1.26%
Entertainment	2.17%
Financial Services	7.64%
Ground Transportation	0.60%
Health Care Equipment & Supplies	2.25%
Health Care Providers & Services	5.82%
Hotels, Restaurants & Leisure	2.29%
Household Products	0.50%
Insurance	0.90%
Interactive Media & Services	11.33%
IT Services	1.80%
Life Sciences Tools & Services	1.03%
Media	0.63%
Metals & Mining	0.03%
Personal Care Products	0.50%
Pharmaceuticals	3.00%
Professional Services	0.96%
Semiconductors & Semiconductor Equipment	10.25%
Software	19.87%
Specialty Retail	1.09%
Technology Hardware, Storage & Peripherals	7.37%
Textiles, Apparel & Luxury Goods	0.34%
Wireless Telecommunication Services	0.90%
Convertible Preferred Stocks	1.44%
Preferred Stock	0.46%
Money Market Fund	0.39%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	12.19%
Apple, Inc.	7.37%
Amazon.com, Inc.	6.58%
NVIDIA Corp.	6.08%
Alphabet, Inc. Class A	4.08%
Meta Platforms, Inc. Class A	3.83%
Visa, Inc. Class A	3.07%
UnitedHealth Group, Inc.	2.95%
Eli Lilly & Co.	2.61%
Mastercard, Inc. Class A	2.52%
Total	51.28%

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund-2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.77%
Aerospace & Defense–0.54%
Airbus SE	59,233	$ 8,564,012
		8,564,012
Air Freight & Logistics–0.23%
FedEx Corp.	14,854	3,682,307
		3,682,307
Automobiles–3.70%
Ferrari NV	39,739	12,923,520
†Rivian Automotive, Inc. Class A	998,799	16,639,992
†Tesla, Inc.	111,665	29,230,547
		58,794,059
Beverages–0.71%
Constellation Brands, Inc. Class A	45,691	11,245,926
		11,245,926
Biotechnology–1.49%
†Argenx SE ADR	24,757	9,648,546
†Legend Biotech Corp.ADR	60,808	4,197,576
†Vertex Pharmaceuticals, Inc.	28,016	9,859,110
		23,705,232
Broadline Retail–7.22%
†Amazon.com, Inc.	802,968	104,674,908
†Coupang, Inc.	555,668	9,668,623
=†πMaplebear, Inc.	11,443	371,898
=†πMaplebear, Inc. Non Voting	598	19,435
		114,734,864
Capital Markets–0.37%
Charles Schwab Corp.	104,569	5,926,971
		5,926,971
Chemicals–0.64%
Linde PLC	26,839	10,227,806
		10,227,806
Commercial Services & Supplies–0.33%
Cintas Corp.	10,586	5,262,089
		5,262,089
Diversified Telecommunication Services–0.01%
=†πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electronic Equipment, Instruments & Components–1.26%
Amphenol Corp. Class A	8,314	706,274
†Teledyne Technologies, Inc.	46,896	19,279,415
		19,985,689
Entertainment–2.17%
†Netflix, Inc.	56,906	25,066,524
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Spotify Technology SA	58,986	$ 9,470,202
		34,536,726
Financial Services–7.64%
†Fiserv, Inc.	225,349	28,427,776
Global Payments, Inc.	42,267	4,164,145
Mastercard, Inc. Class A	101,920	40,085,136
Visa, Inc. Class A	205,461	48,792,878
		121,469,935
Ground Transportation–0.60%
Old Dominion Freight Line, Inc.	25,685	9,497,029
		9,497,029
Health Care Equipment & Supplies–2.25%
†Align Technology, Inc.	11,654	4,121,321
†Intuitive Surgical, Inc.	75,424	25,790,482
Stryker Corp.	19,392	5,916,305
		35,828,108
Health Care Providers & Services–5.82%
Cigna Group	55,688	15,626,053
HCA Healthcare, Inc.	21,159	6,421,333
Humana, Inc.	34,029	15,215,387
McKesson Corp.	19,576	8,365,021
UnitedHealth Group, Inc.	97,747	46,981,118
		92,608,912
Hotels, Restaurants & Leisure–2.29%
†Booking Holdings, Inc.	3,006	8,117,192
†Chipotle Mexican Grill, Inc.	8,438	18,048,882
†Las Vegas Sands Corp.	177,983	10,323,014
		36,489,088
Household Products–0.50%
Procter & Gamble Co.	52,000	7,890,480
		7,890,480
Insurance–0.90%
Chubb Ltd.	74,131	14,274,665
		14,274,665
Interactive Media & Services–11.33%
†Alphabet, Inc. Class A	542,580	64,946,826
†Alphabet, Inc. Class C	294,895	35,673,448
†Match Group, Inc.	158,543	6,635,024
†Meta Platforms, Inc. Class A	211,970	60,831,151
†Pinterest, Inc. Class A	440,876	12,053,550
		180,139,999
IT Services–1.80%
Accenture PLC Class A	42,551	13,130,387
†MongoDB, Inc.	13,601	5,589,875
LVIP T. Rowe Price Growth Stock Fund-3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Shopify, Inc. Class A	153,993	$ 9,947,948
		28,668,210
Life Sciences Tools & Services–1.03%
†Avantor, Inc.	299,057	6,142,631
Danaher Corp.	30,045	7,210,800
Thermo Fisher Scientific, Inc.	5,950	3,104,412
		16,457,843
Media–0.63%
†Trade Desk, Inc. Class A	128,909	9,954,353
		9,954,353
Metals & Mining–0.03%
=†πCelonis SE	2,137	476,722
		476,722
Personal Care Products–0.50%
Estee Lauder Cos., Inc. Class A	40,775	8,007,394
		8,007,394
Pharmaceuticals–3.00%
Eli Lilly & Co.	88,627	41,564,291
Zoetis, Inc.	35,934	6,188,194
		47,752,485
Professional Services–0.96%
†Ceridian HCM Holding, Inc.	98,325	6,584,825
TransUnion	110,132	8,626,640
		15,211,465
Semiconductors & Semiconductor Equipment–10.25%
†Advanced Micro Devices, Inc.	212,289	24,181,840
ASML Holding NV	31,580	22,887,605
Lam Research Corp.	16,356	10,514,618
Marvell Technology, Inc.	145,546	8,700,740
NVIDIA Corp.	228,788	96,781,900
		163,066,703
Software–19.87%
=†πANT International Co. Ltd. Class C	1,100,002	1,936,004
†Atlassian Corp. Class A	26,467	4,441,427
=πCanva, Inc.	875	620,874
†Dynatrace, Inc.	190,005	9,779,557
=πEpic Games, Inc.	6,539	4,516,160
Intuit, Inc.	75,933	34,791,741
Microsoft Corp.	569,027	193,776,455
Roper Technologies, Inc.	37,798	18,173,278
†Salesforce, Inc.	101,590	21,461,904
†ServiceNow, Inc.	45,624	25,639,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
=†πStripe, Inc. Class B	40,238	$ 809,991
		315,946,710
Specialty Retail–1.09%
†Floor & Decor Holdings, Inc. Class A	51,217	5,324,519
Ross Stores, Inc.	107,164	12,016,300
		17,340,819
Technology Hardware, Storage & Peripherals–7.37%
Apple, Inc.	603,991	117,156,134
		117,156,134
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica, Inc.	14,183	5,368,266
		5,368,266
Wireless Telecommunication Services–0.90%
†T-Mobile U.S., Inc.	103,251	14,341,564
		14,341,564
Total Common Stock (Cost $719,323,660)		1,554,702,622
CONVERTIBLE PREFERRED STOCKS–1.44%
=†πCanva, Inc. Series A	52	36,898
=†πCanva, Inc. Series A-3	18	12,772
=†πCanva, Inc. Series A-4	3	2,129
=†πCelonis SE Series D	6,459	1,440,874
†Dr Ing hc F Porsche AG	67,440	8,377,982
=†πFormagrid, Inc. Series F	10,238	671,715
=†πGM Cruise Holdings LLC Class F	126,000	2,143,260
=†πGM Cruise Holdings LLC Class G	70,430	1,198,014
=†πMaplebear, Inc. Series A	1,767	57,427
=†πMaplebear, Inc. Series G	23,366	759,395
=†πMaplebear, Inc. Series I	3,541	115,082
=†πNuro, Inc. Series C	189,324	1,173,809
=†πNuro, Inc. Series D	41,493	257,257
=†πRappi, Inc. Series E	36,866	1,327,545
=†πRedwood Materials, Inc. Series C	40,061	1,912,346
=†πRedwood Materials, Inc. Series D	41,085	1,961,228
=†πSila Nanotechnologies, Inc. Series F	35,141	712,659
=†πWaymo LLC Series A-2	17,257	658,182
Total Convertible Preferred Stocks (Cost $28,022,879)		22,818,574
PREFERRED STOCK–0.46%
Sartorius AG 0.45%	21,045	7,291,224
Total Preferred Stock (Cost $7,541,227)		7,291,224

LVIP T. Rowe Price Growth Stock Fund-4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	6,266,108	$ 6,266,108
Total Money Market Fund (Cost $6,266,108)		6,266,108

TOTAL INVESTMENTS–100.06% (Cost $761,153,874)	1,591,078,528
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(979,356)
NET ASSETS APPLICABLE TO 34,783,189 SHARES OUTSTANDING–100.00%	$1,590,099,172
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,225,169,918 / 26,507,838 Shares)	$46.219
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($364,929,254 / 8,275,351 Shares)	$44.098
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 836,068,786
Distributable earnings/(accumulated loss)	754,030,386
TOTAL NET ASSETS	$1,590,099,172

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $23,281,733, which represented 1.46% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT International Co. Ltd. Class C	6/7/2018	$4,192,521	$1,936,004
Canva, Inc.	12/17/2021	1,491,142	620,874
Canva, Inc. Series A	12/17/2021	88,616	36,898
Canva, Inc. Series A-3	12/17/2021	30,675	12,772
Canva, Inc. Series A-4	12/17/2021	5,113	2,129
Celonis SE	6/17/2021	790,241	476,722
Celonis SE Series D	6/17/2021	2,388,489	1,440,874
Epic Games, Inc.	6/18/2020	4,238,405	4,516,160
Formagrid, Inc. Series F	12/8/2021	1,917,419	671,715
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	2,143,260
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,198,014
Magic Leap, Inc. Class A	9/20/2021	2,280,091	90,057
Maplebear, Inc.	8/7/2020	530,199	371,898
Maplebear, Inc. Series A	11/18/2020	107,809	57,427
Maplebear, Inc. Series G	7/2/2020	1,123,715	759,395
LVIP T. Rowe Price Growth Stock Fund-5

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Maplebear, Inc. Series I	2/26/2021	$ 442,625	$ 115,082
Maplebear, Inc. Non Voting	8/7/2020	27,708	19,435
Nuro, Inc. Series C	10/30/2020	2,471,549	1,173,809
Nuro, Inc. Series D	10/29/2021	864,951	257,257
Rappi, Inc. Series E	9/8/2020	2,202,598	1,327,545
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,912,346
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,961,228
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,367	712,659
Stripe, Inc. Class B	12/17/2019	631,334	809,991
Waymo LLC Series A-2	5/8/2020	1,481,810	658,182
Total		$36,756,484	$23,281,733

★ Includes $684,409 payable for fund shares redeemed, $98,019 other accrued expenses payable and $885,809 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund-6

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,407,809
Foreign taxes withheld	(82,802)
4,325,007
EXPENSES:
Management fees	4,557,250
Distribution fees-Service Class	403,556
Shareholder servicing fees	209,482
Accounting and administration expenses	138,996
Professional fees	35,343
Trustees’ fees and expenses	24,003
Reports and statements to shareholders	11,071
Custodian fees	9,450
Pricing fees	2,712
Consulting fees	1,616
Other	24,605
5,418,084
Less:
Management fees waived	(152,280)
Total operating expenses	5,265,804
NET INVESTMENT LOSS	(940,797)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	30,802,797
Foreign currencies	(2,585)
Net realized gain	30,800,212
Net change in unrealized appreciation (depreciation) of:
Investments	376,698,952
Foreign currencies	137
Net change in unrealized appreciation (depreciation)	376,699,089
NET REALIZED AND UNREALIZED GAIN	407,499,301
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$406,558,504
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (940,797)	$ (4,687,388)
Net realized gain (loss)	30,800,212	(96,387,276)
Net change in unrealized appreciation (depreciation)	376,699,089	(706,999,936)
Net increase (decrease) in net assets resulting from operations	406,558,504	(808,074,600)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(189,002,832)
Service Class	—	(58,730,121)
	—	(247,732,953)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,932,750	483,489,746
Service Class	22,673,608	52,044,788
Reinvestment of dividends and distributions:
Standard Class	—	189,002,832
Service Class	—	58,730,121
	52,606,358	783,267,487
Cost of shares redeemed:
Standard Class	(140,621,222)	(210,010,522)
Service Class	(36,657,495)	(55,975,893)
	(177,278,717)	(265,986,415)
Increase (decrease) in net assets derived from capital share transactions	(124,672,359)	517,281,072
NET INCREASE (DECREASE) IN NET ASSETS	281,886,145	(538,526,481)
NET ASSETS:
Beginning of period	1,308,213,027	1,846,739,508
End of period	$1,590,099,172	$1,308,213,027
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund-7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 34.921	$ 72.325	$ 64.603	$ 49.150	$ 39.805	$ 43.584
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	(0.123)	(0.245)	(0.114)	0.046	0.094
Net realized and unrealized gain (loss)	11.313	(28.898)	13.460	17.835	12.109	(0.084)
Total from investment operations	11.298	(29.021)	13.215	17.721	12.155	0.010
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.034)	(0.082)
Net realized gain	—	(8.383)	(5.493)	(2.268)	(2.776)	(3.707)
Total dividends and distributions	—	(8.383)	(5.493)	(2.268)	(2.810)	(3.789)
Net asset value, end of period	$ 46.219	$ 34.921	$ 72.325	$ 64.603	$ 49.150	$ 39.805
Total return[3]	32.35%	(40.72%)	20.47%	36.47%	31.06%	(1.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,225,170	$1,020,107	$1,354,421	$1,398,314	$1,175,892	$1,000,659
Ratio of expenses to average net assets	0.67%	0.67%	0.66%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	(0.07%)	(0.26%)	(0.34%)	(0.21%)	0.10%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%)	(0.28%)	(0.36%)	(0.23%)	0.08%	0.19%
Portfolio turnover	19%	33%	21%	43%	31%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund-8

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 33.360	$ 69.858	$ 62.709	$ 47.880	$ 38.905	$ 42.736
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.062)	(0.237)	(0.411)	(0.242)	(0.069)	(0.020)
Net realized and unrealized gain (loss)	10.800	(27.878)	13.053	17.339	11.820	(0.065)
Total from investment operations	10.738	(28.115)	12.642	17.097	11.751	(0.085)
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.039)
Net realized gain	—	(8.383)	(5.493)	(2.268)	(2.776)	(3.707)
Total dividends and distributions	—	(8.383)	(5.493)	(2.268)	(2.776)	(3.746)
Net asset value, end of period	$ 44.098	$ 33.360	$ 69.858	$ 62.709	$ 47.880	$ 38.905
Total return[3]	32.19%	(40.87%)	20.18%	36.13%	30.73%	(1.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,929	$ 288,106	$492,319	$446,379	$386,048	$316,122
Ratio of expenses to average net assets	0.92%	0.92%	0.91%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.94%	0.93%	0.94%	0.94%	0.95%
Ratio of net investment (loss) to average net assets	(0.32%)	(0.51%)	(0.59%)	(0.46%)	(0.15%)	(0.04%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.34%)	(0.53%)	(0.61%)	(0.48%)	(0.17%)	(0.06%)
Portfolio turnover	19%	33%	21%	43%	31%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund-9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP T. Rowe Price Growth Stock Fund-10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP T. Rowe Price Growth Stock Fund is $251 and $232 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,565 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$58,270
Legal	9,351
LVIP T. Rowe Price Growth Stock Fund-11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,881 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$775,965
Distribution fees payable to LFD	72,860
Shareholder servicing fees payable to Lincoln Life	36,984
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$282,931,773
Sales	355,122,844
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$761,153,874
Aggregate unrealized appreciation of investments	$855,904,823
Aggregate unrealized depreciation of investments	(25,980,169)
Net unrealized appreciation of investments	$829,924,654
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP T. Rowe Price Growth Stock Fund-12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ —	$ 8,564,012	$ —	$ 8,564,012
Air Freight & Logistics	3,682,307	—	—	3,682,307
Automobiles	58,794,059	—	—	58,794,059
Beverages	11,245,926	—	—	11,245,926
Biotechnology	23,705,232	—	—	23,705,232
Broadline Retail	114,343,531	—	391,333	114,734,864
Capital Markets	5,926,971	—	—	5,926,971
Chemicals	10,227,806	—	—	10,227,806
Commercial Services & Supplies	5,262,089	—	—	5,262,089
Diversified Telecommunication Services	—	—	90,057	90,057
Electronic Equipment, Instruments & Components	19,985,689	—	—	19,985,689
Entertainment	34,536,726	—	—	34,536,726
Financial Services	121,469,935	—	—	121,469,935
Ground Transportation	9,497,029	—	—	9,497,029
Health Care Equipment & Supplies	35,828,108	—	—	35,828,108
Health Care Providers & Services	92,608,912	—	—	92,608,912
Hotels, Restaurants & Leisure	36,489,088	—	—	36,489,088
Household Products	7,890,480	—	—	7,890,480
Insurance	14,274,665	—	—	14,274,665
Interactive Media & Services	180,139,999	—	—	180,139,999
IT Services	28,668,210	—	—	28,668,210
Life Sciences Tools & Services	16,457,843	—	—	16,457,843
Media	9,954,353	—	—	9,954,353
Metals & Mining	—	—	476,722	476,722
Personal Care Products	8,007,394	—	—	8,007,394
Pharmaceuticals	47,752,485	—	—	47,752,485
Professional Services	15,211,465	—	—	15,211,465
Semiconductors & Semiconductor Equipment	163,066,703	—	—	163,066,703
Software	308,063,681	—	7,883,029	315,946,710
Specialty Retail	17,340,819	—	—	17,340,819
Technology Hardware, Storage & Peripherals	117,156,134	—	—	117,156,134
Textiles, Apparel & Luxury Goods	5,368,266	—	—	5,368,266
Wireless Telecommunication Services	14,341,564	—	—	14,341,564
Convertible Preferred Stocks	—	8,377,982	14,440,592	22,818,574
Preferred Stock	—	7,291,224	—	7,291,224
LVIP T. Rowe Price Growth Stock Fund-13

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 6,266,108	$ —	$ —	$ 6,266,108
Total Investments	$1,543,563,577	$24,233,218	$23,281,733	$1,591,078,528
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2023.
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$ 8,841,141	Recent Transaction	#	#
		Market Comparable Companies	Whole Company Price to Earnings Multiple (b)	8.4x-17.3x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	3.4x-14.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	14.7x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 14,440,592	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	1.4x-14.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.1x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	25% (N/A)
		Market Comparable Companies	Projected future value discount rate term	5 years (N/A)
		Market Comparable Companies	Present Value Factor	0.328 (N/A)
		Market Comparable Companies	Haircut (a)	70% (N/A)
Total	$ 23,281,733
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Common Stock	$ 9,645,945	$—	$ 4,491	$(224,500)	$—	$—	$—	$(63,125)	$ (521,670)	$ 8,841,141	$ (521,670)
LVIP T. Rowe Price Growth Stock Fund-14

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Convertible Preferred Stocks	$17,270,532	$—	$1,944,746	$ —	$—	$—	$—	$ —	$(4,774,686)	$14,440,592	$(4,774,686)
Convertible Bond	93,645	—	—	(93,645)	—	—	—	—	—	—	—
Total	$27,010,122	$—	$1,949,237	$(318,145)	$—	$—	$—	$(63,125)	$(5,296,356)	$23,281,733	$(5,296,356)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	750,608	9,572,340
Service Class	580,847	1,090,309
Shares reinvested:
Standard Class	—	5,135,807
Service Class	—	1,669,418
	1,331,455	17,467,874
Shares redeemed:
Standard Class	(3,454,381)	(4,223,308)
Service Class	(941,710)	(1,170,978)
	(4,396,091)	(5,394,286)
Net increase (decrease)	(3,064,636)	12,073,588
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP T. Rowe Price Growth Stock Fund-15

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund-16

LVIP T. Rowe Price Growth Stock Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Growth Stock Fund-17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,150.00	0.73%	$3.89
Service Class Shares	1,000.00	1,148.60	0.98%	5.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.97%
Aerospace & Defense	2.22%
Air Freight & Logistics	0.15%
Automobile Components	0.22%
Banks	0.25%
Beverages	0.76%
Biotechnology	2.93%
Broadline Retail	0.62%
Building Products	1.59%
Capital Markets	3.05%
Chemicals	1.19%
Commercial Services & Supplies	3.60%
Communications Equipment	0.88%
Construction & Engineering	1.15%
Construction Materials	0.50%
Consumer Finance	0.11%
Consumer Staples Distribution & Retail	1.44%
Containers & Packaging	0.50%
Distributors	0.68%
Diversified Consumer Services	0.34%
Diversified Telecommunication Services	0.01%
Electrical Equipment	1.77%
Electronic Equipment, Instruments & Components	2.92%
Energy Equipment & Services	0.58%
Entertainment	1.22%
Financial Services	2.09%
Food Products	0.37%
Ground Transportation	1.23%
Health Care Equipment & Supplies	5.90%
Health Care Providers & Services	2.71%
Health Care Technology	0.90%
Hotels, Restaurants & Leisure	5.25%
Household Durables	0.57%
Household Products	0.10%
Independent Power and Renewable Electricity Producers	0.11%
Industrial REITs	0.10%
Insurance	2.12%
Interactive Media & Services	0.42%
IT Services	2.33%
Leisure Products	0.10%
Life Sciences Tools & Services	5.73%
Machinery	1.20%
Media	2.45%
Metals & Mining	0.18%
Oil, Gas & Consumable Fuels	3.75%
Security Type/Sector	Percentage of Net Assets
Passenger Airlines	0.38%
Personal Care Products	0.39%
Pharmaceuticals	0.07%
Professional Services	4.66%
Real Estate Management & Development	0.39%
Residential REITs	0.27%
Retail REITs	0.42%
Semiconductors & Semiconductor Equipment	5.89%
Software	10.29%
Specialized REITs	0.92%
Specialty Retail	5.16%
Technology Hardware, Storage & Peripherals	0.48%
Textiles, Apparel & Luxury Goods	0.62%
Trading Companies & Distributors	2.74%
Convertible Preferred Stocks	0.80%
Money Market Fund	0.20%
Total Investments	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Hilton Worldwide Holdings, Inc.	1.43%
Dexcom, Inc.	1.41%
Microchip Technology, Inc.	1.22%
Amphenol Corp. Class A	1.20%
Trade Desk, Inc. Class A	1.13%
IQVIA Holdings, Inc.	1.13%
Cintas Corp.	1.09%
AmerisourceBergen Corp.	1.06%
Apollo Global Management, Inc.	1.02%
Crowdstrike Holdings, Inc. Class A	1.02%
Total	11.71%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–2.22%
†Axon Enterprise, Inc.	27,800	$ 5,424,336
BWX Technologies, Inc.	23,200	1,660,424
HEICO Corp.	24,800	4,388,112
Hexcel Corp.	22,000	1,672,440
Howmet Aerospace, Inc.	52,000	2,577,120
Huntington Ingalls Industries, Inc.	6,600	1,502,160
TransDigm Group, Inc.	8,800	7,868,696
		25,093,288
Air Freight & Logistics–0.15%
Expeditors International of Washington, Inc.	13,800	1,671,594
		1,671,594
Automobile Components–0.22%
†Aptiv PLC	18,700	1,909,083
†Mobileye Global, Inc. Class A	13,997	537,765
		2,446,848
Banks–0.25%
†NU Holdings Ltd. Class A	354,800	2,799,372
		2,799,372
Beverages–0.76%
Brown-Forman Corp. Class B	54,655	3,649,861
†Celsius Holdings, Inc.	24,900	3,714,831
Constellation Brands, Inc. Class A	5,200	1,279,876
		8,644,568
Biotechnology–2.93%
†Alnylam Pharmaceuticals, Inc.	31,795	6,039,142
†Apellis Pharmaceuticals, Inc.	38,400	3,498,240
†Argenx SE ADR	6,137	2,391,773
†Ascendis Pharma AS ADR	13,336	1,190,238
†BioMarin Pharmaceutical, Inc.	14,900	1,291,532
†BioNTech SE ADR	8,700	938,991
†Blueprint Medicines Corp.	18,500	1,169,200
†Exact Sciences Corp.	29,354	2,756,341
†Genmab AS ADR	46,500	1,767,465
†Incyte Corp.	15,700	977,325
†Karuna Therapeutics, Inc.	11,605	2,516,544
†Legend Biotech Corp.ADR	35,200	2,429,856
†Neurocrine Biosciences, Inc.	35,217	3,320,963
†Sarepta Therapeutics, Inc.	24,400	2,794,288
		33,081,898
Broadline Retail–0.62%
†Coupang, Inc.	238,800	4,155,120
†Etsy, Inc.	18,600	1,573,746
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
†Ollie's Bargain Outlet Holdings, Inc.	21,400	$ 1,239,702
		6,968,568
Building Products–1.59%
A O Smith Corp.	20,100	1,462,878
Advanced Drainage Systems, Inc.	9,200	1,046,776
Allegion PLC	19,600	2,352,392
Carrier Global Corp.	28,700	1,426,677
Fortune Brands Innovations, Inc.	23,683	1,703,992
Trane Technologies PLC	37,811	7,231,732
†Trex Co., Inc.	42,500	2,786,300
		18,010,747
Capital Markets–3.05%
Ares Management Corp. Class A	21,500	2,071,525
Blue Owl Capital, Inc.	121,500	1,415,475
Cboe Global Markets, Inc.	10,967	1,513,556
FactSet Research Systems, Inc.	15,150	6,069,848
LPL Financial Holdings, Inc.	27,900	6,066,297
MarketAxess Holdings, Inc.	12,863	3,362,645
Morningstar, Inc.	6,900	1,352,883
MSCI, Inc.	19,800	9,291,942
Tradeweb Markets, Inc. Class A	48,417	3,315,596
		34,459,767
Chemicals–1.19%
Albemarle Corp.	11,200	2,498,608
CF Industries Holdings, Inc.	14,800	1,027,416
Corteva, Inc.	41,700	2,389,410
Nutrien Ltd.	19,500	1,151,475
PPG Industries, Inc.	31,800	4,715,940
RPM International, Inc.	18,100	1,624,113
		13,406,962
Commercial Services & Supplies–3.60%
Cintas Corp.	24,700	12,277,876
†Clean Harbors, Inc.	27,100	4,456,053
†Copart, Inc.	119,800	10,926,958
RB Global, Inc.	23,100	1,386,000
Republic Services, Inc.	37,600	5,759,192
Rollins, Inc.	32,030	1,371,845
Waste Connections, Inc.	31,493	4,501,294
		40,679,218
Communications Equipment–0.88%
†Arista Networks, Inc.	34,700	5,623,482
Motorola Solutions, Inc.	14,568	4,272,503
		9,895,985
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.15%
Quanta Services, Inc.	31,700	$ 6,227,465
Valmont Industries, Inc.	15,200	4,423,960
†WillScot Mobile Mini Holdings Corp.	49,300	2,356,047
		13,007,472
Construction Materials–0.50%
Vulcan Materials Co.	24,918	5,617,514
		5,617,514
Consumer Finance–0.11%
Discover Financial Services	10,500	1,226,925
		1,226,925
Consumer Staples Distribution & Retail–1.44%
†BJ's Wholesale Club Holdings, Inc.	101,100	6,370,311
Casey's General Stores, Inc.	5,800	1,414,504
Dollar General Corp.	8,100	1,375,218
†Dollar Tree, Inc.	16,000	2,296,000
†Performance Food Group Co.	80,600	4,855,344
		16,311,377
Containers & Packaging–0.50%
Avery Dennison Corp.	19,400	3,332,920
Ball Corp.	15,673	912,325
Sealed Air Corp.	35,400	1,416,000
		5,661,245
Distributors–0.68%
Genuine Parts Co.	14,200	2,403,066
Pool Corp.	14,000	5,244,960
		7,648,026
Diversified Consumer Services–0.34%
†Bright Horizons Family Solutions, Inc.	18,200	1,682,590
†Duolingo, Inc.	7,100	1,014,874
Service Corp. International	18,600	1,201,374
		3,898,838
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	14,128	105,677
		105,677
Electrical Equipment–1.77%
AMETEK, Inc.	28,025	4,536,687
Hubbell, Inc.	13,700	4,542,372
Rockwell Automation, Inc.	33,100	10,904,795
		19,983,854
Electronic Equipment, Instruments & Components–2.92%
Amphenol Corp. Class A	159,400	13,541,030
CDW Corp.	42,700	7,835,450
Cognex Corp.	29,850	1,672,197
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Keysight Technologies, Inc.	26,562	$ 4,447,807
Littelfuse, Inc.	5,800	1,689,598
TE Connectivity Ltd.	8,400	1,177,344
†Zebra Technologies Corp. Class A	8,800	2,603,304
		32,966,730
Energy Equipment & Services–0.58%
Halliburton Co.	200,100	6,601,299
		6,601,299
Entertainment–1.22%
Electronic Arts, Inc.	18,600	2,412,420
†Endeavor Group Holdings, Inc. Class A	62,100	1,485,432
†ROBLOX Corp. Class A	65,300	2,631,590
†Spotify Technology SA	23,900	3,837,145
†Take-Two Interactive Software, Inc.	23,300	3,428,828
		13,795,415
Financial Services–2.09%
Apollo Global Management, Inc.	150,300	11,544,543
†Block, Inc.	37,700	2,509,689
†Euronet Worldwide, Inc.	19,800	2,323,926
†FleetCor Technologies, Inc.	29,000	7,281,320
		23,659,478
Food Products–0.37%
†Darling Ingredients, Inc.	21,000	1,339,590
Hershey Co.	8,200	2,047,540
Tyson Foods, Inc. Class A	14,800	755,392
		4,142,522
Ground Transportation–1.23%
JB Hunt Transport Services, Inc.	11,600	2,099,948
Landstar System, Inc.	8,000	1,540,320
Old Dominion Freight Line, Inc.	27,600	10,205,100
		13,845,368
Health Care Equipment & Supplies–5.90%
†Align Technology, Inc.	12,800	4,526,592
†Dexcom, Inc.	124,000	15,935,240
†Globus Medical, Inc. Class A	27,500	1,637,350
†IDEXX Laboratories, Inc.	13,300	6,679,659
†Inspire Medical Systems, Inc.	14,600	4,739,744
†Insulet Corp.	25,613	7,385,252
†Lantheus Holdings, Inc.	18,400	1,544,128
†Novocure Ltd.	37,900	1,572,850
†Penumbra, Inc.	14,400	4,954,464
†QuidelOrtho Corp.	11,000	911,460

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.	39,200	$ 8,565,200
†Shockwave Medical, Inc.	16,400	4,680,724
STERIS PLC	12,250	2,756,005
Teleflex, Inc.	3,300	798,699
		66,687,367
Health Care Providers & Services–2.71%
†Acadia Healthcare Co., Inc.	18,288	1,456,457
AmerisourceBergen Corp.	62,000	11,930,660
†Centene Corp.	21,076	1,421,576
McKesson Corp.	22,749	9,720,875
†Molina Healthcare, Inc.	20,400	6,145,296
		30,674,864
Health Care Technology–0.90%
†Veeva Systems, Inc. Class A	51,304	10,144,340
		10,144,340
Hotels, Restaurants & Leisure–5.25%
†Caesars Entertainment, Inc.	49,700	2,533,209
†Chipotle Mexican Grill, Inc.	1,450	3,101,550
Churchill Downs, Inc.	27,500	3,827,175
Darden Restaurants, Inc.	34,300	5,730,844
Domino's Pizza, Inc.	10,500	3,538,395
†DraftKings, Inc. Class A	101,162	2,687,874
Hilton Worldwide Holdings, Inc.	110,800	16,126,940
Hyatt Hotels Corp. Class A	9,500	1,088,510
MGM Resorts International	104,400	4,585,248
Restaurant Brands International, Inc.	39,304	3,046,846
Vail Resorts, Inc.	4,100	1,032,216
Wingstop, Inc.	11,200	2,241,792
Wynn Resorts Ltd.	12,300	1,299,003
Yum! Brands, Inc.	60,800	8,423,840
		59,263,442
Household Durables–0.57%
†NVR, Inc.	1,012	6,426,828
		6,426,828
Household Products–0.10%
Church & Dwight Co., Inc.	11,700	1,172,691
		1,172,691
Independent Power and Renewable Electricity Producers–0.11%
Vistra Corp.	49,000	1,286,250
		1,286,250
Industrial REITs–0.10%
Rexford Industrial Realty, Inc.	22,300	1,164,506
		1,164,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–2.12%
Arthur J Gallagher & Co.	44,300	$ 9,726,951
Assurant, Inc.	5,700	716,604
Globe Life, Inc.	12,700	1,392,174
Hartford Financial Services Group, Inc.	122,000	8,786,440
†Ryan Specialty Holdings, Inc.	74,900	3,362,261
		23,984,430
Interactive Media & Services–0.42%
†Match Group, Inc.	88,867	3,719,084
†Pinterest, Inc. Class A	39,300	1,074,462
		4,793,546
IT Services–2.33%
†EPAM Systems, Inc.	5,141	1,155,440
†Gartner, Inc.	26,700	9,353,277
†Globant SA	6,300	1,132,236
†MongoDB, Inc.	26,700	10,973,433
†VeriSign, Inc.	5,700	1,288,029
†WEX, Inc.	13,200	2,403,324
		26,305,739
Leisure Products–0.10%
†Mattel, Inc.	59,300	1,158,722
		1,158,722
Life Sciences Tools & Services–5.73%
Agilent Technologies, Inc.	82,500	9,920,625
†Bio-Rad Laboratories, Inc. Class A	5,000	1,895,600
Bio-Techne Corp.	85,600	6,987,528
Bruker Corp.	41,700	3,082,464
†Charles River Laboratories International, Inc.	18,800	3,952,700
†Illumina, Inc.	12,200	2,287,378
†IQVIA Holdings, Inc.	56,720	12,748,954
†Mettler-Toledo International, Inc.	7,800	10,230,792
†Repligen Corp.	18,527	2,620,830
West Pharmaceutical Services, Inc.	28,845	11,032,347
		64,759,218
Machinery–1.20%
Graco, Inc.	15,200	1,312,520
IDEX Corp.	5,825	1,253,890
†Middleby Corp.	17,936	2,651,479
Otis Worldwide Corp.	17,700	1,575,477
PACCAR, Inc.	18,550	1,551,707
Toro Co.	38,300	3,893,195
Westinghouse Air Brake Technologies Corp.	12,100	1,327,007
		13,565,275

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.45%
Fox Corp. Class B	134,300	$ 4,282,827
Omnicom Group, Inc.	111,800	10,637,770
†Trade Desk, Inc. Class A	165,436	12,774,968
		27,695,565
Metals & Mining–0.18%
Steel Dynamics, Inc.	19,000	2,069,670
		2,069,670
Oil, Gas & Consumable Fuels–3.75%
APA Corp.	28,700	980,679
Cheniere Energy, Inc.	74,600	11,366,056
Coterra Energy, Inc.	138,300	3,498,990
Devon Energy Corp.	65,600	3,171,104
Diamondback Energy, Inc.	16,200	2,128,032
Hess Corp.	46,900	6,376,055
Magnolia Oil & Gas Corp. Class A	78,100	1,632,290
Matador Resources Co.	16,200	847,584
Pioneer Natural Resources Co.	17,099	3,542,571
=†πVenture Global LNG, Inc. Series B	36	648,000
=†πVenture Global LNG, Inc. Series C	455	8,190,000
		42,381,361
Passenger Airlines–0.38%
†Alaska Air Group, Inc.	19,900	1,058,282
Southwest Airlines Co.	55,800	2,020,518
†United Airlines Holdings, Inc.	21,300	1,168,731
		4,247,531
Personal Care Products–0.39%
†elf Beauty, Inc.	24,200	2,764,366
†Kenvue, Inc.	62,300	1,645,966
		4,410,332
Pharmaceuticals–0.07%
Royalty Pharma PLC Class A	25,480	783,255
		783,255
Professional Services–4.66%
Booz Allen Hamilton Holding Corp.	19,220	2,144,952
Broadridge Financial Solutions, Inc.	36,100	5,979,243
†Ceridian HCM Holding, Inc.	29,521	1,977,021
Equifax, Inc.	16,500	3,882,450
†FTI Consulting, Inc.	8,300	1,578,660
KBR, Inc.	39,200	2,550,352
Paychex, Inc.	101,600	11,365,992
Paycom Software, Inc.	21,050	6,762,102
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Paycor HCM, Inc.	43,600	$ 1,032,012
†Paylocity Holding Corp.	18,100	3,339,993
SS&C Technologies Holdings, Inc.	25,800	1,563,480
TransUnion	35,200	2,757,216
Verisk Analytics, Inc.	34,196	7,729,322
		52,662,795
Real Estate Management & Development–0.39%
†CoStar Group, Inc.	49,700	4,423,300
		4,423,300
Residential REITs–0.27%
Equity LifeStyle Properties, Inc.	46,400	3,103,696
		3,103,696
Retail REITs–0.42%
Simon Property Group, Inc.	40,800	4,711,584
		4,711,584
Semiconductors & Semiconductor Equipment–5.89%
†Enphase Energy, Inc.	48,000	8,039,040
Entegris, Inc.	60,600	6,715,692
†First Solar, Inc.	8,100	1,539,729
†Lattice Semiconductor Corp.	84,700	8,137,129
Marvell Technology, Inc.	31,111	1,859,815
Microchip Technology, Inc.	153,564	13,757,799
MKS Instruments, Inc.	8,000	864,800
Monolithic Power Systems, Inc.	17,000	9,183,910
†ON Semiconductor Corp.	87,200	8,247,376
†Onto Innovation, Inc.	14,800	1,723,756
†Silicon Laboratories, Inc.	7,500	1,183,050
Skyworks Solutions, Inc.	13,700	1,516,453
Teradyne, Inc.	33,700	3,751,821
		66,520,370
Software–10.29%
†ANSYS, Inc.	16,700	5,515,509
†AppLovin Corp. Class A	37,600	967,448
†Atlassian Corp. Class A	5,500	922,955
Bentley Systems, Inc. Class B	65,650	3,560,200
†Bills Holdings, Inc.	16,700	1,951,395
†Cadence Design Systems, Inc.	26,800	6,285,136
=†πCanva, Inc.	607	430,709
†Confluent, Inc. Class A	49,703	1,755,013
†Crowdstrike Holdings, Inc. Class A	78,095	11,469,813
=πDatabricks, Inc.	29,136	1,618,505
†Datadog, Inc. Class A	89,218	8,777,267
†Descartes Systems Group, Inc.	33,700	2,699,707

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†DoubleVerify Holdings, Inc.	49,882	$ 1,941,407
†Dynatrace, Inc.	86,288	4,441,243
†Fair Isaac Corp.	8,600	6,959,206
†Fortinet, Inc.	55,200	4,172,568
†HubSpot, Inc.	20,059	10,673,193
†Informatica, Inc. Class A	67,900	1,256,150
†Manhattan Associates, Inc.	23,700	4,737,156
†Monday.com Ltd.	16,300	2,790,886
†nCino, Inc.	44,667	1,345,370
†Procore Technologies, Inc.	19,974	1,299,708
†PTC, Inc.	33,851	4,816,997
†Samsara, Inc. Class A	117,500	3,255,925
=†πSNYK Ltd.	62,548	635,488
†Synopsys, Inc.	12,000	5,224,920
=πTanium, Inc. Class B	26,961	118,898
†Tyler Technologies, Inc.	14,200	5,913,874
†Workiva, Inc.	14,100	1,433,406
†Zscaler, Inc.	63,300	9,260,790
		116,230,842
Specialized REITs–0.92%
CubeSmart	75,800	3,385,228
Lamar Advertising Co. Class A	40,306	4,000,371
SBA Communications Corp.	13,000	3,012,880
		10,398,479
Specialty Retail–5.16%
†AutoZone, Inc.	4,218	10,516,992
†Burlington Stores, Inc.	19,600	3,084,844
†Chewy, Inc. Class A	28,727	1,133,855
†Five Below, Inc.	21,500	4,225,610
†Floor & Decor Holdings, Inc. Class A	31,200	3,243,552
†O'Reilly Automotive, Inc.	2,200	2,101,660
†RH	4,200	1,384,278
Ross Stores, Inc.	99,000	11,100,870
Tractor Supply Co.	44,500	9,838,950
†Ulta Beauty, Inc.	19,153	9,013,306
Williams-Sonoma, Inc.	21,000	2,627,940
		58,271,857
Technology Hardware, Storage & Peripherals–0.48%
†Pure Storage, Inc. Class A	73,500	2,706,270
†Super Micro Computer, Inc.	10,700	2,666,975
		5,373,245
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.62%
†Lululemon Athletica, Inc.	13,800	$ 5,223,300
†Skechers USA, Inc. Class A	34,000	1,790,440
		7,013,740
Trading Companies & Distributors–2.74%
Fastenal Co.	190,400	11,231,696
Ferguson PLC	20,400	3,209,124
†SiteOne Landscape Supply, Inc.	30,600	5,121,216
United Rentals, Inc.	12,500	5,567,125
Watsco, Inc.	15,200	5,798,344
		30,927,505
Total Common Stock (Cost $755,127,048)		1,118,242,900
CONVERTIBLE PREFERRED STOCKS–0.80%
=†πCanva, Inc. Series A	36	25,545
=†πCanva, Inc. Series A-3	1	710
=†πCaris Life Sciences, Inc. Series D	107,248	573,777
=†πDatabricks, Inc. Series F	61,884	3,437,656
=†πDatabricks, Inc. Series G	6,699	372,129
=†πDatabricks, Inc. Series H	16,050	891,578
=†πDatarobot, Inc. Series G	43,773	166,775
=†πRappi, Inc. Series E	27,648	995,604
=†πSNYK Ltd. Series F	104,823	1,065,002
=†πSocure, Inc. Series A	17,170	128,432
=†πSocure, Inc. Series A-1	14,092	105,408
=†πSocure, Inc. Series B	255	1,907
=†πSocure, Inc. Series E	32,664	244,327
=†πTanium, Inc. Series G	234,645	1,034,784
Total Convertible Preferred Stocks (Cost $9,934,202)		9,043,634

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	2,201,307	2,201,307
Total Money Market Fund (Cost $2,201,307)		2,201,307

TOTAL INVESTMENTS–99.97% (Cost $767,262,557)	1,129,487,841
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	346,310
NET ASSETS APPLICABLE TO 42,312,067 SHARES OUTSTANDING–100.00%	$1,129,834,151
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($758,362,109 / 27,731,231 Shares)	$27.347
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($371,472,042 / 14,580,836 Shares)	$25.477
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$ 727,257,720
Distributable earnings/(accumulated loss)	402,576,431
TOTAL NET ASSETS	$1,129,834,151

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2023, the aggregate value of restricted securities was $20,790,911, which represented 1.84% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$ 1,034,657	$ 430,709
Canva, Inc. Series A	11/4/2021	61,371	25,545
Canva, Inc. Series A-3	11/4/2021	1,705	710
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	573,777
Databricks, Inc.	7/24/2020	466,419	1,618,505
Databricks, Inc. Series F	10/22/2019	885,940	3,437,656
Databricks, Inc. Series G	2/1/2021	396,063	372,129
Databricks, Inc. Series H	9/1/2021	1,179,420	891,578
Datarobot, Inc. Series G	6/11/2021	1,197,647	166,775
Rappi, Inc. Series E	9/8/2020	1,651,858	995,604
SNYK Ltd.	9/3/2021	897,220	635,488
SNYK Ltd. Series F	9/3/2021	1,495,342	1,065,002
Socure, Inc.	12/22/2021	227,017	105,677
Socure, Inc. Series A	12/22/2021	275,898	128,432
Socure, Inc. Series A-1	12/22/2021	226,439	105,408
Socure, Inc. Series B	12/22/2021	4,097	1,907
Socure, Inc. Series E	10/27/2021	524,865	244,327
Tanium, Inc. Class B	9/24/2020	307,226	118,898
Tanium, Inc. Series G	8/16/2015	1,164,848	1,034,784
Venture Global LNG, Inc. Series B	3/8/2018	108,720	648,000
Venture Global LNG, Inc. Series C	10/16/2017	1,693,275	8,190,000
Total		$14,668,736	$20,790,911

★ Includes $18,615,738 payable for securities purchased, $205,962 payable for fund shares redeemed, $88,225 other accrued expenses payable and $695,015 due to manager and affiliates as of June 30, 2023.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,533,547
Foreign taxes withheld	(17,239)
4,516,308
EXPENSES:
Management fees	3,582,974
Distribution fees-Service Class	432,197
Shareholder servicing fees	153,218
Accounting and administration expenses	107,914
Professional fees	33,134
Trustees’ fees and expenses	18,141
Reports and statements to shareholders	12,259
Custodian fees	4,369
Pricing fees	2,497
Consulting fees	1,515
Other	20,172
4,368,390
Less:
Management fees waived	(78,211)
Total operating expenses	4,290,179
NET INVESTMENT INCOME	226,129
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	64,645,503
Foreign currencies	24
Net realized gain	64,645,527
Net change in unrealized appreciation (depreciation) of investments	84,011,204
NET REALIZED AND UNREALIZED GAIN	148,656,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,882,860
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 226,129	$ (24,890)
Net realized gain (loss)	64,645,527	(23,570,433)
Net change in unrealized appreciation (depreciation)	84,011,204	(290,197,460)
Net increase (decrease) in net assets resulting from operations	148,882,860	(313,792,783)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(87,807,310)
Service Class	—	(45,407,661)
Return of capital:
Standard Class	—	(74,969)
Service Class	—	(37,660)
	—	(133,327,600)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,358,158	179,216,524
Service Class	16,774,262	44,580,127
Reinvestment of dividends and distributions:
Standard Class	—	87,882,279
Service Class	—	45,445,321
	47,132,420	357,124,251
Cost of shares redeemed:
Standard Class	(53,159,626)	(133,701,948)
Service Class	(24,992,420)	(53,845,524)
	(78,152,046)	(187,547,472)
Increase (decrease) in net assets derived from capital share transactions	(31,019,626)	169,576,779
NET INCREASE (DECREASE) IN NET ASSETS	117,863,234	(277,543,604)
NET ASSETS:
Beginning of period	1,011,970,917	1,289,514,521
End of period	$1,129,834,151	$1,011,970,917
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 23.777	$ 36.260	$ 36.647	$ 29.717	$ 23.259	$ 25.969
Income (loss) from investment operations:
Net investment income (loss)[2]	0.016	0.022	(0.135)	(0.012)	0.058	0.094
Net realized and unrealized gain (loss)	3.554	(9.040)	5.240	9.016	8.512	(0.608)
Total from investment operations	3.570	(9.018)	5.105	9.004	8.570	(0.514)
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.005)	—	(0.047)	(0.099)
Net realized gain	—	(3.461)	(5.487)	(2.074)	(2.065)	(2.097)
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(3.465)	(5.492)	(2.074)	(2.112)	(2.196)
Net asset value, end of period	$ 27.347	$ 23.777	$ 36.260	$ 36.647	$ 29.717	$ 23.259
Total return[3]	15.00%	(24.52%)	13.84%	31.69%	37.40%	(3.08%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$758,362	$ 680,842	$837,074	$786,921	$688,038	$547,099
Ratio of expenses to average net assets	0.73%	0.73%	0.71%	0.73%	0.74%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.73%	0.74%	0.75%	0.76%
Ratio of net investment income (loss) to average net assets	0.12%	0.08%	(0.35%)	(0.04%)	0.21%	0.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.10%	0.06%	(0.37%)	(0.05%)	0.20%	0.34%
Portfolio turnover	22%	38%	36%	53%	19%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 22.179	$ 34.219	$ 34.939	$ 28.489	$ 22.385	$ 25.068
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	(0.044)	(0.219)	(0.085)	(0.012)	0.025
Net realized and unrealized gain (loss)	3.313	(8.535)	4.991	8.609	8.181	(0.571)
Total from investment operations	3.298	(8.579)	4.772	8.524	8.169	(0.546)
Less dividends and distributions from:
Net investment income	—	0.003	(0.005)	—	—	(0.040)
Net realized gain	—	(3.461)	(5.487)	(2.074)	(2.065)	(2.097)
Return of capital	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(3.461)	(5.492)	(2.074)	(2.065)	(2.137)
Net asset value, end of period	$ 25.477	$ 22.179	$ 34.219	$ 34.939	$ 28.489	$ 22.385
Total return[3]	14.86%	(24.71%)	13.56%	31.37%	37.06%	(3.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$371,472	$ 331,129	$452,441	$409,360	$322,875	$209,406
Ratio of expenses to average net assets	0.98%	0.98%	0.96%	0.98%	0.99%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.00%	0.98%	0.99%	1.00%	1.01%
Ratio of net investment (loss) to average net assets	(0.13%)	(0.17%)	(0.60%)	(0.29%)	(0.04%)	0.09%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.15%)	(0.19%)	(0.62%)	(0.30%)	(0.05%)	0.09%
Portfolio turnover	22%	38%	36%	53%	19%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2023.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$43,241
Legal	6,938
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,479 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$595,110
Distribution fees payable to LFD	73,823
Shareholder servicing fees payable to Lincoln Life	26,082
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$237,210,843
Sales	268,442,153
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$767,262,557
Aggregate unrealized appreciation of investments	$390,164,510
Aggregate unrealized depreciation of investments	(27,939,226)
Net unrealized appreciation of investments	$362,225,284
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 25,093,288	$—	$ —	$ 25,093,288
Air Freight & Logistics	1,671,594	—	—	1,671,594
Automobile Components	2,446,848	—	—	2,446,848
Banks	2,799,372	—	—	2,799,372
Beverages	8,644,568	—	—	8,644,568
Biotechnology	33,081,898	—	—	33,081,898
Broadline Retail	6,968,568	—	—	6,968,568
Building Products	18,010,747	—	—	18,010,747
Capital Markets	34,459,767	—	—	34,459,767
Chemicals	13,406,962	—	—	13,406,962
Commercial Services & Supplies	40,679,218	—	—	40,679,218
Communications Equipment	9,895,985	—	—	9,895,985
Construction & Engineering	13,007,472	—	—	13,007,472
Construction Materials	5,617,514	—	—	5,617,514
Consumer Finance	1,226,925	—	—	1,226,925
Consumer Staples Distribution & Retail	16,311,377	—	—	16,311,377
Containers & Packaging	5,661,245	—	—	5,661,245
Distributors	7,648,026	—	—	7,648,026
Diversified Consumer Services	3,898,838	—	—	3,898,838
Diversified Telecommunication Services	—	—	105,677	105,677
Electrical Equipment	19,983,854	—	—	19,983,854
Electronic Equipment, Instruments & Components	32,966,730	—	—	32,966,730
Energy Equipment & Services	6,601,299	—	—	6,601,299
Entertainment	13,795,415	—	—	13,795,415
Financial Services	23,659,478	—	—	23,659,478
Food Products	4,142,522	—	—	4,142,522
Ground Transportation	13,845,368	—	—	13,845,368
Health Care Equipment & Supplies	66,687,367	—	—	66,687,367
Health Care Providers & Services	30,674,864	—	—	30,674,864
Health Care Technology	10,144,340	—	—	10,144,340
Hotels, Restaurants & Leisure	59,263,442	—	—	59,263,442
Household Durables	6,426,828	—	—	6,426,828
Household Products	1,172,691	—	—	1,172,691
Independent Power and Renewable Electricity Producers	1,286,250	—	—	1,286,250
Industrial REITs	1,164,506	—	—	1,164,506
Insurance	23,984,430	—	—	23,984,430
Interactive Media & Services	4,793,546	—	—	4,793,546
IT Services	26,305,739	—	—	26,305,739
Leisure Products	1,158,722	—	—	1,158,722
Life Sciences Tools & Services	64,759,218	—	—	64,759,218
Machinery	13,565,275	—	—	13,565,275
Media	27,695,565	—	—	27,695,565
Metals & Mining	2,069,670	—	—	2,069,670
Oil, Gas & Consumable Fuels	33,543,361	—	8,838,000	42,381,361
Passenger Airlines	4,247,531	—	—	4,247,531
Personal Care Products	4,410,332	—	—	4,410,332
Pharmaceuticals	783,255	—	—	783,255
Professional Services	52,662,795	—	—	52,662,795
Real Estate Management & Development	4,423,300	—	—	4,423,300
Residential REITs	3,103,696	—	—	3,103,696
Retail REITs	4,711,584	—	—	4,711,584
Semiconductors & Semiconductor Equipment	66,520,370	—	—	66,520,370
Software	113,427,242	—	2,803,600	116,230,842
Specialized REITs	10,398,479	—	—	10,398,479
Specialty Retail	58,271,857	—	—	58,271,857
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$ 5,373,245	$—	$ —	$ 5,373,245
Textiles, Apparel & Luxury Goods	7,013,740	—	—	7,013,740
Trading Companies & Distributors	30,927,505	—	—	30,927,505
Convertible Preferred Stocks	—	—	9,043,634	9,043,634
Money Market Fund	2,201,307	—	—	2,201,307
Total Investments	$1,108,696,930	$—	$20,790,911	$1,129,487,841
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2023.
Asset Type	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$ 11,747,277	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.1x-28.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.0x-35.1x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 9,043,634	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.3x-28.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.9x-35.1x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	15% (N/A)
		Market Comparable Companies	Projected future value discount rate term	2 years (N/A)
		Market Comparable Companies	Present Value Factor	0.756 (N/A)
Total	$ 20,790,911
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Common Stock	$10,033,594	$—	$—	$—	$—	$—	$—	$—	$1,713,683	$11,747,277	$1,713,683
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/23
Convertible Preferred Stocks	$ 8,938,871	$—	$—	$—	$—	$—	$—	$—	$ 104,763	$ 9,043,634	$ 104,763
Total	$18,972,465	$—	$—	$—	$—	$—	$—	$—	$1,818,446	$20,790,911	$1,818,446
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	1,193,404	6,499,309
Service Class	705,961	1,652,620
Shares reinvested:
Standard Class	—	3,826,744
Service Class	—	2,120,541
	1,899,365	14,099,214
Shares redeemed:
Standard Class	(2,096,247)	(4,777,534)
Service Class	(1,055,133)	(2,065,113)
	(3,151,380)	(6,842,647)
Net increase (decrease)	(1,252,015)	7,256,567
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-18

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-19

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-20

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP U.S. Growth Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,082.20	0.30%	$1.55
Service Class Shares	1,000.00	1,080.80	0.55%	2.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.41%
Investment Companies	96.41%
Equity Funds	67.80%
Fixed Income Funds	27.68%
Global Equity Fund	0.93%
Unaffiliated Investment	3.41%
Investment Company	3.41%
Money Market Fund	3.41%
Total Investments	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.41%
INVESTMENT COMPANIES–96.41%
Equity Funds–67.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	562,053	$ 41,526,732
LVIP Channing Small Cap Value Fund	1,651,922	17,751,554
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,257,077	36,583,492
LVIP MFS Value Fund	4,655,032	241,517,042
LVIP SSGA Mid-Cap Index Fund	3,557,046	44,089,591
LVIP SSGA Nasdaq-100 Index Fund	1,164,315	12,536,182
LVIP SSGA S&P 500 Index Fund	12,165,317	310,361,556
LVIP SSGA Small-Cap Index Fund	2,212,154	65,240,842
LVIP T. Rowe Price Growth Stock Fund	5,298,493	244,891,030
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,131,158	58,280,768
LVIP Wellington SMID Cap Value Fund	3,427,890	92,210,247
		1,164,989,036
Fixed Income Funds–27.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	859,794	7,831,003
LVIP Delaware Bond Fund	12,509,932	146,040,941
LVIP JPMorgan High Yield Fund	3,361,575	32,035,811
LVIP PIMCO Low Duration Bond Fund	2,624,979	24,307,310
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,153,951	$ 121,332,891
LVIP SSGA Short-Term Bond Index Fund	720,586	7,078,319
LVIP Western Asset Core Bond Fund	16,091,041	136,950,848
		475,577,123
Global Equity Fund–0.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	2,256,940	15,866,288
		15,866,288
Total Affiliated Investments (Cost $1,408,917,427)		1,656,432,447

UNAFFILIATED INVESTMENT–3.41%
INVESTMENT COMPANY–3.41%
Money Market Fund–3.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	58,639,612	58,639,612
Total Unaffiliated Investment (Cost $58,639,612)		58,639,612

TOTAL INVESTMENTS–99.82% (Cost $1,467,557,039)	1,715,072,059
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	3,126,454
NET ASSETS APPLICABLE TO 159,018,655 SHARES OUTSTANDING–100.00%	$1,718,198,513

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
67	E-mini Russell 2000 Index	$ 6,377,395	$ 6,345,945	9/15/23	$ 31,450	$—
166	E-mini S&P 500 Index	37,252,475	36,070,307	9/15/23	1,182,168	—
34	E-mini S&P MidCap 400 Index	8,989,940	8,754,626	9/15/23	235,314	—
Total Futures Contracts					$1,448,932	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
ASSETS:
Affiliated investments, at value	$1,656,432,447
Unaffiliated investments, at value	58,639,612
Cash collateral held at broker for futures contracts	2,764,200
Receivable for fund shares sold	1,297,362
Variation margin due from broker on futures contracts	510,624
Dividends and interest receivable	236,366
Prepaid expenses	5,579
TOTAL ASSETS	1,719,886,190
LIABILITIES:
Due to manager and affiliates	717,605
Payable for fund shares redeemed	706,068
Payable for securities purchased	197,946
Other accrued expenses payable	66,058
TOTAL LIABILITIES	1,687,677
TOTAL NET ASSETS	$1,718,198,513
Affiliated investments, at cost	$1,408,917,427
Unaffiliated investments, at cost	58,639,612
Standard Class:
Net Assets	$ 15,948,108
Shares Outstanding	1,472,485
Net Asset Value Per Share	$ 10.831
Service Class:
Net Assets	$1,702,250,405
Shares Outstanding	157,546,170
Net Asset Value Per Share	$ 10.805
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,656,233,442
Distributable earnings/(accumulated loss)	61,965,071
TOTAL NET ASSETS	$1,718,198,513
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 1,436,535
EXPENSES:
Management fees	2,052,944
Distribution fees-Service Class	2,033,660
Shareholder servicing fees	238,141
Accounting and administration expenses	109,216
Professional fees	36,073
Trustees’ fees and expenses	28,660
Custodian fees	16,830
Reports and statements to shareholders	10,921
Consulting fees	2,202
Pricing fees	263
Other	18,980
4,547,890
Less:
Management fees waived	(82,118)
Total operating expenses	4,465,772
NET INVESTMENT LOSS	(3,029,237)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(11,220,011)
Futures contracts	(24,293,074)
Net realized loss	(35,513,085)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	173,711,168
Futures contracts	(5,813,011)
Net change in unrealized appreciation (depreciation)	167,898,157
NET REALIZED AND UNREALIZED GAIN	132,385,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,355,835
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (3,029,237)	$ 16,862,553
Net realized gain (loss)	(35,513,085)	40,133,200
Net change in unrealized appreciation (depreciation)	167,898,157	(469,354,203)
Net increase (decrease) in net assets resulting from operations	129,355,835	(412,358,450)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(933,379)
Service Class	—	(101,673,602)
Return of capital:
Standard Class	—	(19,679)
Service Class	—	(2,253,896)
	—	(104,880,556)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	607,867	2,520,697
Service Class	39,468,008	116,599,682
Reinvestment of dividends and distributions:
Standard Class	—	953,058
Service Class	—	103,927,498
	40,075,875	224,000,935
Cost of shares redeemed:
Standard Class	(801,723)	(1,707,378)
Service Class	(64,192,058)	(113,386,774)
	(64,993,781)	(115,094,152)
Increase (decrease) in net assets derived from capital share transactions	(24,917,906)	108,906,783
NET INCREASE (DECREASE) IN NET ASSETS	104,437,929	(408,332,223)
NET ASSETS:
Beginning of period	1,613,760,584	2,022,092,807
End of period	$1,718,198,513	$1,613,760,584
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.008	$ 13.421	$ 12.092	$ 11.393	$ 10.250	$ 10.960
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.138	0.137	0.140	0.172	0.175
Net realized and unrealized gain (loss)	0.829	(2.840)	1.717	0.822	1.570	(0.681)
Total from investment operations	0.823	(2.702)	1.854	0.962	1.742	(0.506)
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.358)	(0.202)	(0.177)	(0.202)
Net realized gain	—	(0.541)	(0.167)	(0.061)	(0.422)	(0.002)
Total dividends and distributions	—	(0.711)	(0.525)	(0.263)	(0.599)	(0.204)
Net asset value, end of period	$ 10.831	$ 10.008	$ 13.421	$ 12.092	$ 11.393	$ 10.250
Total return[3]	8.22%	(20.13%)	15.37%	8.50%	17.18%	(4.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,948	$ 14,915	$ 17,656	$14,053	$ 17,450	$ 12,113
Ratio of expenses to average net assets[4]	0.30%	0.29%	0.29%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.30%	0.43%	0.75%
Ratio of net investment income (loss) to average net assets	(0.13%) [5]	1.23%	1.05%	1.25%	1.56%	1.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.14%) [5]	1.22%	1.04%	1.24%	1.42%	1.15%
Portfolio turnover	5%	22%	15%	30%	17%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 9.997	$ 13.406	$ 12.081	$ 11.385	$ 10.248	$ 10.959
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.110	0.104	0.112	0.144	0.148
Net realized and unrealized gain (loss)	0.827	(2.835)	1.714	0.820	1.567	(0.680)
Total from investment operations	0.808	(2.725)	1.818	0.932	1.711	(0.532)
Less dividends and distributions from:
Net investment income	—	(0.128)	(0.326)	(0.175)	(0.152)	(0.177)
Net realized gain	—	(0.541)	(0.167)	(0.061)	(0.422)	(0.002)
Total dividends and distributions	—	(0.684)	(0.493)	(0.236)	(0.574)	(0.179)
Net asset value, end of period	$ 10.805	$ 9.997	$ 13.406	$ 12.081	$ 11.385	$ 10.248
Total return[3]	8.08%	(20.33%)	15.08%	8.24%	16.88%	(4.86%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,702,250	$1,598,845	$2,004,437	$1,743,766	$1,498,376	$1,067,849
Ratio of expenses to average net assets[4]	0.55%	0.54%	0.54%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.55%	0.55%	0.68%	1.00%
Ratio of net investment income (loss) to average net assets	(0.38%) [5]	0.98%	0.80%	1.00%	1.31%	1.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.39%) [5]	0.97%	0.79%	0.99%	1.17%	0.90%
Portfolio turnover	5%	22%	15%	30%	17%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified  management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments.  A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$67,410
Legal	10,815
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,461 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$333,344
Distribution fees payable to LFD	343,982
Shareholder servicing fees payable to Lincoln Life	40,279
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.41%@
Equity Funds-67.80%@
✧✧LVIP Baron Growth Opportunities Fund	$ 37,294,878	$ 1,357,980	$ 2,230,203	$ 98,910	$ 5,005,167	$—	$ 41,526,732	562,053	$—	$—
✧✧LVIP Channing Small Cap Value Fund	14,917,254	1,481,296	647,083	902	1,999,185	—	17,751,554	1,651,922	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	32,003,419	3,985,262	1,235,013	(199,858)	2,029,682	—	36,583,492	3,257,077	—	—
✧✧LVIP MFS Value Fund	231,076,604	13,939,224	8,329,771	(281,652)	5,112,637	—	241,517,042	4,655,032	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	39,125,357	3,505,042	2,094,934	(18,626)	3,572,752	—	44,089,591	3,557,046	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	10,167,628	136,819	1,507,191	(134,380)	3,873,306	—	12,536,182	1,164,315	—	—
✧✧LVIP SSGA S&P 500 Index Fund	279,934,328	3,593,250	18,744,820	970,451	44,608,347	—	310,361,556	12,165,317	—	—
✧✧LVIP SSGA Small-Cap Index Fund	56,424,248	6,256,612	2,165,628	(265,390)	4,991,000	—	65,240,842	2,212,154	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	205,522,909	2,750,066	26,650,285	(5,164,289)	68,432,629	—	244,891,030	5,298,493	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	55,124,527	1,669,523	6,402,390	(121,485)	8,010,593	—	58,280,768	2,131,158	—	—
✧✧LVIP Wellington SMID Cap Value Fund	79,435,206	12,555,145	7,519,383	341,793	7,397,486	—	92,210,247	3,427,890	—	—
Fixed Income Funds-27.68%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	7,842,328	368,543	555,840	(96,692)	272,664	—	7,831,003	859,794	—	—
✧✧LVIP Delaware Bond Fund	134,814,262	13,390,750	5,010,446	(1,104,010)	3,950,385	—	146,040,941	12,509,932	—	—
✧✧LVIP JPMorgan High Yield Fund	34,556,660	502,261	4,437,541	(672,613)	2,087,044	—	32,035,811	3,361,575	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	34,038,644	364,670	10,479,698	(702,433)	1,086,127	—	24,307,310	2,624,979	—	—
✧✧LVIP SSGA Bond Index Fund	122,602,867	4,121,854	8,115,794	(1,421,995)	4,145,959	—	121,332,891	12,153,951	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,117,495	275,053	417,138	(25,910)	128,819	—	7,078,319	720,586	—	—
✧✧LVIP Western Asset Core Bond Fund	134,040,417	7,243,466	8,447,454	(2,054,935)	6,169,354	—	136,950,848	16,091,041	—	—
Global Equity Fund-0.93%@
✧✧LVIP BlackRock Real Estate Fund	15,507,123	1,074,123	1,185,191	(367,799)	838,032	—	15,866,288	2,256,940	—	—
Total	$1,531,546,154	$78,570,939	$116,175,803	$(11,220,011)	$173,711,168	$—	$1,656,432,447		$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 78,570,939
Sales	116,175,803
LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,467,557,039
Aggregate unrealized appreciation of investments and derivatives	$ 308,836,391
Aggregate unrealized depreciation of investments and derivatives	(59,872,439)
Net unrealized appreciation of investments and derivatives	$ 248,963,952
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,656,432,447	$—	$—	$1,656,432,447
Unaffiliated Investment Company	58,639,612	—	—	58,639,612
Total Investments	$1,715,072,059	$—	$—	$1,715,072,059
Derivatives:
Assets:
Futures Contracts	$ 1,448,932	$—	$—	$ 1,448,932
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	58,966	227,181
Service Class	3,813,922	10,354,540
Shares reinvested:
Standard Class	—	94,043
Service Class	—	10,270,898
	3,872,888	20,946,662
Shares redeemed:
Standard Class	(76,757)	(146,467)
Service Class	(6,205,330)	(10,209,200)
	(6,282,087)	(10,355,667)
Net increase (decrease)	(2,409,199)	10,590,995
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,448,932	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP U.S. Growth Allocation Managed Risk Fund-13

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(24,293,074)	$(5,813,011)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,524,609	$101,985,969
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-14

LVIP U.S. Growth Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP U.S. Growth Allocation Managed Risk Fund-15

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Vanguard Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Vanguard Bond Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,024.50	0.31%	$1.56
Service Class Shares	1,000.00	1,023.30	0.56%	2.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,022.00	0.56%	2.81
LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,157.70	0.26%	$1.39
Service Class Shares	1,000.00	1,156.30	0.51%	2.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,093.70	0.26%	$1.35
Service Class Shares	1,000.00	1,092.40	0.51%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56

LVIP Vanguard Allocation Funds-1

LVIP Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Vanguard Bond Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	29.77%
Investment Company	29.77%
Fixed Income Fund	29.77%
Unaffiliated Investments	70.25%
Investment Companies	70.25%
Fixed Income Funds	69.58%
Money Market Fund	0.67%
Total Investments	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%
LVIP Vanguard Domestic Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.23%
Equity Funds	100.02%
Money Market Fund	0.21%
Total Investments	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%
LVIP Vanguard International Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.11%
International Equity Funds	100.04%
Money Market Fund	0.07%
Total Investments	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Bond Allocation Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–29.77%
INVESTMENT COMPANY–29.77%
Fixed Income Fund–29.77%
Vanguard Core Bond Fund	18,397,172	$ 329,861,298
Total Affiliated Investment (Cost $383,011,057)		329,861,298

UNAFFILIATED INVESTMENTS–70.25%
INVESTMENT COMPANIES–70.25%
Fixed Income Funds–69.58%
Vanguard Intermediate-Term Bond ETF	1,613,478	121,381,950
Vanguard Long-Term Bond ETF	1,790,590	134,151,003
Vanguard Mortgage-Backed Securities ETF	2,802,238	128,874,925
Vanguard Short-Term Bond ETF	2,913,162	220,147,652
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Total International Bond ETF	3,404,294	$ 166,401,891
		770,957,421
Money Market Fund–0.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	7,392,844	7,392,844
		7,392,844
Total Unaffiliated Investments (Cost $886,117,287)		778,350,265

TOTAL INVESTMENTS–100.02% (Cost $1,269,128,344)	1,108,211,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(171,132)
NET ASSETS APPLICABLE TO 120,472,787 SHARES OUTSTANDING–100.00%	$1,108,040,431

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.23%
Equity Funds–100.02%
Vanguard Dividend Appreciation ETF	518,118	$ 84,157,907
Vanguard Mega Cap 300 Growth ETF	1,019,907	240,004,515
Vanguard Mega Cap 300 Value ETF	1,871,003	194,135,271
Vanguard Mid-Cap Growth ETF	176,003	36,216,137
Vanguard Mid-Cap Value ETF	255,022	35,289,944
Vanguard Real Estate ETF	109,389	9,140,545
Vanguard Small-Cap Growth ETF	145,403	33,404,885
Vanguard Small-Cap Value ETF	203,774	33,704,220
Vanguard Total Stock Market ETF	1,331,684	293,343,352
		959,396,776
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	2,004,868	$ 2,004,868
		2,004,868
Total Investment Companies (Cost $502,168,354)		961,401,644

TOTAL INVESTMENTS–100.23% (Cost $502,168,354)	961,401,644
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(2,200,895)
NET ASSETS APPLICABLE TO 32,137,272 SHARES OUTSTANDING–100.00%	$959,200,749

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard International Equity ETF Fund
Schedule of Investments
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.11%
International Equity Funds–100.04%
Vanguard FTSE All World ex-US Small-Cap ETF	255,477	$ 28,225,099
Vanguard FTSE All-World ex-US ETF	2,800,029	152,349,578
Vanguard FTSE Developed Markets ETF	2,926,730	135,156,392
Vanguard FTSE Emerging Markets ETF	1,827,013	74,322,889
Vanguard FTSE European ETF	1,168,677	72,107,371
Vanguard FTSE Pacific ETF	1,143,716	79,739,879
Vanguard Global ex-U.S. Real Estate ETF	544,546	21,885,303
		563,786,511
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	398,639	$ 398,639
		398,639
Total Investment Companies (Cost $509,414,483)		564,185,150

TOTAL INVESTMENTS–100.11% (Cost $509,414,483)	564,185,150
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(641,651)
NET ASSETS APPLICABLE TO 49,340,551 SHARES OUTSTANDING–100.00%	$563,543,499

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Unaffiliated investments, at value	$ 778,350,265	$961,401,644	$564,185,150
Affiliated investments, at value	329,861,298	—	—
Dividends and interest receivable	2,220,606	503,154	4,950
Receivable for fund shares sold	935,932	84,282	97,238
Prepaid expenses	4,618	3,812	4,329
Receivable for securities sold	—	279,112	—
TOTAL ASSETS	1,111,372,719	962,272,004	564,291,667
LIABILITIES:
Payable for securities purchased	2,806,353	2,283,381	398,432
Due to manager and affiliates	432,203	271,844	166,626
Payable for fund shares redeemed	49,364	473,831	143,918
Other accrued expenses payable	44,368	42,199	39,192
TOTAL LIABILITIES	3,332,288	3,071,255	748,168
TOTAL NET ASSETS	$1,108,040,431	$959,200,749	$563,543,499
Unaffiliated investments, at cost	$ 886,117,287	$502,168,354	$509,414,483
Affiliated investments, at cost	383,011,057	—	—
Standard Class:
Net Assets	$ 216,237,994	$484,265,149	$262,729,303
Shares Outstanding	23,478,371	16,203,491	22,971,482
Net Asset Value Per Share	$ 9.210	$ 29.886	$ 11.437
Service Class:
Net Assets	$ 891,802,437	$474,935,600	$300,814,196
Shares Outstanding	96,994,416	15,933,781	26,369,069
Net Asset Value Per Share	$ 9.194	$ 29.807	$ 11.408
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$1,277,382,461	$499,504,169	$525,041,321
Distributable earnings/(accumulated loss)	(169,342,030)	459,696,580	38,502,178
TOTAL NET ASSETS	$1,108,040,431	$959,200,749	$563,543,499
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2023 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$15,639,139	$ 6,842,384	$ 6,699,101
EXPENSES:
Management fees	1,348,470	1,105,118	681,609
Distribution fees-Service Class	1,088,488	550,513	364,500
Shareholder servicing fees	156,423	128,194	79,067
Accounting and administration expenses	72,746	61,356	45,367
Professional fees	26,335	24,264	20,995
Trustees’ fees and expenses	18,706	14,962	9,345
Reports and statements to shareholders	10,784	6,477	5,385
Custodian fees	5,253	4,674	6,581
Consulting fees	1,516	1,446	1,330
Pricing fees	65	65	43
Other	9,014	10,270	5,712
	2,737,800	1,907,339	1,219,934
Less:
Management fees waived	—	(221,023)	(136,322)
Total operating expenses	2,737,800	1,686,316	1,083,612
NET INVESTMENT INCOME	12,901,339	5,156,068	5,615,489
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,346,311)	—	—
Sale of unaffiliated investments	(3,215,451)	1,711,084	(4,215,990)
Net realized gain (loss)	(4,561,762)	1,711,084	(4,215,990)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,745,799	—	—
Unaffiliated investments	15,803,355	124,136,790	47,292,053
Net change in unrealized appreciation (depreciation)	17,549,154	124,136,790	47,292,053
NET REALIZED AND UNREALIZED GAIN	12,987,392	125,847,874	43,076,063
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,888,731	$131,003,942	$48,691,552
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,901,339	$ 20,021,283	$ 5,156,068	$ 10,061,961	$ 5,615,489	$ 13,294,138
Net realized gain (loss)	(4,561,762)	(15,307,557)	1,711,084	(757,843)	(4,215,990)	(7,149,098)
Net change in unrealized appreciation (depreciation)	17,549,154	(173,439,345)	124,136,790	(198,419,176)	47,292,053	(104,979,935)
Net increase (decrease) in net assets resulting from operations	25,888,731	(168,725,619)	131,003,942	(189,115,058)	48,691,552	(98,834,895)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(9,349,365)	—	(7,451,559)	—	(6,786,389)
Service Class	—	(38,399,890)	—	(6,575,405)	—	(7,110,418)
Return of capital:
Standard Class	—	—	—	—	—	(1,522)
Service Class	—	—	—	—	—	(1,844)
	—	(47,749,255)	—	(14,026,964)	—	(13,900,173)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,515,061	31,853,813	27,477,907	63,738,222	17,786,292	46,438,348
Service Class	60,054,508	86,141,029	20,833,108	63,356,319	18,971,878	45,494,621
Reinvestment of dividends and distributions:
Standard Class	—	9,349,365	—	7,451,559	—	6,787,911
Service Class	—	38,399,890	—	6,575,405	—	7,112,262
	80,569,569	165,744,097	48,311,015	141,121,505	36,758,170	105,833,142
Cost of shares redeemed:
Standard Class	(8,612,373)	(29,840,434)	(23,658,682)	(32,781,496)	(23,709,018)	(22,449,908)
Service Class	(40,869,379)	(126,934,103)	(33,845,752)	(72,309,928)	(26,567,914)	(37,547,867)
	(49,481,752)	(156,774,537)	(57,504,434)	(105,091,424)	(50,276,932)	(59,997,775)
Increase (decrease) in net assets derived from capital share transactions	31,087,817	8,969,560	(9,193,419)	36,030,081	(13,518,762)	45,835,367
NET INCREASE (DECREASE) IN NET ASSETS	56,976,548	(207,505,314)	121,810,523	(167,111,941)	35,172,790	(66,899,701)
NET ASSETS:
Beginning of period	1,051,063,883	1,258,569,197	837,390,226	1,004,502,167	528,370,709	595,270,410
End of period	$1,108,040,431	$1,051,063,883	$959,200,749	$ 837,390,226	$563,543,499	$ 528,370,709
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.981	$ 10.878	$ 11.206	$ 10.766	$ 10.268	$ 10.519
Income (loss) from investment operations:
Net investment income[2]	0.118	0.195	0.160	0.168	0.267	0.259
Net realized and unrealized gain (loss)	0.111	(1.649)	(0.303)	0.444	0.501	(0.276)
Total from investment operations	0.229	(1.454)	(0.143)	0.612	0.768	(0.017)
Less dividends and distributions from:
Net investment income	—	(0.195)	(0.158)	(0.164)	(0.269)	(0.229)
Net realized gain	—	(0.248)	(0.027)	(0.008)	(0.001)	(0.005)
Total dividends and distributions	—	(0.443)	(0.185)	(0.172)	(0.270)	(0.234)
Net asset value, end of period	$ 9.210	$ 8.981	$ 10.878	$ 11.206	$ 10.766	$ 10.268
Total return[3]	2.45%	(13.37%)	(1.29%)	5.68%	7.48%	(0.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,238	$ 199,220	$227,649	$188,656	$151,894	$119,199
Ratio of expenses to average net assets[4]	0.31%	0.30%	0.28%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	2.59% [5]	2.00%	1.45%	1.50%	2.49%	2.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.59% [5]	2.00%	1.43%	1.45%	2.44%	2.45%
Portfolio turnover	2%	10%	88%	13%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.976	$ 10.871	$ 11.201	$ 10.763	$ 10.268	$ 10.519
Income (loss) from investment operations:
Net investment income[2]	0.107	0.171	0.132	0.140	0.240	0.233
Net realized and unrealized gain (loss)	0.111	(1.648)	(0.304)	0.443	0.500	(0.275)
Total from investment operations	0.218	(1.477)	(0.172)	0.583	0.740	(0.042)
Less dividends and distributions from:
Net investment income	—	(0.170)	(0.131)	(0.137)	(0.244)	(0.204)
Net realized gain	—	(0.248)	(0.027)	(0.008)	(0.001)	(0.005)
Total dividends and distributions	—	(0.418)	(0.158)	(0.145)	(0.245)	(0.209)
Net asset value, end of period	$ 9.194	$ 8.976	$ 10.871	$ 11.201	$ 10.763	$ 10.268
Total return[3]	2.33%	(13.58%)	(1.54%)	5.42%	7.20%	(0.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$891,802	$ 851,844	$1,030,920	$923,509	$823,566	$676,511
Ratio of expenses to average net assets[4]	0.56%	0.55%	0.53%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.34% [5]	1.75%	1.20%	1.25%	2.24%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34% [5]	1.75%	1.18%	1.20%	2.19%	2.20%
Portfolio turnover	2%	10%	88%	13%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 25.816	$ 32.366	$ 26.296	$ 22.284	$ 17.549	$ 18.804
Income (loss) from investment operations:
Net investment income[2]	0.177	0.356	0.322	0.331	0.336	0.305
Net realized and unrealized gain (loss)	3.893	(6.431)	6.438	4.081	4.964	(1.233)
Total from investment operations	4.070	(6.075)	6.760	4.412	5.300	(0.928)
Less dividends and distributions from:
Net investment income	—	(0.352)	(0.379)	(0.329)	(0.334)	(0.285)
Net realized gain	—	(0.123)	(0.311)	(0.071)	(0.231)	(0.042)
Total dividends and distributions	—	(0.475)	(0.690)	(0.400)	(0.565)	(0.327)
Net asset value, end of period	$ 29.886	$ 25.816	$ 32.366	$ 26.296	$ 22.284	$ 17.549
Total return[3]	15.77%	(18.74%)	25.74%	19.82%	30.29%	(4.93%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$484,265	$ 414,472	$473,107	$372,061	$283,135	$178,279
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.25%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	1.29% [5]	1.28%	1.08%	1.47%	1.64%	1.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24% [5]	1.23%	1.03%	1.42%	1.59%	1.52%
Portfolio turnover	5%	13%	13%	15%	11%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 25.779	$ 32.314	$ 26.260	$ 22.262	$ 17.538	$ 18.789
Income (loss) from investment operations:
Net investment income[2]	0.142	0.286	0.246	0.274	0.284	0.256
Net realized and unrealized gain (loss)	3.886	(6.416)	6.423	4.067	4.954	(1.226)
Total from investment operations	4.028	(6.130)	6.669	4.341	5.238	(0.970)
Less dividends and distributions from:
Net investment income	—	(0.282)	(0.304)	(0.272)	(0.283)	(0.239)
Net realized gain	—	(0.123)	(0.311)	(0.071)	(0.231)	(0.042)
Total dividends and distributions	—	(0.405)	(0.615)	(0.343)	(0.514)	(0.281)
Net asset value, end of period	$ 29.807	$ 25.779	$ 32.314	$ 26.260	$ 22.262	$ 17.538
Total return[3]	15.63%	(18.95%)	25.42%	19.53%	29.96%	(5.17%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$474,936	$ 422,918	$531,395	$435,348	$375,597	$281,086
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.50%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	1.04% [5]	1.03%	0.83%	1.22%	1.39%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99% [5]	0.98%	0.78%	1.17%	1.34%	1.27%
Portfolio turnover	5%	13%	13%	15%	11%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.457	$ 12.901	$ 12.454	$ 11.453	$ 9.645	$ 11.590
Income (loss) from investment operations:
Net investment income[2]	0.121	0.293	0.396	0.216	0.336	0.286
Net realized and unrealized gain (loss)	0.859	(2.441)	0.626	1.030	1.804	(1.990)
Total from investment operations	0.980	(2.148)	1.022	1.246	2.140	(1.704)
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.364)	(0.245)	(0.332)	(0.241)
Net realized gain	—	(0.012)	(0.211)	—	—	—
Return of capital	—	(—) [3]	—	—	—	—
Total dividends and distributions	—	(0.296)	(0.575)	(0.245)	(0.332)	(0.241)
Net asset value, end of period	$ 11.437	$ 10.457	$ 12.901	$ 12.454	$ 11.453	$ 9.645
Total return[4]	9.37%	(16.62%)	8.16%	10.89%	22.20%	(14.71%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,729	$ 245,817	$265,041	$213,262	$167,736	$ 117,360
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.26%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.31%	0.32%	0.32%	0.32%
Ratio of net investment income to average net assets	2.20% [6]	2.66%	2.97%	2.02%	3.12%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15% [6]	2.61%	2.92%	1.97%	3.07%	2.51%
Portfolio turnover	4%	6%	6%	19%	5%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-14

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 10.443	$ 12.883	$ 12.440	$ 11.445	$ 9.641	$ 11.585
Income (loss) from investment operations:
Net investment income[2]	0.107	0.265	0.361	0.189	0.309	0.258
Net realized and unrealized gain (loss)	0.858	(2.436)	0.626	1.024	1.801	(1.986)
Total from investment operations	0.965	(2.171)	0.987	1.213	2.110	(1.728)
Less dividends and distributions from:
Net investment income	—	(0.257)	(0.333)	(0.218)	(0.306)	(0.216)
Net realized gain	—	(0.012)	(0.211)	—	—	—
Return of capital	—	(—) [3]	—	—	—	—
Total dividends and distributions	—	(0.269)	(0.544)	(0.218)	(0.306)	(0.216)
Net asset value, end of period	$ 11.408	$ 10.443	$ 12.883	$ 12.440	$ 11.445	$ 9.641
Total return[4]	9.24%	(16.83%)	7.89%	10.61%	21.90%	(14.92%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,814	$ 282,554	$330,229	$281,429	$255,198	$ 191,711
Ratio of expenses to average net assets[5]	0.51%	0.51%	0.51%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.56%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	1.95% [6]	2.41%	2.72%	1.77%	2.87%	2.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90% [6]	2.36%	2.67%	1.72%	2.82%	2.26%
Portfolio turnover	4%	6%	6%	19%	5%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
 Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-16

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
 The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$44,294	$35,905	$22,352
Legal	7,107	5,761	3,586
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2023, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$5,778	$2,451	$2,669
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Vanguard Allocation Funds-17

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2023, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$224,973	$154,048	$91,907
Distribution fees payable to LFD	181,133	95,459	61,393
Shareholder servicing fees payable to Lincoln Life	26,097	22,337	13,326
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2023, were as follows:
LVIP Vanguard Bond Allocation Fund
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 06/30/23	Number of Shares 06/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-29.77%@
Fixed Income Fund-29.77%@
Vanguard Core Bond Fund	$315,896,383	$21,625,657	$8,060,230	$(1,346,311)	$1,745,799	$—	$329,861,298	18,397,172	$—	$—

@ As a percentage of Net Assets as of June 30, 2023.
3. Investments
For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$68,303,967	$44,032,768	$24,584,968
Sales	24,411,776	48,213,426	32,526,917
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,269,128,344	$502,168,354	$509,414,483
Aggregate unrealized appreciation of investments	$ —	$459,233,290	$ 60,207,568
Aggregate unrealized depreciation of investments	(160,916,781)	—	(5,436,901)
Net Unrealized Appreciation (Depreciation) of investments	$ (160,916,781)	$459,233,290	$ 54,770,667
LVIP Vanguard Allocation Funds-18

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated Investment Companies	$ 329,861,298	$ —	$ —
Unaffiliated Investment Companies	778,350,265	961,401,644	564,185,150
Total Investments	$1,108,211,563	$961,401,644	$564,185,150
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Allocation Funds-19

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Standard Class	2,230,806	3,275,039	998,700	2,335,933	1,592,579	4,359,115
Service Class	6,539,923	8,840,170	751,568	2,299,199	1,696,419	4,113,054
Shares reinvested:
Standard Class	—	1,030,050	—	292,973	—	654,582
Service Class	—	4,234,381	—	259,032	—	687,073
	8,770,729	17,379,640	1,750,268	5,187,137	3,288,998	9,813,824
Shares redeemed:
Standard Class	(935,976)	(3,049,975)	(849,845)	(1,191,857)	(2,127,872)	(2,051,694)
Service Class	(4,444,708)	(13,004,758)	(1,222,998)	(2,597,979)	(2,383,090)	(3,377,094)
	(5,380,684)	(16,054,733)	(2,072,843)	(3,789,836)	(4,510,962)	(5,428,788)
Net increase (decrease)	3,390,045	1,324,907	(322,575)	1,397,301	(1,221,964)	4,385,036
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Funds had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-20

LVIP Vanguard Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Funds' investment adviser. The Funds' Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Vanguard Allocation Funds-21

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Wellington Capital Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,269.40	0.70%	$3.94
Service Class Shares	1,000.00	1,267.90	0.95%	5.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.70%	$3.51
Service Class Shares	1,000.00	1,020.10	0.95%	4.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund-1

LVIP Wellington Capital Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.56%
Aerospace & Defense	1.42%
Automobiles	0.30%
Beverages	0.97%
Broadline Retail	4.75%
Capital Markets	3.89%
Commercial Services & Supplies	0.85%
Consumer Finance	1.36%
Energy Equipment & Services	0.43%
Financial Services	10.57%
Ground Transportation	1.69%
Health Care Equipment & Supplies	3.80%
Health Care Providers & Services	2.49%
Health Care REITs	0.76%
Hotels, Restaurants & Leisure	3.05%
Insurance	1.75%
Interactive Media & Services	8.54%
IT Services	2.73%
Life Sciences Tools & Services	2.09%
Machinery	0.27%
Personal Care Products	0.58%
Pharmaceuticals	2.09%
Professional Services	3.41%
Semiconductors & Semiconductor Equipment	10.04%
Software	17.02%
Specialized REITs	1.96%
Specialty Retail	1.41%
Technology Hardware, Storage & Peripherals	10.19%
Textiles, Apparel & Luxury Goods	1.15%
Money Market Fund	1.13%
Total Investments	100.69%
Liabilities Net of Receivables and Other Assets	(0.69%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft Corp.	12.49%
Apple, Inc.	10.19%
Amazon.com, Inc.	4.75%
NVIDIA Corp.	4.71%
Alphabet, Inc. Class C	4.49%
Mastercard, Inc. Class A	4.41%
Meta Platforms, Inc. Class A	2.80%
UnitedHealth Group, Inc.	2.49%
Advanced Micro Devices, Inc.	1.84%
FleetCor Technologies, Inc.	1.81%
Total	49.98%

IT–Information Technology
REIT–Real Estate Investment Trust

LVIP Wellington Capital Growth Fund-2

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.56%
Aerospace & Defense–1.42%
Airbus SE	133,674	$ 4,830,978
General Dynamics Corp.	24,976	5,373,587
		10,204,565
Automobiles–0.30%
†Tesla, Inc.	8,363	2,189,183
		2,189,183
Beverages–0.97%
Constellation Brands, Inc. Class A	28,447	7,001,660
		7,001,660
Broadline Retail–4.75%
†Amazon.com, Inc.	262,499	34,219,370
		34,219,370
Capital Markets–3.89%
Ares Management Corp. Class A	39,715	3,826,540
Blackstone, Inc.	77,060	7,164,268
MSCI, Inc.	10,303	4,835,095
S&P Global, Inc.	30,345	12,165,007
		27,990,910
Commercial Services & Supplies–0.85%
†Copart, Inc.	67,264	6,135,149
		6,135,149
Consumer Finance–1.36%
American Express Co.	56,099	9,772,446
		9,772,446
Energy Equipment & Services–0.43%
Schlumberger NV	63,635	3,125,751
		3,125,751
Financial Services–10.57%
†Adyen NV	4,304	7,453,099
†Block, Inc.	108,062	7,193,687
†FleetCor Technologies, Inc.	51,767	12,997,659
Global Payments, Inc.	61,323	6,041,542
Mastercard, Inc. Class A	80,714	31,744,816
Visa, Inc. Class A	44,754	10,628,180
		76,058,983
Ground Transportation–1.69%
†Uber Technologies, Inc.	281,413	12,148,599
		12,148,599
Health Care Equipment & Supplies–3.80%
†Align Technology, Inc.	14,590	5,159,608
†Boston Scientific Corp.	142,039	7,682,889
†Insulet Corp.	24,120	6,954,761
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	24,800	$ 7,566,232
		27,363,490
Health Care Providers & Services–2.49%
UnitedHealth Group, Inc.	37,218	17,888,460
		17,888,460
Health Care REITs–0.76%
Welltower, Inc.	67,844	5,487,901
		5,487,901
Hotels, Restaurants & Leisure–3.05%
†Airbnb, Inc. Class A	73,529	9,423,476
†Chipotle Mexican Grill, Inc.	2,186	4,675,854
Hilton Worldwide Holdings, Inc.	53,796	7,830,008
		21,929,338
Insurance–1.75%
Marsh & McLennan Cos., Inc.	37,125	6,982,470
Progressive Corp.	42,598	5,638,697
		12,621,167
Interactive Media & Services–8.54%
†Alphabet, Inc. Class C	267,219	32,325,482
†Meta Platforms, Inc. Class A	70,130	20,125,907
†ZoomInfo Technologies, Inc.	354,150	8,991,869
		61,443,258
IT Services–2.73%
†MongoDB, Inc.	22,920	9,419,891
†Okta, Inc.	73,066	5,067,127
†Snowflake, Inc. Class A	9,730	1,712,285
†VeriSign, Inc.	15,229	3,441,297
		19,640,600
Life Sciences Tools & Services–2.09%
Danaher Corp.	24,696	5,927,040
†Illumina, Inc.	29,111	5,458,021
†Mettler-Toledo International, Inc.	2,796	3,667,346
		15,052,407
Machinery–0.27%
IDEX Corp.	8,915	1,919,043
		1,919,043
Personal Care Products–0.58%
Estee Lauder Cos., Inc. Class A	21,181	4,159,525
		4,159,525
Pharmaceuticals–2.09%
Eli Lilly & Co.	9,573	4,489,546
LVIP Wellington Capital Growth Fund-3

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	61,072	$ 10,517,209
		15,006,755
Professional Services–3.41%
†Ceridian HCM Holding, Inc.	58,435	3,913,392
Equifax, Inc.	41,422	9,746,597
TransUnion	138,659	10,861,159
		24,521,148
Semiconductors & Semiconductor Equipment–10.04%
†Advanced Micro Devices, Inc.	116,001	13,213,674
ASML Holding NV	10,310	7,472,172
Microchip Technology, Inc.	98,667	8,839,577
Monolithic Power Systems, Inc.	16,359	8,837,623
NVIDIA Corp.	80,212	33,931,280
		72,294,326
Software–17.02%
†ANSYS, Inc.	5,815	1,920,520
†Atlassian Corp. Class A	43,095	7,231,772
†Cadence Design Systems, Inc.	2,500	586,300
†HubSpot, Inc.	7,659	4,075,277
Intuit, Inc.	13,127	6,014,660
Microsoft Corp.	263,999	89,902,220
†Salesforce, Inc.	17,493	3,695,571
†ServiceNow, Inc.	16,147	9,074,130
		122,500,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.96%
American Tower Corp.	38,648	$ 7,495,393
Equinix, Inc.	8,463	6,634,484
		14,129,877
Specialty Retail–1.41%
TJX Cos., Inc.	119,619	10,142,495
		10,142,495
Technology Hardware, Storage & Peripherals–10.19%
Apple, Inc.	378,275	73,374,002
		73,374,002
Textiles, Apparel & Luxury Goods–1.15%
†Lululemon Athletica, Inc.	12,058	4,563,953
NIKE, Inc. Class B	33,787	3,729,071
		8,293,024
Total Common Stock (Cost $382,804,088)		716,613,882

MONEY MARKET FUND–1.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	8,141,141	8,141,141
Total Money Market Fund (Cost $8,141,141)		8,141,141

TOTAL INVESTMENTS–100.69% (Cost $390,945,229)	724,755,023
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.69%)	(4,988,608)
NET ASSETS APPLICABLE TO 13,925,498 SHARES OUTSTANDING–100.00%	$719,766,415
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($317,361,932 / 5,934,584 Shares)	$53.477
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($402,404,483 / 7,990,914 Shares)	$50.358
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$378,808,600
Distributable earnings/(accumulated loss)	340,957,815
TOTAL NET ASSETS	$719,766,415

† Non-income producing.
★ Includes $4,281,675 payable for securities purchased, $562,640 payable for fund shares redeemed, $56,149 other accrued expenses payable and $462,268 due to manager and affiliates as of June 30, 2023.

LVIP Wellington Capital Growth Fund-4

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-5

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,324,201
Foreign taxes withheld	(14,239)
2,309,962
EXPENSES:
Management fees	2,234,132
Distribution fees-Service Class	466,833
Shareholder servicing fees	95,805
Accounting and administration expenses	69,346
Professional fees	24,364
Reports and statements to shareholders	11,132
Trustees’ fees and expenses	11,090
Custodian fees	2,589
Consulting fees	1,368
Pricing fees	515
Other	13,639
2,930,813
Less:
Management fees waived	(156,870)
Total operating expenses	2,773,943
NET INVESTMENT LOSS	(463,981)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,442,032
Foreign currencies	(8,219)
Net realized gain	1,433,813
Net change in unrealized appreciation (depreciation) of investments	157,545,583
NET REALIZED AND UNREALIZED GAIN	158,979,396
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,515,415
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (463,981)	$ (1,694,318)
Net realized gain	1,433,813	7,120,723
Net change in unrealized appreciation (depreciation)	157,545,583	(312,052,808)
Net increase (decrease) in net assets resulting from operations	158,515,415	(306,626,403)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(53,520,154)
Service Class	—	(75,356,996)
	—	(128,877,150)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,054,513	40,150,775
Service Class	12,572,336	54,262,715
Reinvestment of dividends and distributions:
Standard Class	—	53,520,154
Service Class	—	75,356,996
	27,626,849	223,290,640
Cost of shares redeemed:
Standard Class	(27,379,565)	(32,309,550)
Service Class	(47,466,028)	(64,250,086)
	(74,845,593)	(96,559,636)
Increase (decrease) in net assets derived from capital share transactions	(47,218,744)	126,731,004
NET INCREASE (DECREASE) IN NET ASSETS	111,296,671	(308,772,549)
NET ASSETS:
Beginning of period	608,469,744	917,242,293
End of period	$719,766,415	$ 608,469,744
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-6

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 42.127	$ 79.347	$ 74.780	$ 56.741	$ 43.556	$ 45.771
Income (loss) from investment operations:
Net investment income (loss)[2]	—	(0.055)	(0.237)	(0.103)	(0.006)	(0.001)
Net realized and unrealized gain (loss)	11.350	(26.286)	13.140	23.994	17.676	1.127
Total from investment operations	11.350	(26.341)	12.903	23.891	17.670	1.126
Less dividends and distributions from:
Net realized gain	—	(10.879)	(8.336)	(5.852)	(4.485)	(3.341)
Total dividends and distributions	—	(10.879)	(8.336)	(5.852)	(4.485)	(3.341)
Net asset value, end of period	$ 53.477	$ 42.127	$ 79.347	$ 74.780	$ 56.741	$ 43.556
Total return[3]	26.94%	(33.33%)	17.12%	43.03%	41.38%	1.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$317,362	$ 260,526	$380,982	$333,154	$235,426	$171,308
Ratio of expenses to average net assets	0.70%	0.71%	0.70%	0.71%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	0.73%	0.74%	0.76%	0.76%
Ratio of net investment (loss) to average net assets	(0.00%)	(0.10%)	(0.29%)	(0.16%)	(0.01%)	(0.00%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.05%)	(0.13%)	(0.32%)	(0.19%)	(0.04%)	(0.02%)
Portfolio turnover	17%	38%	32%	27%	30%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-7

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 39.719	$ 75.915	$ 72.024	$ 54.949	$ 42.392	$ 44.731
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.055)	(0.187)	(0.420)	(0.256)	(0.135)	(0.122)
Net realized and unrealized gain (loss)	10.694	(25.130)	12.647	23.183	17.177	1.124
Total from investment operations	10.639	(25.317)	12.227	22.927	17.042	1.002
Less dividends and distributions from:
Net realized gain	—	(10.879)	(8.336)	(5.852)	(4.485)	(3.341)
Total dividends and distributions	—	(10.879)	(8.336)	(5.852)	(4.485)	(3.341)
Net asset value, end of period	$ 50.358	$ 39.719	$ 75.915	$ 72.024	$ 54.949	$ 42.392
Total return[3]	26.79%	(33.49%)	16.82%	42.67%	41.03%	1.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$402,404	$ 347,944	$536,260	$529,852	$419,005	$328,878
Ratio of expenses to average net assets	0.95%	0.96%	0.95%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.99%	0.98%	0.99%	1.01%	1.01%
Ratio of net investment (loss) to average net assets	(0.25%)	(0.35%)	(0.54%)	(0.41%)	(0.26%)	(0.25%)
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.30%)	(0.38%)	(0.57%)	(0.44%)	(0.29%)	(0.27%)
Portfolio turnover	17%	38%	32%	27%	30%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Wellington Capital Growth Fund-9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,549 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.040% on the first $500 million of the Fund’s average daily net assets and 0.070% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$26,699
Legal	4,284
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington Capital Growth Fund-10

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,826 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$363,906
Distribution fees payable to LFD	81,502
Shareholder servicing fees payable to Lincoln Life	16,860
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities purchases of $928,648.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$114,772,509
Sales	146,041,303
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$390,945,229
Aggregate unrealized appreciation of investments	$349,916,084
Aggregate unrealized depreciation of investments	(16,106,290)
Net unrealized appreciation of investments	$333,809,794
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Wellington Capital Growth Fund-11

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$709,160,783	$7,453,099	$—	$716,613,882
Money Market Fund	8,141,141	—	—	8,141,141
Total Investments	$717,301,924	$7,453,099	$—	$724,755,023
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	321,223	705,767
Service Class	280,410	995,137
Shares reinvested:
Standard Class	—	1,258,409
Service Class	—	1,878,009
	601,633	4,837,322
Shares redeemed:
Standard Class	(570,985)	(581,280)
Service Class	(1,049,643)	(1,176,962)
	(1,620,628)	(1,758,242)
Net increase (decrease)	(1,018,995)	3,079,080
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Wellington Capital Growth Fund-12

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Capital Growth Fund-13

LVIP Wellington Capital Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington Capital Growth Fund-14

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Wellington SMID Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington SMID Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,086.40	0.79%	$4.09
Service Class Shares	1,000.00	1,085.10	1.04%	5.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.79%	$3.96
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.80%
Aerospace & Defense	3.14%
Automobile Components	2.72%
Banks	9.25%
Building Products	5.63%
Chemicals	4.12%
Commercial Services & Supplies	1.00%
Communications Equipment	2.56%
Construction & Engineering	0.83%
Consumer Finance	1.73%
Consumer Staples Distribution & Retail	1.94%
Diversified REITs	1.22%
Electric Utilities	1.80%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	2.51%
Energy Equipment & Services	0.51%
Financial Services	2.58%
Gas Utilities	1.25%
Ground Transportation	1.45%
Health Care Equipment & Supplies	4.66%
Health Care Providers & Services	2.97%
Hotel & Resort REITs	0.77%
Hotels, Restaurants & Leisure	3.19%
Household Durables	1.36%
Industrial REITs	2.00%
Insurance	7.99%
Interactive Media & Services	1.42%
Machinery	4.05%
Metals & Mining	1.36%
Oil, Gas & Consumable Fuels	5.17%
Passenger Airlines	0.78%
Professional Services	1.75%
Retail REITs	1.76%
Semiconductors & Semiconductor Equipment	4.72%
Software	0.79%
Specialized REITs	1.28%
Specialty Retail	1.71%
Textiles, Apparel & Luxury Goods	2.30%
Trading Companies & Distributors	3.54%
Money Market Fund	1.01%
Total Investments	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
MKS Instruments, Inc.	2.15%
New York Community Bancorp, Inc.	2.14%
Kemper Corp.	2.12%
Aegon NV	2.00%
AerCap Holdings NV	1.99%
U.S. Foods Holding Corp.	1.94%
Molina Healthcare, Inc.	1.85%
Brixmor Property Group, Inc.	1.76%
Leidos Holdings, Inc.	1.75%
Fortune Brands Innovations, Inc.	1.74%
Total	19.44%

REIT–Real Estate Investment Trust

LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
Aerospace & Defense–3.14%
Curtiss-Wright Corp.	28,771	$ 5,284,082
Howmet Aerospace, Inc.	55,544	2,752,761
Spirit AeroSystems Holdings, Inc. Class A	84,665	2,471,371
		10,508,214
Automobile Components–2.72%
Gentex Corp.	184,947	5,411,549
†Visteon Corp.	25,714	3,692,788
		9,104,337
Banks–9.25%
Ameris Bancorp	136,008	4,652,834
Cadence Bank	228,481	4,487,367
New York Community Bancorp, Inc.	637,765	7,168,478
SouthState Corp.	70,886	4,664,299
Synovus Financial Corp.	139,026	4,205,536
†Triumph Bancorp, Inc.	30,079	1,826,397
Webster Financial Corp.	103,716	3,915,279
		30,920,190
Building Products–5.63%
†Builders FirstSource, Inc.	39,276	5,341,536
Fortune Brands Innovations, Inc.	81,058	5,832,123
†PGT Innovations, Inc.	85,737	2,499,234
Zurn Elkay Water Solutions Corp.	191,561	5,151,075
		18,823,968
Chemicals–4.12%
Celanese Corp.	45,085	5,220,843
FMC Corp.	35,700	3,724,938
Huntsman Corp.	30,307	818,895
†Ingevity Corp.	68,886	4,006,410
		13,771,086
Commercial Services & Supplies–1.00%
†Clean Harbors, Inc.	20,230	3,326,419
		3,326,419
Communications Equipment–2.56%
†F5, Inc.	25,905	3,788,865
†Lumentum Holdings, Inc.	84,066	4,769,064
		8,557,929
Construction & Engineering–0.83%
†Fluor Corp.	93,190	2,758,424
		2,758,424
Consumer Finance–1.73%
Bread Financial Holdings, Inc.	94,766	2,974,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†PRA Group, Inc.	122,076	$ 2,789,436
		5,764,141
Consumer Staples Distribution & Retail–1.94%
†U.S. Foods Holding Corp.	147,625	6,495,500
		6,495,500
Diversified REITs–1.22%
Essential Properties Realty Trust, Inc.	172,905	4,070,184
		4,070,184
Electric Utilities–1.80%
Alliant Energy Corp.	59,564	3,125,919
Evergy, Inc.	49,455	2,889,161
		6,015,080
Electrical Equipment–0.99%
†Vicor Corp.	61,542	3,323,268
		3,323,268
Electronic Equipment, Instruments & Components–2.51%
†Fabrinet	22,099	2,870,218
†Flex Ltd.	199,544	5,515,396
		8,385,614
Energy Equipment & Services–0.51%
†Seadrill Ltd.	40,849	1,685,838
		1,685,838
Financial Services–2.58%
†FleetCor Technologies, Inc.	12,069	3,030,285
Voya Financial, Inc.	77,748	5,575,309
		8,605,594
Gas Utilities–1.25%
ONE Gas, Inc.	54,385	4,177,312
		4,177,312
Ground Transportation–1.45%
Knight-Swift Transportation Holdings, Inc.	87,094	4,838,943
		4,838,943
Health Care Equipment & Supplies–4.66%
DENTSPLY SIRONA, Inc.	125,680	5,029,714
†ICU Medical, Inc.	21,749	3,875,454
†Integra LifeSciences Holdings Corp.	108,195	4,450,060
Teleflex, Inc.	9,160	2,216,995
		15,572,223
Health Care Providers & Services–2.97%
Encompass Health Corp.	55,587	3,763,796
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare, Inc.	20,508	$ 6,177,830
		9,941,626
Hotel & Resort REITs–0.77%
Ryman Hospitality Properties, Inc.	27,552	2,560,132
		2,560,132
Hotels, Restaurants & Leisure–3.19%
†Denny's Corp.	264,655	3,260,550
International Game Technology PLC	70,245	2,240,113
Wyndham Hotels & Resorts, Inc.	75,328	5,165,241
		10,665,904
Household Durables–1.36%
Meritage Homes Corp.	32,021	4,555,628
		4,555,628
Industrial REITs–2.00%
Americold Realty Trust, Inc.	77,099	2,490,297
First Industrial Realty Trust, Inc.	79,606	4,190,460
		6,680,757
Insurance–7.99%
Aegon NV	1,318,139	6,682,965
Everest Re Group Ltd.	15,702	5,367,885
Hanover Insurance Group, Inc.	37,428	4,230,487
James River Group Holdings Ltd.	182,953	3,340,722
Kemper Corp.	146,694	7,079,452
		26,701,511
Interactive Media & Services–1.42%
†Cargurus, Inc.	109,526	2,478,573
†Taboola.com Ltd.	730,024	2,270,375
		4,748,948
Machinery–4.05%
Flowserve Corp.	85,141	3,162,988
John Bean Technologies Corp.	40,636	4,929,147
†Middleby Corp.	36,747	5,432,309
		13,524,444
Metals & Mining–1.36%
Reliance Steel & Aluminum Co.	16,734	4,544,787
		4,544,787
Oil, Gas & Consumable Fuels–5.17%
Coterra Energy, Inc.	192,275	4,864,558
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	33,522	$ 4,403,450
Marathon Oil Corp.	200,310	4,611,136
Ovintiv, Inc.	89,717	3,415,526
		17,294,670
Passenger Airlines–0.78%
†JetBlue Airways Corp.	295,865	2,621,364
		2,621,364
Professional Services–1.75%
Leidos Holdings, Inc.	66,207	5,857,995
		5,857,995
Retail REITs–1.76%
Brixmor Property Group, Inc.	267,938	5,894,636
		5,894,636
Semiconductors & Semiconductor Equipment–4.72%
†Cirrus Logic, Inc.	39,566	3,205,242
MKS Instruments, Inc.	66,472	7,185,623
†Onto Innovation, Inc.	20,121	2,343,493
†Synaptics, Inc.	35,732	3,050,798
		15,785,156
Software–0.79%
Progress Software Corp.	45,154	2,623,447
		2,623,447
Specialized REITs–1.28%
Gaming & Leisure Properties, Inc.	88,525	4,289,921
		4,289,921
Specialty Retail–1.71%
†Burlington Stores, Inc.	15,233	2,397,522
Monro, Inc.	81,496	3,311,182
		5,708,704
Textiles, Apparel & Luxury Goods–2.30%
Columbia Sportswear Co.	29,036	2,242,741
Steven Madden Ltd.	166,886	5,455,503
		7,698,244
Trading Companies & Distributors–3.54%
†AerCap Holdings NV	104,610	6,644,827
Herc Holdings, Inc.	37,957	5,194,416
		11,839,243
Total Common Stock (Cost $278,776,140)		330,241,381

LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.03%)	3,355,381	$ 3,355,381
Total Money Market Fund (Cost $3,355,381)		3,355,381

TOTAL INVESTMENTS–99.81% (Cost $282,131,521)	333,596,762
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	650,604
NET ASSETS APPLICABLE TO 12,463,521 SHARES OUTSTANDING–100.00%	$334,247,366
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($191,244,230 / 7,109,406 Shares)	$26.900
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($143,003,136 / 5,354,115 Shares)	$26.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$254,827,327
Distributable earnings/(accumulated loss)	79,420,039
TOTAL NET ASSETS	$334,247,366

† Non-income producing.
★ Includes $4,034,700 payable for securities purchased, $14,469 payable for fund shares redeemed, $46,308 other accrued expenses payable and $224,805 due to manager and affiliates as of June 30, 2023.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,600,374
Foreign taxes withheld	(23,390)
2,576,984
EXPENSES:
Management fees	1,242,131
Distribution fees-Service Class	171,089
Shareholder servicing fees	45,297
Accounting and administration expenses	38,537
Professional fees	20,962
Trustees’ fees and expenses	5,380
Reports and statements to shareholders	4,711
Custodian fees	3,530
Pricing fees	2,601
Consulting fees	1,258
Other	6,293
1,541,789
Less:
Management fees waived	(136,982)
Total operating expenses	1,404,807
NET INVESTMENT INCOME	1,172,177
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,079,231
Net change in unrealized appreciation (depreciation) of:
Investments	12,707,639
Foreign currencies	(407)
Net change in unrealized appreciation (depreciation)	12,707,232
NET REALIZED AND UNREALIZED GAIN	25,786,463
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,958,640
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,172,177	$ 1,703,707
Net realized gain	13,079,231	25,527,506
Net change in unrealized appreciation (depreciation)	12,707,232	(62,585,772)
Net increase (decrease) in net assets resulting from operations	26,958,640	(35,354,559)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(20,889,980)
Service Class	—	(16,122,908)
	—	(37,012,888)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,972,977	18,127,965
Service Class	12,263,860	22,666,584
Reinvestment of dividends and distributions:
Standard Class	—	20,889,980
Service Class	—	16,122,908
	34,236,837	77,807,437
Cost of shares redeemed:
Standard Class	(15,192,151)	(42,347,146)
Service Class	(12,651,613)	(33,971,371)
	(27,843,764)	(76,318,517)
Increase in net assets derived from capital share transactions	6,393,073	1,488,920
NET INCREASE (DECREASE) IN NET ASSETS	33,351,713	(70,878,527)
NET ASSETS:
Beginning of period	300,895,653	371,774,180
End of period	$334,247,366	$300,895,653
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 24.760	$ 31.474	$ 25.906	$ 27.575	$ 22.929	$ 27.870
Income (loss) from investment operations:
Net investment income[2]	0.111	0.180	0.139	0.190	0.265	0.173
Net realized and unrealized gain (loss)	2.029	(3.536)	7.094	(0.121)	6.599	(4.079)
Total from investment operations	2.140	(3.356)	7.233	0.069	6.864	(3.906)
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.152)	(0.182)	(0.259)	(0.184)
Net realized gain	—	(3.158)	(1.513)	(1.533)	(1.959)	(0.851)
Return of capital	—	—	—	(0.023)	—	—
Total dividends and distributions	—	(3.358)	(1.665)	(1.738)	(2.218)	(1.035)
Net asset value, end of period	$ 26.900	$ 24.760	$ 31.474	$ 25.906	$ 27.575	$ 22.929
Total return[3]	8.64%	(10.00%)	28.20%	1.77%	30.59%	(14.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$191,244	$ 168,753	$212,471	$153,274	$134,735	$ 100,655
Ratio of expenses to average net assets	0.79%	0.79%	0.78%	0.83%	0.83%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.88%	0.87%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	0.86%	0.64%	0.46%	0.85%	1.01%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.77%	0.55%	0.37%	0.76%	0.92%	0.58%
Portfolio turnover	48%	85%	58%	77%	54%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 24.614	$ 31.316	$ 25.785	$ 27.469	$ 22.856	$ 27.780
Income (loss) from investment operations:
Net investment income[2]	0.078	0.109	0.062	0.134	0.199	0.104
Net realized and unrealized gain (loss)	2.017	(3.519)	7.057	(0.134)	6.570	(4.059)
Total from investment operations	2.095	(3.410)	7.119	—	6.769	(3.955)
Less dividends and distributions from:
Net investment income	—	(0.134)	(0.075)	(0.134)	(0.197)	(0.118)
Net realized gain	—	(3.158)	(1.513)	(1.533)	(1.959)	(0.851)
Return of capital	—	—	—	(0.017)	—	—
Total dividends and distributions	—	(3.292)	(1.588)	(1.684)	(2.156)	(0.969)
Net asset value, end of period	$ 26.709	$ 24.614	$ 31.316	$ 25.785	$ 27.469	$ 22.856
Total return[3]	8.51%	(10.23%)	27.88%	1.52%	30.27%	(14.75%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,003	$ 132,142	$159,303	$134,098	$125,178	$ 94,063
Ratio of expenses to average net assets	1.04%	1.04%	1.03%	1.08%	1.08%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.13%	1.12%	1.17%	1.17%	1.17%
Ratio of net investment income to average net assets	0.61%	0.39%	0.21%	0.60%	0.76%	0.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52%	0.30%	0.12%	0.51%	0.67%	0.33%
Portfolio turnover	48%	85%	58%	77%	54%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2023, the value and cost of foreign currency held by the LVIP Wellington SMID Cap Value Fund is $4,095 and $5,531 respectively.
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2023, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,908 for the six months ended June 30, 2023. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2024, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$12,759
Legal	2,047
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,773 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$188,433
Distribution fees payable to LFD	28,620
Shareholder servicing fees payable to Lincoln Life	7,752
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2023, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$155,178,799
Sales	150,659,120
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$282,131,521
Aggregate unrealized appreciation of investments	$ 59,776,242
Aggregate unrealized depreciation of investments	(8,311,001)
Net unrealized appreciation of investments	$ 51,465,241
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Wellington SMID Cap Value Fund-11

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$330,241,381	$—	$—	$330,241,381
Money Market Fund	3,355,381	—	—	3,355,381
Total Investments	$333,596,762	$—	$—	$333,596,762
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	861,747	645,161
Service Class	473,241	794,120
Shares reinvested:
Standard Class	—	878,550
Service Class	—	683,886
	1,334,988	3,001,717
Shares redeemed:
Standard Class	(567,932)	(1,458,883)
Service Class	(487,630)	(1,196,495)
	(1,055,562)	(2,655,378)
Net increase	279,426	346,339
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Wellington SMID Cap Value Fund-12

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2023. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-13

LVIP Wellington SMID Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington SMID Cap Value Fund-14

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2023

LVIP Western Asset Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2023 to June 30, 2023
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual
Standard Class Shares	$1,000.00	$1,030.30	0.52%	$2.62
Service Class Shares	1,000.00	1,028.90	0.77%	3.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.52%	$2.61
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund-1

LVIP Western Asset Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2023
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.62%
Agency Commercial Mortgage-Backed Securities	0.56%
Agency Mortgage-Backed Securities	32.63%
Corporate Bonds	36.15%
Aerospace & Defense	1.56%
Agriculture	0.64%
Airlines	0.17%
Apparel	0.11%
Auto Manufacturers	0.06%
Banks	10.78%
Beverages	0.66%
Biotechnology	0.04%
Building Materials	0.00%
Chemicals	0.46%
Commercial Services	0.38%
Computers	0.26%
Cosmetics & Personal Care	0.22%
Diversified Financial Services	0.92%
Electric	0.72%
Electrical Components & Equipment	0.05%
Electronics	0.03%
Entertainment	0.35%
Environmental Control	0.03%
Food	0.29%
Forest Products & Paper	0.33%
Health Care Products	0.11%
Health Care Services	0.73%
Household Products Ware	0.01%
Housewares	0.02%
Insurance	0.24%
Internet	0.91%
Iron & Steel	0.35%
Lodging	0.14%
Machinery Diversified	0.10%
Media	1.74%
Mining	0.98%
Miscellaneous Manufacturing	0.17%
Oil & Gas	3.95%
Oil & Gas Services	0.03%
Pharmaceuticals	1.95%
Pipelines	2.05%
Retail	0.71%
Savings & Loans	0.08%
Semiconductors	0.99%
Software	0.53%
Security Type/Sector	Percentage of Net Assets
Telecommunications	2.17%
Transportation	0.13%
Non-Agency Asset-Backed Securities	7.24%
Non-Agency Collateralized Mortgage Obligations	4.56%
Non-Agency Commercial Mortgage-Backed Securities	3.99%
Regional Bonds	0.16%
Sovereign Bonds	2.34%
U.S. Treasury Obligations	10.45%
Options Purchased	0.17%
Money Market Fund	0.37%
Short-Term Investments	2.37%
Total Investments	103.61%
Options Written	(0.17%)
Liabilities Net of Receivables and Other Assets	(3.44%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	44.88%
AAA	12.79%
AA	6.56%
A	16.23%
BBB	16.77%
BB	0.33%
B	0.02%
CCC	0.09%
Non-Rated	1.98%
Short-Term Investments	0.35%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund-2

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.62%
•Fannie Mae Connecticut Avenue Securities Series 2021-R01 1M2 6.62% (SOFR30A + 1.55%) 10/25/41	1,200,000	$ 1,176,232
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	238,319	221,015
*Fannie Mae Interest Strip Series 427 C73 3.00% 12/25/48	2,534,373	407,971
Fannie Mae REMICs
*•Series 2010-100 SV 1.48% (6.63% minus LIBOR01M) 9/25/40	1,115,485	105,283
*Series 2012-101 BI 4.00% 9/25/27	24,742	568
Series 2012-118 VZ 3.00% 11/25/42	1,087,314	980,112
*•Series 2013-124 SB 0.80% (5.95% minus LIBOR01M) 12/25/43	213,825	19,703
*•Series 2013-54 BS 1.00% (6.15% minus LIBOR01M) 6/25/43	71,240	7,419
Series 2015-65 CZ 3.50% 9/25/45	920,436	768,952
*•Series 2016-61 BS 0.95% (6.10% minus LIBOR01M) 9/25/46	1,374,412	79,222
*•Series 2017-76 SB 0.95% (6.10% minus LIBOR01M) 10/25/57	1,136,159	112,731
*•Series 2017-85 SC 1.05% (6.20% minus LIBOR01M) 11/25/47	234,618	18,260
Series 2020-47 GZ 2.00% 7/25/50	849,427	501,582
Series 2020-56 AQ 2.00% 8/25/50	2,600,000	1,990,098
*Series 2020-56 DI 2.50% 8/25/50	936,408	135,219
Series 2020-57 TA 2.00% 4/25/50	1,957,733	1,679,750
*Series 2020-73 KI 3.00% 10/25/50	622,634	106,599
*Series 2021-1 IG 2.50% 2/25/51	1,798,072	269,044
Series 2021-28 LB 2.00% 4/25/51	1,651,769	1,356,183
*Series 2021-3 QI 2.50% 2/25/51	2,078,510	313,247
*Series 2021-43 IO 2.50% 6/25/51	3,781,402	571,763
*Series 2021-44 MI 2.50% 7/25/51	919,348	155,125
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-61 KI 2.50% 4/25/49	3,491,512	$ 464,577
Series 2021-65 JA 2.00% 1/25/46	605,358	522,689
Series 2022-29 KZ 1.50% 6/25/42	1,727,833	1,182,179
*Series 2022-86 IO 2.50% 5/25/50	2,313,394	317,277
Freddie Mac REMICs
*•Series 3973 SA 1.30% (6.49% minus LIBOR01M) 12/15/41	549,682	54,824
Series 4793 CB 3.00% 5/15/48	651,186	582,367
Series 4793 CD 3.00% 6/15/48	432,203	386,408
Series 4813 CJ 3.00% 8/15/48	352,876	323,671
Series 4991 QV 2.00% 9/25/45	468,223	381,674
*Series 5010 IK 2.50% 9/25/50	467,014	68,406
*Series 5010 JI 2.50% 9/25/50	1,204,550	181,226
*Series 5013 IN 2.50% 9/25/50	487,076	72,842
*Series 5018 MI 2.00% 10/25/50	1,097,183	135,243
*Series 5059 IB 2.50% 1/25/51	1,707,758	257,574
Series 5092 AP 2.00% 4/25/41	722,929	620,307
*Series 5140 NI 2.50% 5/25/49	1,866,696	249,361
*Series 5148 BI 2.50% 1/25/49	3,836,524	517,433
*Series 5148 CI 2.00% 6/25/49	1,840,542	206,848
*Series 5202 IN 3.00% 1/25/47	1,523,282	196,739
Series 5224 HL 4.00% 4/25/52	1,700,000	1,538,610
•Freddie Mac STACR REMIC Trust
Series 2020-DNA3 B1 10.25% (LIBOR01M + 5.10%) 6/25/50	1,069,152	1,151,343
Series 2021-DNA6 M2 6.57% (SOFR30A + 1.50%) 10/25/41	3,250,000	3,168,088
Series 2022-DNA2 M1A 6.37% (SOFR30A + 1.30%) 2/25/42	3,078,601	3,061,658
Series 2022-DNA3 M1B 7.97% (SOFR30A + 2.90%) 4/25/42	3,470,000	3,469,969
LVIP Western Asset Core Bond Fund-3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 334 S7 0.91% (6.10% minus LIBOR01M) 8/15/44	842,938	$ 82,490
Series 353 S1 0.81% (6.00% minus LIBOR01M) 12/15/46	360,124	31,498
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 7.37% (SOFR30A + 2.30%) 8/25/33	1,143,932	1,144,271
GNMA
*•Series 2007-51 SG 1.43% (6.58% minus LIBOR01M) 8/20/37	134,657	12,882
•Series 2013-107 AD 2.84% 11/16/47	453,340	414,086
*•Series 2013-50 IO 0.06% 10/16/48	4,546,140	9,865
*Series 2013-53 OI 3.50% 4/20/43	650,625	68,432
*•Series 2013-74 IO 0.45% 12/16/53	5,852,442	57,877
•Series 2014-17 AM 3.54% 6/16/48	3,903	3,728
*•Series 2016-128 IO 0.74% 9/16/56	5,521,291	211,079
*•Series 2016-135 SB 0.94% (6.10% minus LIBOR01M) 10/16/46	594,761	78,634
*•Series 2016-21 ST 1.00% (6.15% minus LIBOR01M) 2/20/46	1,173,219	119,612
*Series 2016-84 IG 4.50% 11/16/45	1,765,749	319,183
*•Series 2017-145 IO 0.51% 4/16/57	1,606,801	49,957
*•Series 2017-157 IO 0.50% 12/16/59	924,035	32,429
*•Series 2017-8 IO 0.45% 8/16/58	1,201,921	31,104
*•Series 2017-H22 IC 0.04% 11/20/67	1,285,668	42,387
•Series 2018-H13 FC 5.39% (LIBOR01M + 0.30%) 7/20/68	352,809	348,872
Series 2020-103 AD 1.45% 1/16/63	2,408,203	1,894,590
*•Series 2020-109 AI 0.84% 5/16/60	2,128,325	125,682
*Series 2020-123 IL 2.50% 8/20/50	378,921	48,231
*Series 2020-123 NI 2.50% 8/20/50	1,168,257	151,286
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-127 IN 2.50% 8/20/50	539,145	$ 70,155
*Series 2020-129 IE 2.50% 9/20/50	476,834	62,243
*Series 2020-160 IH 2.50% 10/20/50	325,851	43,933
*Series 2020-160 VI 2.50% 10/20/50	476,464	64,051
*Series 2020-160 YI 2.50% 10/20/50	1,675,374	220,254
*Series 2020-173 MI 2.50% 11/20/50	7,355,618	958,841
*Series 2020-181 WI 2.00% 12/20/50	3,717,942	397,696
*•Series 2020-184 IO 0.91% 11/16/60	2,831,789	188,924
*Series 2020-47 MI 3.50% 4/20/50	1,036,454	174,982
*Series 2020-47 NI 3.50% 4/20/50	359,273	61,229
•Series 2020-H12 F 4.55% (LIBOR01M + 0.50%) 7/20/70	96,248	94,713
•Series 2020-H13 FA 4.42% (LIBOR01M + 0.45%) 7/20/70	388,780	380,547
•Series 2020-H13 FC 4.39% (LIBOR01M + 0.45%) 7/20/70	98,908	96,903
*•Series 2021-110 IO 0.87% 11/16/63	4,753,686	321,065
*•Series 2021-133 IO 0.88% 7/16/63	5,345,290	371,144
Series 2021-188 PA 2.00% 10/20/51	74,044	61,877
*Series 2021-191 NI 3.00% 10/20/51	645,788	105,319
Series 2021-223 P 2.00% 6/20/51	1,443,418	1,270,754
*Series 2021-29 TI 2.50% 2/20/51	1,857,025	311,533
*•Series 2021-37 IO 0.80% 1/16/61	2,868,693	165,168
*•Series 2021-60 IO 0.83% 5/16/63	2,273,633	140,352
*•Series 2021-68 IO 0.87% 10/16/62	2,723,313	172,615
Series 2021-77 LC 1.25% 7/20/50	125,742	101,029
Series 2022-139 AL 4.00% 7/20/51	2,000,000	1,839,445
Series 2022-189 PT 2.50% 10/20/51	1,160,143	966,568

LVIP Western Asset Core Bond Fund-4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2022-196 BE 3.00% 10/16/64	1,200,000	$ 876,150
*•Series 2022-210 IO 0.69% 7/16/64	1,491,675	100,565
*•Series 2022-216 IO 0.75% 7/16/65	1,494,588	98,206
•Series 2022-220 E 3.00% 10/16/64	800,000	600,484
*•Series 2022-3 IO 0.64% 2/16/61	6,720,534	319,087
*•Series 2022-59 IO 0.57% 2/16/62	3,424,367	170,089
Series 2022-99 JW 2.50% 1/20/52	400,000	322,516
Series 92 AH 2.00% 6/16/64	5,600,000	4,445,886
Series 92 IA 0.61% 6/16/64	6,000,000	352,204
Total Agency Collateralized Mortgage Obligations (Cost $56,567,086)		51,292,093
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.56%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.45% 2/25/43	48,441	45,112
Series 2016-M11 AL 2.94% 7/25/39	147,606	141,225
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,110,826
•Series 2018-M9 APT2 3.21% 4/25/28	82,491	76,798
•Series 2019-M23 3A3 2.72% 10/25/31	550,143	475,961
Series 2019-M4 A2 3.61% 2/25/31	317,408	294,861
Series 2019-M5 A2 3.27% 2/25/29	626,597	580,715
Series 2019-M6 A2 3.45% 1/1/29	394,258	370,885
Series 2020-M6 A 2.50% 10/25/37	171,334	147,221
•Series 2023-M4 A2 3.89% 8/25/32	500,000	469,038
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.04% 8/25/26	26,254,951	625,348
Series K094 X1 1.01% 6/25/29	2,977,374	124,357
Series K094 XAM 1.28% 6/25/29	4,850,000	280,381
Series K095 XAM 1.37% 6/25/29	1,200,000	73,896
Series K101 X1 0.95% 10/25/29	1,189,170	47,799
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K104 XAM 1.51% 1/25/30	2,500,000	$ 185,726
Series K105 X1 1.64% 1/25/30	2,990,342	233,893
Series K110 X1 1.81% 4/25/30	5,970,242	512,458
Series K115 X1 1.43% 6/25/30	1,993,449	141,766
Series K116 X1 1.53% 7/25/30	4,873,132	363,941
Series K124 X1 0.81% 12/25/30	1,993,139	80,560
Series K128 X1 0.61% 3/25/31	8,436,002	262,187
Series K130 X1 1.14% 6/25/31	10,483,837	671,698
Series K131 X1 0.83% 7/25/31	8,984,554	417,470
Series K133 X1 0.44% 9/25/31	15,347,890	360,459
Series K142 X1 0.40% 3/25/32	6,796,665	147,961
Series K143 X1 0.45% 4/25/55	6,993,663	178,572
Series K145 X1 0.43% 6/25/55	7,490,569	182,455
Series K147 X1 0.49% 6/25/32	9,989,116	281,143
Series K148 X1 0.39% 7/25/32	19,190,061	401,869
Series K149 X1 0.40% 8/25/32	10,986,522	243,103
Series K-151 X1 0.33% 10/25/32	19,997,828	335,704
Series K-1511 X1 0.93% 3/25/34	2,468,855	135,748
Series K-1520 X1 0.58% 2/25/36	4,985,182	190,878
Series K-157 0.25% 5/25/33	9,000,000	214,443
Series K737 X1 0.75% 10/25/26	8,309,577	136,752
Series K741 X1 0.65% 12/25/27	2,988,710	60,911
Series K742 X1 0.87% 3/25/28	6,189,116	152,259
Series K743 X1 1.03% 5/25/28	3,993,212	150,331
Series KC05 X1 1.35% 6/25/27	1,518,165	41,018
Total Agency Commercial Mortgage-Backed Securities (Cost $11,652,544)		10,947,728

LVIP Western Asset Core Bond Fund-5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–32.63%
Fannie Mae S.F. 10 yr
•2.15% 2/1/32	2,169,596	$ 1,806,798
2.93% 6/1/30	829,094	763,159
3.20% 2/1/29	178,207	166,616
3.25% 5/1/29	502,959	470,262
3.45% 3/1/29	436,698	412,921
3.52% 6/1/32	100,000	92,708
3.56% 7/1/32	200,000	185,853
3.67% 6/1/32	98,562	92,528
3.73% 6/1/32	100,000	94,264
3.83% 7/1/32	200,000	189,790
3.84% 7/1/32	200,000	189,879
3.86% 7/1/32	98,634	93,871
3.88% 7/1/32	98,719	94,082
3.90% 6/1/32	100,000	95,371
4.06% 7/1/32	98,765	95,351
4.11% 7/1/32	100,000	96,914
4.13% 7/1/32	100,000	97,083
4.19% 7/1/32	100,000	97,417
4.34% 7/1/32	100,000	98,565
4.36% 2/1/33	700,000	693,016
4.42% 3/1/33	700,000	695,916
4.48% 5/1/33	400,000	400,142
4.49% 6/1/28	900,000	891,120
4.58% 1/1/33	200,000	201,207
4.69% 1/1/33	299,463	302,601
4.70% 3/1/33	800,000	811,133
4.87% 3/1/33	100,000	102,628
Fannie Mae S.F. 15 yr
2.95% 7/1/27	1,383,673	1,294,432
3.16% 5/1/29	377,973	349,896
3.50% 4/1/32	1,694,298	1,623,303
3.85% 8/1/32	300,000	279,267
3.89% 7/1/32	1,100,000	1,027,553
3.90% 8/1/32	100,000	93,461
4.06% 7/1/32	400,000	378,612
4.37% 11/1/32	500,000	494,953
4.41% 12/1/32	500,000	496,625
4.44% 11/1/32	200,000	198,923
Fannie Mae S.F. 20 yr
2.00% 6/1/41	332,940	283,632
2.00% 9/1/41	90,081	77,047
2.00% 10/1/41	890,100	756,759
2.00% 11/1/41	789,030	670,504
2.00% 12/1/41	1,609,462	1,364,264
2.00% 1/1/42	4,563,287	3,876,840
2.00% 2/1/42	1,173,866	997,202
2.00% 3/1/42	364,177	308,204
2.00% 5/1/42	379,463	322,504
2.50% 9/1/36	384,431	347,194
2.50% 3/1/38	1,139,707	1,029,298
2.50% 3/1/41	716,990	630,443
2.50% 4/1/41	1,637,009	1,438,261
2.50% 5/1/41	1,248,840	1,095,760
2.50% 11/1/41	349,422	305,992
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.50% 3/1/42	632,273	$ 549,772
2.50% 4/1/42	1,286,942	1,117,552
2.50% 9/1/42	395,025	345,276
3.00% 7/1/35	315,441	294,025
3.00% 2/1/36	768,125	712,411
3.00% 4/1/36	578,656	536,979
3.00% 7/1/36	1,258,864	1,165,461
3.00% 8/1/36	2,072,702	1,918,270
3.00% 10/1/36	1,383,826	1,279,411
3.00% 4/1/38	494,370	462,365
3.00% 6/1/38	659,797	610,874
3.00% 9/1/40	132,158	120,618
3.00% 1/1/41	220,618	201,056
3.00% 3/1/42	349,387	314,568
3.00% 5/1/42	278,240	249,822
3.00% 6/1/42	1,218,079	1,093,669
3.50% 12/1/34	386,570	365,808
3.50% 1/1/35	240,105	227,210
3.50% 2/1/37	171,120	161,924
3.50% 3/1/37	96,917	91,720
3.50% 12/1/37	198,713	188,026
3.50% 8/1/39	153,556	145,313
3.50% 2/1/40	661,220	620,786
3.50% 4/1/42	182,909	170,341
Fannie Mae S.F. 30 yr
1.50% 1/1/51	757,002	584,804
1.50% 3/1/51	2,778,349	2,149,128
2.00% 8/1/50	1,502,883	1,237,317
2.00% 9/1/50	2,524,952	2,076,824
2.00% 10/1/50	4,309,630	3,547,860
2.00% 1/1/51	490,583	403,924
2.00% 2/1/51	10,881,201	8,953,274
2.00% 3/1/51	6,342,462	5,219,451
2.00% 4/1/51	7,103,724	5,832,140
2.00% 5/1/51	1,529,685	1,252,565
2.00% 8/1/51	1,680,712	1,376,866
2.00% 10/1/51	1,960,188	1,614,844
2.00% 11/1/51	629,083	514,349
2.00% 12/1/51	558,515	456,090
2.00% 1/1/52	2,658,105	2,181,263
2.00% 2/1/52	6,523,079	5,333,710
2.00% 3/1/52	2,455,031	2,016,153
2.50% 6/1/50	378,845	324,219
2.50% 9/1/50	536,126	457,724
2.50% 10/1/50	2,494,050	2,136,064
2.50% 11/1/50	587,874	504,491
2.50% 12/1/50	225,591	193,212
2.50% 1/1/51	1,371,900	1,175,449
2.50% 2/1/51	910,394	780,143
2.50% 3/1/51	460,694	395,788
2.50% 4/1/51	226,816	195,045
2.50% 5/1/51	1,366,411	1,168,242
2.50% 6/1/51	4,305,198	3,685,144
2.50% 7/1/51	2,176,865	1,871,541

LVIP Western Asset Core Bond Fund-6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 8/1/51	1,804,505	$ 1,542,964
2.50% 9/1/51	1,111,121	956,638
2.50% 10/1/51	6,131,965	5,236,170
2.50% 11/1/51	508,360	436,759
2.50% 12/1/51	178,022	152,387
2.50% 1/1/52	3,126,733	2,676,441
2.50% 2/1/52	6,112,726	5,230,749
2.50% 3/1/52	4,565,680	3,897,502
2.50% 4/1/52	90,028	77,024
2.50% 7/1/61	4,870,119	3,995,555
2.50% 9/1/61	1,461,517	1,199,054
3.00% 6/1/43	109,364	98,724
3.00% 7/1/43	263,899	238,443
3.00% 10/1/43	254,477	230,009
3.00% 1/1/45	256,175	231,278
3.00% 9/1/46	59,617	53,428
3.00% 10/1/46	913,709	816,678
3.00% 12/1/46	536,513	480,634
3.00% 1/1/47	6,638,879	5,947,707
3.00% 2/1/47	2,459,706	2,211,412
3.00% 11/1/48	351,587	317,416
3.00% 4/1/50	1,675,052	1,492,596
3.00% 10/1/50	754,032	673,449
3.00% 11/1/50	1,830,036	1,622,987
3.00% 6/1/51	229,068	204,569
3.00% 8/1/51	1,901,967	1,697,016
3.00% 10/1/51	403,754	359,150
3.00% 11/1/51	3,679,397	3,273,056
3.00% 12/1/51	783,442	698,325
3.00% 1/1/52	10,757,797	9,497,203
3.00% 2/1/52	839,077	745,687
3.00% 3/1/52	8,773,014	7,795,711
3.00% 6/1/52	749,890	661,702
3.50% 12/1/42	110,050	103,004
3.50% 3/1/43	875,595	822,257
3.50% 11/1/44	8,213,758	7,648,324
3.50% 12/1/46	1,125,860	1,054,086
3.50% 12/1/47	2,259,759	2,089,052
3.50% 11/1/48	10,051,019	9,348,121
3.50% 6/1/50	119,354	110,161
3.50% 12/1/51	259,738	239,356
3.50% 1/1/52	892,736	821,732
3.50% 3/1/52	792,626	723,155
3.50% 4/1/52	3,531,443	3,222,021
3.50% 5/1/52	3,868,343	3,558,634
3.50% 6/1/52	2,590,513	2,362,427
4.00% 11/1/42	660,488	635,042
4.00% 4/1/44	1,475,304	1,415,078
4.00% 10/1/44	7,844,829	7,506,828
4.00% 12/1/44	293,808	281,970
4.00% 2/1/47	143,405	136,986
4.00% 5/1/47	982,933	935,743
4.00% 6/1/48	124,311	118,656
4.00% 10/1/48	647,274	615,518
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/49	715,004	$ 680,610
4.00% 3/1/50	622,128	591,279
4.00% 11/1/51	914,580	860,452
4.00% 12/1/51	593,650	558,409
4.00% 4/1/52	6,612,734	6,239,622
4.00% 5/1/52	91,526	86,477
4.00% 7/1/52	1,528,791	1,440,776
4.00% 8/1/56	4,931,410	4,637,312
4.00% 6/1/57	1,056,823	1,004,933
4.27% 10/1/32	594,266	582,584
4.50% 6/1/38	712,427	702,246
4.50% 6/1/39	638,894	629,261
4.50% 10/1/41	370,971	366,341
4.50% 1/1/42	1,524,450	1,505,413
4.50% 10/1/43	740,387	731,148
4.50% 3/1/44	4,694	4,579
4.50% 8/1/44	1,164,918	1,150,392
4.50% 3/1/46	1,017,647	999,176
4.50% 5/1/46	49,986	49,053
4.50% 6/1/48	367,263	360,769
4.50% 7/1/48	489,133	480,833
4.50% 8/1/48	787,004	771,555
4.50% 10/1/48	28,572	28,052
4.50% 11/1/48	406,791	397,712
4.50% 7/1/49	248,403	242,612
4.50% 9/1/49	2,340,811	2,294,937
4.50% 3/1/50	389,370	382,104
4.50% 5/1/50	490,333	477,133
4.50% 9/1/51	430,717	417,375
4.50% 8/1/52	369,763	355,577
4.50% 9/1/52	1,051,730	1,017,127
4.50% 11/1/52	2,230,527	2,146,784
4.50% 1/1/53	961,212	924,816
4.50% 3/1/53	876,902	843,157
4.50% 4/1/53	796,276	765,633
4.50% 9/1/57	1,304,180	1,260,438
4.50% 8/1/58	1,365,175	1,319,390
4.50% 1/1/59	134,055	129,559
5.00% 9/1/48	920,791	922,525
5.00% 9/1/49	1,183,886	1,178,649
5.00% 6/1/52	651,708	642,681
5.00% 7/1/52	547,725	537,666
5.00% 8/1/52	193,351	189,540
5.00% 12/1/52	95,512	93,671
5.00% 1/1/53	585,160	573,975
5.00% 2/1/53	696,701	684,246
5.00% 4/1/53	767,663	752,988
5.50% 5/1/34	257,566	263,500
5.50% 9/1/36	340,441	348,342
5.50% 1/1/38	1,037,034	1,061,098
5.50% 1/1/39	388,300	397,370
5.50% 3/1/40	685,005	700,911
5.50% 3/1/41	344,842	352,847
5.50% 6/1/41	234,267	240,227

LVIP Western Asset Core Bond Fund-7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/41	746,584	$ 764,507
5.50% 8/1/52	171,765	171,539
5.50% 2/1/53	397,270	396,025
5.50% 4/1/53	1,093,837	1,090,713
5.50% 5/1/53	1,690,577	1,685,944
6.00% 10/1/39	406,169	419,604
6.00% 7/1/41	950,303	986,765
6.00% 1/1/53	465,176	471,770
6.00% 5/1/53	1,282,674	1,300,815
6.50% 11/1/52	475,781	490,560
6.50% 1/1/53	2,374,117	2,448,154
6.50% 2/1/53	655,991	671,634
Fannie Mae S.F. 30 yr TBA
2.50% 7/13/53	16,300,000	13,820,617
3.00% 7/13/53	18,000,000	15,840,703
3.50% 7/13/53	7,500,000	6,834,082
4.00% 7/13/53	5,900,000	5,536,551
5.00% 7/13/53	4,800,000	4,703,250
5.50% 7/13/53	700,000	696,609
6.00% 7/13/53	2,200,000	2,219,422
6.50% 7/13/53	300,000	306,305
•Freddie Mac ARM
2.87% (LIBOR12M + 1.62%) 11/1/47	1,144,847	1,083,102
3.01% (LIBOR12M + 1.63%) 11/1/48	3,223,859	3,019,531
3.10% (LIBOR12M + 1.62%) 2/1/50	1,795,566	1,701,271
Freddie Mac S.F. 15 yr
3.00% 9/1/32	139,421	131,228
3.00% 10/1/32	125,681	118,296
3.00% 10/1/33	87,900	82,478
3.00% 12/1/33	27,876	26,137
Freddie Mac S.F. 20 yr
1.50% 11/1/40	3,179,118	2,589,756
1.50% 5/1/41	3,366,806	2,736,180
1.50% 7/1/41	2,479,974	2,013,129
1.50% 10/1/41	3,488,414	2,827,020
1.50% 11/1/41	445,218	360,621
2.00% 9/1/41	3,514,423	2,990,136
2.00% 10/1/41	870,043	739,706
2.00% 12/1/41	1,787,180	1,518,547
2.00% 1/1/42	5,507,581	4,686,537
2.00% 2/1/42	1,535,382	1,303,823
2.00% 4/1/42	3,422,711	2,917,317
2.00% 5/1/42	194,980	165,172
2.00% 8/1/42	189,944	161,753
2.50% 4/1/41	151,378	133,103
2.50% 3/1/42	636,860	553,762
3.00% 6/1/36	68,175	63,136
3.00% 5/1/42	92,682	83,216
3.50% 1/1/38	1,282,196	1,212,415
4.50% 8/1/23	20,441	20,136
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
1.50% 2/1/51	855,027	$ 662,710
1.50% 3/1/52	661,241	511,368
2.00% 9/1/50	4,313,416	3,547,524
2.00% 11/1/50	1,716,221	1,415,912
2.00% 1/1/51	9,581,410	7,879,641
2.00% 2/1/51	4,038,883	3,339,179
2.00% 3/1/51	2,192,421	1,808,318
2.00% 4/1/51	677,069	562,043
2.00% 5/1/51	8,712,216	7,153,902
2.00% 6/1/51	1,210,664	994,920
2.00% 8/1/51	1,132,384	926,706
2.00% 11/1/51	468,187	383,873
2.00% 2/1/52	1,055,984	864,736
2.50% 7/1/50	1,770,505	1,523,521
2.50% 10/1/50	1,357,211	1,167,876
2.50% 11/1/50	4,579,897	3,939,997
2.50% 12/1/50	3,777,889	3,242,844
2.50% 1/1/51	46,849	40,204
2.50% 2/1/51	1,924,548	1,659,726
2.50% 3/1/51	75,525	65,223
2.50% 5/1/51	164,123	142,270
2.50% 7/1/51	441,043	374,980
2.50% 8/1/51	3,580,359	3,074,035
2.50% 9/1/51	621,000	532,978
2.50% 10/1/51	4,104,048	3,487,162
2.50% 11/1/51	8,484,443	7,274,123
2.50% 12/1/51	261,888	222,387
2.50% 1/1/52	16,113,884	13,792,236
2.50% 2/1/52	1,377,843	1,182,825
2.50% 3/1/52	90,963	78,009
2.50% 4/1/52	9,774,558	8,376,902
3.00% 1/1/47	2,452,386	2,195,159
3.00% 9/1/48	39,390	35,248
3.00% 9/1/49	476,271	425,703
3.00% 11/1/49	473,801	422,614
3.00% 1/1/50	44,499	39,647
3.00% 6/1/50	1,383,208	1,222,641
3.00% 2/1/51	169,398	150,381
3.00% 6/1/51	725,265	644,620
3.00% 10/1/51	552,580	490,990
3.00% 11/1/51	422,024	372,617
3.00% 1/1/52	362,554	321,964
3.00% 2/1/52	651,266	574,790
3.00% 4/1/52	286,855	255,051
3.50% 4/1/52	2,078,086	1,895,685
3.50% 5/1/52	2,241,844	2,044,611
3.50% 6/1/52	2,525,037	2,302,412
4.00% 9/1/32	300,000	285,979
4.00% 8/1/44	13,842	13,115
4.00% 5/1/45	9,596	9,184
4.00% 10/1/45	15,106	14,443
4.00% 11/1/45	12,337	11,795
4.00% 7/1/49	7,418,335	7,073,544
4.00% 7/1/50	292,389	279,021

LVIP Western Asset Core Bond Fund-8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 4/1/52	453,076	$ 425,527
4.00% 7/1/52	480,283	453,983
4.00% 2/1/53	2,253,167	2,138,772
4.50% 10/1/35	156,845	154,714
4.50% 3/1/47	389,588	383,765
4.50% 9/1/50	198,201	192,906
4.50% 1/1/51	801,985	784,038
4.50% 7/1/52	1,066,342	1,029,940
4.50% 8/1/52	196,162	189,580
4.50% 9/1/52	279,506	268,776
4.50% 10/1/52	1,569,723	1,510,780
4.50% 11/1/52	3,314,072	3,193,967
4.50% 12/1/52	775,514	746,150
5.00% 1/1/49	12,179	12,163
5.00% 7/1/52	2,870,889	2,819,588
5.00% 11/1/52	295,931	290,464
5.00% 12/1/52	589,003	578,095
5.00% 1/1/53	1,356,123	1,330,932
5.00% 3/1/53	1,178,785	1,160,627
5.00% 4/1/53	1,496,517	1,467,908
5.50% 3/1/53	796,585	795,314
5.50% 4/1/53	1,588,968	1,583,210
5.50% 5/1/53	1,580,523	1,577,291
6.00% 12/1/52	2,107,990	2,139,304
6.50% 1/1/53	657,398	671,683
6.50% 2/1/53	1,261,738	1,292,079
6.50% 3/1/53	99,674	101,974
6.50% 4/1/53	986,598	1,009,992
6.50% 5/1/53	1,298,421	1,340,737
GNMA I S.F. 30 yr
3.00% 9/15/42	474,732	432,322
3.00% 10/15/42	44,012	40,081
3.50% 5/15/50	328,862	307,731
4.00% 3/15/50	32,069	30,739
GNMA II S.F. 30 yr
2.00% 12/20/50	1,620,793	1,354,203
2.00% 1/20/51	146,424	123,417
2.00% 2/20/51	9,747,027	8,216,299
2.00% 3/20/51	1,828,920	1,514,520
2.00% 7/20/51	1,493,702	1,259,575
2.00% 10/20/51	702,319	591,204
2.00% 11/20/51	532,788	448,256
2.00% 1/20/52	727,599	611,582
2.50% 10/20/49	952,220	830,637
2.50% 12/20/50	1,212,867	1,037,385
2.50% 1/20/51	443,271	385,607
2.50% 2/20/51	11,265,415	9,800,173
2.50% 3/20/51	8,128,484	7,066,333
2.50% 4/20/51	8,421,068	7,319,109
2.50% 5/20/51	392,276	333,837
2.50% 6/20/51	512,519	439,056
2.50% 7/20/51	995,446	851,969
2.50% 8/20/51	846,223	725,005
2.50% 10/20/51	3,401,617	2,914,613
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.50% 11/20/51	796,026	$ 685,943
2.50% 12/20/51	1,081,675	926,637
2.50% 8/20/52	93,005	80,571
2.50% 9/20/52	469,985	407,115
2.50% 2/20/53	1,166,696	1,012,000
3.00% 1/20/46	62,752	57,212
3.00% 8/20/46	458,194	416,237
3.00% 11/20/46	240,672	218,413
3.00% 2/20/47	84,176	76,363
3.00% 4/20/47	41,915	38,012
3.00% 9/20/47	316,091	286,036
3.00% 2/20/48	4,621	4,172
3.00% 1/20/50	914,219	821,997
3.00% 3/20/50	786,751	687,433
3.00% 2/20/51	9,800,590	8,843,054
3.00% 5/20/51	67,962	61,042
3.00% 7/20/51	804,686	722,244
3.00% 9/20/51	4,252,190	3,814,007
3.00% 10/20/51	748,833	671,440
3.00% 11/20/51	1,001,331	898,710
3.00% 1/20/52	183,719	163,360
3.00% 2/20/52	2,906,644	2,606,270
3.00% 3/20/52	2,096,400	1,865,428
3.00% 4/20/52	2,785,527	2,441,408
3.50% 3/20/45	10,065	9,434
3.50% 1/20/46	159,284	149,536
3.50% 3/20/46	758,750	710,614
3.50% 4/20/46	495,696	464,256
3.50% 5/20/46	201,460	188,884
3.50% 6/20/46	337,404	316,457
3.50% 7/20/46	206,759	193,644
3.50% 9/20/46	64,896	60,819
3.50% 9/20/47	2,670,070	2,494,050
3.50% 10/20/47	504,515	471,980
3.50% 9/20/48	6,998,279	6,534,936
3.50% 10/20/49	106,161	97,817
3.50% 2/20/50	151,316	139,641
3.50% 3/20/52	478,440	436,787
3.50% 4/20/52	3,201,429	2,954,454
3.50% 6/20/52	470,675	425,040
3.50% 12/20/52	1,963,271	1,811,782
4.00% 10/20/44	34,683	33,622
4.00% 8/20/46	638,134	611,705
4.00% 2/20/47	184,041	176,466
4.00% 6/20/47	1,619,068	1,554,056
4.00% 9/20/47	988,412	951,142
4.00% 11/20/47	511,005	490,472
4.00% 12/20/47	215,169	206,524
4.00% 2/20/48	650,499	622,625
4.00% 3/20/48	2,174,824	2,087,752
4.00% 4/20/48	150,603	144,329
4.00% 8/20/48	612,769	587,022
4.00% 9/20/48	175,516	167,455
4.00% 2/20/49	1,179,875	1,128,595

LVIP Western Asset Core Bond Fund-9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 3/20/49	364,522	$ 348,543
4.00% 4/20/49	305,449	291,904
4.00% 10/20/49	128,307	123,329
4.00% 11/20/49	918,736	872,753
4.00% 1/20/50	119,575	116,181
4.00% 2/20/50	645,503	619,620
4.00% 3/20/50	59,635	57,927
4.00% 4/20/50	456,557	435,550
4.00% 5/20/52	1,711,982	1,619,795
4.00% 6/20/52	1,629,163	1,545,587
4.00% 4/20/53	297,998	281,951
4.50% 7/20/32	355	345
4.50% 6/20/34	750	745
4.50% 2/20/40	2,469	2,452
4.50% 8/20/45	3,362	3,332
4.50% 8/20/47	273,346	268,161
4.50% 4/20/48	485,341	475,225
4.50% 5/20/48	29,275	28,657
4.50% 6/20/48	585,493	572,742
4.50% 7/20/48	9,601	9,364
4.50% 8/20/48	2,151,946	2,103,409
4.50% 10/20/48	424,917	415,221
4.50% 12/20/48	761,838	744,174
4.50% 1/20/49	844,233	824,546
4.50% 2/20/49	766,189	748,095
4.50% 3/20/49	1,586,096	1,548,636
4.50% 2/20/50	1,198,161	1,170,464
4.50% 3/20/50	167,600	163,825
4.50% 5/20/50	1,816,555	1,771,027
4.50% 11/20/50	882,725	852,078
4.50% 12/20/50	208,639	203,796
4.50% 5/20/52	1,612,349	1,557,142
4.50% 8/20/52	1,354,758	1,308,439
4.50% 9/20/52	3,395,515	3,286,033
5.00% 5/20/48	176,440	176,018
5.00% 10/20/48	327,135	326,100
5.00% 11/20/48	369,559	368,751
5.00% 12/20/48	537,164	534,885
5.00% 1/20/49	612,523	609,185
5.00% 4/20/49	256,909	255,423
5.00% 12/20/51	78,257	77,335
5.00% 9/20/52	678,780	676,553
5.00% 10/20/52	2,345,432	2,311,530
5.00% 11/20/52	1,960,043	1,927,782
5.00% 12/20/52	294,977	290,151
5.00% 1/20/53	1,176,234	1,172,331
5.00% 2/20/53	992,189	982,161
5.00% 5/20/53	699,080	692,646
5.50% 11/20/52	2,355,924	2,346,996
5.50% 2/20/53	795,617	797,735
6.00% 3/20/53	1,288,006	1,296,999
GNMA II S.F. 30 yr TBA
2.00% 7/20/53	300,000	252,129
2.50% 7/20/53	3,500,000	3,030,508
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
3.50% 7/20/53	5,100,000	$ 4,706,941
4.00% 7/20/53	1,000,000	946,211
4.50% 7/20/53	3,300,000	3,185,016
5.00% 7/20/53	7,200,000	7,075,125
5.50% 7/20/53	800,000	796,250
6.00% 7/20/53	600,000	603,984
Total Agency Mortgage-Backed Securities (Cost $677,462,670)		640,042,567
CORPORATE BONDS–36.15%
Aerospace & Defense–1.56%
Boeing Co.
2.70% 2/1/27	220,000	201,082
2.80% 3/1/27	320,000	291,753
3.10% 5/1/26	250,000	234,857
3.20% 3/1/29	1,090,000	974,568
3.25% 2/1/35	4,010,000	3,251,422
3.75% 2/1/50	420,000	315,447
4.88% 5/1/25	3,320,000	3,272,820
5.15% 5/1/30	2,600,000	2,574,910
5.71% 5/1/40	1,290,000	1,286,784
5.81% 5/1/50	2,610,000	2,600,476
5.93% 5/1/60	740,000	732,887
General Dynamics Corp.
4.25% 4/1/40	60,000	55,204
4.25% 4/1/50	660,000	604,988
L3Harris Technologies, Inc. 4.85% 4/27/35	580,000	556,998
Lockheed Martin Corp.
4.15% 6/15/53	2,080,000	1,831,136
4.50% 5/15/36	840,000	810,729
Northrop Grumman Corp.
2.93% 1/15/25	1,600,000	1,537,548
3.25% 1/15/28	660,000	615,502
5.25% 5/1/50	4,450,000	4,522,447
Raytheon Technologies Corp.
2.25% 7/1/30	750,000	632,613
3.13% 7/1/50	2,000,000	1,448,320
3.95% 8/16/25	980,000	960,200
4.13% 11/16/28	1,290,000	1,242,444
		30,555,135
Agriculture–0.64%
Altria Group, Inc.
2.35% 5/6/25	230,000	216,443
2.45% 2/4/32	1,730,000	1,349,147
3.40% 2/4/41	800,000	558,372
4.40% 2/14/26	1,370,000	1,340,535
4.80% 2/14/29	117,000	113,789
5.80% 2/14/39	530,000	518,777
5.95% 2/14/49	680,000	645,558
6.20% 2/14/59	678,000	654,407
BAT Capital Corp.
3.56% 8/15/27	2,980,000	2,740,293

LVIP Western Asset Core Bond Fund-10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital Corp. (continued)
3.73% 9/25/40	750,000	$ 533,609
4.54% 8/15/47	1,120,000	824,173
Philip Morris International, Inc.
2.10% 5/1/30	1,060,000	877,087
4.50% 3/20/42	2,340,000	2,016,975
Reynolds American, Inc. 5.85% 8/15/45	200,000	177,861
		12,567,026
Airlines–0.17%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	1,274,999	1,247,191
4.75% 10/20/28	2,080,000	2,019,033
		3,266,224
Apparel–0.11%
NIKE, Inc.
2.75% 3/27/27	420,000	394,437
2.85% 3/27/30	1,600,000	1,444,772
3.25% 3/27/40	430,000	353,319
		2,192,528
Auto Manufacturers–0.06%
BMW U.S. Capital LLC 2.80% 4/11/26	644,000	607,356
General Motors Co.
5.60% 10/15/32	310,000	299,917
6.75% 4/1/46	191,000	193,096
		1,100,369
Banks–10.78%
Banco Santander SA
2.75% 5/28/25	4,200,000	3,942,942
μ4.18% 3/24/28	200,000	187,221
Bank of America Corp.
μ1.32% 6/19/26	2,340,000	2,143,484
μ1.90% 7/23/31	1,710,000	1,361,760
μ2.57% 10/20/32	2,790,000	2,272,456
μ2.59% 4/29/31	1,010,000	847,932
μ2.97% 2/4/33	4,470,000	3,726,309
μ3.59% 7/21/28	3,730,000	3,467,274
μ3.97% 3/5/29	2,000,000	1,872,459
μ3.97% 2/7/30	1,170,000	1,083,255
μ4.08% 3/20/51	4,850,000	4,021,192
4.25% 10/22/26	3,410,000	3,291,315
μ4.33% 3/15/50	950,000	816,968
4.45% 3/3/26	5,111,000	4,967,517
5.00% 1/21/44	2,180,000	2,089,169
Bank of Montreal
1.85% 5/1/25	1,670,000	1,560,046
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
μ3.80% 12/15/32	300,000	$ 264,449
Bank of New York Mellon Corp. 1.60% 4/24/25	500,000	468,494
Bank of Nova Scotia
1.30% 6/11/25	860,000	790,568
3.45% 4/11/25	2,120,000	2,041,149
μ4.59% 5/4/37	770,000	663,514
μBarclays PLC
4.97% 5/16/29	1,900,000	1,795,548
5.09% 6/20/30	800,000	727,479
BNP Paribas SA
μ2.22% 6/9/26	1,080,000	998,798
3.38% 1/9/25	500,000	480,199
μ4.38% 3/1/33	420,000	380,052
4.40% 8/14/28	1,790,000	1,689,735
4.63% 3/13/27	390,000	373,032
μ4.71% 1/10/25	3,170,000	3,141,742
μ5.13% 1/13/29	3,570,000	3,493,278
μ5.20% 1/10/30	1,260,000	1,217,694
BPCE SA 5.15% 7/21/24	780,000	765,875
Citigroup, Inc.
μ2.52% 11/3/32	1,000,000	805,710
μ2.57% 6/3/31	4,220,000	3,520,815
μ3.11% 4/8/26	670,000	639,646
3.30% 4/27/25	4,070,000	3,915,906
μ3.79% 3/17/33	1,640,000	1,448,952
4.45% 9/29/27	9,960,000	9,510,090
4.65% 7/23/48	2,030,000	1,837,580
μ4.66% 5/24/28	390,000	380,274
4.75% 5/18/46	620,000	530,454
μ4.91% 5/24/33	2,610,000	2,525,580
8.13% 7/15/39	60,000	76,769
Cooperatieve Rabobank UA
μ3.65% 4/6/28	850,000	786,953
μ3.76% 4/6/33	750,000	651,384
4.38% 8/4/25	3,600,000	3,474,500
μCredit Agricole SA
1.91% 6/16/26	710,000	653,568
4.00% 1/10/33	550,000	489,633
Credit Suisse AG
2.95% 4/9/25	980,000	920,928
4.75% 8/9/24	920,000	899,124
5.00% 7/9/27	2,050,000	1,979,052
7.50% 2/15/28	3,440,000	3,654,005
7.95% 1/9/25	2,750,000	2,805,667
Danske Bank AS
μ0.98% 9/10/25	1,330,000	1,240,918
μ3.24% 12/20/25	350,000	332,263
3.88% 9/12/23	410,000	408,421
5.38% 1/12/24	1,970,000	1,958,364
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	1,470,000	1,198,236

LVIP Western Asset Core Bond Fund-11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.91% 7/21/42	760,000	$ 536,559
μ3.21% 4/22/42	330,000	243,810
3.50% 4/1/25	620,000	595,566
3.50% 11/16/26	3,530,000	3,309,387
μ3.62% 3/15/28	360,000	337,778
3.63% 2/20/24	720,000	709,456
μ3.69% 6/5/28	3,000,000	2,818,629
μ4.22% 5/1/29	2,340,000	2,210,108
4.25% 10/21/25	2,090,000	2,014,070
4.75% 10/21/45	1,070,000	972,578
5.15% 5/22/45	800,000	746,925
6.25% 2/1/41	1,660,000	1,784,311
6.75% 10/1/37	750,000	806,658
HSBC Holdings PLC
μ3.97% 5/22/30	2,280,000	2,047,403
μ4.04% 3/13/28	2,640,000	2,472,392
4.30% 3/8/26	710,000	686,234
JPMorgan Chase & Co.
μ2.08% 4/22/26	1,550,000	1,451,578
μ2.52% 4/22/31	4,040,000	3,417,212
μ2.55% 11/8/32	3,120,000	2,556,292
μ3.11% 4/22/51	990,000	691,698
3.63% 12/1/27	510,000	478,105
μ4.02% 12/5/24	2,200,000	2,180,990
μ4.20% 7/23/29	1,170,000	1,112,043
4.25% 10/1/27	4,748,000	4,600,205
μ4.45% 12/5/29	1,930,000	1,849,494
Lloyds Banking Group PLC
3.90% 3/12/24	200,000	196,861
4.65% 3/24/26	1,410,000	1,346,580
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	770,000	740,107
4.08% 4/19/28	790,000	749,385
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,074,544
2.70% 1/22/31	2,280,000	1,939,125
3.62% 4/1/31	4,640,000	4,181,061
3.77% 1/24/29	1,620,000	1,512,392
4.43% 1/23/30	70,000	66,600
National Securities Clearing Corp. 1.50% 4/23/25	630,000	585,795
μNatWest Group PLC
4.27% 3/22/25	1,090,000	1,070,675
4.89% 5/18/29	620,000	589,773
PNC Bank NA 3.88% 4/10/25	892,000	851,488
μPNC Financial Services Group, Inc.
5.58% 6/12/29	1,990,000	1,980,635
5.81% 6/12/26	550,000	546,654
Royal Bank of Canada
1.15% 6/10/25	820,000	756,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
3.88% 5/4/32	2,530,000	$ 2,316,384
Toronto-Dominion Bank
1.15% 6/12/25	820,000	755,683
4.46% 6/8/32	1,550,000	1,470,858
μTruist Financial Corp. 6.05% 6/8/27	1,040,000	1,040,432
U.S. Bancorp
1.45% 5/12/25	1,920,000	1,790,445
μ2.22% 1/27/28	170,000	150,705
μ5.78% 6/12/29	1,110,000	1,109,668
μ5.84% 6/12/34	430,000	433,111
UBS AG 4.50% 6/26/48	200,000	181,372
UBS Group AG
μ2.75% 2/11/33	440,000	342,708
μ3.09% 5/14/32	1,110,000	897,908
4.13% 4/15/26	1,176,000	1,121,554
μ4.19% 4/1/31	1,680,000	1,495,300
4.25% 3/23/28	3,740,000	3,470,593
μ4.49% 5/12/26	550,000	531,722
4.55% 4/17/26	1,141,000	1,096,690
μ4.75% 5/12/28	1,730,000	1,639,605
μ9.02% 11/15/33	640,000	767,128
Wells Fargo & Co.
μ2.19% 4/30/26	2,840,000	2,660,902
μ2.39% 6/2/28	980,000	873,308
μ2.88% 10/30/30	1,820,000	1,571,906
3.00% 10/23/26	1,390,000	1,290,287
μ3.35% 3/2/33	1,410,000	1,206,754
3.75% 1/24/24	430,000	425,042
4.13% 8/15/23	460,000	458,957
4.15% 1/24/29	1,700,000	1,611,121
4.30% 7/22/27	874,000	838,418
4.40% 6/14/46	2,750,000	2,233,277
μ4.48% 4/4/31	1,620,000	1,540,292
4.65% 11/4/44	30,000	25,449
4.75% 12/7/46	2,640,000	2,247,115
4.90% 11/17/45	1,630,000	1,434,483
μ5.01% 4/4/51	9,590,000	8,932,184
		211,367,159
Beverages–0.66%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	3,410,000	3,259,247
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,860,000	2,659,474
4.35% 6/1/40	1,100,000	1,011,493
4.60% 4/15/48	117,000	108,605
4.75% 1/23/29	510,000	507,785
5.55% 1/23/49	2,120,000	2,234,466

LVIP Western Asset Core Bond Fund-12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co.
1.45% 6/1/27	1,390,000	$ 1,242,205
2.50% 3/15/51	140,000	95,646
2.60% 6/1/50	370,000	258,401
Constellation Brands, Inc.
2.25% 8/1/31	130,000	106,233
3.60% 5/9/24	460,000	451,132
4.35% 5/9/27	650,000	633,825
PepsiCo, Inc.
1.63% 5/1/30	190,000	157,888
2.63% 3/19/27	70,000	65,217
2.88% 10/15/49	310,000	232,809
		13,024,426
Biotechnology–0.04%
Gilead Sciences, Inc.
3.65% 3/1/26	210,000	202,023
4.75% 3/1/46	690,000	649,416
		851,439
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	90,000	66,510
		66,510
Chemicals–0.46%
MEGlobal BV
2.63% 4/28/28	3,230,000	2,814,144
4.25% 11/3/26	2,120,000	2,031,965
MEGlobal Canada ULC 5.88% 5/18/30	340,000	342,934
OCP SA 4.50% 10/22/25	1,257,000	1,216,477
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,650,000	1,478,812
2.88% 5/11/31	1,560,000	1,238,422
		9,122,754
Commercial Services–0.38%
Cintas Corp. No. 2
3.70% 4/1/27	690,000	664,909
4.00% 5/1/32	420,000	398,934
DP World Ltd. 5.63% 9/25/48	5,260,000	4,905,528
PayPal Holdings, Inc.
1.65% 6/1/25	760,000	711,210
2.30% 6/1/30	500,000	423,879
4.40% 6/1/32	290,000	279,430
		7,383,890
Computers–0.26%
Apple, Inc.
1.13% 5/11/25	2,010,000	1,872,693
2.45% 8/4/26	950,000	889,298
3.85% 8/4/46	960,000	845,152
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. 3.00% 5/15/24	1,620,000	$ 1,583,274
		5,190,417
Cosmetics & Personal Care–0.22%
Haleon U.S. Capital LLC
3.38% 3/24/27	840,000	786,057
3.38% 3/24/29	590,000	536,087
3.63% 3/24/32	890,000	797,832
Kenvue, Inc. 4.90% 3/22/33	1,540,000	1,558,195
Procter & Gamble Co.
2.80% 3/25/27	160,000	150,618
3.00% 3/25/30	490,000	453,381
		4,282,170
Diversified Financial Services–0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,560,000	1,393,315
3.00% 10/29/28	3,230,000	2,792,828
3.30% 1/30/32	1,760,000	1,439,854
Air Lease Corp.
3.38% 7/1/25	550,000	521,275
5.30% 2/1/28	970,000	951,829
American Express Co.
2.50% 7/30/24	4,110,000	3,973,082
3.38% 5/3/24	580,000	568,681
4.05% 5/3/29	1,040,000	990,099
Intercontinental Exchange, Inc.
4.60% 3/15/33	350,000	339,443
4.95% 6/15/52	300,000	286,516
Mastercard, Inc. 3.85% 3/26/50	2,780,000	2,392,948
Visa, Inc. 4.30% 12/14/45	2,560,000	2,375,105
		18,024,975
Electric–0.72%
American Transmission Systems, Inc. 2.65% 1/15/32	320,000	264,618
Cleveland Electric Illuminating Co. 3.50% 4/1/28	300,000	274,906
Comision Federal de Electricidad
3.88% 7/26/33	910,000	701,254
4.75% 2/23/27	920,000	877,450
4.88% 1/15/24	380,000	376,675
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	330,000	299,789
3.95% 4/1/50	260,000	212,464

LVIP Western Asset Core Bond Fund-13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp. 3.15% 8/15/27	320,000	$ 295,446
FirstEnergy Corp.
1.60% 1/15/26	330,000	298,443
4.15% 7/15/27	2,120,000	2,013,644
MidAmerican Energy Co. 3.65% 4/15/29	1,080,000	1,002,955
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	820,000	775,178
Pacific Gas & Electric Co.
2.10% 8/1/27	190,000	162,295
2.50% 2/1/31	470,000	367,955
3.30% 8/1/40	950,000	640,027
3.50% 8/1/50	230,000	146,304
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,238,155
5.45% 5/21/28	690,000	691,794
6.15% 5/21/48	3,710,000	3,585,678
		14,225,030
Electrical Components & Equipment–0.05%
Emerson Electric Co. 2.80% 12/21/51	1,470,000	1,001,438
		1,001,438
Electronics–0.03%
Honeywell International, Inc. 1.35% 6/1/25	640,000	597,076
		597,076
Entertainment–0.35%
Warnermedia Holdings, Inc.
3.76% 3/15/27	420,000	391,762
4.05% 3/15/29	540,000	493,625
4.28% 3/15/32	3,520,000	3,121,802
5.05% 3/15/42	200,000	168,573
5.14% 3/15/52	2,360,000	1,921,625
6.41% 3/15/26	860,000	860,711
		6,958,098
Environmental Control–0.03%
Republic Services, Inc. 2.50% 8/15/24	590,000	569,152
		569,152
Food–0.29%
Danone SA
2.59% 11/2/23	1,160,000	1,147,879
2.95% 11/2/26	360,000	336,657
Kraft Heinz Foods Co. 3.00% 6/1/26	1,082,000	1,020,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mars, Inc.
2.38% 7/16/40	1,250,000	$ 858,503
2.70% 4/1/25	340,000	324,786
3.20% 4/1/30	1,040,000	943,387
Mondelez International, Inc. 1.50% 5/4/25	1,140,000	1,062,482
		5,694,650
Forest Products & Paper–0.33%
Suzano Austria GmbH 6.00% 1/15/29	6,600,000	6,559,080
		6,559,080
Health Care Products–0.11%
Abbott Laboratories
3.75% 11/30/26	484,000	471,875
4.75% 11/30/36	650,000	652,565
4.90% 11/30/46	920,000	928,859
Medtronic, Inc. 4.63% 3/15/45	134,000	130,376
		2,183,675
Health Care Services–0.73%
Aetna, Inc. 3.88% 8/15/47	470,000	366,322
Elevance Health, Inc.
3.35% 12/1/24	430,000	415,757
3.65% 12/1/27	430,000	405,970
4.10% 5/15/32	790,000	736,147
4.55% 5/15/52	650,000	580,581
Humana, Inc.
3.13% 8/15/29	1,100,000	970,998
3.70% 3/23/29	1,740,000	1,593,623
3.95% 3/15/27	1,220,000	1,165,830
4.50% 4/1/25	150,000	147,208
4.80% 3/15/47	50,000	45,227
Roche Holdings, Inc. 2.61% 12/13/51	1,270,000	860,627
UnitedHealth Group, Inc.
1.25% 1/15/26	300,000	274,073
2.00% 5/15/30	980,000	824,709
2.30% 5/15/31	160,000	135,288
2.90% 5/15/50	500,000	348,493
3.13% 5/15/60	100,000	69,687
3.70% 8/15/49	2,330,000	1,871,494
3.75% 7/15/25	550,000	535,380
3.88% 12/15/28	300,000	287,397
3.88% 8/15/59	650,000	528,345
4.00% 5/15/29	830,000	793,194
4.20% 5/15/32	1,010,000	964,208
4.25% 6/15/48	210,000	185,099
4.45% 12/15/48	160,000	145,767
		14,251,424

LVIP Western Asset Core Bond Fund-14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	250,000	$ 228,088
		228,088
Housewares–0.02%
Newell Brands, Inc. 4.70% 4/1/26	460,000	432,101
		432,101
Insurance–0.24%
American International Group, Inc. 2.50% 6/30/25	333,000	313,622
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	1,190,000	1,083,682
Chubb INA Holdings, Inc. 3.35% 5/3/26	590,000	566,841
Guardian Life Global Funding 1.10% 6/23/25	320,000	291,032
MetLife, Inc. 6.40% 12/15/66	1,600,000	1,596,874
New York Life Global Funding 0.95% 6/24/25	600,000	547,962
Principal Life Global Funding II 1.25% 6/23/25	300,000	273,684
		4,673,697
Internet–0.91%
Alphabet, Inc.
1.10% 8/15/30	1,500,000	1,213,454
1.90% 8/15/40	620,000	427,000
2.05% 8/15/50	380,000	237,716
Amazon.com, Inc.
1.50% 6/3/30	1,440,000	1,183,496
2.10% 5/12/31	980,000	824,188
2.50% 6/3/50	7,320,000	4,867,739
3.15% 8/22/27	1,360,000	1,279,568
3.30% 4/13/27	280,000	266,653
3.45% 4/13/29	600,000	564,895
3.60% 4/13/32	2,460,000	2,293,608
3.88% 8/22/37	500,000	456,575
4.05% 8/22/47	610,000	547,145
4.25% 8/22/57	200,000	179,897
4.95% 12/5/44	630,000	637,499
Prosus NV
3.68% 1/21/30	800,000	679,136
4.03% 8/3/50	3,570,000	2,243,093
		17,901,662
Iron & Steel–0.35%
Vale Overseas Ltd.
6.25% 8/10/26	4,600,000	4,742,276
6.88% 11/21/36	2,000,000	2,091,476
		6,833,752
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.14%
Las Vegas Sands Corp. 3.20% 8/8/24	1,700,000	$ 1,646,565
Sands China Ltd. 5.63% 8/8/25	1,120,000	1,092,692
		2,739,257
Machinery Diversified–0.10%
Deere & Co.
3.10% 4/15/30	640,000	585,076
3.75% 4/15/50	1,210,000	1,071,079
Otis Worldwide Corp. 2.06% 4/5/25	400,000	376,953
		2,033,108
Media–1.74%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	370,000	247,492
4.20% 3/15/28	1,760,000	1,649,946
4.40% 4/1/33	2,240,000	1,966,172
4.80% 3/1/50	970,000	731,864
4.91% 7/23/25	3,161,000	3,099,825
5.05% 3/30/29	1,700,000	1,621,065
5.13% 7/1/49	1,530,000	1,203,686
5.38% 4/1/38	1,670,000	1,422,670
5.38% 5/1/47	850,000	702,572
5.50% 4/1/63	630,000	507,235
6.48% 10/23/45	1,210,000	1,137,543
Comcast Corp.
2.80% 1/15/51	1,220,000	807,571
2.89% 11/1/51	1,330,000	891,707
2.94% 11/1/56	244,000	158,898
3.15% 3/1/26	1,106,000	1,059,374
3.25% 11/1/39	110,000	87,255
3.40% 4/1/30	750,000	689,103
3.40% 7/15/46	90,000	68,302
3.45% 2/1/50	520,000	395,753
3.75% 4/1/40	430,000	362,291
3.95% 10/15/25	2,220,000	2,164,150
3.97% 11/1/47	1,480,000	1,225,780
4.00% 8/15/47	180,000	149,993
4.00% 3/1/48	140,000	116,669
4.00% 11/1/49	130,000	107,299
4.05% 11/1/52	2,450,000	2,035,129
4.15% 10/15/28	3,050,000	2,955,077
4.25% 10/15/30	2,370,000	2,282,281
4.95% 10/15/58	130,000	124,816
Fox Corp. 5.48% 1/25/39	2,970,000	2,774,323
Time Warner Cable LLC
6.55% 5/1/37	260,000	249,255
7.30% 7/1/38	500,000	509,535

LVIP Western Asset Core Bond Fund-15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. 6.65% 11/15/37	460,000	$ 531,873
		34,036,504
Mining–0.98%
Anglo American Capital PLC
3.63% 9/11/24	1,100,000	1,069,055
4.00% 9/11/27	930,000	874,198
4.75% 4/10/27	430,000	415,568
Barrick North America Finance LLC 5.70% 5/30/41	1,400,000	1,418,483
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	920,000	920,301
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	5,670,000	5,350,378
Freeport-McMoRan, Inc.
5.40% 11/14/34	350,000	337,988
5.45% 3/15/43	290,000	270,409
Glencore Funding LLC
3.88% 10/27/27	120,000	111,998
4.00% 3/27/27	530,000	505,141
4.13% 3/12/24	1,070,000	1,057,085
4.63% 4/29/24	1,380,000	1,363,236
Southern Copper Corp. 5.25% 11/8/42	5,810,000	5,557,586
		19,251,426
Miscellaneous Manufacturing–0.17%
3M Co.
2.38% 8/26/29	2,510,000	2,155,651
3.70% 4/15/50	310,000	245,317
Eaton Corp. 4.15% 11/2/42	1,030,000	916,286
		3,317,254
Oil & Gas–3.95%
Apache Corp.
4.75% 4/15/43	3,700,000	2,719,500
6.00% 1/15/37	2,223,000	2,000,700
BP Capital Markets America, Inc.
2.77% 11/10/50	310,000	205,044
2.94% 6/4/51	190,000	129,658
3.00% 2/24/50	1,830,000	1,275,329
3.12% 5/4/26	1,820,000	1,732,379
3.41% 2/11/26	200,000	192,172
3.63% 4/6/30	590,000	548,305
Chevron Corp.
1.55% 5/11/25	380,000	356,069
2.00% 5/11/27	260,000	236,091
3.08% 5/11/50	610,000	454,051
Chevron USA, Inc.
3.25% 10/15/29	2,060,000	1,906,497
3.85% 1/15/28	660,000	643,708
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources, Inc.
3.80% 6/1/24	640,000	$ 627,330
4.38% 1/15/28	2,000,000	1,878,180
4.90% 6/1/44	310,000	240,898
5.75% 1/15/31	30,000	28,520
Coterra Energy, Inc.
3.90% 5/15/27	1,260,000	1,187,630
4.38% 3/15/29	3,560,000	3,321,626
Devon Energy Corp.
4.50% 1/15/30	835,000	786,005
4.75% 5/15/42	200,000	168,582
5.00% 6/15/45	3,665,000	3,177,649
5.60% 7/15/41	1,237,000	1,164,232
5.85% 12/15/25	750,000	755,687
Diamondback Energy, Inc.
3.13% 3/24/31	1,510,000	1,293,432
3.25% 12/1/26	440,000	413,401
3.50% 12/1/29	1,840,000	1,656,224
Ecopetrol SA 5.88% 5/28/45	4,070,000	2,788,499
EOG Resources, Inc.
3.90% 4/1/35	2,140,000	1,919,280
4.38% 4/15/30	1,230,000	1,202,729
4.95% 4/15/50	1,780,000	1,756,623
EQT Corp. 7.00% 2/1/30	900,000	942,327
Exxon Mobil Corp.
2.44% 8/16/29	1,230,000	1,091,384
2.99% 3/19/25	2,340,000	2,254,339
3.04% 3/1/26	490,000	468,352
3.45% 4/15/51	750,000	582,745
3.48% 3/19/30	910,000	853,508
4.11% 3/1/46	760,000	668,444
4.33% 3/19/50	120,000	108,719
KazMunayGas National Co. JSC
5.38% 4/24/30	1,050,000	973,885
5.75% 4/19/47	2,700,000	2,190,294
Occidental Petroleum Corp.
3.00% 2/15/27	820,000	735,571
3.50% 8/15/29	500,000	429,495
4.10% 2/15/47	760,000	537,548
4.20% 3/15/48	210,000	155,558
4.40% 4/15/46	380,000	293,461
4.50% 7/15/44	2,850,000	2,173,125
4.63% 6/15/45	1,170,000	905,229
5.55% 3/15/26	220,000	217,195
6.60% 3/15/46	2,530,000	2,604,761
Pertamina Persero PT 6.00% 5/3/42	1,790,000	1,787,207
Petroleos del Peru SA
4.75% 6/19/32	2,790,000	2,133,448
5.63% 6/19/47	1,490,000	961,032
Petroleos Mexicanos
5.50% 6/27/44	790,000	455,063
5.63% 1/23/46	2,710,000	1,556,083

LVIP Western Asset Core Bond Fund-16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
6.38% 1/23/45	900,000	$ 552,779
6.63% 6/15/35	1,746,000	1,217,540
6.88% 8/4/26	365,000	340,911
Pioneer Natural Resources Co.
1.13% 1/15/26	210,000	189,105
1.90% 8/15/30	850,000	688,821
2.15% 1/15/31	1,830,000	1,498,053
Reliance Industries Ltd.
2.88% 1/12/32	1,520,000	1,267,169
3.63% 1/12/52	2,650,000	1,888,067
Shell International Finance BV
2.38% 11/7/29	200,000	174,697
2.75% 4/6/30	420,000	375,022
2.88% 5/10/26	804,000	765,721
3.25% 4/6/50	2,490,000	1,852,271
4.00% 5/10/46	2,760,000	2,344,021
Sinopec Group Overseas Development 2014 Ltd. 4.38% 4/10/24	2,510,000	2,482,716
		77,481,696
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	27,000	26,077
5.00% 11/15/45	290,000	262,394
Schlumberger Holdings Corp. 3.90% 5/17/28	295,000	277,954
		566,425
Pharmaceuticals–1.95%
AbbVie, Inc.
2.60% 11/21/24	3,010,000	2,888,014
2.95% 11/21/26	690,000	644,629
3.20% 11/21/29	5,020,000	4,539,467
3.60% 5/14/25	610,000	589,685
3.75% 11/14/23	190,000	188,656
3.80% 3/15/25	790,000	768,053
4.25% 11/21/49	1,570,000	1,355,113
4.55% 3/15/35	80,000	76,182
4.88% 11/14/48	140,000	132,303
Becton Dickinson & Co.
3.36% 6/6/24	213,000	208,361
3.73% 12/15/24	86,000	83,489
4.69% 12/15/44	453,000	410,683
Bristol-Myers Squibb Co.
3.20% 6/15/26	539,000	515,832
3.40% 7/26/29	321,000	298,163
4.55% 2/20/48	862,000	803,883
Cigna Group
3.75% 7/15/23	901,000	900,188
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Group (continued)
4.13% 11/15/25	550,000	$ 535,426
4.38% 10/15/28	2,530,000	2,446,388
4.80% 8/15/38	1,000,000	944,013
4.90% 12/15/48	920,000	856,215
CVS Health Corp.
1.88% 2/28/31	230,000	182,678
2.13% 9/15/31	770,000	618,326
3.63% 4/1/27	300,000	284,785
3.75% 4/1/30	970,000	889,759
3.88% 7/20/25	1,990,000	1,934,065
4.13% 4/1/40	300,000	252,818
4.25% 4/1/50	930,000	770,348
4.30% 3/25/28	1,642,000	1,583,577
5.05% 3/25/48	2,390,000	2,202,965
5.13% 7/20/45	1,110,000	1,026,896
Johnson & Johnson
2.10% 9/1/40	1,830,000	1,289,225
3.70% 3/1/46	540,000	475,424
Merck & Co., Inc.
0.75% 2/24/26	170,000	153,614
1.45% 6/24/30	2,530,000	2,062,968
2.75% 12/10/51	220,000	151,742
Pfizer, Inc.
1.70% 5/28/30	4,330,000	3,592,504
2.63% 4/1/30	910,000	808,932
2.70% 5/28/50	1,000,000	706,263
		38,171,632
Pipelines–2.05%
Cameron LNG LLC 3.30% 1/15/35	3,060,000	2,550,829
Energy Transfer LP
2.90% 5/15/25	560,000	530,589
3.75% 5/15/30	5,190,000	4,682,980
4.50% 4/15/24	10,000	9,885
4.95% 6/15/28	350,000	339,490
5.25% 4/15/29	1,040,000	1,015,292
5.30% 4/1/44	70,000	60,622
5.40% 10/1/47	880,000	775,608
5.50% 6/1/27	730,000	726,043
6.25% 4/15/49	450,000	439,505
Enterprise Products Operating LLC
2.80% 1/31/30	1,980,000	1,733,446
3.13% 7/31/29	200,000	179,209
3.70% 1/31/51	1,320,000	1,009,846
3.95% 2/15/27	1,283,000	1,238,351
3.95% 1/31/60	380,000	292,885
4.15% 10/16/28	1,100,000	1,051,629
4.20% 1/31/50	540,000	451,317
4.45% 2/15/43	200,000	175,760
4.80% 2/1/49	250,000	228,831
4.85% 3/15/44	160,000	147,674

LVIP Western Asset Core Bond Fund-17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
5.10% 2/15/45	750,000	$ 716,017
μ5.38% 2/15/78	310,000	256,454
7.55% 4/15/38	160,000	183,773
Kinder Morgan Energy Partners LP
4.25% 9/1/24	1,080,000	1,058,191
5.50% 3/1/44	580,000	528,589
Kinder Morgan, Inc.
4.30% 6/1/25	610,000	594,984
4.30% 3/1/28	930,000	888,840
5.20% 3/1/48	90,000	78,804
5.55% 6/1/45	720,000	663,315
MPLX LP
4.50% 4/15/38	980,000	843,514
4.70% 4/15/48	720,000	590,954
4.80% 2/15/29	1,290,000	1,244,033
5.20% 3/1/47	400,000	350,815
5.20% 12/1/47	550,000	480,792
5.50% 2/15/49	1,140,000	1,033,063
Targa Resources Corp.
4.95% 4/15/52	300,000	247,868
5.20% 7/1/27	1,650,000	1,619,940
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	2,360,000	2,015,389
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	750,000	666,573
7.85% 2/1/26	4,280,000	4,481,275
Western Midstream Operating LP
3.35% 2/1/25	1,420,000	1,357,350
4.30% 2/1/30	150,000	134,677
Williams Cos., Inc.
4.85% 3/1/48	220,000	190,336
4.90% 1/15/45	1,130,000	986,039
5.10% 9/15/45	790,000	710,488
8.75% 3/15/32	500,000	593,571
		40,155,435
Retail–0.71%
Costco Wholesale Corp.
1.38% 6/20/27	1,220,000	1,077,126
1.60% 4/20/30	130,000	108,227
1.75% 4/20/32	500,000	403,561
Home Depot, Inc.
2.50% 4/15/27	420,000	389,581
2.70% 4/15/30	610,000	541,949
3.25% 4/15/32	2,220,000	1,994,322
3.30% 4/15/40	690,000	560,295
3.35% 4/15/50	890,000	679,190
3.90% 6/15/47	120,000	101,981
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc.
1.70% 9/15/28	1,050,000	$ 889,978
4.50% 4/15/30	1,000,000	972,133
McDonald's Corp.
1.45% 9/1/25	1,050,000	969,471
2.13% 3/1/30	920,000	782,593
3.30% 7/1/25	580,000	559,123
3.50% 3/1/27	200,000	190,800
3.50% 7/1/27	170,000	161,837
3.60% 7/1/30	590,000	548,901
3.63% 9/1/49	110,000	86,748
3.70% 1/30/26	390,000	376,979
4.20% 4/1/50	660,000	570,872
4.88% 12/9/45	1,390,000	1,329,288
Walmart, Inc.
1.50% 9/22/28	330,000	286,553
1.80% 9/22/31	230,000	190,966
2.38% 9/24/29	120,000	106,074
		13,878,548
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,506,950
		1,506,950
Semiconductors–0.99%
Applied Materials, Inc. 1.75% 6/1/30	390,000	324,702
Broadcom, Inc.
3.14% 11/15/35	3,150,000	2,416,192
3.19% 11/15/36	38,000	28,719
4.15% 11/15/30	302,000	277,855
4.93% 5/15/37	849,000	768,348
Intel Corp.
1.60% 8/12/28	520,000	447,600
3.05% 8/12/51	260,000	174,241
4.75% 3/25/50	840,000	759,242
5.13% 2/10/30	700,000	704,294
5.20% 2/10/33	510,000	514,834
KLA Corp. 4.65% 7/15/32	680,000	677,607
Micron Technology, Inc.
5.88% 2/9/33	990,000	985,053
5.88% 9/15/33	260,000	257,643
NVIDIA Corp.
3.50% 4/1/40	1,240,000	1,061,553
3.50% 4/1/50	2,060,000	1,674,022
3.70% 4/1/60	870,000	717,263
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	250,000	236,938
Texas Instruments, Inc.
1.75% 5/4/30	550,000	461,875
3.88% 3/15/39	300,000	268,751
4.15% 5/15/48	1,540,000	1,398,777

LVIP Western Asset Core Bond Fund-18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
TSMC Arizona Corp.
1.75% 10/25/26	890,000	$ 798,238
2.50% 10/25/31	5,220,000	4,376,089
		19,329,836
Software–0.53%
Adobe, Inc. 2.30% 2/1/30	1,090,000	956,159
Microsoft Corp.
2.53% 6/1/50	2,921,000	2,020,589
2.92% 3/17/52	1,079,000	802,741
3.45% 8/8/36	20,000	18,242
Oracle Corp.
1.65% 3/25/26	2,640,000	2,395,936
2.88% 3/25/31	3,040,000	2,595,285
2.95% 4/1/30	160,000	139,658
4.65% 5/6/30	710,000	686,000
Salesforce, Inc. 3.70% 4/11/28	790,000	761,833
		10,376,443
Telecommunications–2.17%
AT&T, Inc.
2.25% 2/1/32	1,360,000	1,080,247
2.55% 12/1/33	2,560,000	2,010,819
3.50% 9/15/53	700,000	495,541
3.55% 9/15/55	1,488,000	1,041,698
3.65% 9/15/59	210,000	146,206
3.80% 2/15/27	1,340,000	1,279,950
3.80% 12/1/57	260,000	188,239
4.35% 3/1/29	5,440,000	5,225,943
4.35% 6/15/45	228,000	191,069
Telefonica Emisiones SA 5.21% 3/8/47	490,000	426,172
T-Mobile USA, Inc.
2.25% 11/15/31	900,000	720,035
2.55% 2/15/31	550,000	457,166
3.00% 2/15/41	1,050,000	767,664
3.30% 2/15/51	250,000	175,373
3.50% 4/15/25	890,000	855,678
3.75% 4/15/27	170,000	160,923
3.88% 4/15/30	6,360,000	5,859,268
Verizon Communications, Inc.
1.75% 1/20/31	3,500,000	2,761,269
2.10% 3/22/28	840,000	737,917
2.36% 3/15/32	3,780,000	3,040,195
2.55% 3/21/31	2,500,000	2,087,333
2.65% 11/20/40	960,000	667,772
2.88% 11/20/50	2,260,000	1,472,362
3.15% 3/22/30	720,000	639,784
3.40% 3/22/41	260,000	200,670
3.85% 11/1/42	890,000	719,917
4.00% 3/22/50	1,070,000	868,166
4.13% 3/16/27	440,000	427,215
4.13% 8/15/46	630,000	517,859
4.40% 11/1/34	910,000	839,905
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.50% 8/10/33	5,250,000	$ 4,954,180
4.86% 8/21/46	940,000	861,794
5.25% 3/16/37	560,000	554,521
5.50% 3/16/47	120,000	120,058
		42,552,908
Transportation–0.13%
Union Pacific Corp.
2.15% 2/5/27	730,000	666,668
2.40% 2/5/30	690,000	599,651
3.75% 7/15/25	380,000	368,838
3.75% 2/5/70	900,000	680,717
3.84% 3/20/60	360,000	286,364
		2,602,238
Total Corporate Bonds (Cost $804,700,644)		709,103,605
NON-AGENCY ASSET-BACKED SECURITIES–7.24%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.42% (LIBOR03M + 1.15%) 10/23/34	2,000,000	1,954,536
•AB BSL CLO Ltd. Series 2023-4A A 6.96% (TSFR03M + 2.00%) 4/20/36	1,030,000	1,033,175
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.52% (SOFR30A + 1.45%) 1/15/37	2,196,000	2,156,239
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.34% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,801,892
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,896,928
Series 2022-3A A 4.62% 2/20/27	990,000	957,002
•Bain Capital Credit CLO Ltd. Series 2020-1A A1 6.45% (LIBOR03M + 1.19%) 4/18/33	500,000	494,301
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.42% (LIBOR03M + 1.17%) 1/20/35	1,590,000	1,561,456
•Basswood Park CLO Ltd. Series 2021-1A A 6.25% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,960,588
•BCRED MML CLO LLC Series 2022-1A A1 6.70% (TSFR03M + 1.65%) 4/20/35	2,470,000	2,392,901

LVIP Western Asset Core Bond Fund-19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	974,936	$ 839,440
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 6.59% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,726,186
•Catskill Park CLO Ltd. Series 2017-1A A2 6.95% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,484,145
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.38% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,547,397
•CBAM Ltd. Series 2017-1A A1 6.50% (LIBOR03M + 1.25%) 7/20/30	3,728,345	3,702,042
•Cerberus Loan Funding XXVIII LP Series 2020-1A A 7.11% (LIBOR03M + 1.85%) 10/15/31	569,147	566,846
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.33% (LIBOR01M + 0.14%) 1/15/37	693,555	623,809
•Dryden 75 CLO Ltd. Series 2019-75A AR2 6.30% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,376,181
•Dryden 87 CLO Ltd. Series 2021-87A A1 6.48% (LIBOR03M + 1.10%) 5/20/34	3,610,000	3,541,616
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.50% (LIBOR01M + 1.35%) 3/25/36	1,585,699	1,585,686
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 6.71% (LIBOR03M + 1.38%) 5/5/30	1,403,636	1,391,333
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 6.75% (LIBOR03M + 1.49%) 10/25/34	3,960,000	3,843,719
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.93% (TSFR03M + 1.95%) 4/25/36	1,030,000	1,027,380
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,795,710	1,436,196
•Grippen Park CLO Ltd. Series 2017-1A A 6.51% (LIBOR03M + 1.26%) 1/20/30	1,463,264	1,458,251
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.60% (LIBOR03M + 1.35%) 1/20/33	570,000	$ 562,593
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 6.75% (LIBOR03M + 1.45%) 11/30/32	800,000	792,631
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,969,400	2,365,997
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	2,420,000	2,086,724
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.21% (LIBOR01M + 1.05%) 6/16/36	2,718,090	2,652,712
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	2,521,588	2,094,958
•HPS Loan Management Ltd. Series 2021-16A A1 6.41% (LIBOR03M + 1.14%) 1/23/35	2,240,000	2,190,191
•KKR CLO 32 Ltd. Series 32A A1 6.58% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,089,677
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	6,920,000	6,886,153
•Magnetite XIV-R Ltd. Series 2015-14RA A2 6.38% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,142,855
•MF1 Series 2022-FL10 A 7.71% (TSFR01M + 2.64%) 9/17/37	4,080,000	4,082,638
•Midocean Credit CLO VII Series 2017-7A BR 6.86% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,697,708
•Myers Park CLO Ltd. Series 2018-1A B1 6.85% (LIBOR03M + 1.60%) 10/20/30	1,020,000	994,376
Navient Private Education Loan Trust
•Series 2014-AA A3 6.79% (LIBOR01M + 1.60%) 10/15/31	2,315,172	2,311,919
Series 2020-A A2A 2.46% 11/15/68	1,379,586	1,266,284
•Navient Student Loan Trust Series 2016-3A A3 6.50% (LIBOR01M + 1.35%) 6/25/65	1,765,187	1,753,741

LVIP Western Asset Core Bond Fund-20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	2,228,174	$ 1,947,242
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 6.78% (TSFR03M + 2.00%) 1/20/35	1,630,000	1,627,844
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 6.31% (LIBOR03M + 1.06%) 1/20/31	2,943,578	2,921,686
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.32% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,556,682
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.33% (TSFR03M + 1.30%) 2/24/37	2,450,000	2,395,982
•OHA Loan Funding Ltd. Series 2013-2A AR 6.43% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,027,534
•Owl Rock CLO III Ltd. Series 2020-3A A1L 7.05% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,980,980
•Palmer Square CLO Ltd. Series 2019-1A A1R 6.47% (LIBOR03M + 1.15%) 11/14/34	1,830,000	1,799,338
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.33% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,671,002
•Recette CLO Ltd. Series 2015-1A ARR 6.33% (LIBOR03M + 1.08%) 4/20/34	960,000	937,351
•REESE PARK CLO Ltd. Series 2020-1A AR 6.39% (LIBOR03M + 1.13%) 10/15/34	3,300,000	3,237,188
•Silver Rock CLO I Ltd. Series 2020-1A A 6.90% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,663,204
•SLC Student Loan Trust Series 2008-1 A4A 7.15% (LIBOR03M + 1.60%) 12/15/32	1,683,737	1,680,455
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.88% (LIBOR03M + 0.33%) 6/15/39	915,473	879,087
Series 2006-A A5 5.84% (LIBOR03M + 0.29%) 6/15/39	818,436	775,481
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	808,424	$ 740,980
Series 2021-C APT1 1.39% 1/15/53	2,666,226	2,305,328
Series 2021-C B 2.30% 1/15/53	1,210,000	1,081,035
Series 2022-C A1A 4.48% 5/16/50	4,887,042	4,676,547
•Starwood Ltd. Series 2022-FL3 A 6.42% (SOFR30A + 1.35%) 11/15/38	2,860,000	2,796,456
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,988,855	1,713,364
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	287,091	261,204
Series 2019-25G 1 2.69% 7/1/44	481,288	419,494
•Venture 32 CLO Ltd. Series 2018-32A A2A 6.33% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,729,994
•Voya CLO Ltd.
Series 2016-3A A1R 6.45% (LIBOR03M + 1.19%) 10/18/31	750,000	742,409
Series 2017-3A A1R 6.29% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,498,765
Series 2018-3A A1A 6.41% (LIBOR03M + 1.15%) 10/15/31	2,080,000	2,063,982
Series 2018-4A A1AR 6.30% (LIBOR03M + 1.04%) 1/15/32	4,000,000	3,948,940
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	2,332,400	1,928,746
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.49% (LIBOR03M + 1.22%) 10/24/34	2,100,000	2,067,076
•Whitebox CLO III Ltd. Series 2021-3A A1 6.48% (LIBOR03M + 1.22%) 10/15/34	2,580,000	2,540,794
•Zais CLO 13 Ltd. Series 2019-13A A1A 6.75% (LIBOR03M + 1.49%) 7/15/32	980,000	966,939
Total Non-Agency Asset-Backed Securities (Cost $147,274,104)		141,913,511

LVIP Western Asset Core Bond Fund-21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.56%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 5.69% (LIBOR01M + 0.54%) 11/25/35	410,829	$ 396,084
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	894,401	729,522
Series 2022-3 A1 4.00% 1/25/67	1,906,175	1,768,798
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	3,633,944	3,582,575
•BX Commercial Mortgage Trust Series 2023-VLT2 A 7.43% (TSFR01M + 2.28%) 6/15/40	4,880,000	4,861,725
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	1,216,796	1,018,420
•Connecticut Avenue Securities Trust Series 2022-R03 1M2 8.57% (SOFR30A + 3.50%) 3/25/42	1,000,000	1,021,628
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	3,915,213	3,444,487
φSeries 2019-NQM1 A3 3.06% 10/25/59	1,656,768	1,564,655
•Series 2020-RPL4 A1 2.00% 1/25/60	1,221,308	1,020,201
•Series 2021-AFC1 A1 0.83% 3/25/56	1,055,452	797,319
•Series 2021-AFC1 A3 1.17% 3/25/56	1,430,340	1,084,825
•Series 2021-NQM3 A3 1.63% 4/25/66	2,521,577	2,065,933
•Series 2021-NQM7 A1 1.76% 10/25/66	823,315	679,845
•Series 2021-NQM8 A1 1.84% 10/25/66	4,034,704	3,421,643
Series 2021-RPL2 A1 2.00% 1/25/60	732,097	609,757
•Series 2021-RPL6 A1 2.00% 10/25/60	1,504,612	1,287,265
•Series 2022-NQM1 A1 2.27% 11/25/66	3,894,536	3,340,397
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	2,965,672	2,562,946
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,071,801	848,706
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	101,530	88,976
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	3,245,352	$ 3,006,209
•Impac CMB Trust Series 2007-A A 5.65% (LIBOR01M + 0.50%) 5/25/37	1,402,992	1,340,208
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.36% 10/26/48	4,009,999	3,818,472
Series 2018-4 A1 3.50% 10/25/48	350,112	308,157
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 5.89% (LIBOR01M + 0.74%) 8/25/36	47,631	47,480
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	865,501	779,959
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	780,749	707,500
Series 2015-1A A3 3.75% 5/28/52	332,615	305,167
Series 2015-2A A1 3.75% 8/25/55	2,788,596	2,540,442
Series 2015-2A A2 3.75% 8/25/55	1,587,576	1,449,261
Series 2016-3A A1B 3.25% 9/25/56	848,837	755,889
Series 2016-3A B1 4.00% 9/25/56	3,417,834	3,175,912
Series 2016-4A B2 4.75% 11/25/56	1,816,937	1,695,134
Series 2017-1A A1 4.00% 2/25/57	2,222,452	2,066,877
Series 2017-2A B2 4.75% 3/25/57	1,876,237	1,761,769
Series 2017-4A A1 4.00% 5/25/57	2,013,177	1,856,153
Series 2017-6A A1 4.00% 8/27/57	4,539,011	4,202,501
Series 2022-NQM2 A1 3.08% 3/27/62	3,999,006	3,557,855
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	737,582	564,778
Series 2021-NQM3 A1 1.05% 7/25/61	1,181,559	890,392
Series 2022-NQM1 A1 2.31% 11/25/61	3,913,960	3,279,923
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	2,459,257	1,979,333

LVIP Western Asset Core Bond Fund-22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	1,053,917	$ 869,950
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	3,782,824	3,373,415
Towd Point Mortgage Trust
•Series 2016-3 B1 4.11% 4/25/56	1,120,000	1,049,902
•Series 2017-4 A1 2.75% 6/25/57	483,637	450,861
•Series 2017-6 M1 3.25% 10/25/57	2,110,000	1,858,973
•Series 2019-HY2 M2 7.05% (LIBOR01M + 1.90%) 5/25/58	1,250,000	1,231,392
Series 2022-4 A1 3.75% 9/25/62	3,672,146	3,368,947
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 5.73% (LIBOR01M + 0.58%) 10/25/45	1,035,912	946,047
Total Non-Agency Collateralized Mortgage Obligations (Cost $100,736,555)		89,434,565
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.99%
•AREIT Trust Series 2022-CRE6 A 6.32% (SOFR30A + 1.25%) 1/20/37	2,279,064	2,220,400
•BANK Series 2018-BN14 C 4.76% 9/15/60	2,160,000	1,470,345
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.86% (LIBOR01M + 0.67%) 6/15/38	1,638,172	1,595,205
Series 2021-XL2 A 5.88% (LIBOR01M + 0.69%) 10/15/38	5,597,359	5,433,034
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	973,997
•Series 2022-LBA6 A 6.15% (TSFR01M + 1.00%) 1/15/39	2,210,000	2,156,158
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,303,226
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	889,000	853,767
Series 2016-P3 A4 3.33% 4/15/49	758,000	699,474
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P6 A4 3.46% 12/10/49	354,724	$ 328,782
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	774,000	757,478
Series 2014-CR20 A4 3.59% 11/10/47	402,000	386,268
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,495,046
Series 2015-CR23 A4 3.50% 5/10/48	418,000	395,996
CSMC Trust Series 2014-USA B 4.18% 9/15/37	7,380,000	6,113,484
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	858,046
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	5,000,000	4,389,965
Series 2021-ROSS A 6.34% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,279,865
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	420,041
Series 2015-GC32 A4 3.76% 7/10/48	512,000	485,856
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	598,282
Series 2015-JP1 A5 3.91% 1/15/49	1,308,000	1,235,236
•Series 2020-MKST D 6.94% (LIBOR01M + 1.75%) 12/15/36	5,130,000	3,507,823
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,701,313
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,546,291
•KNDL Mortgage Trust Series 2019-KNSQ A 6.14% (LIBOR01M + 0.95%) 5/15/36	4,450,000	4,419,425
•MHC Trust Series 2021-MHC2 A 6.11% (TSFR01M + 0.96%) 5/15/38	1,210,000	1,186,578
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.22% 2/15/46	1,894,432	1,724,130

LVIP Western Asset Core Bond Fund-23

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2014-C17 A5 3.74% 8/15/47	717,000	$ 695,806
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,539,574
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,195,469
Series 2016-C29 A4 3.33% 5/15/49	710,000	661,129
•Morgan Stanley Capital I Trust Series 2019-BPR A 7.09% (LIBOR01M + 1.90%) 5/15/36	2,720,213	2,638,566
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.54% (TSFR01M + 1.40%) 3/15/39	1,350,000	1,324,833
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	6,076,728
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	260,529
•OPG Trust Series 2021-PORT A 5.68% (LIBOR01M + 0.48%) 10/15/36	3,222,678	3,115,991
•SMRT Series 2022-MINI A 6.15% (TSFR01M + 1.00%) 1/15/39	2,280,000	2,208,786
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,568,057
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	992,547
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.86% 8/15/49	16,351,799	645,293
Series 2016-C36 XA 1.30% 11/15/59	33,264,010	980,014
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	1,918,785
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $90,944,704)		78,357,618
ΔREGIONAL BONDS–0.16%
Canada—0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,348,105
Province of Manitoba Canada 2.13% 6/22/26	872,000	808,146
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada 2.50% 4/20/26	959,000	$ 903,062
		3,059,313
Total Regional Bonds (Cost $3,301,041)		3,059,313
ΔSOVEREIGN BONDS–2.34%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	1,220,000	795,044
		795,044
Colombia—0.37%
Colombia Government International Bonds
3.13% 4/15/31	1,190,000	896,070
3.88% 4/25/27	1,740,000	1,575,427
5.00% 6/15/45	2,740,000	1,902,366
5.20% 5/15/49	890,000	610,318
5.63% 2/26/44	3,190,000	2,369,398
		7,353,579
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,221,090
		1,221,090
Indonesia—0.04%
Indonesia Government International Bonds 3.70% 10/30/49	950,000	753,935
		753,935
Israel—0.26%
Israel Government International Bonds 2.75% 7/3/30	3,620,000	3,193,564
State of Israel
3.38% 1/15/50	930,000	697,128
3.80% 5/13/60	1,600,000	1,212,262
		5,102,954
Kazakhstan—0.15%
Kazakhstan Government International Bonds 4.88% 10/14/44	3,240,000	2,916,000
		2,916,000
Mexico—0.72%
Mexico Government International Bonds
3.50% 2/12/34	6,320,000	5,293,440
4.35% 1/15/47	390,000	311,110
4.40% 2/12/52	4,180,000	3,290,393

LVIP Western Asset Core Bond Fund-24

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.75% 3/8/44	6,230,000	$ 5,320,764
		14,215,707
Panama—0.20%
Panama Government International Bonds
4.30% 4/29/53	1,540,000	1,143,241
4.50% 5/15/47	880,000	698,354
4.50% 4/1/56	1,050,000	786,685
6.70% 1/26/36	1,230,000	1,314,821
		3,943,101
Peru—0.09%
Peruvian Government International Bonds
3.55% 3/10/51	650,000	485,882
3.60% 1/15/72	1,820,000	1,236,253
		1,722,135
Uruguay—0.41%
Uruguay Government International Bonds
4.38% 1/23/31	520,000	512,255
5.10% 6/18/50	5,430,000	5,400,961
5.75% 10/28/34	1,890,000	2,040,525
		7,953,741
Total Sovereign Bonds (Cost $56,479,158)		45,977,286
U.S. TREASURY OBLIGATIONS–10.45%
U.S. Treasury Bonds
1.25% 5/15/50	35,540,000	19,984,309
1.38% 8/15/50	29,150,000	16,937,744
1.63% 11/15/50	14,830,000	9,209,662
1.88% 2/15/51	29,710,000	19,672,430
1.88% 11/15/51	3,816,000	2,518,858
2.00% 2/15/50	5,730,000	3,927,960
2.00% 8/15/51	2,460,000	1,676,932
2.25% 2/15/52	39,454,000	28,511,680
2.38% 5/15/51	20,040,000	14,899,270
2.88% 5/15/49	1,660,000	1,372,029
3.00% 2/15/49	7,070,000	5,978,845
3.25% 5/15/42	150,000	133,852
3.38% 11/15/48	3,920,000	3,542,547
3.63% 2/15/53	5,320,000	5,105,537
3.63% 5/15/53	5,800,000	5,574,344
3.88% 2/15/43	660,000	643,500
3.88% 5/15/43	11,270,000	10,997,055
4.00% 11/15/52	2,450,000	2,516,609
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	23,134,640	22,159,777
U.S. Treasury Notes
0.25% 11/15/23	200,000	196,320
3.25% 6/30/27	4,860,000	4,673,953
3.38% 5/15/33	3,655,000	3,524,791
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.50% 2/15/33	16,050,000	$ 15,633,703
3.75% 5/31/30	5,210,000	5,137,548
4.00% 2/29/28	60,000	59,557
4.63% 3/15/26	410,000	410,448
Total U.S. Treasury Obligations (Cost $257,051,645)		204,999,260

	Number of Contracts
OPTIONS PURCHASED–0.17%
Centrally Cleared–0.17%
Put Options–0.16%
3 Month SOFR Strike price $96.00, expiration date 12/15/23, notional amount $190,080,000	792	950,400
3 Month SOFR Strike price $95.87, expiration date 12/15/23, notional amount $80,774,688	337	351,744
3 Month SOFR Strike price $97.00, expiration date 10/13/23, notional amount $167,810,000	692	1,911,650
		3,213,794
Call Options–0.01%
U.S. Treasury 10 yr Notes Strike price $112.75, expiration date 7/21/23, notional amount $15,897,750	141	72,947
U.S. Treasury 5 yr Notes Strike price $107.50, expiration date 7/21/23, notional amount $24,832,500	231	90,634
		163,581
Total Options Purchased (Cost $1,937,868)		3,377,375

	Number of Shares
MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.03%)	7,191,490	7,191,490
Total Money Market Fund (Cost $7,191,490)		7,191,490

LVIP Western Asset Core Bond Fund-25

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—2.37%
Agency Obligations–2.01%
≠Federal Home Loan Bank Discount Notes
5.24% 9/15/23	4,790,000	$ 4,741,644
5.05% 9/20/23	9,550,000	9,447,112
5.05% 7/28/23	12,590,000	12,543,543
5.12% 7/28/23	1,920,000	1,912,814
5.21% 10/10/23	10,990,000	10,840,832
		39,485,945
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations–0.36%
≠U.S. Treasury Bills 5.50% 10/3/23	7,140,000	$ 7,045,710
		7,045,710
Total Short-Term Investments (Cost $46,515,762)		46,531,655

TOTAL INVESTMENTS–103.61% (Cost $2,261,815,271)	2,032,228,066

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.17)%
Centrally Cleared–(0.17)%
Put Options Written–(0.17)%
3 Month SOFR Strike price $95.38, expiration date 12/15/23, notional amount $377,685,000	(1,584)	(861,300)
3 Month SOFR Strike price $95.25, expiration date 12/15/23, notional amount $160,496,250	(674)	(303,300)
3 Month SOFR Strike price $96.25, expiration date 10/13/23, notional amount $166,512,500	(692)	(934,200)
3 Month SOFR Strike price $96.50, expiration date 10/13/23, notional amount $166,945,000	(692)	(1,228,300)
U.S. Treasury 10 yr Notes Strike price $112.50, expiration date 7/21/23, notional amount $10,125,000	(90)	(74,531)
		(3,401,631)
Call Options Written–(0.00)%
U.S. Treasury 10 yr Notes Strike price $114.00, expiration date 7/21/23, notional amount $10,260,000	(90)	(15,469)
Total Options Written (Premium received $(1,660,034))		(3,417,100)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.44%)	(67,476,755)
NET ASSETS APPLICABLE TO 230,594,761 SHARES OUTSTANDING–100.00%	$1,961,334,211
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,534,846,443 / 180,343,989 Shares)	$8.511
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($426,487,768 / 50,250,772 Shares)	$8.487
COMPONENTS OF NET ASSETS AT JUNE 30, 2023:
Shares of beneficial interest (unlimited authorization–no par)	$2,330,726,982
Distributable earnings/(accumulated loss)	(369,392,771)
TOTAL NET ASSETS	$1,961,334,211

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
LVIP Western Asset Core Bond Fund-26

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2023.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $5,722,149 cash collateral held at broker for futures contracts, $10,677,722 cash collateral held at brokers for centrally cleared swap contracts, $556,308 variation margin due from broker on futures contracts, $126,571,234 payable for securities purchased, $483,919 payable for fund shares redeemed, $294,926 variation margin due to brokers on centrally cleared swap contracts, $236,959 other accrued expenses payable and $860,491 due to manager and affiliates as of June 30, 2023.

The following futures contracts and swap contracts were outstanding at June 30, 2023:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(1,658)	3 Month SOFR	$(392,282,800)	$(396,229,599)	3/19/24	$3,946,799	$ —
1,380	3 Month SOFR	331,113,750	331,831,015	3/18/25	—	(717,265)
202	3 Month SOFR	48,750,175	48,692,459	3/17/26	57,716	—
1,280	U.S. Treasury 10 yr Notes	143,700,000	145,574,643	9/20/23	—	(1,874,643)
(540)	U.S. Treasury 10 yr Ultra Notes	(63,956,250)	(64,257,982)	9/20/23	301,732	—
887	U.S. Treasury 2 yr Notes	180,365,906	181,331,104	9/29/23	—	(965,198)
1,065	U.S. Treasury 5 yr Notes	114,054,844	114,748,484	9/29/23	—	(693,640)
602	U.S. Treasury Bonds	82,003,688	81,120,039	9/20/23	883,649	—
117	U.S. Treasury Long Bonds	14,848,031	15,027,799	9/20/23	—	(179,768)
Total Futures Contracts					$5,189,896	$(4,430,514)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.39- Quarterly[4]	303,336,000	(1.00%)	6/20/28	$4,629,062	$2,338,600	$2,290,462	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-(Annually)	60,698,000	(3.50%)	5.06% [5]	9/30/24	$(1,642,221)	$21,673	$—	$(1,663,894)
2 yr IRS-(Annually)	51,925,000	(2.77%)	5.06% [5]	10/14/24	(2,195,242)	(184,693)	—	(2,010,549)
25 yr IRS-(Annually)	768,000	3.25%	(5.06%) [5]	9/30/29	25,008	577	24,431	—
LVIP Western Asset Core Bond Fund-27

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
25 yr IRS-(Annually)	19,216,000	2.60%	(5.06%) [5]	2/15/48	$2,424,439	$1,645,051	$779,388	$—
25 yr IRS-(Annually)	27,254,000	3.05%	(5.06%) [5]	2/15/48	1,367,523	1,159,532	207,991	—
25 yr IRS-(Annually)	19,374,000	3.15%	(5.06%) [5]	5/15/48	552,011	(1,869,696)	2,421,707	—
26 yr IRS-(Annually)	12,385,000	1.52%	(5.06%) [5]	2/15/47	3,770,548	(113,613)	3,884,161	—
30 yr IRS-(Annually)	8,030,000	2.50%	(5.06%) [5]	4/21/52	1,087,386	7,184	1,080,202	—
5 yr IRS-(Annually)	21,535,000	2.60%	(5.06%) [5]	10/14/27	1,478,489	298,174	1,180,315	—
7 yr IRS-(Annually)	13,114,000	2.85%	(5.06%) [5]	2/15/29	742,325	44,224	698,101	—
7 yr IRS-(Annually)	4,643,000	3.27%	(5.06%) [5]	4/30/29	144,456	(71,528)	215,984	—
7 yr IRS-(Annually)	33,311,000	3.85%	(5.06%) [5]	6/30/29	(102,396)	17,835	—	(120,231)
Total IRS Contracts						$954,720	$10,492,280	$(3,794,674)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2023.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on SOFR01M-Secured Overnight Financing Rate.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
LVIP Western Asset Core Bond Fund-28

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-29

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2023 (unaudited)
INVESTMENT INCOME:
Interest	$ 38,957,390
EXPENSES:
Management fees	4,352,550
Distribution fees-Service Class	514,549
Shareholder servicing fees	280,498
Accounting and administration expenses	192,389
Custodian fees	53,232
Professional fees	52,545
Pricing fees	48,824
Trustees’ fees and expenses	33,687
Reports and statements to shareholders	10,798
Consulting fees	1,810
Other	19,395
Total operating expenses	5,560,277
NET INVESTMENT INCOME	33,397,113
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(30,010,345)
Futures contracts	(3,278,893)
Options purchased	(925,953)
Options written	821,077
Swap contracts	28,232,862
Net realized loss	(5,161,252)
Net change in unrealized appreciation (depreciation) of:
Investments	53,162,988
Futures contracts	363,995
Options purchased	1,739,677
Options written	(1,757,066)
Swap contracts	(24,470,048)
Net change in unrealized appreciation (depreciation)	29,039,546
NET REALIZED AND UNREALIZED GAIN	23,878,294
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 57,275,407
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 33,397,113	$ 50,813,534
Net realized loss	(5,161,252)	(154,592,840)
Net change in unrealized appreciation (depreciation)	29,039,546	(287,216,652)
Net increase (decrease) in net assets resulting from operations	57,275,407	(390,995,958)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(47,658,428)
Service Class	—	(11,515,669)
	—	(59,174,097)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	123,511,500	140,442,906
Service Class	39,268,918	53,517,522
Reinvestment of dividends and distributions:
Standard Class	—	47,658,428
Service Class	—	11,515,669
	162,780,418	253,134,525
Cost of shares redeemed:
Standard Class	(128,724,126)	(308,276,052)
Service Class	(21,302,590)	(73,695,684)
	(150,026,716)	(381,971,736)
Increase (decrease) in net assets derived from capital share transactions	12,753,702	(128,837,211)
NET INCREASE (DECREASE) IN NET ASSETS	70,029,109	(579,007,266)
NET ASSETS:
Beginning of period	1,891,305,102	2,470,312,368
End of period	$1,961,334,211	$1,891,305,102
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-30

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.261	$ 10.197	$ 10.782	$ 10.116	$ 9.415	$ 9.862
Income (loss) from investment operations:
Net investment income[2]	0.148	0.228	0.169	0.217	0.276	0.262
Net realized and unrealized gain (loss)	0.102	(1.893)	(0.352)	0.692	0.710	(0.367)
Total from investment operations	0.250	(1.665)	(0.183)	0.909	0.986	(0.105)
Less dividends and distributions from:
Net investment income	—	(0.271)	(0.235)	(0.243)	(0.283)	(0.293)
Net realized gain	—	—	(0.159)	—	—	—
Return of capital	—	—	(0.008)	—	(0.002)	(0.049)
Total dividends and distributions	—	(0.271)	(0.402)	(0.243)	(0.285)	(0.342)
Net asset value, end of period	$ 8.511	$ 8.261	$ 10.197	$ 10.782	$ 10.116	$ 9.415
Total return[3]	3.03%	(16.42%)	(1.72%)	9.00%	10.48%	(1.03%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,534,846	$1,494,224	$1,971,350	$1,868,293	$1,748,824	$1,585,597
Ratio of expenses to average net assets	0.52%	0.52%	0.50%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets	3.51%	2.53%	1.61%	2.06%	2.75%	2.71%
Portfolio turnover	26%	128%	129%	225%	159%	176%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-31

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/23[1] (unaudited)	Year Ended
		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$ 8.249	$ 10.181	$ 10.768	$ 10.107	$ 9.413	$ 9.866
Income (loss) from investment operations:
Net investment income[2]	0.137	0.205	0.143	0.190	0.251	0.236
Net realized and unrealized gain (loss)	0.101	(1.889)	(0.352)	0.691	0.709	(0.364)
Total from investment operations	0.238	(1.684)	(0.209)	0.881	0.960	(0.128)
Less dividends and distributions from:
Net investment income	—	(0.248)	(0.212)	(0.220)	(0.264)	(0.279)
Net realized gain	—	—	(0.159)	—	—	—
Return of capital	—	—	(0.007)	—	(0.002)	(0.046)
Total dividends and distributions	—	(0.248)	(0.378)	(0.220)	(0.266)	(0.325)
Net asset value, end of period	$ 8.487	$ 8.249	$ 10.181	$ 10.768	$ 10.107	$ 9.413
Total return[3]	2.89%	(16.62%)	(1.97%)	8.73%	10.21%	(1.27%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,488	$ 397,081	$498,962	$404,800	$272,881	$125,802
Ratio of expenses to average net assets	0.77%	0.77%	0.75%	0.76%	0.76%	0.77%
Ratio of net investment income to average net assets	3.26%	2.28%	1.36%	1.81%	2.50%	2.46%
Portfolio turnover	26%	128%	129%	225%	159%	176%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2023 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2023 and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Western Asset Core Bond Fund-33

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2023, costs for these administrative and legal services were as follows:
Administrative	$79,589
Legal	12,769
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,316 for the six months ended June 30, 2023.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2023, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$726,924
Distribution fees payable to LFD	86,721
Shareholder servicing fees payable to Lincoln Life	46,846
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 78,177,202
Purchases of U.S. government securities	2,243,968,975
Sales other than U.S. government securities	121,555,430
Sales of U.S. government securities	2,161,601,610
At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,261,815,271
Aggregate unrealized appreciation of investments and derivatives	$ 21,475,180
Aggregate unrealized depreciation of investments and derivatives	(241,314,935)
Net unrealized depreciation of investments and derivatives	$ (219,839,755)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund-35

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 51,292,093	$—	$ 51,292,093
Agency Commercial Mortgage-Backed Securities	—	10,947,728	—	10,947,728
Agency Mortgage-Backed Securities	—	640,042,567	—	640,042,567
Corporate Bonds	—	709,103,605	—	709,103,605
Non-Agency Asset-Backed Securities	—	141,913,511	—	141,913,511
Non-Agency Collateralized Mortgage Obligations	—	89,434,565	—	89,434,565
Non-Agency Commercial Mortgage-Backed Securities	—	78,357,618	—	78,357,618
Regional Bonds	—	3,059,313	—	3,059,313
Sovereign Bonds	—	45,977,286	—	45,977,286
U.S. Treasury Obligations	—	204,999,260	—	204,999,260
Money Market Fund	7,191,490	—	—	7,191,490
Options Purchased	3,377,375	—	—	3,377,375
Short-Term Investments	—	46,531,655	—	46,531,655
Total Investments	$10,568,865	$2,021,659,201	$—	$2,032,228,066
Derivatives:

Assets:
Futures Contracts	$ 5,189,896	$ —	$—	$ 5,189,896
Swap Contracts	$ —	$12,782,742	$—	$12,782,742
Liabilities:
Futures Contracts	$(4,430,514)	$ —	$—	$ (4,430,514)
Swap Contracts	$ —	$ (3,794,674)	$—	$ (3,794,674)
Options Written	$(3,417,100)	$ —	$—	$ (3,417,100)
During the six months ended June 30, 2023, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/23	12/31/22
Shares sold:
Standard Class	14,549,307	15,717,311
Service Class	4,619,679	5,946,153
Shares reinvested:
Standard Class	—	5,587,810
Service Class	—	1,352,080
	19,168,986	28,603,354
Shares redeemed:
Standard Class	(15,075,993)	(33,752,728)
Service Class	(2,507,510)	(8,168,031)
	(17,583,503)	(41,920,759)
Net increase (decrease)	1,585,483	(13,317,405)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 14, 2024.
LVIP Western Asset Core Bond Fund-36

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2023, the Fund posted $5,722,149 cash collateral for futures contracts.
During the six months ended June 30, 2023, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2023, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2023, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts, interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP Western Asset Core Bond Fund-37

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2023, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2023, the notional value of the protection sold was USD 303,336,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2023, net unrealized appreciation of the protection sold was $2,290,462.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2023, the Fund used CDS contracts to gain exposure to certain securities or markets.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2023, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Western Asset Core Bond Fund-38

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2023 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$ 5,189,896	Liabilities net of receivables and other assets	$ (4,430,514)
Options purchased (Equity contracts)	Liabilities net of receivables and other assets	3,213,794	Liabilities net of receivables and other assets	—
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	163,581	Liabilities net of receivables and other assets	—
Options written (Equity contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(3,327,100)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(90,000)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	2,290,462	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	10,492,280	Liabilities net of receivables and other assets	(3,794,674)
Total		$21,350,013		$(11,642,288)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (3,278,893)	$ 363,995
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(596,146)	1,654,635
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(329,807)	85,042
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	—	(1,769,411)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	821,077	12,345
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	4,286,670	(566,607)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	23,946,192	(23,903,441)
Total		$24,849,093	$(24,123,442)
LVIP Western Asset Core Bond Fund-39

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2023.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$712,794,910	$803,610,323
Options contracts (average value)	1,140,239	1,009,655
CDS contracts (average notional value)**	302,527,429	—
Interest rate swap contracts (average notional value)***	217,218,429	156,989,714

**Long represents buying protection and short represents selling protection.
***Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2023, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 9. Recent Accounting Pronouncements (continued)
a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
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LVIP Western Asset Core Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LFI, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 6-7, 2023, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of January 1, 2022 through December 31, 2022. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Western Asset Core Bond Fund-43

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	The information required regarding the change in the independent public accountant is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Lincoln Variable Insurance Products Trust

By (Signature and Title) /s/ Jayson Bronchetti

                                                 Jayson Bronchetti, President

                                                 (principal executive officer)

Date:     August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jayson Bronchetti

                                                 Jayson Bronchetti, President

                                                 (principal executive officer)

Date:     August 17, 2023

By (Signature and Title) /s/ William P. Flory, Jr.

                                                 William P. Flory, Jr., Chief Accounting Officer

                                                 (principal financial officer)

Date:     August 18, 2023